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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2018 to October 31, 2019

Item 1. Reports to Stockholders

2019 ANNUAL REPORT
Russell Investment Company
OCTOBER 31, 2019
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, E, S, Y
Sustainable Equity Fund (formerly, U.S. Defensive Equity Fund) A, C, E, S, Y
U.S. Dynamic Equity Fund A, C, E, S, Y
U.S. Strategic Equity Fund A, C, E, M, S, Y
U.S. Small Cap Equity Fund A, C, E, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, E, M, S, Y
Global Equity Fund A, C, E, M, S, Y
Emerging Markets Fund A, C, E, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, E, M, S
Tax-Managed International Equity Fund A, C, E, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund (formerly, Global Opportunistic Credit Fund) A, C, E, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, E, M, R6, S, Y
Investment Grade Bond Fund A, C, E, M, R6, S, Y
Short Duration Bond Fund A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, E, M, S
Tax-Exempt Bond Fund A, C, E, M, S
Alternative Funds
Commodity Strategies Fund A, C, E, M, S, Y
Global Infrastructure Fund A, C, E, M, S, Y
Global Real Estate Securities Fund A, C, E, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Strategic Call Overwriting Fund S
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. These
financial statements report on 27
of these Funds.

Page
To Our Shareholders 3
Equity Income Fund 6
Sustainable Equity Fund 26
U.S. Dynamic Equity Fund 50
U.S. Strategic Equity Fund 76
U.S. Small Cap Equity Fund 98
International Developed Markets Fund 130
Global Equity Fund 158
Emerging Markets Fund 186
Tax-Managed U.S. Large Cap Fund 218
Tax-Managed U.S. Mid & Small Cap Fund 238
Tax-Managed International Equity Fund 264
Tax-Managed Real Assets Fund 298
Opportunistic Credit Fund 322
Unconstrained Total Return Fund 384
Strategic Bond Fund 440
Investment Grade Bond Fund 504
Short Duration Bond Fund 544
Tax-Exempt High Yield Bond Fund 582
Tax-Exempt Bond Fund 632
Commodity Strategies Fund 690
Global Infrastructure Fund 726
Global Real Estate Securities Fund 752
Multi-Strategy Income Fund 780
Multi-Asset Growth Strategy Fund 848
Strategic Call Overwriting Fund 918
Multifactor U.S. Equity Fund 940
Multifactor International Equity Fund 962
Notes to Schedules of Investments 993
Notes to Financial Highlights 995
Notes to Financial Statements 997
Report of Independent Registered Public Accounting Firm 1036
Tax Information 1038
Affiliated Brokerage Transactions 1040
Basis for Approval of Investment Advisory Contracts 1041
Shareholder Requests for Additional Information 1055
Disclosure of Information about Fund Trustees and Officers 1056
Adviser, Money Managers and Service Providers 1060
Russell Investment Company
Annual Report
October 31, 2019
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Your financial security is not only our focus; it is our purpose. We believe that the combination of our investment solutions, a sound plan and timely investment advice can help to achieve that financial security. That is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of clients like you.
Market volatility and the fear of a recession can make it difficult for individuals to stick to an investment plan. Some investors are tempted to leave sectors too early, to stay in too long, or to pull out too much. These types of behavior can cause the less-disciplined investor to fall into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.
We maintain our focus and look to position our funds for the investing environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe in the importance of diversifying globally. International investments provide diversification relative to
U.S.-based investments as well as open the portfolio up to additional opportunities outside our borders.
Within our equity exposure, we have an underweight preference for U.S. equities, driven by expensive valuations and cycle concerns. We’re broadly neutral on developed international equities, and overweight on emerging markets equities, driven by valuations.
Within our bond exposure, we continue to diversify across sectors. Additionally, active management will be important during a period of low anticipated fixed income returns.
2019 again showed that volatility is still present in the market. And we believe uncertainty about future market downturns helps to prove the value of a disciplined approach. As do, in our view, these key events of the last 12 months:
Global growth concerns and geopolitical tension have remained in investors’ thoughts. Progress in U.S.-China trade talks fluctuated over the period, with both countries implementing costly tariffs, which has impacted financial markets.
While short-term recession risks remain low, the U.S. yield curve is signaling that the risk is increasing. The U.S.
yield curve inverted for the first time since 2007 as government bond yields sunk to new depths.
1
The U.S. 10-year
treasury reached its lowest since 2016
2
while the U.S. 30-year yield touched an all-time bottom in August.
3
Nevertheless, global equities have ground higher amid dovish central bank policy. The Federal Reserve cut rates three times, while the European Central Bank cut rates to a record -0.5% and restarted quantitative easing.
4
China’s
central bank also took steps to stimulate its economy.
5
Volatility spiked at points over the year
6
, but equity markets have not touched the volatility experienced during
Christmas 2018—where a Federal Reserve rate increase and a worsening of U.S.-China tensions led investors flight to safety.
7
2019 has seen positive returns from major asset classes, with U.S. large cap
8
and infrastructure asset classes
9
leading the way. Even with strong absolute performance it has not been without bumps; asset class leadership can change month-to-month and quarter-to-quarter, reinforcing the need for a balanced multi-asset approach to investing.
Looking forward to the year ahead, we believe we are late in the cycle; with some bright spots. The service sector is still robust in most economies; policy stimulus is being ramped up, with many central banks now cutting interest rates and indicating that more cuts are on the way; and an easing of trade tensions seems likely. On balance, we think it is more likely that the combination of trade-war resolution and policy stimulus will see the global economy recover in 2020.
However, the asymmetry of the different outcomes—bear market versus limited upside—keeps us cautious until there is more clarity on the trade and stimulus outlook.

To Our Shareholders
4 To Our Shareholders
At Russell Investments, our purpose is to improve people’s financial security. We have a long heritage of providing multi-
asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Mark Spina
President and Chief Executive Officer, Russell Investment Company
1
Source:
https://www. reuters.com/article/us-us-bonds-curve/u-s-treasury-bond-curve-inverts-for-first-time-since-2007-in-recession-warning-idUSKCN1V4165
2
Source:
https://www.cnbc.com/2019/09/03/us-bonds-wall-street-monitors-economic-data-treasury-auctions.html
3
Source:
https://www.cnbc.com/2019/08/28/us-bonds-key-yield-curve-inverts-further-as-30-year-hits-record-low.html
4
Source:
https://www.marketwatch.com/story/ecb-cuts-key-rate-restarts-qe-as-it-attempts-to-revive-eurozone-economy-2019-09-12
5
Source:
https://www.reuters.com/article/us-china-economy-poll/chinas-2019-growth-seen-slowing-to-62-as-trade-war-weighs-idUSKCN1U514W
6
Source:
https://www.cnbc.com/2019/08/14/stock-markets-wall-street-in-focus-amid-earnings-economic-data.html
7
Source:
https://www.wsj.com/articles/the-battered-bull-market-is-limping-into-2019-11546425000
8
Source:
https://www.cnbc.com/2019/10/28/stock-market-investors-monitor-busiest-week-of-earnings-season.html
9
Source:
https://us.spindices.com/indices/equity/sp-global-infrastructure-index

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
6 Equity Income Fund
Equity Income Fund
-
Class A
‡
Total
Return
1 Year 4 .19%
5 Years 7 .52%§
10 Years 11 .00%§
Equity Income Fund
-
Class C
Total
Return
1 Year 9 .71%
5 Years 7 .98%§
10 Years 10 .83%§
Equity Income Fund
-
Class E
Total
Return
1 Year 10 .54%
5 Years 8 .79%§
10 Years 11 .68%§
Equity Income Fund
-
Class S
Total
Return
1 Year 10 .86%
5 Years 9 .09%§
10 Years 11 .95%§
Equity Income Fund
-
Class Y
‡‡
Total
Return
1 Year 11 .03%
5 Years 9 .26%§
10 Years 12 .14%§
Russell 1000
®
Value Index **
Total
Return
1 Year 11 .21%
5 Years 7 .61%§
10 Years 11 .96%§
Russell 1000
®
Index ***
Total
Return
1 Year 14 .15%
5 Years 10 .55%§
10 Years 13 .72%§
Equity Income Fund Linked Benchmark ****
Total
Return
1 Year 13 .35%
5 Years 10 .39%§
10 Years 13 .64%§

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Equity Income Fund 7
The Equity Income Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the
Fund's money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth and current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class S and Class Y Shares gained 10.55%,
9.71%, 10.54%, 10.86% and 11.03%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Value
Index, which gained 11.21% during the same period. Effective
October 1, 2019, RIM changed the Fund’s primary benchmark
from the Russell 1000
®
Index to the Russell 1000
®
Value Index.
The Equity Income Linked Benchmark represents the returns
of the Russell 1000
®
Index from November 1, 2018 through
September 30, 2019 and the returns of the Russell 1000
®
Value
Index from October 1, 2019 through October 31, 2019. The
Equity Income Linked Benchmark provides a means to compare
the Fund’s annual return to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark.
The Equity Income Linked Benchmark gained 13.35% during
the period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.59%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund underperform the Equity Income Linked Benchmark and the Morningstar
®
Large Blend peer group. During the last two months of 2018, the
U.S. equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to smaller market capitalization companies on average than the Equity Income
Linked Benchmark trading at discounted valuations. Within the
U.S. equity market, a preference for value style and lower market capitalization stocks was not beneficial.
From a sector standpoint, the Fund was positioned toward more pro-cyclical areas of the market such as the energy, financials and materials sectors, while avoiding bond proxies. Sector allocation decisions detracted over the period, including an overweight to the energy sector and an underweight to the information technology sector.
Stock selection by the Fund’s money managers was moderately
positive to benchmark relative performance during the period, led by outperforming holdings within the consumer discretionary and communication services sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Barrow, Hanley,
Mewhinney & Strauss, LLC underperformed the Russell 1000
®
Value Index for the period. Factor exposures were mixed, as a

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
8 Equity Income Fund
tilt toward high dividend yield stocks was rewarded while a tilt toward stocks with low momentum detracted. Additionally, an
overweight to the energy sector and an underweight to the real estate sector detracted from benchmark-relative performance.
Brandywine Global Investment Management, LLC was the
weaker performing manager for the period and underperformed
the Russell 1000
®
Value Index. Factor exposures detracted,
including tilts toward stocks with low valuation, low momentum and low market capitalization. An overweight to the energy
sector and an underweight to the utilities sector detracted from benchmark relative returns. Stock selection within the consumer discretionary and materials sectors helped to offset some of the underperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy outperformed the Equity Income Linked
Benchmark. A tilt toward stocks with below benchmark volatility was beneficial. From a sector perspective, an underweight to the energy sector and an overweight to the information technology sector contributed positively to benchmark-relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In October 2019, RIM changed the Fund’s benchmark from the
Russell 1000
®
Index to the Russell 1000
®
Value Index.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject
to change at any time based upon market conditions or
other events, and RIM disclaims any responsibility to
update the views contained herein. These views should not
be relied on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”) Fund
are based on numerous factors, should not be relied on as
an indication of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Barrow, Hanley, Mewhinney & Strauss, LLC Value
Brandywine Global Investment Management,
LLC
Value

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Equity Income Fund 9
* Assumes initial investment on November 1, 2009.
** Effective September 12, 2018, the Fund changed its principal investment strategy from principally investing in common stocks of large and medium capitalization U.S. companies to principally investing in common stocks of dividend-paying large and medium capitalization U.S. companies. As a result, effective, October 1, 2019, RIM changed the Fund's primary benchmark from the Russell 1000
®
Index to the Russell 1000
®
Value Index. The Russell
1000
®
Value Index measures the performance of those Russell 1000
®
Index securities with lower price-to-book ratios and lower forecasted growth values, representative of U.S. securities exhibiting value characteristic.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The Equity Income Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s primary benchmark. The Equity Income Linked Benchmark represents the returns of the Russell 1000
®
Index through
September 30, 2019 and the returns of the Russell 1000
®
Value thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class Y
Shares on February 28, 2017. The returns shown for Class Y Shares for the periods May 5, 2015 through February 28, 2017 are the returns of the Fund’s Class
I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I
Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting P rinciples (“U.S. GAAP”).

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
10 Equity Income Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,030.60 $ 1,019.66
Expenses Paid During Period* $ 5.63 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.60 $ 1,015.88
Expenses Paid During Period* $ 9.45 $ 9.40
* Expenses are equal to the Fund's annualized expense ratio of 1.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,030.40 $ 1,019.71
Expenses Paid During Period* $ 5.58 $ 5.55
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Equity Income Fund 11
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.80 $ 1,021.12
Expenses Paid During Period* $ 4.15 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,032.60 $ 1,021.93
Expenses Paid During Period* $ 3.33 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.9%
Consumer Discretionary - 11.3%
Amazon.com, Inc.(Æ) 1,180 2,096
Carnival Corp. 6,768 290
Comcast Corp. Class A 72,751 3,262
Costco Wholesale Corp. 2,545 756
Dollar Tree, Inc.(Æ) 4,314 476
DR Horton, Inc. 23,579 1,235
eBay, Inc. 20,434 720
General Motors Co. 62,717 2,331
Home Depot, Inc. (The) 6,741 1,581
Kohl's Corp. 7,063 362
Lennar Corp. Class A 4,597 274
Lowe's Cos., Inc. 22,623 2,525
Macy's, Inc. 8,370 127
Marriott International, Inc. Class A 3,101 392
McDonald's Corp. 5,462 1,074
Mohawk Industries, Inc.(Æ) 11,579 1,660
Nike, Inc. Class B 10,440 935
Nordstrom, Inc. 6,148 221
Norwegian Cruise Line Holdings, Ltd.(Æ) 18,833 956
PulteGroup, Inc. 51,911 2,037
Starbucks Corp. 10,398 879
Target Corp. 31,755 3,396
Thomson Reuters Corp. 5,046 339
TJX Cos., Inc. 10,708 617
Toll Brothers, Inc. 7,511 299
Viacom, Inc. Class B 4,214 91
Walmart, Inc. 8,394 984
Walt Disney Co. (The) 9,421 1,224
Whirlpool Corp. 8,758 1,332
Yum China Holdings, Inc. 2,660 113
Yum! Brands, Inc. 3,157 321
32,905
Consumer Staples - 5.8%
Altria Group, Inc. 7,612 341
Archer-Daniels-Midland Co. 6,932 291
Coca-Cola Co. (The) 17,679 962
CVS Health Corp. 77,514 5,147
General Mills, Inc. 7,340 373
Ingredion, Inc. 16,317 1,289
Kellogg Co. 3,844 244
Kimberly-Clark Corp. 1,652 220
Kraft Heinz Foods Co. 4,240 137
Molson Coors Brewing Co. Class B 34,927 1,841
Mondelez International, Inc. Class A 13,900 729
PepsiCo, Inc. 6,645 911
Philip Morris International, Inc. 5,468 445
Procter & Gamble Co. (The) 11,168 1,391
Sysco Corp. 5,278 422
Tyson Foods, Inc. Class A 19,647 1,627
Walgreens Boots Alliance, Inc. 6,685 366
16,736
Energy - 9.9%
BP PLC - ADR 123,492 4,681
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Canadian Natural Resources, Ltd. 108,185 2,728
Chevron Corp. 24,878 2,889
ConocoPhillips 33,235 1,835
EOG Resources, Inc. 17,127 1,187
Exxon Mobil Corp. 23,505 1,588
Halliburton Co. 87,748 1,689
Magna International, Inc. Class A 27,210 1,463
Occidental Petroleum Corp. 4,878 198
Phillips 66 27,389 3,200
Royal Dutch Shell PLC Class B - ADR 31,410 1,831
Schlumberger, Ltd. 120,545 3,941
Valero Energy Corp. 15,681 1,521
28,751
Financial Services - 23.7%
AerCap Ireland Capital, Ltd. / AerCap Global
Aviation Trust(Æ) 25,758 1,491
Aflac, Inc. 11,229 597
AGNC Investment Corp.(Æ) 33,537 572
Allstate Corp. (The) 6,245 665
American Express Co. 14,787 1,734
American Tower Corp.(ö) 3,034 662
Ameriprise Financial, Inc. 1,689 255
Annaly Capital Management, Inc.(ö) 153,601 1,379
Banco Santander SA - ADR 248,205 983
Bank of America Corp. 95,946 3,000
BB&T Corp. 8,901 472
Berkshire Hathaway, Inc. Class B(Æ) 25,532 5,428
Brookfield Property Partners, LP 10,806 204
Chubb, Ltd. 21,264 3,241
Citigroup, Inc. 67,565 4,855
Citizens Financial Group, Inc. 7,114 250
CME Group, Inc. Class A 2,657 547
Crown Castle International Corp.(ö) 2,996 416
Cullen/Frost Bankers, Inc. 3,277 295
E*Trade Financial Corp. 26,400 1,103
Equity Residential(ö) 6,267 556
Fidelity National Information Services, Inc. 2,294 302
Fifth Third Bancorp 12,073 351
Fiserv, Inc.(Æ) 3,804 404
Franklin Resources, Inc. 5,552 153
Gaming and Leisure Properties, Inc.(ö) 21,023 848
Hartford Financial Services Group, Inc. 6,489 370
Healthpeak Properties, Inc.(Æ) 84,270 3,170
Huntington Bancshares, Inc. 19,429 275
Intercontinental Exchange, Inc. 5,340 504
Jack Henry & Associates, Inc. 2,277 322
JPMorgan Chase & Co. 52,823 6,599
KeyCorp 17,185 309
M&T Bank Corp. 1,868 292
Marsh & McLennan Cos., Inc. 6,229 645
MasterCard, Inc. Class A 5,481 1,517
Merck & Co., Inc. 16,783 1,454
MetLife, Inc. 5,915 277
Navient Corp. 15,637 215
New York Community Bancorp, Inc. 118,789 1,384
Northern Trust Corp. 26,499 2,641

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PayPal Holdings, Inc.(Æ) 5,645 588
PNC Financial Services Group, Inc. (The) 4,312 633
Prologis, Inc.(ö) 10,723 941
Prudential Financial, Inc. 1,120 102
Public Storage(ö) 2,123 473
Regions Financial Corp. 20,878 336
Santander Consumer USA Holdings, Inc. 13,581 341
Signature Bank 2,000 237
Simon Property Group, Inc.(ö) 20,506 3,090
SLM Corp. 60,889 514
State Street Corp. 2,306 152
SunTrust Banks, Inc. 4,980 340
TFS Financial Corp. 19,261 371
Travelers Cos., Inc. (The) 3,616 474
Two Harbors Investment Corp.(ö) 61,267 850
US Bancorp 50,329 2,870
Visa, Inc. Class A 9,158 1,638
Voya Financial, Inc. 6,994 377
Wells Fargo & Co. 73,587 3,799
68,863
Health Care - 11.5%
Abbott Laboratories 11,375 951
AbbVie, Inc. 19,285 1,534
Acadia Pharmaceuticals, Inc.(Æ) 4,477 190
Alexion Pharmaceuticals, Inc.(Æ) 2,321 245
Allergan PLC 2,021 356
Amgen, Inc. 3,725 794
AstraZeneca PLC - ADR 21,062 1,033
Baxter International, Inc. 6,274 481
Becton Dickinson and Co. 2,329 596
Biogen, Inc.(Æ) 1,772 529
BioMarin Pharmaceutical, Inc.(Æ) 2,074 152
Bristol-Myers Squibb Co. 25,478 1,462
Celgene Corp.(Æ) 3,695 399
Cerner Corp. 5,387 362
Cigna Corp. 1,663 297
Eli Lilly & Co. 5,783 659
Gilead Sciences, Inc. 19,150 1,220
Horizon Therapeutics PLC(Æ) 37,856 1,094
IQVIA Holdings, Inc.(Æ) 3,229 466
Jazz Pharmaceuticals PLC(Æ) 6,234 783
Johnson & Johnson 34,017 4,491
Medtronic PLC 39,763 4,330
Mylan NV(Æ) 41,588 796
Pfizer, Inc. 83,231 3,194
Regeneron Pharmaceuticals, Inc.(Æ) 633 194
Seattle Genetics, Inc.(Æ) 3,204 344
Stryker Corp. 3,267 707
Thermo Fisher Scientific, Inc. 3,237 978
United Therapeutics Corp.(Æ) 1,458 131
UnitedHealth Group, Inc. 13,254 3,349
Vertex Pharmaceuticals, Inc.(Æ) 1,678 328
Zimmer Biomet Holdings, Inc. 7,506 1,038
33,483
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 4.5%
Air Products & Chemicals, Inc. 2,388 509
Crown Holdings, Inc.(Æ) 28,754 2,094
Dow, Inc. 9,548 482
DuPont de Nemours, Inc. 32,156 2,120
Eastman Chemical Co. 15,143 1,151
Ecolab, Inc. 1,636 314
Freeport-McMoRan, Inc. 69,039 678
Huntsman Corp. 37,089 821
Linde PLC 10,438 2,070
LyondellBasell Industries NV Class A 4,061 364
Newmont Goldcorp Corp. 45,823 1,821
PPG Industries, Inc. 4,042 506
Westrock Co. 1,726 65
12,995
Producer Durables - 8.5%
3M Co. 4,211 695
Accenture PLC Class A 3,812 707
American Airlines Group, Inc. 67,674 2,034
Ametek , Inc. 2,319 213
Automatic Data Processing, Inc. 3,813 619
Boeing Co. (The) 2,127 723
Carlisle Cos., Inc. 833 127
Cummins, Inc. 1,467 253
Danaher Corp. 4,767 657
Deere & Co. 1,973 344
Delta Air Lines, Inc. 7,586 418
Emerson Electric Co. 6,145 431
FedEx Corp. 1,833 280
Fluor Corp. 2,277 37
General Dynamics Corp. 10,809 1,911
General Electric Co. 308,151 3,074
Honeywell International, Inc. 5,052 873
Illinois Tool Works, Inc. 3,347 564
Johnson Controls International PLC(Æ) 23,653 1,025
Lockheed Martin Corp. 1,393 525
Northrop Grumman Corp. 1,510 532
Paychex, Inc. 4,455 373
Raytheon Co. 1,443 306
Stanley Black & Decker, Inc. 12,417 1,879
Union Pacific Corp. 4,997 827
United Continental Holdings, Inc.(Æ) 3,707 337
United Parcel Service, Inc. Class B 4,996 575
United Technologies Corp. 16,787 2,409
Wabtec Corp. 18,482 1,282
Waste Management, Inc. 4,795 538
24,568
Technology – 16.1%
Activision Blizzard, Inc. 2,619 147
Adobe, Inc.(Æ) 2,886 802
Alphabet, Inc. Class A(Æ) 1,428 1,798
Alphabet, Inc. Class C(Æ) 1,371 1,728
Amdocs, Ltd. 3,486 227
Amphenol Corp. Class A 4,044 406
Apple, Inc. 29,375 7,308

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Materials, Inc. 5,362 291
Avnet, Inc. 3,816 151
Broadcom, Inc. 1,267 371
Cisco Systems, Inc. 28,519 1,355
Cognizant Technology Solutions Corp. Class
A 8,210 500
Corning, Inc. 6,831 202
Corteva , Inc. Class W 104,775 2,764
Electronic Arts, Inc.(Æ) 1,809 174
Facebook, Inc. Class A(Æ) 18,701 3,584
HP, Inc.(Æ) 13,776 239
Intel Corp. 37,073 2,096
International Business Machines Corp. 19,858 2,656
Intuit, Inc. 1,929 497
IPG Photonics Corp.(Æ) 6,713 901
Lam Research Corp. 1,319 358
Marvell Technology Group, Ltd. 69,924 1,705
Microsoft Corp. 41,794 5,992
Motorola Solutions, Inc. 2,246 374
NVIDIA Corp. 9,814 1,973
Oracle Corp. 63,470 3,458
QUALCOMM, Inc. 40,566 3,263
Salesforce.com, Inc.(Æ) 1,966 308
Synopsys, Inc.(Æ) 2,559 347
Texas Instruments, Inc. 6,188 730
46,705
Utilities – 7.6%
American Electric Power Co., Inc. 4,404 416
AT&T, Inc. 189,860 7,307
Dominion Energy, Inc. 40,615 3,352
Duke Energy Corp. 5,387 508
Edison International 12,175 766
Entergy Corp. 24,429 2,968
Exelon Corp. 51,303 2,334
NextEra Energy, Inc. 2,485 592
PG&E Corp.(Æ) 3,334 21
Southern Co. (The) 12,951 812
Verizon Communications, Inc. 46,691 2,823
21,899
Total Common Stocks
(cost $212,353) 286,905
Short-Term Investments - 2.0%
U.S. Cash Management Fund(@) 5,871,948
(∞)
5,874
Total Short-Term Investments
(cost $5,874) 5,874
Total Investments 100.9%
(identified cost $218,227) 292,779
Other Assets and Liabilities , Net
- (0.9%)
(2,725)
Net Assets - 100.0%
290,054

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 10 USD 1,518 12/19
43
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
43
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 32,905 $ — $ —
$ —
$ 32,905 11.3
Consumer Staples 16,736 — —
—
16,736 5.8
Energy 28,751 — —
—
28,751 9.9
Financial Services 68,863 — —
—
68,863 23.7
Health Care 33,483 — —
—
33,483 11.5
Materials and Processing 12,995 — —
—
12,995 4.5
Producer Durables 24,568 — —
—
24,568 8.5
Technology 4 6 , 705 — —
—
4 6 , 705 1 6 . 1
Utilities 2 1 , 899 — —
—
2 1 , 899 7 . 6
Short-Term Investments — — —
5,874
5,874 2.0
Total Investments 286,905 — — 5,874 292,779 100.9
Other Assets and Liabilities, Net (0.9)
100.0
Other Financial Instruments
Assets
Futures Contracts 43 — — — 43 — *
Total Other Financial Instruments
**
$ 43 $ — $ — $ — $ 43
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 43
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (181) $ —
Foreign currency exchange contracts — (1)
Total
$ (181) $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 122 $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 218,227
Investments, at fair value(>) ...........................................................................................................................................................
292,779
Receivables:
Dividends and interest ....................................................................................................................................................... 377
Dividends from affiliated funds .......................................................................................................................................... 16
Fund shares sold ................................................................................................................................................................ 17
From broker(a) ................................................................................................................................................................... 30
Variation margin on futures contracts ................................................................................................................................. 43
Total assets .................................................................................................................................................
293,262
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 2,908
Accrued fees to affiliates .................................................................................................................................................... 202
Other accrued expenses ..................................................................................................................................................... 98
Total liabilities .............................................................................................................................................
3,208
Net Assets ............................................................................................................................................................
$ 290,054

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 67,05 7
Shares of beneficial interest ...........................................................................................................................................................
118
Additional paid-in capital ..............................................................................................................................................................
222,8 79
Net Assets ............................................................................................................................................................
$ 290,05 4
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 24.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 26.22
Class A — Net assets ............................................................................................................................................................. $ 21,159,377
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 856,293
Net asset value per share: Class C(#) ............................................................................................................................................. $ 23.82
Class C — Net assets ............................................................................................................................................................. $ 26,016,931
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,092,041
Net asset value per share: Class E(#) ............................................................................................................................................. $ 24.78
Class E — Net assets ............................................................................................................................................................. $ 2,855,301
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 115,242
Net asset value per share: Class S(#) .............................................................................................................................................. $ 24.60
Class S — Net assets ............................................................................................................................................................. $ 211,752,959
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 8,606,184
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 24.57
Class Y — Net assets ............................................................................................................................................................. $ 28,269,907
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,150,758
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 5,874
(a)     Receivable from Broker for Futures $ 30
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 19
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,53 8
Dividends from affiliated funds ......................................................................................................................................... 23 3
Interest .............................................................................................................................................................................. 29
Total investment income ...............................................................................................................................................................
8,800
Expenses
Advisory fees .................................................................................................................................................................... 1,900
Administrative fees ........................................................................................................................................................... 167
Custodian fees ................................................................................................................................................................... 112
Distribution fees - Class A ................................................................................................................................................ 59
Distribution fees - Class C ................................................................................................................................................ 227
Transfer agent fees - Class A ............................................................................................................................................. 45
Transfer agent fees - Class C ............................................................................................................................................. 5 9
Transfer agent fees - Class E ............................................................................................................................................. 6
Transfer agent fees - Class S ............................................................................................................................................. 512
Transfer agent fees - Class Y ............................................................................................................................................. 1
Professional fees ............................................................................................................................................................... 86
Registration fees ............................................................................................................................................................... 80
Shareholder servicing fees - Class C ................................................................................................................................. 76
Shareholder servicing fees - Class E ................................................................................................................................. 8
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 36
Miscellaneous ................................................................................................................................................................... 2 2
Expenses before reductions .............................................................................................................................................. 3,410
Expense reductions ........................................................................................................................................................... (278)
Net expenses .................................................................................................................................................................................
3,132
Net investment income (loss) ........................................................................................................................................................
5,668
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,50 4 )
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (181)
Foreign currency exchange contracts ................................................................................................................................ (1)
Net realized gain (loss) ..................................................................................................................................................................
(3,684)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 24,223
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 122
Net change in unrealized appreciation (depreciation) ................................................................................................................... 24,34 6
Net realized and unrealized gain (loss) ......................................................................................................................................... 20,66 2
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 26,3 30

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
20 Equity Income Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,668 $ 6,581
Net realized gain (loss) ...................................................................................................................... (3,684) 114,206
Net change in unrealized appreciation (depreciation) ....................................................................... 24,34 6 (89,727)
Net increase (decrease) in net assets from operations ............................................................................. 26,3 30 31,060
Distributions
To shareholders
Class A .......................................................................................................................................... (7,210) (3,94 5 )
Class C .......................................................................................................................................... (9,779) (4,98 7 )
Class E .......................................................................................................................................... (1,010) (528)
Class S ........................................................................................................................................... (93,435) (62,044)
Class Y .......................................................................................................................................... (7,86 4 ) (4,48 6 )
Net decrease in net assets from distributions .......................................................................................... (119,29 8 ) (75,99 0 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (110,81 3 ) (57,76 3 )
Total Net Increase (Decrease) in Net Assets ..........................................................................
(203,78 1 ) (102,693)
Net Assets
Beginning of period .................................................................................................................................
493,835 596,528
End of period ..........................................................................................................................................
$ 290,05 4 $ 493,835

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 21
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 47 $ 1,123 147 $ 4,921
Proceeds from reinvestment of distributions 344 7,138 120 3,905
Payments for shares redeemed (451) (11,543) (221) (7,437)
Net increase (decrease)
(60) (3,282) 46 1,389
Class C
Proceeds from shares sold 92 2,07 0 31 1,021
Proceeds from reinvestment of distributions 488 9,756 157 4,966
Payments for shares redeemed (604) (13,680) (268) (8,784)
Net increase (decrease)
(24) (1,85 4 ) (80) (2,797)
Class E
Proceeds from shares sold 5 129 3 106
Proceeds from reinvestment of distributions 48 995 16 522
Payments for shares redeemed (48) (1,083) (26) (871)
Net increase (decrease)
5 41 (7) (243)
Class S
Proceeds from shares sold 400 9,532 530 17,602
Proceeds from reinvestment of distributions 4,434 91,743 1,888 61,093
Payments for shares redeemed (8,527) (210,766) (3,993) (133,57 7 )
Net increase (decrease)
(3,693) (109,491) (1,575) (54,88 2 )
Class Y
Proceeds from shares sold 195 4,389 13 393
Proceeds from reinvestment of distributions 223 4,615 88 2,855
Payments for shares redeemed (196) (5,231) (132) (4,478)
Net increase (decrease)
222 3,773 (31) (1,230)
Total increase (decrease)
(3,550) $ (110,81 3 ) (1,647) $ (57,76 3 )

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
22 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
October 31, 2017 31.65 .26 6.46 6.72 (.27) (2.92)
October 31, 2016 38.50 .34 .45 .79 (.37) (7.27)
October 31, 2015 43.30 .31 1.44 1.75 (.44) (6.11)
Class C
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.2 8 1.3 5 (.0 7 ) (4.24)
October 31, 2017 31.05 .02 6.31 6.33 (.05) (2.92)
October 31, 2016 37.90 .10 .45 .55 (.13) (7.27)
October 31, 2015 42.78 .02 1.42 1.44 (.21) (6.11)
Class E
October 31, 2019 32.33 .35 1.23 1.58 (.37) (8.76)
October 31, 2018 35.24 .3 3 1.3 0 1.63 (.30) (4.24)
October 31, 2017 31.69 .27 6.46 6.73 (.26) (2.92)
October 31, 2016 38.53 .34 .46 .80 (.37) (7.27)
October 31, 2015 43.33 .31 1.43 1.74 (.43) (6.11)
Class S
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .4 3 1. 29 1.72 (.40) (4.24)
October 31, 2017 31.60 .33 6.47 6.80 (.38) (2.92)
October 31, 2016 38.45 .42 .45 .87 (.45) (7.27)
October 31, 2015 43.26 .41 1.43 1.84 (.54) (6.11)
Class Y
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .4 8 1.3 0 1.78 (.4 6 ) (4.24)
October 31, 2017(6) 32.22 .06 3.10 3.16 (.31) —
October 31, 2016(j) — — — — — —
October 31, 2015 43.19 .26 2.13 2.39 (.38) (6.11)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 23
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.19) 35.18 22.63 30,614 1.11 1.11 .79 90
(7.64) 31.65 3.15 28,620 1.08 1.08 1.07 73
(6.55) 38.50 4.17 34,474 1.09 1.09 .79 90
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.8 4 .21 118
(2.97) 34.41 21.73 41,162 1.86 1.86 .05 90
(7.40) 31.05 2.42 42,062 1.83 1.83 .32 73
(6.32) 37.90 3.39 50,046 1.84 1.84 .04 90
(9.13) 24.78 10.5 8 2,855 1.14 1.09 1.44 28
(4.54) 32.33 4.65 3,55 3 1.11 1.09 .96 118
(3.18) 35.24 22.61 4,124 1.11 1.11 .82 90
(7.64) 31.69 3.18 6,889 1.08 1.08 1.07 73
(6.54) 38.53 4.14 7,752 1.09 1.09 .80 90
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.30) 35.10 22.94 486,964 .86 .83 1.01 90
(7.72) 31.60 3.43 260,691 .83 .83 1.33 73
(6.65) 38.45 4.42 361,883 .84 .84 1.04 90
(9.25) 24.57 11.0 8 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118
(.31) 35.07 9.86 33,664 .66 .66 1.16 90
— — – — — — — —
(6.49) 39.09 5.88 12,557 .64 .64 1.30 90

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
24 Equity Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 124,381
Administration fees 12,037
Distribution fees 20,726
Shareholder servicing fees 6,017
Transfer agent fees 37,807
Trustee fees 1,326
$ 202,294
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,012 $ 218,116 $ 219,257 $ 2 $ 1 $ 5,874 $ 233 $ —
$ 7,012 $ 218,116 $ 219,257 $ 2 $ 1 $ 5,874 $ 233 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 223,322,097 $ 79,129,963 $ (9,672,745) $ 69,457,218 $ 581,632 $ (2,981,660)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 21,947,322 $ 97,350,567 $ — $ 28,045,562 $ 47,944,523 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
26 Sustainable Equity Fund
Sustainable Equity Fund
-
Class A
‡
Total
Return
1 Year 8 .10%
5 Years 8 .40%§
10 Years 11 .70%§
Sustainable Equity Fund
-
Class C
Total
Return
1 Year 13 .80%
5 Years 8 .87%§
10 Years 11 .52%§
Sustainable Equity Fund
-
Class E
Total
Return
1 Year 14 .70%
5 Years 9 .69%§
10 Years 12 .39%§
Sustainable Equity Fund
-
Class S
Total
Return
1 Year 15 .03%
5 Years 9 .99%§
10 Years 12 .66%§
Sustainable Equity Fund
-
Class Y
Total
Return
1 Year 15 .19%
5 Years 10 .19%§
10 Years 12 .86%§
Russell 1000
®
Defensive Index
TM
**
Total
Return
1 Year 18.71%
5 Years 11.57%§
10 Years 13.89%§
Sustainable Equity Linked Benchmark ***
Total
Return
1 Year 18 .71%
5 Years 11 .57%§
10 Years 13 .82%§

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Sustainable Equity Fund 27
The Sustainable Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class S and Class Y Shares gained 14.69%,
13.80%, 14.70%, 15.03% and 15.19%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Defensive
Index™, which gained 18.71% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.59%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund underperform the Russell 1000
®
Defensive Index™ and outperform the
Morningstar
®
Large Blend peer group.
During the last two months of 2018, the U.S. equity market
produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum,
growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund was consistently underweight stocks with lower momentum and overweight stocks with higher
profitability relative to its benchmark. Both factor tilts negatively impacted benchmark relative performance over the period.
From a sector standpoint, the Fund was positioned toward areas expected to benefit from a healthy domestic consumer, such as the consumer discretionary, consumer staples and financials sectors.
Sector allocation decisions moderately detracted, including an overweight to the health care sector and an underweight to the information technology sector.
Stock selection by the Fund’s money managers was the primary detractor to benchmark relative performance during the period, led by underperforming holdings within the consumer staples, industrials and energy sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Jacobs
Levy Equity Management, Inc. was the best performing manager for the one-year period and outperformed the Russell 1000
®
Defensive Index™. An underweight to the health care sector and an overweight to the information technology sector was beneficial.
Outperforming holdings within the information technology and real estate sectors also added value.
Coho Partners, Ltd. was the worst performing manager for the one-
year period and underperformed the Russell 1000
®
Defensive
Index™. Sector allocation decisions were not rewarded, especially an overweight to the health care sector and an underweight to the information technology sector. Stock selection within the consumer staples and energy sectors was the primary driver of underperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
28 Sustainable Equity Fund
provided exposure to RIM’s strategic equity beliefs associated with value and lower capitalization. During the fiscal year, the strategy underperformed the Russell 1000
®
Defensive Index™
as both factors lagged in the U.S. equity market. From a sector perspective, an overweight to the information technology sector and an underweight to the health care sector were moderately beneficial.
RIM incorporates environmental, social and governance-related
(“ESG”) sustainability goals into its manager selection and
portfolio construction process. With respect to the portion of the
Fund that RIM manages, RIM seeks to identify the combination of securities that best achieves the sustainability goals while minimizing transaction costs and deviation from the money
managers’ security selection.
The Fund’s ESG orientation added value over the year as a lower weight to the energy sector and a higher weight to the information technology sector were rewarded. In addition, the avoidance of specific securities that rank poorly on sustainability metrics in the energy, tobacco, and health care sectors proved advantageous over the period.
During the period, RIM used a combination of index futures
contracts to equitize a portion of the Fund’s cash and sold equity index put options with respect to the portion of the Fund’s cash that RIM determined not to equitize in order to seek gains from premiums received on their sale. RIM’s strategy of partially equitizing cash and writing put-options both contributed
positively to the Fund’s absolute performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
Effective January 1, 2019, the Fund’s name was changed from
the U.S. Defensive Equity Fund to the Sustainable Equity Fund
and the Fund changed its principal investment strategy from
employing a defensive style of investing to pursuing a sustainable investment strategy.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Coho Partners, Ltd. Market Oriented
Jacobs Levy Equity Management Inc. Market Oriented
MarVista Investment Partners LLC Market Oriented
* Assumes initial investment on November 1, 2009.
** Russell 1000
®
Defensive Index
TM
measures the performance of the large-cap defensive segment of the U.S. equity universe. It includes those Russell 1000
®
Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.
*** The Sustainable Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000
®
Index through
August 14, 2012 and the returns of the Russell 1000
®
Defensive Index
TM
thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Sustainable Equity Fund 29
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,051.00 $ 1,017.95
Expenses Paid During Period* $ 7.44 $ 7.32
* Expenses are equal to the Fund's annualized expense ratio of 1.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,047.10 $ 1,014.17
Expenses Paid During Period* $ 11.30 $ 11.12
* Expenses are equal to the Fund's annualized expense ratio of 2.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,051.10 $ 1,018.00
Expenses Paid During Period* $ 7.39 $ 7.27
* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
30 Sustainable Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,052.70 $ 1,019.36
Expenses Paid During Period* $ 6.00 $ 5.90
* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,053.50 $ 1,020.16
Expenses Paid During Period* $ 5.18 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account val ue over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.6%
Consumer Discretionary - 13.2%
Amazon.com, Inc.(Æ) 1,238 2,200
AutoZone, Inc.(Æ)(Ð) 1,929 2,208
Best Buy Co., Inc.(Ð) 9,370 673
Cable One, Inc. 1,371 1,817
CarMax, Inc.(Æ) 13,161 1,226
CBS Corp. Class B 2,390 86
Cinemark Holdings, Inc.(Ñ) 5,426 199
Comcast Corp. Class A 17,753 796
Costco Wholesale Corp.(Û) 11,717 3,481
Darden Restaurants, Inc. 7,520 844
Dollar General Corp. 44,961 7,208
Domino's Pizza, Inc.(Ð) 4,702 1,277
Graham Holdings Co. Class B 200 126
Hilton Worldwide Holdings, Inc.(Ð) 6,910 670
Home Depot, Inc. (The) 2,718 638
Interpublic Group of Cos., Inc. (The) 7,522 164
KB Home 14,500 518
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 2,932 132
Liberty SiriusXM Group Class C(Æ) 2,922 132
Lowe's Cos., Inc. 58,836 6,567
Madison Square Garden Co. (The) Class
A(Æ)(Ð) 4,155 1,109
McDonald's Corp. 11,224 2,208
Netflix, Inc.(Æ) 515 148
Nike, Inc. Class B 10,970 983
NVR, Inc.(Æ) 534 1,942
Omnicom Group, Inc.(Ñ) 37,802 2,917
O'Reilly Automotive, Inc.(Æ) 4,511 1,965
Ross Stores, Inc. 66,891 7,336
Scientific Games Corp. Class A(Æ)(Ð) 8,800 211
Sensata Technologies Holding PLC(Æ) 40,813 2,089
Sirius XM Holdings, Inc.(Ñ) 19,200 129
Starbucks Corp.(Û) 34,930 2,953
Walmart, Inc. 4,982 584
Walt Disney Co. (The) 5,572 724
Yum! Brands, Inc.(Û) 20,590 2,094
58,354
Consumer Staples - 12.9%
Archer-Daniels-Midland Co.(Ð) 49,250 2,070
Brown-Forman Corp. Class B - ADR 1,719 113
Clorox Co. (The) 1,054 156
Coca-Cola Co. (The)(Ð)(Û) 228,766 12,451
Colgate-Palmolive Co. 65,621 4,502
ConAgra Foods, Inc. 68,041 1,841
CVS Health Corp. 91,737 6,090
Hershey Co. (The) 803 118
Hormel Foods Corp. 4,834 198
JM Smucker Co. (The) 25,498 2,695
Kimberly-Clark Corp.(Ð)(Û) 21,699 2,883
Kroger Co. (The) 218,773 5,391
Mondelez International, Inc. Class A 6,394 335
PepsiCo, Inc. 18,579 2,548
Philip Morris International, Inc. 2,881 235
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Procter & Gamble Co. (The) 35,260 4,390
Sysco Corp.(Û) 36,304 2,899
Unilever NV 130,096 7,707
56,622
Energy - 2.7%
Cabot Oil & Gas Corp.(Ð) 30,600 570
Chevron Corp. 675 78
ConocoPhillips 4,850 268
Devon Energy Corp.(Ð) 7,400 150
Occidental Petroleum Corp. 44,025 1,783
Phillips 66 15,050 1,758
Royal Dutch Shell PLC Class A - ADR 76,251 4,421
Valero Energy Corp.(Û) 19,810 1,921
World Fuel Services Corp. 12,600 526
Xcel Energy, Inc. 3,169 202
11,677
Financial Services - 24.2%
Aflac, Inc. 106,428 5,658
Alleghany Corp.(Æ)(Û) 1,224 953
Allstate Corp. (The)(Û) 23,452 2,496
American International Group, Inc. 15,500 821
American Tower Corp.(Ð)(ö)(Û) 29,520 6,438
Aon PLC 960 185
AvalonBay Communities, Inc.(ö) 411 89
Axis Capital Holdings, Ltd. 17,780 1,057
BancFirst Corp. 500 29
Bank of America Corp. 13,214 413
Bank of New York Mellon Corp. (The) 38,528 1,801
Bank OZK 4,300 121
BB&T Corp. 1,781 94
Berkshire Hathaway, Inc. Class B(Æ)(Ð) 34,247 7,281
BlackRock, Inc. Class A(Û) 4,430 2,046
Boston Properties, Inc.(ö) 13,610 1,867
Brighthouse Financial, Inc.(Æ)(Ð) 11,400 430
Broadridge Financial Solutions, Inc. 816 102
Camden Property Trust(Ð)(ö) 12,000 1,372
Charles Schwab Corp. (The) 38,755 1,578
Chubb, Ltd. 1,844 281
CME Group, Inc. Class A 861 177
Commerce Bancshares, Inc.(Ð) 18,176 1,170
Crown Castle International Corp.(ö) 516 72
Cullen/Frost Bankers, Inc.(Ð) 6,222 560
Discover Financial Services(Ð) 9,350 750
Douglas Emmett, Inc.(ö) 30,902 1,339
Equity Commonwealth(ö)(Û) 38,910 1,252
Essex Property Trust, Inc.(Ð)(ö) 5,160 1,688
Everest Re Group, Ltd.(Ð) 5,180 1,332
Federal Realty Investment Trust(Ð)(ö) 3,900 530
First Republic Bank 19,957 2,123
Global Payments, Inc. 13,852 2,343
Hartford Financial Services Group, Inc. 1,700 97
Host Hotels & Resorts, Inc.(ö) 6,638 109
Intercontinental Exchange, Inc.(Ð) 18,970 1,789
Jack Henry & Associates, Inc. 2,265 321

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JPMorgan Chase & Co. 5,158 644
Liberty Property Trust(ö) 3,380 200
LPL Financial Holdings, Inc. 7,760 627
M&T Bank Corp.(Û) 12,521 1,960
Markel Corp.(Æ) 3,399 3,980
Marsh & McLennan Cos., Inc. 65,994 6,839
MasterCard, Inc. Class A(Û) 16,450 4,554
Merck & Co., Inc.(Û) 110,665 9,591
MetLife, Inc. 2,655 124
MFA Financial, Inc.(ö) 5,652 43
Moody's Corp. 10,632 2,346
Northern Trust Corp.(Ð) 18,434 1,837
PayPal Holdings, Inc.(Æ) 2,405 250
PNC Financial Services Group, Inc. (The) 1,349 198
Progressive Corp. (The)(Û) 22,030 1,535
Prologis, Inc.(ö) 3,384 297
Public Storage(ö) 2,097 467
Raymond James Financial, Inc.(Ð)(Û) 8,040 671
Rayonier, Inc.(ö) 14,597 394
Regency Centers Corp.(Ð)(ö) 11,261 757
Reinsurance Group of America, Inc. Class
A(Ð) 5,020 816
Retail Properties of America, Inc. Class A(ö) 48,600 669
Simon Property Group, Inc.(ö) 1,779 268
SITE Centers Corp.(ö) 18,000 280
State Street Corp. 95,208 6,290
SVB Financial Group(Æ) 1,690 374
Texas Capital Bancshares, Inc.(Æ) 5,300 287
Travelers Cos., Inc. (The) 1,095 144
US Bancorp 47,092 2,685
Visa, Inc. Class A 23,256 4,159
Wells Fargo & Co. 8,202 423
Western Union Co. (The) 10,359 260
Willis Towers Watson PLC(Æ)(Ð) 10,190 1,905
WR Berkley Corp. 2,557 179
106,817
Health Care - 14.6%
Abbott Laboratories 63,917 5,344
AbbVie, Inc. 2,240 178
Align Technology, Inc.(Æ) 6,397 1,614
Allergan PLC 5,646 994
Allscripts Healthcare Solutions, Inc.(Æ) 51,427 563
Alnylam Pharmaceuticals, Inc.(Æ)(Ð) 2,800 243
Amgen, Inc. 36,910 7,871
Anthem, Inc.(Æ)(Ð) 7,216 1,942
Biogen, Inc.(Æ)(Û) 8,470 2,530
Bristol-Myers Squibb Co.(Ð)(Ñ) 53,209 3,052
Cerner Corp.(Ð) 22,530 1,512
Cooper Cos., Inc. (The)(Ð) 910 265
Eli Lilly & Co. 7,972 909
Gilead Sciences, Inc. 28,509 1,816
Humana, Inc. 5,787 1,703
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 2,100 117
Johnson & Johnson 73,184 9,662
Laboratory Corp. of America Holdings(Æ)
(Ð)(Û) 4,930 812
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medtronic PLC 2,746 299
Molina Healthcare, Inc.(Æ) 5,420 638
Neurocrine Biosciences, Inc.(Æ)(Ð) 2,200 219
Pfizer, Inc. 13,186 506
Quest Diagnostics, Inc. 25,029 2,534
Stryker Corp. 700 151
Teleflex, Inc. 8,770 3,047
Thermo Fisher Scientific, Inc. 12,680 3,829
UnitedHealth Group, Inc. 38,936 9,839
Varian Medical Systems, Inc.(Æ) 11,380 1,375
Veeva Systems, Inc. Class A(Æ) 4,460 633
Zoetis, Inc. Class A 1,239 159
64,356
Materials and Processing - 2.8%
Ashland Global Holdings, Inc.(Ð) 8,860 685
DuPont de Nemours, Inc. 15,700 1,035
Eastman Chemical Co.(Ð) 18,400 1,399
Ecolab, Inc. 15,380 2,953
Lennox International, Inc.(Ð) 5,270 1,304
Linde PLC(Æ) 5,075 1,007
NewMarket Corp. 2,978 1,445
PPG Industries, Inc. 504 63
Silgan Holdings, Inc.(Ð) 10,092 311
Stepan Co. 3,600 352
Valvoline, Inc.(Ð) 40,487 864
WR Grace & Co.(Ð) 15,900 1,057
12,475
Producer Durables - 11.3%
3M Co. 16,502 2,723
Accenture PLC Class A 12,965 2,404
AGCO Corp.(Ð) 20,760 1,592
Automatic Data Processing, Inc. 5,387 874
CH Robinson Worldwide, Inc.(Ð) 7,040 533
Cummins, Inc.(Û) 13,000 2,242
Danaher Corp. 1,972 272
Eaton Corp. PLC 2,488 217
EMCOR Group, Inc. 11,994 1,052
Emerson Electric Co. 3,409 239
Expeditors International of Washington, Inc. 19,700 1,437
Fluor Corp.(Ð) 17,400 280
Fortive Corp. 23,066 1,592
frontdoor , Inc.(Æ) 3,800 183
Honeywell International, Inc. 43,276 7,475
Illinois Tool Works, Inc. 41,882 7,060
Korn Ferry(Ð) 8,800 323
Landstar System, Inc. 12,910 1,461
ManpowerGroup , Inc. 12,213 1,110
Mettler -Toledo International, Inc.(Æ) 2,307 1,626
National Instruments Corp. 8,371 346
Navistar International Corp.(Æ) 15,237 477
Paychex, Inc. 7,344 614
Quanta Services, Inc. 23,350 982
Raytheon Co. 1,209 257
Roper Technologies, Inc. 8,420 2,837

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Schneider National, Inc. Class B 19,400 444
Spirit AeroSystems Holdings, Inc. Class A(Û) 5,600 458
Stanley Black & Decker, Inc. 18,124 2,743
Terex Corp.(Ð) 26,330 725
TransDigm Group, Inc. 4,555 2,397
United Technologies Corp. 1,354 194
WESCO International, Inc.(Æ)(Ð) 9,860 494
WW Grainger, Inc. 7,003 2,163
49,826
Technology - 18.6%
Adobe, Inc.(Æ) 10,383 2,886
Alphabet, Inc. Class A(Æ) 1,049 1,320
Alphabet, Inc. Class C(Æ)(Û) 11,636 14,664
Amdocs, Ltd. 1,683 110
Amphenol Corp. Class A 5,259 528
Apple, Inc. 14,798 3,681
Arrow Electronics, Inc.(Æ) 1,600 127
Avnet, Inc. 29,020 1,148
Booking Holdings, Inc.(Æ) 676 1,385
Bottomline Technologies, Inc.(Æ) 7,554 309
Box, Inc. Class A(Æ)(Ð) 48,100 814
CDW Corp. 3,342 427
Cirrus Logic, Inc.(Æ) 26,980 1,834
Cisco Systems, Inc. 20,606 979
Citrix Systems, Inc. 20,281 2,207
CommVault Systems, Inc.(Æ)(Ð) 25,298 1,257
Cornerstone OnDemand , Inc.(Æ) 7,840 459
Corning, Inc. 5,275 156
Dell Technologies, Inc. Class C(Æ) 8,100 428
Dolby Laboratories, Inc. Class A 6,262 403
Dropbox, Inc. Class A(Æ)(Ð) 25,300 501
F5 Networks, Inc.(Æ) 9,950 1,434
Facebook, Inc. Class A(Æ) 13,726 2,631
FireEye, Inc.(Æ)(Ð) 62,500 990
Fortinet, Inc.(Æ) 5,040 411
Genpact , Ltd. 2,814 110
Hewlett Packard Enterprise Co. Class H 59,790 981
HP, Inc.(Æ)(Ð)(Û) 105,500 1,833
Intel Corp. 21,628 1,223
Intuit, Inc. 12,086 3,112
Juniper Networks, Inc. 69,975 1,737
Microchip Technology, Inc.(Ñ) 63,666 6,003
Microsoft Corp.(Û) 113,923 16,334
Motorola Solutions, Inc. 2,328 387
NetScout Systems, Inc.(Æ)(Ð) 22,170 537
Oracle Corp. 63,223 3,445
Progress Software Corp. 24,930 994
Take-Two Interactive Software, Inc.(Æ) 4,120 496
Tech Data Corp.(Æ) 1,105 134
Tenable Holdings, Inc.(Æ) 11,462 289
Texas Instruments, Inc. 4,172 492
Varonis Systems, Inc.(Æ)(Ð) 4,600 329
VeriSign, Inc.(Æ)(Û) 8,810 1,674
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yelp, Inc. Class A(Æ) 22,520 776
81,975
Utilities - 2.3%
Alliant Energy Corp. 2,055 110
Aqua America, Inc. 3,581 162
AT&T, Inc. 27,586 1,062
Avangrid , Inc. 3,448 173
CenterPoint Energy, Inc.(Ð) 38,790 1,128
Cogent Communications Holdings, Inc.(Ð) 7,881 462
Consolidated Edison, Inc. 13,569 1,251
DTE Energy Co. 606 77
Eversource Energy(Æ) 2,744 230
Exelon Corp. 34,119 1,552
International Business Machines Corp. 2,966 397
NextEra Energy, Inc. 6,776 1,614
Portland General Electric Co. 11,164 635
Sempra Energy 613 89
T-Mobile US, Inc.(Æ) 4,292 355
Verizon Communications, Inc. 15,197 918
10,215
Total Common Stocks
(cost $346,229) 452,317
Short-Term Investments - 7.0%
U.S. Cash Management Fund(@) 25,894,603 (∞) 25,905
United States Treasury Bills
1.506% due 12/05/19 (ž)(ç) 2,500
2,496
1.559% due 03/26/20 (ž)(§) 2,500 2,485
Total Short-Term Investments
(cost $30,871) 30,886
Other Securities - 1.9%
U.S. Cash Collateral Fund(×)(@) 8,474,970 (∞)
8,475
Total Other Securities
(cost $8,475) 8,475
Total Investments 111.5%
(identified cost $385,575) 491,678
Securities Sold Short - (9.2)%
Consumer Discretionary - (1.1)%
CarMax, Inc.(Æ) (5,840) (544)
Carvana Co.(Æ) (1,300) (105)
Dorman Products, Inc.(Æ) (5,700) (410)
Fox Factory Holding Corp.(Æ) (10,630) (648)
Leggett & Platt, Inc. (17,900) (918)
LGI Homes, Inc.(Æ) (2,600) (204)
Monro Muffler Brake, Inc. (8,850) (620)
PriceSmart , Inc. (6,100) (452)
Strategic Education, Inc.(Æ) (1,610) (198)
Thor Industries, Inc. (12,200) (773)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(4,872)
Consumer Staples - (0.5)%
Constellation Brands, Inc. Class A (1,130) (215)
Energizer Holdings, Inc. (12,100) (514)
Simply Good Foods Co. (The)(Æ) (26,174) (642)
Vector Group, Ltd. (55,650) (679)
(2,050)
Energy - (0.5)%
Chesapeake Energy Corp.(Æ) (114,400) (153)
Concho Resources, Inc. (6,180) (417)
Diamondback Energy, Inc. (6,150) (527)
Matador Resources Co.(Æ) (30,600) (426)
ONEOK, Inc. (6,900) (482)
SunPower Corp. Class A(Æ) (12,900) (113)
(2,118)
Financial Services - (2.5)%
AGNC Investment Corp.(Æ) (43,300) (738)
Annaly Capital Management, Inc.(ö) (77,500) (696)
Apollo Commercial Real Estate Finance,
Inc.(ö) (41,200) (754)
CIMIC Group, Ltd.(ö) (36,700) (743)
Colony Credit Real Estate, Inc.(ö) (29,999) (430)
Fidelity National Information Services, Inc. (3,180) (419)
First Financial Bancorp (27,460) (644)
Fiserv, Inc.(Æ) (6,290) (668)
Hamilton Lane, Inc. Class A (5,300) (316)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (8,300) (248)
Ladder Capital Corp. Class A(ö) (40,211) (694)
New Residential Investment Corp.(ö) (45,475) (720)
New York Mortgage Trust, Inc.(ö) (105,871) (663)
PennyMac Mortgage Investment Trust(ö) (30,000) (687)
Potlatch Corp.(ö) (18,941) (804)
Redwood Trust, Inc.(ö) (40,043) (654)
Two Harbors Investment Corp.(ö) (53,200) (738)
Virtu Financial, Inc. Class A (16,600) (282)
(10,898)
Health Care - (1.6)%
Acadia Pharmaceuticals, Inc.(Æ) (4,100) (174)
Arena Pharmaceuticals, Inc.(Æ) (11,070) (539)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,600) (104)
Bio-Rad Laboratories, Inc. Class A(Æ) (2,200) (730)
Bio- Techne Corp.(Æ) (3,330) (693)
Emergent BioSolutions , Inc.(Æ) (14,880) (851)
Global Blood Therapeutics, Inc.(Æ) (1,600) (77)
Guardant Health, Inc.(Æ) (900) (63)
Invitae Corp.(Æ) (10,086) (162)
iRhythm Technologies, Inc.(Æ) (4,700) (314)
LHC Group, Inc.(Æ) (6,780) (752)
Ligand Pharmaceuticals, Inc. Class B(Æ) (5,720) (622)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MyoKardia , Inc.(Æ) (1,400) (80)
Nektar Therapeutics(Æ) (3,700) (63)
NeoGenomics , Inc.(Æ) (16,000) (367)
Reata Pharmaceuticals, Inc. Class A(Æ) (360) (74)
Repligen Corp.(Æ) (7,190) (572)
Sage Therapeutics, Inc.(Æ) (1,020) (138)
Teladoc Health, Inc.(Æ) (8,410) (644)
Ultragenyx Pharmaceutical, Inc.(Æ) (4,340) (175)
(7,194)
Materials and Processing - (0.3)%
International Flavors & Fragrances, Inc. (5,790) (706)
SiteOne Landscape Supply, Inc.(Æ) (9,360) (825)
(1,531)
Producer Durables - (1.2)%
Albany International Corp. Class A (5,300) (445)
Altra Industrial Motion Corp. (20,970) (646)
Healthcare Services Group, Inc. (27,420) (668)
Keysight Technologies, Inc.(Æ) (4,730) (477)
Knight-Swift Transportation Holdings, Inc. (13,470) (491)
L3Harris Technologies, Inc. (3,490) (720)
LCI Industries (5,780) (561)
OSI Systems, Inc.(Æ) (2,830) (281)
TransDigm Group, Inc. (930) (489)
Wabtec Corp. (8,200) (570)
(5,348)
Technology - (1.4)%
8x8, Inc.(Æ) (15,900) (306)
Alteryx, Inc. Class A(Æ) (5,400) (494)
Diodes, Inc.(Æ) (8,500) (397)
Envestnet , Inc.(Æ) (6,890) (431)
Guidewire Software, Inc.(Æ) (6,410) (723)
II-VI, Inc.(Æ) (8,600) (285)
Match Group, Inc. (5,400) (394)
MKS Instruments, Inc. (730) (79)
MongoDB, Inc.(Æ) (2,410) (308)
Q2 Holdings, Inc.(Æ) (5,200) (372)
Roku, Inc.(Æ) (1,000) (147)
Salesforce.com, Inc.(Æ) (4,150) (649)
Science Applications International Corp. (9,200) (760)
Snap, Inc. Class A(Æ) (21,500) (324)
SYNNEX Corp. (2,630) (310)
Trade Desk, Inc. (The) Class A(Æ) (360) (72)
Twilio , Inc. Class A(Æ) (1,300) (126)
(6,177)
Utilities - (0.1)%
Antero Midstream Corp. (15,200) (98)
Pattern Energy Group, Inc. Class A (9,016) (253)
(351)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $39,300) (40,539)
Other Assets and Liabilities , Net
- (2.3%)
(10,234)
Net Assets - 100.0%
440,905

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Goldman Sachs
Put 19 2,785.00 USD 5,292 11/01/19
—
S&P 500 Index
Goldman Sachs
Put 19 2,815.00 USD 5,349 11/08/19
(1)
S&P 500 Index
Goldman Sachs
Put 18 2,860.00 USD 5,148 11/15/19
(5)
S&P 500 Index
Goldman Sachs
Put 18 2,895.00 USD 5,211 11/22/19
(15)
Total Liability for Options Written (premiums received $85)
(21)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 58,354 $ — $ —
$ —
$ 58,354 13. 2
Consumer Staples 56,622 — —
—
56,622 12. 9
Energy 11,67 7 — —
—
11,67 7 2. 7
Financial Services 106,81 7 — —
—
106,81 7 24. 2
Health Care 64,35 6 — —
—
64,35 6 14. 6
Materials and Processing 12,475 — —
—
12,475 2. 8
Producer Durables 49,82 6 — —
—
49,82 6 11.3
Technology 81,97 5 — —
—
81,97 5 18. 6
Utilities 10,21 5 — —
—
10,21 5 2.3
Short-Term Investments — 4,98 1 —
25,90 5
30,886 7.0
Other Securities — — —
8,475
8,475 1.9
Total Investments 452,317 4,98 1 — 34,38 0 491,678 111.5
Securities Sold Short
***
(40,53 9 ) — — — (40,53 9 ) (9.2)
Other Assets and Liabilities, Net (2.3)
100.0
Other Financial Instruments
Liabilities
Options Written (21) — — — (21) ( — )
*
Total Other Financial Instruments
**
$ (21) $ — $ — $ — $ (21)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value $ 21
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (27)
Options written 862
Total
$ 835
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (3)
Options written 121
Total
$ 118
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 8,224 $ — $ 8,224
Total Financial and Derivative Assets
8,224 — 8,224
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,224 $ — $ 8,224
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 7,90 4 $ — $ 7,90 4 $ —
Citigroup
194 — 194 —
Morgan Stanley
126 — 126 —
Total
$ 8,22 4 $ — $ 8,22 4 $ —

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 39
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Options Written Contracts Options written, at fair value $ 21 $ — $ 21
Short Sales Securities sold short, at fair value 40,5 39 — 40,539
Total Financial and Derivative Liabilities
40,56 0 — 40,560
Financial and Derivative Liabilities not subject to a netting agreement
(2 0 ) — (2 0 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 40,540 $ — $ 40,540
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street 40,5 40 $ — $ 40,5 40 $ —
Total
$ 40,5 40 $ — $ 40,5 40 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 Sustainable Equity Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 385,575
Investments, at fair value(*)(>) ......................................................................................................................................................
491,678
Receivables:
Dividends and interest ....................................................................................................................................................... 318
Dividends from affiliated funds .......................................................................................................................................... 49
Investments sold ................................................................................................................................................................ 1,054
Fund shares sold ................................................................................................................................................................ 51
From broker( a ) ................................................................................................................................................................... 505
Total assets .................................................................................................................................................
493,655
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 50
Investments purchased ...................................................................................................................................................... 505
Fund shares redeemed ....................................................................................................................................................... 2,726
Accrued fees to affiliates .................................................................................................................................................... 297
Other accrued expenses ..................................................................................................................................................... 137
Options written, at fair value(x) ...................................................................................................................................................... 21
Securities sold short, at fair value(‡) .............................................................................................................................................. 40,539
Payable upon return of securities loaned ....................................................................................................................................... 8,475
Total liabilities .............................................................................................................................................
52,750
Net Assets ............................................................................................................................................................
$ 440,905

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 41
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 136,254
Shares of beneficial interest ...........................................................................................................................................................
80
Additional paid-in capital ..............................................................................................................................................................
304,571
Net Assets ............................................................................................................................................................
$ 440,905
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 54.96
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 58.31
Class A — Net assets ............................................................................................................................................................. $ 21,731,138
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 395,377
Net asset value per share: Class C(#) .............................................................................................................................................
$ 54.23
Class C — Net assets ............................................................................................................................................................. $ 31,719,996
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 584,882
Net asset value per share: Class E(#) .............................................................................................................................................
$ 55.12
Class E — Net assets ............................................................................................................................................................. $ 1,915,444
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 34,750
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 55.06
Class S — Net assets ............................................................................................................................................................. $ 242,568,470
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,405,870
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 54.95
Class Y — Net assets ............................................................................................................................................................. $ 142,970,362
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 2,602,011
Amounts in thousands
(x)     Premiums received on options written $ 85
(*)     Securities on loan included in investments $ 8,224
(‡)     Proceeds on securities sold short $ 39,300
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 34,380
(a)     Receivable from Broker for Options $ 505
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Equity Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,732
Dividends from affiliated funds ......................................................................................................................................... 600
Interest .............................................................................................................................................................................. 231
Securities lending income (net) ......................................................................................................................................... 16
Total investment income ...............................................................................................................................................................
9,579
Expenses
Advisory fees .................................................................................................................................................................... 2,501
Administrative fees ........................................................................................................................................................... 220
Custodian fees ................................................................................................................................................................... 110
Distribution fees - Class A ................................................................................................................................................ 55
Distribution fees - Class C ................................................................................................................................................ 245
Transfer agent fees - Class A ............................................................................................................................................ 43
Transfer agent fees - Class C ............................................................................................................................................. 63
Transfer agent fees - Class E ............................................................................................................................................. 4
Transfer agent fees - Class S ............................................................................................................................................. 492
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 122
Registration fees ............................................................................................................................................................... 88
Shareholder servicing fees - Class C ................................................................................................................................. 82
Shareholder servicing fees - Class E ................................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ...................................................................................................................................................................... 38
Dividends from securities sold short ................................................................................................................................. 1,083
Interest expense paid on securities sold short ................................................................................................................... 286
Miscellaneous ................................................................................................................................................................... 31
Expenses before reductions .............................................................................................................................................. 5,492
Expense reductions ........................................................................................................................................................... (101)
Net expenses .................................................................................................................................................................................
5,391
Net investment income (loss) ........................................................................................................................................................
4,188
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 29,979
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. (27)
Options written ................................................................................................................................................................. 862
Securities sold short .......................................................................................................................................................... 2,323
Net realized gain (loss) ..................................................................................................................................................................
33,142
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 28,252
Investments in affiliated funds .......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. (3)
Options written ................................................................................................................................................................. 121
Securities sold short .......................................................................................................................................................... (3,337)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 25,039
Net realized and unrealized gain (loss) ......................................................................................................................................... 58,181
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 62,369

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,188 $ 4,368
Net realized gain (loss) ...................................................................................................................... 33,142 37,652
Net change in unrealized appreciation (depreciation) ....................................................................... 25,039 701
Net increase (decrease) in net assets from operations ............................................................................. 62,369 42,721
Distributions
To shareholders
Class A .......................................................................................................................................... (1,909) (2,437)
Class C .......................................................................................................................................... (2,695) (3,650)
Class E .......................................................................................................................................... (186) (300)
Class S ........................................................................................................................................... (22,861) (29,836)
Class Y .......................................................................................................................................... (12,967) (19,321)
Net decrease in net assets from distributions .......................................................................................... (40,618) (55,544)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (70,396) (83,666)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(48,645) (96,489)
Net Assets
Beginning of period .................................................................................................................................
489,550 586,039
End of period ..........................................................................................................................................
$ 440,905 $ 489,550

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 25 $ 1,300 84 $ 4,447
Proceeds from reinvestment of distributions 41 1,858 46 2,372
Payments for shares redeemed (120) (6,074) (166) (8,773)
Net increase (decrease)
(54) (2,916) (36) (1,954)
Class C
Proceeds from shares sold 20 1,004 13 669
Proceeds from reinvestment of distributions 59 2,668 70 3,597
Payments for shares redeemed (155) (7,779) (207) (10,916)
Net increase (decrease)
(76) (4,107) (124) (6,650)
Class E
Proceeds from shares sold 5 292 2 94
Proceeds from reinvestment of distributions 4 182 6 296
Payments for shares redeemed (17) (907) (26) (1,343)
Net increase (decrease)
(8) (433) (18) (953)
Class S
Proceeds from shares sold 194 9,546 265 14,027
Proceeds from reinvestment of distributions 474 21,744 558 28,783
Payments for shares redeemed (1,489) (74,957) (1,355) (72,091)
Net increase (decrease)
(821) (43,667) (532) (29,281)
Class Y
Proceeds from shares sold 71 3,559 44 2,264
Proceeds from reinvestment of distributions 283 12,966 375 19,321
Payments for shares redeemed (692) (35,798) (1,252) (66,413)
Net increase (decrease)
(338) (19,273) (833) (44,828)
Total increase (decrease)
(1,297) $ (70,396) (1,543) $ (83,666)

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
46 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.3 4 ) (4.82)
October 31, 2017 49.22 .34 8.20 8.54 (.30) (3.53)
October 31, 2016 47.76 .45 1.55 2.00 (.54) —
October 31, 2015 46.04 .50 1.72 2.22 (.50) —
Class C
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.0 2 ) (4.82)
October 31, 2017 48.98 (.04) 8.15 8.11 (.03) (3.53)
October 31, 2016 47.52 .10 1.53 1.63 (.17) —
October 31, 2015 45.80 .15 1.72 1.87 (.15) —
Class E
October 31, 2019 52.66 .34 6.49 6.83 (.33) (4.04)
October 31, 2018 54.05 .29 3.4 7 3.7 6 (.3 3 ) (4.82)
October 31, 2017 49.29 .35 8.21 8.56 (.27) (3.53)
October 31, 2016 47.82 .46 1.54 2.00 (.53) —
October 31, 2015 46.08 .52 1.71 2.23 (.49) —
Class S
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
October 31, 2017 49.29 .47 8.23 8.70 (.45) (3.53)
October 31, 2016 47.82 .59 1.53 2.12 (.65) —
October 31, 2015 46.09 .63 1.72 2.35 (.62) —
Class Y
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)
October 31, 2017 49.22 .57 8.21 8.78 (.54) (3.53)
October 31, 2016 47.75 .70 1.52 2.22 (.75) —
October 31, 2015 46.03 .71 1.73 2.44 (.72) —

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 47
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(k)
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(3.83) 53.93 18.25 26,181 1.37 1.37 .67 99
(.54) 49.22 4.21 28,450 1.26 1.26 .93 94
(.50) 47.76 4.86 21,590 1.09 1.09 1.07 93
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(3.56) 53.53 17.36 41,987 2.12 2.12 (.08) 99
(.17) 48.98 3.43 43,815 2.01 2.01 .20 94
(.15) 47.52 4.09 46,206 1.84 1.84 .32 93
(4.37) 55.12 14.67 1,915 1.43 1.43 .67 71
(5.15) 52.66 7.15 2,25 7 1.44 1.44 .54 67
(3.80) 54.05 18.26 3,312 1.37 1.37 .68 99
(.53) 49.29 4.20 5,781 1.26 1.26 .95 94
(.49) 47.82 4.87 6,262 1.09 1.09 1.10 93
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(3.98) 54.01 18.57 311,079 1.12 1.09 .91 99
(.65) 49.29 4.46 181,534 1.01 1.01 1.21 94
(.62) 47.82 5.14 200,122 .84 .84 1.34 93
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67
(4.07) 53.93 18.79 203,480 .92 .92 1.11 99
(.75) 49.22 4.67 215,913 .81 .81 1.46 94
(.72) 47.75 5.34 527,015 .64 .64 1.51 93

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 204,167
Administration fees 17,964
Distribution fees 24,387
Shareholder servicing fees 6,989
Transfer agent fees 42,699
Trustee fees 806
$ 297,012
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 106,542 $ 98,067 $ — $ — $ 8,475 $ 184 $ —
U.S. Cash Management Fund 14,946 198,077 187,129 5 6 25,905 600 —
$ 14,946 $ 304,619 $ 285,196 $ 5 $ 6 $ 34,380 $ 784 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 348,556,170 $ 113,847,166 $ (11,264,492) $ 102,582,674 $ 5,783,361 $ 27,886,328
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,263,777 $ 31,354,388 $ — $ 14,924,629 $ 40,618,805 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
50 U.S. Dynamic Equity Fund
U.S. Dynamic Equity Fund
-
Class A
‡
Total
Return
1 Year 3 .52%
5 Years 7 .07%§
10 Years 11 .65%§
U.S. Dynamic Equity Fund
-
Class C
Total
Return
1 Year 8 .83%
5 Years 7 .51%§
10 Years 11 .46%§
U.S. Dynamic Equity Fund
-
Class E
Total
Return
1 Year 9 .81%
5 Years 8 .33%§
10 Years 12 .30%§
U.S. Dynamic Equity Fund
-
Class S
Total
Return
1 Year 10 .13%
5 Years 8 .65%§
10 Years 12 .61%§
U.S. Dynamic Equity Fund
-
Class Y
‡‡
Total
Return
1 Year 10 .25%
5 Years 8 .79%§
10 Years 12 .79%§
Russell 1000
®
Dynamic Index
TM
**
Total
Return
1 Year 9 .51%
5 Years 9 .40%§
10 Years 13 .39%§
U.S. Dynamic Equity Linked Benchmark ***
Total
Return
1 Year 9 .51%
5 Years 9 .40%§
10 Years 13 .91%§

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
U.S. Dynamic Equity Fund 51
The U.S. Dynamic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class S and Class Y Shares gained 9.82%,
8.83%, 9.81%, 10.13% and 10.25%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Dynamic
Index™, which gained 9.51% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.59%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund
generally outperform the Russell 1000
®
Dynamic Index™ and
underperform the Morningstar
®
Large Blend peer group. During
the last two months of 2018, the U.S. equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with low price momentum as well as companies with lower financial leverage. Additionally, the Fund was
tilted away from the largest market capitalization stocks due to valuation concerns. Overall, the Fund’s factor tilts provided mixed results as a tilt toward low momentum stocks was rewarded while underweights to high valuation and low leverage stocks detracted from relative performance.
From a sector standpoint, the Fund was positioned toward more pro-cyclical areas of the market which are expected to benefit from a healthy domestic consumer, such as the financials, consumer staples and industrials sectors, while avoiding bond proxies.
Sector allocation decisions moderately detracted, including an overweight to the consumer staples sector and an underweight to the real estate sector.
Stock selection by the Fund’s money managers was a positive
contributor to benchmark relative performance during the period, led by outperforming holdings within the information technology, consumer discretionary and energy sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Jacobs
Levy Equity Management, Inc. was the best performing manager for the period and outperformed the Russell 1000
®
Index.
Sector allocation decisions were mixed, as an overweight to the information technology sector and an underweight to the health care sector were rewarded, while an overweight to the energy sector and an underweight to the real estate sector detracted.
Stock selection within the consumer discretionary, information technology and communication services sectors was the primary driver of outperformance over the period.

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
52 U.S. Dynamic Equity Fund
Pzena Investment Management, LLC (“Pzena”) was the worst
performing manager for the period and underperformed the
Russell 1000
®
Value Index. Factor exposures detracted,
including a tilt toward the deepest value stocks (lowest price-to-
book ratios). From a sector allocation standpoint, an overweight to the energy sector and underweights to the real estate and utilities sectors were not beneficial. Stock selection within the consumer discretionary, information technology and energy sectors was the primary negative contributor over the period.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy outperformed the Russell 1000
®
Dynamic Index™,
particularly as exposure to lower volatility was beneficial. From a sector perspective, an overweight to the real estate sector was rewarded while an overweight to the energy sector detracted from benchmark-relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In February 2019, RIM replaced Suffolk Capital Management,
LLC, who ceased operations as of the end of January, with Jackson
Square Partners, LLC.
In June 2019, Pzena’s mandate was transitioned from discretionary to non-discretionary.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Jackson Square Partners, LLC Growth
Jacobs Levy Equity Management, Inc. Market Oriented
Pzena Investment Management, LLC Value

Russell Investment Company
U.S. Dynamic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
U.S. Dynamic Equity Fund 53
* Assumes initial investment on November 1, 2009.
** The Russell 1000
®
Dynamic Index
TM
measures the performance of the large-cap dynamic segment of the U.S. equity universe. It includes the Russell 1000
®
Index companies with relatively less stable business conditions which are more sensitive to economic cycle, credit cycle and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.
*** The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000
®
Growth Index
through August 14, 2012 and the returns of the Russell 1000
®
Dynamic Index
TM
thereafter.
‡ The Fund’s performance inception date for Class A Shares was August 15, 2012.  The returns shown for Class A Shares prior to that date are the returns of Class
E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.
‡‡ The Fund’s performance inception date for Class Y Shares was August 15, 2012.  The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I
Shares. Class I Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Dynamic Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
54 U.S. Dynamic Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,020.30 $ 1,016.94
Expenses Paid During Period* $ 8.35 $ 8.34
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multipl ied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,015.10 $ 1,013.11
Expenses Paid During Period* $ 12.19 $ 12.18
* Expenses are equal to the Fund's annualized expense ratio of 2.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,021.60 $ 1,016.89
Expenses Paid During Period* $ 8.41 $ 8.39
* Expenses are equal to the Fund's annualized expense ratio of 1.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Dynamic Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
U.S. Dynamic Equity Fund 55
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.50 $ 1,018.40
Expenses Paid During Period* $ 6.88 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.40 $ 1,018.90
Expenses Paid During Period* $ 6.37 $ 6.36
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
56 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 105.7%
Consumer Discretionary - 20.0%
Aaron's, Inc. Class A 4,000 300
Advance Auto Parts, Inc.(Ð) 670 109
Amazon.com, Inc.(Æ) 993 1,764
AutoZone, Inc.(Æ) 221 253
Best Buy Co., Inc.(Ð) 4,710 338
Cable One, Inc. 229 304
Carnival Corp. 2,910 125
Charter Communications, Inc. Class A(Æ) 3,783 1,769
Chipotle Mexican Grill, Inc. Class A(Æ) 413 321
Comcast Corp. Class A 3,701 166
Costco Wholesale Corp. 215 64
Coty, Inc. Class A 1,237 14
Darden Restaurants, Inc. 1,490 167
Dollar Tree, Inc.(Æ) 13,492 1,489
Domino's Pizza, Inc.(Ð) 4,690 1,274
Ford Motor Co.(Û) 128,638 1,105
Fox Corp. Class A 1,722 55
General Motors Co. 2,799 104
Gildan Activewear, Inc. Class A(Ñ) 11,016 281
Graham Holdings Co. Class B 57 36
Hasbro, Inc. 12,461 1,212
Hilton Worldwide Holdings, Inc.(Ð) 400 39
Home Depot, Inc. (The) 1,246 292
Interpublic Group of Cos., Inc. (The) 17,350 377
Kohl's Corp. 1,665 85
Las Vegas Sands Corp. 1,480 92
Lear Corp. 5,442 641
Lennar Corp. Class A 1,123 67
Liberty Global PLC Class A(Æ) 6,759 170
Liberty Global PLC Class C(Æ) 38,829 927
Live Nation Entertainment, Inc.(Æ)(Ð) 540 38
Lowe's Cos., Inc. 1,108 124
Madison Square Garden Co. (The) Class A(Æ) 1,010 270
Marriott International, Inc. Class A 839 106
McDonald's Corp. 745 147
Meritage Homes Corp.(Æ) 1,305 94
Mohawk Industries, Inc.(Æ) 3,579 513
Murphy USA, Inc.(Æ)(Ð) 810 96
Netflix, Inc.(Æ) 3,268 939
Newell Rubbermaid, Inc. 22,375 424
Nike, Inc. Class B 1,621 145
NVR, Inc.(Æ) 81 295
Office Depot, Inc. 7,734 16
Omnicom Group, Inc. 4,821 372
PulteGroup, Inc. 10,892 427
PVH Corp. 6,151 536
Ross Stores, Inc. 1,034 113
Royal Caribbean Cruises, Ltd. 869 95
Scientific Games Corp. Class A(Æ) 2,200 53
Sirius XM Holdings, Inc.(Ñ) 4,744 32
Starbucks Corp. 8,462 716
Target Corp. 2,585 276
Thomson Reuters Corp. 1,870 126
TJX Cos., Inc. 4,283 247
Toll Brothers, Inc. 2,606 104
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TripAdvisor, Inc.(Æ) 14,039 567
Walmart, Inc. 930 109
Walt Disney Co. (The) 3,126 406
Yum! Brands, Inc. 4,370 445
21,771
Consumer Staples - 4.7%
Altria Group, Inc. 1,287 58
Archer-Daniels-Midland Co.(Ð) 7,122 299
Bunge, Ltd. Finance Corp. 3,490 188
Coca-Cola Bottling Co. Consolidated, Inc. 161 44
Coca-Cola Co. (The)(Ð) 9,830 535
Colgate-Palmolive Co. 494 34
Constellation Brands, Inc. Class A 8,262 1,573
Core-Mark Holding Co., Inc. 1,170 36
CVS Health Corp. 1,374 91
Energizer Holdings, Inc. - GDR(Æ)(Ð) 1,200 42
Kimberly-Clark Corp.(Ð) 3,719 494
Kraft Heinz Foods Co. 447 14
Kroger Co. (The) 8,549 211
Molson Coors Brewing Co. Class B 361 19
Mondelez International, Inc. Class A 552 29
Monster Beverage Corp.(Æ) 741 42
Performance Food Group Co.(Æ) 900 38
Philip Morris International, Inc. 1,007 82
Procter & Gamble Co. (The) 1,274 159
Sanderson Farms, Inc. 590 91
Sprouts Farmers Market, Inc.(Æ) 3,300 64
Sysco Corp. 7,342 586
Tyson Foods, Inc. Class A 556 46
US Foods Holding Corp.(Æ) 7,350 292
Walgreens Boots Alliance, Inc. 1,581 87
5,154
Energy - 5.6%
Apache Corp. 1,311 28
Cabot Oil & Gas Corp.(Ð) 9,600 179
Cenovus Energy, Inc.(Ñ) 45,264 384
Chevron Corp. 1,829 212
Cimarex Energy Co. 328 14
Concho Resources, Inc. 730 49
ConocoPhillips 1,422 78
Devon Energy Corp.(Ð) 5,999 121
Enbridge, Inc. 990 36
EOG Resources, Inc.(Ð) 4,386 304
Exxon Mobil Corp. 12,287 830
Halliburton Co. 42,585 820
Hess Corp. 1,443 95
HollyFrontier Corp. 400 22
Marathon Petroleum Corp. 3,249 208
National Oilwell Varco, Inc. 22,335 505
Occidental Petroleum Corp. 1,314 53
Phillips 66 5,327 622
Pioneer Natural Resources Co. 2,044 252
Royal Dutch Shell PLC Class A - ADR 6,466 375
Schlumberger, Ltd. 1,428 47

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valero Energy Corp. 6,580 639
World Fuel Services Corp. 3,290 137
Xcel Energy, Inc. 1,019 65
6,075
Financial Services – 25.2%
Affiliated Managers Group, Inc. 410 33
Aflac, Inc. 2,000 106
Allstate Corp. (The) 4,727 503
American Express Co. 444 52
American International Group, Inc. 17,124 907
American Tower Corp.(ö) 678 148
Ameriprise Financial, Inc.(Û) 1,700 257
AvalonBay Communities, Inc.(ö) 178 39
AXA Equitable Holdings, Inc. 21,429 463
Axis Capital Holdings, Ltd. 8,995 534
Bank of America Corp. 31,136 974
Bank of New York Mellon Corp. (The)(Û) 12,177 569
Berkshire Hathaway, Inc. Class B(Æ) 749 159
BlackRock, Inc. Class A 81 37
Boston Properties, Inc.(ö) 735 101
Brighthouse Financial, Inc.(Æ)(Ð) 2,213 83
Brookfield Property Partners, LP 2,143 40
Capital One Financial Corp. 9,835 917
CBRE Group, Inc. Class A(Æ) 4,730 253
Charles Schwab Corp. (The)(Û) 27,962 1,138
Chubb, Ltd. 673 103
Citigroup, Inc. 13,898 999
CME Group, Inc. Class A 3,956 814
Colony Capital, Inc.(ö) 5,335 30
Crown Castle International Corp.(ö) 4,552 632
Cullen/Frost Bankers, Inc.(Ð) 1,670 150
Digital Realty Trust, Inc.(ö) 404 51
Discover Financial Services(Ð)(Û) 4,200 337
Douglas Emmett, Inc.(ö) 1,830 79
E*Trade Financial Corp.(Û) 4,750 199
Equinix, Inc.(Æ)(ö) 225 128
Equity Commonwealth(ö) 6,863 221
Equity Residential(ö) 1,627 144
Essex Property Trust, Inc.(Ð)(ö) 379 124
Everest Re Group, Ltd. 920 237
First Republic Bank 949 101
Goldman Sachs Group, Inc. (The) 2,830 604
Healthpeak Properties, Inc.(Æ) 2,715 102
JBG Smith Properties(ö) 783 32
JPMorgan Chase & Co. 6,938 867
KKR & Co., Inc. Class A 67,150 1,936
M&T Bank Corp. 2,290 358
MasterCard, Inc. Class A(Û) 7,521 2,082
Merck & Co., Inc. 1,968 171
MetLife, Inc. 15,387 720
Morgan Stanley 13,368 616
Northern Trust Corp.(Ð)(Û) 3,610 360
PayPal Holdings, Inc.(Æ) 10,767 1,121
Piedmont Office Realty Trust, Inc. Class A(ö) 4,417 99
PNC Financial Services Group, Inc. (The) 288 42
Popular, Inc. 3,740 204
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 1,080 75
Prologis, Inc.(ö) 3,537 310
Prudential Financial, Inc.(Ð) 3,370 307
Public Storage(ö) 437 97
Raymond James Financial, Inc.(Û) 2,130 178
Rayonier, Inc.(ö) 720 19
Reinsurance Group of America, Inc. Class A 1,000 162
SBA Communications Corp.(ö) 1,400 337
Simon Property Group, Inc.(ö) 149 22
SITE Centers Corp. (ö) 7,800 121
State Street Corp. 1,236 82
SunTrust Banks, Inc. 1,841 126
SVB Financial Group(Æ)(Ð) 770 171
Synchrony Financial(Û) 5,270 186
Travelers Cos., Inc. (The) 2,050 269
UBS Group AG(Æ)(Ñ) 29,010 341
Ventas, Inc.(ö) 640 42
Visa, Inc. Class A 7,592 1,358
Vornado Realty Trust(ö) 1,187 78
Voya Financial, Inc.(Û) 12,343 666
Wells Fargo & Co. 17,035 880
Welltower, Inc.(ö) 795 72
Weyerhaeuser Co.(ö) 5,475 160
Willis Towers Watson PLC(Æ)(Ð) 1,980 370
27,405
Health Care - 11.9%
Abbott Laboratories 741 62
AbbVie, Inc. 1,706 136
Alexion Pharmaceuticals, Inc.(Æ) 783 83
Align Technology, Inc.(Æ) 1,000 252
Alkermes PLC(Æ)(Ð)(Û) 6,560 128
Allergan PLC 383 67
Allscripts Healthcare Solutions, Inc.(Æ) 15,700 172
AmerisourceBergen Corp. Class A 2,650 226
Amgen, Inc. 3,471 740
Anthem, Inc.(Æ) 888 239
Baxter International, Inc. 1,052 81
Becton Dickinson and Co. 182 47
Biogen, Inc.(Æ)(Û) 4,559 1,360
Bristol-Myers Squibb Co.(Ð) 5,740 329
Cardinal Health, Inc. 7,277 360
Celgene Corp.(Æ) 681 74
Cigna Corp. 597 107
Gilead Sciences, Inc.(Û) 9,603 612
HCA Healthcare, Inc. 758 101
HMS Holdings Corp.(Æ) 2,835 93
Humana, Inc. 1,837 541
IDEXX Laboratories, Inc.(Æ) 251 72
Illumina, Inc.(Æ) 3,790 1,119
Incyte Corp.(Æ)(Û) 3,380 284
IQVIA Holdings, Inc.(Æ) 12,129 1,751
Jazz Pharmaceuticals PLC(Æ)(Û) 970 122
Johnson & Johnson 1,071 141
Laboratory Corp. of America Holdings(Æ) 422 70
McKesson Corp. 6,708 892
Molina Healthcare, Inc.(Æ) 950 112

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
58 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mylan NV(Æ)(Û) 28,034 537
Pacira BioSciences, Inc.(Æ)(Ð) 900 36
Perrigo Co. PLC 727 38
Pfizer, Inc. 2,624 101
Regeneron Pharmaceuticals, Inc.(Æ) 257 79
Stryker Corp. 290 63
Thermo Fisher Scientific, Inc. 196 59
UnitedHealth Group, Inc. 5,529 1,396
Veeva Systems, Inc. Class A(Æ) 1,240 176
Vertex Pharmaceuticals, Inc.(Æ) 540 106
12,964
Materials and Processing - 4.5%
Air Products & Chemicals, Inc. 355 76
Albemarle Corp.(Ñ) 422 26
Amcor PLC 5,640 54
Ball Corp. 23,105 1,617
Builders FirstSource, Inc.(Æ) 1,700 38
Cabot Corp.(Ð) 1,752 76
Celanese Corp. Class A(Ð) 1,700 206
Domtar Corp. 1,030 37
Dow, Inc. 1,907 96
DuPont de Nemours, Inc.(Ð) 8,934 589
Eastman Chemical Co. 3,462 263
Ecolab, Inc.(Ð) 1,346 259
Element Solutions, Inc.(Æ)(Ð) 6,600 72
Lennox International, Inc. 563 139
Linde PLC(Æ) 1,481 294
LyondellBasell Industries NV Class A 438 39
Masco Corp. 1,798 83
Mosaic Co. (The) 2,090 42
NewMarket Corp. 424 206
Newmont Goldcorp Corp. 1,336 53
Nucor Corp. 988 53
PPG Industries, Inc. 579 72
Sonoco Products Co. 1,379 80
Valvoline, Inc.(Ð) 7,000 149
Westrock Co. 1,637 61
WR Grace & Co.(Ð) 3,060 203
4,883
Producer Durables - 7.4%
3M Co. 579 96
Accenture PLC Class A(Û) 410 76
AECOM(Æ) 2,000 80
AGCO Corp.(Ð) 4,190 321
Allison Transmission Holdings, Inc. Class A 4,060 177
American Airlines Group, Inc. 931 28
Arconic, Inc.(Ð) 5,000 137
Automatic Data Processing, Inc. 280 45
Boeing Co. (The) 660 224
Caterpillar, Inc. 723 100
CoStar Group, Inc.(Æ) 246 135
CSX Corp. 1,378 97
Cummins, Inc. 595 103
Danaher Corp. 378 52
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Deere & Co. 604 105
Delta Air Lines, Inc. 1,563 86
Eaton Corp. PLC 769 67
EMCOR Group, Inc. 1,580 139
Emerson Electric Co. 539 38
Expeditors International of Washington, Inc. 3,560 260
FedEx Corp. 354 54
Fluor Corp. 5,660 91
frontdoor, Inc.(Æ) 1,430 69
General Dynamics Corp. 216 38
General Electric Co. 98,400 983
HD Supply Holdings, Inc.(Æ) 2,359 93
Honeywell International, Inc. 449 78
Illinois Tool Works, Inc. 258 43
Insperity, Inc. 890 94
JB Hunt Transport Services, Inc. 751 88
Johnson Controls International PLC(Æ) 865 37
Korn Ferry 2,100 77
L3Harris Technologies, Inc. 257 53
Landstar System, Inc. 2,480 281
Lockheed Martin Corp. 225 85
ManpowerGroup, Inc.(Ð) 2,720 247
MSC Industrial Direct Co., Inc. Class A 398 29
Navistar International Corp.(Æ) 3,030 95
Norfolk Southern Corp. 586 107
Northrop Grumman Corp. 136 48
PACCAR Financial Corp. 581 44
Pentair PLC 7,340 304
Quanta Services, Inc. 2,980 125
Raytheon Co. 466 99
Republic Services, Inc. Class A 1,027 90
Rollins, Inc.(Ð) 4,705 179
Schneider National, Inc. Class B 1,600 37
Stanley Black & Decker, Inc. 5,022 761
Terex Corp. 4,271 117
Textron, Inc. 4,760 219
Union Pacific Corp. 1,128 187
United Parcel Service, Inc. Class B 813 94
United Technologies Corp. 778 112
Wabtec Corp.(Ñ) 5,677 395
Waste Management, Inc. 431 48
WESCO International, Inc.(Æ)(Ð) 1,500 75
XPO Logistics, Inc.(Æ)(Ð) 1,100 84
8,026
Technology - 23.2%
Activision Blizzard, Inc.(Ð) 4,900 275
Adobe, Inc.(Æ) 435 121
Alphabet, Inc. Class A(Æ) 1,029 1,295
Alphabet, Inc. Class C(Æ) 1,219 1,536
Amdocs, Ltd. 599 39
Apple, Inc.(Ð) 8,446 2,101
Applied Materials, Inc. 17,248 936
Arista Networks, Inc.(Æ) 3,354 820
Arrow Electronics, Inc.(Æ)(Ð) 1,330 105
Autodesk, Inc.(Æ)(Û) 7,485 1,103
Avnet, Inc. 5,370 212

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Booking Holdings, Inc.(Æ) 65 133
Bottomline Technologies, Inc.(Æ)(Û) 450 18
Box, Inc. Class A(Æ)(Ð) 5,400 91
Cirrus Logic, Inc.(Æ) 3,820 260
Cisco Systems, Inc. 4,795 228
Citrix Systems, Inc.(Û) 2,890 315
Cognizant Technology Solutions Corp. Class
A 9,717 592
CommVault Systems, Inc.(Æ)(Û) 4,180 208
Cornerstone OnDemand, Inc.(Æ)(Û) 3,220 189
Corning, Inc. 1,152 34
Corteva, Inc. Class W(Ð) 3,107 82
Dell Technologies, Inc. Class C(Æ) 3,975 211
Dropbox, Inc. Class A(Æ)(Ð)(Û) 7,900 157
DXC Technology Co. 392 11
F5 Networks, Inc.(Æ) 1,730 249
Facebook, Inc. Class A(Æ) 2,540 487
FireEye, Inc.(Æ)(Ð) 12,800 203
Fortinet, Inc.(Æ)(Û) 3,590 293
Hewlett Packard Enterprise Co. Class H 58,586 961
HP, Inc.(Æ) 28,434 494
Inphi Corp.(Æ)(Ð) 1,610 116
Intel Corp. 7,586 429
Jabil Circuit, Inc. 6,700 247
Juniper Networks, Inc. 11,390 283
Marvell Technology Group, Ltd. 2,614 64
Micro Focus International PLC - ADR 520 7
Microsoft Corp.(Û) 42,950 6,157
NetApp, Inc.(Ð) 5,205 291
NetScout Systems, Inc.(Æ)(Ð) 4,600 111
NortonLifeLock, Inc.(Æ) 1,714 39
NVIDIA Corp. 461 93
Oracle Corp. 6,584 359
Palo Alto Networks, Inc.(Æ) 220 50
Perspecta, Inc. 196 5
Progress Software Corp.(Û) 2,860 114
Pure Storage, Inc. Class A(Æ) 3,700 72
Qorvo, Inc.(Æ) 1,970 159
QUALCOMM, Inc.(Ð) 7,605 612
Salesforce.com, Inc.(Æ) 2,012 315
Take-Two Interactive Software, Inc.(Æ) 9,809 1,181
Teradata Corp.(Æ)(Û) 2,320 69
Texas Instruments, Inc. 529 62
Varonis Systems, Inc.(Æ)(Ð) 1,250 89
VeriSign, Inc.(Æ)(Û) 300 57
Viavi Solutions, Inc. Class W(Æ) 3,500 56
Western Digital Corp.(Ð) 5,810 300
Yelp, Inc. Class A(Æ) 4,420 153
25,249
Utilities - 3.2%
ALLETE, Inc. 450 39
Ameren Corp. 643 50
American Electric Power Co., Inc. 2,025 191
American Water Works Co., Inc. 403 50
AT&T, Inc. 6,690 256
Avista Corp.(Ð) 2,240 108
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baker Hughes, a GE Co. LLC 15,559 332
CenturyLink, Inc. 3,885 50
CMS Energy Corp. 701 45
Cogent Communications Holdings, Inc.(Ð) 2,060 121
Consolidated Edison, Inc. 1,348 124
Dominion Energy, Inc. 894 74
DTE Energy Co. 665 85
Duke Energy Corp. 1,952 184
Edison International 5,903 370
Encana Corp. 4,758 19
Frontier Communications Corp.(Æ)(Ñ) 879 1
Hawaiian Electric Industries, Inc. 1,630 74
International Business Machines Corp. 590 79
NextEra Energy, Inc. 879 210
NRG Energy, Inc.(Ð) 6,250 251
PG&E Corp.(Æ) 1,080 7
Pinnacle West Capital Corp. 810 76
Portland General Electric Co. 2,400 137
Public Service Enterprise Group, Inc. 945 60
Southern Co. (The) 1,721 108
T-Mobile US, Inc.(Æ) 1,145 95
Verizon Communications, Inc. 4,147 251
WEC Energy Group, Inc.(Æ) 640 60
3,507
Total Common Stocks
(cost $97,959) 115,034
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 2,477,854 (∞) 2,479
Total Short-Term Investments
(cost $2,478) 2,479
Other Securities - 1.2%
U.S. Cash Collateral Fund(×)(@) 1,349,990 (∞)
1,350
Total Other Securities
(cost $1,350) 1,350
Total Investments 109.2%
(identified cost $101,787) 118,863
Securities Sold Short - (7.9)%
Consumer Discretionary - (1.4)%
Callaway Golf Co. (1,800) (36)
Carvana Co.(Æ) (280) (23)
Dorman Products, Inc.(Æ) (1,160) (83)
Eldorado Resorts, Inc.(Æ) (1,500) (67)
Fox Factory Holding Corp.(Æ) (1,700) (104)
Hanesbrands, Inc. (9,000) (137)
Harley-Davidson, Inc. (3,660) (142)
Leggett & Platt, Inc. (2,810) (144)
Marriott Vacations Worldwide Corp. (850) (93)
Mattel, Inc.(Æ) (11,500) (137)
Monro Muffler Brake, Inc. (1,280) (90)

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
60 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PriceSmart, Inc. (800) (59)
Strategic Education, Inc.(Æ) (480) (59)
Tesla, Inc.(Æ) (670) (211)
Thor Industries, Inc. (2,870) (182)
(1,567)
Consumer Staples - (0.3)%
ConAgra Foods, Inc. (5,300) (143)
Energizer Holdings, Inc. (3,500) (149)
National Vision Holdings, Inc.(Æ) (1,300) (31)
(323)
Energy - (0.5)%
Antero Resources Corp.(Æ) (33,600) (84)
Diamondback Energy, Inc. (1,640) (141)
Marathon Petroleum Corp. (2,300) (147)
Matador Resources Co.(Æ) (3,700) (51)
Range Resources Corp. (18,900) (76)
SunPower Corp. Class A(Æ) (3,000) (26)
(525)
Financial Services - (1.9)%
AGNC Investment Corp.(Æ) (8,700) (148)
Annaly Capital Management, Inc.(ö) (16,100) (145)
Apollo Commercial Real Estate Finance,
Inc.(ö) (7,400) (135)
BGC Partners, Inc. Class A (9,100) (47)
CIMIC Group, Ltd.(ö) (7,100) (144)
Colony Credit Real Estate, Inc.(ö) (1,900) (27)
First Financial Bancorp (5,700) (134)
Fiserv, Inc.(Æ) (1,340) (142)
Hamilton Lane, Inc. Class A (1,200) (72)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (4,080) (122)
KKR & Co., Inc. Class A (5,800) (167)
New Residential Investment Corp.(ö) (9,100) (144)
Office Properties Income Trust (ö) (1,900) (61)
PennyMac Mortgage Investment Trust(ö) (6,300) (144)
Potlatch Corp.(ö) (3,450) (147)
Redwood Trust, Inc.(ö) (8,600) (141)
Virtu Financial, Inc. Class A (5,920) (100)
(2,020)
Health Care - (1.2)%
Arena Pharmaceuticals, Inc.(Æ) (1,360) (66)
Arrowhead Pharmaceuticals, Inc.(Æ) (500) (20)
Bio-Rad Laboratories, Inc. Class A(Æ) (453) (150)
Bio-Techne Corp.(Æ) (710) (148)
Emergent BioSolutions, Inc.(Æ) (2,900) (166)
iRhythm Technologies, Inc.(Æ) (820) (55)
LHC Group, Inc.(Æ) (1,190) (132)
Ligand Pharmaceuticals, Inc. Class B(Æ) (1,180) (128)
Medicines Co. (The)(Æ) (900) (47)
MyoKardia, Inc.(Æ) (280) (16)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Myriad Genetics, Inc.(Æ) (1,700) (57)
NeoGenomics, Inc.(Æ) (4,300) (99)
Repligen Corp.(Æ) (1,120) (89)
Sage Therapeutics, Inc.(Æ) (180) (24)
Teladoc Health, Inc.(Æ) (1,630) (125)
(1,322)
Materials and Processing - (0.3)%
International Flavors & Fragrances, Inc. (1,200) (146)
SiteOne Landscape Supply, Inc.(Æ) (1,450) (128)
(274)
Producer Durables - (1.2)%
Albany International Corp. Class A (900) (76)
Altra Industrial Motion Corp. (3,990) (123)
Badger Meter, Inc. (1,100) (64)
Healthcare Services Group, Inc. (5,840) (142)
Keysight Technologies, Inc.(Æ) (1,380) (139)
Knight-Swift Transportation Holdings, Inc.
(Æ) (4,410) (161)
LCI Industries (1,780) (173)
Macquarie Infrastructure Corp. (3,260) (141)
Stericycle, Inc.(Æ) (2,700) (156)
Wabtec Corp. (1,900) (132)
(1,307)
Technology - (1.0)%
Alteryx, Inc. Class A(Æ) (1,190) (109)
Brooks Automation, Inc. (3,360) (143)
Envestnet, Inc.(Æ) (1,880) (117)
GrubHub, Inc.(Æ) (2,190) (75)
Guidewire Software, Inc.(Æ) (50) (6)
II-VI, Inc.(Æ) (1,800) (60)
Microchip Technology, Inc. (1,540) (145)
MongoDB, Inc.(Æ) (640) (82)
Q2 Holdings, Inc.(Æ) (600) (43)
Roku, Inc.(Æ) (190) (28)
Science Applications International Corp. (1,820) (150)
SS&C Technologies Holdings, Inc. (2,940) (153)
Trade Desk, Inc. (The) Class A(Æ) (70) (14)
(1,125)
Utilities - (0.1)%
Antero Midstream Corp. (3,500) (23)
Pattern Energy Group, Inc. Class A (3,300) (92)
(115)
Total Securities Sold Short
(proceeds $8,429) (8,578)
Other Assets and Liabilities, Net
- (1.3%)
(1,382)
Net Assets - 100.0%
108,903

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 61
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 5 USD 759 12/19
21
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
21
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 21,771 $ — $ —
$ —
$ 21,771 20. 0
Consumer Staples 5,154 — —
—
5,154 4. 7
Energy 6,075 — —
—
6,075 5. 6
Financial Services 27,405 — —
—
27,405 25.2
Health Care 12,964 — —
—
12,964 11.9
Materials and Processing 4,883 — —
—
4,883 4. 5
Producer Durables 8,026 — —
—
8,026 7. 4
Technology 25,249 — —
—
25,249 23. 2
Utilities 3,507 — —
—
3,507 3.2
Short-Term Investments — — —
2,479
2,479 2.3
Other Securities — — —
1,350
1,350 1.2
Total Investments 115,034 — — 3,829 118,863 109.2
Securities Sold Short
*
(8,578) — — — (8,578) (7. 9 )
Other Assets and Liabilities, Net (1.3)
100.0
Other Financial Instruments
Assets
Futures Contracts 21 — — — 21 —
***
A
Total Other Financial Instruments
**
$ 21 $ — $ — $ — $ 21
* Refer to Schedule of Investments for detailed sector breakout.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
62 U.S. Dynamic Equity Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 63
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 21
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 588
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 265
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
64 U.S. Dynamic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,305 $ — $ 1,305
Total Financial and Derivative Assets
1,305 — 1,305
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,305 $ — $ 1,305
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 248 $ — $ 248 $ —
Citigroup
334 — 334 —
HSBC
55 — 55 —
ING
376 — 376 —
Morgan Stanley
292 — 292 —
Total
$ 1,305 $ — $ 1,305 $ —

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 65
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 8,578 $ — $ 8,578
Total Financial and Derivative Liabilities
8,578 — 8,578
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,578 $ — $ 8,578
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 8,578 $ — $ 8,578 $ —
Total
$ 8,578 $ — $ 8,578 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 U.S. Dynamic Equity Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 101,787
Investments, at fair value(*)(>) ......................................................................................................................................................
118,863
Cash ............................................................................................................................................................................................... 25
Receivables:
Dividends and interest ....................................................................................................................................................... 64
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 223
From broker (a) .................................................................................................................................................................. 7
Variation margin on futures contracts ................................................................................................................................. 21
Total assets .................................................................................................................................................
119,208
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 181
Fund shares redeemed ....................................................................................................................................................... 54
Accrued fees to affiliates .................................................................................................................................................... 66
Other accrued expenses ..................................................................................................................................................... 76
Securities sold short, at fair value(‡) .............................................................................................................................................. 8,578
Payable upon return of securities loaned ....................................................................................................................................... 1,350
Total liabilities .............................................................................................................................................
10,305
Net Assets ............................................................................................................................................................
$ 108,903

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 67
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 19,98 4
Shares of beneficial interest ...........................................................................................................................................................
15 7
Additional paid-in capital ..............................................................................................................................................................
88,76 2
Net Assets ............................................................................................................................................................
$ 108,903
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 6.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 6.76
Class A — Net assets ............................................................................................................................................................. $ 1,529,220
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 240,114
Net asset value per share: Class C(#) ............................................................................................................................................. $ 4.04
Class C — Net assets ............................................................................................................................................................. $ 4,930,205
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,219,581
Net asset value per share: Class E(#) ............................................................................................................................................. $ 6.41
Class E — Net assets ............................................................................................................................................................. $ 24,608
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 3,84 1
Net asset value per share: Class S(#) .............................................................................................................................................. $ 7.05
Class S — Net assets ............................................................................................................................................................. $ 14,212,764
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 2,017,316
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 7.24
Class Y — Net assets ............................................................................................................................................................. $ 88,206,615
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 12,181,174
Amounts in thousands
(*)     Securities on loan included in investments $ 1,305
(‡)     Proceeds on securities sold short $ 8,42 9
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 3,829
(a)     Receivable from Broker for Futures $ 7
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
68 U.S. Dynamic Equity Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,935
Dividends from affiliated funds ......................................................................................................................................... 158
Securities lending income (net) ......................................................................................................................................... 2
Total investment income ...............................................................................................................................................................
2,095
Expenses
Advisory fees .................................................................................................................................................................... 895
Administrative fees ........................................................................................................................................................... 54
Custodian fees ................................................................................................................................................................... 108
Distribution fees - Class A ................................................................................................................................................ 4
Distribution fees - Class C ................................................................................................................................................ 37
Transfer agent fees - Class A ............................................................................................................................................ 3
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class S ............................................................................................................................................. 29
Transfer agent fees - Class Y ............................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 76
Registration fees ............................................................................................................................................................... 78
Shareholder servicing fees - Class C ................................................................................................................................. 12
Shareholder servicing fees - Class E ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 12
Dividends from securities sold short ................................................................................................................................. 231
Interest expense paid on securities sold short ................................................................................................................... 58
Miscellaneous ................................................................................................................................................................... 1 7
Expenses before reductions .............................................................................................................................................. 1,632
Expense reductions ........................................................................................................................................................... (97)
Net expenses .................................................................................................................................................................................
1,535
Net investment income (loss) ........................................................................................................................................................
560
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,088
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 588
Securities sold short .......................................................................................................................................................... 283
Net realized gain (loss) ..................................................................................................................................................................
4,962
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 5,416
Futures contracts .............................................................................................................................................................. 265
Securities sold short .......................................................................................................................................................... (315)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 5,366
Net realized and unrealized gain (loss) ......................................................................................................................................... 10,328
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 10,888
**     Less than $500.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 69
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 560 $ 915
Net realized gain (loss) ...................................................................................................................... 4,962 27,989
Net change in unrealized appreciation (depreciation) ....................................................................... 5,366 (24,155)
Net increase (decrease) in net assets from operations ............................................................................. 10,888 4,749
Distributions
To shareholders
Class A .......................................................................................................................................... (463) (816)
Class C .......................................................................................................................................... (1,717) (2,839)
Class E .......................................................................................................................................... (93) (112)
Class S ........................................................................................................................................... (3,886) (7,819)
Class Y .......................................................................................................................................... (21,857) (32,441)
Net decrease in net assets from distributions .......................................................................................... (28,016) (44,027)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 7,534 (4,657)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(9,594) (43,935)
Net Assets
Beginning of period .................................................................................................................................
118,497 162,432
End of period ..........................................................................................................................................
$ 108,903 $ 118,497

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
70 U.S. Dynamic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 7 $ 46 77 $ 676
Proceeds from reinvestment of distributions 79 414 94 786
Payments for shares redeemed (90) (569) (167) (1,431)
Net increase (decrease)
(4) (109) 4 31
Class C
Proceeds from shares sold 71 316 48 324
Proceeds from reinvestment of distributions 506 1,685 451 2,794
Payments for shares redeemed (246) (1,060) (543) (3,685)
Net increase (decrease)
331 941 (44) (567)
Class E
Proceeds from shares sold 1 5 1 5
Proceeds from reinvestment of distributions 18 93 13 112
Payments for shares redeemed (61) (335) (2) (20)
Net increase (decrease)
(42) (237) 12 97
Class S
Proceeds from shares sold 324 2,019 202 1,934
Proceeds from reinvestment of distributions 651 3,767 847 7,619
Payments for shares redeemed (954) (6,271) (1,676) (16,245)
Net increase (decrease)
21 (485) (627) (6,692)
Class Y
Proceeds from shares sold 540 3,659 165 1,506
Proceeds from reinvestment of distributions 3,677 21,857 3,537 32,441
Payments for shares redeemed (2,601) (18,092) (3,173) (31,473)
Net increase (decrease)
1,616 7,424 529 2,474
Total increase (decrease)
1,922 $ 7,534 (126) $ (4,657)

Russell Investment Company
U.S. Dynamic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
72 U.S. Dynamic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 8.06 .01 .33 .34 (.0 1 ) (2.02)
October 31, 2018 11.17 .03 .20 .23 (.04) (3.30)
October 31, 2017 9.32 .01 2.33 2.34 (.02) (.47)
October 31, 2016 10.76 .03 .11 .14 (.05) (1.53)
October 31, 2015 12.12 —(f) .53 .53 —(f) (1.89)
Class C
October 31, 2019 5.96 (.02) .12 .10 — (2.02)
October 31, 2018 9.11 (.03) .19 .16 (.01) (3.30)
October 31, 2017 7.72 (.05) 1.91 1.86 — (.47)
October 31, 2016 9.21 (.03) .08 .05 (. 01 ) (1.53)
October 31, 2015 10.70 (.07) .47 .40 — (1.89)
Class E
October 31, 2019 8.09 .03 .3 2 .3 5 (.01) (2.02)
October 31, 2018 11.20 .03 .21 .24 (.0 5 ) (3.30)
October 31, 2017 9.34 .01 2.34 2.35 (. 02 ) (.47)
October 31, 2016 10.78 .03 .11 .14 (.05) (1.53)
October 31, 2015 12.14 —(f) .53 .53 —(f) (1.89)
Class S
October 31, 2019 8.68 .03 .39 .42 (.03) (2.02)
October 31, 2018 11.78 .06 .21 .27 (.0 7 ) (3.30)
October 31, 2017 9.79 .04 2.46 2.50 (.04) (.47)
October 31, 2016 11.22 .06 .11 .17 (.07) (1.53)
October 31, 2015 12.55 .02 .56 .58 (.02) (1.89)
Class Y
October 31, 2019 8.85 .04 .41 .45 (.04) (2.02)
October 31, 2018 11.95 .07 .21 .28 (.08) (3.30)
October 31, 2017 9.94 .06 2.48 2.54 (.06) (.47)
October 31, 2016 11.36 .08 .12 .20 (.09) (1.53)
October 31, 2015 12.69 .05 .56 .61 (.05) (1.89)

See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 73
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(k)
(2.03) 6.37 9.82 1,529 1.82 1.70 .19 95
(3.34) 8.06 1.12 1,963 1.56 1.54 .29 137
(.49) 11.17 25.79 2,673 1.52 1.52 .10 113
(1.58) 9.32 2.10 1,757 1.55 1.55 .35 118
(1.89) 10.76 4.58 2,349 1.50 1.50 (.04) 142
(2.02) 4.04 8.83 4,930 2.57 2.45 (.57) 95
(3.31) 5.96 .45 5,294 2. 31 2.29 (.46) 137
(.47) 9.11 24.83 8,496 2.27 2.27 (.63) 113
(1.54) 7.72 1.41 7,509 2.30 2.30 (.40) 118
(1.89) 9.21 3.81 10,862 2.25 2.25 (.79) 142
(2.03) 6.4 1 9.81 2 4 1.81 1.74 .40 95
(3.35) 8.09 1.17 374 1.5 6 1.54 .29 137
(.49) 11.20 25.83 384 1.52 1.52 .11 113
(1.58) 9.34 2.10 328 1.55 1.55 .33 118
(1.89) 10.78 4.52 321 1.50 1.50 (.02) 142
(2.05) 7.05 10.13 14,213 1.57 1.41 .48 95
(3.37) 8.68 1.46 17,319 1. 31 1.25 .58 137
(.51) 11.78 26.23 30,893 1.2 6 1.24 .38 113
(1.60) 9.79 2.34 19,856 1.30 1.30 .61 118
(1.91) 11.22 4.88 32,114 1.25 1.25 .21 142
(2.06) 7.24 10.25 88,207 1.37 1.30 .57 95
(3.38) 8.85 1.57 93,547 1.11 1.11 .73 137
(.53) 11.95 26.37 119,986 1.07 1.07 .59 113
(1.62) 9.94 2.63 421,094 1.10 1.10 .79 118
(1.94) 11.36 5.06 521,326 1.05 1.05 .41 142

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
74 U.S. Dynamic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 54,639
Administration fees 4,402
Distribution fees 3,405
Shareholder servicing fees 1,033
Transfer agent fees 2,457
Trustee fees 193
$ 66,129
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 317 $ 17,454 $ 16,421 $ — $ — $ 1,350 $ 24 $ —
U.S. Cash Management Fund 5,433 42,068 45,025 3 — 2,479 158 —
$ 5,750 $ 59,522 $ 61,446 $ 3 $ — $ 3,829 $ 182 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 103,302,333 $ 21,115,457 $ (5,554,707) $ 15,560,750 $ — $ 4,571,930
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 6,499,589 $ 21,517,464 $ — $ 25,357,572 $ 18,669,485 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
76 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
-
Class A
‡
Total
Return
1 Year 5 .00%
5 Years 7 .32%§
Inception* 10 .85%§
U.S. Strategic Equity Fund
-
Class C
Total
Return
1 Year 10 .53%
5 Years 7 .77%§
Inception* 10 .92%§
U.S. Strategic Equity Fund
-
Class E
Total
Return
1 Year 11 .36%
5 Years 8 .57%§
Inception* 11 .75%§
U.S. Strategic Equity Fund
-
Class M
‡‡
Total
Return
1 Year 11 .73%
5 Years 8 .92%§
Inception* 12 .07%§
U.S. Strategic Equity Fund
-
Class S
Total
Return
1 Year 11 .59%
5 Years 8 .86%§
Inception* 12 .03%§
Russell 1000
®
Index **
Total
Return
1 Year 14 .15%
5 Years 10 .55%§
Inception* 13 .68%§

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
U.S. Strategic Equity Fund 77
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities
and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2019, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M and Class S Shares gained 11.40%,
10.53%, 11.36%, 11.73% and 11.59%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Index,
which gained 14.15% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.59%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund underperform the Russell 1000
®
Index and the Morningstar
®
Large Blend
peer group. During the last two months of 2018, the U.S. equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with low price momentum as well as companies with lower financial leverage. Additionally, the Fund was
tilted away from the largest market capitalization stocks due to valuation concerns. Overall, the Fund’s factor tilts provided mixed results as a tilt toward low momentum stocks was rewarded while underweights to large market capitalization and high valuation stocks detracted from relative performance.
From a sector standpoint, the Fund was positioned toward more pro-cyclical areas of the market which are expected to benefit from a healthy domestic consumer such as the consumer discretionary, financials and energy sectors, while avoiding bond proxies.
Sector allocation decisions detracted over the period, including an overweight to the energy sector and an underweight to the real estate sector.
Stock selection by the Fund’s money managers was a negative
contributor to benchmark relative performance during the period, led by underperforming holdings within the industrials, health care and information technology sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Brandywine
Global Investment Management, LLC underperformed the Russell
1000
®
Value Index. Factor exposures detracted, including tilts
toward stocks with low valuation and low market capitalization.
An overweight to the energy sector and an underweight to the utilities sector detracted from benchmark relative returns. Stock selection within the consumer discretionary and materials sectors helped to offset some of the underperformance.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
78 U.S. Strategic Equity Fund
seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, momentum, quality and low volatility factors. During the fiscal year, the strategy underperformed the Russell 1000
®
Index as the value factor significantly lagged in the U.S. equity market. From a sector perspective, the positioning strategy’s overweight to the health care sector and underweight to the real estate sector detracted from benchmark relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In February 2019, RIM replaced Suffolk Capital Management,
LLC, which ceased operations as of end of January, with Jackson
Square Partners, LLC.
In June 2019, RIM determined to no longer allocate Fund assets to Jacobs Levy Equity Management, Inc. and HS Management
Partners, LLC’s strategies. Allocations to the other managers and the RIM positioning strategy were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Brandywine Global Investment Management,
LLC Value
HS Management Partners, LLC Growth
Jackson Square Partners, LLC Growth
Jacobs Levy Equity Management Market Oriented
* Assumes initial investment on August 6, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
U.S. Strategic Equity Fund 79
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.60 $ 1,020.06
Expenses Paid During Period* $ 5.21 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.20 $ 1,016.18
Expenses Paid During Period* $ 9.12 $ 9.10
* Expenses are equal to the Fund's annualized expense ratio of 1.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,025.70 $ 1,020.06
Expenses Paid During Period* $ 5.21 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
80 U.S. Strategic Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,028.50 $ 1,021.83
Expenses Paid During Period* $ 3.43 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,027.10 $ 1,021.32
Expenses Paid During Period* $ 3.93 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.7%
Consumer Discretionary - 15.2%
Amazon.com, Inc.(Æ) 13,738 24,408
Amerco , Inc. 3,771 1,527
Aramark Services, Inc. 44,307 1,939
Bright Horizons Family Solutions, Inc.(Æ) 9,429 1,400
Carnival Corp. 20,197 866
CBS Corp. Class B 22,328 805
Charter Communications, Inc. Class A(Æ) 97,948 45,826
Choice Hotels International, Inc.(Ñ) 18,231 1,613
Comcast Corp. Class A 198,909 8,915
Costco Wholesale Corp. 13,091 3,889
Darden Restaurants, Inc. 16,132 1,811
Dollar Tree, Inc.(Æ) 391,489 43,220
Domino's Pizza, Inc. 109,640 29,780
DR Horton, Inc. 190,578 9,981
eBay, Inc. 164,857 5,811
Expedia Group, Inc. 11,500 1,572
Extended Stay America, Inc. 60,041 853
Ford Motor Co. 335,131 2,879
Garmin, Ltd. 15,093 1,415
General Motors Co. 614,771 22,845
Gentex Corp. 130,854 3,670
Genuine Parts Co. 13,564 1,391
Goodyear Tire & Rubber Co. (The) 97,169 1,542
Hasbro, Inc. 366,252 35,640
Home Depot, Inc. (The) 31,717 7,440
Lennar Corp. Class A 29,542 1,761
Liberty Global PLC Class A(Æ)(Ñ) 184,796 4,648
Liberty Global PLC Class C(Æ) 1,149,410 27,436
Liberty Media Corp. Class A(Æ) 27,870 1,252
Liberty SiriusXM Group Class C(Æ) 30,919 1,397
Macy's, Inc.(Ñ) 47,692 723
McDonald's Corp. 21,144 4,159
Mohawk Industries, Inc.(Æ) 103,855 14,891
Netflix, Inc.(Æ) 96,269 27,669
Nike, Inc. Class B 26,953 2,414
Norwegian Cruise Line Holdings, Ltd.(Æ) 193,797 9,837
Omnicom Group, Inc.(Ñ) 15,747 1,216
Penske Automotive Group, Inc. 19,669 958
PulteGroup, Inc. 368,400 14,456
Ross Stores, Inc. 12,386 1,358
Royal Caribbean Cruises, Ltd. 12,887 1,403
Sensata Technologies Holding PLC(Æ) 30,020 1,537
Starbucks Corp. 33,875 2,865
Tapestry, Inc. 35,192 910
Target Corp. 28,655 3,064
TJX Cos., Inc. 22,206 1,280
TripAdvisor, Inc.(Æ) 409,537 16,545
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 3,613 842
Viacom, Inc. Class B 38,696 834
WABCO Holdings, Inc.(Æ) 23,945 3,224
Walmart, Inc. 54,417 6,381
Walt Disney Co. (The) 45,543 5,917
420,015
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.9%
Archer-Daniels-Midland Co. 51,786 2,177
Coca-Cola Co. (The) 125,291 6,820
Constellation Brands, Inc. Class A 231,264 44,016
CVS Health Corp. 250,830 16,653
Ingredion, Inc. 130,268 10,291
JM Smucker Co. (The) 15,923 1,683
Molson Coors Brewing Co. Class B(Ñ) 306,656 16,167
Mondelez International, Inc. Class A 59,509 3,121
PepsiCo, Inc. 47,804 6,557
Procter & Gamble Co. (The) 99,921 12,441
Tyson Foods, Inc. Class A 178,338 14,765
134,691
Energy - 5.9%
BP PLC - ADR 562,347 21,318
Cabot Oil & Gas Corp. 63,227 1,178
Canadian Natural Resources, Ltd. 893,397 22,531
Chevron Corp. 204,379 23,737
ConocoPhillips 216,520 11,952
Exxon Mobil Corp. 181,364 12,255
Halliburton Co. 711,273 13,692
Magna International, Inc. Class A 222,348 11,956
Marathon Petroleum Corp. 36,864 2,357
Phillips 66 31,070 3,630
Royal Dutch Shell PLC Class B - ADR(Ñ) 252,309 14,707
Schlumberger, Ltd. 624,616 20,419
Valero Energy Corp. 16,625 1,612
161,344
Financial Services - 22.7%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 214,584 12,420
Aflac, Inc. 70,181 3,731
AGNC Investment Corp.(Æ) 202,035 3,445
Alliance Data Systems Corp. 12,630 1,263
Allstate Corp. (The) 22,000 2,341
Ally Financial, Inc. 45,558 1,395
American Express Co. 32,434 3,804
American Homes 4 Rent Class A(ö) 56,519 1,496
American Tower Corp.(ö) 12,500 2,726
Annaly Capital Management, Inc.(ö) 1,257,323 11,291
Apple Hospitality REIT, Inc.(ö) 141,087 2,325
AvalonBay Communities, Inc.(ö) 6,786 1,477
Banco Santander SA - ADR(Ñ) 2,039,790 8,078
Bank of America Corp. 896,651 28,038
Bank of New York Mellon Corp. (The) 130,905 6,120
BB&T Corp. 49,503 2,626
Berkshire Hathaway, Inc. Class B(Æ) 192,920 41,011
Broadridge Financial Solutions, Inc. 28,865 3,614
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 73,732 1,394
Capital One Financial Corp. 22,000 2,052
Cboe Global Markets, Inc. 31,323 3,607
CBRE Group, Inc. Class A(Æ) 38,219 2,047
Charles Schwab Corp. (The) 761,261 30,991
Chubb, Ltd. 28,603 4,360
Citigroup, Inc. 541,936 38,944

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
82 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CME Group, Inc. Class A 148,280 30,509
Comerica, Inc. 31,215 2,042
Crown Castle International Corp.(ö) 133,773 18,566
CubeSmart (ö) 41,142 1,304
Discover Financial Services 20,100 1,613
E*Trade Financial Corp. 228,469 9,548
Equinix , Inc.(Æ)(ö) 6,473 3,669
Essex Property Trust, Inc.(ö) 4,691 1,535
Everest Re Group, Ltd. 5,602 1,440
Fidelity National Information Services, Inc. 26,939 3,549
First Republic Bank 21,989 2,339
Fiserv, Inc.(Æ) 15,236 1,617
FleetCor Technologies, Inc.(Æ) 6,371 1,874
Gaming and Leisure Properties, Inc.(ö) 175,824 7,096
Global Payments, Inc. 26,465 4,477
Goldman Sachs Group, Inc. (The) 5,200 1,110
Hartford Financial Services Group, Inc. 31,283 1,786
Host Hotels & Resorts, Inc.(ö) 55,733 913
Intercontinental Exchange, Inc. 28,547 2,693
Invitation Homes, Inc.(ö) 51,647 1,590
Jack Henry & Associates, Inc. 27,998 3,963
JPMorgan Chase & Co. 350,412 43,773
KeyCorp 159,573 2,868
KKR & Co., Inc. Class A 1,597,336 46,051
Life Storage, Inc.(Æ)(ö) 14,291 1,557
M&T Bank Corp. 9,200 1,440
MasterCard, Inc. Class A 173,772 48,102
Medical Properties Trust, Inc.(ö) 62,061 1,287
Merck & Co., Inc. 90,068 7,805
MetLife, Inc. 28,215 1,320
MFA Financial, Inc.(ö) 227,115 1,724
Morgan Stanley 77,252 3,557
Northern Trust Corp. 22,200 2,213
PayPal Holdings, Inc.(Æ) 297,909 31,012
People's United Financial, Inc. 84,703 1,370
PNC Financial Services Group, Inc. (The) 24,715 3,626
Prudential Financial, Inc. 26,744 2,437
Public Storage(ö) 5,781 1,288
Raymond James Financial, Inc. 26,200 2,187
Regency Centers Corp.(ö) 20,720 1,393
Reinsurance Group of America, Inc. Class A 9,053 1,471
RenaissanceRe Holdings, Ltd. 7,730 1,447
SLM Corp. 567,721 4,792
Starwood Property Trust, Inc.(ö) 64,465 1,586
State Street Corp. 41,200 2,722
Sun Communities, Inc.(ö) 10,617 1,727
SunTrust Banks, Inc. 49,434 3,378
Synchrony Financial 73,482 2,599
Travelers Cos., Inc. (The) 18,855 2,471
Two Harbors Investment Corp.(ö) 500,684 6,944
US Bancorp 102,455 5,842
VEREIT, Inc.(ö) 155,931 1,534
Virtu Financial, Inc. Class A(Ñ) 63,596 1,079
Visa, Inc. Class A 259,061 46,336
Wells Fargo & Co. 160,548 8,289
Western Union Co. (The) 70,073 1,756
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WP Carey, Inc.(ö) 17,092 1,573
624,385
Health Care - 12.5%
Abbott Laboratories 52,585 4,397
AbbVie, Inc. 143,945 11,451
Agilent Technologies, Inc. 35,800 2,712
Amgen, Inc. 7,824 1,668
Anthem, Inc.(Æ) 5,154 1,387
AstraZeneca PLC - ADR 166,372 8,157
Baxter International, Inc. 32,200 2,470
Becton Dickinson and Co. 14,821 3,794
Biogen, Inc.(Æ) 67,198 20,073
Boston Scientific Corp.(Æ) 35,633 1,486
Bristol-Myers Squibb Co.(Ñ) 155,313 8,910
Celgene Corp.(Æ) 30,030 3,244
Centene Corp.(Æ) 17,058 905
Cerner Corp. 35,600 2,390
Cigna Corp. 15,724 2,806
Cooper Cos., Inc. (The) 4,314 1,255
Eli Lilly & Co. 30,276 3,450
Gilead Sciences, Inc. 119,464 7,611
HCA Healthcare, Inc. 5,806 775
Horizon Therapeutics PLC(Æ) 303,294 8,768
Illumina, Inc.(Æ) 111,614 32,984
IQVIA Holdings, Inc.(Æ) 349,629 50,493
Jazz Pharmaceuticals PLC(Æ) 50,916 6,397
Johnson & Johnson 181,857 24,012
Laboratory Corp. of America Holdings(Æ) 14,196 2,339
MEDNAX, Inc.(Æ) 43,087 946
Medtronic PLC 170,911 18,612
Mylan NV(Æ) 236,423 4,528
Pfizer, Inc. 650,770 24,970
Qiagen NV(Æ) 35,810 1,068
Quest Diagnostics, Inc. 16,400 1,661
Regeneron Pharmaceuticals, Inc.(Æ) 5,058 1,549
Steris PLC 9,377 1,328
Stryker Corp. 10,600 2,292
Thermo Fisher Scientific, Inc. 15,036 4,541
UnitedHealth Group, Inc. 187,234 47,314
Universal Health Services, Inc. Class B 20,492 2,817
Vertex Pharmaceuticals, Inc.(Æ) 4,773 933
WellCare Health Plans, Inc.(Æ) 6,600 1,958
Zimmer Biomet Holdings, Inc. 87,709 12,124
Zoetis, Inc. Class A 28,754 3,678
344,253
Materials and Processing - 5.7%
Air Products & Chemicals, Inc. 17,538 3,740
AptarGroup, Inc. 11,500 1,359
Ball Corp. 678,064 47,444
Berry Plastics Group, Inc.(Æ) 26,256 1,090
Crown Holdings, Inc.(Æ) 237,386 17,291
Dow, Inc. 84,828 4,283
DuPont de Nemours, Inc. 70,940 4,676
Eastman Chemical Co. 124,559 9,472

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecolab, Inc. 36,345 6,981
Freeport-McMoRan, Inc. 564,597 5,544
Huntsman Corp. 301,463 6,671
Ingersoll-Rand PLC 26,285 3,335
International Flavors & Fragrances, Inc.(Ñ) 17,326 2,114
Lennox International, Inc. 5,459 1,350
Linde PLC(Æ) 18,165 3,603
LyondellBasell Industries NV Class A 21,100 1,893
NewMarket Corp. 4,780 2,321
Newmont Goldcorp Corp. 378,818 15,050
Nucor Corp. 50,500 2,719
Owens Corning 25,061 1,536
PPG Industries, Inc. 14,906 1,865
Reliance Steel & Aluminum Co. 18,456 2,142
Royal Gold, Inc. 38,533 4,448
Silgan Holdings, Inc. 39,063 1,202
Sonoco Products Co. 21,573 1,245
Steel Dynamics, Inc. 37,300 1,132
Westrock Co. 44,463 1,662
156,168
Producer Durables - 5.5%
3M Co. 10,263 1,693
Accenture PLC Class A 23,225 4,306
AECOM(Æ) 38,592 1,544
American Airlines Group, Inc. 558,613 16,792
Ametek , Inc. 30,026 2,752
Automatic Data Processing, Inc. 25,027 4,060
Boeing Co. (The) 8,772 2,982
Booz Allen Hamilton Holding Corp. Class A 36,400 2,562
Carlisle Cos., Inc. 14,800 2,254
CH Robinson Worldwide, Inc.(Ñ) 19,423 1,469
Cintas Corp. 6,621 1,779
CoStar Group, Inc.(Æ) 5,396 2,965
CSX Corp. 18,465 1,298
Cummins, Inc. 19,073 3,290
Danaher Corp. 25,616 3,530
Deere & Co. 8,700 1,515
Delta Air Lines, Inc. 49,116 2,705
Eaton Corp. PLC 55,287 4,816
Emerson Electric Co. 21,989 1,543
Flir Systems, Inc. 27,509 1,418
Fortive Corp. 23,217 1,602
General Dynamics Corp. 8,635 1,527
HD Supply Holdings, Inc.(Æ) 35,757 1,414
HEICO Corp. 7,238 893
Honeywell International, Inc. 35,312 6,099
Huntington Ingalls Industries, Inc. 3,579 808
IDEX Corp. 12,474 1,940
IHS Markit , Ltd.(Æ) 46,839 3,280
Illinois Tool Works, Inc. 9,751 1,644
Johnson Controls International PLC(Æ) 141,553 6,134
Kansas City Southern 11,757 1,655
L3Harris Technologies, Inc. 19,355 3,993
Lockheed Martin Corp. 7,291 2,746
McGraw Hill Financial, Inc. 10,400 2,683
Middleby Corp.(Æ) 10,496 1,270
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 9,937 3,503
PACCAR Financial Corp. 48,900 3,719
Paychex, Inc. 46,024 3,849
Quanta Services, Inc. 37,203 1,564
Raytheon Co. 22,040 4,677
Republic Services, Inc. Class A 29,086 2,545
Roper Technologies, Inc. 6,200 2,089
Snap-on, Inc. 8,918 1,451
Southwest Airlines Co. 35,800 2,009
Textron, Inc. 28,600 1,318
Toro Co. (The) 25,751 1,986
Union Pacific Corp. 15,066 2,493
United Parcel Service, Inc. Class B 14,402 1,659
United Technologies Corp. 48,971 7,031
Verisk Analytics, Inc. Class A 13,933 2,016
Waste Management, Inc. 28,242 3,169
Waters Corp.(Æ) 11,000 2,328
150,367
Technology - 19.4%
Adobe, Inc.(Æ) 16,716 4,646
Allegion PLC 16,745 1,943
Alphabet, Inc. Class A(Æ) 42,640 53,675
Alphabet, Inc. Class C(Æ) 11,116 14,007
Amdocs, Ltd. 61,940 4,038
Amphenol Corp. Class A 38,105 3,823
Ansys , Inc.(Æ) 3,836 844
Apple, Inc. 150,510 37,441
Applied Materials, Inc. 543,417 29,486
Arista Networks, Inc.(Æ) 98,153 24,005
Arrow Electronics, Inc.(Æ) 24,200 1,919
Autodesk, Inc.(Æ) 175,756 25,899
Black Knight, Inc.(Æ) 23,285 1,495
Broadcom, Inc. 16,456 4,819
CDW Corp. 14,496 1,854
Cisco Systems, Inc. 197,924 9,403
Citrix Systems, Inc. 35,415 3,855
Cognizant Technology Solutions Corp. Class
A 25,343 1,544
Corning, Inc. 45,235 1,340
Corteva , Inc. Class W 299,554 7,902
Cypress Semiconductor Corp. 175,051 4,073
Dell Technologies, Inc. Class C(Æ) 43,746 2,314
Dolby Laboratories, Inc. Class A 33,249 2,139
DXC Technology Co. 23,100 639
F5 Networks, Inc.(Æ) 11,400 1,643
Facebook, Inc. Class A(Æ) 152,195 29,168
Genpact , Ltd. 99,885 3,913
Hewlett Packard Enterprise Co. Class H 122,000 2,002
HP, Inc.(Æ) 152,306 2,646
Intel Corp.(Ñ) 230,685 13,041
Intuit, Inc. 8,200 2,112
IPG Photonics Corp.(Æ) 53,400 7,171
Jabil Circuit, Inc. 45,984 1,693
Juniper Networks, Inc. 97,800 2,427
Lam Research Corp. 5,399 1,463
Leidos Holdings, Inc. 26,400 2,276

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
84 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LogMeIn, Inc. 19,105 1,255
Marvell Technology Group, Ltd. 579,071 14,124
Micron Technology, Inc.(Æ) 34,653 1,648
Microsoft Corp. 954,350 136,825
Motorola Solutions, Inc. 10,968 1,824
NVIDIA Corp. 66,217 13,311
ON Semiconductor Corp.(Æ) 47,580 971
Oracle Corp. 72,939 3,974
Salesforce.com, Inc.(Æ) 25,430 3,980
SYNNEX Corp. 14,477 1,705
Synopsys, Inc.(Æ) 25,386 3,446
Take-Two Interactive Software, Inc.(Æ) 243,819 29,344
Teradyne, Inc. 22,697 1,390
Texas Instruments, Inc. 54,705 6,455
VMware, Inc. Class A 9,300 1,472
Zynga, Inc. Class A(Æ) 230,931 1,425
535,807
Utilities - 2.9%
AT&T, Inc. 1,050,141 40,420
Avangrid , Inc. 22,122 1,107
CenterPoint Energy, Inc. 60,636 1,763
Consolidated Edison, Inc. 24,730 2,281
DTE Energy Co. 8,894 1,132
Duke Energy Corp. 38,003 3,582
Evergy , Inc. 57,034 3,645
Eversource Energy(Æ) 15,479 1,296
Exelon Corp. 67,843 3,086
International Business Machines Corp. 25,356 3,391
NextEra Energy, Inc. 5,838 1,391
Pinnacle West Capital Corp. 11,906 1,121
PPL Corp. 64,343 2,155
Sempra Energy 8,820 1,275
Southern Co. (The) 20,979 1,314
Verizon Communications, Inc. 148,323 8,969
WEC Energy Group, Inc.(Æ) 33,514 3,164
81,092
Total Common Stocks
(cost $2,297,369) 2,608,122
Short-Term Investments - 5.2%
U.S. Cash Management Fund(@) 143,904,066
(∞)
143,961
United States Treasury Bills
1.559% due 03/26/20 (ž)(§) 700 696
Total Short-Term Investments
(cost $144,651) 144,657
Other Securities - 1.7%
U.S. Cash Collateral Fund(×)(@) 47,314,070
(∞)
47,314
Total Other Securities
(cost $47,314) 47,314
Total Investments 101.6%
(identified cost $2,489,334) 2,800,093
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities , Net
- (1.6%)
(44,716)
Net Assets - 100.0%
2,755,377

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 85
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 547 USD 83,029 12/19
1,354
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,354
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 420,015 $ — $ —
$ —
$ 420,015 15.2
Consumer Staples 134,691 — —
—
134,691 4.9
Energy 161,344 — —
—
161,344 5.9
Financial Services 624,385 — —
—
624,385 22.7
Health Care 344,253 — —
—
344,253 12.5
Materials and Processing 156,168 — —
—
156,168 5.7
Producer Durables 150,367 — —
—
150,367 5.5
Technology 535,807 — —
—
535,807 19.4
Utilities 81,092 — —
—
81,092 2.9
Short-Term Investments — 696 —
143,961
144,657 5.2
Other Securities — — —
47,314
47,314 1.7
Total Investments 2,608,122 696 — 191,275 2,800,093 101.6
Other Assets and Liabilities, Net (1.6)
100.0
Other Financial Instruments
Assets
Futures Contracts 1,354 — — — 1,354 —
*
Total Other Financial Instruments
**
$ 1,354 $ — $ — $ — $ 1,354
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
86 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,354
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,844 $ —
Foreign currency exchange contracts — (1)
Total
$ 6,844 $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,354 $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 87
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 45,708 $ — $ 45,708
Total Financial and Derivative Assets
45,708 — 45,708
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 45,708 $ — $ 45,708
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
88 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,489,334
Investments, at fair value(*)(>) ......................................................................................................................................................
2,800,093
Receivables:
Dividends and interest ....................................................................................................................................................... 2,216
Dividends from affiliated funds .......................................................................................................................................... 231
Fund shares sold ................................................................................................................................................................ 2,147
From broker (a) .................................................................................................................................................................. 1,231
Variation margin on futures contracts ................................................................................................................................. 1,355
Total assets .................................................................................................................................................
2,807,273
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 2,877
Accrued fees to affiliates .................................................................................................................................................... 1,460
Other accrued expenses ..................................................................................................................................................... 245
Payable upon return of securities loaned ....................................................................................................................................... 47,314
Total liabilities .............................................................................................................................................
51,896
Net Assets ............................................................................................................................................................
$ 2,755,377

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 89
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 419,73 9
Shares of beneficial interest ...........................................................................................................................................................
2,25 9
Additional paid-in capital ..............................................................................................................................................................
2,333,3 79
Net Assets ............................................................................................................................................................
$ 2,755,377
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.18
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.92
Class A — Net assets ............................................................................................................................................................. $ 7,768,623
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 637,928
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.12
Class C — Net assets ............................................................................................................................................................. $ 5,630,223
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 464,427
Net asset value per share: Class E(#) ............................................................................................................................................. $ 12.22
Class E — Net assets ............................................................................................................................................................. $ 908,207
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 74,303
Net asset value per share: Class M(#) ............................................................................................................................................ $ 12.19
Class M — Net assets ............................................................................................................................................................ $ 226,988,416
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 18,624,037
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.20
Class S — Net assets ............................................................................................................................................................. $ 2,514,081,667
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 206,049,905
Amounts in thousands
(*)     Securities on loan included in investments $ 45,708
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 191,27 5
(a)    Receivable from Broker for Futures $ 1,231
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
90 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 46,069
Dividends from affiliated funds ......................................................................................................................................... 1,972
Interest .............................................................................................................................................................................. 17
Securities lending income (net) ......................................................................................................................................... 1,912
Total investment income ...............................................................................................................................................................
49,970
Expenses
Advisory fees .................................................................................................................................................................... 18,536
Administrative fees ........................................................................................................................................................... 1,230
Custodian fees ................................................................................................................................................................... 221
Distribution fees - Class A ................................................................................................................................................ 22
Distribution fees - Class C ................................................................................................................................................ 49
Transfer agent fees - Class A ............................................................................................................................................ 17
Transfer agent fees - Class C ............................................................................................................................................. 13
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 302
Transfer agent fees - Class S ............................................................................................................................................. 4,614
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 296
Registration fees ............................................................................................................................................................... 128
Shareholder servicing fees - Class C ................................................................................................................................. 16
Shareholder servicing fees - Class E ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 104
Printing fees ...................................................................................................................................................................... 259
Dividends from securities sold short ................................................................................................................................. 2,109
Interest expense paid on securities sold short ................................................................................................................... 640
Miscellaneous ................................................................................................................................................................... 68
Expenses before reductions .............................................................................................................................................. 28,630
Expense reductions ........................................................................................................................................................... (7,260)
Net expenses .................................................................................................................................................................................
21,370
Net investment income (loss) ........................................................................................................................................................
28,600
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 129, 686
Investments in affiliated funds ......................................................................................................................................... 25
Futures contracts .............................................................................................................................................................. 6,844
Foreign currency exchange contracts ................................................................................................................................ (1)
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
136,555
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 117,775
Investments in affiliated funds .......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 1,354
Securities sold short .......................................................................................................................................................... (10,932)
Foreign currency-related transactions ............................................................................................................................... (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 108,202
Net realized and unrealized gain (loss) ......................................................................................................................................... 244,757
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 273,357
**      Less than $500.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 91
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 28,600 $ 32,009
Net realized gain (loss) ...................................................................................................................... 136,555 514,546
Net change in unrealized appreciation (depreciation) ....................................................................... 108,202 (413,326)
Net increase (decrease) in net assets from operations ............................................................................. 273,357 133,229
Distributions
To shareholders
Class A .......................................................................................................................................... (1,561) (508)
Class C .......................................................................................................................................... (1,021) (938)
Class E .......................................................................................................................................... (249) (136)
Class M ......................................................................................................................................... (16,989) (9,397)
Class S ........................................................................................................................................... (439,662) (260,477)
Class Y .......................................................................................................................................... (203) (4)
Net decrease in net assets from distributions .......................................................................................... (459,685) (271,460)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 206,395 (144,303)
Total Net Increase (Decrease) in Net Assets ..........................................................................
20,067 (282,534)
Net Assets
Beginning of period .................................................................................................................................
2,735,310 3,017,844
End of period ..........................................................................................................................................
$ 2,755,377 $ 2,735,310

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
92 U.S. Strategic Equity Fund
(1) For the period July 30, 2018 (inception date) to October 31, 2018.
(2) For the period November 1, 2018 to September 11, 2019 (final redemption).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 154 $ 1,724 447 $ 6,325
Proceeds from reinvestment of distributions 154 1,553 37 506
Payments for shares redeemed (414) (4,884) (132) (1,879)
Net increase (decrease)
(106) (1,607) 352 4,952
Class C
Proceeds from shares sold 220 2,501 47 660
Proceeds from reinvestment of distributions 102 1,022 69 938
Payments for shares redeemed (337) (3,927) (546) (7,681)
Net increase (decrease)
(15) (404) (430) (6,083)
Class E
Proceeds from shares sold 4 47 2 27
Proceeds from reinvestment of distributions 25 249 10 136
Payments for shares redeemed (63) (745) (12) (162)
Net increase (decrease)
(34) (449) — ** 1
Class M
Proceeds from shares sold 13,357 154,652 2,833 40,040
Proceeds from reinvestment of distributions 1,670 16,989 686 9,398
Payments for shares redeemed (3,417) (40,288) (3,273) (46,278)
Net increase (decrease)
11,610 131,353 246 3,160
Class S
Proceeds from shares sold 47,989 564,301 29,679 418,718
Proceeds from reinvestment of distributions 43,425 438,588 18,975 259,898
Payments for shares redeemed (79,779) (924,237) (58,392) (826,210)
Net increase (decrease)
11,635 78,652 (9,738) (147,594)
Class Y(1)(2)
Proceeds from shares sold 141 1,622 95 1,396
Proceeds from reinvestment of distributions 20 203 — ** 4
Payments for shares redeemed (246) (2,975) (10) (139)
Net increase (decrease)
(85) (1,150) 85 1,261
Total increase (decrease)
23,005 $ 206,395 (9,485) $ (144,303)

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
94 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 . 09 .4 3 .52 (.11) (1.14)
October 31, 2017 12.10 .11 2.64 2.75 (.12) (.54)
October 31, 2016 12.59 .13 .15 .28 (.12) (.65)
October 31, 2015 13.42 .10 .35 .45 (.10) (1.18)
Class C
October 31, 2019 13.41 .01 .93 .94 (.0 2 ) (2.21)
October 31, 2018 14.14 .01 .4 0 .4 1 — (1.14)
October 31, 2017 12.07 .01 2.63 2.64 (.03) (.54)
October 31, 2016 12.56 .04 .15 .19 (.03) (.65)
October 31, 2015 13.39 — (f) .36 .36 (.01) (1.18)
Class E
October 31, 2019 13.50 .10 .9 3 1.0 3 (.10) (2.21)
October 31, 2018 14.23 .11 .41 .52 (.11) (1.14)
October 31, 2017 12.12 .13 2.62 2.75 (.10) (.54)
October 31, 2016 12.61 .13 .15 .28 (.12) (.65)
October 31, 2015 13.44 .10 .35 .45 (.10) (1.18)
Class M
October 31, 2019 13.48 .13 .9 4 1.0 7 (.1 5 ) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
October 31, 2017(8) 13.10 .07 1.13 1.20 (.09) —
Class S
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .4 2 .5 7 (.15) (1.14)
October 31, 2017 12.13 .14 2.63 2.77 (.15) (.54)
October 31, 2016 12.61 .16 .16 .32 (.15) (.65)
October 31, 2015 13.44 .13 .35 .48 (.13) (1.18)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 95
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(2.31) 12.18 11.40 7,769 1.3 7 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.3 3 1.0 5 .74 144
(.66) 14.19 23.47 5,560 1.30 1.05 .85 88
(.77) 12.10 2.51 6,317 1.33 1.07 1.06 75
(1.28) 12.59 3.42 6,700 1.32 1.05 .78 102
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.57) 14.14 22.48 12,867 2.05 1.80 .11 88
(.68) 12.07 1.74 18,154 2.08 1.82 .32 75
(1.19) 12.56 2.66 22,288 2.07 1.80 .03 102
(2.31) 12.22 11.36 908 1.37 1.09 .88 130
(1.25) 13.50 3.57 1,466 1.33 1.05 .78 144
(.64) 14.23 23.41 1,543 1.31 1.05 1.00 88
(.77) 12.12 2.51 74,419 1.33 1.07 1.08 75
(1.28) 12.61 3.40 104,763 1.31 1.05 .78 102
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.09) 14.21 9.43 96,138 1.03 .70 .78 88
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144
(.69) 14.21 23.64 2,901,736 1.05 .80 1.11 88
(.80) 12.13 2.85 2,742,942 1.08 .82 1.33 75
(1.31) 12.61 3.66 3,864,298 1.06 .80 1.03 102

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
96 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 981,983
Administration fees 102,902
Distribution fees 5,242
Shareholder servicing fees 1,468
Transfer agent fees 363,918
Trustee fees 4,557
$ 1,460,070
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 595,572 $ 548,258 $ — $ — $ 47,314 $ 1,285 $ —
U.S. Cash Management Fund 37,139 1,208,067 1,101,276 25 6 143,961 1,972 —
$ 37,139 $ 1,803,639 $ 1,649,534 $ 25 $ 6 $ 191,275 $ 3,257 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,521,939,600 $ 338,083,696 $ (59,930,284) $ 278,153,412 $ 2,447,772 $ 139,137,705
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 105,709,982 $ 353,975,135 $ — $ 94,297,587 $ 177,162,812 $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
98 U.S. Small Cap Equity Fund
U.S. Small Cap Equity Fund
-
Class A
‡
Total
Return
1 Year (2 .66)%
5 Years 5 .22%§
10 Years 11 .05%§
U.S. Small Cap Equity Fund
-
Class C
Total
Return
1 Year 2 .55%
5 Years 5 .68%§
10 Years 10 .87%§
U.S. Small Cap Equity Fund
-
Class E
Total
Return
1 Year 3 .33%
5 Years 6 .48%§
10 Years 11 .73%§
U.S. Small Cap Equity Fund
-
Class M
‡‡
Total
Return
1 Year 3 .72%
5 Years 6 .82%§
10 Years 12 .02%§
U.S. Small Cap Equity Fund
-
Class R6
‡‡‡
Total
Return
1 Year 3 .80%
5 Years 6 .94%§
10 Years 12 .19%§
U.S. Small Cap Equity Fund
-
Class S
Total
Return
1 Year 3 .64%
5 Years 6 .77%§
10 Years 11 .99%§
U.S. Small Cap Equity Fund
-
Class Y
Total
Return
1 Year 3.76%
5 Years 6.96%§
10 Years 12.20%§
Russell 2000
®
Index **
Total
Return
1 Year 4 .90%
5 Years 7 .37%§
10 Years 12 .27%§
U.S. Small Cap Equity Linked Benchmark ***
Total
Return
1 Year 4 .90%
5 Years 7 .37%§
10 Years 12 .46%§

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
U.S. Small Cap Equity Fund 99
The U.S. Small Cap Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities
and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2019, the Fund had eight money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class M, Class R6, Class S and Class Y
Shares gained 3.30%, 2.55%, 3.33%, 3.72%, 3.80%, 3.64% and
3.76%, respectively. This is compared to the Fund’s benchmark, the Russell 2000
®
Index, which gained 4.90% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Small Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
4.36%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund underperform the Russell 2000
®
Index and the Morningstar
®
Small Blend
peer group. During the last two months of 2018, the U.S. equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to small and micro capitalization stocks trading at discounted valuations as well as companies with lower volatility and higher quality characteristics.
This positioning was in recognition of perceived valuation
opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small cap companies.
Within the U.S. small cap market, a preference for low volatility positively impacted benchmark relative performance. The Fund’s quality positioning was also additive as companies with higher return on equity outperformed.
Sector allocation decisions were mixed, as an underweight
to the health care sector and an overweight to the information technology sector were rewarded while overweights to the energy and consumer staples sectors detracted. Over the period, the Fund increasingly moved towards a more neutral positioning compared to the benchmark as earnings growth rates for U.S. companies meaningfully decelerated, global economic data moderated and investor sentiment was expected to remain volatile given ongoing uncertainty around the impact of trade disputes and the direction of monetary policy in 2019 and beyond.
Stock selection by the Fund’s money managers was the primary detractor during the period, including underperforming holdings within the industrials, information technology and consumer
discretionary sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Copeland
Capital Management, LLC was the best performing money
manager for the fiscal year and outperformed the Russell 2000
®
Index. From a factor standpoint, the manager’s tilt toward stocks

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
100 U.S. Small Cap Equity Fund
with high dividend growth and low earnings variability was
beneficial. Additionally, stock selection within the health care and communication services sectors was a meaningful driver of outperformance.
Boston Partners Global Investors, Inc. faced the strongest
headwinds over the fiscal year and underperformed their 50%
Russell 2000
®
Value / 50% Russell 2000
®
Microcap Value Index.
A large overweight to the energy sector held back benchmark
relative performance over the one-year period. Additionally, underperforming holdings within the industrials, energy and
information technology sectors were the primary detractors over the period.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy slightly outperformed the Russell 2000
®
Index as both low volatility and quality factors performed well in the U.S. small cap equity market. Sector allocation decisions were additive to benchmark relative performance, including
an overweight to the utilities sector and an underweight to the consumer staples sectors.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2018, RIM changed Jacobs Levy Equity
Management’s mandate from a long only equity strategy to a
limited long-short equity strategy.
In June 2019, RIM determined to no longer allocate Fund assets to DePrince, Race & Zollo, Inc. and Penn Capital Management
Company, Inc.’s strategies. Allocations to the other managers were adjusted as a result.
In September 2019, RIM hired Ranger Investment Management,
L.P., terminated Falcon Point Investors, LLC and determined to no longer allocate Fund assets to Calamos Advisors, LLC’s strategy.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Ancora Advisors, LLC Market Oriented
Boston Partners Global Investors, Inc. Value
Calamos Advisors, LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, Inc. Market Oriented
Ranger Investment Management, L.P, Growth

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
U.S. Small Cap Equity Fund 101
* Assumes initial investment on November 1, 2009.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500
TM
Index
through December 31, 2011 and the returns of the Russell 2000
®
Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
102 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 991.00 $ 1,018. 0 5
Expenses Paid During Period* $ 7.13 $ 7.22
* Expenses are equal to the Fund's annualized expense ratio of 1.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 987.80 $ 1,014.27
Expenses Paid During Period* $ 10.87 $ 11.02
* Expenses are equal to the Fund's annualized expense ratio of 2.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 991.40 $ 1,018.05
Expenses Paid During Period* $ 7.13 $ 7.22
* Expenses are equal to the Fund's annualized expense ratio of 1.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
U.S. Small Cap Equity Fund 103
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 993.20 $ 1,020.16
Expenses Paid During Period* $ 5.02 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 993.60 $ 1,020.21
Expenses Paid During Period* $ 4.97 $ 5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 992.90 $ 1,019.46
Expenses Paid During Period* $ 5.73 $ 5.80
* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 993.60 $ 1,020.27
Expenses Paid During Period* $ 4.92 $ 4.99
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
104 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 100.6%
Consumer Discretionary – 12.0%
Aaron's, Inc. Class A(Û) 111,863 8,381
Abercrombie & Fitch Co. Class A 31,849 516
Adtalem Global Education, Inc.(Æ)(Û) 61,820 1,841
Advanced Energy Industries, Inc.(Æ) 9,708 574
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 101,200 846
American Eagle Outfitters, Inc. 57,496 884
American Public Education, Inc.(Æ) 50,729 1,102
America's Car-Mart, Inc.(Æ) 60,567 5,511
B. Riley Financial, Inc. 285,558 8,037
Barnes & Noble Education, Inc.(Æ) 216,428 890
Bassett Furniture Industries, Inc. 5,175 79
Bed Bath & Beyond, Inc.(Ñ) 63,497 870
Big Lots, Inc. 18,669 405
BJ's Restaurants, Inc. 88,234 3,493
Bloomin ' Brands, Inc. 239,309 4,741
BMC Stock Holdings, Inc.(Æ)(Ð) 39,603 1,069
Brinker International, Inc.(Æ)(Ð) 20,600 916
Buckle, Inc. (The)(Ñ) 49,824 1,042
Cable One, Inc. 5,271 6,986
Caleres , Inc. 40,808 878
Care.com, Inc.(Æ)(Ð) 21,900 256
Carrols Restaurant Group, Inc.(Æ) 160,737 1,146
Cavco Industries, Inc.(Æ) 44,191 8,468
Century Casinos, Inc.(Æ) 270,453 1,999
Cheesecake Factory, Inc. (The)(Ñ) 23,061 964
Chegg , Inc.(Æ)(Ñ) 69,587 2,134
Chico's FAS, Inc. 183,378 631
Children's Place, Inc. (The)(Ñ) 15,509 1,270
Churchill Downs, Inc.(Æ)(Ð) 10,020 1,302
Chuy's Holdings, Inc.(Æ)(Ð) 9,600 234
Cooper Tire & Rubber Co. 35,177 993
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 23,589 752
Cracker Barrel Old Country Store, Inc.(Ñ) 2,916 453
CSS Industries, Inc. 1,400 6
Cumulus Media, Inc. Class A(Æ)(Ñ) 86,897 1,190
Deckers Outdoor Corp.(Æ) 4,542 694
Del Taco Restaurants, Inc.(Æ) 367,535 2,806
Delta Apparel, Inc.(Æ) 64,836 1,618
Dillard's, Inc. Class A(Ñ) 17,063 1,177
Diversified Restaurant Holdings, Inc.(Æ) 441,679 190
Dorman Products, Inc.(Æ) 7,655 551
Eldorado Resorts, Inc.(Æ)(Ñ) 66,408 2,973
Ethan Allen Interiors, Inc. 40,841 805
Fiesta Restaurant Group, Inc.(Æ) 39,800 342
Fitbit, Inc. Class A - ADR(Æ)(Ð) 155,900 963
Fossil Group, Inc.(Æ) 18,800 205
Foundation Building Materials, Inc.(Æ) 6,700 125
Gannett Co., Inc.(Ñ) 75,556 820
Genesco, Inc.(Æ) 100,015 3,886
Goodyear Tire & Rubber Co. (The) 82,200 1,305
GoPro, Inc. Class A(Æ) 158,800 661
Graham Holdings Co. Class B(Û) 1,610 1,014
Habit Restaurants, Inc. (The) Class A(Æ) 18,000 189
Hamilton Beach Brands Holding Co. Class A 109,567 2,043
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haverty Furniture Cos., Inc.(Ñ) 33,846 614
HealthStream , Inc.(Æ) 11,500 323
Hillenbrand, Inc. 13,641 420
Hooker Furniture Corp.(Ð) 17,594 416
Inter Parfums , Inc. 48,444 3,751
International Game Technology PLC(Ð) 51,800 686
IntriCon Corp.(Æ)(Ñ) 144,758 2,994
J Alexander's Holdings, Inc.(Æ) 404,066 3,899
Jack in the Box, Inc.(Û) 18,600 1,563
JC Penney Co., Inc.(Æ) 242,100 242
John Wiley & Sons, Inc. Class A(Ð) 1,855 85
K12, Inc.(Æ) 37,780 748
KB Home 35,200 1,256
Kontoor Brands, Inc.(Ñ) 166,235 6,317
Kura Sushi USA, Inc. Class A(Æ) 16,578 306
La-Z-Boy, Inc. 30,377 1,079
Lear Corp. 3,080 363
Libbey , Inc.(Æ) 510,612 919
Liberty Braves Group Class C(Æ)(Ð) 5,500 162
Lifetime Brands, Inc. 90,518 723
Lovesac Co. (The)(Æ)(Ñ) 84,957 1,387
Madison Square Garden Co. (The) Class
A(Æ)(Ð)(Û) 6,820 1,820
Marchex , Inc. Class B(Æ) 27,316 90
Marriott Vacations Worldwide Corp. 40,614 4,465
Matthews International Corp. Class A(Æ) 13,352 494
MDC Partners, Inc. Class A(Æ) 344,627 1,079
Monro Muffler Brake, Inc. 50,656 3,551
Motorcar Parts of America, Inc.(Æ) 75,643 1,442
Murphy USA, Inc.(Æ)(Ð) 14,238 1,679
National Presto Industries, Inc.(Æ) 5,156 444
Nautilus, Inc.(Æ) 50,505 83
NVR, Inc.(Æ) 466 1,695
Oxford Industries, Inc. 7,704 530
PetIQ , Inc.(Æ)(Ñ) 132,882 3,285
Pool Corp. 31,492 6,531
Potbelly Corp.(Æ) 15,600 66
Quotient Technology, Inc.(Æ)(Ð) 42,800 369
Red Lion Hotels Corp.(Æ) 315,031 1,890
Regis Corp.(Æ)(Ð) 23,215 478
Rent-A-Center, Inc. Class A 5,000 129
REV Group, Inc.(Ð) 17,000 211
Rosetta Stone, Inc.(Æ) 20,120 385
Ruth's Hospitality Group, Inc. 16,821 346
Sally Beauty Holdings, Inc.(Æ)(Ñ) 185,176 2,870
Scholastic Corp. 48,237 1,857
Scientific Games Corp. Class A(Æ) 5,651 136
Skyline Champion Corp.(Æ) 105,759 2,986
SMART Global Holdings, Inc.(Æ) 100,038 2,971
Sportsman's Warehouse Holdings, Inc.(Æ)(Ñ) 184,981 1,260
Stamps.com, Inc.(Æ)(Ñ) 14,434 1,219
Standard Motor Products, Inc. 98,185 5,141
Steven Madden, Ltd. 76,704 3,159
Sturm Ruger & Co., Inc.(Ñ) 10,635 487
Superior Uniform Group, Inc. 180,167 2,607
Telaria , Inc.(Æ) 7,700 58
Texas Roadhouse, Inc. Class A 18,996 1,073

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tile Shop Holdings, Inc. 53,977 91
TiVo Corp. 214,222 1,744
Travelzoo , Inc.(Æ) 5,800 59
Tribune Publishing Co.(Æ) 7,910 71
Turtle Beach Corp.(Æ)(Ñ) 62,543 680
Viad Corp.(Ð)(Û) 14,592 890
Vista Outdoor, Inc.(Æ)(Ð) 70,169 470
Visteon Corp.(Æ)(Ð) 4,300 400
Wolverine World Wide, Inc. 198,880 5,903
Zumiez , Inc.(Æ)(Ñ) 15,411 492
189,165
Consumer Staples - 3.3%
Calavo Growers, Inc.(Ñ) 65,803 5,706
Casey's General Stores, Inc. 32,074 5,479
Core-Mark Holding Co., Inc. 133,972 4,089
Cott Corp. 83,593 1,074
Dean Foods Co.(Æ)(Ð) 114,800 113
Diplomat Pharmacy, Inc.(Æ)(Ð) 56,064 305
Energizer Holdings, Inc.(Æ)(Ð)(Ñ) 169,318 6,804
Farmer Brothers Co.(Æ) 191,049 2,451
Fresh Del Monte Produce, Inc. 51,061 1,629
Helen of Troy, Ltd.(Æ) 4,585 687
Herbalife Nutrition, Ltd.(Æ)(Ð) 16,400 733
J&J Snack Foods Corp. 43,955 8,384
Lifevantage Corp.(Æ) 9,000 122
Medifast , Inc.(Ð) 3,320 368
Nomad Foods, Ltd.(Æ) 291,372 5,685
Performance Food Group Co.(Æ) 20,800 886
PolyOne Corp.(Ð) 47,230 1,514
Post Holdings, Inc.(Æ)(Ð) 3,310 341
Primo Water Corp.(Æ)(Ñ) 168,745 2,041
Quanex Building Products Corp.(Æ) 7,400 143
Sanderson Farms, Inc.(Ð)(Û) 12,250 1,896
SpartanNash Co. 24,267 318
US Foods Holding Corp.(Æ)(Û) 31,260 1,240
52,008
Energy - 3.7%
Algonquin Power & Utilities Corp. 432,493 5,933
Amplify Energy Corp. 79,755 578
Cabot Oil & Gas Corp.(Ð) 31,900 595
CONSOL Energy, Inc.(Æ) 2,200 29
Delek US Holdings, Inc. 117,215 4,683
Devon Energy Corp.(Ð) 8,700 176
Energy Fuels, Inc.(Æ)(Ñ) 214,630 431
Exterran Corp.(Æ) 27,600 350
Forum Energy Technologies, Inc.(Æ) 69,459 81
Green Brick Partners, Inc.(Æ) 603,297 6,074
Gulf Island Fabrication, Inc.(Æ)(Û) 1,400 7
Gulfport Energy Corp.(Æ) 256,496 714
HollyFrontier Corp. 28,280 1,554
KLX Energy Services Holdings, Inc.(Æ) 142,055 1,128
Laredo Petroleum, Inc.(Æ) 191,406 452
Luxfer Holdings PLC - ADR 99,665 1,680
Magnolia Oil & Gas Corp.(Æ)(Ñ) 351,370 3,450
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matrix Service Co.(Æ) 181,446 3,404
National Energy Servicees Reunited Corp.(Æ) 337,339 2,331
Natural Gas Services Group, Inc.(Æ) 120,568 1,434
Newpark Resources, Inc.(Æ) 271,527 1,629
NexTier Oilfield Solutions, Inc.(Æ) 147,876 639
Oceaneering International, Inc.(Æ) 34,200 484
Panhandle Oil and Gas, Inc. Class A 146,220 2,075
Par Pacific Holdings, Inc.(Æ) 50,692 1,148
Parsley Energy, Inc. Class A(Æ) 147,639 2,334
Peabody Energy Corp. 73,832 778
Phillips 66 Partners, LP 75,092 4,197
REX American Resources Corp.(Æ) 15,513 1,255
RigNet , Inc.(Æ) 50,415 264
Select Energy Services, Inc. Class A(Æ) 253,318 1,925
Solaris Oilfield Infrastructure, Inc. Class A(Ñ) 166,348 1,770
Southwestern Energy Co.(Æ)(Ñ) 192,393 394
TETRA Technologies, Inc.(Æ) 1,449,943 2,465
World Fuel Services Corp.(Ð) 42,100 1,759
58,200
Financial Services - 26.6%
1st Source Corp. 13,603 696
AG Mortgage Investment Trust, Inc.(ö) 37,771 591
Alleghany Corp.(Æ) 770 599
Amalgamated Bank Class A 1,600 29
American Campus Communities, Inc.(Æ)(ö) 1,900 95
American Equity Investment Life Holding
Co. 35,856 885
American Homes 4 Rent Class A(Ð)(ö) 105,000 2,779
Americold Realty Trust(Ñ)(ö) 131,306 5,264
Ameris Bancorp 78,501 3,364
Amerisafe , Inc. 54,314 3,451
Apartment Investment & Management Co.
Class A(ö) 2,700 148
Apollo Commercial Real Estate Finance,
Inc.(ö) 68,207 1,248
Argo Group International Holdings, Ltd. 35,155 2,175
Arrow Financial Corp. 525 18
Artisan Partners Asset Management, Inc.
Class A(Ð) 11,853 324
Ashford, Inc.(Æ) 57 1
Atlantic Capital Bancshares, Inc.(Æ) 238,553 4,449
Atlantic Union Bankshares Corp. 23,171 854
Axis Capital Holdings, Ltd.(Û) 43,500 2,585
Axos Financial, Inc.(Æ)(Ñ) 27,557 801
Banc of California, Inc. 301,742 4,155
BancFirst Corp. 6,812 394
BancorpSouth Bank 28,033 860
Bank of Marin Bancorp 5,609 246
Bank OZK(Ð) 216,671 6,080
BankFinancial Corp. 11,003 142
Banner Corp.(Û) 84,134 4,541
Baycom Corp.(Æ) 8,053 170
Berkshire Hills Bancorp, Inc. 21,031 653
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 42,880 1,557
Braemar Hotels & Resorts, Inc.(ö) 12,201 113
Bridgewater Bancshares, Inc. 4,158 52

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
106 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brighthouse Financial, Inc.(Æ)(Ð) 43,860 1,656
Brightsphere Investment Group, Inc. 92,668 910
Brixmor Property Group, Inc.(ö) 114,202 2,515
Byline Bancorp, Inc.(Æ) 71,855 1,246
Cadence Bancorp 59,644 917
Camden National Corp. 3,802 168
Camden Property Trust(Ð)(ö) 30,620 3,502
Cannae Holdings, Inc.(Æ) 273,458 7,985
Capital City Bank Group, Inc. 94,144 2,678
Capstar Financial Holdings, Inc. 148,466 2,510
Capstead Mortgage Corp.(ö) 67,023 518
Carter Bank and Trust(Æ) 108,020 2,122
Cathay General Bancorp 22,252 792
CBTX, Inc. 7,404 212
CenterState Bank Corp. 135,603 3,439
Central Pacific Financial Corp. 181,501 5,249
Central Valley Community Bancorp 1,131 24
Century Bancorp, Inc. Class A 14,374 1,251
Chemung Financial Corp. 855 36
Civista Bancshares, Inc. 30,154 678
Clipper Realty, Inc.(ö) 2,609 25
CNB Financial Corp. 2,005 63
CNO Financial Group, Inc. 37,648 589
Cohen & Steers, Inc. 87,371 5,718
Colony Credit Real Estate, Inc.(ö) 53,479 766
Columbia Banking System, Inc. 22,239 874
Columbia Property Trust, Inc.(ö)(Û) 86,197 1,769
Community Bank System, Inc. 12,589 853
Consolidated- Tomoka Land Co. 40,027 2,561
CoreCivic , Inc. (ö) 58,551 893
CorePoint Lodging, Inc.(ö) 30,948 305
CoreSite Realty Corp. Class A(ö) 2,010 236
Cowen Group, Inc. Class A(Æ) 136,091 2,037
Cullen/Frost Bankers, Inc.(Ð) 19,900 1,793
CVB Financial Corp. 17,070 355
CyrusOne , Inc.(ö) 120,712 8,605
DiamondRock Hospitality Co.(ö) 128,136 1,279
Donegal Group, Inc. Class A 912 13
Douglas Emmett, Inc.(ö) 72,648 3,147
Eagle Bancorp, Inc.(Ð) 48,329 2,182
East West Bancorp, Inc.(Ð) 3,500 150
Emerald Expositions Events, Inc. 14,935 145
Employers Holdings, Inc. 13,542 573
Enova International, Inc.(Æ) 8,800 207
Enstar Group, Ltd.(Æ) 3,295 662
Enterprise Financial Services Corp. 11,809 517
Equity Commonwealth(ö) 151,487 4,874
Essent Group, Ltd. 75,198 3,917
Essential Properties Realty Trust, Inc.(ö) 116,506 2,990
Evercore , Inc. Class A 64,103 4,720
Everest Re Group, Ltd.(Ð)(Û) 13,040 3,352
Ezcorp , Inc. Class A(Æ)(Ð) 13,200 69
FB Financial Corp. 17,751 669
Federal Agricultural Mortgage Corp. Class C 52,424 4,440
FedNat Holding Co. 9,667 139
FGL Holdings 94,701 855
First American Financial Corp.(Û) 41,997 2,595
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First BanCorp 90,536 1,714
First Bancshares, Inc. 2,584 85
First Defiance Financial Corp. 5,515 171
First Financial Bancorp 24,661 578
First Financial Bankshares , Inc.(Ñ) 12,732 424
First Foundation, Inc. 259,972 4,162
First Hawaiian, Inc.(Û) 41,200 1,126
First Industrial Realty Trust, Inc.(ö) 7,837 330
First Interstate BancSystem , Inc. Class A 66,129 2,775
First Midwest Bancorp, Inc. 31,693 651
Flagstar Bancorp, Inc. 9,759 355
Forrester Research, Inc.(Æ) 8,152 281
Franklin Street Properties Corp.(Ð)(ö) 22,822 196
FRP Holdings, Inc.(Æ) 38,465 1,992
Fulton Financial Corp. 42,715 729
Gaming and Leisure Properties, Inc.(Ð)(ö) 152,190 6,143
GEO Group, Inc. (The)(ö) 34,945 532
Glacier Bancorp, Inc. 18,164 769
Gladstone Commercial Corp.(ö)(Û) 20,433 481
Goosehead Insurance, Inc. Class A(Æ)(Ñ) 23,659 1,211
Granite Point Mortgage Trust, Inc.(ö) 35,684 664
Great Southern Bancorp, Inc. 3,261 197
Great Western Bancorp, Inc. 47,347 1,651
Green Dot Corp. Class A(Æ)(Ð)(Û) 38,524 1,111
Guaranty Bancshares, Inc. 3,359 106
Hallmark Financial Services, Inc.(Æ) 205,564 3,664
Hancock Holding Co. 20,785 811
Hanmi Financial Corp. 8,500 164
Hanover Insurance Group, Inc. (The) 21,172 2,789
HarborOne Bancorp, Inc.(Æ) 8,618 88
HCI Group, Inc.(Ð) 8,158 343
Healthcare Realty Trust, Inc.(ö) 7,284 253
Healthcare Trust of America, Inc. Class A(ö)
(Û) 37,810 1,172
Heartland Financial USA, Inc. 15,541 727
Heritage Insurance Holdings, Inc.(Ð) 3,099 41
Home Bancorp, Inc. 2,111 81
Home BancShares , Inc. 276,101 5,102
HomeStreet , Inc.(Æ) 228,376 6,854
HomeTrust Bancshares, Inc. 7,197 192
Hope Bancorp, Inc. 49,002 699
Horace Mann Educators Corp. 9,251 403
Iberiabank Corp. 11,901 873
Independence Realty Trust, Inc.(ö) 371,230 5,717
Independent Bank Corp. 386,560 8,702
Independent Bank Group, Inc. 13,974 747
Industrial Logistics Properties Trust(ö) 116,963 2,484
Interactive Brokers Group, Inc. Class A 3,400 162
International Bancshares Corp. 12,327 505
Investors Bancorp, Inc. 57,679 695
Investors Real Estate Trust(ö) 83,570 6,324
Jernigan Capital, Inc.(Ñ)(ö) 33,516 636
Kearny Financial Corp. 660,212 9,264
Kemper Corp. 44,309 3,185
Kennedy-Wilson Holdings, Inc. 266,527 6,133
Kingstone Cos., Inc.(Æ) 3,679 30
KKR Real Estate Finance Trust, Inc.(Ñ)(ö) 31,320 628

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ladder Capital Corp. Class A(ö) 120,456 2,080
Ladenburg Thalmann Financial Services, Inc. 45,741 103
Lakeland Financial Corp. 86,266 4,016
Lamar Advertising Co. Class A(Ð)(ö) 8,000 640
Lazard, Ltd. Class A(Ð) 7,700 287
Legacy Housing Corp.(Æ)(Ñ) 156,142 2,475
LegacyTexas Financial Group, Inc. 9,701 413
LendingClub Corp.(Æ)(Ð) 42,029 531
LendingTree, Inc.(Æ)(Ñ) 6,237 2,244
Liberty Property Trust(Ð)(ö) 8,319 491
Life Storage, Inc.(ö) 10,000 1,089
LPL Financial Holdings, Inc. 1,990 161
LTC Properties, Inc.(Ð)(ö) 10,021 520
Luther Burbank Corp. 7,600 88
Macatawa Bank Corp.(Æ) 2,400 25
Marcus & Millichap, Inc.(Æ)(Ð) 40,884 1,460
MarketAxess Holdings, Inc.(Æ)(Ð) 4,100 1,511
Marlin Business Services Corp.(Ð) 283 7
Mercantile Bank Corp. 3,947 139
Merchants Bancorp 9,907 162
Mercury General Corp.(Ð) 2,000 96
Meridian Bancorp, Inc. 700 14
Metropolitan Bank Holding Corp.(Æ)(Ð) 900 39
MGIC Investment Corp. 213,042 2,921
MidWestOne Financial Group, Inc. 2,441 80
Moelis & Co. Class A 21,697 774
Morningstar, Inc. 29,914 4,841
National Bank Holdings Corp. Class A(Ð) 108,321 3,726
National General Holdings Corp. 62,568 1,334
National Western Life Group, Inc. Class A 2,433 663
New York Mortgage Trust, Inc.(ö) 179,558 1,124
NexPoint Residential Trust, Inc.(ö) 67,234 3,279
Nicolet Bankshares , Inc.(Æ) 5,751 397
NMI Holdings, Inc. Class A(Æ)(Ð) 3,400 99
Northeast Bank 78,711 1,685
Northwest Bancshares, Inc. 37,472 632
OFG Bancorp(Ð) 3,512 71
Old Second Bancorp, Inc. 205,689 2,482
Opus Bank(Ð) 32,900 816
Origin Bancorp, Inc. 86,930 3,059
Outfront Media, Inc.(ö) 3,000 79
Pacific Premier Bancorp, Inc. 27,022 912
Park Hotels & Resorts, Inc.(ö) 18,142 422
PCSB Financial Corp. 379,288 7,684
Peapack Gladstone Financial Corp. 14,447 422
Pebblebrook Hotel Trust(ö) 35,148 904
PennyMac Mortgage Investment Trust(ö) 27,428 628
Peoples Bancorp, Inc. 8,943 293
People's Utah Bancorp 5,732 167
Physicians Realty Trust(ö) 17,006 318
Piedmont Office Realty Trust, Inc. Class A(Ð)
(Ñ)(ö) 122,411 2,747
Piper Jaffray Cos. 14,767 1,160
Plymouth Industrial REIT, Inc.(Æ)(ö) 168,787 3,183
Popular, Inc. 112,753 6,141
Potlatch Corp.(ö) 268,240 11,393
Primerica, Inc.(Ð) 900 114
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prosperity Bancshares, Inc. 5,122 355
Protective Insurance Corp. Class B 2,091 33
PS Business Parks, Inc.(ö) 10,554 1,906
QCR Holdings, Inc. 7,561 307
QTS Realty Trust, Inc. Class A(ö) 99,220 5,317
Radian Group, Inc. 46,496 1,167
Rayonier, Inc.(ö) 27,004 729
RE/MAX Holdings, Inc. Class A(Ñ) 23,984 802
Redwood Trust, Inc.(ö) 29,929 489
Regency Centers Corp.(Ð)(ö) 26,900 1,809
Reinsurance Group of America, Inc. Class
A(Ð)(Û) 21,653 3,518
RenaissanceRe Holdings, Ltd.(Ð)(Û) 9,520 1,782
Renasant Corp. 21,662 752
Retail Properties of America, Inc. Class A(ö)
(Û) 125,700 1,730
Retail Value, Inc.(ö) 7,700 282
RLJ Lodging Trust(ö) 85,056 1,396
RMR Group, Inc. (The) Class A 10,516 509
Ryman Hospitality Properties, Inc.(ö) 52,597 4,427
Sabra Health Care REIT, Inc.(ö) 43,556 1,071
SEI Investments Co. 6,500 389
Selective Insurance Group, Inc. 10,112 699
Senior Housing Properties Trust(ö) 59,793 593
ServisFirst Bancshares, Inc. 15,469 541
Sierra Bancorp 6,732 183
Signature Bank 6,850 810
Silvercrest Asset Management Group, Inc.
Class A 125,665 1,510
Simmons First National Corp. Class A 27,047 647
SITE Centers Corp.(ö)(Û) 631,166 9,803
SL Green Realty Corp.(Ð)(ö) 8,700 727
SmartFinancial , Inc.(Æ) 2,100 44
South State Corp.(Ð) 18,205 1,436
Southern First Bancshares, Inc.(Æ) 1,809 73
Spirit Realty Capital, Inc.(Ð)(ö) 25,800 1,286
State Auto Financial Corp. 72 2
Stewart Information Services Corp. 35,882 1,468
Stifel Financial Corp.(Ð) 38,410 2,150
Summit Hotel Properties, Inc.(Æ)(ö) 55,279 678
Sunstone Hotel Investors, Inc.(ö)(Û) 261,463 3,532
Synovus Financial Corp.(Ð) 28,400 962
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 62,089 1,001
Terreno Realty Corp.(ö) 5,128 289
Texas Capital Bancshares, Inc.(Æ) 25,550 1,381
Third Point Reinsurance, Ltd.(Æ) 70,288 667
Tiptree Financial, Inc. Class A(Æ) 45,776 336
TPG RE Finance Trust, Inc.(ö) 27,898 564
TriCo Bancshares 10,500 395
Triumph Bancorp, Inc.(Æ) 98,043 3,181
Trustmark Corp. 23,967 823
UMB Financial Corp. 11,940 779
UMH Properties, Inc.(ö) 194,425 2,903
Umpqua Holdings Corp.(Ð) 19,709 312
United Bankshares , Inc.(Ñ) 19,985 790
United Community Banks, Inc. 105,192 3,178
United Community Financial Corp. 22,200 253

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
108 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Insurance Holdings Corp.(Æ) 24,254 297
Universal Insurance Holdings, Inc. 44,902 1,218
Unum Group 4,300 118
Valley National Bancorp 76,159 882
Veritex Holdings, Inc. 30,677 755
Voya Financial, Inc.(Ð) 28,500 1,538
Waddell & Reed Financial, Inc. Class A(Ð)
(Ñ) 177,527 2,940
Washington Federal, Inc. 34,324 1,252
WR Berkley Corp. 12,620 882
WSFS Financial Corp. 19,399 818
Xenia Hotels & Resorts, Inc.(ö) 33,912 714
417,887
Health Care – 13.0%
Acadia Pharmaceuticals, Inc.(Æ) 36,103 1,531
Acceleron Pharma, Inc.(Æ) 24,778 1,112
Accuray , Inc.(Æ) 756,908 1,968
Acorda Therapeutics, Inc.(Æ)(Ð) 129,961 214
Aeglea BioTherapeutics , Inc.(Æ) 79,703 607
Affimed NV(Æ)(Ñ) 193,154 568
Akcea Therapeutics, Inc.(Æ) 32,723 600
Akebia Therapeutics, Inc.(Æ)(Ð) 18,900 70
Akorn , Inc.(Æ)(Ð) 44,300 221
Alector , Inc.(Æ)(Ñ) 30,063 506
Alkermes PLC(Æ)(Ð) 51,900 1,014
Allogene Therapeutics, Inc.(Æ) 21,343 615
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 413,066 4,519
Alnylam Pharmaceuticals, Inc.(Æ) 1,000 87
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 62,400 606
Amicus Therapeutics, Inc.(Æ) 103,291 871
AMN Healthcare Services, Inc.(Æ) 12,482 733
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 9,000 174
AnaptysBio , Inc.(Æ) 12,802 483
ANI Pharmaceuticals, Inc.(Æ) 77,455 6,050
Anika Therapeutics, Inc.(Æ)(Ñ) 10,552 743
Applied Genetic Technologies Corp.(Æ)(Ð) 11,867 36
Aptinyx , Inc.(Æ) 17,839 59
Aquestive Therapeutics, Inc.(Æ) 8,125 31
Arcus Biosciences, Inc.(Æ) 13,094 103
Arena Pharmaceuticals, Inc.(Æ) 18,547 904
Arrowhead Pharmaceuticals, Inc.(Æ)(Ñ) 36,449 1,460
Assembly Biosciences, Inc.(Æ) 34,472 569
Assertio Therapeutics, Inc.(Æ) 188,960 149
Atara Biotherapeutics , Inc.(Æ) 26,743 292
Audentes Therapeutics, Inc.(Æ) 20,961 564
Beyondspring , Inc.(Æ) 23,361 276
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 120,225 240
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 10,172 467
BioLife Solutions, Inc.(Æ)(Ñ) 350,965 5,970
BioSpecifics Technologies Corp.(Æ) 18,217 882
BioTelemetry , Inc.(Æ) 162,805 6,408
Blueprint Medicines Corp.(Æ) 14,104 971
Cambrex Corp.(Æ) 37,378 2,233
Cantel Medical Corp. 51,531 3,756
Cardiovascular Systems, Inc.(Æ) 2,600 116
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CareDx , Inc.(Æ) 17,752 465
Castlight Health, Inc. Class B(Æ)(Ð) 68,758 104
Cellular Biomedicine Group, Inc.(Æ) 26,415 483
Chemed Corp. 16,799 6,617
Chimerix , Inc.(Æ)(Ð) 63,486 91
Coherus Biosciences, Inc.(Æ)(Ð) 13,500 234
Computer Programs & Systems, Inc.(Û) 20,280 468
Concert Pharmaceuticals, Inc.(Æ) 62,715 391
CONMED Corp.(Æ) 15,568 1,713
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 79,326 410
CorVel Corp.(Æ) 33,908 2,683
Cross Country Healthcare, Inc.(Æ)(Ð) 34,705 375
Cutera , Inc.(Æ) 4,800 151
Cyclerion Therapeutics, Inc.(Æ)(Ð) 61,691 147
Denali Therapeutics, Inc.(Æ)(Ñ) 36,817 577
Eagle Pharmaceuticals, Inc.(Æ) 26,906 1,687
Emergent BioSolutions , Inc.(Æ) 16,627 950
Enanta Pharmaceuticals, Inc.(Æ) 17,524 1,067
Encompass Health Corp. 87,521 5,603
Endo International PLC(Æ)(Û) 62,900 289
Endologix , Inc.(Æ)(Ð) 10,928 27
Ensign Group, Inc. (The) 120,825 5,105
Esperion Therapeutics, Inc.(Æ)(Ñ) 15,838 630
Fate Therapeutics, Inc.(Æ) 35,475 530
FibroGen , Inc.(Æ) 24,293 951
Fluidigm Corp.(Æ)(Ð) 9,100 45
Genomic Health, Inc.(Æ) 10,736 716
Global Blood Therapeutics, Inc.(Æ) 17,477 838
Globus Medical, Inc. Class A(Æ) 14,320 750
Halozyme Therapeutics, Inc.(Æ) 37,923 581
Heron Therapeutics, Inc.(Æ)(Ñ) 34,838 740
Heska Corp.(Æ) 54,651 4,428
Homology Medicines, Inc.(Æ)(Ñ) 30,537 401
Immunomedics , Inc.(Æ) 44,817 717
Infinity Pharmaceuticals, Inc.(Æ) 12,300 13
Integer Holdings Corp.(Æ) 29,995 2,323
Intercept Pharmaceuticals, Inc.(Æ)(Ñ) 8,098 589
Intra-Cellular Therapies, Inc. Class A(Æ)(Ð) 8,500 79
Invitae Corp.(Æ)(Ñ) 30,913 498
Iovance Biotherapeutics , Inc.(Æ) 23,039 487
iRadimed Corp.(Æ)(Ñ) 234,438 5,920
Jazz Pharmaceuticals PLC(Æ)(Ð) 3,310 416
Kodiak Sciences, Inc.(Æ)(Ñ) 41,808 866
Lantheus Holdings, Inc.(Æ) 258,112 5,382
LeMaitre Vascular, Inc. 260,088 8,998
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 19,285 2,098
LivaNova PLC(Æ)(Ð) 16,839 1,191
Magellan Health, Inc.(Æ)(Û) 15,282 992
Magenta Therapeutics, Inc.(Æ) 37,439 390
Medicines Co. (The)(Æ) 12,390 650
Medpace Holdings, Inc.(Æ) 21,258 1,565
MEI Pharma, Inc.(Æ) 24,644 45
MeiraGTx Holdings PLC(Æ) 20,487 296
Menlo Therapeutics, Inc.(Æ) 13,182 67
Meridian Bioscience, Inc.(Æ) 62,035 607
Mersana Therapeutics, Inc.(Æ) 9,869 19
Minerva Neurosciences, Inc.(Æ) 5,375 25

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mirati Therapeutics, Inc.(Æ) 10,700 1,008
Molina Healthcare, Inc.(Æ) 11,060 1,301
Momenta Pharmaceuticals, Inc.(Æ) 51,870 803
Myriad Genetics, Inc.(Æ) 62,113 2,091
Natera , Inc.(Æ) 17,074 658
Neogen Corp.(Æ) 32,277 2,100
NeoGenomics , Inc.(Æ) 220,992 5,067
Neon Therapeutics, Inc.(Æ) 7,433 16
Neos Therapeutics, Inc.(Æ) 140,801 208
Neurocrine Biosciences, Inc.(Æ)(Ð) 800 80
Neuronetics , Inc.(Æ) 4,000 36
NextGen Healthcare, Inc.(Æ) 9,400 159
Omeros Corp.(Æ)(Ð) 4,900 78
OraSure Technologies, Inc.(Æ)(Ð)(Û) 99,458 850
Orthofix Medical, Inc.(Æ)(Ð) 18,550 780
Owens & Minor, Inc.(Æ) 60,200 405
Pacira BioSciences , Inc.(Æ)(Ð) 1,300 53
Patterson Cos., Inc.(Ñ) 59,914 1,026
PDL BioPharma , Inc.(Æ) 443,266 1,250
Pennpant Group, Inc. (The)(Æ) 61,027 1,098
PRA Health Sciences, Inc.(Æ) 31,918 3,119
Prestige Brands Holdings, Inc.(Æ)(Ñ) 141,894 5,032
Principia Biopharma, Inc.(Æ)(Ñ) 11,172 394
Protagonist Therapeutics, Inc.(Æ) 37,605 506
Prothena Corp. PLC(Æ)(Ð) 25,500 232
Providence Service Corp. (The)(Æ)(Ð) 6,000 383
PTC Therapeutics, Inc.(Æ) 21,059 861
RadNet , Inc.(Æ) 469,767 7,338
REGENXBIO, Inc.(Æ) 22,652 808
Repligen Corp.(Æ) 51,066 4,059
Retrophin , Inc.(Æ)(Ð) 27,600 331
Revance Therapeutics, Inc.(Æ)(Ð) 6,200 97
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 83,600 171
RTI Surgical Holdings, Inc.(Æ)(Ð) 1,800 4
Sangamo BioSciences , Inc.(Æ) 49,938 452
SeaSpine Holdings Corp.(Æ) 119,434 1,653
Seres Therapeutics, Inc.(Æ)(Ð) 28,963 101
Spark Therapeutics, Inc.(Æ)(Ñ) 11,755 1,283
Spectrum Pharmaceuticals, Inc.(Æ) 84,378 655
Surface Oncology, Inc.(Æ) 182 —
Surmodics , Inc.(Æ) 4,507 214
Sutro Biopharma, Inc.(Æ) 1,500 15
Synthorx , Inc.(Æ)(Ñ) 25,988 357
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 141,691 7,218
Tactile Systems Technology, Inc.(Æ)(Ñ) 87,254 3,963
Tivity Health, Inc.(Æ)(Ñ) 39,564 641
Triple-S Management Corp. Class B(Æ)(Ð) 11,356 172
Ultragenyx Pharmaceutical, Inc.(Æ) 19,918 800
UNITY Biotechnology, Inc.(Æ) 13,705 86
Unum Therapeutics, Inc.(Æ) 3,315 4
US Physical Therapy, Inc. 35,376 5,005
Utah Medical Products, Inc. 100,919 10,340
Vanda Pharmaceuticals, Inc.(Æ) 49,327 666
Varex Imaging Corp.(Æ) 192,667 5,782
205,067
Materials and Processing - 7.1%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AdvanSix , Inc.(Æ) 16,500 376
Allegheny Technologies, Inc.(Æ)(Ñ) 71,696 1,506
Apogee Enterprises, Inc. 16,173 607
Arch Coal, Inc. Class A(Ð)(Ñ) 33,963 2,679
Armstrong Flooring, Inc.(Æ) 42,757 263
Armstrong World Industries, Inc.(Ð) 47,384 4,432
Ashland Global Holdings, Inc.(Ð) 25,850 2,000
Aspen Aerogels, Inc.(Æ) 141,646 826
Belden, Inc. 11,632 596
Boise Cascade Co. 29,300 1,048
Builders FirstSource , Inc.(Æ) 10,400 235
Cabot Corp.(Ð) 4,600 201
Cabot Microelectronics Corp. 41,532 6,277
Caesarstone , Ltd.(Æ) 105,977 1,790
Carpenter Technology Corp. 24,777 1,215
CF Industries Holdings, Inc.(Ð) 30,400 1,379
Comfort Systems USA, Inc. 264,112 13,315
Culp, Inc. 6,061 94
Eagle Materials, Inc. 48,048 4,389
Haynes International, Inc. 47,540 1,638
Huntsman Corp.(Ð) 57,900 1,281
Innospec , Inc. 7,703 704
Insteel Industries, Inc.(Æ) 110,607 2,109
Koppers Holdings, Inc.(Æ) 4,000 128
Kraton Corp.(Æ)(Ð) 3,700 83
Landec Corp.(Æ) 382,692 3,770
LB Foster Co. Class A(Æ) 4,100 75
Lennox International, Inc.(Ð) 8,927 2,208
LiqTech International, Inc.(Æ)(Ñ) 388,764 2,815
Livent Corp.(Æ) 96,333 661
Louisiana-Pacific Corp. 22,835 667
Masonite International Corp.(Æ) 20,745 1,274
MRC Global, Inc.(Æ) 11,500 131
Mueller Industries, Inc.(Æ) 9,358 288
Myers Industries, Inc. 1,200 20
Neenah Paper, Inc. 67,364 4,345
NewMarket Corp. 3,130 1,520
Olympic Steel, Inc. 1,100 16
Omega Flex, Inc.(Ñ) 35,603 3,306
Owens-Illinois, Inc.(Ð) 101,581 863
PGT Innovations, Inc.(Æ) 131,056 2,314
PH Glatfelter Co.(Ð) 18,800 338
Quaker Chemical Corp. 40,035 6,121
Schnitzer Steel Industries, Inc. Class A 28,773 614
Schweitzer-Mauduit International, Inc. 169,088 6,847
Silgan Holdings, Inc.(Ð) 71,580 2,203
Simpson Manufacturing Co., Inc. 9,637 796
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 30,091 2,650
Stepan Co.(Û) 18,828 1,840
TimkenSteel Corp.(Æ) 30,500 171
Tredegar Corp. 50,079 996
Trinseo SA(Ð) 25,570 1,087
Unifi, Inc.(Æ)(Ð) 8,900 243
Universal Stainless & Alloy Products, Inc.(Æ) 149,189 2,002
US Concrete, Inc.(Æ)(Ñ) 115,482 6,035
Valmont Industries, Inc. 14,675 2,013
Valvoline, Inc.(Ð) 95,416 2,036

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
110 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veritiv Corp.(Æ) 5,601 76
Verso Corp. Class A(Æ) 5,700 83
Worthington Industries, Inc. 31,196 1,148
WR Grace & Co.(Ð) 7,000 465
111,208
Producer Durables - 19.1%
ACCO Brands Corp. 193,225 1,768
Adient PLC(Æ)(Ð) 11,000 233
AECOM(Æ) 38,900 1,556
AGCO Corp.(Ð) 31,930 2,449
Allied Motion Technologies, Inc. 134,007 5,074
Allison Transmission Holdings, Inc. Class A 10,200 445
Altra Industrial Motion Corp. 14,613 450
Applied Industrial Technologies, Inc. 10,768 644
ArcBest Corp. 40,670 1,175
Arcosa , Inc. 286,535 11,007
Ardmore Shipping Corp.(Æ) 461,595 3,688
Argan , Inc. 99,462 3,765
ASGN, Inc.(Æ) 19,344 1,230
Astec Industries, Inc.(Ð) 73,230 2,570
Astronics Corp.(Æ)(Ð) 25,600 741
AstroNova , Inc. 43,226 686
Axon Enterprise, Inc.(Æ)(Ñ) 43,070 2,202
Babcock & Wilcox Co. (The) Class W 195,995 11,388
Badger Meter, Inc. 83,338 4,817
Barnes Group, Inc. 9,840 575
Barrett Business Services, Inc. 5,780 507
Brady Corp. Class A 9,786 551
Briggs & Stratton Corp.(Ð) 54,000 398
Brink's Co. (The) 57,016 4,844
Commercial Vehicle Group, Inc.(Æ)(Ð) 29,510 215
Covanta Holding Corp. 126,216 1,823
Covenant Transportation Group, Inc. Class
A(Æ) 216,549 3,328
CPI Aerostructures , Inc.(Æ) 223,085 1,738
CRA International, Inc. 78,967 3,889
Crane Co. 16,917 1,294
Deluxe Corp.(Æ) 21,246 1,101
Dycom Industries, Inc.(Æ)(Ð) 1,500 68
Echo Global Logistics, Inc.(Æ)(Û) 37,841 753
Element Solutions, Inc.(Æ)(Ð) 598,574 6,500
EMCOR Group, Inc.(Û) 26,770 2,348
Encore Wire Corp. 11,183 628
Ennis, Inc. 17,862 350
Euronav NV 103,229 1,149
Evo Payments, Inc. Class A(Æ) 107,656 3,061
Exponent, Inc. 75,905 4,822
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Fluor Corp.(Ð) 66,770 1,076
Forward Air Corp. 8,366 579
FreightCar America, Inc.(Æ) 297,007 992
frontdoor , Inc.(Æ)(Û) 191,339 9,228
FTI Consulting, Inc.(Æ) 7,812 850
Generac Holdings, Inc.(Æ) 14,601 1,410
Granite Construction, Inc. 78,386 1,845
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Great Lakes Dredge & Dock Corp.(Æ) 270,916 2,912
Greenbrier Cos., Inc. 23,224 680
Hackett Group, Inc. (The) 129,782 2,195
Harsco Corp.(Æ) 313,182 6,348
Hawaiian Holdings, Inc.(Ñ) 24,608 704
HD Supply Holdings, Inc.(Æ) 31,100 1,230
Healthcare Services Group, Inc.(Ñ) 131,097 3,194
Herman Miller, Inc. 13,473 626
Hertz Global Holdings, Inc. Class W(Æ) 8,200 363
Hill International, Inc.(Æ) 188,029 536
HNI Corp. 35,092 1,333
Hub Group, Inc. Class A(Æ) 20,030 917
Huntington Ingalls Industries, Inc. 5,820 1,313
Hyster -Yale Materials Handling, Inc.(Ð) 9,557 485
I3 Verticals, Inc. Class A(Æ) 299,029 6,115
ICF International, Inc. 81,693 7,000
Insperity , Inc. 11,890 1,256
KBR, Inc.(Ð) 269,847 7,599
Kennametal, Inc. 16,722 518
Kforce , Inc.(Æ) 15,748 644
Kimball International, Inc. Class B 266,637 5,429
Korn & Ferry International 41,812 1,534
Kratos Defense & Security Solutions, Inc.(Æ) 153,837 2,904
Landstar System, Inc. 17,100 1,935
Lincoln Electric Holdings, Inc. 14,300 1,281
Liquidity Services, Inc.(Æ) 206,387 1,339
Littelfuse , Inc. 26,225 4,604
Manitowoc Co., Inc. (The)(Æ)(Ð) 34,950 446
ManpowerGroup , Inc. 24,500 2,228
Marten Transport, Ltd. 75,829 1,642
MasTec , Inc.(Æ)(Ñ) 40,317 2,538
Matson, Inc.(Æ) 10,520 402
MAXIMUS, Inc. 63,926 4,906
Mesa Laboratories, Inc.(Æ)(Ñ) 33,733 7,683
Methode Electronics, Inc. 18,358 632
Modine Manufacturing Co.(Æ) 33,413 382
MSC Industrial Direct Co., Inc. Class A(Æ) 66,747 4,887
MYR Group, Inc.(Æ)(Ð) 5,021 173
Navistar International Corp.(Æ) 22,280 697
Orion Group Holdings, Inc.(Æ) 598,523 2,933
Park-Ohio Holdings Corp.(Ð) 6,181 190
Pentair PLC 35,380 1,467
Pitney Bowes, Inc.(Û) 96,200 423
Primoris Services Corp. 4,229 86
Radiant Logistics, Inc.(Æ) 243,853 1,314
RR Donnelley & Sons Co.(Ð) 109,091 476
Ryder System, Inc.(Ð) 105,175 5,114
Saia, Inc.(Æ) 21,302 1,900
Schneider National, Inc. Class B(Ð) 25,200 576
Scorpio Tankers, Inc. 106,236 3,379
SkyWest, Inc. 97,734 5,820
Spartan Motors, Inc.(Æ) 17,107 299
Spirit AeroSystems Holdings, Inc. Class A 7,540 617
Spirit Airlines, Inc.(Æ) 54,437 2,045
SPX Corp.(Æ) 3,967 181
Standex International Corp. 47,956 3,634
StealthGas , Inc.(Æ) 818,517 2,693

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Steelcase, Inc. Class A 273,965 4,786
Sterling Construction Co., Inc.(Æ) 30,000 487
Sykes Enterprises, Inc.(Æ) 51,589 1,593
Teekay Tankers, Ltd. Class A(Æ) 685,658 1,399
Tennant Co.(Æ) 72,180 5,589
Terex Corp. 38,890 1,071
Tetra Tech, Inc. 87,157 7,624
Titan International, Inc. 15,853 42
TopBuild Corp.(Æ) 19,969 2,075
TravelCenters of America LLC(Æ) 2,474 28
TreeHouse Foods, Inc.(Æ) 89,577 4,839
TriNet Group, Inc.(Æ) 7,717 409
Triumph Group, Inc. 10,928 227
TrueBlue , Inc.(Æ) 87,429 2,003
Tutor Perini Corp.(Æ) 551,521 8,532
Ultralife Corp.(Æ) 397,340 3,433
UniFirst Corp. 5,955 1,196
Universal Truckload Services, Inc. 5,595 106
USA Truck, Inc.(Æ) 138,067 1,095
Vectrus , Inc.(Æ) 88,595 4,050
Wabash National Corp. 25,024 357
Welbilt , Inc.(Æ) 187,317 3,552
Werner Enterprises, Inc.(Ñ) 20,860 761
WESCO International, Inc.(Æ)(Ð) 20,300 1,018
WNS Holdings, Ltd. - ADR(Æ) 75,987 4,699
XPO Logistics, Inc.(Æ)(Ð) 14,580 1,114
YRC Worldwide, Inc.(Æ) 616,368 2,065
300,717
Technology - 10.8%
3D Systems Corp.(Æ)(Ð) 30,100 286
A10 Networks, Inc.(Æ) 13,900 103
Adesto Technologies Corp.(Æ)(Ñ) 177,025 1,622
ADTRAN, Inc. 76,966 678
Allot Communications, Ltd.(Æ) 217,526 1,697
Alpha & Omega Semiconductor, Ltd.(Æ) 126,341 1,650
American Software, Inc. Class A(Æ) 2,200 36
Appfolio , Inc. Class A(Æ)(Ñ) 12,602 1,225
Arlo Technologies, Inc.(Æ)(Ð) 141,813 484
Arrow Electronics, Inc.(Æ)(Ð) 25,800 2,045
Asure Software, Inc.(Æ)(Ñ) 74,296 671
Avaya Holdings Corp.(Æ) 45,149 546
Avid Technology, Inc.(Æ)(Ð) 38,055 257
Avnet, Inc. 43,470 1,720
AVX Corp.(Æ) 66,246 1,015
Axcelis Technologies, Inc.(Æ) 27,315 524
Bel Fuse, Inc. Class B 9,200 135
Benchmark Electronics, Inc. 91,115 3,089
Bottomline Technologies, Inc.(Æ) 14,540 595
Box, Inc. Class A(Æ)(Ð) 96,991 1,641
Brightcove , Inc.(Æ) 5,500 52
Calix, Inc.(Æ) 45,514 348
Cars.com, Inc.(Æ) 160,921 1,820
Casa Systems, Inc.(Æ) 19,516 131
ChannelAdvisor Corp.(Æ) 11,683 110
Cirrus Logic, Inc.(Æ) 73,561 4,999
Cloudera, Inc.(Æ)(Ñ) 69,726 591
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Coherent, Inc.(Æ) 9,604 1,430
CommVault Systems, Inc.(Æ)(Ð) 57,024 2,832
comScore, Inc.(Æ)(Ð) 82,900 191
Comtech Telecommunications Corp. 1,200 42
Conduent , Inc.(Æ) 84,420 522
Cornerstone OnDemand , Inc.(Æ) 5,500 322
Daktronics, Inc. 43,401 298
DASAN Zhone Solutions, Inc.(Æ) 16,285 123
Diebold Nixdorf, Inc.(Æ) 19,205 134
Digi International, Inc.(Æ) 8,300 120
Donnelley Financial Solutions, Inc.(Æ)(Ð) 8,200 93
Dropbox, Inc. Class A(Æ) 9,900 196
DSP Group, Inc.(Æ) 72,572 1,082
Ebix , Inc.(Æ)(Ñ) 19,349 825
EMCORE Corp.(Æ) 19,900 59
Endava PLC - ADR(Æ) 33,514 1,441
ePlus , Inc.(Æ) 8,532 667
F5 Networks, Inc.(Æ) 6,300 908
Fabrinet (Æ) 9,240 520
FireEye, Inc.(Æ)(Ð) 24,500 388
Glu Mobile, Inc.(Æ)(Ð) 22,100 131
HC2 Holdings, Inc.(Æ) 14,800 35
II-VI, Inc.(Æ) 17,684 586
Infinera Corp.(Æ)(Ð) 139,212 778
Insight Enterprises, Inc.(Æ)(Ð) 31,636 1,942
InterDigital , Inc. 9,477 508
Intevac, Inc.(Æ) 7,630 44
Jabil Circuit, Inc. 41,100 1,513
Juniper Networks, Inc. 55,500 1,378
Kemet Corp. 30,686 667
Kimball Electronics, Inc.(Æ) 345,933 5,141
Liberty Latin America, Ltd. Class C(Æ)(Ð) 13,600 250
LiveRamp Holdings, Inc.(Æ) 11,635 455
LogMeIn, Inc. 59,424 3,903
Manhattan Associates, Inc.(Æ) 10,700 802
ManTech International Corp. Class A 12,409 983
Maxar Technologies, Inc.(Æ)(Ñ) 215,490 1,830
Meet Group, Inc.(Æ)(Ð) 51,100 218
Mercury Systems, Inc.(Æ) 22,671 1,670
MicroStrategy , Inc. Class A(Æ) 33,972 5,206
Mimecast, Ltd.(Æ) 51,325 2,038
MiX Telematics, Ltd. - ADR 85,934 1,082
MobileIron , Inc.(Æ) 97,434 610
Model N, Inc.(Æ) 92,601 2,759
NAPCO Security Technologies, Inc.(Æ) 266,113 8,079
NeoPhotonics Corp.(Æ) 279,548 1,839
NETGEAR, Inc.(Æ)(Ð) 13,800 375
NetScout Systems, Inc.(Æ)(Ð) 167,407 4,054
Nuance Communications, Inc.(Æ)(Ð) 52,607 859
NVE Corp.(Æ) 64,511 4,016
OneSpan , Inc.(Æ) 255,589 4,782
Onto Innovation, Inc.(Æ) 17,992 579
Ooma , Inc.(Æ) 213,991 2,429
PC Connection, Inc. 13,831 675
Pegasystems , Inc. 54,675 4,112
Perspecta , Inc. 270,373 7,176
Photronics , Inc.(Æ) 63,073 744

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
112 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pixelworks , Inc.(Æ)(Ð) 18,900 74
Plantronics, Inc. 32,955 1,299
PlayAGS , Inc.(Æ) 33,686 389
Plexus Corp.(Æ) 10,701 791
Power Integrations, Inc. 50,336 4,586
Progress Software Corp. 15,557 620
QAD, Inc. Class A 119,808 5,568
Qorvo , Inc.(Æ)(Ð) 1,500 121
Qualys , Inc.(Æ) 46,819 3,995
Resideo Technologies, Inc.(Æ) 40,902 390
Ribbon Communications, Inc.(Æ) 31,273 134
SailPoint Technologies Holding, Inc.(Æ) 27,107 525
Sanmina Corp.(Æ) 19,647 604
ScanSource , Inc.(Æ) 25,002 807
Science Applications International Corp. 5,898 487
Semtech Corp.(Æ) 10,214 515
Silicon Laboratories, Inc.(Æ) 20,169 2,143
Simulations Plus, Inc. 154,654 5,476
Sonos , Inc.(Æ)(Ð) 21,300 279
Stratasys , Ltd.(Æ) 18,400 381
Synaptics , Inc.(Æ)(Ð) 34,600 1,457
Synchronoss Technologies, Inc.(Æ)(Ð) 68,000 408
SYNNEX Corp. 50,695 5,969
Tech Data Corp.(Æ) 24,771 3,010
TeleNav , Inc.(Æ) 52,956 249
Tenable Holdings, Inc.(Æ) 9,900 249
TrueCar , Inc.(Æ) 161,300 529
Unisys Corp.(Æ) 224,938 2,308
Universal Display Corp. 10,337 2,069
Varonis Systems, Inc.(Æ)(Ð) 3,900 279
Veeco Instruments, Inc.(Æ)(Ð) 53,702 732
Vishay Intertechnology , Inc. 67,240 1,355
Workiva , Inc.(Æ)(Ð) 69,868 2,911
Yelp, Inc. Class A(Æ) 12,945 447
Zix Corp.(Æ) 593,595 3,924
169,591
Utilities - 5.0%
ALLETE, Inc. 24,276 2,089
American States Water Co. 59,021 5,614
Atlantic Power Corp.(Æ) 343,198 800
ATN International, Inc. 7,649 453
Avista Corp.(Ð) 104,609 5,024
Berry Petroleum Corp. 24,840 233
Black Hills Corp. 12,321 971
Chesapeake Utilities Corp. 5,790 549
Clearway Energy, Inc. 17,407 299
Cogent Communications Holdings, Inc.(Ð) 103,751 6,084
El Paso Electric Co. 20,448 1,364
GCI Liberty, Inc. Class A(Æ) 66,824 4,676
Gogo , Inc.(Æ)(Ð) 29,600 182
HighPoint Resources Corp.(Æ) 2,929,752 3,106
j2 Global, Inc. 12,180 1,157
Mammoth Energy Services, Inc. 341,216 546
MDU Resources Group, Inc. 396,557 11,456
MGE Energy, Inc. 6,160 475
Montage Resources Corp.(Æ)(Ñ) 84,352 381
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
New Jersey Resources Corp. 17,817 777
Northwest Natural Holding Co.(Ð) 13,100 909
NorthWestern Corp. 32,839 2,381
NRG Energy, Inc.(Ð)(Û) 51,520 2,067
ONE Gas, Inc.(Û) 32,569 3,023
Orbcomm , Inc.(Æ)(Ð) 66,700 267
Pinnacle West Capital Corp.(Ð) 22,300 2,099
Plains GP Holdings, LP Class A(Æ)(Ð) 5,500 102
PNM Resources, Inc. 11,341 591
Portland General Electric Co.(Ð) 84,029 4,780
Rosehill Resources, Inc. Class A(Æ) 169,293 261
South Jersey Industries, Inc. 150,274 4,833
Southwest Gas Holdings, Inc. 32,974 2,878
Spire, Inc. 12,331 1,037
Spok Holdings, Inc. 55,878 665
Talos Energy, Inc.(Æ)(Ð) 21,300 459
Unitil Corp. 21,029 1,310
Vistra Energy Corp. 183,854 4,971
78,869
Total Common Stocks
(cost $1,437,989) 1,582,712
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 57,909,902 (∞) 57,933
Total Short-Term Investments
(cost $57,931) 57,933
Other Securities - 6.2%
U.S. Cash Collateral Fund(@)(x) 97,830,760 (∞)
97,831
Total Other Securities
(cost $97,831) 97,831
Total Investments 110.5%
(identified cost $1,593,751) 1,738,476
Securities Sold Short - (4.3)%
Consumer Discretionary - (0.9)%
1-800-Flowers.com, Inc. Class A(Æ) (14,300) (204)
American Outdoor Brands Corp.(Æ) (15,047) (107)
At Home Group, Inc.(Æ) (16,300) (139)
Buckle, Inc. (The) (36,900) (772)
Callaway Golf Co. (1,034) (21)
Carvana Co.(Æ) (1,600) (130)
Century Communities, Inc.(Æ) (26,659) (804)
Entercom Communications Corp. Class A (100,100) (348)
G-III Apparel Group, Ltd.(Æ) (43,600) (1,095)
Gray Television, Inc.(Æ) (23,700) (389)
Harley-Davidson, Inc.(Æ) (5,750) (224)
Leggett & Platt, Inc.(Æ) (27,234) (1,397)
LGI Homes, Inc.(Æ) (8,170) (641)
Lovesac Co. (The)(Æ) (3,400) (56)
Marriott Vacations Worldwide Corp. (3,950) (434)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mattel, Inc.(Æ) (44,900) (536)
Michaels Cos., Inc. (The)(Æ) (46,000) (402)
Monro Muffler Brake, Inc. (2,900) (203)
Movado Group, Inc.(Æ) (34,610) (902)
Party City Holdco, Inc.(Æ) (60,100) (338)
PetIQ , Inc.(Æ) (20,404) (504)
PriceSmart , Inc. (8,010) (594)
SEACOR Marine Holdings, Inc.(Æ) (7,021) (91)
Shoe Carnival, Inc. (15,500) (514)
Strategic Education, Inc. (1,100) (135)
Tenneco, Inc. Class A(Æ) (24,100) (303)
Thor Industries, Inc. (19,830) (1,254)
Tile Shop Holdings, Inc. (10,900) (18)
Vince Holding Corp.(Æ) (2,486) (53)
Winnebago Industries, Inc. (20,000) (961)
(13,569)
Consumer Staples - (0.1)%
Energizer Holdings, Inc. (24,850) (1,056)
Limoneira Co.(Æ) (2,057) (39)
MGP Ingredients, Inc. (5,300) (227)
Simply Good Foods Co. (The)(Æ) (23,700) (582)
(1,904)
Energy - (0.3)%
Abraxas Petroleum Corp.(Æ) (141,200) (41)
Advanced Emissions Solutions, Inc.(Æ) (4,800) (66)
Antero Resources Corp.(Æ) (123,900) (310)
Callon Petroleum Co.(Æ) (75,800) (288)
Contango Oil & Gas Co.(Æ) (5,100) (13)
Gulfport Energy Corp.(Æ) (207,296) (577)
Hornbeck Offshore Services, Inc.(Æ) (8,738) (4)
Independence Contract Drilling, Inc.(Æ) (3,400) (3)
Matador Resources Co.(Æ) (60,400) (840)
Nine Energy Service, Inc.(Æ) (42,611) (241)
Northern Oil and Gas, Inc.(Æ) (22,000) (43)
Pacific Ethanol, Inc.(Æ) (16,100) (9)
Profire Energy, Inc.(Æ) (7,200) (13)
ProPetro Holding Corp.(Æ) (65,214) (505)
Range Resources Corp.(Æ) (166,800) (672)
Ring Energy, Inc.(Æ) (58,101) (96)
Select Energy Services, Inc. Class A(Æ) (16,100) (122)
Solaris Oilfield Infrastructure, Inc. Class A (32,800) (349)
SunPower Corp. Class A(Æ) (51,500) (451)
U.S. Well Services, Inc.(Æ) (3,700) (7)
US Silica Holdings, Inc. (36,200) (161)
(4,811)
Financial Services - (1.1)%
AGNC Investment Corp.(Æ) (70,200) (1,197)
Allegiance Bancshares, Inc.(Æ) (5,741) (191)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apollo Commercial Real Estate Finance,
Inc.(ö) (63,400) (1,160)
Arbor Realty Trust, Inc.(Æ)(ö) (78,900) (1,078)
CBL & Associates Properties, Inc.(Æ)(ö) (263,657) (380)
Cherry Hill Mortgage Investment Corp.(Æ)(ö) (4,300) (58)
CIMIC Group, Ltd.(Æ)(ö) (65,700) (1,331)
Colony Credit Real Estate, Inc.(ö) (10,100) (145)
Dynex Capital, Inc.(Æ)(ö) (33,700) (545)
eHealth, Inc.(Æ) (1,575) (109)
Encore Capital Group, Inc.(Æ) (5,600) (186)
First Financial Bancorp (22,000) (516)
Granite Point Mortgage Trust, Inc.(ö) (5,500) (102)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(Æ)(ö) (18,540) (554)
Helios Technologies, Inc.(Æ) (10,330) (409)
Jernigan Capital, Inc.(ö) (7,800) (148)
MBIA, Inc.(Æ) (37,900) (352)
New Residential Investment Corp.(Æ)(ö) (77,600) (1,229)
New York Mortgage Trust, Inc.(ö) (180,866) (1,132)
Newmark Group, Inc. Class A(Æ) (48,400) (514)
Ocwen Financial Corp.(Æ) (9,921) (17)
Pebblebrook Hotel Trust(ö) (44,050) (1,133)
PennyMac Mortgage Investment Trust(ö) (36,702) (840)
Potlatch Corp.(ö) (27,180) (1,154)
Ready Capital Corp.(Æ) (16,550) (262)
Redwood Trust, Inc.(ö) (34,001) (556)
Two Harbors Investment Corp.(Æ)(ö) (50,300) (698)
Veritex Holdings, Inc. (13,800) (340)
Virtu Financial, Inc. Class A(Æ) (25,600) (434)
Washington Prime Group, Inc.(Æ)(ö) (31,293) (132)
Western Asset Mortgage Capital Corp.(Æ)(ö) (19,133) (192)
(17,094)
Health Care - (0.7)%
Acadia Pharmaceuticals, Inc.(Æ) (11,950) (507)
Aclaris Therapeutics, Inc.(Æ) (33,456) (59)
ADMA Biologics, Inc.(Æ) (17,300) (85)
Alphatec Holdings, Inc.(Æ) (4,988) (34)
American Renal Associates Holdings, Inc.
(Æ) (10,600) (88)
Anika Therapeutics, Inc.(Æ) (5,700) (401)
Arena Pharmaceuticals, Inc.(Æ) (19,590) (954)
ArQule , Inc.(Æ) (10,000) (101)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,100) (84)
BioDelivery Sciences International, Inc.(Æ) (31,100) (180)
Bio-Rad Laboratories, Inc. Class A(Æ) (3,519) (1,167)
BioScrip , Inc.(Æ) (1,755) (6)
Bio- Techne Corp.(Æ) (90) (19)
Capital Senior Living Corp.(Æ) (16,883) (69)
Cara Therapeutics, Inc.(Æ) (2,700) (56)
CareDx , Inc.(Æ) (2,400) (63)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
114 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CASI Pharmaceuticals, Inc.(Æ) (4,700) (15)
Catalent , Inc.(Æ) (11,100) (540)
Celldex Therapeutics, Inc.(Æ) (3,328) (7)
Dynavax Technologies Corp.(Æ) (12,900) (66)
Emergent BioSolutions , Inc.(Æ) (12,000) (686)
Guardant Health, Inc.(Æ) (800) (56)
iRhythm Technologies, Inc.(Æ) (400) (27)
Krystal Biotech, Inc.(Æ) (10,493) (431)
LHC Group, Inc.(Æ) (6,310) (700)
Ligand Pharmaceuticals, Inc. Class B(Æ) (11,060) (1,203)
MannKind Corp.(Æ) (24,600) (32)
Matinas BioPharma Holdings, Inc.(Æ) (32,800) (30)
Medicines Co. (The)(Æ) (14,000) (735)
Myriad Genetics, Inc.(Æ) (12,200) (411)
NanoString Technologies, Inc.(Æ) (2,900) (66)
Nektar Therapeutics(Æ) (1,720) (29)
NeoGenomics , Inc.(Æ) (12,918) (296)
OncoCyte Corp.(Æ) (28,362) (48)
REGENXBIO, Inc.(Æ) (1,200) (43)
Repligen Corp.(Æ) (7,500) (596)
Sientra , Inc.(Æ) (6,800) (44)
Tabula Rasa HealthCare, Inc.(Æ) (6,685) (341)
Teladoc Health, Inc.(Æ) (5,790) (444)
ViewRay , Inc.(Æ) (18,600) (48)
Xeris Pharmaceuticals, Inc.(Æ) (4,100) (34)
(10,801)
Materials and Processing - (0.2)%
Beacon Roofing Supply, Inc.(Æ) (4,770) (148)
Coeur Mining, Inc.(Æ) (22,800) (126)
Cornerstone Building Brands, Inc.(Æ) (45,452) (284)
Covia Holdings Corp.(Æ) (25,095) (35)
Griffon Corp.(Æ) (13,200) (281)
Hecla Mining Co.(Æ) (538,517) (1,239)
Interface, Inc. Class A (9,000) (150)
Livent Corp.(Æ) (30,400) (209)
NN, Inc. (27,500) (199)
Northwest Pipe Co.(Æ) (2,064) (63)
Rayonier Advanced Materials, Inc. (27,500) (115)
Universal Forest Products, Inc.(Æ) (2,200) (111)
Universal Stainless & Alloy Products, Inc.(Æ) (13,789) (185)
Uranium Energy Corp.(Æ) (78,350) (74)
(3,219)
Producer Durables - (0.3)%
Altra Industrial Motion Corp. (29,200) (899)
Aqua Metals, Inc.(Æ) (12,629) (20)
Coda Octopus Group, Inc.(Æ) (5,590) (41)
Concrete Pumping Holdings, Inc.(Æ) (15,361) (53)
Construction Partners, Inc. Class A(Æ) (24,838) (425)
ESCO Technologies, Inc.(Æ) (1,356) (115)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Healthcare Services Group, Inc. (24,200) (590)
Iteris , Inc.(Æ) (22,660) (121)
Knight-Swift Transportation Holdings, Inc. (27,000) (984)
Littelfuse , Inc. (886) (156)
Macquarie Infrastructure Corp.(Æ) (11,400) (492)
Stericycle, Inc.(Æ) (12,290) (708)
Willdan Group, Inc.(Æ) (6,380) (193)
(4,797)
Technology - (0.7)%
Adesto Technologies Corp.(Æ) (12,000) (110)
Altair Engineering, Inc. Class A(Æ) (16,896) (623)
Alteryx, Inc. Class A(Æ) (2,510) (230)
AVX Corp.(Æ) (41,200) (631)
Blackline, Inc.(Æ) (3,000) (140)
Brooks Automation, Inc.(Æ) (9,100) (386)
Calyxt , Inc.(Æ) (6,239) (29)
Cloudera, Inc.(Æ) (10,630) (90)
Cohu , Inc. (26,100) (434)
CTS Corp.(Æ) (12,800) (342)
Digimarc Corp.(Æ) (3,980) (142)
Diodes, Inc.(Æ) (12,500) (583)
Ebix , Inc.(Æ) (13,800) (588)
Envestnet , Inc.(Æ) (8,680) (542)
Guidewire Software, Inc.(Æ) (5,250) (592)
II-VI, Inc.(Æ) (31,900) (1,057)
Immersion Corp.(Æ) (63,098) (519)
Match Group, Inc.(Æ) (4,370) (319)
MicroVision , Inc.(Æ) (56,983) (42)
MongoDB, Inc.(Æ) (1,000) (128)
NAPCO Security Technologies, Inc.(Æ) (19,696) (598)
Onto Innovation, Inc.(Æ) (11,125) (358)
Science Applications International Corp. (7,800) (644)
SYNNEX Corp. (640) (75)
TTM Technologies, Inc.(Æ) (51,000) (597)
Ultra Clean Holdings(Æ) (27,700) (592)
Upland Software, Inc.(Æ) (5,000) (187)
Vishay Intertechnology , Inc. (1,400) (28)
Zix Corp.(Æ) (59,500) (393)
(10,999)
Utilities – (0.0)%
Anterix Inc.(Æ) (3,700) (150)
Antero Midstream Corp. (18,800) (121)
Chaparral Energy, Inc. Class A(Æ) (50,056) (47)
Globalstar , Inc.(Æ) (74,400) (28)
HighPoint Resources Corp.(Æ) (87,625) (93)
Internap Corp.(Æ) (3,700) (9)
Mammoth Energy Services, Inc. (3,640) (6)
Montage Resources Corp.(Æ) (25,742) (116)
New Fortress Energy LLC(Æ) (4,406) (77)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(647)
Total Securities Sold Short
(proceeds $69,537) (67,841)
Other Assets and Liabilities, Net
- (6.2%)
(97,303)
Net Assets - 100.0%
1,573,332

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
116 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 695 USD 54,328 12/19
885
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
885
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 189,165 $ — $ —
$ —
$ 189,165 12.0
Consumer Staples 52,008 — —
—
52,008 3.3
Energy 58,200 — —
—
58,200 3. 7
Financial Services 417,887 — —
—
417,887 26. 6
Health Care 205,067 — —
—
205,067 13.0
Materials and Processing 111,208 — —
—
111,208 7. 1
Producer Durables 300,717 — —
—
300,717 19. 1
Technology 169,591 — —
—
169,591 10. 8
Utilities 78,86 9 — —
—
78,86 9 5.0
Short-Term Investments — — —
57,933
57,933 3.7
Other Securities — — —
97,831
97,831 6.2
Total Investments 1,582,71 2 — — 155,764 1,738,47 6 110.5
Securities Sold Short
**
(67,84 1 ) — — — (67,84 1 ) (4.3)
Other Assets and Liabilities, Net (6.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 885 — — — 885 0.1
Total Other Financial Instruments
*
$ 885 $ — $ — $ — $ 885
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 117
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
118 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 885
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,018)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 6,638
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 119
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 94,733 $ — $ 94,733
Total Financial and Derivative Assets
94,733 — 94,733
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 94,733 $ — $ 94,733
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 31,160 $ — $ 31,160 $ —
Bank of Nova Scotia
666 — 666 —
Barclays
3,641 — 3,641 —
Citigroup
5,469 — 5,469 —
Credit Suisse
195 — 195 —
HSBC
27,899 — 27,899 —
Morgan Stanley
25,703 — 25,703 —
Total
$ 94,733 $ — $ 94,733 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
120 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Asset s and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 67,841 $ — $ 67,841
Total Financial and Derivative Liabilities
67,841 — 67,841
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 67,841 $ — $ 67,841
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 67,841 $ — $ 67,841 $ —
Total
$ 67,841 $ — $ 67,841 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 121
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,593,751
Investments, at fair value(*)(>) ......................................................................................................................................................
1,738,476
Receivables:
Dividends and interest ....................................................................................................................................................... 381
Dividends from affiliated funds .......................................................................................................................................... 85
Investments sold ................................................................................................................................................................ 12,184
Fund shares sold ................................................................................................................................................................ 971
From broker(a) ................................................................................................................................................................... 1,154
Variation margin on futures contracts ................................................................................................................................. 887
Total assets .................................................................................................................................................
1,754,138
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 78
Investments purchased ...................................................................................................................................................... 11,497
Fund shares redeemed ....................................................................................................................................................... 2,168
Accrued fees to affiliates .................................................................................................................................................... 1,129
Other accrued expenses ..................................................................................................................................................... 262
Securities sold short, at fair value(‡) .............................................................................................................................................. 67,841
Payable upon return of securities loaned ....................................................................................................................................... 97,831
Total liabilities .............................................................................................................................................
180,806
Net Assets ............................................................................................................................................................
$ 1,573,332

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
122 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 171,50 5
Shares of beneficial interest ...........................................................................................................................................................
566
Additional paid-in capital ..............................................................................................................................................................
1,401,26 1
Net Assets ............................................................................................................................................................
$ 1,573,332
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 27.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 29.11
Class A — Net assets ............................................................................................................................................................. $ 15,691,640
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 571,776
Net asset value per share: Class C(#) ............................................................................................................................................. $ 25.19
Class C — Net assets ............................................................................................................................................................. $ 12,148,811
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 482,372
Net asset value per share: Class E(#) ............................................................................................................................................. $ 27.73
Class E — Net assets ............................................................................................................................................................. $ 1,053,962
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 38,014
Net asset value per share: Class M(#) ............................................................................................................................................ $ 27.82
Class M — Net assets ............................................................................................................................................................ $ 71,254,469
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,561,723
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 27.83
Class R6 — Net assets ........................................................................................................................................................... $ 13,540,929
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 486,601
Net asset value per share: Class S(#) .............................................................................................................................................. $ 27.82
Class S — Net assets ............................................................................................................................................................. $ 1,158,269,161
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 41,637,905
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 27.84
Class Y — Net assets ............................................................................................................................................................. $ 301,372,543
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 10,824,284
Amounts in thousands
(*)     Securities on loan included in investments $ 94,733
(‡)     Proceeds on securities sold short $ 69,537
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 155,764
(a)     Receivable from Broker for Futures $ 1,154
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 123
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 22,679
Dividends from affiliated funds ......................................................................................................................................... 1,601
Interest .............................................................................................................................................................................. 11
Securities lending income (net) ......................................................................................................................................... 788
Total investment income ...............................................................................................................................................................
25,079
Expenses
Advisory fees .................................................................................................................................................................... 11,127
Administrative fees ........................................................................................................................................................... 769
Custodian fees ................................................................................................................................................................... 249
Distribution fees - Class A ................................................................................................................................................ 43
Distribution fees - Class C ................................................................................................................................................ 106
Transfer agent fees - Class A ............................................................................................................................................ 33
Transfer agent fees - Class C ............................................................................................................................................. 28
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 97
Transfer agent fees - Class R6 .......................................................................................................................................... 6
Transfer agent fees - Class S ............................................................................................................................................. 2,312
Transfer agent fees - Class Y ............................................................................................................................................ 13
Professional fees ............................................................................................................................................................... 166
Registration fees ............................................................................................................................................................... 129
Shareholder servicing fees - Class C ................................................................................................................................. 35
Shareholder servicing fees - Class E ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 66
Printing fees ...................................................................................................................................................................... 228
Dividends from securities sold short ................................................................................................................................. 1,062
Interest expense paid on securities sold short ................................................................................................................... 298
Miscellaneous ................................................................................................................................................................... 49
Expenses before reductions .............................................................................................................................................. 16,822
Expense reductions ........................................................................................................................................................... (545)
Net expenses .................................................................................................................................................................................
16,277
Net investment income (loss) ........................................................................................................................................................
8,802
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 39,99 9
Investments in affiliated funds .......................................................................................................................................... 29
Futures contracts .............................................................................................................................................................. (2,018)
Securities sold short .......................................................................................................................................................... 3,331
Net realized gain (loss) ..................................................................................................................................................................
41,3 41
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (10,00 5 )
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 6,638
Securities sold short .......................................................................................................................................................... 1,696
Net change in unrealized appreciation (depreciation) ................................................................................................................... (1,66 6 )
Net realized and unrealized gain (loss) ......................................................................................................................................... 39,675
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 48,477

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
124 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,802 $ 9,019
Net realized gain (loss) ...................................................................................................................... 41,3 41 241,006
Net change in unrealized appreciation (depreciation) ....................................................................... (1,66 6 ) (174,277)
Net increase (decrease) in net assets from operations ............................................................................. 48,477 75,748
Distributions
To shareholders
Class A .......................................................................................................................................... (2,462) (2,094)
Class C .......................................................................................................................................... (2,321) (2,437)
Class E .......................................................................................................................................... (180) (328)
Class M ......................................................................................................................................... (4,480) (3,661)
Class R6 ........................................................................................................................................ (2,009) (320)
Class S ........................................................................................................................................... (178,511) (166,802)
Class Y .......................................................................................................................................... (44,913) (47,132)
Net decrease in net assets from distributions .......................................................................................... (234,876) (222,774)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (15,334) (69,082)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(201,733) (216,108)
Net Assets
Beginning of period .................................................................................................................................
1,775,065 1,991,173
End of period ..........................................................................................................................................
$ 1,573,332 $ 1,775,065

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 125
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 64 $ 1,679 147 $ 4, 9 3 7
Proceeds from reinvestment of distributions 104 2,448 65 2,058
Payments for shares redeemed (250) (6,892) (111) (3, 710 )
Net increase (decrease)
(82) (2,765) 101 3,2 85
Class C
Proceeds from shares sold 13 321 27 849
Proceeds from reinvestment of distributions 107 2,317 82 2,428
Payments for shares redeemed (215) (5,288) (180) (5,57 6 )
Net increase (decrease)
(95) (2,650) (71) (2, 299 )
Class E
Proceeds from shares sold 6 164 1 6 518
Proceeds from reinvestment of distributions 7 175 10 323
Payments for shares redeemed (69) (2,091) (1 6 ) (516)
Net increase (decrease)
(56) (1,752) 10 32 5
Class M
Proceeds from shares sold 1,794 48,860 4 48 15,055
Proceeds from reinvestment of distributions 190 4,480 115 3,661
Payments for shares redeemed (462) (12,675) (3 49 ) (11,747)
Net increase (decrease)
1,522 40,665 2 14 6,969
Class R6
Proceeds from shares sold 474 13,926 2 80
Proceeds from reinvestment of distributions 85 2,008 10 320
Payments for shares redeemed (145) (3,869) (20) (674)
Net increase (decrease)
414 12,065 (8) (274)
Class S
Proceeds from shares sold 8,166 221,681 6,140 204,471
Proceeds from reinvestment of distributions 7,481 176,926 5,180 165,601
Payments for shares redeemed (17,306) (469,830) (10,990) (370,058)
Net increase (decrease)
(1,659) (71,223) 330 14
Class Y
Proceeds from shares sold 603 15,933 74 2,29 9
Proceeds from reinvestment of distributions 1,900 44,912 1,474 47,133
Payments for shares redeemed (1,836) (50,519) (3,744) (12 6,534 )
Net increase (decrease)
667 10,326 (2,196) (77,102)
Total increase (decrease)
711 $ (15,334) (1,6 20 ) $ (69,082)

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
126 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
October 31, 2017 27.32 (.01) 7.14 7.13 (.09) (.06)
October 31, 2016 28.33 .10 .88 .98 (.12) (1.87)
October 31, 2015 30.93 .06 (.50) (.44) (.02) (2.14)
Class C
October 31, 2019 29.30 (.12) .1 8 .0 6 — (4.17)
October 31, 2018 32.48 (. 20 ) . 90 .70 — (3.88)
October 31, 2017 26.00 (.24) 6.78 6.54 — (.06)
October 31, 2016 27.13 (.10) .84 .74 — (1.87)
October 31, 2015 29.89 (.16) (.46) (.62) — (2.14)
Class E
October 31, 2019 31.57 .08 .2 5 .3 3 — (4.17)
October 31, 2018 34.48 .05 .9 2 .9 7 — (3.88)
October 31, 2017 27.45 .07 7.09 7.16 (.07) (.06)
October 31, 2016 28.45 .10 .88 .98 (.11) (1.87)
October 31, 2015 31.03 .06 (.49) (.43) (.01) (2.14)
Class M
October 31, 2019 31.79 .16 .2 6 .4 2 (.22) (4.17)
October 31, 2018 34.66 .1 7 .9 4 1.11 (.10) (3.88)
October 31, 2017(8) 31.94 .01 2.71 2.72 — —
Class R6
October 31, 2019 31.81 .17 .25 .42 (.2 3 ) (4.17)
October 31, 2018 34.67 .19 .9 3 1.1 2 (.10) (3.88)
October 31, 2017 27.61 .09 7.24 7.33 (.21) (.06)
October 31, 2016(4) 23.87 .13 3.61 3.74 — —
Class S
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.05) (3.88)
October 31, 2017 27.57 .07 7.22 7.29 (.16) (.06)
October 31, 2016 28.59 .16 .89 1.05 (.20) (1.87)
October 31, 2015 31.19 .14 (.51) (.37) (.09) (2.14)
Class Y
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .2 1 .92 1.1 3 (.1 1 ) (3.88)
October 31, 2017 27.61 .13 7.23 7.36 (.22) (.06)
October 31, 2016 28.64 .22 .88 1.10 (.26) (1.87)
October 31, 2015 31.24 .20 (.51) (.31) (.15) (2.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 127
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(.15) 34.30 26.15 18,935 1.25 1.25 (.04) 109
(1.99) 27.32 3.99 20,554 1.25 1.25 .37 98
(2.16) 28.33 (1.72) 23,410 1.25 1.25 .20 95
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(.06) 32.48 25.19 21,072 2.00 2.00 (.79) 109
(1.87) 26.00 3.19 22,459 2.00 2.00 (.38) 98
(2.14) 27.13 (2.42) 27,794 2.00 2.00 (.55) 95
(4.17) 27.73 3.33 1,054 1.33 1.33 .28 116
(3.88) 31.57 2.73 2,957 1.24 1.24 .14 73
(.13) 34.48 26.14 2,889 1.25 1.25 .21 109
(1.98) 27.45 3.96 24,161 1.25 1.25 .36 98
(2.15) 28.45 (1.68) 32,486 1.25 1.25 .20 95
(4.39) 27.82 3.7 6 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
— 34.66 8.52 28,644 1.00 .86 .03 109
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.1 8 2,312 .84 .82 .56 73
(.27) 34.67 26.69 2,788 .85 .83 .28 109
— 27.61 15.67 401 .85 .83 .68 98
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(.22) 34.64 26.51 1,488,373 1.00 .97 .22 109
(2.07) 27.57 4.22 1,083,721 1.00 1.00 .62 98
(2.23) 28.59 (1.46) 1,335,636 1.00 1.00 .45 95
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73
(.28) 34.69 26.74 428,472 .80 .80 .40 109
(2.13) 27.61 4.42 390,468 .80 .80 .81 98
(2.29) 28.64 (1.26) 476,814 .80 .80 .65 95

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
128 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 891,956
Administration fees 61,664
Distribution fees 10,887
Shareholder servicing fees 2,778
Transfer agent fees 158,507
Trustee fees 3,575
$ 1,129,367
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 112,697 $ 495,139 $ 510,005 $ — $ — $ 97,831 $ 2,929 $ —
U.S. Cash Management Fund 94,333 718,349 754,783 29 5 57,933 1,601 —
$ 207,030 $ 1,213,488 $ 1,264,788 $ 29 $ 5 $ 155,764 $ 4,530 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,635,440,834 $ 165,943,068 $ (62,907,875) $ 103,035,193 $ 10,524,059 $ 56,249,338
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 55,401,975 $ 179,473,739 $ — $ 90,891,894 $ 131,881,935 $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
130 International Developed Markets Fund
International Developed Markets Fund
-
Class A
‡
Total
Return
1 Year 1 .31%
5 Years 2 .20%§
10 Years 4 .21%§
International Developed Markets Fund
-
Class C
Total
Return
1 Year 6 .67%
5 Years 2 .64%§
10 Years 4 .06%§
International Developed Markets Fund
-
Class E
Total
Return
1 Year 7 .47%
5 Years 3 .41%§
10 Years 4 .86%§
International Developed Markets Fund
-
Class M
‡‡
Total
Return
1 Year 7 .90%
5 Years 3 .75%§
10 Years 5 .14%§
International Developed Markets Fund
-
Class S
Total
Return
1 Year 7 .79%
5 Years 3 .70%§
10 Years 5 .11%§
International Developed Markets Fund
-
Class Y
Total
Return
1 Year 7 .96%
5 Years 3 .88%§
10 Years 5 .28%§
MSCI World ex USA Index (Net) **
Total
Return
1 Year 11.08%
5 Years 4.05%§
10 Years 5.28%§
International Developed Markets Linked Benchmark ***
Total
Return
1 Year 11.08%
5 Years 4.23%§
10 Years 5.28%§

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
International Developed Markets Fund 131
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class S and Class Y Shares gained
7.49%, 6.67%, 7.47%, 7.90%, 7.79% and 7.96%, respectively.
This is compared to the Fund’s benchmark, the MSCI World ex
USA Index (Net), which gained 11.08% during the same period.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Foreign Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 10.16%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the period. Asia-
Pacific ex-Japan and Europe ex-UK recorded the strongest gains.
Japan and the United Kingdom underperformed relative to other
non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, utilities and information technology sectors were the largest drivers of positive returns. Financials and communication services posted the weakest gains among sectors and the energy sector recorded a loss over the period.
In terms of factor performance, quality and low volatility factors were the biggest drivers of positive performance over the period.
Growth factor also posted positive gains while momentum and
value factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the one-year
period ending October 31, 2019. Sector allocation detracted, mainly due to an underweight to health care and an overweight to communication services. An underweight to Asia-Pacific ex-
Japan and an overweight to emerging markets further held back gains. Stock selection contributed negatively over the period, particularly within energy, consumer discretionary and industrials sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, GQG
Partners LLC (“GQG”) was the top performer during the period.
GQG’s growth-oriented strategy was a tailwind. An underweight to energy and an overweight to information technology were
additive. Effective stock selection in emerging markets and the financials sector also boosted performance.
Pzena Investment Management, LLC was the weakest performer
as the manager’s value strategy continued to face headwinds.
Overweights to energy and financials, as well as ineffective selection within these sectors, detracted. The manager’s
overweight to emerging markets and the United Kingdom and an underweight to Asia-Pacific ex-Japan also hurt performance.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a quantitative model to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative performance was negative for the period, as the strategy’s overweight to value detracted. However, an overweight to low volatility offset some of the losses.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
132 International Developed Markets Fund
preferred positioning with respect to country and currency
exposures. This strategy was flat during the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash. The decision to equitize cash was additive, as the market’s absolute return was positive over the period.
Describe any changes to the Fund’s structure or the money
manager line-up.
In March 2019, Numeric Investors LLC was terminated and
allocations to existing managers were increased.
In June 2019, Janus Capital Management LLC and Perkins
Investment Management, LLC were terminated. Wellington
Management Company LLP’s mandate was expanded to include
its international contrarian value ex-small cap strategy. The objective of this change was to improve the Fund’s excess return potential.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
GQG Partners, LLC Growth
Pzena Investment Management, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2009.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the MSCI
EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed ex-US Large Cap Index (net of tax
on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World ex-USA Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
International Developed Markets Fund 133
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to May 1, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,017.50 $ 1,019.06
Expenses Paid During Period* $ 6.20 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,013.80 $ 1,015.27
Expenses Paid During Period* $ 10.00 $ 10.01
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,017.60 $ 1,019.06
Expenses Paid During Period* $ 6.20 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
134 International Developed Markets Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,019.70 $ 1,021.02
Expenses Paid During Period* $ 4.23 $ 4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.90 $ 1,020.52
Expenses Paid During Period* $ 4.73 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,020.00 $ 1,021.32
Expenses Paid During Period* $ 3.92 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.8%
Argentina - 0.1%
YPF SA - ADR(Ñ) 199,381 1,866
Australia - 2.3%
AGL Energy, Ltd. 155,599 2,118
Alumina, Ltd. 195,492 305
Aristocrat Leisure, Ltd. 206,489 4,490
ASX, Ltd. - ADR 10,217 579
Australia & New Zealand Banking
Group, Ltd. - ADR 120,408 2,215
Bendigo & Adelaide Bank, Ltd. 66,757 489
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group PLC 139,425 2,954
BHP Group, Ltd. - ADR 12,834 314
Caltex Australia, Ltd. 26,814 501
Commonwealth Bank of Australia - ADR 102,812 5,565
CSL, Ltd. 60,611 10,668
Dexus Property Group(Æ)(ö) 102,443 844
Macquarie Group, Ltd. 40,140 3,697
Mirvac Group(ö) 223,810 494
National Australia Bank, Ltd. - ADR 93,315 1,837
Origin Energy, Ltd. 109,656 592
Scentre Group(ö) 185,498 488
South32, Ltd. Class B 323,094 563
Stockland(ö) 164,231 551
Telstra Corp., Ltd. 173,654 417
Treasury Wine Estates, Ltd. 165,454 1,999
Wesfarmers, Ltd.(Æ) 60,815 1,663
Westpac Banking Corp. 128,850 2,501
Woodside Petroleum, Ltd. 131,374 2,897
48,741
Austria - 0.2%
Erste Group Bank AG(Æ) 44,836 1,584
OMV AB 28,698 1,678
Voestalpine AG 35,729 895
4,157
Belgium - 0.8%
Ageas 138,451 7,977
KBC Groep NV 104,588 7,340
Solvay SA 15,439 1,680
16,997
Bermuda - 0.0%
NWS Holdings, Ltd. 136,000 201
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 79,131 2,934
Canada - 4.3%
Algonquin Power & Utilities Corp. 507,106 6,965
ARC Resources, Ltd. 114,864 487
Atco, Ltd. Class I 21,280 748
Bank of Montreal 42,006 3,110
Bank of Nova Scotia (The) 90,083 5,167
Barrick Gold Corp. 361,786 6,285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BCE, Inc. 39,694 1,883
Brookfield Asset Management, Inc.
Class A 36,146 1,999
Cameco Corp. Class A 98,295 878
Canadian Imperial Bank of Commerce 22,840 1,948
Canadian National Railway Co. 39,225 3,508
Canadian Natural Resources, Ltd. 74,401 1,876
Cenovus Energy, Inc. 140,004 1,193
Dollarama, Inc. 74,128 2,494
Encana Corp. 494,957 1,939
First Capital Realty, Inc. Class A 26,773 443
Fortis, Inc. 181,139 7,525
George Weston, Ltd. 13,999 1,121
Great-West Lifeco , Inc. 87,811 2,135
Healthcare Realty Trust, Inc.(Æ)(ö) 25,996 440
Husky Energy, Inc. 56,733 396
iA Financial Corp., Inc. 26,757 1,289
Imperial Oil, Ltd. 48,002 1,195
Kinross Gold Corp.(Æ)(Ñ) 625,009 3,031
Magna International, Inc. Class A 28,726 1,545
Manulife Financial Corp. 105,300 1,961
National Bank of Canada 18,954 979
Power Corp. of Canada 69,663 1,612
Power Financial Corp. 46,247 1,081
Quebecor, Inc. Class B 19,193 446
RioCan Real Estate Investment Trust(ö) 35,110 705
Royal Bank of Canada - GDR 80,413 6,486
Shaw Communications, Inc. Class B 32,457 662
Sun Life Financial, Inc. 120,874 5,423
Suncor Energy, Inc. 53,788 1,599
TC Energy Corp.(Æ) 36,068 1,818
Teck Resources, Ltd. Class B 59,505 941
Toronto Dominion Bank 124,749 7,123
Tourmaline Oil Corp. 50,157 430
90,866
China - 1.8%
Alibaba Group Holding, Ltd. - ADR(Æ) 35,256 6,229
China Telecom Corp., Ltd. Class H 9,582,000 4,082
China Tower Corp., Ltd. Class H(Þ) 14,007,876 3,065
Dongfeng Motor Group Co., Ltd. Class H 5,512,000 5,493
Lenovo Group, Ltd. 7,348,143 5,090
Ping An Insurance Group Co. of China,
Ltd. Class H 329,522 3,776
Sunny Optical Technology Group Co.,
Ltd. 172,407 2,735
Tencent Holdings, Ltd. 133,588 5,447
Trip.com Group, Ltd.(Æ) 73,570 2,427
38,344
Denmark - 2.0%
AP Moller - Maersk A/S Class B 15,626 19,913
Coloplast A/S Class B 43,047 5,187
Danske Bank A/S 269,547 3,848
Drilling Co. of 1972 A/S (The)(Æ) 3,175 179
DSV A/S 33,032 3,205
Genmab A/S(Æ) 19,408 4,230

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
136 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B 122,591 6,750
43,312
Finland - 0.7%
Elisa OYJ Class A 9,419 515
Kone OYJ Class B 60,073 3,821
Neste OYJ 57,392 2,075
Nokia OYJ 934,399 3,441
Nordea Bank AB 114,026 836
Nordea Bank Abp 2,140 16
Sampo OYJ Class A 9,729 399
Stora Enso OYJ Class R 46,777 607
UPM- Kymmene OYJ 93,639 3,045
Wartsila OYJ Abp Class B 32,523 344
15,099
France - 10.4%
Air Liquide SA Class A 119,275 15,852
Airbus Group SE 31,152 4,464
Amundi SA(Þ) 118,433 8,457
Arkema SA 6,859 702
Atos SE 13,192 1,022
AXA SA 110,844 2,929
BNP Paribas SA 201,626 10,534
Bouygues SA - ADR 130,988 5,554
Capgemini SE 28,879 3,253
Carrefour SA 35,234 600
Cie de Saint-Gobain 269,411 10,964
Cie Generale des Etablissements
Michelin SCA Class B 13,224 1,610
CNP Assurances 19,820 393
Covivio (ö) 6,802 770
Credit Agricole SA 417,946 5,451
Danone SA 15,958 1,325
Eiffage SA 10,031 1,078
Engie SA 399,197 6,678
Eurazeo SE 13,050 910
Hermes International 7,335 5,279
Klepierre SA - GDR(ö) 39,289 1,464
L'Oreal SA 61,878 18,073
LVMH Moet Hennessy Louis Vuitton
SE - ADR 2,272 970
Natixis SA 192,597 884
Orange SA - ADR 47,084 759
Pernod Ricard SA 32,809 6,058
Peugeot SA 26,119 662
Publicis Groupe SA - ADR 210,847 9,064
Renault SA 100,586 5,141
Rexel SA Class H 1,450,357 17,965
Safran SA 101,165 16,016
Sanofi - ADR 61,503 5,670
Schneider Electric SE 177,934 16,576
SCOR SE - ADR 113,902 4,801
Societe Generale SA 239,139 6,796
Total SA 385,114 20,298
Unibail - Rodamco -Westfield(ö) 8,571 1,326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vinci SA 9,182 1,031
221,379
Germany - 5.1%
Adidas AG 11,803 3,640
Allianz SE 21,756 5,310
BASF SE 111,757 8,506
Bayer AG 16,601 1,288
Beiersdorf AG 21,672 2,568
BMW US Capital LLC 22,704 1,740
Commerzbank AG 94,323 564
Continental AG 7,210 964
Covestro AG(Þ) 104,386 5,011
Daimler AG 138,317 8,080
Deutsche Boerse AG 105,777 16,386
Deutsche Lufthansa AG 189,559 3,286
Deutsche Post AG 17,678 626
Deutsche Telekom AG 46,547 819
E.ON SE 224,356 2,265
Evonik Industries AG 28,401 749
Fresenius SE & Co. KGaA 9,236 485
GEA Group AG 24,383 745
Hannover Rueck SE 15,741 2,785
HeidelbergCement AG 6,290 467
Infineon Technologies AG - ADR 170,857 3,332
Metro AG(Æ) 185,786 941
Metro Wholesale & Food Specialist AG 130,619 2,131
Muenchener Rueckversicherungs-
Gesellschaft AG 22,974 6,381
RWE AG 71,278 2,173
Salzgitter AG 11,787 214
SAP SE - ADR 133,029 17,636
Siemens AG 65,757 7,585
Symrise AG 16,854 1,622
Uniper SE 15,068 470
Vonovia SE 10,789 575
109,344
Hong Kong - 2.6%
AIA Group, Ltd. 1,315,546 13,054
Bank of East Asia, Ltd. (The) 48,000 116
China Mobile, Ltd. 599,000 4,862
China Resources Power Holdings Co.,
Ltd. 7,164,000 8,990
China Unicom Hong Kong, Ltd. 6,060,000 5,998
CK Asset Holdings, Ltd. 160,157 1,114
CK Hutchison Holdings, Ltd. Class B 209,131 1,931
CK Infrastructure Holdings, Ltd. 254,000 1,827
Hang Seng Bank, Ltd. 85,200 1,777
Henderson Land Development Co., Ltd. 151,720 758
Hongkong Land Holdings, Ltd. 253,600 1,392
Hysan Development Co., Ltd. 110,000 431
Jardine Matheson Holdings, Ltd. 34,300 1,954
Jardine Strategic Holdings, Ltd. 22,900 739
Kerry Properties, Ltd. 55,500 179
Link Real Estate Investment Trust(ö) 87,000 947
New World Development Co., Ltd. 672,000 954

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 112,000 799
Sun Hung Kai Properties, Ltd. 83,000 1,248
Swire Pacific, Ltd. Class A 148,500 1,403
Swire Properties, Ltd. 110,200 345
Techtronic Industries Co., Ltd. 326,789 2,528
WH Group, Ltd.(Þ) 810,000 849
Wharf Holdings, Ltd. (The) 165,000 374
Wharf Real Estate Investment Co., Ltd. 39,000 229
Wheelock & Co., Ltd. 157,000 972
55,770
India - 1.4%
Canara Bank(Æ) 695,582 1,993
HDFC Bank, Ltd. - ADR 328,645 20,077
Infosys, Ltd. - ADR 684,965 6,569
NTPC, Ltd. 186,941 323
Zee Entertainment Enterprises, Ltd. 459,621 1,689
30,651
Indonesia - 0.2%
Bank Central Asia Tbk PT 1,872,115 4,186
Ireland - 0.5%
Accenture PLC Class A 19,483 3,613
Bank of Ireland Group PLC 937,851 4,514
CRH PLC 49,002 1,789
Paddy Power Betfair PLC 6,096 630
10,546
Israel - 0.2%
Bank Hapoalim BM 308,940 2,474
Bank Leumi Le-Israel BM 244,792 1,784
Israel Discount Bank, Ltd. Class A 143,483 656
Mizrahi Tefahot Bank, Ltd. 20,349 505
5,419
Italy - 3.7%
Assicurazioni Generali SpA 346,806 7,045
Banca Popolare dell'Emilia Romagna SC 573,078 2,572
Davide Campari-Milano SpA 386,287 3,541
Enel SpA 2,545,081 19,708
ENI SpA - ADR 798,327 12,099
Ferrari NV 22,617 3,632
FinecoBank Banca Fineco SpA 72,935 822
Intesa Sanpaolo SpA 699,350 1,759
Mediobanca SpA 114,733 1,367
Moncler SpA 63,063 2,436
Poste Italiane SpA (Þ) 95,125 1,159
Saipem SpA (Æ) 811,891 3,680
Snam Rete Gas SpA 232,073 1,194
Telecom Italia SpA (Æ) 5,627,341 3,307
Terna Rete Elettrica Nazionale SpA 286,982 1,897
UniCredit SpA 945,250 12,054
78,272
Japan - 18.9%
Aisin Seiki Co., Ltd. 18,500 738
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ANA Holdings, Inc. 28,000 960
Aozora Bank, Ltd. 44,000 1,131
Asahi Glass Co., Ltd. 34,200 1,199
Asahi Kasei Corp. 89,300 990
Astellas Pharma, Inc. 175,700 3,017
Benesse Holdings, Inc. 27,700 742
Bridgestone Corp. 121,000 5,026
Canon, Inc. 212,100 5,772
Central Japan Railway Co. 10,300 2,112
Chiba Bank, Ltd. (The) 224,000 1,221
Chubu Electric Power Co., Inc. 41,300 618
Citizen Watch Co., Ltd. 325,300 1,728
Concordia Financial Group, Ltd. 158,200 645
Dai Nippon Printing Co., Ltd. 39,100 1,042
Daicel Chemical Industries, Ltd. 43,400 388
Dai-ichi Life Holdings, Inc. 632,125 10,306
Daito Trust Construction Co., Ltd. 17,400 2,303
Daiwa House Industry Co., Ltd. 26,600 913
Daiwa Securities Group, Inc. 112,600 506
DeNA Co., Ltd. 171,800 2,935
Denso Corp. 76,800 3,564
East Japan Railway Co. 16,100 1,461
Eisai Co., Ltd. 29,510 2,129
Electric Power Development Co., Ltd. 42,300 1,024
Fuji Heavy Industries, Ltd. 76,700 2,199
Fuji Media Holdings, Inc. 26,900 363
FUJIFILM Holdings Corp. 19,600 860
Fujitsu, Ltd. 163,300 14,472
Fukuoka Financial Group, Inc. 123,900 2,389
GMO Payment Gateway, Inc. 29,100 2,147
Gree , Inc. 210,800 996
Hankyu Hanshin Holdings, Inc. 41,000 1,639
Hitachi Metals, Ltd. 1,320,100 16,544
Hitachi, Ltd. 27,800 1,037
Honda Motor Co., Ltd. 895,670 24,180
Iida Group Holdings Co., Ltd. 293,900 4,882
Inpex Corp. 1,761,700 16,323
Isuzu Motors, Ltd. 497,800 5,771
ITOCHU Corp. 153,000 3,193
Japan Airlines Co., Ltd. 41,500 1,290
Japan Exchange Group, Inc. 29,100 480
Japan Post Bank Co., Ltd. Class A 52,100 518
Japan Post Holdings Co., Ltd. 118,300 1,085
Japan Tobacco, Inc. 85,100 1,930
JFE Holdings, Inc. 56,400 706
JGC Holdings Corp. 279,700 4,055
JSR Corp. 311,700 5,855
JX Holdings, Inc. 2,130,600 9,976
Kajima Corp. 85,500 1,172
Kamigumi Co., Ltd. 22,200 503
KDDI Corp. 153,900 4,268
Kirin Holdings Co., Ltd. 50,500 1,072
Konica Minolta, Inc. 66,600 486
Kyushu Electric Power Co., Inc. 37,600 374
Marubeni Corp. 346,200 2,434
Mazda Motor Corp. 68,900 633
Medipal Holdings Corp. 28,500 650

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
138 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Chemical Holdings Corp. 175,600 1,337
Mitsubishi Corp. 109,900 2,794
Mitsubishi Electric Corp. 212,900 3,029
Mitsubishi Estate Co., Ltd. 232,600 4,507
Mitsubishi Heavy Industries, Ltd. 168,700 6,819
Mitsubishi Materials Corp. 12,800 367
Mitsubishi Motors Corp. 280,400 1,280
Mitsubishi UFJ Financial Group, Inc. 2,113,200 11,056
Mitsui & Co., Ltd. 411,400 7,061
Mitsui Chemicals, Inc. 33,000 785
Mizuho Financial Group, Inc. 3,397,900 5,277
MS&AD Insurance Group Holdings, Inc. 135,500 4,366
Nidec Corp. 19,030 2,798
Nikon Corp. 272,200 3,462
Nintendo Co., Ltd. 14,220 5,072
Nippon Steel & Sumitomo Metal Corp. 76,400 1,114
Nippon Telegraph & Telephone Corp. 48,132 2,385
Nippon Television Holdings, Inc. 170,100 2,219
Nissan Motor Co., Ltd. 783,800 4,968
Nitto Denko Corp. 117,500 6,499
Nomura Holdings, Inc. 1,415,900 6,432
Nomura Real Estate Holdings, Inc. 20,900 495
NTT DOCOMO, Inc. 109,900 3,013
Obayashi Corp. 117,300 1,205
Oji Holdings Corp. 162,300 840
ORIX Corp. 138,700 2,174
Osaka Gas Co., Ltd. 42,600 832
Otsuka Holdings Co., Ltd. 34,700 1,442
Resona Holdings, Inc. 2,274,100 9,905
Ricoh Co., Ltd. 83,700 745
Seibu Holdings, Inc. 23,900 421
Sekisui Chemical Co., Ltd. 36,500 634
Sekisui House, Ltd. 98,800 2,130
Shimamura Co., Ltd. 55,700 4,720
Shimizu Corp. 99,000 921
Shin-Etsu Chemical Co., Ltd. 27,094 3,016
SoftBank Corp. 71,400 2,758
Sompo Japan Nipponkoa Holdings, Inc. 44,700 1,751
Sony Corp. 49,750 3,031
Sumitomo Chemical Co., Ltd. 183,500 839
Sumitomo Corp. 142,800 2,312
Sumitomo Electric Industries, Ltd. 153,400 2,101
Sumitomo Metal Mining Co., Ltd. 40,000 1,339
Sumitomo Mitsui Financial Group, Inc. 463,200 16,496
Sumitomo Mitsui Trust Holdings, Inc. 158,700 5,785
T&D Holdings, Inc. 660,600 7,359
Taiheiyo Cement Corp. 17,900 506
Takeda Pharmaceutical Co., Ltd. 200,300 7,246
Teijin, Ltd. 28,400 569
THK Co., Ltd. 90,500 2,590
Tohoku Electric Power Co., Inc. 100,100 1,026
Tokio Marine Holdings, Inc. 217,100 11,711
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 278,900 1,288
Tokyo Electron, Ltd. 16,900 3,442
Tokyo Gas Co., Ltd. 27,800 677
Tokyu Fudosan Holdings Corp. 98,500 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toppan Printing Co., Ltd. 58,000 1,069
Toyota Industries Corp. 22,100 1,328
Toyota Motor Corp. 152,300 10,552
Toyota Tsusho Corp. 51,900 1,794
West Japan Railway Co. 24,000 2,082
Yahoo! Japan Corp. 2,712,700 8,310
Yamada Denki Co., Ltd. 191,500 922
402,608
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 42,154 623
Aroundtown SA 89,971 759
Spotify Technology SA(Æ) 24,945 3,600
Tenaris SA 58,526 593
5,575
Macao - 0.1%
Sands China, Ltd. 680,315 3,327
Netherlands - 4.2%
ABN AMRO Group NV(Þ) 170,179 3,173
Adyen NV(Æ)(Þ) 4,090 2,872
Aegon NV 356,916 1,544
ASML Holding NV 34,028 8,927
Euronext NV(Þ) 42,964 3,466
Exor NV 14,666 1,129
Heineken NV 78,373 7,997
ING Groep NV 1,387,718 15,679
InterXion Holding NV(Æ) 47,603 4,200
Koninklijke Ahold Delhaize NV 130,977 3,262
Koninklijke KPN NV 1,730,734 5,368
NN Group NV 37,239 1,420
Randstad Holding NV 10,530 583
Royal Dutch Shell PLC Class A 603,378 17,494
TNT NV - ADR 807,232 1,853
Unilever NV 200,956 11,882
90,849
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 348,338 2,866
Spark New Zealand, Ltd. 174,453 501
3,367
Norway - 0.6%
DNB ASA 91,692 1,666
Marine Harvest ASA 58,444 1,427
Norsk Hydro ASA 1,491,006 5,271
Orkla ASA 178,496 1,716
Statoil ASA Class N 60,348 1,122
Telenor ASA 54,697 1,024
12,226
Portugal - 0.3%
Energias de Portugal SA 530,418 2,183
Galp Energia SGPS SA Class B 219,966 3,509
5,692

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.7%
Gazprom PJSC - ADR 700,772 5,618
Lukoil PJSC - ADR 37,732 3,475
Sberbank of Russia PJSC - ADR 188,103 2,767
Yandex NV Class A(Æ) 84,920 2,835
14,695
Singapore - 1.5%
Ascendas Real Estate Investment
Trust(Æ)(ö) 1,433,700 3,337
CapitaLand, Ltd. 487,700 1,283
DBS Group Holdings, Ltd. 369,400 7,044
Keppel Corp., Ltd. - ADR 43,700 219
Oversea-Chinese Banking Corp., Ltd. 95,624 766
Singapore Airlines, Ltd.(Æ) 135,700 938
Singapore Technologies Engineering,
Ltd. 630,400 1,846
Singapore Telecommunications, Ltd. 1,450,700 3,514
United Overseas Bank, Ltd. 75,700 1,490
Venture Corp., Ltd. 74,900 869
Wilmar International, Ltd. 3,468,000 9,534
Yangzijiang Shipbuilding Holdings, Ltd. 406,700 283
31,123
South Africa - 0.5%
Anglo American Platinum, Ltd. 31,181 2,327
Gold Fields, Ltd. - ADR 652,148 4,031
Impala Platinum Holdings, Ltd.(Æ) 309,653 2,128
MTN Group, Ltd. 264,853 1,641
10,127
South Korea - 1.2%
KB Financial Group, Inc. 126,735 4,548
KT Corp. - ADR 427,879 4,805
POSCO 29,940 5,399
Samsung Electronics Co., Ltd. 77,337 3,343
Shinhan Financial Group Co., Ltd. 222,768 8,105
26,200
Spain - 2.7%
ACS Actividades de Construccion y
Servicios SA 25,741 1,045
Banco Bilbao Vizcaya Argentaria SA
- ADR 390,512 2,048
Banco Santander SA - ADR 646,550 2,593
Bankia SA 1,429,218 2,724
Bankinter SA 77,291 535
CaixaBank SA 2,309,079 6,610
Cellnex Telecom SA(Þ) 527,001 22,728
Enagas SA 35,578 881
Endesa SA - ADR 82,165 2,236
Gas Natural SDG SA 52,325 1,427
Iberdrola SA 694,769 7,136
Industria de Diseno Textil SA 63,192 1,976
Mapfre SA 164,770 460
Red Electrica Corp. SA 81,907 1,650
Repsol SA - ADR 99,737 1,638
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica SA - ADR 231,613 1,777
57,464
Sweden - 1.4%
Assa Abloy AB Class B 158,166 3,752
Atlas Copco AB(Æ) 88,061 3,113
Bausch & Lomb, Inc.(Æ) 53,508 1,440
Kinnevik AB(Æ) 19,647 537
Sandvik AB 149,400 2,637
Skandinaviska Enskilda Banken AB
Class A 141,982 1,361
Skanska AB Class B 28,120 599
SKF AB Class B 97,528 1,764
Svenska Handelsbanken AB Class A 387,225 3,878
Swedbank AB Class A 61,562 863
Telefonaktiebolaget LM Ericsson Class B 447,916 3,909
Telia Co. AB(Ñ) 570,627 2,509
Trelleborg AB Class B 146,230 2,363
Volvo AB Class B 59,255 889
29,614
Switzerland - 8.4%
ABB, Ltd. 331,418 6,956
Adecco SA 151,196 8,965
Alcon, Inc.(Æ) 49,656 2,934
Baloise Holding AG 12,094 2,234
Chocoladefabriken Lindt & Spruengli
AG 153 1,138
Cie Financiere Richemont SA 36,624 2,883
Credit Suisse Group AG(Æ) 422,273 5,239
Glencore PLC(Æ) 509,612 1,538
Julius Baer Group, Ltd.(Æ) 199,408 8,802
Kuehne & Nagel International AG 9,231 1,492
LafargeHolcim , Ltd.(Æ) 150,403 7,761
Lonza Group AG(Æ) 10,948 3,942
Nestle SA 235,440 25,139
Novartis AG 361,165 31,550
Pargesa Holding SA 5,740 454
Partners Group Holding AG 5,271 4,118
Roche Holding AG 75,226 22,689
SGS SA 617 1,611
Sika AG 33,276 5,722
Swiss Life Holding AG 4,772 2,390
Swiss Re AG 44,963 4,713
Swisscom AG 2,257 1,155
Temenos AG(Æ) 23,739 3,390
UBS Group AG(Æ) 1,647,500 19,452
Zurich Insurance Group AG 8,476 3,313
179,580
Taiwan - 1.0%
Catcher Technology Co., Ltd. 673,000 5,651
Hon Hai Precision Industry Co., Ltd. 2,322,241 6,111
Innolux Corp. 7,720,000 1,707
MediaTek , Inc. 262,000 3,502
Shin Kong Financial Holding Co., Ltd.
(Æ) 4,658,000 1,470

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
140 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. 386,000 3,750
22,191
Thailand - 0.1%
Kasikornbank PCL 601,000 2,767
United Kingdom - 13.1%
3i Group PLC 116,839 1,710
Admiral Group PLC 20,893 547
Anglo American PLC 338,487 8,701
AstraZeneca PLC 256,658 25,031
Aviva PLC 1,318,269 7,094
Babcock International Group PLC 387,722 2,783
Barclays PLC 2,746,735 5,966
Barratt Developments PLC 163,982 1,346
Berkeley Group Holdings PLC 27,710 1,580
BP PLC 1,948,702 12,382
British American Tobacco PLC 171,411 5,991
British Land Co. PLC (The)(ö) 375,487 3,033
BT Group PLC 2,837,069 7,525
Centrica PLC 3,572,413 3,376
Compass Group PLC 19,319 515
Diageo PLC 423,376 17,333
Direct Line Insurance Group PLC 371,846 1,312
Experian PLC 40,766 1,282
Fevertree Drinks PLC 84,605 2,040
Fiat Chrysler Automobiles NV 109,706 1,711
GlaxoSmithKline PLC - ADR 68,616 1,573
HSBC Holdings PLC 3,017,824 22,820
ITV PLC 551,760 959
J Sainsbury PLC 3,191,048 8,414
John Wood Group PLC 1,986,063 8,727
Kingfisher PLC 1,794,559 4,826
Land Securities Group PLC(ö) 277,015 3,386
Legal & General Group PLC 556,128 1,904
Lloyds Banking Group PLC 4,186,956 3,080
London Stock Exchange Group PLC 185,545 16,733
Marks & Spencer Group PLC 1,023,168 2,406
National Grid PLC 110,901 1,296
Pearson PLC 58,736 520
Persimmon PLC Class A 41,982 1,240
Prudential PLC 129,680 2,272
Reckitt Benckiser Group PLC 16,954 1,311
Rio Tinto PLC 72,025 3,742
Royal Bank of Scotland Group PLC 2,345,723 6,467
RSA Insurance Group PLC 149,726 1,014
Smith & Nephew PLC 220,318 4,722
St. James's Place PLC 83,290 1,126
Standard Chartered PLC 1,912,564 17,386
Standard Life Aberdeen PLC 674,593 2,657
Taylor Wimpey PLC 361,879 780
TechnipFMC PLC 382,460 7,546
Tesco PLC 3,788,507 11,563
Travis Perkins PLC 669,192 12,450
Unilever PLC 11,579 695
United Utilities Group PLC 44,619 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vodafone Group PLC 4,766,965 9,752
Wausau Paper Corp. 380,536 4,756
Willis Towers Watson PLC(Æ) 11,377 2,126
Wm Morrison Supermarkets PLC 178,433 460
280,470
United States - 3.2%
Abbott Laboratories 117,118 9,792
Alphabet, Inc. Class C(Æ) 9,217 11,614
Carnival PLC 30,304 1,214
MasterCard, Inc. Class A 43,467 12,032
Mylan NV(Æ) 320,369 6,135
Philip Morris International, Inc. 188,142 15,323
Visa, Inc. Class A 65,437 11,704
67,814
Total Common Stocks
(cost $2,021,816) 2,023,773
Preferred Stocks - 1.0%
Germany - 1.0%
Porsche Automobil Holding SE
3.191% (Ÿ) 34,604 2,546
Volkswagen AG
2.668% (Ÿ) 104,216 19,841
22,387
Total Preferred Stocks
(cost $19,407) 22,387
Short-Term Investments - 1.8%
United States - 1.8%
U.S. Cash Management Fund(@) 9,721,726 (∞) 9,725
United States Treasury Bills
1.559% due 03/26/20 (ž)(§ ) 21,600 21,466
1.556% due 05/21/20 (ž)(§ ) 6,900 6,841
38,032
Total Short-Term Investments
(cost $37,963) 38,032
Other Securities - 0.4%
U.S. Cash Collateral Fund(×)(@) 8,242,530 (∞) 8,243
Total Other Securities
(cost $8,243) 8,243
Total Investments 98.0%
(identified cost $2,087,429) 2,092,435
Other Assets and Liabilities, Net
- 2.0%
42,327
Net Assets - 100.0%
2,134,762

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 141
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.4%
ABN AMRO Group NV 05/24/17 EUR 170,179 20.32 3,458
3,173
Adyen NV 07/25/19 EUR 4,090 746.21 3,052
2,872
Amundi SA 02/28/19 EUR 118,433 66.48 7,873
8,457
Cellnex Telecom SA 06/19/17 EUR 527,001 27.75 14,625
22,728
China Tower Corp., Ltd. 01/03/19 HKD 14,007,876 0.20 2,860
3,065
Covestro AG 06/26/19 EUR 104,386 44.10 4,604
5,011
Euronext NV 04/25/19 EUR 42,964 70.16 3,015
3,466
Poste Italiane SpA 04/25/18 EUR 95,125 9.33 887
1,159
WH Group, Ltd. 06/26/19 HKD 810,000 1.02 824
849
50,780
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 1,874 EUR 67,633 12/19
1,808
MSCI EAFE Index Futures 19 USD 1,859 12/19
14
S&P/TSX 60 Index Futures 501 CAD 98,687 12/19
(721)
SPI 200 Index Futures 456 AUD 75,685 12/19
(188)
TOPIX Index Futures 675 JPY 11,262,375 12/19
8,099
Short Positions
Hang Seng Index Futures 257 HKD 346,745 11/19
(274)
MSCI Emerging Markets Index Futures 1,983 USD 103,255 12/19
(1,146)
S&P 500 E-Mini Index Futures 1,032 USD 156,647 12/19
(1,448)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
6,144
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 13,238 AUD 19,210 12/18/19 20
Bank of Montreal USD 18,538 CAD 24,363 12/18/19 (36)
Bank of Montreal USD 25,070 JPY 2,668,426 12/18/19 (289)
Bank of Montreal USD 4,625 SEK 44,396 12/18/19 (16)
Bank of Montreal EUR 4,264 USD 4,750 12/18/19 (20)
Bank of Montreal HKD 71,850 USD 9,170 12/18/19 2
Bank of New York USD 13,228 AUD 19,210 12/18/19 30
Bank of New York USD 18,541 CAD 24,363 12/18/19 (39)
Bank of New York USD 25,072 JPY 2,668,426 12/18/19 (292)
Bank of New York USD 4,626 SEK 44,396 12/18/19 (16)
Bank of New York EUR 4,264 USD 4,743 12/18/19 (27)
Bank of New York HKD 71,850 USD 9,168 12/18/19 —
Citigroup USD 13,232 AUD 19,210 12/18/19 26
Citigroup USD 18,538 CAD 24,363 12/18/19 (36)
Citigroup USD 25,067 JPY 2,668,426 12/18/19 (288)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
142 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 4,627 SEK 44,396 12/18/19 (17)
Citigroup EUR 4,264 USD 4,746 12/18/19 (24)
Citigroup HKD 71,850 USD 9,166 12/18/19 (1)
Royal Bank of Canada USD 13,243 AUD 19,210 12/18/19 15
Royal Bank of Canada USD 18,544 CAD 24,363 12/18/19 (42)
Royal Bank of Canada USD 25,097 JPY 2,668,426 12/18/19 (317)
Royal Bank of Canada USD 2,329 SEK 22,501 11/04/19 1
Royal Bank of Canada USD 4,632 SEK 44,396 12/18/19 (23)
Royal Bank of Canada CAD 2,872 USD 2,182 11/04/19 1
Royal Bank of Canada CHF 5,310 USD 5,382 11/04/19 (1)
Royal Bank of Canada DKK 3,114 USD 464 11/04/19 —
Royal Bank of Canada EUR 3,785 USD 4,218 11/04/19 (4)
Royal Bank of Canada EUR 4,264 USD 4,746 12/18/19 (24)
Royal Bank of Canada GBP 3,457 USD 4,473 11/04/19 (5)
Royal Bank of Canada HKD 71,850 USD 9,168 12/18/19 1
Royal Bank of Canada ZAR 16,290 USD 1,080 11/05/19 1
Standard Chartered USD 13,230 AUD 19,210 12/18/19 28
Standard Chartered USD 18,540 CAD 24,363 12/18/19 (38)
Standard Chartered USD 25,070 JPY 2,668,426 12/18/19 (289)
Standard Chartered USD 4,625 SEK 44,396 12/18/19 (16)
Standard Chartered EUR 4,264 USD 4,744 12/18/19 (26)
Standard Chartered HKD 71,850 USD 9,165 12/18/19 (2)
State Street USD 18,483 GBP 14,930 12/18/19 886
State Street USD 429 NOK 3,820 12/18/19 (13)
State Street AUD 1,200 USD 830 11/04/19 3
State Street CHF 11,340 USD 11,547 12/18/19 12
State Street DKK 74,430 USD 11,115 12/18/19 (34)
State Street HKD 23,641 USD 3,016 11/04/19 (1)
State Street JPY 546,986 USD 5,039 11/05/19 (27)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(937)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,866 $ — $ —
$ —
$ 1,866 0.1
Australia — 48,741 —
—
48,741 2.3
Austria — 4,157 —
—
4,157 0.2
Belgium — 16,997 —
—
16,997 0. 8
Bermuda — 201 —
—
201 —
*
Brazil 2,934 — —
—
2,934 0.1
Canada 90,866 — —
—
90,866 4. 3
China 8,656 29,688 —
—
38,344 1. 8
Denmark — 43,312 —
—
43,312 2. 0

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Finland — 15,099 —
—
15,099 0.7
France — 221,379 —
—
221,379 10. 4
Germany 16,172 93,172 —
—
109,344 5. 1
Hong Kong — 55,770 —
—
55,770 2. 6
India 26,646 4,005 —
—
30,651 1.4
Indonesia — 4,186 —
—
4,186 0.2
Ireland 3,613 6,933 —
—
10,546 0. 5
Israel — 5,419 —
—
5,419 0. 2
Italy — 78,272 —
—
78,272 3.7
Japan — 402,608 —
—
402,608 1 8 . 9
Luxembourg 3,600 1,975 —
—
5,575 0.3
Macao — 3,327 —
—
3,327 0. 1
Netherlands 4,200 86,649 —
—
90,849 4. 2
New Zealand — 3,367 —
—
3,367 0.2
Norway — 12,226 —
—
12,226 0.6
Portugal — 5,692 —
—
5,692 0.3
Russia 2,835 11,860 —
—
14,695 0.7
Singapore — 31,123 —
—
31,123 1.5
South Africa 4,031 6,096 —
—
10,127 0.5
South Korea 4,805 21,395 —
—
26,200 1. 2
Spain — 57,464 —
—
57,464 2. 7
Sweden — 29,614 —
—
29,614 1. 4
Switzerland — 179,580 —
—
179,580 8. 4
Taiwan — 22,191 —
—
22,191 1. 0
Thailand — 2,767 —
—
2,767 0.1
United Kingdom 9,672 270,798 —
—
280,470 13. 1
United States 66,600 1,214 —
—
67,814 3. 2
Preferred Stocks — 22,387 — — 22,387 1 . 0
Short-Term Investments — 28,307 — 9,725 38,032 1.8
Other Securities — — — 8,243 8,243 0.4
Total Investments 246,496 1,827,971 — 17,968 2,092,435 98. 0
Other Assets and Liabilities, Net 2 . 0
100.0
Other Financial Instruments
Assets
Futures Contracts 9,921 — — — 9,921 0.5
Foreign Currency Exchange Contracts 6 1,02 0 — — 1,02 6 —
*
A
Liabilities
Futures Contracts (3,77 7 ) — — — (3,77 7 ) (0.2)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
144 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts (37) (1,92 6 ) — — (1,96 3 ) (0.1)
Total Other Financial Instruments
**
$ 6,113 $ (90 6 ) $ — $ — $ 5,207
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
235,130
Consumer Staples ...................................................................
103,228
Energy ....................................................................................
146,412
Financial Services ...................................................................
620,727
Health Care .............................................................................
158,570
Materials and Processing ........................................................
204,537
Producer Durables ..................................................................
220,580
Technology ..............................................................................
203,629
Utilities ...................................................................................
153,347
Short-Term Investments ..........................................................
38,032
Other Securities ......................................................................
8,243
Total Investments .................................................................... 2,092,435

Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 145
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,026
Variation margin on futures contracts* 9,921 —
Total
$ 9,921 $ 1,026
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,777 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,963
Total
$ 3,777 $ 1,963
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,694 $ —
Foreign currency exchange contracts — 2,029
Total
$ 2,694 $ 2,029
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (3,035) $ —
Foreign currency exchange contracts — 1,312
Total
$ (3,035) $ 1,312
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
146 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,965 $ — $ 7,965
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,026 — 1,026
Total Financial and Derivative Assets
8,991 — 8,991
Financial and Derivative Assets not subject to a netting agreement
(6) — (6)
Total Financial and Derivative Assets subject to a netting agreement
$ 8,985 $ — $ 8,985
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,195 $ — $ 3,195 $ —
Bank of Montreal
23 23 — —
Bank of New York
31 31 — —
Citigroup
2,412 25 2,387 —
Credit Suisse
2,383 — 2,383 —
Royal Bank of Canada
16 16 — —
Standard Chartered
28 28 — —
State Street
897 47 — 850
Total
$ 8,985 $ 170 $ 7,965 $ 850

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 147
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,963 $ — $ 1,963
Total Financial and Derivative Liabilities
1,963 — 1,963
Financial and Derivative Liabilities not subject to a netting agreement
(36) — (36)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,927 $ — $ 1,927
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 362 $ 23 $ — $ 339
Bank of New York 375 31 — 344
Citigroup 365 25 — 340
Royal Bank of Canada 406 16 — 390
Standard Chartered 372 28 — 344
State Street 47 47 — —
Total
$ 1,927 $ 170 $ — $ 1,757
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
148 International Developed Markets Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,087,429
Investments, at fair value(*)(>) ......................................................................................................................................................
2,092,435
Foreign currency holdings(^) ......................................................................................................................................................... 5,457
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,026
Receivables:
Dividends and interest ....................................................................................................................................................... 7,263
Dividends from affiliated funds .......................................................................................................................................... 65
Investments sold ................................................................................................................................................................ 54,071
Fund shares sold ................................................................................................................................................................ 2 ,217
Foreign capital gains taxes recoverable ............................................................................................................................. 4,165
Variation margin on futures contracts ................................................................................................................................. 6,166
Total assets .................................................................................................................................................
2, 172 ,865
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 903
Due to broker ( a ) ................................................................................................................................................................ 2,265
Investments purchased ...................................................................................................................................................... 19,596
Fund shares redeemed ....................................................................................................................................................... 3 ,182
Accrued fees to affiliates .................................................................................................................................................... 1,642
Other accrued expenses ..................................................................................................................................................... 309
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,963
Payable upon return of securities loaned ....................................................................................................................................... 8,243
Total liabilities .............................................................................................................................................
38 ,103
Net Assets ............................................................................................................................................................
$ 2,134,762

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 149
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (91,716)
Shares of beneficial interest ...........................................................................................................................................................
582
Additional paid-in capital ..............................................................................................................................................................
2,225,896
Net Assets ............................................................................................................................................................
$ 2,134,762
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 36.64
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 38.88
Class A — Net assets ............................................................................................................................................................. $ 23,725,693
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 647,556
Net asset value per share: Class C(#) ............................................................................................................................................. $ 36.74
Class C — Net assets ............................................................................................................................................................. $ 14,310,253
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 389,547
Net asset value per share: Class E(#) ............................................................................................................................................. $ 36.97
Class E — Net assets ............................................................................................................................................................. $ 1,663,098
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 44,984
Net asset value per share: Class M(#) ............................................................................................................................................ $ 36.71
Class M — Net assets ............................................................................................................................................................ $ 194,243,128
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,291,691
Net asset value per share: Class S(#) .............................................................................................................................................. $ 36.71
Class S — Net assets ............................................................................................................................................................. $ 1,880,108,456
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 51,214,035
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 36.75
Class Y — Net assets ............................................................................................................................................................. $ 20,711,684
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 563,634
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,448
(*)     Securities on loan included in investments $ 7,965
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 17,968
(a)      Due to Broker for Futures $ 2,265
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
150 International Developed Markets Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 82,353
Dividends from affiliated funds ......................................................................................................................................... 1,136
Interest .............................................................................................................................................................................. 766
Securities lending income (net) ......................................................................................................................................... 651
Less foreign taxes withheld ............................................................................................................................................... (7,541)
Total investment income ...............................................................................................................................................................
77,365
Expenses
Advisory fees .................................................................................................................................................................... 16,473
Administrative fees ........................................................................................................................................................... 1,138
Custodian fees ................................................................................................................................................................... 591
Distribution fees - Class A ................................................................................................................................................ 65
Distribution fees - Class C ................................................................................................................................................ 125
Transfer agent fees - Class A ............................................................................................................................................ 50
Transfer agent fees - Class C ............................................................................................................................................. 32
Transfer agent fees - Class E ............................................................................................................................................. 4
Transfer agent fees - Class M ............................................................................................................................................ 278
Transfer agent fees - Class S ............................................................................................................................................. 4,187
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 208
Registration fees ............................................................................................................................................................... 132
Shareholder servicing fees - Class C ................................................................................................................................. 42
Shareholder servicing fees - Class E ................................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 99
Printing fees ...................................................................................................................................................................... 241
Miscellaneous ................................................................................................................................................................... 64
Expenses before reductions .............................................................................................................................................. 23,735
Expense reductions ........................................................................................................................................................... (1,880)
Net expenses .................................................................................................................................................................................
21,855
Net investment income (loss) ........................................................................................................................................................
55,510
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (94,321)
Investments in affiliated funds .......................................................................................................................................... 25
Futures contracts .............................................................................................................................................................. 2,694
Foreign currency exchange contracts ................................................................................................................................ 2,029
Foreign currency-related transactions ............................................................................................................................... (98)
Net realized gain (loss) ..................................................................................................................................................................
(89,6 71 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 197,667
Futures contracts .............................................................................................................................................................. (3,035)
Foreign currency exchange contracts ................................................................................................................................ 1,312
Foreign currency-related transactions ............................................................................................................................... 1 29
Net change in unrealized appreciation (depreciation) ................................................................................................................... 196,0 73
Net realized and unrealized gain (loss) ......................................................................................................................................... 106,402
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 161,912

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 151
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 55,510 $ 56,228
Net realized gain (loss) ...................................................................................................................... (89,6 71 ) 152,035
Net change in unrealized appreciation (depreciation) ....................................................................... 196,0 73 (443,797)
Net increase (decrease) in net assets from operations ............................................................................. 161,912 (235,534)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,991) (548)
Class C .......................................................................................................................................... (1,182) (213)
Class E .......................................................................................................................................... (171) (42)
Class M ......................................................................................................................................... (6,506) (1,566)
Class S ........................................................................................................................................... (181,388) (52,517)
Class Y .......................................................................................................................................... (1,600) (547)
Net decrease in net assets from distributions .......................................................................................... (192,838) (55,433)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (507,477) 74,762
Total Net Increase (Decrease) in Net Assets ..........................................................................
(538,403) (216,205)
Net Assets
Beginning of period .................................................................................................................................
2,673,165 2,889,370
End of period ..........................................................................................................................................
$ 2,134,762 $ 2,673,165

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
152 International Developed Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 87 $ 3,100 251 $ 10,187
Proceeds from reinvestment of distributions 61 1,976 14 544
Payments for shares redeemed (321) (11,298) (186) (7,447)
Net increase (decrease)
(173) (6,222) 79 3,284
Class C
Proceeds from shares sold 16 563 39 1,613
Proceeds from reinvestment of distributions 36 1,181 5 213
Payments for shares redeemed (181) (6,376) (163) (6,652)
Net increase (decrease)
(129) (4,632) (119) (4,826)
Class E
Proceeds from shares sold 4 128 3 120
Proceeds from reinvestment of distributions 5 165 1 41
Payments for shares redeemed (29) (1,003) (26) (1,058)
Net increase (decrease)
(20) (710) (22) (897)
Class M
Proceeds from shares sold 4,097 142,589 1,246 50,455
Proceeds from reinvestment of distributions 202 6,506 38 1,566
Payments for shares redeemed (1,342) (46,679) (544) (22,053)
Net increase (decrease)
2,957 102,416 740 29,968
Class S
Proceeds from shares sold 7,069 247,351 12,687 513,543
Proceeds from reinvestment of distributions 5,577 179,980 1,279 52,186
Payments for shares redeemed (29,347) (1,025,783) (12,690) (514,133)
Net increase (decrease)
(16,701) (598,452) 1,276 51,596
Class Y
Proceeds from shares sold 80 2,749 42 1,639
Proceeds from reinvestment of distributions 49 1,600 13 547
Payments for shares redeemed (120) (4,226) (158) (6,549)
Net increase (decrease)
9 123 (103) (4,363)
Total increase (decrease)
(14,057) $ (507,477) 1,851 $ 74,762

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
154 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 36.91 .73 1.67 2.40 (.6 8 ) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
October 31, 2017 33.92 .53 7.22 7.75 (.70) —
October 31, 2016 34.96 .55 (1.21) (.66) (.38) —
October 31, 2015 35.77 .53 (.79) (.26) (.55) —
Class C
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
October 31, 2017 33.87 .25 7.24 7.49 (.43) —
October 31, 2016 34.86 .29 (1.20) (.91) (.08) —
October 31, 2015 35.62 .26 (.78) (.52) (.24) —
Class E
October 31, 2019 37.22 .75 1.67 2.42 (.68) (1.99)
October 31, 2018 41.10 .67 (4.05) (3.38) (.50) —
October 31, 2017 34.04 .13 7.64 7.77 (.71) —
October 31, 2016 35.01 .55 (1.21) (.66) (.31) —
October 31, 2015 35.81 .54 (.81) (.27) (.53) —
Class M
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
October 31, 2017(8) 36.02 .40 4.67 5.07 — —
Class S
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
October 31, 2017 34.00 .62 7.24 7.86 (.79) —
October 31, 2016 35.04 .62 (1.20) (.58) (.46) —
October 31, 2015 35.86 .63 (.81) (.18) (.64) —
Class Y
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —
October 31, 2017 34.05 .85 7.08 7.93 (.86) —
October 31, 2016 35.08 .70 (1.21) (.51) (.52) —
October 31, 2015 35.90 .25 (.36) (.11) (.71) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 155
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.70) 40.97 23.30 30,412 1.26 1.26 1.43 104
(.38) 33.92 (1.87) 27,053 1.23 1.23 1.66 68
(.55) 34.96 (.71) 29,385 1.27 1.27 1.49 66
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.43) 40.93 22.37 26,085 2.01 2.01 .68 104
(.08) 33.87 (2.60) 26,698 1.98 1.98 .88 68
(.24) 34.86 (1.46) 32,495 2.02 2.02 .72 66
(2.67) 36.97 7.47 1,663 1.25 1.21 2.12 58
(.50) 37.22 (8.35) 2,411 1.25 1.22 1.63 75
(.71) 41.10 23.27 3,556 1.26 1.26 .36 104
(.31) 34.04 (1.86) 48,643 1.23 1.23 1.64 68
(.53) 35.01 (.74) 51,939 1.27 1.27 1.51 66
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
— 41.09 14.08 65,546 .99 .87 1.60 104
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.79) 41.07 23.64 2,736,737 1.01 .98 1.67 104
(.46) 34.00 (1.61) 1,879,757 .98 .98 1.87 68
(.64) 35.04 (.48) 2,102,634 1.02 1.02 1.77 66
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75
(.86) 41.12 23.84 27,034 .81 .81 2.25 104
(.52) 34.05 (1.41) 12,660 .78 .78 2.13 68
(.71) 35.08 (.28) 14,428 .81 .81 .72 66

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
156 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,252,716
Administration fees 89,078
Distribution fees 13,855
Shareholder servicing fees 3,340
Transfer agent fees 277,197
Trustee fees 5,372
$ 1,641,558
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 45,138 $ 518,492 $ 555,387 $ — $ — $ 8,243 $ 626 $ —
U.S. Cash Management Fund 22,874 1,243,686 1,256,860 25 — 9,725 1,136 —
$ 68,012 $ 1,762,178 $ 1,812,247 $ 25 $ — $ 17,968 $ 1,762 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,118,051,594 $ 279,730,595 $ (298,471,313) $ (18,740,718) $ 66,796,885 $ ( 1 39 , 773 , 813)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 109,499,121 $ 83,338,528 $ — $ 55,432,804 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
158 Global Equity Fund
Global Equity Fund
-
Class A
‡
Total
Return
1 Year 4 .18%
5 Years 6 .11%§
10 Years 8 .57%§
Global Equity Fund
-
Class C
Total
Return
1 Year 9 .71%
5 Years 6 .58%§
10 Years 8 .38%§
Global Equity Fund
-
Class E
Total
Return
1 Year 10 .62%
5 Years 7 .39%§
10 Years 9 .20%§
Global Equity Fund
-
Class M
‡‡
Total
Return
1 Year 10 .90%
5 Years 7 .70%§
Inception* 9 .49%§
Global Equity Fund
-
Class S
Total
Return
1 Year 10.83%
5 Years 7.65%§
10 Years 9.47%§
Global Equity Fund
-
Class Y
Total
Return
1 Year 11 .15%
5 Years 7 .88%§
10 Years 9 .67%§
MSCI World Index (Net) **
Total
Return
1 Year 12 .69%
5 Years 7 .58%§
10 Years 9 .48%§
Global Equity Linked Benchmark ***
Total
Return
1 Year 12 .69%
5 Years 7 .67%§
10 Years 9 .61%§

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Global Equity Fund 159
The Global Equity Fund (the “Fund”) employs a multi-manager
approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class S and Class Y Shares gained
10.57%, 9.71%, 10.62%, 10.90%, 10.83% and 11.15%,
respectively. This is compared to the Fund’s benchmark, the MSCI
World Index (Net), which gained 12.69% during the same period.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
World Large Stock Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 12.08%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Global equity markets rose over the period, driven by strong gains in the U.S., Europe ex-UK and Asia-Pacific ex-Japan. Emerging
markets, Japan and the United Kingdom lagged relative to other regions.
In terms of sector performance within the Fund’s benchmark over the fiscal year, utilities and real estate sectors were the largest drivers of positive returns. Financials and materials posted the weakest gains over the period and the energy sector recorded a loss over the period.
In terms of factor performance, quality and low volatility factors were the biggest drivers of positive performance over the period.
Growth factor also posted positive gains while momentum and
value factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the one-year period ending October 31, 2019. The Fund’s allocation to higher value and lower leverage companies detracted. An overweight to
financials and an underweight to real estate also hurt performance.
The Fund’s allocation to emerging markets further held back
gains. Stock selection from the Fund’s managers was moderately negative, held back by less effective selection in North American markets.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, GQG
Partners LLC (“GQG”) was the top performer during the period.
GQG’s quality growth strategy was a tailwind. Sector impact was mixed, as gains from an underweight to energy and an overweight to information technology were offset by overweights to consumer staples and health care. The manager’s underweight to Japan was additive. Stock selection was the primary driver of the manager’s outperformance, particularly in the consumer staples and
financials sectors.
Polaris Capital Management, LLC (“Polaris”) was the weakest
performer during the period. The manager’s value-oriented
strategy faced headwinds. Sector allocation had muted impact, as gains from an underweight to energy were offset by an underweight to information technology and an overweight to financials. The manager’s exposure to emerging markets also detracted. Stock selection impacted negatively during the fiscal year, held back by ineffective selection in the materials and communication services sectors.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning across multiple factors and sectors. The strategy uses the output from a quantitative model to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative
performance was negative for the period, primarily driven by its value orientation.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
160 Global Equity Fund
preferred positioning with respect to country and currency
exposures. This strategy detracted over the period.
During the period, RIM used index futures contracts to equitize a portion the Fund’s cash. The decision to equitize cash was beneficial to the Fund’s absolute performance for the fiscal year as the market produced a positive absolute return.
Describe any changes to the Fund’s structure or the money
manager line-up.
In July 2019, Wellington Management Company LLP’s mandate
was expanded to include its international contrarian value ex-
small cap strategy. The objective of this change was to improve the Fund’s excess return potential.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
GQG Partners, LLC Growth
Polaris Capital Management, LLC Value
Sanders Capital, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2009.
** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** The Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Global Equity Fund 161
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.00 $ 1,018.10
Expenses Paid During Period* $ 7.22 $ 7.17
* Expenses are equal to the Fund's annualized expense ratio of 1.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,027.30 $ 1,014.32
Expenses Paid During Period* $ 11.04 $ 10.97
* Expenses are equal to the Fund's annualized expense ratio of 2.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.80 $ 1,018.10
Expenses Paid During Period* $ 7.22 $ 7.17
* Expenses are equal to the Fund's annualized expense ratio of 1.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
162 Global Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.90 $ 1,019.76
Expenses Paid During Period* $ 5.53 $ 5.50
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,032.90 $ 1,019.36
Expenses Paid During Period* $ 5.94 $ 5.90
* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,033.90 $ 1,020.32
Expenses Paid During Period* $ 4.97 $ 4.94
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.7%
Argentina - 0.0%
YPF SA - ADR 31,857 298
Australia - 0.3%
AGL Energy, Ltd. 14,831 202
Caltex Australia, Ltd. 29,641 554
Commonwealth Bank of Australia - ADR 20,458 1,107
Dexus Property Group(Æ)(ö) 25,481 210
Scentre Group(ö) 129,969 342
Wesfarmers, Ltd.(Æ) 37,944 1,038
WorleyParsons , Ltd. 38,794 361
3,814
Austria - 0.2%
Andritz AG 44,800 2,013
OMV AB 12,903 754
2,767
Belgium - 0.5%
Ageas 40,250 2,319
Galapagos NV(Æ) 5,023 925
Groupe Bruxelles Lambert SA 2,772 278
KBC Groep NV 8,234 578
Solvay SA 22,414 2,439
6,539
Bermuda - 0.0%
Arch Capital Group, Ltd.(Æ) 10,622 444
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ) 36,206 1,343
Canada - 2.5%
Bank of Montreal 7,536 558
Bank of Nova Scotia (The) 19,432 1,114
Barrick Gold Corp. 136,846 2,377
BRP, Inc. 22,320 1,001
Cameco Corp. Class A 22,871 204
Canadian Imperial Bank of Commerce 4,179 356
Cenovus Energy, Inc. 66,701 568
Enbridge, Inc. 16,583 604
Encana Corp. 112,980 443
Fortis, Inc. 49,035 2,037
Imperial Oil, Ltd. 10,108 252
Intact Financial Corp. 21,593 2,228
Kinross Gold Corp.(Æ) 248,859 1,207
Magna International, Inc. Class A 51,441 2,766
Methanex Corp. 57,200 2,168
Royal Bank of Canada - GDR 24,954 2,013
Sun Life Financial, Inc. 17,708 794
Suncor Energy, Inc. 377,774 11,233
TC Energy Corp.(Æ) 6,210 313
Toronto Dominion Bank 79,038 4,513
36,749
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cayman Islands - 0.1%
StoneCo , Ltd. Class A(Æ) 33,832 1,245
China - 1.3%
Agricultural Bank of China, Ltd. Class H 2,825,000 1,163
Alibaba Group Holding, Ltd. - ADR(Æ) 30,525 5,393
China Construction Bank Corp. Class H 5,592,074 4,497
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
China Telecom Corp., Ltd. Class H 2,622,000 1,117
Dongfeng Motor Group Co., Ltd. Class H 2,214,000 2,207
Industrial & Commercial Bank of China,
Ltd. Class H 2,096,000 1,506
Ping An Insurance Group Co. of China,
Ltd. Class H 114,500 1,312
Tencent Holdings, Ltd. 32,589 1,329
18,524
Colombia - 0.2%
Bancolombia SA 223,300 2,715
Denmark - 0.2%
AP Moller - Maersk A/S Class B 1,822 2,322
Finland - 0.4%
Kone OYJ Class B 46,546 2,962
Nokia OYJ 353,384 1,301
Nordea Bank AB 58,608 430
Nordea Bank Abp 1,339 10
Sampo OYJ Class A 13,396 549
UPM- Kymmene OYJ 15,231 495
5,747
France - 4.5%
Air Liquide SA Class A 56,397 7,495
Airbus Group SE 15,716 2,252
AXA SA 39,158 1,035
BNP Paribas SA 61,667 3,222
Cie de Saint-Gobain 106,874 4,349
Cie Generale des Etablissements
Michelin SCA Class B 20,600 2,508
Engie SA 190,126 3,181
Imerys SA 41,489 1,604
Ipsos SA 26,076 785
L'Oreal SA 19,295 5,636
Orange SA - ADR 52,921 853
Publicis Groupe SA - ADR 44,225 1,901
Renault SA 28,937 1,479
Rexel SA Class H 173,941 2,154
Safran SA 47,694 7,551
Sanofi - ADR 17,268 1,592
Schneider Electric SE 31,177 2,904
Societe Generale SA 82,926 2,357
Total SA 134,381 7,083
Unibail - Rodamco -Westfield(ö) 4,331 670
Vinci SA 30,349 3,407

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
164 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Worldline SA(Æ)(Þ) 23,916 1,453
65,471
Germany - 2.4%
Allianz SE 5,689 1,388
BASF SE 46,155 3,513
Bayer AG 12,095 938
BMW US Capital LLC 7,513 576
Daimler AG 37,667 2,200
Deutsche Boerse AG 43,386 6,723
Deutsche Lufthansa AG 49,512 858
Deutsche Telekom AG 183,637 3,230
E.ON SE 40,983 414
Hannover Rueck SE 18,758 3,318
Lanxess AG 42,492 2,764
Ceconomy (Æ) 39,993 203
Metro Wholesale & Food Specialist AG 32,859 536
Muenchener Rueckversicherungs-
Gesellschaft AG 16,744 4,651
RWE AG 44,584 1,359
SAP SE - ADR 4,444 589
Siemens AG 8,348 963
34,223
Hong Kong - 0.8%
AIA Group, Ltd. 96,800 960
Cathay Pacific Airways, Ltd. 854,300 1,086
China Mobile, Ltd. 240,000 1,949
China Overseas Land & Investment, Ltd. 614,400 1,927
China Resources Power Holdings Co.,
Ltd. 912,500 1,145
China Unicom Hong Kong, Ltd. 2,438,000 2,414
Henderson Land Development Co., Ltd. 148,500 741
Hongkong Land Holdings, Ltd. 50,100 275
Jardine Matheson Holdings, Ltd. 6,000 342
Link REIT(ö) 60,298 656
Wharf Real Estate Investment Co., Ltd. 30,000 176
11,671
India - 1.1%
HDFC Bank, Ltd. - ADR 234,363 14,317
Infosys, Ltd. - ADR 236,100 2,264
16,581
Indonesia - 0.2%
Bank Central Asia Tbk PT 1,342,548 3,002
Ireland - 1.5%
Accenture PLC Class A 16,332 3,028
Allergan PLC 15,584 2,744
Bank of Ireland Group PLC 340,778 1,641
Greencore Group PLC Class A 613,599 1,851
Linde PLC(Æ) 13,558 2,689
Medtronic PLC 85,901 9,355
21,308
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 1.3%
Assicurazioni Generali SpA 138,670 2,817
Banca Popolare dell'Emilia Romagna SC 103,476 464
Enel SpA 592,856 4,591
ENI SpA - ADR 358,405 5,432
Saipem SpA (Æ) 290,615 1,317
Snam Rete Gas SpA 162,350 835
Trevi Finanziaria Industriale SpA (Æ) 1,489,405 420
UniCredit SpA 237,976 3,035
18,911
Japan - 8.0%
Asahi Group Holdings, Ltd. 55,900 2,798
Bridgestone Corp. 35,600 1,479
Canon, Inc. 81,600 2,221
Central Japan Railway Co. 5,900 1,210
Citizen Watch Co., Ltd. 152,800 812
Daicel Chemical Industries, Ltd. 65,300 584
Dai-ichi Life Holdings, Inc. 117,500 1,916
Daiwa House Industry Co., Ltd. 16,500 566
Daiwa Securities Group, Inc. 44,000 198
DeNA Co., Ltd. 60,300 1,030
Denso Corp. 12,900 599
East Japan Railway Co. 10,500 953
Eisai Co., Ltd. 4,400 317
Electric Power Development Co., Ltd. 22,600 547
Fuji Media Holdings, Inc. 18,100 244
FUJIFILM Holdings Corp. 18,000 790
Fujitsu, Ltd. 24,500 2,171
Gree , Inc. 128,400 607
Hitachi Metals, Ltd. 62,500 783
Honda Motor Co., Ltd. 209,877 5,666
Idemitsu Kosan Co., Ltd. 35,329 1,039
Inpex Corp. 232,700 2,156
ITOCHU Corp. 53,200 1,110
Japan Airlines Co., Ltd. 12,200 379
Japan Post Holdings Co., Ltd. 71,700 657
Japan Tobacco, Inc. 49,700 1,127
JGC Holdings Corp. 99,800 1,447
JSR Corp. 123,800 2,326
JX Holdings, Inc. 216,650 1,014
Kansai Electric Power Co., Inc. (The) 227,600 2,649
KDDI Corp. 161,300 4,473
Marubeni Corp. 98,800 695
Mitsubishi Corp. 43,700 1,111
Mitsubishi Electric Corp. 65,300 929
Mitsubishi Estate Co., Ltd. 82,600 1,600
Mitsubishi Heavy Industries, Ltd. 42,100 1,702
Mitsubishi UFJ Financial Group, Inc. 820,100 4,291
Mitsui & Co., Ltd. 82,100 1,409
Mizuho Financial Group, Inc. 2,159,400 3,353
Nexon Co., Ltd.(Æ) 98,080 1,140
Nikon Corp. 80,800 1,028
Nippon Shinyaku Co., Ltd. 28,300 2,548
Nippon Telegraph & Telephone Corp. 24,834 1,231
Nippon Television Holdings, Inc. 55,500 724
Nissan Motor Co., Ltd. 290,800 1,843

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nitto Denko Corp. 18,600 1,029
Nomura Holdings, Inc. 480,100 2,181
NTT DOCOMO, Inc. 63,900 1,752
ORIX Corp. 46,400 727
Osaka Gas Co., Ltd. 17,400 340
Resona Holdings, Inc. 545,500 2,376
Sekisui House, Ltd. 42,400 914
Shimamura Co., Ltd. 15,600 1,322
Sumitomo Corp. 44,900 727
Sumitomo Electric Industries, Ltd. 17,100 234
Sumitomo Metal Mining Co., Ltd. 107,500 3,599
Sumitomo Mitsui Financial Group, Inc. 318,800 11,354
Sumitomo Mitsui Trust Holdings, Inc. 114,700 4,180
T&D Holdings, Inc. 259,100 2,886
Taisei Corp. 14,700 580
Takeda Pharmaceutical Co., Ltd. 78,800 2,851
THK Co., Ltd. 38,900 1,113
Tokio Marine Holdings, Inc. 74,600 4,024
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 68,000 314
Tokyo Gas Co., Ltd. 15,000 365
Toyota Industries Corp. 4,400 264
Toyota Motor Corp. 39,900 2,764
Yahoo! Japan Corp. 880,300 2,697
116,065
Luxembourg - 0.1%
Spotify Technology SA(Æ) 9,670 1,395
Tenaris SA 39,810 404
1,799
Netherlands - 1.6%
ABN AMRO Group NV(Þ) 59,515 1,110
Heineken NV 103,382 10,549
ING Groep NV 265,297 2,998
Koninklijke Ahold Delhaize NV 37,065 923
TNT NV - ADR 141,685 325
Unilever NV 135,955 8,038
23,943
Norway - 0.7%
DNB ASA 181,853 3,305
Norsk Hydro ASA 531,395 1,879
SpareBank 1 SR-Bank ASA 196,252 2,091
Statoil ASA Class N 58,108 1,080
Yara International ASA 63,300 2,468
10,823
Panama - 0.1%
Carnival Corp. 19,509 837
Portugal - 0.0%
Energias de Portugal SA 88,061 362
Puerto Rico - 0.2%
Popular, Inc. 56,100 3,055
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.3%
Gazprom PJSC - ADR 268,754 2,155
Lukoil PJSC - ADR 14,605 1,345
Sberbank of Russia PJSC - ADR 35,368 520
Yandex NV Class A(Æ) 26,293 878
4,898
Singapore - 0.6%
DBS Group Holdings, Ltd. 95,100 1,813
United Overseas Bank, Ltd. 368,464 7,254
9,067
South Africa - 0.2%
Anglo American Platinum, Ltd. 4,414 329
Gold Fields, Ltd. - ADR 204,724 1,266
Impala Platinum Holdings, Ltd.(Æ) 171,899 1,181
MTN Group, Ltd. 63,113 391
3,167
South Korea - 2.8%
Hyundai Mobis Co., Ltd. 8,980 1,826
KB Financial Group, Inc. 51,064 1,833
Kia Motors Corp. 63,400 2,306
KT Corp. - ADR 169,162 1,900
KT&G Corp. 20,100 1,724
LG Uplus Corp. 138,200 1,597
Samsung Electronics Co., Ltd. 533,753 23,069
Shinhan Financial Group Co., Ltd. 155,935 5,673
SK Hynix, Inc. 17,500 1,229
41,157
Spain - 1.1%
Banco de Sabadell SA - ADR 2,790,639 3,064
CaixaBank SA 812,673 2,326
Cellnex Telecom SA(Æ)(Þ) 46,283 1,996
Enagas SA 32,850 813
Endesa SA - ADR 15,641 426
Iberdrola SA 494,324 5,077
Red Electrica Corp. SA 10,638 214
Repsol SA - ADR 71,959 1,182
Telefonica SA - ADR 161,118 1,236
16,334
Sweden - 0.7%
Duni AB 68,957 925
Loomis AB Class B 51,960 2,011
Skandinaviska Enskilda Banken AB
Class A 60,568 581
SKF AB Class B 148,000 2,677
Svenska Handelsbanken AB Class A 279,747 2,801
Swedbank AB Class A 53,033 744
9,739
Switzerland - 4.6%
Adecco SA 54,080 3,206
Alcon, Inc.(Æ) 3,675 217
Baloise Holding AG 1,384 256

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
166 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chubb, Ltd. 32,095 4,892
Julius Baer Group, Ltd.(Æ) 46,732 2,063
LafargeHolcim , Ltd.(Æ) 50,799 2,621
Nestle SA 168,798 18,024
Novartis AG 173,696 15,174
Roche Holding AG 41,193 12,424
Swiss Life Holding AG 946 474
Swisscom AG 890 455
TE Connectivity, Ltd. 10,143 908
UBS Group AG(Æ) 284,133 3,355
Zurich Insurance Group AG 5,335 2,085
66,154
Taiwan - 1.9%
Innolux Corp. 1,072,000 237
MediaTek , Inc. 237,000 3,168
Shin Kong Financial Holding Co., Ltd.
(Æ) 1,252,000 395
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 459,656 23,732
27,532
Thailand - 0.6%
Kasikornbank PCL 806,100 3,724
Siam Commercial Bank PCL (The) 1,383,900 5,146
8,870
United Kingdom - 7.1%
3i Group PLC 24,707 362
Anglo American PLC 98,503 2,532
AstraZeneca PLC - ADR 251,125 12,314
Babcock International Group PLC 545,189 3,913
Barclays PLC 2,471,251 5,368
BBA Aviation PLC 439,543 1,731
Bellway PLC 67,946 2,792
BHP Billiton PLC - ADR 60,800 2,579
BP PLC 2,190,901 13,922
British Land Co. PLC (The)(ö) 60,033 485
BT Group PLC 1,093,439 2,900
Centrica PLC 523,224 494
Cineworld Group PLC 853,800 2,464
Diageo PLC 125,024 5,118
Direct Line Insurance Group PLC 105,333 372
HSBC Holdings PLC 544,946 4,121
Inchcape PLC 158,228 1,322
J Sainsbury PLC 629,837 1,661
John Wood Group PLC 70,999 312
Kingfisher PLC 606,721 1,632
Land Securities Group PLC(ö) 40,771 498
Legal & General Group PLC 204,526 700
Lloyds Banking Group PLC 1,274,629 938
London Stock Exchange Group PLC 23,637 2,132
Marks & Spencer Group PLC 190,253 447
Mondi PLC 141,100 2,929
National Grid PLC 81,310 951
Next PLC 39,300 3,363
Nomad Foods, Ltd.(Æ) 33,103 646
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pearson PLC 20,803 184
Persimmon PLC Class A 18,875 558
Prudential PLC 102,473 1,795
Rio Tinto PLC 29,802 1,548
Royal Bank of Scotland Group PLC 597,899 1,648
Royal Dutch Shell PLC Class A 43,651 1,266
Royal Dutch Shell PLC Class B 193,797 5,581
Smith & Nephew PLC 74,289 1,592
Standard Chartered PLC 473,180 4,301
Taylor Wimpey PLC 1,245,110 2,683
TechnipFMC PLC 29,284 578
Wausau Paper Corp. 174,635 2,183
102,915
United States - 47.3%
3M Co. 5,621 927
Abbott Laboratories 120,916 10,110
Adobe, Inc.(Æ) 31,360 8,716
Advanced Micro Devices, Inc.(Æ) 53,595 1,818
Aflac, Inc. 32,514 1,728
AGNC Investment Corp.(Æ) 23,165 395
ALLETE, Inc. 33,900 2,917
Alliant Energy Corp. 8,028 428
Allstate Corp. (The) 9,520 1,013
Ally Financial, Inc. 10,124 310
Alphabet, Inc. Class C(Æ) 23,704 29,869
Altria Group, Inc. 11,943 535
Amazon.com, Inc.(Æ) 2,623 4,660
American Electric Power Co., Inc. 13,714 1,294
American Express Co. 30,990 3,635
American Financial Group, Inc. 2,316 241
American Tower Corp.(ö) 6,999 1,526
Ameriprise Financial, Inc. 3,673 554
Ameris Bancorp 52,020 2,229
Amgen, Inc. 5,199 1,109
Annaly Capital Management, Inc.(ö) 65,800 591
Anthem, Inc.(Æ) 40,060 10,779
Apple, Inc. 106,975 26,611
Archer-Daniels-Midland Co. 18,900 795
AT&T, Inc. 92,027 3,542
Automatic Data Processing, Inc. 37,163 6,029
AvalonBay Communities, Inc.(ö) 5,067 1,103
Avnet, Inc. 58,400 2,310
Baker Hughes, a GE Co. LLC 30,450 652
Bank of America Corp. 556,978 17,417
Bank of New York Mellon Corp. (The) 31,085 1,453
BB&T Corp. 23,418 1,242
Becton Dickinson and Co. 17,124 4,384
Berkshire Hathaway, Inc. Class B(Æ) 11,802 2,509
Best Buy Co., Inc. 7,278 523
BlackRock, Inc. Class A 4,036 1,863
Blackstone Group, Inc. (The) Class A 125,697 6,682
Brookline Bancorp, Inc. 48,676 764
Burlington Stores, Inc.(Æ) 13,666 2,626
Capital One Financial Corp. 41,649 3,884
Cardinal Health, Inc. 4,674 231
Carter's, Inc. 22,900 2,295

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caterpillar, Inc. 86,533 11,924
CenterPoint Energy, Inc. 16,896 491
CH Robinson Worldwide, Inc. 3,489 264
Chevron Corp. 26,282 3,052
Cigna Corp. 53,433 9,536
Cimarex Energy Co. 3,123 132
Cincinnati Financial Corp. 10,149 1,149
Cisco Systems, Inc. 33,181 1,576
Citigroup, Inc. 154,473 11,100
CME Group, Inc. Class A 6,064 1,248
Coca-Cola Co. (The) 93,756 5,103
Colgate-Palmolive Co. 16,341 1,121
Comcast Corp. Class A 31,323 1,404
ConocoPhillips 28,719 1,585
Consolidated Edison, Inc. 11,547 1,065
Corteva , Inc. Class W 6,037 159
Covetrus , Inc.(Æ) 15,191 151
Crown Castle International Corp.(ö) 10,324 1,433
Cummins, Inc. 8,250 1,423
CVS Health Corp. 17,864 1,186
Danaher Corp. 2,372 327
Devon Energy Corp. 24,519 497
Dime Community Bancshares, Inc. 43,761 844
Dover Corp. 24,611 2,557
Dow, Inc. 6,037 305
DR Horton, Inc. 210,323 11,015
DTE Energy Co. 6,998 891
Duke Energy Corp. 13,105 1,235
DuPont de Nemours, Inc. 6,037 398
Eastman Chemical Co. 4,852 369
Eaton Corp. PLC 13,593 1,184
Edison International 9,923 624
Emerson Electric Co. 5,643 396
EOG Resources, Inc. 4,647 322
Everest Re Group, Ltd. 1,265 325
Evergy , Inc. 7,496 479
Eversource Energy 10,994 921
Exact Sciences Corp.(Æ) 13,002 1,131
Exelon Corp. 36,080 1,641
Exxon Mobil Corp. 46,454 3,139
Facebook, Inc. Class A(Æ) 63,175 12,107
Fidelity National Financial, Inc. 11,609 532
Fifth Third Bancorp 254,021 7,387
Ford Motor Co. 141,339 1,214
Franklin Resources, Inc. 90,718 2,499
General Dynamics Corp. 16,078 2,843
General Mills, Inc. 23,681 1,204
General Motors Co. 37,630 1,398
Genuine Parts Co. 5,040 517
Gilead Sciences, Inc. 106,870 6,809
GoDaddy , Inc. Class A(Æ) 32,424 2,109
Goldman Sachs Group, Inc. (The) 4,301 918
Guidewire Software, Inc.(Æ) 27,427 3,092
Haemonetics Corp.(Æ) 26,253 3,170
Halliburton Co. 296,754 5,713
Hartford Financial Services Group, Inc. 10,460 597
HCA Healthcare, Inc. 4,112 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HD Supply Holdings, Inc.(Æ) 5,215 206
Helmerich & Payne, Inc. 11,173 419
Henry Schein, Inc.(Æ) 3,907 245
Hewlett Packard Enterprise Co. Class H 127,674 2,095
HollyFrontier Corp. 16,741 920
Home Depot, Inc. (The) 4,376 1,027
Honeywell International, Inc. 6,057 1,046
Host Hotels & Resorts, Inc.(ö) 20,327 333
HP, Inc.(Æ) 55,785 969
Huntington Bancshares, Inc. 35,093 496
Ingevity Corp.(Æ) 17,976 1,514
Insulet Corp.(Æ) 23,070 3,353
Intel Corp. 57,345 3,242
Intercontinental Exchange, Inc. 82,793 7,809
International Bancshares Corp. 63,418 2,598
International Business Machines Corp. 8,928 1,194
Interpublic Group of Cos., Inc. (The) 9,866 215
Intuitive Surgical, Inc.(Æ) 3,955 2,187
JM Smucker Co. (The) 30,529 3,227
Johnson & Johnson 21,205 2,800
Johnson Controls International PLC(Æ) 31,045 1,345
Jones Lang LaSalle, Inc. 1,408 206
JPMorgan Chase & Co. 109,573 13,688
Juniper Networks, Inc. 8,481 210
Kellogg Co. 9,821 624
Kohl's Corp. 4,118 211
Kraft Heinz Foods Co. 16,893 546
Kroger Co. (The) 111,125 2,738
L Brands, Inc. 63,800 1,087
L3Harris Technologies, Inc. 2,897 598
Lam Research Corp. 5,119 1,387
Lamb Weston Holdings, Inc. 51,168 3,993
Lennar Corp. Class A 170,180 10,143
Lennar Corp. Class B 3,222 151
Lockheed Martin Corp. 18,760 7,067
Lowe's Cos., Inc. 25,696 2,868
LyondellBasell Industries NV Class A 10,942 981
M&T Bank Corp. 4,310 675
Marathon Petroleum Corp. 72,556 4,640
Marriott Vacations Worldwide Corp. 14,043 1,544
Marvell Technology Group, Ltd. 106,133 2,589
MasterCard, Inc. Class A 38,177 10,568
McDonald's Corp. 2,257 444
McKesson Corp. 6,271 834
Merck & Co., Inc. 54,193 4,696
MetLife, Inc. 28,997 1,357
Micron Technology, Inc.(Æ) 79,535 3,782
Microsoft Corp. 325,310 46,639
Mimecast, Ltd.(Æ) 31,938 1,268
Mondelez International, Inc. Class A 74,511 3,908
National Oilwell Varco, Inc. 24,931 564
NextEra Energy, Inc. 51,162 12,194
Northern Trust Corp. 6,410 639
Nucor Corp. 9,473 510
Occidental Petroleum Corp. 23,007 932
OGE Energy Corp. 16,547 713
Omnicom Group, Inc. 15,109 1,166

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
168 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oracle Corp. 8,989 490
PACCAR Financial Corp. 11,101 844
Penumbra, Inc.(Æ) 9,151 1,427
PepsiCo, Inc. 64,158 8,801
Pfizer, Inc. 393,211 15,088
Philip Morris International, Inc. 118,338 9,637
Phillips 66 17,489 2,043
Pinnacle West Capital Corp. 3,845 362
Pinterest, Inc. Class A(Æ) 117,656 2,958
PNC Financial Services Group, Inc.
(The) 12,704 1,864
PPL Corp. 33,230 1,113
Principal Financial Group, Inc. 9,991 533
Procter & Gamble Co. (The) 100,040 12,456
Progressive Corp. (The) 20,016 1,395
Prudential Financial, Inc. 11,131 1,014
Public Service Enterprise Group, Inc. 17,352 1,099
Quest Diagnostics, Inc. 33,121 3,354
Regions Financial Corp. 34,570 557
Schlumberger, Ltd. 41,161 1,346
ServiceNow , Inc.(Æ) 6,942 1,716
Skyworks Solutions, Inc. 4,728 431
Snap-on, Inc. 1,401 228
Southern Co. (The) 23,425 1,468
Splunk , Inc.(Æ) 17,039 2,044
State Street Corp. 11,871 784
Stryker Corp. 20,707 4,478
SunTrust Banks, Inc. 9,786 669
Symantec Corporation(Æ) 14,237 326
Synchrony Financial 48,599 1,719
T Rowe Price Group, Inc. 7,720 894
Target Corp. 25,066 2,680
Texas Instruments, Inc. 2,138 252
Thermo Fisher Scientific, Inc. 6,140 1,854
Torchmark Corp.(Æ) 5,044 491
Travelers Cos., Inc. (The) 11,428 1,498
Tyson Foods, Inc. Class A 39,446 3,266
Uber Technologies, Inc.(Æ) 70,299 2,214
UGI Corp. 10,880 519
Under Armour , Inc. Class A(Æ) 102,777 2,122
Under Armour , Inc. Class C(Æ) 25,344 469
Union Pacific Corp. 6,891 1,140
United Technologies Corp. 12,810 1,839
UnitedHealth Group, Inc. 114,120 28,839
Universal Health Services, Inc. Class B 2,092 288
US Bancorp 35,589 2,029
Valero Energy Corp. 19,335 1,875
Verizon Communications, Inc. 251,561 15,212
Viacom, Inc. Class B 8,156 176
Visa, Inc. Class A 47,059 8,417
Walgreens Boots Alliance, Inc. 15,699 860
Walmart, Inc. 22,582 2,648
Walt Disney Co. (The) 18,080 2,349
Waste Management, Inc. 12,891 1,446
Webster Financial Corp. 45,000 1,985
WEC Energy Group, Inc.(Æ) 11,520 1,087
Wells Fargo & Co. 311,284 16,072
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WESCO International, Inc.(Æ) 42,600 2,136
Western Union Co. (The) 137,497 3,446
Workday, Inc. Class A(Æ) 12,363 2,005
WR Berkley Corp. 4,068 284
Xcel Energy, Inc. 8,234 523
Xerox Corp. 7,307 248
Zebra Technologies Corp. Class A(Æ) 12,798 3,044
Zimmer Biomet Holdings, Inc. 3,779 522
687,032
Virgin Islands, British - 0.2%
APi Group Corp.(Æ)(Š)(Þ) 234,340 2,226
Ocelot Partners, Ltd.(Æ)(Þ) 27,049 209
2,435
Total Common Stocks
(cost $1,091,233) 1,389,858
Investments in Other Funds - 0.6%
Vanguard FTSE All-World ex-US ETF
Class U
168,510 8,698
Total Investments in Other Funds
(cost $8,363) 8,698
Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
APi Group Corp.(Æ)
2020 Warrants  1 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 37,951,339 (∞) 37,966
United States Treasury Bills
1.506% due 12/05/19 (ž)(§) 2,200 2,197
1.559% due 03/26/20 (ž)(§) 5,000 4,969
1.556% due 05/21/20 (ž)(§) 1,900 1,884
47,016
Total Short-Term Investments
(cost $46,997) 47,016
Other Securities - 1.0%
U.S. Cash Collateral Fund(×)(@) 14,745,464 (∞) 14,745
Total Other Securities
(cost $14,745) 14,745
Total Investments 100.5%
(identified cost $1,161,338) 1,460,317
Other Assets and Liabilities, Net
- (0.5%)
(7,563)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
1,452,754

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
170 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.5%
ABN AMRO Group NV 3/08/19 EUR 59,515 18.13 1,079
1,110
APi Group Corp. 10/05/17 234,340 10.10 2,368
2,226
Cellnex Telecom SA 6/14/19 EUR 46,283 37.20 1,722
1,996
Ocelot Partners, Ltd. 3/08/17 27,049 9.99 270
209
Worldline SA 6/07/19 EUR 23,916 66.75 1,596
1,453
6,994
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 399 EUR 14,400 12/19
438
MSCI EAFE Index Futures 71 USD 6,948 12/19
79
S&P 500 E-Mini Index Futures 377 USD 57,224 12/19
570
S&P Energy Select Sector Index Futures 186 USD 10,805 12/19
(534)
TOPIX Index Futures 246 JPY 4,104,510 12/19
2,952
Short Positions
FTSE 100 Index Futures 171 GBP 12,391 12/19
130
Hang Seng Index Futures 22 HKD 29,682 11/19
(23)
MSCI Emerging Markets Index Futures 1,441 USD 75,033 12/19
(833)
NASDAQ 100 E-Mini Index Futures 75 USD 12,135 12/19
(272)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,507
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,621 AUD 3,804 12/18/19 4
Bank of Montreal USD 4,255 CAD 5,592 12/18/19 (8)
Bank of Montreal USD 8,733 JPY 929,539 12/18/19 (101)
Bank of Montreal CHF 4,956 USD 5,046 12/18/19 5
Bank of Montreal EUR 2,899 USD 3,230 12/18/19 (14)
Bank of Montreal GBP 3,432 USD 4,252 12/18/19 (200)
Bank of Montreal NOK 39,722 USD 4,457 12/18/19 137
Bank of Montreal SEK 44,102 USD 4,595 12/18/19 15
Bank of New York USD 2,620 AUD 3,804 12/18/19 6
Bank of New York USD 4,256 CAD 5,592 12/18/19 (9)
Bank of New York USD 8,734 JPY 929,539 12/18/19 (102)
Bank of New York CHF 4,956 USD 5,044 12/18/19 3
Bank of New York EUR 2,899 USD 3,225 12/18/19 (18)
Bank of New York GBP 3,432 USD 4,243 12/18/19 (209)
Bank of New York NOK 39,722 USD 4,457 12/18/19 136
Bank of New York SEK 44,102 USD 4,595 12/18/19 16
Citigroup USD 2,620 AUD 3,804 12/18/19 5
Citigroup USD 4,255 CAD 5,592 12/18/19 (8)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 171
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 8,732 JPY 929,539 12/18/19 (100)
Citigroup CHF 4,956 USD 5,046 12/18/19 5
Citigroup EUR 2,899 USD 3,227 12/18/19 (16)
Citigroup GBP 3,432 USD 4,253 12/18/19 (199)
Citigroup NOK 39,722 USD 4,459 12/18/19 138
Citigroup SEK 44,102 USD 4,596 12/18/19 17
Royal Bank of Canada USD 2,623 AUD 3,804 12/18/19 3
Royal Bank of Canada USD 4,257 CAD 5,592 12/18/19 (10)
Royal Bank of Canada USD 8,742 JPY 929,539 12/18/19 (111)
Royal Bank of Canada CHF 4,956 USD 5,050 12/18/19 8
Royal Bank of Canada EUR 2,899 USD 3,227 12/18/19 (16)
Royal Bank of Canada GBP 3,432 USD 4,255 12/18/19 (196)
Royal Bank of Canada NOK 39,722 USD 4,462 12/18/19 141
Royal Bank of Canada SEK 44,102 USD 4,602 12/18/19 22
Standard Chartered USD 2,620 AUD 3,804 12/18/19 6
Standard Chartered USD 4,256 CAD 5,592 12/18/19 (9)
Standard Chartered USD 8,733 JPY 929,539 12/18/19 (101)
Standard Chartered CHF 4,956 USD 5,043 12/18/19 2
Standard Chartered EUR 2,899 USD 3,226 12/18/19 (18)
Standard Chartered GBP 3,432 USD 4,245 12/18/19 (207)
Standard Chartered NOK 39,722 USD 4,456 12/18/19 135
Standard Chartered SEK 44,102 USD 4,595 12/18/19 16
State Street USD 3 HKD 24 12/18/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(832)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 298 $ — $ —
$ —
$ 298 — *
Australia — 3,814 —
—
3,814 0.3
Austria — 2,767 —
—
2,767 0.2
Belgium — 6,539 —
—
6,539 0.5
Bermuda 444 — —
—
444 — *
Brazil 1,343 — —
—
1,343 0.1
Canada 36,749 — —
—
36,749 2.5
Cayman Islands 1,245 — —
—
1,245 0.1
China 5,393 13,131 —
—
18,524 1.3
Colombia 2,715 — —
—
2,715 0.2
Denmark — 2,322 —
—
2,322 0.2
Finland — 5,747 —
—
5,747 0.4
France — 65,471 —
—
65,471 4.5
Germany 589 33,634 —
—
34,223 2.4

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
172 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Hong Kong — 11,671 —
—
11,671 0.8
India 16,581 — —
—
16,581 1.1
Indonesia — 3,002 —
—
3,002 0.2
Ireland 17,816 3,492 —
—
21,308 1.5
Italy — 18,911 —
—
18,911 1.3
Japan — 116,065 —
—
116,065 8.0
Luxembourg 1,395 404 —
—
1,799 0.1
Netherlands — 23,943 —
—
23,943 1.6
Norway — 10,823 —
—
10,823 0.7
Panama 837 — —
—
837 0.1
Portugal — 362 —
—
362 — *
Puerto Rico 3,055 — —
—
3,055 0.2
Russia 878 4,020 —
—
4,898 0.3
Singapore — 9,067 —
—
9,067 0.6
South Africa 1,266 1,901 —
—
3,167 0.2
South Korea 1,900 39,257 —
—
41,157 2.8
Spain — 16,334 —
—
16,334 1.1
Sweden — 9,739 —
—
9,739 0.7
Switzerland 5,800 60,354 —
—
66,154 4.6
Taiwan 23,732 3,800 —
—
27,532 1.9
Thailand — 8,870 —
—
8,870 0.6
United Kingdom 16,117 86,798 —
—
102,915 7.1
United States 687,032 — —
—
687,032 47.3
Virgin Islands, British 209 — 2,226
—
2,435 0.2
Investments in Other Funds 8,698 — — — 8,698 0.6
Warrants & Rights — — — — — —
Short-Term Investments — 9,050 — 37,966 47,016 3.2
Other Securities — — — 14,745 14,745 1.0
Total Investments 834,092 571,288 2,226 52,711 1,460,317 100 .5
Other Assets and Liabilities, Net (0.5)
100.0
Other Financial Instruments
Assets
Futures Contracts 4,169 — — — 4,169 0.3
Foreign Currency Exchange Contracts — 820 — — 820 0.1
A
Liabilities
Futures Contracts (1,662) — — — (1,662) (0.1)
Foreign Currency Exchange Contracts — (1,652) — — (1,652) (0.1)
Total Other Financial Instruments
**
$ 2,507 $ (832) $ — — $ 1,675

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 173
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
116,477
Consumer Staples ...................................................................
91,495
Energy ....................................................................................
87,989
Financial Services ...................................................................
380,570
Health Care .............................................................................
176,064
Materials and Processing ........................................................
71,791
Producer Durables ..................................................................
126,779
Technology ..............................................................................
245,088
Utilities ...................................................................................
102,303
Warrants & Rights ..................................................................
—
Short-Term Investments ..........................................................
47,016
Other Securities ......................................................................
14,745
Total Investments .................................................................... 1,460,317

See accompanying notes which are an integral part of the financial statements.
174 Global Equity Fund
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 820
Variation margin on futures contracts* 4,169 —
Total
$ 4,169 $ 820
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,662 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,652
Total
$ 1,662 $ 1,652
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (4,153) $ —
Foreign currency exchange contracts — 6,223
Total
$ (4,153) $ 6,223
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,661) $ —
Foreign currency exchange contracts — (832)
Total
$ (1,661) $ (832)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 175
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 14,179 $ — $ 14,179
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 820 — 820
Total Financial and Derivative Assets
14,999 — 14,999
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 14,999 $ — $ 14,999
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,190 $ — $ 4,190 $ —
Bank of Montreal
161 161 — —
Bank of New York
161 161 — —
Citigroup
6,132 164 5,967 1
HSBC
1,71 1 — 1,71 1 —
Morgan Stanley
2,311 — 2,311 —
Royal Bank of Canada
175 175 — —
Standard Chartered
158 158 — —
Total
$ 14,99 9 $ 819 $ 14,17 9 $ 1

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
176 Global Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,652 $ — $ 1,652
Total Financial and Derivative Liabilities
1,652 — 1,652
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,652 $ — $ 1,652
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 323 $ 161 $ — $ 162
Bank of New York 338 161 — 177
Citigroup 323 164 — 159
Royal Bank of Canada 334 175 — 159
Standard Chartered 33 4 158 — 17 6
Total
$ 1,65 2 $ 819 $ — $ 83 3
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 177
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,161,338
Investments, at fair value(*)(>) ......................................................................................................................................................
1,460,317
Foreign currency holdings(^) ......................................................................................................................................................... 2,378
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 820
Receivables:
Dividends and interest ....................................................................................................................................................... 2,632
Dividends from affiliated funds .......................................................................................................................................... 59
Fund shares sold ................................................................................................................................................................ 547
Foreign capital gains taxes recoverable ............................................................................................................................. 1,499
From broker(a) ................................................................................................................................................................... 1,807
Variation margin on futures contracts ................................................................................................................................. 2,516
Total assets .................................................................................................................................................
1,472,575
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 101
Fund shares redeemed ....................................................................................................................................................... 1,843
Accrued fees to affiliates .................................................................................................................................................... 1,277
Other accrued expenses ..................................................................................................................................................... 203
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,652
Payable upon return of securities loaned ....................................................................................................................................... 14,745
Total liabilities .............................................................................................................................................
19,821
Net Assets ............................................................................................................................................................
$ 1,452,754

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
178 Global Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 393,666
Shares of beneficial interest ...........................................................................................................................................................
1,446
Additional paid-in capital ..............................................................................................................................................................
1, 057,64 2
Net Assets ............................................................................................................................................................
$ 1,452,754
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.59
Class A — Net assets ............................................................................................................................................................. $ 10,217,497
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,023,839
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.80
Class C — Net assets ............................................................................................................................................................. $ 6,091,003
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 621,347
Net asset value per share: Class E(#) ............................................................................................................................................. $ 10.06
Class E — Net assets ............................................................................................................................................................. $ 444,293
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 44,169
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.03
Class M — Net assets ............................................................................................................................................................ $ 117,839,902
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 11,744,735
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.05
Class S — Net assets ............................................................................................................................................................. $ 643,088,722
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 64,000,077
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.06
Class Y — Net assets ............................................................................................................................................................. $ 675,072,777
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 67,126,665
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,373
(*)     Securities on loan included in investments $ 14,179
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 52, 711
(a)     Receivable from Broker for Futures $ 1,807
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 179
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 45,220
Dividends from affiliated funds ......................................................................................................................................... 880
Interest .............................................................................................................................................................................. 380
Securities lending income (net) ......................................................................................................................................... 186
Less foreign taxes withheld ............................................................................................................................................... (2,545)
Total investment income ...............................................................................................................................................................
44,121
Expenses
Advisory fees .................................................................................................................................................................... 14,668
Administrative fees ........................................................................................................................................................... 756
Custodian fees ................................................................................................................................................................... 293
Distribution fees - Class A ................................................................................................................................................ 28
Distribution fees - Class C ................................................................................................................................................ 50
Transfer agent fees - Class A ............................................................................................................................................. 22
Transfer agent fees - Class C ............................................................................................................................................. 13
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 15 6
Transfer agent fees - Class S ............................................................................................................................................. 1,485
Transfer agent fees - Class Y ............................................................................................................................................. 30
Professional fees ............................................................................................................................................................... 159
Registration fees ............................................................................................................................................................... 133
Shareholder servicing fees - Class C ................................................................................................................................. 17
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 60
Printing fees ...................................................................................................................................................................... 111
Miscellaneous ................................................................................................................................................................... 45
Expenses before reductions .............................................................................................................................................. 18,028
Expense reductions ........................................................................................................................................................... (788)
Net expenses .................................................................................................................................................................................
17,240
Net investment income (loss) ........................................................................................................................................................
26,881
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 96,0 43
Investments in affiliated funds .......................................................................................................................................... 13
Futures contracts .............................................................................................................................................................. (4,153)
Foreign currency exchange contracts ................................................................................................................................ 6,223
Foreign currency-related transactions ............................................................................................................................... (152)
Net realized gain (loss) ..................................................................................................................................................................
97,974
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 34,84 3
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (1,661)
Foreign currency exchange contracts ................................................................................................................................ (832)
Foreign currency-related transactions ............................................................................................................................... (94)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 32,257
Net realized and unrealized gain (loss) ......................................................................................................................................... 130,231
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 157,112

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
180 Global Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 26,881 $ 17,871
Net realized gain (loss) ...................................................................................................................... 97,974 225,659
Net change in unrealized appreciation (depreciation) ....................................................................... 32,257 (217,066)
Net increase (decrease) in net assets from operations ............................................................................. 157,112 26,464
Distributions
To shareholders
Class A .......................................................................................................................................... (1,508) (1,585)
Class C .......................................................................................................................................... (871) (1,139)
Class E .......................................................................................................................................... (79) (97)
Class M ......................................................................................................................................... (6,38 6 ) (8,345)
Class S ........................................................................................................................................... (108,040) (139,321)
Class Y .......................................................................................................................................... (94,714) (106,866)
Net decrease in net assets from distributions .......................................................................................... (211,598) (257,353)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (206,405) (234,447)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(260,891) (465,336)
Net Assets
Beginning of period .................................................................................................................................
1,713,64 5 2,178,981
End of period ..........................................................................................................................................
$ 1,452,75 4 $ 1,713,645

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 181
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 56 $ 529 333 $ 3,663
Proceeds from reinvestment of distributions 177 1,490 143 1,536
Payments for shares redeemed (458) (4,371) (356) (3,908)
Net increase (decrease)
(225) (2,352) 120 1,291
Class C
Proceeds from shares sold 26 237 57 617
Proceeds from reinvestment of distributions 104 864 107 1,136
Payments for shares redeemed (232) (2,138) (300) (3,259)
Net increase (decrease)
(102) (1,037) (136) (1,506)
Class E
Proceeds from shares sold 2 18 1 15
Proceeds from reinvestment of distributions 8 70 8 86
Payments for shares redeemed (27) (262) (20) (214)
Net increase (decrease)
(17) (174) (11) (113)
Class M
Proceeds from shares sold 8,170 77,396 2,308 26,054
Proceeds from reinvestment of distributions 757 6,385 775 8,345
Payments for shares redeemed (2,066) (19,801) (3,410) (37,564)
Net increase (decrease)
6,861 63,980 (327) (3,165)
Class S
Proceeds from shares sold 10,181 95,743 16,775 186,143
Proceeds from reinvestment of distributions 12,567 106,320 12,721 137,259
Payments for shares redeemed (44,548) (424,782) (43,478) (480,793)
Net increase (decrease)
(21,800) (222,719) (13,982) (157,391)
Class Y
Proceeds from shares sold 3,691 33,587 4,077 44,422
Proceeds from reinvestment of distributions 11,209 94,714 9,904 106,865
Payments for shares redeemed (18,091) (172,404) (19,982) (224,850)
Net increase (decrease)
(3,191) (44,103) (6,001) (73,563)
Total increase (decrease)
(18,474) $ (206,405) (20,337) $ (234,447)

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
182 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
October 31, 2017 10.35 .06 2.21 2.27 (.12) (.69)
October 31, 2016 11.40 .07 (.01) .06 (.16) (.95)
October 31, 2015 11.72 .09 .32 .41 (.15) (.58)
Class C
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
October 31, 2017 10.21 (.02) 2.18 2.16 (.04) (.69)
October 31, 2016 11.24 (.01) (.01) (.02) (.06) (.95)
October 31, 2015 11.55 — (f) .33 .33 (.06) (.58)
Class E
October 31, 2019 10.51 .13 .74 .87 (.10) (1.22)
October 31, 2018 11.83 .06 (.03) .03 — (1.35)
October 31, 2017 10.37 .01 2.27 2.28 (.13) (.69)
October 31, 2016 11.41 .07 — (f) .07 (.16) (.95)
October 31, 2015 11.72 .09 .32 .41 (.14) (.58)
Class M
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
October 31, 2017(8) 10.64 .04 1.20 1.24 — —
Class S
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
October 31, 2017 10.40 .09 2.22 2.31 (.15) (.69)
October 31, 2016 11.45 .09 — (f) .09 (.19) (.95)
October 31, 2015 11.77 .12 .32 .44 (.18) (.58)
Class Y
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)
October 31, 2017 10.42 .11 2.23 2.34 (.17) (.69)
October 31, 2016 11.48 .12 (.02) .10 (.21) (.95)
October 31, 2015 11.79 .14 .33 .47 (.20) (.58)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 183
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.81) 11.81 23.41 13,331 1.49 1.49 .58 90
(1.11) 10.35 1.02 12,807 1.50 1.50 .72 46
(.73) 11.40 3.56 13,589 1.49 1.49 .75 47
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.73) 11.64 22.47 10,011 2.24 2.24 (.15) 90
(1.01) 10.21 .24 11,059 2.25 2.25 (.06) 46
(.64) 11.24 2.87 13,356 2.24 2.24 — (i) 47
(1.32) 10.06 10.62 444 1.48 1.44 1.38 53
(1.35) 10.51 (.06) 641 1.49 1.48 .50 60
(.82) 11.83 23.40 846 1.48 1.48 .06 90
(1.11) 10.37 1.04 42,161 1.50 1.50 .69 46
(.72) 11.41 3.59 46,407 1.49 1.49 .75 47
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
— 11.88 11.65 61,922 1.24 1.14 .57 90
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.84) 11.87 23.74 1,184,587 1.24 1.24 .87 90
(1.14) 10.40 1.26 1,659,879 1.25 1.25 .94 46
(.76) 11.45 3.80 1,976,080 1.24 1.24 .99 47
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60
(.86) 11.90 24.05 908,284 1.04 1.04 .99 90
(1.16) 10.42 1.40 659,411 1.05 1.05 1.14 46
(.78) 11.48 4.09 788,997 1.04 1.04 1.20 47

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
184 Global Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 1,075,488
Administration fees 60,740
Distribution fees 5,922
Shareholder servicing fees 1,369
Transfer agent fees 130,712
Trustee fees 3,025
$ 1,277,256
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 11,011 $ 287,476 $ 283,742 $ — $ — $ 14,745 $ 671 $ —
U.S. Cash Management Fund 25,881 751,311 739,240 13 1 37,966 880 —
$ 36,892 $ 1,038,787 $ 1,022,982 $ 13 $ 1 $ 52,711 $ 1,551 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,169,815,043 $ 350,010,422 $ (56,580,069) $ 293,430,353 $ 30,840,544 $ 69,456,295
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 72,180,034 $ 139,419,063 $ — $ 88,570,031 $ 168,783,205 $ —
Total distributable earnings (losses)
$ (14,075)
Additional paid-in capital
14,075

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
186 Emerging Markets Fund
Emerging Markets Fund
-
Class A
‡
Total
Return
1 Year 3 .35%
5 Years 0 .52%§
10 Years 2 .90%§
Emerging Markets Fund
-
Class C
Total
Return
1 Year 8 .80%
5 Years 0 .97%§
10 Years 2 .74%§
Emerging Markets Fund
-
Class E
Total
Return
1 Year 9 .63%
5 Years 1 .72%§
10 Years 3 .52%§
Emerging Markets Fund
-
Class M
‡‡
Total
Return
1 Year 10 .07%
5 Years 2 .03%§
10 Years 3 .80%§
Emerging Markets Fund
-
Class R6
‡‡‡
Total
Return
1 Year 10 .12%
5 Years 2 .16%§
10 Years 3 .96%§
Emerging Markets Fund
-
Class S
Total
Return
1 Year 9.97%
5 Years 1.99%§
10 Years 3.77%§
Emerging Markets Fund
-
Class Y
Total
Return
1 Year 10.15%
5 Years 2.18%§
10 Years 3.96%§
MSCI Emerging Markets Index (Net) **
Total
Return
1 Year 1 1 . 86%
5 Years 2. 93%§
10 Years 3. 78%§
Emerging Markets Linked Benchmark ***
Total
Return
1 Year 11.86%
5 Years 3 . 07%§
10 Years 4 . 12%§

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Emerging Markets Fund 187
The Emerging Markets Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities
and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2019, the Fund had seven money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class R6, Class S and Class Y Shares
gained 9.65%, 8.80%, 9.63%, 10.07%, 10.12%, 9.97% and
10.15%, respectively. This is compared to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), which gained 11.86%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Diversified Emerging Markets Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 13.06%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal period, emerging market (“EM”) equities
experienced a meaningful drawdown during the latter part of
2018 as the U.S.-China trade war weighed on investor sentiment.
Expensive growth companies were particularly hard hit during this phase, while companies exhibiting low volatility generally fared the best. The market saw a rather extreme reversal of these dynamics from the first quarter of 2019 onwards, with growth-
oriented companies leading the market recovery in 2019 and low volatility and value stocks generally trailing the wider index.
Information technology stood out as the strongest performing sector over the period, with health care and materials as the weakest performers. Russia extended the strong performance
from last year as the strongest performing EM market over the period. Amongst other large markets, Taiwan, India and Brazil also outperformed. Chinese stocks within the index finished the fiscal year slightly ahead of the index, but the China A-shares component delivered strong outperformance despite the ongoing trade negotiations. The China A-shares market was supported by passive flows related to its gradual inclusion in the MSCI indices.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative tilt towards small and midcap
companies detracted from performance, as these capitalizations underperformed the wider market. The Fund’s tilt towards value and momentum was also not rewarded during the year. The Fund’s overweight to information technology and stock selection within the sector was rewarded, but an underweight to the consumer
discretionary sector detracted. Stock selection within materials and industrials was also rewarded. From a country perspective, the Fund’s overweight to Argentina and underweight to Taiwan detracted, whereas the positioning in Saudi Arabia (overweight before inclusion in the index in May 2019 and underweight
thereafter) as well as the underweight to Malaysia positively contributed. The Fund also benefited from strong stock selection within China A-shares, Taiwan and Brazil.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Oaktree
Capital Management, L.P. (“Oaktree”), which utilizes a bottom-
up approach to identify relative value opportunities, was the best performing money manager for the period and outperformed the
Fund’s benchmark. The manager’s underweight to Malaysia and
overweight to Russia positively contributed, as did stock selection within China, South Africa, Indonesia and Taiwan. Oaktree’s
stock selection across sectors, but particularly within financials and materials, was also strongly positive.
Numeric Investors LLC (“Numeric”) was the worst performing
manager for the period and underperformed the Fund’s benchmark.
The manager’s systematic approach emphasizing value and
momentum was not rewarded over the fiscal year. Numeric’s
exposure in Argentina and stock selection across China, India and South Korea detracted. Stock selection across sectors, but particularly within communication services, financials and
industrials, was also detrimental.

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
188 Emerging Markets Fund
During the period, RIM managed a positioning strategy designed to manage Fund-level exposures, including style, factor, currency and country, through the direct purchase of emerging markets stocks. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the period, the model sought stocks that were cheaper than their historic averages, stocks that exhibited higher momentum as well as stocks that displayed less volatility than the market. During the fiscal year, the positioning strategy underperformed the Fund’s benchmark.
The strategy’s overweight to Saudi Arabia before its inclusion in the Fund’s benchmark in May and underweight following this
event positively contributed, as did the strategy’s overweight to
Brazil and India, but individual stock positions in China, South
Korea and India detracted. In addition to its positioning strategy,
RIM tactically utilized index futures, swaps and currency
forwards to seek to position the portfolio in line with RIM’s preferred positioning. These positions were marginally negative for Fund performance, as a long futures position in Korea
detracted whereas a long futures position in Taiwan contributed positively. These positions were established to help mitigate some of the Fund’s structural underweight to these markets. The Fund suffered a marginal loss from a long position in the South African
Rand, established to manage benchmark relative risk at the Fund level.
During the period, RIM equitized the Fund’s cash using index futures contracts to provide the Fund with full market exposure.
This had a positive impact on the Fund’s absolute performance for the period, as emerging markets produced positive returns for the year.
Describe any changes to the Fund’s structure or the money
manager line-up.
In March 2019, RIM terminated Harding Loevner LP.
In June 2019, RIM determined to no longer allocate Fund assets to Axiom International Investors LLC’s strategy and replaced the strategy with Neuberger Berman Investments Advisors, LLC.
Neuberger’s strategy generally invests in stocks of companies with consistent growth characteristics trading at a reasonable price.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
AllianceBernstein L.P. Value
Axiom International Investors, LLC Growth
Consilium Investment Management, LLC Market Oriented
Neuberger Berman Investment Advisers,
LLC Growth
Numeric Investors LLC Market Oriented
Oaktree Capital Management, L.P. Market Oriented
Westwood Management Corporation Growth

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Emerging Markets Fund 189
* Assumes initial investment on November 1, 2009.
** The MSCI Emerging Markets Index (Net) is a free float‐adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of 24 emerging market country indexes.
*** The Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2010, the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) from January 1, 2011 through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)
thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to the date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
190 Emerging Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 986.60 $ 1,017.04
Expenses Paid During Period* $ 8.11 $ 8.24
* Expenses are equal to the Fund's annualized expense ratio of 1.62%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 983.30 $ 1,013.26
Expenses Paid During Period* $ 11.85 $ 12.03
* Expenses are equal to the Fund's annualized expense ratio of 2.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 986.70 $ 1,017.09
Expenses Paid During Period* $ 8.06 $ 8.19
* Expenses are equal to the Fund's annualized expense ratio of 1.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Emerging Markets Fund 191
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 988.80 $ 1,018.75
Expenses Paid During Period* $ 6.42 $ 6.51
* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 988.90 $ 1,018.95
Expenses Paid During Period* $ 6.22 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 988.30 $ 1,018.30
Expenses Paid During Period* $ 6.87 $ 6.97
* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 989.40 $ 1,019.16
Expenses Paid During Period* $ 6.02 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
192 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.7%
Argentina - 0.4%
Banco Macro SA - ADR 32,888 753
Bolsas y Mercados Argentinos SA 529,088 2,447
Cresud SACIF y A - ADR 221,179 1,132
Globant SA(Æ) 4,900 457
Pampa Energia SA - ADR(Æ)(Ñ) 92,174 1,435
YPF SA - ADR 151,788 1,421
7,645
Australia - 0.0%
Minmetals Resources, Ltd.(Æ) 2,468,000 514
Bangladesh - 0.6%
Beximco Pharmaceuticals, Ltd. 2,785,506 2,546
BRAC Bank, Ltd.(Æ) 4,274,516 2,554
GrameenPhone , Ltd. 771,362 2,889
Square Pharmaceuticals, Ltd. 1,062,939 2,943
10,932
Brazil - 6.3%
Afya , Ltd. Class A(Æ)(Ñ) 71,965 1,943
Ambev SA - ADR 495,500 2,136
Atacadao SA(Æ) 805,300 3,837
Azul SA - ADR(Æ)(Ñ) 106,605 4,155
B3 SA - Brasil Bolsa Balcao 1,145,063 13,813
Banco Bradesco SA 234,180 1,918
Banco Bradesco SA - ADR 39,000 342
Banco BTG Pactual SA 115,594 1,872
Banco do Brasil SA(Æ) 441,400 5,300
Banco Santander Brasil SA 116,300 1,365
Banco Santander Brasil SA - ADR 24,500 288
BB Seguridade Participacoes SA 204,800 1,735
BK Brasil Operacao e Assessoria a
Restaurantes SA 870,900 4,061
BR Malls Participacoes SA 463,303 1,773
BRF SA - ADR(Æ) 579,199 5,074
BRF SA(Æ) 43,000 381
Centrais Eletricas Brasileiras SA 161,100 1,589
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR 54,900 743
Embraer SA 582,100 2,544
Energisa SA 551,700 6,592
Grendene SA 546,712 1,359
JBS SA 942,700 6,650
Light SA 273,600 1,358
Localiza Rent a Car SA 292,700 3,151
Minerva SA(Æ) 947,600 2,443
Neoenergia SA 230,000 1,202
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 110,373 4,093
Petroleo Brasileiro SA - ADR 757,292 11,685
Petroleo Brasileiro SA 83,900 684
Porto Seguro SA 91,927 1,316
Qualicorp SA 194,600 1,548
Raia Drogasil SA(Æ) 47,581 1,305
Sul America SA 122,946 1,480
TIM Participacoes SA(Æ) 195,700 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ultrapar Participacoes SA 224,800 1,058
Vale SA(Æ) 128,700 1,515
YDUQS Part 425,300 4,162
107,027
Cambodia - 0.0%
NagaCorp , Ltd. 466,685 848
Canada - 0.2%
Barrick Gold Corp. 55,760 969
Parex Resources, Inc.(Æ) 135,130 1,831
2,800
Chile - 0.2%
Cia Cervecerias Unidas SA - ADR 105,625 1,055
Empresa Nacional de
Telecomunicaciones SA(Æ) 124,783 976
Enersis SA 8,458,449 1,605
3,636
China - 24.4%
3SBio, Inc. Class A(Æ)(Þ) 3,109,003 5,809
58.com, Inc. - ADR(Æ)(Ñ) 10,810 571
Agricultural Bank of China, Ltd. Class H 11,576,000 4,767
Alibaba Group Holding, Ltd. - ADR(Æ) 194,999 34,451
A-Living Services Co., Ltd. Class H(Þ) 1,745,000 5,248
Anhui Conch Cement Co., Ltd. Class H 2,344,808 13,955
Anta Sports Products, Ltd. 76,000 743
Ascletis Pharma, Inc.(Æ)(Þ) 483,000 215
Asia Cement Corp. 255,000 308
Baidu, Inc. - ADR(Æ) 17,044 1,736
Bank of China, Ltd. Class H 11,899,000 4,850
Bank of Communications Co., Ltd. Class
H 5,855,000 3,999
CGN Power Co., Ltd. Class H(Š)(Þ) 2,571,000 669
China Aoyuan Group, Ltd. 474,000 605
China CITIC Bank Corp., Ltd. Class H 7,551,000 4,365
China Communications Construction Co.,
Ltd. Class H 1,237,000 941
China Conch Venture Holdings, Ltd. 415,000 1,621
China Construction Bank Corp. Class H 30,646,554 24,644
China Evergrande Group(Æ) 192,000 465
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Huishan Dairy Holdings Co., Ltd.
(Æ)(Š) 1,269,000 68
China International Travel Service Corp.,
Ltd. Class A 317,250 4,067
China Life Insurance Co., Ltd. Class H 2,098,000 5,451
China Longyuan Power Group Corp.,
Ltd. Class H 9,287,057 5,017
China Medical System Holdings, Ltd. 286,000 385
China Merchants Bank Co., Ltd. Class H 1,238,852 5,873
China Minsheng Banking Corp., Ltd.
Class H 907,200 634
China National Building Material Co.,
Ltd. Class H 2,242,000 1,876
China Oilfield Services, Ltd. Class H 4,811,322 6,697

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Pacific Insurance Group Co., Ltd.
Class H 462,294 1,666
China Petroleum & Chemical Corp.
Class H 3,010,000 1,717
China Railway Construction Corp., Ltd.
Class H 1,028,500 1,123
China Railway Group, Ltd. Class H 4,057,712 2,435
China Resources Pharmaceutical Group,
Ltd.(Þ) 2,201,200 2,028
China Shenhua Energy Co., Ltd. Class H 1,733,094 3,521
China Telecom Corp., Ltd. Class H 3,515,300 1,497
China Vanke Co., Ltd. Class H 390,800 1,427
China Yangtze Power Co., Ltd. Class A 379,900 962
Chongqing Changan Automobile Co.,
Ltd. Class B 327,200 134
CIFI Holdings Group Co., Ltd. 6,266,000 4,177
CNOOC, Ltd. 2,292,000 3,401
CNOOC, Ltd. - ADR 28,488 4,232
COFCO Meat Holdings Ltd.(Æ)(Ñ) 3,244,000 1,159
Country Garden Holdings Co., Ltd. 1,264,000 1,757
Country Garden Services Holdings Co.,
Ltd. 441,000 1,494
CRRC Corp., Ltd. 604,000 403
Dongfeng Motor Group Co., Ltd. Class H 1,228,000 1,224
ENN Energy Holdings, Ltd. 217,200 2,478
Fosun International, Ltd. 718,000 939
Fujian Sunner Development Co., Ltd.
Class A 122,174 498
Ganfeng Lithium Co., Ltd. Class H(Ñ)(Þ) 548,400 996
GF Securities Co., Ltd. Class H 728,200 755
Guangzhou Automobile Group Co., Ltd.
Class H 5,168,435 5,135
Guangzhou R&F Properties Co., Ltd. 2,316,800 3,590
Haitong Securities Co., Ltd. Class H 1,162,400 1,180
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 409,400 1,859
Hangzhou Tigermed Consulting Co., Ltd.
Class A 256,398 2,481
Hua Hong Semiconductor, Ltd.(Þ) 842,000 1,682
Huaneng Power International, Inc. Class
H 3,152,000 1,498
Huatai Securities Co., Ltd. Class H(Þ) 1,793,400 2,655
Huaxin Cement Co., Ltd. Class A 617,601 1,679
Huaxin Cement Co., Ltd. Class B 120,100 218
HUYA, Inc. - ADR(Æ)(Ñ) 57,236 1,273
Industrial & Commercial Bank of China,
Ltd. Class H 29,286,401 21,050
Industrial Bank Co., Ltd. Class A 1,497,423 3,960
JD.com, Inc. - ADR(Æ) 221,036 6,885
Jiangsu Expressway Co., Ltd. Class H 114,000 151
Kweichow Moutai Co., Ltd. Class A 23,521 3,940
Lenovo Group, Ltd. 884,000 612
LexinFintech Holdings, Ltd. - ADR(Æ) 5,400 61
Li Ning Co., Ltd. 128,500 435
Longfor Properties Co., Ltd.(Þ) 461,500 1,910
Luxshare Precision Industry Co., Ltd.
Class A 341,841 1,523
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Momo , Inc. - ADR 142,466 4,775
Muyuan Foodstuff Co., Ltd. Class A 31,400 438
NARI Technology Co., Ltd. Class A 1,210,069 3,750
NetEase , Inc. - ADR 6,320 1,807
New China Life Insurance Co., Ltd.
Class H 35,100 135
New Oriental Education & Technology
Group - ADR(Æ) 29,401 3,589
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 603
PetroChina Co., Ltd. Class H 6,792,000 3,312
PICC Property & Casualty Co., Ltd.
Class H 2,031,000 2,570
Ping An Bank Co., Ltd. Class A 1,520,600 3,490
Ping An Insurance Group Co. of China,
Ltd. Class H 2,374,500 27,214
Ping An Insurance Group Co. of China,
Ltd. Class A 115,500 1,435
Poly Real Estate Group Co., Ltd. Class A 924,500 1,879
Qudian , Inc. - ADR(Æ)(Ñ) 217,300 1,506
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
SAIC Motor Corp., Ltd. Class A 363,000 1,205
Sany Heavy Industry Co., Ltd. Class A 2,381,077 4,527
Shandong Yisheng Livestock & Poultry
Breeding Co., Ltd. Class A 25,400 117
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,602,300 2,896
Shanxi Lu'an Environmental Energy
Development Co., Ltd. Class A 399,100 396
Shanxi Xinghuacun Fen Wine Factory
Co., Ltd. Class A 29,500 372
Sinopharm Group Co., Ltd. Class H 129,600 463
Sunac China Holdings, Ltd. 154,000 695
Sunny Optical Technology Group Co.,
Ltd. 445,600 7,068
Suofeiya Home Collection Co., Ltd.
Class A 421,400 1,030
Tangshan Jidong Cement Co., Ltd. Class
A 95,100 187
Tencent Holdings, Ltd. 1,277,280 52,086
Tianhe Chemicals Group, Ltd.(Æ)(Š)(Þ) 25,778,000 —
Times Property Holdings, Ltd. 3,356,000 5,934
Tingyi Cayman Islands Holding Corp. 396,000 527
Trip.com Group, Ltd.(Æ) 66,181 2,183
Vipshop Holdings, Ltd. - ADR 383,627 4,427
Want Want China Holdings, Ltd. 4,818,000 4,063
Weibo Corp. - ADR(Æ)(Ñ) 68,495 3,369
Weichai Power Co., Ltd. Class H 3,324,000 5,214
West China Cement, Ltd. 812,000 130
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 392,600 1,014
Wuliangye Yibin Co., Ltd. Class A 293,359 5,484
WuXi AppTec Co., Ltd. Class H(Þ) 187,040 2,244
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 63,000 741
Xiabu Xiabu Catering Management Co.,
Ltd.(Æ)(Þ) 807,207 1,078

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
194 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yum China Holdings, Inc. 26,700 1,135
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 884,900 3,266
Zijin Mining Group Co., Ltd. Class H 1,690,000 589
ZTO Express, Inc. - ADR 101,238 2,227
415,000
Colombia - 0.1%
Bancolombia SA - ADR 22,601 1,173
Czech Republic - 0.3%
Komercni Banka AS 98,110 3,316
Moneta Money Bank AS(Þ) 314,868 1,047
4,363
Egypt - 0.6%
Cleopatra Hospital(Æ) 5,573,447 2,131
Commercial International Bank Egypt
SAE 591,783 2,970
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,210,336 2,205
Edita Food Industries SAE 3,015,575 2,895
10,201
Georgia - 0.2%
Bank of Georgia Group PLC 74,297 1,251
Georgia Capital PLC(Æ) 168,623 2,127
TBC Bank Group PLC 26,539 440
3,818
Greece - 0.4%
Alpha Bank AE(Æ) 2,138,204 4,555
Hellenic Telecommunications
Organization SA 71,689 1,086
Sarantis SA 88,280 780
6,421
Guernsey - 0.2%
VinaCapital Vietnam Opportunity Fund,
Ltd. 961,768 4,267
Hong Kong - 4.7%
ASM Pacific Technology, Ltd. 493,639 6,857
Beijing Enterprises Holdings, Ltd. 226,000 1,062
Budweiser Brewing Co. APAC, Ltd.(Æ)
(Þ) 1,164,800 4,259
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 1,040
China Everbright , Ltd. 866,000 1,277
China Jinmao Holdings Group, Ltd. 1,656,000 1,101
China Lumena New Materials Corp.
(Æ)(Š) 3,024,000 4
China Merchants Port Holdings Co., Ltd. 356,000 554
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Mobile, Ltd. 1,643,500 13,340
China Overseas Land & Investment, Ltd. 1,110,000 3,482
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Resources Beer Holdings Co., Ltd. 180,000 921
China Resources Cement Holdings, Ltd. 966,000 1,058
China Resources Gas Group, Ltd. 1,296,748 7,808
China Resources Land, Ltd. 510,000 2,172
China Resources Power Holdings Co.,
Ltd. 852,000 1,069
China Taiping Insurance Holdings Co.,
Ltd. 449,200 1,004
China Unicom Hong Kong, Ltd. 3,154,000 3,122
CITIC, Ltd. 1,594,000 2,092
Far East Horizon, Ltd. 585,000 554
Galaxy Entertainment Group, Ltd. 495,000 3,379
Geely Automobile Holdings, Ltd. 2,816,000 5,290
Guangdong Investment, Ltd. 238,000 514
Haier Electronics Group Co., Ltd. 982,000 2,786
Kunlun Energy Co., Ltd. 366,000 340
Link Real Estate Investment Trust(ö) 444,500 4,836
Shimao Property Holdings, Ltd. 1,721,500 5,776
WH Group, Ltd.(Þ) 4,289,500 4,498
80,195
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 271,399 2,683
OTP Bank PLC 88,718 4,091
Richter Gedeon Nyrt 71,548 1,327
8,101
India - 7.6%
Adani Ports and Special Economic Zone,
Ltd. 239,933 1,338
Asian Paints, Ltd. 129,408 3,301
Bandhan Bank, Ltd.(Þ) 475,445 4,101
Bharat Electronics, Ltd. 1,802,384 3,000
Bharat Forge, Ltd. 177,527 1,136
Britannia Industries, Ltd. 30,582 1,408
Coal India, Ltd. 652,850 1,909
Dabur India, Ltd. Class A 127,458 830
Dr Reddy's Laboratories, Ltd. 19,210 753
Fortis Healthcare India, Ltd.(Æ) 1,320,637 2,733
GAIL India, Ltd. 467,148 905
Glenmark Pharmaceuticals, Ltd. 94,336 420
Godrej Consumer Products, Ltd. 161,445 1,685
Havells India, Ltd. 71,311 696
HCL Technologies, Ltd. 55,583 911
HDFC Bank, Ltd. 446,998 7,752
Hexaware Technologies, Ltd. 217,522 1,020
Hindalco Industries, Ltd. 347,845 921
Hindustan Unilever, Ltd. 28,307 868
Housing Development Finance Corp.,
Ltd. 260,957 7,839
ICICI Bank, Ltd. 3,560,174 23,305
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 247,965 1,784
Indiabulls Housing Finance Ltd 179,719 524
Indian Oil Corp., Ltd. 635,061 1,314
Indraprastha Gas, Ltd. 304,392 1,680
Infosys, Ltd. 219,764 2,118

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infosys, Ltd. - ADR 208,100 1,996
ITC, Ltd. 170,770 621
JSW Steel, Ltd. 86,586 278
Larsen & Toubro, Ltd. 34,595 718
LIC Housing Finance, Ltd. 353,152 2,054
Mahanagar Gas, Ltd. 198,923 2,859
Mahindra & Mahindra, Ltd. 187,537 1,604
Nestle India, Ltd. 1,285 271
NTPC, Ltd. 906,836 1,565
Oil & Natural Gas Corp., Ltd. 1,777,550 3,550
Oil India, Ltd. 114,549 277
Page Industries, Ltd. 1,070 388
Petronet LNG, Ltd. 439,705 1,776
Power Grid Corp. of India, Ltd. 1,685,593 4,718
Reliance Industries, Ltd. 397,152 8,199
Rural Electrification Corp., Ltd. 129,878 256
State Bank of India(Æ) 911,825 4,022
Sterlite Technologies, Ltd. 166,731 308
Tata Consultancy Services, Ltd. 23,736 760
Tata Motors, Ltd.(Æ) 362,965 903
Tata Steel, Ltd. 113,994 611
Tech Mahindra, Ltd. 97,040 1,011
Tejas Networks, Ltd.(Þ) 668,035 702
Titan Co., Ltd. 83,459 1,568
Torrent Pharmaceuticals, Ltd. 42,839 1,073
UltraTech Cement, Ltd. 64,661 3,775
United Phosphorus, Ltd. 124,884 1,050
United Spirits, Ltd.(Æ) 36,122 318
Vedanta, Ltd. 1,880,162 3,919
Wipro, Ltd. 756,737 2,767
128,168
Indonesia - 1.7%
Astra International Tbk PT 4,212,000 2,076
Bank Mandiri Persero Tbk PT 2,318,300 1,157
Bank Negara Indonesia Persero Tbk PT 3,381,500 1,844
Bank Rakyat Indonesia Persero Tbk PT 41,144,195 12,305
Indofood CBP Sukses Makmur Tbk PT 158,700 131
Perusahaan Gas Negara Persero Tbk 7,966,832 1,192
Semen Indonesia Persero Tbk PT 4,209,981 3,778
Telekomunikasi Indonesia Persero Tbk
PT 20,336,400 5,913
28,396
Kenya - 0.5%
KCB Group, Ltd. 5,760,300 2,885
Safaricom PLC 22,214,236 6,391
9,276
Kuwait - 0.1%
Mobile Telecommunications Co. KSC 717,975 1,339
Luxembourg - 0.1%
Reinet Investments SCA 80,108 1,504
Malaysia - 0.5%
AMMB Holdings BHD 134,000 128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bumi Armada BHD(Æ) 1,008,900 107
CIMB Group Holdings BHD 995,100 1,249
Dayang Enterprise Holdings BHD(Æ) 250,500 117
Frontken Corp. BHD 706,600 321
Genting BHD - ADR 604,100 838
Malayan Banking BHD 234,000 481
MISC Berhad 801,600 1,597
Nestle Malaysia BHD 18,400 637
Resorts World BHD 779,900 596
Telekom Malaysia BHD 154,700 139
Tenaga Nasional BHD 475,800 1,575
7,785
Mexico - 2.3%
Alfa SAB de CV Class A 882,600 765
Alsea SAB de CV(Æ) 582,971 1,555
America Movil SAB de CV Class L
- ADR 51,200 809
Banco Santander SA Class B 577,100 775
Cemex SAB de CV - ADR 426,876 1,609
Fibra Uno Administracion SA de CV(ö) 582,500 885
Fomento Economico Mexicano SAB de
CV 651,575 5,783
Genomma Lab Internacional SAB de CV
Class B(Æ) 1,055,195 1,114
Grupo Cementos de Chihuahua SAB
de CV 281,960 1,576
Grupo Financiero Banorte SAB de CV
Class O 1,775,984 9,695
Grupo Financiero Inbursa SAB de CV
Class O 480,400 597
Industrias Bachoco SAB de CV 259,200 1,164
Infraestructura Energetica Nova SAB
de CV 1,501,426 6,637
Megacable Holdings SAB de CV 380,302 1,562
Orbia Advance Corp. SAB de CV 248,000 535
Promotora y Operadora de
Infraestructura SAB de CV 126,824 1,173
Regional SA de CV 224,281 1,191
Wal-Mart de Mexico SAB de CV 533,620 1,601
39,026
Morocco - 0.4%
Label'Vie SA 15,312 4,301
Maroc Telecom - ADR 113,149 1,689
5,990
Netherlands - 0.3%
Prosus NV(Æ) 67,659 4,666
Nigeria - 0.3%
Dangote Cement PLC 1,627,394 671
Guaranty Trust Bank PLC 46,211,968 3,176
Guinness Nigeria PLC 13,542,787 892
4,739

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
196 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pakistan - 0.2%
Lucky Cement, Ltd. 714,580 1,614
United Bank, Ltd. 1,510,015 1,335
2,949
Peru - 0.6%
Credicorp , Ltd. 39,228 8,396
Intercorp Financial Services, Inc.(Æ) 27,025 1,128
9,524
Philippines - 0.6%
Ayala Land, Inc. 573,471 548
GT Capital Holdings, Inc. 198,244 3,491
Metro Pacific Investments Corp. 13,913,353 1,311
Metropolitan Bank & Trust Co. - ADR 3,697,167 4,915
10,265
Poland - 1.0%
CD Projekt SA 26,064 1,720
Cyfrowy Polsat SA 16,312 118
Dino Polska SA(Æ)(Þ) 187,542 7,322
KGHM Polska Miedz SA(Æ) 66,152 1,448
Play Communications SA(Þ) 10,755 85
Powszechna Kasa Oszczednosci Bank
Polski SA 126,271 1,260
Powszechny Zaklad Ubezpieczen SA 437,434 4,232
16,185
Romania - 0.6%
Banca Transilvania SA 8,114,820 4,533
Fondul Proprietatea SA 19,678,162 5,335
9,868
Russia - 4.9%
Alrosa OJSC 565,610 657
Federal Grid PJSC 200,480,000 577
Gazprom PJSC 822,492 3,334
Inter RAO UES PJSC 38,146,000 2,570
Lukoil PJSC 163,665 15,109
Lukoil PJSC - ADR 30,632 2,821
MMC Norilsk Nickel PJSC - ADR 117,377 3,256
Novatek OAO 40,949 869
PJSC Lukoil 161,899 14,939
Polyus PJSC - GDR 32,634 1,921
Polyus PJSC 8,703 1,013
Rosneft Oil Co. PJSC 171,250 1,138
Sberbank of Russia PJSC Class T 3,593,853 13,161
Sberbank of Russia PJSC - ADR 152,610 2,245
Tatneft PJSC 65,770 767
Tatneft PJSC - ADR 24,246 1,698
X5 Retail Group NV - GDR 215,552 7,234
Yandex NV Class A(Æ) 287,768 9,609
82,918
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 229,536 2,740
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 3.9%
Absa Group, Ltd. 160,748 1,647
Anglo American Platinum, Ltd. 69,198 5,164
AngloGold Ashanti, Ltd. - ADR(Ñ) 259,120 5,721
AVI, Ltd. 195,535 1,122
Barloworld, Ltd. - ADR 272,790 2,178
Bid Corp., Ltd. 210,330 4,911
Bidvest Group, Ltd. (The) 98,025 1,337
Clicks Group, Ltd. 93,630 1,525
Exxaro Resources, Ltd. 72,433 592
FirstRand, Ltd. 913,595 3,947
Foschini Group, Ltd. (The) 424,877 4,899
Gold Fields, Ltd. - ADR 181,400 1,121
Growthpoint Properties, Ltd.(ö) 825,965 1,209
Harmony Gold Mining Co., Ltd.
- ADR(Æ) 61,300 213
Impala Platinum Holdings, Ltd.(Æ) 213,782 1,469
Mr Price Group, Ltd. 52,139 552
MTN Group, Ltd. 459,847 2,850
MultiChoice Group, Ltd.(Æ) 343,901 2,871
Naspers, Ltd. Class N 66,359 9,429
Nedbank Group, Ltd. 210,886 3,197
Redefine Properties, Ltd.(ö) 1,362,450 680
Reunert , Ltd. 112,664 533
Sanlam, Ltd. 233,330 1,228
Sasol, Ltd. - ADR 109,294 1,984
Shoprite Holdings, Ltd. - ADR 267,718 2,398
Sibanye Gold, Ltd. - ADR(Æ)(Ñ) 210,300 1,609
Standard Bank Group, Ltd. 85,440 981
Truworths International, Ltd. 437,024 1,552
66,919
South Korea - 11.9%
CJ O Shopping Co., Ltd. 3,142 445
Com2uSCorp 41,546 3,506
Coway Co., Ltd. 88,036 6,912
Daelim Industrial Co., Ltd. 9,102 708
Dongbu Insurance Co., Ltd. 75,614 3,280
Fila Korea, Ltd. 6,376 315
Hana Financial Group, Inc. 469,304 13,519
Hanon Systems 138,038 1,371
Hyundai Engineering & Construction
Co., Ltd. 21,867 805
Hyundai Glovis Co., Ltd. 7,116 920
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 360
Hyundai Mobis Co., Ltd. 10,885 2,213
Hyundai Motor Co. 8,451 885
Industrial Bank of Korea 103,800 1,052
Kakao Corp. 5,772 701
KB Financial Group, Inc. 234,960 8,432
Kia Motors Corp. 104,775 3,811
Korea Aerospace Industries, Ltd. 60,319 1,967
Korea Electric Power Corp. 36,688 803
Korea Investment Holdings Co., Ltd. 16,594 959
Korea Zinc Co., Ltd. 3,462 1,290
KT&G Corp. 9,069 778

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kumho Petrochemical Co., Ltd. 40,745 2,448
LG Chem , Ltd. 17,825 4,706
LG Electronics, Inc. Class H 19,650 1,129
LG Household & Health Care, Ltd. 448 484
LG Uplus Corp. 123,703 1,429
NAVER Corp. 42,456 5,976
Orion Corp. 50,209 4,572
POSCO 34,333 6,192
Samsung C&T Corp. 6,793 580
Samsung Electronics Co., Ltd. 1,659,653 71,733
Samsung Engineering Co., Ltd.(Æ) 42,366 643
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 523
Samsung Heavy Industries Co., Ltd.(Æ) 385,078 2,396
Samsung Securities Co., Ltd. 14,462 417
Samsung Techwin Co., Ltd.(Æ) 2,951 96
Shinhan Financial Group Co., Ltd. 168,803 6,141
SK Holdings Co., Ltd. 6,813 1,512
SK Hynix, Inc. 285,644 20,066
SK Innovation Co., Ltd. 9,253 1,261
SK Telecom Co., Ltd. 27,501 5,630
S-Oil Corp. 48,311 4,101
Woori Financial Group, Inc. 495,985 4,988
202,055
Sri Lanka - 0.1%
John Keells Holdings PLC 1,351,259 1,168
Melstacorp PLC(Æ) 4,787,216 1,187
2,355
Taiwan - 8.3%
Accton Technology Corp. 822,000 4,887
Advantech Co., Ltd. 134,266 1,321
Asia Cement Corp. 1,158,000 1,634
AU Optronics Corp. 2,434,000 620
Catcher Technology Co., Ltd. 300,624 2,525
Cathay Financial Holding Co., Ltd. 690,000 911
Chang Hwa Commercial Bank, Ltd. 2,371,676 1,850
China Development Financial Holding
Corp. 3,453,000 1,075
China Life Insurance Co., Ltd.(Æ) 1,344,931 1,107
Compal Electronics, Inc. 1,886,000 1,123
CTBC Financial Holding Co., Ltd. 2,213,200 1,536
Eclat Textile Co., Ltd. 257,000 3,451
Elite Material Co., Ltd. 962,000 3,990
Far Eastern New Century Corp. 1,071,000 1,038
First Financial Holding Co., Ltd. 2,031,132 1,488
Formosa Chemicals & Fibre Corp. 350,000 1,014
Foxconn Technology Co., Ltd. 462,280 985
Fubon Financial Holding Co., Ltd. 1,800,000 2,626
Hon Hai Precision Industry Co., Ltd. 637,516 1,677
Hotai Motor Co., Ltd. 15,000 264
Hua Nan Financial Holdings Co., Ltd. 460,775 331
Inventec Corp. 1,537,000 1,114
Lite-On Technology Corp. 975,107 1,605
MediaTek , Inc. 669,000 8,943
Nan Ya Plastics Corp. 213,000 502
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nanya Technology Corp. 1,175,000 2,688
Parade Technologies, Ltd. 253,000 4,886
Pegatron Corp. 258,000 501
Pou Chen Corp. Class B 504,000 672
Realtek Semiconductor Corp. 235,000 1,734
Sinbon Electronics Co., Ltd. 433,775 1,750
Sino-American Silicon Products, Inc. 285,000 852
SinoPac Financial Holdings Co., Ltd. 3,555,755 1,458
Taiwan Cement Corp. 573,257 759
Taiwan Cooperative Financial Holding
Co., Ltd. 2,384,318 1,639
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,501,000 34,014
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 529,774 27,354
Tripod Technology Corp. 526,455 2,036
Unimicron Technology Corp. 380,000 585
Uni -President Enterprises Corp. 946,000 2,334
United Microelectronics Corp. 4,351,000 1,989
Win Semiconductors Corp. 76,000 791
Yageo Corp. 122,000 1,251
Yuanta Financial Holding Co., Ltd. 7,219,000 4,515
Zhen Ding Technology Holding, Ltd. 442,000 2,081
141,506
Thailand - 1.8%
Advanced Info Service PCL 729,700 5,526
Airports of Thailand PCL 276,100 715
Charoen Pokphand Foods PCL 5,607,800 4,684
CP ALL PCL 2,228,600 5,774
Kasikornbank PCL 449,900 2,071
Krung Thai Bank PCL 928,600 510
PTT Exploration & Production PCL 959,607 3,836
PTT Global Chemical PCL 652,100 1,100
PTT PCL 1,425,000 2,133
Siam Commercial Bank PCL (The) 334,900 1,245
Thai Oil PCL 704,100 1,594
Tisco Financial Group PCL 687,023 2,216
31,404
Togo - 0.1%
Ecobank Transnational, Inc.(Æ) 77,045,108 1,510
Turkey - 1.0%
Akbank TAS(Æ) 1,326,050 1,602
BIM Birlesik Magazalar AS 270,600 2,239
Koza Altin Isletmeleri AS(Æ) 31,392 386
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 490,646 750
MLP Saglik Hizmetleri AS(Æ)(Þ) 367,000 933
Sok Marketler Ticaret AS(Æ) 38,121 59
TAV Havalimanlari Holding AS 294,294 1,342
Tekfen Holding AS 31,249 93
Tupras Turkiye Petrol Rafinerileri AS 87,084 1,890
Turkcell Iletisim Hizmetleri AS 170,422 375
Turkiye Garanti Bankasi AS(Æ) 3,842,239 6,180

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
198 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkiye Is Bankasi AS Class C(Æ) 874,014 888
16,737
Ukraine - 0.1%
Kernel Holding SA 106,030 1,180
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC 653,732 1,388
Aldar Properties PJSC 4,053,280 2,593
Emirates NBD PJSC 920,161 3,007
Emirates Telecommunications Group
Co. PJSC 32,065 145
NMC Health PLC 72,156 2,047
9,180
United Kingdom - 0.4%
Antofagasta PLC 180,601 2,031
Rio Tinto PLC 107,358 5,577
7,608
Vietnam - 1.6%
FPT Corp. 406,643 1,011
Hoa Phat Group JSC 6,201,716 5,815
Masan Group Corp.(Æ) 582,020 1,856
Military Commercial Joint Stock Bank 3,583,106 3,537
Mobile World Investment Corp. 2,076,213 11,133
Vietnam Dairy Products JSC 200,640 1,121
Vincom Retail JSC 1,979,650 2,821
27,294
Total Common Stocks
(cost $1,333,532) 1,540,027
Preferred Stocks - 3.0%
Brazil - 2.4%
Banco Bradesco SA
6.105% (Ÿ) 368,358 3,230
Centrais Eletricas Brasileiras SA
3.748% (Ÿ) 19,200 196
Cia Brasileira de Distribuicao
1.463% (Ÿ) 64,030 1,325
Gerdau SA
1.825% (Ÿ) 256,300 858
Gol Linhas Aereas Inteligentes SA(Æ)
0.000% (Ÿ) 229,300 2,093
Investimentos Itau SA
5.280% (Ÿ) 694,546 2,374
Itau Unibanco Holding SA
4.845% (Ÿ) 2,024,042 18,286
Petroleo Brasileiro SA
4.417% (Ÿ) 1,469,200 11,133
Telefonica Brasil SA
6.853% (Ÿ) 126,200 1,670
41,165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Class B
4.651% (Ÿ) 32,230 852
Russia - 0.2%
Sberbank of Russia
7.355% (Ÿ) 271,200 899
Surgutneftegas OJSC
19.746% (Ÿ) 4,202,438 2,469
3,368
South Korea - 0.3%
Hyundai Motor Co.
5.329% (Ÿ) 2,549 160
Samsung Electronics Co., Ltd.
3.311% (Ÿ) 151,413 5,304
5,464
Total Preferred Stocks
(cost $38,965) 50,849
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Warrants & Rights - 0.0%
United Arab Emirates - 0.0%
Emirates NBD PJSC(Æ)
2019  Rights 125,633 120
Total Warrants & Rights
(cost $—) 120
Short-Term Investments - 5.2%
United States - 5.2%
U.S. Cash Management Fund(@) 85,604,471 (∞) 85,639
United States Treasury Bills
2.006% due 12/05/19 (ž)(§) 2,500 2,496
Total Short-Term Investments
(cost $88,132) 88,135
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(x) 20,477,181 (∞) 20,477
Total Other Securities
(cost $20,477) 20,477
Total Investments 100.1%
(identified cost $1,481,119) 1,699,612

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (0.1%)
(2,058)
Net Assets - 100.0%
1,697,554

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
200 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.9%
3SBio, Inc. 06/18/19 HKD 3,109,003 1.74 5,332
5,809
A-Living Services Co., Ltd. 06/18/19 HKD 1,745,000 2.33 3,041
5,248
Ascletis Pharma, Inc. 03/21/19 HKD 483,000 0.92 443
215
Bandhan Bank, Ltd. 06/19 /19 INR 475,445 7.80 3,706
4,101
Budweiser Brewing Co. APAC, Ltd. 10/09/19 HKD 1,164,800 4.11 4,782
4,259
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0.29 744
669
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 2,201,200 1.23 2,705
2,028
Dino Polska SA 04/18/19 PLN 187,542 35.08 6,580
7,322
Ganfeng Lithium Co., Ltd. 11/14/18 HKD 548,400 1.90 1,041
996
Hua Hong Semiconductor, Ltd. 01/30/15 HKD 842,000 1.10 923
1,682
Huatai Securities Co., Ltd. 07/02/19 HKD 1,793,400 1.77 3,167
2,655
ICICI Prudential Life Insurance Co., Ltd. 08/01/19 INR 247,965 5.84 1,449
1,784
Longfor Properties Co., Ltd. 11/19/18 HKD 461,500 2.76 1,276
1,910
MLP Saglik Hizmetleri AS 02/07/18 TRY 367,000 4.99 1,833
933
Moneta Money Bank AS 08/14/19 CZK 314,868 3.28 1,031
1,047
Play Communications SA 05/31/19 PLN 10,755 6.67 72
85
Tejas Networks, Ltd. 09/05/18 INR 668,035 4.05 2,702
702
Tianhe Chemicals Group, Ltd. 06/13/14 HKD 25,778,000 — 5,886
—
WH Group, Ltd. 09/22/15 HKD 4,289,500 0.78 3,325
4,498
WuXi AppTec Co., Ltd. 02/21/19 HKD 187,040 7.82 1,462
2,244
Wuxi Biologics (Cayman), Inc. 08/22/19 HKD 63,000 10.51 662
741
Xiabu Xiabu Catering Management Co., Ltd. 01/24/19 HKD 807,207 1.45 1,167
1,078
50,006
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
KOSPI2 Index Futures 413 KRW 28,548,625 12/19
760
MSCI China Free Index Futures 803 USD 33,276 12/19
(393)
MSCI Emerging Markets Index Futures 2,039 USD 106,171 12/19
2,564
MSCI Taiwan Index Futures 386 USD 16,544 11/19
134
Short Positions
MSCI Emerging Markets Index Futures 1,440 USD 74,981 12/19
(838)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,227
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 687 TRY 4,093 12/18/19 20
Bank of America TRY 423 USD 74 11/01/19 —
Bank of Montreal USD 4,428 HKD 34,700 12/18/19 (1)
Bank of Montreal USD 512 MXN 10,190 12/18/19 14
Bank of Montreal USD 1,342 ZAR 20,008 12/18/19 (25)
Bank of Montreal USD 10,218 ZAR 152,400 12/18/19 (192)
Bank of New York USD 4,428 HKD 34,700 12/18/19 —
Bank of New York USD 513 MXN 10,190 12/18/19 13

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 201
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,342 ZAR 20,008 12/18/19 (25)
Bank of New York USD 10,221 ZAR 152,400 12/18/19 (195)
Brown Brothers Harriman USD 408 TRY 2,420 12/18/19 9
Brown Brothers Harriman HKD 10,000 USD 1,277 12/18/19 1
Brown Brothers Harriman MXN 2,250 USD 114 12/18/19 (2)
Brown Brothers Harriman TRY 350 USD 59 12/18/19 (1)
Brown Brothers Harriman TRY 800 USD 135 12/18/19 (3)
Citigroup USD 5,936 BRL 24,740 11/04/19 233
Citigroup USD 4,427 HKD 34,700 12/18/19 1
Citigroup USD 514 MXN 10,190 12/18/19 12
Citigroup USD 1,343 ZAR 20,008 12/18/19 (27)
Citigroup USD 10,230 ZAR 152,400 12/18/19 (204)
Citigroup BRL 24,740 USD 6,179 11/04/19 10
Citigroup HKD 154,501 USD 19,702 12/18/19 (11)
Citigroup TRY 4,963 USD 831 12/18/19 (26)
Goldman Sachs MXN 46,449 USD 2,347 12/18/19 (52)
Goldman Sachs ZAR 84,040 USD 5,456 12/18/19 (73)
Royal Bank of Canada USD 4,428 HKD 34,700 12/18/19 —
Royal Bank of Canada USD 514 MXN 10,190 12/18/19 13
Royal Bank of Canada USD 1,341 ZAR 20,008 12/18/19 (25)
Royal Bank of Canada USD 10,214 ZAR 152,400 12/18/19 (188)
Royal Bank of Canada HKD 9,577 USD 1,221 11/01/19 (1)
Royal Bank of Canada TRY 20 USD 4 11/01/19 —
Royal Bank of Canada TRY 365 USD 64 11/04/19 —
Standard Chartered USD 4,426 HKD 34,700 12/18/19 1
Standard Chartered USD 513 MXN 10,190 12/18/19 13
Standard Chartered USD 1,341 ZAR 20,008 12/18/19 (24)
Standard Chartered USD 10,211 ZAR 152,400 12/18/19 (185)
State Street USD 499 BRL 2,000 11/04/19 (1)
State Street USD 5,679 BRL 22,740 11/04/19 (9)
State Street USD 41 HKD 318 11/01/19 —
State Street USD 1,969 HKD 15,434 11/01/19 1
State Street USD 40 HKD 316 11/04/19 —
State Street USD 2,318 IDR 32,474,834 11/01/19 (4)
State Street USD 9,745 INR 707,000 12/18/19 152
State Street USD 57 KRW 66,596 11/01/19 —
State Street USD 73 KRW 84,447 11/01/19 —
State Street USD 1,589 KRW 1,843,551 11/01/19 (5)
State Street USD 8,680 KRW 10,320,000 12/18/19 146
State Street USD 20,901 KRW 24,850,000 12/18/19 351
State Street USD 229 MYR 954 11/01/19 —
State Street USD 50 TRY 285 11/01/19 —
State Street BRL 2,000 USD 492 11/04/19 (7)
State Street BRL 22,740 USD 5,563 11/04/19 (107)
State Street HKD 68 USD 9 11/01/19 —
State Street HKD 9,000 USD 1,148 12/18/19 (1)
State Street IDR 1,213,667 USD 87 11/01/19 —
State Street IDR 16,262,623 USD 1,161 11/01/19 2
State Street INR 11,000 USD 153 12/18/19 (1)
State Street INR 25,000 USD 349 12/18/19 (1)
State Street INR 35,000 USD 490 12/18/19 —
State Street INR 636,000 USD 8,853 12/18/19 (50)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
202 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street KRW 500,000 USD 420 12/18/19 (8)
State Street KRW 850,000 USD 713 12/18/19 (14)
State Street KRW 8,970,000 USD 7,497 12/18/19 (176)
State Street MXN 1,000 USD 51 12/18/19 (1)
State Street MXN 1,250 USD 63 12/18/19 (1)
State Street TRY 400 USD 69 12/18/19 —
State Street ZAR 416 USD 28 11/01/19 —
State Street ZAR 4,000 USD 263 12/18/19 —
State Street ZAR 12,000 USD 795 12/18/19 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(648)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 7,645 $ — $ —
$ —
$ 7,645 0. 4
Australia — 514 —
—
514 —
*
Bangladesh — 10,932 —
—
10,932 0.6
Brazil 107,027 — —
—
107,027 6.3
Cambodia — 848 —
—
848 —
*
Canada 2,800 — —
—
2,800 0.2
Chile — 3,636 —
—
3,636 0.2
China 74,227 340,036 737
—
415,000 24. 4
Colombia 1,173 — —
—
1,173 0.1
Czech Republic — 4,363 —
—
4,363 0.3
Egypt — 10,201 —
—
10,201 0.6
Georgia — 3,818 —
—
3,818 0.2
Greece — 6,421 —
—
6,421 0.4
Guernsey — 4,267 —
—
4,267 0. 2
Hong Kong 4,259 74,892 1,044
—
80,195 4.7
Hungary — 8,101 —
—
8,101 0.5
India 1,996 126,172 —
—
128,168 7. 6
Indonesia — 28,396 —
—
28,396 1.7
Kenya — 9,276 —
—
9,276 0.5
Kuwait — 1,339 —
—
1,339 0.1
Luxembourg — 1,504 —
—
1,504 0.1
Malaysia — 7,785 —
—
7,785 0.5
Mexico 39,026 — —
—
39,026 2.3
Morocco — 5,990 —
—
5,990 0.4
Netherlands 4,666 — —
—
4,666 0.3

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 203
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Nigeria — 4,739 —
—
4,739 0.3
Pakistan — 2,949 —
—
2,949 0.2
Peru 9,524 — —
—
9,524 0.6
Philippines — 10,265 —
—
10,265 0.6
Poland — 16,185 —
—
16,185 1.0
Romania — 9,868 —
—
9,868 0.6
Russia 24,548 58,370 —
—
82,918 4.9
Slovenia — 2,740 —
—
2,740 0.2
South Africa 8,664 58,255 —
—
66,919 3.9
South Korea — 202,055 —
—
202,055 11. 9
Sri Lanka — 2,355 —
—
2,355 0.1
Taiwan 27,354 114,152 —
—
141,506 8.3
Thailand — 31,404 —
—
31,404 1. 8
Togo — 1,510 —
—
1,510 0.1
Turkey — 16,737 —
—
16,737 1.0
Ukraine — 1,180 —
—
1,180 0.1
United Arab Emirates — 9,180 —
—
9,180 0.5
United Kingdom — 7,608 —
—
7,608 0.4
Vietnam — 27,294 —
—
27,294 1.6
Preferred Stocks 41,165 9,684 — — 50,849 3.0
Long-Term Investments — 4 — — 4 —
*
Warrants & Rights — 120 — — 120 —
*
Short-Term Investments — 2,496 — 85,639 88,135 5.2
Other Securities — — — 20,477 20,477 1.2
Total Investments 354,074 1,237,641 1,781 106,116 1,699,612 100.1
Other Assets and Liabilities, Net (0.1)
100.0
Other Financial Instruments
Assets
Futures Contracts 3,45 8 — — — 3,45 8 0. 2
Foreign Currency Exchange Contracts 3 995 — — 99 8 0.1
A
Liabilities
Futures Contracts (1,231) — — — (1,231) (0.1)
Foreign Currency Exchange Contracts (21) (1,625) — — (1,646) (0.1)
Total Other Financial Instruments
**
$ 2,209 $ (630) $ — $ — $ 1,579
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
204 Emerging Markets Fund
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
131,381
Consumer Staples ...................................................................
108,184
Energy ....................................................................................
120,058
Financial Services ...................................................................
501,873
Health Care .............................................................................
33,266
Materials and Processing ........................................................
112,423
Non-US Bonds ........................................................................
4
Producer Durables ..................................................................
73,877
Technology ..............................................................................
380,965
Utilities ...................................................................................
128,849
Warrants and Rights ................................................................
120
Short-Term Investments ..........................................................
88,135
Other Securities ......................................................................
20,477
Total Investments .................................................................... 1,699,612

Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 205
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 998
Variation margin on futures contracts* 3,458 —
Total
$ 3,458 $ 998
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,231 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,646
Total
$ 1,231 $ 1,646
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,267 $ —
Total return swap contracts 589 —
Foreign currency exchange contracts — 3,352
Total
$ 4,856 $ 3,352
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,518 $ —
Total return swap contracts (122) —
Foreign currency exchange contracts — (3,832)
Total
$ 3,396 $ (3,832)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
206 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 19,844 $ — $ 19,844
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 998 — 998
Total Financial and Derivative Assets
20,842 — 20,842
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 20,839 $ — $ 20,839
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 7,133 $ — $ 7,113 $ 20
Bank of Montreal
14 14 — —
Bank of New York
13 13 — —
Barclays
2,488 — 2,488 —
Brown Brothers Harriman
11 7 — 4
Citigroup
2,484 256 2,228 —
Credit Suisse
579 — 579 —
HSBC
1,142 — 1,142 —
Morgan Stanley
6,293 — 6,293 —
Royal Bank of Canada
13 13 — —
Standard Chartered
14 14 — —
State Street
655 366 289 —
Total
$ 20,839 $ 683 $ 20,132 $ 24

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 207
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,646 $ — $ 1,646
Total Financial and Derivative Liabilities
1,646 — 1,646
Financial and Derivative Liabilities not subject to a netting agreement
(21) — (21)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,625 $ — $ 1,625
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 218 $ 14 $ — $ 204
Bank of New York 220 13 — 207
Brown Brothers Harriman 7 7 — —
Citigroup 268 256 — 12
Goldman Sachs 125 — — 125
Royal Bank of Canada 212 13 — 199
Standard Chartered 209 14 — 195
State Street 366 366 — —
Total
$ 1,625 $ 683 $ — $ 942
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
208 Emerging Markets Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,481,119
Investments, at fair value(*)(>) ......................................................................................................................................................
1,699,612
Foreign currency holdings(^) ......................................................................................................................................................... 7,390
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 998
Receivables:
Dividends and interest ....................................................................................................................................................... 1,692
Dividends from affiliated funds .......................................................................................................................................... 109
Investments sold ................................................................................................................................................................ 11,608
Fund shares sold ................................................................................................................................................................ 1,561
Foreign capital gains taxes recoverable ............................................................................................................................. 33
From broker(a) ................................................................................................................................................................... 16, 162
Variation margin on futures contracts ................................................................................................................................. 2,237
Total assets .................................................................................................................................................
1,741, 402
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 440
Investments purchased ...................................................................................................................................................... 16,034
Fund shares redeemed ....................................................................................................................................................... 2,355
Accrued fees to affiliates .................................................................................................................................................... 1,680
Other accrued expenses ..................................................................................................................................................... 473
Deferred capital gains tax liability ..................................................................................................................................... 74 3
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,646
Payable upon return of securities loaned ....................................................................................................................................... 20,477
Total liabilities .............................................................................................................................................
43, 848
Net Assets ............................................................................................................................................................
$ 1,697,554

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 209
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 219,78 5
Shares of beneficial interest ...........................................................................................................................................................
912
Additional paid-in capital ..............................................................................................................................................................
1,476,8 5 7
Net Assets ............................................................................................................................................................
$ 1,697,554
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 18.46
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 19.59
Class A — Net assets ............................................................................................................................................................. $ 13,696,302
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 741,868
Net asset value per share: Class C(#) ............................................................................................................................................. $ 17.07
Class C — Net assets ............................................................................................................................................................. $ 8,299,676
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 486,138
Net asset value per share: Class E(#) ............................................................................................................................................. $ 18.5 8
Class E — Net assets ............................................................................................................................................................. $ 1,957,522
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 105,32 9
Net asset value per share: Class M(#) ............................................................................................................................................ $ 18.61
Class M — Net assets ............................................................................................................................................................ $ 95,566,834
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,136,009
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 18.66
Class R6 — Net assets ........................................................................................................................................................... $ 1,953,934
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 104,704
Net asset value per share: Class S(#) .............................................................................................................................................. $ 18.62
Class S — Net assets ............................................................................................................................................................. $ 1,251,845,753
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 67,247,569
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 18.65
Class Y — Net assets ............................................................................................................................................................. $ 324,233,749
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 17,387,140
Amounts in thousands
(^)     Foreign currency holdings - cost $ 7,405
(*)     Securities on loan included in investments $ 19,844
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 106,116
(a)     Receivable from Broker for Futures $ 16, 162
(b)      Due to Broker for Forwards $ 440
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
210 Emerging Markets Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 56,152
Dividends from affiliated funds ......................................................................................................................................... 1,162
Interest .............................................................................................................................................................................. 244
Securities lending income (net) ......................................................................................................................................... 139
Less foreign taxes withheld ............................................................................................................................................... (5,632)
Total investment income ...............................................................................................................................................................
52,065
Expenses
Advisory fees .................................................................................................................................................................... 20,1 80
Administrative fees ........................................................................................................................................................... 859
Custodian fees ................................................................................................................................................................... 1,615
Distribution fees - Class A ................................................................................................................................................ 38
Distribution fees - Class C ................................................................................................................................................ 80
Transfer agent fees - Class A ............................................................................................................................................ 30
Transfer agent fees - Class C ............................................................................................................................................. 21
Transfer agent fees - Class E ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 127
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 2,619
Transfer agent fees - Class Y ............................................................................................................................................ 14
Professional fees ............................................................................................................................................................... 261
Registration fees ............................................................................................................................................................... 140
Shareholder servicing fees - Class C ................................................................................................................................. 27
Shareholder servicing fees - Class E ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 72
Printing fees ...................................................................................................................................................................... 295
Miscellaneous ................................................................................................................................................................... 50
Expenses before reductions .............................................................................................................................................. 26,441
Expense reductions ........................................................................................................................................................... (2,178)
Net expenses .................................................................................................................................................................................
24,263
Net investment income (loss) ........................................................................................................................................................
27,802
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 25,088
Investments in affiliated funds .......................................................................................................................................... 21
Futures contracts .............................................................................................................................................................. 4,267
Foreign currency exchange contracts ................................................................................................................................ 3,352
Total return swap contracts ............................................................................................................................................... 589
Foreign currency-related transactions ............................................................................................................................... 513
Net realized gain (loss) ..................................................................................................................................................................
33,830
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 112,172
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 3,518
Foreign currency exchange contracts ................................................................................................................................ (3,832)
Total return swap contracts ............................................................................................................................................... (122)
Foreign currency-related transactions ............................................................................................................................... 934
Net change in unrealized appreciation (depreciation) ................................................................................................................... 112, 673
Net realized and unrealized gain (loss) ......................................................................................................................................... 146,503

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 211
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 174,305

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
212 Emerging Markets Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 27,802 $ 27,292
Net realized gain (loss) ...................................................................................................................... 33,830 105,528
Net change in unrealized appreciation (depreciation) ....................................................................... 112, 673 (456,361)
Net increase (decrease) in net assets from operations ............................................................................. 174,305 (323,541)
Distributions
To shareholders
Class A .......................................................................................................................................... (635) (189)
Class C .......................................................................................................................................... (413) (34)
Class E .......................................................................................................................................... (141) (40)
Class M ......................................................................................................................................... (1,686) (607)
Class R6 ........................................................................................................................................ (56) (54)
Class S ........................................................................................................................................... (62,808) (22,058)
Class Y .......................................................................................................................................... (15,337) (5,533)
Net decrease in net assets from distributions .......................................................................................... (81,076) (28,515)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (340,203) (224,359)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(246,974) (576,415)
Net Assets
Beginning of period .................................................................................................................................
1,944,528 2,520,943
End of period ..........................................................................................................................................
$ 1,697,554 $ 1,944,528

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 213
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 67 $ 1,201 194 $ 3,892
Proceeds from reinvestment of distributions 38 631 9 187
Payments for shares redeemed (308) (5,474) (269) (5,417)
Net increase (decrease)
(203) (3,642) (66) (1,338)
Class C
Proceeds from shares sold 26 441 97 1,931
Proceeds from reinvestment of distributions 27 412 2 34
Payments for shares redeemed (311) (5,203) (261) (4,962)
Net increase (decrease)
(258) (4,350) (162) (2,997)
Class E
Proceeds from shares sold 47 866 122 2,628
Proceeds from reinvestment of distributions 8 137 2 39
Payments for shares redeemed (158) (2,886) (183) (3,808)
Net increase (decrease)
(103) (1,883) (59) (1,141)
Class M
Proceeds from shares sold 4,256 77,589 1,040 21,636
Proceeds from reinvestment of distributions 101 1,686 29 607
Payments for shares redeemed (1,375) (24,985) (1,001) (20,468)
Net increase (decrease)
2,982 54,290 68 1,775
Class R6
Proceeds from shares sold 84 1,55 8 29 (623)
Proceeds from reinvestment of distributions 3 5 6 3 (54)
Payments for shares redeemed (52) (949) (165) (3,203)
Net increase (decrease)
35 665 (133) (2,526)
Class S
Proceeds from shares sold 11,513 209,464 14,328 296,194
Proceeds from reinvestment of distributions 3,721 62,324 1,059 21,971
Payments for shares redeemed (34,367) (619,739) (24,499) (497,282)
Net increase (decrease)
(19,133) (347,951) (9,112) (179,117)
Class Y
Proceeds from shares sold 1,642 29,098 1,282 26,643
Proceeds from reinvestment of distributions 916 15,336 267 5,533
Payments for shares redeemed (4,481) (81,766) (3,241) (71,191)
Net increase (decrease)
(1,923) (37,332) (1,692) (39,015)
Total increase (decrease)
(18,603) $ (340,203) (11,156) $ (224,359)

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
214 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .1 7 (3. 10 ) (2.93) (.19) —
October 31, 2017 16.51 .13 4.17 4.30 (.13) —
October 31, 2016 15.09 .11 1.31 1.42 — —
October 31, 2015 18.50 .10 (3.03) (2.93) (.22) (.26)
Class C
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .0 2 (2.8 7 ) (2.85) (.04) —
October 31, 2017 15.30 (. 01 ) 3.88 3.87 (.02) —
October 31, 2016 14.09 — (f) 1.21 1.21 — —
October 31, 2015 17.29 (.02) (2.83) (2.85) (.09) (.26)
Class E
October 31, 2019 17.66 .18 1.44 1.62 (.23) (.47)
October 31, 2018 20.75 .1 8 (3.1 2 ) (2.94) (.15) —
October 31, 2017 16.57 (.01) 4.32 4.31 (.13) —
October 31, 2016 15.14 .11 1.32 1.43 — —
October 31, 2015 18.56 .11 (3.05) (2.94) (.22) (.26)
Class M
October 31, 2019 17.71 .37 1.32 1.69 (.3 2 ) (.47)
October 31, 2018 20.86 .2 5 (3.1 4 ) (2.8 9 ) (.26) —
October 31, 2017(8) 17.92 .04 2.90 2.94 — —
Class R6
October 31, 2019 17.75 .3 8 1.3 3 1.71 (.33) (.47)
October 31, 2018 20.89 .2 9 (3.1 7 ) (2.8 8 ) (.26) —
October 31, 2017 16.68 .29 4.12 4.41 (.20) —
October 31, 2016(4) 13.39 .16 3.13 3.29 — —
Class S
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .2 3 (3.1 4 ) (2.91) (.23) —
October 31, 2017 16.65 .18 4.19 4.37 (.17) —
October 31, 2016 15.20 .15 1.32 1.47 (.02) —
October 31, 2015 18.63 .15 (3.05) (2.90) (.27) (.26)
Class Y
October 31, 2019 17.75 .3 2 1. 39 1.71 (.34) (.47)
October 31, 2018 20.89 .2 6 (3.1 3 ) (2.87) (.27) —
October 31, 2017 16.68 .20 4.21 4.41 (.20) —
October 31, 2016 15.24 .18 1.31 1.49 (.05) —
October 31, 2015 18.68 .18 (3.06) (2.88) (.30) (.26)

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 215
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.72) 18.46 9.65 13,696 1.77 1.64 1. 30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 . 85 65
(.13) 20.68 26.30 20,888 1.76 1.71 .71 50
— 16.51 9.41 17,353 1.78 1.76 .75 68
(.48) 15.09 (16.11) 16,963 1.77 1.77 .62 71
(.56) 17.07 8.80 8,300 2.51 2.39 .4 7 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 . 11 65
(.02) 19.15 25.31 17,349 2.51 2.46 (.04) 50
— 15.30 8.59 17,641 2.53 2.51 (.03) 68
(.35) 14.09 (16.70) 20,415 2.52 2.52 (.15) 71
(.70) 18.5 8 9.63 1,957 1.76 1.64 .9 8 86
(.15) 17.66 (14.28) 3,681 1.76 1.68 . 85 65
(.13) 20.75 26.25 5,549 1.76 1.71 (.03) 50
— 16.57 9.45 34,786 1.78 1.76 .75 68
(.48) 15.14 (16.12) 37,874 1.77 1.77 .64 71
(.79) 18.61 10.07 95,567 1.53 1.30 2.0 7 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1. 23 65
— 20.86 16.41 43,506 1.50 1.35 .33 50
(.80) 18.66 10.12 1,954 1.38 1.25 2. 10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1. 40 65
(.20) 20.89 26.82 4,231 1.35 1.30 1.48 50
— 16.68 24.57 240 1.39 1.34 1.48 68
(.77) 18.62 9.97 1,251,846 1.52 1.39 1. 50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1. 11 65
(.17) 20.85 26.58 1,990,644 1.51 1.46 .97 50
(.02) 16.65 9.68 1,709,494 1.53 1.51 .99 68
(.53) 15.20 (15.86) 1,760,569 1.52 1.52 .87 71
(.81) 18.65 10.15 324,234 1.33 1.22 1.7 6 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.2 7 65
(.20) 20.89 26.84 438,776 1.31 1.27 1.12 50
(.05) 16.68 9.86 499,476 1.33 1.31 1.20 68
(.56) 15.24 (15.70) 512,073 1.32 1.32 1.04 71

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
216 Emerging Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,403,434
Administration fees 67,310
Distribution fees 8,065
Shareholder servicing fees 2,129
Transfer agent fees 194,882
Trustee fees 3,859
$ 1,679,679
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 21,482 $ 274,076 $ 275,081 $ — $ — $ 20,477 $ 632 $ —
U.S. Cash Management Fund 34,366 1,226,204 1,174,955 21 3 85,639 1,162 —
$ 55,848 $ 1,500,280 $ 1,450,036 $ 21 $ 3 $ 106,116 $ 1,794 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,523,400,860 $ 260,889,109 $ (83,802,690) $ 177,086,419 $ 42,116,128 $ 1,386,501
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 81,076,098 $ — $ — $ 28,515,120 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
218 Tax-Managed U.S. Large Cap Fund
Tax-Managed U.S. Large Cap Fund
-
Class A
‡
Total
Return
1 Year 5 .41%
5 Years 7 .54%§
10 Years 11 .58%§
Tax-Managed U.S. Large Cap Fund
-
Class C
Total
Return
1 Year 11 .03%
5 Years 8 .00%§
10 Years 11 .41%§
Tax-Managed U.S. Large Cap Fund
-
Class E
Total
Return
1 Year 11 .84%
5 Years 8 .81%§
10 Years 12 .26%§
Tax-Managed U.S. Large Cap Fund
-
Class M
‡‡
Total
Return
1 Year 12 .23%
5 Years 9 .15%§
10 Years 12 .56%§
Tax-Managed U.S. Large Cap Fund
-
Class S
Total
Return
1 Year 12 .12%
5 Years 9 .09%§
10 Years 12 .53%§
S&P 500
®
Inde x **
Total
Return
1 Year 14 .33%
5 Years 10 .78%§
10 Years 13 .70%§

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Managed U.S. Large Cap Fund 219
The Tax-Managed U.S. Large Cap Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M and Class S Shares gained 11.86%,
11.03%, 11.84%, 12.23% and 12.12%, respectively. This is
compared to the Fund’s benchmark, the S&P 500
®
Index, which
gained 14.33% during the same period. The Fund’s performance includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.59%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund
underperform the S&P 500
®
Index and the Morningstar
®
Large
Blend peer group. During the last two months of 2018, the U.S.
equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to moderately
priced securities with lower price momentum as well as
companies with higher quality characteristics such as lower
financial leverage. Additionally, the Fund was tilted away from the largest market capitalization stocks due to valuation concerns.
Overall, the Fund’s factor tilts provided negative results as a tilt toward stocks with low valuation, low leverage and low market capitalization detracted.
From a sector standpoint, the Fund was positioned toward more pro-cyclical areas of the market which are expected to benefit from a healthy domestic consumer, such as the consumer discretionary, financials and materials sectors, while avoiding bond proxies.
The net impact of sector allocation decisions was mixed over the period, as an overweight to the information technology sector was rewarded while an overweight to the financials sector detracted.
Stock selection by the Fund’s money managers was the primary negative contributor to benchmark relative performance during the period, led by underperforming holdings within the health care, information technology and energy sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Sustainable
Growth Advisers, LP (“Sustainable”) was the best performing
manager for the period and outperformed the Russell 1000
®
Growth Index. Sustainable’s sector allocation decisions were

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
220 Tax-Managed U.S. Large Cap Fund
additive, including overweights to the materials and real estate sectors. Stock selection within the consumer staples, real estate and communication services sectors was the primary driver of outperformance.
Barrow, Hanley, Mewhinney & Strauss, LLC was the worst
performing manager for the period and underperformed the
Russell 1000
®
Value Index. A tilt toward stocks with below
benchmark momentum was not beneficial. Additionally, an
overweight to the energy sector and an underweight to the real estate sector detracted from benchmark-relative performance.
During the period, RIM utilized a positioning strategy which is designed with the dual mandate of improving the Fund’s after-
tax returns as well as controlling Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with value, momentum and quality factors. During the fiscal year, the strategy
underperformed the S&P 500
®
Index as exposures to stocks with
low valuation and low leverage were not rewarded. From a sector perspective, an overweight to the information technology sector and an underweight to the energy sector helped to offset some of the underperformance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In September 2019, RIM terminated Pzena Investment
Management, LLC and MarVista Investment Partners, LLC and
updated allocations to the remaining managers.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Barrow, Hanley, Mewhinney & Strauss, LLC Value
J.P. Morgan Investment Management Inc. Market Oriented
Sustainable Growth Advisers, LP Growth

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Managed U.S. Large Cap Fund 221
* Assumes initial investment on November 1, 2009.
** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
‡ The Fund’s performance inception date for Class A Shares was May 28, 2010.  The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. Class A Shares will have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
222 Tax-Managed U.S. Large Cap Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.60 $ 1,019.31
Expenses Paid During Period* $ 5.98 $ 5.96
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.80 $ 1,015.53
Expenses Paid During Period* $ 9.79 $ 9.75
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.60 $ 1,019.31
Expenses Paid During Period* $ 5.98 $ 5.96
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Tax-Managed U.S. Large Cap Fund 223
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,028.60 $ 1,021.07
Expenses Paid During Period* $ 4.19 $ 4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,028.00 $ 1,020.57
Expenses Paid During Period* $ 4.70 $ 4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.1%
Consumer Discretionary - 14.1%
Advance Auto Parts, Inc. 9,135 1,484
Amazon.com, Inc.(Æ) 47,274 83,991
AutoZone, Inc.(Æ) 3,054 3,495
Best Buy Co., Inc. 44,114 3,169
Capri Holdings, Ltd.(Æ) 163,160 5,069
CarMax, Inc.(Æ) 118,335 11,025
CBS Corp. Class B 23,776 857
Charter Communications, Inc. Class A(Æ) 15,373 7,192
Comcast Corp. Class A 568,409 25,476
Costco Wholesale Corp. 19,553 5,809
Dollar General Corp. 5,400 866
Dollar Tree, Inc.(Æ) 110,786 12,231
DR Horton, Inc. 15,748 825
eBay, Inc. 5,789 204
Expedia Group, Inc. 22,927 3,133
Foot Locker, Inc. 55,986 2,436
Ford Motor Co. 727,177 6,246
Fox Corp. Class A 95,687 3,066
Gap, Inc. (The) 227,243 3,695
General Motors Co. 51,111 1,899
Gildan Activewear , Inc. Class A 99,444 2,539
Hilton Worldwide Holdings, Inc. 59,784 5,797
Home Depot, Inc. (The) 75,922 17,810
Interpublic Group of Cos., Inc. (The) 63,312 1,377
Kontoor Brands, Inc. 3,714 141
Lennar Corp. Class A 15,371 916
Lennar Corp. Class B 56 3
Lowe's Cos., Inc. 318,087 35,502
McDonald's Corp. 5,663 1,114
Netflix, Inc.(Æ) 29,432 8,459
Newell Rubbermaid, Inc. 71,626 1,359
Nike, Inc. Class B 311,890 27,930
nVent Electric PLC 6,066 140
Omnicom Group, Inc. 90,593 6,993
O'Reilly Automotive, Inc.(Æ) 47,554 20,710
PulteGroup, Inc. 44,100 1,730
Ross Stores, Inc. 161,738 17,738
Royal Caribbean Cruises, Ltd. 19,702 2,144
Sensata Technologies Holding PLC(Æ) 143,726 7,357
Starbucks Corp. 219,561 18,566
Target Corp. 182,532 19,514
TJX Cos., Inc. 350,968 20,233
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 20,238 4,718
VF Corp. 26,000 2,140
Walmart, Inc. 230,717 27,054
Walt Disney Co. (The) 251,033 32,614
Whirlpool Corp. 38,507 5,858
Wyndham Destinations, Inc. 67,466 3,131
Wyndham Hotels & Resorts, Inc. 77,055 4,159
Yum China Holdings, Inc. 29,534 1,255
Yum! Brands, Inc. 242,062 24,620
505,789
Consumer Staples - 4.5%
Altria Group, Inc. 22,737 1,018
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Archer-Daniels-Midland Co. 26,319 1,106
Coca-Cola Co. (The) 219,344 11,939
Colgate-Palmolive Co. 61,225 4,200
Constellation Brands, Inc. Class A 19,444 3,701
CVS Health Corp. 467,235 31,020
Estee Lauder Cos., Inc. (The) Class A 109,882 20,468
Hershey Co. (The) 4,970 730
Keurig Dr Pepper, Inc. 14,940 421
Kimberly-Clark Corp. 6,887 915
Kraft Heinz Foods Co. 68,355 2,210
Kroger Co. (The) 28,400 700
Mondelez International, Inc. Class A 619,150 32,474
PepsiCo, Inc. 131,961 18,101
Philip Morris International, Inc. 54,460 4,435
Procter & Gamble Co. (The) 79,241 9,866
Tyson Foods, Inc. Class A 32,561 2,696
Unilever NV 237,951 14,096
160,096
Energy - 3.7%
BP PLC - ADR 326,334 12,371
Cabot Oil & Gas Corp. 42,924 800
Cenovus Energy, Inc. 521,398 4,427
Chevron Corp. 131,950 15,325
ConocoPhillips 106,842 5,898
Diamondback Energy, Inc. 58,652 5,030
Enbridge, Inc. 16,005 583
EOG Resources, Inc. 147,001 10,189
Exxon Mobil Corp. 68,982 4,661
Marathon Petroleum Corp. 11,299 723
Occidental Petroleum Corp. 1 —
ONEOK, Inc. 18,588 1,298
PBF Energy, Inc. Class A 72,364 2,336
Phillips 66 209,085 24,424
Pioneer Natural Resources Co. 32,526 4,001
Royal Dutch Shell PLC Class A - ADR 20,534 1,190
Schlumberger, Ltd. 215,301 7,038
Valero Energy Corp. 242,770 23,544
Williams Cos., Inc. (The) 14,626 326
Xcel Energy, Inc. 137,295 8,720
132,884
Financial Services - 19.3%
Aflac, Inc. 58,836 3,128
Allstate Corp. (The) 4,347 463
American Express Co. 143,587 16,840
American International Group, Inc. 194,696 10,311
American Tower Corp.(ö) 148,692 32,427
Ameriprise Financial, Inc. 42,031 6,342
Aon PLC 38,352 7,408
Arthur J Gallagher & Co. 28,088 2,562
AvalonBay Communities, Inc.(ö) 18,236 3,969
Axis Capital Holdings, Ltd. 12,702 755
Bank of America Corp. 1,511,561 47,267
BB&T Corp. 6,074 322
Berkshire Hathaway, Inc. Class B(Æ) 148,296 31,525

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capital One Financial Corp. 118,861 11,084
Charles Schwab Corp. (The) 37,286 1,518
Chubb, Ltd. 90,347 13,771
Citigroup, Inc. 286,016 20,553
Citizens Financial Group, Inc. 278,167 9,780
CME Group, Inc. Class A 18,466 3,799
Comerica, Inc. 60,506 3,958
Discover Financial Services 29,578 2,374
Equinix , Inc.(Æ)(ö) 51,239 29,041
Everest Re Group, Ltd. 900 231
Fidelity National Information Services, Inc. 50,052 6,595
Fifth Third Bancorp 348,714 10,141
First Republic Bank 2,386 254
Fiserv, Inc.(Æ) 75,719 8,037
FleetCor Technologies, Inc.(Æ) 93,851 27,613
Global Payments, Inc. 52,010 8,799
Goldman Sachs Group, Inc. (The) 37,442 7,989
Hartford Financial Services Group, Inc. 65,036 3,712
HCP, Inc.(Æ) 526,603 19,811
Huntington Bancshares, Inc. 110,154 1,556
Intercontinental Exchange, Inc. 163,857 15,455
JPMorgan Chase & Co. 244,179 30,503
KeyCorp 84,834 1,524
KKR & Co., Inc. Class A 32,240 929
Loews Corp. 153,945 7,543
M&T Bank Corp. 5,196 813
Markel Corp.(Æ) 13,403 15,695
MasterCard, Inc. Class A 63,290 17,519
Merck & Co., Inc. 349,639 30,300
MetLife, Inc. 118,151 5,528
Moody's Corp. 67,955 14,997
Morgan Stanley 115,726 5,329
Northern Trust Corp. 106,756 10,641
PayPal Holdings, Inc.(Æ) 464,494 48,354
People's United Financial, Inc. 154,395 2,497
PNC Financial Services Group, Inc. (The) 55,651 8,164
Progressive Corp. (The) 88,200 6,148
Prologis, Inc.(ö) 37,940 3,330
Prudential Financial, Inc. 7,700 702
Raymond James Financial, Inc. 6,917 578
Regions Financial Corp. 304,959 4,910
Simon Property Group, Inc.(ö) 8,838 1,332
State Street Corp. 42,925 2,836
SunTrust Banks, Inc. 77,149 5,272
SVB Financial Group(Æ) 1,867 414
Synchrony Financial 35,464 1,254
TD Ameritrade Holding Corp. 6,600 253
US Bancorp 345,862 19,721
Ventas, Inc.(ö) 25,804 1,680
Visa, Inc. Class A 289,631 51,804
Voya Financial, Inc. 21,215 1,145
Wells Fargo & Co. 405,791 20,951
Zions Bancorp NA 32,640 1,582
693,638
Health Care - 12.5%
Abbott Laboratories 419,299 35,058
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AbbVie, Inc. 118,495 9,426
Alexion Pharmaceuticals, Inc.(Æ) 5,211 549
Align Technology, Inc.(Æ) 350 88
Allergan PLC 19,437 3,423
Amgen, Inc. 53,187 11,342
Anthem, Inc.(Æ) 69,016 18,571
Baxter International, Inc. 23,481 1,801
Becton Dickinson and Co. 113,517 29,060
Biogen, Inc.(Æ) 11,230 3,355
Boston Scientific Corp.(Æ) 163,405 6,814
Bristol-Myers Squibb Co. 19,100 1,096
Celgene Corp.(Æ) 37,335 4,033
Centene Corp.(Æ) 14,038 745
Cerner Corp. 88,688 5,953
Cigna Corp. 125,443 22,387
Eli Lilly & Co. 57,295 6,529
Gilead Sciences, Inc. 76,089 4,848
Humana, Inc. 17,246 5,074
Illumina, Inc.(Æ) 26,242 7,755
Intuitive Surgical, Inc.(Æ) 4,496 2,486
IQVIA Holdings, Inc.(Æ) 28,308 4,088
Johnson & Johnson 272,930 36,037
Laboratory Corp. of America Holdings(Æ) 40,505 6,674
McKesson Corp. 94,047 12,508
Medtronic PLC 228,855 24,922
Novo Nordisk A/S - ADR 286,084 15,798
Pfizer, Inc. 447,092 17,155
Quest Diagnostics, Inc. 11,524 1,167
Regeneron Pharmaceuticals, Inc.(Æ) 73,727 22,581
Sanofi - ADR 55,078 2,538
Stryker Corp. 13,945 3,016
Teleflex, Inc. 69,553 24,163
Thermo Fisher Scientific, Inc. 34,905 10,541
UnitedHealth Group, Inc. 289,000 73,029
Universal Health Services, Inc. Class B 21,170 2,910
Varian Medical Systems, Inc.(Æ) 4,840 585
Vertex Pharmaceuticals, Inc.(Æ) 11,953 2,337
Zimmer Biomet Holdings, Inc. 34,482 4,766
Zoetis, Inc. Class A 13,700 1,753
446,961
Materials and Processing - 2.8%
AdvanSix , Inc.(Æ) 13,686 311
Air Products & Chemicals, Inc. 6,795 1,449
Ball Corp. 28,448 1,991
Celanese Corp. Class A 51,943 6,293
CRH PLC - ADR 13,895 507
Crown Holdings, Inc.(Æ) 14,346 1,045
Dow, Inc. 18,169 917
DuPont de Nemours, Inc. 132,356 8,724
Ecolab, Inc. 210,734 40,476
Ingersoll-Rand PLC 33,000 4,187
Ingevity Corp.(Æ) 4,417 372
Linde PLC(Æ) 156,114 30,965
Martin Marietta Materials, Inc. 2,605 682
Masco Corp. 34,631 1,602
PPG Industries, Inc. 4,260 533

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rio Tinto PLC - ADR 37,916 1,972
102,026
Producer Durables - 9.4%
3M Co. 1,701 281
Accenture PLC Class A 43,472 8,061
Aptiv PLC 17,118 1,533
Automatic Data Processing, Inc. 173,348 28,123
Avery Dennison Corp. 7,544 965
Boeing Co. (The) 202 69
Caterpillar, Inc. 16,415 2,262
CSX Corp. 63,100 4,434
Danaher Corp. 201,176 27,726
Deere & Co. 11,061 1,926
Delta Air Lines, Inc. 89,351 4,921
Dover Corp. 71,632 7,442
Eaton Corp. PLC 21,449 1,868
Emerson Electric Co. 13,090 918
FedEx Corp. 1,662 254
Flir Systems, Inc. 119,372 6,155
Fortive Corp. 98,303 6,783
Garrett Motion, Inc.(Æ) 24,755 235
General Dynamics Corp. 38,948 6,886
General Electric Co. 2,071,660 20,675
Honeywell International, Inc. 247,555 42,761
Illinois Tool Works, Inc. 1,831 309
Johnson Controls International PLC(Æ) 269,143 11,662
Kansas City Southern 57,146 8,045
L3Harris Technologies, Inc. 11,294 2,330
Lockheed Martin Corp. 1,670 629
Mettler -Toledo International, Inc.(Æ) 24,329 17,150
Norfolk Southern Corp. 38,039 6,923
Northrop Grumman Corp. 30,684 10,815
PACCAR Financial Corp. 46,767 3,557
Parker-Hannifin Corp. 800 147
Pentair PLC 6,066 252
Raytheon Co. 72,719 15,432
Roper Technologies, Inc. 23,021 7,757
Southwest Airlines Co. 51,043 2,865
Stanley Black & Decker, Inc. 104,542 15,820
TopBuild Corp.(Æ) 3,805 395
TransDigm Group, Inc. 30,454 16,027
Union Pacific Corp. 57,199 9,464
United Continental Holdings, Inc.(Æ) 18,923 1,719
United Technologies Corp. 118,144 16,963
Wabtec Corp. 117,789 8,171
Waste Management, Inc. 4,229 475
Xerox Corp. 135,937 4,612
XPO Logistics, Inc.(Æ) 22,347 1,707
337,504
Technology - 26.3%
Adobe, Inc.(Æ) 118,355 32,894
Advanced Micro Devices, Inc.(Æ) 120,420 4,086
Akamai Technologies, Inc.(Æ) 9,297 804
Allegion PLC 17,438 2,024
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class A(Æ) 14,200 17,875
Alphabet, Inc. Class C(Æ) 64,379 81,125
Amphenol Corp. Class A 55,330 5,551
Analog Devices, Inc. 146,103 15,579
Apple, Inc. 432,380 107,559
Applied Materials, Inc. 109,156 5,923
Autodesk, Inc.(Æ) 208,626 30,743
Booking Holdings, Inc.(Æ) 14,677 30,070
Broadcom, Inc. 42,023 12,306
CDK Global Inc. 996 50
Cisco Systems, Inc. 524,843 24,935
Citrix Systems, Inc. 25,203 2,744
Cognizant Technology Solutions Corp. Class
A 69,986 4,265
Corning, Inc. 86,165 2,553
Corteva , Inc. Class W 155,643 4,106
Covetrus , Inc.(Æ) 265,645 2,634
Dell Technologies, Inc. Class C(Æ) 66,958 3,541
DXC Technology Co. 473 13
Electronic Arts, Inc.(Æ) 104,582 10,082
F5 Networks, Inc.(Æ) 8,038 1,158
Facebook, Inc. Class A(Æ) 322,508 61,809
Hewlett Packard Enterprise Co. Class H 652,501 10,708
HP, Inc.(Æ) 352,152 6,117
Intel Corp. 254,722 14,399
Intuit, Inc. 156,880 40,397
Juniper Networks, Inc. 619,149 15,367
KLA-Tencor Corp. 5,800 980
Lam Research Corp. 32,264 8,745
Leidos Holdings, Inc. 34,767 2,998
Microchip Technology, Inc. 176,525 16,645
Micron Technology, Inc.(Æ) 234,711 11,161
Microsoft Corp. 1,046,386 150,021
Motorola Solutions, Inc. 101,101 16,815
NVIDIA Corp. 96,134 19,325
NXP Semiconductors NV 1 —
Oracle Corp. 633,135 34,500
Perspecta , Inc. 10,694 284
Qorvo , Inc.(Æ) 74,161 5,997
QUALCOMM, Inc. 248,476 19,987
Resideo Technologies, Inc.(Æ) 14,664 140
Salesforce.com, Inc.(Æ) 253,936 39,738
SAP SE - ADR 59,771 7,924
Seagate Technology PLC 20,124 1,168
Skyworks Solutions, Inc. 112,216 10,218
Synopsys, Inc.(Æ) 33,429 4,538
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 2,103
TE Connectivity, Ltd. 94,144 8,426
Texas Instruments, Inc. 84,186 9,933
VeriSign, Inc.(Æ) 26,378 5,012
Western Digital Corp. 487 25
Workday, Inc. Class A(Æ) 70,689 11,463
Xilinx, Inc. 46,221 4,194
943,757

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 4.5%
American Electric Power Co., Inc. 26,048 2,459
AT&T, Inc. 855,776 32,940
California Resources Corp.(Æ) 1,158 6
Cheniere Energy, Inc.(Æ) 5,800 357
CMS Energy Corp. 37,178 2,376
Dominion Energy, Inc. 222,834 18,395
Duke Energy Corp. 16,508 1,556
Edison International 154,474 9,716
Entergy Corp. 126,322 15,346
Exelon Corp. 625,203 28,440
International Business Machines Corp. 84,408 11,288
NextEra Energy, Inc. 52,989 12,629
NiSource, Inc. 38,538 1,081
Sempra Energy 14,900 2,153
Southern Co. (The) 159 10
T-Mobile US, Inc.(Æ) 37,205 3,075
Verizon Communications, Inc. 330,675 19,996
161,823
Total Common Stocks
(cost $2,230,920) 3,484,478
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 100,491,885
(∞)
100,532
Total Short-Term Investments
(cost $100,521) 100,532
Total Investments 99.9%
(identified cost $2,331,441) 3,585,010
Other Assets and Liabilities, Net
- 0.1%
4,878
Net Assets - 100.0%
3,589,888

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed U.S. Large Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 505,789 $ — $ —
$ —
$ 505,789 14.1
Consumer Staples 160,096 — —
—
160,096 4.5
Energy 132,884 — —
—
132,884 3.7
Financial Services 693,638 — —
—
693,638 19.3
Health Care 446,961 — —
—
446,961 12.5
Materials and Processing 102,026 — —
—
102,026 2.8
Producer Durables 337,504 — —
—
337,504 9.4
Technology 943,757 — —
—
943,757 26.3
Utilities 161,823 — —
—
161,823 4.5
Short-Term Investments — — —
100,532
100,532 2.8
Total Investments 3,484,478 — — 100,532 3,585,010 99.9
Other Assets and Liabilities, Net 0.1
100.0
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 229
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,331,441
Investments, at fair value(>) ...........................................................................................................................................................
3,585,010
Receivables:
Dividends and interest ....................................................................................................................................................... 2,371
Dividends from affiliated funds .......................................................................................................................................... 146
Investments sold ................................................................................................................................................................ 14,122
Fund shares sold ................................................................................................................................................................ 6,860
Total assets .................................................................................................................................................
3,608,509
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 14,127
Fund shares redeemed ....................................................................................................................................................... 1,720
Accrued fees to affiliates .................................................................................................................................................... 2,589
Other accrued expenses ..................................................................................................................................................... 185
Total liabilities .............................................................................................................................................
18,621
Net Assets ............................................................................................................................................................
$ 3,589,888

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,210,26 6
Shares of beneficial interest ...........................................................................................................................................................
788
Additional paid-in capital ..............................................................................................................................................................
2,378,83 4
Net Assets ............................................................................................................................................................
$ 3,589,888
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 45.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 47.84
Class A — Net assets ............................................................................................................................................................. $ 50,571,397
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,121,569
Net asset value per share: Class C(#) ............................................................................................................................................. $ 42.57
Class C — Net assets ............................................................................................................................................................. $ 29,681,337
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 697,305
Net asset value per share: Class E(#) ............................................................................................................................................. $ 45.55
Class E — Net assets ............................................................................................................................................................. $ 1,200,318
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 26,349
Net asset value per share: Class M(#) ............................................................................................................................................ $ 45.61
Class M — Net assets ............................................................................................................................................................ $ 470,159,910
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 10,309,189
Net asset value per share: Class S(#) .............................................................................................................................................. $ 45.60
Class S — Net assets ............................................................................................................................................................. $ 3,038,274,738
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 66,627,775
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 100,532
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 231
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 58,181
Dividends from affiliated funds ......................................................................................................................................... 2,231
Interest .............................................................................................................................................................................. 2
Total investment income ...............................................................................................................................................................
60,414
Expenses
Advisory fees .................................................................................................................................................................... 21,676
Administrative fees ........................................................................................................................................................... 1,562
Custodian fees ................................................................................................................................................................... 241
Distribution fees - Class A ................................................................................................................................................ 114
Distribution fees - Class C ................................................................................................................................................ 218
Transfer agent fees - Class A ............................................................................................................................................ 89
Transfer agent fees - Class C ............................................................................................................................................. 56
Transfer agent fees - Class E ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 606
Transfer agent fees - Class S ............................................................................................................................................. 5,518
Professional fees ............................................................................................................................................................... 192
Registration fees ............................................................................................................................................................... 191
Shareholder servicing fees - Class C ................................................................................................................................. 73
Shareholder servicing fees - Class E ................................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 144
Printing fees ...................................................................................................................................................................... 148
Miscellaneous ................................................................................................................................................................... 68
Expenses before reductions .............................................................................................................................................. 30,907
Expense reductions ........................................................................................................................................................... (1,285)
Net expenses .................................................................................................................................................................................
29,622
Net investment income (loss) ........................................................................................................................................................
30,792
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (53,032)
Investments in affiliated funds .......................................................................................................................................... 34
Foreign currency exchange contracts ................................................................................................................................ (1)
Net realized gain (loss) ..................................................................................................................................................................
(52,999)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 402,435
Investments in affiliated funds .......................................................................................................................................... 11
Net change in unrealized appreciation (depreciation) ................................................................................................................... 402,446
Net realized and unrealized gain (loss) ......................................................................................................................................... 349,447
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 380,239

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 30,792 $ 22,405
Net realized gain (loss) ...................................................................................................................... (52,999) (5,564)
Net change in unrealized appreciation (depreciation) ....................................................................... 402,446 84,353
Net increase (decrease) in net assets from operations ............................................................................. 380,239 101,194
Distributions
To shareholders
Class A .......................................................................................................................................... (258) (303)
Class C .......................................................................................................................................... — (80)
Class E .......................................................................................................................................... (14) (8)
Class M ......................................................................................................................................... (1,582) (1,447)
Class S ........................................................................................................................................... (22,968) (23,935)
Net decrease in net assets from distributions .......................................................................................... (24,822) (25,773)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 305,933 453,132
Total Net Increase (Decrease) in Net Assets ..........................................................................
661,350 528,553
Net Assets
Beginning of period .................................................................................................................................
2,928,538 2,399,985
End of period ..........................................................................................................................................
$ 3,589,888 $ 2,928,538

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 233
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 313 $ 13,057 234 $ 9,701
Proceeds from reinvestment of distributions 7 256 7 299
Payments for shares redeemed (250) (10,275) (176) (7,289)
Net increase (decrease)
70 3,038 65 2,711
Class C
Proceeds from shares sold 159 6,369 136 5,345
Proceeds from reinvestment of distributions — — 2 80
Payments for shares redeemed (258) (10,187) (163) (6,411)
Net increase (decrease)
(99) (3,818) (25) (986)
Class E
Proceeds from shares sold 1 26 — —
Proceeds from reinvestment of distributions —** 14 —** 8
Payments for shares redeemed (36) (1,621) (6) (272)
Net increase (decrease)
(35) (1,581) (6) (264)
Class M
Proceeds from shares sold 7,571 325,883 2,435 100,662
Proceeds from reinvestment of distributions 42 1,581 35 1,448
Payments for shares redeemed (1,382) (59,477) (644) (26,993)
Net increase (decrease)
6,231 267,987 1,826 75,117
Class S
Proceeds from shares sold 18,729 787,991 18,365 768,867
Proceeds from reinvestment of distributions 602 22,658 578 23,635
Payments for shares redeemed (18,142) (770,342) (9,934) (415,948)
Net increase (decrease)
1,189 40,307 9,009 376,554
Total increase (decrease)
7,356 $ 305,933 10,869 $ 453,132
** Less than 500 Shares.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
October 31, 2017 32.20 .25 6.99 7.24 (.21) —
October 31, 2016 31.76 .22 .40 .62 (.18) —
October 31, 2015 31.83 .16 1.31 1.47 (.14) (1.40)
Class C
October 31, 2019 38.34 (.01) 4.2 4 4.2 3 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
October 31, 2017 30.54 (.02) 6.64 6.62 — —
October 31, 2016 30.17 (.02) .39 .37 — —
October 31, 2015 30.40 (.07) 1.24 1.17 — (1.40)
Class E
October 31, 2019 40.97 .31 4. 49 4.8 0 (.22) —
October 31, 2018 39.43 .24 1.42 1.66 (.02) (.10)
October 31, 2017 32.35 .26 7.03 7.29 (.21) —
October 31, 2016 31.89 .22 .40 .62 (.16) —
October 31, 2015 31.95 .16 1.31 1.47 (.13) (1.40)
Class M
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
October 31, 2017(8) 36.49 .17 3.04 3.21 — —
Class S
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)
October 31, 2017 32.55 .34 7.07 7.41 (.29) —
October 31, 2016 32.08 .30 .41 .71 (.24) —
October 31, 2015 32.13 .24 1.32 1.56 (.21) (1.40)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 235
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
(.21) 39.23 22.58 38,659 1.22 1.22 .69 35
(.18) 32.20 2.00 30,087 1.23 1.23 .70 23
(1.54) 31.76 4.68 24,396 1.24 1.24 .52 44
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
— 37.16 21.68 30,529 1.97 1.97 (.06) 35
— 30.54 1.23 26,758 1.98 1.98 (.05) 23
(1.40) 30.17 3.88 24,808 1.99 1.99 (.23) 44
(.22) 45.55 11.84 1,200 1.19 1.16 .73 34
(.12) 40.97 4.22 2,519 1.21 1.19 .57 24
(.21) 39.43 22.62 2,673 1.21 1.21 .75 35
(.16) 32.35 1.98 55,245 1.23 1.23 .70 23
(1.53) 31.89 4.65 53,565 1.24 1.24 .52 44
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
— 39.70 8.80 89,387 .97 .87 .71 35
(.34) 45.60 12.12 3,038,27 6 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24
(.29) 39.67 22.89 2,238,737 .97 .97 .94 35
(.24) 32.55 2.25 1,724,367 .98 .98 .95 23
(1.61) 32.08 4.92 1,486,727 .99 .99 .77 44

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 1,842,001
Administration fees 143,422
Distribution fees 28,836
Shareholder servicing fees 6,598
Transfer agent fees 554,724
Trustee fees 13,545
$ 2,589,126
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 76,238 $ 507,381 $ 483,132 $ 34 $ 11 $ 100,532 $ 2,231 $ —
$ 76,238 $ 507,381 $ 483,132 $ 34 $ 11 $ 100,532 $ 2,231 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,333,119,712 $ 1,259,035,921 $ (7,146,015) $ 1,251,889,906 $ 23,885,321 $ (65,508,461)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 24,820,737 $ — $ — $ 19,636,081 $ 6,137,637 $ —
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
1

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
238 Tax-Managed U.S. Mid & Small Cap Fund
Tax-Managed U.S. Mid & Small Cap Fund
-
Class A
‡
Total
Return
1 Year 0 .18%
5 Years 4 .87%§
10 Years 11 .13%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class C
Total
Return
1 Year 5 .55%
5 Years 5 .36%§
10 Years 10 .99%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class E
Total
Return
1 Year 6 .32%
5 Years 6 .15%§
10 Years 11 .81%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class M
‡‡
Total
Return
1 Year 6 .71%
5 Years 6 .48%§
10 Years 12 .13%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class S
Total
Return
1 Year 6 .57%
5 Years 6 .42%§
10 Years 12 .10%§
Russell 2500
TM
Index **
Total
Return
1 Year 8 .84%
5 Years 8 .04%§
10 Years 13 .10%§

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 239
The Tax-Managed U.S. Mid & Small Cap Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had six money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class M and Class S Shares gained 6.29%,
5.55%, 6.32%, 6.71% and 6.57%, respectively. This is compared to the Fund’s benchmark, the Russell 2500™ Index, which gained
8.84% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Small Growth Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 6.70%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund
and is representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund underperform the Russell 2500™ Index and generally underperform the
Morningstar
®
Small Blend peer group. During the last two months
of 2018, the U.S. equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the period, the Fund maintained exposure to mid and small capitalization stocks trading at discounted valuations as well as companies with higher quality characteristics such as lower financial leverage and higher profitability. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among
U.S. small cap companies. Within the U.S. mid and small cap
market, a preference for low valuation and low leverage stocks negatively impacted benchmark relative performance.
From a sector standpoint, the Fund was positioned toward areas expected to benefit from a healthy domestic consumer, such as the consumer discretionary, consumer staples and financials sectors.
The Fund benefitted from an underweight to the energy sector and an overweight to the information technology sector. The Fund remained underweight to the health care sector, which was viewed as the most expensive segment of the U.S. mid and small cap
market, and this positioning was additive over the period.
Stock selection by the Fund’s money managers was the primary detractor during the period, led by underperforming holdings within the information technology and consumer discretionary sectors.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Copeland
Capital Management, LLC was the best performing money
manager for the fiscal year and outperformed the Russell 2500™
Growth Index. The manager’s tilt toward stocks high dividend

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
240 Tax-Managed U.S. Mid & Small Cap Fund
growth was beneficial. Additionally, stock selection within the health care, financials, energy and consumer staples sectors was the primary driver of outperformance.
Snow Capital Management L.P. faced the strongest headwinds
over the fiscal year and underperformed the Russell 2500™
Value Index. A tilt toward companies with below benchmark
momentum was not beneficial. Underweights to the outperforming real estate and utilities sectors held back performance. Stock selection within the financials, industrials and materials sectors was a meaningful detractor from benchmark relative returns.
During the period, RIM utilized a positioning strategy which is designed with the dual mandate of improving the Fund’s after-
tax returns as well as controlling Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal year, the strategy outperformed the Russell 2500™ Index, particularly as the low volatility factor performed well in the U.S. mid and small cap equity market.
From a sector perspective, underweights to the health care and energy sectors were additive to benchmark relative performance.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund's structure or the money
manager line-up during the year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Ancora Advisors, LLC Market Oriented
Chartwell Investment Partners, LLC Value
Copeland Capital Management, LLC Market Oriented
Falcon Point Capital, LLC Growth
Snow Capital Management, L.P. Value
Summit Creek Advisors LLC Growth
* Assumes initial investment on November 1, 2009.
** Russell 2500
TM
Index is composed of the bottom 500 stocks in the Russell 1000
®
Index and all the stocks in the Russell 2000
®
Index. The Russell 2500
TM
Index
return reflect adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
‡ The Fund’s performance inception date for Class A Shares was May 28, 2010.  The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. Class A Shares will have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 241
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fess; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 989.10 $ 1,017.80
Expenses Paid During Period* $ 7.37 $ 7.48
* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 985.00 $ 1,014.06
Expenses Paid During Period* $ 11.06 $ 11.22
* Expenses are equal to the Fund's annualized expense ratio of 2.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 989.10 $ 1,017.90
Expenses Paid During Period* $ 7.27 $ 7.3 7
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
242 Tax-Managed U.S. Mid & Small Cap Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 990.70 $ 1,019.66
Expenses Paid During Period* $ 5.52 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 990.30 $ 1,019.16
Expenses Paid During Period* $ 6.02 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 14.3%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 205
Aaron's, Inc. Class A 7,966 597
Adtalem Global Education, Inc.(Æ) 4,082 122
AMC Networks, Inc. Class A(Æ) 4,293 187
American Outdoor Brands Corp.(Æ) 21,346 151
American Public Education, Inc.(Æ) 6,747 147
Aramark Services, Inc. 9,555 418
Bassett Furniture Industries, Inc. 11,577 177
Beasley Broadcasting Group, Inc. Class A 77,463 222
Beazer Homes USA, Inc.(Æ) 83,830 1,258
Bloomin' Brands, Inc. 60,700 1,202
BMC Stock Holdings, Inc.(Æ) 25,799 696
Boot Barn Holdings, Inc.(Æ) 44,740 1,568
Bright Horizons Family Solutions, Inc.(Æ) 1,068 159
Brinker International, Inc.(Ñ) 5,264 234
Buckle, Inc. (The)(Ñ) 30,790 644
Burlington Stores, Inc.(Æ) 14,503 2,787
Cable One, Inc. 1,352 1,792
Caesars Entertainment Corp.(Æ) 46,887 576
Callaway Golf Co. 14,281 289
Capri Holdings, Ltd.(Æ) 9,520 296
Carter's, Inc. 8,753 877
Central Garden & Pet Co. Class A(Æ) 5,797 164
Cheesecake Factory, Inc. (The)(Ñ) 77,159 3,224
Chegg, Inc.(Æ)(Ñ) 37,464 1,149
Cinemark Holdings, Inc.(Ñ) 7,787 285
Cooper Tire & Rubber Co. 27,954 789
Cumulus Media, Inc. Class A(Æ) 17,021 233
Dana Holding Corp. 50,523 820
Dave & Buster's Entertainment, Inc.(Ñ) 13,338 531
Deckers Outdoor Corp.(Æ) 10,198 1,559
Dick's Sporting Goods, Inc. 3,857 150
Dine Brands Global, Inc.(Ñ) 22,666 1,658
Domino's Pizza, Inc. 7,308 1,985
Dorman Products, Inc.(Æ) 22,824 1,642
Eldorado Resorts, Inc.(Æ)(Ñ) 79,622 3,565
Entravision Communications Corp. Class A 56,054 159
Ethan Allen Interiors, Inc.(Ñ) 5,922 117
Expedia Group, Inc. 14,285 1,952
Express, Inc.(Æ) 44,634 144
Extended Stay America, Inc. 26,671 379
Fiesta Restaurant Group, Inc.(Æ) 23,784 204
First Cash Financial Services, Inc. 15,685 1,324
Five Below, Inc.(Æ) 30,066 3,762
Foot Locker, Inc. 3,276 143
Fortress Transportation & Infrastructure
Investors LLC 17,312 274
Fortune Brands Home & Security, Inc. 19,771 1,187
GameStop Corp. Class A(Ñ) 32,159 175
Gannett Co., Inc.(Ñ) 21,194 230
Gentex Corp. 12,980 364
Gentherm, Inc.(Æ) 54,391 2,272
G-III Apparel Group, Ltd.(Æ) 34,224 859
Goodyear Tire & Rubber Co. (The) 19,642 312
Graham Holdings Co. Class B 599 377
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Grand Canyon Education, Inc.(Æ) 26,700 2,455
Guess?, Inc.(Ñ) 19,942 334
Habit Restaurants, Inc. (The) Class A(Æ) 19,703 207
Harley-Davidson, Inc.(Ñ) 7,844 305
Hillenbrand, Inc. 22,981 708
Hooker Furniture Corp. 7,597 180
Interpublic Group of Cos., Inc. (The) 21,300 463
J Alexander's Holdings, Inc.(Æ) 46,376 448
Jack in the Box, Inc. 29,134 2,448
John Wiley & Sons, Inc. Class A 3,051 141
KB Home 58,058 2,072
Kohl's Corp. 16,026 821
Kontoor Brands, Inc.(Ñ) 29,035 1,103
Leggett & Platt, Inc. 3,702 190
Liberty Braves Group Class C(Æ) 45,066 1,325
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 10,483 446
Liberty SiriusXM Group Class C(Æ) 39,763 1,797
Lions Gate Entertainment Corp. Class A(Æ) 17,878 143
Lithia Motors, Inc. Class A 8,395 1,322
Live Nation Entertainment, Inc.(Æ) 4,910 346
LKQ Corp.(Æ) 63,022 2,142
M/I Homes, Inc.(Æ) 12,509 553
Marriott Vacations Worldwide Corp. 6,633 729
MasterCraft Boat Holdings, Inc.(Æ) 9,806 154
Matthews International Corp. Class A 11,725 434
Meredith Corp. 9,797 369
Michaels Cos., Inc. (The)(Æ) 15,940 139
Monro Muffler Brake, Inc. 34,106 2,391
Murphy USA, Inc.(Æ) 1,877 221
Nautilus, Inc.(Æ) 119,341 197
New Home Co., Inc. (The)(Æ) 20,700 97
Nordstrom, Inc.(Ñ) 12,062 433
NVR, Inc.(Æ) 153 556
Office Depot, Inc. 88,730 183
Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ) 38,858 2,482
Oxford Industries, Inc.(Ñ) 8,339 574
Penske Automotive Group, Inc. 3,063 149
Points International, Ltd.(Æ) 8,998 98
Polaris Industries, Inc. 1,619 160
Pool Corp. 18,158 3,766
PulteGroup, Inc. 27,207 1,068
PVH Corp. 3,067 267
Quotient Technology, Inc.(Æ) 18,269 157
Ralph Lauren Corp. Class A 26,680 2,563
RCI Hospitality Holdings, Inc. 10,587 198
Red Robin Gourmet Burgers, Inc.(Æ) 2,684 82
REV Group, Inc.(Ñ) 73,536 915
Ruth's Hospitality Group, Inc. 11,157 230
Saga Communications, Inc. Class A 3,431 103
Scholastic Corp. 14,084 542
Sensata Technologies Holding PLC(Æ) 11,420 585
Service Corp. International 17,960 817
ServiceMaster Global Holdings, Inc.(Æ) 47,125 1,903
Shoe Carnival, Inc.(Ñ) 6,564 218
Six Flags Entertainment Corp. 2,851 120
Skechers U.S.A., Inc. Class A(Æ) 72,894 2,724

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stamps.com, Inc.(Æ) 1,989 168
Strategic Education, Inc.(Æ) 19,328 2,378
Systemax, Inc. 6,818 148
Taylor Morrison Home Corp. Class A(Æ) 28,585 716
TEGNA, Inc. 28,059 422
Tenneco, Inc. Class A 30,020 378
Thor Industries, Inc.(Ñ) 2,812 178
Toll Brothers, Inc. 31,686 1,260
Tractor Supply Co. 3,598 342
Transcat, Inc.(Æ) 6,170 193
Tribune Publishing Co.(Æ) 12,728 114
Tupperware Brands Corp. 18,302 176
Urban Outfitters, Inc.(Æ) 111,702 3,206
Vail Resorts, Inc. 1,022 237
Vera Bradley, Inc.(Æ) 86,187 927
WABCO Holdings, Inc.(Æ) 1,171 158
Wesco Aircraft Holdings, Inc.(Æ) 13,598 150
William Lyon Homes Class A(Æ) 40,946 792
Williams-Sonoma, Inc. 2,625 175
WW International, Inc.(Æ) 5,936 207
Wyndham Destinations, Inc. 15,649 726
Wyndham Hotels & Resorts, Inc. 55,377 2,989
ZAGG, Inc.(Æ) 23,194 171
Zillow Group, Inc.(Æ) 4,441 145
108,521
Consumer Staples - 2.9%
B&G Foods, Inc. Class A(Ñ) 13,318 207
Calavo Growers, Inc.(Ñ) 8,403 729
Casey's General Stores, Inc. 17,162 2,932
Church & Dwight Co., Inc. 11,113 777
Core-Mark Holding Co., Inc. 22,805 696
Energizer Holdings, Inc. - GDR(Æ)(Ñ) 13,007 487
Flowers Foods, Inc. 19,333 420
Fresh Del Monte Produce, Inc. 28,625 913
Hain Celestial Group, Inc. (The)(Æ)(Ñ) 12,357 292
Herbalife Nutrition, Ltd.(Æ) 4,009 179
J&J Snack Foods Corp. 5,207 993
Lancaster Colony Corp. 8,002 1,114
Medifast, Inc.(Ñ) 7,437 825
MGP Ingredients, Inc.(Ñ) 5,280 227
National Beverage Corp. 3,091 136
Natural Health Trends Corp.(Ñ) 16,589 112
Nomad Foods, Ltd.(Æ) 103,406 2,018
PetMed Express, Inc.(Ñ) 8,201 192
Pilgrim's Pride Corp.(Æ) 101,583 3,084
PolyOne Corp. 6,686 214
Post Holdings, Inc.(Æ) 5,407 556
Rite Aid Corp.(Æ)(Ñ) 16,645 153
Sanderson Farms, Inc.(Ñ) 16,357 2,532
Seaboard Corp. 79 333
SpartanNash Co. 12,657 166
Spectrum Brands Holdings, Inc. 11,128 559
Tootsie Roll Industries, Inc. 1 —
Tyson Foods, Inc. Class A 13,119 1,086
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
USANA Health Sciences, Inc.(Æ) 2,117 157
22,089
Energy - 1.5%
Algonquin Power & Utilities Corp. 121,867 1,672
Antero Resources Corp.(Æ) 80,194 200
Cabot Oil & Gas Corp. 80,130 1,494
Callon Petroleum Co.(Æ) 39,887 152
Carrizo Oil & Gas, Inc.(Æ) 20,271 149
Cimarex Energy Co. 6,784 286
Delek US Holdings, Inc. 5,646 226
Diamondback Energy, Inc. 1 —
ERA Group, Inc.(Æ) 13,676 132
First Solar, Inc.(Æ) 4,127 214
Forum Energy Technologies, Inc.(Æ) 132,896 154
Gores Holdings, Inc. Class A(Æ) 26,241 335
GrafTech International, Ltd.(Ñ) 12,880 156
Gulfport Energy Corp.(Æ) 208,109 580
Hallador Energy Co. 44,573 150
Helix Energy Solutions Group, Inc.(Æ) 18,594 160
HollyFrontier Corp. 12,976 713
KLX Energy Services Holdings, Inc.(Æ) 67,114 533
Liberty Oilfield Services, Inc. Class A 17,029 157
Murphy Oil Corp. 7,764 160
NOW, Inc.(Æ) 14,066 148
PBF Energy, Inc. Class A 36,045 1,164
Phillips 66 Partners, LP 13,313 744
Profire Energy, Inc.(Æ) 89,436 157
Range Resources Corp.(Ñ) 41,746 168
Renewable Energy Group, Inc.(Æ) 9,800 160
REX American Resources Corp.(Æ) 11,703 947
Smart Sand, Inc.(Æ)(Ñ) 61,223 143
TPI Composites, Inc.(Æ) 8,237 169
US Silica Holdings, Inc. 21,110 94
11,517
Financial Services - 26.4%
1st Constitution Bancorp 7,982 152
ACNB Corp. 2,900 103
Affiliated Managers Group, Inc. 17,673 1,412
AG Mortgage Investment Trust, Inc. (ö) 41,667 652
AGNC Investment Corp.(Æ) 14,304 244
Alexandria Real Estate Equities, Inc. (ö) 6,491 1,030
Alleghany Corp.(Æ) 1,211 943
Ally Financial, Inc. 81,551 2,498
Altisource Portfolio Solutions SA(Æ)(Ñ) 6,954 124
Ambac Financial Group, Inc.(Æ) 8,395 172
American Campus Communities, Inc.(ö) 7,663 383
American Equity Investment Life Holding
Co. 130,710 3,226
American Financial Group, Inc. 4,297 447
American Homes 4 Rent Class A(ö) 9,689 257
American National Insurance Co. 1,564 188
Americold Realty Trust (Ñ)(ö) 20,084 805
Ames National Corp. 5,051 140
Anworth Mortgage Asset Corp. (ö) 95,069 325

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apartment Investment & Management Co.
Class A(ö) 7,897 433
Argo Group International Holdings, Ltd. 33,529 2,074
Arlington Asset Investment Corp. Class A 48,124 278
ARMOUR Residential REIT, Inc. (ö) 8,795 147
Associated Banc-Corp. 22,995 462
Assurant, Inc. 5,539 698
Assured Guaranty, Ltd. 12,463 585
Auburn National Bancorporation, Inc. 4,430 189
Axis Capital Holdings, Ltd. 5,244 312
Axos Financial, Inc.(Æ)(Ñ) 34,223 994
Banc of California, Inc. 9,852 136
Banco Latinoamericano de Comercio Exterior
SA Class E 16,277 336
Bancorp, Inc. (The)(Æ) 39,748 433
BancorpSouth Bank 50,571 1,551
Bank of Commerce Holdings 13,949 157
Bank of NT Butterfield & Son, Ltd. (The) 13,731 452
Bank OZK 47,117 1,322
BankFinancial Corp. 9,205 119
BankUnited, Inc. 44,430 1,524
Banner Corp. 2,661 144
Bar Harbor Bankshares 6,381 160
BBX Capital Corp. Class A 5,727 26
Berkshire Hills Bancorp, Inc. 8,410 261
BGC Partners, Inc. Class A 30,209 157
Boston Private Financial Holdings, Inc. 13,231 149
Brixmor Property Group, Inc. (ö) 14,049 309
Broadridge Financial Solutions, Inc. 6,321 792
Bryn Mawr Bank Corp. 9,503 362
Cadence Bancorp 59,602 917
Cambridge Bancorp 1,896 147
Camden Property Trust(ö) 3,242 371
Cannae Holdings, Inc.(Æ) 108,295 3,162
Cathay General Bancorp 7,998 285
CB Financial Services, Inc. 7,222 194
CBL & Associates Properties, Inc. (Ñ)(ö) 130,647 188
CBTX, Inc. 5,144 147
CenterState Bank Corp. 62,231 1,578
Central Pacific Financial Corp. 8,782 254
Chatham Lodging Trust (ö) 12,972 234
CNO Financial Group, Inc. 113,094 1,770
Codorus Valley Bancorp, Inc. 9,910 215
Cohen & Steers, Inc. 16,018 1,048
Colony Capital, Inc. (ö) 26,115 146
Colony Credit Real Estate, Inc. (ö) 23,904 343
Columbia Banking System, Inc. 34,327 1,349
Columbia Financial, Inc.(Æ) 96,961 1,599
Commerce Union Bancshares, Inc. 6,463 147
Community Bank System, Inc. 28,319 1,919
Community Trust Bancorp, Inc. 3,587 157
CoreCivic, Inc.(Æ) 5,353 82
CoreSite Realty Corp. Class A(ö) 7,201 846
County Bancorp, Inc. 15,612 343
Cowen Group, Inc. Class A(Æ) 22,540 337
Cullen/Frost Bankers, Inc. 3,206 289
Customers Bancorp, Inc.(Æ) 8,482 200
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CVB Financial Corp. 10,947 228
CyrusOne, Inc.(ö) 18,080 1,289
Diamond Hill Investment Group, Inc. 1,099 155
DiamondRock Hospitality Co. (ö) 17,337 173
Duke Realty Corp.(ö) 62,146 2,184
East West Bancorp, Inc. 9,666 415
Eaton Vance Corp. 988 45
Emerald Expositions Events, Inc. 15,255 148
Empire State Realty Trust, Inc. Class A(ö) 10,355 150
Enova International, Inc.(Æ) 30,176 709
Enstar Group, Ltd.(Æ) 847 170
Enterprise Bancorp, Inc. 4,902 146
Enterprise Financial Services Corp. 5,091 223
EPR Properties (ö) 4,013 312
Equity Bancshares, Inc. Class A(Æ) 7,879 219
Equity Commonwealth(ö) 5,469 176
Equity LifeStyle Properties, Inc. Class A(ö) 19,368 1,355
Erie Indemnity Co. Class A(Ñ) 4,852 894
Essent Group, Ltd. 8,154 425
Euronet Worldwide, Inc.(Æ) 11,467 1,606
Evans Bancorp, Inc. 4,200 160
Evercore, Inc. Class A 8,751 644
Everest Re Group, Ltd. 2,179 560
Ezcorp, Inc. Class A(Æ) 25,426 134
FactSet Research Systems, Inc.(Ñ) 4,286 1,087
Fair Isaac Corp.(Æ) 14,096 4,286
Farmers & Merchants Bancorp, Inc. 4,115 105
Federal Agricultural Mortgage Corp. Class C 8,229 697
Federated Investors, Inc. Class B 10,124 323
FedNat Holding Co. 14,721 211
Fifth Third Bancorp 1 —
First American Financial Corp. 21,314 1,317
First Bancorp, Inc. 4,275 121
First Business Financial Services, Inc. 12,588 306
First Citizens BancShares, Inc. Class A 2,292 1,128
First Commonwealth Financial Corp. 85,187 1,200
First Community Corp. 6,228 119
First Financial Bancorp 32,320 758
First Financial Corp. 7,062 310
First Financial Northwest, Inc. 14,050 199
First Horizon National Corp. 12,540 200
First Industrial Realty Trust, Inc. (ö) 90,342 3,804
First Internet Bancorp 7,065 161
First Midwest Bancorp, Inc. 7,424 153
First Northwest Bancorp 16,316 287
First of Long Island Corp. (The) 24,839 582
First Republic Bank 29,628 3,151
First Savings Financial Group, Inc. 7,863 487
Flushing Financial Corp. 12,081 261
FNB Corp. 179,106 2,160
Four Corners Property Trust, Inc. (ö) 7,233 207
Gaming and Leisure Properties, Inc. (ö) 18,708 755
Genworth Financial, Inc. Class A(Æ) 108,399 464
GEO Group, Inc. (The) (ö) 33,693 513
Glacier Bancorp, Inc. 37,575 1,590
Global Indemnity, Ltd. 7,116 176
Global Net Lease, Inc. (ö) 7,616 148

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Great Western Bancorp, Inc. 49,851 1,738
Green Dot Corp. Class A(Æ) 20,190 582
Hancock Holding Co. 4,743 185
Hanmi Financial Corp. 16,835 324
Hanover Insurance Group, Inc. (The) 39,159 5,158
HarborOne Bancorp, Inc.(Æ) 51,794 529
Healthcare Realty Trust, Inc. (ö) 47,094 1,637
Healthcare Trust of America, Inc. Class A(ö) 11,235 348
Heartland Financial USA, Inc. 3,350 157
Heritage Financial Corp. 8,250 227
Hersha Hospitality Trust Class A(ö) 24,382 337
Hilltop Holdings, Inc. 19,777 462
Home BancShares, Inc. 43,527 804
Hope Bancorp, Inc. 10,760 154
Horizon Bancorp, Inc. 17,661 322
Houlihan Lokey, Inc. Class A 15,496 732
Howard Hughes Corp. (The)(Æ) 7,869 880
Iberiabank Corp. 5,623 413
Independence Realty Trust, Inc. (ö) 92,943 1,431
Independent Bank Corp. 200 5
Independent Bank Group, Inc. 4,026 215
Industrial Logistics Properties Trust (ö) 7,372 157
International Bancshares Corp. 5,598 229
International. FCStone, Inc.(Æ) 3,786 151
Invesco Mortgage Capital, Inc. (ö) 37,608 592
Iron Mountain, Inc. (ö) 11,129 365
iStar, Inc. (ö) 15,472 201
Jack Henry & Associates, Inc. 6,027 853
JBG Smith Properties (ö) 27,674 1,114
Jernigan Capital, Inc. (ö) 7,731 147
Kearny Financial Corp. 118,016 1,656
Kennedy-Wilson Holdings, Inc. 30,930 712
KeyCorp 90,752 1,631
Kilroy Realty Corp. (ö) 3,359 282
Kimco Realty Corp. (ö) 16,201 349
Kite Realty Group Trust (ö) 9,458 169
Lamar Advertising Co. Class A(ö) 6,141 491
Lazard, Ltd. Class A 23,639 882
LendingTree, Inc.(Æ)(Ñ) 5,822 2,095
Level One Bancorp, Inc. 3,539 86
Liberty Property Trust (ö) 4,136 244
Life Storage, Inc.(Æ)(ö) 4,997 544
Live Oak Bancshares, Inc. 8,809 160
Macatawa Bank Corp. 18,660 195
Malvern Bancorp, Inc.(Æ) 30,610 685
MarketAxess Holdings, Inc. 4,731 1,744
Medical Properties Trust, Inc. (ö) 24,356 505
MFA Financial, Inc.(ö) 58,364 443
MGIC Investment Corp. 182,545 2,503
Mid-America Apartment Communities, Inc.
(ö) 17,247 2,397
Middlefield Banc Corp. 4,242 195
Monmouth Real Estate Investment Corp. (ö) 13,789 208
MSCI, Inc. Class A 20,585 4,828
National Bankshares, Inc. 4,043 170
National General Holdings Corp. 77,628 1,655
National Health Investors, Inc. (ö) 9,338 801
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Retail Properties, Inc.(ö) 7,639 450
National Western Life Group, Inc. Class A 1,542 420
New Residential Investment Corp. (ö) 49,082 777
New York Community Bancorp, Inc. 62,717 731
Nicolet Bankshares, Inc.(Æ) 1,853 128
NMI Holdings, Inc. Class A(Æ) 22,363 654
Northwest Bancshares, Inc. 8,090 137
Norwood Financial Corp. 1,431 45
OFG Bancorp 134,940 2,741
Old Line Bancshares, Inc. 8,453 248
Old National Bancorp 27,918 502
On Deck Capital, Inc.(Æ) 41,106 183
Oritani Financial Corp. 8,387 157
PacWest Bancorp 26,097 965
Paramount Group, Inc. (ö) 11,400 154
Park Hotels & Resorts, Inc.(ö) 116,830 2,716
Pebblebrook Hotel Trust (ö) 6,397 164
Peoples Financial Services Corp. 3,356 165
People's Utah Bancorp 5,621 164
Piedmont Office Realty Trust, Inc. Class A(ö) 48,629 1,091
Popular, Inc. 31,311 1,705
Potlatch Corp. (Ñ)(ö) 41,542 1,764
PRA Group, Inc.(Æ) 32,274 1,095
Preferred Apartment Communities, Inc. Class
A(ö) 10,191 146
Preferred Bank 4,444 237
Premier Financial Bancorp, Inc. 9,226 164
Primerica, Inc. 2,921 369
ProAssurance Corp. 3,653 143
Prosperity Bancshares, Inc.(Ñ) 9,546 659
PS Business Parks, Inc. (ö) 3,323 600
QCR Holdings, Inc. 5,280 214
Radian Group, Inc. 48,956 1,229
Raymond James Financial, Inc. 16,349 1,365
Rayonier, Inc. (ö) 14,986 404
RBB Bancorp 12,227 246
Ready Capital Corp.(Æ) 9,735 154
Realogy Holdings Corp.(Ñ) 35,966 283
Redwood Trust, Inc. (ö) 21,806 356
Regency Centers Corp. (ö) 5,381 362
Reinsurance Group of America, Inc. Class A 2,529 411
RenaissanceRe Holdings, Ltd. 1,743 326
Retail Opportunity Investments Corp. (ö) 38,335 716
Retail Properties of America, Inc. Class A(ö) 107,248 1,476
RMR Group, Inc. (The) Class A 7,070 342
Ryman Hospitality Properties, Inc. (ö) 8,415 708
Sabra Health Care REIT, Inc. (ö) 41,347 1,017
Sandy Spring Bancorp, Inc. 26,768 924
SB One Bancorp 6,440 142
Selective Insurance Group, Inc. 64,969 4,491
Senior Housing Properties Trust(ö) 68,337 678
Service Properties Trust (ö) 16,016 405
Signature Bank 11,510 1,362
Simmons First National Corp. Class A 6,350 152
SLM Corp. 75,562 638
South State Corp. 11,148 879
Southern First Bancshares, Inc.(Æ) 14,588 588

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
St. Joe Co. (The)(Æ)(Ñ) 28,774 534
STAG Industrial, Inc. (ö) 32,240 1,001
Starwood Property Trust, Inc. (ö) 20,167 496
Sterling Bancorp 86,536 1,700
Stewart Information Services Corp. 4,154 170
Summit Hotel Properties, Inc. (ö) 22,219 272
Sun Communities, Inc. (ö) 22,486 3,657
SVB Financial Group(Æ) 14,734 3,263
Synovus Financial Corp. 6,764 229
Tanger Factory Outlet Centers, Inc. (Ñ)(ö) 40,071 646
Texas Capital Bancshares, Inc.(Æ) 5,234 283
Towne Bank 24,050 676
Tradeweb Markets Inc. Class A 12,704 530
TriState Capital Holdings, Inc.(Æ) 6,759 156
Two Harbors Investment Corp. (ö) 25,179 349
UMB Financial Corp. 19,681 1,284
UMH Properties, Inc. (ö) 13,281 198
Umpqua Holdings Corp. 161,353 2,553
United Bankshares, Inc.(Ñ) 9,250 366
United Community Banks, Inc. 60,617 1,831
Universal Insurance Holdings, Inc. 8,695 236
Urban Edge Properties (ö) 16,574 350
VEREIT, Inc. (ö) 27,054 266
VICI Properties, Inc.(ö) 6,299 148
Voya Financial, Inc. 75,748 4,087
Washington Prime Group, Inc. (Ñ)(ö) 81,143 342
Washington Real Estate Investment Trust (ö) 18,536 575
Webster Financial Corp. 30,614 1,350
Western Alliance Bancorp 3,139 155
World Acceptance Corp.(Æ) 5,306 551
WP Carey, Inc. (ö) 5,937 547
WR Berkley Corp. 5,746 402
WSFS Financial Corp. 8,031 339
Zions Bancorp NA 11,933 578
201,257
Health Care - 9.8%
Align Technology, Inc.(Æ) 11,451 2,889
Aptinyx, Inc.(Æ)(Ñ) 36,823 122
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 749
Bio-Techne Corp.(Æ) 19,172 3,991
BioTelemetry, Inc.(Æ) 82,855 3,261
Cambrex Corp.(Æ) 24,258 1,449
Cantel Medical Corp. 8,833 644
Cardiovascular Systems, Inc.(Æ) 32,023 1,426
Centene Corp.(Æ) 32,157 1,707
Charles River Laboratories International,
Inc.(Æ) 7,982 1,037
Chemed Corp. 4,665 1,838
Cooper Cos., Inc. (The) 2,058 599
CorVel Corp.(Æ) 12,010 950
DexCom, Inc.(Æ) 7,077 1,092
Encompass Health Corp.(Æ) 9,203 589
Ensign Group, Inc. (The) 29,828 1,260
Exact Sciences Corp.(Æ) 8,202 714
Haemonetics Corp.(Æ) 20,950 2,529
Hanger, Inc.(Æ) 23,754 537
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HealthEquity, Inc.(Æ) 8,178 464
Henry Schein, Inc.(Æ)(Ñ) 20,594 1,289
Icon PLC(Æ) 19,300 2,835
Inogen, Inc.(Æ) 13,926 758
Integra LifeSciences Holdings Corp.(Æ) 43,923 2,550
Ionis Pharmaceuticals, Inc.(Æ) 7,245 404
LeMaitre Vascular, Inc. 14,593 505
LHC Group, Inc.(Æ) 28,803 3,196
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 8,588 934
Magellan Health, Inc.(Æ) 6,145 399
Molina Healthcare, Inc.(Æ) 4,848 570
Myriad Genetics, Inc.(Æ) 5,332 180
NeoGenomics, Inc.(Æ) 89,298 2,048
Omnicell, Inc.(Æ) 52,873 3,722
PRA Health Sciences, Inc.(Æ) 17,389 1,699
PTC Therapeutics, Inc.(Æ) 9,522 389
Quest Diagnostics, Inc. 27,968 2,832
Repligen Corp.(Æ) 17,274 1,373
ResMed, Inc. 6,689 989
Sarepta Therapeutics, Inc.(Æ) 13,002 1,080
Seattle Genetics, Inc.(Æ) 4,553 489
Steris PLC 27,421 3,882
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 6,168 314
The Pennant Group, Inc.(Æ) 14,914 268
Tivity Health, Inc.(Æ) 1 —
Triple-S Management Corp. Class B(Æ) 12,348 187
United Therapeutics Corp.(Æ) 1,899 171
US Physical Therapy, Inc. 19,081 2,699
Utah Medical Products, Inc. 7,503 769
Varex Imaging Corp.(Æ) 4,794 144
Varian Medical Systems, Inc.(Æ) 7,140 863
Veeva Systems, Inc. Class A(Æ) 6,119 868
Veracyte, Inc.(Æ) 14,532 333
WellCare Health Plans, Inc.(Æ) 9,968 2,957
West Pharmaceutical Services, Inc. 22,019 3,167
Zafgen, Inc.(Æ) 209,519 155
Zimmer Biomet Holdings, Inc. 10,345 1,430
74,295
Materials and Processing - 6.8%
A. Schulman, Inc.(Æ)(Š) 14,859 6
AAON, Inc. 11,226 546
Agnico-Eagle Mines, Ltd. 48,806 3,000
Amcor PLC 1 —
Apogee Enterprises, Inc. 35,865 1,346
AptarGroup, Inc. 2,501 296
Arch Coal, Inc. Class A(Ñ) 5,735 453
Armstrong Flooring, Inc.(Æ) 32,619 200
Ashland Global Holdings, Inc. 2,458 190
Axalta Coating Systems, Ltd.(Æ) 5,402 159
B2Gold Corp. 67,496 237
Balchem Corp. 20,807 2,106
Belden, Inc. 3,675 189
Berry Plastics Group, Inc.(Æ) 5,355 222
Cabot Microelectronics Corp. 7,617 1,151
Caesarstone, Ltd. 9,774 165
Carpenter Technology Corp. 15,386 754

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Century Aluminum Co.(Æ) 71,706 418
CF Industries Holdings, Inc. 24,055 1,091
Cleveland-Cliffs, Inc.(Æ) 33,774 244
Comfort Systems USA, Inc. 42,901 2,163
Commercial Metals Co. 94,818 1,833
Compass Minerals International, Inc. 5,721 323
Cornerstone Building Brands, Inc.(Æ) 22,978 144
Crown Holdings, Inc.(Æ) 5,723 417
Eagle Materials, Inc. 18,530 1,693
Eastern Co. (The) 5,500 152
Element Solutions Inc.(Æ) 101,046 1,097
FutureFuel Corp. 11,982 148
GCP Applied Technologies, Inc.(Æ) 39,690 820
Gold Resource Corp. 93,138 408
Graphic Packaging Holding Co. 13,084 205
Greif, Inc. Class A 4,854 190
HB Fuller Co. 3,110 152
Hexcel Corp. 1,255 94
IAA Spinco, Inc.(Æ) 39,659 1,513
Ingevity Corp.(Æ) 3,946 332
Innospec, Inc. 4,161 380
Insteel Industries, Inc. 599 12
Interface, Inc. Class A 47,821 795
ITT, Inc. 39,309 2,337
KAR Auction Services, Inc.(Ñ) 39,659 986
Kirkland Lake Gold, Ltd. 23,173 1,088
Lennox International, Inc. 3,222 797
Livent Corp.(Æ) 24,885 171
Louisiana-Pacific Corp. 7,530 220
Masco Corp. 32,098 1,485
Masonite International Corp.(Æ) 7,376 453
Minerals Technologies, Inc. 20,836 1,030
MRC Global, Inc.(Æ) 26,158 297
Mueller Water Products, Inc. Class A 89,303 1,045
NewMarket Corp. 1,978 960
NN, Inc.(Ñ) 88,626 640
Owens Corning 7,328 449
Packaging Corp. of America 4,726 517
PGT Innovations, Inc.(Æ) 8,999 159
Quaker Chemical Corp. 4,947 756
RBC Bearings, Inc.(Æ) 1,937 311
Reliance Steel & Aluminum Co. 6,521 757
Royal Gold, Inc. 6,994 807
RPM International, Inc. 6,601 478
Schnitzer Steel Industries, Inc. Class A 12,092 258
Schweitzer-Mauduit International, Inc. 2,050 83
Sensient Technologies Corp. 12,567 786
Sonoco Products Co. 3,919 226
Steel Dynamics, Inc. 7,194 218
Stepan Co. 1,580 154
Trinseo SA 4,706 200
Triton International, Ltd. 5,532 203
United States Lime & Minerals, Inc. 3,111 275
Universal Forest Products, Inc. 7,875 397
Universal Stainless & Alloy Products, Inc.(Æ) 2,868 39
Valhi, Inc. 45,000 85
Valvoline, Inc. 101,308 2,162
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verso Corp. Class A(Æ) 14,156 207
Vulcan Materials Co. 13,817 1,974
Watsco, Inc. 4,901 864
Wheaton Precious Metals Corp. 61,329 1,722
WR Grace & Co. 2,986 198
51,438
Producer Durables - 16.9%
ACCO Brands Corp. 80,488 736
AECOM(Æ) 73,277 2,932
AGCO Corp. 5,426 416
Aircastle, Ltd. 36,658 998
Alamo Group, Inc. 5,697 610
Alaska Air Group, Inc. 7,582 526
Allied Motion Technologies, Inc. 3,542 134
Allison Transmission Holdings, Inc. Class A 31,969 1,394
Altra Industrial Motion Corp. 20,568 634
AO Smith Corp. 22,536 1,120
Applied Industrial Technologies, Inc. 4,001 239
ArcBest Corp. 32,686 944
Arconic, Inc. 76,332 2,097
Arcosa, Inc. 62,108 2,386
Argan, Inc. 5,050 191
ASGN, Inc.(Æ) 6,426 409
Avery Dennison Corp. 4,784 612
AZZ, Inc. 5,510 214
Babcock & Wilcox Co. (The) Class W(Æ) 64,981 3,775
Badger Meter, Inc. 16,476 952
Barnes Group, Inc. 28,740 1,680
Booz Allen Hamilton Holding Corp. Class A 9,028 635
Brady Corp. Class A 46,947 2,645
Brink's Co. (The) 24,651 2,094
Cactus, Inc. Class A 26,061 775
CAI International, Inc.(Æ) 7,241 172
Carlisle Cos., Inc. 3,258 496
Colfax Corp.(Æ)(Ñ) 4,829 162
Construction Partners, Inc. Class A(Æ) 68,412 1,171
Costamare, Inc. 44,802 352
CoStar Group, Inc.(Æ) 10,152 5,579
Crane Co. 6,145 470
Deluxe Corp. 3,880 201
Douglas Dynamics, Inc. 5,374 252
Dycom Industries, Inc.(Æ) 17,803 812
Echo Global Logistics, Inc.(Æ) 36,278 722
EMCOR Group, Inc. 9,346 820
EnerSys 6,004 401
EnPro Industries, Inc. 15,602 1,085
ESCO Technologies, Inc. 40,946 3,460
ExlService Holdings, Inc.(Æ) 4,894 341
Flir Systems, Inc. 44,774 2,309
Flowserve Corp. 7,313 357
Fluor Corp. 27,069 436
Forward Air Corp. 3,832 265
Franklin Electric Co., Inc. 24,410 1,314
FTI Consulting, Inc.(Æ) 2,997 326
GATX Corp. 3,827 304
Gencor Industries, Inc.(Æ) 16,395 205

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genesee & Wyoming, Inc. Class A(Æ) 10,257 1,139
Graco, Inc. 4,371 198
Granite Construction, Inc. 4,472 105
Greenbrier Cos., Inc. 24,147 707
Hawaiian Holdings, Inc.(Ñ) 12,500 358
HD Supply Holdings, Inc.(Æ) 6,497 257
Healthcare Services Group, Inc.(Ñ) 23,966 584
HEICO Corp. 27,612 3,406
Herman Miller, Inc. 22,678 1,055
HNI Corp. 4,654 177
Hubbell, Inc. Class B 1,506 213
Huntington Ingalls Industries, Inc. 5,844 1,319
Hurco Cos., Inc. 12,195 424
Hyster-Yale Materials Handling, Inc. 2,981 151
ICF International, Inc. 25,508 2,186
IDEX Corp. 2,998 466
Insperity, Inc. 1,176 124
Jacobs Engineering Group, Inc. 8,389 785
JetBlue Airways Corp.(Æ) 45,604 880
Kaman Corp. Class A 2,542 149
Keysight Technologies, Inc.(Æ) 29,870 3,014
Kimball International, Inc. Class B 8,409 171
Kirby Corp.(Æ) 24,396 1,931
Knight-Swift Transportation Holdings, Inc. (Ñ) 9,433 344
Knoll, Inc. 30,693 821
Korn Ferry 25,503 936
Kornit Digital, Ltd.(Æ)(Ñ) 27,393 931
Lindsay Corp. 1,631 154
Littelfuse, Inc. 13,122 2,304
Lydall, Inc.(Æ) 33,959 665
Manitowoc Co., Inc. (The)(Æ) 18,641 238
MasTec, Inc.(Æ) 2,177 137
MAXIMUS, Inc. 27,151 2,084
Middleby Corp.(Æ) 6,648 804
Modine Manufacturing Co.(Æ) 206,231 2,357
MSC Industrial Direct Co., Inc. Class A 7,998 586
Nordson Corp. 8,263 1,296
NV5 Global, Inc.(Æ) 27,189 1,969
Park-Ohio Holdings Corp. 2,294 71
Paylocity Holding Corp.(Æ) 21,280 2,183
Pentair PLC 46,645 1,934
Pitney Bowes, Inc.(Ñ) 44,598 196
Primoris Services Corp. 7,197 147
Proto Labs, Inc.(Æ) 8,133 789
Quad/Graphics, Inc. 18,258 83
Quanta Services, Inc. 54,391 2,287
Regal Beloit Corp. 4,905 363
Robert Half International, Inc. 4,436 254
Rush Enterprises, Inc. Class A 35,594 1,555
Ryder System, Inc. 20,057 975
Saia, Inc.(Æ) 28,441 2,537
Schneider National, Inc. Class B 8,248 189
Ship Finance International, Ltd.(Ñ) 24,287 351
Snap-on, Inc. 7,618 1,239
Spartan Motors, Inc. 14,765 258
Spirit Airlines, Inc.(Æ) 9,787 368
SPX Corp.(Æ) 58,231 2,652
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stericycle, Inc.(Æ)(Ñ) 12,268 707
Teledyne Technologies, Inc.(Æ) 2,716 895
Terex Corp. 4,353 120
Tetra Tech, Inc. 14,434 1,263
Textainer Group Holdings, Ltd.(Æ) 22,668 235
TopBuild Corp.(Æ) 4,653 484
Toro Co. (The) 17,103 1,319
TreeHouse Foods, Inc.(Æ) 15,368 830
Trimble Navigation, Ltd.(Æ) 53,406 2,128
TrueBlue, Inc.(Æ) 29,700 680
Twin Disc, Inc.(Æ) 9,976 107
UniFirst Corp. 8,949 1,797
United Rentals, Inc.(Æ) 7,327 979
Universal Truckload Services, Inc. 3,614 68
US Xpress Enterprises, Inc. Class A(Æ) 10,010 52
USA Truck, Inc.(Æ) 9,879 78
Vectrus, Inc.(Æ) 8,359 382
VSE Corp. 5,789 222
Wabash National Corp. 10,080 144
Wabtec Corp. 15,241 1,057
Watts Water Technologies, Inc. Class A 16,796 1,566
Welbilt, Inc.(Æ) 57,040 1,081
WillScot Corp.(Æ) 91,403 1,441
WNS Holdings, Ltd. - ADR(Æ) 27,780 1,718
Xerox Corp. 6,127 208
XPO Logistics, Inc.(Æ)(Ñ) 28,903 2,208
Zebra Technologies Corp. Class A(Æ) 7,984 1,899
128,684
Technology - 14.4%
8x8, Inc.(Æ) 7,793 151
ADT, Inc.(Ñ) 110,102 852
Advanced Micro Devices, Inc.(Æ) 39,186 1,330
Alarm.com Holdings, Inc.(Æ)(Ñ) 24,651 1,218
Allegion PLC 2,396 278
Anixter International, Inc.(Æ) 5,435 450
Arista Networks, Inc.(Æ) 2,393 585
Avnet, Inc. 5,180 205
AVX Corp. 14,710 225
Bel Fuse, Inc. Class B 10,109 149
Black Knight, Inc.(Æ) 37,588 2,413
Bottomline Technologies, Inc.(Æ) 18,772 769
CACI International, Inc. Class A(Æ) 13,496 3,020
Calix, Inc.(Æ) 20,754 159
Carbonite, Inc.(Æ) 61,167 1,050
Cars.com, Inc.(Æ) 17,386 197
CDW Corp. 4,108 525
Cognex Corp. 19,071 982
Cohu, Inc. 19,877 330
CommScope Holding Co., Inc.(Æ) 24,187 271
Cornerstone OnDemand, Inc.(Æ) 34,799 2,038
Cypress Semiconductor Corp. 39,823 927
Daily Journal Corp.(Æ)(Ñ) 3,285 923
Descartes Systems Group, Inc. (The)(Æ) 44,718 1,740
Diodes, Inc.(Æ) 27,037 1,261
Dolby Laboratories, Inc. Class A 32,719 2,105
Entegris, Inc. 66,938 3,213

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Envestnet, Inc.(Æ) 52,052 3,253
EPAM Systems, Inc.(Æ) 25,533 4,493
Everbridge, Inc.(Æ)(Ñ) 11,009 765
Fabrinet(Æ) 6,748 379
FireEye, Inc.(Æ) 100,838 1,597
Five9, Inc.(Æ) 44,487 2,469
Fortinet, Inc.(Æ) 26,676 2,176
Gartner, Inc.(Æ) 8,903 1,372
Genpact, Ltd. 63,744 2,497
GoDaddy, Inc. Class A(Æ) 32,894 2,139
Graham Corp. 7,573 172
GrubHub, Inc.(Æ)(Ñ) 24,161 823
Guidewire Software, Inc.(Æ) 16,464 1,856
HC2 Holdings, Inc.(Æ)(Ñ) 67,443 159
II-VI, Inc.(Æ) 42,612 1,413
InterXion Holding NV(Æ) 32,687 2,884
IPG Photonics Corp.(Æ) 1,991 267
Jabil Circuit, Inc. 6,244 230
Kimball Electronics, Inc.(Æ) 34,110 507
Kopin Corp.(Æ) 182,215 102
Leidos Holdings, Inc. 17,096 1,474
LiveRamp Holdings, Inc.(Æ) 30,533 1,194
LogMeIn, Inc. 9,678 636
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 129
ManTech International Corp. Class A 63,428 5,022
Marvell Technology Group, Ltd. 34,667 846
Monolithic Power Systems, Inc. 12,574 1,885
Nanometrics Inc.(Æ) 35,351 1,138
NCR Corp.(Æ) 37,209 1,087
NETGEAR, Inc.(Æ) 4,588 125
Nice, Ltd. - ADR(Æ)(Ñ) 23,619 3,727
NVE Corp. 4,392 273
ON Semiconductor Corp.(Æ) 9,500 194
Open Text Corp. 25,829 1,040
Perspecta, Inc. 53,436 1,418
Plantronics, Inc. 4,347 171
Plexus Corp.(Æ) 54,305 4,015
Power Integrations, Inc. 10,534 960
Progress Software Corp. 64,351 2,566
Proofpoint, Inc.(Æ) 15,254 1,760
PTC, Inc.(Æ) 28,158 1,884
Qualys, Inc.(Æ)(Ñ) 11,825 1,009
Rambus, Inc.(Æ) 18,176 252
RealPage, Inc.(Æ) 36,206 2,192
Rogers Corp.(Æ) 8,570 1,161
ScanSource, Inc.(Æ) 9,175 296
Simulations Plus, Inc. 16,354 579
Skyworks Solutions, Inc. 14,016 1,276
SolarWinds Corp.(Æ)(Ñ) 80,750 1,530
SPS Commerce, Inc.(Æ) 13,300 702
Super Micro Computer, Inc.(Æ) 149,629 3,094
SYNNEX Corp. 9,975 1,174
Take-Two Interactive Software, Inc.(Æ) 5,769 694
Teradata Corp.(Æ) 58,344 1,746
TESSCO Technologies, Inc. 19,237 256
TTM Technologies, Inc.(Æ) 22,640 265
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tyler Technologies, Inc.(Æ) 9,589 2,575
Viavi Solutions, Inc. Class W(Æ) 97,678 1,559
Virtusa Corp.(Æ) 27,802 1,036
109,859
Utilities - 4.7%
Alliant Energy Corp. 6,259 334
American States Water Co. 15,862 1,509
American Water Works Co., Inc. 9,200 1,134
Aqua America, Inc. 21,707 984
Atmos Energy Corp. 4,700 529
Avista Corp. 14,165 680
Bonanza Creek Energy, Inc.(Æ) 7,854 140
Centennial Resource Development, Inc. Class
A(Æ) 46,829 159
Clearway Energy, Inc.(Æ) 9,900 170
CMS Energy Corp. 58,037 3,710
Cogent Communications Holdings, Inc. 20,249 1,187
El Paso Electric Co. 24,477 1,633
GCI Liberty, Inc. Class A(Æ) 52,808 3,695
Iridium Communications, Inc.(Æ)(Ñ) 11,957 293
j2 Global, Inc. 7,053 670
Mammoth Energy Services, Inc. 135,404 217
MDU Resources Group, Inc. 75,178 2,172
National Fuel Gas Co. 6,291 285
NorthWestern Corp. 20,776 1,507
OGE Energy Corp. 4,306 185
ONE Gas, Inc. 9,629 894
Pinnacle West Capital Corp. 7,186 676
Portland General Electric Co. 8,773 499
RingCentral, Inc. Class A(Æ) 18,206 2,941
SilverBow Resources, Inc.(Æ) 26,352 208
South Jersey Industries, Inc. 37,664 1,211
Southwest Gas Holdings, Inc. 18,121 1,582
Spok Holdings, Inc. 13,367 159
UGI Corp. 9,408 448
Vistra Energy Corp. 163,083 4,408
Vonage Holdings Corp.(Æ) 88,925 869
Zayo Group Holdings, Inc.(Æ) 15,307 523
35,611
Total Common Stocks
(cost $495,723) 743,271
Warrants & Rights - 0.0%
Pan American Silver Corp.(Æ)(Ñ)(Š)
2029  Rights 191,576 41
Total Warrants & Rights
(cost $41) 41
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 17,094,341
(∞)
17,101
Total Short-Term Investments
(cost $17,100) 17,101

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Securities - 6.1%
U.S. Cash Collateral Fund(×)(@) 46,634,346
(∞)
46,634
Total Other Securities
(cost $46,634) 46,634
Total Investments 106.0%
(identified cost $559,498) 807,047
Other Assets and Liabilities, Net
- (6.0%)
(45,950)
Net Assets - 100.0%
761,097

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed U.S. Mid & Small Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 108,521 $ — $ —
$ —
$ 108,521 14.3
Consumer Staples 22,089 — —
—
22,089 2.9
Energy 11,517 — —
—
11,517 1.5
Financial Services 201,257 — —
—
201,257 26.4
Health Care 74,295 — —
—
74,295 9.8
Materials and Processing 51,432 — 6
—
51,438 6.8
Producer Durables 128,684 — —
—
128,684 16.9
Technology 109,859 — —
—
109,859 14.4
Utilities 35,611 — —
—
35,611 4.7
Warrants & Rights — — 41
—
41 —*
Short-Term Investments — — —
17,101
17,101 2.2
Other Securities — — —
46,634
46,634 6.1
Total Investments 743,265 — 47 63,735 807,047 106.0
Other Assets and Liabilities, Net (6.0)
100.0
* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 253
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2 , 380
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 241
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 45,205 $ — $ 45,205
Total Financial and Derivative Assets
45,205 — 45,205
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 45,205 $ — $ 45,205
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 17,819 $ — $ 17,819 $ —
Bank of Nova Scotia
1,697 — 1,697 —
Barclays
2,365 — 2,365 —
Citigroup
9,205 — 9,205 —
Credit Suisse
379 — 379 —
HSBC
1,950 — 1,950 —
Morgan Stanley
11,790 — 11,790 —
Total
$ 45,205 $ — $ 45,205 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 255
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 559,498
Investments, at fair value(*) (>) ......................................................................................................................................................
807,047
Receivables:
Dividends and interest ....................................................................................................................................................... 260
Dividends from affiliated funds .......................................................................................................................................... 34
Investments sold ................................................................................................................................................................ 783
Fund shares sold ................................................................................................................................................................ 1,285
Total assets .................................................................................................................................................
809,409
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 9
Investments purchased ...................................................................................................................................................... 601
Fund shares redeemed ....................................................................................................................................................... 262
Accrued fees to affiliates .................................................................................................................................................... 713
Other accrued expenses ..................................................................................................................................................... 93
Payable upon return of securities loaned ....................................................................................................................................... 46,634
Total liabilities .............................................................................................................................................
48,312
Net Assets ............................................................................................................................................................
$ 761,097

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 243,54 2
Shares of beneficial interest ...........................................................................................................................................................
26 8
Additional paid-in capital ..............................................................................................................................................................
517,28 7
Net Assets ............................................................................................................................................................
$ 761,097
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 27.19
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 28.85
Class A — Net assets ............................................................................................................................................................. $ 15,657,277
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 575,913
Net asset value per share: Class C(#) ............................................................................................................................................. $ 23.01
Class C — Net assets ............................................................................................................................................................. $ 12,270,456
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 533,318
Net asset value per share: Class E(#) ............................................................................................................................................. $ 27.26
Class E — Net assets ............................................................................................................................................................. $ 536,495
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 19,682
Net asset value per share: Class M(#) ............................................................................................................................................ $ 28.64
Class M — Net assets ............................................................................................................................................................ $ 81,546,247
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,847,166
Net asset value per share: Class S(#) .............................................................................................................................................. $ 28.56
Class S — Net assets ............................................................................................................................................................. $ 651,086,082
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 22,798,141
Amounts in thousands
(*)     Securities on loan included in investments $ 45,205
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 63,735
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 257
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,87 5
Dividends from affiliated funds ......................................................................................................................................... 512
Securities lending income (net) ......................................................................................................................................... 111
Total investment income ...............................................................................................................................................................
9,49 8
Expenses
Advisory fees .................................................................................................................................................................... 6,838
Administrative fees ........................................................................................................................................................... 337
Custodian fees ................................................................................................................................................................... 123
Distribution fees - Class A ................................................................................................................................................ 37
Distribution fees - Class C ................................................................................................................................................ 100
Transfer agent fees - Class A ............................................................................................................................................ 29
Transfer agent fees - Class C ............................................................................................................................................. 26
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 101
Transfer agent fees - Class S ............................................................................................................................................. 1,208
Professional fees ............................................................................................................................................................... 86
Registration fees ............................................................................................................................................................... 109
Shareholder servicing fees - Class C ................................................................................................................................. 33
Shareholder servicing fees - Class E ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ...................................................................................................................................................................... 77
Miscellaneous ................................................................................................................................................................... 2 6
Expenses before reductions .............................................................................................................................................. 9,16 4
Expense reductions ........................................................................................................................................................... (692)
Net expenses .................................................................................................................................................................................
8,47 2
Net investment income (loss) ........................................................................................................................................................
1,026
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (4,9 25 )
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 2,380
Net realized gain (loss) ..................................................................................................................................................................
(2,540)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 47,65 6
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 241
Net change in unrealized appreciation (depreciation) ................................................................................................................... 47,899
Net realized and unrealized gain (loss) ......................................................................................................................................... 45,359
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 46,385

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,026 $ (807)
Net realized gain (loss) ...................................................................................................................... (2,540) (208)
Net change in unrealized appreciation (depreciation) ....................................................................... 47,899 17,178
Net increase (decrease) in net assets from operations ............................................................................. 46,385 16,163
Distributions
To shareholders
Class A .......................................................................................................................................... — (73)
Class C .......................................................................................................................................... — (93)
Class E .......................................................................................................................................... — (4)
Class M ......................................................................................................................................... — (103)
Class S ........................................................................................................................................... — (2,886)
Net decrease in net assets from distributions .......................................................................................... — (3,159)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 71,049 84,9 70
Total Net Increase (Decrease) in Net Assets ..........................................................................
117,434 97,97 4
Net Assets
Beginning of period .................................................................................................................................
643,663 545,689
End of period ..........................................................................................................................................
$ 761,097 $ 643,66 3

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 259
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 170 $ 4,405 111 $ 2,927
Proceeds from reinvestment of distributions — — 3 72
Payments for shares redeemed (104) (2,683) (118) (3,106)
Net increase (decrease)
66 1,722 (4) (107)
Class C
Proceeds from shares sold 170 3,740 91 2,062
Proceeds from reinvestment of distributions — — 4 93
Payments for shares redeemed (249) (5,594) (119) (2,721)
Net increase (decrease)
(79) (1,854) (24) (566)
Class E
Proceeds from shares sold 1 25 1 20
Proceeds from reinvestment of distributions — — —** 4
Payments for shares redeemed (9) (239) (2) (58)
Net increase (decrease)
(8) (214) (1) (34)
Class M
Proceeds from shares sold 2,213 61,564 576 15,729
Proceeds from reinvestment of distributions — — 4 103
Payments for shares redeemed (360) (9,969) (152) (4,222)
Net increase (decrease)
1,853 51,595 428 11,610
Class S
Proceeds from shares sold 6,325 171,226 5,663 156,670
Proceeds from reinvestment of distributions — — 107 2,853
Payments for shares redeemed (5,542) (151,426) (3,081) (85,456)
Net increase (decrease)
783 19,800 2,689 74,067
Total increase (decrease)
2,615 $ 71,049 3,088 $ 84,970
**Less than 500 shares.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Realized Gain
$
Total Distributions
Class A
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .8 7 .7 7 (.15) (.15)
October 31, 2017 20.15 (.07) 4.88 4.81 — —
October 31, 2016 20.26 (.04) .03 (.01) (.10) (.10)
October 31, 2015 21.65 (.10) (.04) (.14) (1.25) (1.25)
Class C
October 31, 2019 21.80 (.19 ) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 (.15) (.15)
October 31, 2017 17.44 (.20) 4.21 4.01 — —
October 31, 2016 17.68 (.16) .02 (.14) (.10) (.10)
October 31, 2015 19.18 (.22) (.03) (.25) (1.25) (1.25)
Class E
October 31, 2019 25.64 (.02) 1.64 1.62 — —
October 31, 2018 25.01 (.09) .8 7 .7 8 (.15) (.15)
October 31, 2017 20.19 (.04) 4.86 4.82 — —
October 31, 2016 20.29 (.03) .03 — (.10) (.10)
October 31, 2015 21.68 (.10) (.04) (.14) (1.25) (1.25)
Class M
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 —(f) .90 .90 (.15) (.15)
October 31, 2017(8) 23.84 (.04) 2.29 2.25 — —
Class S
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 (.15) (.15)
October 31, 2017 20.98 (.01) 5.09 5.08 — —
October 31, 2016 21.03 .02 .03 .05 (.10) (.10)
October 31, 2015 22.38 (.05) (.05) (.10) (1.25) (1.25)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 261
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
27.19 6.29 15,657 1.53 1.47 (.11) 66
25.58 3.07 13,046 1.54 1.50 (.38) 45
24.96 23.87 12,824 1.55 1.53 (.32) 48
20.15 (.01) 9,794 1.56 1.52 (.20) 70
20.26 (.77) 9,189 1.57 1.53 (.49) 65
23.01 5.55 12,27 1 2.29 2.20 (.83) 66
21.80 2.31 13,359 2.29 2.22 (1.10) 45
21.45 22.99 13,668 2.30 2.25 (1.03) 48
17.44 (.75) 11,720 2.32 2.24 (.92) 70
17.68 (1.48) 12,392 2.32 2.25 (1.21) 65
27.26 6.32 53 7 1.54 1.45 (.08) 66
25.64 3.11 707 1.54 1.47 (.35) 45
25.01 23.87 722 1.55 1.50 (.17) 48
20.19 .04 8,301 1.57 1.49 (.17) 70
20.29 (.77) 7,918 1.57 1.50 (.46) 65
28.64 6.71 81,546 1.30 1.10 .20 66
26.84 3.48 26,676 1.29 1.12 (.01) 45
26.09 9.40 14,762 1.30 1.15 (.25) 48
28.56 6.61 651,086 1.29 1.20 .17 66
26.79 3. 37 589,875 1.29 1.22 (.10) 45
26.06 24.21 503,713 1.30 1.25 (.04) 48
20.98 .28 368,625 1.32 1.24 .08 70
21.03 (.55) 339,969 1.32 1.25 (.21) 65

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 577,863
Administration fees 30,471
Distribution fees 10,957
Shareholder servicing fees 2,709
Transfer agent fees 88,35 4
Trustee fees 2,664
$ 713,018
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 20,842 $ 192,332 $ 166,540 $ — $ — $ 46,634 $ 809 $ —
U.S. Cash Management Fund 19,899 169,159 171,964 5 2 17,101 512 —
$ 40,741 $ 361,491 $ 338,504 $ 5 $ 2 $ 63,735 $ 1,321 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 562,056,004 $ 249,814,099 $ (4,823,483) $ 244,990,616 $ 2,107,985 $ (3,556,901)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ — $ — $ — $ — $ 3,158,970 $ —
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
1

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
264 Tax-Managed International Equity Fund
Tax-Managed International Equity Fund
-
Class A
‡
Total
Return
1 Year 1 .90%
Inception* 0 .98%§
Tax-Managed International Equity Fund
-
Class C
Total
Return
1 Year 7 .34%
Inception* 1 .59%§
Tax-Managed International Equity Fund
-
Class E
Total
Return
1 Year 8 .13%
Inception* 2 .32%§
Tax-Managed International Equity Fund
-
Class M
‡‡
Total
Return
1 Year 8 .54%
Inception* 2 .66%§
Tax-Managed International Equity Fund
-
Class S
Total
Return
1 Year 8 .33%
Inception* 2 .59%§
MSCI ACWI ex USA Index (Net) **
Total
Return
1 Year 11 .27%
Inception* 3 .50%§
Tax-Managed International Equity Linked Benchmark ***
Total
Return
1 Year 11 .27%
Inception* 3 .62%§

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Managed International Equity Fund 265
The Tax-Managed International Equity Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers have non-discretionary asset management assignments pursuant to
which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases
and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had five money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class M and Class S Shares gained 8.10%,
7.34%, 8.13%, 8.54% and 8.33%, respectively. This is compared to the Fund’s benchmark, the MSCI ACWI ex USA Index (Net),
which gained 11.27% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Foreign Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 10.16%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the period. Asia-
Pacific ex-Japan and Europe ex-UK recorded the strongest gains.
Japan and the United Kingdom underperformed relative to other
non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, utilities and information technology sectors were the largest drivers of positive returns. Financials and communication services posted the weakest gains among sectors and the energy sector recorded a loss over the period.
In terms of factor performance, quality and low volatility factors were the biggest drivers of positive performance over the period.
Growth factor also posted positive gains while momentum and
value factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark over the one-year period ending October 31, 2019. Its overweight allocation to value factor detracted. Sector allocation was negative, driven by underweights to consumer discretionary and utilities. Regional allocation was also negative, held back by an underweight to Asia-Pacific ex-
Japan and an overweight to the United Kingdom. Stock selection impact was negative, particularly in consumer discretionary and materials sectors. Positive selection in information technology moderated the loss.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, GQG
Partners LLC (“GQG”) was the top performer during the period.
GQG’s growth-oriented strategy was a tailwind. An underweight to energy and an overweight to information technology were
additive. Effective stock selection in emerging markets and the financials sector also boosted performance.
Pzena Investment Management, LLC (“Pzena”) was the weakest
performer as the manager’s value strategy continued to face
headwinds. Overweights to energy and financials, as well as
ineffective selection within these sectors, detracted. The manager’s overweight to emerging markets and the United Kingdom and an underweight to Asia-Pacific ex-Japan also hurt performance.
RIM manages a positioning strategy within the Fund, which is designed with the dual mandate of improving the Fund’s after-tax returns as well as controlling Fund-level exposures and/or risks.
The active tax management aspect of the strategy is focused on improving the after-tax returns of the Fund. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year. As a result, no realized capital gains are expected to be distributed to Fund shareholders for the fiscal year.
In addition, using the output from a quantitative model to guide the purchase of a stock portfolio, RIM seeks to position the Fund

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
266 Tax-Managed International Equity Fund
to meet RIM’s overall preferred positioning with respect to Fund exposures, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the period, the Fund’s positioning strategy was designed to provide exposure to higher value, lower volatility and lower capitalization stocks while preserving the potential benefits of the money
managers’ active stock selection. From a benchmark-relative
perspective, the positioning strategy underperformed the Fund’s benchmark.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy detracted during the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash. The decision to equitize cash
contributed positively to the Fund’s absolute performance for the fiscal year as the market’s absolute return was positive.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or the money
manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
AllianceBernstein L.P. Emerging - Value
GQG Partners, LLC Developed - Growth
Janus Capital Management LLC and Perkins
Investment Management, LLC Developed - Value
Pzena Investment Management, LLC Developed - Value
RWC Asset Advisors (US) LLC Emerging – Market
Oriented
* Assumes initial investment on June 1, 2015.
** The MSCI ACWI ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.
*** The Tax-Managed International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax-Managed International Equity Linked Benchmark represents the returns of the
Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA
Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Tax-Managed International Equity Fund 267
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,009.60 $ 1,018.70
Expenses Paid During Period* $ 6.53 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,006.80 $ 1,014.92
Expenses Paid During Period* $ 10.32 $ 10.36
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,009.50 $ 1,018.70
Expenses Paid During Period* $ 6.53 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
268 Tax-Managed International Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,011.50 $ 1,020.47
Expenses Paid During Period* $ 4.77 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,010.50 $ 1,019.96
Expenses Paid During Period* $ 5.27 $ 5.30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.9%
Australia - 2.2%
AGL Energy, Ltd. 44,513 606
Amcor, Ltd. Class A 348,567 3,318
AMP, Ltd. 516,947 652
Aristocrat Leisure, Ltd. 59,365 1,291
ASX, Ltd. - ADR 12,247 693
AusNet Services(Æ) 132,569 169
Australia & New Zealand Banking
Group, Ltd. - ADR 103,987 1,913
Bendigo & Adelaide Bank, Ltd. 94,861 695
BHP Group PLC 47,929 1,015
BHP Group, Ltd. - ADR 12,620 309
Boral, Ltd. 259,941 892
Brambles, Ltd. 121,621 1,002
Challenger, Ltd. 130,453 714
Commonwealth Bank of Australia - ADR 35,650 1,929
CSL, Ltd. 25,479 4,484
Dexus Property Group(Æ)(ö) 52,829 435
Fortescue Metals Group, Ltd. 42,690 259
Goodman Group(ö) 71,710 710
GPT Group (The)(ö) 104,066 426
Insurance Australia Group, Ltd.(Æ) 83,580 457
LendLease Group 148,353 1,906
Macquarie Group, Ltd. 29,314 2,700
Mirvac Group(ö) 279,335 617
National Australia Bank, Ltd. - ADR 115,985 2,283
Rio Tinto, Ltd. - ADR 20,684 1,284
Scentre Group(ö) 339,661 894
Sonic Healthcare, Ltd. 29,908 587
South32, Ltd. Class B 578,127 1,007
Stockland(ö) 77,317 260
Tabcorp Holdings, Ltd. 199,317 659
Transurban Group - ADR(Æ) 66,903 683
Wesfarmers, Ltd.(Æ) 42,966 1,175
Westpac Banking Corp. 82,179 1,595
Woolworths Group, Ltd. 35,586 914
38,533
Austria - 0.3%
Andritz AG 71,054 3,193
Erste Group Bank AG(Æ) 24,489 865
Raiffeisen Bank International AG 33,357 821
UNIQA Insurance Group AG 49,228 473
Voestalpine AG 26,786 671
6,023
Belgium - 0.4%
Ageas 26,577 1,531
Colruyt SA 511 28
Groupe Bruxelles Lambert SA 8,507 854
KBC Groep NV 38,421 2,696
Solvay SA 6,181 673
UCB SA 9,130 736
6,518
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 1.9%
B2W Cia Digital(Æ) 127,046 1,609
B3 SA - Brasil Bolsa Balcao 92,416 1,115
Banco Bradesco SA - ADR 39,758 348
Braskem SA - ADR 2,210 30
BRF SA(Æ) 192,323 1,703
Centrais Eletricas Brasileiras SA
- ADR(Æ) 213,125 2,091
Centrais Eletricas Brasileiras SA 68,007 671
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 152,292 2,062
Cia de Saneamento de Minas
Gerais -COPASA 19,464 328
Cosan SA 43,279 624
Embraer SA 154,689 676
Hapvida Participacoes e Investimentos
SA(Þ) 176,800 2,482
Hypermarcas SA(Æ) 31,472 269
IRB- Brasil Resseguros SA 186,226 1,755
Itau Unibanco Holding SA - ADR 201,521 1,820
Light SA 239,887 1,190
Minerva SA(Æ) 492,498 1,270
Petrobras Distribuidora SA 148,231 1,045
Petroleo Brasileiro SA - ADR(Æ) 419,127 6,459
Rumo SA(Æ) 659,422 3,749
YDUQS Part 260,826 2,553
33,849
Canada - 3.9%
Algonquin Power & Utilities Corp. 234,669 3,223
Alimentation Couche-Tard, Inc. Class B 22,168 665
Bank of Montreal 34,374 2,545
Bank of Nova Scotia (The) 59,081 3,388
BCE, Inc. 17,281 820
Bridgemarq (ö) 161,009 1,815
Brookfield Asset Management, Inc.
Class A 56,121 3,103
Canadian Imperial Bank of Commerce 30,975 2,641
Canadian National Railway Co. 10,184 911
Canadian Natural Resources, Ltd. 77,719 1,960
Canadian Pacific Railway, Ltd. 4,758 1,082
CCL Industries, Inc. Class B 1,170 48
Celestica, Inc.(Æ) 193,199 1,395
Cenovus Energy, Inc. 200,609 1,709
CGI Group, Inc.(Æ) 3,049 237
Dollarama, Inc. 6,447 217
Enbridge, Inc. 20,616 751
First Quantum Minerals, Ltd. 568,566 4,804
Fortis, Inc. 107,268 4,457
George Weston, Ltd. 9,558 765
Great-West Lifeco , Inc. 46,302 1,126
Healthcare Realty Trust, Inc.(Æ)(ö) 100 2
Husky Energy, Inc. 95,863 670
Hydro One, Ltd.(Þ) 60,231 1,120
iA Financial Corp., Inc. 8,194 395
Imperial Oil, Ltd. 26,804 668
Intact Financial Corp. 6,341 654

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
270 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Loblaw Cos., Ltd. 13,454 717
Lundin Mining Corp. 37,497 189
Magna International, Inc. Class A 22,403 1,205
Manulife Financial Corp. 39,026 727
Metro, Inc. Class A 28,332 1,198
National Bank of Canada 30,856 1,594
Nutrien , Ltd. 72,042 3,446
Open Text Corp. 11,610 469
Power Corp. of Canada 28,565 661
Power Financial Corp. 43,932 1,027
Restaurant Brands International, Inc. 10,135 663
RioCan Real Estate Investment Trust(ö) 18,925 380
Rogers Communications, Inc. Class B 47,536 2,238
Royal Bank of Canada - GDR 51,591 4,161
Sun Life Financial, Inc. 50,979 2,287
Suncor Energy, Inc. 38,386 1,141
TC Energy Corp.(Æ) 18,850 950
Teck Resources, Ltd. Class B 38,451 608
Toronto Dominion Bank 50,835 2,903
Trisura Group, Ltd.(Æ) 109 3
67,738
Cayman Islands - 0.1%
COFCO Meat Holdings Ltd.(Æ) 1,953,000 698
TAL Education Group - ADR 37,034 1,585
2,283
Chile - 0.2%
Banco de Chile - ADR 3 —
Banco de Credito e Inversiones 9,768 543
Enel Americas SA - ADR 100,412 960
Itau Unibanco Holding SA - ADR 8,030 73
Liberty Latin America, Ltd. Class C(Æ) 74,408 1,370
Sociedad Quimica y Minera de Chile
SA - ADR 20,596 560
3,506
China - 8.4%
3SBio, Inc. Class A(Æ)(Þ) 1,047,365 1,957
Agile Group Holdings, Ltd. 460,000 617
Agricultural Bank of China, Ltd. Class H 6,038,850 2,487
Alibaba Group Holding, Ltd. - ADR(Æ) 43,625 7,707
Anhui Conch Cement Co., Ltd. Class H 764,000 4,547
Baidu, Inc. - ADR(Æ) 8,470 863
Bank of China, Ltd. Class H 3,560,000 1,451
Bank of Communications Co., Ltd. Class
H 999,000 682
Baozun , Inc. - ADR(Æ) 33,794 1,471
Beijing Sinnet Technology Co., Ltd
Class A 641,000 1,574
Bilibili , Inc. - ADR(Æ) 146,504 2,313
China CITIC Bank Corp., Ltd. Class H 3,562,686 2,059
China Communications Construction Co.,
Ltd. Class H 359,442 273
China Communications Services Corp.,
Ltd. Class H 784,000 481
China Construction Bank Corp. Class H 7,400,127 5,951
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Evergrande Group(Æ) 315,000 763
China Medical System Holdings, Ltd. 653,000 880
China Mengniu Dairy Co., Ltd.(Æ) 440,015 1,758
China Merchants Bank Co., Ltd. Class A 184,000 921
China Merchants Bank Co., Ltd. Class H 152,500 723
China Minsheng Banking Corp., Ltd.
Class H 963,000 673
China National Building Material Co.,
Ltd. Class H 2,221,546 1,859
China Oriental Group Co., Ltd. 1,764,000 613
China Pacific Insurance Group Co., Ltd.
Class H 6,000 22
China Petroleum & Chemical Corp.
Class H 1,708,000 974
China Resources Gas Group, Ltd. 186,000 1,120
China Resources Land, Ltd. 332,968 1,418
China Resources Pharmaceutical Group,
Ltd.(Þ) 715,294 659
China Shenhua Energy Co., Ltd. Class H 227,000 461
China Tower Corp., Ltd. Class H(Þ) 4,646,000 1,016
China Vanke Co., Ltd. Class A 174,500 653
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 755,059 403
CIFI Holdings Group Co., Ltd. 5,506,145 3,671
CNOOC, Ltd. 598,000 887
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 972,800 808
Country Garden Holdings Co., Ltd. 405,000 563
CRRC Corp., Ltd. 4,188,826 2,793
CSPC Pharmaceutical Group, Ltd. 500,000 1,272
Datang International Power Generation
Co., Ltd. Class H 3,356,000 663
ENN Energy Holdings, Ltd. 139,100 1,587
Focus Media Information Technology
Co., Ltd. Class A 1,093,000 926
Geely Automobile Holdings, Ltd. 1,488,201 2,795
GF Securities Co., Ltd. Class H 608,200 631
Greentown China Holdings, Ltd. 1,442,000 1,330
Guangdong Haid Group Co., Ltd. Class
A 177,759 858
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A 330,520 1,891
Guangzhou Automobile Group Co., Ltd.
Class H 3,638,000 3,615
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 164,277 746
Hangzhou Robam Appliances Co., Ltd.
Class A 204,823 911
Han's Laser Technology Industry Group
Co., Ltd. Class A 153,590 818
Hua Hong Semiconductor, Ltd.(Þ) 534,322 1,067
Huaneng Power International, Inc. Class
H 2,633,472 1,251
Huaneng Renewables Corp., Ltd. Class
H 2,446,000 932
Huaxin Cement Co., Ltd. Class A 1,054,581 2,866

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Commercial Bank of China,
Ltd. Class H 3,339,000 2,400
Industrial Bank Co., Ltd. Class A 969,527 2,564
Kunlun Energy Co., Ltd. 752,000 699
Lenovo Group, Ltd. 6,771,312 4,691
Li Ning Co., Ltd. 370,000 1,253
Longfor Properties Co., Ltd.(Þ) 146,500 606
Luxshare Precision Industry Co., Ltd.
Class A 484,380 2,158
Maanshan Iron & Steel Co., Ltd. Class A 1,947,200 735
Momo , Inc. - ADR 80,548 2,700
New Oriental Education & Technology
Group - ADR(Æ) 16,327 1,993
Offshore Oil Engineering Co., Ltd. Class
A 1,876,925 1,602
PetroChina Co., Ltd. Class H 6,486,581 3,163
PICC Property & Casualty Co., Ltd.
Class H 1,370,000 1,734
Ping An Insurance Group Co. of China,
Ltd. Class A 304,290 3,782
Ping An Insurance Group Co. of China,
Ltd. Class H 496,080 5,685
Poly Real Estate Group Co., Ltd. Class A 791,000 1,608
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,000 347
SAIC Motor Corp., Ltd. Class A 57,047 189
Sany Heavy Industry Co., Ltd. Class A 1,725,100 3,280
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,357,412 2,453
SINA Corp.(Æ) 2,673 106
Sinopec Engineering Group Co., Ltd.
Class H 1,000,500 572
Sunac China Holdings, Ltd. 122,866 554
Tencent Holdings, Ltd. 242,850 9,904
Times Property Holdings, Ltd. 1,428,955 2,527
Tingyi Cayman Islands Holding Corp. 238,000 317
Trip.com Group, Ltd.(Æ) 109,126 3,600
Weibo Corp. - ADR(Æ) 15,049 740
Weichai Power Co., Ltd. Class H 1,701,000 2,668
146,860
Colombia - 0.1%
Bancolombia SA - ADR 19,440 1,009
Interconexion Electrica SA 143,736 829
1,838
Denmark - 1.4%
AP Moller - Maersk A/S Class B 6,864 8,749
Carlsberg A/S Class B 14,674 2,064
Chr Hansen Holding A/S 13,970 1,072
Coloplast A/S Class B 8,534 1,028
Danske Bank A/S 181,883 2,596
DSV A/S 5,558 539
Genmab A/S(Æ) 4,639 1,011
GN Store Nord A/S 6,464 284
Novo Nordisk A/S Class B 66,206 3,645
Scandinavian Tobacco Group A/S(Þ) 224,538 2,654
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tryg A/S 10,952 306
William Demant Holding A/S(Æ) 6,818 180
24,128
Finland - 0.4%
Elisa OYJ Class A 10,297 563
Fortum OYJ 5,691 139
Kone OYJ Class B 13,925 886
Neste OYJ 3,651 132
Nordea Bank AB 147,660 1,083
Sampo OYJ Class A 25,622 1,050
Stora Enso OYJ Class R 53,056 688
Tikkurila OYJ 94,785 1,513
UPM- Kymmene OYJ 35,348 1,149
7,203
France - 7.3%
Accor SA 15,306 658
Air Liquide SA Class A 52,058 6,919
Airbus Group SE 5,064 726
Amundi SA(Þ) 89,175 6,367
Arkema SA 5,616 574
AXA SA 98,689 2,608
bioMerieux 6,339 519
BNP Paribas SA 31,290 1,635
Bouygues SA - ADR 84,674 3,590
Bureau Veritas SA 105,820 2,703
Christian Dior SE 2,234 1,103
Cie de Saint-Gobain 8,814 359
Cie Generale des Etablissements
Michelin SCA Class B 6,325 770
CNP Assurances 37,203 738
Covivio (ö) 2,751 311
Credit Agricole SA 126,614 1,651
Danone SA 95,470 7,929
Dassault Systemes 4,542 691
Eiffage SA 6,263 673
Engie SA 281,475 4,709
EssilorLuxottica SA 11,298 1,724
Eutelsat Communications SA 41,301 783
Faurecia SE 36,897 1,721
Gecina SA(ö) 4,102 704
Getlink SE 29,185 489
Hermes International 2,987 2,150
Klepierre SA - GDR(ö) 20,057 747
Legrand SA - ADR 11,327 884
L'Oreal SA 22,835 6,670
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,650 704
Natixis SA 151,136 693
Orange SA - ADR 58,922 950
Pernod Ricard SA 20,199 3,730
Peugeot SA 32,693 828
Publicis Groupe SA - ADR 138,729 5,964
Rexel SA Class H 619,165 7,669
Safran SA 33,647 5,327
Sanofi - ADR 168,452 15,528

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
272 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schneider Electric SE 96,163 8,959
SCOR SE - ADR 110,877 4,673
Societe Generale SA 45,689 1,299
Teleperformance - GDR 2,067 469
Total SA 88,683 4,674
Unibail - Rodamco -Westfield(ö) 4,562 706
Valeo SA 23,095 860
Veolia Environnement SA 19,470 512
Vicat SA 51,875 2,199
Vinci SA 11,859 1,331
Vivendi SA - ADR 31,434 876
Worldline SA(Æ)(Þ) 1,765 107
129,163
Georgia - 0.0%
Bank of Georgia Group PLC 39,818 671
Germany - 4.4%
Adidas AG 2,086 643
Allianz SE 20,423 4,984
BASF SE 84,906 6,462
Bayer AG 40,279 3,125
Beiersdorf AG 12,317 1,459
BMW US Capital LLC 96,360 7,386
Brenntag AG 11,836 594
Commerzbank AG 112,605 673
Continental AG 5,100 682
Covestro AG(Þ) 85,473 4,103
Daimler AG 21,265 1,242
Delivery Hero AG(Æ)(Þ) 26,700 1,251
Deutsche Bank AG 182,209 1,319
Deutsche Boerse AG 44,904 6,958
Deutsche Post AG 34,100 1,207
Deutsche Telekom AG 93,599 1,646
Deutsche Wohnen SE 21,758 820
Fresenius SE & Co. KGaA 14,500 761
GEA Group AG 141,681 4,330
Hannover Rueck SE 6,673 1,181
HeidelbergCement AG 44,369 3,297
Henkel AG & Co. KGaA 6,265 602
Infineon Technologies AG - ADR 2,021 39
Innogy SE(Þ) 13,780 687
Muenchener Rueckversicherungs-
Gesellschaft AG 14,463 4,017
SAP SE 28,881 3,826
SAP SE - ADR 42,042 5,574
Siemens AG 49,909 5,757
Symrise AG 7,412 713
TUI AG 60,233 788
Uniper SE 31,864 993
Vonovia SE 13,982 745
77,864
Greece - 0.4%
Eurobank Ergasias SA(Æ) 3,802,735 3,856
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank of Greece(Æ) 698,985 2,375
6,231
Hong Kong - 3.1%
AIA Group, Ltd. 312,800 3,104
Brilliance China Automotive Holdings,
Ltd. 3,108,001 3,404
Champion REIT(Æ)(ö) 194,000 129
China Agri-Industries Holdings, Ltd. 2,156,000 711
China Everbright , Ltd. 660,000 973
China Jinmao Holdings Group, Ltd. 1,498,000 996
China Mobile, Ltd. - ADR 46,012 1,858
China Resources Cement Holdings, Ltd. 1,238,000 1,354
China Resources Power Holdings Co.,
Ltd. 4,219,913 5,295
China Taiping Insurance Holdings Co.,
Ltd. 1,035,174 2,314
China Unicom Hong Kong, Ltd. 2,378,000 2,354
China Unicom Hong Kong, Ltd. - ADR 118,230 1,153
CITIC, Ltd. 691,000 907
CK Asset Holdings, Ltd. 605,994 4,217
CK Hutchison Holdings, Ltd. Class B 670,371 6,191
CK Infrastructure Holdings, Ltd. 127,500 917
CLP Holdings, Ltd. 66,727 692
Hang Lung Properties, Ltd. - ADR 229,000 503
Henderson Land Development Co., Ltd. 75,867 379
HK Electric Investments & HK Electric
Investments, Ltd. 750,000 748
Hong Kong & China Gas Co., Ltd. 513,401 995
Hongkong Land Holdings, Ltd. 126,300 693
Jardine Matheson Holdings, Ltd. 18,100 1,031
Jardine Strategic Holdings, Ltd. 17,700 571
Lee & Man Paper Manufacturing, Ltd. 1,289,000 717
Link Real Estate Investment Trust(ö) 111,000 1,208
MTR Corp., Ltd. 300,971 1,724
New World Development Co., Ltd. 550,000 781
Nine Dragons Paper Holdings, Ltd. 325,000 280
Power Assets Holdings, Ltd. 98,500 702
Sun Hung Kai Properties, Ltd. 78,000 1,173
Swire Pacific, Ltd. Class A 83,000 784
Swire Properties, Ltd. 146,800 460
WH Group, Ltd.(Þ) 3,126,282 3,278
Wharf Holdings, Ltd. (The) 207,001 470
Wharf Real Estate Investment Co., Ltd. 118,878 699
53,765
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 32,328 320
OTP Bank PLC 72,078 3,323
3,643
India - 2.8%
ACC, Ltd. 23,120 511
Axis Bank, Ltd. 40,006 415
Bharti Infratel , Ltd. 1,029,478 2,752
Britannia Industries, Ltd. 23,516 1,083
Cipla , Ltd. 7,137 47

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HDFC Bank, Ltd. - ADR 134,676 8,226
Hindustan Unilever, Ltd. 17,126 525
Housing Development Finance Corp.,
Ltd. 175,659 5,277
ICICI Bank, Ltd. 803,766 5,262
ICICI Bank, Ltd. - ADR 260,872 3,399
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 112,451 2,129
Infosys, Ltd. - ADR 486,032 4,661
Larsen & Toubro, Ltd. 18,154 377
LIC Housing Finance, Ltd. 175,431 1,020
Petronet LNG, Ltd. 229,530 927
Power Grid Corp. of India, Ltd. 308,336 863
Reliance Industries, Ltd. - GDR(Þ) 78,033 3,206
Reliance Industries, Ltd. 72,827 1,504
State Bank of India(Æ) 582,940 2,572
State Bank of India - GDR(Æ) 14,884 646
United Spirits, Ltd.(Æ) 268,067 2,360
Vedanta, Ltd. 555,573 1,158
48,920
Indonesia - 0.3%
Bank Central Asia Tbk PT 1,568,096 3,506
Bank Negara Indonesia Persero Tbk PT 2,904,170 1,583
Bank Rakyat Indonesia Persero Tbk PT 2,058,500 616
United Tractors Tbk PT 257,400 396
6,101
Ireland - 0.5%
Accenture PLC Class A 5,211 966
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 7,284 422
Bank of Ireland Group PLC 771,379 3,713
CRH PLC 18,909 690
DCC PLC 7,521 705
Kerry Group PLC Class A 7,302 884
Medtronic PLC 12,593 1,371
8,751
Israel - 0.3%
Bank Hapoalim BM 232,601 1,863
Bank Leumi Le-Israel BM 168,961 1,231
Israel Discount Bank, Ltd. Class A 148,172 677
Mizrahi Tefahot Bank, Ltd. 27,841 691
Nice, Ltd.(Æ) 600 95
4,557
Italy - 1.5%
Assicurazioni Generali SpA 70,332 1,429
Atlantia SpA 16,850 418
Davide Campari-Milano SpA 22,470 206
Enel SpA 1,688,130 13,073
ENI SpA - ADR 113,668 1,723
Intesa Sanpaolo SpA 335,770 844
Mediobanca SpA 63,466 756
Poste Italiane SpA (Þ) 32,618 397
Saipem SpA (Æ) 85,760 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Snam Rete Gas SpA 61,480 316
Telecom Italia SpA (Æ) 3,832,904 2,252
Terna Rete Elettrica Nazionale SpA 123,633 817
UniCredit SpA 180,288 2,299
Unipol Gruppo Finanziario SpA 111,971 625
25,544
Japan - 12.4%
Aeon Co., Ltd. 21,600 434
Aisin Seiki Co., Ltd. 19,000 758
Alfresa Holdings Corp. 2,400 54
Aozora Bank, Ltd. 25,600 658
As One Corp. 15,674 1,311
Asahi Group Holdings, Ltd. 10,400 520
Asahi Kasei Corp. 82,900 919
BML, Inc. 140,100 4,112
Bridgestone Corp. 31,700 1,317
Canon, Inc. 49,500 1,347
Central Japan Railway Co. 7,800 1,599
Chiba Bank, Ltd. (The) 227,600 1,241
Chubu Electric Power Co., Inc. 46,000 688
Concordia Financial Group, Ltd. 81,600 333
Cosel Co., Ltd. 128,577 1,409
Dai Nippon Printing Co., Ltd. 12,000 320
Dai-ichi Life Holdings, Inc. 224,085 3,653
Daiichi Sankyo Co., Ltd. 7,300 480
Daikin Industries, Ltd. 200 28
Daiseki Co., Ltd. 62,800 1,824
Daiwa House Industry Co., Ltd. 13,200 453
Daiwa Securities Group, Inc. 193,700 871
Denso Corp. 14,300 664
East Japan Railway Co. 11,500 1,044
Ebara Corp. 154,500 4,573
Electric Power Development Co., Ltd. 28,400 687
FamilyMart UNY Holdings Co., Ltd. 3,200 79
Fuji Heavy Industries, Ltd. 27,100 777
FUJIFILM Holdings Corp. 15,021 659
Fujitsu, Ltd. 107,614 9,537
Fukuoka Financial Group, Inc. 72,700 1,402
Fukushima Industries Corp. 20,600 646
Hankyu Hanshin Holdings, Inc. 10,300 412
Hirose Electric Co., Ltd. 17,300 2,174
Hitachi Metals, Ltd. 769,900 9,649
Hitachi, Ltd. 12,000 447
Hogy Medical Co., Ltd. 23,600 788
Honda Motor Co., Ltd. 517,265 13,965
Hoshizaki Corp. 30,100 2,557
Hoya Corp. 12,400 1,100
Icom , Inc. 11,000 249
Idemitsu Kosan Co., Ltd. 22,400 659
Iida Group Holdings Co., Ltd. 132,300 2,198
Inpex Corp. 804,800 7,457
Isuzu Motors, Ltd. 397,100 4,603
ITOCHU Corp. 92,918 1,939
J Front Retailing Co., Ltd. 55,700 708
Japan Real Estate Investment Corp.(ö) 126 860
Japan Retail Fund Investment Corp.(ö) 192 448

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
274 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Tobacco, Inc. 30,200 685
JFE Holdings, Inc. 65,500 820
JX Holdings, Inc. 1,457,900 6,826
Kajima Corp. 12,500 171
Kamigumi Co., Ltd. 16,000 362
Kao Corp. 7,100 571
KDDI Corp. 48,500 1,345
Keio Corp. 4,000 247
Keisei Electric Railway Co., Ltd. 8,400 344
Keyence Corp. 4,900 3,094
Kintetsu Group Holdings Co., Ltd. 12,000 654
Kirin Holdings Co., Ltd. 11,400 242
Komatsu, Ltd. 17,300 405
Kyushu Electric Power Co., Inc. 37,000 368
LIXIL Group Corp. 36,900 686
Marubeni Corp. 66,000 464
Medipal Holdings Corp. 2,600 59
MEIJI Holdings Co., Ltd. 400 29
Mitsubishi Chemical Holdings Corp. 86,900 662
Mitsubishi Corp. 82,700 2,102
Mitsubishi Electric Corp. 13,900 198
Mitsubishi Estate Co., Ltd. 32,600 632
Mitsubishi Gas Chemical Co., Inc. 98,900 1,395
Mitsubishi Heavy Industries, Ltd. 20,000 808
Mitsubishi UFJ Financial Group, Inc. 237,300 1,242
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 118,500 728
Mitsui & Co., Ltd. 273,000 4,686
Mitsui Fudosan Co., Ltd. 27,700 708
Mizuho Financial Group, Inc. 1,612,200 2,504
MS&AD Insurance Group Holdings, Inc. 92,500 2,980
Nagoya Railroad Co., Ltd. 10,000 318
Nakanishi, Inc. 6,477 108
NEC Corp. 11,900 471
NGK Spark Plug Co., Ltd. 34,600 701
Nidec Corp. 2,800 412
Nintendo Co., Ltd. 1,175 419
Nippon Building Fund, Inc.(ö) 41 311
Nippon Prologis REIT, Inc.(Æ)(ö) 302 843
Nippon Steel & Sumitomo Metal Corp. 91,900 1,340
Nippon Telegraph & Telephone Corp. 46,300 2,294
Nitori Holdings Co., Ltd. 9,600 1,466
Nitto Denko Corp. 16,000 885
NTT DOCOMO, Inc. 51,299 1,406
Obayashi Corp. 45,900 472
Obic Co., Ltd. 300 38
Odakyu Electric Railway Co., Ltd. 26,700 649
Oji Holdings Corp. 134,900 698
Oriental Land Co., Ltd. 5,700 835
ORIX Corp. 79,235 1,242
Osaka Gas Co., Ltd. 35,700 697
Otsuka Holdings Co., Ltd. 20,600 856
Panasonic Corp. 171,600 1,443
Qol Holdings Co., Ltd. 91,100 1,271
Recruit Holdings Co., Ltd. 21,900 726
Resona Holdings, Inc. 351,000 1,529
Ricoh Co., Ltd. 82,300 732
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rinnai Corp. 14,200 1,041
SBI Holdings, Inc. 12,900 280
Secom Co., Ltd. 27,063 2,504
Secom Joshinetsu Co., Ltd. 33,075 1,075
Sekisui Chemical Co., Ltd. 43,400 754
Sekisui House, Ltd. 45,700 985
Seven & i Holdings Co., Ltd. 18,400 694
Shimadzu Corp. 3,000 80
Shimano, Inc. 6,387 1,063
Shinsei Bank, Ltd. 43,000 673
Showa Denko KK 23,900 671
SoftBank Corp. 25,584 988
Sojitz Corp. 110,200 346
Sompo Japan Nipponkoa Holdings, Inc. 94,401 3,698
Sony Corp. 32,900 2,005
Stanley Electric Co., Ltd. 25,300 700
Sumitomo Chemical Co., Ltd. 69,000 315
Sumitomo Corp. 97,200 1,574
Sumitomo Electric Industries, Ltd. 59,200 811
Sumitomo Mitsui Financial Group, Inc. 179,502 6,393
Sumitomo Realty & Development Co.,
Ltd. 21,000 761
Suzuki Motor Corp. 15,800 742
T&D Holdings, Inc. 90,200 1,005
Takashimaya Co., Ltd. 84,100 976
Takeda Pharmaceutical Co., Ltd. 18,600 673
Teijin, Ltd. 33,800 677
Terumo Corp. 2,600 85
Toho Co., Ltd. 7,300 295
Toho Holdings Co., Ltd. 97,600 2,489
Tohoku Electric Power Co., Inc. 97,900 1,003
Tokio Marine Holdings, Inc. 87,300 4,709
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 109,100 504
Tokyo Gas Co., Ltd. 16,600 404
Tosoh Corp. 36,000 493
Toyota Industries Corp. 6,400 385
Toyota Motor Corp. 116,200 8,051
Toyota Tsusho Corp. 27,600 954
Transcosmos , Inc. 67,400 1,689
Unicharm Corp. 50,188 1,704
West Japan Railway Co. 19,500 1,691
Yahoo! Japan Corp. 1,741,700 5,336
Yamaguchi Financial Group, Inc. 185,300 1,302
Yamaha Motor Co., Ltd. 36,300 711
Yamato Kogyo Co., Ltd. - GDR 82,000 2,125
218,203
Jersey - 0.0%
Ferguson PLC 1 —
Kazakhstan - 0.1%
Halyk Bank JSC Class A - GDR 96,894 1,293
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 42,023 621
Aroundtown SA 88,042 743

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Globant SA(Æ) 11,264 1,050
Ternium SA - ADR 9,542 191
2,605
Malaysia - 0.2%
Genting BHD - ADR 620,200 860
Hong Leong Bank BHD 189,900 780
Hong Leong Financial Group BHD 13,014 54
Petronas Gas BHD 79,933 318
Public Bank BHD 212,900 1,032
RHB Capital BHD 234,600 323
Tenaga Nasional BHD 291,400 965
4,332
Mexico - 0.5%
America Movil SAB de CV 2,622,037 2,077
Cemex SAB de CV 398,620 150
Grupo Aeroportuario del Sureste SAB de
CV Class B 41,326 678
Grupo Cementos de Chihuahua SAB
de CV 149,407 835
Grupo Financiero Banorte SAB de CV
Class O 106,441 581
Grupo Televisa SAB - ADR 222,198 2,456
Industrias Bachoco SAB de CV 159,456 716
Megacable Holdings SAB de CV 243,485 1,000
Wal-Mart de Mexico SAB de CV 366,513 1,100
9,593
Netherlands - 2.1%
ABN AMRO Group NV(Þ) 51,248 956
Aegon NV 132,192 572
Akzo Nobel NV 8,786 809
ASML Holding NV 4,055 1,064
Euronext NV(Þ) 8,242 665
Exor NV 5,048 388
Heineken Holding NV 4,865 464
Heineken NV 15,499 1,582
ING Groep NV 433,596 4,899
Koninklijke Ahold Delhaize NV 63,830 1,590
Koninklijke KPN NV 1,368,929 4,246
NN Group NV 36,117 1,377
Randstad Holding NV 8,819 488
Royal Dutch Shell PLC Class A 109,731 3,181
Unilever NV 215,973 12,770
Wolters Kluwer NV 9,140 673
X5 Retail Group NV - GDR 49,608 1,665
37,389
New Zealand - 0.0%
Auckland International Airport, Ltd. 75,308 448
Meridian Energy, Ltd. 114,663 338
786
Norway - 0.7%
DNB ASA 72,609 1,319
Gjensidige Forsikring ASA 32,481 608
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norsk Hydro ASA 173,536 614
Orkla ASA 862,980 8,295
Statoil ASA Class N 34,416 640
11,476
Panama - 0.2%
Copa Holdings SA Class A 35,236 3,585
Peru - 0.0%
Credicorp , Ltd. 1,426 305
Philippines - 0.1%
Ayala Land, Inc. 756,900 723
Bank of the Philippine Islands 414,810 791
1,514
Poland - 0.1%
Bank Pekao SA 25,641 723
KGHM Polska Miedz SA(Æ) 47,773 1,046
Polski Koncern Naftowy ORLEN SA 6,442 176
1,945
Portugal - 0.1%
Energias de Portugal SA 432,546 1,781
Russia - 1.8%
Gazprom PJSC 498,463 2,021
Lukoil PJSC 67,474 6,228
Lukoil PJSC - ADR 28,977 2,669
MMC Norilsk Nickel PJSC 1,930 538
Moscow Exchange MICEX-RTS PJSC 780,609 1,157
Novatek PJSC - GDR 2,425 519
Novolipetsk Steel PJSC - GDR 79,846 1,564
Polyus PJSC - GDR 22,942 1,351
Rosneft Oil Co. PJSC 66,340 441
Rosneft Oil Co. PJSC - GDR 24,806 165
Sberbank of Russia PJSC - ADR 356,282 5,240
Sberbank of Russia PJSC Class T 318,628 1,167
Tatneft PJSC - ADR 51,549 3,609
Yandex NV Class A(Æ) 142,118 4,745
31,414
Singapore - 1.9%
Ascendas Real Estate Investment
Trust(Æ)(ö) 661,400 1,540
BOC Aviation, Ltd.(Þ) 187,977 1,764
CapitaLand Mall Trust Class A(ö) 156,400 292
CapitaLand, Ltd. 441,700 1,162
CIT Group, Inc. 54,900 433
DBS Group Holdings, Ltd. 218,000 4,157
Keppel Corp., Ltd. - ADR 156,200 783
Oversea-Chinese Banking Corp., Ltd. 207,269 1,659
Sembcorp Industries, Ltd. 472,300 790
Singapore Airlines, Ltd. 128,000 884
Singapore Exchange, Ltd. 105,900 695
Singapore Press Holdings, Ltd. 610,800 992

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
276 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Technologies Engineering,
Ltd. 271,800 796
Singapore Telecommunications, Ltd. 3,096,978 7,501
United Overseas Bank, Ltd. 105,400 2,075
UOL Group, Ltd. 123,700 708
Wilmar International, Ltd. 2,768,700 7,611
33,842
South Africa - 0.8%
Absa Group, Ltd. 74,802 766
Aspen Pharmacare Holdings, Ltd.(Æ) 106,892 746
Barloworld, Ltd. - ADR 127,437 1,017
Bidvest Group, Ltd. (The) 15,969 218
Discovery Holdings, Ltd. 85,072 677
FirstRand, Ltd. 151,523 655
Fortress REIT, Ltd. Class A(ö) 580,975 808
Foschini Group, Ltd. (The) 132,007 1,522
Investec PLC 119,212 677
Investec, Ltd. 115,014 655
Liberty Holdings, Ltd. 85,154 657
MultiChoice Group, Ltd.(Æ) 3,816 32
Naspers, Ltd. Class N 10,942 1,555
Nedbank Group, Ltd. 106,558 1,615
Redefine Properties, Ltd.(ö) 1,199,838 599
Sanlam, Ltd. 129,410 681
Sasol, Ltd. - ADR 72,426 1,315
Truworths International, Ltd. 177,057 629
14,824
South Korea - 5.0%
BNK Financial Group, Inc. 108,435 646
CJ Corp. 9,263 652
CJ O Shopping Co., Ltd. 658 93
CLIO Cosmetics Co., Ltd.(Æ) 16,279 268
Daelim Industrial Co., Ltd. 5,369 418
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.(Æ) 4,964 120
E-MART, Inc. 9,370 897
Grand Korea Leisure Co., Ltd. 110,501 2,017
Hana Financial Group, Inc. 153,546 4,423
Hanwha Corp. 31,263 637
Hotel Shilla Co., Ltd. 27,898 1,854
Hyundai Engineering & Construction
Co., Ltd. 17,823 656
Hyundai Marine & Fire Insurance Co.,
Ltd. 30,610 662
Hyundai Mobis Co., Ltd. 1,302 265
Hyundai Motor Co. 43,361 4,541
Kangwon Land, Inc. 133,720 3,592
KB Financial Group, Inc. 124,103 4,454
KB Financial Group, Inc. - ADR 14,261 509
KCC Corp. 3,355 649
Kia Motors Corp. 26,517 965
Korea Investment Holdings Co., Ltd. 6,054 350
Kumho Petrochemical Co., Ltd. 19,225 1,155
LG Chem , Ltd. 68 18
LG Corp. Class H 10,919 650
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LG Uplus Corp. 77,245 892
Lotte Chemical Corp. 3,179 620
Lotte Confectionery Co., Ltd. 26,437 824
Lotte Shopping Co., Ltd. 6,302 674
NAVER Corp. 11,783 1,659
POSCO 32,992 5,950
Samsung C&T Corp. 8,705 744
Samsung Electro-Mechanics Co., Ltd. 19,689 1,907
Samsung Electronics Co., Ltd. 452,167 19,542
Samsung Engineering Co., Ltd.(Æ) 76,548 1,162
Samsung Fire & Marine Insurance Co.,
Ltd. 3,597 667
Samsung Life Insurance Co., Ltd. 16,469 998
Shinhan Financial Group Co., Ltd. 167,176 6,081
SK Holdings Co., Ltd. 4,065 902
SK Hynix, Inc. 125,106 8,787
SK Innovation Co., Ltd. 5,615 765
SK Telecom Co., Ltd. 3,244 664
S-Oil Corp. 45,458 3,859
Woori Financial Group, Inc. 94,153 947
88,135
Spain - 1.3%
Abertis Infraestructuras SA(Æ)(Š) 27,820 201
ACS Actividades de Construccion y
Servicios SA 14,077 572
Aena SA(Þ) 165 30
Amadeus IT Group SA Class A 2,674 198
Banco Bilbao Vizcaya Argentaria SA
- ADR 125,952 660
Banco de Sabadell SA - ADR 693,577 761
Banco Santander SA - ADR 306,167 1,228
Bankia SA 880,886 1,679
Bankinter SA 97,849 678
CaixaBank SA 458,656 1,313
Cellnex Telecom SA(Þ) 110,074 4,748
Enagas SA 28,865 715
Endesa SA - ADR 8,418 229
Ferrovial SA 25,530 754
Gas Natural SDG SA 23,314 636
Iberdrola SA 279,546 2,871
Industria de Diseno Textil SA 45,403 1,419
Mapfre SA 241,651 674
Red Electrica Corp. SA 30,835 621
Repsol SA - ADR 73,221 1,203
Telefonica SA - ADR 253,455 1,944
23,134
Sweden - 0.8%
Assa Abloy AB Class B 19,587 465
Bausch & Lomb, Inc.(Æ) 22,380 602
Essity Aktiebolag Class B 16,126 504
Hufvudstaden AB Class A 3,405 57
Industrivarden AB Class C 23,939 518
Investor AB Class B 9,580 492
L E Lundbergforetagen AB Class B 17,474 659

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skandinaviska Enskilda Banken AB
Class A 75,675 725
Skanska AB Class B 33,807 721
Svenska Cellulosa AB SCA Class B 5,320 54
Svenska Handelsbanken AB Class A 112,178 1,123
Swedbank AB Class A 76,352 1,071
Tele2 AB Class B 21,692 310
Telefonaktiebolaget LM Ericsson Class B 498,984 4,354
Telia Co. AB 177,850 782
Volvo AB Class B 56,754 852
13,289
Switzerland - 7.1%
ABB, Ltd. 118,423 2,485
Adecco SA 9,859 585
Alcon, Inc.(Æ) 29,141 1,722
Baloise Holding AG 8,159 1,507
Chocoladefabriken Lindt & Spruengli
AG 271 2,388
Cie Financiere Richemont SA 45,327 3,568
Credit Suisse Group AG(Æ) 290,234 3,601
Geberit AG 3,210 1,631
Georg Fischer AG 393 376
Givaudan SA 370 1,087
Glencore PLC(Æ) 483,157 1,458
Idorsia , Ltd.(Æ) 1,338 30
Julius Baer Group, Ltd.(Æ) 15,108 667
Kuehne & Nagel International AG 6,586 1,064
LafargeHolcim , Ltd.(Æ) 10,796 557
Lonza Group AG(Æ) 3,234 1,164
Nestle SA 230,275 24,589
Novartis AG 247,201 21,595
Pargesa Holding SA 7,774 614
Partners Group Holding AG 1,029 804
Roche Holding AG 95,557 28,822
Schindler Holding AG 11,428 2,783
SGS SA 192 501
Sika AG 18,546 3,189
STMicroelectronics NV 67,677 1,537
Straumann Holding AG 153 136
Swiss Life Holding AG 3,422 1,714
Swiss Prime Site AG Class A(Æ) 11,151 1,149
Swiss Re AG 22,141 2,321
Swisscom AG 2,032 1,040
UBS Group AG(Æ) 622,544 7,350
Zurich Insurance Group AG 8,318 3,252
125,286
Taiwan - 3.7%
Catcher Technology Co., Ltd. 563,552 4,732
Cathay Financial Holding Co., Ltd. 627,000 828
Chailease Holding Co., Ltd. 90,640 407
Chang Hwa Commercial Bank, Ltd. 406,149 317
China Development Financial Holding
Corp. 1,711,000 533
China Life Insurance Co., Ltd.(Æ) 312,420 257
China Steel Corp. Class H 1,278,000 983
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chunghwa Telecom Co., Ltd. - ADR 11,428 418
CTBC Financial Holding Co., Ltd. 662,000 459
E.Sun Financial Holding Co., Ltd. 1,067,845 964
First Financial Holding Co., Ltd. 486,820 357
Formosa Chemicals & Fibre Corp. 300,000 870
Fubon Financial Holding Co., Ltd. 1,070,200 1,561
Globalwafers Co., Ltd. 154,000 1,823
Hiwin Technologies Corp. 100,586 857
Hon Hai Precision Industry Co., Ltd. 1,262,000 3,321
Hon Hai Precision Industry Co., Ltd.
- GDR 420,347 2,175
Hua Nan Financial Holdings Co., Ltd. 1,289,284 927
Largan Precision Co., Ltd. 10,421 1,524
Lite-On Technology Corp. 508,000 836
MediaTek , Inc. 429,000 5,735
Mega Financial Holding Co., Ltd. 636,000 623
Nanya Technology Corp. 665,000 1,522
Pou Chen Corp. Class B 550,000 734
Realtek Semiconductor Corp. 237,434 1,752
Shin Kong Financial Holding Co., Ltd.
(Æ) 596,389 188
SinoPac Financial Holdings Co., Ltd. 1,198,000 491
Taiwan Business Bank 2,067,156 871
Taiwan Cement Corp. 524,353 694
Taiwan Cooperative Financial Holding
Co., Ltd. 1,516,026 1,042
Taiwan Semiconductor Manufacturing
Co., Ltd. 849,000 8,248
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 206,620 10,669
Tripod Technology Corp. 463,770 1,793
Uni -President Enterprises Corp. 188,000 464
Win Semiconductors Corp. 255,000 2,653
Yageo Corp. 137,472 1,410
Yuanta Financial Holding Co., Ltd. 1,833,000 1,146
64,184
Thailand - 0.5%
Bangkok Bank PCL 93,200 538
CP ALL PCL 447,800 1,160
Krung Thai Bank PCL 1,147,600 631
Minor International PCL 1,902,100 2,264
PTT Global Chemical PCL 382,000 644
PTT PCL 790,000 1,182
Siam Commercial Bank PCL (The) 169,900 632
TMB Bank PCL 21,729,100 1,034
8,085
Turkey - 0.5%
Akbank TAS(Æ) 538,841 651
MLP Saglik Hizmetleri AS(Æ)(Þ) 139,887 355
Tupras Turkiye Petrol Rafinerileri AS 35,565 772
Turk Hava Yollari AO(Æ) 1,032,552 2,105
Turkiye Garanti Bankasi AS(Æ) 2,669,233 4,293
8,176

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
278 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC 529,380 1,124
Aldar Properties PJSC 3,647,765 2,334
DAMAC Properties Dubai Co. PJSC(Æ) 3,927,172 920
Emaar Properties PJSC 381,767 444
Emirates NBD PJSC 614,016 2,007
National Bank of Abu Dhabi PJSC 185,065 767
7,596
United Kingdom - 12.5%
3i Group PLC 38,290 561
Anglo American PLC 59,312 1,525
Antofagasta PLC 254,904 2,866
AstraZeneca PLC 89,216 8,701
Aviva PLC 814,501 4,383
BAE Systems PLC 1,175,346 8,774
Barclays PLC 1,954,595 4,245
Barratt Developments PLC 93,623 769
BMC Stock Holdings, Inc. 516,995 1,373
BP PLC 742,888 4,720
BP PLC - ADR 121,116 4,592
British American Tobacco PLC 142,152 4,968
British Land Co. PLC (The)(ö) 95,252 769
BT Group PLC 878,629 2,331
Centrica PLC 1,044,118 987
CNH Industrial NV 29,387 321
Coca-Cola European Partners PLC 19,412 1,039
Compass Group PLC 59,164 1,577
Croda International PLC(Æ) 10,875 679
Diageo PLC 263,587 10,791
Direct Line Insurance Group PLC 188,322 664
easyJet PLC 111,828 1,794
Experian PLC 22,139 696
Fiat Chrysler Automobiles NV 76,079 1,186
Foxtons Group PLC(Æ) 390,739 331
GlaxoSmithKline PLC - ADR 493,717 11,316
Halma PLC 7,340 178
Hiscox , Ltd. 24,694 476
HSBC Holdings PLC 1,483,875 11,221
Imperial Tobacco Group PLC 126,008 2,768
Informa PLC 54,638 549
Intertek Group PLC 23,583 1,639
ITV PLC 452,482 786
J Sainsbury PLC 1,268,801 3,346
John Wood Group PLC 999,927 4,394
KAZ Minerals PLC 86,662 527
Land Securities Group PLC(ö) 62,714 766
Legal & General Group PLC 463,253 1,586
Lloyds Banking Group PLC 9,547,757 7,025
London Stock Exchange Group PLC 76,017 6,856
Lookers PLC 1,842,460 1,184
LSL Property Services PLC 615,351 1,911
M&G PLC(Æ) 18,021 50
Meggitt PLC 530,470 4,295
National Grid PLC 79,397 928
Persimmon PLC Class A 24,363 720
Prudential PLC 18,021 316
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RELX PLC 65,980 1,588
Rentokil Initial PLC 110,334 650
Rio Tinto PLC 25,226 1,311
Royal Bank of Scotland Group PLC 2,454,177 6,766
Royal Dutch Shell PLC Class A 258,990 7,510
Royal Dutch Shell PLC Class B 93,501 2,693
Royal Mail PLC 530,484 1,454
Scottish & Southern Energy PLC 47,843 796
Segro PLC(ö) 141,982 1,554
Smith & Nephew PLC 48,036 1,029
Smiths Group PLC 33,790 706
Spirax-Sarco Engineering PLC 17,500 1,799
St. James's Place PLC 43,437 587
Standard Chartered PLC 804,800 7,316
TechnipFMC PLC 244,976 4,833
Tesco PLC 2,594,888 7,920
Travis Perkins PLC 634,052 11,796
Tullow Oil PLC 1,535,159 4,107
Unilever PLC 22,072 1,324
Vivo Energy PLC(Þ) 175,572 277
Vodafone Group PLC 6,093,673 12,465
Wausau Paper Corp. 266,121 3,326
Willis Towers Watson PLC(Æ) 17,267 3,227
Wm Morrison Supermarkets PLC 534,227 1,377
219,890
United States - 1.8%
Abbott Laboratories 47,656 3,985
Alphabet, Inc. Class C(Æ) 3,383 4,263
Carnival PLC 16,464 659
MasterCard, Inc. Class A 15,596 4,317
MercadoLibre , Inc.(Æ) 3,370 1,758
Mylan NV(Æ) 247,403 4,738
News Corp. Class A 123,625 1,695
Philip Morris International, Inc. 74,449 6,062
Visa, Inc. Class A 19,924 3,564
31,041
Total Common Stocks
(cost $1,410,009) 1,667,392
Preferred Stocks - 2.0%
Brazil - 0.9%
Gol Linhas Aereas Inteligentes SA(Æ)
0.000% 220,349 2,011
Itau Unibanco Holding SA
4.845% (Ÿ) 110,479 998
Petroleo Brasileiro SA
4.417% (Ÿ) 1,603,144 12,147
15,156
Germany - 0.8%
Henkel AG & Co KGaA
1.959% (Ÿ) 20,025 2,082
Porsche Automobil Holding SE
3.191% (Ÿ) 10,925 804
Volkswagen AG

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.668% (Ÿ) 61,368 11,683
14,569
South Korea - 0.3%
Samsung Electronics Co., Ltd.
3.311% (Ÿ) 152,119 5,329
Total Preferred Stocks
(cost $29,856) 35,054
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3
Warrants & Rights - 0.0%
Thailand - 0.0%
Minor International PCL(Æ)
2021 Warrants  95,105 10
TMB Bank Public Co. Class R(Æ)
2019  Rights 15,042,301 20
30
United Arab Emirates - 0.0%
Emirates NBD PJSC(Æ)
2019  Rights 83,834 80
Total Warrants & Rights
(cost $—) 110
Short-Term Investments - 1.2%
United States - 1.2%
U.S. Cash Management Fund(@) 21,747,944 (∞) 21,757
Total Short-Term Investments
(cost $21,755) 21,757
Total Investments 98.1%
(identified cost $1,461,630) 1,724,316
Other Assets and Liabilities, Net
- 1.9%
33,499
Net Assets - 100.0%
1,757,815

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
280 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.4%
3SBio, Inc. 07/31/19 HKD 1,047,365 1.79 1,870
1,957
ABN AMRO Group NV 09/26/19 EUR 51,248 17.65 905
956
Aena SA 12/12/18 EUR 165 164.79 27
30
Amundi SA 02/26/19 EUR 89,175 65.64 5,853
6,367
BOC Aviation, Ltd. 10/11/18 HKD 187,977 7.03 1,321
1,764
Cellnex Telecom SA 04/18/19 EUR 110,074 27.83 3,064
4,748
China Resources Pharmaceutical Group, Ltd. 07/31/19 HKD 715,294 1.09 776
659
China Tower Corp., Ltd. 01/18/19 HKD 4,646,000 0.20 908
1,016
Covestro AG 07/31/19 EUR 85,473 45.35 3,876
4,103
Delivery Hero AG 09/26/19 EUR 26,700 47.11 1,258
1,251
Euronext NV 06/25/19 EUR 8,242 77.07 635
665
Hapvida Participacoes e Investimentos SA 05/08/18 BRL 176,800 7.95 1,406
2,482
Hua Hong Semiconductor, Ltd. 03/11/16 HKD 534,322 1.12 600
1,067
Hydro One, Ltd. 04/18/19 CAD 60,231 16.10 970
1,120
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 112,451 15.33 1,724
2,129
Innogy SE 10/29/19 EUR 13,780 49.58 683
687
Longfor Properties Co., Ltd. 01/18/19 HKD 146,500 2.91 427
606
MLP Saglik Hizmetleri AS 08/01/19 TRY 139,887 2.17 303
355
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,000 0.54 290
347
Poste Italiane SpA 01/18/19 EUR 32,618 8.63 282
397
Reliance Industries, Ltd. 06/03/15 INR 78,033 14.13 1,102
3,206
Scandinavian Tobacco Group A/S 06/26/19 DKK 224,538 11.73 2,634
2,654
Vivo Energy PLC 12/12/18 GBP 175,572 1.50 264
277
WH Group, Ltd. 10/26/15 HKD 3,126,282 0.74 2,324
3,278
Worldline SA 05/03/19 EUR 1,765 62.96 111
107
42,228
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 281
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 408 EUR 14,725 12/19
448
MSCI EAFE Index Futures 1,636 USD 160,099 12/19
3,769
MSCI Emerging Markets Index Futures 73 USD 3,801 12/19
32
TOPIX Index Futures 349 JPY 5,823,065 12/19
4,187
Short Positions
FTSE 100 Index Futures 350 GBP 25,361 12/19
265
Hang Seng Index Futures 89 HKD 120,078 11/19
(94)
MSCI Emerging Markets Index Futures 1,082 USD 56,340 12/19
(625)
S&P 500 E-Mini Index Futures 664 USD 100,789 12/19
(932)
S&P/TSX 60 Index Futures 55 CAD 10,834 12/19
79
SPI 200 Index Futures 36 AUD 5,975 12/19
3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
7,132
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 635 TRY 3,620 11/01/19 (2)
Bank of America USD 1,422 TRY 8,111 11/01/19 (4)
Bank of America USD 3,156 ZAR 46,110 11/01/19 (104)
Bank of America DKK 580 USD 87 11/01/19 —
Bank of America TRY 2,862 USD 502 11/01/19 1
Bank of America TRY 4,485 USD 787 11/01/19 2
Bank of New York AED 82 USD 22 11/04/19 —
Royal Bank of Canada AED 605 USD 165 11/04/19 —
Royal Bank of Canada DKK 536 USD 80 11/04/19 —
Royal Bank of Canada TRY 939 USD 164 11/04/19 —
State Street USD 547 JPY 59,578 11/01/19 4
State Street USD 221 JPY 24,041 11/05/19 1
State Street USD 450 PHP 22,982 11/04/19 3
State Street USD 44 PHP 2,239 11/05/19 —
State Street MYR 143 USD 34 11/01/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(99)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 38,533 $ —
$ —
$ 38,533 2.2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
282 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Austria — 6,023 —
—
6,023 0.3
Belgium — 6,518 —
—
6,518 0.4
Brazil 33,849 — —
—
33,849 1.9
Canada 67,738 — —
—
67,738 3.9
Cayman Islands 1,585 698 —
—
2,283 0.1
Chile 2,963 543 —
—
3,506 0.2
China 21,493 125,367 —
—
146,860 8.4
Colombia 1,838 — —
—
1,838 0.1
Denmark — 24,128 —
—
24,128 1.4
Finland — 7,203 —
—
7,203 0.4
France — 129,163 —
—
129,163 7.3
Georgia — 671 —
—
671 —*
Germany 5,574 72,290 —
—
77,864 4.4
Greece — 6,231 —
—
6,231 0.4
Hong Kong 3,011 50,754 —
—
53,765 3.1
Hungary — 3,643 —
—
3,643 0.2
India 16,286 32,634 —
—
48,920 2.8
Indonesia — 6,101 —
—
6,101 0.3
Ireland 2,759 5,992 —
—
8,751 0.5
Israel — 4,557 —
—
4,557 0.3
Italy — 25,544 —
—
25,544 1.5
Japan — 218,203 —
—
218,203 12.4
Jersey — — —
—
— —*
Kazakhstan — 1,293 —
—
1,293 0.1
Luxembourg 1,241 1,364 —
—
2,605 0. 2
Malaysia — 4,332 —
—
4,332 0.2
Mexico 9,593 — —
—
9,593 0.5
Netherlands — 37,389 —
—
37,389 2.1
New Zealand — 786 —
—
786 —*
Norway — 11,476 —
—
11,476 0.7
Panama 3,585 — —
—
3,585 0.2
Peru 305 — —
—
305 —*
Philippines — 1,514 —
—
1,514 0.1
Poland — 1,945 —
—
1,945 0.1
Portugal — 1,781 —
—
1,781 0.1
Russia 4,745 26,669 —
—
31,414 1.8
Singapore — 33,842 —
—
33,842 1.9
South Africa — 14,824 —
—
14,824 0.8
South Korea 509 87,626 —
—
88,135 5.0
Spain — 22,933 201
—
23,134 1.3

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 283
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Sweden — 13,289 —
—
13,289 0.8
Switzerland — 125,286 —
—
125,286 7.1
Taiwan 11,087 53,097 —
—
64,184 3.7
Thailand — 8,085 —
—
8,085 0.5
Turkey — 8,176 —
—
8,176 0.5
United Arab Emirates — 7,596 —
—
7,596 0.4
United Kingdom 13,741 206,149 —
—
219,890 12.5
United States 30,382 659 —
—
31,041 1. 8
Preferred Stocks 15,156 19,898 — — 35,054 2.0
Long-Term Investments — 3 — — 3 — *
Warrants & Rights 10 100 — — 110 — *
Short-Term Investments — — — 21,757 21,757 1.2
Total Investments 247,450 1,454,908 201 21,757 1,724,316 98.1
Other Assets and Liabilities, Net 1.9
100.0
Other Financial Instruments
Assets
Futures Contracts 8,783 — — — 8,783 0.5
Foreign Currency Exchange Contracts 11 — — — 11 —*
A
Liabilities
Futures Contracts (1,651) — — — (1,651) (0.1)
Foreign Currency Exchange Contracts (110) — — — (110) (—)*
Total Other Financial Instruments
**
$ 7,033 $ — $ — $ — $ 7,033
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
189,219
Consumer Staples ...................................................................
96,479
Energy ....................................................................................
129,347
Financial Services ...................................................................
475,033

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
284 Tax-Managed International Equity Fund
Health Care .............................................................................
137,048
Materials and Processing ........................................................
155,101
Producer Durables ..................................................................
206,122
Short-Term Investments ..........................................................
21,757
Technology ..............................................................................
211,494
Utilities ...................................................................................
102,606
Warrants and Rights ................................................................
110
Total Investments .................................................................... 1,724,316

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 285
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 11
Variation margin on futures contracts* 8,783 —
Total
$ 8,783 $ 11
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,651 $ —
Unrealized depreciation on foreign currency exchange contracts — 110
Total
$ 1,651 $ 110
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 74 $ —
Foreign currency exchange contracts — (1,803)
Total
$ 74 $ (1,803)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,626 $ —
Foreign currency exchange contracts — 2,568
Total
$ 2,626 $ 2,568
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
286 Tax-Managed International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1 1 $ — $ 1 1
Total Financial and Derivative Assets
1 1 — 1 1
Financial and Derivative Assets not subject to a netting agreement
(11) — (11)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 287
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 110 $ — $ 110
Total Financial and Derivative Liabilities
110 — 110
Financial and Derivative Liabilities not subject to a netting agreement
(110) — (110)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
288 Tax-Managed International Equity Fund
6
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,461,630
Investments, at fair value(>) ...........................................................................................................................................................
1,724,316
Foreign currency holdings(^) ......................................................................................................................................................... 7,911
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 11
Receivables:
Dividends and interest ....................................................................................................................................................... 3,903
Dividends from affiliated funds .......................................................................................................................................... 66
Investments sold ................................................................................................................................................................ 9,866
Fund shares sold ................................................................................................................................................................ 4,206
Foreign capital gains taxes recoverable ............................................................................................................................. 1,721
From broker(a) ................................................................................................................................................................... 10,062
Variation margin on futures contracts ................................................................................................................................. 7,145
Total assets .................................................................................................................................................
1,769,207
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 592
Investments purchased ...................................................................................................................................................... 8,129
Fund shares redeemed ....................................................................................................................................................... 976
Accrued fees to affiliates .................................................................................................................................................... 1,365
Other accrued expenses ..................................................................................................................................................... 195
Deferred capital gains tax liability ..................................................................................................................................... 25
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 110
Total liabilities .............................................................................................................................................
11,392
Net Assets ............................................................................................................................................................
$ 1,757,815

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 289
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 94,823
Shares of beneficial interest ...........................................................................................................................................................
1,663
Additional paid-in capital ..............................................................................................................................................................
1,661,329
Net Assets ............................................................................................................................................................
$ 1,757,815
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.53
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.17
Class A — Net assets ............................................................................................................................................................. $ 14,322,936
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,359,665
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.41
Class C — Net assets ............................................................................................................................................................. $ 5,697,842
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 547,566
Net asset value per share: Class E(#) ............................................................................................................................................. $ 10.65
Class E — Net assets ............................................................................................................................................................. $ 52,558
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 4,935
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.58
Class M — Net assets ............................................................................................................................................................ $ 264,934,299
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 25,040,764
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.57
Class S — Net assets ............................................................................................................................................................. $ 1,472,807,025
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 139,315,563
Amounts in thousands
(^)     Foreign currency holdings - cost $ 7,906
(>)     Investments in affiliates, U.S. Cash Management Fund $ 21,757
(a)     Receivable from Broker for Futures $ 10,062
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
290 Tax-Managed International Equity Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 54, 3 28
Dividends from affiliated funds ......................................................................................................................................... 1,223
Less foreign taxes withheld ............................................................................................................................................... (5,272)
Total investment income ...............................................................................................................................................................
50,279
Expenses
Advisory fees .................................................................................................................................................................... 12,825
Administrative fees ........................................................................................................................................................... 740
Custodian fees ................................................................................................................................................................... 563
Distribution fees - Class A ................................................................................................................................................ 31
Distribution fees - Class C ................................................................................................................................................ 41
Transfer agent fees - Class A ............................................................................................................................................. 24
Transfer agent fees - Class C ............................................................................................................................................. 1 1
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 341
Transfer agent fees - Class S ............................................................................................................................................. 2,597
Professional fees ............................................................................................................................................................... 147
Registration fees ............................................................................................................................................................... 168
Shareholder servicing fees - Class C ................................................................................................................................. 14
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 64
Printing fees ...................................................................................................................................................................... 89
Miscellaneous ................................................................................................................................................................... 3 6
Expenses before reductions .............................................................................................................................................. 17,693
Expense reductions ........................................................................................................................................................... (1,943)
Net expenses .................................................................................................................................................................................
15,750
Net investment income (loss) ........................................................................................................................................................
34,529
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (84,008)
Investments in affiliated funds .......................................................................................................................................... 36
Futures contracts .............................................................................................................................................................. 74
Foreign currency exchange contracts ................................................................................................................................ (1,803)
Foreign currency-related transactions ............................................................................................................................... (149)
Net realized gain (loss) ..................................................................................................................................................................
(85, 850 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 173,272
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 2,626
Foreign currency exchange contracts ................................................................................................................................ 2,568
Foreign currency-related transactions ............................................................................................................................... 1 73
Net change in unrealized appreciation (depreciation) ................................................................................................................... 178, 641
Net realized and unrealized gain (loss) ......................................................................................................................................... 92,791
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 127,320

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 291
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 34,529 $ 20,538
Net realized gain (loss) ...................................................................................................................... (85, 850 ) (55,311)
Net change in unrealized appreciation (depreciation) ....................................................................... 178, 641 (120,558)
Net increase (decrease) in net assets from operations ............................................................................. 127,320 (155,331)
Distributions
To shareholders
Class A .......................................................................................................................................... (134) (112)
Class C .......................................................................................................................................... (27) (29)
Class E .......................................................................................................................................... (6) ( — )
**
Class M ......................................................................................................................................... (1,442) (1,017)
Class S ........................................................................................................................................... (18,657) (14,04 7 )
Net decrease in net assets from distributions .......................................................................................... (20,266) (15,205)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 333,26 5 392,159
Total Net Increase (Decrease) in Net Assets ..........................................................................
440,319 221,623
Net Assets
Beginning of period .................................................................................................................................
1,317,496 1,095,873
End of period ..........................................................................................................................................
$ 1,757,815 $ 1,317,496
**     Less than $500.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
292 Tax-Managed International Equity Fund
**Less than 500 shares.
***Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 525 $ 5,24 2 753 $ 8,406
Proceeds from reinvestment of distributions 14 128 10 107
Payments for shares redeemed (430) (4,271) (425) (4,589)
Net increase (decrease)
109 1,09 9 338 3,924
Class C
Proceeds from shares sold 283 2,83 0 234 2,556
Proceeds from reinvestment of distributions 3 26 2 29
Payments for shares redeemed (258) (2,607) (110) (1,214)
Net increase (decrease)
28 2 49 126 1,371
Class E
Proceeds from shares sold — — — ** — ***
Proceeds from reinvestment of distributions 1 6 — ** — ***
Payments for shares redeemed (47) (498) (10) (116)
Net increase (decrease)
(46) (492) (10) (116)
Class M
Proceeds from shares sold 19,610 199,648 5,108 56,986
Proceeds from reinvestment of distributions 154 1,441 91 1,017
Payments for shares redeemed (3,679) (37,259) (1,475) (16,553)
Net increase (decrease)
16,085 163,830 3,724 41,450
Class S
Proceeds from shares sold 57,500 576,125 48,024 530,819
Proceeds from reinvestment of distributions 1,983 18,569 1,246 13,981
Payments for shares redeemed (42,350) (426,115) (18,047) (199,270)
Net increase (decrease)
17,133 168,579 31,223 345,530
Total increase (decrease)
33,309 $ 333,26 5 35,401 $ 392,159

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
294 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
October 31, 2017 9.19 .13 2.05 2.18 (.19) (.19)
October 31, 2016 9.09 .13 .02 .15 (.05) (.05)
October 31, 2015(3) 10.00 .03 (.94) (.91) — —
Class C
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
October 31, 2017 9.11 .05 2.06 2.11 (.13) (.13)
October 31, 2016 9.06 .06 .02 .08 (.03) (.03)
October 31, 2015(3) 10.00 (.01) (.93) (.94) — —
Class E
October 31, 2019 9.97 .20 .60 .80 (.12) (.12)
October 31, 2018 11.19 .14 (1.36) (1.22) — —
October 31, 2017 9.18 —(f) 2.19 2.19 (.18) (.18)
October 31, 2016 9.09 .12 .02 .14 (.05) (.05)
October 31, 2015(3) 10.00 .02 (.93) (.91) — —
Class M
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
October 31, 2017(8) 9.77 .08 1.40 1.48 — —
Class S
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)
October 31, 2017 9.21 .15 2.07 2.22 (.20) (.20)
October 31, 2016 9.10 .15 .01 .16 (.05) (.05)
October 31, 2015(3) 10.00 .04 (.94) (.90) — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 295
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
11.18 24.26 10,216 1.43 1.34 1.24 25
9.19 1.71 3,943 1.48 1.34 1.43 85
9.09 (9.10) 935 1.50 1.34 .66 79
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
11.09 23.54 4,362 2.18 2.09 .46 25
9.11 .89 2,441 2.23 2.09 .71 85
9.06 (9.40) 1,239 2.25 2.09 (.16) 79
10.65 8.13 53 1.40 1.28 1.97 77
9.97 (10.89) 510 1.41 1.32 1.28 47
11.19 24.35 683 1.42 1.33 (.03) 25
9.18 1.59 32,989 1.48 1.34 1.38 85
9.09 (9.10) 29,334 1.53 1.34 .59 79
10.58 8. 4 4 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
11.25 15.15 58,830 1.19 .99 1.23 25
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47
11.23 24.69 1,021,782 1.18 1.09 1.52 25
9.21 1.83 590,373 1.23 1.09 1.66 85
9.10 (9.00) 414,357 1.24 1.09 .94 79

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
296 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,016,594
Administration fees 69,668
Distribution fees 6,445
Shareholder servicing fees 1,264
Transfer agent fees 266,514
Trustee fees 4,946
$ 1,365,431
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,948 $ 770,247 $ 779,476 $ 36 $ 2 $ 21,757 $ 1,223 $ —
$ 30,948 $ 770,247 $ 779,476 $ 36 $ 2 $ 21,757 $ 1,223 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,480,647,107 $ 267,621,710 $ (19,773,931) $ 247,847,779 $ 39,550,475 $ (192,703,563)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 20,265,995 $ — $ — $ 15,205,214 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
298 Tax-Managed Real Assets Fund
Tax-Managed Real Assets Fund
-
Class A
‡
Total
Return
Inception
*
(1 .98)%
Tax-Managed Real Assets Fund
-
Class C
Total
Return
Inception
*
3 .70%
Tax-Managed Real Assets Fund
-
Class M
Total
Return
Inception
*
4 .10%
Tax-Managed Real Assets Fund
-
Class S
Total
Return
Inception
*
4 .10%
MSCI World Index (Net) **
Total
Return
Inception
*
5 .25%
Tax-Managed Real Assets Blended Benchmark ***
Total
Return
Inception
*
4 .94%

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Managed Real Assets Fund 299
The Tax-Managed Real Assets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to
RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the
Fund's money managers. RIM may change the allocation of the
Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission (“SEC”) permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the period of June 10, 2019 (inception of the Fund) through
October 31, 2019, the Fund’s Class A, Class C, Class M and Class
S Shares gained 4.00%, 3.70%, 4.10% and 4.10%, respectively.
This is compared to the Fund’s benchmark, the MSCI World
Index (Net), which gained 5.25% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the period of June 10, 2019 (inception of the Fund) through
October 31, 2019, the Morningstar World Allocation Category,
a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 8.56%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
With respect to global equity performance, all major regions posted positive returns, with the strongest results in Japan and
North America. Continental Europe, Asia-Pacific ex-Japan and
the United Kingdom delivered more modestly positive returns, underperforming the broader index.
In terms of sector returns, U.S. technology companies led the index with strong positive performance, followed by the utilities and real estate sectors. The energy sector finished with negative performance, particularly within the U.S. and United Kingdom.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the period since
inception of the Fund ending October 31, 2019. Overall, the
real assets sectors underperformed relative to broader equities.
In particular, the Fund’s allocations to the natural resources and infrastructure sectors weighed on performance versus the broader market. Exposure to the U.S. real estate sector was a positive contributor to performance.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, RREEF
America L.L.C. (“RREEF”) was the best performing manager
during the period, as the U.S. real estate market finished with strong performance. Exposure to the residential, net lease and health care sectors drove positive performance. Allocations to malls and lodging negatively impacted performance results.
Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) was the
weakest performing manager during the period as the natural
resources market struggled particularly within the energy and materials sectors. Exposure to the energy, industrials and utilities sectors were positive contributors to performance. An allocation to materials detracted from performance.
During the period, RIM utilized a positioning strategy which is designed with the dual mandate of improving the Fund’s after-
tax returns as well as controlling Fund-level exposures and
risks through the purchase of a stock portfolio. Because RIM controls all trading for the Fund, RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from a quantitative model, the strategy seeks to offer a broadly diversified exposure to the full set of real asset sub-
sectors and includes a broad basket of equity securities across the listed real estate, infrastructure and natural resource sectors.
During the period, the strategy modestly underperformed the
Fund’s benchmark, due to exposure to infrastructure and natural resource stocks, which tended to lag the broader market.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
300 Tax-Managed Real Assets Fund
exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
First Sentier Investors (Australia) IM
Limited (formerly, Colonial First State Asset
Management (Australia) Limited) Market-Oriented
Grantham, Mayo, Van Otterloo & Co. LLC Market-Oriented
RREEF America L.L.C. Market-Oriented
* Assumes initial investment on June 10, 2019.
** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** The Tax-Managed Real Assets Blended Benchmark is a composite index consisting of 30% S&P Global Natural Resources Index, 30% S&P Global
Infrastructure Index (NET) and 40% FTSE NAREIT Equity REITs Index. The Tax-Managed Real Assets Blended Benchmark provides a means to compare the
Fund’s average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Tax-Managed Real Assets Fund 301
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from June 1 1 , 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
June 11, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,04 0 .00 $ 1,01 8 . 50
Expenses Paid During Period* $ 5 .3 1 $ 6 . 77
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the 143-day period annualized), multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.33% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
June 11, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,0 37 .00 $ 1,01 4 .7 2
Expenses Paid During Period* $ 8 .3 0 $ 10 .5 6
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the 143-day period annualized), multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 2.08% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
302 Tax-Managed Real Assets Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
June 11, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,041.00 $ 1,0 20 . 2 7
Expenses Paid During Period* $ 3 . 9 2 $ 4 . 99
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the 143-day period annualized), multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
June 11 , 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,041.00 $ 1,019.76
Expenses Paid During Period* $ 4.32 $ 5.50
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the 143-day period annualized), multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.08% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.0%
Australia - 4.0%
Atlas Arteria, Ltd. 157,824 873
Aurizon Holdings, Ltd. 198,745 807
Beach Energy, Ltd. 300,457 469
BHP Group PLC 88,399 1,873
BHP Group, Ltd. - ADR 25,348 620
Mineral Resources, Ltd. 120,702 1,182
Newcrest Mining, Ltd. 44,009 961
Qube Holdings, Ltd. 451,264 1,009
Sandfire Resources NL 162,700 650
South32, Ltd. Class B 414,749 722
Sydney Airport 22,928 138
Transurban Group - ADR(Æ) 720,843 7,363
Woodside Petroleum, Ltd. 18,513 408
17,075
Austria - 0.4%
OMV AB 22,197 1,298
Voestalpine AG 10,020 251
1,549
Bermuda - 0.0%
Beijing Enterprises Water Group, Ltd.
(Æ) 220,000 114
Brazil - 0.9%
CCR SA 247,758 1,016
Centrais Eletricas Brasileiras SA
- ADR(Æ) 9,144 90
Cosan SA 98,409 1,418
Petroleo Brasileiro SA - ADR(Æ) 40,275 654
Sao Martinho SA 89,231 391
Ultrapar Participacoes SA - ADR 109,342 511
4,080
Canada - 4.5%
Barrick Gold Corp. 65,084 1,131
Canadian Natural Resources, Ltd. 26,749 674
Canadian Solar, Inc.(Æ) 10,435 178
Emera, Inc. 16,617 688
Enbridge, Inc. 101,523 3,698
Franco-Nevada Corp. Class T 9,445 916
Hydro One, Ltd.(Þ) 79,150 1,472
Imperial Oil, Ltd. 17,017 424
Largo Resources, Ltd.(Æ) 501,156 502
Lundin Mining Corp. 100,000 505
Nutrien , Ltd. 13,167 630
Pembina Pipeline Corp. 65 2
Seven Generations Energy, Ltd. Class
A(Æ) 99,012 555
Suncor Energy, Inc. 26,535 789
TC Energy Corp.(Æ) 111,945 5,642
Teck Resources, Ltd. Class B 37,192 588
Wheaton Precious Metals Corp. 24,808 695
19,089
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile - 0.4%
Sociedad Quimica y Minera de Chile
SA - ADR 70,653 1,920
China - 1.3%
China Merchants Port Holdings Co., Ltd. 248,000 386
China Resources Gas Group, Ltd. 36,001 217
COSCO Shipping Ports, Ltd. 1,122,000 879
ENN Energy Holdings, Ltd. 82,401 940
Jiangsu Expressway Co., Ltd. Class H 1,680,000 2,226
Shenzhen Expressway Co., Ltd. Class H 300,000 400
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 329,400 393
5,441
Cyprus - 0.3%
Ros Agro PLC - GDR 105,394 1,126
Denmark - 0.3%
Vestas Wind Systems A/S 14,224 1,161
Finland - 0.4%
Kemira OYJ 23,733 385
Stora Enso OYJ Class R 40,792 529
UPM- Kymmene OYJ 27,084 881
1,795
France - 3.2%
Aeroports de Paris 14,765 2,810
Eiffage SA 9,975 1,072
Eramet 9,615 480
Getlink SE 97,325 1,630
Rubis SCA 31,485 1,827
Suez Environnement Co. 44,889 700
Total SA 31,426 1,656
Veolia Environnement SA 40,915 1,076
Vilmorin & Cie SA 3,829 209
Vinci SA 21,698 2,435
13,895
Germany - 0.6%
Fraport AG Frankfurt Airport Services
Worldwide 6,636 555
Hamburger Hafen und Logistik AG 18,811 487
K&S AG 55,980 796
ThyssenKrupp AG - ADR 39,035 557
2,395
Hong Kong - 0.1%
China Gas Holdings, Ltd. 122,600 523
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 105,344 1,042
Israel - 0.5%
Equital , Ltd.(Æ) 17,865 518
Israel Chemicals, Ltd. 227,530 1,012

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
304 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel Corp., Ltd. (The)(Æ) 2,302 439
1,969
Italy - 1.8%
ASTM SpA 17,940 567
Atlantia SpA 168,871 4,186
Enav SpA (Þ) 102,419 597
Enel SpA 116,594 903
ENI SpA - ADR 48,441 734
Societa Iniziative Autostradali e Servizi
SpA 31,530 546
7,533
Japan - 1.9%
Central Japan Railway Co. 4,100 841
East Japan Railway Co. 13,500 1,225
Ebara Corp. 6,700 198
Kubota Corp. 15,700 249
Kurita Water Industries, Ltd. 14,900 429
Mitsubishi Materials Corp. 31,100 892
Nittetsu Mining Co., Ltd. 1,500 63
Oji Holdings Corp. 75,700 392
Osaka Gas Co., Ltd. 42,600 832
Sumitomo Forestry Co., Ltd. 63,000 913
Sumitomo Metal Mining Co., Ltd. 19,200 643
Tokyo Gas Co., Ltd. 30,500 743
West Japan Railway Co. 7,200 624
8,044
Luxembourg - 0.4%
Adecoagro SA(Æ) 167,486 993
ArcelorMittal SA(Æ) 44,638 659
1,652
Mexico - 1.3%
Fresnillo PLC 29,957 276
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 13,859 772
Grupo Aeroportuario del Pacifico SAB de
CV Class B 49,299 517
Grupo Aeroportuario del Sureste SAB de
CV Class B 140,183 2,299
Grupo Aeroportuario del Sureste SAB de
CV - ADR 5,167 846
Grupo Mexico SAB de CV 50,293 132
Infraestructura Energetica Nova SAB
de CV 60,827 269
Promotora y Operadora de
Infraestructura SAB de CV 61,091 565
5,676
Netherlands - 0.2%
InterXion Holding NV(Æ) 11,301 997
New Zealand - 0.3%
Auckland International Airport, Ltd. 186,715 1,112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.9%
Austevoll Seafood ASA 82,515 834
BW Offshore, Ltd.(Æ) 77,535 595
DNO ASA 421,797 514
Grieg Seafood ASA 1,728 21
Norsk Hydro ASA 144,840 512
Salmar ASA Class A 5,889 275
Statoil ASA Class N 39,645 737
TGS Nopec Geophysical Co. ASA - ADR 14,881 385
Yara International ASA 1,862 73
3,946
Peru - 0.1%
Southern Copper Corp. 10,298 366
Poland - 0.5%
KGHM Polska Miedz SA(Æ) 67,337 1,474
Polskie Gornictwo Naftowe i
Gazownictwo SA 627,559 773
2,247
Russia - 3.2%
Gazprom Neft PJSC 228,260 1,477
Gazprom Neft PJSC - ADR 19,711 636
Lukoil PJSC - ADR 32,406 2,985
MMC Norilsk Nickel PJSC - ADR 107,116 2,972
Novatek PJSC - GDR 18,267 3,913
PhosAgro PJSC - GDR 52,660 662
Rosneft Oil Co. PJSC - GDR 34,772 231
Surgutneftegas PJSC - ADR 139 , 010 890
13,766
Singapore - 0.2%
SIA Engineering Co., Ltd. 106,200 208
Wilmar International, Ltd. 311,300 856
1,064
South Africa - 0.3%
African Rainbow Minerals, Ltd. 18,546 186
Sibanye Gold, Ltd.(Æ) 616,614 1,188
1,374
South Korea - 0.5%
Korea Zinc Co., Ltd. 3,024 1,127
POSCO 2,972 536
Young Poong Corp. 603 315
1,978
Spain - 2.1%
Aena SA(Þ) 25,201 4,626
Ferrovial SA 60,763 1,796
Iberdrola SA 138,718 1,425
Repsol SA - ADR 71,854 1,180
9,027
Sweden - 0.6%
Bausch & Lomb, Inc.(Æ) 54,019 1,453

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Svenska Cellulosa AB SCA Class B 121,072 1,236
2,689
Switzerland - 0.6%
Flughafen Zurich AG 139 25
Glencore PLC 557,667 1,683
Gurit Holding AG 492 703
2,411
Thailand - 0.2%
PTT Exploration & Production PCL 242,100 968
PTT PCL 56,800 85
1,053
Turkey - 0.2%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 508,539 777
Ukraine - 0.2%
Kernel Holding SA 80,652 897
United Kingdom - 4.4%
Anglo American PLC 94,576 2,431
Antofagasta PLC 92,055 1,035
BBA Aviation PLC 551,551 2,173
BP PLC 67,374 428
DS Smith PLC Class F 168,104 779
Ferrexpo PLC 79,681 130
KAZ Minerals PLC 91,591 557
National Grid PLC 339,505 3,969
Petrofac, Ltd. 61,694 308
Polypipe Group PLC 118,629 696
Rio Tinto PLC 38,212 1,985
Royal Dutch Shell PLC Class A 18,113 525
Scottish & Southern Energy PLC 107,580 1,789
Severn Trent PLC Class H 47,914 1,401
Tullow Oil PLC 176,587 472
18,678
United States - 58.0%
AGCO Corp. 11,577 888
Agree Realty Corp.(ö) 37,378 2,944
Albemarle Corp. 30,638 1,861
Alexander & Baldwin, Inc. 19,331 454
Alexandria Real Estate Equities, Inc.(ö) 35,057 5,565
Alliant Energy Corp. 30,599 1,632
American Assets Trust, Inc.(ö) 9,870 483
American Campus Communities, Inc.(ö) 16,118 806
American Electric Power Co., Inc. 42,350 3,997
American Homes 4 Rent Class A(ö) 96,456 2,553
American Tower Corp.(ö) 8,938 1,949
Americold Realty Trust(ö) 100,882 4,044
Apartment Investment & Management
Co. Class A(ö) 44,237 2,428
Archer-Daniels-Midland Co. 12,896 542
Armada Hoffler Properties, Inc.(ö) 7,675 144
AvalonBay Communities, Inc.(ö) 8,558 1,863
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avangrid , Inc. 6,039 302
Avery Dennison Corp. 6,375 815
Avista Corp. 12,024 578
Boston Properties, Inc.(ö) 6,540 897
Brixmor Property Group, Inc.(ö) 39,034 860
Bunge, Ltd. Finance Corp. 2,547 138
Camden Property Trust(ö) 8,204 938
CenterPoint Energy, Inc. 53,527 1,556
CF Industries Holdings, Inc. 16,743 759
Cheniere Energy, Inc.(Æ) 24,437 1,504
Chesapeake Energy Corp.(Æ) 445,891 597
Chevron Corp. 748 87
ConocoPhillips 12,181 672
Consolidated Edison, Inc. 5,295 488
CoreSite Realty Corp. Class A(ö) 16,786 1,972
Crown Castle International Corp.(ö) 19,818 2,751
CubeSmart (ö) 54,714 1,734
CyrusOne , Inc.(ö) 48,606 3,465
Denbury Resources, Inc.(Æ) 420,664 420
Digital Realty Trust, Inc.(ö) 13,736 1,745
Dominion Energy, Inc. 59,480 4,910
Douglas Emmett, Inc.(ö) 85,530 3,705
Duke Energy Corp. 7,490 706
Duke Realty Corp.(ö) 28,671 1,007
Easterly Government Properties, Inc.(ö) 9,106 203
EastGroup Properties, Inc.(ö) 4,411 591
Empire State Realty Trust, Inc. Class
A(ö) 35,782 518
Enterprise Products Partners, LP 45,948 1,196
Equinix , Inc.(Æ)(ö) 18,243 10,341
Equity LifeStyle Properties, Inc. Class
A(ö) 72,978 5,104
Equity Residential(ö) 85,870 7,614
Essential Properties Realty Trust, Inc.(ö) 65,393 1,678
Essex Property Trust, Inc.(ö) 14,750 4,825
Evergy , Inc. 19,512 1,247
Eversource Energy(Æ) 32,579 2,728
Extra Space Storage, Inc.(ö) 45,671 5,127
Exxon Mobil Corp. 6,072 410
Farmland Partners, Inc.(ö) 57,024 382
Federal Realty Investment Trust(ö) 6,277 854
First Industrial Realty Trust, Inc.(ö) 15,757 664
First Solar, Inc.(Æ) 6,131 318
FMC Corp. 8,335 763
Freeport-McMoRan, Inc. 463,175 4,548
FutureFuel Corp. 39,948 493
Gladstone Commercial Corp.(ö) 4,185 99
Gulfport Energy Corp.(Æ) 163,699 456
Halliburton Co. 25,493 491
Healthcare Realty Trust, Inc.(ö) 11,691 406
Healthpeak Properties, Inc.(Æ) 135,192 5,086
Highwoods Properties, Inc.(ö) 4,279 200
Host Hotels & Resorts, Inc.(ö) 28,873 473
Hudson Pacific Properties, Inc.(ö) 19,968 717
Independence Realty Trust, Inc.(ö) 14,779 228
Industrial Logistics Properties Trust(ö) 4,911 104
Ingredion, Inc. 2,481 196

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
306 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Paper Co. 3,713 162
Investors Real Estate Trust(ö) 1,677 127
Invitation Homes, Inc.(ö) 166,353 5,122
JBG Smith Properties(ö) 32,989 1,328
Kilroy Realty Corp.(ö) 42,007 3,526
Kimco Realty Corp.(ö) 142,963 3,082
Kinder Morgan, Inc. 94,521 1,889
Laredo Petroleum, Inc.(Æ) 189,270 447
Lexington Realty Trust(ö) 24,804 270
Liberty Property Trust(ö) 17,164 1,014
Life Storage, Inc.(Æ)(ö) 11,262 1,227
Livent Corp.(Æ) 160,927 1,104
LTC Properties, Inc.(ö) 4,471 232
Magellan Midstream Partners, LP 19,201 1,197
Magnolia Oil & Gas Corp.(Æ) 50,237 493
Marathon Petroleum Corp. 9,086 581
Medical Properties Trust, Inc.(ö) 157,421 3,263
Mid-America Apartment Communities,
Inc.(ö) 40,348 5,608
Mosaic Co. (The) 162,199 3,225
National Health Investors, Inc.(ö) 5,304 455
National Retail Properties, Inc.(ö) 4,653 274
National Storage Affiliates Trust(ö) 5,157 176
Newmont Goldcorp Corp. 16,892 671
NexPoint Residential Trust, Inc.(ö) 8,941 436
NextEra Energy, Inc. 30,822 7,345
NiSource, Inc. 22,029 618
Norfolk Southern Corp. 2,279 415
Nucor Corp. 15,577 839
Omega Healthcare Investors, Inc.(ö) 53,964 2,377
ONEOK, Inc. 3,844 268
Outfront Media, Inc.(ö) 8,801 232
Packaging Corp. of America 7,026 769
Paramount Group, Inc.(ö) 43,346 584
Park Hotels & Resorts, Inc.(ö) 25,525 593
Phillips 66 5,586 653
Portland General Electric Co. 19,675 1,119
Prologis, Inc.(ö) 132,609 11,639
PS Business Parks, Inc.(ö) 3,298 595
Public Service Enterprise Group, Inc. 6,302 399
Public Storage(ö) 5,325 1,187
QTS Realty Trust, Inc. Class A(ö) 10,460 561
Realty Income Corp.(ö) 48,449 3,963
Regency Centers Corp.(ö) 33,544 2,255
Renewable Energy Group, Inc.(Æ) 160,419 2,621
Retail Opportunity Investments Corp.(ö) 11,482 214
Retail Value, Inc.(ö) 2,460 90
REX American Resources Corp.(Æ) 7,295 590
Rexford Industrial Realty, Inc.(ö) 82,088 3,948
Rexnord Corp.(Æ) 18,034 510
Ryman Hospitality Properties, Inc.(ö) 25,582 2,153
Sabra Health Care REIT, Inc.(ö) 13,091 322
SBA Communications Corp.(ö) 9,526 2,292
Schlumberger, Ltd. 12,819 419
Sempra Energy 7,482 1,081
Simon Property Group, Inc.(ö) 32,331 4,872
SITE Centers Corp.(ö) 10,549 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SL Green Realty Corp.(ö) 6,727 562
SolarEdge Technologies, Inc.(Æ) 40,120 3,409
Southern Co. (The) 4,741 297
Southwestern Energy Co.(Æ) 346,138 710
Spirit Realty Capital, Inc.(ö) 8,203 409
STORE Capital Corp.(ö) 108,865 4,409
Sun Communities, Inc.(ö) 6,932 1,127
Terreno Realty Corp.(ö) 8,607 486
TPI Composites, Inc.(Æ) 26,504 544
UDR, Inc.(ö) 21,513 1,081
UGI Corp. 24,346 1,161
Union Pacific Corp. 3,991 660
Universal Health Realty Income Trust(ö) 4,302 513
Valero Energy Corp. 6,163 598
Ventas, Inc.(ö) 6,218 405
VEREIT, Inc.(ö) 326,254 3,210
Vornado Realty Trust(ö) 11,844 777
W&T Offshore, Inc.(Æ) 8,522 34
WEC Energy Group, Inc.(Æ) 9,709 917
Welltower , Inc.(ö) 76,977 6,981
Westrock Co. 5,046 189
Weyerhaeuser Co.(ö) 20,731 606
Williams Cos., Inc. (The) 161,068 3,593
Xcel Energy, Inc. 15,142 962
248,055
Total Common Stocks
(cost $386,866) 406,516
Preferred Stocks - 1.1%
Brazil - 1.1%
Bradespar SA
7.98% (Ÿ) 584,723 4,667
Total Preferred Stocks
(cost $4,850) 4,667
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 15,412,650 (∞) 15,419
Total Short-Term Investments
(cost $15,418) 15,419
Total Investments 99.7%
(identified cost $407,134) 426,602
Other Assets and Liabilities, Net
- 0.3%
1,286
Net Assets - 100.0%
427,888

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 307
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
Aena SA 06/13/19 EUR 25,201 196.59 4,953
4,626
Enav SpA 09/30/19 EUR 102,419 5.66 579
597
Hydro One, Ltd. 06/13/19 CAD 79,150 17.26 1,366
1,472
6,695
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
308 Tax-Managed Real Assets Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 70 USD 10,625 12/19
121
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
121
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 106 ILS 374 11/01/19 —
Royal Bank of Canada USD 49 ILS 171 11/04/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 17,075 $ —
$ —
$ 17,075 4.0
Austria — 1,549 —
—
1,549 0.4
Bermuda — 114 —
—
114 —
*
Brazil 4,080 — —
—
4,080 0 . 9
Canada 19,089 — —
—
19,089 4. 5
Chile 1,920 — —
—
1,920 0.4
China — 5,441 —
—
5,441 1.3
Cyprus — 1,126 —
—
1,126 0.3
Denmark — 1,161 —
—
1,161 0.3
Finland — 1,795 —
—
1,795 0.4
France — 13,895 —
—
13,895 3. 2
Germany — 2,395 —
—
2,395 0. 6
Hong Kong — 523 —
—
523 0.1
Hungary — 1,042 —
—
1,042 0.2
Israel — 1,969 —
—
1,969 0. 5
Italy — 7,533 —
—
7,533 1. 8
Japan — 8,044 —
—
8,044 1.9
Luxembourg 993 659 —
—
1,652 0.4

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 309
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Mexico 5,400 276 —
—
5,676 1.3
Netherlands 997 — —
—
997 0. 2
New Zealand — 1,112 —
—
1,112 0.3
Norway — 3,946 —
—
3,946 0.9
Peru 366 — —
—
366 0.1
Poland — 2,247 —
—
2,247 0.5
Russia 243 13,523 —
—
13,766 3. 2
Singapore — 1,064 —
—
1,064 0.2
South Africa — 1,374 —
—
1,374 0.3
South Korea — 1,978 —
—
1,978 0.5
Spain — 9,027 —
—
9,027 2. 1
Sweden — 2,689 —
—
2,689 0. 6
Switzerland — 2,411 —
—
2,411 0.6
Thailand — 1,053 —
—
1,053 0.2
Turkey — 777 —
—
777 0.2
Ukraine — 897 —
—
897 0.2
United Kingdom — 18,678 —
—
18,678 4. 4
United States 248,055 — —
—
248,055 5 8 . 0
Preferred Stocks 4,667 — — — 4,667 1.1
Short-Term Investments — — — 15,419 15,419 3.6
Total Investments 285,810 125,373 — 15,419 426,602 9 9 . 7
Other Assets and Liabilities, Net 0 . 3
100.0
Other Financial Instruments
Assets
Futures Contracts 121 — — 121 121 —
*
Total Other Financial Instruments
**
$ 121 $ — $ — $ 121 $ 121
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
1,690
Consumer Staples ...................................................................
5,523

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
310 Tax-Managed Real Assets Fund
Energy ....................................................................................
48,594
Financial Services ...................................................................
177,374
Health Care .............................................................................
1,453
Materials and Processing ........................................................
57,233
Producer Durables ..................................................................
50,833
Technology ..............................................................................
1,206
Utilities ...................................................................................
67,277
Short-Term Investments ..........................................................
15,419
Total Investments .................................................................... 426,602

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 311
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 121
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,417 $ —
Foreign currency exchange contracts — (536)
Total
$ 1,417 $ (536)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 121 $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
312 Tax-Managed Real Assets Fund
6
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 407, 1 3 4
Investments, at fair value(>) ...........................................................................................................................................................
426,602
Foreign currency holdings(^) ......................................................................................................................................................... 888
Receivables:
Dividends and interest ....................................................................................................................................................... 591
Dividends from affiliated funds .......................................................................................................................................... 24
Investments sold ................................................................................................................................................................ 35
Fund shares sold ................................................................................................................................................................ 1,235
From broker(a) ................................................................................................................................................................... 278
Variation margin on futures contracts ................................................................................................................................. 121
Prepaid expenses ........................................................................................................................................................................... 52
Total assets .................................................................................................................................................
429,826
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 8
Investments purchased ...................................................................................................................................................... 1,211
Fund shares redeemed ....................................................................................................................................................... 288
Accrued fees to affiliates .................................................................................................................................................... 337
Other accrued expenses ..................................................................................................................................................... 94
Total liabilities .............................................................................................................................................
1,938
Net Assets ............................................................................................................................................................
$ 427,888

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 313
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 15,7 60
Shares of beneficial interest ...........................................................................................................................................................
411
Additional paid-in capital ..............................................................................................................................................................
411,7 17
Net Assets ............................................................................................................................................................
$ 427,888
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.0 3
Class A — Net assets ............................................................................................................................................................. $ 950,444
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 91,418
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.37
Class C — Net assets ............................................................................................................................................................. $ 171,392
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 16,534
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.41
Class M — Net assets ............................................................................................................................................................ $ 80,141,60 0
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 7,697,300
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.41
Class S — Net assets ............................................................................................................................................................. $ 346,624,510
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 33,306,993
Amounts in thousands
(^)     Foreign currency holdings - cost $ 884
(>)     Investments in affiliates, U.S. Cash Management Fund $ 15,419
(a)     Receivable from Broker for Futures $ 278
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
314 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2019
(1)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4, 312
Dividends from affiliated funds ......................................................................................................................................... 232
Total investment income ...............................................................................................................................................................
4, 544
Expenses
Advisory fees .................................................................................................................................................................... 1,265
Administrative fees ........................................................................................................................................................... 74
Custodian fees ................................................................................................................................................................... 68
Distribution fees - Class A ................................................................................................................................................ 1
Distribution fees - Class C ................................................................................................................................................ —
**
Transfer agent fees - Class A ............................................................................................................................................ 1
Transfer agent fees - Class C ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 54
Transfer agent fees - Class S ............................................................................................................................................. 243
Professional fees ............................................................................................................................................................... 90
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 15
Offering fees ..................................................................................................................................................................... 48
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 1,912
Expense reductions ........................................................................................................................................................... (337)
Net expenses .................................................................................................................................................................................
1,575
Net investment income (loss) ........................................................................................................................................................
2 , 969
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (8, 23 5 )
Investments in affiliated funds .......................................................................................................................................... (27)
Futures contracts .............................................................................................................................................................. 1,417
Foreign currency exchange contracts ................................................................................................................................ (536)
Foreign currency-related transactions ............................................................................................................................... 5 30
Net realized gain (loss) ..................................................................................................................................................................
( 6 , 85 1 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 19, 46 6
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 121
Foreign currency-related transactions ............................................................................................................................... 5
Net change in unrealized appreciation (depreciation) ................................................................................................................... 19, 59 4
Net realized and unrealized gain (loss) ......................................................................................................................................... 12, 743
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 15,71 2
**      Less than $500.
(1)     For the period June 10, 2019 (inception date) to October 31, 2019.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 315
Statements of Changes in Net Assets
For the Period Ended
Amounts in thousands
2019
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2 , 969
Net realized gain (loss) ...................................................................................................................... ( 6 , 85 1 )
Net change in unrealized appreciation (depreciation) ....................................................................... 19, 59 4
Net increase (decrease) in net assets from operations ............................................................................. 15,71 2
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 412,17 6
Total Net Increase (Decrease) in Net Assets ..........................................................................
427,888
Net Assets
Beginning of period .................................................................................................................................
—
End of period ..........................................................................................................................................
$ 427,888

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
316 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the period ended October 31, 2019 were as follows:
2019
(1)
Shares Dollars
Class A
Proceeds from shares sold 104 $ 1,041
Payments for shares redeemed (13) (125)
Net increase (decrease)
91 916
Class C
Proceeds from shares sold 17 166
Net increase (decrease)
17 166
Class M
Proceeds from shares sold 8,129 81,271
Payments for shares redeemed (432) (4,34 3 )
Net increase (decrease)
7,697 76,92 8
Class S
Proceeds from shares sold 35,837 359,462
Payments for shares redeemed (2,530) (25,296)
Net increase (decrease)
33,307 334,166
Total increase (decrease)
41,112 $ 412,17 6
(1) For the period June 10, 2019 (inception date) to October 31, 2019.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
318 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout the Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
Class A
October 31,2019(13) 10.00 .0 7 .3 3 .40
Class C
October 31, 2019(13) 10.00 .0 4 .3 3 .37
Class M
October 31, 2019(13) 10.00 .0 8 .3 3 .41
Class S
October 31, 2019(13) 10.00 .0 8 .3 3 .41

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 319
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
10.40 4.00 950 1 . 5 1 1 . 3 0 1 . 7 5 29
10.37 3.70 171 2 . 2 5 2 . 0 4 0 . 9 9 29
10.41 4.10 80,142 1 . 2 5 . 9 4 2 . 1 0 29
10.41 4.10 346,625 1 . 2 5 1 . 0 4 2 . 01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
320 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 256,339
Administration fees 16,908
Distribution fees 306
Shareholder servicing fees 35
Transfer agent fees 62,874
Trustee fees 440
$ 336,902
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 716,849 $ 701,405 $ (27) $ 2 $ 15,419 $ 232 $ —
$ — $ 716,849 $ 701,405 $ (27) $ 2 $ 15,419 $ 232 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 407,250,939 $ 26,801,972 $ (7,451,067) $ 19,350,905 $ 3,247,614 $ (6,843,343)
October 31, 2019
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ — $ — $ —
Total distributable earnings (losses)
$ 48
Additional paid-in capital
(48)

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
322 Opportunistic Credit Fund
Opportunistic Credit Fund
-
Class A
‡
Total
Return
1 Year 3 .64%
5 Years 2 .95%§
Inception* 4 .20%§
Opportunistic Credit Fund
-
Class C
Total
Return
1 Year 6 .79%
5 Years 2 .96%§
Inception* 3 .86%§
Opportunistic Credit Fund
-
Class E
Total
Return
1 Year 7 .72%
5 Years 3 .73%§
Inception* 4 .64%§
Opportunistic Credit Fund
-
Class M
‡‡
Total
Return
1 Year 8 .06%
5 Years 4 .03%§
Inception* 4 .92%§
Opportunistic Credit Fund
-
Class S
Total
Return
1 Year 7 .89%
5 Years 4 .00%§
Inception* 4 .91%§
Opportunistic Credit Fund
-
Class Y
Total
Return
1 Year 8 .09%
5 Years 4 .07%§
Inception* 4 .99%§
Bloomberg Barclays U.S. Universal Index (USD) **
Total
Return
1 Year 11 .36%
5 Years 3 .49%§
Inception* 3 .62%§
ICE BofAML Global High Yield Index (USD h edged) ***
Total
Return
1 Year 9 .53%
5 Years 5 .70%§
Inception* 7 .09%§
Opportunistic Credit Linked Benchmark ****
Total
Return
1 Year 9 .32%
5 Years 5 .21%§
Inception* 6 .40%§
Opportunistic Credit Composite Index *****
Total
Return
1 Year 9 .19%
5 Years 4 .53%§
Inception* 5 .34%§

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Opportunistic Credit Fund 323
The Opportunistic Credit Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class S and Class Y Shares gained
7.65%, 6.79%, 7.72%, 8.06%, 7.89% and 8.09%, respectively.
This is compared to the Fund’s benchmark, the Bloomberg
Barclays U.S. Universal Index, which gained 11.36% during the same period. The Opportunistic Credit Composite Index, (the
“Secondary Benchmark”), a composite index consisting of 50%
ICE BofAML Developed Markets High Yield Constrained Index
(USD hedged), 20% JP Morgan EMBI Global Diversified Index,
20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index and
10% Bloomberg Barclays U.S. Corporate Index gained 9.19%
during the same period. The Fund’s Secondary Benchmark
provides a means to compare the Fund’s average annual return to a secondary benchmark that is more representative of the
investment strategies pursued by the Fund.
Effective January 1, 2019, RIM changed the Fund’s Secondary
Benchmark from a composite index consisting of 60% ICE
BofAML Global High Yield Index (USD hedged) and 40% JP
Morgan EMBI Global Diversified Index to a composite index
consisting of 50% ICE BofAML Developed Markets High Yield
Constrained Index (USD hedged), 20% JP Morgan EMBI Global
Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month
Treasury Bill Index and 10% Bloomberg Barclays U.S. Corporate
Index.
The Opportunistic Credit Linked Benchmark represents the
returns of the 60% ICE BofAML Global High Yield Index (USD
hedged) and 40% JP Morgan EMBI Global Diversified Index
composite from November 1, 2018 through December 31, 2018
and the returns of the 50% ICE BofAML Developed Markets High
Yield Constrained Index Hedged (USD hedged), 20% JP Morgan
EMBI Global Diversified Index, 20% Bloomberg Barclays U.S.
1-3 Month Treasury Bill Index and 10% Bloomberg Barclays U.S.
Corporate Index composite from January 1, 2019 to October 31,
2019. The Secondary Linked Benchmark gained 9.32% during
the period.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Multisector Bond Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 8.03%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 began in a decidedly
risk-off mode. Concerns over the tightness of monetary policy combined with escalating trade tensions between the U.S. and
China led bond yields globally to fall precipitously, while credit spreads rose into seasonally illiquid holiday markets. Members of the U.S. Federal Reserve board began to quickly alter
communication in favor of a less hawkish and eventually solidly dovish bias. This caused a reversal of market sentiment to open the calendar year. However, interest rates remained contained and in fact continued to fall throughout much of the rest of the fiscal year. The 10-year Treasury, which began the fiscal year at a yield of 3.14%, fell to as low as 1.45% in early September before ending the fiscal year at a yield of 1.69%.
Credit spreads, on the other hand, reacted very favorably to the change in rhetoric, and ultimately policy, from the Fed. After the tumultuous calendar year end, credit spreads experienced a sharp rally to start the new year, and most sectors of the market finished the fiscal year with spreads roughly equal to or a bit lower than where they started. The U.S. investment grade corporate market produced especially strong results with the
Bloomberg Barclays US Corporate Bond Index posting a total
return of 15.4% for the fiscal year, above equivalent duration
Treasuries. Emerging market (“EM”) currencies also responded favorably to the loosening of financial conditions. Volatile and troubled economies such as Turkey and Argentina had some of
the strongest performing currencies over the course of the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
324 Opportunistic Credit Fund
Longer duration and higher yielding strategies tended to perform the best over the fiscal year. As such, the Fund’s overweight to emerging markets debt (“EMD”) strategies was beneficial
to performance over the year. Within the high yield corporate market, the Fund was overweight European credit versus U.S.
credit for much of the period, which was positive as European markets experienced less of a draw down early in the fiscal year.
On the other hand, the Fund’s overweight to CCC-rated credit was negative, as this was one of the few segments of the credit market that continued to underperform throughout the year. The Fund’s significant underperformance versus the primary benchmark was largely a result of the duration difference between the benchmark and the Fund’s typical strategy, as the Fund was shorter in
duration than the primary benchmark.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Dupont
Capital Management Corporation (“Dupont”) was the best
performing manager during the period, outperforming the Fund’s benchmark but underperforming their RIM-assigned benchmark.
The longer duration nature of their assignment was a key driver of overall outperformance as well as the fact that EM spreads generally outperformed developed markets. Dupont added value within the EM market using local currency positions and an
overweight to Ukraine. However, an overweight to Argentina in the latter half of the fiscal year proved to be a material drag on performance as did a small exposure to Venezuelan bonds, which were subject to significant U.S. sanctions resulting large negative repricings.
DDJ Capital Management, LLC (“DDJ”) was the worst
performing manager during the period, underperforming both the
Fund’s benchmark and their RIM-assigned benchmark. DDJ’s
performance was the result of headwinds on multiple fronts. This included the fact that their preferred habitat in CCC-rated U.S.
credit was under pressure throughout the year as it was the rare risky part of the market that underperformed even as other risk assets rallied in 2019. A shorter duration preference was also not rewarded and certain security selection decisions such as SkillSoft and High Ridge Brands became distressed and underperformed
during the year.
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
RIM managed a strategy to gain exposure to quasi-sovereign EM debt (“EMD”). This positioning strategy purchases a physical bond portfolio that seeks to outperform the JP Morgan EMBI
Global Diversified Index through the use of bonds issued by
government-companies (“quasi-sovereigns”) in lieu of the
sovereign issuers themselves. The strategy produced the best performance of RIM’s positioning strategies in part because
the strong performance of the EMD sector, but the strategy also outperformed its assigned benchmark. The solid yield advantage that is common to the strategy was able to more than offset losses from a modest overweight in Argentina, which suffered late in the year.
The U.S. High Yield Intelligent Credit positioning strategy, which screens securities based on value within the Bank of America
Merrill Lynch U.S. High Yield Index and purchases physical
bonds that RIM believes to be undervalued, underperformed the
Fund benchmark for the fiscal year. The shorter duration and more defensive nature of the strategy’s credit selection was not rewarded given the market environment. The strategy’s U.S. only emphasis was also a negative as emerging and European spread assets generally performed better in the below investment grade world.
RIM also managed currency factor (carry, value and trend)
and rates factor (carry and value) strategies which seek to
generate active returns through currency and international
rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. The Fund’s currency and rates factor strategies both added to returns over the year with the rates strategy producing the moderately stronger results of the two. Within that strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component of the rates factors. Among currency factors, solid performance among the carry and value factors, particularly within EM currencies, was able to more than offset the drag from another year of negative results from the trend factor.
During the period, the Fund also implemented numerous
tactical positioning strategies via derivatives that added to
Fund performance during the period. RIM utilized interest rate derivatives to extend duration throughout the period, which had the greatest impact on total performance. EM currency positions also added value during the first half of the year, especially a position in the Argentine peso that was remove just prior to a
30% depreciation in the currency during the summer. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off early in the period and subsequently capture the market rally. The Fund’s tactical positions in developed market currencies via forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Opportunistic Credit Fund 325
In December 2018, Axiom Alternative Investments SARL,
THL Credit Advisors, LLC and Lazard Asset Management were
terminated.
Effective January 1, 2019, RIM changed the Fund’s primary and secondary benchmarks. The Fund’s primary benchmark was
changed from the ICE BofAML Global High Yield Index (USD
hedged) to the Bloomberg Barclays U.S. Universal Index. The
Fund’s secondary benchmark was changed from a composite index consisting of 60% ICE BofAML Global High Yield Index (USD
hedged) and 40% JP Morgan EMBI Global Diversified Index to
a composite index consisting of 50%ICE BofAML Developed
Markets High Yield Constrained Index Hedged (USD hedged),
20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg
Barclays U.S. 1-3 Month Treasury Bill Index and 10% Bloomberg
Barclays U.S. Corporate Index.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Barings, LLC and Barings Global Advisers
Limited Sector Specialist
DDJ Capital Management, LLC Sector Specialist
DuPont Capital Management Corporation Sector Specialist
Voya Investment Management Company,
LLC Sector Specialist

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
326 Opportunistic Credit Fund
* Assumes initial investment on September 30, 2010.
** As a result of a change in the Fund's Opportunistic Credit Composite Index, effective January 1, 2019, the Fund’s primary benchmark changed from the ICE
BofAML Global High Yield Index (USD hedged) to the Bloomberg Barclays U.S. Universal Index. The Bloomberg Barclays U.S. Universal Index (USD) measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
*** The ICE BofAML Global High Yield Index (USD hedged) is composed of below investment grade bonds of corporate issuers domiciled in countries across both developed and emerging markets.
**** The Opportunistic Credit Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s secondary benchmark. The Opportunistic Credit Linked Benchmark is a composite index consisting of 60% ICE BofAML
Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index through December 31, 2018 and 50% ICE BofAML Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill
Index and 10% Bloomberg Barclays U.S. Corporate Investment Grade Index thereafter.
***** The Opportunistic Credit Composite Index provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. The Opportunistic Credit Composite Index is a composite index consisting of 50% ICE BofAML Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg Barclays U.S. 1-3 Month Treasury Bill
Index and 10% Bloomberg Barclays U.S. Corporate Investment Grade Index.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Opportunistic Credit Fund 327
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.80 $ 1,019.26
Expenses Paid During Period* $ 6.02 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect t he one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,019.20 $ 1,015.48
Expenses Paid During Period* $ 9.82 $ 9.80
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,023.70 $ 1,019.31
Expenses Paid During Period* $ 5.97 $ 5.96
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
328 Opportunistic Credit Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,025.40 $ 1,020.82
Expenses Paid During Period* $ 4.44 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,024.00 $ 1,020.57
Expenses Paid During Period* $ 4.69 $ 4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,025.50 $ 1,020.97
Expenses Paid During Period* $ 4.29 $ 4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 80.9%
Argentina - 0.6%
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 2,309 906
Argentine Republic Government
International Bond
6.875% due 01/26/27 200 78
5.875% due 01/11/28 100 38
12.169% due 12/15/35 (~)(Ê) EUR 40,000 675
Series DSCE
7.820% due 12/31/33 EUR 1,927 1,008
Series WI
6.875% due 04/22/21 900 405
7.625% due 04/22/46 1,268 507
Provincia de Buenos Aires
7.875% due 06/15/27 (Þ) 300 103
YPF SA
Series REGS
8.500% due 07/28/25 275 218
3,938
Australia - 0.1%
Macquarie Bank, Ltd.
6.625% due 04/07/21 (Þ) 267 283
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 224
507
Austria - 0.4%
JBS Investments GmbH
7.000% due 01/15/26 (Þ) 753 817
5.750% due 01/15/28 (Þ) 495 516
Novomatic AG
1.625% due 09/20/23 EUR 1,000 1,130
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 200 254
2,717
Azerbaijan - 0.1%
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 731 877
Bahamas - 0.3%
Silversea Cruise Finance, Ltd.
7.250% due 02/01/25 (Þ) 2,000 2,126
Bahrain - 0.3%
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,287
Belarus - 0.1%
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 710 745
Bermuda - 0.2%
Carlyle Global Market Strategies CLO,
Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2A Class CR
4.759% due 04/27/27 (Ê)(Þ) 300 289
Series 2018-2A Class DR
6.859% due 04/27/27 (Ê)(Þ) 400 377
Series 2018-2A Class BR
4.066% due 10/20/27 (Ê)(Þ) 5 00 483
1,149
Brazil - 0.8%
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (Ê)(ƒ) 202 230
9.250% due 10/29/49 (Ê)(ƒ) 379 431
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 2,318
10.000% due 01/01/27 BRL 1,400 434
BRF SA
Series REGS
2.750% due 06/03/22 EUR 750 871
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 463
Vale SA
5.625% due 09/11/42 600 679
5,426
Canada - 1.7%
Air Canada
7.750% due 04/15/21 (Þ) 391 419
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 247
Bank of Montreal
1.900% due 08/27/21 282 282
Bank of Nova Scotia (The)
4.375% due 01/13/21 218 224
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 100 92
Brookfield Asset Management, Inc.
4.000% due 01/15/25 154 165
Brookfield Finance, Inc.
4.000% due 04/01/24 266 284
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 290 300
Canadian Imperial Bank of Commerce
Series BKNT
3.500% due 09/13/23 179 189
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 81 84
6.000% due 04/01/42 (Þ) 285 320
Concordia International Corp.
8.000% due 09/06/24 1,841 1,767
Enbridge, Inc.
2.900% due 07/15/22 156 159
First Quantum Minerals, Ltd.
7.250% due 05/15/22 (Þ) 408 409
7.250% due 04/01/23 (Þ) 500 502

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
330 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 03/01/26 (Þ) 366 358
Kinross Gold Corp.
Series WI
5.950% due 03/15/24 568 628
4.500% due 07/15/27 1,154 1,223
Mattamy Group Corp.
6.500% due 10/01/25 (Þ) 804 850
New Gold, Inc.
6.250% due 11/15/22 (Þ) 688 688
Norbord, Inc.
Class A
6.250% due 04/15/23 (Þ) 282 300
Parkland Fuel Corp.
6.000% due 04/01/26 (Þ) 405 428
5.875% due 07/15/27 (Þ) 598 633
Quebecor Media, Inc.
5.750% due 01/15/23 268 290
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 177 180
Suncor Energy, Inc.
3.600% due 12/01/24 265 280
Toronto-Dominion Bank (The)
1.800% due 07/13/21 233 233
Vermilion Energy, Inc.
5.625% due 03/15/25 (Þ) 307 289
11,823
Cayman Islands - 1.7%
Apidos CLO XI
Series 2019-11A Class CRR
4.502% due 10/17/30 (Ê)(Þ) 1,000 991
Apidos CLO, Ltd.
Series 2019-31A Class C
4.551% due 04/15/31 (Ê)(Þ) 500 497
Avolon Holdings Funding, Ltd.
6.500% due 09/15/24 (Þ) 1,300 1,330
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
4.616% due 01/20/29 (Ê)(Þ) 500 491
Bowman Park CLO, Ltd.
Series 2015-1A Class E
8.077% due 11/23/25 (Ê)(Þ) 400 387
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
4.873% due 07/17/31 (Ê)(Þ) 250 237
CIFC Funding, Ltd.
Series 2017-1A Class C
5.211% due 04/23/29 (Ê)(Þ) 500 493
Series 2018-3A Class CR2
4.303% due 10/22/31 (Ê)(Þ) 500 482
Series 2018-4RA Class B
4.202% due 10/17/30 (Ê)(Þ) 500 485
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
5.199% due 04/15/36 (Ê)(Þ) 290 292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 890 831
Madison Park Funding XXIX, Ltd.
Series 2018-29A Class C
4.203% due 10/18/30 (Ê)(Þ) 500 491
Magnetite CLO XV, Ltd.
Series 2018-15A Class CR
4.571% due 07/25/31 (Ê)(Þ) 500 478
Magnetite XI, Ltd.
Series 2019-22A Class C
5.092% due 04/15/31 (Ê)(Þ) 500 496
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
4.869% due 04/20/27 (Ê)(Þ) 250 237
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
4.973% due 10/17/30 (Ê)(Þ) 500 477
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
4.720% due 11/18/31 (Ê)(Þ) 250 238
OHA Credit Partners XIV, Ltd.
Series 2017-14 Class C
3.766% due 01/21/30 (Ê)(Þ) 500 481
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 716 698
Recette CLO LLC
Series 2017-1A Class DR
5.219% due 10/20/27 (Ê)(Þ) 298 295
SCOF-2, Ltd.
Series 2018-2A Class CR
4.438% due 07/15/28 (Ê)(Þ) 500 500
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
4.578% due 07/20/30 (Ê)(Þ) 250 246
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
4.529% due 04/16/31 (Ê)(Þ) 500 480
Venture CDO, Ltd.
Series 2017-20A Class CR
3.901% due 04/23/27 (Ê)(Þ) 250 244
11,877
Chile - 0.4%
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 281
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 183
Cencosud SA
5.500% due 01/20/21 (Þ) 173 177
Corporacion Nacional del Cobre de Chile
Series REGS
3.625% due 08/01/27 250 263
Embotelladora Andina SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 10/01/23 (Þ) 174 185
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 666
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 566
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 218 226
Mongolian Mining Corp/Energy
Resources LLC
Series REGS
9.250% due 04/15/24 537 503
3,050
China - 0.2%
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 159 162
China Evergrande Group
9.500% due 03/29/24 500 447
8.750% due 06/28/25 596 499
Country Garden Holdings Co., Ltd.
Series REGS
7.250% due 04/04/21 300 301
1,409
Colombia - 0.6%
Bancolombia SA
5.950% due 06/03/21 173 182
Colombia Government International
Bond
3.875% due 04/25/27 300 320
7.375% due 09/18/37 1,000 1,418
6.125% due 01/18/41 600 777
5.000% due 06/15/45 500 582
Ecopetrol SA
7.375% due 09/18/43 548 727
5.875% due 05/28/45 101 117
4,123
Costa Rica - 0.4%
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 345
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,973
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 665 540
2,858
Czech Republic - 0.1%
CEZ AS
Series REGS
5.625% due 04/03/42 383 462
Denmark - 0.6%
Danske Bank A/S
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/12/22 (Þ) 266 280
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,413
TDC A/S
5.000% due 03/02/22 EUR 100 122
6.875% due 02/23/23 GBP 1,200 1,766
Welltec A/S
9.500% due 12/01/22 (Þ) 500 490
4,071
Dominican Republic - 0.5%
Dominican Republic International Bond
7.450% due 04/30/44 (Þ) 1,000 1,198
6.850% due 01/27/45 (Þ) 2,000 2,255
3,453
Ecuador - 0.3%
Ecuador Government International Bond
10.750% due 01/31/29 (Þ) 300 303
Series REGS
7.950% due 06/20/24 450 433
7.875% due 01/23/28 1,000 896
Republic of Ecuador Government
International Bond
Series REGS
9.650% due 12/13/26 500 491
2,123
Egypt - 0.6%
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 518
6.875% due 04/30/40 (Þ) 3,000 2,912
8.700% due 03/01/49 (Þ) 750 803
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 268
4,501
El Salvador - 0.3%
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,554
7.650% due 06/15/35 498 542
2,096
Ethiopia - 0.2%
Ethiopia International Bond
6.625% due 12/11/24 (Þ) 1,000 1,047
Finland - 0.3%
Nokia OYJ
3.375% due 06/12/22 527 533
6.625% due 05/15/39 197 225
Teollisuuden Voima Oyj
2.125% due 02/04/25 EUR 990 1,167
1,925
France - 1.0%
Casino Guichard Perrachon SA
4.561% due 01/25/23 EUR 600 620

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
332 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.498% due 03/07/24 EUR 700 672
3.580% due 02/07/25 EUR 300 266
4.048% due 08/05/26 EUR 500 443
Constantin Investissement SAS
Series REGS
5.375% due 04/15/25 EUR 600 673
Danone SA
2.589% due 11/02/23 (Þ) 277 282
France Telecom SA
4.125% due 09/14/21 175 182
NEW Areva Holding SA
4.875% due 09/23/24 EUR 1,000 1,301
Orano SA
3.500% due 03/22/21 EUR 100 116
Series EMTN
3.125% due 03/20/23 EUR 600 714
Sanofi
4.000% due 03/29/21 216 223
Societe Generale SA
5.200% due 04/15/21 (Þ) 271 283
Solvay Finance SA
5.425% due 11/29/49 (Ê)(ƒ) EUR 632 808
Total Capital International SA
2.875% due 02/17/22 276 283
Vallourec SA
2.250% due 09/30/24 EUR 500 357
7,223
Gabon - 0.1%
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 497
Georgia - 0.1%
Georgian Railway JSC
Series REGS
7.750% due 07/11/22 550 601
Germany - 1.7%
Blitz F18-674 GmbH
Series REGS
6.000% due 07/30/26 EUR 900 1,089
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 181
CTC BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,097
Deutsche Bank AG
3.125% due 01/13/21 229 230
2.750% due 02/17/25 EUR 745 855
4.500% due 04/01/25 787 768
4.296% due 05/24/28 (Ê) 462 438
Series EMTN
4.500% due 05/19/26 EUR 400 486
K&S AG
4.125% due 12/06/21 EUR 764 908
3.000% due 06/20/22 EUR 500 584
Metro AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 10/28/21 EUR 700 797
1.500% due 03/19/25 EUR 557 651
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 824
Nordex SE
Series REGS
6.500% due 02/01/23 EUR 550 633
RWE AG
3.500% due 04/21/75 (Ê) EUR 1,220 1,490
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 900 976
12,007
Ghana - 0.1%
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 742
10.750% due 10/14/30 (Þ) 250 315
1,057
Guernsey - 0.1%
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.450% due 04/16/21 279 284
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 415 442
726
Honduras - 0.1%
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 550
Hong Kong - 0.2%
CNAC (HK) Finbridge Co. Ltd.
3.875% due 06/19/29 1,000 1,029
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 631 633
1,662
India - 0.0%
State Bank of India
5.500% due 09/29/49 (Ê)(ƒ) 200 206
Indonesia - 0.6%
Pertamina Persero PT
Series REGS
5.625% due 05/20/43 221 254
6.450% due 05/30/44 2,300 2,928
Perusahaan Listrik Negara PT
Series REGS
5.250% due 10/24/42 440 486
6.250% due 01/25/49 245 313
PT Indonesia Asahan Aluminum

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.757% due 11/15/48 200 257
4,238
Iraq - 0.1%
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 1,000 960
Ireland - 0.3%
GE Capital International Funding Co.
Unlimited Co
Series WI
3.373% due 11/15/25 274 282
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 693 709
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 EUR 200 227
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 200 201
VTB Bank
Series REGS
9.500% due 12/31/49 (Ê)(ƒ) 754 834
2,253
Israel - 0.1%
Israel Electric Corp., Ltd
5.000% due 11/12/24 (Þ) USD 500 550
Italy - 1.5%
Banca Popolare di Sondrio SCPA
2.375% due 04/03/24 EUR 1,100 1,238
Banco BPM SpA
7.125% due 03/01/21 EUR 406 488
Banco Popolare SC
6.375% due 05/31/21 EUR 576 692
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 162
6.625% due 09/13/23 EUR 410 550
5.017% due 06/26/24 (Þ) 707 738
3.928% due 09/15/26 EUR 950 1,194
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (Ê)(ƒ) EUR 300 361
Leonardo SpA
5.250% due 01/21/22 EUR 731 904
4.875% due 03/24/25 EUR 502 672
Mediobanca Banca di Credito
Finanziario SpA
5.750% due 04/18/23 EUR 471 601
Mediobanca SpA
5.000% due 11/15/20 EUR 919 1,072
Telecom Italia SpA
5.250% due 02/10/22 EUR 350 436
5.875% due 05/19/23 GBP 150 217
3.625% due 05/25/26 EUR 800 990
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 03/17/55 EUR 400 509
10,824
Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/21 193 198
Oscar US Funding XI LLC
Series 2019-2A Class A4
2.680% due 09/10/26 (Þ) 850 862
Sumitomo Mitsui Banking Corp.
2.934% due 03/09/21 197 199
Takeda Pharmaceutical Co., Ltd.
4.000% due 11/26/21 (Þ) 270 280
1,539
Jersey - 0.3%
AA Bond Co., Ltd.
Series REGS
5.500% due 07/31/22 GBP 1,375 1,467
CPUK Finance, Ltd.
Series REGS
4.875% due 08/28/25 GBP 275 365
HBOS Sterling Finance Jersey, LP
7.881% due 12/29/49 (Ê)(ƒ) GBP 212 424
2,256
Jordan - 0.2%
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 207
7.375% due 10/10/47 1,000 1,053
1,260
Kazakhstan - 0.1%
National Company KazMunajGaz
Series REGS
5.750% due 04/19/47 566 662
Kenya - 0.2%
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 1,000 1,061
Lebanon - 0.2%
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 500 280
Series REGS
8.250% due 04/12/21 1,000 689
6.000% due 01/27/23 230 136
1,105
Luxembourg - 2.1%
Actavis Funding SCS
3.450% due 03/15/22 165 169
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 750 1,006
Camelot Finance SA
4.500% due 11/01/26 (Þ) 508 513

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
334 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Garfunkelux Holdco 3 SA
Series REGS
8.500% due 11/01/22 GBP 2,200 2,700
Garrett LI I Sarl / Garrett Borrowing LLC
Series REGS
5.125% due 10/15/26 EUR 900 934
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 229
Series REGS
1.800% due 08/16/37 1,000 1,350
Intelsat Connect Finance SA
9.500% due 02/15/23 (Þ) 1,362 1,263
Intelsat Jackson Holdings SA
8.500% due 10/15/24 (Þ) 461 464
9.750% due 07/15/25 (Þ) 195 202
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 586 632
Mallinckrodt International Finance SA
5.750% due 08/01/22 (Þ) 38 15
5.625% due 10/15/23 (Þ) 133 48
Class S
5.500% due 04/15/25 (Þ) 223 74
Nielsen Co. Sarl
5.000% due 02/01/25 (Þ) 521 519
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 225
Rossini SARL
Series REGS
6.750% due 10/30/25 EUR 600 740
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 534
Takko Luxembourg 2 SCA
Series REGS
5.375% due 11/15/23 (Ê) EUR 350 353
5.375% due 11/15/23 EUR 200 206
Telecom Italia SpA
7.750% due 01/24/33 EUR 600 993
6.375% due 11/15/33 600 661
6.000% due 09/30/34 301 321
7.200% due 07/18/36 196 228
Venator Materials PLC
5.750% due 07/15/25 (Þ) 316 251
VTB Bank OJSC Via VTB Capital SA
Series REGS
6.950% due 10/17/22 200 215
14,845
Mexico - 1.6%
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 242
Comision Federal de Electricidad
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 02/14/42 625 678
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,191
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,946
6.500% due 06/02/41 650 647
5.500% due 06/27/44 2,000 1,792
Series REGS
6.625% due 09/29/49 (ƒ) 121 113
Series WI
6.500% due 01/23/29 90 94
5.625% due 01/23/46 1,000 899
6.750% due 09/21/47 1,498 1,494
Trust F/1401
6.390% due 01/15/50 (Þ) 173 185
11,281
Mongolia - 0.1%
Development Bank of Mongolia
Series REGS
7.250% due 10/23/23 350 367
Morocco - 0.1%
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 301
OCP SA
Series REGS
4.500% due 10/22/25 343 363
2.900% due 04/25/44 200 249
913
Mozambique - 0.2%
Mozambique international Bond
Zero coupon due 09/15/31 (Þ) 1,280 1,126
Netherlands - 1.9%
Cimpress NV
7.000% due 06/15/26 (Þ) 486 513
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 229 232
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 408
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 255
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 895
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 762
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 229
LYB Finance Co. BV
8.100% due 03/15/27 125 162

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LYB International Finance BV
4.000% due 07/15/23 223 237
Maxeda DIY Holdings BV
Series REGS
6.125% due 07/15/22 EUR 350 371
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 281 281
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 260 277
Petrobras Global Finance BV
5.875% due 03/07/22 785 988
4.250% due 10/02/23 EUR 800 1,017
6.875% due 01/20/40 228 266
6.850% due 06/05/15 1,135 1,305
Shell International Finance BV
2.250% due 01/06/23 279 282
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 281
Srlev NV
9.000% due 04/15/41 (Ê) EUR 800 980
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 804
Syngenta Finance NV
4.375% due 03/28/42 319 286
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 EUR 1,156 1,031
1.875% due 03/31/27 EUR 444 373
1.625% due 10/15/28 EUR 437 351
Trivium Packaging Finance BV
8.500% due 08/15/27 (Þ) 200 212
UPCB Finance VII, Ltd.
Series REGS
3.625% due 06/15/29 EUR 500 587
13,385
Nigeria - 0.2%
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 501
Series REGS
6.750% due 01/28/21 1,000 1,035
1,536
Norway - 0.0%
Equinor ASA
3.150% due 01/23/22 274 282
Oman - 0.2%
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 583
5.625% due 01/17/28 500 494
6.500% due 03/08/47 500 462
1,539
Pakistan - 0.4%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,712
Panama - 0.1%
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 634
Paraguay - 0.1%
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 670
Peru - 0.4%
Peruvian Government International Bond
8.750% due 11/21/33 1,000 1,649
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 876
2,525
Philippines - 0.1%
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 753
Puerto Rico - 0.1%
Popular, Inc.
6.125% due 09/14/23 394 424
Qatar - 0.1%
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 448
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 369
817
Russia - 0.3%
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 503 574
Russian Railways Via RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,862
2,436
Saudi Arabia - 0.5%
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,650
Series REGS
4.625% due 10/04/47 250 280
Saudi Arabian Oil Co.
4.375% due 04/16/49 400 434
4.375% due 04/16/49 (Þ) 200 217
Saudi Electricity Global Sukuk Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
336 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.500% due 04/08/44 450 539
5.500% due 04/08/44 251 301
3,421
Senegal - 0.0%
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 245
Singapore - 0.2%
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
5.150% due 09/14/36 (Ê)(Þ) 930 935
Avation Capital SA
6.500% due 05/15/21 (Þ) 488 509
1,444
South Africa - 0.7%
Eskom Holdings SOC, Ltd.
Series REGS
5.750% due 01/26/21 800 805
7.125% due 02/11/25 2,711 2,786
Republic of South Africa Government
International Bond
Series R186
10.500% due 12/21/26 ZAR 12,500 907
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 645
5,143
South Korea - 0.0%
Woori Bank
5.875% due 04/13/21 (Þ) 270 282
Spain - 0.3%
Banco de Sabadell SA
1.750% due 05/10/24 EUR 1,000 1,148
Bankia SA
1.850% due 06/25/24 EUR 1,100 1,241
2,389
Sri Lanka - 0.3%
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 506
Series REGS
6.825% due 07/18/26 1,300 1,308
6.200% due 05/11/27 200 192
2,006
Sweden - 0.6%
Intrum AB
Series REGS
3.000% due 09/15/27 EUR 350 378
Telefonaktiebolaget LM Ericsson
Series 7Y
1.875% due 03/01/24 EUR 1,290 1,519
Unilabs SubHolding AB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 05/15/25 EUR 450 518
Verisure Midholding AB
Series REGS
5.750% due 12/01/23 EUR 1,650 1,895
4,310
Thailand - 0.1%
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 242
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 532
774
Trinidad and Tobago - 0.1%
Trinidad Generation Unlimited
Series REGS
5.250% due 11/04/27 529 543
Trinidad Petroleum Holdings Ltd.
Series REGS
9.750% due 06/15/26 258 291
834
Tunisia - 0.1%
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 848 773
Turkey - 0.8%
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 592 578
5.125% due 09/29/23 271 257
Turkey Government International Bond
7.375% due 02/05/25 600 643
6.750% due 05/30/40 1,000 969
4.875% due 04/16/43 500 397
6.625% due 02/17/45 2,000 1,891
5.750% due 05/11/47 200 171
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 360 333
5.000% due 07/13/21 200 184
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 02/08/21 300 302
5.375% due 10/24/23 294 285
6,010
Ukraine - 0.0%
Ukraine Government International Bond
Series GDP
3.155% due 05/31/40 (~)(Ê)(Þ) 195 183
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 543
Emirates NBD PJSC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 12/31/99 (Ê)(ƒ) 224 233
IDBI Bank, Ltd./DIFC Dubai
Series GMTN
4.250% due 11/30/20 529 533
1,309
United Kingdom - 5.5%
Algeco Scotsman Global Finance PLC
Series REGS
6.500% due 02/15/23 EUR 600 666
Aon PLC
4.000% due 11/27/23 220 235
Arrow Global Finance PLC
Series REGS
5.125% due 09/15/24 GBP 750 971
AstraZeneca PLC
2.375% due 06/12/22 279 282
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 225 250
Barclays PLC
3.250% due 01/12/21 179 181
Boparan Finance PLC
Series REGS
5.500% due 07/15/21 GBP 2,000 1,469
BP Capital Markets PLC
2.500% due 11/06/22 160 163
Centrica PLC
3.000% due 04/10/76 (Ê) EUR 900 1,024
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 200 295
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 650 986
EI Group PLC
6.875% due 02/15/21 GBP 560 736
GKN Holdings PLC
4.625% due 05/12/32 GBP 800 1,063
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 178 182
HSBC Holdings PLC
3.400% due 03/08/21 195 198
Iron Mountain UK PLC
Series REGS
3.875% due 11/15/25 GBP 600 777
Jerrold Finco PLC
Series REGS
6.250% due 09/15/21 GBP 700 921
6.125% due 01/15/24 GBP 150 198
KCA Deutag UK Finance PLC
9.875% due 04/01/22 (Þ) 900 568
9.625% due 04/01/23 (Þ) 200 126
Lloyds Bank PLC
3.300% due 05/07/21 182 185
Series EMTN
13.000% due 12/31/99 (Ê)(ƒ) GBP 750 1,754
Lloyds Banking Group PLC
4.500% due 11/04/24 179 191
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 255 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marks And Spencer PLC
7.125% due 12/01/37 204 232
Oschadbank Via SSB #1 PLC
9.074% due 01/19/24 (Ê) 2,800 2,702
9.625% due 03/20/25 (~)(Ê)(Þ) 725 758
Petrobras Global Finance BV
Series .
5.375% due 10/01/29 GBP 1,000 1,423
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 GBP 200 265
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Ø) 1,577 631
Series DPW
10.250% due 01/23/49 (Ø) 1,240 337
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,342
Royal Bank of Scotland Group PLC
6.100% due 06/10/23 212 234
7.648% due 12/31/49 (Ê)(ƒ) 196 278
Santander Group Holdings PLC
3.125% due 01/08/21 220 222
Santander PLC
5.000% due 11/07/23 (Þ) 148 159
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 189
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 215 252
Synlab Unsecured Bondco PLC
Series REGS
8.250% due 07/01/23 EUR 950 1,102
Tesco PLC
6.150% due 11/15/37 (Þ) 159 183
TransDigm Group, Inc.
Series WI
6.875% due 05/15/26 665 710
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 EUR 1,400 1,556
Tullow Oil PLC
6.250% due 04/15/22 (Þ) 807 814
Ukreximbank Via Biz Finance PLC
9.048% due 02/09/23 (Ê)(Þ) 6,067 5,917
9.750% due 01/22/25 (Þ) 617 654
Valaris PLC
5.750% due 10/01/44 316 128
Virgin Media Bristol LLC
Series REGS
4.250% due 01/15/30 GBP 100 130
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 800 850
Series REGS
5.000% due 04/15/27 GBP 250 341
Viridian Group FinanceCo PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
338 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 09/15/24 GBP 600 782
Vodafone Group PLC
4.200% due 10/03/78 (Ê) EUR 700 880
4.875% due 10/03/78 (Ê) GBP 230 317
3.100% due 01/03/79 (Ê) EUR 800 934
7.000% due 04/04/79 (Ê) 693 802
38,834
United States - 45.0%
3M Co.
2.250% due 03/15/23 159 161
Abbott Laboratories
2.900% due 11/30/21 179 183
Acrisure LLC / Acrisure Finance, Inc.
8.125% due 02/15/24 (Þ) 604 644
Actavis, Inc.
3.250% due 10/01/22 277 283
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 239 246
Affinion Group, Inc.
18.000% due 10/10/24 231 127
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 285 307
Air Medical Group Holdings, Inc.
6.375% due 05/15/23 (Þ) 581 495
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 647 661
Albertsons Cos. LLC / Safeway, Inc. /
New Albertsons, LP / Albertson's LLC
7.500% due 03/15/26 (Þ) 372 413
5.875% due 02/15/28 (Þ) 200 215
Allegheny Technologies, Inc.
5.950% due 01/15/21 200 206
7.875% due 08/15/23 195 212
Allergan, Inc.
2.800% due 03/15/23 237 239
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 743 632
Ally Financial, Inc.
4.250% due 04/15/21 521 534
8.000% due 11/01/31 49 68
Altria Group, Inc.
4.750% due 05/05/21 213 221
Amazon.com, Inc.
2.500% due 11/29/22 156 159
AMC Entertainment Holdings, Inc.
Series WI
6.375% due 11/15/24 1,500 1,857
American Airlines Pass-Through Trust
5.000% due 06/01/22 (Þ) 593 618
American Express Co.
2.250% due 05/05/21 279 280
American Homes 4 Rent
4.250% due 02/15/28 261 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Tower Corp.
2.250% due 01/15/22 157 158
Amgen, Inc.
2.650% due 05/11/22 176 179
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 271 282
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/39 158 248
Antero Midstream Corp.
Series WI
5.375% due 09/15/24 603 488
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 935 790
Apple, Inc.
1.550% due 08/04/21 185 185
APX Group, Inc.
Series WI
7.875% due 12/01/22 287 287
Aramark Services, Inc.
5.000% due 04/01/25 (Þ) 404 421
5.000% due 02/01/28 (Þ) 289 302
Arconic , Inc.
5.400% due 04/15/21 575 593
5.125% due 10/01/24 421 452
5.900% due 02/01/27 658 732
5.950% due 02/01/37 108 117
Ares Capital Corp.
3.500% due 02/10/23 157 159
Arrow Electronics, Inc.
3.500% due 04/01/22 177 180
Ashland, Inc.
6.875% due 05/15/43 279 318
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 344 345
4.250% due 11/01/29 (Þ) 151 153
AT&T Mobility LLC
Series QIB
7.125% due 12/15/31 212 286
AT&T, Inc.
3.000% due 02/15/22 276 282
Atrium CDO Corp.
Series 2017-12A Class DR
5.392% due 04/22/27 (Ê)(Þ) 250 238
Avanos Medical, Inc.
Series WI
6.250% due 10/15/22 750 761
Babson CLO, Ltd.
Series 2014-IA Class C
3.680% due 07/20/25 (Ê)(Þ) 250 250
Series 2019-3A Class C
6.042% due 04/20/31 (Ê)(Þ) 385 383
Ball Corp.
4.000% due 11/15/23 279 290
BAMLL Commercial Mortgage Securities
Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-FR14 Class C
1.342% due 02/27/48 (~)(Ê)(Þ) 220 212
Series 2016-FR16 Class B
1.007% due 05/27/21 (~)(Ê)(Þ) 180 173
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
1.088% due 06/15/60 (~)(Ê) 10,545 617
Interest Only STRIP
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 129
Series 2018-BN14 Class D
3.000% due 09/15/60 (Þ) 310 286
Bank of America Corp.
5.000% due 05/13/21 265 277
Bank of New York Mellon Corp. (The)
2.050% due 05/03/21 157 157
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 1,450 1,505
Bayer US Finance II LLC
2.750% due 07/15/21 (Þ) 229 231
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 180 185
BB&T Corp.
2.150% due 02/01/21 180 181
BBA U.S. Holdings. Inc.
4.000% due 03/01/28 (Þ) 591 587
BCPE Eagle Buyer LLC 2nd Lien Term
Loan
9.786% due 03/16/25 (Ê) 2,590 2,477
Becton Dickinson and Co.
2.894% due 06/06/22 229 233
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 131 101
5.165% due 08/01/44 384 280
Benchmark  Mortgage Trust
Series 2018-B4 Class XA
Interest Only STRIP
0.544% due 07/15/51 (~)(Ê) 17,226 608
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 745
Series 2019-B10 Class XA
Interest Only STRIP
1.233% due 03/15/62 (~)(Ê) 3,827 352
Berkshire Hathaway Energy Co.
Series WI
4.500% due 02/01/45 144 172
Berkshire Hathaway Finance Corp.
5.750% due 01/15/40 149 210
Berkshire Hathaway, Inc.
2.750% due 03/15/23 230 237
Berry Global, Inc.
5.125% due 07/15/23 278 285
5.625% due 07/15/27 (Þ) 289 307
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 481 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blue Mountain CLO, Ltd.
Series 2018-1A Class DR
5.119% due 04/20/27 (Ê)(Þ) 400 375
Series 2018-3A Class C
4.140% due 10/25/30 (Ê)(Þ) 500 479
BMC East LLC
5.500% due 10/01/24 (Þ) 700 728
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 283 284
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 189
Boeing Co. (The)
2.700% due 05/01/22 276 280
BP Capital Markets America, Inc.
3.790% due 02/06/24 166 177
Branch Banking & Trust Co.
Series BKNT
2.850% due 04/01/21 197 200
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 1,247 1,295
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 270 242
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 280 283
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 678 707
Brown & Brown, Inc.
4.200% due 09/15/24 227 242
Buckeye Partners, LP
4.125% due 12/01/27 215 198
5.600% due 10/15/44 461 384
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 173 183
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 167 178
BWAY Holding Co.
7.250% due 04/15/25 (Þ) 343 328
Series REGS
4.750% due 04/15/24 550 632
BX Commercial Mortgage Trust
Series 2019-XL Class G
4.300% due 10/15/36 (Ê)(Þ) 430 431
Series 2019-XL Class J
4.650% due 10/15/36 (Ê)(Þ) 430 431
Cablevision Systems Corp.
5.875% due 09/15/22 672 725
CALI Mortgage Trust
Series 2019-101C Class E
4.324% due 03/10/39 (~)(Ê)(Þ) 320 344
Calpine Corp.
5.250% due 06/01/26 (Þ) 301 313
Calumet Specialty Products Co.
7.625% due 01/15/22 667 650
11.000% due 04/15/25 (Þ) 300 302
Carlson Travel, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
340 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.500% due 12/15/24 (Þ) 916 923
CarMax Auto Owner Trust
Series 2018-4 Class D
4.150% due 04/15/25 500 523
Carvana Co.
8.875% due 10/01/23 (Þ) 628 650
Caterpillar, Inc.
2.900% due 03/15/21 279 283
CBL & Associates LP
5.950% due 12/15/26 1,524 1,014
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.875% due 04/01/24 (Þ) 1,184 1,234
5.500% due 05/01/26 (Þ) 571 602
5.875% due 05/01/27 (Þ) 227 241
4.750% due 03/01/30 (Þ) 742 756
Series 0003
4.000% due 03/01/23 (Þ) 413 420
Series DMTN
5.000% due 02/01/28 (Þ) 543 568
CDK Global, Inc.
Series WI
5.000% due 10/15/24 305 330
CDW LLC / CDW Finance Co.
5.500% due 12/01/24 469 522
Centene Corp.
5.375% due 06/01/26 (Þ) 716 758
Century Aluminum Co.
7.500% due 06/01/21 (Þ) 280 270
CenturyLink, Inc.
Series G
6.875% due 01/15/28 143 152
Series T
5.800% due 03/15/22 322 341
CF Industries, Inc.
3.450% due 06/01/23 433 439
5.150% due 03/15/34 168 178
4.950% due 06/01/43 209 209
5.375% due 03/15/44 28 29
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.272% due 04/15/44 (~)(Ê)(Þ) 235 217
Series 2016-C7 Class XA
0.746% due 12/10/54 (~)(Ê) 16,359 727
Change Healthcare Holdings, Inc. /
Change Financing Co.
5.750% due 03/01/25 (Þ) 572 585
Chaparral Energy, Inc.
8.750% due 07/15/23 (Þ) 402 169
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(v) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(v) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
3.500% due 05/28/22 (~)(Ê) 117 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.200% due 03/15/28 236 251
Chase Home Lending Mortgage Trust
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 878 891
Chase Mortgage Finance Corp.
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 500 504
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 800 814
Cheniere Energy Partners, LP
4.500% due 10/01/29 (Þ) 218 223
Chesapeake Energy Corp.
Series WI
8.000% due 01/15/25 930 614
Chevron Corp.
2.895% due 03/03/24 272 283
Cigna Corp.
3.300% due 02/25/21 (Þ) 180 183
4.500% due 03/15/21 (Þ) 220 226
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 533
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 773 790
Cisco Systems, Inc.
2.200% due 02/28/21 182 183
CIT Group, Inc.
5.000% due 08/15/22 273 290
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.400% due 03/10/47 (~)(Ê)(Þ) 1,000 996
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 386
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 106
Series 2016-P4 Class F
4.881% due 07/10/49 (~)(Ê)(Þ) 313 251
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 604
Series 2017-P8 Class XA
Interest Only STRIP
1.071% due 09/15/50 (~)(Ê) 4,031 239
Series 2018-C5 Class XA
Interest Only STRIP
0.604% due 06/10/51 (~)(Ê) 7,474 367
Series 2018-C6 Class D
5.066% due 11/10/51 (~)(Ê)(Þ) 410 439
Series 2019-GC41 Class XA
Interest Only STRIP
1.190% due 08/10/56 (~)(Ê) 2,269 182
Clear Channel Worldwide Holdings, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 02/15/24 (Þ) 194 213
5.125% due 08/15/27 (Þ) 406 423
Cleveland-Cliffs Inc.
6.250% due 10/01/40 96 82
CNH Industrial Capital LLC
4.200% due 01/15/24 172 184
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 176
COLT Funding LLC
Series 2018-1 Class B1
4.362% due 02/25/48 (~)(Ê)(Þ) 900 900
Series 2019-1 Class M1
4.518% due 03/25/49 (~)(Ê)(Þ) 1,000 1,024
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 219
Comcast Corp.
3.700% due 04/15/24 175 188
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.080% due 06/10/46 (~)(Ê)(Þ) 1,000 1,025
Series 2016-CD1 Class XA
1.419% due 08/10/49 (~)(Ê) 8,353 615
Series 2017-COR2 Class XA
1.333% due 09/10/50 (~)(Ê) 5,367 406
Series 2019-CD8 Class XA
1.554% due 08/15/57 (~)(Ê) 4,119 467
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 185 195
CommScope Finance LLC
5.500% due 03/01/24 (Þ) 250 253
8.250% due 03/01/27 (Þ) 369 350
Comstock Resources, Inc.
Series WI
9.750% due 08/15/26 655 517
Connecticut Avenue Securities Trust
Series 2018-R07 Class 1M2
4.681% due 04/25/31 (Ê)(Þ) 1,000 1,008
Constellation Energy Group, Inc.
8.500% due 09/15/25 (Þ) 581 413
Continental Wind LLC
6.000% due 02/28/33 (Þ) 208 231
CoreCivic , Inc.
5.000% due 10/15/22 431 427
4.625% due 05/01/23 313 293
Costco Wholesale Corp.
2.300% due 05/18/22 157 159
Coty, Inc.
6.500% due 04/15/26 (Þ) 546 559
Covanta Holding Corp.
5.875% due 07/01/25 415 431
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 634 469
Credit Acceptance Corp.
6.625% due 03/15/26 (Þ) 682 725
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Crestwood Midstream Partners, LP
5.625% due 05/01/27 (Þ) 807 812
Crimson Merger Sub, Inc.
6.625% due 05/15/22 (Þ) 2,017 1,949
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 684 715
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 288 301
Crown Castle International Corp.
2.250% due 09/01/21 282 283
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 419 503
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class C
4.354% due 06/15/57 (~)(Ê) 100 98
CSC Holdings LLC
6.750% due 11/15/21 491 529
7.500% due 04/01/28 (Þ) 669 753
5.750% due 01/15/30 (Þ) 727 765
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 621 546
CVR Partners LP / CVR Nitrogen
Finance Corp
9.250% due 06/15/23 (Þ) 1,300 1,362
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 215 217
DaVita HealthCare Partners, Inc.
5.000% due 05/01/25 703 712
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 399 418
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 200 207
DBJPM Mortgage Trust
Series 2016-C3 Class XA
1.632% due 08/10/49 (~)(Ê) 8,355 684
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 948
DCP Midstream LLC
4.750% due 09/30/21 (Þ) 703 717
6.750% due 09/15/37 (Þ) 89 93
5.600% due 04/01/44 210 199
Dean Foods Co.
6.500% due 03/15/23 (Þ) 406 191
Dell International LLC / EMC Corp.
7.125% due 06/15/24 (Þ) 762 808
8.350% due 07/15/46 (Þ) 109 145
Dell, Inc.
6.500% due 04/15/38 187 197
5.400% due 09/10/40 197 194
Delta Air Lines, Inc.
3.625% due 03/15/22 227 233
Diamond Offshore Drilling, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
342 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 11/01/43 220 112
Diamond Sports Group LLC / Diamond
Sports Finance Co.
5.375% due 08/15/26 (Þ) 459 479
6.625% due 08/15/27 (Þ) 340 350
Discover Financial Services
Series BKNT
3.350% due 02/06/23 275 284
DISH DBS Corp.
6.750% due 06/01/21 401 422
Series WI
5.875% due 11/15/24 100 100
7.750% due 07/01/26 951 959
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 286
Domino's Pizza Master Issuer LLC
Series 2015-1A Class A2II
4.474% due 10/25/45 (Þ) 724 775
Domtar Corp.
6.750% due 02/15/44 150 169
Dow Chemical Co. (The)
4.375% due 11/15/42 178 186
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 220 294
Dryden Senior Loan Fund
Series 2017-30A Class DR
4.914% due 11/15/28 (Ê)(Þ) 500 461
Series 2018-45A Class CR
4.797% due 10/15/30 (Ê)(Þ) 500 490
Duke Energy Corp.
3.750% due 04/15/24 160 170
DuPont de Nemours, Inc.
5.319% due 11/15/38 153 183
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 169 168
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,285
Edgewell Personal Care Co.
4.700% due 05/19/21 416 426
Edison International
2.400% due 09/15/22 193 189
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 242
Embarq Corp.
7.995% due 06/01/36 466 461
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 186
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 285
Energy Transfer Operating, LP
4.250% due 03/15/23 175 183
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,058 992
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 06/01/25 220 199
EnLink Midstream, LLC
5.375% due 06/01/29 787 698
Enova International, Inc.
8.500% due 09/01/24 (Þ) 305 283
8.500% due 09/15/25 (Þ) 472 435
Enterprise Products Operating LLC
3.350% due 03/15/23 177 183
Envision Healthcare Corp.
8.750% due 10/15/26 (Þ) 1,629 917
EQM Midstream Partners, LP
4.000% due 08/01/24 187 178
Exelon Corp.
3.497% due 06/01/22 155 160
Exelon Generation Co. LLC
5.600% due 06/15/42 174 203
Extended Stay America, Inc.
4.625% due 10/01/27 (Þ) 584 586
Exxon Mobil Corp.
2.397% due 03/06/22 278 282
Fannie Mae Connecticut Avenue
Securities
Series 2018-C01 Class 1B1
5.124% due 07/25/30 (Ê) 1,300 1,350
Series 2018-C02 Class 2M2
4.023% due 08/25/30 (Ê) 1,300 1,310
Series 2018-C03 Class 1M2
4.554% due 10/25/30 (Ê) 750 754
Series 2018-C04 Class 2B1
6.602% due 12/25/30 (Ê) 1,000 1,095
Series 2018-C05 Class 1B1
6.332% due 01/25/31 (Ê) 1,000 1,082
Series 2018-C05 Class 1M2
4.432% due 01/25/31 (Ê) 970 980
Series 2018-C06 Class 1B1
5.573% due 03/25/31 (Ê) 750 790
Series 2018-C06 Class 1M2
3.823% due 03/25/31 (Ê) 600 601
Series 2018-C06 Class 2B1
5.923% due 03/25/31 (Ê) 750 799
Series 2018-C06 Class 2M2
3.923% due 03/25/31 (Ê) 700 702
FedEx Corp.
2.625% due 08/01/22 231 234
Fifth Third Bancorp
8.250% due 03/01/38 184 282
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 522 493
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.067% due 10/25/48 (~)(Ê)(Þ) 491 556
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 498 511
Ford Holdings LLC
9.300% due 03/01/30 183 228

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Co.
7.450% due 07/16/31 242 281
Ford Motor Credit Co. LLC
3.096% due 05/04/23 200 197
Forest Laboratories LLC
5.000% due 12/15/21 (Þ) 266 279
Forestar Group, Inc.
8.000% due 04/15/24 (Þ) 457 491
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 1,000 1,102
Series 2017-HQA2 Class M2
5.080% due 12/25/29 (Ê) 750 770
Series 2018-DNA1 Class M2
3.361% due 07/25/30 (Ê) 1,000 1,000
Series 2018-HQA1 Class M2
4.154% due 09/25/30 (Ê) 750 755
Series 2018-HQA2 Class M2
4.587% due 10/25/48 (Ê)(Þ) 1,000 1,008
Freeport-McMoRan, Inc.
5.400% due 11/14/34 600 586
5.450% due 03/15/43 552 513
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 284
Fresh Market, Inc. (The)
9.750% due 05/01/23 (Þ) 355 206
Gates Global LLC / Gates Global Co.
6.000% due 07/15/22 (Þ) 924 924
General Dynamics Corp.
3.000% due 05/11/21 275 280
General Electric Co.
Series MTNA
6.750% due 03/15/32 145 185
General Mills, Inc.
3.200% due 04/16/21 279 284
General Motors Co.
6.750% due 04/01/46 249 287
General Motors Financial Co., Inc.
4.200% due 11/06/21 268 277
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 880 820
6.500% due 10/01/25 583 554
6.250% due 05/15/26 297 275
Genworth Holdings, Inc.
7.200% due 02/15/21 581 594
7.625% due 09/24/21 150 155
4.800% due 02/15/24 55 51
6.500% due 06/15/34 736 671
GEO Group, Inc. (The)
5.875% due 10/15/24 879 734
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 284
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GMAC LLC
8.000% due 11/01/31 104 143
Goldman Sachs Capital I
6.345% due 02/15/34 205 267
Goldman Sachs Group, Inc. (The)
2.625% due 04/25/21 141 142
5.750% due 01/24/22 140 151
Goldman Sachs Mortgage Securities
Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 400 306
Series 2013-GC14 Class XA
Interest Only STRIP
0.789% due 08/10/46 (~)(Ê) 315 6
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 76
Series 2016-GS4 Class D
3.233% due 11/10/49 (~)(Ê)(Þ) 753 706
Series 2018-LUAU Class E
4.837% due 11/15/32 (Ê)(Þ) 1,000 1,001
Series 2019-SMP Class E
4.740% due 08/15/32 (Ê)(Þ) 720 722
Series 2019-70P Class E
4.240% due 10/15/36 (Ê)(Þ) 210 210
Series 2019-70P Class F
4.690% due 10/15/36 (Ê)(Þ) 80 80
Series 2019-PJ2 Class B2
4.515% due 11/25/49 (~)(Ê)(Þ) 995 1,044
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (~)(Ê)(Þ) 170 167
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 273
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 220 221
Series 2019-GC40 Class XA
Interest Only STRIP
1.234% due 07/10/52 (~)(Ê) 2,428 198
Series 2019-GSA1 Class C
3.806% due 11/10/52 570 578
Graphic Packaging Holding Co.
4.875% due 11/15/22 500 525
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 722 710
Harman International Industries, Inc.
4.150% due 05/15/25 162 171
Hawaii Hotel Trust
Series 2019-MAUI Class F
5.250% due 05/15/38 (Ê)(Þ) 2,000 2,009
HCA Healthcare, Inc.
6.250% due 02/15/21 281 294
HCA, Inc.
4.500% due 02/15/27 175 189
5.625% due 09/01/28 273 307
7.500% due 11/15/95 274 306
Hecla Mining Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
344 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.875% due 05/01/21 1,428 1,407
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 976 1,065
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 942 1,006
High Ridge Brands Co.
8.875% due 03/15/25 (~)(Ê)(Þ) 970 —
HLF Financing SARL LLC
7.250% due 08/15/26 (Þ) 280 293
Home Depot, Inc. (The)
2.625% due 06/01/22 179 183
Homeward Opportunities Fund I Trust
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 560 561
Honeywell International, Inc.
1.850% due 11/01/21 160 160
Hospitality Properties Trust
4.650% due 03/15/24 273 283
Howard Hughes Corp. (The)
5.375% due 03/15/25 (Þ) 283 294
HSBC Finance Corp.
6.676% due 01/15/21 477 498
Humana, Inc.
8.150% due 06/15/38 188 277
Huntington National Bank (The)
3.150% due 03/14/21 196 199
IBM Credit LLC
1.800% due 01/20/21 231 231
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.750% due 09/15/24 (Þ) 500 507
Series WI
6.250% due 05/15/26 1,038 1,101
iHeartCommunications , Inc.
5.250% due 08/15/27 (Þ) 376 388
IMT Trust
Series 2017-APTS Class FFX
3.497% due 06/15/34 (~)(Ê)(Þ) 800 798
Intel Corp.
3.300% due 10/01/21 182 187
International Business Machines Corp.
2.250% due 02/19/21 198 199
International Lease Finance Corp.
4.625% due 04/15/21 274 283
iStar , Inc.
5.250% due 09/15/22 282 289
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 559
JBS USA LUX SA / JBS USA Finance,
Inc.
6.750% due 02/15/28 (Þ) 1,043 1,147
6.500% due 04/15/29 (Þ) 1,383 1,539
5.500% due 01/15/30 (Þ) 668 720
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JC Penney Corp., Inc.
7.400% due 04/01/37 281 100
Jefferies Finance LLC
7.250% due 08/15/24 (Þ) 380 383
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 160 185
John Deere Capital Corp.
Series DMTN
2.350% due 01/08/21 159 160
Johnson & Johnson
2.250% due 03/03/22 158 160
Jonah Energy LLC / Jonah Energy
Finance Corp.
7.250% due 10/15/25 (Þ) 723 202
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 477
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 97
Series 2014-C26 Class E
4.000% due 01/15/48 (Þ) 190 164
Series 2015-C27 Class XA
Interest Only STRIP
1.529% due 02/15/48 (~)(Ê) 3,168 157
JPMorgan Chase & Co.
2.550% due 03/01/21 229 231
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 1,003
Series 2011-C5 Class D
5.408% due 08/15/46 (~)(Ê)(Þ) 1,217 1,244
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 934
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 961
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 305
Series 2013-C16 Class D
4.975% due 12/15/46 (~)(Ê)(Þ) 340 359
Series 2018-WPT Class FFX
5.542% due 07/05/23 (Þ) 330 342
Series 2019-MFP Class E
4.540% due 07/15/36 (Ê)(Þ) 320 321
JPMorgan Mortgage Trust
Series 2016-4 Class A13
3.500% due 10/25/46 (~)(Ê)(Þ) 872 880
Series 2016-5 Class B3
2.648% due 12/25/46 (~)(Ê)(Þ) 943 928
Series 2018-3 Class B3
3.783% due 09/25/48 (~)(Ê)(Þ) 871 895
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 535 543

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 622 631
Series 2019-INV1 Class B2
5.172% due 10/25/49 (~)(Ê)(Þ) 497 549
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 1,187 1,076
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 262 278
KeyCorp
5.100% due 03/24/21 271 282
Kinder Morgan Energy Partners, LP
5.800% due 03/01/21 170 178
KLX Energy Services Holdings, Inc.
11.500% due 11/01/25 (Þ) 552 483
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 100 100
5.200% due 07/15/45 177 188
L Brands, Inc.
6.950% due 03/01/33 201 159
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 412 427
5.250% due 10/01/25 (Þ) 291 295
Laredo Petroleum, Inc.
5.625% due 01/15/22 587 562
LCM, Ltd.
Series 2018-22A Class CR
5.302% due 10/20/28 (Ê)(Þ) 800 732
Series 2018-28A Class C
4.602% due 10/20/30 (Ê)(Þ) 500 483
Series 2019-30A Class C
5.171% due 04/20/31 (Ê)(Þ) 250 247
LCSS Financing LLC
Series 2018-A Class A
4.700% due 12/15/62 (Þ) 956 1,101
Legg Mason, Inc.
5.625% due 01/15/44 167 189
Leidos Holdings, Inc.
4.450% due 12/01/20 122 124
7.125% due 07/01/32 416 488
Lennar Corp.
4.750% due 11/15/22 290 305
Series WI
8.375% due 01/15/21 258 275
Liberty Interactive LLC
8.500% due 07/15/29 271 280
8.250% due 02/01/30 389 396
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 276 294
4.750% due 10/15/27 (Þ) 587 612
Louisiana-Pacific Corp.
Series WI
4.875% due 09/15/24 284 293
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 1,537 1,594
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.303% due 04/20/48 (~)(Ê)(Þ) 1,200 1,174
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 653
Mack-Cali Realty, LP
3.150% due 05/15/23 319 305
Madison Park Funding, Ltd.
Series 2018-14A Class CRR
4.153% due 10/22/30 (Ê)(Þ) 500 488
Series 2018-31A Class C
4.742% due 01/23/31 (Ê)(Þ) 250 244
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 125 124
Magnolia Oil & Gas Corp.
6.000% due 08/01/26 (Þ) 717 717
Main Street Capital Corp.
5.200% due 05/01/24 174 187
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 176 177
Marathon Petroleum Corp.
5.850% due 12/15/45 247 285
Markel Corp.
5.000% due 04/05/46 161 186
Marlette Funding Trust
Series 2017-3A Class C
4.010% due 12/15/24 (Þ) 1,250 1,260
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,031
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 508
Marsh & McLennan Cos., Inc.
2.750% due 01/30/22 275 279
Masco Corp.
4.500% due 05/15/47 170 174
Mattel, Inc.
3.150% due 03/15/23 500 476
6.750% due 12/31/25 (Þ) 1,000 1,046
6.200% due 10/01/40 47 39
5.450% due 11/01/41 58 46
MDC Holdings, Inc.
6.000% due 01/15/43 82 85
MEDNAX, Inc.
6.250% due 01/15/27 (Þ) 710 702
Medtronic, Inc.
Series WI
3.150% due 03/15/22 175 180
Merck & Co., Inc.
2.350% due 02/10/22 179 182
MGIC Investment Corp.
5.750% due 08/15/23 270 297
Microsoft Corp.
2.375% due 02/12/22 181 184

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
346 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MidAmerican Energy Co.
3.650% due 04/15/29 168 186
Midcontinent Communications /
Midcontinent Finance Corp
5.375% due 08/15/27 (Þ) 166 174
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 183
Molina Healthcare, Inc.
4.875% due 06/15/25 (Þ) 297 302
Series WI
5.375% due 11/15/22 393 415
Mondelez International, Inc.
3.625% due 05/07/23 267 280
Morgan Stanley
5.750% due 01/25/21 170 178
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.609% due 11/15/45 (~)(Ê)(Þ) 1,520 1,540
Series 2014-C15 Class D
5.057% due 04/15/47 (~)(Ê)(Þ) 490 519
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 440 413
Series 2016-C29 Class XB
Interest Only STRIP
1.115% due 05/15/49 (~)(Ê) 7,710 446
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 260 252
Series 2017-HR2 Class XA
Interest Only STRIP
0.799% due 12/15/50 (~)(Ê) 3,034 160
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 346
Series 2019-H7 Class D
3.000% due 07/15/52 (Þ) 360 327
Series 2019-H7 Class XA
Interest Only STRIP
1.468% due 07/15/52 (~)(Ê) 6,392 640
Series 2019-PLND Class F
5.300% due 05/15/36 (Ê)(Þ) 1,830 1,840
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 437
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 382 393
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 275 280
Motorola Solutions, Inc.
5.500% due 09/01/44 178 191
MSCI, Inc.
5.375% due 05/15/27 (Þ) 502 536
Murphy Oil Corp.
5.625% due 12/01/42 67 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nabors Industries, Inc.
5.100% due 09/15/23 588 450
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/23 (Þ) 676 717
Navient Corp.
5.875% due 03/25/21 495 514
Series MTN
5.625% due 08/01/33 79 69
NBCUniversal Media LLC
2.875% due 01/15/23 182 188
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 150 154
Netflix, Inc.
5.375% due 02/01/21 272 282
5.500% due 02/15/22 418 443
5.375% due 11/15/29 (Þ) 322 339
4.875% due 06/15/30 (Þ) 245 248
Series REGS
3.875% due 11/15/29 200 228
3.625% due 06/15/30 600 668
Nevada Power Co.
5.375% due 09/15/40 201 250
New Albertsons, LP
7.450% due 08/01/29 164 166
Series MTNC
6.625% due 06/01/28 116 106
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 167 236
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (~)(Ê)(Þ) 854 865
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 394 430
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 283
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 454 456
Noble Holding International, Ltd.
7.950% due 04/01/25 195 112
6.200% due 08/01/40 170 65
8.950% due 04/01/45 69 29
Nokia of America Corp.
6.450% due 03/15/29 279 289
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 187
Northrop Grumman Corp.
3.500% due 03/15/21 224 229
Northwest Acquisitions ULC / Dominion
Finco , Inc.
7.125% due 11/01/22 (Þ) 1,070 535
Novartis Capital Corp.
2.400% due 05/17/22 180 183
NRG Energy, Inc.
5.250% due 06/15/29 (Þ) 382 410
Oaktree CLO, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2A Class B1
4.801% due 04/15/31 (Ê)(Þ) 385 375
Oasis Petroleum, Inc.
6.875% due 03/15/22 250 222
6.875% due 01/15/23 303 262
2.625% due 09/15/23 82 56
Occidental Petroleum Corp.
3.500% due 06/15/25 184 190
Oceaneering International, Inc.
4.650% due 11/15/24 258 240
ONEOK, Inc.
4.250% due 02/01/22 150 156
4.900% due 03/15/25 257 283
Optimas OE Solutions Holding LLC /
Optimas OE Solutions, Inc.
8.625% due 06/01/21 (Þ) 2,020 1,313
Oracle Corp.
2.500% due 10/15/22 229 233
Owens Corning
7.000% due 12/01/36 97 125
Pacific Bell Telephone Co.
7.125% due 03/15/26 133 164
PacifiCorp
6.350% due 07/15/38 177 249
Pactiv LLC
7.950% due 12/15/25 200 216
Palmer Square Loan Funding, Ltd.
Series 2017-1A Class D
7.447% due 10/15/25 (Ê)(Þ) 510 507
Series 2018-1A Class D
6.737% due 04/15/26 (Ê)(Þ) 400 383
Panther BF Aggregator 2, LP / Panther
Finance Co., Inc.
Series REGS
4.375% due 05/15/26 100 112
Par Petroleum LLC / Par Petroleum
Finance Corp.
7.750% due 12/15/25 (Þ) 593 592
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 540
Patterson Co. 2nd Lien Term Loan
10.427% due 08/28/23 (Ê) 3,490 2,966
PBF Holding Co. LLC
Series WI
7.000% due 11/15/23 1,000 1,030
7.250% due 06/15/25 272 284
Peabody Energy Corp.
6.000% due 03/31/22 (Þ) 1,152 1,066
6.375% due 03/31/25 (Þ) 764 632
PepsiCo, Inc.
2.750% due 03/05/22 177 181
Performance Food Group, Inc.
5.500% due 06/01/24 (Þ) 276 282
Pfizer, Inc.
Series 3YR
3.000% due 09/15/21 177 181
Philip Morris International, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 02/18/22 230 233
Phillips 66
5.875% due 05/01/42 191 254
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 904 968
Plains All American Pipeline, LP / PAA
Finance Corp.
Series MTN8
2.850% due 01/31/23 235 236
PNC Bank NA
Series BKNT
2.150% due 04/29/21 159 160
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 299 318
5.500% due 12/15/29 (Þ) 379 400
Precision Castparts Corp.
2.500% due 01/15/23 184 187
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 462
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 726 764
Procter & Gamble Co. (The)
2.150% due 08/11/22 179 181
Progress Energy, Inc.
7.750% due 03/01/31 135 193
PulteGroup, Inc.
6.000% due 02/15/35 179 197
Qwest Capital Funding, Inc.
7.750% due 02/15/31 91 88
Qwest Corp.
6.875% due 09/15/33 709 713
Radian Group, Inc.
4.500% due 10/01/24 695 727
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 112 154
Realogy Group LLC / Realogy Co-Issuer
Corp.
5.250% due 12/01/21 (Þ) 308 308
9.375% due 04/01/27 (Þ) 680 668
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 176 188
RegionalCare Hospital Partners
Holdings, Inc.
8.250% due 05/01/23 (Þ) 650 694
Regions Financial Corp.
3.200% due 02/08/21 185 188
Resideo Technologies, Inc.
6.125% due 11/01/26 (Þ) 1,138 1,147
Revlon Consumer Products Corp.
5.750% due 02/15/21 333 288
Rite Aid Corp.
7.700% due 02/15/27 100 66
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 196 200
Rockwell Collins, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
348 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 03/15/22 278 283
Rohm & Haas Co.
7.850% due 07/15/29 209 280
Ryman Hospitality Properties, Inc.
4.750% due 10/15/27 (Þ) 329 340
Safeway, Inc.
7.250% due 02/01/31 556 567
Santander Drive Auto Receivables Trust
Series 2019-1 Class D
3.650% due 04/15/25 1,050 1,076
Series 2019-3 Class C
2.490% due 10/15/25 400 401
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,102
Santander Holdings, Inc.
3.244% due 10/05/26 (Þ) 176 177
Sasol Financing USA LLC
5.875% due 03/27/24 168 181
Seagate HDD Cayman
5.750% due 12/01/34 271 279
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 666 718
6.875% due 07/15/33 (Þ) 200 233
Senior Housing Properties Trust
4.750% due 02/15/28 195 201
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 320 327
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 400 405
Series 2019-CH1 Class A1
4.500% due 03/25/49 (~)(Ê)(Þ) 668 682
Series 2019-CH2 Class A1
4.500% due 08/25/49 (~)(Ê)(Þ) 617 629
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 974 1,000
Service Corp. International
4.625% due 12/15/27 293 306
5.125% due 06/01/29 708 754
SESI LLC
7.125% due 12/15/21 346 262
Shelter Growth CRE Issuer, Ltd.
Series 2018-FL1 Class D
5.028% due 01/15/35 (Ê)(Þ) 144 145
Sherwin-Williams Co. (The)
2.750% due 06/01/22 104 106
3.125% due 06/01/24 179 186
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 277 283
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 281 287
Simmons Foods, Inc.
5.750% due 11/01/24 (Þ) 949 929
Sirius XM Radio, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 07/15/24 (Þ) 605 632
5.500% due 07/01/29 (Þ) 828 895
SLIDE Trust
Series 2018-FUN Class E
4.370% due 06/15/31 (Ê)(Þ) 175 176
Series 2018-FUN Class F
5.070% due 06/15/31 (Ê)(Þ) 184 186
SLM Corp.
5.500% due 01/25/23 283 294
SM Energy Co.
5.625% due 06/01/25 394 334
SoFi Consumer Loan Program Trust
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 1,024
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 412
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 444
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,036
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 520
SoFi Professional Loan Program LLC
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 450
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 448
SoFi Professional Loan Program Trust
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 418
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 513
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 894
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 627
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 997
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 1,072
Southern California Edison Co.
6.000% due 01/15/34 150 184
Southern Co. (The)
2.950% due 07/01/23 233 239
Southern Power Co.
Series E
2.500% due 12/15/21 181 183
Southwestern Energy Co.
6.200% due 01/23/25 275 242
Spectra Energy Partners, LP
3.375% due 10/15/26 274 284
Springleaf Finance Corp.
7.125% due 03/15/26 372 425
Sprint Capital Corp.
8.750% due 03/15/32 862 1,051

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Corp.
11.500% due 11/15/21 602 696
7.625% due 03/01/26 294 325
6.875% due 11/15/28 1,435 1,557
Series WI
7.250% due 09/15/21 421 449
7.875% due 09/15/23 925 1,021
SS&C Technologies Holdings, Inc.
5.500% due 09/30/27 (Þ) 576 615
Starbucks Corp.
3.800% due 08/15/25 149 162
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 746 749
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 274 284
4.750% due 03/15/25 422 438
Stericycle, Inc.
5.375% due 07/15/24 (Þ) 688 716
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 1,568 1,333
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 173 183
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 576 592
SunTrust Banks, Inc.
2.900% due 03/03/21 196 198
Symantec Corp.
3.950% due 06/15/22 354 364
Symphony CLO XIV Ltd
Series 2019-14A Class DR
5.101% due 07/14/26 (Ê)(Þ) 500 500
Synchrony Financial
3.700% due 08/04/26 214 221
Sysco Corp.
3.300% due 07/15/26 267 282
Tallgrass Energy Partners, LP
4.750% due 10/01/23 (Þ) 432 419
5.500% due 09/15/24 (Þ) 296 288
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.500% due 07/15/27 (Þ) 281 301
5.000% due 01/15/28 416 413
TCI Communications, Inc.
7.875% due 02/15/26 144 189
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 355 229
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 517
6.250% due 02/01/27 (Þ) 27 29
5.125% due 11/01/27 (Þ) 400 417
6.875% due 11/15/31 112 102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tesla, Inc.
5.300% due 08/15/25 (Þ) 602 569
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 244
TIBCO Software, Inc.
11.375% due 12/01/21 (Þ) 3,030 3,132
Time Warner Cable LLC
6.750% due 06/15/39 202 248
Time Warner Entertainment Co., LP
8.375% due 07/15/33 201 281
T-Mobile USA, Inc.
4.500% due 02/01/26 302 311
4.750% due 02/01/28 367 387
TMS International Corp.
7.250% due 08/15/25 (Þ) 806 667
Townsquare Media, Inc.
6.500% due 04/01/23 (Þ) 900 891
TransDigm Group, Inc.
6.000% due 07/15/22 687 699
6.250% due 03/15/26 (Þ) 600 643
5.500% due 11/15/27 (Þ) 1,300 1,296
Series WI
6.375% due 06/15/26 679 710
TransDigm , Inc.
Series WI
7.500% due 03/15/27 392 423
Transocean, Inc.
7.500% due 04/15/31 290 194
6.800% due 03/15/38 408 251
Trinity Industries, Inc.
4.550% due 10/01/24 268 277
Triumph Group, Inc.
5.250% due 06/01/22 372 365
6.250% due 09/15/24 (Þ) 704 739
Series WI
7.750% due 08/15/25 1,118 1,118
Tyson Foods, Inc.
4.500% due 06/15/22 215 228
Uber Technologies, Inc.
7.500% due 11/01/23 (Þ) 683 695
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.238% due 06/10/30 (~)(Ê)(Þ) 1,500 1,476
UBS Commercial Mortgage Trust
Series 2019-C16 Class XA
1.564% due 04/15/52 (~)(Ê) 3,273 361
Unilever Capital Corp.
1.375% due 07/28/21 236 234
Union Pacific Corp.
3.500% due 06/08/23 268 281
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 287 305
United Continental Holdings, Inc.
5.000% due 02/01/24 511 542

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
350 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Parcel Service, Inc.
2.350% due 05/16/22 182 184
United States Steel Corp.
6.650% due 06/01/37 268 200
United States Treasury Notes
2.250% due 08/15/49 1,000 1,015
United Technologies Corp.
7.500% due 09/15/29 178 252
UnitedHealth Group, Inc.
3.150% due 06/15/21 223 228
Uniti Group LP
7.125% due 12/15/24 (Þ) 667 552
US Bancorp
2.350% due 01/29/21 160 161
Series BKNT
3.150% due 04/26/21 156 159
Valero Energy Corp.
4.500% due 03/15/28 259 284
4.350% due 06/01/28 220 240
Vector Group, Ltd.
6.125% due 02/01/25 (Þ) 441 423
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 1,589 1,502
Verizon Communications, Inc.
Series WI
2.946% due 03/15/22 215 220
Verus Securitization Trust
Series 2018-1 Class B1
3.801% due 01/25/58 (~)(Ê)(Þ) 1,000 1,008
Series 2018-3 Class M1
4.595% due 10/25/58 (~)(Ê)(Þ) 1,000 1,027
Series 2019-1 Class A2
3.938% due 02/25/59 (~)(Ê)(Þ) 781 790
Series 2019-INV2 Class A2
3.117% due 07/25/59 (~)(Ê)(Þ) 956 963
ViaSat , Inc.
5.625% due 09/15/25 (Þ) 718 728
Visa, Inc.
Series 7YR
2.800% due 12/14/22 272 280
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 274 281
5.500% due 09/01/26 (Þ) 285 301
5.000% due 07/31/27 (Þ) 925 957
Walgreens Co.
3.100% due 09/15/22 230 237
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 274 280
Walmart, Inc.
3.400% due 06/26/23 178 188
Walt Disney Co. (The)
2.450% due 03/04/22 183 186
3.000% due 09/15/22 (Þ) 274 283
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 689 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.213% due 07/25/34 (~)(Ê) 647 667
Series 2006-AR15 Class 1A
2.786% due 11/25/46 (Ê) 423 398
Washington Prime Group, LP
6.450% due 08/15/24 763 732
Weatherford International, Ltd.
6.500% due 08/01/36 (Ø) 243 74
6.750% due 09/15/40 (Ø) 254 76
WellCare Health Plans, Inc.
5.250% due 04/01/25 799 836
Wells Fargo & Co.
2.100% due 07/26/21 182 182
Wells Fargo Bank NA
Series BKNT
2.600% due 01/15/21 279 281
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.302% due 12/15/47 (~)(Ê) 5,180 210
Series 2015-C30 Class D
4.497% due 09/15/58 (~)(Ê)(Þ) 510 529
Series 2015-C30 Class E
3.250% due 09/15/58 (Þ) 270 228
Series 2016-NXS6 Class XA
Interest Only STRIP
1.789% due 11/15/49 (~)(Ê) 7,274 546
Series 2016-NXS6 Class XB
Interest Only STRIP
0.526% due 11/15/49 (~)(Ê) 5,400 197
Series 2017-C41 Class XA
Interest Only STRIP
1.233% due 11/15/50 (~)(Ê) 5,216 403
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 356
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 204
Series 2019-C52 Class XA
Interest Only STRIP
1.771% due 08/15/52 (~)(Ê) 2,208 264
Wells Fargo Mortgage-Backed Securities
Trust
Series 2019-1 Class A1
4.000% due 11/25/48 (~)(Ê)(Þ) 380 388
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
Zero coupon due 01/27/45 (Þ) 210 186
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 491 515
Series 2019-1A Class A2I
3.783% due 06/15/49 (Þ) 549 566
West Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0005
8.500% due 10/15/25 (Þ) 684 516
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ) 296 281
WFRBS Commercial Mortgage Trust
4.234% due 08/15/47 (~)(Ê) 630 653
Series 2013-C11 Class E
4.270% due 03/15/45 (~)(Ê)(Þ) 530 535
Series 2013-C12 Class D
4.348% due 03/15/48 (~)(Ê)(Þ) 740 743
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 847
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 288
Whiting Petroleum Corp.
Series WI
6.625% due 01/15/26 297 184
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 284
Williams Scotsman International, Inc.
6.875% due 08/15/23 (Þ) 300 315
Wingstop Funding LLC
Series 2018-1 Class A2
4.970% due 12/05/48 (Þ) 995 1,037
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 34
Wyndham Worldwide Corp.
4.250% due 03/01/22 570 581
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
5.500% due 03/01/25 (Þ) 223 237
Xerox Corp.
4.125% due 03/15/23 2,504 2,557
4.800% due 03/01/35 30 25
XPO Logistics, Inc.
6.750% due 08/15/24 (Þ) 376 406
Yum! Brands, Inc.
3.875% due 11/01/20 65 66
3.875% due 11/01/23 485 502
Zayo Group LLC / Zayo Capital, Inc.
Series WI
6.375% due 05/15/25 291 299
318,623
Venezuela, Bolivarian Republic of - 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø) 1,000 60
Series REGS
9.000% due 11/17/21 (Ø) 313 19
6.000% due 05/16/24 (Ø) 8,000 480
6.000% due 11/15/26 (Ø) 3,986 239
5.500% due 04/12/37 (Ø) 2,150 129
927
Virgin Islands, British - 0.4%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 966
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (~)(Ê)(ƒ) 390 394
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (Ê)(ƒ) 426 420
4.875% due 12/31/99 (Ê)(ƒ) 488 420
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 444
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 348
2,992
Total Long-Term Fixed Income
Investments
(cost $590,338) 572,571
Common Stocks - 0.8%
Canada - 0.1%
Jupiter Resources, Inc.(Æ) 249,669 375
United States - 0.7%
Affinion Group, Inc.(Æ)(Š) 8,007 188
Charming Charlie, Inc.(Æ)(Š) 3,957,093 —
Education Management Corp.(Æ)(Š) 4,460,190 —
Real Alloy(Æ)(Š) 39 1,494
Specialty Steel Holdco, Inc.(Æ)(Š) 22 3,332
5,014
Total Common Stocks
(cost $7,254) 5,389
Preferred Stocks - 0.4%
United States - 0.4%
Education Management Corp.(Æ)(Š)
5.200% (Ÿ) 2,128 —
Sequa Corp.(Æ)(Š)
5.200% (Ÿ) 2,554 2,554
2,554
Total Preferred Stocks
(cost $2,392) 2,554
Warrants & Rights - 0.0%
United States - 0.0%
Education Management Corp.(Æ)
2021 Warrants 1,564,221 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 15.8%
El Salvador - 0.2%
El Salvador Government International
Bond
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
352 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 12/01/19 1,000 1,000
Hungary - 0.0%
Magyar Export-Import Bank
Series REGS
4.000% due 01/30/20 200 201
Lebanon - 0.2%
Lebanon Government International Bond
Series GMTN
6.375% due 03/09/20 1,850 1,538
Mexico - 0.1%
Mexican Bonos
Series M
5.000% due 12/11/19 MXN 6,700 347
Norway - 0.0%
DNB Bank ASA
2.125% due 10/02/20 (Þ) 159 159
Poland - 0.1%
Republic of Poland Government
International Bond
Series 0420
1.500% due 04/25/20 PLN 2,100 551
Turkey - 0.0%
Turkiye Halk Bankasi AS
Series REGS
3.875% due 02/05/20 240 236
United Kingdom - 0.0%
House of Fraser Funding PLC
Series REGS
6.565% due 09/15/20 (Ø) GBP 400 13
United States - 15.2%
American Airlines Group, Inc.
4.625% due 03/01/20 (Þ) 1,582 1,590
CF Industries, Inc.
7.125% due 05/01/20 150 154
Charming Charlie, Inc. Term Loan
17.375% due 05/15/20 (~)(Ê) 138 131
20.000% due 05/15/20 (~)(Ê) 21 20
Education Management LLC Term Loan
B
13.250% due 07/02/20 (Ê) 287 —
U.S. Cash Management Fund(@) 102,823,245 (∞) 102,864
United States Treasury Bills (ž)(§)
1.559% due 03/26/20 3,200 3,180
107,939
Total Short-Term Investments
(cost $113,177) 111,984
Total Investments 97.9%
(identified cost $713,161) 692,498
Other Assets and Liabilities, Net
- 2.1%
15,132
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
707,630

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 353
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
34.7%
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.46 498
543
Acrisure LLC / Acrisure Finance, Inc. 10/10/19 604,000 106.36 642
644
AHP Health Partners, Inc. 08/23/19 285,000 107.14 305
307
Air Canada 09/03/19 391,000 107.03 419
419
Air Medical Group Holdings, Inc. 09/03/19 581,000 87.97 511
495
Ajax Mortgage Loan Trust 09/28/18 646,973 98.28 636
661
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 01/22/19 372,000 102.62 382
413
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/01/19 200,000 100.00 200
215
Alimentation Couche-Tard, Inc. 09/24/18 238,000 94.66 225
247
Alliance Resource Partners, LP 09/03/19 743,000 98.80 734
632
American Airlines Group, Inc. 06/13/17 1,582,000 100.52 1,590
1,590
American Airlines Pass-Through Trust 05/16/19 593,000 100.61 597
618
Apex Tool Group LLC / BC Mountain Finance, Inc. 02/09/18 935,000 100.00 935
790
Apidos CLO XI 08/20/19 1,000,000 100.00 1,000
991
Apidos CLO, Ltd. 04/10/19 500,000 100.00 500
497
Aramark Services, Inc. 07/22/19 289,000 103.77 300
302
Aramark Services, Inc. 10/24/19 404,000 104.21 421
421
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
935
Ashtead Capital, Inc. 10/28/19 344,000 100.00 344
345
Ashtead Capital, Inc. 10/28/19 151,000 100.00 151
153
Atrium CDO Corp. 11/27/18 250,000 98.20 246
238
Avation Capital SA 10/04/19 488,000 103.84 507
509
Avolon Holdings Funding, Ltd. 07/26/19 1,300,000 100.22 1,303
1,330
Babson CLO, Ltd. 11/27/18 250,000 100.11 250
250
Babson CLO, Ltd. 04/11/19 385,000 100.00 385
383
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,287
BAMLL Commercial Mortgage Securities Trust 06/27/19 220,000 95.84 211
212
BAMLL Commercial Mortgage Securities Trust 10/18/19 180,000 95.68 172
173
Banco de Credito e Inversiones SA 10/25/19 269,000 104.71 282
281
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.22 224
242
Bangkok Bank PCL 09/24/18 169,000 129.14 218
242
Bank Commercial Mortgage Pass-Through Certificates 04/05/19 310,000 87.04 270
286
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.67 127
129
Bausch Health Cos., Inc. 06/13/17 1,450,000 85.58 1,241
1,505
Bayer US Finance II LLC 09/26/18 229,000 98.37 225
231
Bayer US Finance LLC 08/02/19 180,000 101.82 183
185
BBA U.S. Holdings. Inc. 10/29/19 591,000 100.00 591
587
Benchmark  Mortgage Trust 03/15/19 810,000 83.92 680
745
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
491
Berry Global, Inc. 07/22/19 289,000 105.32 304
307
Berry Petroleum Corp. 10/24/19 481,000 94.23 453
447
Blue Mountain CLO, Ltd. 10/03/18 500,000 100.00 500
479
Blue Mountain CLO, Ltd. 11/27/18 400,000 98.20 393
375
BMC East LLC 07/15/19 700,000 102.11 715
728
BMW US Capital LLC 10/25/19 283,000 100.08 283
284
Bombardier, Inc. 06/01/18 100,000 102.67 103
92
Bowman Park CLO, Ltd. 11/27/18 400,000 98.02 392
387
Brazil Loan Trust 1 07/25/13 1,246,627 101.81 1,269
1,295
Broadcom, Inc. 10/24/19 280,000 101.16 283
283
Brookfield Property REIT, Inc. 06/06/19 678,000 104.14 706
707
Brookfield Residential Properties, Inc. 03/12/18 290,000 102.85 298
300
BWAY Holding Co. 04/02/19 343,000 95.78 329
328
BX Commercial Mortgage Trust 10/09/19 430,000 100.00 430
431
BX Commercial Mortgage Trust 10/09/19 430,000 100.00 430
431
CALI Mortgage Trust 03/07/19 320,000 98.85 316
344
Calpine Corp. 04/03/19 301,000 100.23 302
313
Calumet Specialty Products Co. 09/27/19 300,000 100.00 300
302
Camelot Finance SA 10/25/19 508,000 100.00 508
513
Canadian Oil Sands, Ltd. 03/09/18 285,000 113.28 323
320
Canadian Oil Sands, Ltd. 03/01/19 81,000 101.00 82
84
Carlson Travel, Inc. 08/21/19 916,000 102.15 936
923
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
483
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 400,000 95.03 380
377

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
354 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 300,000 98.77 296
289
Carvana Co. 11/07/18 628,000 100.47 631
650
CCO Holdings LLC / CCO Holdings Capital Corp. 08/25/16 1,184,000 102.79 1,217
1,234
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/17 571,000 105.86 604
602
CCO Holdings LLC / CCO Holdings Capital Corp. 10/10/17 543,000 101.70 554
568
CCO Holdings LLC / CCO Holdings Capital Corp. 04/11/18 227,000 101.21 230
241
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 742,000 100.00 742
756
CCO Holdings LLC / CCO Holdings Capital Corp. 10/24/19 413,000 101.77 420
420
Cedar Funding V CLO, Ltd. 03/22/19 250,000 97.92 245
237
Cencosud SA 07/01/19 173,000 103.04 178
177
Centene Corp. 07/11/19 716,000 105.56 754
758
Century Aluminum Co. 01/10/19 280,000 99.99 280
270
CFCRE Commercial Mortgage Trust 06/25/19 235,193 90.25 212
217
Change Healthcare Holdings, Inc. / Change Financing Co. 02/07/19 572,000 99.51 569
585
Chaparral Energy, Inc. 11/07/18 402,000 97.05 390
169
Chase Home Lending Mortgage Trust 07/29/19 877,774 101.12 888
891
Chase Mortgage Finance Corp. 10/30/19 1,300,000 101.34 1,318
1,318
Cheniere Energy Partners, LP 09/09/19 218,000 100.00 218
223
CIFC Funding, Ltd. 10/10/18 500,000 100.00 500
482
CIFC Funding, Ltd. 10/12/18 500,000 100.00 500
485
CIFC Funding, Ltd. 03/27/19 500,000 99.67 498
493
Cigna Corp. 10/11/19 180,000 101.24 182
183
Cigna Corp. 10/11/19 220,000 102.31 225
226
CIM Trust 09/27/18 500,000 96.54 483
533
CIM Trust 03/22/19 772,930 101.61 785
790
Cimpress NV 09/03/19 486,000 104.84 510
513
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.57 926
996
Citigroup Commercial Mortgage Trust 03/12/19 443,000 84.84 376
386
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.42 566
604
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.62 417
439
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.29 102
106
Citigroup Commercial Mortgage Trust 08/12/19 313,000 76.78 240
251
Clear Channel Worldwide Holdings, Inc. 02/07/19 194,000 100.00 194
213
Clear Channel Worldwide Holdings, Inc. 08/09/19 406,000 100.57 408
423
Colfax Corp. 01/31/19 162,000 100.00 162
176
COLT Funding LLC 10/23/18 900,000 98.84 890
900
COLT Funding LLC 01/30/19 1,000,000 99.99 1,000
1,024
Commercial Mortgage Trust 10/02/18 1,000,000 96.11 961
1,025
Commerzbank AG 06/17/19 155,000 114.09 177
181
Commonbond Student Loan Trust 11/27/18 185,160 100.84 187
195
CommScope Finance LLC 02/07/19 250,000 100.00 250
253
CommScope Finance LLC 02/07/19 369,000 98.90 365
350
Connecticut Avenue Securities Trust 10/31/18 1,000,000 100.00 1,000
1,008
Constellation Energy Group, Inc. 09/03/19 581,000 86.09 500
413
Continental Wind LLC 09/24/18 208,021 102.14 212
231
Costa Rica Government International Bond 01/07/15 2,000,000 97.88 1,958
1,973
Coty, Inc. 10/03/19 546,000 96.22 525
559
Covey Park Energy LLC 10/04/19 634,000 79.20 502
469
Credit Acceptance Corp. 06/06/19 682,000 106.16 724
725
Crestwood Midstream Partners, LP 04/11/19 807,000 99.80 804
812
Crimson Merger Sub, Inc. 06/15/17 2,017,000 98.55 1,982
1,949
CSC Holdings LLC 03/22/18 669,000 100.00 669
753
CSC Holdings LLC 08/21/19 727,000 102.38 744
765
Curo Group Holdings Corp. 10/03/19 621,000 87.21 542
546
CVR Partners LP / CVR Nitrogen Finance Corp 10/28/19 1,300,000 104.87 1,363
1,362
Daimler Finance NA LLC 08/12/19 215,000 100.69 216
217
Danone SA 10/24/19 277,000 101.46 281
282
Danske Bank A/S 10/24/19 266,000 105.33 280
280
DB Master Finance LLC 03/20/19 199,500 100.00 200
207
DB Master Finance LLC 03/20/19 399,000 100.00 399
418
DBWF Mortgage Trust 10/25/18 1,000,000 87.85 879
948
DCP Midstream LLC 11/06/18 89,000 104.40 93
93
DCP Midstream LLC 06/10/19 703,000 102.12 718
717
Dean Foods Co. 03/06/19 406,000 72.78 296
191

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 355
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Dell International LLC / EMC Corp. 07/16/19 762,000 105.60 805
808
Dell International LLC / EMC Corp. 10/25/19 109,000 131.90 144
145
Deutsche Telekom International Finance BV 09/25/18 229,000 98.35 225
232
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 459,000 100.00 459
479
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 340,000 100.61 342
350
DKT Finance ApS 03/28/19 1,325,000 106.94 1,417
1,413
DNB Bank ASA 04/01/19 159,000 99.39 158
159
Dominican Republic International Bond 04/24/14 1,000,000 103.16 1,032
1,198
Dominican Republic International Bond 01/20/15 2,000,000 100.00 2,000
2,255
Domino's Pizza Master Issuer LLC 10/31/18 723,750 100.49 727
775
Dresdner Funding Trust I 10/17/16 220,000 116.63 257
294
Dryden Senior Loan Fund 10/05/18 500,000 100.00 500
490
Dryden Senior Loan Fund 10/05/18 500,000 98.82 494
461
Earnest Student Loan Program LLC 11/27/18 168,704 96.29 162
168
Ecuador Government International Bond 01/28/19 300,000 100.62 302
303
Egypt Government International Bond 03/02/15 3,000,000 100.59 3,018
2,912
Egypt Government International Bond 12/16/16 500,000 93.34 467
518
Egypt Government International Bond 04/05/19 750,000 105.35 790
803
Embotelladora Andina SA 09/03/19 174,000 107.22 187
185
EMD Finance LLC 09/25/18 183,000 98.29 180
186
Enel Finance International NV 09/24/18 202,000 108.34 219
255
Enova International, Inc. 10/04/17 305,000 100.50 307
283
Enova International, Inc. 10/24/19 472,000 92.54 437
435
Envision Healthcare Corp. 09/28/18 1,629,000 98.50 1,605
917
Ethiopia International Bond 12/04/14 1,000,000 100.05 1,001
1,047
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
292
Extended Stay America, Inc. 09/10/19 584,000 99.59 582
586
First Quantum Minerals, Ltd. 05/08/14 408,000 100.00 408
409
First Quantum Minerals, Ltd. 03/16/17 500,000 100.00 500
502
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
358
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 522,000 101.34 529
493
Flagstar Mortgage Trust 10/24/18 490,889 103.48 508
556
Flagstar Mortgage Trust 06/03/19 498,284 103.15 514
511
Forest Laboratories LLC 10/25/19 266,000 104.86 279
279
Forestar Group, Inc. 10/03/19 457,000 108.08 494
491
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
1,008
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 104.81 276
284
Fresh Market, Inc. (The) 03/06/19 355,000 78.95 280
206
Gabon Government International Bond 10/22/14 500,000 103.43 517
497
Gates Global LLC / Gates Global Co. 10/10/19 924,000 100.00 924
924
Gazprom OAO Via Gaz Capital SA 01/02/19 211,000 103.58 219
229
Ghana Government International Bond 09/11/14 700,000 99.12 694
742
Ghana Government International Bond 10/07/15 250,000 100.00 250
315
Goldman Sachs Mortgage Securities Trust 10/30/18 400,000 68.50 274
306
Goldman Sachs Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
1,001
Goldman Sachs Mortgage Securities Trust 03/26/19 753,000 91.11 686
706
Goldman Sachs Mortgage Securities Trust 04/15/19 90,000 81.38 73
76
Goldman Sachs Mortgage Securities Trust 06/26/19 390,000 99.10 387
388
GS Mortgage Securities Trust 08/01/19 995,484 106.47 1,060
1,044
GS Mortgage Securities Trust 09/10/19 720,000 100.00 720
722
GS Mortgage Securities Trust 09/11/19 300,000 92.65 278
273
GS Mortgage Securities Trust 10/04/19 80,000 100.00 80
80
GS Mortgage Securities Trust 10/04/19 210,000 100.00 210
210
Hadrian Merger Sub, Inc. 11/07/18 722,000 97.91 707
710
Hawaii Hotel Trust 05/16/19 2,000,000 98.92 1,978
2,009
Helios Issuer LLC 10/26/18 941,592 99.98 941
1,006
Helios Issuer LLC 10/26/18 976,037 99.98 976
1,065
High Ridge Brands Co. 03/17/17 970,000 — 970
—
HLF Financing SARL LLC 04/17/19 280,000 103.29 289
293
Homeward Opportunities Fund I Trust 08/19/19 559,848 100.00 560
561
Howard Hughes Corp. (The) 06/05/19 283,000 99.73 282
294
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 09/03/19 500,000 100.00 500
507
iHeartCommunications , Inc. 08/01/19 376,000 100.00 376
388
IMT Trust 06/03/19 800,000 98.38 787
798

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
356 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Intelsat Connect Finance SA 10/15/18 1,362,000 95.56 1,302
1,263
Intelsat Jackson Holdings SA 09/05/18 461,000 100.00 461
464
Intelsat Jackson Holdings SA 09/05/18 195,000 103.72 202
202
Intesa Sanpaolo SpA 10/14/16 707,000 93.40 662
738
Intesa Sanpaolo SpA 04/01/19 160,000 97.95 157
162
Inversiones CMPC SA 09/24/18 218,000 101.15 221
226
Israel Electric Corp., Ltd 04/04/19 500,000 105.34 527
550
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
559
JBS Investments GmbH 04/01/19 753,000 104.79 791
817
JBS Investments GmbH 07/23/19 495,000 100.00 495
516
JBS USA LUX SA / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,147
JBS USA LUX SA / JBS USA Finance, Inc. 04/23/19 1,383,000 101.46 1,403
1,539
JBS USA LUX SA / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
720
Jefferies Finance LLC 12/12/17 380,000 102.19 388
383
Jonah Energy LLC / Jonah Energy Finance Corp. 09/28/17 723,000 100.00 723
202
JPMBB Commercial Mortgage Securities Trust 12/12/18 190,000 77.33 147
164
JPMBB Commercial Mortgage Securities Trust 09/12/19 610,000 91.11 569
574
JPMorgan Chase Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.48 855
961
JPMorgan Chase Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.48 965
1,003
JPMorgan Chase Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.29 1,208
1,244
JPMorgan Chase Commercial Mortgage Securities Trust 03/26/19 330,000 101.43 335
342
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/19 320,000 92.20 295
305
JPMorgan Chase Commercial Mortgage Securities Trust 06/07/19 950,000 95.84 911
934
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
321
JPMorgan Chase Commercial Mortgage Securities Trust 09/11/19 340,000 105.58 359
359
JPMorgan Mortgage Trust 12/06/18 870,639 89.38 778
895
JPMorgan Mortgage Trust 02/19/19 535,252 99.96 535
543
JPMorgan Mortgage Trust 03/22/19 622,486 101.23 630
631
JPMorgan Mortgage Trust 07/12/19 496,741 109.72 545
549
JPMorgan Mortgage Trust 07/25/19 942,629 98.14 925
928
JPMorgan Mortgage Trust 09/04/19 871,861 101.99 889
880
KCA Deutag UK Finance PLC 03/23/18 200,000 100.00 200
126
KCA Deutag UK Finance PLC 07/25/18 900,000 102.53 923
568
Kenan Advantage Group, Inc. 06/28/17 1,187,000 101.97 1,210
1,076
KLX Energy Services Holdings, Inc. 10/04/19 552,000 89.07 492
483
Ladder Capital Finance Holdings LLLP 08/06/18 291,000 94.88 276
295
Ladder Capital Finance Holdings LLLP 10/24/19 412,000 104.11 429
427
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 103.51 776
762
LCM, Ltd. 10/16/18 500,000 100.00 500
483
LCM, Ltd. 11/01/18 800,000 100.00 800
732
LCM, Ltd. 03/28/19 250,000 100.00 250
247
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 693,000 102.11 708
709
LCSS Financing LLC 11/02/18 955,784 100.00 956
1,101
Live Nation Entertainment, Inc. 05/21/18 276,000 100.87 278
294
Live Nation Entertainment, Inc. 10/02/19 587,000 102.15 603
612
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
289
LPL Holdings, Inc. 08/21/19 1,537,000 104.33 1,603
1,594
LSTAR Commercial Mortgage Trust 09/13/19 1,200,000 96.74 1,161
1,174
Lukoil International Finance BV 09/24/18 208,000 104.76 218
229
Macquarie Bank, Ltd. 10/25/19 267,000 105.83 283
283
Madison Park Funding XXIX, Ltd. 09/28/18 500,000 100.00 500
491
Madison Park Funding, Ltd. 10/12/18 500,000 100.00 500
488
Madison Park Funding, Ltd. 11/08/18 250,000 100.00 250
244
Magnetite CLO XV, Ltd. 03/28/19 500,000 97.27 486
478
Magnetite XI, Ltd. 04/11/19 500,000 100.00 500
496
Magnolia Oil & Gas Corp. 10/24/19 717,000 100.53 721
717
Mallinckrodt International Finance SA 07/30/18 133,000 90.14 120
48
Mallinckrodt International Finance SA 08/22/18 223,000 87.50 195
74
Mallinckrodt International Finance SA 09/27/18 38,000 94.03 36
15
Marlette Funding Trust 11/06/18 1,000,000 99.98 1,000
1,031
Marlette Funding Trust 01/03/19 1,250,000 99.69 1,246
1,260
Marlette Funding Trust 04/24/19 500,000 99.98 500
508
Mattamy Group Corp. 03/18/19 804,000 98.76 794
850
Mattel, Inc. 10/29/19 1,000,000 104.44 1,044
1,046

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 357
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
MEDNAX, Inc. 10/25/19 710,000 100.28 712
702
Midcontinent Communications / Midcontinent Finance Corp 07/24/19 166,000 100.00 166
174
Midwest Connector Capital Co. LLC 08/01/19 178,000 102.01 182
183
Molina Healthcare, Inc. 08/22/19 297,000 101.94 303
302
Mondelez International Holdings Netherlands BV 10/24/19 281,000 99.96 281
281
Morgan Stanley Bank of America Merrill Lynch Trust 01/24/19 490,000 103.73 508
519
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.10 1,506
1,540
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 440,000 93.01 409
413
Morgan Stanley Capital I Trust 05/10/19 1,830,000 100.00 1,830
1,840
Morgan Stanley Capital I Trust 06/05/19 377,000 86.47 326
346
Morgan Stanley Capital I Trust 06/20/19 260,000 95.91 249
252
Morgan Stanley Capital I Trust 07/15/19 360,000 87.66 316
327
Morocco Government International Bond 03/02/15 250,000 111.27 278
301
Mosaic Solar Loan Trust 11/27/18 275,000 98.28 270
280
Mosaic Solar Loan Trust 11/27/18 381,742 98.88 377
393
Mozambique international Bond 12/20/13 1,279,649 88.01 1,126
1,126
MSCI, Inc. 10/03/19 502,000 106.98 537
536
Nationstar Mortgage Holdings, Inc. 10/25/19 676,000 105.40 713
717
Nestle Holdings, Inc. 03/04/19 150,000 100.51 151
154
Netflix, Inc. 04/24/19 322,000 100.00 322
339
Netflix, Inc. 10/22/19 245,000 100.00 245
248
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.53 244
237
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.18 491
477
New Gold, Inc. 05/01/18 688,000 101.73 700
688
New Residential Mortgage Loan Trust 03/13/19 853,817 100.00 854
865
NGPL PipeCo LLC 10/24/19 263,000 106.85 281
283
Nielsen Co. (Luxembourg) Sarl 09/03/19 521,000 99.18 517
519
Nielsen Finance LLC / Nielsen Finance Co. 08/21/18 454,000 98.22 446
456
Nigeria Government International Bond 06/29/18 500,000 94.22 471
501
Norbord, Inc. 01/09/18 282,000 106.57 301
300
Northern Natural Gas Co. 10/02/19 162,000 117.37 190
187
Northwest Acquisitions ULC / Dominion Finco , Inc. 10/06/17 1,070,000 101.59 1,087
535
NRG Energy, Inc. 08/21/19 382,000 101.55 388
410
NXP BV / NXP Funding LLC 10/25/19 260,000 106.34 276
277
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
375
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.03 245
238
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 96.67 483
481
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 04/24/15 2,020,000 95.22 1,923
1,313
Oscar US Funding XI LLC 07/17/19 850,000 99.98 850
862
Oschadbank Via SSB #1 PLC 09/02/15 725,000 65.15 472
758
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 95.11 380
383
Palmer Square Loan Funding, Ltd. 11/27/18 510,000 98.83 504
507
Par Petroleum LLC / Par Petroleum Finance Corp. 07/22/19 593,000 99.60 591
592
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
540
Paraguay Government International Bond 08/04/14 551,000 100.00 551
670
Parkland Fuel Corp 09/03/19 405,000 105.49 427
428
Parkland Fuel Corp. 06/25/19 598,000 103.89 620
633
Peabody Energy Corp. 09/17/18 1,152,000 100.68 1,160
1,066
Peabody Energy Corp. 10/04/18 764,000 97.66 746
632
Performance Food Group, Inc. 04/06/18 276,000 100.99 279
282
Pilgrim's Pride Corp. 09/26/17 904,000 103.80 934
968
Post Holdings, Inc. 03/09/18 299,000 98.74 295
318
Post Holdings, Inc. 10/24/19 379,000 105.99 402
400
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 94.99 456
462
Prime Security Services Borrower LLC / Prime Finance, Inc. 04/27/18 726,000 105.10 763
764
Provincia de Buenos Aires 02/08/17 300,000 98.81 296
103
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 680,000 96.27 655
668
Realogy Group LLC / Realogy Co-Issuer Corp. 09/13/19 308,000 99.76 307
308
Recette CLO LLC 11/27/18 298,000 98.42 293
295
RegionalCare Hospital Partners Holdings, Inc. 01/02/19 650,000 100.83 655
694
Resideo Technologies, Inc. 10/25/19 1,138,000 100.72 1,146
1,147
Roche Holdings, Inc. 06/17/19 196,000 101.10 198
200
Ryman Hospitality Properties, Inc. 09/13/19 329,000 100.00 329
340
Santander Holdings, Inc. 10/01/19 176,000 100.29 177
177

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
358 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Santander PLC 05/01/19 148,000 103.77 154
159
Saudi Arabian Oil Co. 04/09/19 200,000 98.57 197
217
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
500
Sealed Air Corp. 10/26/16 200,000 107.52 215
233
Sealed Air Corp. 10/24/19 666,000 107.64 717
718
Sequoia Mortgage Trust 01/09/19 319,959 100.19 321
327
Sequoia Mortgage Trust 02/21/19 668,064 101.86 681
682
Sequoia Mortgage Trust 07/16/19 616,530 102.88 634
629
Sequoia Mortgage Trust 09/17/19 973,835 101.92 993
1,000
Sequoia Mortgage Trust 10/08/19 400,000 101.47 406
405
Shelter Growth CRE Issuer, Ltd. 09/12/19 144,000 100.68 145
145
Siemens Financieringsmaatschappij NV 10/24/19 274,000 102.36 280
281
Silver Creek CLO, Ltd. 08/06/19 250,000 99.39 248
246
Silversea Cruise Finance, Ltd. 10/24/19 2,000,000 106.49 2,130
2,126
Simmons Foods, Inc. 10/28/19 949,000 98.25 932
929
Sirius XM Radio, Inc. 06/05/19 828,000 100.00 828
895
Sirius XM Radio, Inc. 06/18/19 605,000 100.00 605
632
SLIDE Trust 12/12/18 184,474 98.65 182
186
SLIDE Trust 03/22/19 174,765 100.24 175
176
Societe Generale SA 10/25/19 271,000 104.41 283
283
SoFi Consumer Loan Program Trust 10/25/18 1,000,000 99.03 990
1,024
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.97 1,000
1,036
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.30 393
412
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.68 424
444
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.96 500
520
SoFi Professional Loan Program LLC 11/27/18 424,000 97.01 411
448
SoFi Professional Loan Program LLC 11/27/18 425,000 98.85 420
450
SoFi Professional Loan Program Trust 03/15/19 850,000 100.40 853
894
SoFi Professional Loan Program Trust 03/26/19 600,000 99.98 600
627
SoFi Professional Loan Program Trust 08/06/19 1,000,000 99.96 1,000
997
SoFi Professional Loan Program Trust 10/30/18 400,000 94.90 380
418
SoFi Professional Loan Program Trust 10/30/18 500,000 95.34 477
513
SolarCity Corp. 10/26/18 1,000,000 100.28 1,003
1,072
Sri Lanka Government International Bond 08/02/19 500,000 99.88 499
506
SS&C Technologies Holdings, Inc. 03/14/19 576,000 100.59 579
615
Standard Chartered PLC 10/14/16 215,000 110.25 237
252
Standard Chartered PLC 10/01/19 174,000 107.73 187
189
Starwood Mortgage Residential Trust 07/02/19 746,382 100.00 746
749
Stericycle, Inc. 10/24/19 688,000 104.24 717
716
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 09/03/19 1,568,000 97.00 1,530
1,333
Sunrun Xanadu Issuer 05/31/19 576,118 99.99 576
592
Symphony CLO XIV Ltd 10/04/19 500,000 100.00 500
500
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.13 481
480
Takeda Pharmaceutical Co., Ltd. 10/24/19 270,000 103.62 280
280
Tallgrass Energy Partners, LP 09/03/19 432,000 99.40 429
419
Tallgrass Energy Partners, LP 10/24/19 296,000 99.78 295
288
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/22/19 281,000 107.61 302
301
Team Health Holdings, Inc. 02/07/19 355,000 82.73 294
229
Tenet Healthcare Corp. 01/22/19 27,000 100.00 27
29
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
517
Tenet Healthcare Corp. 08/12/19 400,000 100.00 400
417
Tesco PLC 10/01/19 159,000 116.70 186
183
Tesla, Inc. 10/03/19 602,000 88.95 536
569
TIBCO Software, Inc. 06/29/17 3,030,000 105.07 3,184
3,132
TMS International Corp. 08/09/17 806,000 100.00 806
667
Townsquare Media, Inc. 08/13/19 900,000 98.42 886
891
TransDigm Group, Inc. 01/30/19 600,000 100.00 600
643
TransDigm Group, Inc. 10/29/19 1,300,000 100.00 1,300
1,296
Triumph Group, Inc. 09/09/19 704,000 101.94 718
739
Trivium Packaging Finance BV 07/19/19 200,000 100.00 200
212
Trust F/1401 10/01/19 173,000 106.87 185
185
Tullow Oil PLC 08/22/18 807,000 99.48 803
814
Uber Technologies, Inc. 10/24/19 683,000 104.01 710
695
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 91.12 1,367
1,476

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 359
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Ukraine Government International Bond 04/23/15 195,000 35.01 68
183
Ukreximbank Via Biz Finance PLC 03/12/15 6,067,000 74.76 4,536
5,917
Ukreximbank Via Biz Finance PLC 04/13/15 617,000 67.43 416
654
Uniti Group LP 02/22/18 667,000 93.04 621
552
Vector Group, Ltd. 09/03/19 441,000 98.69 435
423
Venator Materials PLC 03/12/18 316,000 101.82 322
251
Venture CDO, Ltd. 11/27/18 250,000 99.44 249
244
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 1,589,000 102.08 1,622
1,502
Vermilion Energy, Inc. 07/22/19 307,000 98.20 302
289
Verus Securitization Trust 10/18/18 1,000,000 99.14 991
1,008
Verus Securitization Trust 11/02/18 1,000,000 99.99 1,000
1,027
Verus Securitization Trust 02/22/19 780,606 100.00 781
790
Verus Securitization Trust 07/15/19 956,163 100.00 956
963
ViaSat , Inc. 10/25/19 718,000 100.49 722
728
Virgin Media Secured Finance PLC 06/25/19 800,000 101.78 814
850
Vistra Operations Co. LLC 03/06/19 285,000 103.07 294
301
Vistra Operations Co. LLC 10/24/19 925,000 101.74 939
957
Vistra Operations Co. LLC 10/24/19 274,000 102.50 281
281
Walt Disney Co. (The) 10/25/19 274,000 103.23 283
283
Warrior Met Coal, Inc. 10/24/19 689,000 102.22 704
703
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.27 329
356
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.12 191
204
Wells Fargo Commercial Mortgage Trust 06/28/19 270,000 82.35 222
228
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.13 521
529
Wells Fargo Mortgage-Backed Securities Trust 01/18/19 380,497 99.92 380
388
Wells Fargo Re-REMIC Trust 10/16/19 210,000 88.48 186
186
Welltec A/S 11/17/17 500,000 99.35 497
490
Wendy's Funding LLC 03/26/19 491,250 98.89 486
515
Wendy's Funding LLC 06/13/19 548,625 100.00 549
566
West Corp. 12/13/17 684,000 98.45 673
516
West Street Merger Sub, Inc. 03/12/18 296,000 98.96 293
281
WFRBS Commercial Mortgage Trust 05/14/19 1,270,000 84.05 1,054
1,135
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.52 533
535
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.24 742
743
Williams Scotsman International, Inc. 08/22/19 300,000 104.31 313
315
Wingstop Funding LLC 11/06/18 995,000 100.00 995
1,037
Woolworths Group, Ltd. 09/25/18 217,000 101.03 219
224
Woori Bank 10/24/19 270,000 104.83 283
282
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 03/14/19 223,000 98.85 220
237
XPO Logistics, Inc. 02/19/19 376,000 100.00 376
406
245,277
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
360 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Apidos CLO XI USD 3 Month LIBOR 2.500
Apidos CLO, Ltd. USD 3 Month LIBOR 2.550
Ascendas Real Estate Investment Trust USD 1 Month LIBOR 2.650
Atrium CDO Corp. USD 3 Month LIBOR 2.800
Babson CLO, Ltd. USD 3 Month LIBOR 3.450
Babson CLO, Ltd. USD 3 Month LIBOR 2.700
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 6.362
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 7.327
Barclays Bank PLC USD 3 Month LIBOR 1.550
BCPE Eagle Buyer LLC 2nd Lien Term Loan USD 1 Month LIBOR 8.000
Benefit Street Partners CLO IV, Ltd. USD 3 Month LIBOR 2.650
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.200
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.650
Bowman Park CLO, Ltd. USD 3 Month LIBOR 5.400
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.300
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.650
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.100
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.250
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 4.350
Cedar Funding V CLO, Ltd. USD 3 Month LIBOR 2.100
Centrica PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.687
CIFC Funding, Ltd. USD 3 Month LIBOR 2.450
CIFC Funding, Ltd. USD 3 Month LIBOR 2.200
CIFC Funding, Ltd. USD 3 Month LIBOR 2.350
Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.400
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Dryden Senior Loan Fund USD 3 Month LIBOR 2.600
Dryden Senior Loan Fund USD 3 Month LIBOR 2.200
Education Management LLC Term Loan B USD 3 Month LIBOR 8.500
Emirates NBD PJSC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 6 Year Rate 3.656
Exantas Capital Corp., Ltd. USD 1 Month LIBOR 2.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 361
Variable Rate Securities
Securities Referenced Rate Spread %
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.859
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.550
GS Mortgage Securities Trust USD 1 Month LIBOR 2.600
GS Mortgage Securities Trust USD 1 Month LIBOR 2.650
GS Mortgage Securities Trust USD 1 Month LIBOR 2.200
Hawaii Hotel Trust USD 1 Month LIBOR 2.750
HBOS Sterling Finance Jersey, LP
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.400
Industrial & Commercial Bank of China, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.135
Intesa Sanpaolo Vita SpA 3 Month EURIBOR 4.817
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 2.160
LCM, Ltd. USD 3 Month LIBOR 2.600
LCM, Ltd. USD 3 Month LIBOR 2.800
LCM, Ltd. USD 3 Month LIBOR 2.150
Lloyds Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 13.400
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Madison Park Funding XXIX, Ltd. USD 3 Month LIBOR 2.200
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.150
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.200
Magnetite CLO XV, Ltd. USD 3 Month LIBOR 1.800
Magnetite XI, Ltd. USD 3 Month LIBOR 2.600
Morgan Stanley Capital I Trust USD 1 Month LIBOR 2.800
Neuberger Berman CLO XXI, Ltd. USD 3 Month LIBOR 2.400
Neuberger Berman CLO XXII, Ltd. USD 3 Month LIBOR 2.200
Oaktree CLO, Ltd. USD 3 Month LIBOR 2.800
Octagon Loan Funding, Ltd. USD 3 Month LIBOR 2.200
OHA Credit Partners XIV, Ltd. USD 3 Month LIBOR 1.800
Oschadbank Via SSB #1 PLC USD 6 Month LIBOR 6.875
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 4.850
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 3.950
Patterson Co. 2nd Lien Term Loan USD 3 Month LIBOR 8.500
RBS Capital Trust II USD 3 Month LIBOR 1.943
Recette CLO LLC USD 3 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RWE AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.245
SCOF-2, Ltd. USD 3 Month LIBOR 2.260

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
362 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Shelter Growth CRE Issuer, Ltd. USD 1 Month LIBOR 3.000
Silver Creek CLO, Ltd. USD 3 Month LIBOR 2.300
SLIDE Trust USD 1 Month LIBOR 3.000
SLIDE Trust USD 1 Month LIBOR 2.300
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.700
Srlev NV 12 Month EURIBOR 6.165
Standard Chartered PLC USD 3 Month LIBOR 1.460
State Bank of India
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
Symphony CLO XIV Ltd USD 3 Month LIBOR 3.100
Symphony CLO XIX, Ltd. USD 3 Month LIBOR 1.750
Takko Luxembourg 2 SCA 3 Month EURIBOR 5.375
Ukreximbank Via Biz Finance PLC USD 6 Month LIBOR 7.000
Venture CDO, Ltd. USD 3 Month LIBOR 1.900
Vodafone Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.427
Vodafone Group PLC
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 3.267
Vodafone Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.669
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
VTB Bank
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 8.067
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.840
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian 10 Year Government Bond Futures 77 AUD 11,227 12/19
(10)
Canadian 10 Year Government Bond Futures 138 CAD 19,602 12/19
(186)
Euro- Bobl Futures 9 EUR 1,212 12/19
(3)
Euro-Bund Futures 12 EUR 2,061 12/19
(6)
Euro-Schatz Futures 56 EUR 6,276 12/19
(7)
Japan 10 Year Government Bond Futures 14 JPY 2,155,300 12/19
(60)
Long Guilt Futures 14 GBP 1,860 12/19
(1)
United States 2 Year Treasury Note Futures 251 USD 54,116 12/19
112
United States 5 Year Treasury Note Futures 193 USD 23,006 12/19
28
United States 10 Year Treasury Note Futures 398 USD 51,858 12/19
(241)
United States 10 Year Ultra Treasury Note Futures 42 USD 5,969 12/19
(27)
United States Treasury Long Bond Futures 56 USD 9,037 12/19
25
United States Treasury Ultra Bond Futures 43 USD 8,159 12/19
(39)
Short Positions
Euro-Bund Futures 76 EUR 13,054 12/19
394
Long Guilt Futures 101 GBP 13,417 12/19
122

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 363
Futures Contracts
Amounts in thousands (except contract amounts )
United States 2 Year Treasury Note Futures 107 USD 23,069 12/19
21
United States 5 Year Treasury Note Futures 84 USD 10,013 12/19
(11)
United States 10 Year Treasury Note Futures 88 USD 11,466 12/19
132
United States 10 Year Ultra Treasury Note Futures 66 USD 9,379 12/19
166
United States Treasury Long Bond Futures 26 USD 4,196 12/19
90
United States Treasury Ultra Bond Futures 18 USD 3,416 12/19
13
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
512
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 217 GBP 169 11/26/19 1
Bank of America USD 202 HUF 59,683 11/22/19 1
Bank of America USD 815 HUF 237,104 11/22/19 (9)
Bank of America USD 470 MXN 9,016 11/22/19 (3)
Bank of America USD 1,877 MXN 37,295 11/22/19 55
Bank of America USD 1,104 TRY 6,410 11/22/19 11
Bank of America USD 4,511 TRY 25,981 11/22/19 9
Bank of America USD 475 ZAR 6,951 11/22/19 (16)
Bank of America USD 1,883 ZAR 29,032 11/22/19 34
Bank of America EUR 185 USD 203 11/08/19 (4)
Bank of America EUR 101 USD 113 11/26/19 —
Bank of America EUR 15,345 USD 17,134 11/26/19 (5)
Bank of America GBP 725 USD 891 11/08/19 (49)
Bank of America HKD 5,538 USD 707 11/22/19 —
Bank of America HKD 21,453 USD 2,735 11/22/19 (2)
Bank of America PLN 1,824 USD 473 11/22/19 (4)
Bank of America PLN 7,415 USD 1,900 11/22/19 (41)
Bank of America SGD 939 USD 689 11/22/19 (1)
Bank of America SGD 3,783 USD 2,733 11/22/19 (48)
Bank of America THB 14,680 USD 487 11/22/19 —
Bank of America THB 58,992 USD 1,905 11/22/19 (49)
Bank of Montreal USD 1,202 CAD 1,570 11/22/19 (10)
Bank of Montreal USD 1,465 CAD 1,925 12/18/19 (3)
Bank of Montreal USD 421 GBP 328 11/22/19 4
Bank of Montreal USD 1,456 JPY 155,000 12/18/19 (17)
Bank of Montreal USD 5,555 NZD 8,800 12/18/19 91
Bank of Montreal USD 1,645 SEK 15,902 11/22/19 4
Bank of Montreal AUD 2,100 USD 1,447 12/18/19 (2)
Bank of Montreal CHF 2,909 USD 2,934 11/22/19 (19)
Bank of Montreal EUR 7,898 USD 8,640 11/08/19 (172)
Bank of Montreal EUR 312 USD 346 11/22/19 (2)
Bank of Montreal GBP 1,522 USD 1,876 11/08/19 (95)
Bank of Montreal JPY 102,280 USD 943 11/22/19 (5)
Bank of Montreal JPY 389,643 USD 3,593 11/22/19 (19)
Bank of Montreal MXN 27,000 USD 1,358 12/18/19 (36)
Bank of Montreal NOK 4,978 USD 542 11/22/19 1
Bank of Montreal NOK 18,314 USD 1,991 11/22/19 —
Bank of Montreal NZD 2,200 USD 1,418 12/18/19 6
Bank of New York USD 5,676 AUD 8,400 12/18/19 121
Bank of New York USD 1,465 CAD 1,925 12/18/19 (3)
Bank of New York USD 33 EUR 30 11/08/19 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
364 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 8,890 EUR 7,969 11/08/19 —
Bank of New York USD 18 GBP 14 11/08/19 —
Bank of New York USD 2,202 GBP 1,700 11/08/19 —
Bank of New York USD 1,456 JPY 155,000 12/18/19 (17)
Bank of New York AUD 2,100 USD 1,446 12/18/19 (3)
Bank of New York EUR 7,898 USD 8,623 11/08/19 (187)
Bank of New York EUR 7,969 USD 8,906 12/06/19 —
Bank of New York GBP 1,522 USD 1,874 11/08/19 (98)
Bank of New York GBP 1,700 USD 2,204 12/06/19 —
Bank of New York MXN 27,000 USD 1,361 12/18/19 (34)
Bank of New York NZD 2,200 USD 1,416 12/18/19 5
BNP Paribas GBP 10,007 USD 12,919 11/26/19 (52)
Brown Brothers Harriman USD 5,430 MXN 108,000 12/18/19 146
Brown Brothers Harriman EUR 139 USD 155 11/08/19 —
Brown Brothers Harriman EUR 377 USD 413 11/08/19 (7)
Canadian Imperial Bank of Commerce EUR 4,456 USD 4,920 11/15/19 (52)
Citigroup USD 4,700 CAD 6,215 11/22/19 19
Citigroup USD 1,465 CAD 1,925 12/18/19 (3)
Citigroup USD 1,456 JPY 155,000 12/18/19 (17)
Citigroup AUD 2,100 USD 1,447 12/18/19 (3)
Citigroup EUR 7,898 USD 8,625 11/08/19 (185)
Citigroup EUR 1,219 USD 1,350 11/22/19 (11)
Citigroup GBP 1,522 USD 1,874 11/08/19 (98)
Citigroup MXN 27,000 USD 1,361 12/18/19 (33)
Citigroup NZD 2,200 USD 1,417 12/18/19 5
Citigroup PEN 9,225 USD 2,714 11/22/19 (43)
Commonwealth Bank of Australia CHF 11,419 USD 11,491 11/22/19 (99)
JPMorgan Chase USD 224 EUR 202 11/04/19 1
JPMorgan Chase EUR 202 USD 224 11/26/19 (1)
JPMorgan Chase EUR 373 USD 416 11/26/19 (1)
JPMorgan Chase EUR 400 USD 446 11/26/19 (1)
JPMorgan Chase EUR 1,231 USD 1,367 11/26/19 (7)
JPMorgan Chase GBP 1,730 USD 2,223 11/26/19 (19)
Royal Bank of Canada USD 1,465 CAD 1,925 12/18/19 (3)
Royal Bank of Canada USD 1,702 GBP 1,326 11/22/19 16
Royal Bank of Canada USD 1,458 JPY 155,000 12/18/19 (18)
Royal Bank of Canada USD 6,737 SEK 66,029 11/22/19 107
Royal Bank of Canada AUD 2,100 USD 1,448 12/18/19 (2)
Royal Bank of Canada CAD 7,700 USD 5,778 12/18/19 (69)
Royal Bank of Canada EUR 90 USD 100 11/08/19 (1)
Royal Bank of Canada EUR 7,898 USD 8,641 11/08/19 (169)
Royal Bank of Canada GBP 1,522 USD 1,878 11/08/19 (94)
Royal Bank of Canada MXN 27,000 USD 1,361 12/18/19 (34)
Royal Bank of Canada NZD 2,200 USD 1,418 12/18/19 6
Standard Chartered USD 8,892 EUR 7,969 11/08/19 (2)
Standard Chartered USD 2,202 GBP 1,700 11/08/19 —
Standard Chartered EUR 7,969 USD 8,908 12/06/19 2
Standard Chartered GBP 1,700 USD 2,204 12/06/19 —
Standard Chartered GBP 4,500 USD 5,569 12/18/19 (270)
Standard Chartered SEK 55,400 USD 5,641 12/18/19 (112)
State Street USD 3 CLP 1,906 11/22/19 —
State Street USD 22 CLP 15,978 11/22/19 (1)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 365
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 100 EUR 90 11/08/19 —
State Street USD 489 EUR 444 11/08/19 7
State Street USD 1,456 EUR 1,305 11/08/19 —
State Street USD 20 HKD 159 11/22/19 —
State Street USD 23 HKD 184 11/22/19 —
State Street USD 29 HUF 8,737 11/22/19 1
State Street USD 1,180 IDR 16,589,138 11/22/19 (4)
State Street USD 4,610 IDR 66,545,937 11/22/19 105
State Street USD 5,472 JPY 582,000 12/18/19 (67)
State Street USD 60 KRW 70,503 11/22/19 1
State Street USD 145 KRW 170,961 11/22/19 2
State Street USD 709 MYR 2,964 11/22/19 3
State Street USD 2,747 MYR 11,476 11/22/19 8
State Street USD 12 PEN 39 11/22/19 —
State Street USD 44 PEN 147 11/22/19 —
State Street USD 38 PLN 147 11/22/19 1
State Street USD 1,205 RUB 77,056 11/22/19 (6)
State Street USD 4,499 RUB 302,735 11/22/19 210
State Street USD 31 SGD 43 11/22/19 —
State Street USD 33 SGD 45 11/22/19 —
State Street USD 17 THB 510 11/22/19 —
State Street USD 37 THB 1,127 11/22/19 —
State Street USD 39 TRY 230 11/22/19 1
State Street USD 116 TRY 692 11/22/19 5
State Street USD 34 TWD 1,037 11/22/19 —
State Street USD 38 TWD 1,162 11/22/19 —
State Street USD 6 ZAR 82 11/22/19 —
State Street CLP 549,911 USD 755 11/22/19 13
State Street CLP 1,935,690 USD 2,734 11/22/19 122
State Street EUR 55 USD 61 11/08/19 —
State Street EUR 1,331 USD 1,456 11/08/19 (29)
State Street EUR 1,303 USD 1,456 12/06/19 —
State Street GBP 1,296 USD 1,594 11/15/19 (85)
State Street HUF 3,044 USD 10 11/22/19 —
State Street IDR 49,238 USD 3 11/22/19 —
State Street IDR 1,826,581 USD 129 11/22/19 (1)
State Street KRW 1,341,979 USD 1,144 11/22/19 (3)
State Street KRW 5,680,433 USD 4,711 11/22/19 (145)
State Street MXN 266 USD 14 11/22/19 —
State Street MXN 637 USD 33 11/22/19 —
State Street MYR 72 USD 17 11/22/19 —
State Street MYR 139 USD 33 11/22/19 —
State Street PEN 2,346 USD 699 11/22/19 (2)
State Street PLN 73 USD 19 11/22/19 (1)
State Street RUB 2,569 USD 40 11/22/19 —
State Street RUB 6,905 USD 107 11/22/19 —
State Street TWD 14,680 USD 481 11/22/19 (1)
State Street TWD 60,290 USD 1,936 11/22/19 (46)
State Street ZAR 1,218 USD 83 11/22/19 2
Toronto Dominion Bank USD 8,896 EUR 7,969 11/08/19 (6)
Toronto Dominion Bank USD 2,204 GBP 1,700 11/08/19 (2)
Toronto Dominion Bank EUR 7,969 USD 8,912 12/06/19 6

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
366 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank GBP 1,700 USD 2,206 12/06/19 2
UBS USD 8,893 EUR 7,969 11/08/19 (4)
UBS USD 2,205 GBP 1,700 11/08/19 (3)
UBS EUR 7,969 USD 8,909 12/06/19 3
UBS GBP 1,700 USD 2,207 12/06/19 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1,625)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Purchase
USD 17,500 (1.000%)
(2)
12/20/24
858 (70) 788
CMBX NA Index Goldman Sachs
Sell
USD 33,000 5.000%
(2)
12/20/24
2,394 160 2,554
CMBX NA Index Morgan Stanley
Sell
USD 8,000 1.000%
(2)
12/20/24
173 11 184
CMBX NA Index Morgan Stanley
Sell
USD 9,000 5.000%
(2)
12/20/24
1,321 (26) 1,295
CMBX NA Index Morgan Stanley
Sell
USD 20,000 1.000%
(2)
12/20/24
(915) 14 (901)
Total Open Credit Indices Contracts (å) 3,831 89 3,920
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Argentina $ — $ 3,938 $ — $ — $ 3,938 0.6
Australia — 507 — — 507 0.1
Austria — 2,717 — — 2,717 0.4
Azerbaijan — 877 — — 877 0.1
Bahamas — 2,126 — — 2,126 0.3
Bahrain — 2,287 — — 2,287 0.3
Belarus — 745 — — 745 0.1
Bermuda — 1,149 — — 1,149 0. 2
Brazil — 5,426 — — 5,426 0.8
Canada — 11,823 — — 11,823 1.7
Cayman Islands — 11, 877 — — 11, 877 1. 7

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 367
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Chile — 3,050 — — 3,050 0.4
China — 1,409 — — 1,409 0. 2
Colombia — 4,123 — — 4,123 0.6
Costa Rica — 2,858 — — 2,858 0. 4
Czech Republic — 462 — — 462 0.1
Denmark — 4,071 — — 4,071 0.6
Dominican Republic — 3,453 — — 3,453 0.5
Ecuador — 2,123 — — 2,123 0. 3
Egypt — 4,501 — — 4,501 0.6
El Salvador — 2,096 — — 2,096 0.3
Ethiopia — 1,047 — — 1,047 0.2
Finland — 1,925 — — 1,925 0.3
France — 7,223 — — 7,223 1 . 0
Gabon — 497 — — 497 0.1
Georgia — 601 — — 601 0.1
Germany — 12,007 — — 12,007 1. 7
Ghana — 1,057 — — 1,057 0. 1
Guernsey — 726 — — 726 0.1
Honduras — 550 — — 550 0.1
Hong Kong — 1,662 — — 1,662 0. 2
India — 206 — — 206 —
*
Indonesia — 4,238 — — 4,238 0.6
Iraq — 960 — — 960 0.1
Ireland — 2,253 — — 2,253 0. 3
Israel — 550 — — 550 0.1
Italy — 10,824 — — 10,824 1. 5
Japan — 1,539 — — 1,539 0. 2
Jersey — 2,256 — — 2,256 0. 3
Jordan — 1,260 — — 1,260 0.2
Kazakhstan — 662 — — 662 0.1
Kenya — 1,061 — — 1,061 0. 2
Lebanon — 1,105 — — 1,105 0. 2
Luxembourg — 14,845 — — 14,845 2.1
Mexico — 11,281 — — 11,281 1.6
Mongolia — 367 — — 367 0.1
Morocco — 913 — — 913 0. 1
Mozambique — 1,126 — — 1,126 0.2
Netherlands — 13,385 — — 13,385 1 . 9
Nigeria — 1,536 — — 1,536 0. 2
Norway — 282 — — 282 —
*

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
368 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Oman — 1,539 — — 1,539 0. 2
Pakistan — 2,712 — — 2,712 0.4
Panama — 634 — — 634 0.1
Paraguay — 670 — — 670 0.1
Peru — 2,525 — — 2,525 0. 4
Philippines — 753 — — 753 0.1
Puerto Rico — 424 — — 424 0.1
Qatar — 817 — — 817 0. 1
Russia — 2,436 — — 2,436 0. 3
Saudi Arabia — 3,421 — — 3,421 0.5
Senegal — 245 — — 245 —
*
Singapore — 1,444 — — 1,444 0.2
South Africa — 5,143 — — 5,143 0.7
South Korea — 282 — — 282 —
*
Spain — 2,389 — — 2,389 0. 3
Sri Lanka — 2,006 — — 2,006 0.3
Sweden — 4,310 — — 4,310 0. 6
Thailand — 774 — — 774 0.1
Trinidad and Tobago — 834 — — 834 0.1
Tunisia — 773 — — 773 0.1
Turkey — 6,010 — — 6,010 0. 8
Ukraine — 183 — — 183 —
*
United Arab Emirates — 1,309 — — 1,309 0.2
United Kingdom — 38,834 — — 38,834 5. 5
United States — 31 7 , 033 1, 590 — 31 8 , 6 2 3 4 5 . 0
Venezuela, Bolivarian Republic of — 927 — — 927 0.1
Virgin Islands, British — 2,992 — — 2,992 0. 4
Common Stocks — 375 5,014
—
5, 389 0. 8
Preferred Stocks — — 2,554 — 2,554 0.4
Warrants & Rights — — — — — —
Short-Term Investments — 8 , 969 151 102,864 111, 9 8 4 15. 8
Total Investments — 580,325 9,309 102,864 692,498 97. 9
Other Assets and Liabilities, Net 2. 1
100.0
Other Financial Instruments
Assets
Futures Contracts 1,1 03 — — — 1,1 03 0. 2
Foreign Currency Exchange Contracts — 1,14 0 — — 1,14 0 0.2
Credit Default Swap Contracts — 4,821 — — 4,821 0.7

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 369
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
A
Liabilities
Futures Contracts (591) — — — (591) (0.1)
Foreign Currency Exchange Contracts — (2,7 65 ) — — (2,7 65 ) (0. 4 )
Credit Default Swap Contracts — (901) — — (901) (0.1)
Total Other Financial Instruments
**
$ 512 $ 2,295 $ — $ — $ 2,807
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Weighted Average Fair Value ($)
Long-Term Fixed Income
Investments
United States Other* $ 1,590
Common Stocks
United States Discounted cash flow*** Discount rate** 12.9% - 17.1% 15.8% 4,826
Market approach*** EBITDA multiple**** 5.5x - 7.25x 6.71x
Discount to guideline
comparables .68% - 11.44% 4.01%
United States Other* 188
Preferred Stocks
United States Market approach EBITDA multiple**** 9.1x 2,554
Discount to guideline
comparables 8.3%
Short-Term Investments
United States Other* 151
Total Investments $ 9,309
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2019 were less than 1% of net assets
** The discount rates were determined by calculating the weighted average cost of capital for the companies .
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow. .
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBITDA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2019 were as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
370 Opportunistic Credit Fund
Category and Subcategory
Beginning
Balance
11/1/2018
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Transfers
into Level
3
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
10/31/2019
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
10/31/2019
Long-Term Fixed Income
Investments
Cayman Islands $ 1,000 $ — $ — $ — $ — $ — $ 1,000 $ — $ — $ —
United States 518 1,705 161 — — — 518 46 1,590 46
Common Stocks 8,731 505 — — — — — (4,222) 5,014 (4,222)
Preferred Stock 2,095 — — — — — — 459 2,554 459
Short-Term Investments 276 138 255 — — — — (8) 151 (8)
Total Investments
$ 12,620 $ 2,348 $ 416 $ — $ — $ — $ 1,518 $ (3,725) $ 9,309 $ (3,725)
Amounts in thousands
Investment Type
Fair Value
$
Long-Term Fixed Income Investments
Asset-Backed Securities ......................................................
32,336
Corporate Bonds and Notes ..................................................
195,603
International Debt ................................................................
173,465
Loan Agreements .................................................................
5,554
Mortgage-Backed Securities ................................................
81,012
Non-US Bonds .....................................................................
83,587
United States Government Treasuries ..................................
1,015
Common Stocks
Materials and Processing .....................................................
3,332
Producer Durables ...............................................................
1,681
Utilities ................................................................................
375
Preferred Stocks
Producer Durables ...............................................................
2,554
Warrants & Rights ..................................................................
—
Short-Term Investments
Corporate Bonds and Notes ..................................................
2,502
Government Treasury ...........................................................
3,180
International Debt ................................................................
3,438
Investment Company ............................................................
102,864
Total Investments .................................................................... 692,498

Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 371
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,14 0 $ —
Variation margin on futures contracts* — — 1,103
Credit default swap contracts, at fair value 4,82 1 — —
Total
$ 4,82 1 $ 1,14 0 $ 1,103
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 591
Unrealized depreciation on foreign currency exchange contracts — 2,7 65 —
Credit default swap contracts, at fair value 901 — —
Total
$ 901 $ 2,7 65 $ 591
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 2, 513
Interest rate swap contracts — — 91
Credit default swap contracts 831 — —
Foreign currency exchange contracts — 11,365 —
Total
$ 831 $ 11,365 $ 2, 604
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 1,857
Credit default swap contracts 8 9 — —
Foreign currency exchange contracts — (4,679) —
Total
$ 8 9 $ (4,679) $ 1,857
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
372 Opportunistic Credit Fund
Amounts in thousands
T
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,140 $ — $ 1,140
Credit Default Swap Contracts Credit default swap contracts, at fair value 4,821 — 4,821
Total Financial and Derivative Assets
5,961 — 5,961
Financial and Derivative Assets not subject to a netting agreement
(4,820) — (4,820)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,141 $ — $ 1,141
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 107 $ 107 $ — $ —
Bank of Montreal
106 67 — 39
Bank of New York
127 58 — 69
Brown Brothers Harriman
147 — — 147
Citigroup
25 25 — —
JPMorgan Chase
1 1 — —
Royal Bank of Canada
130 6 — 124
Standard Chartered
2 2 — —
State Street
482 218 200 64
Toronto Dominion Bank
8 8 — —
UBS
6 6 — —
Total
$ 1,141 $ 498 $ 200 $ 443

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 373
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,765 $ — $ 2,765
Credit Default Swap Contracts Credit default swap contracts, at fair value 901 — 901
Total Financial and Derivative Liabilities
3,666 — 3,666
Financial and Derivative Liabilities not subject to a netting agreement
(901) — (901)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,765 $ — $ 2,765
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 232 $ 107 $ — $ 125
Bank of Montreal 380 67 — 313
Bank of New York 343 58 — 285
BNP Paribas 52 — — 52
Brown Brothers Harriman 8 — — 8
Canadian Imperial Bank of Commerce 52 — — 52
Citigroup 393 25 — 368
Commonwealth Bank of Australia 99 — — 99
JPMorgan Chase 29 1 — 28
Royal Bank of Canada 392 6 — 386
Standard Chartered 383 2 — 381
State Street 387 218 — 169
Toronto Dominion Bank 9 8 — 1
UBS 6 6 — —
Total
$ 2,765 $ 498 $ — $ 2,267
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
374 Opportunistic Credit Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 713,161
Investments, at fair value(>) ...........................................................................................................................................................
692,498
Cash ............................................................................................................................................................................................... 28
Foreign currency holdings(^) ......................................................................................................................................................... 1,643
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,140
Receivables:
Dividends and interest ....................................................................................................................................................... 8,146
Dividends from affiliated funds .......................................................................................................................................... 84
Investments sold ................................................................................................................................................................ 3, 300
Fund shares sold ................................................................................................................................................................ 487
Foreign capital gains taxes recoverable ............................................................................................................................. 10
From broker(a)(b) ............................................................................................................................................................... 6,692
Investments matured (<) ..................................................................................................................................................... 574
Variation margin on futures contracts ................................................................................................................................. 516
Credit default swap contracts, at fair value(+) ................................................................................................................................ 4,82 1
Total assets .................................................................................................................................................
719,939
Liabilities
Payables:
Due to broker ( c )( d )( e ) ........................................................................................................................................................ 736
Investments purchased ...................................................................................................................................................... 6,546
Fund shares redeemed ....................................................................................................................................................... 599
Accrued fees to affiliates .................................................................................................................................................... 402
Other accrued expenses ..................................................................................................................................................... 221
Variation margin on futures contracts ................................................................................................................................. 1
Unfunded loan commitment ............................................................................................................................................... 138
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,765
Credit default swap contracts, at fair value(+) ................................................................................................................................ 901
Total liabilities .............................................................................................................................................
12,309
Net Assets ............................................................................................................................................................
$ 707,630

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 375
3
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (51,909)
Shares of beneficial interest ...........................................................................................................................................................
742
Additional paid-in capital ..............................................................................................................................................................
758,797
Net Assets ............................................................................................................................................................
$ 707,630
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 9.50
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.87
Class A — Net assets ............................................................................................................................................................. $ 4,734,206
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 498,375
Net asset value per share: Class C(#) .............................................................................................................................................
$ 9.43
Class C — Net assets ............................................................................................................................................................. $ 3,722,335
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 394,720
Net asset value per share: Class E(#) .............................................................................................................................................
$ 9.55
Class E — Net assets ............................................................................................................................................................. $ 143,822
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 15,067
Net asset value per share: Class M(#) ............................................................................................................................................
$ 9.54
Class M — Net assets ............................................................................................................................................................ $ 44,339,112
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,649,583
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 9.54
Class S — Net assets ............................................................................................................................................................. $ 530,369,319
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 55,586,010
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 9.54
Class Y — Net assets ............................................................................................................................................................. $ 124,321,548
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 13,037,062
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,678
(+)     Credit default swap contracts - premiums paid (received) $ 3,831
(<)     Investments matured - cost $ 4,552
(>)     Investments in affiliates, U.S. Cash Management Fund $ 102,864
(a)     Receivable from Broker for Futures $ 4,614
(b)     Receivable from Broker for Swaps $ 2,078
(c)      Due to Broker for Futures $ 415
(d)     Due to Broker for Swaps $ 121
(e)      Due to Broker for Forwards $ 200
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
376 Opportunistic Credit Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,837
Dividends from affiliated funds ......................................................................................................................................... 977
Interest .............................................................................................................................................................................. 33,278
Less foreign taxes withheld ............................................................................................................................................... (5)
Total investment income ...............................................................................................................................................................
38,087
Expenses
Advisory fees .................................................................................................................................................................... 5,844
Administrative fees ........................................................................................................................................................... 283
Custodian fees ................................................................................................................................................................... 259
Distribution fees - Class A ................................................................................................................................................ 13
Distribution fees - Class C ................................................................................................................................................ 30
Transfer agent fees - Class A ............................................................................................................................................ 10
Transfer agent fees - Class C ............................................................................................................................................. 8
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 65
Transfer agent fees - Class S ............................................................................................................................................. 815
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 235
Registration fees ............................................................................................................................................................... 120
Shareholder servicing fees - Class C ................................................................................................................................. 10
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ...................................................................................................................................................................... 112
Miscellaneous ................................................................................................................................................................... 26
Expenses before reductions .............................................................................................................................................. 7,855
Expense reductions ........................................................................................................................................................... (2,452)
Net expenses .................................................................................................................................................................................
5,403
Net investment income (loss) ........................................................................................................................................................
32,684
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (10,98 1 )
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 2,513
Foreign currency exchange contracts ................................................................................................................................ 11,365
Interest rate swap contracts ............................................................................................................................................... 91
Credit default swap contracts ............................................................................................................................................ 831
Foreign currency-related transactions ............................................................................................................................... (187)
Net realized gain (loss) ..................................................................................................................................................................
3,63 4
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 12,4 29
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 1,857
Foreign currency exchange contracts ................................................................................................................................ (4,679)
Credit default swap contracts ............................................................................................................................................ 8 9
Investment matured .......................................................................................................................................................... (2,431)
Foreign currency-related transactions ............................................................................................................................... 7 9

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 377
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... 7,347
Net realized and unrealized gain (loss) ......................................................................................................................................... 10,981
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 43,665
**      Less than $500.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
378 Opportunistic Credit Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 32,684 $ 42,036
Net realized gain (loss) ...................................................................................................................... 3,63 4 307
Net change in unrealized appreciation (depreciation) ....................................................................... 7,34 7 (56,511)
Net increase (decrease) in net assets from operations ............................................................................. 43,665 (14,168)
Distributions
To shareholders
Class A .......................................................................................................................................... (264) (320)
Class C .......................................................................................................................................... (186) (263)
Class E .......................................................................................................................................... (14) (19)
Class M ......................................................................................................................................... (1,633) (1,987)
Class S ........................................................................................................................................... (22,889) (34,363)
Class Y .......................................................................................................................................... (7,306) (15,998)
Net decrease in net assets from distributions .......................................................................................... (32,292) (52,950)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 51,840 (398,869)
Total Net Increase (Decrease) in Net Assets ..........................................................................
63,213 (465,987)
Net Assets
Beginning of period .................................................................................................................................
644,417 1,110,404
End of period ..........................................................................................................................................
$ 707,630 $ 644,417

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 379
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 42 $ 396 264 $ 2,520
Proceeds from reinvestment of distributions 28 258 32 308
Payments for shares redeemed (157) (1,465) (289) (2,749)
Net increase (decrease)
(87) (811) 7 79
Class C
Proceeds from shares sold 20 184 82 795
Proceeds from reinvestment of distributions 20 186 27 263
Payments for shares redeemed (122) (1,126) (244) (2,343)
Net increase (decrease)
(82) (756) (135) (1,285)
Class E
Proceeds from shares sold 1 5 1 12
Proceeds from reinvestment of distributions 1 12 2 17
Payments for shares redeemed (21) (198) (6) (59)
Net increase (decrease)
(19) (181) (3) (30)
Class M
Proceeds from shares sold 3,005 28,39 7 1,794 17,563
Proceeds from reinvestment of distributions 174 1,63 3 204 1,987
Payments for shares redeemed (1,219) (11,464) (2,626) (25,062)
Net increase (decrease)
1,960 18,566 (628) (5,512)
Class S
Proceeds from shares sold 26,031 247,293 17,393 169,470
Proceeds from reinvestment of distributions 2,446 22,793 3,517 34,188
Payments for shares redeemed (22,796) (213,713) (34,868) (334,139)
Net increase (decrease)
5,681 56,373 (13,958) (130,481)
Class Y
Proceeds from shares sold 703 6,641 437 4,259
Proceeds from reinvestment of distributions 785 7,306 1,636 15,998
Payments for shares redeemed (3,780) (35,298) (28,577) (281,897)
Net increase (decrease)
(2,292) (21,351) (26,504) (261,640)
Total increase (decrease)
5,161 $ 51,840 (41,221) $ (398,869)

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
380 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 9.30 .50 .19 .69 (.49) —
October 31, 2018 10.03 .44 (.63) (.19) (.54) —
October 31, 2017 9.69 .48 .21 .69 (.35) —
October 31, 2016 9.11 .46 .42 .88 (.30) —
October 31, 2015 9.97 .49 (.82) (.33) (.47) (.06)
Class C
October 31, 2019 9.24 .43 .18 .61 (.42) —
October 31, 2018 9.97 .3 7 (.63) (.2 6 ) (.47) —
October 31, 2017 9.64 .40 .22 .62 (.29) —
October 31, 2016 9.06 .39 .42 .81 (.23) —
October 31, 2015 9.93 .41 (.81) (.40) (.41) (.06)
Class E
October 31, 2019 9.34 .51 .1 9 . 70 (.49) —
October 31, 2018 10.08 .44 (.64) (.20) (.54) —
October 31, 2017 9.70 .47 .23 .70 (.32) —
October 31, 2016 9.12 .46 .42 .88 (.30) —
October 31, 2015 9.99 .49 (.83) (.34) (.47) (.06)
Class M
October 31, 2019 9.33 .5 0 .2 3 .7 3 (.52) —
October 31, 2018 10.07 .47 (.6 5 ) (.1 8 ) (.56) —
October 31, 2017(8) 9.60 .31 .28 .59 (.12) —
Class S
October 31, 2019 9.34 .5 3 .1 8 .71 (.51) —
October 31, 2018 10.07 .4 7 (.6 4 ) (.17) (.56) —
October 31, 2017 9.72 .50 .22 .72 (.37) —
October 31, 2016 9.14 .49 .41 .90 (.32) —
October 31, 2015 10.00 .51 (.81) (.30) (.50) (.06)
Class Y
October 31, 2019 9.33 .5 3 . 20 .73 (.52) —
October 31, 2018 10.07 .48 (.65) (.17) (.57) —
October 31, 2017 9.72 .51 .22 .73 (.38) —
October 31, 2016 9.14 .49 .42 .91 (.33) —
October 31, 2015 10.00 .52 (.82) (.30) (.50) (.06)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 381
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.49) 9.50 7.65 4,734 1.63 1.19 5.33 65
(.54) 9.30 (2.01) 5,442 1.62 1.17 4.5 7 82
(.35) 10.03 7.32 5,799 1.57 1.13 4.89 81
(.30) 9.69 9.81 5,501 1.58 1.14 5.02 68
(.53) 9.11 (3.35) 4,849 1.58 1.15 5.18 98
(.42) 9.43 6.79 3,722 2.38 1.94 4.59 65
(.47) 9.24 (2.73) 4,401 2.37 1.92 3. 81 82
(.29) 9.97 6.56 6,094 2.32 1.88 4.14 81
(.23) 9.64 9.03 8,192 2.33 1.89 4.27 68
(.47) 9.06 (4.14) 9,711 2.32 1.90 4.40 98
(.49) 9.5 5 7.72 144 1.63 1.19 5. 43 65
(.54) 9.34 (2.11) 320 1.62 1.17 4.5 6 82
(.32) 10.08 7.40 376 1.56 1.12 4.99 81
(.30) 9.70 9.80 36,334 1.58 1.14 5.00 68
(.53) 9.12 (3.44) 31,022 1.58 1.15 5.22 98
(.52) 9.5 4 8.06 44,339 1.38 .89 5. 36 65
(.56) 9.33 (1.82) 25,104 1.36 .87 4.8 3 82
(.12) 10.07 6.20 33,399 1.33 .83 5.05 81
(.51) 9.54 7.89 530,369 1.38 .94 5. 60 65
(.56) 9.34 (1.76) 466,060 1.37 .92 4.7 9 82
(.37) 10.07 7.64 643,262 1.32 .88 5.13 81
(.32) 9.72 10.05 1,351,075 1.33 .89 5.23 68
(.56) 9.14 (3.11) 1,101,648 1.33 .90 5.45 98
(.52) 9.54 8.09 124,322 1.18 .86 5. 6 7 65
(.57) 9.33 (1.89) 143,090 1.17 .84 4.88 82
(.38) 10.07 7.72 421,474 1.13 .80 5.22 81
(.33) 9.72 10.13 632,069 1.14 .81 5.34 68
(.56) 9.14 (3.04) 601,918 1.13 .82 5.56 98

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
382 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 341,744
Administration fees 24,466
Distribution fees 3,410
Shareholder servicing fees 836
Transfer agent fees 30,653
Trustee fees 969
$ 402,078
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 102,862 $ 658,737 $ 658,740 $ 2 $ 3 $ 102,864 $ 977 $ —
$ 102,862 $ 658,737 $ 658,740 $ 2 $ 3 $ 102,864 $ 977 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 719,639,439 $ 18,758,777 $ (42,439,075) $ (23,680, 298 ) $ 13,663,535 $ (38,113,043)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 32,292,620 $ — $ — $ 52,950,641 $ — $ —
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
1

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
384 Unconstrained Total Return Fund
I
Unconstrained Total Return Fund
-
Class A
‡
Total
Return
1 Year (0 .36)%
Inception* 1 .34%§
Unconstrained Total Return Fund
-
Class C
Total
Return
1 Year 2 .74%
Inception* 1 .84%§
Unconstrained Total Return Fund
-
Class M
‡‡
Total
Return
1 Year 3 .91%
Inception* 2 .94%§
Unconstrained Total Return Fund
-
Class S
Total
Return
1 Year 3 .80%
Inception* 2 .85%§
Unconstrained Total Return Fund
-
Class Y
Total
Return
1 Year 4 .00%
Inception* 3 .06%§
ICE BofAML 3-Month Treasury Bill Index **
Total
Return
1 Year 2 .40%
Inception* 1 .55%§

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Unconstrained Total Return Fund 385
The Unconstrained Total Return Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission (“SEC”) permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2019, the Fund had five money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class M, Class S and Class Y Shares gained 3.55%,
2.74%, 3.91%, 3.80% and 4.00%, respectively. This is compared to the Fund’s benchmark, the ICE BofAML 3-Month U.S. Treasury
Bill Index, which gained 2.40% during the same period. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Nontraditional Bond Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 4.19%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the period, government bonds posted positive returns. This was partially a result of weakening global economic data, primarily in manufacturing and trade, causing central banks around the globe to cut interest rates. Corporate bonds also benefited from the tailwind of falling interest rates, although concerns around economic growth caused some underperformance relative to
government bonds. However, the increase in the yield spread
relative to government bonds was limited and overall returns were still strong as risk markets performed well.
Securitized debt fared slightly better than corporate bonds, as certain sectors of the market benefited more from the falling interest rate environment.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund performed in-line with expectations during a period that was more beneficial to traditional fixed income portfolios.
RIM has designed the Fund to have low sensitivity to interest rates, and thus the Fund did not have as strong of a return in comparison to traditional fixed income portfolios as interest rates fell. The sectors of the portfolio that had higher sensitivity to the falling interest rate environment provided the best returns.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, the Fund received strong contributions from Putnam Investment Management, LLC
(“Putnam”) and Post Advisory Group, LLC (“Post”) over the period.
Putnam’s strategy takes advantage of mortgage opportunities and did particularly well as commercial property mortgage derivatives performed well throughout 2019. Post’s strategy concentrates on shorter dated maturities in high yield bonds. These bonds benefited from having more interest rate sensitivity and from the global rally in risk markets. THL Credit Advisors, LLC
manages the leveraged loan portion of the Fund, which lagged the benchmark. Leveraged loans are lower credit quality loans and therefore pay higher interest rates to lenders. However, the yield earned on these bonds was somewhat offset by price losses as the sector experienced outflows given market concerns around lower rated corporate bonds. H2O Asset Management LLP manages an
options-based strategy that benefits from higher volatility and was a drag on Fund performance as volatility was subdued throughout most of the period after a spike in late 2018.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-
of-inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The
global real yield strategy added value over the period as the long positions, specifically United States Treasuries, outperformed as interest rates fell and tightened compared to the short positions, in particular German bunds and UK gilts. With respect to the currency factor strategy, the Fund’s exposure to developed market currencies was negative.
Throughout the period, RIM also implemented tactical ‘tilts’ based on its judgments regarding shorter-term opportunities to seek to generate returns and/or mitigate risk by purchasing government bond futures and currency forward contracts. In terms of the
Fund’s tactical positioning, government bond futures were added tactically in June and again in September. These positions added value to the Fund.

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
386 Unconstrained Total Return Fund
Describe any changes to the Fund’s structure or the money
manager line-up.
In September 2019, RIM hired Hermes Investment Management
Limited in order to bring a wider opportunity set to the Fund.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
H2O Asset Management LLP Sector Specialist
Hermes Investment Management Limited Sector Specialist
Post Advisory Group, LLC Sector Specialist
Putnam Investment Management, LLC Sector Specialist
THL Credit Advisors, LLC Sector Specialist
* Assumes initial investment on September 22, 2016.
** The ICE BofAML 3-Month Treasury Bill Index is an unmanaged index tracking U.S. Treasury Bills maturing in 90 days.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Unconstrained Total Return Fund 387
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,015.20 $ 1,019.56
Expenses Paid During Period* $ 5.69 $ 5.70
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,011.60 $ 1,015.78
Expenses Paid During Period* $ 9.48 $ 9.50
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,016.90 $ 1,021.22
Expenses Paid During Period* $ 4.02 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
388 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,016.40 $ 1,020.82
Expenses Paid During Period* $ 4.42 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,017.40 $ 1,021.83
Expenses Paid During Period* $ 3.41 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 65.6%
Asset-Backed Securities - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
0.796% due 03/25/37 (Ê) 250
219
GSAA Home Equity Trust
Series 2005-15 Class 2A2
2.320% due 01/25/36 (Ê) 561
335
Legacy Mortgage Asset Trust
Series 2019-GS2 Class A2
4.250% due 01/25/59 (~)(Ê)(Þ) 190
188
Nationstar HECM Loan Trust
Series 2018-2A Class M5
6.000% due 07/25/28 (~)(Ê)(Þ) 320
316
1,058
Corporate Bonds and Notes - 20.0%
Acadia Healthcare Co., Inc.
5.125% due 07/01/22 1,900
1,917
Series WI
5.625% due 02/15/23 300
305
6.500% due 03/01/24 800
828
Acrisure LLC / Acrisure Finance, Inc.
8.125% due 02/15/24 (Þ) 500
533
ADT Corp. (The)
3.500% due 07/15/22 1,300
1,303
ADT Security Corp. (The)
6.250% due 10/15/21 1,150
1,229
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 1,623
1,672
Aircastle , Ltd.
5.500% due 02/15/22 400
425
5.000% due 04/01/23 1,400
1,499
AMC Networks, Inc.
4.750% due 12/15/22 2,675
2,691
AMN Healthcare Services, Inc.
5.125% due 10/01/24 (Þ) 2,675
2,777
Amsted Industries, Inc.
5.375% due 09/15/24 (Þ) 1,200
1,229
Anixter, Inc.
5.125% due 10/01/21 1,783
1,841
Aramark Services, Inc.
Series WI
5.125% due 01/15/24 3,000
3,093
Ashland, Inc.
4.750% due 08/15/22 775
812
Berry Global, Inc.
5.125% due 07/15/23 750
769
Berry Plastics Corp.
5.500% due 05/15/22 2,000
2,028
Boyd Gaming Corp.
6.875% due 05/15/23 1,550
1,608
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/23 (Þ) 1,800
1,843
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0003
4.000% due 03/01/23 (Þ) 1,650
1,679
Centene Corp.
4.750% due 05/15/22 300
306
4.750% due 01/15/25 2,750
2,844
CenturyLink, Inc.
Series S
6.450% due 06/15/21 650
684
Cinemark USA, Inc.
5.125% due 12/15/22 525
530
4.875% due 06/01/23 2,250
2,284
CommScope Finance LLC
5.500% due 03/01/24 (Þ) 3,550
3,597
CoreCivic , Inc.
5.000% due 10/15/22 2,075
2,057
4.625% due 05/01/23 815
763
Covanta Holding Corp.
5.875% due 03/01/24 400
411
CSC Holdings LLC
5.375% due 07/15/23 (Þ) 2,050
2,101
Drawbridge Special Opportunities Fund
LP
Series 51
5.000% due 08/01/21 (Þ) 2,300
2,324
DriveTime Automotive Group Inc /
Bridgecrest Acceptance Corp
8.000% due 06/01/21 (Þ) 600
610
Equinix , Inc.
5.375% due 01/01/22 2,100
2,141
5.375% due 04/01/23 525
536
5.750% due 01/01/25 1,000
1,034
Ford Motor Credit Co. LLC
4.140% due 02/15/23 2,475
2,523
GTT Communications, Inc.
7.875% due 12/31/24 (Þ) 451
263
Guidehouse LLP
6.286% due 05/01/25 (Ê) 714
704
HCA, Inc.
6.250% due 02/15/21 400
419
4.750% due 05/01/23 2,875
3,077
Holly Energy Partners LP / Holly Energy
Finance Corp.
6.000% due 08/01/24 (Þ) 1,025
1,067
Hospitality Properties Trust
4.350% due 10/01/24 2,000
2,046
Hughes Satellite Systems Corp.
7.625% due 06/15/21 2,350
2,531
Iron Mountain, Inc.
4.375% due 06/01/21 (Þ) 1,730
1,749
6.000% due 08/15/23 500
511
Jaguar Holding Co. II / Pharmaceutical
Product Development LLC
6.375% due 08/01/23 (Þ) 400
414
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 1,500
1,554
Lamar Media Corp.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
390 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 05/01/23 50
51
Level 3 Financing, Inc.
Series WI
5.375% due 08/15/22 1,093
1,097
LKQ Corp.
4.750% due 05/15/23 1,975
2,014
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 2,000
2,203
Moog, Inc.
5.250% due 12/01/22 (Þ) 717
727
MSCI, Inc.
5.250% due 11/15/24 (Þ) 800
822
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/23 (Þ) 200
212
Nationstar Mortgage LLC / Nationstar
Capital Corp.
6.500% due 07/01/21 561
563
Netflix, Inc.
5.500% due 02/15/22 1,975
2,094
Nexstar Broadcasting, Inc.
5.625% due 08/01/24 (Þ) 1,800
1,878
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 1,600
1,608
ON Semiconductor Corp. Term Loan B
3.786% due 09/19/26 (Ê) 750
753
Owl Rock Capital Corp.
5.250% due 04/15/24 1,500
1,595
4.000% due 03/30/25 800
801
PTC, Inc.
6.000% due 05/15/24 400
425
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ) 533
488
RegionalCare Hospital Partners
Holdings, Inc.
8.250% due 05/01/23 (Þ) 600
641
RHP Hotel Properties, LP / RHP
Finance Corp.
Series WI
5.000% due 04/15/23 1,100
1,122
SBA Communications Corp.
Series WI
4.875% due 07/15/22 875
884
4.000% due 10/01/22 1,100
1,122
Sealed Air Corp.
5.250% due 04/01/23 (Þ) 600
641
Sinclair Television Group, Inc.
5.625% due 08/01/24 (Þ) 1,000
1,030
Sirius XM Radio, Inc.
3.875% due 08/01/22 (Þ) 1,500
1,532
4.625% due 07/15/24 (Þ) 1,950
2,038
Six Flags Entertainment Corp.
4.875% due 07/31/24 (Þ) 675
697
Springleaf Finance Corp.
5.625% due 03/15/23 175
188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 03/15/24 1,950
2,133
Sprint Corp.
6.000% due 11/15/22 1,750
1,851
Standard Industries, Inc.
5.500% due 02/15/23 (Þ) 1,425
1,457
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 1,900
1,967
Sunoco, LP and Sunoco Finance Corp.
Series WI
4.875% due 01/15/23 800
821
Symantec Corp.
3.950% due 06/15/22 750
771
TEGNA, Inc.
4.875% due 09/15/21 (Þ) 1,400
1,404
Tenet Healthcare Corp.
4.625% due 07/15/24 2,300
2,369
4.625% due 09/01/24 (Þ) 1,925
1,974
T-Mobile USA, Inc.
4.000% due 04/15/22 2,300
2,374
TransDigm Group, Inc.
6.000% due 07/15/22 1,525
1,551
US Foods, Inc.
5.875% due 06/15/24 (Þ) 375
386
Valeant Pharmaceuticals International,
Inc.
7.000% due 03/15/24 (Þ) 1,350
1,412
WEX, Inc.
4.750% due 02/01/23 (Þ) 2,000
2,020
Zayo Group LLC / Zayo Capital, Inc.
Series WI Class A
6.000% due 04/01/23 3,400
3,496
122,373
International Debt - 6.3%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B
4.036% due 02/17/24 (Ê) 359
359
AI Ladder (Luxembourg) Subco Sarl
Term Loan
6.604% due 07/09/25 (Ê) 341
324
AI Mistral (Luxembourg) Subco Sarl
4.786% due 03/09/24 (Ê) 1,105
854
AIMCO
Series 2018-AA Class ER
7.201% due 01/15/28 (Ê)(Þ) 500
475
Aker BP ASA
4.750% due 06/15/24 (Þ) 975
1,014
Albea Beauty Holdings SA Term Loan
B2
5.524% due 04/12/24 (Ê) 355
340
Alpha 3 BV Term Loan B
5.104% due 01/31/24 (Ê) 328
321
Altice Financing SA 1st Lien Term Loan
4.596% due 01/05/26 (Ê) 490
471
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 09/15/22 (Þ) 2,350
2,379
Aristocrat International, Pty Ltd. 1st
Lien Term Loan
3.716% due 10/19/24 (Ê) 1,131
1,133
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
4.914% due 12/15/23 (Ê) 239
237
Bausch Health Americas, Inc. Term
Loan B
4.921% due 06/01/25 (Ê) 453
454
4.671% due 11/27/25 (Ê) 904
905
Bellemeade Re, Ltd.
Series 2018-1A Class B1
6.341% due 04/25/28 (Ê)(Þ) 410
413
Belron SA Term Loan B
4.459% due 10/26/24 (Ê) 247
247
DAE Funding LLC
4.500% due 08/01/22 (Þ) 2,000
2,036
Delta 2 (LUX ) Sarl Term Loan B
4.286% due 02/01/24 (Ê) 1,659
1,632
Diamond (BC) BV 1st Lien Term Loan
4.927% due 09/06/24 (Ê) 549
510
5.583% due 09/06/24 (Ê) 1
1
GFL Environmental, Inc. 1st Lien Term
Loan B
4.786% due 05/31/25 (Ê) 173
173
Guggenheim CLO LLC
Series 2018-1A Class DR
8.591% due 10/15/31 (Ê)(Þ) 757
686
I-Logic Technologies Bidco , Ltd. 1st
Lien Term Loan
5.104% due 12/31/24 (Ê) 448
433
Inmarsat Finance PLC
4.875% due 05/15/22 (Þ) 775
783
International Game Technology PLC
6.250% due 02/15/22 (Þ) 2,450
2,579
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.064% due 11/21/24 (Ê) 1,485
1,389
LCM XVIII, LP
Series 2018-18A Class ER
7.916% due 04/20/31 (Ê)(Þ) 750
654
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
7.690% due 07/25/31 (Ê)(Þ) 275
238
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.854% due 09/24/24 (Ê) 699
546
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
8.001% due 07/16/31 (Ê)(Þ) 700
615
Mountain View CLO XIV, Ltd.
Series 2019-1A Class E
8.710% due 04/15/29 (Ê)(Þ) 250
231
Numericable US LLC 1st Lien Term
Loan B11
4.536% due 06/22/25 (Ê) 248
240
Oaktown Re, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1A Class M2
6.091% due 04/25/27 (Ê)(Þ) 94
95
Open Text Corp.
5.625% due 01/15/23 (Þ) 2,250
2,292
Open Text Corp. 1st Lien Term Loan B
3.536% due 05/30/25 (Ê) 369
370
Ortho-Clinical Diagnostics SA 1st Lien
Term Loan B
5.306% due 06/01/25 (Ê) 347
331
Panther BF Aggregator LP Term Loan B
5.300% due 04/30/26 (Ê) 257
253
Quebecor Media, Inc.
5.750% due 01/15/23 1,300
1,407
Reliance Intermediate Holdings, LP
6.500% due 04/01/23 (Þ) 1,060
1,089
Solvay Acetow Gmbh Term Loan
7.604% due 05/31/23 (Ê) 244
228
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (Ê)(Þ) 300
244
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.651% due 04/15/31 (Ê)(Þ) 1,400
1,172
Stars Group Holdings BV Term Loan B
5.604% due 07/10/25 (Ê) 647
650
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.834% due 01/15/30 (Ê)(Þ) 250
208
Series 2018-1A Class E
7.751% due 04/15/31 (Ê)(Þ) 1,125
908
Trader Corp. Term Loan B
4.804% due 09/28/23 (Ê) 458
457
Travelport Finance Luxembourg Sarl
Term Loan
7.104% due 05/30/26 (Ê) 250
233
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
8.492% due 07/20/31 (Ê)(Þ) 2,000
1,697
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.901% due 04/15/32 (Ê)(Þ) 700
638
Videotron, Ltd.
5.000% due 07/15/22 2,500
2,630
Virgin Media Secured Finance PLC
6.000% due 10/15/24 (Þ) 400
413
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.726% due 01/20/32 (Ê)(Þ) 250
208
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.421% due 04/15/25 (Ê) 375
370
38,565
Loan Agreements - 18.0%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.286% due 09/29/24 (Ê) 1,093
1,072

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
392 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Acrisure LLC Term Loan B
5.854% due 11/22/23 (Ê) 225
219
Advanced Disposal Services, Inc. Term
Loan B3
4.086% due 11/10/23 (Ê) 247
248
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.536% due 04/03/23 (Ê) 371
366
AgroFresh , Inc. Term Loan B
6.536% due 07/31/21 (Ê) 737
651
AGS LLC 1st Lien Term Loan B
5.286% due 02/15/24 (Ê) 306
305
Albertson's LLC Term Loan B8
4.536% due 08/07/26 (Ê) 500
502
AlixPartners LLP Term Loan B
4.536% due 04/04/24 (Ê) 1,496
1,494
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.286% due 08/15/24 (Ê) 260
236
Alvogen Group, Inc. 1st Lien Term
Loan B
6.540% due 04/02/22 (Ê) 355
306
American Airlines, Inc. 1st Lien Term
Loan B
3.554% due 06/27/25 (Ê) 371
368
American Airlines, Inc. Term Loan B
3.805% due 04/28/23 (Ê) 1,100
1,098
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.313% due 05/04/25 (Ê) 371
282
Anastasia Parent LLC 1st Lien Term
Loan B
5.677% due 08/10/25 (Ê) 396
322
AP Exhaust Acquisition LLC 1st Lien
Term Loan
7.175% due 05/10/24 (Ê) 734
404
AppLovin Corp. 1st Lien Term Loan B
5.536% due 08/15/25 (Ê) 968
959
Apro LLC 2019 Delayed Term Loan
0.000% due 10/28/26 (~)(Ê)(v) 250
249
Apro LLC 2019 Term Loan B
0.000% due 10/28/26 (~)(Ê)(v) 875
871
Aramark Services, Inc. 1st Lien Term
Loan B3
3.536% due 03/11/25 (Ê) 701
701
Aretec Group, Inc. 1st Lien Term Loan
6.036% due 10/01/25 (Ê) 199
185
Ascena Retail Group, Inc. Term Loan B
6.313% due 08/21/22 (Ê) 218
116
Ascend Learning LLC Term Loan B
4.786% due 07/12/24 (Ê) 742
737
AssuredPartners , Inc. 1st Lien Term
Loan B
5.286% due 10/22/24 (Ê) 367
360
Avaya, Inc. Term Loan B
6.164% due 12/15/24 (Ê) 1,467
1,396
6.166% due 12/15/24 (Ê) 875
833
Avolon LLC 1st Lien Term Loan B3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.596% due 01/15/25 (Ê) 665
668
Bass Pro Group LLC 1st Lien Term
Loan B
6.786% due 09/25/24 (Ê) 869
837
Berry Global, Inc. Term Loan U
4.439% due 05/17/26 (Ê) 1,995
2,000
Berry Global, Inc. Term Loan W
3.878% due 10/01/22 (Ê) 336
337
Blount International, Inc. 1st Lien Term
Loan B
5.946% due 04/12/23 (Ê) 369
369
Boxer Parent Co., Inc. 1st Lien Term
Loan B
6.036% due 10/02/25 (Ê) 1,489
1,376
Brickman Group, Ltd. 1st Lien Term
Loan B
4.381% due 08/10/25 (Ê) 208
208
4.650% due 08/10/25 (~)(Ê) 172
173
Brookfield WEC Holdings, Inc. Term
Loan
5.286% due 08/01/25 (Ê) 620
616
Cabot Microelectronics Corp. 1st Lien
Term Loan B
4.063% due 11/15/25 (Ê) 449
451
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
3.786% due 10/06/24 (Ê) 1,609
1,608
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.536% due 12/22/24 (Ê) 1,743
1,715
Camelot Acquisitions, LLC Term Loan B
0.000% due 10/25/26 (~)(Ê)(v) 815
817
Canyon Valor Cos., Inc. 1st Lien Term
Loan B
4.854% due 06/16/23 (Ê) 349
349
Carestream Health, Inc. Term Loan
7.536% due 02/28/21 (Ê) 401
385
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.286% due 03/01/24 (Ê) 779
774
Charter Communications Operating, LLC
Term Loan B2
3.580% due 02/01/27 (Ê) 247
248
CHG PPC Parent LLC Term Loan B
4.536% due 03/30/25 (Ê) 370
368
CityCenter Holdings LLC Term Loan B
4.036% due 04/18/24 (Ê) 124
124
Clear Channel Outdoor Holdings, Inc.
Term Loan B
5.286% due 08/21/26 (Ê) 1,000
1,002
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
4.036% due 08/11/24 (Ê) 741
739
Commercial Barge Line Co. Term Loan
B1
10.613% due 11/12/20 (Ê) 10
5
10.676% due 11/12/20 (Ê) 628
319
Constellis Holdings LLC 1st Lien Term
Loan
6.927% due 04/18/24 (Ê) 488
244

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.583% due 04/18/24 (Ê) 1
1
Constellis Holdings LLC 2nd Lien Term
Loan
10.927% due 04/21/25 (Ê) 254
41
Cortes NP Acquisition Corp Term Loan B
5.927% due 11/30/23 (Ê) 723
680
CSC Holdings LLC 1st Lien Term Loan
4.171% due 07/17/25 (Ê) 1,697
1,687
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
6.036% due 12/01/21 (Ê) 253
231
CWGS Group LLC Term Loan
4.759% due 11/08/23 (Ê) 376
319
5.229% due 11/08/23 (~)(Ê) 1
—
DaVita, Inc. Term Loan B
4.036% due 08/12/26 (Ê) 750
752
Delek US Holdings, Inc. 1st Lien Term
Loan B
4.036% due 03/30/25 (Ê) 2,482
2,447
Dell International LLC Term Loan B
3.790% due 09/12/25 (Ê) 962
965
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
5.104% due 06/01/24 (Ê) 123
119
Dynatrace LLC 1st Lien Term Loan
4.536% due 08/23/25 (Ê) 135
136
EagleView Technology Corp. 1st Lien
Term Loan B1
5.286% due 07/31/25 (Ê) 744
716
ECI Macola /Max Holding LLC 1st Lien
Term Loan B
6.354% due 09/29/24 (Ê) 368
364
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
10.104% due 09/29/25 (Ê) 250
243
Ellie Mae, Inc. Term Loan
5.863% due 04/16/26 (Ê) 422
419
EnergySolutions LLC 1st Lien Term
Loan B
5.854% due 05/11/25 (Ê) 741
691
Ensemble RCM LLC Term Loan
6.003% due 08/01/26 (Ê) 750
749
Entegris , Inc. Term Loan B
3.786% due 11/06/25 (Ê) 372
373
Envision Healthcare Corp. 1st Lien Term
Loan B
5.536% due 10/11/25 (Ê) 447
360
Everi Payments, Inc. 1st Lien Term Loan
Series 91D
4.786% due 05/09/24 (Ê) 476
475
EVO Payments International LLC 1st
Lien Term Loan B
5.050% due 12/22/23 (Ê) 197
197
EW Scripps Co. (The) Term Loan B
4.536% due 05/01/26 (Ê) 313
312
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.286% due 07/03/24 (Ê) 588
588
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fort Dearborn Company 1st Lien Term
Loan
6.055% due 10/19/23 (Ê) 356
340
6.602% due 10/19/23 (Ê) 10
10
Gates Global, LLC Term Loan
4.536% due 03/31/24 (Ê) 601
588
Getty Images, Inc. 1st Lien Term Loan
6.313% due 02/19/26 (Ê) 744
724
GHX Ultimate Parent Corp. 1st Lien
Term Loan
5.354% due 06/30/24 (Ê) 733
715
Gray Television, Inc. 1st Lien Term
Loan C
4.511% due 11/02/25 (Ê) 372
373
Greeneden U.S. Holdings II LLC 1st
Lien Term Loan B3
5.036% due 12/01/23 (Ê) 798
778
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
4.086% due 01/31/25 (Ê) 368
369
Gruden Holdings, Inc. 1st Lien Term
Loan
7.604% due 08/18/22 (Ê) 1,183
1,174
GTT Communications, Inc. 1st Lien
Term Loan B
4.540% due 05/31/25 (Ê) 1,448
1,071
H.B. Fuller Co. 1st Lien Term Loan B
3.846% due 10/20/24 (Ê) 625
622
Hamilton HoldCo , LLC Term Loan B
4.110% due 07/02/25 (Ê) 741
742
HCA, Inc. Term Loan B12
3.536% due 03/13/25 (Ê) 99
99
HCP Acquisition LLC Term Loan
Series NCD
4.786% due 03/24/24 (Ê) 497
496
Heartland Dental LLC 1st Lien Term
Loan
3.750% due 04/30/25 (Ê) 8
8
5.536% due 04/30/25 (Ê) 362
352
HGIM Corp. 1st Lien Term Loan
8.034% due 07/02/23 (Ê) 711
558
INEOS US Finance LLC 1st Lien Term
Loan B
3.786% due 03/31/24 (Ê) 737
729
Infor (US), Inc. Term Loan B6
4.854% due 02/01/22 (Ê) 498
498
Information Resources, Inc. 1st Lien
Term Loan
6.624% due 12/03/25 (Ê) 372
347
Inovalon Holdings, Inc. Term Loan B
5.438% due 04/02/25 (Ê) 1,405
1,405
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
4.786% due 07/31/24 (Ê) 1,489
1,490
Jason, Inc. 1st Lien Term Loan
6.286% due 06/30/21 (Ê) 103
90
6.516% due 06/30/21 (Ê) 268
235
Kestra Advisory Services LLC Term
Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
394 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.360% due 06/04/26 (Ê) 375
365
Level 3 Financing, Inc. Term Loan B
4.036% due 02/22/24 (Ê) 1,250
1,251
LifeScan Global Corp. 1st Lien Term
Loan
8.056% due 10/02/24 (Ê) 465
413
8.660% due 10/02/24 (Ê) 9
8
Limetree Bay Terminals LLC Term Loan
B
5.786% due 02/15/24 (Ê) 195
186
Lions Gate Capital Holdings LLC 1st
Lien Term Loan B
4.036% due 03/24/25 (Ê) 661
639
Lower Cadence Holdings LLC Term
Loan B
5.804% due 05/10/26 (Ê) 665
617
MCC Iowa LLC 1st Lien Term Loan M
3.820% due 01/15/25 (Ê) 364
365
Medallion Midland Acquisition LLC
Term Loan
5.036% due 10/30/24 (Ê) 249
233
Messer Industries USA, Inc. 1st Lien
Term Loan B
4.604% due 10/02/25 (Ê) 746
739
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.290% due 07/03/25 (Ê) 371
365
MGM Growth Properties LLC 1st Lien
Term Loan B
3.786% due 04/25/23 (Ê) 992
994
MH Sub I LLC 1st Lien Term Loan
5.536% due 09/15/24 (Ê) 735
716
Midas Intermediate Holdco II, LLC Term
Loan B
4.850% due 08/18/21 (Ê) 746
717
Midcontinent Communications 2019
Term Loan B
4.164% due 08/15/26 (Ê) 462
464
Midwest Physician Administrative
Services, LLC 1st Lien Term Loan
4.536% due 08/15/24 (Ê) 730
715
Midwest Physician Administrative
Services, LLC 2nd Lien Term Loan
8.786% due 08/11/25 (Ê) 367
355
Mitchell International, Inc. 1st Lien
Term Loan B
5.036% due 12/01/24 (Ê) 737
693
Mitchell International, Inc. 2nd Lien
Term Loan
9.036% due 11/20/25 (Ê) 500
453
MLN US Holdco LLC 1st Lien Term
Loan
6.532% due 11/30/25 (Ê) 331
291
Navistar, Inc. 1st Lien Term Loan B
5.420% due 11/06/24 (Ê) 737
728
NCR Corp. Term Loan
4.550% due 08/08/26 (Ê) 500
500
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
4.554% due 06/20/26 (Ê) 675
677
NN, Inc. 1st Lien Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.536% due 10/19/22 (Ê) 370
359
NN, Inc. 2nd Lien Term Loan
5.036% due 04/03/21 (Ê) 359
348
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.604% due 11/27/20 (Ê) 746
606
NPC International, Inc. 1st Lien Term
Loan
5.427% due 04/20/24 (Ê) 978
555
On Assignment, Inc. 1st Lien Term Loan
B4
3.786% due 02/21/25 (Ê) 718
719
PCI Gaming Authority Term Loan
4.786% due 05/31/26 (Ê) 565
568
Pearl Intermediate Parent LLC 1
st
Lien
Term Loan
4.536% due 02/14/25 (Ê) 617
599
Penn National Gaming, Inc. 1st Lien
Term Loan B1
4.036% due 10/15/25 (Ê) 372
373
Platform Specialty Products Corp. 1st
Lien Term Loan
4.036% due 01/31/26 (Ê) 179
179
Polar US Borrower LLC 1st Lien Term
Loan
6.794% due 10/16/25 (Ê) 364
342
7.351% due 10/16/25 (Ê) 8
8
Post Holdings, Inc. Incremental Term
Loan B
3.830% due 05/24/24 (Ê) 51
52
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
5.036% due 05/01/25 (Ê) 334
330
Prime Security Services Borrower LLC/
Prime Finance, Inc. 2019 Term Loan
B1
5.247% due 09/23/26 (Ê) 1,950
1,880
Procera Networks, Inc. 1st Lien Term
Loan
6.286% due 11/02/25 (Ê) 323
317
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B
5.490% due 04/26/24 (Ê) 371
362
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.177% due 05/18/25 (Ê) 495
482
Quintiles IMS, Inc. 1st Lien Term Loan
B2
4.104% due 01/18/25 (Ê) 245
245
Rackspace Hosting, Inc. 1st Lien Term
Loan
5.287% due 11/03/23 (Ê) 2,930
2,600
Radiate Holdco LLC 1st Lien Term
Loan B
4.786% due 02/01/24 (Ê) 1,474
1,457
Radio One, Inc. 1st Lien Term Loan B
5.790% due 04/05/23 (Ê) 689
654
Red Ventures LLC 1st Lien Term Loan
B1
4.800% due 11/08/24 (Ê) 1,204
1,200

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Refinitiv US Holdings, Inc. 1st Lien
Term Loan B
5.536% due 10/01/25 (Ê) 620
623
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.304% due 11/16/25 (Ê) 1,303
1,299
Research Now Group, Inc. 1st Lien Term
Loan
7.753% due 12/20/24 (Ê) 370
368
RHP Hotel Properties, LP Term Loan B
3.790% due 05/11/24 (Ê) 291
291
Rocket Software, Inc. Term Loan
6.036% due 11/28/25 (Ê) 1,175
1,015
RPI Finance Trust Term Loan B
3.786% due 03/27/23 (Ê) 121
121
S2P Acquisition Borrower, Inc. Term
Loan
5.786% due 08/14/26 (Ê) 500
498
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.536% due 08/14/24 (Ê) 249
246
Seadrill Operating, LP Term Loan
8.104% due 02/21/21 (Ê) 812
408
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
5.036% due 12/31/25 (Ê) 248
240
Serta Simmons Bedding LLC 1st Lien
Term Loan
5.346% due 11/08/23 (Ê) 164
97
5.421% due 11/08/23 (Ê) 577
339
Sinclair Television Group, Inc. Term
Loan B2B
4.430% due 09/30/26 (Ê) 1,143
1,143
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
5.636% due 05/16/25 (Ê) 660
632
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.000% due 08/04/21 (Ê) 119
74
Southwire Co. LLC 1st Lien Term Loan B
3.536% due 05/15/25 (Ê) 420
418
Sprint Corp. Term Loan B
4.313% due 02/02/24 (Ê) 997
985
4.813% due 02/03/24 (Ê) 827
822
Starfruit Finco BV 1st Lien Term Loan B
5.190% due 10/01/25 (Ê) 449
437
Station Casinos LLC 1st Lien Term
Loan B
4.290% due 06/08/23 (Ê) 491
491
Stats Intermediate Holding LLC Term
Loan
7.300% due 07/12/26 (Ê) 306
296
Steak n Shake Operations, Inc. Term
Loan
5.540% due 03/19/21 (Ê) 447
291
SuperMoose Borrower LLC 1st Lien
Term Loan
5.536% due 08/15/25 (Ê) 331
299
Tempo Acquisition LLC Term Loan B
4.786% due 05/01/24 (Ê) 244
244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TKC Holdings, Inc. 1st Lien Term Loan
5.540% due 02/01/23 (Ê) 482
466
TMS International Corp. 1st Lien Term
Loan B2
4.619% due 08/14/24 (Ê) 189
179
5.333% due 08/14/24 (Ê) 133
126
TransDigm Group, Inc. Term Loan
4.286% due 06/09/23 (Ê) 1,469
1,462
TruGreen Limited Partnership Term
Loan B
5.536% due 03/15/26 (Ê) 249
249
Twin River Management Group, Inc.
Term Loan
4.794% due 05/10/26 (Ê) 998
998
U.S. Silica Co., Inc. 1st Lien Term Loan
B
5.813% due 05/01/25 (Ê) 370
305
Uber Technologies, Inc. 1st Lien Term
Loan
5.914% due 03/22/25 (Ê) 415
409
United Airlines, Inc. Term Loan B
3.536% due 04/01/24 (Ê) 975
977
United Natural Foods, Inc. Term Loan
6.036% due 10/22/25 (Ê) 746
596
Univar USA, Inc Term Loan B3
4.036% due 07/01/24 (Ê) 309
309
US Foods, Inc. Term Loan B
3.786% due 08/15/26 (Ê) 500
501
USI, Inc. Term Loan B
5.104% due 05/16/24 (Ê) 735
713
Varsity Brands Holding Co., Inc. 1st Lien
Term Loan
5.286% due 12/15/24 (Ê) 368
344
VeriFone Systems, Inc. 1st Lien Term
Loan
6.136% due 08/20/25 (Ê) 317
296
Vertafore , Inc. 1st Lien Term Loan B
5.036% due 07/02/25 (Ê) 3,729
3,605
VICI Properties, Inc. 1st Lien Term
Loan B
3.850% due 12/15/24 (Ê) 250
251
Virgin Media Secured Finance PLC Term
Loan
4.421% due 01/04/28 (Ê) 875
871
Web.com Group, Inc. 1st Lien Term
Loan B
5.664% due 10/11/25 (Ê) 682
663
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.600% due 08/22/24 (Ê) 203
196
5.150% due 08/22/24 (Ê) 152
146
4.620% due 05/29/25 (Ê) 1
1
WP CityMD Bidco LLC Term Loan B
6.604% due 08/07/26 (Ê) 750
734
Wyndham Hotels & Resorts, Inc. 1st
Lien Term Loan B
3.536% due 05/30/25 (Ê) 520
522
110,005
Mortgage-Backed Securities - 21.0%

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
396 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alternative Loan Trust
Series 2005-27 Class 1A1
1.424% due 08/25/35 (~)(Ê) 339
294
Series 2005-59 Class 1A1
1.109% due 11/20/35 (Ê) 316
306
Series 2006-OA10 Class 3A1
1.428% due 08/25/46 (Ê) 425
385
American Home Mortgage Investment
Trust
Series 2007-1 Class GA1C
0.360% due 05/25/47 (Ê) 1,394
884
Banc of America Commercial Mortgage
Trust
Series 2008-1 Class AJ
6.283% due 02/10/51 (~)(Ê) 11
11
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
4.467% due 10/25/35 (~)(Ê) 220
212
Series 2006-6 Class 1A1
0.541% due 11/25/36 (Ê) 506
539
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AJ
5.566% due 01/12/45 (~)(Ê) 178
157
Series 2007-T28 Class D
6.090% due 09/11/42 (~)(Ê)(Þ) 135
76
Chevy Chase Funding LLC Mortgage-
Backed Certificates
Series 2006-4A Class A2
2.657% due 11/25/47 (Ê)(Þ) 364
315
Commercial Mortgage Pass-Through
Certificates
Series 2012-CR3 Class E
4.770% due 10/15/45 (~)(Æ)(Ê)(Þ) 195
184
Commercial Mortgage Trust
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454
368
Series 2014-CR17 Class E
4.979% due 05/10/47 (~)(Ê)(Þ) 645
625
Countrywide Alternative Loan Trust
Series 2006-45T1 Class 2A7
1.578% due 02/25/37 (Ê) 250
122
Series 2006-OA10 Class 2A1
1.424% due 08/25/46 (Ê) 149
121
Series 2006-OA10 Class 4A1
2.200% due 08/25/46 (Ê) 616
557
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
6.275% due 09/15/39 (~)(Ê)(Þ) 9
9
Fannie Mae
4.500% due 2049 57
60
5.000% due 2049 99
108
30 Year TBA(Ï)
2.500% 3,000
2,983
3.500% 11,000
11,294
4.000% 24,000
24,885
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae Connecticut Avenue
Securities
Series 2015-C04 Class 1M2
6.136% due 04/25/28 (Ê) 226
248
Series 2016-C01 Class 1B
12.274% due 08/25/28 (Ê) 290
418
Series 2016-C02 Class 1B
12.688% due 09/25/28 (Ê) 608
878
Series 2016-C02 Class 1M2
6.438% due 09/25/28 (Ê) 271
295
Series 2016-C05 Class 2B
11.244% due 01/25/29 (Ê) 40
53
Series 2016-C05 Class 2M2
6.854% due 01/25/29 (Ê) 356
375
Series 2016-C07 Class 2M2
5.587% due 05/25/29 (Ê) 707
742
Series 2017-C01 Class 1B1
6.516% due 07/25/29 (Ê) 567
665
Series 2017-C02 Class 2B1
6.477% due 09/25/29 (Ê) 440
513
Series 2017-C02 Class 2M2
6.080% due 09/25/29 (Ê) 472
495
Series 2017-C03 Class 1B1
5.842% due 10/25/29 (Ê) 100
113
Series 2017-C05 Class 1B1
4.824% due 01/25/30 (Ê) 1,010
1,062
Series 2017-C06 Class 2B1
5.687% due 02/25/30 (Ê) 70
76
Series 2017-C07 Class 2B1
6.716% due 05/25/30 (Ê) 103
112
Series 2018-C01 Class 1B1
5.124% due 07/25/30 (Ê) 1,016
1,055
Series 2018-C03 Class 1B1
5.746% due 10/25/30 (Ê) 750
784
Series 2018-C03 Class 1M2
4.554% due 10/25/30 (Ê) 187
188
Series 2018-C04 Class 2M2
4.652% due 12/25/30 (Ê) 459
466
Series 2018-C05 Class 1B1
6.332% due 01/25/31 (Ê) 140
151
Series 2018-C06 Class 2B1
5.923% due 03/25/31 (Ê) 163
174
Series 2019-R02 Class 1B1
6.640% due 09/25/31 (Ê)(Þ) 306
327
Series 2019-R06 Class 2B1
5.768% due 09/25/39 (Ê)(Þ) 170
171
Fannie Mae Connecticut Avenue
Securities Trust
Series 2019-R03 Class 1B1
6.586% due 09/25/31 (Ê)(Þ) 147
156
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê) 510
87

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-140 Class GS
Interest Only STRIP
5.229% due 07/25/39 (Ê) 467
25
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 303
10
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37 752
9
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê) 617
93
Series 2012-36 Class SN
Interest Only STRIP
5.672% due 04/25/42 (Ê) 350
54
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 1,005
70
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê) 318
57
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê) 1,286
276
Series 2013-9 Class SA
Interest Only STRIP
4.327% due 03/25/42 (Ê) 2,584
389
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 5,125
234
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 739
35
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê) 829
45
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,026
238
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 850
162
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê) 1,893
323
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 432
46
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 2,071
353
Series 2016-62 Class GS
Interest Only STRIP
3.785% due 09/25/46 (Ê) 2,088
352
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê) 1,523
244
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 2,184
278
Series 2016-88 Class BS
Interest Only STRIP
3.594% due 12/25/46 (Ê) 1,984
347
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 1,249
73
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 1,431
143
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,916
251
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 739
94
Series 2017-8 Class SB
Interest Only STRIP
4.203% due 02/25/47 (Ê) 3,732
682
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 668
50
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,521
173
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 2,569
241
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 667
72
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 1,005
134
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê) 2,062
345
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,167
147
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 1,161
227
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 940
177
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,870
282

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
398 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê) 4,079
573
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 2,399
198
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê) 1,841
292
Series 2018-95 Class SL
Interest Only STRIP
3.710% due 01/25/49 (Ê) 1,599
266
Series 2019-21 Class SB
Interest Only STRIP
3.620% due 05/25/49 (Ê) 2,689
444
Series 2019-32 Class SD
Interest Only STRIP
3.608% due 06/25/49 (Ê) 3,818
693
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê) 1,878
355
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 565
43
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê) 705
83
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê) 777
124
Series 2012-3988 Class NS
Interest Only STRIP
4.554% due 01/15/42 (Ê) 1,772
334
Series 2012-4073 Class AS
Interest Only STRIP
5.512% due 08/15/38 (Ê) 357
15
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê) 904
112
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 580
27
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 1,098
149
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 5,154
220
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê) 863
120
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 894
87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 718
96
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 358
51
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 877
39
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 642
85
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 1,020
92
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 1,944
87
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 311
47
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 1,247
115
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 526
55
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 495
50
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 1,104
120
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 1,241
110
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 549
63
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 3,519
309
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 1,318
62
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,467
92
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,186
145
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 911
43

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 3,743
107
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 727
92
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê) 806
138
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,042
202
Series 2019-4878 Class SA
Interest Only STRIP
3.620% due 05/15/49 (Ê) 2,956
473
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183
186
Series 2019-3 Class M
4.750% due 10/25/58 (~)(Ê) 60
61
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,493
349
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA1 Class B
11.515% due 10/25/27 (Ê) 248
321
Series 2015-DNA2 Class B
8.541% due 12/25/27 (Ê) 518
618
Series 2015-DNA3 Class B
9.875% due 04/25/28 (Ê) 671
860
Series 2016-DNA1 Class M3
5.986% due 07/25/28 (Ê) 539
594
Series 2016-DNA3 Class M3
5.756% due 12/25/28 (Ê) 746
804
Series 2016-HQA1 Class M3
6.792% due 09/25/28 (Ê) 500
551
Series 2016-HQA2 Class M3
5.674% due 11/25/28 (Ê) 253
277
Series 2016-HQA3 Class M3
4.374% due 03/25/29 (Ê) 899
947
Series 2016-HQA4 Class M3
4.427% due 04/25/29 (Ê) 797
849
Series 2017-DNA1 Class B1
5.729% due 07/25/29 (Ê) 496
561
Series 2017-HQA1 Class B1
6.216% due 08/25/29 (Ê) 525
593
Series 2017-HQA1 Class M2
4.787% due 08/25/29 (Ê) 425
445
Series 2018-DNA2 Class B1
5.764% due 12/25/30 (Ê)(Þ) 260
271
Series 2018-DNA3 Class B2
9.768% due 09/25/48 (Ê)(Þ) 94
100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-HQA2 Class B1
6.268% due 10/25/48 (Ê)(Þ) 90
97
Series 2018-HQA2 Class B2
13.018% due 10/25/48 (Ê)(Þ) 239
301
Series 2019-DNA1 Class B2
12.768% due 01/25/49 (Ê)(Þ) 76
97
Series 2019-DNA2 Class B2
12.518% due 03/25/49 (Ê)(Þ) 161
203
Series 2019-DNA2 Class M2
4.937% due 03/25/49 (Ê)(Þ) 227
229
Series 2019-HQA1 Class M2
4.368% due 02/25/49 (Ê)(Þ) 548
552
Ginnie Mae II
3.500% due 2049 250
259
5.000% due 2049 1,382
1,466
5.500% due 2049 36
39
30 Year TBA(Ï)
4.000% 2,000
2,079
4.500% 2,000
2,094
Ginnie Mae REMICS
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,198
234
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 102
20
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 6,091
1,230
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 1,187
216
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 462
84
Series 2010-50 Class QS
Interest Only STRIP
6.018% due 12/20/38 (Ê) 936
26
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê) 1,441
97
Series 2010-167 Class SG
Interest Only STRIP
5.237% due 08/16/38 (Ê) 988
39
Series 2010-H20 Class IF
Interest Only STRIP
1.401% due 10/20/60 (~)(Ê) 1,648
80
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê) 1,121
213
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê) 1,242
88

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
400 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 886
194
Series 2011-148 Class SN
Interest Only STRIP
5.462% due 11/16/41 (Ê) 784
183
Series 2011-151 Class SC
Interest Only STRIP
5.983% due 07/16/40 (Ê) 372
28
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 159
5
Series 2011-H16 Class FI
Interest Only STRIP
1.040% due 07/20/61 (~)(Ê) 1,426
50
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,352
244
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 410
73
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê) 5,364
178
Series 2012-H11 Class FI
Interest Only STRIP
1.226% due 02/20/62 (~)(Ê) 6,571
203
Series 2012-H29 Class CI
Interest Only STRIP
1.409% due 02/20/62 (~)(Ê) 4,693
203
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 648
61
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,033
67
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 310
57
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 2,214
359
Series 2013-99 Class AS
Interest Only STRIP
5.311% due 06/20/43 (Ê) 308
42
Series 2013-182 Class SP
Interest Only STRIP
5.961% due 12/20/43 (Ê) 253
54
Series 2013-184 Class SK
Interest Only STRIP
3.547% due 12/20/43 (Ê) 2,039
378
Series 2013-H15 Class CI
Interest Only STRIP
1.772% due 07/20/63 (~)(Ê) 2,622
90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê) 3,611
131
Series 2014-27 Class S
Interest Only STRIP
3.619% due 02/20/44 (Ê) 1,994
380
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 514
39
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê) 1,678
312
Series 2014-60 Class SE
Interest Only STRIP
5.574% due 04/20/44 (Ê) 437
77
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 453
86
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 2,366
471
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,758
92
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 393
52
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,856
322
Series 2014-H06 Class BI
Interest Only STRIP
1.482% due 02/20/64 (~)(Ê) 2,078
98
Series 2014-H06 Class TR
Interest Only STRIP
1.429% due 03/20/64 (~)(Ê) 2,500
104
Series 2014-H08 Class BI
Interest Only STRIP
1.454% due 04/20/64 (~)(Ê) 2,504
195
Series 2014-H08 Class CI
Interest Only STRIP
1.485% due 03/20/64 (~)(Ê) 2,738
121
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê) 2,114
85
Series 2014-H11 Class GI
Interest Only STRIP
1.480% due 06/20/64 (~)(Ê) 2,510
176
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê) 2,847
128
Series 2014-H23 Class BI
Interest Only STRIP
1.564% due 11/20/64 (~)(Ê) 3,294
247

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê) 2,763
198
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,824
163
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 613
124
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 1,230
117
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 368
69
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 638
82
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 590
115
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 875
47
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 332
57
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 858
105
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 976
102
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 494
72
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,580
159
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 621
119
Series 2015-H01 Class BI
Interest Only STRIP
1.567% due 01/20/65 (~)(Ê) 5,153
343
Series 2015-H03 Class DI
Interest Only STRIP
1.884% due 01/20/65 (~)(Ê) 2,228
201
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê) 2,725
228
Series 2015-H08 Class BI
Interest Only STRIP
2.082% due 03/20/65 (~)(Ê) 920
77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê) 361
27
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê) 923
79
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê) 664
64
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê) 440
28
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê) 2,954
284
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê) 1,173
47
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê) 851
63
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê) 497
43
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 1,178
176
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,492
245
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 463
59
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 483
86
Series 2016-77 Class SC
Interest Only STRIP
5.574% due 10/20/45 (Ê) 544
105
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 623
79
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,277
50
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 314
27
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 381
53
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,980
375

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
402 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 760
33
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê) 1,069
7
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê) 661
48
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~)(Ê) 1,416
135
Series 2016-H12 Class AI
Interest Only STRIP
1.643% due 07/20/65 (~)(Ê) 2,870
218
Series 2016-H14 Class AI
Interest Only STRIP
2.467% due 06/20/66 (~)(Ê) 3,285
347
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê) 1,680
178
Series 2016-H17 Class DI
Interest Only STRIP
1.999% due 07/20/66 (~)(Ê) 2,427
237
Series 2016-H18 Class QI
Interest Only STRIP
1.975% due 06/20/66 (~)(Ê) 2,166
254
Series 2016-H20 Class BI
Interest Only STRIP
1.562% due 09/20/66 (~)(Ê) 2,450
153
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê) 2,151
176
Series 2016-H23 Class NI
Interest Only STRIP
2.830% due 10/20/66 (~)(Ê) 3,120
340
Series 2016-H24 Class CI
Interest Only STRIP
1.703% due 10/20/66 (~)(Ê) 3,889
304
Series 2016-H24 Class JI
Interest Only STRIP
2.721% due 11/20/66 (~)(Ê) 1,474
169
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 709
38
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 824
64
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,654
80
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 775
104
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 1,004
214
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,657
330
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 623
128
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 2,236
439
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 2,357
277
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 930
144
Series 2017-120 Class IJ
Interest Only STRIP
4.000% due 04/20/47 2,858
243
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 1,010
231
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 508
77
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 1,059
178
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 914
171
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,469
158
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,982
564
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 1,146
86
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê) 4,418
450
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê) 1,957
215
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê) 3,955
502
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê) 1,788
268

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class HI
Interest Only STRIP
1.543% due 01/20/67 (~)(Ê) 3,580
239
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê) 4,229
567
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê) 3,799
422
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê) 1,806
121
Series 2017-H06 Class MI
Interest Only STRIP
2.170% due 02/20/67 (~)(Ê) 2,764
321
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê) 1,317
214
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê) 2,823
367
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê) 4,976
585
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê) 4,650
449
Series 2017-H10 Class MI
Interest Only STRIP
1.714% due 04/20/67 (~)(Ê) 3,037
287
Series 2017-H11 Class NI
Interest Only STRIP
2.105% due 05/20/67 (~)(Ê) 2,470
257
Series 2017-H13 Class QI
Interest Only STRIP
2.094% due 06/20/67 (~)(Ê) 2,866
308
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê) 2,444
346
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê) 3,769
371
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê) 5,424
519
Series 2017-H16 Class JI
Interest Only STRIP
2.247% due 08/20/67 (~)(Ê) 2,316
326
Series 2017-H20 Class GI
Interest Only STRIP
2.158% due 09/20/67 (~)(Ê) 6,817
774
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê) 1,635
109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê) 6,915
459
Series 2018-33 Class IO
Interest Only STRIP
4.000% due 02/20/48 1,960
331
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,864
313
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê) 1,512
229
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê) 2,791
438
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 456
33
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,981
298
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 6,703
776
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê) 2,798
366
Series 2018-H02 Class PI
Interest Only STRIP
2.033% due 02/20/68 (~)(Ê) 1,911
281
Series 2018-H05 Class AI
Interest Only STRIP
2.933% due 02/20/68 (~)(Ê) 1,690
240
Series 2019-35 Class SE
Interest Only STRIP
3.668% due 01/16/44 (Ê) 2,482
415
Series 2019-78 Class SJ
Interest Only STRIP
3.639% due 06/20/49 (Ê) 290
43
Series 2019-99 Class KS
Interest Only STRIP
3.809% due 08/20/49 (Ê) 180
21
Series 2019-121 Class DS
Interest Only STRIP
4.254% due 08/20/49 (Ê)(Š) 2,867
441
Goldman Sachs Mortgage Securities
Trust
Series 2014-GC24 Class D
4.662% due 09/10/47 (~)(Ê)(Þ) 819
696
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C12 Class E
4.100% due 07/15/45 (~)(Ê)(Þ) 275
246
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650
534

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
404 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
1.438% due 06/25/37 (Ê) 178
94
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 (Æ) 350
323
Series 2007-CB20 Class E
6.487% due 02/12/51 (~)(Ê)(Þ) 901
801
Series 2011-C3 Class E
5.801% due 02/15/46 (~)(Ê)(Þ) 176
170
Series 2012-C6 Class E
5.365% due 05/15/45 (~)(Ê)(Þ) 500
481
Series 2013-LC11 Class D
4.380% due 04/15/46 (~)(Ê) 400
358
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500
401
Mello Warehouse Securitization Trust
Series 2019-1 Class A
2.623% due 06/25/52 (Ê)(Þ) 700
701
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 230
183
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C10 Class E
4.217% due 07/15/46 (~)(Ê)(Þ) 276
253
Series 2013-C10 Class F
4.217% due 07/15/46 (~)(Ê)(Þ) 885
752
Series 2013-C11 Class E
4.337% due 08/15/46 (~)(Ê)(Þ) 272
159
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ) 758
724
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ) 384
352
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ) 145
133
Multifamily Connecticut Avenue
Securities Trust
Series 2019-01 Class M10
5.170% due 10/15/49 (Ê)(Š)(Þ) 222
228
Oaktown Re, Ltd.
Series 2018-1A Class M2
4.673% due 07/25/28 (Ê)(Þ) 340
342
Structured Asset Mortgage Investments
II Trust
Series 2006-AR7 Class A1A
0.981% due 08/25/36 (Ê) 144
136
Series 2006-AR7 Class A1BG
1.102% due 08/25/36 (Ê) 717
658
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 291
273
UBS-Barclays Commercial Mortgage
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-C2 Class E
4.886% due 05/10/63 (~)(Ê)(Þ) 155
128
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221
82
Series 2012-C4 Class D
4.629% due 12/10/45 (~)(Ê)(Þ) 258
256
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
1.392% due 01/25/45 (Ê) 45
45
Series 2005-AR10 Class 1A3
2.502% due 09/25/35 (~)(Ê) 463
471
Series 2005-AR14 Class 1A2
3.406% due 12/25/35 (~)(Ê) 557
557
Wells Fargo Commercial Mortgage Trust
Series 2010-C1 Class E
4.000% due 11/15/43 (Þ) 203
197
Series 2013-LC12 Class D
4.434% due 07/15/46 (~)(Ê)(Þ) 492
436
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381
296
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR2 Class 1A1
3.539% due 03/25/36 (~)(Ê) 73
75
Series 2006-AR5 Class 1A1
5.192% due 04/25/36 (~)(Ê) 74
76
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Æ)(Ê)(Þ) 998
830
Series 2012-C7 Class D
4.988% due 06/15/45 (~)(Ê)(Þ) 140
137
Series 2012-C7 Class E
4.833% due 06/15/45 (~)(Ê)(Þ) 550
463
Series 2012-C9 Class E
4.780% due 11/15/45 (~)(Ê)(Þ) 399
370
Series 2012-C10 Class D
4.452% due 12/15/45 (~)(Ê)(Þ) 795
730
128,594
Non-US Bonds - 0.1%
Lincoln Financing SARL
3.625% due 04/01/24 (Þ) EUR 600
682
Total Long-Term Investments
(cost $405,876) 401,277
Common Stocks - 0.0%
Producer Durables - 0.0%
HGIM Corp.(Æ) 1,083
12
Total Common Stocks
(cost $39) 12
Options Purchased - 0.4%
(Number of Contracts)
Cross Currency Options
(EUR/USD)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale Nov 2019 1.16
Call (1) EUR 70,013 (ÿ) 2
Societe Generale Jan 2020 1.16
Call (1) EUR 77,625 (ÿ) 100
Cross Currency Options
(GBP/USD)
Credit Agricole Nov 2019 1.31
Call (1) GBP 17,648 (ÿ) 11
Cross Currency Options
(USD/CAD)
JPMorgan Chase Jan 2020 1.38
Call (1) USD 63,938 (ÿ) 15
Cross Currency Options
(USD/ILS)
BNP Paribas Jan 2020 3.60 Call
(1) USD 58,320 (ÿ) 48
Euro STOXX 50 Index
Morgan Stanley Dec 2020 2,400.00
Put (3,240) EUR 86,726 (ÿ) 884
Fannie Mae Bonds
JPMorgan Chase Nov 2019 101.63
Call (1) USD 74,000 (ÿ) 110
JPMorgan Chase Nov 2019 102.72
Call (1) USD 30,000 (ÿ) 25
JPMorgan Chase Nov 2019 99.74
Put (1) USD 12,000 (ÿ) —
JPMorgan Chase Nov 2019 101.24
Put (1) USD 12,000 (ÿ) 3
FTSE 100 Index Futures
Morgan Stanley Dec 2019 7,600.00
Call (260) GBP 25,596 (ÿ) 38
S&P 500 Index
Goldman Sachs Nov 2019 3,050.00
Call (13) USD 3,965 (ÿ) 22
Morgan Stanley Nov 2019 2,800.00
Put (135) USD 37,800 (ÿ) 22
Morgan Stanley Dec 2019 2,750.00
Put (130) USD 35,750 (ÿ) 116
Morgan Stanley Dec 2019 2,780.00
Put (131) USD 36,418 (ÿ) 159
Morgan Stanley Jan 2020 2,800.00
Put (130) USD 36,400 (ÿ) 319
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Barclays, USD 1.731%/USD 3 Month
LIBOR, USD 14,990, 12/30/19)
Barclays Dec 2019 0.00 Call (1) 14,990 (ÿ)
208
(Citigroup, USD 1.548%/USD 3 Month
LIBOR, USD 15,000, 11/25/19)
Citigroup Nov 2019 0.00 Call (1) 15,000 (ÿ)
70
(Citigroup, USD 1.580%/USD 3 Month
LIBOR, USD 17,377, 03/13/20)
Citigroup Mar 2020 0.00 Call (1) 17,377 (ÿ)
194
(Barclays, USD 3 Month LIBOR/USD
1.731%, USD 14,990, 12/30/19)
Barclays Dec 2019 0.00 Put (1) 14,990 (ÿ)
17
(Citigroup, USD 3 Month LIBOR/USD
1.580%, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Put (1) 17,377 (ÿ)
88
(Citigroup, USD 3 Month LIBOR/USD
1.788%, USD 15,000, 11/25/19)
Citigroup Nov 2019 0.00 Put (1) 15,000 (ÿ)
20
Total Options Purchased
(cost $6,883) 2,471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Harvey Gulf International Marine LLC
2023  Warrants (
Æ)
4,846 48
Total Warrants & Rights
(cost $174) 48
Short-Term Investments - 34.4%
Bundesschatzanweisungen
(0.374)% due 12/13/19 2,100
2,343
(0.594)% due 03/13/20 500
559
(0.603)% due 06/12/20 1,100
1,231
Commonwealth Bank of Australia
Series REGS
2.849% due 11/07/19 (Ê) 600
600
Dutch Treasury Certificate
61.748% due 11/29/19 1,650
1,841
(0.634)% due 01/31/20 1,650
1,843
(0.628)% due 03/31/20 1,100
1,230
Education Advisory Board 1st Lien Term
Loan
5.736% due 02/27/20 (Ê) 443
435
France Treasury Bill BTF
(0.482)% due 12/11/19 10,500
11,716
France Treasury Bills
(0.373)% due 11/27/19 1,500
1,673
(0.502)% due 12/18/19 1,000
1,116
German Treasury Bills
(0.610)% due 12/11/19 1,100
1,228
Italy Buoni Ordinari del Tesoro BOT
(0.300)% due 11/29/19 3,000
3,347
Japan Treasury Discount Bill
Series 854
(0.136)% due 12/02/19 JPY 750,000
6,946
Japan Treasury Discount Bills
Series 836
(0.147)% due 12/10/19 JPY 733,000
6,789
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
5.750% due 10/15/20 436
438
Southcross Energy Partners, LP Delayed
Draw Term Loan
11.930% due 12/30/19 (Ê) 10
11
Southcross Energy Partners, LP Term
Loan
10.000% due 12/30/19 (Ê) 11
10
Station Place Securitization Trust
Series 2018-8 Class A
2.746% due 02/24/20 (Ê)(Š)(Þ) 802
814
Series 2019-3 Class A
2.737% due 06/24/20 (Ê)(Š)(Þ) 730
730
Series 2019-7 Class A
2.737% due 09/24/20 (Ê)(Þ) 696
697
U.S. Cash Management Fund(@) 128,579,820
(∞)
128,631
United Kingdom Treasury Bills
0.712% due 12/23/19 2,000
2,588

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
406 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Bills
1.725% due 11/07/19 (ç)(ž) 2,855
2,854
1.419% due 11/12/19 (ç)(ž) 4,500
4,498
1.777% due 11/14/19 (ç)(ž) 1,612
1,611
1.933% due 11/21/19 (ç)(ž) 637
636
1.464% due 11/29/19 (ç)(ž) 8,500
8,491
1.506% due 12/05/19 (ç)(ž) 2,300
2,297
1.506% due 12/05/19 (ç)(ž) 2,059
2,055
1.914% due 12/12/19 (ç)(ž) 497
496
1.437% due 12/19/19 (ç)(ž) 4,000
3,992
1.540% due 01/09/20 (ž) 6,500
6,481
1.546% due 03/12/20 (ž) 286
284
Total Short-Term Investments
(cost $210,272) 210,511
Total Investments 100.4%
(identified cost $623,244) 614,319
Other Assets and Liabilities ,
Net - (0.4%)
(2,681)
Net Assets - 100.0%
611,638

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 407
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
13.5%
Acrisure LLC / Acrisure Finance, Inc. 04/17/19 500,000 103.17 516
533
AIMCO 12/12/17 500,000 100.00 500
475
Aker BP ASA 06/12/19 975,000 100.00 975
1,014
AMN Healthcare Services, Inc. 04/04/19 2,675,000 100.80 2,696
2,777
Amsted Industries, Inc. 05/21/19 1,200,000 100.35 1,204
1,229
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 11/13/17 2,350,000 100.45 2,361
2,379
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.22 135
76
Bellemeade Re, Ltd. 07/10/18 410,000 101.43 416
413
CCO Holdings LLC / CCO Holdings Capital Corp. 10/10/17 1,650,000 100.04 1,651
1,679
CCO Holdings LLC / CCO Holdings Capital Corp. 06/20/19 1,800,000 102.38 1,843
1,843
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 363,710 85.66 312
315
Commercial Mortgage Pass-Through Certificates 06/22/17 195,000 0.87 169
184
Commercial Mortgage Trust 03/10/17 454,000 76.47 347
368
Commercial Mortgage Trust 05/02/19 645,000 93.23 601
625
CommScope Finance LLC 02/07/19 3,550,000 100.96 3,585
3,597
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.80 9
9
CSC Holdings LLC 04/01/19 2,050,000 102.02 2,091
2,101
DAE Funding LLC 07/21/17 2,000,000 100.00 2,000
2,036
Drawbridge Special Opportunities Fund LP 01/08/18 2,300,000 100.88 2,320
2,324
DriveTime Automotive Group Inc / Bridgecrest Acceptance Corp 10/10/19 600,000 101.82 611
610
Fannie Mae Connecticut Avenue Securities 03/05/19 306,000 100.00 306
327
Fannie Mae Connecticut Avenue Securities 10/02/19 170,000 100.00 170
171
Fannie Mae Connecticut Avenue Securities Trust 04/09/19 147,000 100.00 147
156
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.80 172
186
Freddie Mac Structured Agency Credit Risk Debt Notes 08/24/18 260,000 99.69 259
271
Freddie Mac Structured Agency Credit Risk Debt Notes 03/19/19 227,000 100.00 227
229
Freddie Mac Structured Agency Credit Risk Debt Notes 10/01/19 548,000 100.91 553
552
Freddie Mac Structured Agency Credit Risk Debt Notes 10/03/19 90,000 107.72 97
97
Freddie Mac Structured Agency Credit Risk Debt Notes 10/11/19 161,000 126.23 203
203
Freddie Mac Structured Agency Credit Risk Debt Notes 10/16/19 94,000 106.34 100
100
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 126.37 302
301
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.84 97
97
Goldman Sachs Mortgage Securities Trust 10/01/18 819,000 87.87 720
696
GTT Communications, Inc. 09/25/18 451,000 97.50 440
263
Guggenheim CLO LLC 10/05/18 757,000 99.06 750
686
Holly Energy Partners LP / Holly Energy Finance Corp. 04/23/19 1,025,000 104.26 1,069
1,067
Inmarsat Finance PLC 08/23/17 775,000 101.26 785
783
International Game Technology PLC 01/17/18 2,450,000 103.04 2,526
2,579
Iron Mountain, Inc. 09/28/16 1,730,000 101.00 1,747
1,749
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 06/14/19 400,000 103.33 413
414
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 70.14 456
534
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 90.86 250
246
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.35 482
481
JPMorgan Chase Commercial Mortgage Securities Trust 01/18/18 901,000 100.35 904
801
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 72.66 363
401
JPMorgan Chase Commercial Mortgage Securities Trust 03/06/19 176,000 97.70 172
170
Ladder Capital Finance Holdings LLLP 03/02/17 1,500,000 100.18 1,503
1,554
LCM XVIII, LP 04/12/18 750,000 100.00 750
654
Legacy Mortgage Asset Trust 03/28/19 190,000 97.35 185
188
Lincoln Financing SARL 03/27/19 EUR 600,000 112.51 675
682
Magnetite XV CLO, Ltd. 01/08/19 275,000 91.45 251
238
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
615
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
701
Moog, Inc. 01/08/18 717,000 102.54 735
727
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 758,382 88.00 667
724
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 276,000 85.63 236
253
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 50.04 136
159
Morgan Stanley Bank of America Merrill Lynch Trust 05/14/19 885,000 80.72 714
752
Morgan Stanley Capital I Trust 08/21/17 384,000 87.72 337
352
Morgan Stanley Capital I Trust 05/08/18 145,000 85.63 124
133
Mountain View CLO XIV, Ltd. 03/19/19 250,000 97.62 244
231
MSCI, Inc. 07/25/19 800,000 103.47 828
822
Multifamily Connecticut Avenue Securities Trust 10/25/19 222,000 103.12 229
228

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
408 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Nationstar HECM Loan Trust 07/25/18 320,000 97.35 312
316
Nationstar Mortgage Holdings, Inc. 05/01/19 200,000 101.12 202
212
Nexstar Broadcasting, Inc. 07/24/19 1,800,000 103.94 1,871
1,878
Nielsen Finance LLC / Nielsen Finance Co. 02/09/17 1,600,000 100.93 1,615
1,608
Oaktown Re, Ltd. 07/10/18 93,622 103.23 97
95
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
342
Open Text Corp. 01/17/18 2,250,000 102.46 2,305
2,292
Rackspace Hosting, Inc. 11/17/17 533,000 98.57 525
488
RegionalCare Hospital Partners Holdings, Inc. 01/02/18 600,000 105.03 630
641
Reliance Intermediate Holdings, LP 01/08/18 1,060,000 103.53 1,097
1,089
Sealed Air Corp. 03/09/18 600,000 102.36 614
641
Sinclair Television Group, Inc. 07/31/19 1,000,000 102.87 1,029
1,030
Sirius XM Radio, Inc. 06/26/17 1,500,000 99.20 1,488
1,532
Sirius XM Radio, Inc. 06/18/19 1,950,000 100.59 1,962
2,038
Six Flags Entertainment Corp. 03/22/19 675,000 99.26 670
697
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.02 288
244
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.09 1,387
1,172
Standard Industries, Inc. 01/17/18 1,425,000 103.20 1,471
1,457
Station Place Securitization Trust 12/17/18 802,000 100.00 802
814
Station Place Securitization Trust 04/23/19 730,000 100.00 730
730
Station Place Securitization Trust 07/22/19 696,000 100.00 696
697
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
208
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
908
TEGNA, Inc. 09/29/16 1,400,000 100.75 1,410
1,404
Tenet Healthcare Corp. 08/12/19 1,925,000 100.00 1,925
1,974
Trinitas CLO VIII, Ltd. 07/11/19 2,000,000 90.06 1,801
1,697
Trinitas CLO X, Ltd. 03/15/19 700,000 95.17 666
638
UBS Commercial Mortgage Trust 08/01/18 291,000 87.31 254
273
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.44 146
128
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.32 155
82
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.68 249
256
US Foods, Inc. 02/01/19 375,000 101.66 381
386
Valeant Pharmaceuticals International, Inc. 09/26/19 1,350,000 105.11 1,419
1,412
Virgin Media Secured Finance PLC 04/18/19 400,000 103.51 414
413
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.49 435
436
Wells Fargo Commercial Mortgage Trust 12/21/17 381,000 82.95 316
296
Wells Fargo Commercial Mortgage Trust 10/03/18 203,000 94.17 191
197
WEX, Inc. 12/07/17 2,000,000 101.40 2,028
2,020
WFRBS Commercial Mortgage Trust 12/15/16 795,000 89.71 713
730
WFRBS Commercial Mortgage Trust 03/10/17 998,000 0.81 813
830
WFRBS Commercial Mortgage Trust 05/05/17 140,000 97.54 137
137
WFRBS Commercial Mortgage Trust 05/23/17 550,000 83.51 459
463
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.19 344
370
ZAIS CLO 11, Ltd. 11/16/18 250,000 97.15 243
208
82,639
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 409
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Acrisure LLC Term Loan B USD 3 Month LIBOR 3.750
Advanced Disposal Services, Inc. Term Loan B3 USD 1 Week LIBOR 2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 3 Month LIBOR 3.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AI Ladder (Luxembourg) Subco Sarl Term Loan USD 3 Month LIBOR 4.500
AI Mistral (Luxembourg) Subco Sarl USD 1 Month LIBOR 3.000
AIMCO USD 3 Month LIBOR 5.200
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
AlixPartners LLP Term Loan B USD 1 Month LIBOR 2.750
Alpha 3 BV Term Loan B USD 3 Month LIBOR 3.000
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alternative Loan Trust USD 1 Month LIBOR 0.190
Alternative Loan Trust USD 1 Month LIBOR 0.330
Altice Financing SA 1st Lien Term Loan USD 1 Month LIBOR 2.750
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
American Airlines, Inc. Term Loan B USD 1 Month LIBOR 2.000
American Home Mortgage Investment Trust USD 1 Month LIBOR 0.190
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Aristocrat International, Pty Ltd. 1st Lien Term Loan USD 3 Month LIBOR 1.750
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascena Retail Group, Inc. Term Loan B USD 1 Month LIBOR 4.500
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
AssuredPartners , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Avaya, Inc. Term Loan B USD 1 Month LIBOR 4.250
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Bass Pro Group LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 2.750
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.320
Bellemeade Re, Ltd. USD 1 Month LIBOR 4.250
Belron SA Term Loan B USD 3 Month LIBOR 2.250
Berry Global, Inc. Term Loan U USD 1 Month LIBOR 2.500
Berry Global, Inc. Term Loan W USD 3 Month LIBOR 2.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
410 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Blount International, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
Cabot Microelectronics Corp. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Canyon Valor Cos., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 5.750
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating, LLC Term Loan B2 USD 3 Month LIBOR 1.750
Chevy Chase Funding LLC Mortgage-Backed Certificates USD 1 Month LIBOR 0.180
CHG PPC Parent LLC Term Loan B USD 1 Month LIBOR 2.750
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.350
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Clear Channel Outdoor Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. Term Loan B1 USD 2 Month LIBOR 8.750
Commonwealth Bank of Australia USD 3 Month LIBOR 0.640
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Cortes NP Acquisition Corp Term Loan B USD 3 Month LIBOR 4.000
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.340
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
CSC Holdings LLC 1st Lien Term Loan USD 1 Month LIBOR 2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
DaVita, Inc. Term Loan B USD 1 Month LIBOR 2.250
Delek US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500
Diamond (BC) BV 1st Lien Term Loan USD 2 Month LIBOR 3.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
Dynatrace LLC 1st Lien Term Loan USD 3 Month LIBOR 2.250
EagleView Technology Corp. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Education Advisory Board 1st Lien Term Loan USD 3 Month LIBOR 3.750
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 4.000
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Entegris , Inc. Term Loan B USD 1 Month LIBOR 2.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 411
Variable Rate Securities
Securities Referenced Rate Spread %
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Everi Payments, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.000
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
EW Scripps Co. (The) Term Loan B USD 1 Month LIBOR 2.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 10.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 12.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 11.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.650
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.850
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities Trust USD 1 Month LIBOR 4.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 6.050

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
412 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.475
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.200
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 6.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.850
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.900
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 11.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.350
Gates Global, LLC Term Loan USD 3 Month LIBOR 2.750
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 413
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.750
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.550
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Gray Television, Inc. 1st Lien Term Loan C USD 1 Month LIBOR 2.500
Greeneden U.S. Holdings II LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 3.250
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.250
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GSAA Home Equity Trust USD 1 Month LIBOR 0.250
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
Guidehouse LLP USD 1 Month LIBOR 4.500
H.B. Fuller Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Hamilton HoldCo , LLC Term Loan B USD 3 Month LIBOR 2.000
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
HCP Acquisition LLC Term Loan USD 1 Month LIBOR 3.000
Heartland Dental LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
Heartland Dental LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
I-Logic Technologies Bidco , Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
INEOS US Finance LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Infor (US), Inc. Term Loan B6 USD 3 Month LIBOR 2.750
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
Inovalon Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
JPMorgan Alternative Loan Trust USD 1 Month LIBOR 0.200
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
414 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Lower Cadence Holdings LLC Term Loan B USD 1 Month LIBOR 4.000
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Medallion Midland Acquisition LLC Term Loan USD 1 Month LIBOR 3.250
Mello Warehouse Securitization Trust USD 1 Month LIBOR 0.800
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
MGM Growth Properties LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.000
MH Sub I LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II, LLC Term Loan B USD 3 Month LIBOR 2.750
Midcontinent Communications 2019 Term Loan B USD 1 Month LIBOR 2.250
Midwest Physician Administrative Services, LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitchell International, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.250
MLN US Holdco LLC 1st Lien Term Loan USD 3 Month LIBOR 4.500
Mountain View CLO XIV, Ltd. USD 3 Month LIBOR 6.710
Multifamily Connecticut Avenue Securities Trust USD 1 Month LIBOR 3.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NCR Corp. Term Loan USD 1 Week LIBOR 2.500
Nexstar Broadcasting, Inc. 2019 Term Loan B4 USD 1 Month LIBOR 2.750
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
NN, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Numericable US LLC 1st Lien Term Loan B11 USD 1 Month LIBOR 2.750
Oaktown Re, Ltd. USD 1 Month LIBOR 2.850
Oaktown Re, Ltd. USD 1 Month LIBOR 4.000
On Assignment, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.000
ON Semiconductor Corp. Term Loan B USD 1 Month LIBOR 2.000
Open Text Corp. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Panther BF Aggregator LP Term Loan B USD 3 Month LIBOR 3.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 3.000
Pearl Intermediate Parent, LLC 1
st
Lien Term Loan USD 1 Month LIBOR 2.750
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 415
Variable Rate Securities
Securities Referenced Rate Spread %
Platform Specialty Products Corp. 1st Lien Term Loan USD 1 Month LIBOR 2.250
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Post Holdings, Inc. Incremental Term Loan B USD 3 Month LIBOR 1.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC/Prime Finance, Inc. 2019 Term Loan B1 USD 1 Month LIBOR 3.250
Procera Networks, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.000
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 4.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
RHP Hotel Properties, LP Term Loan B USD 1 Month LIBOR 2.000
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
RPI Finance Trust Term Loan B USD 3 Month LIBOR 2.000
S2P Acquisition Borrower, Inc. Term Loan USD 1 Month LIBOR 4.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seadrill Operating, LP Term Loan USD 3 Month LIBOR 6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Serta Simmons Bedding LLC 1st Lien Term Loan USD 1 Month LIBOR 3.500
Sinclair Television Group, Inc. Term Loan B2B USD 1 Month LIBOR 2.500
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southcross Energy Partners, LP 1st Lien Term Loan B USD 3 Month LIBOR 5.250
Southcross Energy Partners, LP Term Loan USD 3 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Sprint Corp. Term Loan B USD 1 Month LIBOR 2.500
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
416 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.120
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.210
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 3.000
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
TMS International Corp. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500
Travelport Finance Luxembourg Sarl Term Loan USD 3 Month LIBOR 5.000
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Twin River Management Group, Inc. Term Loan USD 1 Month LIBOR 2.750
U.S. Silica Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
US Foods, Inc. Term Loan B USD 1 Month LIBOR 2.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
Varsity Brands Holding Co., Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
VICI Properties, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.000
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.800
Web.com Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 439 CAD 62,356 12/19
(763)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 417
Futures Contracts
Amounts in thousands (except contract amounts )
United States 2 Year Treasury Note Futures 150 USD 32,340 12/19
119
United States 5 Year Treasury Note Futures 1 USD 119 12/19
(1)
United States 10 Year Treasury Note Futures 535 USD 69,708 12/19
(692)
Short Positions
DAX Index Futures 9 EUR 2,901 12/19
(219)
EURO STOXX 50 Index Futures 27 EUR 974 12/19
(30)
Euro-Bund Futures 263 EUR 45,173 12/19
1,175
Long Guilt Futures 261 GBP 34,671 12/19
516
S&P 500 E-Mini Index Futures 15 USD 2,277 12/19
(8)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
97
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Cross Currency Options (EUR/USD)
Societe Generale
Call 1 1.14 EUR 17,127 11/28/19
(10)
Cross Currency Options (EUR/USD)
Societe Generale
Call 1 1.14 EUR 25,373 01/27/20
(101)
Cross Currency Options (USD/EUR)
Societe Generale
Put 1 1.10 EUR 16,525 11/28/19
(9)
DAX Index Futures
Morgan Stanley
Call 540 13,100.00 EUR 39,448 12/20/19
(426)
Euro STOXX 50 Index
Morgan Stanley
Put 1,620 2,800.00 EUR 50,590 12/18/20
(1,045)
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.00 USD 8,000 11/06/19
(1)
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.09 USD 8,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.19 USD 8,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.24 USD 12,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.74 USD 12,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 101.63 USD 74,000 11/06/19
(98)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.72 USD 30,000 11/06/19
(32)
FTSE 100 Index Futures
Morgan Stanley
Call 65 7,400.00 GBP 6,231 12/20/19
(43)
S&P 500 Index
Morgan Stanley
Put 2 2,700.00 USD 540 11/15/19
—
S&P 500 Index
Morgan Stanley
Put 130 2,650.00 USD 34,450 12/20/19
(65)
S&P 500 Index
Morgan Stanley
Put 135 2,700.00 USD 36,450 12/20/19
(94)
S&P 500 Index
Morgan Stanley
Put 131 2,705.00 USD 35,436 01/17/20
(215)
S&P 500 Index
Morgan Stanley
Put 130 2,700.00 USD 35,100 02/21/20
(321)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.668%/USD 3 Month
LIBOR, USD 57,500, 11/25/19
Citigroup
Call 1 0.00 7,500 11/25/19
(78)
Citigroup, USD 3 Month LIBOR/USD
1.668%, USD 7,500, 11/25/19
Citigroup
Put 1 0.00 7,500 11/25/19
(29)
Total Liability for Options Written (premiums received $6,639)
(2,567)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal JPY 226,942 USD 2,092 11/22/19 (11)
Bank of Montreal NOK 56,888 USD 6,186 11/22/19 (1)
BNP Paribas USD 3,909 EUR 3,500 11/04/19 (6)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
418 Unconstrained Total Return Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 5,000 EUR 4,480 11/25/19 3
BNP Paribas CAD 450 USD 344 11/25/19 2
BNP Paribas EUR 3,500 USD 3,914 11/25/19 6
BNP Paribas GBP 1,530 USD 1,984 11/04/19 3
Citigroup USD 4,171 CAD 5,516 11/22/19 17
Commonwealth Bank of Australia CHF 14,606 USD 14,698 11/22/19 (127)
Credit Agricole ZAR 75 EUR 5 11/25/19 —
Goldman Sachs JPY 400,000 EUR 3,446 12/02/19 282
Goldman Sachs NZD 50 EUR 29 11/25/19 —
Merrill Lynch CHF 510 USD 519 12/20/19 —
Merrill Lynch GBP 1,000 EUR 1,130 12/23/19 (65)
Merrill Lynch GBP 980 USD 1,264 11/25/19 (7)
Merrill Lynch JPY 790,000 USD 7,281 11/25/19 (43)
Merrill Lynch SEK 50 EUR 5 11/25/19 —
Royal Bank of Canada USD 1,058 GBP 824 11/22/19 10
Royal Bank of Canada USD 10,464 SEK 102,554 11/22/19 167
Societe Generale EUR 5,400 USD 6,028 11/04/19 6
Societe Generale EUR 36,762 USD 41,000 11/25/19 (57)
State Street EUR 618 USD 681 01/09/20 (12)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
167
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index Credit Suisse USD 7,675 1 Month LIBOR
(1)
01/12/45 — 3 3
Markit IOS Index Goldman Sachs USD 2,424 1 Month LIBOR
(1)
01/12/45 — (12) (12)
Markit IOS Index Goldman Sachs USD 878 1 Month LIBOR
(1)
01/12/45 — — —
Markit IOS Index Goldman Sachs USD 8,562 1 Month LIBOR
(1)
01/12/45 — (3) (3)
Markit IOS Index JPMorgan Chase USD 1,765 1 Month LIBOR
(1)
01/12/45 — 1 1
Markit IOS Index JPMorgan Chase USD 2,424 1 Month LIBOR
(1)
01/12/45 — 12 12
Total Open Total Return Swap Contracts (å) — 1 1
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 12,701 Three Month LIBOR
(2)
1.549%
(3)
10/04/21
— 12 12
Barclays USD 90,157 Three Month LIBOR
(2)
1.512%
(3)
10/04/21
5 148 153
Barclays USD 116,63 8 Three Month LIBOR
(2)
1.580%
(3)
12/18/21
(71) (73) (144)
Barclays USD 42,277 1.396%
(3)
Three Month LIBOR
(2)
10/04/24
3 (209) (206)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 419
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,344 1.588%
(3)
Three Month LIBOR
(2)
10/17/24
— 16 16
Barclays USD 7,087 Three Month LIBOR
(2)
1.563%
(3)
10/21/24
— (26) (26)
Barclays USD 120,36 5 Three Month LIBOR
(2)
1.450%
(3)
12/18/24
146 (31) 115
Barclays USD 7,880 Three Month LIBOR
(2)
1.559%
(3)
09/30/29
— 34 34
Barclays USD 22,298 1.493%
(3)
Three Month LIBOR
(2)
10/04/29
2 (236) (234)
Barclays USD 2,647 Three Month LIBOR
(2)
1.491%
(3)
10/15/29
— 28 28
Barclays USD 3,098 Three Month LIBOR
(2)
1.628%
(3)
10/15/29
— (7) (7)
Barclays USD 2,197 Three Month LIBOR
(2)
1.669%
(3)
10/22/29
— (14) (14)
Barclays USD 5,786 Three Month LIBOR
(2)
1.678%
(3)
10/22/29
— (42) (42)
Barclays USD 14,481 1.631%
(3)
Three Month LIBOR
(2)
10/22/29
— 40 40
Barclays USD 2,191 Three Month LIBOR
(2)
1.703%
(3)
10/24/29
— (21) (21)
Barclays USD 2,444 1.684%
(3)
Three Month LIBOR
(2)
10/28/29
— 19 19
Barclays USD 5,275 1.748%
(3)
Three Month LIBOR
(2)
11/01/29
— 74 74
Barclays USD 43,771 1.525%
(3)
Three Month LIBOR
(2)
12/18/29
(130) (168) (298)
Barclays USD 2,030 1.737%
(3)
Three Month LIBOR
(2)
10/02/49
— (26) (26)
Barclays USD 1,216 1.797%
(3)
Three Month LIBOR
(2)
10/03/49
— 2 2
Barclays USD 11,854 Three Month LIBOR
(2)
1.675%
(3)
10/04/49
9 318 327
Barclays USD 2,223 Three Month LIBOR
(2)
1.852%
(3)
10/18/49
— (34) (34)
Barclays USD 11,997 1.650%
(3)
Three Month LIBOR
(2)
12/18/49
(171) (222) (393)
Total Open Interest Rate Swap Contracts (å)
(207) (418) (625)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Sell
USD 366 5.000%
(2)
05/11/63
(80) 24 (56)
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
17 (16) 1
CMBX NA Index Barclays
Sell
USD 700 3.000%
(2)
05/11/63
(32) (28) (60)
CMBX NA Index Citigroup
Sell
USD 179 5.000%
(2)
05/11/63
(29) 1 (28)
CMBX NA Index Citigroup
Purchase
USD 7 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 334 5.000%
(2)
01/17/47
(41) 20 (21)
CMBX NA Index Citigroup
Sell
USD 14 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 53 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Citigroup
Purchase
USD 58 (5.000%)
(2)
10/17/57
7 (1) 6
CMBX NA Index Citigroup
Sell
USD 69 3.000%
(2)
05/11/63
(7) 1 (6)
CMBX NA Index Citigroup
Purchase
USD 117 (5.000%)
(2)
09/17/58
8 (2) 6
CMBX NA Index Citigroup
Purchase
USD 128 (5.000%)
(2)
11/17/59
14 (5) 9

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
420 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 131 (5.000%)
(2)
11/18/54
9 — 9
CMBX NA Index Citigroup
Sell
USD 145 5.000%
(2)
05/11/63
(29) 7 (22)
CMBX NA Index Citigroup
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (5) 11
CMBX NA Index Citigroup
Purchase
USD 159 (5.000%)
(2)
11/18/54
15 (5) 10
CMBX NA Index Citigroup
Sell
USD 160 5.000%
(2)
01/17/47
(22) 12 (10)
CMBX NA Index Citigroup
Sell
USD 248 3.000%
(2)
05/11/63
(23) 2 (21)
CMBX NA Index Citigroup
Purchase
USD 211 (3.000%)
(2)
01/17/47
9 (8) 1
CMBX NA Index Citigroup
Sell
USD 1,475 3.000%
(2)
05/11/63
(139) 13 (126)
CMBX NA Index Citigroup
Sell
USD 252 3.000%
(2)
05/11/63
(23) 2 (21)
CMBX NA Index Citigroup
Sell
USD 269 3.000%
(2)
05/11/63
(27) 4 (23)
CMBX NA Index Citigroup
Sell
USD 296 3.000%
(2)
05/11/63
(30) 5 (25)
CMBX NA Index Citigroup
Purchase
USD 332 (5.000%)
(2)
09/17/58
21 (5) 16
CMBX NA Index Citigroup
Purchase
USD 464 (5.000%)
(2)
11/18/54
59 (29) 30
CMBX NA Index Citigroup
Sell
USD 464 5.000%
(2)
01/17/47
(55) 26 (29)
CMBX NA Index Citigroup
Sell
USD 248 3.000%
(2)
05/11/63
(22) 1 (21)
CMBX NA Index Citigroup
Sell
USD 79 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Citigroup
Purchase
USD 2,330 (5.000%)
(2)
09/17/58
239 (129) 110
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
37 (15) 22
CMBX NA Index Credit Suisse
Purchase
USD 329 (5.000%)
(2)
09/17/58
33 (17) 16
CMBX NA Index Credit Suisse
Sell
USD 900 5.000%
(2)
05/11/63
(161) 23 (138)
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
77 (73) 4
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Credit Suisse
Purchase
USD 56 (5.000%)
(2)
01/17/47
8 (5) 3
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(16) 3 (13)
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
21 (9) 12
CMBX NA Index Credit Suisse
Sell
USD 2,866 3.000%
(2)
05/11/63
(268) 24 (244)
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
42 (19) 23
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(33) 17 (16)
CMBX NA Index Goldman Sachs
Sell
USD 63 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(15) 2 (13)
CMBX NA Index Goldman Sachs
Sell
USD 3,159 3.000%
(2)
05/11/63
(254) (15) (269)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,415) 649 (766)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 (4) 2
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 (4) 2
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 (5) 3
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 (8) 3
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) 2 (6)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 421
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(16) 4 (12)
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) 2 (12)
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) (2) (13)
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) 4 (6)
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
41 (26) 15
CMBX NA Index Goldman Sachs
Sell
USD 299 3.000%
(2)
05/11/63
(31) 6 (25)
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(48) 22 (26)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) 7 —
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(12) 5 (7)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) (2) (22)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(428) 130 (298)
CMBX NA Index Goldman Sachs
Sell
USD 13,200 3.000%
(2)
05/11/63
(1,796) 673 (1,123)
CMBX NA Index Goldman Sachs
Sell
USD 378 3.000%
(2)
05/11/63
(30) (2) (32)
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (1) (4)
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Goldman Sachs
Purchase
USD 98 (5.000%)
(2)
01/17/47
15 (9) 6
CMBX NA Index Goldman Sachs
Sell
USD 196 3.000%
(2)
05/11/63
(20) 3 (17)
CMBX NA Index Goldman Sachs
Sell
USD 23 3.000%
(2)
01/17/47
(2) 2 —
CMBX NA Index Goldman Sachs
Sell
USD 3,037 3.000%
(2)
01/17/47
(207) 194 (13)
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(43) — (43)
CMBX NA Index JPMorgan Chase
Purchase
USD 11 (5.000%)
(2)
09/17/58
2 (1) 1
CMBX NA Index JPMorgan Chase
Purchase
USD 53 (5.000%)
(2)
09/17/58
8 (6) 2
CMBX NA Index JPMorgan Chase
Purchase
USD 71 (5.000%)
(2)
09/17/58
10 (7) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 106 (5.000%)
(2)
09/17/58
16 (11) 5
CMBX NA Index JPMorgan Chase
Sell
USD 183 5.000%
(2)
05/11/63
(43) 15 (28)
CMBX NA Index JPMorgan Chase
Sell
USD 201 5.000%
(2)
05/11/63
(41) 10 (31)
CMBX NA Index JPMorgan Chase
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index JPMorgan Chase
Sell
USD 42 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index JPMorgan Chase
Purchase
USD 44 (3.000%)
(2)
01/17/47
2 (2) —
CMBX NA Index JPMorgan Chase
Sell
USD 55 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index JPMorgan Chase
Sell
USD 70 3.000%
(2)
05/11/63
(7) 1 (6)
CMBX NA Index JPMorgan Chase
Sell
USD 79 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index JPMorgan Chase
Purchase
USD 173 (5.000%)
(2)
09/17/58
24 (16) 8
CMBX NA Index JPMorgan Chase
Purchase
USD 193 (3.000%)
(2)
01/17/47
9 (8) 1
CMBX NA Index JPMorgan Chase
Purchase
USD 331 (5.000%)
(2)
08/17/61
30 (5) 25
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(27) 4 (23)
CMBX NA Index JPMorgan Chase
Purchase
USD 921 (3.000%)
(2)
01/17/47
34 (30) 4

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
422 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Purchase
USD 1,538 (5.000%)
(2)
01/17/47
181 (76) 105
CMBX NA Index JPMorgan Chase
Sell
USD 13,105 3.000%
(2)
05/11/63
(1,707) 592 (1,115)
CMBX NA Index JPMorgan Chase
Purchase
USD 128 (5.000%)
(2)
09/17/58
7 (1) 6
CMBX NA Index Merrill Lynch
Sell
USD 55 5.000%
(2)
05/11/63
(11) 3 (8)
CMBX NA Index Merrill Lynch
Purchase
USD 155 (5.000%)
(2)
11/17/59
18 (7) 11
CMBX NA Index Merrill Lynch
Sell
USD 160 3.000%
(2)
05/11/63
(14) — (14)
CMBX NA Index Merrill Lynch
Sell
USD 269 5.000%
(2)
05/11/63
(44) 3 (41)
CMBX NA Index Merrill Lynch
Sell
USD 309 5.000%
(2)
05/11/63
(50) 2 (48)
CMBX NA Index Merrill Lynch
Purchase
USD 1,463 (5.000%)
(2)
09/17/58
3 66 69
CMBX NA Index Merrill Lynch
Sell
USD 2,765 3.000%
(2)
05/11/63
(247) 12 (235)
CMBX NA Index Merrill Lynch
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (5) 11
CMBX NA Index Morgan Stanley
Sell
USD 7 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 8 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 11 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 14 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 15 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Sell
USD 24 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Sell
USD 36 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 61 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Sell
USD 64 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Morgan Stanley
Purchase
USD 77 (5.000%)
(2)
09/17/58
12 (8) 4
CMBX NA Index Morgan Stanley
Sell
USD 84 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Morgan Stanley
Sell
USD 157 3.000%
(2)
05/11/63
(22) 9 (13)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Morgan Stanley
Sell
USD 111 3.000%
(2)
05/11/63
(10) 1 (9)
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(42) 14 (28)
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 (10) 1
CMBX NA Index Morgan Stanley
Sell
USD 358 5.000%
(2)
05/11/63
(85) 30 (55)
CMBX NA Index Morgan Stanley
Purchase
USD 360 (5.000%)
(2)
01/17/47
66 (44) 22
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(83) 28 (55)
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
186 (114) 72
CMBX NA Index Morgan Stanley
Sell
USD 94 3.000%
(2)
05/11/63
(11) 3 (8)
CMBX NA Index Morgan Stanley
Sell
USD 16 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Morgan Stanley
Sell
USD 57 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 (10) 5

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 423
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 127 3.000%
(2)
05/11/63
(16) 5 (11)
CMBX NA Index Morgan Stanley
Sell
USD 122 3.000%
(2)
05/11/63
(14) 4 (10)
CMBX NA Index Morgan Stanley
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (5) 11
CMBX NA Index Morgan Stanley
Purchase
USD 244 (5.000%)
(2)
01/17/47
46 (31) 15
CMBX NA Index Morgan Stanley
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Morgan Stanley
Purchase
USD 19 (5.000%)
(2)
09/17/58
2 (1) 1
CMBX NA Index Morgan Stanley
Purchase
USD 19 (5.000%)
(2)
11/18/54
2 (1) 1
CMBX NA Index Morgan Stanley
Purchase
USD 25 (5.000%)
(2)
08/17/61
2 — 2
CMBX NA Index Morgan Stanley
Sell
USD 41 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 44 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Morgan Stanley
Sell
USD 66 3.000%
(2)
05/11/63
(6) — (6)
CMBX NA Index Morgan Stanley
Purchase
USD 90 (5.000%)
(2)
09/17/58
13 (9) 4
CMBX NA Index Morgan Stanley
Purchase
USD 73 (5.000%)
(2)
09/17/58
5 (2) 3
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 (3) —
CMBX NA Index Morgan Stanley
Sell
USD 95 3.000%
(2)
05/11/63
(8) — (8)
CMBX NA Index Morgan Stanley
Purchase
USD 100 (5.000%)
(2)
09/17/58
6 (1) 5
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 (1) 5
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 (1) 5
CMBX NA Index Morgan Stanley
Purchase
USD 127 (5.000%)
(2)
09/17/58
18 (12) 6
CMBX NA Index Morgan Stanley
Sell
USD 6 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 85 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Morgan Stanley
Purchase
USD 418 (5.000%)
(2)
01/17/47
80 (54) 26
Total Open Credit Indices Contracts (å) (6,419) 1,747 (4,672)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
424 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 1,058 $ —
$ —
$ 1,058 0.2
Corporate Bonds and Notes — 122,373 —
—
122,373 20.0
International Debt — 38, 565 —
—
38, 565 6.3
Loan Agreements — 1 10 , 005 —
—
1 10 , 005 1 8 . 0
Mortgage-Backed Securities — 127,925 669
—
128,594 21.0
Non-US Bonds — 682 —
—
682 0.1
Common Stocks
Producer Durables — 12 — 12 —
*
Options Purchased 1,698 773 —
—
2,471 0.4
Warrants & Rights — 48 —
—
48 —
*
Short-Term Investments — 80,336 1,544
128,631
210,511 34. 4
Total Investments 1,698 4 81 , 777 2,213 128,631 6 14 , 3 19 100 . 4
Other Assets and Liabilities, Net ( 0. 4)
100.0
Other Financial Instruments
Assets
Futures Contracts 1,81 0 — — — 1,81 0 0.3
Foreign Currency Exchange Contracts 8 48 8 — — 49 6 0.1
Total Return Swap Contracts — 16 — — 16 —
*
Interest Rate Swap Contracts — 820 — — 820 0.1
Credit Default Swap Contracts — 781 — — 781 0.1
A
Liabilities
Futures Contracts (1,713) — — — (1,713) (0.3)
Options Written (2,340) (227) — — (2,567) (0.4)
Foreign Currency Exchange Contracts (6) (32 3 ) — — (3 29 ) (0.1)
Total Return Swap Contracts — (15) — — (15) (—)
*
Interest Rate Swap Contracts — (1,445) — — (1,445) (0.2)
Credit Default Swap Contracts — (5,453) — — (5,453) (0. 9 )
Total Other Financial Instruments
**
$ (2,24 1 ) $ (5,35 8 ) $ — $ — $ (7, 599 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 425
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,733
Bermuda .................................................................................
508
Canada ....................................................................................
9,721
Cayman Islands .......................................................................
8,879
France .....................................................................................
15,085
Germany .................................................................................
6,577
Ireland ....................................................................................
3,768
Italy ........................................................................................
3,347
Japan ......................................................................................
13,735
Luxembourg ............................................................................
3,688
Netherlands ............................................................................
6,767
Norway ....................................................................................
1,014
United Arab Emirates .............................................................
2,036
United Kingdom ......................................................................
8,476
United States ...........................................................................
528,985
Total Investments .................................................................... 614,319

See accompanying notes which are an integral part of the financial statements.
426 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,560 $ — $ 176 $ 735
Unrealized appreciation on foreign currency exchange contracts — — 496 —
Variation margin on futures contracts** — — — 1,810
Total return swap contracts, at fair value 16 — — —
Interest rate swap contracts, at fair value — — — 820
Credit default swap contracts, at fair value — 781 — —
Total
$ 1,576 $ 781 $ 672 $ 3,365
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 257 $ — $ — $ 1,456
Unrealized depreciation on foreign currency exchange contracts — — 32 9 —
Options written, at fair value 2,209 — 120 238
Total return swap contracts, at fair value 15 — — —
Interest rate swap contracts, at fair value — — — 1,445
Credit default swap contracts, at fair value — 5,453 — —
Total
$ 2,481 $ 5,453 $ 44 9 $ 3,139
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ ( 3 , 363 ) $ — $ (1,981) $ 2,286
Futures contracts 76 — — 1,566
Options written 3 , 657 — 1,585 2 , 347
Interest rate swap contracts — — — (1,026)
Credit default swap contracts — 1,348 — —
Foreign currency exchange contracts — — 2,370 —
Total
$ 370 $ 1,348 $ 1 , 974 $ 5,173
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (5,956) $ — $ (132) $ 121
Futures contracts (50) — — 2,381
Options written 4,611 — 243 696
Interest rate swap contracts — — — (446)
Credit default swap contracts — 2,696 — —
Foreign currency exchange contracts — — (1,309) —
Total
$ ( 1, 395) $ 2,696 $ (1,198) $ 2,752
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 427
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 2,471 $ — $ 2,471
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 496 — 496
Total Return Swap Contracts Total return swap contracts, at fair value 16 — 16
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 820 — 820
Credit Default Swap Contracts Credit default swap contracts, at fair value 781 — 781
Total Financial and Derivative Assets
4,584 — 4,584
Financial and Derivative Assets not subject to a netting agreement
(2,389) — (2,389)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,195 $ — $ 2,195
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 92 $ 92 $ — $ —
Barclays
225 60 — 165
BNP Paribas
60 — — 60
Citigroup
595 471 — 124
Credit Agricole
11 — — 11
Credit Suisse
83 83 — —
Goldman Sachs
313 31 280 2
JPMorgan Chase
327 312 — 15
Morgan Stanley
210 210 — —
Royal Bank of Canada
177 — — 177
Societe Generale
102 102 — —
Total
$ 2,195 $ 1,361 $ 280 $ 554

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
428 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 329 $ — $ 329
Options Written Contracts Options written, at fair value 2,567 — 2,567
Total Return Swap Contracts Total return swap contracts, at fair value 15 — 15
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,445 — 1,445
Credit Default Swap Contracts Credit default swap contracts, at fair value 5,453 — 5,453
Total Financial and Derivative Liabilities
9,809 — 9,809
Financial and Derivative Liabilities not subject to a netting agreement
(3,659) — (3,659)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,150 $ — $ 6,150
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 519 $ 92 $ — $ 427
Bank of Montreal 12 — — 12
Barclays 60 60 — —
Citigroup 471 471 — —
Commonwealth Bank of Australia 127 — — 127
Credit Suisse 412 83 — 329
Goldman Sachs 2,757 31 — 2,726
JPMorgan Chase 1,350 312 — 1,038
Morgan Stanley 254 210 44 —
Societe Generale 176 102 — 74
State Street 12 — — 12
Total
$ 6,150 $ 1,361 $ 44 $ 4,745
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 429
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 6 23 , 244
Investments, at fair value(>) ...........................................................................................................................................................
6 14 , 3 19
Cash ............................................................................................................................................................................................... 9,539
Foreign currency holdings(^) ......................................................................................................................................................... 5,949
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 496
Receivables:
Dividends and interest ....................................................................................................................................................... 3,389
Dividends from affiliated funds .......................................................................................................................................... 230
Investments sold ................................................................................................................................................................ 9 , 2 43
Fund shares sold ................................................................................................................................................................ 382
From broker(a)(b)(c) ........................................................................................................................................................... 28,326
Variation margin on futures contracts ................................................................................................................................. 3,619
Total return swap contracts, at fair value(∞) ................................................................................................................................... 16
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 820
Credit default swap contracts, at fair value(+) ................................................................................................................................ 781
Total assets .................................................................................................................................................
677,109
Liabilities
Payables:
Due to broker (d) ................................................................................................................................................................ 280
Investments purchased ...................................................................................................................................................... 51,162
Fund shares redeemed ....................................................................................................................................................... 221
Accrued fees to affiliates .................................................................................................................................................... 319
Other accrued expenses ..................................................................................................................................................... 156
Variation margin on futures contracts ................................................................................................................................. 3,516
Unfunded loan commitment ............................................................................................................................................... 8
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 329
Options written, at fair value(x) ...................................................................................................................................................... 2,567
Total return swap contracts, at fair value(∞) ................................................................................................................................... 15
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,445
Credit default swap contracts, at fair value(+) ................................................................................................................................ 5,453
Total liabilities .............................................................................................................................................
65,471
Net Assets ............................................................................................................................................................
$ 611,638

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
430 Unconstrained Total Return Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 4,79 3
Shares of beneficial interest ...........................................................................................................................................................
610
Additional paid-in capital ..............................................................................................................................................................
606,23 5
Net Assets ............................................................................................................................................................
$ 611,638
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.01
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 10.40
Class A — Net assets ............................................................................................................................................................. $ 391,422
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 39,108
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.98
Class C — Net assets ............................................................................................................................................................. $ 239,234
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 23,980
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.01
Class M — Net assets ............................................................................................................................................................ $ 48,515,307
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,844,539
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.02
Class S — Net assets ............................................................................................................................................................. $ 214,407,620
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 21,400,949
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.03
Class Y — Net assets ............................................................................................................................................................. $ 348,084, 390
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 34,719,245
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,939
(x)     Premiums received on options written $ 6,639
(∞)     Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (207)
(+)     Credit default swap contracts - premiums paid (received) $ (6,419)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 128,631
(a)     Receivable from Broker for Futures $ 5,080
(b)     Receivable from Broker for Swaps $ 450
(c)     Receivable from Broker for Options $ 22,796
(d)      Due to Broker for Options $ 280
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 431
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 3,415
Interest .............................................................................................................................................................................. 17,234
Total investment income ...............................................................................................................................................................
20,649
Expenses
Advisory fees .................................................................................................................................................................... 6,416
Administrative fees ........................................................................................................................................................... 310
Custodian fees ................................................................................................................................................................... 463
Distribution fees - Class A ................................................................................................................................................ 1
Distribution fees - Class C ................................................................................................................................................ 1
Transfer agent fees - Class A ............................................................................................................................................ 1
Transfer agent fees - Class C ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 67
Transfer agent fees - Class S ............................................................................................................................................. 472
Transfer agent fees - Class Y ............................................................................................................................................ 15
Professional fees ............................................................................................................................................................... 112
Registration fees ............................................................................................................................................................... 78
Trustees’ fees .................................................................................................................................................................... 26
Printing fees ...................................................................................................................................................................... 108
Miscellaneous ................................................................................................................................................................... 37
Expenses before reductions .............................................................................................................................................. 8,107
Expense reductions ........................................................................................................................................................... (3,178)
Net expenses .................................................................................................................................................................................
4,929
Net investment income (loss) ........................................................................................................................................................
15,720
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (5,702)
Investments in affiliated funds .......................................................................................................................................... 16
Futures contracts .............................................................................................................................................................. 1,642
Options written ................................................................................................................................................................. 7,589
Foreign currency exchange contracts ................................................................................................................................ 2,370
Interest rate swap contracts ............................................................................................................................................... (1,026)
Credit default swap contracts ............................................................................................................................................ 1,348
Foreign currency-related transactions ............................................................................................................................... (36)
Net realized gain (loss) ..................................................................................................................................................................
6,201
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (6,466)
Investments in affiliated funds .......................................................................................................................................... 35
Futures contracts .............................................................................................................................................................. 2,331
Options written ................................................................................................................................................................. 5,550
Foreign currency exchange contracts ................................................................................................................................ (1,309)
Interest rate swap contracts ............................................................................................................................................... (446)
Credit default swap contracts ............................................................................................................................................ 2,696

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
432 Unconstrained Total Return Fund
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... 19
Net change in unrealized appreciation (depreciation) ................................................................................................................... 2,410
Net realized and unrealized gain (loss) ......................................................................................................................................... 8,611
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 24,331
**     Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 433
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,720 $ 21,520
Net realized gain (loss) ...................................................................................................................... 6, 20 1 3,959
Net change in unrealized appreciation (depreciation) ....................................................................... 2,4 1 0 (7,355)
Net increase (decrease) in net assets from operations ............................................................................. 24,331 18,124
Distributions
To shareholders
Class A .......................................................................................................................................... (11) (8)
Class C .......................................................................................................................................... (3) (4)
Class E .......................................................................................................................................... — ( — )
**
Class M ......................................................................................................................................... (844) (634)
Class S ........................................................................................................................................... (7,351) (7,139)
Class Y .......................................................................................................................................... (11,558) (12,341)
Net decrease in net assets from distributions .......................................................................................... (19,767) (20,126)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (74,803) 21,565
Total Net Increase (Decrease) in Net Assets ..........................................................................
(70,239) 19,563
Net Assets
Beginning of period .................................................................................................................................
681,877 662,314
End of period ..........................................................................................................................................
$ 611,638 $ 681,877
**     Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
434 Unconstrained Total Return Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 11 $ 103 32 $ 314
Proceeds from reinvestment of distributions 1 10 —
**
4
Payments for shares redeemed (19) (186) (11) (106)
Net increase (decrease)
(7) (73) 21 212
Class C
Proceeds from shares sold 12 120 1 8
Proceeds from reinvestment of distributions 1 3 —
**
4
Payments for shares redeemed (4) (37) (15) (153)
Net increase (decrease)
9 86 (14) (141)
Class E(1)
Payments for shares redeemed — — (10) (102)
Net increase (decrease)
— — (10) (102)
Class M
Proceeds from shares sold 3,387 33,590 929 9,244
Proceeds from reinvestment of distributions 85 843 64 634
Payments for shares redeemed (865) (8,568) (702) (6,992)
Net increase (decrease)
2,607 25,865 291 2,886
Class S
Proceeds from shares sold 5,449 53,958 7,816 77,866
Proceeds from reinvestment of distributions 745 7,332 714 7,116
Payments for shares redeemed (11,425) (113,285) (6,460) (64,409)
Net increase (decrease)
(5,231) (51,995) 2,070 20,573
Class Y
Proceeds from shares sold 2,035 20,149 9,133 91,307
Proceeds from reinvestment of distributions 1,173 11,558 1,239 12,342
Payments for shares redeemed (8,129) (80,393) (10,579) (105,512)
Net increase (decrease)
(4,921) (48,686) (207) (1,863)
Total increase (decrease)
(7,543) $ (74,803) 2,151 $ 21,565
**     Less than $500.
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
436 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 9.93 .2 1 . 14 . 35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
October 31, 2017 10.04 .19 (.01) .18 (.21) (.05)
October 31, 2016(5) 10.00 .02 .02 .04 — —
Class C
October 31, 2019 9.91 . 14 . 13 .2 7 (.20) —
October 31, 2018 9.94 . 20 (.0 5 ) .1 5 (.17) (.01)
October 31, 2017 10.03 .10 .02 .12 (.16) (.05)
October 31, 2016(5) 10.00 .01 .02 .03 — —
Class M
October 31, 2019 9.94 . 25 . 1 2 .3 7 (.30) —
October 31, 2018 9.96 . 30 (.0 4 ) .26 (.27) (.01)
October 31, 2017(8) 9.87 .13 .05 .18 (.09) —
Class S
October 31, 2019 9.94 . 23 . 14 .3 7 (.29) —
October 31, 2018 9.97 .2 9 (.0 5 ) .24 (.26) (.01)
October 31, 2017 10.05 .14 .07 .21 (.24) (.05)
October 31, 2016(5) 10.00 .03 .02 .05 —(f) —
Class Y
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)
October 31, 2017 10.04 .21 .02 .23 (.25) (.05)
October 31, 2016(5) 10.00 .03 .01 .04 —(f) —

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 437
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.27) 10 . 01 3.55 3 91 1.62 1.13 2. 09 166
(.25) 9.93 2.24 462 1.62 1.17 2. 66 132
(.26) 9.96 1.87 251 1.69 1.17 1.91 171
— 10.04 .40 101 1.70 .90 2.28 43
(.20) 9.9 8 2.74 2 39 2.38 1.88 1 . 38 166
(.18) 9.91 1.5 1 151 2.37 1.92 1. 96 132
(.21) 9.94 1.17 293 2.43 1.92 .99 171
— 10.03 .30 103 2.46 1.65 1.54 43
(.30) 10 . 01 3. 8 1 48 , 515 1.39 .79 2 . 48 166
(.28) 9.94 2. 66 22,231 1.37 .82 3 . 02 132
(.09) 9.96 1.87 19,392 1.48 .82 2.16 171
(.29) 10 . 02 3.80 2 14 , 408 1.37 .88 2 . 34 166
(.27) 9.94 2.46 264,718 1.37 .92 2. 92 132
(.29) 9.97 2.09 244,842 1.42 .92 1.44 171
—(f) 10.05 .50 208 1.47 .65 2.81 43
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132
(.30) 9.97 2.36 397,434 1.23 .72 2.13 171
—(f) 10.04 .41 243,485 1.26 .45 2.72 43

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
438 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 249,523
Administration fees 25,358
Distribution fees 222
Shareholder servicing fees 46
Transfer agent fees 43,150
Trustee fees 789
$ 319,088
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 156,541 $ 538,321 $ 566,282 $ 16 $ 35 $ 128,631 $ 3,415 $ —
$ 156,541 $ 538,321 $ 566,282 $ 16 $ 35 $ 128,631 $ 3,415 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 617,004,086 $ 1 4 , 218 , 606 $ (1 8 , 844 , 389 ) $ (4 , 625 ,7 83 ) $ 11,571,861 $ (1,991,607)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 19,766,976 $ — $ — $ 20,125,840 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
440 Strategic Bond Fund
Strategic Bond Fund
-
Class A
‡
Total
Return
1 Year 7 .67%
5 Years 2 .22%§
10 Years 3 .81%§
Strategic Bond Fund
-
Class C
Total
Return
1 Year 11 .07%
5 Years 2 .25%§
10 Years 3 .40%§
Strategic Bond Fund
-
Class E
Total
Return
1 Year 11 .86%
5 Years 3 .00%§
10 Years 4 .21%§
Strategic Bond Fund
-
Class M
‡‡
Total
Return
1 Year 12 .22%
5 Years 3 .32%§
10 Years 4 .48%§
Strategic Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 12 .28%
5 Years 3 .41%§
10 Years 4 .62%§
Strategic Bond Fund
-
Class S
Total
Return
1 Year 12 .20%
5 Years 3 .31%§
10 Years 4 .47%§
Strategic Bond Fund
-
Class Y
Total
Return
1 Year 12 .33%
5 Years 3 .44%§
10 Years 4 .63%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 11 .51%
5 Years 3 .24%§
10 Years 3 .73%§

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Strategic Bond Fund 441
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class R6, Class S and Class Y Shares
gained 11.85%, 11.07%, 11.86%, 12.22%, 12.28%, 12.20% and
12.33%, respectively. This is compared to the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which gained
11.51% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Intermediate-Term Bond Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 10.45%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 began in a decidedly
risk-off mode. Concerns over the tightness of monetary policy combined with escalating trade tensions between the U.S. and
China led bond yields globally to fall precipitously, while credit spreads rose into seasonally illiquid holiday markets. Members of the U.S. Federal Reserve board began to quickly alter
communication in favor of a less hawkish and eventually solidly dovish bias. This caused a reversal of market sentiment to open the calendar year. However, interest rates remained contained and in fact continued to fall throughout much of the rest of the fiscal year. The 10-year Treasury, which began the fiscal year at a yield of 3.14%, fell to as low as 1.45% in early September before ending the fiscal year at a yield of 1.69%.
Credit spreads, on the other hand, reacted very favorably to the change in rhetoric, and ultimately policy, from the Fed. After the tumultuous calendar year end, credit spreads experienced a sharp rally to start the new year, and most sectors of the market finished the fiscal year with spreads roughly equal to or a bit lower than where they started. The U.S. investment grade corporate market produced especially strong results with the Bloomberg Barclays
US Corporate Bond Index posting a total return of 15.4% for
the fiscal year, above equivalent duration Treasuries. Emerging market currencies also responded favorably to the loosening
of financial conditions. Volatile and troubled economies such as Turkey and Argentina had some of the strongest performing currencies over the course of the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, underweight to government and government-guaranteed securities and
overweight securitized credit, all of which contributed positively to benchmark-relative performance. However, the Fund’s
allocation to Treasury Inflation-Protected Securities acted as a drag, as breakeven inflation levels fell during the period.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Western
Asset Management Company (“Western”) was the best performing manager, outperforming both the Fund’s benchmark and
their RIM-assigned benchmark. Western’s strategic biases to
overweight credit and maintain long duration were rewarded on both sides in the market environment. Western was also tactical with its duration and yield curve positioning, allowing it to add further value beyond its strategic biases. Furthermore, Western favored the value in BBB-rated corporate bonds and emerging
market issuers, both of which were among the strongest performing segments of credit markets.
Schroder Investment Management North America Inc.
(“Schroder”) was the worst performing manager during the
period, slightly underperforming the Fund’s benchmark but
outperforming their RIM-assigned benchmark. The shorter
duration nature of Schroder’s securitized credit mandate drove the underperformance relative to the Fund’s benchmark. However,
Schroder’s lower quality bias and security selection within the securitized credit markets led to substantial outperformance relative to their RIM-assigned benchmark.

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
442 Strategic Bond Fund
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
The U.S. Investment Grade Intelligent Credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s benchmark. The strategy benefited both from its longer duration nature as well as a concentrated emphasis on the investment
grade corporate market.
On the downside, the U.S. Government positioning strategy,
which seeks to provide exposure to securities issued by the U.S.
Government, lagged as credit spread markets outperformed, and a tactical allocation to Treasury Inflation-Protected Securities detracted value further as breakeven rates fell.
RIM also managed a U.S. Fallen Angels positioning strategy that invests in recently downgraded bonds, which tend to have lower prices as certain guidelines force selling and the market is slow to price in new information. The strategy was held back by a slightly shorter duration than the Fund benchmark as well as having suffered the most in the sell-off in risk assets early in the period. While the strategy rallied for solid performance in 2019, that did not do enough to keep up with the double digit returns from the Fund’s benchmark.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. The Fund’s rates and currency factor
strategies performed in opposite directions during the period, with the rates strategy producing solid positive performance while the currency factors were a slight drag. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component with the rates factors. Among currency factors, solid performance among the carry and value factors, particularly within EM currencies, was more than offset by the drag from another year of negative results from the trend factor.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off early in the period and subsequently capture the market rally.
The Fund’s tactical positions in developed market currencies via forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.
In March 2019, RIM terminated Insight Investment International
Limited and reallocated the assets among existing strategies.
In September 2019, RIM terminated Metlife Investment
Management, LLC and Scout Investments, LLC and reallocated
the assets among existing strategies.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Colchester Global Investors Limited Fully Discretionary
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company
and Western Asset Management Company
Limited Fully Discretionary

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Strategic Bond Fund 443
* Assumes initial investment on November 1, 2009.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
444 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,058.30 $ 1,020.92
Expenses Paid During Period* $ 4.41 $ 4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,054.50 $ 1,017.14
Expenses Paid During Period* $ 8.29 $ 8.13
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,057.80 $ 1,020.87
Expenses Paid During Period* $ 4.46 $ 4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Strategic Bond Fund 445
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,060.00 $ 1,022.84
Expenses Paid During Period* $ 2.44 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,059.80 $ 1,022.84
Expenses Paid During Period* $ 2.44 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,059.40 $ 1,022.28
Expenses Paid During Period* $ 3.01 $ 2.96
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,060.00 $ 1,022.99
Expenses Paid During Period* $ 2.28 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
446 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.6%
Asset-Backed Securities - 4.2%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê) 3,575 3,401
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 4,334 4,346
Americredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 4,877 4,896
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,530 1,561
Avis Budget Rental Car Funding  LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,482
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.937% due 08/26/35 (~)(Ê)(Þ) 5,364 5,017
Series 2011-R11 Class 15A1
4.592% due 10/26/33 (~)(Ê)(Þ) 774 789
Series 2011-R11 Class 20A5
4.842% due 03/26/35 (~)(Ê)(Þ) 57 57
Series 2014-RR3 Class 5A2
0.917% due 10/26/36 (~)(Ê) 4,036 3,858
Centex Home Equity Loan Trust
Series 2006-A Class AV4
2.073% due 06/25/36 (Ê) 1,101 1,100
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 1,302 1,307
Conseco Finance Securitizations Corp.
Series 2001-4 Class A4
7.360% due 08/01/32 (~)(Ê) 44 44
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.668% due 04/25/47 8,367 8,852
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,594 1,613
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
3.773% due 10/25/35 (Ê) 1,124 1,131
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,754
Ginnie Mae II
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 289 292
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 1,127 1,134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
3.846% due 08/21/31 (Ê) 5,000 4,988
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê) 1,393 1,402
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 976 1,065
Home Equity Asset Trust
Series 2005-9 Class M1
2.233% due 04/25/36 (Ê) 2,908 2,906
Series 2006-3 Class M1
0.982% due 07/25/36 (~)(Ê) 3,950 3,918
Series 2006-4 Class 2A4
2.103% due 08/25/36 (Ê) 4,060 4,050
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 1,289 1,338
IXIS Real Estate Capital Trust
Series 2006-HE1 Class A3
0.992% due 03/25/36 (~)(Ê) 1,412 871
Series 2006-HE1 Class A4
2.423% due 03/25/36 (Ê) 3,836 2,414
Series 2006-HE2 Class A3
0.752% due 08/25/36 (~)(Ê) 567 228
Series 2006-HE2 Class A4
2.083% due 08/25/36 (Ê) 4,689 1,934
Series 2007-HE1 Class A3
0.752% due 05/25/37 (~)(Ê) 6,237 2,138
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B Class M1
6.630% due 04/15/40 (~)(Ê) 1,438 1,549
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
2.573% due 02/25/34 (Ê) 2,149 2,136
Master Asset Backed Securities Trust
Series 2006-HE5 Class A3
1.983% due 11/25/36 (Ê) 2,761 1,923
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4
0.962% due 08/25/36 (~)(Ê) 5,348 5,337
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 1,191 1,292
Navient Student Loan Trust
Series 2017-1A Class A3
2.973% due 07/26/66 (Ê)(Þ) 1,390 1,400
Newcastle Mortgage Securities Trust
Series 2006-1 Class M3
2.213% due 03/25/36 (Ê) 5,600 5,540
Option One Mortgage Loan Trust
Series 2004-3 Class M1
2.603% due 11/25/34 (Ê) 1,704 1,706

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 4,809 4,830
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
4.354% due 04/22/35 (~)(Ê)(Þ) 1,353 1,367
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
2.083% due 11/25/36 (Ê) 4,469 4,418
RAMP Trust
Series 2006-RZ1 Class M4
2.393% due 03/25/36 (Ê) 5,000 4,878
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,294 859
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 258 273
Series 2019-10A Class 1
3.113% due 03/10/29 732 770
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.449% due 06/15/39 (Ê) 1,536 1,506
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 909 907
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 879 881
Series 2018-A Class A2B
2.950% due 02/25/42 1,268 1,293
Series 2018-B Class A1FX
2.640% due 08/25/47 (Þ) 2,324 2,333
Soundview Home Loan Trust
Series 2005-4 Class M2
1.062% due 03/25/36 (Ê) 3,761 3,762
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2006-BC2 Class A3
1.973% due 09/25/36 (Ê) 2,169 2,124
Series 2006-BC6 Class A4
0.762% due 01/25/37 (~)(Ê) 3,356 3,312
Textainer Marine Containers, Ltd.
Series 2017-2A Class A
3.520% due 06/20/42 4,473 4,485
Towd point Mortgage Trust
Series 2018-4
3.000% due 06/25/58 4,797 4,957
Towd Point Mortgage Trust
Series 2015-2 Class 1A12
2.750% due 11/25/60 (~)(Ê) 1,116 1,122
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 1,494 1,490
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê) 3,133 3,163
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,646 2,677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 5,709 6,028
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 3,460 3,449
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 1,551 1,569
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 321 335
Series 2019-25G Class 1
2.690% due 07/01/44 320 331
VOLT LXII LLC
Series 2017-NPL9 Class A1
3.125% due 09/25/47 (~)(Ê) 8,789 8,798
162,686
Corporate Bonds and Notes - 18.0%
3M Co.
2.375% due 08/26/29 310 309
Abbott Laboratories
2.900% due 11/30/21 1,041 1,062
3.400% due 11/30/23 1,998 2,107
3.750% due 11/30/26 351 385
4.750% due 11/30/36 300 369
4.900% due 11/30/46 280 358
AbbVie, Inc.
2.300% due 05/14/21 1,115 1,121
3.750% due 11/14/23 500 526
3.600% due 05/14/25 1,400 1,466
Actavis, Inc.
3.250% due 10/01/22 2,934 3,002
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 168 173
Aetna, Inc.
2.800% due 06/15/23 1,200 1,219
Allegheny Technologies, Inc.
5.950% due 01/15/21 411 423
Allergan, Inc.
2.800% due 03/15/23 1,327 1,341
Ally Financial, Inc.
8.000% due 11/01/31 234 327
Altria Group, Inc.
4.750% due 05/05/21 2,872 2,984
3.490% due 02/14/22 180 185
2.850% due 08/09/22 480 487
3.800% due 02/14/24 510 534
4.400% due 02/14/26 1,140 1,230
4.800% due 02/14/29 1,490 1,637
10.200% due 02/06/39 1,735 2,757
5.800% due 02/14/39 460 529
5.950% due 02/14/49 80 94
6.200% due 02/14/59 140 164
Amazon.com, Inc.
2.500% due 11/29/22 2,966 3,026

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
448 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 12/05/44 400 525
Series WI
3.150% due 08/22/27 370 395
3.875% due 08/22/37 270 307
4.050% due 08/22/47 340 404
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 497 521
American Express Co.
2.250% due 05/05/21 3,007 3,023
3.375% due 05/17/21 1,326 1,354
American International Group, Inc.
3.750% due 07/10/25 540 578
American Tower Corp.
3.300% due 02/15/21 2,989 3,034
Amgen, Inc.
3.875% due 11/15/21 1,404 1,452
2.650% due 05/11/22 1,346 1,369
3.625% due 05/22/24 100 106
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 820 880
4.900% due 02/01/46 390 466
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 2,563 2,665
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 1,670 1,826
4.000% due 04/13/28 200 221
4.750% due 01/23/29 270 314
5.550% due 01/23/49 910 1,186
Anthem, Inc.
3.700% due 08/15/21 250 257
3.125% due 05/15/22 200 205
2.950% due 12/01/22 370 379
3.350% due 12/01/24 170 178
3.650% due 12/01/27 390 413
Aon Corp.
8.205% due 01/01/27 1,109 1,422
Apache Corp.
3.250% due 04/15/22 79 80
4.375% due 10/15/28 440 437
4.250% due 01/15/30 600 586
5.100% due 09/01/40 900 859
4.750% due 04/15/43 180 164
4.250% due 01/15/44 120 102
Apple, Inc.
2.000% due 11/13/20 420 421
2.400% due 05/03/23 2,967 3,020
2.450% due 08/04/26 1,850 1,888
Arconic , Inc.
5.400% due 04/15/21 577 595
5.900% due 02/01/27 312 347
5.950% due 02/01/37 23 25
Ares Capital Corp.
3.500% due 02/10/23 1,176 1,193
Arrow Electronics, Inc.
4.000% due 04/01/25 3,000 3,109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Associated Bank NA
Series BKNT
3.500% due 08/13/21 1,270 1,296
AT&T, Inc.
3.000% due 02/15/22 250 256
3.400% due 05/15/25 90 94
3.875% due 01/15/26 2,839 3,032
3.800% due 02/15/27 330 353
4.250% due 03/01/27 200 220
6.500% due 09/01/37 200 261
4.800% due 06/15/44 990 1,102
4.350% due 06/15/45 480 505
Avnet, Inc.
4.875% due 12/01/22 1,230 1,310
Axis Bank, Ltd.
3.000% due 08/08/22 (Þ) 3,134 3,135
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 500 449
Bank of America Corp.
5.000% due 05/13/21 1,185 1,240
3.550% due 03/05/24 (Ê) 710 740
4.000% due 01/22/25 580 619
3.366% due 01/23/26 (Ê) 1,000 1,047
4.250% due 10/22/26 1,810 1,966
3.559% due 04/23/27 (Ê) 1,000 1,059
4.271% due 07/23/29 (Ê) 400 444
3.974% due 02/07/30 (Ê) 70 76
4.330% due 03/15/50 (Ê) 60 71
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 40 44
Series GMTN
3.300% due 01/11/23 1,360 1,410
4.450% due 03/03/26 160 175
3.500% due 04/19/26 4,150 4,417
3.593% due 07/21/28 (Ê) 180 191
Series WI
3.004% due 12/20/23 (Ê) 267 273
3.419% due 12/20/28 (Ê) 3,693 3,870
Bank One Corp.
8.750% due 09/01/30 800 1,200
Barrick NA Finance LLC
5.700% due 05/30/41 800 1,017
BAT Capital Corp.
Series WI
3.557% due 08/15/27 1,890 1,905
4.540% due 08/15/47 720 696
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 2,958 3,017
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,253 1,288
BB&T Corp.
2.050% due 05/10/21 3,019 3,025
Becton Dickinson and Co.
3.363% due 06/06/24 1,220 1,277
3.734% due 12/15/24 2,989 3,195

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.685% due 12/15/44 79 93
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 56 43
5.165% due 08/01/44 156 114
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,045
Berkshire Hathaway Finance Corp.
3.000% due 05/15/22 2,922 3,020
4.250% due 01/15/49 950 1,129
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,880 3,063
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 170 167
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 2,046 2,050
1.850% due 09/15/21 (Þ) 1,329 1,327
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,099
4.800% due 05/03/29 1,963 2,087
Boeing Co. (The)
3.100% due 05/01/26 120 125
2.700% due 02/01/27 140 142
2.800% due 03/01/27 150 152
3.200% due 03/01/29 980 1,026
3.250% due 02/01/35 1,060 1,105
3.750% due 02/01/50 200 214
Boston Scientific Corp.
4.125% due 10/01/23 2,813 3,006
BP Capital Markets America, Inc.
2.750% due 05/10/23 2,953 3,025
3.216% due 11/28/23 1,520 1,585
3.410% due 02/11/26 500 531
3.119% due 05/04/26 800 839
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 3,362 3,013
Bristol-Myers Squibb Co.
2.600% due 05/16/22 (Þ) 420 428
2.900% due 07/26/24 (Þ) 1,240 1,287
3.200% due 06/15/26 (Þ) 860 914
3.400% due 07/26/29 (Þ) 790 850
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.125% due 01/15/25 350 350
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 2,987 3,023
Brown & Brown, Inc.
4.200% due 09/15/24 2,873 3,066
Buckeye Partners, LP
4.125% due 12/01/27 180 166
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,110
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,148
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/15/48 1,805 2,103
Caterpillar, Inc.
3.900% due 05/27/21 1,167 1,204
Series I
2.650% due 05/17/21 1,195 1,209
CBL & Associates, LP
5.250% due 12/01/23 400 279
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 1,232 1,298
CDK Global, Inc.
Series WI
5.000% due 10/15/24 248 268
Celgene Corp.
2.250% due 08/15/21 350 352
3.550% due 08/15/22 200 208
3.875% due 08/15/25 300 325
3.900% due 02/20/28 1,305 1,434
5.000% due 08/15/45 480 611
CenturyLink, Inc.
Series G
6.875% due 01/15/28 180 191
CF Industries, Inc.
5.150% due 03/15/34 156 165
4.950% due 06/01/43 83 83
5.375% due 03/15/44 210 215
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 500 564
5.375% due 04/01/38 550 619
5.750% due 04/01/48 2,520 2,894
Series WI
4.908% due 07/23/25 430 474
6.384% due 10/23/35 140 172
6.484% due 10/23/45 60 74
6.834% due 10/23/55 2,455 3,127
Chevron Corp.
2.100% due 05/16/21 1,205 1,211
2.566% due 05/16/23 1,973 2,017
Chubb INA Holdings, Inc.
2.300% due 11/03/20 150 150
3.350% due 05/03/26 260 280
Cigna Corp.
Series WI
3.400% due 09/17/21 300 307
3.750% due 07/15/23 800 838
4.125% due 11/15/25 640 693
4.375% due 10/15/28 1,180 1,301
Cimarex Energy Co.
4.375% due 06/01/24 150 157
3.900% due 05/15/27 870 884
Cintas Corp. No. 2
2.900% due 04/01/22 520 531
3.700% due 04/01/27 340 372
Cisco Systems, Inc.
1.850% due 09/20/21 3,281 3,286

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
450 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup, Inc.
4.050% due 07/30/22 295 309
4.450% due 09/29/27 1,740 1,916
3.980% due 03/20/30 (Ê) 300 328
8.125% due 07/15/39 1,655 2,717
5.300% due 05/06/44 671 844
4.750% due 05/18/46 110 130
4.650% due 07/23/48 725 898
Series 9-RG
4.650% due 07/30/45 1,189 1,457
Series P
5.950% due 12/31/49 (Ê)(ƒ) 1,610 1,723
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 34 29
CME Group, Inc.
5.300% due 09/15/43 200 272
CNH Industrial Capital LLC
3.875% due 10/15/21 1,188 1,221
CNOOC Finance USA LLC
3.500% due 05/05/25 1,540 1,604
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 2,793 3,047
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,955
Comcast Corp.
3.450% due 10/01/21 2,906 2,996
3.700% due 04/15/24 1,170 1,254
3.375% due 08/15/25 200 213
3.950% due 10/15/25 1,050 1,153
3.150% due 03/01/26 150 158
4.150% due 10/15/28 1,670 1,887
4.250% due 10/15/30 330 380
3.200% due 07/15/36 120 122
6.550% due 07/01/39 830 1,219
Series WI
3.999% due 11/01/49 207 230
Concho Resources, Inc.
4.375% due 01/15/25 370 382
3.750% due 10/01/27 430 447
4.300% due 08/15/28 660 712
Constellation Brands, Inc.
4.750% due 11/15/24 290 321
Continental Resources, Inc.
4.500% due 04/15/23 550 573
3.800% due 06/01/24 280 286
Series WI
4.375% due 01/15/28 80 82
Costco Wholesale Corp.
2.150% due 05/18/21 1,299 1,306
Crown Castle International Corp.
4.875% due 04/15/22 1,146 1,219
5.250% due 01/15/23 1,018 1,112
CSC Holdings LLC
5.375% due 07/15/23 (Þ) 360 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CVS Health Corp.
3.350% due 03/09/21 149 152
2.750% due 12/01/22 170 173
3.700% due 03/09/23 800 834
2.625% due 08/15/24 500 505
4.100% due 03/25/25 950 1,021
4.300% due 03/25/28 2,950 3,202
3.250% due 08/15/29 685 690
4.780% due 03/25/38 290 322
5.125% due 07/20/45 710 816
5.050% due 03/25/48 780 894
Daimler Finance NA LLC
2.200% due 10/30/21 (Þ) 3,015 3,025
DCP Midstream LLC
6.750% due 09/15/37 (Þ) 288 300
5.600% due 04/01/44 175 165
Delhaize America, Inc.
9.000% due 04/15/31 809 1,207
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 920 950
Dell, Inc.
6.500% due 04/15/38 80 84
5.400% due 09/10/40 124 122
Delta Air Lines Pass-Through Trust
Series 2002-1
6.718% due 01/02/23 277 293
Delta Air Lines, Inc.
3.625% due 03/15/22 1,036 1,063
Devon Energy Corp.
5.850% due 12/15/25 400 476
4.750% due 05/15/42 20 22
5.000% due 06/15/45 1,150 1,307
Devon Financing Co. LLC
7.875% due 09/30/31 650 917
Diageo Investment Corp.
2.875% due 05/11/22 600 614
Diamond Offshore Drilling, Inc.
4.875% due 11/01/43 178 91
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 140 146
DISH DBS Corp.
Series WI
5.875% due 11/15/24 1,245 1,248
7.750% due 07/01/26 50 50
Dominion Energy Gas Holdings LLC
Zero coupon due 08/15/21 (~)(Ê) 3,016 3,045
Dominion Resources, Inc.
7.000% due 06/15/38 150 211
Domtar Corp.
6.750% due 02/15/44 2,722 3,058
Dow Chemical Co. (The)
3.500% due 10/01/24 2,876 3,014
DowDuPont , Inc.
5.419% due 11/15/48 2,381 2,956
DPL, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.350% due 04/15/29 (Þ) 3,100 3,096
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 250 334
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 261
4.250% due 12/15/41 100 115
Duke Energy Corp.
3.750% due 04/15/24 2,829 3,006
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 154
Duke Energy Progress LLC
3.000% due 09/15/21 300 306
Eaton Corp.
2.750% due 11/02/22 1,180 1,206
4.150% due 11/02/42 80 90
Edgewell Personal Care Co.
4.700% due 05/19/21 375 384
4.700% due 05/24/22 38 39
Edison International
4.125% due 03/15/28 2,972 2,957
Eli Lilly & Co.
3.100% due 05/15/27 70 74
Embarq Corp.
7.995% due 06/01/36 443 439
EMD Finance LLC
3.250% due 03/19/25 (Þ) 1,282 1,324
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,980
Energy Transfer Operating, LP
5.875% due 01/15/24 2,708 3,007
4.500% due 04/15/24 300 320
6.250% due 04/15/49 40 48
Series 10Y
4.950% due 06/15/28 90 98
EnLink Midstream Partners, LP
4.150% due 06/01/25 594 536
5.050% due 04/01/45 46 35
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 2,996
Enterprise Products Operating LLC
3.500% due 02/01/22 2,934 3,027
4.150% due 10/16/28 790 871
4.200% due 01/31/50 300 317
EOG Resources, Inc.
4.150% due 01/15/26 200 221
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 3,168 3,143
ERP Operating, LP
4.625% due 12/15/21 1,567 1,645
Exelon Corp.
3.497% due 06/01/22 1,180 1,214
Series WI
3.950% due 06/15/25 1,876 2,032
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 2,984
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exxon Mobil Corp.
2.726% due 03/01/23 1,364 1,403
3.043% due 03/01/26 750 792
4.114% due 03/01/46 250 297
FedEx Corp.
4.500% due 02/01/65 1,136 1,111
FirstEnergy Corp.
Series B
4.250% due 03/15/23 390 413
3.900% due 07/15/27 770 829
Series C
7.375% due 11/15/31 3,420 4,866
4.850% due 07/15/47 180 215
Ford Motor Co.
7.450% due 07/16/31 2,627 3,052
Ford Motor Credit Co. LLC
3.096% due 05/04/23 1,914 1,889
5.113% due 05/03/29 1,296 1,312
Series FXD
3.813% due 10/12/21 600 611
Forest Laboratories LLC
5.000% due 12/15/21 (Þ) 2,857 3,000
Fox Corp.
4.709% due 01/25/29 (Þ) 40 46
5.476% due 01/25/39 (Þ) 830 1,017
Freeport-McMoRan, Inc.
3.550% due 03/01/22 30 30
4.550% due 11/14/24 10 10
5.400% due 11/14/34 439 429
5.450% due 03/15/43 1,651 1,536
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 1,113 1,191
General Dynamics Corp.
3.000% due 05/11/21 1,516 1,544
General Electric Co.
5.300% due 02/11/21 690 715
Series GMTN
3.100% due 01/09/23 679 691
6.150% due 08/07/37 583 712
6.875% due 01/10/39 1,780 2,349
Series MTNA
6.750% due 03/15/32 2,501 3,185
General Motors Co.
4.875% due 10/02/23 3,280 3,524
6.250% due 10/02/43 450 498
General Motors Financial Co., Inc.
2.450% due 11/06/20 170 170
4.375% due 09/25/21 150 155
4.200% due 11/06/21 1,435 1,483
4.250% due 05/15/23 100 105
4.350% due 04/09/25 1,947 2,045
Genworth Holdings, Inc.
7.200% due 02/15/21 425 435
Series
4.900% due 08/15/23 180 169

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
452 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Georgia Power Co.
2.850% due 05/15/22 1,120 1,145
Gilead Sciences, Inc.
3.650% due 03/01/26 170 183
4.750% due 03/01/46 315 376
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,084
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 251
4.125% due 03/12/24 (Þ) 2,240 2,354
4.000% due 03/27/27 (Þ) 1,080 1,120
3.875% due 10/27/27 (Þ) 280 288
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 597
5.300% due 01/15/29 1,806 1,997
Goldman Sachs Capital I
6.345% due 02/15/34 794 1,032
Goldman Sachs Capital II
4.000% due 12/20/20 (Ê)(ƒ) 17 15
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 1,900 2,003
5.750% due 01/24/22 1,865 2,010
3.200% due 02/23/23 350 361
3.272% due 09/29/25 (Ê) 525 543
4.250% due 10/21/25 1,410 1,519
3.500% due 11/16/26 590 615
4.223% due 05/01/29 (Ê) 1,180 1,291
6.450% due 05/01/36 320 420
6.750% due 10/01/37 1,550 2,105
4.411% due 04/23/39 (Ê) 230 260
6.250% due 02/01/41 460 644
5.150% due 05/22/45 940 1,128
4.750% due 10/21/45 1,000 1,209
Halliburton Co.
3.800% due 11/15/25 470 495
4.850% due 11/15/35 680 755
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 42
4.875% due 05/15/26 (Þ) 390 412
Harman International Industries, Inc.
4.150% due 05/15/25 1,003 1,060
Hasbro, Inc.
5.100% due 05/15/44 3,000 3,091
HCA, Inc.
5.250% due 04/15/25 250 279
4.500% due 02/15/27 70 76
5.625% due 09/01/28 170 191
5.500% due 06/15/47 2,723 3,099
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 100 105
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 20 21
Home Depot, Inc. (The)
3.250% due 03/01/22 2,106 2,182
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 06/01/22 1,088 1,113
Honeywell International, Inc.
1.850% due 11/01/21 3,028 3,034
Hospitality Properties Trust
4.375% due 02/15/30 3,173 3,062
HSBC Bank NA
Series BKNT
5.875% due 11/01/34 1,585 2,057
HSBC Finance Corp.
6.676% due 01/15/21 190 199
Humana, Inc.
3.150% due 12/01/22 100 103
3.950% due 03/15/27 330 354
3.125% due 08/15/29 300 304
4.625% due 12/01/42 150 164
4.950% due 10/01/44 120 137
4.800% due 03/15/47 30 34
Huntington National Bank (The)
3.150% due 03/14/21 1,209 1,226
IBM Credit LLC
1.800% due 01/20/21 2,208 2,207
IFM (US) Colonial Pipeline 2 LLC
6.450% due 05/01/21 (Þ) 188 195
Intel Corp.
3.300% due 10/01/21 2,932 3,016
3.700% due 07/29/25 150 163
International Business Machines Corp.
2.800% due 05/13/21 735 746
2.500% due 01/27/22 1,150 1,165
3.000% due 05/15/24 1,210 1,257
3.500% due 05/15/29 500 537
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,502
International Paper Co.
5.150% due 05/15/46 1,318 1,497
JC Penney Corp., Inc.
7.400% due 04/01/37 250 89
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,104
Jefferies Group LLC / Jefferies Group
Capital Finance, Inc.
4.150% due 01/23/30 3,029 3,064
John Deere Capital Corp.
2.550% due 01/08/21 1,184 1,194
Johnson & Johnson
2.250% due 03/03/22 3,008 3,050
3.625% due 03/03/37 350 392
JPMorgan Chase & Co.
2.550% due 03/01/21 3,067 3,092
4.350% due 08/15/21 900 939
3.875% due 09/10/24 1,300 1,389
4.023% due 12/05/24 (Ê) 1,130 1,207
4.125% due 12/15/26 390 426
4.250% due 10/01/27 210 231
4.203% due 07/23/29 (Ê) 480 533
4.452% due 12/05/29 (Ê) 720 816
4.950% due 06/01/45 700 872

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 1,100 1,167
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 160 163
7.300% due 08/15/33 2,714 3,635
Kinder Morgan, Inc.
4.300% due 03/01/28 300 326
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 61
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 137 141
Series WI
3.000% due 06/01/26 290 289
5.000% due 07/15/35 2,917 3,145
L Brands, Inc.
6.950% due 03/01/33 127 100
L3Harris Technologies, Inc.
4.854% due 04/27/35 550 652
5.054% due 04/27/45 260 325
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 368
Las Vegas Sands Corp.
3.200% due 08/08/24 1,540 1,576
3.500% due 08/18/26 200 204
Leidos Holdings, Inc.
4.450% due 12/01/20 197 200
Lennar Corp.
4.500% due 04/30/24 220 233
4.750% due 05/30/25 50 54
Series WI
5.000% due 06/15/27 30 32
4.750% due 11/29/27 700 756
Limited. Brands, Inc.
7.600% due 07/15/37 175 145
Lockheed Martin Corp.
Class Preference
4.500% due 05/15/36 100 119
Series 10YR
3.550% due 01/15/26 900 973
Lowe's Cos., Inc.
3.800% due 11/15/21 1,266 1,305
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 121 120
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,128
Markel Corp.
5.000% due 05/20/49 2,599 3,013
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 299
3.200% due 04/01/30 (Þ) 450 485
Masco Corp.
4.375% due 04/01/26 1,038 1,127
Mattel, Inc.
6.200% due 10/01/40 73 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 11/01/41 59 47
McDonald's Corp.
3.700% due 01/30/26 400 432
3.500% due 03/01/27 110 118
3.800% due 04/01/28 560 619
MDC Holdings, Inc.
6.000% due 01/15/43 176 183
Medtronic, Inc.
Series WI
3.150% due 03/15/22 1,171 1,207
3.500% due 03/15/25 285 306
MetLife, Inc.
6.400% due 12/15/36 670 814
Metropolitan Life Global Funding I
2.500% due 12/03/20 (Þ) 1,000 1,008
Microsoft Corp.
2.650% due 11/03/22 1,755 1,802
2.875% due 02/06/24 1,910 1,991
2.700% due 02/12/25 240 250
2.400% due 08/08/26 520 533
3.300% due 02/06/27 2,190 2,371
3.450% due 08/08/36 20 22
3.750% due 02/12/45 1,000 1,135
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 2,996
Mondelez International, Inc.
3.625% due 05/07/23 2,868 3,005
Morgan Stanley
3.737% due 04/24/24 (Ê) 690 722
Series GMTN
2.500% due 04/21/21 3,005 3,027
3.772% due 01/24/29 (Ê) 330 353
4.431% due 01/23/30 (Ê) 400 449
MPLX, LP
4.800% due 02/15/29 800 879
4.500% due 04/15/38 360 367
4.700% due 04/15/48 360 364
5.500% due 02/15/49 290 325
Series WI
4.500% due 07/15/23 200 213
4.875% due 06/01/25 350 384
Murphy Oil Corp.
5.625% due 12/01/42 130 111
Nabors Industries, Inc.
5.100% due 09/15/23 350 268
Navient Corp.
Series MTN
5.625% due 08/01/33 113 99
NBCUniversal Media LLC
4.375% due 04/01/21 1,833 1,897
2.875% due 01/15/23 1,970 2,032
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 2,979 3,050
Netflix, Inc.
5.375% due 02/01/21 320 331
Nevada Power Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
454 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 05/15/41 1,148 1,448
New Albertsons, LP
Series MTNC
6.625% due 06/01/28 278 253
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 953 1,348
Newell Brands, Inc.
3.850% due 04/01/23 264 274
4.200% due 04/01/26 20 21
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 1,190 1,244
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,961
Noble Energy, Inc.
3.850% due 01/15/28 550 571
5.250% due 11/15/43 100 108
4.950% due 08/15/47 130 138
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,024
Northrop Grumman Corp.
2.550% due 10/15/22 1,561 1,586
2.930% due 01/15/25 440 455
Series F0TZ
3.250% due 01/15/28 1,630 1,707
Novartis Capital Corp.
2.400% due 05/17/22 2,981 3,029
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 449
Oasis Petroleum, Inc.
6.875% due 03/15/22 420 373
6.875% due 01/15/23 30 26
Occidental Petroleum Corp.
4.850% due 03/15/21 518 535
3.125% due 02/15/22 200 203
2.700% due 08/15/22 370 374
2.900% due 08/15/24 1,290 1,300
3.500% due 06/15/25 2,941 3,038
5.550% due 03/15/26 710 805
3.400% due 04/15/26 350 356
3.000% due 02/15/27 870 862
3.500% due 08/15/29 1,000 1,013
6.450% due 09/15/36 770 942
4.500% due 07/15/44 750 755
4.625% due 06/15/45 200 203
6.600% due 03/15/46 470 603
4.400% due 04/15/46 150 149
4.100% due 02/15/47 1,080 1,035
4.200% due 03/15/48 310 302
Oceaneering International, Inc.
4.650% due 11/15/24 355 330
ONEOK, Inc.
4.900% due 03/15/25 2,921 3,213
4.350% due 03/15/29 2,829 3,022
Option Care Helath Inc. Term Loan B
6.286% due 08/06/26 (Ê) 1,380 1,357
Oracle Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 02/15/23 2,981 3,040
PacifiCorp
6.000% due 01/15/39 970 1,347
4.100% due 02/01/42 1,710 1,944
Pactiv LLC
8.375% due 04/15/27 125 135
PepsiCo, Inc.
2.750% due 03/05/22 2,957 3,029
Pfizer, Inc.
1.950% due 06/03/21 3,021 3,030
Philip Morris International, Inc.
1.875% due 02/25/21 1,058 1,058
2.500% due 08/22/22 600 607
4.500% due 03/20/42 220 245
Series 5YR
2.500% due 11/02/22 2,302 2,330
Series NCD
2.375% due 08/17/22 730 737
Phillips 66
5.875% due 05/01/42 1,022 1,360
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 2,923 2,990
PNC Bank NA
Series BKNT
2.150% due 04/29/21 2,264 2,272
Precision Castparts Corp.
2.500% due 01/15/23 1,112 1,131
4.375% due 06/15/45 342 405
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 95 100
5.250% due 04/15/24 (Þ) 360 369
5.750% due 04/15/26 (Þ) 250 256
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,068 1,082
Series SA06
2.300% due 02/06/22 2,134 2,164
Progress Energy, Inc.
4.400% due 01/15/21 200 205
7.750% due 03/01/31 2,142 3,063
PSEG Power LLC
8.625% due 04/15/31 896 1,261
PulteGroup, Inc.
6.000% due 02/15/35 136 150
Qwest Capital Funding, Inc.
7.750% due 02/15/31 162 157
Qwest Corp.
6.875% due 09/15/33 465 468
Range Resources Corp.
5.000% due 03/15/23 300 260
Series WI
4.875% due 05/15/25 640 514
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 1,159 1,238
Republic Services, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 08/15/24 280 285
Reynolds American, Inc.
5.850% due 08/15/45 310 344
Rite Aid Corp.
7.700% due 02/15/27 200 133
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 1,273 1,297
3.250% due 09/17/23 (Þ) 1,491 1,571
Rohm & Haas Co.
7.850% due 07/15/29 2,242 2,998
Rowan Cos., Inc.
4.875% due 06/01/22 333 223
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 380 425
Salesforce.com, Inc.
3.250% due 04/11/23 390 407
3.700% due 04/11/28 430 475
Santander Holdings USA, Inc.
3.244% due 10/05/26 (Þ) 1,550 1,559
Series FXD
3.500% due 06/07/24 1,456 1,500
Santander Holdings, Inc.
4.500% due 07/17/25 100 108
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 261 304
Sempra Energy
3.550% due 06/15/24 1,250 1,296
Senior Housing Properties Trust
4.750% due 02/15/28 155 160
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,389
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,042
SLM Corp.
7.250% due 01/25/22 98 106
Southern California Edison Co.
Series A
2.900% due 03/01/21 1,128 1,137
Southern Co. (The)
2.950% due 07/01/23 2,961 3,034
Southern Power Co.
5.150% due 09/15/41 1,250 1,421
Southwestern Energy Co.
6.200% due 01/23/25 171 150
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,042
Sprint Capital Corp.
8.750% due 03/15/32 1,716 2,092
Sprint Corp.
6.875% due 11/15/28 589 639
Series WI
7.250% due 09/15/21 230 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 100 101
4.738% due 03/20/25 (Þ) 630 672
Starbucks Corp.
3.100% due 03/01/23 2,927 3,030
Sunoco Logistics Partners Operations,
LP
6.100% due 02/15/42 2,633 2,973
SunTrust Banks, Inc.
2.900% due 03/03/21 1,183 1,196
Symantec Corp.
3.950% due 06/15/22 289 297
Synchrony Financial
5.150% due 03/19/29 2,751 3,089
Sysco Corp.
3.750% due 10/01/25 3,000 3,243
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 502
4.375% due 09/15/54 (Ê)(Þ) 200 209
Tenet Healthcare Corp.
6.875% due 11/15/31 255 233
Thermo Fisher Scientific, Inc.
4.150% due 02/01/24 2,802 3,021
Time Warner Cable LLC
4.125% due 02/15/21 1,000 1,019
7.300% due 07/01/38 2,762 3,517
Time Warner Entertainment Co., LP
8.375% due 03/15/23 1,057 1,259
TJX Cos., Inc. (The)
2.750% due 06/15/21 1,043 1,057
Toll Brothers Finance Corp.
4.375% due 04/15/23 160 168
Toyota Motor Credit Corp.
Series GMTN
3.050% due 01/08/21 1,201 1,219
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 960 1,219
Transocean, Inc.
7.500% due 04/15/31 237 159
6.800% due 03/15/38 179 110
Tyson Foods, Inc.
3.950% due 08/15/24 1,021 1,096
Unilever Capital Corp.
1.375% due 07/28/21 1,082 1,074
Union Pacific Corp.
3.500% due 06/08/23 1,200 1,260
3.750% due 07/15/25 80 87
3.950% due 09/10/28 1,360 1,513
4.500% due 09/10/48 390 470
United Parcel Service, Inc.
2.350% due 05/16/22 1,262 1,276
United Rentals NA, Inc.
6.500% due 12/15/26 110 119

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
456 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 01/15/28 100 103
5.250% due 01/15/30 750 788
United States Steel Corp.
6.650% due 06/01/37 70 52
United Technologies Corp.
1.950% due 11/01/21 1,125 1,127
3.100% due 06/01/22 1,000 1,030
3.650% due 08/16/23 2,545 2,692
4.125% due 11/16/28 500 568
4.500% due 06/01/42 160 192
UnitedHealth Group, Inc.
2.875% due 03/15/22 2,986 3,050
3.875% due 12/15/28 130 144
2.875% due 08/15/29 600 618
5.700% due 10/15/40 400 530
3.700% due 08/15/49 80 84
3.875% due 08/15/59 280 297
US Bancorp
2.350% due 01/29/21 3,017 3,036
Series BKNT
3.150% due 04/26/21 3,346 3,413
Valero Energy Corp.
4.500% due 03/15/28 3,000 3,288
10.500% due 03/15/39 800 1,343
Valmont Industries, Inc.
5.250% due 10/01/54 1,324 1,359
Verizon Communications, Inc.
3.500% due 11/01/24 30 32
2.625% due 08/15/26 150 153
7.750% due 12/01/30 800 1,159
4.500% due 08/10/33 870 1,019
5.250% due 03/16/37 890 1,120
5.500% due 03/16/47 50 68
Series WI
2.946% due 03/15/22 2,972 3,046
3.376% due 02/15/25 651 691
4.329% due 09/21/28 516 587
4.862% due 08/21/46 200 248
Viacom, Inc.
3.875% due 04/01/24 150 158
Visa, Inc.
4.300% due 12/14/45 2,280 2,814
Series 7YR
2.800% due 12/14/22 2,920 3,008
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 1,580 1,618
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 322
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 2,906 3,012
Walgreen Co.
3.100% due 09/15/22 2,975 3,070
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 2,939 3,004
Walmart, Inc.
3.125% due 06/23/21 1,180 1,207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 06/26/23 1,919 2,025
3.700% due 06/26/28 1,110 1,233
Walt Disney Co. (The)
2.350% due 12/01/22 1,264 1,284
6.650% due 11/15/37 (Þ) 200 299
Washington Prime Group, LP
6.450% due 08/15/24 146 140
Waste Management, Inc.
3.500% due 05/15/24 1,200 1,268
3.200% due 06/15/26 410 434
3.450% due 06/15/29 620 670
4.150% due 07/15/49 80 92
Wells Fargo & Co.
2.500% due 03/04/21 3,024 3,045
4.600% due 04/01/21 1,500 1,554
3.157% due 10/31/23 (Ê) 200 204
3.750% due 01/24/24 1,190 1,260
3.000% due 10/23/26 1,670 1,718
3.196% due 06/17/27 (Ê) 500 517
4.150% due 01/24/29 1,715 1,905
2.879% due 10/30/30 (Ê) 930 934
5.375% due 11/02/43 200 253
4.400% due 06/14/46 160 181
4.750% due 12/07/46 2,830 3,371
Series GMTN
4.900% due 11/17/45 1,700 2,056
Wells Fargo Bank NA
Series BKNT
2.600% due 01/15/21 3,007 3,033
Western Gas Partners, LP
5.450% due 04/01/44 3,319 2,883
Western Midstream Operating, LP
4.650% due 07/01/26 240 240
Williams Cos., Inc. (The)
3.600% due 03/15/22 1,000 1,029
7.750% due 06/15/31 300 395
5.800% due 11/15/43 430 498
Series A
7.500% due 01/15/31 390 512
Wyndham Destinations, Inc.
5.625% due 03/01/21 517 535
Wyndham Worldwide Corp.
4.250% due 03/01/22 96 98
Xerox Corp.
4.125% due 03/15/23 876 895
Yum! Brands, Inc.
3.875% due 11/01/23 485 502
698,348
International Debt - 10.2%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B
4.036% due 02/17/24 (Ê) 181 181
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 490 503
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 400 433

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 1,130 1,142
Actavis Funding SCS
3.450% due 03/15/22 1,350 1,383
3.800% due 03/15/25 610 642
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 205
Series WI
5.000% due 10/01/21 550 578
Alcoa Nederland Holding BV
7.000% due 09/30/26 (Þ) 300 326
6.125% due 05/15/28 (Þ) 250 268
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 2,651 2,699
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,018
Altrice France SA Term Loan B12
5.609% due 01/31/26 (Ê) 523 510
Ambac LSNI LLC
7.104% due 02/12/23 (Ê)(Þ) 18,633 18,771
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 380 390
3.625% due 09/11/24 (Þ) 950 986
4.750% due 04/10/27 (Þ) 480 520
ArcelorMittal
6.250% due 02/25/22 360 389
6.125% due 06/01/25 690 785
4.550% due 03/11/26 260 275
Argentine Republic Government
International Bond
5.625% due 01/26/22 2,160 916
6.875% due 01/11/48 300 116
Series NY
2.661% due 03/31/29 (~)(Ê) 1,530 612
Series WI
7.500% due 04/22/26 290 123
AstraZeneca PLC
2.375% due 06/12/22 1,676 1,692
Athene Holding, Ltd.
4.125% due 01/12/28 1,455 1,513
Avon Products, Inc.
7.000% due 03/15/23 288 302
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 3,027
Banco Santander SA
3.121% due 04/12/23 (Ê) 200 201
3.848% due 04/12/23 200 209
2.706% due 06/27/24 1,000 1,016
4.379% due 04/12/28 1,200 1,316
Bancolombia SA
5.950% due 06/03/21 2,835 2,980
Bangkok Bank PCL
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.050% due 03/19/24 (Þ) 2,475 2,631
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 3,022 3,060
Bank of Montreal
3.803% due 12/15/32 (Ê) 120 125
Series D
3.100% due 04/13/21 1,549 1,577
Bank of Nova Scotia (The)
Series BKNT
3.125% due 04/20/21 2,952 3,008
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 215 239
Barclays PLC
4.338% due 05/16/24 (Ê) 600 632
4.972% due 05/16/29 (Ê) 340 383
5.088% due 06/20/30 (Ê) 1,380 1,500
4.950% due 01/10/47 2,737 3,194
Bausch Health Americas, Inc. Term
Loan B
4.921% due 06/01/25 (Ê) 403 405
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 2,880 2,988
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 49 50
5.000% due 09/30/43 260 339
6.750% due 10/19/75 (Ê)(Þ) 2,200 2,579
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 6,805 6,788
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.539% due 10/22/30 (~)(Ê) 2,380 2,379
BNP Paribas SA
3.375% due 01/09/25 (Þ) 320 332
4.705% due 01/10/25 (Ê)(Þ) 1,250 1,359
4.625% due 03/13/27 (Þ) 450 491
4.400% due 08/14/28 (Þ) 1,490 1,659
5.198% due 01/10/30 (Ê)(Þ) 2,220 2,619
4.375% due 03/01/33 (Ê)(Þ) 240 255
Series BKNT
5.000% due 01/15/21 1,133 1,176
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 200 184
BP Capital Markets PLC
3.245% due 05/06/22 1,092 1,125
Brazil Government International Bond
4.625% due 01/13/28 3,960 4,239
5.625% due 01/07/41 2,860 3,207
5.000% due 01/27/45 2,990 3,108
Brookfield Finance, Inc.
4.000% due 04/01/24 2,769 2,951
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 4,026 4,038

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
458 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 2,978 3,032
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 90 93
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
3.056% due 10/20/28 (~)(Ê) 6,785 6,772
Celulosa Arauco y Constitucion SA
Series WI
5.500% due 11/02/47 1,297 1,381
Cencosud SA
5.500% due 01/20/21 (Þ) 1,990 2,040
Colombia Government International
Bond
5.625% due 02/26/44 1,420 1,763
Cooperatieve Rabobank UA
4.625% due 12/01/23 600 647
4.375% due 08/04/25 3,350 3,644
Credit Suisse Group AG
2.593% due 09/11/25 (Ê)(Þ) 250 249
3.869% due 01/12/29 (Ê)(Þ) 1,520 1,624
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
4.875% due 05/15/45 250 311
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 105
Danone SA
2.077% due 11/02/21 (Þ) 750 750
2.589% due 11/02/23 (Þ) 4,695 4,777
Danske Bank A/S
5.000% due 01/12/22 (Þ) 4,516 4,759
3.001% due 09/20/22 (Ê)(Þ) 510 515
3.875% due 09/12/23 (Þ) 230 239
5.375% due 01/12/24 (Þ) 490 540
Deutsche Bank AG
4.500% due 04/01/25 629 613
4.296% due 05/24/28 (Ê) 149 141
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 1,081 1,078
2.820% due 01/19/22 (Þ) 160 162
DP World PLC
5.625% due 09/25/48 (Þ) 980 1,132
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
3.514% due 08/15/30 (Ê)(Þ) 3,028 3,027
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 1,521 1,520
Ecopetrol SA
5.875% due 05/28/45 1,210 1,397
Ecuador Government International Bond
7.875% due 01/23/28 (Þ) 500 448
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 564
Electricite de France SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 01/22/14 (Þ) 1,180 1,412
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,029
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,017
Eni SpA
4.250% due 05/09/29 (Þ) 2,734 3,017
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 489
Garda World Security Corp. 2019 1ST
Lien Term Loan B
Zero coupon due 10/17/26 (~)(Ê) 310 308
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 3,011
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 3,000 3,161
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,241 1,270
2.875% due 06/01/22 1,933 1,979
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
3.011% due 04/15/31 (~)(Ê) 3,133 3,098
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,173
HSBC Holdings PLC
3.400% due 03/08/21 2,781 2,829
2.650% due 01/05/22 1,991 2,013
4.250% due 08/18/25 670 716
3.900% due 05/25/26 360 384
4.583% due 06/19/29 (Ê) 1,980 2,214
3.973% due 05/22/30 (Ê) 900 971
6.500% due 12/31/99 (Ê)(ƒ) 710 752
Hyundai Capital Services, Inc.
2.875% due 03/16/21 (Þ) 3,018 3,033
ICBCIL Finance Co., Ltd.
2.500% due 09/29/21 (Þ) 2,880 2,865
Indonesia Government International
Bond
3.500% due 01/11/28 440 457
5.125% due 01/15/45 (Þ) 410 487
4.350% due 01/11/48 490 535
3.700% due 10/30/49 1,970 1,995
Series DmtN
3.850% due 07/18/27 (Þ) 200 212
Series REGS
3.750% due 04/25/22 1,840 1,892
5.125% due 01/15/45 400 475
Intelsat Jackson Holdings SA Term Loan
B3
5.682% due 11/27/23 (Ê) 300 299
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,500 1,514
3.375% due 01/12/23 (Þ) 2,323 2,351
5.017% due 06/26/24 (Þ) 1,840 1,920

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.710% due 01/15/26 (Þ) 400 429
3.875% due 01/12/28 (Þ) 1,171 1,179
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 1,128 1,169
KazMunajGaz
6.375% due 10/24/48 (Þ) 250 314
Kenya Government International Bond
7.250% due 02/28/28 (Þ) 250 264
Series REGS
6.875% due 06/24/24 420 446
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 1,029 1,040
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,400 1,506
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (Ê)(Þ) 5,278 5,270
Lloyds Bank PLC
3.300% due 05/07/21 1,217 1,239
Lloyds Banking Group PLC
3.900% due 03/12/24 900 951
4.500% due 11/04/24 600 640
4.375% due 03/22/28 200 221
4.550% due 08/16/28 600 673
3.574% due 11/07/28 (Ê) 200 208
4.344% due 01/09/48 2,984 3,167
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 254 288
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,985
LYB Finance Co. BV
8.100% due 03/15/27 865 1,119
LYB International Finance BV
4.000% due 07/15/23 1,033 1,096
LyondellBasell Industries NV
5.750% due 04/15/24 967 1,092
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
3.128% due 07/29/30 (~)(Ê) 4,180 4,180
Madison Park Funding XXVII, Ltd.
Series 2018-27A Class A1A
3.499% due 04/20/30 (~)(Ê) 3,075 3,060
Magnolia Finance XI DAC
Series 2019-1OTF Class A
4.999% due 08/09/24 (Ê)(Þ) 1,140 1,138
Marks And Spencer PLC
7.125% due 12/01/37 2,583 2,940
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) — —
Mexico Government International Bond
4.350% due 01/15/47 3,640 3,782
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 3,008 3,043
2.998% due 02/22/22 310 316
Myriad International Holdings BV
4.850% due 07/06/27 (Þ) 750 823
National Australia Bank, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
2.625% due 01/14/21 1,260 1,271
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 300
7.143% due 02/23/30 (Þ) 320 321
Noble Holding International, Ltd.
7.950% due 04/01/25 240 138
5.250% due 03/15/42 150 57
8.950% due 04/01/45 146 62
Nokia OYJ
6.625% due 05/15/39 236 270
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 623
Nutrien , Ltd.
3.625% due 03/15/24 1,245 1,312
3.000% due 04/01/25 1,301 1,333
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 1,015 1,082
OCP SA
4.500% due 10/22/25 (Þ) 330 349
Panther BF Aggregator LP Term Loan B
5.300% due 04/30/26 (Ê) 1,380 1,360
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 1,000 1,065
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 580 609
5.500% due 01/15/42 (Þ) 150 189
Peru Government International Bond
6.550% due 03/14/37 10 15
5.625% due 11/18/50 880 1,289
Petrobras Global Finance BV
6.250% due 03/17/24 130 146
7.375% due 01/17/27 70 85
Series WI
5.299% due 01/27/25 8,205 8,965
Petroleos Mexicanos
3.500% due 01/30/23 200 202
Series WI
4.625% due 09/21/23 250 261
6.875% due 08/04/26 1,030 1,127
Poland Government International Bond
5.125% due 04/21/21 2,300 2,401
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 450 151
7.875% due 06/15/27 (Þ) 400 138
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 650 721
4.817% due 03/14/49 (Þ) 1,900 2,337
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,130
Royal Bank of Canada
Series GMTN
2.500% due 01/19/21 1,054 1,063
3.200% due 04/30/21 700 714
2.750% due 02/01/22 1,950 1,990
Royal Bank of Scotland Group PLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
460 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 12/15/22 500 545
3.875% due 09/12/23 680 709
5.125% due 05/28/24 1,500 1,619
4.519% due 06/25/24 (Ê) 200 213
4.269% due 03/22/25 (Ê) 500 530
7.648% due 12/31/49 (Ê)(ƒ) 284 403
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,083
Sands China, Ltd.
Series WI
4.600% due 08/08/23 750 793
5.125% due 08/08/25 420 463
Sanofi
4.000% due 03/29/21 1,254 1,294
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 2,653 3,208
Santander PLC
5.000% due 11/07/23 (Þ) 2,810 3,021
Schlumberger Norge AS
4.200% due 01/15/21 (Þ) 500 510
Schneider Electric SE
2.950% due 09/27/22 (Þ) 1,470 1,508
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.001% due 04/13/31 (Ê)(Þ) 5,390 5,313
Series 2019-9A Class AR
3.096% due 10/20/28 (~)(Ê) 3,292 3,287
Shell International Finance BV
1.750% due 09/12/21 1,964 1,965
2.375% due 08/21/22 1,270 1,289
4.375% due 05/11/45 550 667
4.000% due 05/10/46 930 1,066
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 2,994 3,040
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 3,016 3,033
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 2,027 2,027
Class C
2.900% due 05/27/22 (Þ) 1,245 1,276
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 569
Sound Point CLO, Ltd.
Series 2018-1A Class A
3.787% due 04/15/31 (~)(Ê) 6,000 5,913
Southern Copper Corp.
5.250% due 11/08/42 2,900 3,251
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,043
Stars Group Holdings BV Term Loan B
5.604% due 07/10/25 (Ê) 36 36
Sumitomo Mitsui Banking Corp.
2.934% due 03/09/21 3,005 3,039
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.058% due 07/14/21 450 450
Suncor Energy, Inc.
3.600% due 12/01/24 2,852 3,014
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 429
Swedbank AB
2.650% due 03/10/21 (Þ) 1,048 1,054
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 600
Teck Resources, Ltd.
6.000% due 08/15/40 20 21
Telecom Italia SpA
6.375% due 11/15/33 104 115
6.000% due 09/30/34 78 83
7.200% due 07/18/36 251 292
7.721% due 06/04/38 295 361
Telefonica Emisiones SA
5.213% due 03/08/47 700 814
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,033
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/21 210 202
2.950% due 12/18/22 60 55
Series 2
3.650% due 11/10/21 10 10
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 1,090 1,033
2.800% due 07/21/23 990 856
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 491
1.800% due 07/13/21 3,041 3,040
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,171
Total Capital International SA
4.250% due 12/15/21 1,139 1,198
Trust F/1401
5.250% due 01/30/26 (Þ) 1,200 1,278
6.390% due 01/15/50 (Þ) 1,794 1,915
UBS Group Funding Switzerland AG
3.491% due 05/23/23 (Þ) 1,000 1,031
4.253% due 03/23/28 (Þ) 1,250 1,378
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 1,810 1,941
UniCredit SpA
6.572% due 01/14/22 (Þ) 3,897 4,195
Unilever Capital Corp.
3.125% due 03/22/23 2,148 2,236
USB Group AG
3.126% due 08/13/30 (Ê)(Þ) 400 410
Valaris PLC
5.750% due 10/01/44 151 61
Vale Overseas, Ltd.
6.875% due 11/21/36 1,374 1,741
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 350 372

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vodafone Group PLC
4.375% due 05/30/28 950 1,055
7.000% due 04/04/79 (Ê) 466 540
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.252% due 04/17/30 (Ê)(Þ) 9,480 9,451
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ) 5,690 5,676
Weatherford International, Ltd.
6.500% due 08/01/36 (Ø) 262 79
7.000% due 03/15/38 (Ø) 128 38
Westpac Banking Corp.
2.600% due 11/23/20 410 413
Woori Bank
5.875% due 04/13/21 (Þ) 2,825 2,955
WPP Finance 2010
4.750% due 11/21/21 1,216 1,276
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.421% due 04/15/25 (Ê) 149 147
398,725
Loan Agreements - 0.9%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.096% due 04/28/22 (Ê) 373 334
Albertson's LLC Term Loan B7
4.536% due 11/16/25 (Ê) 144 145
Albertson's LLC Term Loan B8
4.536% due 08/07/26 (Ê) 344 346
Allied Universal Holdco Delayed Draw
Term Loan
4.250% due 07/12/26 (Ê) 110 109
Allied Universal Holdco Term Loan B
6.507% due 07/12/26 (Ê) 1,222 1,212
American Airlines, Inc. 1st Lien Term
Loan B
3.921% due 12/14/23 (Ê) 325 324
Api Group DE, Inc. Term Loan B
4.286% due 10/01/26 (Ê) 1,380 1,384
Aramark Services, Inc. 1st Lien Term
Loan B3
3.536% due 03/11/25 (Ê) 493 493
Asurion LLC 1st Lien Term Loan B7
4.786% due 11/03/24 (Ê) 417 418
Asurion LLC Term Loan B4
4.786% due 08/04/22 (Ê) 543 543
Athenahealth , Inc. Term Loan B
6.681% due 02/11/26 (Ê) 1,376 1,364
Atlantic Aviation FBO, Inc. Term Loan B
5.540% due 12/06/25 (Ê) 119 120
Avolon LLC 1st Lien Term Loan B3
3.596% due 01/15/25 (Ê) 427 428
BCP CC Holdings Merger Sub, Inc. Term
Loan B1
4.854% due 12/01/24 (Ê) 228 228
Berry Global, Inc. Term Loan W
3.878% due 10/01/22 (Ê) 582 583
Blackstone CQP Holdco LP Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.656% due 06/20/24 (Ê) 160 159
Brickman Group, Ltd. 1st Lien Term
Loan B
4.381% due 08/10/25 (Ê) 207 208
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
3.786% due 10/06/24 (Ê) 124 124
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.536% due 12/22/24 (Ê) 635 625
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.286% due 03/01/24 (Ê) 582 578
Charter Communications Operating LLC
2019 Term Loan B1
3.580% due 04/30/25 (Ê) 368 369
Citadel Securities LP Term Loan B
5.286% due 02/27/26 (~)(Ê) 1,200 1,202
CityCenter Holdings LLC Term Loan B
4.036% due 04/18/24 (Ê) 326 326
CWGS Group LLC Term Loan B
4.536% due 11/08/23 (Ê) 416 352
Dcert Buyer, Inc. 2019 Term Loan B
6.003% due 08/08/26 (Ê) 1,380 1,353
Dell International LLC Term Loan B
3.790% due 09/12/25 (Ê) 489 491
Diamond Sports Group LLC Term Loan
5.080% due 08/24/26 (Ê) 200 201
Edelman Financial Center LLC Term
Loan B1
5.096% due 07/19/25 (Ê) 318 315
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.286% due 07/03/24 (Ê) 319 319
Golden Nugget, Inc. 1st Lien Term Loan
B
4.687% due 10/04/23 (Ê) 852 849
HCA, Inc. Term Loan B12
3.536% due 03/13/25 (Ê) 197 198
Hilton Worldwide Finance LLC Term
Loan B
3.573% due 06/21/26 (Ê) 368 369
iHeartCommunications , Inc. Exit Term
Loan
6.032% due 05/01/26 (Ê) 1,381 1,384
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
4.786% due 07/31/24 (Ê) 596 596
Jaguar Holding Co. II 1st Lien Term
Loan
4.286% due 08/18/22 (Ê) 218 218
Jane Street Group LLC Term Loan B
4.786% due 08/25/22 (Ê) 1,378 1,371
Level 3 Financing, Inc. Term Loan B
4.036% due 02/22/24 (Ê) 962 963
LPL Holdings, Inc. Term Loan B
4.054% due 09/21/24 (Ê) 89 89
MA Finance Co. LLC 1st Lien Term
Loan B
4.300% due 06/21/24 (Ê) 14 14

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
462 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McAfee LLC Term Loan B1
5.555% due 09/29/24 (Ê) 1,377 1,376
MGM Growth Properties LLC 1st Lien
Term Loan B
3.786% due 04/25/23 (Ê) 601 602
Michaels Stores, Inc. 1st Lien Term
Loan B
4.300% due 01/28/23 (Ê) 179 174
MultiPlan , Inc. Term Loan B
4.854% due 05/25/23 (Ê) 846 791
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
4.554% due 06/20/26 (Ê) 530 532
Party City Holdings, Inc. 1st Lien Term
Loan
4.290% due 08/19/22 (Ê) 363 360
PCI Gaming Authority Term Loan
4.786% due 05/31/26 (Ê) 281 282
Phoenix Guarantor Inc. Term Loan B1
6.490% due 03/05/26 (Ê) 470 469
Prime Security Services Borrower LLC
2019 Term Loan B1
5.247% due 09/23/26 (Ê) 739 713
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.304% due 11/16/25 (Ê) 915 912
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.536% due 02/05/23 (Ê) 1,377 1,377
RPI Finance Trust Term Loan B
3.786% due 03/27/23 (Ê) 533 535
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.536% due 08/14/24 (Ê) 965 954
Seattle SpinCo, Inc.1st Lien Term Loan
B3
4.300% due 06/21/24 (Ê) 97 94
ServiceMaster Co. LLC 1st Lien Term
Loan B
4.286% due 11/08/23 (Ê) 22 22
Station Casinos LLC 1st Lien Term
Loan B
4.290% due 06/08/23 (Ê) 114 114
Sungard AS New Holdings III LLC Term
Loan
2.500% due 02/03/22 (Ê) 107 104
9.787% due 02/03/22 (Ê) 107 104
Sungard Availability Services Capital,
Inc. Term Loan
6.287% due 11/03/22 (Ê) 677 546
TKC Holdings, Inc. 1st Lien Term Loan
5.540% due 02/01/23 (Ê) 348 337
Trans Union LLC 1st Lien Term Loan B3
3.786% due 04/09/23 (Ê) 193 193
UFC Holdings LLC Term Loan
5.040% due 04/29/26 (Ê) 497 497
Univision Communications, Inc. Term
Loan C5
4.536% due 03/15/24 (Ê) 770 741
VFH Parent LLC Term Loan B
6.044% due 03/01/26 (Ê) 1,419 1,416
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VICI Properties, Inc. Term Loan B
3.850% due 12/15/24 (Ê) 60 60
Virgin Media Bristol LLC Term Loan N
4.421% due 01/04/28 (Ê) 731 727
Western Digital Corp. 1st Lien Term
Loan B4
3.747% due 04/29/23 (Ê) 364 363
35,099
Mortgage-Backed Securities - 30.8%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 975 1,047
A10 Securitization LLC
Series 2017-AA Class B1
0.015% due 05/15/36 (Þ) 6,380 6,340
Banc of America Funding Trust
Series 2005-D Class A1
4.779% due 05/25/35 (~)(Ê) 1,903 1,952
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.539% due 05/25/35 (~)(Ê) 486 496
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.063% due 07/25/34 (~)(Ê) 727 745
Series 2004-5 Class 2A
4.451% due 07/25/34 (~)(Ê) 282 286
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 9,274 10,336
Series 2018-B7 Class A4
4.510% due 05/15/53 (~)(Ê) 8,108 9,417
Series 2018-B8 Class A5
4.232% due 01/15/52 11,975 13,660
BX Commercial Mortgage Trust
Series 2018-BIOA Class D
3.628% due 03/15/37 (~)(Ê) 10,910 10,937
Series 2018-IND Class G
4.330% due 11/15/35 (Ê)(Þ) 699 702
Series 2019-XL Class A
2.920% due 10/15/36 (Ê)(Þ) 2,030 2,033
Series 2019-XL Class F
4.000% due 10/15/36 (Ê)(Þ) 2,770 2,773
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,835 4,103
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (~)(Ê) 3,491 3,526
Series 2019-LIFE Class G
5.750% due 12/15/37 (~)(Ê) 7,883 7,967
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
3.820% due 07/25/34 (~)(Ê) 711 725
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,637 2,085
Citigroup Commercial Mortgage Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 990 1,026
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 5,392 5,485
Series 2019-SST2 Class F
4.940% due 12/15/36 (Ê)(Þ) 1,870 1,873
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
3.630% due 10/25/35 (Ê) 26 27
Series 2012-7 Class 10A2
3.206% due 09/25/36 (~)(Ê) 1,197 1,226
Series 2015-2 Class 5A1
2.268% due 03/25/47 (Ê)(Þ) 1,031 1,038
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Æ)(Þ) 950 1,017
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,392
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 930 993
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,162
Series 2015-LC19 Class A4
3.183% due 02/10/48 (Æ) 3,495 3,659
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,043
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 977
Series 2018-COR3 Class A3
4.228% due 05/10/51 13,818 15,598
Series 2019-521F Class A
2.821% due 06/15/34 (Ê)(Þ) 5,404 5,406
Series 2019-521F Class D
3.471% due 06/15/34 (Ê)(Þ) 4,040 4,040
Core Industrial Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (Ê)(Þ) 7,130 7,143
Countrywide Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 219 198
Series 2006-13T1 Class A3
6.000% due 05/25/36 2,029 1,541
Credit Suisse European Mortgage
Capital, Ltd.
Series 2019-2 Class A
4.850% due 07/31/21 (Ê)(Š)(Þ) 5,500 5,501
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
7.534% due 07/15/32 (Ê)(Þ) 1,500 1,499
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê)(Þ) 5,766 5,788
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 3,437 3,501
Series 2019-AFC1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.573% due 07/25/49 (~)(Ê)(Þ) 2,074 2,072
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 285
CSWF
Series 2018-TOP Class B
3.625% due 08/15/35 (Ê)(Þ) 2,150 2,150
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/39 (~)(Ê)(Þ) 4,612 5,018
DBJPM Mortgage Trust
Series 2016-C3 Class A5
2.890% due 09/10/49 1,630 1,686
DBUBS Mortgage Trust
Series 2011-LC3A Class C
5.510% due 08/10/44 (~)(Ê)(Þ) 320 334
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
1.571% due 06/27/37 (~)(Ê)(Þ) 2,965 3,060
Fannie Mae
3.500% due 2026 828 857
3.000% due 2027 938 965
3.500% due 2028 700 728
3.640% due 2028 300 330
2.520% due 2029 80 82
2.740% due 2029 300 313
3.070% due 2029 150 160
3.090% due 2029 300 322
3.160% due 2029 219 235
3.190% due 2029 99 107
3.240% due 2029 400 433
3.260% due 2029 378 409
3.300% due 2029 100 109
3.350% due 2029 80 87
3.820% due 2029 490 550
3.500% due 2030 730 758
2.450% due 2031 200 203
2.600% due 2031 1,680 1,725
2.670% due 2031 200 208
2.765% due 2031 700 728
2.770% due 2031 500 523
2.810% due 2031 400 417
2.840% due 2031 100 105
2.850% due 2031 310 327
2.870% due 2031 100 106
3.310% due 2031 100 109
5.000% due 2031 1,876 2,010
3.000% due 2032 278 285
3.500% due 2032 1,272 1,324
3.000% due 2033 3,091 3,191
3.500% due 2033 2,402 2,501
2.500% due 2034 9,827 9,934
3.500% due 2034 5,432 5,673
4.000% due 2034 190 201
5.500% due 2034 441 497
4.500% due 2035 2,267 2,440

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
464 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2035 293 330
6.000% due 2035 291 334
4.000% due 2036 38 41
5.500% due 2036 570 642
3.000% due 2037 335 345
4.000% due 2037 31 33
5.500% due 2037 172 192
5.500% due 2038 36 40
4.500% due 2039 314 340
6.000% due 2039 294 336
6.000% due 2039 227 261
4.500% due 2040 98 107
5.500% due 2040 3,158 3,546
4.000% due 2041 524 559
4.500% due 2041 410 443
5.000% due 2041 2,023 2,229
6.000% due 2041 588 676
3.500% due 2042 71 74
3.500% due 2043 3,712 3,894
3.500% due 2045 8,233 8,615
4.000% due 2045 4,465 4,739
3.000% due 2046 5,100 5,237
3.500% due 2046 5,193 5,423
4.000% due 2046 8,769 9,330
4.500% due 2046 2,846 3,138
5.000% due 2046 1,493 1,635
3.000% due 2047 25,799 26,487
3.500% due 2047 1,083 1,138
4.000% due 2047 16,196 16,999
3.000% due 2048 826 843
3.500% due 2048 4,914 5,092
4.500% due 2048 25,356 26,718
5.000% due 2048 9,305 9,949
3.000% due 2049 80,240 82,050
3.500% due 2049 75,580 77,777
4.000% due 2049 20,423 21,213
4.500% due 2049 1,096 1,168
4.000% due 2056 3,710 3,983
4.500% due 2056 1,418 1,534
5.500% due 2056 1,259 1,376
3.500% due 2057 4,051 4,265
4.000% due 2057 315 338
4.500% due 2057 1,230 1,330
15 Year TBA(Ï)
2.500% 2,500 2,527
30 Year TBA(Ï)
2.500% 9,900 9,845
3.000% 18,900 19,206
3.500% 100 103
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 8 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 9 2
Series 2001-317 Class 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
8.000% due 12/25/31 13 3
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 4 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 213 32
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 606 116
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 91 18
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
4.423% due 05/25/24 (Ê) 4,821 5,012
Series 2014-C03 Class 1M2
4.621% due 07/25/24 (~)(Ê) 3,110 3,266
Series 2014-C04 Class 1M2
7.377% due 11/25/24 (Ê) 4,977 5,421
Series 2016-C04 Class 1M2
6.654% due 01/25/29 (Ê) 4,570 4,824
Series 2017-C07 Class 1M2
4.830% due 05/25/30 (Ê) 2,060 2,091
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 200 208
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.338% due 05/18/27 (~)(Ê) 11 2
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 35 9
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 33 7
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 159 36
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 26 5
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 35 7
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 17 4
Series 2005-117 Class LC
5.500% due 11/25/35 681 715
Series 2006-118 Class A1
1.621% due 12/25/36 (Ê) 21 21
Series 2007-73 Class A1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.883% due 07/25/37 (Ê) 226 222
Series 2009-70 Class PS
Interest Only STRIP
5.516% due 01/25/37 (~)(Ê) 5,044 792
Series 2010-95 Class S
Interest Only STRIP
5.366% due 09/25/40 (~)(Ê) 5,258 1,125
Series 2012-35 Class SC
Interest Only STRIP
4.677% due 04/25/42 (Ê) 22 4
Series 2013-54 Class BS
Interest Only STRIP
4.918% due 06/25/43 (Ê) 247 52
Series 2013-124 Class SB
Interest Only STRIP
4.718% due 12/25/43 (Ê) 493 93
Series 2016-23 Class ST
Interest Only STRIP
4.177% due 11/25/45 (Ê) 2,583 554
Series 2016-60 Class QS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 841 151
Series 2016-61 Class BS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 2,270 387
Series 2017-76 Class SB
Interest Only STRIP
4.866% due 10/25/57 (Ê) 1,554 311
Series 2017-85 Class SC
Interest Only STRIP
4.963% due 11/25/47 (Ê) 487 82
Fannie Mae-Aces
Series 2018-M15 Class 1A2
3.700% due 01/25/36 100 112
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 2,060 2,270
Series 2019-M4 Class A2
3.610% due 02/25/31 390 433
Series 2019-M5 Class A2
3.273% due 01/25/29 710 764
Series 2019-M6 Class A2
3.450% due 01/01/29 780 861
Series 2019-M19 Class A2
2.560% due 09/25/29 1,419 1,454
Federal National Mortgage Association
2.700% due 10/25/49 (Š) 200 203
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê) 4,494 4,587
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 101 103
Freddie Mac
Zero coupon due 2029 3,500 236
3.500% due 2030 799 832
3.000% due 2031 1,514 1,558
3.000% due 2032 1,166 1,200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2033 3,303 3,397
4.500% due 2034 138 148
3.000% due 2035 274 282
3.500% due 2035 1,424 1,483
5.000% due 2035 22 24
3.000% due 2036 1,285 1,323
4.000% due 2036 77 82
3.000% due 2038 600 615
6.000% due 2038 989 1,139
4.500% due 2039 4,071 4,470
5.500% due 2039 532 597
5.500% due 2040 780 877
4.000% due 2041 5,315 5,690
5.500% due 2041 1,226 1,379
3.500% due 2043 2,199 2,307
4.000% due 2044 3,517 3,763
3.500% due 2045 14,936 15,785
4.000% due 2045 2,789 2,949
3.000% due 2046 15,785 16,254
3.500% due 2046 273 287
4.000% due 2046 9,405 9,961
4.500% due 2046 1,438 1,533
3.000% due 2047 4,477 4,608
3.500% due 2047 235 246
4.000% due 2047 6,594 6,939
4.500% due 2047 918 969
3.000% due 2048 2,387 2,436
3.500% due 2048 7,348 7,570
4.000% due 2048 1,866 1,947
4.000% due 2048 386 400
4.500% due 2048 6,930 7,299
5.000% due 2048 812 870
2.500% due 2049 2,100 2,091
3.000% due 2049 29,934 30,537
3.500% due 2049 18,714 19,235
4.000% due 2049 10,112 10,485
4.000% due 2049 26 27
5.000% due 2049 978 1,045
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 8,350 8,495
Series 2013-K029 Class A2
3.320% due 02/25/23 7,940 8,275
Series 2015-K044 Class A2
2.811% due 01/25/25 3,050 3,171
Series 2015-K051 Class A2
3.308% due 09/25/25 7,730 8,265
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 24,919 1,354
Series 2017-SR01 Class A3
3.089% due 11/25/27 370 383
Series 2018-K074 Class A2
3.600% due 01/25/28 16,233 17,902
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 8,566 9,794

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
466 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-K091 Class A2
3.505% due 03/25/29 800 889
Series 2019-K094 Class X1
Interest Only STRIP
0.881% due 06/25/29 (~)(Ê) 1,000 73
Series 2019-K095 Class X1
Interest Only STRIP
1.083% due 06/25/29 (~)(Ê) 1,000 76
Series 2019-K735 Class X1
Interest Only STRIP
1.103% due 05/25/26 (~)(Ê) 1,300 72
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (~)(Ê) 253 38
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (~)(Ê) 9 2
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (~)(Ê) 21 4
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 5 1
Series 2003-2624 Class QH
5.000% due 06/15/33 290 326
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 45 12
Series 2006-R007 Class ZA
6.000% due 05/15/36 1,034 1,196
Series 2011-3973 Class SA
Interest Only STRIP
4.569% due 12/15/41 (Ê) 84 18
Series 2012-4045 Class HD
4.500% due 07/15/41 1,692 1,851
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 7 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 15 3
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 16 3
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 20 4
Series 2014-334 Class S7
Interest Only STRIP
4.179% due 08/15/44 (Ê) 958 192
Series 2016-353 Class S1
Interest Only STRIP
4.079% due 12/15/46 (Ê) 439 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
5.423% due 04/25/24 (Ê) 3,791 4,002
Series 2014-HQ2 Class M3
5.573% due 09/25/24 (Ê) 2,781 3,003
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 7,081 7,806
Series 2015-DNA3 Class M3F
5.523% due 04/25/28 (~)(Ê) 4,380 4,683
Series 2016-DNA4 Class M2
2.291% due 03/25/29 (Ê) 1,055 1,058
Series 2017-DNA1 Class B1
6.773% due 07/25/29 (Ê) 830 939
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.883% due 07/25/46 (~)(Ê) 606 613
Ginnie Mae I
4.500% due 2039 6,481 7,059
5.000% due 2039 2,431 2,725
4.500% due 2040 701 763
4.500% due 2041 1,281 1,395
3.000% due 2042 711 734
4.500% due 2042 157 170
3.000% due 2043 753 777
3.500% due 2048 667 702
Ginnie Mae II
3.500% due 2044 246 259
3.500% due 2045 108 113
3.000% due 2046 1,912 1,978
3.500% due 2046 2,261 2,372
3.500% due 2047 1,989 2,078
4.000% due 2047 4,666 4,894
3.000% due 2048 329 339
3.500% due 2048 1,555 1,615
4.000% due 2048 4,293 4,480
4.500% due 2048 2,449 2,573
3.500% due 2049 5,329 5,516
4.000% due 2049 200 211
4.500% due 2049 20,964 21,975
5.000% due 2049 1,757 1,856
30 Year TBA(Ï)
2.500% 4,100 4,146
3.000% 16,900 17,393
3.500% 8,800 9,131
4.000% 1,500 1,559
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (~)(Ê) 30 5
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 11,901 423
Series 2012-H27 Class AI
Interest Only STRIP
1.752% due 10/20/62 (~)(Ê) 1,143 57

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 139 18
Series 2014-190 Class PL
3.500% due 12/20/44 4,959 5,267
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 1,802 317
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 817 150
Series 2016-135 Class SB
Interest Only STRIP
420925.000% due 10/16/46 (Ê) 313 70
Series 2017-111 Class IO
Interest Only STRIP
0.740% due 02/16/59 (~)(Ê) 2,886 189
Series 2017-H15 Class KI
Interest Only STRIP
2.152% due 07/20/67 (~)(Ê) 576 76
Series 2017-H18 Class BI
Interest Only STRIP
1.627% due 09/20/67 (~)(Ê) 7,564 693
Series 2017-H20 Class IB
Interest Only STRIP
1.963% due 10/20/67 (~)(Ê) 293 32
Series 2018-119 Class IO
Interest Only STRIP
0.653% due 05/16/60 (~)(Ê) 2,963 197
Series 2018-H06 Class PF
2.389% due 02/20/68 (Ê) 921 916
Series 2018-H07 Class FD
2.389% due 05/20/68 (Ê) 1,638 1,629
Series 2019-123 Class A
3.000% due 10/20/49 600 607
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.281% due 09/15/31 (Ê)(Þ) 2,790 2,788
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,758
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 7,865 8,212
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,753
Series 2016-SFP Class A
2.828% due 11/05/35 1,499 1,505
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 7,770 8,159
Hospitality Mortgage Trust
Series 2019-HIT Class D
4.500% due 11/15/26 (~)(Ê) 6,688 6,713
Hudsons Bay Simon JV Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-HB7 Class A7
3.914% due 08/05/34 3,403 3,478
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 751 720
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
0.905% due 10/15/50 (~)(Ê) 11,558 630
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 380 388
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 2,305 2,376
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
4.412% due 07/25/35 (~)(Ê) 114 116
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê) 2,550 2,552
Series 2017-2 Class A5
3.500% due 05/25/47 (~)(Ê)(Þ) 6,680 6,768
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê) 10,769 10,827
Series 2017-4 Class A5
3.500% due 11/25/47 (~)(Ê) 4,716 4,772
Series 2018-3 Class A1
3.500% due 04/25/48 (~)(Ê)(Þ) 3,380 3,437
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 21 21
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 3,090 3,120
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 3,179 3,238
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 6,578 6,637
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê) 2,085 2,091
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 10,078 10,160
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 1,211 1,210
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 1,927 1,932
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê) 4,444 4,487
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 122 122
Lone Star Portfolio Trust
Series 2015-LSP Class E
7.519% due 09/15/28 (Ê)(Þ) 776 782
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 661 405

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
468 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 654 401
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,412 1,428
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 1,360 1,467
Series 2016-UBS9 Class A4
3.594% due 03/15/49 1,425 1,527
Series 2019-BPR Class A
3.900% due 05/15/36 (Ê)(Þ) 1,220 1,218
Series 2019-PLND Class A
3.500% due 05/15/36 (~)(Ê) 7,339 7,334
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 5,268 5,478
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê) 58,208 1,525
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 249
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,494
Nomura Resecuritization Trust
Series 2013-1R Class 3A12
0.694% due 10/26/36 (~)(Ê) 1,092 1,087
Series 2014-1R Class 5A3
0.684% due 10/26/36 (~)(Ê) 3,469 3,447
Series 2015-4R Class 1A14
2.309% due 03/26/47 (Ê)(Þ) 5,214 3,936
Series 2015-8R Class 4A4
3.512% due 11/25/47 (~)(Ê)(Þ) 5,717 4,360
Series 2015-11R Class 3A2
2.747% due 05/25/36 (~)(Ê) 1,272 1,298
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 11,840 11,884
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,041 1,073
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 2,675 2,751
Series 2017-1MKT Class E
4.142% due 02/10/32 4,080 4,121
PMT Credit Risk Transfer Trust
Series 2019-3R Class A
4.164% due 08/27/24 (Ê)(Þ) 2,880 2,880
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Æ)(Ê)(Þ) 1,055 1,114
Residential Mortgage Loan Trust
Series 2019-3 Class A1
2.633% due 09/25/59 (~)(Ê)(Þ) 2,863 2,860
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-3 Class A2
2.941% due 09/25/59 (~)(Ê)(Þ) 2,863 2,860
Series 2019-3 Class A3
3.044% due 09/25/59 (~)(Ê)(Þ) 2,863 2,860
Sequoia Mortgage Trust
Series 2014-4 Class A2
3.500% due 11/25/44 (~)(Ê) 389 391
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê) 3,810 3,875
SG Commercial Mortgage Securities
Trust
Series 2016-C5 Class A4
3.055% due 10/10/48 2,870 2,988
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 534
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
4.147% due 09/25/34 (~)(Ê) 1,852 1,854
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
2.246% due 04/19/35 (Ê) 321 322
Series 2004-AR8 Class A1
2.526% due 05/19/35 (Ê) 964 972
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (Ê)(Þ) 705 704
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
4.851% due 03/25/34 (~)(Ê) 356 365
Series 2004-AR4 Class A6
4.504% due 06/25/34 (~)(Ê) 2,533 2,582
Series 2005-AR6 Class 2A1A
2.283% due 04/25/45 (Ê) 2,638 2,633
Series 2006-AR10 Class 1A1
3.727% due 09/25/36 (~)(Ê) 1,940 1,878
Series 2006-AR18 Class 1A1
3.465% due 01/25/37 (~)(Ê) 3,630 3,495
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 2,031 1,997
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 9,930 10,379
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 8,985 696
Wells Fargo Mortgage-Backed Securities
Trust
Series 2005-AR7 Class 2A1
3.087% due 05/25/35 (~)(Ê) 82 84
Series 2005-AR8 Class 1A1
2.947% due 06/25/35 (~)(Ê) 1,228 1,241
Series 2006-AR5 Class 1A1
5.192% due 04/25/36 (~)(Ê) 4,274 4,391

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 1,515 1,537
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 2,648 2,851
1,198,153
Non-US Bonds - 6.6%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 27,640 176
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 1,829 2,192
Series NTNF
10.000% due 01/01/21 BRL 24,012 6,541
10.000% due 01/01/23 BRL 15,038 4,357
10.000% due 01/01/25 BRL 20,401 6,136
10.000% due 01/01/27 BRL 955 296
Canadian Government International
Bond
0.750% due 09/01/21 CAD 7,260 5,434
1.500% due 06/01/23 CAD 10,885 8,279
2.250% due 06/01/25 CAD 7,720 6,121
1.000% due 06/01/27 CAD 8,638 6,365
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 69,835,800 24,776
6.000% due 04/28/28 COP 19,823,000 5,938
Indonesia Treasury Bond
Series FR68
8.375% due 03/15/34 IDR 66,830,000 5,147
Series FR77
8.125% due 05/15/24 IDR 60,098,000 4,567
Series FR78
8.250% due 05/15/29 IDR 79,712,000 6,174
Japan 10 Year Government International
Bond
Series 348
0.100% due 09/20/27 JPY 845,650 8,054
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 19,806 4,910
Series 0116
3.800% due 08/17/23 MYR 20,630 5,028
Series 0117
3.882% due 03/10/22 MYR 18,949 4,610
Series 0215
3.795% due 09/30/22 MYR 2,726 663
Series 0218
3.757% due 04/20/23 MYR 16,061 3,903
Series 0314
4.048% due 09/30/21 MYR 6,770 1,648
Series 0319
3.478% due 06/14/24 MYR 11,623 2,797
Series 0517
3.441% due 02/15/21 MYR 2,354 566
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexican Bonos
Series M
6.500% due 06/10/21 MXN 4,060 211
7.750% due 05/29/31 MXN 22,373 1,244
7.750% due 11/13/42 MXN 387,846 21,536
8.000% due 11/07/47 MXN 58,570 3,353
Series M 20
10.000% due 12/05/24 MXN 40,145 2,390
7.500% due 06/03/27 MXN 145,603 7,909
Series M 30
10.000% due 11/20/36 MXN 133,166 8,962
8.500% due 11/18/38 MXN 61,980 3,695
Mexico Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 9,000 537
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 47,758 5,330
Series 476
3.000% due 03/14/24 (Þ) NOK 51,653 6,036
Series 478
1.500% due 02/19/26 (Þ) NOK 9,813 1,080
Series 479
1.750% due 02/17/27 (Þ) NOK 5,525 618
Series 480
2.000% due 04/26/28 (Þ) NOK 12,263 1,403
Peru Government International Bond
5.700% due 08/12/24 PEN 26,649 8,872
6.900% due 08/12/37 PEN 15,718 5,805
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 192,010 3,312
Series 6212
7.050% due 01/19/28 RUB 76,616 1,251
Series 6219
7.750% due 09/16/26 RUB 206,670 3,495
Series 6224
6.900% due 05/23/29 RUB 87,080 1,408
Series 6225
7.250% due 05/10/34 RUB 4,270 71
Series 6228
7.650% due 04/10/30 RUB 139,580 2,382
Singapore Government International
Bond
2.250% due 06/01/21 SGD 4,066 3,018
1.250% due 10/01/21 SGD 5,681 4,146
3.125% due 09/01/22 SGD 1,570 1,202
2.750% due 07/01/23 SGD 8,057 6,150
3.000% due 09/01/24 SGD 3,243 2,533
2.375% due 06/01/25 SGD 4,846 3,693
2.125% due 06/01/26 SGD 9,161 6,906
3.500% due 03/01/27 SGD 15,130 12,486
2.625% due 05/01/28 SGD 1,538 1,208
256,920
United States Government Treasuries - 16.9%
United States Treasury Inflation Indexed
Bonds

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
470 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.125% due 04/15/21 29,407 29,176
0.125% due 01/15/22 3,497 3,473
0.375% due 07/15/23 38,139 38,443
0.375% due 07/15/25 19,536 19,821
3.375% due 04/15/32 17,598 24,254
2.125% due 02/15/40 6,974 9,172
1.375% due 02/15/44 7,761 9,221
1.000% due 02/15/46 4,937 5,452
0.875% due 02/15/47 12,818 13,788
1.000% due 02/15/48 3,111 3,456
1.000% due 02/15/49 8,564 9,572
United States Treasury Notes
1.375% due 05/31/21 38,065 37,939
1.125% due 06/30/21 53,325 52,927
1.750% due 05/15/23 81,995 82,625
1.375% due 06/30/23 2,050 2,039
1.250% due 07/31/23 13,170 13,043
2.250% due 04/30/24 150 155
1.750% due 07/31/24 220 222
1.250% due 08/31/24 21,045 20,787
1.500% due 09/30/24 280 280
2.000% due 02/15/25 11,390 11,646
2.125% due 05/15/25 10,592 10,904
2.000% due 08/15/25 22,473 22,999
3.000% due 10/31/25 2,975 3,215
2.250% due 11/15/25 10,850 11,263
1.625% due 02/15/26 18,342 18,376
2.250% due 03/31/26 4,545 4,726
1.625% due 05/15/26 12,800 12,822
1.500% due 08/15/26 15,586 15,483
1.375% due 08/31/26 9,820 9,675
1.625% due 09/30/26 13,170 13,186
1.625% due 10/31/26 360 360
2.375% due 05/15/27 9,020 9,510
2.250% due 08/15/27 150 157
2.750% due 02/15/28 545 592
2.375% due 05/15/29 6,785 7,195
1.625% due 08/15/29 11,310 11,242
4.500% due 05/15/38 3,635 5,078
2.750% due 11/15/42 5,060 5,607
2.875% due 05/15/43 5,105 5,777
3.750% due 11/15/43 9,135 11,865
3.125% due 08/15/44 3,920 4,640
2.875% due 08/15/45 2,810 3,199
3.000% due 11/15/45 6,640 7,735
3.000% due 05/15/47 2,485 2,907
2.750% due 11/15/47 7,370 8,244
3.000% due 02/15/48 9,715 11,390
3.125% due 05/15/48 8,390 10,071
3.375% due 11/15/48 2,025 2,548
3.000% due 02/15/49 370 436
2.875% due 05/15/49 5,120 5,893
2.250% due 08/15/49 31,820 32,285
656,871
Total Long-Term Investments
(cost $3,318,844) 3,406,802
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services LP(Æ)(Š) 9,557
210
Total Common Stocks
(cost $239) 210
Options Purchased - 0.0%
(Number of Contracts)
Euro-Bund Futures
Merrill Lynch Nov 2019 Call (272) EUR 3 (ÿ) 3
Eurodollar 1 Year Mid-
Curve Options
Merrill Lynch Dec 2019 98.00 Call
(330) USD 80,850 (ÿ) 459
United States 5 Year
Treasury Note Futures
Merrill Lynch Nov 2019 118.75
Call (87) USD 10,331 (ÿ) 52
Merrill Lynch Nov 2019 119.00
Call (69) USD 8,211 (ÿ) 31
Merrill Lynch Nov 2019 120.00
Call (137) USD 16,440 (ÿ) 13
Put (0) USD 60,522 (ÿ) 4
Merrill Lynch Nov 2019 115.75
Put (55) USD 37,387 (ÿ) 3
Merrill Lynch Nov 2019 116.00
Put (296) USD 34,336 (ÿ) 2
United States 10 Year
Treasury Note Futures
Merrill Lynch Nov 2019 130.00
Call (70) USD 9,100 (ÿ) 49
Merrill Lynch Nov 2019 130.50
Call (37) USD 4,829 (ÿ) 17
Total Options Purchased
(cost $282) 633
Short-Term Investments - 11.3%
America Movil SAB de CV
5.000% due 03/30/20 100 101
American Express Co.
2.375% due 05/26/20 410 411
2.200% due 10/30/20 300 301
Amgen, Inc.
2.125% due 05/01/20 90 90
Argentina POM Politica Monetaria
Series POM
72.191% due 06/21/20 (Ê) ARS 13,600 121
Banque Federative du Credit Mutuel SA
2.200% due 07/20/20 (Þ) 240 240

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boeing Co. (The)
4.875% due 02/15/20 700 706
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 440 444
Cooperatieve Rabobank UA
4.750% due 01/15/20 (Þ) 610 613
Credit Suisse Mortgage Trust
Series 2018-PLUM Class A
5.153% due 08/15/20 (Ê)(Þ) 466 467
Daimler Finance NA LLC
2.450% due 05/18/20 (Þ) 150 150
Federal Home Loan Bank Discount
Notes
1.639% due 01/23/20 1,120 1,116
Federal Home Loan Banks
2.125% due 02/11/20 360 360
1.940% due 10/07/20 (Ê) 2,810 2,809
Ford Motor Credit Co. LLC
3.157% due 08/04/20 1,750 1,758
Four Seasons Hotels, Ltd. 1st Lien Term
Loan B
3.786% due 06/27/20 (Ê) 203 204
Freddie Mac
4.500% due 08/01/20 — —
General Electric Co.
Series GMTN
5.500% due 01/08/20 50 50
Gilead Sciences, Inc.
2.550% due 09/01/20 110 111
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 120 120
Goldman Sachs Group, Inc. (The)
Series D
6.000% due 06/15/20 1,875 1,921
HSBC Bank NA
Series BKNT
4.875% due 08/24/20 300 307
Malaysia Government International Bond
Series 0315
3.659% due 10/15/20 MYR 7,064 1,699
Mexican Bonos
Series M
8.000% due 06/11/20 MXN 8,710 456
Myriad International Holdings BV
6.000% due 07/18/20 (Þ) 1,332 1,361
Philip Morris International, Inc.
1.875% due 11/01/19 (ç) 780 780
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Standard Life Global Funding
II
2.500% due 01/15/20 (Þ) 140 140
Reynolds American, Inc.
3.250% due 06/12/20 250 252
Royal Bank of Canada
2.150% due 10/26/20 20 20
Santander PLC
2.375% due 03/16/20 210 210
Shell International Finance BV
4.375% due 03/25/20 100 101
Singapore Government International
Bond
2.000% due 07/01/20 SGD 2,663 1,962
Telefonica Emisiones SA
5.134% due 04/27/20 250 254
U.S. Cash Management Fund(@) 96,922,010(∞) 96,961
United States Treasury Bills
1.239% due 11/05/19 (ž) 250 250
1.393% due 11/07/19 (ž) 42,621 42,610
1.490% due 11/19/19 (ž) 250 250
1.523% due 11/26/19 (ž) 850 849
1.506% due 12/05/19 (ž) 36,873 36,820
1.561% due 01/02/20 (ž) 47,274 47,148
1.539% due 02/06/20 (ž) 85,649 85,299
1.533% due 03/05/20 (ž) 46,682 46,437
1.534% due 04/02/20 (ž) 31,119 30,920
1.556% due 05/21/20 (ž) 1,500 1,487
1.528% due 09/10/20 (ž) 300 296
United States Treasury Notes
1.375% due 05/31/20 27,944 27,907
UnitedHealth Group, Inc.
3.875% due 10/15/20 100 101
Class A
2.700% due 07/15/20 360 362
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.250% due 10/05/20 (Þ) 1,025 1,036
Westpac Banking Corp.
2.300% due 05/26/20 70 70
Williams Cos., Inc. (The)
5.250% due 03/15/20 190 192
Total Short-Term Investments
(cost $438,488) 438,630
Total Investments 98.9%
(identified cost $3,757,853) 3,846,275

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
472 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 1.1%
44,784
Net Assets - 100.0%
3,891,059

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 473
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
12.6%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 490,000 100.88 494
503
A10 Securitization LLC 06/23/17 6,379,911 100.00 6,380
6,340
ABN AMRO Bank NV 06/16/16 400,000 102.59 410
433
Abu Dhabi Government International Bond 10/03/17 1,130,000 100.25 1,133
1,142
Alcoa Nederland Holding BV 10/18/16 300,000 102.80 308
326
Alcoa Nederland Holding BV 08/21/18 250,000 103.62 259
268
Alimentation Couche-Tard, Inc. 11/10/17 2,912,000 102.60 2,988
3,018
Ambac LSNI LLC 03/29/18 18,632,730 100.55 18,735
18,771
Anglo American Capital PLC 04/04/17 380,000 100.13 380
390
Anglo American Capital PLC 05/19/17 480,000 101.07 485
520
Anglo American Capital PLC 09/06/17 950,000 101.46 964
986
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,530,000 100.00 1,530
1,561
Avis Budget Rental Car Funding  LLC 05/08/19 1,420,000 100.74 1,431
1,482
Axis Bank, Ltd. 10/01/19 3,134,000 100.14 3,139
3,135
Banco de Bogota SA 09/22/17 2,846,000 104.30 2,968
3,027
Bangkok Bank PCL 09/30/19 2,475,000 106.38 2,633
2,631
Banistmo SA 12/07/17 3,022,000 100.62 3,041
3,060
Banque Federative du Credit Mutuel SA 03/20/18 240,000 99.33 238
240
Bayer US Finance II LLC 09/25/19 2,958,000 101.10 2,991
3,017
Bayer US Finance LLC 09/05/18 1,253,000 96.57 1,210
1,288
BCAP LLC Trust 11/26/13 773,517 103.87 803
789
BCAP LLC Trust 03/10/14 56,657 104.21 59
57
BCAP LLC Trust 07/21/16 5,363,810 75.26 4,037
5,017
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 105.45 3,037
2,988
BHP Billiton Finance USA, Ltd. 10/28/16 2,200,000 111.45 2,452
2,579
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 6,805,313 99.08 6,742
6,788
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 170,000 101.87 173
167
BMW US Capital LLC 03/20/18 1,329,000 98.56 1,321
1,327
BMW US Capital LLC 09/27/19 2,046,000 99.89 2,044
2,050
BNP Paribas SA 03/08/17 450,000 99.37 447
491
BNP Paribas SA 06/01/18 240,000 95.39 229
255
BNP Paribas SA 08/07/18 1,490,000 99.51 1,483
1,659
BNP Paribas SA 01/03/19 2,220,000 111.77 2,481
2,619
BNP Paribas SA 01/03/19 1,250,000 99.99 1,250
1,359
BNP Paribas SA 01/08/19 320,000 95.43 305
332
Bombardier, Inc. 10/27/17 200,000 100.05 200
184
Bristol-Myers Squibb Co. 05/07/19 860,000 100.09 861
914
Bristol-Myers Squibb Co. 05/07/19 790,000 99.21 784
850
Bristol-Myers Squibb Co. 05/07/19 1,240,000 99.64 1,236
1,287
Bristol-Myers Squibb Co. 05/07/19 420,000 99.77 419
428
Broadcom, Inc. 10/22/19 2,987,000 101.17 3,022
3,023
BX Commercial Mortgage Trust 03/05/19 698,898 100.48 702
702
BX Commercial Mortgage Trust 10/09/19 2,030,000 100.00 2,030
2,033
BX Commercial Mortgage Trust 10/24/19 2,770,000 100.09 2,773
2,773
BXP Trust 10/30/17 3,835,000 101.10 3,877
4,103
CAL Funding III, Ltd. 06/28/17 4,025,767 99.99 4,025
4,038
Canadian Oil Sands, Ltd. 03/01/19 90,000 101.00 91
93
Cencosud SA 07/01/19 1,990,000 102.97 2,049
2,040
Citigroup Commercial Mortgage Trust 04/15/16 5,391,569 0.98 5,302
5,485
Citigroup Commercial Mortgage Trust 01/12/17 990,000 102.32 1,013
1,026
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,873
Citigroup Mortgage Loan Trust, Inc. 02/01/17 1,030,707 97.77 1,008
1,038
Commercial Mortgage Trust 01/13/16 930,000 103.25 960
993
Commercial Mortgage Trust 01/22/16 950,000 1.06 1,008
1,017
Commercial Mortgage Trust 01/25/16 2,060,000 102.10 2,104
2,162
Commercial Mortgage Trust 02/19/16 975,000 102.48 999
1,043
Commercial Mortgage Trust 07/25/16 971,000 102.27 993
977
Commercial Mortgage Trust 11/21/16 1,354,600 100.81 1,366
1,392
Commercial Mortgage Trust 06/05/19 5,404,000 100.00 5,404
5,406
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
4,040
Cooperatieve Rabobank UA 03/23/18 610,000 100.35 612
613
Core Industrial Trust 03/01/19 7,130,000 100.00 7,130
7,143
Credit Suisse European Mortgage Capital, Ltd. 09/30/19 5,500,000 100.00 5,500
5,501

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
474 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Credit Suisse Group AG 05/31/18 1,520,000 98.63 1,499
1,624
Credit Suisse Group AG 09/04/19 250,000 100.00 250
249
Credit Suisse Mortgage Capital Certificates 06/20/17 1,500,000 99.57 1,493
1,499
Credit Suisse Mortgage Capital Certificates 05/28/19 5,766,000 100.00 5,766
5,788
Credit Suisse Mortgage Trust 06/26/18 3,437,452 97.65 3,357
3,501
Credit Suisse Mortgage Trust 09/19/18 466,307 100.00 466
467
Credit Suisse Mortgage Trust 08/15/19 2,073,517 100.00 2,073
2,072
CSC Holdings LLC 03/06/19 360,000 102.37 369
369
CSWF 08/14/19 2,150,000 100.22 2,155
2,150
DAE Funding LLC 11/01/18 100,000 100.00 100
105
Daimler Finance NA LLC 03/20/18 150,000 99.62 149
150
Daimler Finance NA LLC 10/02/19 3,015,000 99.82 3,010
3,025
Danone SA 10/26/16 750,000 100.00 750
750
Danone SA 10/26/16 4,695,000 100.17 4,701
4,777
Danske Bank A/S 01/11/19 4,516,000 103.71 4,700
4,759
Danske Bank A/S 01/11/19 490,000 99.83 489
540
Danske Bank A/S 09/16/19 510,000 100.00 510
515
Danske Bank A/S 09/17/19 230,000 103.16 237
239
DBGS Mortgage Trust 04/03/19 4,612,000 101.41 4,677
5,018
DBUBS Mortgage Trust 09/14/16 320,000 110.67 354
334
DCP Midstream LLC 04/02/18 288,000 110.08 317
300
Dell International LLC / EMC Corp. 06/15/16 920,000 101.55 934
950
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,964,958 100.63 2,984
3,060
Deutsche Telekom International Finance BV 03/28/18 160,000 98.96 158
162
Deutsche Telekom International Finance BV 05/02/18 1,081,000 97.46 1,054
1,078
Dividend Solar Loans LLC 06/28/19 1,594,270 99.98 1,594
1,613
DP World PLC 09/19/18 980,000 102.68 1,006
1,132
DPL, Inc. 09/30/19 3,100,000 99.03 3,070
3,096
Dresdner Funding Trust I 10/17/16 250,000 116.63 292
334
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,027
ECAF, Ltd. 08/09/18 1,520,749 99.23 1,509
1,520
Ecuador Government International Bond 01/18/18 500,000 100.00 500
448
Egypt Government International Bond 02/13/18 550,000 100.00 550
564
Electricite de France SA 10/01/18 1,180,000 97.67 1,153
1,412
EMD Finance LLC 04/22/19 1,282,000 98.25 1,260
1,324
Enel Finance International NV 01/05/18 2,929,000 100.69 2,949
3,017
Eni SpA 09/26/19 2,734,000 109.34 2,989
3,017
Equate Petrochemical BV 10/27/16 460,000 99.09 456
489
Flagstar Mortgage Trust 04/13/18 101,125 98.61 100
103
Forest Laboratories LLC 09/26/19 2,857,000 104.89 2,997
3,000
Fox Corp. 01/15/19 40,000 100.00 40
46
Fox Corp. 01/17/19 830,000 114.31 949
1,017
Fresenius Medical Care US Finance II, Inc. 09/19/17 1,113,000 106.61 1,187
1,191
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 104.24 2,968
3,011
Glencore Funding LLC 02/16/17 240,000 101.65 244
251
Glencore Funding LLC 03/21/17 1,080,000 98.86 1,068
1,120
Glencore Funding LLC 03/21/18 120,000 99.84 120
120
Glencore Funding LLC 01/16/19 280,000 94.32 264
288
Glencore Funding LLC 03/05/19 2,240,000 102.31 2,292
2,354
GS Mortgage Securities Corp. II 06/06/18 2,790,000 100.00 2,790
2,788
GS Mortgage Securities Trust 07/20/16 1,630,000 112.02 1,826
1,758
Hanesbrands, Inc. 08/10/18 40,000 98.07 39
42
Hanesbrands, Inc. 08/13/18 390,000 102.26 399
412
Helios Issuer LLC 12/14/18 976,037 100.65 982
1,065
Hilton USA Trust 11/22/16 9,138,000 95.22 8,701
9,753
Hyundai Capital Services, Inc. 09/30/19 3,018,000 100.38 3,029
3,033
ICBCIL Finance Co., Ltd. 09/30/19 2,880,000 99.61 2,869
2,865
IFM (US) Colonial Pipeline 2 LLC 11/06/18 188,000 103.09 194
195
Indonesia Government International Bond 09/26/17 200,000 103.13 206
212
Indonesia Government International Bond 09/26/17 410,000 111.03 455
487
Intesa Sanpaolo SpA 06/13/16 1,840,000 95.62 1,764
1,920
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.36 2,341
2,351
Intesa Sanpaolo SpA 05/24/18 400,000 101.24 405
429
Intesa Sanpaolo SpA 08/02/18 1,171,000 87.96 1,030
1,179

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 475
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Intesa Sanpaolo SpA 09/20/19 1,500,000 100.33 1,505
1,514
Inversiones CMPC SA 09/22/17 1,128,000 103.05 1,162
1,169
Irwin Home Equity Loan Trust 06/30/15 1,288,997 102.01 1,315
1,338
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 2,305,000 98.89 2,279
2,376
JPMorgan Mortgage Trust 05/22/17 6,680,400 103.14 6,890
6,768
JPMorgan Mortgage Trust 03/23/18 3,380,081 98.61 3,333
3,437
JPMorgan Mortgage Trust 04/25/18 6,289,523 98.85 6,255
6,379
JPMorgan Mortgage Trust 09/20/18 1,210,693 100.54 1,217
1,210
JPMorgan Mortgage Trust 10/05/18 10,078,233 100.24 10,102
10,160
JPMorgan Mortgage Trust 01/01/19 1,926,823 100.75 1,941
1,932
JPMorgan Mortgage Trust 03/06/19 6,578,426 99.93 6,574
6,637
KazMunajGaz 04/17/18 250,000 99.02 248
314
Kenya Government International Bond 02/21/18 250,000 100.00 250
264
KKR Group Finance Co. II LLC 06/14/16 50,000 104.46 52
61
Korea Southern Power Co., Ltd. 09/06/18 1,029,000 99.40 1,023
1,040
Kraft Heinz Foods Co. 06/13/16 137,000 106.24 146
141
Kuwait Government International Bond 03/13/17 1,400,000 101.70 1,424
1,506
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.72 349
368
LCM XXV, Ltd. 07/10/17 5,278,000 100.00 5,278
5,270
Lloyds Banking Group PLC 03/01/18 254,000 116.23 295
288
Lone Star Portfolio Trust 05/24/18 776,433 100.88 783
782
Lukoil International Finance BV 09/19/17 2,827,000 104.71 2,960
2,985
Magnolia Finance XI DAC 09/30/19 1,140,000 100.00 1,140
1,138
Mars, Inc. 03/26/19 450,000 103.42 465
485
Mars, Inc. 03/26/19 290,000 99.94 290
299
Metropolitan Life Global Funding I 11/23/15 1,000,000 99.98 1,000
1,008
Mexico Generadora de Energia S de RL 11/13/17 87 105.37 —
—
ML-CFC Commercial Mortgage Trust 08/05/16 653,886 82.19 537
401
Morgan Stanley Capital I Trust 04/24/19 1,220,000 100.00 1,220
1,218
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.69 249
249
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.60 5,194
5,478
MSCG Trust 05/19/15 1,435,000 101.43 1,455
1,494
Myriad International Holdings BV 06/29/17 750,000 100.00 750
823
Myriad International Holdings BV 02/02/18 1,332,000 102.20 1,361
1,361
Navient Student Loan Trust 02/07/19 1,390,000 101.50 1,411
1,400
Nestle Holdings, Inc. 03/04/19 2,979,000 101.57 3,026
3,050
NGPL PipeCo LLC 09/26/19 2,298,000 129.98 2,987
2,961
Nigeria Government International Bond 11/20/17 300,000 100.00 300
300
Nigeria Government International Bond 02/15/18 320,000 100.00 320
321
Nomura Resecuritization Trust 07/20/16 5,717,075 45.40 2,595
4,360
Nomura Resecuritization Trust 07/22/16 5,214,134 59.03 3,078
3,936
Nordea Bank AB 06/16/16 600,000 103.41 620
623
Northern Natural Gas Co. 08/02/18 2,615,000 109.18 2,855
3,024
Norway Government International Bond 01/18/19 NOK 9,813,000 11.43 1,122
1,080
Norway Government International Bond 01/18/19 NOK 5,525,000 11.72 648
618
Norway Government International Bond 01/18/19 NOK 12,263,000 11.82 1,449
1,403
Norway Government International Bond 01/18/19 NOK 47,758,000 11.86 5,664
5,330
Norway Government International Bond 01/18/19 NOK 51,653,000 12.07 6,235
6,036
Nuveen LLC 03/11/19 400,000 104.25 417
449
NXP BV / NXP Funding LLC 02/05/19 1,015,000 102.07 1,036
1,082
NYT Mortgage Trust 01/11/19 11,840,000 100.00 11,840
11,884
OCP SA 06/16/16 330,000 97.77 323
349
One Market Plaza Trust 02/15/17 2,675,000 100.61 2,691
2,751
One Market Plaza Trust 02/15/17 1,041,000 102.66 1,069
1,073
Park Aerospace Holdings, Ltd. 09/28/17 1,000,000 103.21 1,032
1,065
Pernod Ricard SA 06/13/16 580,000 104.10 604
609
Pernod Ricard SA 06/16/16 150,000 118.38 178
189
PFCA Home Equity Investment Trust 12/12/17 1,353,227 99.63 1,348
1,367
PMT Credit Risk Transfer Trust 10/11/19 2,880,000 100.00 2,880
2,880
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 95,000 105.16 100
100
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 250,000 101.97 255
256
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 360,000 102.65 370
369
Provincia de Buenos Aires 02/08/17 400,000 98.81 395
138
Provincia de Buenos Aires 02/08/17 450,000 99.75 449
151

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
476 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Qatar Government International Bond 03/06/19 1,900,000 106.27 2,019
2,337
Qatar Government International Bond 03/06/19 650,000 99.67 648
721
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.04 1,096
1,114
Reliance Industries, Ltd. 10/01/19 2,934,000 106.53 3,126
3,130
Reliance Standard Life Global Funding II 03/23/18 140,000 99.89 140
140
Residential Mortgage Loan Trust 10/04/19 2,863,244 100.00 2,863
2,860
Residential Mortgage Loan Trust 10/04/19 2,863,244 100.00 2,863
2,860
Residential Mortgage Loan Trust 10/04/19 2,863,244 100.00 2,863
2,860
Roche Holdings, Inc. 01/05/18 1,273,000 100.71 1,282
1,297
Roche Holdings, Inc. 09/27/19 1,491,000 104.72 1,561
1,571
SABIC Capital II BV 10/01/19 2,930,000 105.11 3,080
3,083
Santander Group Holdings PLC 10/02/18 2,653,000 109.81 2,913
3,208
Santander Holdings USA, Inc. 10/01/19 1,550,000 100.29 1,554
1,559
Santander PLC 09/27/19 2,810,000 106.20 2,984
3,021
Schlumberger Norge AS 06/15/16 500,000 102.41 512
510
Schneider Electric SE 09/25/19 1,470,000 100.47 1,477
1,508
Sealed Air Corp. 09/05/17 261,000 116.35 304
304
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,313
Shinhan Bank Co., Ltd. 09/30/19 2,994,000 101.13 3,028
3,040
Shops at Crystals Trust 03/08/18 520,000 96.06 500
534
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.10 1,246
1,276
Siemens Financieringsmaatschappij NV 09/30/19 2,027,000 99.80 2,023
2,027
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 104.48 554
569
SoFi Professional Loan Program LLC 05/15/18 879,186 99.35 873
881
SoFi Professional Loan Program LLC 05/16/18 2,324,114 99.57 2,314
2,333
SoFi Professional Loan Program LLC 05/23/18 909,257 98.83 899
907
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 630,000 100.00 630
672
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 100,000 99.83 100
101
Standard Chartered PLC 09/26/19 2,944,000 102.43 3,015
3,043
Swedbank AB 09/27/19 1,048,000 100.38 1,052
1,054
Syngenta Finance NV 04/17/18 590,000 100.00 590
600
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.36 195
209
Teachers Insurance & Annuity Association of America 07/08/16 400,000 111.77 447
502
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.92 3,005
3,033
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.94 704
704
Towd Point Mortgage Trust 07/22/16 1,493,532 99.86 1,491
1,490
Towd Point Mortgage Trust 08/04/17 2,645,638 99.63 2,636
2,677
Towd Point Mortgage Trust 01/24/19 5,708,929 102.79 5,869
6,028
Triton Container Finance IV LLC 08/21/17 3,459,522 100.08 3,462
3,449
Triton Container Finance VI LLC 06/07/17 1,550,888 99.98 1,551
1,569
Trust F/1401 09/27/19 1,794,000 106.73 1,915
1,915
Trust F/1401 10/11/19 1,200,000 106.61 1,279
1,278
UBS Group Funding Switzerland AG 03/16/17 1,000,000 100.00 1,000
1,031
UBS Group Funding Switzerland AG 03/17/17 1,250,000 100.11 1,251
1,378
UBS Group Funding Switzerland AG 01/28/19 1,810,000 102.34 1,852
1,941
UniCredit SpA 01/08/19 3,897,000 104.66 4,119
4,195
USB Group AG 09/20/19 400,000 100.81 403
410
Virgin Media Secured Finance PLC 09/20/19 350,000 105.14 368
372
Vistra Operations Co. LLC 06/04/19 1,580,000 99.82 1,577
1,618
VOC Escrow, Ltd. 08/07/18 310,000 97.13 301
322
Volkswagen Group of America Finance LLC 09/26/19 2,906,000 103.17 2,998
3,012
Voya CLO, Ltd. 03/31/17 9,480,000 100.03 9,482
9,451
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,676
Walt Disney Co. (The) 03/15/19 200,000 135.64 271
299
WEA Finance LLC / Westfield UK & Europe Finance PLC 09/28/15 1,025,000 99.93 1,024
1,036
Woori Bank 09/25/19 2,825,000 104.39 2,949
2,955
Worldwide Plaza Trust 10/31/17 2,648,000 102.71 2,720
2,851
491,137
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 477
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albertson's LLC Term Loan B7 USD 1 Month LIBOR 2.750
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
Allied Universal Holdco Delayed Draw Term Loan USD 3 Month LIBOR 4.250
Allied Universal Holdco Term Loan B USD 6 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 5.000
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Api Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Argentina POM Politica Monetaria Argentina Blended Historical Policy Rate 0.000
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Athenahealth , Inc. Term Loan B USD 3 Month LIBOR 4.500
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Banco Santander SA USD 3 Month LIBOR 1.120
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 1.060
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays Bank PLC USD 3 Month LIBOR 1.550
Barclays PLC USD 3 Month LIBOR 1.356
Barclays PLC USD 3 Month LIBOR 3.054
Barclays PLC USD 3 Month LIBOR 1.902
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
BCAP LLC Trust USD 1 Month LIBOR 0.000
BCP CC Holdings Merger Sub, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Berry Global, Inc. Term Loan W USD 3 Month LIBOR 2.000
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blackstone CQP Holdco LP Term Loan B USD 3 Month LIBOR 3.500
Bluemountain CLO, Ltd. USD 3 Month LIBOR 0.000
BNP Paribas SA USD 3 Month LIBOR 2.235

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
478 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
BNP Paribas SA USD 3 Month LIBOR 2.567
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.000
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.000
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 0.000
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 0.000
Cedar Funding VI CLO, Ltd. USD 3 Month LIBOR 0.000
Centex Home Equity Loan Trust USD 1 Month LIBOR 0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC 2019 Term Loan B1 USD 1 Month LIBOR 1.750
Citadel Securities LP Term Loan B USD 1 Month LIBOR 3.500
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 3.905
Citigroup, Inc. USD 3 Month LIBOR 1.338
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Core Industrial Trust USD 1 Month LIBOR 1.650
Credit Suisse European Mortgage Capital, Ltd. USD 1 Month LIBOR 2.750
Credit Suisse Group AG USD 3 Month LIBOR 1.410
Credit Suisse Group AG Secured Overnight Financing Rate 1.560
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Credit Suisse Mortgage Trust USD 1 Month LIBOR 3.231
CSWF USD 1 Month LIBOR 1.300
CWGS Group LLC Term Loan B USD 1 Month LIBOR 2.750
Danske Bank A/S USD 3 Month LIBOR 1.249
Dcert Buyer, Inc. 2019 Term Loan B USD 1 Month LIBOR 4.000
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Diamond Sports Group LLC Term Loan USD 1 Month LIBOR 3.250
Dryden XXVIII Senior Loan Fund USD 3 Month LIBOR 1.200
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 479
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.400
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 0.000
Fannie Mae REMICS USD 1 Month LIBOR 0.000
Fannie Mae REMICS USD 1 Month LIBOR 0.000
Fannie Mae REMICS USD 1 Month LIBOR 0.000
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Four Seasons Hotels, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Freddie Mac REMICS USD 1 Month LIBOR 0.000
Freddie Mac REMICS USD 1 Month LIBOR 0.000
Freddie Mac REMICS USD 1 Month LIBOR 0.000
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 0.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 0.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
480 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Greenwood Park CLO, Ltd. USD 3 Month LIBOR 0.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.000
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Hospitality Mortgage Trust USD 1 Month LIBOR 0.000
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSBC Holdings PLC USD 3 Month LIBOR 1.535
iHeartCommunications , Inc. Exit Term Loan USD 1 Month LIBOR 4.000
Intelsat Jackson Holdings SA Term Loan B3 USD 6 Month LIBOR 3.750
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.000
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.000
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.260
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.600
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.000
Jaguar Holding Co. II 1st Lien Term Loan USD 3 Month LIBOR 2.500
Jane Street Group LLC Term Loan B USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Lloyds Banking Group PLC USD 3 Month LIBOR 1.205
Lone Star Portfolio Trust USD 1 Month LIBOR 5.850
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.750
LPL Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.250
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 0.000
Madison Park Funding XXVII, Ltd. USD 3 Month LIBOR 0.000
Magnolia Finance XI DAC USD 3 Month LIBOR 2.900
Master Asset Backed Securities Trust USD 1 Month LIBOR 0.160
McAfee LLC Term Loan B1 USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.000
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.140

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 481
Variable Rate Securities
Securities Referenced Rate Spread %
Morgan Stanley Capital I Trust USD 1 Month LIBOR 0.000
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 1.150
Newcastle Mortgage Securities Trust USD 1 Month LIBOR 0.390
Nexstar Broadcasting, Inc. 2019 Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Nomura Resecuritization Trust USD 1 Month LIBOR 0.000
Nomura Resecuritization Trust USD 1 Month LIBOR 0.000
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option Care Helath Inc. Term Loan B USD 1 Month LIBOR 4.500
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 3.000
Phoenix Guarantor Inc. Term Loan B1 USD 1 Month LIBOR 4.500
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Prime Security Services Borrower LLC 2019 Term Loan B1 USD 1 Month LIBOR 3.250
RAMP Trust USD 1 Month LIBOR 0.570
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 4.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
RPI Finance Trust Term Loan B USD 3 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo, Inc.1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
ServiceMaster Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
Shackleton CLO, Ltd. USD 3 Month LIBOR 0.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
Sound Point CLO, Ltd. USD 3 Month LIBOR 0.000
Soundview Home Loan Trust USD 1 Month LIBOR 0.000
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.400
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.680
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.000
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.150
Sungard AS New Holdings III LLC Term Loan USD 1 Month LIBOR 7.500
Sungard Availability Services Capital, Inc. Term Loan USD 3 Month LIBOR 4.000
Teachers Insurance & Annuity Association of America USD 3 Month LIBOR 2.661

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
482 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 2.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC Term Loan USD 1 Month LIBOR 3.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
USB Group AG USD 3 Month LIBOR 1.468
VFH Parent LLC Term Loan B USD 6 Month LIBOR 3.500
VICI Properties, Inc. Term Loan B USD 3 Month LIBOR 2.000
Virgin Media Bristol LLC Term Loan N USD 1 Month LIBOR 2.500
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.460
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian 10 Year Government Bond Futures 512 AUD 74,654 12/19
(64)
Canadian 10 Year Government Bond Futures 935 CAD 132,807 12/19
(1,259)
Euro-BTP Futures 170 EUR 24,560 12/19
3
Eurodollar Futures 443 USD 109,150 03/15
54
Eurodollar Futures 481 USD 118,434 06/20
1,018
Eurodollar Futures 148 USD 36,308 01/20
194
Eurodollar Futures 62 USD 15,286 03/21
182
Federal Fund 30 Day Futures 138 USD 56,740 05/20
13
Federal Fund 30 Day Futures 139 USD 57,174 07/20
(38)
Japan 10 Year Government Bond Futures 77 JPY 11,854,150 12/19
(462)
United States 2 Year Treasury Note Futures 2,631 USD 567,247 12/19
711
United States 5 Year Treasury Note Futures 4,079 USD 486,230 12/19
(548)
United States 10 Year Treasury Note Futures 5,616 USD 731,746 12/19
(3,438)
United States 10 Year Ultra Treasury Note Futures 96 USD 13,642 12/19
(39)
United States Treasury Long Bond Futures 1,055 USD 170,251 12/19
(1,279)
United States Treasury Ultra Bond Futures 1,056 USD 200,377 12/19
(3,570)
Short Positions
Euro- Bobl Futures 453 EUR 60,983 12/19
796

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 483
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bund Futures 962 EUR 165,233 12/19
4,873
Euro-OAT Futures 193 EUR 32,497 12/19
781
Federal Fund 30 Day Futures 872 USD 357,594 11/19
(401)
Japan 10 Year Government Bond Futures 14 JPY 2,155,300 12/19
190
Long Gilt Futures 961 GBP 127,659 12/19
1,367
United States 2 Year Treasury Note Futures 403 USD 86,887 12/19
45
United States 5 Year Treasury Note Futures 306 USD 36,476 12/19
26
United States 10 Year Treasury Note Futures 12 USD 1,563 12/19
(14)
United States 10 Year Ultra Treasury Note Futures 422 USD 59,970 12/19
754
United States Treasury Long Bond Futures 732 USD 118,127 12/19
2,291
United States Treasury Ultra Bond Futures 2 USD 380 12/19
(9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,177
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar 1 Year Mid-Curve Options
Merrill Lynch
Call 165 97.75 USD 40,322 12/13/19
(331)
Eurodollar 1 Year Mid-Curve Options
Merrill Lynch
Call 165 98.50 USD 40,631 12/13/19
(56)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 70 131.00 USD 9,170 11/22/19
(16)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 74 131.50 USD 9,731 11/22/19
(12)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 101 133.00 USD 13,433 11/22/19
(3)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 70 131.00 USD 9,170 12/27/19
(43)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 78 128.75 USD 10,043 11/22/19
(6)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 60 129.00 USD 7,740 11/22/19
(8)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Call 174 120.25 USD 20,924 12/27/19
(46)
United States Treasury Bond Futures
Merrill Lynch
Call 29 163.00 USD 4,727 11/22/19
(19)
Total Liability for Options Written (premiums received $350)
(540)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 11,475 HUF 3,340,406 11/22/19 (127)
Bank of America USD 7,557 MXN 150,120 11/22/19 225
Bank of America USD 26,166 TRY 150,716 11/22/19 50
Bank of America USD 7,578 ZAR 116,860 11/22/19 137
Bank of America HKD 151,119 USD 19,267 11/22/19 (17)
Bank of America PLN 29,847 USD 7,647 11/22/19 (166)
Bank of America SGD 26,649 USD 19,254 11/22/19 (337)
Bank of America THB 237,456 USD 7,668 11/22/19 (197)
Bank of Montreal USD 8,218 CAD 10,800 12/18/19 (16)
Bank of Montreal USD 8,211 JPY 874,000 12/18/19 (95)
Bank of Montreal USD 38,951 NZD 61,700 12/18/19 641
Bank of Montreal AUD 11,760 USD 8,104 12/18/19 (13)
Bank of Montreal JPY 337,777 USD 3,114 11/22/19 (17)
Bank of Montreal MXN 156,400 USD 7,866 12/18/19 (210)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
484 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal NOK 254,013 USD 27,620 11/22/19 (5)
Bank of Montreal NZD 12,340 USD 7,953 12/18/19 35
Bank of New York USD 39,734 AUD 58,800 12/18/19 847
Bank of New York USD 8,219 CAD 10,800 12/18/19 (17)
Bank of New York USD 8,212 JPY 874,000 12/18/19 (96)
Bank of New York AUD 11,760 USD 8,098 12/18/19 (18)
Bank of New York MXN 156,400 USD 7,882 12/18/19 (195)
Bank of New York NZD 12,340 USD 7,945 12/18/19 27
Barclays USD 14,532 CAD 19,342 01/17/20 159
Barclays EUR 6,390 USD 7,078 01/17/20 (86)
Brown Brothers Harriman USD 39,315 MXN 782,000 12/18/19 1,064
Citigroup USD 18,625 CAD 24,630 11/22/19 76
Citigroup USD 8,218 CAD 10,800 12/18/19 (16)
Citigroup USD 2,793 GBP 2,165 01/17/20 18
Citigroup USD 5,225 GBP 4,260 01/17/20 308
Citigroup USD 5,659 INR 408,046 01/17/20 32
Citigroup USD 8,210 JPY 874,000 12/18/19 (94)
Citigroup AUD 11,760 USD 8,101 12/18/19 (16)
Citigroup CNY 86,343 USD 12,079 01/17/20 (155)
Citigroup EUR 16,912 USD 18,731 11/22/19 (153)
Citigroup EUR 3,094 USD 3,433 01/17/20 (35)
Citigroup MXN 156,400 USD 7,885 12/18/19 (190)
Citigroup NZD 12,340 USD 7,949 12/18/19 30
Citigroup PEN 64,984 USD 19,119 11/22/19 (300)
Citigroup RUB 154,821 USD 2,385 01/17/20 (6)
Commonwealth Bank of Australia CHF 65,217 USD 65,629 11/22/19 (568)
Goldman Sachs USD 6,618 BRL 27,170 01/17/20 129
JPMorgan Chase USD 14,344 COP 48,425,321 11/06/19 (17)
JPMorgan Chase USD 8,167 COP 28,206,692 11/22/19 173
JPMorgan Chase USD 3,021 EUR 2,700 01/17/20 6
JPMorgan Chase USD 40,654 GBP 33,171 12/18/19 2,379
JPMorgan Chase USD 11,235 JPY 1,200,610 12/18/19 (86)
JPMorgan Chase USD 21,848 KRW 26,118,051 11/08/19 536
JPMorgan Chase USD 13,281 MXN 264,119 01/17/20 298
JPMorgan Chase USD 7,772 NOK 71,188 12/16/19 (29)
JPMorgan Chase USD 13,581 NOK 123,229 12/16/19 (177)
JPMorgan Chase USD 6,769 PEN 22,576 11/06/19 (20)
JPMorgan Chase USD 18,907 PLN 75,871 12/16/19 957
JPMorgan Chase USD 36,622 SEK 357,760 12/16/19 520
JPMorgan Chase AUD 14,555 USD 9,838 12/18/19 (207)
JPMorgan Chase BRL 14,221 USD 3,432 11/22/19 (110)
JPMorgan Chase BRL 27,616 USD 6,750 11/29/19 (125)
JPMorgan Chase CAD 12,198 USD 9,218 12/16/19 (46)
JPMorgan Chase CHF 33,589 USD 34,052 12/16/19 (109)
JPMorgan Chase COP 12,673,410 USD 3,666 11/06/19 (83)
JPMorgan Chase COP 35,751,911 USD 10,291 11/06/19 (286)
JPMorgan Chase COP 48,425,321 USD 14,325 12/06/19 13
JPMorgan Chase CZK 1,693 USD 72 12/16/19 (2)
JPMorgan Chase EUR 47,693 USD 52,627 12/18/19 (728)
JPMorgan Chase GBP 6,009 USD 7,741 12/18/19 (54)
JPMorgan Chase HKD 7,543 USD 963 12/16/19 —
JPMorgan Chase HUF 6,746,011 USD 22,068 12/16/19 (881)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 485
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase IDR 218,462,280 USD 15,355 11/22/19 (125)
JPMorgan Chase JPY 214,098 USD 2,010 01/17/20 17
JPMorgan Chase MXN 290,492 USD 14,598 12/16/19 (406)
JPMorgan Chase NZD 39,892 USD 25,253 12/18/19 (344)
JPMorgan Chase PEN 5,975 USD 1,780 11/06/19 (6)
JPMorgan Chase PEN 16,601 USD 4,941 11/06/19 (22)
JPMorgan Chase PEN 31,577 USD 9,338 11/22/19 (98)
JPMorgan Chase PEN 67,451 USD 20,103 11/25/19 (51)
JPMorgan Chase PEN 22,576 USD 6,758 12/06/19 15
JPMorgan Chase SGD 56,460 USD 40,929 12/16/19 (589)
JPMorgan Chase THB 309,225 USD 10,223 11/26/19 (20)
JPMorgan Chase THB 919,393 USD 30,458 11/29/19 3
Royal Bank of Canada USD 8,220 CAD 10,800 12/18/19 (19)
Royal Bank of Canada USD 8,220 JPY 874,000 12/18/19 (104)
Royal Bank of Canada USD 46,725 SEK 457,917 11/22/19 746
Royal Bank of Canada AUD 11,760 USD 8,107 12/18/19 (9)
Royal Bank of Canada CAD 54,000 USD 40,522 12/18/19 (487)
Royal Bank of Canada GBP 18,392 USD 23,611 11/22/19 (227)
Royal Bank of Canada MXN 156,400 USD 7,882 12/18/19 (194)
Royal Bank of Canada NZD 12,340 USD 7,953 12/18/19 35
Standard Chartered USD 8,218 CAD 10,800 12/18/19 (17)
Standard Chartered USD 8,211 JPY 874,000 12/18/19 (95)
Standard Chartered AUD 11,760 USD 8,099 12/18/19 (17)
Standard Chartered GBP 31,700 USD 39,228 12/18/19 (1,896)
Standard Chartered MXN 156,400 USD 7,876 12/18/19 (200)
Standard Chartered NZD 12,340 USD 7,945 12/18/19 27
Standard Chartered SEK 386,200 USD 39,325 12/18/19 (775)
State Street USD 108 CLP 76,936 11/22/19 (4)
State Street USD 365 CLP 258,202 11/22/19 (17)
State Street USD 115 HKD 904 11/22/19 —
State Street USD 488 HKD 3,815 11/22/19 (1)
State Street USD 202 HUF 60,847 11/22/19 4
State Street USD 46 IDR 652,400 11/22/19 —
State Street USD 26,745 IDR 386,038,385 11/22/19 609
State Street USD 37,774 JPY 4,018,000 12/18/19 (462)
State Street USD 273 KRW 323,182 11/22/19 3
State Street USD 1,324 KRW 1,566,079 11/22/19 14
State Street USD 19,351 MYR 80,837 11/22/19 54
State Street USD 33 PEN 111 11/22/19 —
State Street USD 657 PEN 2,187 11/22/19 (4)
State Street USD 63 PLN 248 11/22/19 2
State Street USD 130 PLN 506 11/22/19 2
State Street USD 26,097 RUB 1,756,188 11/22/19 1,222
State Street USD 178 SGD 244 11/22/19 1
State Street USD 564 SGD 775 11/22/19 6
State Street USD 47 THB 1,442 11/22/19 —
State Street USD 286 THB 8,720 11/22/19 3
State Street USD 723 TRY 4,328 11/22/19 30
State Street USD 115 TWD 3,519 11/22/19 1
State Street USD 292 TWD 8,955 11/22/19 2
State Street USD 41 ZAR 605 11/22/19 (1)
State Street CLP 13,635,329 USD 19,259 11/22/19 865

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
486 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street HUF 33,608 USD 112 11/22/19 (2)
State Street IDR 17,342,639 USD 1,221 11/22/19 (7)
State Street KRW 32,952,655 USD 27,330 11/22/19 (836)
State Street MXN 2,153 USD 111 11/22/19 —
State Street MXN 3,749 USD 191 11/22/19 (3)
State Street MYR 303 USD 72 11/22/19 —
State Street MYR 2,414 USD 577 11/22/19 (2)
State Street RUB 35,107 USD 544 11/22/19 (2)
State Street RUB 46,193 USD 716 11/22/19 (2)
State Street TRY 1,400 USD 239 11/22/19 (4)
State Street TWD 242,683 USD 7,795 11/22/19 (184)
State Street ZAR 6,916 USD 470 11/22/19 14
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1,002)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 6,411 8.410%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
5 45 50
Citigroup BRL 12,200 8.410%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 96 96
Citigroup BRL 13,500 8.410%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 105 106
Citigroup BRL 20,700 8.410%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 162 163
Citigroup BRL 59,839 8.410%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 471 471
Citigroup BRL 9,000 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 95 95
Citigroup BRL 10,600 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
5 107 112
Citigroup BRL 11,440 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
8 113 121
JPMorgan Chase BRL 7,400 7.044%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 80 80
JPMorgan Chase HUF 2,734,600 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— 29 29
JPMorgan Chase HUF 4,993,550 Six Month BUBOR
(3)
1.847%
(4)
04/05/27
— (1,253) (1,253)
Merrill Lynch USD 22,270 Three Month LIBOR
(2)
1.732%
(3)
06/27/21
— (133) (133)
Merrill Lynch USD 32,652
Federal Fund
Effective Rate - 1
Year
(2)
1.350%
(3)
09/15/21
(6) (44) (50)
Merrill Lynch USD 14,007 2.250%
(3)
Three Month LIBOR
(2)
04/26/22
3 114 117
Merrill Lynch USD 14,366 Three Month LIBOR
(2)
2.300%
(3)
04/26/23
1 (123) (122)
Merrill Lynch USD 28,780
Federal Fund
Effective Rate - 1
Year
(2)
1.250%
(3)
06/30/26
(31) 32 1
Merrill Lynch USD 183,384 Three Month LIBOR
(2)
1.550%
(3)
06/30/26
307 (859) (552)
Merrill Lynch USD 49,657 Three Month LIBOR
(2)
1.520%
(3)
07/31/26
180 (243) (63)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 487
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Merrill Lynch MXN 219,320 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
111 608 719
Merrill Lynch USD 13,252 Three Month LIBOR
(2)
1.810%
(3)
11/15/44
(125) 84 (41)
Merrill Lynch USD 27,074 Three Month LIBOR
(2)
1.850%
(3)
11/15/44
57 (406) (349)
Total Open Interest Rate Swap Contracts (å)
517 (920) (403)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 40,392 5.000%
(2)
12/20/24
2,734 394 3,128
CMBX NA Index Merrill Lynch
Sell
USD 13 5.000%
(2)
06/20/24
1 — 1
CMBX NA Index Merrill Lynch
Purchase
USD 285 (5.000%)
(2)
12/20/24
(18) (4) (22)
CMBX NA Index Merrill Lynch
Sell
USD 35,690 1.000%
(2)
12/20/24
714 107 821
Total Open Credit Indices Contracts (å) 3,431 497 3,928
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 162,686 $ —
$ —
$ 162,686 4.2
Corporate Bonds and Notes — 698 , 348 —
—
698 , 348 1 8 . 0
International Debt — 398, 725 —
—
398,725 10.2
Loan Agreements — 35 , 099 —
—
35 , 099 0 . 9
Mortgage-Backed Securities — 1,192,449 5,704
—
1,198,153 30. 8
Non-US Bonds — 256,920 —
—
256,920 6.6
United States Government Treasuries — 656,871 —
—
656,871 16.9
Common Stocks
Technology — — 210 210 —
*
Options Purchased 633 — —
—
633 —
*
Short-Term Investments — 341,669 —
96,961
438,630 11.3
Total Investments 633 3,742,767 5,914 96,961 3,846,275 98. 9
Other Assets and Liabilities, Net 1. 1
100.0

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
488 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 13 , 298 — — — 13 , 298 0. 3
Foreign Currency Exchange Contracts — 12,335 — — 12,335 0.3
Interest Rate Swap Contracts — 2,160 — — 2,160 0.1
Credit Default Swap Contracts — 3,950 — — 3,950 0.1
A
Liabilities
Futures Contracts (11, 121 ) — — — (11, 121 ) (0. 3 )
Options Written (540) — — — (540) (—)
*
Foreign Currency Exchange Contracts — (13,337) — — (13,337) (0.3)
Interest Rate Swap Contracts — (2,563) — — (2,563) (0.1)
Credit Default Swap Contracts — (22) — — (22) (—)
*
Total Other Financial Instruments
**
$ 1,637 $ 2,523 $ — $ — $ 4,160
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,352
Australia .................................................................................
4,723
Bermuda .................................................................................
5,589
Brazil ......................................................................................
31,817
Canada ....................................................................................
61,343
Cayman Islands .......................................................................
76,199
Chile .......................................................................................
4,590
China ......................................................................................
5,732
Colombia .................................................................................
39,883
Curacao ...................................................................................
266
Denmark .................................................................................
6,052
Ecuador ..................................................................................
448
Egypt ......................................................................................
564
Finland ...................................................................................
892

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 489
Amounts in thousands
Country Exposure
Fair Value
$
France .....................................................................................
20,378
Germany .................................................................................
757
Guernsey .................................................................................
311
Hong Kong ..............................................................................
2,865
India .......................................................................................
3,130
Indonesia ................................................................................
21,942
Ireland ....................................................................................
10,700
Italy ........................................................................................
14,606
Japan ......................................................................................
14,902
Kazakhstan .............................................................................
315
Kenya ......................................................................................
709
Kuwait ....................................................................................
1,506
Luxembourg ............................................................................
7,636
Macao .....................................................................................
1,257
Malaysia ..................................................................................
25,823
Mexico ....................................................................................
58,959
Morocco ..................................................................................
349
Netherlands ............................................................................
46,567
Nigeria ....................................................................................
621
Norway ....................................................................................
14,976
Panama ...................................................................................
3,060
Peru ........................................................................................
19,232
Poland .....................................................................................
2,401
Qatar .......................................................................................
3,057
Russia .....................................................................................
11,920
Singapore ................................................................................
43,303
South Korea ............................................................................
10,067
Spain .......................................................................................
3,809
Sweden ....................................................................................
1,484
Switzerland .............................................................................
6,712
Thailand ..................................................................................
2,631
United Arab Emirates .............................................................
2,378
United Kingdom ......................................................................
56,633
United States ...........................................................................
3,190,260
Virgin Islands, British .............................................................
569
Total Investments .................................................................... 3,846,275

See accompanying notes which are an integral part of the financial statements.
490 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 633
Unrealized appreciation on foreign currency exchange contracts — 12,335 —
Variation margin on futures contracts** — — 13,298
Interest rate swap contracts, at fair value — — 2,160
Credit default swap contracts, at fair value 3,950 — —
Total
$ 3,950 $ 12,335 $ 16,091
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 11,121
Unrealized depreciation on foreign currency exchange contracts — 13,33 7 —
Options written, at fair value — — 540
Interest rate swap contracts, at fair value — — 2,563
Credit default swap contracts, at fair value 22 — —
Total
$ 22 $ 13, 337 $ 14,224
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ (393) $ (530)
Futures contracts — (274) 83,961
Options written — 275 2,823
Interest rate swap contracts — — (10,470)
Credit default swap contracts 10,542 — —
Foreign currency exchange contracts — 10,181 —
Total
$ 10,542 $ 9,789 $ 75,784
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ 39 $ 333
Futures contracts — 3 0 23, 604
Options written — (23) (318)
Interest rate swap contracts — — (13)
Credit default swap contracts 61 — —
Foreign currency exchange contracts — (9,593) —
Total
$ 61 $ (9,5 47 ) $ 23, 606
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 491
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 633 $ — $ 633
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 12,335 — 12,335
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,160 — 2,160
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,950 — 3,950
Total Financial and Derivative Assets
19,078 — 19,078
Financial and Derivative Assets not subject to a netting agreement
(5,941) — (5,941)
Total Financial and Derivative Assets subject to a netting agreement
$ 13,137 $ — $ 13,137
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 411 $ 411 $ — $ —
Bank of Montreal
675 334 — 341
Bank of New York
874 326 — 548
Barclays
159 86 — 73
Brown Brothers Harriman
1,06 5 — — 1,06 5
Citigroup
1,158 303 — 855
Goldman Sachs
129 — 129 —
JPMorgan Chase
5,025 4,624 — 401
Royal Bank of Canada
780 262 — 518
Standard Chartered
27 27 — —
State Street
2,834 1,070 1,270 494
Total
$ 13,13 7 $ 7,443 $ 1,399 $ 4,29 5

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
492 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 13,337 $ — $ 13,33 7
Options Written Contracts Options written, at fair value 540 — 540
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,563 — 2,563
Credit Default Swap Contracts Credit default swap contracts, at fair value 22 — 22
Total Financial and Derivative Liabilities
16,462 — 16,46 2
Financial and Derivative Liabilities not subject to a netting agreement
(1,87 3 ) — (1,87 3 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 14,58 9 $ — $ 14,58 9
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 844 $ 411 $ — $ 433
Bank of Montreal 355 334 — 21
Bank of New York 326 326 — —
Barclays 86 86 — —
Citigroup 965 303 290 372
Commonwealth Bank of Australia 568 — — 568
JPMorgan Chase 5,873 4,624 1,060 189
Royal Bank of Canada 1,040 262 — 778
Standard Chartered 2,999 27 — 2,972
State Street 1,533 1,070 — 463
Total
$ 14,589 $ 7,443 $ 1,350 $ 5,796
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 493
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,757,853
Investments, at fair value(>) ...........................................................................................................................................................
3,846,275
Cash ............................................................................................................................................................................................... 32,248
Foreign currency holdings(^) ......................................................................................................................................................... 9,023
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 12,335
Receivables:
Dividends and interest ....................................................................................................................................................... 21,404
Dividends from affiliated funds .......................................................................................................................................... 173
Investments sold ................................................................................................................................................................ 23,374
Fund shares sold ................................................................................................................................................................ 2,951
From broker(a)(b)(c) ........................................................................................................................................................... 58,035
Variation margin on futures contracts ................................................................................................................................. 3,352
Other receivable ................................................................................................................................................................ 24
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,160
Credit default swap contracts, at fair value(+) ................................................................................................................................ 3,950
Total assets .................................................................................................................................................
4,015,304
Liabilities
Payables:
Due to broker (d)(e) ............................................................................................................................................................ 2,325
Investments purchased ...................................................................................................................................................... 97,468
Fund shares redeemed ....................................................................................................................................................... 4,455
Accrued fees to affiliates .................................................................................................................................................... 1,700
Other accrued expenses ..................................................................................................................................................... 408
Variation margin on futures contracts ................................................................................................................................. 1,127
Deferred capital gains tax liability ..................................................................................................................................... 77
Unfunded loan commitment ............................................................................................................................................... 223
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 13,337
Options written, at fair value(x) ...................................................................................................................................................... 540
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,563
Credit default swap contracts, at fair value(+) ................................................................................................................................ 22
Total liabilities .............................................................................................................................................
124,245
Net Assets ............................................................................................................................................................
$ 3,891,059

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
494 Strategic Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 127,515
Shares of beneficial interest ...........................................................................................................................................................
3,445
Additional paid-in capital ..............................................................................................................................................................
3,760,099
Net Assets ............................................................................................................................................................
$ 3,891,059
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.27
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 11.71
Class A — Net assets ............................................................................................................................................................. $ 29,852,941
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,649,078
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.22
Class C — Net assets ............................................................................................................................................................. $ 20,387,569
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,817,735
Net asset value per share: Class E(#) ............................................................................................................................................. $ 11.18
Class E — Net assets ............................................................................................................................................................. $ 3,026,006
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 270,664
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.31
Class M — Net assets ............................................................................................................................................................ $ 341,183,875
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 30,154,017
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 11.18
Class R6 — Net assets ........................................................................................................................................................... $ 996,026
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 89,078
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.33
Class S — Net assets ............................................................................................................................................................. $ 2,776,037,939
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 245,042,890
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.16
Class Y — Net assets ............................................................................................................................................................. $ 719,574,235
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 64,474,420
Amounts in thousands
(^)     Foreign currency holdings - cost $ 8,980
(x)     Premiums received on options written $ 350
(+)     Credit default swap contracts - premiums paid (received) $ 3,431
(•)     Interest rate swap contracts - premiums paid (received) $ 51 7
(>)     Investments in affiliates, U.S. Cash Management Fund $ 96,961
(a)     Receivable from Broker for Futures $ 55,988
(b)     Receivable from Broker for Swaps $ 697
(c)     Receivable from Broker for Forwards $ 1,350
(d)     Due to Broker for Swaps $ 1,055
(e)      Due to Broker for Forwards $ 1,270
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 495
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 31
Dividends from affiliated funds ......................................................................................................................................... 4,043
Interest .............................................................................................................................................................................. 132,459
Total investment income ...............................................................................................................................................................
136,533
Expenses
Advisory fees .................................................................................................................................................................... 19,023
Administrative fees ........................................................................................................................................................... 1,976
Custodian fees ................................................................................................................................................................... 738
Distribution fees - Class A ................................................................................................................................................ 79
Distribution fees - Class C ................................................................................................................................................ 173
Transfer agent fees - Class A ............................................................................................................................................ 62
Transfer agent fees - Class C ............................................................................................................................................. 45
Transfer agent fees - Class E ............................................................................................................................................. 7
Transfer agent fees - Class M ............................................................................................................................................ 490
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 5,948
Transfer agent fees - Class Y ............................................................................................................................................ 32
Professional fees ............................................................................................................................................................... 348
Registration fees ............................................................................................................................................................... 166
Shareholder servicing fees - Class C ................................................................................................................................. 58
Shareholder servicing fees - Class E ................................................................................................................................. 9
Trustees’ fees .................................................................................................................................................................... 165
Printing fees ...................................................................................................................................................................... 256
Miscellaneous ................................................................................................................................................................... 98
Expenses before reductions .............................................................................................................................................. 29,673
Expense reductions ........................................................................................................................................................... (7,065)
Net expenses .................................................................................................................................................................................
22,608
Net investment income (loss) ........................................................................................................................................................
113,925
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 73,591
Investments in affiliated funds .......................................................................................................................................... 56
Futures contracts .............................................................................................................................................................. 83,687
Options written ................................................................................................................................................................. 3,098
Foreign currency exchange contracts ................................................................................................................................ 10,181
Interest rate swap contracts ............................................................................................................................................... (10,470)
Credit default swap contracts ............................................................................................................................................ 10,542
Foreign currency-related transactions ............................................................................................................................... (435)
Net realized gain (loss) ..................................................................................................................................................................
170,250
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 172,423
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 23,634
Options written ................................................................................................................................................................. (341)
Foreign currency exchange contracts ................................................................................................................................ (9,593)
Interest rate swap contracts ............................................................................................................................................... (13)
Credit default swap contracts ............................................................................................................................................ 61
Foreign currency-related transactions ............................................................................................................................... 497
Other investments ............................................................................................................................................................. 4

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
496 Strategic Bond Fund
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... 186,668
Net realized and unrealized gain (loss) ......................................................................................................................................... 356,918
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 470,843
**     Less than $500.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 497
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 113,925 $ 118,252
Net realized gain (loss) ...................................................................................................................... 170,250 (124,113)
Net change in unrealized appreciation (depreciation) ....................................................................... 186,668 (125,772)
Net increase (decrease) in net assets from operations ............................................................................. 470,843 (131,633)
Distributions
To shareholders
Class A .......................................................................................................................................... (672) (773)
Class C .......................................................................................................................................... (317) (412)
Class E .......................................................................................................................................... (75) (90)
Class M ......................................................................................................................................... (5,953) (3,966)
Class R6 ........................................................................................................................................ (21) (17)
Class S ........................................................................................................................................... (72,776) (84,035)
Class T(1) ...................................................................................................................................... — (—)
**
Class Y .......................................................................................................................................... (18,921) (19,369)
Net decrease in net assets from distributions .......................................................................................... (98,735) (108,662)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (901,743) (203,054)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(529,635) (443,349)
Net Assets
Beginning of period .................................................................................................................................
4,420,694 4,864,043
End of period ..........................................................................................................................................
$ 3,891,059 $ 4,420,694
**     Less than $500.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
498 Strategic Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 349 $ 3,807 784 $ 8,285
Proceeds from reinvestment of distributions 62 667 72 760
Payments for shares redeemed (978) (10,602) (1,716) (18,127)
Net increase (decrease)
(567) (6,128) (860) (9,082)
Class C
Proceeds from shares sold 170 1,833 95 997
Proceeds from reinvestment of distributions 29 314 39 409
Payments for shares redeemed (824) (8,903) (1,448) (15,243)
Net increase (decrease)
(625) (6,756) (1,314) (13,837)
Class E
Proceeds from shares sold 29 312 22 236
Proceeds from reinvestment of distributions 7 74 9 89
Payments for shares redeemed (126) (1,360) (140) (1,458)
Net increase (decrease)
(90) (974) (109) (1,133)
Class M
Proceeds from shares sold 20,755 225,994 8,610 92,108
Proceeds from reinvestment of distributions 546 5,953 374 3,966
Payments for shares redeemed (7,090) (77,027) (5,318) (56,086)
Net increase (decrease)
14,211 154,920 3,666 39,988
Class R6
Proceeds from shares sold 26 287 9 91
Proceeds from reinvestment of distributions 2 21 2 17
Payments for shares redeemed (10) (113) (4) (37)
Net increase (decrease)
18 195 7 71
Class S
Proceeds from shares sold 41,104 447,371 67,447 717,333
Proceeds from reinvestment of distributions 6,707 72,410 7,857 83,509
Payments for shares redeemed (133,927) (1,446,742) (100,917) (1,068,168)
Net increase (decrease)
(86,116) (926,961) (25,613) (267,326)
Class T(1)
Payments for shares redeemed — — (9) (101)
Net increase (decrease)
— — (9) (101)
Class Y
Proceeds from shares sold 5,484 58,067 17,885 187,988
Proceeds from reinvestment of distributions 1,776 18,921 1,851 19,369
Payments for shares redeemed (18,121) (193,027) (15,254) (158,991)
Net increase (decrease)
(10,861) (116,039) 4,482 48,366
Total increase (decrease)
(84,030) $ (901,743) (19,750) $ (203,054)
(1)     For the period November 1, 2017 to December 14, 2017 (final redemption).

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
500 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
October 31, 2017 11.18 .18 (.15) .03 (.09) (.30)
October 31, 2016 11.04 .18 .33 .51 (.20) (.17)
October 31, 2015 11.26 .14 .03 .17 (.17) (.22)
Class C
October 31, 2019 10.24 .19 .9 4 1.1 3 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
October 31, 2017 11.16 .10 (.14) (.04) (.05) (.30)
October 31, 2016 11.02 .10 .33 .43 (.12) (.17)
October 31, 2015 11.25 .06 .03 .09 (.10) (.22)
Class E
October 31, 2019 10.21 .27 .93 1.20 (.23) —
October 31, 2018 10.74 .23 (.55) (.32) (.21) —
October 31, 2017 11.09 .18 (.15) .03 (.08) (.30)
October 31, 2016 10.95 .18 .33 .51 (.20) (.17)
October 31, 2015 11.18 .14 .02 .16 (.17) (.22)
Class M
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
October 31, 2017(8) 10.55 .14 .20 .34 (.03) —
Class R6
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
October 31, 2017 11.09 .22 (.15) .07 (.12) (.30)
October 31, 2016(4) 10.71 .14 .34 .48 (.10) —
Class S
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
October 31, 2017 11.21 .21 (.13) .08 (.11) (.30)
October 31, 2016 11.07 .21 .33 .54 (.23) (.17)
October 31, 2015 11.29 .17 .03 .20 (.20) (.22)
Class Y
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —
October 31, 2017 11.07 .22 (.15) .07 (.12) (.30)
October 31, 2016 10.93 .23 .33 .56 (.25) (.17)
October 31, 2015 11.15 .19 .03 .22 (.22) (.22)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 501
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e )
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.23) 11.27 11.85 29,853 1.00 .85 2.4 9 112
(.21) 10.29 (3.0 0 ) 33,094 1.01 .85 2.16 114
(.39) 10.82 .43 44,107 1.00 .93 1.70 133
(.37) 11.18 4.79 56,663 1.02 .96 1.66 203
(.39) 11.04 1.57 54,123 1.04 .98 1.29 152
(.15) 11.22 11.07 20,388 1.75 1.60 1.7 5 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1. 38 114
(.35) 10.77 (.28) 40,482 1.75 1.69 .94 133
(.29) 11.16 3.92 57,161 1.77 1.71 .91 203
(.32) 11.02 .78 62,412 1.79 1.73 .54 152
(.23) 11.18 11.86 3,026 1.01 .85 2. 50 112
(.21) 10.21 (3. 02 ) 3,684 1.01 .85 2. 15 114
(.38) 10.74 .44 5,043 1.01 .96 1.66 133
(.37) 11.09 4.84 133,209 1.02 .96 1.65 203
(.39) 10.95 1.50 120,286 1.04 .98 1.29 152
(.27) 11.31 12.22 341,184 .75 .48 2.8 6 112
(.25) 10.33 (2. 63 ) 164,734 .76 .48 2. 55 114
(.03) 10.86 3.21 133,381 .74 .54 2.15 133
(.27) 11.18 12.28 996 .61 .47 2.8 5 112
(.25) 10.21 (2. 65 ) 730 .61 .47 2. 55 114
(.42) 10.74 .78 696 .61 .57 2.07 133
(.10) 11.09 4.48 674 .61 .58 1.93 203
(.26) 11.33 12.20 2,776,038 .75 .58 2.7 7 112
(.24) 10.34 (2. 81 ) 3,425,436 .76 .58 2. 43 114
(.41) 10.88 .88 3,880,447 .76 .68 1.95 133
(.40) 11.21 5.04 3,123,604 .78 .71 1.91 203
(.42) 11.07 1.82 3,325,522 .79 .73 1.54 152
(.27) 11.16 12.33 719,574 .56 .44 2. 90 112
(.25) 10.19 (2. 63 ) 767,994 .56 .44 2. 62 114
(.42) 10.72 .80 759,787 .56 .54 2.09 133
(.42) 11.07 5.27 1,005,818 .58 .55 2.07 203
(.44) 10.93 2.00 1,466,270 .59 .57 1.70 152

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
502 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,155,147
Administration fees 160,258
Distribution fees 19,513
Shareholder servicing fees 5,037
Transfer agent fees 353,350
Trustee fees 7,067
$ 1,700,372
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 193,695 $ 3,297,962 $ 3,394,748 $ 56 $ (4) $ 96,961 $ 4,043 $ —
$ 193,695 $ 3,297,962 $ 3,394,748 $ 56 $ (4) $ 96,961 $ 4,043 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 3,769,216,399 $ 111,095,014 $ (33,413,898) $ 77,681,116 $ 48,863,064 $ 7,872,243
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 98,733,496 $ — $ — $ 108,661,769 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
504 Investment Grade Bond Fund
Investment Grade Bond Fund
-
Class A
‡
Total
Return
1 Year 7 .16%
5 Years 2 .04%§
10 Years 3 .23%§
Investment Grade Bond Fund
-
Class C
Total
Return
1 Year 10 .45%
5 Years 2 .06%§
10 Years 2 .84%§
Investment Grade Bond Fund
-
Class E
Total
Return
1 Year 11 .33%
5 Years 2 .83%§
10 Years 3 .64%§
Investment Grade Bond Fund
-
Class M
‡‡
Total
Return
1 Year 11 .72%
5 Years 3 .16%§
10 Years 3 .91%§
Investment Grade Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 11 .76%
5 Years 3 .27%§
10 Years 4 .07%§
Investment Grade Bond Fund
-
Class S
Total
Return
1 Year 11 .61%
5 Years 3 .11%§
10 Years 3 .89%§
Investment Grade Bond Fund
-
Class Y
Total
Return
1 Year 11 .75%
5 Years 3 .28%§
10 Years 4 .08%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 11 .51%
5 Years 3 .24%§
10 Years 3 .73%§

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Investment Grade Bond Fund 505
The Investment Grade Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and the preservation of capital.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class R6, Class S and Class Y Shares
gained 11.32%, 10.45%, 11.33%, 11.72%, 11.76%, 11.61% and
11.75%, respectively. This is compared to the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which gained
11.51% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Intermediate-Term Bond Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 10.45%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index. However, the Fund’s primary index remains the
benchmark for the Fund.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 began in a decidedly
risk-off mode. Concerns over the tightness of monetary policy combined with escalating trade tensions between the U.S. and
China led bond yields globally to fall precipitously, while credit spreads rose into seasonally illiquid holiday markets. Members of the U.S. Federal Reserve board began to quickly alter
communication in favor of a less hawkish and eventually solidly dovish bias. This caused a reversal of market sentiment to open the calendar year. However, interest rates remained contained and in fact continued to fall throughout much of the rest of the fiscal year. The 10-year Treasury, which began the fiscal year at a yield of 3.14%, fell to as low as 1.45% in early September before ending the fiscal year at a yield of 1.69%.
Credit spreads, on the other hand, reacted very favorably to the change in rhetoric, and ultimately policy, from the Fed. After the tumultuous calendar year end, credit spreads experienced a sharp rally to start the new year, and most sectors of the market finished the fiscal year with spreads roughly equal to or a bit lower than where they started. The U.S. investment grade corporate market produced especially strong results with the Bloomberg Barclays
US Corporate Bond Index posting a total return of 15.4% for
the fiscal year, above equivalent duration Treasuries. Emerging market currencies also responded favorably to the loosening
of financial conditions. Volatile and troubled economies such as Turkey and Argentina had some of the strongest performing currencies over the course of the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, underweight to government and government-guaranteed securities and
overweight securitized credit, all of which contributed positively to benchmark-relative performance over the period. However, the
Fund’s allocation to Treasury Inflation-Protected Securities acted as a drag, as breakeven inflation levels fell during the period.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Metlife
Investment Management, LLC (“Metlife”) was the better
performing manager, outperforming both the Fund’s benchmark
and their RIM-assigned benchmark. Metlife’s assignment to run a corporate-only mandate was a tailwind in the market environment as the mandate was naturally longer duration and concentrated in corporates. Additionally, Metlife favored the BBB market, which struggled early in the period but rallied strongly as the year progressed and added considerable value with this exposure.
Schroder Investment Management North America Inc.
(“Schroder”) was the weaker performing manager during the
period, slightly underperforming the Fund’s benchmark but
outperforming their RIM-assigned benchmark. The shorter
duration nature of Schroder’s securitized credit mandate drove the underperformance relative to the Fund’s benchmark. However,
Schroder’s lower quality bias and security selection within the securitized credit markets led to substantial outperformance relative to their RIM-assigned benchmark.

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
506 Investment Grade Bond Fund
During the period, RIM managed multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund.
The U.S. Investment Grade Intelligent Credit positioning strategy, which screens securities based on value within the Bloomberg
Barclays US Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the Fund’s benchmark. The strategy benefited both from its longer duration nature as well as a concentrated emphasis on the investment
grade corporate market.
On the downside, the U.S. Government positioning strategy,
which seeks to provide exposure to securities issued by the
U.S. Government, underperformed the Fund’s benchmark as
credit spread markets outperformed, and a tactical allocation to
Treasury Inflation-Protected Securities detracted value further as breakeven rates fell.
RIM also managed currency factor (carry, value and trend) and rates factor (carry and value) strategies which seek to generate active returns through currency and international rates positioning, respectively, to reduce the Fund’s reliance on traditional fixed income market risks. The Fund’s rates and currency factor
strategies performed in opposite directions during the period, with the rates strategy producing solid positive performance while the currency factors were a slight drag. Within the rates strategy, the global decline in interest rates led to considerable convergence in global interest rates, which was an especially positive tailwind for the value component with the rates factors. Among currency factors, solid performance among the carry and value factors, particularly within Emerging Markets (“EM”) currencies, was
more than offset by the drag from another year of negative results from the trend factor.
During the period, RIM also implemented numerous tactical
positioning strategies via derivatives that added to Fund
performance during the period. RIM utilized interest rate
derivatives to extend duration throughout the period, which had the greatest impact on total performance. RIM also utilized credit default swaps to tactically increase credit risk as the market sold off early in the period and subsequently capture the market rally.
The Fund’s tactical positions in developed market currencies via forwards had a muted impact.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or the money
manager line-up during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
MetLife Investment Management, LLC
(formerly, Logan Circle Partners, L.P.) Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Investment Grade Bond Fund 507
* Assumes initial investment on November 1, 2009.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
‡ The Fund’s performance inception date for Class A Shares was May 28, 2010. The returns shown for Class A Shares prior to that date are the returns of Class E
Shares. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
508 Investment Grade Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,056.60 $ 1,021.32
Expenses Paid During Period* $ 3.99 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,052.10 $ 1,017.54
Expenses Paid During Period* $ 7.86 $ 7.73
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,056.60 $ 1,021.32
Expenses Paid During Period* $ 3.99 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Investment Grade Bond Fund 509
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,058.70 $ 1,023.29
Expenses Paid During Period* $ 1.97 $ 1.94
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,058.60 $ 1,023.44
Expenses Paid During Period* $ 1.82 $ 1.79
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,058.20 $ 1,022.79
Expenses Paid During Period* $ 2.49 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,058.80 $ 1,023.59
Expenses Paid During Period* $ 1.66 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
510 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.3%
Asset-Backed Securities - 4.2%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
3.266% due 05/25/37 (Ê) 1,500 1,504
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê) 630 599
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 1,778 1,783
American Express Credit Corp.
Series 2019-2 Class A
2.670% due 11/15/24 2,637 2,692
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 355 359
AmeriCredit Automobile Receivables
Trust
Series 2018-1 Class A2A
2.710% due 07/19/21 97 97
Series 2019-1 Class A2A
2.930% due 06/20/22 1,780 1,787
Bank of America Corp.
Series 2017-A2 Class A2
1.840% due 01/17/23 2,702 2,702
Citigroup Mortgage Loan Trust,  Inc.
Series 2004-OPT1 Class M2
3.392% due 10/25/34 (Ê) 1,067 1,069
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 1,975 2,066
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.668% due 04/25/47 3,811 4,032
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.128% due 09/25/34 (~)(Ê) 94 97
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
3.846% due 08/21/31 (Ê) 850 848
Home Equity Asset Trust
Series 2005-9 Class M1
2.233% due 04/25/36 (Ê) 459 459
Long Beach Mortgage Loan Trust
Series 2005-2 Class M4
1.921% due 04/25/35 (Ê) 144 144
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,786 1,779
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
2.768% due 03/25/35 (Ê) 549 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OneMain Financial Issuance Trust
Series 2017-1A Class A1
2.370% due 09/14/32 (Þ) 3,993 3,994
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 610 611
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 198 197
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 191 192
Series 2018-B Class A1FX
2.640% due 08/25/47 (Þ) 506 508
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
3.197% due 09/25/35 (Ê) 693 692
Towd Point Mortgage Trust
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 569 574
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 1,111 1,125
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 996 1,005
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 600 598
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 4,458 4,484
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 270 273
36,821
Corporate Bonds and Notes - 18.7%
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 464 479
Abbott Laboratories
2.900% due 11/30/21 475 485
AbbVie, Inc.
2.300% due 05/14/21 483 486
3.600% due 05/14/25 395 414
Allergan, Inc.
2.800% due 03/15/23 488 493
Altria Group, Inc.
4.750% due 05/05/21 439 456
4.400% due 02/14/26 260 280
4.800% due 02/14/29 260 286
10.200% due 02/06/39 579 919
Amazon.com, Inc.
2.500% due 11/29/22 557 568
Series WI
5.200% due 12/03/25 205 241
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 623 644
American Express Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 05/05/21 529 532
3.700% due 11/05/21 550 569
Series FIX
3.700% due 08/03/23 745 788
American Homes 4 Rent
4.250% due 02/15/28 483 524
American Tower Corp.
3.300% due 02/15/21 522 530
Amgen, Inc.
2.650% due 05/11/22 595 605
6.400% due 02/01/39 345 468
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 915 1,000
4.375% due 04/15/38 710 793
5.550% due 01/23/49 235 306
5.800% due 01/23/59 910 1,235
Anthem, Inc.
2.875% due 09/15/29 390 386
Aon Corp.
8.205% due 01/01/27 412 528
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 205
4.400% due 05/27/26 (Þ) 230 246
5.000% due 03/15/48 (Þ) 525 605
Apple, Inc.
2.400% due 05/03/23 483 492
Aqua America, Inc.
3.566% due 05/01/29 290 312
4.276% due 05/01/49 190 215
Ares Capital Corp.
3.500% due 02/10/23 540 548
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 556
AT&T, Inc.
6.800% due 05/15/36 525 679
6.500% due 09/01/37 573 749
4.850% due 03/01/39 285 323
Series WI
4.300% due 02/15/30 495 545
8.750% due 11/15/31 415 614
Athene Global Funding
3.000% due 07/01/22 (Þ) 530 539
AutoNation, Inc.
3.800% due 11/15/27 775 786
Avnet, Inc.
4.875% due 12/01/22 510 543
Bank of America Corp.
2.328% due 10/01/21 (Ê) 180 180
4.000% due 01/22/25 430 459
3.366% due 01/23/26 (Ê) 345 361
2.884% due 10/22/30 (Ê) 335 337
6.110% due 01/29/37 375 496
Series GMTN
2.625% due 04/19/21 564 570
Bank of America NA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
6.000% due 10/15/36 310 423
Bank One Corp.
8.750% due 09/01/30 405 608
BAT Capital Corp.
3.215% due 09/06/26 835 831
4.758% due 09/06/49 290 286
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 873 891
4.700% due 07/15/64 (Þ) 675 657
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 973 1,001
BB&T Corp.
3.875% due 03/19/29 940 1,022
Becton Dickinson and Co.
3.734% due 12/15/24 437 467
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 429 546
Berkshire Hathaway Finance Corp.
3.000% due 05/15/22 470 486
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 505
BGC Partners, Inc.
3.750% due 10/01/24 (Þ) 810 805
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 533 534
BP Capital Markets America, Inc.
2.112% due 09/16/21 630 632
3.216% due 11/28/23 350 365
Branch Banking & Trust Co.
Series BKNT
2.850% due 04/01/21 558 565
Bristol-Myers Squibb Co.
2.900% due 07/26/24 (Þ) 510 529
Brixmor Operating Partnership, LP
4.125% due 05/15/29 205 222
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 705 713
4.250% due 04/15/26 (Þ) 195 204
Series WI
3.875% due 01/15/27 420 424
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 502
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 472
Camden Property Trust
4.100% due 10/15/28 200 225
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 515 546
Capital One Bank USA NA
3.375% due 02/15/23 250 258
CBS Corp.
3.700% due 08/15/24 460 484
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 546 575

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
512 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Celgene Corp.
3.900% due 02/20/28 555 610
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 314
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 590 651
6.384% due 10/23/35 455 559
6.484% due 10/23/45 140 172
6.834% due 10/23/55 482 614
Chevron Corp.
2.498% due 03/03/22 567 576
Cigna Corp.
Series 144a
3.900% due 02/15/22 (Þ) 500 519
Series WI
4.125% due 11/15/25 220 238
Cisco Systems, Inc.
1.850% due 09/20/21 568 569
Citadel LP
4.875% due 01/15/27 (Þ) 625 654
Citigroup, Inc.
4.050% due 07/30/22 311 326
8.125% due 07/15/39 500 821
4.650% due 07/23/48 365 452
CNH Industrial Capital LLC
3.875% due 10/15/21 454 466
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 462 504
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 519
Comcast Corp.
2.750% due 03/01/23 561 576
3.700% due 04/15/24 375 402
2.650% due 02/01/30 345 350
6.550% due 07/01/39 515 756
Concho Resources, Inc.
3.750% due 10/01/27 240 249
Constellation Brands, Inc.
4.400% due 11/15/25 260 287
Continental Resources, Inc.
5.000% due 09/15/22 158 159
Costco Wholesale Corp.
2.150% due 05/18/21 443 445
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 630
6.450% due 12/01/36 (Þ) 870 1,115
Crown Castle International Corp.
5.250% due 01/15/23 492 537
CubeSmart , LP
4.375% due 02/15/29 285 317
CVS Health Corp.
2.625% due 08/15/24 250 252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 08/15/29 300 302
4.780% due 03/25/38 125 139
5.050% due 03/25/48 110 126
Daimler Finance NA LLC
2.300% due 02/12/21 (Þ) 529 531
Delta Air Lines, Inc.
3.400% due 04/19/21 511 519
Devon Financing Co. LLC
7.875% due 09/30/31 215 303
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 605 778
Discover Bank
Series BKNT
4.650% due 09/13/28 435 489
Discovery Communications LLC
5.300% due 05/15/49 215 240
Class A
5.000% due 09/20/37 270 293
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 976
4.600% due 06/15/43 220 266
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 395 407
Domtar Corp.
6.750% due 02/15/44 397 446
Dow Chemical Co. (The)
3.500% due 10/01/24 478 501
DowDuPont , Inc.
4.725% due 11/15/28 476 543
Duke Energy Corp.
3.750% due 04/15/24 463 492
Duke Energy Progress LLC
3.000% due 09/15/21 420 428
DuPont de Nemours, Inc.
5.319% due 11/15/38 50 60
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 483
Energy Transfer Operating, LP
5.875% due 01/15/24 540 600
4.500% due 04/15/24 265 283
5.250% due 04/15/29 420 471
EnLink Midstream Partners, LP
5.050% due 04/01/45 675 506
Enterprise Products Operating LLC
4.200% due 01/31/50 310 327
Series W
4.050% due 02/15/22 457 478
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 240 234
Series 5Y
4.750% due 07/15/23 500 496
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 745 785

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 860
Exelon Corp.
3.497% due 06/01/22 440 453
Exelon Generation Co. LLC
5.600% due 06/15/42 482 564
Expedia Group, Inc.
3.250% due 02/15/30 (Þ) 485 486
Exxon Mobil Corp.
2.726% due 03/01/23 555 571
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 380 438
FedEx Corp.
4.500% due 02/01/65 569 557
Fidelity National Information Services,
Inc.
2.250% due 08/15/21 557 559
Fifth Third Bancorp
3.650% due 01/25/24 500 528
Fiserv, Inc.
2.750% due 07/01/24 510 521
3.500% due 07/01/29 345 364
Ford Holdings LLC
9.300% due 03/01/30 407 508
Ford Motor Credit Co. LLC
3.096% due 05/04/23 430 424
Series FXD
3.813% due 10/12/21 200 204
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 519
General Electric Co.
Series MTNA
6.750% due 03/15/32 460 586
General Motors Co.
4.875% due 10/02/23 960 1,031
General Motors Financial Co., Inc.
4.200% due 11/06/21 466 482
3.450% due 04/10/22 495 505
Georgia Power Co.
4.300% due 03/15/43 390 428
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 559 576
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 596
Goldman Sachs Capital I
6.345% due 02/15/34 325 423
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (Ê) 935 966
6.450% due 05/01/36 145 190
6.750% due 10/01/37 360 489
4.411% due 04/23/39 (Ê) 90 102
Harman International Industries, Inc.
4.150% due 05/15/25 521 551
Hasbro, Inc.
5.100% due 05/15/44 500 515
HCA, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 06/15/29 355 376
5.500% due 06/15/47 493 561
5.250% due 06/15/49 250 277
Hess Corp.
6.000% due 01/15/40 425 484
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 355 365
Class A
4.400% due 10/15/22 (Þ) 1 1
Home Depot, Inc. (The)
2.625% due 06/01/22 475 486
Honeywell International, Inc.
1.850% due 11/01/21 486 487
Hospitality Properties Trust
4.375% due 02/15/30 572 552
HSBC Bank NA
Series BKNT
5.875% due 11/01/34 75 97
7.000% due 01/15/39 615 888
HSBC USA, Inc.
7.200% due 07/15/97 194 298
Humana, Inc.
3.150% due 12/01/22 300 308
Huntington National Bank (The)
3.150% due 03/14/21 527 534
IBM Credit LLC
1.800% due 01/20/21 540 540
Intel Corp.
3.300% due 10/01/21 559 575
Intercontinental Exchange, Inc.
4.250% due 09/21/48 205 245
International Business Machines Corp.
2.500% due 01/27/22 561 569
3.500% due 05/15/29 305 328
4.150% due 05/15/39 250 282
International Paper Co.
8.700% due 06/15/38 270 399
7.300% due 11/15/39 564 773
Jefferies Group LLC
6.500% due 01/20/43 498 587
John Deere Capital Corp.
2.550% due 01/08/21 528 532
Johnson & Johnson
2.250% due 03/03/22 483 490
JPMorgan Chase & Co.
2.295% due 08/15/21 500 501
3.875% due 09/10/24 315 337
4.452% due 12/05/29 (Ê) 585 663
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 904 959
Kinder Morgan Energy Partners, LP
5.800% due 03/01/21 515 539
Kinder Morgan, Inc.
5.550% due 06/01/45 120 141
Series GMTN

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
514 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.800% due 08/01/31 419 569
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 325 386
Kohl's Corp.
5.550% due 07/17/45 875 898
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 680 702
3.750% due 04/01/30 (Þ) 425 434
6.875% due 01/26/39 330 406
Series WI
5.000% due 07/15/35 518 559
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 745
Las Vegas Sands Corp.
3.200% due 08/08/24 300 307
3.500% due 08/18/26 190 194
Lehman Brothers Holdings
5.857% due 11/30/56 (Ø)(Š) 1,450 —
Lowe's Cos., Inc.
3.750% due 04/15/21 517 529
Series 10YR
3.650% due 04/05/29 310 334
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 538 543
Marathon Petroleum Corp.
5.000% due 09/15/54 519 557
Marvell Technology Group, Ltd.
4.200% due 06/22/23 330 347
Masco Corp.
4.375% due 04/01/26 453 492
Medtronic, Inc.
Series WI
3.150% due 03/15/22 467 482
Merck & Co., Inc.
3.400% due 03/07/29 385 419
Mercury General Corp.
4.400% due 03/15/27 450 476
Microsoft Corp.
2.875% due 02/06/24 438 457
MidAmerican Energy Co.
3.500% due 10/15/24 462 493
Morgan Stanley
Series F
3.875% due 04/29/24 745 794
MPLX, LP
4.800% due 02/15/29 200 220
Series WI
4.500% due 07/15/23 170 181
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 295 296
National Oilwell Varco, Inc.
2.600% due 12/01/22 460 464
NBCUniversal Media LLC
4.375% due 04/01/21 439 454
Nestle Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.100% due 09/24/21 (Þ) 552 565
Nevada Power Co.
Series R
6.750% due 07/01/37 313 450
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 407 576
Newell Brands, Inc.
Series WI
5.000% due 11/15/23 540 554
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 829
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 421 440
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 564
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 130 134
4.100% due 09/15/42 (Þ) 444 478
Northrop Grumman Corp.
2.550% due 10/15/22 482 490
Occidental Petroleum Corp.
2.900% due 08/15/24 550 554
3.500% due 08/15/29 395 400
6.450% due 09/15/36 307 376
ONEOK, Inc.
7.500% due 09/01/23 459 538
Oracle Corp.
2.625% due 02/15/23 439 448
Owens Corning
7.000% due 12/01/36 225 289
Pacific Bell Telephone Co.
7.125% due 03/15/26 440 542
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 255 267
PacifiCorp
2.950% due 02/01/22 295 301
3.350% due 07/01/25 529 555
Parker-Hannifin Corp.
3.250% due 06/14/29 250 262
PepsiCo, Inc.
2.750% due 03/05/22 510 522
Pfizer, Inc.
1.950% due 06/03/21 562 564
Philip Morris International, Inc.
1.875% due 02/25/21 522 522
4.375% due 11/15/41 315 347
Series NCD
2.375% due 08/17/22 240 242
Phillips 66
4.650% due 11/15/34 512 597
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 500 511
PNC Bank NA
Series BKNT

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 515
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.150% due 04/29/21 560 562
Precision Castparts Corp.
2.500% due 01/15/23 481 489
Procter & Gamble Co. (The)
2.150% due 08/11/22 486 492
Progress Energy, Inc.
7.750% due 03/01/31 389 556
PSEG Power LLC
8.625% due 04/15/31 412 580
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 363
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 241
3.700% due 05/01/28 210 232
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 490 500
QVC, Inc.
4.375% due 03/15/23 790 821
Reynolds American, Inc.
8.125% due 05/01/40 715 936
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 302 308
Series REGS
2.875% due 09/29/21 101 103
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 355 354
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 550 615
5.000% due 03/15/27 145 159
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 153
3.900% due 10/15/29 475 471
Santander Holdings, Inc.
4.450% due 12/03/21 685 714
Sempra Energy
3.550% due 06/15/24 485 503
Sherwin-Williams Co. (The)
3.450% due 06/01/27 497 524
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 514
Simon Property Group, LP
2.450% due 09/13/29 715 707
3.250% due 09/13/49 245 241
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 552
Southern California Edison Co.
6.650% due 04/01/29 479 562
Southern Co. (The)
2.350% due 07/01/21 537 540
2.450% due 10/01/23 549 553
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 06/15/21 380 391
Southwest Airlines Co.
2.650% due 11/05/20 260 262
2.750% due 11/16/22 165 167
Spectra Energy Partners, LP
4.500% due 03/15/45 500 548
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,572
5.152% due 03/20/28 (Þ) 340 370
Starbucks Corp.
3.800% due 08/15/25 475 515
Sunoco Logistics Partners Operations,
LP
5.300% due 04/01/44 513 544
SunTrust Banks, Inc.
2.900% due 03/03/21 529 535
Series BKNT
4.050% due 11/03/25 275 302
Synchrony Financial
2.850% due 07/25/22 320 324
TCI Communications, Inc.
7.875% due 02/15/26 340 445
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 515 716
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 614 634
Time Warner Cable LLC
6.550% due 05/01/37 475 576
7.300% due 07/01/38 441 562
6.750% due 06/15/39 385 473
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 526
TJX Cos., Inc. (The)
2.750% due 06/15/21 439 445
Tyson Foods, Inc.
3.950% due 08/15/24 522 560
UDR, Inc.
3.000% due 08/15/31 420 424
Unilever Capital Corp.
1.375% due 07/28/21 552 548
Union Pacific Corp.
2.950% due 03/01/22 560 573
United Airlines Pass-Through Trust
Series 2016-1 Class B
3.650% due 01/07/26 732 748
Series B Class B
4.600% due 03/01/26 248 259
United Parcel Service, Inc.
2.350% due 05/16/22 559 565
United Technologies Corp.
1.950% due 11/01/21 488 489
3.650% due 08/16/23 190 201
UnitedHealth Group, Inc.
2.875% due 12/15/21 622 635
US Bancorp

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
516 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
3.150% due 04/26/21 546 557
Valero Energy Corp.
4.350% due 06/01/28 467 508
Valmont Industries, Inc.
5.250% due 10/01/54 517 531
Verizon Communications, Inc.
3.125% due 03/16/22 530 546
7.750% due 12/01/30 1,565 2,266
6.000% due 04/01/41 60 81
Series WI
4.862% due 08/21/46 225 279
Visa, Inc.
Series 7YR
2.800% due 12/14/22 538 554
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 685 702
4.300% due 07/15/29 (Þ) 535 556
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 549 569
2.700% due 09/26/22 (Þ) 475 480
Wachovia Capital Trust II
2.501% due 01/15/27 (Ê) 525 491
Walgreen Co.
3.100% due 09/15/22 559 577
Warner Media LLC
3.550% due 06/01/24 360 369
Wells Fargo & Co.
2.500% due 03/04/21 561 565
3.069% due 01/24/23 355 362
3.196% due 06/17/27 (Ê) 605 625
4.150% due 01/24/29 415 461
4.750% due 12/07/46 570 679
Wells Fargo Bank NA
Series BKNT
2.600% due 01/15/21 558 563
Western Gas Partners, LP
3.950% due 06/01/25 525 512
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 185
163,391
International Debt - 9.6%
Abu Dhabi Government International
Bond
3.125% due 09/30/49 (Þ) 585 563
Actavis Funding SCS
3.450% due 03/15/22 472 484
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 571 570
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 460 471
Series WI
5.000% due 10/01/21 460 483
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 11/28/21 530 540
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 572
America Movil SAB de CV
3.125% due 07/16/22 410 420
Athene Holding, Ltd.
4.125% due 01/12/28 635 660
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 507
Bancolombia SA
5.950% due 06/03/21 1,261 1,325
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 547
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 304
Series REGS
3.650% due 09/19/22 115 116
Bank of Montreal
Series D
3.100% due 04/13/21 520 529
Bank of Nova Scotia (The)
4.375% due 01/13/21 500 515
Barclays PLC
4.338% due 05/16/24 (Ê) 596 627
4.950% due 01/10/47 500 584
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 3,075 3,067
BNP Paribas SA
Series BKNT
5.000% due 01/15/21 505 524
BP Capital Markets PLC
3.814% due 02/10/24 510 545
Braskem Netherlands Finance BV
3.500% due 01/10/23 (Þ) 470 477
4.500% due 01/31/30 (Þ) 525 521
Brookfield Finance, Inc.
4.000% due 04/01/24 454 484
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 3,728 3,741
Canadian Imperial Bank of Commerce
2.700% due 02/02/21 529 534
Series BKNT
3.500% due 09/13/23 975 1,028
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 365 378
CBAM CLO Management Trust
Series 2017-1A Class A1
3.609% due 07/20/30 (Ê)(Þ) 575 576
Cencosud SA
5.150% due 02/12/25 (Þ) 426 448

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 517
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc.
6.750% due 11/15/39 340 416
Series WI
4.250% due 04/15/27 985 1,038
CNH Industrial NV
4.500% due 08/15/23 475 505
Credit Suisse Group AG
2.593% due 09/11/25 (Ê)(Þ) 855 852
Danone SA
2.589% due 11/02/23 (Þ) 563 573
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 595
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 443 442
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
3.558% due 10/15/30 (Ê)(Þ) 1,500 1,496
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
3.697% due 01/15/31 (Ê)(Þ) 1,300 1,290
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.206% due 07/15/30 (Ê)(Þ) 1,475 1,469
Dryden Senior Loan Fund
Series 2018-53A Class A
2.825% due 01/15/31 (Ê)(Þ) 1,600 1,591
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 694 694
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 628
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 510 542
Enbridge, Inc.
3.700% due 07/15/27 549 583
Enel Finance International NV
4.625% due 09/14/25 (Þ) 995 1,091
Series 658A
3.500% due 04/06/28 (Þ) 513 528
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 836
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 518
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 650 650
4.418% due 11/15/35 1,623 1,710
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 485
HSBC Bank PLC
7.650% due 05/01/25 385 467
ING Bank NV
5.800% due 09/25/23 (Þ) 1,075 1,195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 564
Series X
4.700% due 09/23/49 (Þ) 340 348
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 528 534
LCM XXV, Ltd.
Series 2017-25A Class A
3.176% due 07/20/30 (Ê)(Þ) 4,073 4,067
Lloyds Bank PLC
3.300% due 05/07/21 559 569
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 1,005 1,042
4.563% due 04/24/23 (Þ) 527 556
LYB Finance Co. BV
8.100% due 03/15/27 392 507
LYB International Finance BV
4.000% due 07/15/23 471 500
LyondellBasell Industries NV
6.000% due 11/15/21 513 548
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.156% due 10/21/30 (Ê)(Þ) 1,640 1,637
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
3.126% due 10/20/29 (Ê)(Þ) 5,000 4,992
Marks And Spencer PLC
7.125% due 12/01/37 554 631
Mexico Generadora de Energia S de rl
Series REGS
5.500% due 12/06/32 322 346
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/29 620 643
Mylan NV
Series WI
3.950% due 06/15/26 505 524
5.250% due 06/15/46 370 396
National Australia Bank, Ltd.
2.500% due 01/12/21 536 539
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 475 488
Nutrien , Ltd.
3.625% due 03/15/24 552 582
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 520 555
Petroleos Mexicanos
6.490% due 01/23/27 (Þ) 515 550
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 480 524
3.498% due 05/15/23 (Ê) 230 235
3.875% due 09/12/23 750 782
Sanofi
4.000% due 03/29/21 509 525
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 683
Saudi Arabian Oil Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
518 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/16/29 (Þ) 315 327
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 571
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.001% due 04/13/31 (Ê)(Þ) 1,170 1,153
Shell International Finance BV
2.250% due 01/06/23 566 572
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 566
Sky, Ltd.
3.750% due 09/16/24 (Þ) 400 431
Suncor Energy, Inc.
5.950% due 12/01/34 414 542
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 400 466
Series WI
6.000% due 01/15/29 105 116
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 305 329
5.000% due 11/26/28 (Þ) 490 575
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 889 891
Toronto Dominion Bank
Series GMTN
2.550% due 01/25/21 529 534
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 495
Total Capital International SA
4.250% due 12/15/21 499 525
Trust F/1401
5.250% due 01/30/26 (Þ) 598 637
Validus Holdings, Ltd.
8.875% due 01/26/40 607 991
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.252% due 04/17/30 (Ê)(Þ) 1,670 1,665
Series 2017-3A Class A1A
3.991% due 07/20/30 (Ê) 3,480 3,484
Series 2017-4A Class A1
3.131% due 10/15/30 (Ê)(Þ) 900 898
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ) 1,000 998
Woori Bank
2.625% due 07/20/21 (Þ) 552 554
83,724
Mortgage-Backed Securities - 31.5%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 235 252
A10 Securitization LLC
Series 2017-AA Class B1
0.038% due 05/15/36 (Þ)(ž) 1,110 1,103
Banc of America Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-D Class 2A2
3.258% due 05/25/34 (~)(Ê) 109 110
Series 2006-B Class 1A1
3.247% due 10/20/46 (~)(Ê) 27 18
Bank Commercial Mortgage Pass-
Through Certificates
Series 2018-BN12 Class A4
4.255% due 05/15/61 (~)(Ê) 6,565 7,459
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.507% due 07/25/37 (Ê)(Þ) 1,305 1,245
BCAP LLC Trust
Series 2011-R11 Class 15A1
3.400% due 10/26/33 (~)(Ê)(Þ) 302 308
Bear Stearns ALT-A Trust
Series 2004-12 Class 1A3
1.682% due 01/25/35 (Ê) 1,006 1,006
Benchmark Mortgage Trust
Series 2018-B8 Class A5
4.232% due 01/15/52 4,994 5,697
BX Commercial Mortgage Trust
Series 2018-BIOA Class C
3.594% due 03/15/37 (Ê)(Þ) 1,478 1,478
Series 2018-IND Class D
3.580% due 11/15/35 (Ê)(Þ) 4,099 4,107
BX Trust
Series 2018-BILT Class C
3.120% due 05/15/35 (Ê)(Þ) 2,150 2,147
Series 2018-MCSF Class A
2.477% due 04/15/35 (Ê)(Þ) 1,954 1,950
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,559 3,807
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
4.650% due 12/15/37 (Ê)(Þ) 3,188 3,216
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 2,427 2,469
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.890% due 05/25/35 (~)(Ê) 321 333
Series 2015-2 Class 5A1
0.444% due 03/25/47 (Ê)(Þ) 185 187
Commercial Mortgage Trust
Series 2015-LC19 Class A4
3.183% due 02/10/48 (Æ) 2,786 2,916
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 251
Series 2018-COR3 Class A3
4.228% due 05/10/51 3,755 4,239
Series 2019-521F Class A
3.380% due 06/15/34 (Ê)(Þ) 2,238 2,239
Series 2019-521F Class D
4.030% due 06/15/34 (Ê)(Þ) 1,672 1,672

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 519
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê)(Þ) 2,384 2,393
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/39 (~)(Ê)(Þ) 1,961 2,134
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.078% due 06/27/37 (~)(Ê)(Þ) 531 548
Fannie Mae
3.540% due 2020 387 390
3.500% due 2030 163 170
2.600% due 2031 330 339
2.500% due 2033 7,521 7,619
3.000% due 2033 347 358
5.500% due 2033 41 44
2.500% due 2034 7,862 7,947
3.500% due 2034 294 307
5.500% due 2034 311 350
4.500% due 2035 467 503
6.000% due 2035 83 94
5.500% due 2036 229 258
5.500% due 2037 155 175
5.500% due 2038 725 817
6.000% due 2039 46 53
4.500% due 2040 203 220
5.500% due 2040 621 697
4.000% due 2041 206 221
3.500% due 2043 1,531 1,624
4.000% due 2043 214 228
4.000% due 2044 1,109 1,181
3.500% due 2045 1,633 1,709
4.000% due 2045 1,196 1,270
4.000% due 2046 2,474 2,627
4.500% due 2046 569 627
3.500% due 2047 7,603 7,902
4.000% due 2047 8,856 9,298
4.500% due 2047 243 258
4.000% due 2048 1,486 1,560
4.500% due 2048 13,689 14,427
5.000% due 2048 5,161 5,519
3.000% due 2049 15,370 15,677
3.500% due 2049 8,916 9,170
Fannie Mae Connecticut Avenue
Securities
Series 2014-C04 Class 1M2
7.377% due 11/25/24 (Ê) 2,270 2,473
Series 2016-C06 Class 1M1
2.538% due 04/25/29 (Ê) 495 496
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 556 655
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 35 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-117 Class LC
5.500% due 11/25/35 155 162
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series 2014-K040 Class A2
3.241% due 09/25/24 1,766 1,866
Federal Housing Authority Trust
7.430% due 06/27/21 (Š) 6 6
Freddie Mac
3.500% due 2030 175 182
5.500% due 2032 13 14
7.500% due 2032 7 8
5.500% due 2034 27 31
4.000% due 2040 721 781
5.500% due 2041 259 291
3.500% due 2043 1,283 1,357
3.500% due 2044 151 160
4.000% due 2044 715 766
3.500% due 2045 485 514
4.000% due 2045 1,679 1,800
3.000% due 2046 6,096 6,277
3.500% due 2046 270 281
4.000% due 2046 1,089 1,160
4.000% due 2047 6,348 6,680
4.500% due 2048 810 852
3.500% due 2049 6,289 6,459
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,850 1,882
Series 2013-K029 Class A2
3.320% due 02/25/23 1,760 1,834
Series 2015-K045 Class A2
3.023% due 01/25/25 1,240 1,302
Series 2015-K046 Class A2
3.205% due 03/25/25 480 509
Series 2015-K047 Class A2
3.329% due 05/25/25 (~)(Ê) 930 992
Series 2015-K048 Class A2
3.284% due 06/25/25 (~)(Æ)(Ê) 1,570 1,672
Series 2015-K051 Class A2
3.308% due 09/25/25 1,040 1,112
Series 2016-K053 Class A2
2.995% due 12/25/25 1,745 1,838
Series 2017-K063 Class A2
3.430% due 01/25/27 (~)(Ê) 7,000 7,602
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 702 759
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 612 676
Series 2006-3123 Class HT
5.000% due 03/15/26 184 195
Series 2006-R007 Class ZA
6.000% due 05/15/36 299 346
Series 2010-3632 Class PK

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
520 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 02/15/40 179 195
Series 2012-4019 Class JD
3.000% due 05/15/41 224 232
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M2
3.741% due 04/25/24 (Ê) 871 874
Series 2014-HQ2 Class M3
5.573% due 09/25/24 (Ê) 1,267 1,368
Series 2015-DN1 Class M3
5.973% due 01/25/25 (Ê) 925 957
Series 2015-DNA2 Class M2
5.077% due 12/25/27 (Ê) 878 882
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 3,765 4,151
Series 2015-HQA2 Class M2
4.038% due 05/25/28 (Ê) 327 329
Ginnie Mae II
4.500% due 2042 207 224
4.500% due 2049 6,566 6,884
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 456 463
GS Mortgage Securities Trust
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 1,446 1,510
Series 2017-GS5 Class A4
3.674% due 03/10/50 2,739 2,971
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 2,271 2,424
Series 2016-SFP Class A
2.828% due 11/05/35 261 262
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 123 125
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 530 546
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê) 314 316
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 1,044 1,062
Series 2017-1 Class A4
3.500% due 01/25/47 (~)(Ê)(Þ) 35 35
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 2,169 2,191
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 376 374
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 2,979 3,003
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 552 552
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 3,335 3,343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley
Series GMTN
3.750% due 02/25/23 470 494
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24 Class A4
3.732% due 05/15/48 945 1,018
Series 2016-C31 Class A1
1.511% due 11/15/49 262 260
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
4.423% due 06/15/35 (Ê)(Þ) 4,215 4,223
Series 2018-SUN Class E
4.423% due 07/15/35 (Ê)(Þ) 5,048 5,064
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,883 1,958
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê) 10,103 265
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 43
Morgan Stanley Mortgage Loan Trust
Series 2005-5AR Class 1M3
2.648% due 09/25/35 (Ê) 743 733
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 310 323
Series 2018-SELF Class D
3.950% due 10/15/28 (Ê)(Þ) 2,783 2,791
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 5,222 5,242
OBP Depositor LLC Trust
Series 2010-OBP Class A
4.646% due 07/15/45 (Þ) 230 231
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,167
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 797 820
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Æ)(Ê)(Þ) 235 248
Sequoia Mortgage Trust
Series 2013-12 Class A1
4.000% due 12/25/43 (Þ) 158 162
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
3.383% due 11/25/33 (~)(Ê) 395 409
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR10 Class A7
2.839% due 10/25/33 (~)(Ê) 131 133

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 521
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-AR1 Class A
3.157% due 03/25/34 (~)(Ê) 636 653
Series 2005-AR2 Class 2A21
2.153% due 01/25/45 (Ê) 256 255
Series 2005-AR11 Class A1A
2.143% due 08/25/45 (Ê) 1,815 1,820
Series 2005-AR19 Class A1A2
2.694% due 12/25/45 (Ê) 638 638
Series 2006-AR1 Class 2A1A
3.460% due 01/25/46 (Ê) 443 456
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 4,523 4,728
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ) 644 661
Series 2014-1 Class A2
3.500% due 06/20/44 (~)(Ê)(Þ) 457 464
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 3,609 3,886
275,370
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 274 384
7.055% due 04/01/57 492 687
1,071
United States Government Treasuries - 27.2%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 13,544 13,438
0.125% due 01/15/22 981 974
0.375% due 07/15/23 17,179 17,316
0.375% due 07/15/25 8,957 9,088
3.375% due 04/15/32 8,123 11,195
2.125% due 02/15/40 3,146 4,137
0.875% due 02/15/47 5,808 6,248
United States Treasury Notes
1.375% due 05/31/21 16,830 16,774
1.125% due 06/30/21 24,235 24,054
1.750% due 05/15/23 37,310 37,596
1.375% due 06/30/23 905 900
1.250% due 07/31/23 5,825 5,769
1.250% due 08/31/24 810 800
1.500% due 09/30/24 450 449
1.500% due 10/31/24 1,425 1,424
2.000% due 02/15/25 6,485 6,631
2.125% due 05/15/25 5,350 5,507
2.000% due 08/15/25 9,935 10,167
3.000% due 10/31/25 1,240 1,340
2.250% due 11/15/25 4,800 4,983
1.625% due 02/15/26 8,110 8,125
2.250% due 03/31/26 2,005 2,085
1.625% due 05/15/26 5,657 5,667
1.500% due 08/15/26 3,629 3,605
1.625% due 10/31/26 290 290
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 05/15/27 4,270 4,502
2.750% due 02/15/28 330 358
2.375% due 05/15/29 1,640 1,739
1.625% due 08/15/29 745 741
4.500% due 05/15/38 780 1,090
2.750% due 11/15/42 2,235 2,477
2.875% due 05/15/43 2,255 2,552
3.750% due 11/15/43 3,654 4,746
3.125% due 08/15/44 1,730 2,048
2.875% due 08/15/45 1,240 1,412
3.000% due 11/15/45 3,195 3,722
3.000% due 05/15/47 1,225 1,433
2.750% due 11/15/47 3,341 3,737
3.000% due 02/15/48 2,906 3,407
3.125% due 05/15/48 1,325 1,591
3.375% due 11/15/48 890 1,120
2.875% due 05/15/49 1,615 1,859
2.250% due 08/15/49 1,350 1,370
238,466
Total Long-Term Investments
(cost $773,260) 798,843
Short-Term Investments - 7.8%
Cigna Corp.
Series WI
3.200% due 09/17/20 375 379
Fannie Mae
5.000% due 04/01/20 — —
5.500% due 06/01/20 — —
Gilead Sciences, Inc.
2.550% due 09/01/20 245 247
Kaupthing Bank HF
7.625% due 02/28/20 (Ø)(Š)(Þ) 1,210 —
5.750% due 10/04/20 (Ø)(Š)(Þ) 100 —
Kinder Morgan, Inc.
6.500% due 09/15/20 275 285
U.S. Cash Management Fund(@) 50,382,315(∞) 50,402
United States Treasury Bills
1.239% due 11/05/19 (ž) 3,350 3,349
United States Treasury Notes
1.375% due 05/31/20 13,300 13,283
Total Short-Term Investments
(cost $67,856) 67,945
Total Investments 99.1%
(identified cost $841,116) 866,788
Other Assets and Liabilities,
Net - 0.9%
7,510
Net Assets - 100.0%
874,298

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
522 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
18.8%
A10 Securitization LLC 06/23/17 1,110,000 100.00 1,110
1,103
ABB Treasury Center, Inc. 03/05/19 464,000 101.52 471
479
Abu Dhabi Government International Bond 09/23/19 585,000 97.64 571
563
Adani Abbot Point Terminal Pty, Ltd. 06/19/18 571,000 93.66 535
570
Alimentation Couche-Tard, Inc. 09/19/17 552,000 98.92 546
572
American Tower Trust #1 01/05/17 355,000 99.83 354
359
Apollo Management Holdings, LP 05/24/16 230,000 99.94 230
246
Apollo Management Holdings, LP 03/08/18 525,000 99.46 522
605
Apollo Management Holdings, LP 05/24/18 195,000 99.52 194
205
Athene Global Funding 06/12/19 530,000 100.91 535
539
Banco de Bogota SA 09/22/17 477,000 98.96 472
507
Bangkok Bank PCL 06/19/18 382,000 129.48 495
547
Banistmo SA 01/22/18 300,000 99.91 300
304
Bayer US Finance II LLC 06/19/18 873,000 100.07 874
891
Bayer US Finance II LLC 08/14/18 675,000 90.33 610
657
Bayer US Finance LLC 06/18/18 973,000 97.12 946
1,001
Bayview Commercial Asset Trust 10/26/17 1,304,727 95.98 1,252
1,245
BCAP LLC Trust 11/26/13 301,854 103.45 312
308
BGC Partners, Inc. 09/25/19 810,000 99.57 807
805
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/21/17 3,074,531 98.10 3,016
3,067
BMW US Capital LLC 09/04/19 533,000 99.93 533
534
Braskem Netherlands Finance BV 10/04/17 470,000 99.41 467
477
Braskem Netherlands Finance BV 10/29/19 525,000 99.27 521
521
Bristol-Myers Squibb Co. 05/07/19 510,000 99.64 508
529
Broadcom, Inc. 03/29/19 195,000 99.31 194
204
Broadcom, Inc. 03/29/19 705,000 99.91 704
713
BX Commercial Mortgage Trust 03/02/18 1,478,000 99.44 1,470
1,478
BX Commercial Mortgage Trust 10/22/18 4,099,155 100.10 4,103
4,107
BX Trust 04/06/18 1,954,000 99.16 1,938
1,950
BX Trust 06/01/18 2,150,000 100.00 2,150
2,147
BXP Trust 06/29/18 3,559,000 98.09 3,491
3,807
CAL Funding III, Ltd. 06/28/17 3,728,300 98.23 3,662
3,741
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,216
Canadian Oil Sands, Ltd. 12/14/18 365,000 99.86 364
378
Cantor Fitzgerald, LP 04/24/19 515,000 99.73 514
546
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
576
Cencosud SA 06/05/18 426,000 98.85 421
448
Cigna Corp. 10/11/19 500,000 103.46 517
519
Citadel LP 09/11/19 625,000 99.72 623
654
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.98 2,389
2,469
Citigroup Mortgage Loan Trust, Inc. 02/01/17 185,423 97.77 181
187
Commercial Mortgage Trust 02/19/16 235,000 102.48 241
251
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,672
Commercial Mortgage Trust 06/05/19 2,238,000 100.00 2,238
2,239
Cox Communications, Inc. 06/01/17 870,000 109.63 953
1,115
Cox Communications, Inc. 05/15/18 610,000 98.34 600
630
Credit Suisse Group AG 09/04/19 855,000 100.00 855
852
Credit Suisse Mortgage Capital Certificates 05/28/19 2,384,000 100.00 2,384
2,393
Daimler Finance NA LLC 04/12/19 529,000 99.14 524
531
Danone SA 10/01/19 563,000 101.54 572
573
Danske Bank A/S 05/08/19 540,000 104.67 565
595
DBGS Mortgage Trust 04/03/19 1,961,000 101.41 1,989
2,134
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 530,967 100.63 534
548
Deutsche Telekom International Finance BV 05/03/18 443,000 97.54 432
442
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.16 1,502
1,496
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 05/17/18 605,000 116.95 708
778
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,290
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,469
Dryden Senior Loan Fund 04/18/18 1,600,000 100.17 1,603
1,591
ECAF, Ltd. 08/09/18 694,440 99.23 689
694
Electricite de France SA 02/04/19 525,000 98.25 516
628
Embotelladora Andina SA 09/03/19 510,000 107.22 547
542
EMD Finance LLC 06/18/18 476,000 98.74 470
483

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 523
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Enel Finance International NV 09/11/18 995,000 99.46 990
1,091
Enel Finance International NV 10/05/18 513,000 94.20 483
528
Eni SpA 09/05/18 790,000 99.58 787
836
Expedia Group, Inc. 09/11/19 485,000 99.23 481
486
Farmers Exchange Capital III 10/12/16 380,000 99.13 377
438
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 105.64 512
519
Gazprom OAO Via Gaz Capital SA 02/01/19 477,000 104.45 498
518
Grace Mortgage Trust 05/19/17 456,000 103.31 471
463
Hewlett Packard Enterprise Co. 09/30/15 500 99.91 —
1
Hilton USA Trust 11/22/16 2,271,000 95.22 2,162
2,424
ING Bank NV 04/28/17 1,075,000 105.11 1,130
1,195
Intesa Sanpaolo SpA 06/18/18 560,000 88.74 497
564
Intesa Sanpaolo SpA 09/16/19 340,000 99.60 339
348
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 530,000 98.89 524
546
JPMorgan Mortgage Trust 06/13/17 34,949 99.10 35
35
JPMorgan Mortgage Trust 10/26/17 1,043,805 101.21 1,056
1,062
JPMorgan Mortgage Trust 06/27/18 376,439 99.34 374
374
JPMorgan Mortgage Trust 09/20/18 551,985 100.54 555
552
JPMorgan Mortgage Trust 12/06/18 2,978,704 100.19 2,984
3,003
JPMorgan Mortgage Trust 01/18/19 3,334,666 100.70 3,358
3,343
JPMorgan Mortgage Trust 04/18/19 2,169,299 100.86 2,188
2,191
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 325,000 100.61 327
386
Korea Southern Power Co., Ltd. 01/22/ 18 528,000 99.53 526
534
Kraft Heinz Foods Co. 06/15/18 680,000 102.21 695
702
Kraft Heinz Foods Co. 09/11/19 425,000 99.62 423
434
Land O' Lakes, Inc. 10/18/18 700,000 103.23 723
745
LCM XXV, Ltd. 07/10/17 4,073,000 99.72 4,063
4,067
Lukoil International Finance BV 03/22/17 1,005,000 102.53 1,030
1,042
Lukoil International Finance BV 09/19/17 527,000 101.72 536
556
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,637
Madison Park Funding XXIV Ltd. 08/05/19 5,000,000 100.00 5,001
4,992
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,779
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
5,064
Morgan Stanley Capital I Trust 08/15/18 4,215,000 100.00 4,215
4,223
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.69 43
43
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.09 1,828
1,958
MSCG Trust 05/19/15 310,000 101.43 314
323
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,791
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
296
Nestle Holdings, Inc. 04/22/19 552,000 100.77 556
565
NGPL PipeCo LLC 10/02/19 438,000 129.13 566
564
Northern Natural Gas Co. 06/05/18 444,000 96.24 427
478
Northern Natural Gas Co. 03/28/19 130,000 101.88 132
134
NOVA Chemicals Corp. 08/22/17 475,000 99.71 474
488
NXP BV / NXP Funding LLC 01/08/19 520,000 99.13 515
555
NYT Mortgage Trust 01/11/19 5,222,000 100.00 5,222
5,242
OBP Depositor LLC Trust 10/30/15 230,000 108.69 250
231
One Market Plaza Trust 02/15/17 797,000 100.61 802
820
One Market Plaza Trust 02/15/17 1,133,000 102.49 1,161
1,167
OneMain Financial Issuance Trust 10/26/18 3,992,840 98.36 3,928
3,994
Pacific Life Insurance Co. 06/15/18 255,000 92.18 235
267
Petroleos Mexicanos 09/13/19 515,000 101.48 523
550
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.05 246
248
Roche Holdings, Inc. 01/05/18 302,000 99.76 301
308
Rockies Express Pipeline LLC 04/03/19 355,000 99.97 355
354
Santander Group Holdings PLC 10/01/18 565,000 102.93 582
683
Saudi Arabian Oil Co. 04/09/19 315,000 99.54 314
327
Schneider Electric SE 04/22/19 557,000 100.18 558
571
Sequoia Mortgage Trust 08/22/17 157,560 103.94 164
162
Shackleton CLO, Ltd. 04/04/18 1,170,000 100.00 1,170
1,153
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.10 553
566
Sky, Ltd. 12/12/18 400,000 98.79 395
431

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
524 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Smithfield Foods, Inc. 03/27/19 500,000 101.32 507
552
SoFi Professional Loan Program LLC 05/15/18 191,207 99.35 190
192
SoFi Professional Loan Program LLC 05/16/18 506,015 99.57 504
508
SoFi Professional Loan Program LLC 05/23/18 197,652 98.83 195
197
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.16 1,476
1,572
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 05/23/19 340,000 102.42 348
370
Suzano Austria GmbH 08/21/18 400,000 107.13 429
466
Takeda Pharmaceutical Co., Ltd. 11/19/18 490,000 99.61 488
575
Takeda Pharmaceutical Co., Ltd. 11/19/18 305,000 99.97 305
329
Textainer Marine Containers, Ltd. 05/11/17 889,306 100.00 889
891
Towd Point Mortgage Trust 05/05/17 569,142 100.24 570
574
Towd Point Mortgage Trust 08/04/17 1,111,315 99.93 1,111
1,125
Towd Point Mortgage Trust 11/09/17 996,129 100.27 999
1,005
Triton Container Finance IV LLC 08/16/17 599,672 100.08 600
598
Triton Container Finance V LLC 03/13/18 4,458,308 99.18 4,421
4,484
Triton Container Finance VI LLC 06/07/17 270,021 99.98 270
273
Trust F/1401 10/11/19 598,000 106.61 638
637
Vistra Operations Co. LLC 06/04/19 535,000 99.79 534
556
Vistra Operations Co. LLC 06/04/19 685,000 99.82 684
702
Volkswagen Group of America Finance LLC 09/19/19 475,000 99.96 475
480
Volkswagen Group of America Finance LLC 10/01/19 549,000 103.45 568
569
Voya CLO, Ltd. 03/31/17 1,670,000 100.03 1,671
1,665
Voya CLO, Ltd. 07/16/18 900,000 100.14 901
898
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
998
WinWater Mortgage Loan Trust 03/29/17 644,063 102.46 660
661
WinWater Mortgage Loan Trust 05/23/17 456,899 101.78 465
464
Woori Bank 09/03/19 552,000 100.84 557
554
Worldwide Plaza Trust 06/29/18 3,609,000 98.89 3,569
3,886
164,448
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 525
Variable Rate Securities
Securities Referenced Rate Spread %
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.700
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 0.012
Barclays PLC USD 3 Month LIBOR 1.356
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.700
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.121
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.300
BX Trust USD 1 Month LIBOR 0.577
BX Trust USD 1 Month LIBOR 1.220
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.150
CBAM CLO Management Trust USD 3 Month LIBOR 1.250
Citigroup Mortgage Loan Trust,  Inc. USD 1 Month LIBOR 0.915
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Credit Suisse Group AG Secured Overnight Financing Rate 1.560
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Dewolf Park CLO, Ltd. USD 3 Month LIBOR 1.210
Dryden 37 Senior Loan Fund USD 3 Month LIBOR 1.100
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Dryden Senior Loan Fund USD 3 Month LIBOR 1.120
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 1.300
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Home Equity Asset Trust USD 1 Month LIBOR 0.410
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.930
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXIV Ltd. USD 3 Month LIBOR 1.160
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
526 Investment Grade Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Mortgage Loan Trust USD 1 Month LIBOR 0.825
MSCG Trust USD 1 Month LIBOR 1.650
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.480
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Voya CLO, Ltd. USD 3 Month LIBOR 1.230
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
Voya CLO, Ltd. USD 3 Month LIBOR 1.130
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.290
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.330
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.320
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Wells Fargo & Co. USD 3 Month LIBOR 1.170
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 121 AUD 17,643 12/19
(15)
Canada 10 Year Government Bond Futures 219 CAD 31,107 12/19
(295)
Japan 10 Year Government Bond Futures 17 JPY 2,617,150 12/19
(102)
United States 2 Year Treasury Note Futures 509 USD 109,740 12/19
78
United States 5 Year Treasury Note Futures 380 USD 45,297 12/19
(159)
United States 10 Year Treasury Note Futures 731 USD 95,247 12/19
(455)
United States 10 Year Ultra Treasury Note Futures 21 USD 2,984 12/19
(33)
United States Long Bond Futures 86 USD 13,879 12/19
(71)
United States Ultra Bond Futures 109 USD 20,683 12/19
(613)
Short Positions
Euro-Bund Futures 114 EUR 19,581 12/19
592
Long Guilt Futures 122 GBP 16,206 12/19
235
United States 2 Year Treasury Note Futures 63 USD 13,583 12/19
19
United States 5 Year Treasury Note Futures 30 USD 3,576 12/19
10
United States 10 Year Treasury Note Futures 7 USD 912 12/19
(3)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 527
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Ultra Treasury Note Futures 126 USD 17,906 12/19
261
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(551)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,680 HUF 780,263 11/22/19 (30)
Bank of America USD 1,765 MXN 35,066 11/22/19 52
Bank of America USD 6,112 TRY 35,205 11/22/19 12
Bank of America USD 1,770 ZAR 27,297 11/22/19 32
Bank of America HKD 35,299 USD 4,500 11/22/19 (4)
Bank of America PLN 6,972 USD 1,786 11/22/19 (39)
Bank of America SGD 6,225 USD 4,498 11/22/19 (78)
Bank of America THB 55,466 USD 1,791 11/22/19 (46)
Bank of Montreal USD 1,917 CAD 2,520 12/18/19 (4)
Bank of Montreal USD 1,917 JPY 204,000 12/18/19 (22)
Bank of Montreal USD 9,027 NZD 14,300 12/18/19 148
Bank of Montreal AUD 2,740 USD 1,888 12/18/19 (3)
Bank of Montreal JPY 79,195 USD 730 11/22/19 (4)
Bank of Montreal JPY 985,000 USD 9,236 12/18/19 89
Bank of Montreal MXN 36,800 USD 1,851 12/18/19 (49)
Bank of Montreal NOK 59,556 USD 6,476 11/22/19 (1)
Bank of Montreal NZD 2,860 USD 1,843 12/18/19 8
Bank of New York USD 9,258 AUD 13,700 12/18/19 197
Bank of New York USD 1,918 CAD 2,520 12/18/19 (4)
Bank of New York USD 1,917 JPY 204,000 12/18/19 (22)
Bank of New York AUD 2,740 USD 1,887 12/18/19 (4)
Bank of New York MXN 36,800 USD 1,854 12/18/19 (46)
Bank of New York NZD 2,860 USD 1,841 12/18/19 6
Brown Brothers Harriman USD 9,251 MXN 184,000 12/18/19 250
Citigroup USD 4,367 CAD 5,775 11/22/19 18
Citigroup USD 1,917 CAD 2,520 12/18/19 (4)
Citigroup USD 1,916 JPY 204,000 12/18/19 (22)
Citigroup AUD 2,740 USD 1,887 12/18/19 (4)
Citigroup EUR 3,965 USD 4,392 11/22/19 (36)
Citigroup MXN 36,800 USD 1,855 12/18/19 (45)
Citigroup NZD 2,860 USD 1,842 12/18/19 7
Citigroup PEN 15,179 USD 4,466 11/22/19 (69)
Commonwealth Bank of Australia CHF 15,291 USD 15,387 11/22/19 (133)
Royal Bank of Canada USD 1,918 CAD 2,520 12/18/19 (4)
Royal Bank of Canada USD 1,919 JPY 204,000 12/18/19 (24)
Royal Bank of Canada USD 10,955 SEK 107,363 11/22/19 175
Royal Bank of Canada AUD 2,740 USD 1,889 12/18/19 (2)
Royal Bank of Canada CAD 12,600 USD 9,455 12/18/19 (114)
Royal Bank of Canada GBP 4,312 USD 5,536 11/22/19 (53)
Royal Bank of Canada MXN 36,800 USD 1,855 12/18/19 (46)
Royal Bank of Canada NZD 2,860 USD 1,843 12/18/19 8
Standard Chartered USD 1,918 CAD 2,520 12/18/19 (4)
Standard Chartered USD 1,917 JPY 204,000 12/18/19 (22)
Standard Chartered AUD 2,740 USD 1,887 12/18/19 (4)
Standard Chartered MXN 36,800 USD 1,853 12/18/19 (47)
Standard Chartered NZD 2,860 USD 1,841 12/18/19 6

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
528 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered SEK 90,700 USD 9,236 12/18/19 (182)
State Street USD 25 CLP 18,094 11/22/19 (1)
State Street USD 69 CLP 48,541 11/22/19 (3)
State Street USD 27 HKD 213 11/22/19 —
State Street USD 97 HKD 761 11/22/19 —
State Street USD 57 HUF 17,206 11/22/19 1
State Street USD 11 IDR 151,424 11/22/19 —
State Street USD 6,247 IDR 90,172,064 11/22/19 142
State Street USD 8,931 JPY 950,000 12/18/19 (109)
State Street USD 64 KRW 75,904 11/22/19 1
State Street USD 286 KRW 338,192 11/22/19 3
State Street USD 4,520 MYR 18,882 11/22/19 13
State Street USD 8 PEN 26 11/22/19 —
State Street USD 137 PEN 456 11/22/19 (1)
State Street USD 8 PLN 32 11/22/19 —
State Street USD 31 PLN 119 11/22/19 1
State Street USD 6,096 RUB 410,216 11/22/19 286
State Street USD 42 SGD 57 11/22/19 —
State Street USD 115 SGD 158 11/22/19 1
State Street USD 11 THB 339 11/22/19 —
State Street USD 60 THB 1,836 11/22/19 1
State Street USD 169 TRY 1,014 11/22/19 7
State Street USD 27 TWD 826 11/22/19 —
State Street USD 61 TWD 1,886 11/22/19 1
State Street USD 9 ZAR 141 11/22/19 —
State Street CLP 3,184,983 USD 4,499 11/22/19 202
State Street HUF 7,894 USD 26 11/22/19 (1)
State Street IDR 3,726,527 USD 262 11/22/19 (2)
State Street KRW 7,697,185 USD 6,384 11/22/19 (195)
State Street MXN 505 USD 26 11/22/19 —
State Street MXN 747 USD 38 11/22/19 (1)
State Street MYR 71 USD 17 11/22/19 —
State Street MYR 495 USD 118 11/22/19 —
State Street RUB 8,238 USD 128 11/22/19 (1)
State Street RUB 9,285 USD 144 11/22/19 —
State Street TRY 196 USD 33 11/22/19 (1)
State Street TWD 56,687 USD 1,821 11/22/19 (43)
State Street ZAR 1,519 USD 103 11/22/19 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
141
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 36,821 $ —
$ —
$ 36,821 4.2
Corporate Bonds and Notes — 163,391 —
—
163,391 18.7

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 529
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
International Debt — 83,724 —
—
83,724 9.6
Mortgage-Backed Securities — 275,364 6
—
275,370 31.5
Municipal Bonds — 1,071 —
—
1,071 0.1
United States Government Treasuries — 238,466 —
—
238,466 27. 2
Short-Term Investments — 17,54 3 —
50,40 2
67,945 7.8
Total Investments — 816,3 80 6 50,40 2 866,788 99. 1
Other Assets and Liabilities, Net 0.9
100.0
Other Financial Instruments
Assets
Futures Contracts 1, 195 — — — 1, 195 0.1
Foreign Currency Exchange Contracts — 1,67 0 — — 1,67 0 0.2
A
Liabilities
Futures Contracts (1, 746 ) — — — (1, 746 ) (0.2)
Foreign Currency Exchange Contracts — (1,529) — — (1,529) (0.2)
Total Other Financial Instruments
*
$ (551) $ 141 $ — $ — $ (410)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,109
Austria ....................................................................................
116
Bermuda .................................................................................
6,282
Brazil ......................................................................................
466
Canada ....................................................................................
8,719
Cayman Islands .......................................................................
28,380
Chile .......................................................................................
991
China ......................................................................................
742
Colombia .................................................................................
1,833
Denmark .................................................................................
595
France .....................................................................................
3,346

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
530 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Ireland ....................................................................................
4,008
Italy ........................................................................................
1,747
Japan ......................................................................................
1,548
Luxembourg ............................................................................
1,002
Mexico ....................................................................................
1,954
Netherlands ............................................................................
10,021
Panama ...................................................................................
420
Saudi Arabia ...........................................................................
327
South Korea ............................................................................
1,087
Switzerland .............................................................................
853
Thailand ..................................................................................
547
United Arab Emirates .............................................................
563
United Kingdom ......................................................................
7,068
United States ...........................................................................
783,064
Total Investments .................................................................... 866,788

Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 531
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,670 $ —
Variation margin on futures contracts* — 1,195
Total
$ 1,670 $ 1,195
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 1,746
Unrealized depreciation on foreign currency exchange contracts 1,529 —
Total
$ 1,529 $ 1,746
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 22 , 546
Foreign currency exchange contracts 1,642 —
Total
$ 1,642 $ 22 , 546
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ 1 , 632
Foreign currency exchange contracts (735) —
Total
$ (735) $ 1 , 632
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
532 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,67 0 $ — $ 1,67 0
Total Financial and Derivative Assets
1,67 0 — 1,67 0
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,67 0 $ — $ 1,67 0
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 96 $ 96 $ — $ —
Bank of Montreal
245 78 — 167
Bank of New York
204 75 — 129
Brown Brothers Harriman
250 — — 250
Citigroup
25 25 — —
Royal Bank of Canada
183 61 — 122
Standard Chartered
6 6 — —
State Street
661 248 410 3
Total
$ 1,670 $ 589 $ 410 $ 671

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 533
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,529 $ — $ 1,5 29
Total Financial and Derivative Liabilities
1,529 — 1,529
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,5 29 $ — $ 1,5 29
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 197 $ 96 $ — $ 101
Bank of Montreal 83 78 — 5
Bank of New York 76 76 — —
Citigroup 180 25 — 155
Commonwealth Bank of Australia 133 — — 133
Royal Bank of Canada 243 61 — 182
Standard Chartered 259 6 — 253
State Street 358 248 — 110
Total
$ 1,529 $ 590 $ — $ 939
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
534 Investment Grade Bond Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 841,116
Investments, at fair value(>) ...........................................................................................................................................................
866,788
Cash ............................................................................................................................................................................................... 417
Foreign currency holdings(^) ......................................................................................................................................................... 165
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,670
Receivables:
Dividends and interest ....................................................................................................................................................... 4,419
Dividends from affiliated funds .......................................................................................................................................... 60
Investments sold ................................................................................................................................................................ 942
Fund shares sold ................................................................................................................................................................ 718
From broker(a) ................................................................................................................................................................... 5,322
Total assets .................................................................................................................................................
880,5 0 1
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 410
Investments purchased ...................................................................................................................................................... 1,889
Fund shares redeemed ....................................................................................................................................................... 1,360
Accrued fees to affiliates .................................................................................................................................................... 311
Other accrued expenses ..................................................................................................................................................... 158
Variation margin on futures contracts ................................................................................................................................. 5 4 6
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,529
Total liabilities .............................................................................................................................................
6,2 0 3
Net Assets ............................................................................................................................................................
$ 874,298

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 535
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 18,850
Shares of beneficial interest ...........................................................................................................................................................
395
Additional paid-in capital ..............................................................................................................................................................
855,05 3
Net Assets ............................................................................................................................................................
$ 874, 298
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.16
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 23.02
Class A — Net assets ............................................................................................................................................................. $ 6,208,928
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 280,191
Net asset value per share: Class C(#) ............................................................................................................................................. $ 21.94
Class C — Net assets ............................................................................................................................................................. $ 8,293,660
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 378,006
Net asset value per share: Class E(#) ............................................................................................................................................. $ 22.16
Class E — Net assets ............................................................................................................................................................. $ 3,190,740
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 144,013
Net asset value per share: Class M(#) ............................................................................................................................................ $ 22.13
Class M — Net assets ............................................................................................................................................................ $ 15,216,339
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 687,665
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 22.21
Class R6 — Net assets ........................................................................................................................................................... $ 842,284
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 37,922
Net asset value per share: Class S(#) .............................................................................................................................................. $ 22.13
Class S — Net assets ............................................................................................................................................................. $ 738,420,315
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 33,370,348
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 22.17
Class Y — Net assets ............................................................................................................................................................. $ 102,125,463
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,605,995
Amounts in thousands
(^)     Foreign currency holdings - cost $ 165
(>)     Investments in affiliates, U.S. Cash Management Fund $ 50,402
(a)     Receivable from Broker for Futures $ 5,322
(b)      Due to Broker for Forwards $ 410
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
536 Investment Grade Bond Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 27
Dividends from affiliated funds ......................................................................................................................................... 789
Interest .............................................................................................................................................................................. 29,740
Total investment income ...............................................................................................................................................................
30,556
Expenses
Advisory fees .................................................................................................................................................................... 2,368
Administrative fees ........................................................................................................................................................... 458
Custodian fees ................................................................................................................................................................... 150
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 67
Transfer agent fees - Class A ............................................................................................................................................. 16
Transfer agent fees - Class C ............................................................................................................................................. 17
Transfer agent fees - Class E ............................................................................................................................................. 7
Transfer agent fees - Class M ............................................................................................................................................ 22
Transfer agent fees - Class R6 ........................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 1,58 2
Transfer agent fees - Class Y ............................................................................................................................................. 4
Professional fees ............................................................................................................................................................... 174
Registration fees ............................................................................................................................................................... 122
Shareholder servicing fees - Class C ................................................................................................................................. 22
Shareholder servicing fees - Class E ................................................................................................................................. 9
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ...................................................................................................................................................................... 72
Miscellaneous ................................................................................................................................................................... 3 0
Expenses before reductions .............................................................................................................................................. 5,1 79
Expense reductions ........................................................................................................................................................... (72 1 )
Net expenses .................................................................................................................................................................................
4,458
Net investment income (loss) ........................................................................................................................................................
26,098
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 5,2 6 8
Investments in affiliated funds ......................................................................................................................................... 13
Futures contracts .............................................................................................................................................................. 22,546
Foreign currency exchange contracts ................................................................................................................................ 1,642
Net realized gain (loss) ..................................................................................................................................................................
29,469
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 47,79 0
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,632
Foreign currency exchange contracts ................................................................................................................................ (735)
Foreign currency-related transactions ............................................................................................................................... (7)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 48,679
Net realized and unrealized gain (loss) ......................................................................................................................................... 78,148
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 104,246
** Less than $500.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 537
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 26,098 $ 26,632
Net realized gain (loss) ...................................................................................................................... 29,469 (33,354)
Net change in unrealized appreciation (depreciation) ....................................................................... 48,679 (23,141)
Net increase (decrease) in net assets from operations ............................................................................. 104,246 (29,863)
Distributions
To shareholders
Class A .......................................................................................................................................... (195) (163)
Class C .......................................................................................................................................... (149) (105)
Class E .......................................................................................................................................... (84) (61)
Class M ......................................................................................................................................... (290) (129)
Class R6 ........................................................................................................................................ (21) (17)
Class S ........................................................................................................................................... (21,648) (18,636)
Class Y .......................................................................................................................................... (2,959) (2,649)
Net decrease in net assets from distributions .......................................................................................... (25,346) (21,760)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (229,87 2 ) (47,248)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(150,97 2 ) (98,871)
Net Assets
Beginning of period .................................................................................................................................
1,025,270 1,124,141
End of period ..........................................................................................................................................
$ 874,29 8 $ 1,025,270

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
538 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 46 $ 971 126 $ 2,63 1
Proceeds from reinvestment of distributions 9 195 8 158
Payments for shares redeemed (264) (5,616) (100) (2,082)
Net increase (decrease)
(209) (4,450) 34 70 7
Class C
Proceeds from shares sold 30 629 36 74 4
Proceeds from reinvestment of distributions 7 148 5 104
Payments for shares redeemed (129) (2,730) (126) (2,604)
Net increase (decrease)
(92) (1,953) (85) (1,75 6 )
Class E
Proceeds from shares sold 6 133 8 176
Proceeds from reinvestment of distributions 4 83 3 60
Payments for shares redeemed (39) (85 5 ) (45) (958)
Net increase (decrease)
(29) (63 9 ) (34) (722)
Class M
Proceeds from shares sold 475 10,133 295 6,174
Proceeds from reinvestment of distributions 14 290 6 130
Payments for shares redeemed (179) (3,810) (90) (1,880)
Net increase (decrease)
310 6,613 211 4,424
Class R6
Proceeds from shares sold 21 446 21 451
Proceeds from reinvestment of distributions 1 21 1 16
Payments for shares redeemed (19) (400) (27) (565)
Net increase (decrease)
3 67 (5) (98)
Class S
Proceeds from shares sold 5,589 118,873 8,952 186,714
Proceeds from reinvestment of distributions 1,016 21,445 884 18,406
Payments for shares redeemed (16,589) (351,820) (11,425) (237,280)
Net increase (decrease)
(9,984) (211,502) (1,589) (32,160)
Class Y
Proceeds from shares sold 155 3,310 204 4,284
Proceeds from reinvestment of distributions 140 2,959 127 2,649
Payments for shares redeemed (1,150) (24,277) (1,180) (24,576)
Net increase (decrease)
(855) (18,008) (849) (17,643)
Total increase (decrease)
(10,856) $ (229,87 2 ) (2,317) $ (47,24 8 )

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
540 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.32 .35 (.35) — (.34) (.62)
October 31, 2016 22.21 .35 .61 .96 (.40) (.45)
October 31, 2015 22.48 .28 .10 .38 (.23) (.42)
Class C
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.05) (.77) (.21) —
October 31, 2017 22.13 .18 (.34) (.16) (.18) (.62)
October 31, 2016 22.03 .18 .61 .79 (.24) (.45)
October 31, 2015 22.33 .11 .11 .22 (.10) (.42)
Class E
October 31, 2019 20.38 .53 1.75 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.31 .33 (.32) .01 (.34) (.62)
October 31, 2016 22.20 .35 .61 .96 (.40) (.45)
October 31, 2015 22.46 .27 .12 .39 (.23) (.42)
Class M
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
October 31, 2017(8) 20.87 .27 .40 .67 (.20) —
Class R6
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
October 31, 2017 22.37 .44 (.35) .09 (.43) (.62)
October 31, 2016(4) 21.86 .29 .47 .76 (.25) —
Class S
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
October 31, 2017 22.29 .41 (.34) .07 (.40) (.62)
October 31, 2016 22.19 .40 .60 1.00 (.45) (.45)
October 31, 2015 22.45 .33 .12 .45 (.29) (.42)
Class Y
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —
October 31, 2017 22.33 .44 (.33) .11 (.44) (.62)
October 31, 2016 22.22 .45 .61 1.06 (.50) (.45)
October 31, 2015 22.49 .37 .11 .48 (.33) (.42)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 541
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.96) 21.36 .15 9,736 .82 .82 1.63 143
(.85) 22.32 4.47 10,904 .80 .80 1.58 207
(.65) 22.21 1.73 9,210 .80 .80 1.25 187
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.80) 21.17 (.60) 11,756 1.57 1.57 .87 143
(.69) 22.13 3.68 17,204 1.55 1.55 .82 207
(.52) 22.03 .99 17,869 1.55 1.55 .49 187
(.50) 22.16 11.33 3,191 .80 .76 2.47 68
(.35) 20.38 (2.98) 3,530 .80 .77 2.12 177
(.96) 21.36 .15 4,422 .82 .82 1.57 143
(.85) 22.31 4.45 14,785 .80 .80 1.58 207
(.65) 22.20 1.77 24,430 .80 .80 1.23 187
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.20) 21.34 3.20 3,560 .56 .43 2.07 143
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.76) 711 .40 .35 2.53 177
(1.05) 21.41 .57 844 .42 .40 2.06 143
(.25) 22.37 3.49 450 .40 .38 1.95 207
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(1.02) 21.34 .47 958,946 .56 .54 1.92 143
(.90) 22.29 4.68 517,173 .55 .55 1.82 207
(.71) 22.19 2.03 718,081 .55 .55 1.49 187
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177
(1.06) 21.38 .64 134,877 .38 .37 2.08 143
(.95) 22.33 4.93 164,538 .35 .35 2.03 207
(.75) 22.22 2.18 211,314 .35 .35 1.67 187

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
542 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 154,517
Administration fees 37,226
Distribution fees 6,668
Shareholder servicing fees 2,440
Transfer agent fees 108,890
Trustee fees 1,503
$ 311,244
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 40,048 $ 605,187 $ 594,845 $ 13 $ (1) $ 50,402 $ 789 $ —
$ 40,048 $ 605,187 $ 594,845 $ 13 $ (1) $ 50,402 $ 789 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 845,306,667 $ 25,166,123 $ (4,183,134) $ 20,982,989 $ 9,108,506 $ (11,231,754)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 25,346,145 $ — $ — $ 21,760,371 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
544 Short Duration Bond Fund
Short Duration Bond Fund
-
Class A
‡
Total
Return
1 Year 0 .88%
5 Years 0 .93%§
10 Years 1 .68%§
Short Duration Bond Fund
-
Class C
Total
Return
1 Year 4 .09%
5 Years 0 .96%§
10 Years 1 .30%§
Short Duration Bond Fund
-
Class E
Total
Return
1 Year 4 .86%
5 Years 1 .71%§
10 Years 2 .06%§
Short Duration Bond Fund
-
Class M
‡‡
Total
Return
1 Year 5 .14%
5 Years 2 .00%§
10 Years 2 .34%§
Short Duration Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 5 .18%
5 Years 2 .03%§
10 Years 2 .40%§
Short Duration Bond Fund
-
Class S
Total
Return
1 Year 5 .09%
5 Years 1 .96%§
10 Years 2 .32%§
Short Duration Bond Fund
-
Class Y
Total
Return
1 Year 5 .22%
5 Years 2 .05%§
10 Years 2 .41%§
ICE BofAML 1-3 Year U.S. Treasuries Index **
Total
Return
1 Year 4 .54%
5 Years 1 .33%§
10 Years 1 .19%§

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Short Duration Bond Fund 545
The Short Duration Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class M, Class R6, Class S and Class Y
Shares gained 4.82%, 4.09%, 4.86%, 5.14%, 5.18%, 5.09% and
5.22%, respectively. This is compared to the Fund’s benchmark, the ICE BofAML 1-3 Year U.S. Treasuries Index, which gained
4.54% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Short-Term Bond Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 4.95%. This return serves as a peer comparison and is expressed net of operating expenses..
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 began in a decidedly
risk-off mode. Concerns over the tightness of monetary policy combined with escalating trade tensions between the U.S. and
China led bond yields globally to fall precipitously, while credit spreads rose into seasonally illiquid holiday markets. Members of the U.S. Federal Reserve board began to quickly alter
communication in favor of a less hawkish and eventually solidly dovish bias. This caused a reversal of market sentiment to open the calendar year. However, interest rates remained contained and in fact continued to fall throughout much of the rest of the fiscal year. The 10-year Treasury, which began the fiscal year at a yield of 3.14%, fell to as low as 1.45% in early September before ending the fiscal year at a yield of 1.69%.
Credit spreads, on the other hand, reacted very favorably to the change in rhetoric, and ultimately policy, from the Fed. After the tumultuous calendar year end, credit spreads experienced a sharp rally to start the new year, and most sectors of the market finished the fiscal year with spreads roughly equal to or a bit lower than where they started. The U.S. investment grade corporate market produced especially strong results with the Bloomberg Barclays
US Corporate Bond Index posting a total return of 15.4% for
the fiscal year, above equivalent duration Treasuries. Emerging market currencies also responded favorably to the loosening
of financial conditions. Volatile and troubled economies such as Turkey and Argentina had some of the strongest performing currencies over the course of the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
RIM’s asset allocation for the Fund contributed positively to benchmark-relative performance over the period largely as
a result of out-of-benchmark positions in investment grade
corporates and securitized instruments. Allocations to corporates and securitized sectors outperformed the Fund’s all-treasury benchmark as they out-yielded the index and collected the
incremental spread premium. U.S. bank loans detracted from
performance as the sector came under pressure in the first half of the fiscal year. Due to RIM’s view on U.S. Federal Reserve policy evolution, the Fund maintained a modest duration underweight compared to the benchmark through June, which was a modest
drag on performance. From June, the Fund pivoted to a modest duration overweight, which generally benefitted performance
through year end.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, THL
Credit Advisors LLC (“THL”), the Fund’s bank loan specialist, was the weakest performing manager for the period through their termination in June and underperformed the Fund’s benchmark.
Bank loans (which are floating rate in nature and benefit from rising interest rates) suffered from technical selling from retail mutual funds on the dovish (i.e., inclined to lower policy rates)
pivot by the U.S. Federal Reserve. RIM terminated THL in June on broader concerns about the fundamental outlook for the U.S.
bank loan sector.
Scout Investments, Inc. (“Scout”) was the best performing
manager over the period, outperforming the Fund’s benchmark.
Scout held an overweight exposure to investment grade and
high yield corporate bonds, which outperformed the Fund’s all-
treasury benchmark. Allocations to securitized bonds, including

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
546 Short Duration Bond Fund
commercial and agency mortgage-backed securities, also
outperformed the Fund’s benchmark.
RIM manages multiple positioning strategies to seek to achieve the desired risk/return profile for the Fund. During the period,
RIM managed a global real yield strategy using global government bond futures to take long positions in high quality government bonds whose net-of-inflation yields are expected to be relatively high and short positions where net-of-inflation yields are expected to be relatively low. This strategy had a positive impact on Fund performance, as the long positions outperformed from associated interest rates falling, which narrowed the spread to the yields associated with the short positions.
RIM also managed a three-factor strategy (value, carry, trend)
that seeks to generate active returns through currency positioning to reduce the Fund’s reliance on traditional fixed income market risks. This approach incorporates a currency overlay, which
utilizes currency forward contracts to take long and short positions in global foreign exchange markets. Over the fiscal year, the currency overlay strategy was negative for the Fund’s benchmark relative performance.
Because the government bond futures and currency forward
strategies represent out-of-benchmark overlays, RIM also
manages an attendant high-quality short duration strategy to provide benchmark-like duration along with investment grade
credit exposure that provides a modicum of yield advantage.
This strategy is designed to provide for modest returns on the cash held in connection with the currency and government
bond future overlays. Over the fiscal year, the high-quality short duration strategy was positive for the Fund’s benchmark-relative performance.
In June, RIM added an investment grade credit value factor
positioning strategy to the Fund. This strategy screens securities based on value within the ICE BofAML 1-5 Year U.S. Corporate
Index and purchases physical bonds that RIM believes to be
undervalued. This strategy was beneficial to performance from the time it was added through period end.
During the fiscal year, RIM utilized futures and swaps to seek to achieve the Fund benchmark’s duration and exposures with
respect to the portion of the Fund allocated to cash reserves. This performed as intended and was a positive in terms of absolute return contribution. RIM also managed tactical ‘tilts’ based on its judgments regarding shorter-term opportunities to seek to generate returns and/or mitigate risk by purchasing government futures, credit derivatives and currency forward contracts. RIM’s futures trades had a positive impact on the Fund.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June, RIM terminated bank loan specialist THL on broader
concerns about the fundamental outlook for the U.S. bank loan sector. RIM replaced THL’s allocation with the investment
grade credit value factor positioning strategy given the strategy’s investment grade / value profile.
As part of the foregoing changes, RIM also rebalanced the target weights to Scout, MetLife Investment Management, LLC and the high-quality short duration positioning strategy. Target weights to the currency and global real yield positioning strategies remained unchanged.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
MetLife Investment Management, LLC
(formerly, Logan Circles Partners, L.P.) Fully Discretionary
Scout Investments, Inc. Fully Discretionary

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Short Duration Bond Fund 547
* Assumes initial investment on November 1, 2009.
** The ICE BofAML 1-3 Year U.S. Treasuries Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year and less than three years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
548 Short Duration Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.00 $ 1,020.87
Expenses Paid During Period* $ 4.38 $ 4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts wai ved and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.40 $ 1,017.09
Expenses Paid During Period* $ 8.19 $ 8.19
* Expenses are equal to the Fund's annualized expense ratio of 1.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.00 $ 1,020.82
Expenses Paid During Period* $ 4.43 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Short Duration Bond Fund 549
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,023.60 $ 1,022.38
Expenses Paid During Period* $ 2.86 $ 2.85
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,024.10 $ 1,022.38
Expenses Paid During Period* $ 2.86 $ 2.85
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,023.30 $ 1,022.13
Expenses Paid During Period* $ 3.11 $ 3.11
* Expenses are equal to the Fund's annualized expense ratio of 0.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,023.70 $ 1,022.53
Expenses Paid During Period* $ 2.70 $ 2.70
* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
550 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 90.5%
Asset-Backed Securities - 12.3%
Access Group, Inc.
Series 2007-A Class A3
2.244% due 05/25/36 (Ê) 862 848
ALG Student Loan Trust I
Series 2006-1A Class A3
1.464% due 10/28/23 (Ê)(Þ) 312 312
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,589
AmeriCredit Automobile Receivables
Trust
Series 2015-4 Class C
2.880% due 07/08/21 512 513
Series 2017-2 Class A3
1.980% due 12/20/21 1,259 1,259
Ascentium Equipment Receivables LLC
Series 2018-1A Class A3
3.210% due 09/11/23 (Þ) 1,265 1,278
Series 2019-2A Class A3
2.190% due 11/10/26 (Þ) 840 842
Avis Budget Rental Car Funding  LLC
Series 2015-2A Class A
2.630% due 12/20/21 (Þ) 300 301
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,680 1,725
Bank of America Corp.
Series 2018-A1 Class A1
2.700% due 07/17/23 1,900 1,921
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 898 899
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 1,435 1,452
Series 2019-1 Class A2
2.400% due 10/17/22 (Þ) 1,460 1,464
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class A1R
2.716% due 04/27/27 (Ê)(Þ) 704 704
Carmax Auto Owner Trust
Series 2019-4 Class A3
2.020% due 11/15/24 420 421
Chesapeake Funding II, LLC
Series 2017-4A Class A1
2.120% due 11/15/29 2,412 2,411
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 894 904
Citibank Credit Card Issuance Trust
Series 2017-A3 Class A3
1.920% due 04/07/22 3,000 3,000
CNH Equipment Trust
Series 2019-C Class A3
2.010% due 12/16/24 420 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commonbond Student Loan Trust
Series 2018-BGS Class A1
3.560% due 09/25/45 (Þ) 1,371 1,412
DRB Prime Student Loan Trust
Series 2015-D Class A2
3.200% due 01/25/40 659 669
Drive Auto Receivables Trust
Series 2015-CA Class D
4.200% due 09/15/21 (Þ) 421 422
Series 2018-5 Class A3
3.340% due 10/15/22 1,026 1,029
Series 2019-3 Class A3
2.490% due 06/15/23 1,445 1,454
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (Ê) 575 578
Series 2016-D Class A2
2.720% due 01/25/41 379 381
Exeter Automobile Receivables Trust
Series 2019-1A Class A
3.200% due 04/15/22 (Þ) 575 577
Series 2019-4A Class A
2.180% due 01/17/23 (Þ) 1,680 1,680
Foursight Capital Automobile
Receivables Trust
Series 2017-1 Class A
2.370% due 04/15/22 518 518
Series 2018-1 Class A3
3.640% due 09/15/22 (Þ) 1,519 1,526
Series 2018-1 Class C
4.300% due 08/15/23 800 814
GM Financial Automobile Leasing Trust
Series 2019-4 Class A2A
1.840% due 11/16/22 325 325
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 2,054 2,062
Series 2017-1 Class B
2.880% due 04/10/31 1,965 1,970
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 494
Series 2019-1 Class E
4.620% due 01/10/33 (Þ) 450 454
Hertz Vehicle Financing II, LP
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 765 789
Hertz Vehicle Financing LLC
Series 2015-1A Class A
2.730% due 03/25/21 (Þ) 1,790 1,793
Series 2017-1A Class A
2.960% due 10/25/21 810 816
Hilton Grand Vacations Trust
Series 2014-AA Class A
1.770% due 11/25/26 (Þ) 130 130
Series 2017-AA Class A
2.660% due 12/26/28 (Þ) 617 620

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Honda Auto Receivables Owner Trust
Series 2017-4 Class A3
2.050% due 11/22/21 1,435 1,436
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 2,550 2,550
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 534 538
MVW Owner Trust
Series 2019-2A Class A
2.220% due 10/20/38 (Þ) 1,235 1,234
Navient Student Loan Trust
Series 2019-FA Class A1
2.180% due 08/15/68 (Þ) 1,675 1,676
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 1,055 1,056
Series 2019-C Class A2A
1.970% due 09/15/22 650 651
Orange Lake Timeshare Trust
Series 2018-A Class A
3.100% due 07/08/30 (Þ) 617 624
Series 2019-A Class A
3.060% due 04/09/38 972 985
Prestige Auto Receivables Trust
Series 2017-1A Class B
2.390% due 05/16/22 (Þ) 1,295 1,295
Series 2018-1A Class A3
3.290% due 09/15/22 750 756
Santander Drive Auto Receivables Trust
Series 2016-3 Class C
2.460% due 03/15/22 607 607
Sierra Timeshare Receivables Funding
LLC
Series 2019-3A Class A
2.340% due 07/15/38 (Þ) 840 840
SLM Private Education Loan Trust
Series 2010-A Class 2A
4.477% due 05/16/44 (Ê)(Þ) 68 68
SoFi Consumer Loan Program LLC
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 149 150
SoFi Consumer Loan Program Trust
Series 2018-1 Class A1
2.550% due 02/25/27 (Þ) 31 31
Series 2018-2 Class A1
2.930% due 04/26/27 (Þ) 486 487
Series 2018-3 Class A1
3.200% due 08/25/27 199 200
Series 2019-3 Class A
2.900% due 05/25/28 1,503 1,514
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 770 772
SoFi Professional Loan Program LLC
Series 2014-B Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.550% due 08/27/29 523 523
Series 2017-A Class A1
2.028% due 03/26/40 (Ê) 496 497
South Carolina Student Loan Corp.
Series 2015-A Class A
2.734% due 01/25/36 (Ê) 909 913
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê) 466 468
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 196 200
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 1,016 1,024
Wheels SPV LLC
Series 2017-1A Class A2
1.880% due 04/20/26 (Þ) 123 123
63,995
Corporate Bonds and Notes - 43.6%
Abbott Laboratories
2.900% due 11/30/21 1,380 1,408
AbbVie, Inc.
3.600% due 05/14/25 270 283
AIG Global Funding
1.900% due 10/06/21 (Þ) 490 490
Air Lease Corp.
2.250% due 01/15/23 500 499
Series 513
3.875% due 04/01/21 1,400 1,431
Altria Group, Inc.
4.750% due 05/05/21 853 886
4.400% due 02/14/26 540 582
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 443 451
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 1,167 1,224
American Express Co.
3.375% due 05/17/21 1,395 1,424
2.750% due 05/20/22 890 907
2.500% due 08/01/22 3,900 3,955
American Honda Finance Corp.
2.050% due 01/10/23 1,700 1,704
2.900% due 02/16/24 1,500 1,548
Series GMTN
1.700% due 09/09/21 815 813
American International Group, Inc.
6.400% due 12/15/20 385 404
3.300% due 03/01/21 1,660 1,687
American Tower Corp.
3.300% due 02/15/21 426 432
Amgen, Inc.
4.100% due 06/15/21 1,085 1,120
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 301 307
4.150% due 01/23/25 565 618

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
552 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anthem, Inc.
3.500% due 08/15/24 795 836
Apple, Inc.
2.250% due 02/23/21 3,720 3,744
2.700% due 05/13/22 440 450
Ares Capital Corp.
3.625% due 01/19/22 435 442
AT&T, Inc.
Series WI
3.800% due 03/15/22 418 435
Athene Global Funding
3.000% due 07/01/22 (Þ) 350 356
Avnet, Inc.
4.875% due 12/01/22 380 405
AXA Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 495 519
Bank of America Corp.
2.328% due 10/01/21 (Ê) 1,490 1,494
2.738% due 01/23/22 (Ê) 1,660 1,673
3.458% due 03/15/25 (Ê) 1,665 1,739
Series GMTN
2.369% due 07/21/21 (Ê) 2,653 2,659
BAT Capital Corp.
3.215% due 09/06/26 420 418
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 365 372
3.875% due 12/15/23 (Þ) 428 448
Bayer US Finance LLC
3.000% due 10/08/21 (Þ) 432 438
BB&T Corp.
3.200% due 09/03/21 1,410 1,441
Series GMTN
2.200% due 03/16/23 1,215 1,220
Becton Dickinson and Co.
3.125% due 11/08/21 440 449
Berkshire Hathaway, Inc.
2.750% due 03/15/23 435 448
BGC Partners, Inc.
3.750% due 10/01/24 (Þ) 425 423
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,227
3.100% due 04/12/21 (Þ) 439 447
1.850% due 09/15/21 (Þ) 1,300 1,298
Boardwalk Pipelines, LP
3.375% due 02/01/23 438 445
Boeing Co. (The)
2.350% due 10/30/21 446 449
BP Capital Markets America, Inc.
3.245% due 05/06/22 430 444
3.216% due 11/28/23 560 584
Bristol-Myers Squibb Co.
2.900% due 07/26/24 (Þ) 280 291
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.200% due 01/15/21 1,205 1,205
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 575 582
Buckeye Partners, LP
4.150% due 07/01/23 439 442
Burlington Northern Santa Fe LLC
3.050% due 09/01/22 435 448
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 280 297
Capital One Financial Corp.
2.656% due 01/30/23 (Ê) 1,590 1,589
Caterpillar, Inc.
2.950% due 02/26/22 1,375 1,408
Series WI
1.931% due 10/01/21 890 893
CBS Corp.
2.500% due 02/15/23 470 473
CenterPoint Energy, Inc.
3.600% due 11/01/21 555 571
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 404 435
Series WI
4.464% due 07/23/22 1,240 1,305
Chevron Corp.
2.419% due 11/17/20 700 704
2.498% due 03/03/22 429 436
Cigna Corp.
Series WI
3.400% due 09/17/21 2,235 2,289
Cisco Systems, Inc.
2.200% due 02/28/21 2,598 2,613
2.900% due 03/04/21 440 446
Citibank NA
Series BKNT
2.844% due 05/20/22 (Ê) 1,030 1,042
Citigroup, Inc.
2.700% due 03/30/21 2,110 2,131
3.172% due 12/08/21 (Ê) 3,355 3,403
2.750% due 04/25/22 590 599
Citizens Financial Group, Inc.
Series BKNT
3.250% due 02/14/22 620 636
CNH Industrial Capital LLC
4.375% due 04/05/22 427 446
Colgate-Palmolive Co.
2.950% due 11/01/20 660 668
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 359 439
Comcast Corp.
3.450% due 10/01/21 1,635 1,685
3.700% due 04/15/24 505 541
Conagra Brands, Inc.
3.800% due 10/22/21 1,475 1,523

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Brands, Inc.
2.250% due 11/06/20 1,320 1,322
3.750% due 05/01/21 875 896
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 351
Crown Castle International Corp.
3.400% due 02/15/21 440 447
CVS Health Corp.
2.822% due 03/09/21 (Ê) 830 835
2.750% due 12/01/22 660 671
3.700% due 03/09/23 840 876
2.625% due 08/15/24 600 606
Daimler Finance NA LLC
3.350% due 05/04/21 (Þ) 440 448
3.400% due 02/22/22 (Þ) 2,565 2,633
Dell International LLC / EMC Corp.
4.000% due 07/15/24 (Þ) 710 744
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 1,364 1,494
Series AA
3.204% due 04/25/24 985 1,030
Delta Air Lines, Inc.
3.400% due 04/19/21 440 447
Deutsche Bank AG
3.150% due 01/22/21 450 452
Dow Chemical Co. (The)
3.000% due 11/15/22 440 450
DowDuPont , Inc.
3.766% due 11/15/20 825 840
4.205% due 11/15/23 416 447
Duke Energy Corp.
3.550% due 09/15/21 435 446
Ecolab, Inc.
4.350% due 12/08/21 594 624
Energy Transfer Partners, LP
4.650% due 06/01/21 425 438
Enterprise Products Operating LLC
2.850% due 04/15/21 450 456
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 440 437
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 715 753
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 418
Exelon Corp.
3.497% due 06/01/22 435 448
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,417
2.726% due 03/01/23 433 445
FedEx Corp.
3.400% due 01/14/22 435 448
Fiserv, Inc.
2.750% due 07/01/24 470 480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Credit Co. LLC
3.336% due 03/18/21 464 467
2.853% due 04/05/21 (Ê) 255 253
4.140% due 02/15/23 890 907
Series FXD
3.813% due 10/12/21 980 998
General Electric Co.
4.650% due 10/17/21 430 449
General Mills, Inc.
3.200% due 04/16/21 555 565
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,554
4.200% due 11/06/21 1,220 1,261
3.450% due 04/10/22 680 693
3.550% due 07/08/22 800 821
GLP Capital, LP / GLP Financing II, Inc.
4.375% due 04/15/21 447 456
3.350% due 09/01/24 465 470
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 1,790 1,792
Series DMTN
3.625% due 02/20/24 930 977
HCA, Inc.
4.750% due 05/01/23 410 439
Home Depot, Inc. (The)
2.625% due 06/01/22 440 450
Honeywell International, Inc.
1.850% due 11/01/21 438 439
IBM Credit LLC
1.800% due 01/20/21 2,950 2,949
International Bank for Reconstruction &
Development
Series GDIF
2.300% due 10/30/24 1,250 1,249
International Business Machines Corp.
2.650% due 02/05/21 430 434
2.250% due 02/19/21 875 879
1.971% due 11/06/21 (Ê) 490 493
2.850% due 05/13/22 1,010 1,033
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,027
3.300% due 02/01/22 (Þ) 795 817
John Deere Capital Corp.
3.125% due 09/10/21 925 947
2.700% due 01/06/23 2,730 2,797
Johnson & Johnson
1.950% due 11/10/20 1,485 1,488
2.250% due 03/03/22 1,100 1,115
JPMorgan Chase & Co.
2.682% due 03/01/21 (Ê) 3,556 3,613
4.625% due 05/10/21 425 442
3.207% due 04/01/23 (Ê) 1,905 1,952
Kraft Heinz Foods Co.
4.000% due 06/15/23 428 451
4.875% due 02/15/25 (Þ) 468 483
Kroger Co. (The)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
554 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 01/15/21 440 447
L3Harris Technologies, Inc.
4.950% due 02/15/21 (Þ) 770 792
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 516
Las Vegas Sands Corp.
3.200% due 08/08/24 925 946
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (ƒ)(Ø)(Š) 270 —
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 280 288
Lowe's Cos., Inc.
3.120% due 04/15/22 440 450
Main Street Capital Corp.
5.200% due 05/01/24 415 447
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 1,000 1,008
Marsh & McLennan Cos., Inc.
4.800% due 07/15/21 411 427
Merck & Co., Inc.
3.875% due 01/15/21 451 460
Metropolitan Life Global Funding I
3.375% due 01/11/22 (Þ) 1,030 1,063
Microsoft Corp.
1.550% due 08/08/21 800 798
2.650% due 11/03/22 1,052 1,080
MidAmerican Energy Co.
3.700% due 09/15/23 412 437
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 442 454
Morgan Stanley
Series GMTN
2.731% due 02/10/21 (Ê) 935 936
3.125% due 01/23/23 745 766
3.750% due 02/25/23 635 667
MPLX, LP
Series WI
4.500% due 07/15/23 640 681
Mylan NV
Series WI
3.150% due 06/15/21 1,050 1,063
National Oilwell Varco, Inc.
2.600% due 12/01/22 610 615
NBCUniversal Media LLC
4.375% due 04/01/21 417 431
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 425 435
New York Life Global Funding
1.700% due 09/14/21 (Þ) 1,540 1,535
Newell Brands, Inc.
Series WI
5.000% due 11/15/23 885 908
Nissan Motor Acceptance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 03/15/21 (Þ) 440 445
Norfolk Southern Corp.
3.250% due 12/01/21 495 506
2.903% due 02/15/23 1,235 1,264
Novartis Capital Corp.
2.400% due 05/17/22 3,550 3,609
Occidental Petroleum Corp.
4.850% due 03/15/21 1,080 1,116
3.125% due 02/15/22 445 452
2.700% due 08/15/22 4,110 4,154
Oracle Corp.
1.900% due 09/15/21 450 451
PACCAR Financial Corp.
3.100% due 05/10/21 3,000 3,061
Packaging Corp. of America
2.450% due 12/15/20 655 658
PECO Energy Co.
1.700% due 09/15/21 439 438
PepsiCo, Inc.
2.250% due 05/02/22 490 496
Pfizer, Inc.
1.950% due 06/03/21 3,800 3,812
2.200% due 12/15/21 436 440
Philip Morris International, Inc.
1.875% due 02/25/21 420 420
Phillips 66
Series WI
4.300% due 04/01/22 420 444
Plains All American Pipeline, LP / PAA
Finance Corp.
3.850% due 10/15/23 430 445
Procter & Gamble Co. (The)
2.150% due 08/11/22 4,605 4,665
Progress Energy, Inc.
3.150% due 04/01/22 437 446
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,048
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 505 515
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 409 438
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 420 447
Rockwell Collins, Inc.
2.800% due 03/15/22 439 447
Ryder System, Inc.
3.500% due 06/01/21 660 675
2.875% due 06/01/22 865 881
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 830 928
Santander Holdings, Inc.
4.450% due 12/03/21 800 834
Southern California Edison Co.
1.845% due 02/01/22 1,098 1,079

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The)
2.350% due 07/01/21 432 434
Spectra Energy Partners, LP
4.750% due 03/15/24 406 443
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 730 735
Starbucks Corp.
2.100% due 02/04/21 450 452
Sunoco Logistics Partners Operations,
LP
4.650% due 02/15/22 416 436
Synchrony Financial
2.850% due 07/25/22 195 197
Time Warner Cable LLC
4.125% due 02/15/21 432 440
Toyota Motor Credit Corp.
4.250% due 01/11/21 435 448
2.950% due 04/13/21 2,500 2,539
Series GMTN
2.700% due 01/11/23 970 997
Tyson Foods, Inc.
2.250% due 08/23/21 640 643
Unilever Capital Corp.
4.250% due 02/10/21 592 610
1.375% due 07/28/21 3,490 3,467
3.000% due 03/07/22 425 437
2.200% due 05/05/22 850 858
Union Pacific Corp.
3.200% due 06/08/21 1,430 1,460
United Parcel Service, Inc.
2.350% due 05/16/22 450 455
United Technologies Corp.
3.350% due 08/16/21 1,610 1,652
3.650% due 08/16/23 980 1,037
UnitedHealth Group, Inc.
3.150% due 06/15/21 440 449
US Bancorp
Series BKNT
2.850% due 01/23/23 2,600 2,675
Verizon Communications, Inc.
3.125% due 03/16/22 435 448
Series WI
4.016% due 12/03/29 993 1,110
Visa, Inc.
2.150% due 09/15/22 443 448
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 335 338
Walmart, Inc.
1.900% due 12/15/20 440 441
3.125% due 06/23/21 3,420 3,498
Walt Disney Co. (The)
3.000% due 09/15/22 (Þ) 424 438
2.350% due 12/01/22 444 451
4.000% due 10/01/23 (Þ) 1,140 1,217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warner Media LLC
3.550% due 06/01/24 470 482
Wells Fargo & Co.
2.550% due 12/07/20 1,550 1,561
2.500% due 03/04/21 445 448
3.500% due 03/08/22 1,415 1,461
Series BKNT
3.550% due 08/14/23 3,765 3,958
Wells Fargo Bank NA
Series BKNT
2.600% due 01/15/21 430 434
Westinghouse Air Brake Technologies
Corp.
3.419% due 09/15/21 (Ê) 855 855
Xcel Energy, Inc.
Class A
2.600% due 03/15/22 490 496
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 893
227,080
International Debt - 9.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 50 53
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 439 447
Alimentation Couche-Tard, Inc.
2.700% due 07/26/22 (Þ) 445 450
America Movil SAB de CV
3.125% due 07/16/22 560 574
Apidos CLO XXI
Series 2018-21A Class A1R
3.531% due 07/18/27 (Ê) 300 299
ArcelorMittal
6.250% due 02/25/22 420 454
Axis Bank, Ltd.
2.875% due 06/01/21 (Þ) 445 445
Bancolombia SA
5.950% due 06/03/21 410 431
Bank of Montreal
Series D
3.100% due 04/13/21 1,820 1,853
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 967
Series BKNT
2.450% due 03/22/21 445 449
Barclays Bank PLC
2.444% due 01/11/21 (Ê) 1,985 1,984
2.650% due 01/11/21 449 453
Barclays PLC
3.250% due 01/12/21 437 442
Barings BDC Static CLO, Ltd.
Series 2019-1A Class A1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
556 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.021% due 04/15/27 (Ê)(Þ) 386 386
BNP Paribas SA
2.568% due 08/07/21 (Ê)(Þ) 2,600 2,602
BP Capital Markets PLC
3.062% due 03/17/22 435 447
Brookfield Finance, Inc.
4.000% due 04/01/24 415 442
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 439 455
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 500 517
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 426 443
Cencosud SA
4.875% due 01/20/23 (Þ) 435 452
CNOOC Finance 2011, Ltd.
4.250% due 01/26/21 (Þ) 439 448
Coca-Cola European Partners PLC
3.250% due 08/19/21 646 656
Commerzbank AG
8.125% due 09/19/23 (Þ) 371 433
Credit Suisse Group AG
2.593% due 09/11/25 (Ê)(Þ) 455 454
Danske Bank A/S
5.000% due 01/12/22 (Þ) 430 453
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 2,355 2,388
Enbridge, Inc.
2.900% due 07/15/22 442 452
Enel Finance International NV
2.875% due 05/25/22 (Þ) 434 440
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 3,360 3,358
GlaxoSmithKline Capital PLC
2.875% due 06/01/22 440 450
Gruposura Finance
5.700% due 05/18/21 (Þ) 415 434
HSBC Holdings PLC
3.400% due 03/08/21 437 445
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 449 453
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
3.762% due 07/20/26 (Ê) 141 141
LCM Ltd Partnership
Series 2019-13A Class ARR
3.106% due 07/19/27 (Ê) 875 874
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 422 446
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 445 450
Mondelez International Holdings
Netherlands BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 10/28/21 (Þ) 449 449
Ocean Trails CLO IV
Series 2017-4A Class AR
3.435% due 08/13/25 (Ê) 396 396
Petroleos Mexicanos
4.875% due 01/24/22 385 400
Series WI
5.375% due 03/13/22 420 442
PPL WEM Holdings PLC
5.375% due 05/01/21 (Þ) 427 441
Province of Ontario Canada
2.200% due 10/03/22 2,500 2,534
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,777
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 438 447
2.750% due 02/01/22 800 816
Sanofi
4.000% due 03/29/21 1,024 1,056
Santander UK Group Holdings PLC
2.875% due 08/05/21 445 449
Santander UK PLC
2.500% due 01/05/21 445 448
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 480 487
Shell International Finance BV
2.375% due 08/21/22 431 438
Siemens Financieringsmaatschappij NV
2.700% due 03/16/22 (Þ) 429 437
Sky, Ltd.
3.750% due 09/16/24 (Þ) 380 409
Standard Chartered PLC
3.050% due 01/15/21 (Þ) 446 450
Svenska Handelsbanken AB
Series BKNT
2.450% due 03/30/21 800 806
3.254% due 03/30/21 (Ê) 2,690 2,726
Swedbank AB
2.650% due 03/10/21 (Þ) 450 453
Syngenta Finance NV
3.125% due 03/28/22 443 448
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 730 788
Toronto-Dominion Bank (The)
1.800% due 07/13/21 450 450
Total Capital International SA
2.875% due 02/17/22 1,731 1,772
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 505 500
UBS AG
2.450% due 12/01/20 (Þ) 880 884
UniCredit SpA
6.572% due 01/14/22 (Þ) 416 448
48,971
Loan Agreements - 0.1%

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SS&C Technologies Holdings, Inc. 1st
Lien Term Loan B5
4.036% due 04/16/25 (Ê) 426 427
Sungard AS New Holdings III LLC Term
Loan
6.143% due 02/03/22 (Ê) 74 71
Sungard Availability Services Capital,
Inc. Term Loan
6.287% due 11/03/22 (Ê) 233 188
686
Mortgage-Backed Securities - 14.6%
Aventura Mall Trust
Series 2013-AVM Class A
3.867% due 12/05/32 (~)(Ê)(Þ) 1,710 1,728
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 312
Banc of America Commercial Mortgage
Trust
Series 2016-UB10 Class A1
1.559% due 07/15/49 267 265
BCAP LLC Trust
Series 2011-R11 Class 15A1
3.624% due 10/26/33 (~)(Ê)(Þ) 236 240
Series 2011-R11 Class 20A5
3.533% due 03/26/35 (~)(Ê)(Þ) 21 21
Bear Stearns Commercial Mortgage
Securities Trust
Series 2005-PW10 Class AJ
5.777% due 12/11/40 (~)(Ê) 605 617
BFLD Trust
Series 2019-DPLO Class A
3.190% due 10/15/34 (Ê) 355 354
BX Commercial Mortgage Trust
Series 2019-XL Class A
2.920% due 10/15/36 (Ê)(Þ) 375 375
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
2.991% due 12/15/37 (Ê)(Þ) 385 386
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (Ê)(Þ) 505 504
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 664 661
Series 2017-C4 Class A1
2.121% due 10/12/50 362 362
Series 2017-P8 Class A1
2.065% due 09/15/50 753 754
Commercial Mortgage Trust
Series 2012-CR3 Class ASB
2.372% due 10/15/45 118 119
Series 2013-CR12 Class A2
2.904% due 10/10/46 74 74
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 489
CORE Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-CORE Class A
3.380% due 12/15/31 (Ê)(Þ) 500 500
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.632% due 01/15/49 (~)(Ê)(Þ) 750 758
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.033% due 08/15/48 855 858
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 365 389
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C1 Class A1
1.676% due 05/10/49 128 127
Fannie Mae
4.500% due 2020 55 56
4.381% due 2021 510 525
4.500% due 2021 5 5
2.301% due 2022 277 281
2.570% due 2022 414 417
7.000% due 2022 3 3
2.000% due 2023 863 858
2.500% due 2025 1,250 1,264
3.130% due 2025 337 350
4.500% due 2025 116 119
2.000% due 2028 3,975 3,976
4.790% due 2028 268 267
3.500% due 2030 723 751
5.000% due 2031 948 1,015
3.312% due 2033(Ê) 10 11
3.500% due 2033 3,059 3,169
3.500% due 2034 1,852 1,917
4.500% due 2049 3,970 4,171
Fannie Mae Aces
Series 2011-M3 Class A2
3.643% due 07/25/21 3,302 3,355
Series 2013-M7 Class A2
2.280% due 12/27/22 1,524 1,540
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 335 392
Series 2004-T2 Class 1A3
7.000% due 11/25/43 285 334
Fannie Mae REMIC Trust
Series 2004-W9 Class 2A1
6.500% due 02/25/44 13 15
Series 2004-W12 Class 1A1
6.000% due 07/25/44 1,204 1,353
Series 2005-W1 Class 1A2
6.500% due 10/25/44 53 62
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 24 25
Series 2007-73 Class A1
1.388% due 07/25/37 (Ê) 22 22

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
558 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-96 Class DB
4.000% due 11/25/29 68 70
Series 2012-30 Class BA
2.000% due 06/25/41 672 670
Series 2013-21 Class BA
1.000% due 03/25/23 616 609
Series 2013-36 Class AG
3.000% due 12/25/36 366 374
Series 2013-55 Class MA
3.000% due 12/25/32 658 675
Series 2014-26 Class HC
2.500% due 02/25/28 688 691
Fannie Mae-Aces
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 2,494 2,501
FDIC Trust
Series 2011-R1 Class A
2.672% due 07/25/26 (Þ) 12 12
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series 2012-K019 Class A1
1.459% due 09/25/21 86 86
Finance of America Structured Trust
Series 2018-HB1 Class M2
4.087% due 09/25/28 (~)(Ê)(Š)(Þ) 200 205
Freddie Mac
5.500% due 2022 47 48
4.500% due 2026 1,125 1,183
3.000% due 2028 1,485 1,525
5.500% due 2029 59 65
3.500% due 2030 789 822
3.000% due 2033 851 872
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.269% due 08/25/22 (~)(Ê) 2,953 90
Series 2013-K032 Class X1
Interest Only STRIP
0.220% due 05/25/23 (~)(Ê) 47,113 184
Series 2015-KP02 Class A2
2.355% due 04/25/21 (~)(Ê) 50 50
Series 2016-KF15 Class A
1.902% due 02/25/23 (Ê) 459 459
Series 2017-K725 Class XAM
Interest Only STRIP
0.576% due 02/25/24 (~)(Ê) 21,989 552
Series 2019-KLU1 Class A2
2.510% due 12/25/25 430 440
Freddie Mac REMICS
Series 2003-2559 Class PB
5.500% due 08/15/30 — —
Series 2006-R006 Class ZA
6.000% due 04/15/36 768 891
Series 2010-3704 Class DC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/15/36 136 140
Series 2011-3803 Class PG
4.000% due 01/15/41 210 217
Series 2012-4083 Class DC
1.500% due 07/15/27 658 649
Series 2012-4147 Class LD
1.500% due 09/15/32 2,073 2,045
Series 2014-4315 Class CA
2.000% due 01/15/23 470 470
Series 2014-4323 Class WJ
2.500% due 04/15/28 642 644
Series 2014-4399 Class A
2.500% due 07/15/24 13 13
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 19 22
Series 2007-75 Class A1
2.058% due 12/25/36 (Ê) 22 22
FREMF Mortgage Trust
Series 2010-K8 Class B
5.279% due 09/25/43 (~)(Ê)(Þ) 500 507
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (~)(Ê) 229 229
FWD Securitization Trust
Series 2019-INV1 Class A1
2.810% due 07/25/49 (~)(Ê)(Þ) 756 758
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 471 477
GE Commercial Mortgage Corp. Trust
Series 2007-C1 Class AM
5.606% due 12/10/49 (~)(Ê) 451 367
Ginnie Mae II
2.375% due 2040 (Ê) 273 284
2.750% due 2040 (Ê) 926 966
3.125% due 2040 (Ê) 11 12
4.650% due 2060 (~)(Ê) 6 7
4.594% due 2061 (~)(Ê) 5 5
4.638% due 2061 (~)(Ê) 22 23
4.481% due 2062 (~)(Ê) 102 102
4.816% due 2062 (~)(Ê) 64 65
4.856% due 2062 (~)(Ê) 38 39
4.846% due 2064 (~)(Ê) 17 17
5.170% due 2066 (~)(Ê) 18 19
4.685% due 2067 (~)(Ê) 120 123
4.686% due 2067 (~)(Ê) 203 206
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 214 225
Series 2010-14 Class A
4.500% due 06/16/39 70 73
Series 2010-H22 Class JI
Interest Only STRIP
2.508% due 11/20/60 (~)(Ê) 296 10

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2011-H22 Class A
3.000% due 12/20/61 140 140
Series 2012-H11 Class CI
Interest Only STRIP
2.887% due 04/20/62 (~)(Ê) 149 8
Series 2013-124 Class CP
2.500% due 06/20/41 1,901 1,915
Series 2013-H03 Class HI
Interest Only STRIP
2.613% due 12/20/62 (~)(Ê) 1,823 81
Series 2014-21 Class DA
2.000% due 04/16/26 902 902
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 575 653
Series 2017-H13 Class FJ
1.433% due 05/20/67 (Ê) 99 99
Series 2017-H16 Class PT
4.741% due 05/20/66 (~)(Ê) 239 241
Series 2017-H18 Class HA
2.000% due 08/20/63 806 804
GS Mortgage Securities Corp. II
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 985 995
GS Mortgage Securities Trust
Series 2012-GC6 Class A3
3.482% due 01/10/45 244 249
Series 2012-GC6 Class C
5.840% due 01/10/45 (~)(Ê)(Þ) 1,010 1,066
GSMPS Mortgage Loan Trust
Series 1998-1 Class A
8.000% due 09/19/27 (~)(Ê)(Þ) 19 19
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 324 324
Series 2015-C33 Class A1
1.898% due 12/15/48 66 66
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB12 Class AJ
4.987% due 09/12/37 (~)(Ê) 128 129
Series 2007-LDPX Class AM
5.464% due 01/15/49 (~)(Ê) 146 145
Series 2012-C6 Class A3
3.507% due 05/15/45 831 858
Series 2018-BCON Class B
3.756% due 01/05/31 (~)(Ê)(Þ) 900 934
Series 2018-PHH Class A
3.383% due 06/15/35 (Ê) 97 97
Series 2019-MFP Class A
3.340% due 07/15/36 (Ê)(Þ) 940 939
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 41 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,939
Series 2013-C13 Class A2
2.936% due 11/15/46 18 19
Morgan Stanley Capital I Trust
Series 2007-T27 Class AJ
5.946% due 06/11/42 (~)(Ê) 1,010 1,073
Series 2011-C1 Class C
5.554% due 09/15/47 (~)(Ê)(Þ) 375 387
Morgan Stanley Capital I, Inc.
Series 2012-C4 Class A4
3.244% due 03/15/45 635 648
Morgan Stanley Dean Witter Capital I
Trust
Series 2001-TOP3 Class E
7.602% due 07/15/33 (~)(Ê)(Þ) 361 377
MortgageIT Trust
Series 2005-1 Class 1A1
1.969% due 02/25/35 (Ê) 249 251
MSDWMC Owner Trust
Series 2000-F1 Class E
8.928% due 08/15/22 (~)(Ê)(Š) 14 14
NCUA Guaranteed Notes Trust
Series 2010-R3 Class 3A
2.400% due 12/08/20 54 54
Velocity Commercial Capital Loan Trust
Series 2016-2 Class AFL
3.623% due 10/25/46 (Ê) 193 194
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 272
Series 2016-C34 Class A1
1.423% due 06/15/49 244 242
Series 2018-C43 Class A1
2.890% due 03/15/51 720 729
Wells Fargo Mortgage-Backed Securities
Trust
Series 2004-H Class A1
3.351% due 06/25/34 (~)(Ê) 153 158
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2
2.927% due 03/15/46 12 12
76,033
United States Government Treasuries - 10.5%
United States Treasury Notes
2.625% due 05/15/21 10,000 10,157
2.125% due 05/31/21 (§) 20,585 20,757
1.500% due 10/31/21 1,500 1,499
2.125% due 05/15/22 5,895 5,982
1.750% due 07/15/22 9,405 9,462
1.375% due 10/15/22 2,590 2,580
1.500% due 09/30/24 1,430 1,428
1.500% due 10/31/24 2,535 2,533
54,398

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
560 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $466,306) 471,163
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services LP(Æ)(Š) 3,285
72
Total Common Stocks
(cost $82) 72
Short-Term Investments - 8.7%
Actavis Funding SCS
3.000% due 03/12/20 835 837
Ally Financial, Inc.
3.750% due 11/18/19 995 996
American Express Co.
2.200% due 10/30/20 415 416
Series F
2.600% due 09/14/20 1,650 1,659
B.A.T. Capital Corp.
Series WI
2.765% due 08/14/20 (Ê) 1,440 1,443
Becton Dickinson and Co.
2.404% due 06/05/20 995 998
Capital One Financial Corp.
2.500% due 05/12/20 845 847
Caterpillar, Inc.
Series GMTN
1.850% due 09/04/20 2,650 2,649
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 265 267
Cigna Corp.
Series WI
3.200% due 09/17/20 555 561
Credit Agricole SA
3.104% due 06/10/20 (Ê)(Þ) 1,530 1,538
Daimler Finance NA LLC
2.200% due 05/05/20 (Þ) 1,700 1,702
Danske Bank A/S
Series REGS
2.200% due 03/02/20 300 300
Eni Finance USA, Inc.
2.036% due 01/06/20 (Þ) 1,500 1,494
ERP Operating, LP
4.750% due 07/15/20 435 441
Exelon Corp.
2.850% due 06/15/20 650 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
4.500% due 08/01/20 — —
4.500% due 10/01/20 1 1
Ford Motor Credit Co. LLC
2.681% due 01/09/20 930 930
2.459% due 03/27/20 770 770
Freddie Mac Mortgage Trust
Series 2010-K7 Class B
5.687% due 04/25/20 (~)(Ê)(Þ) 225 227
Hewlett Packard Enterprise Co.
Series WI
3.600% due 10/15/20 730 740
KfW
Series GMTN
2.750% due 10/01/20 1,150 1,161
Morgan Stanley
2.800% due 06/16/20 860 864
NCUA Guaranteed Notes Trust
Series 2010-R1 Class 1A
2.679% due 10/07/20 (Ê) 1,235 1,236
Northwest Airlines Class A Pass-
Through Trust
Series 2007-1
7.027% due 11/01/19 201 201
PACCAR Financial Corp.
2.500% due 08/14/20 1,103 1,109
Reynolds American, Inc.
Class B
6.875% due 05/01/20 695 711
Ryder System, Inc.
2.500% due 05/11/20 580 581
Sempra Energy
2.400% due 02/01/20 669 669
Sysco Corp.
2.600% due 10/01/20 570 573
Total Capital International SA
4.450% due 06/24/20 1,165 1,184
U.S. Cash Management Fund(@) 9,184,708(∞) 9,188
United States Treasury Notes
1.000% due 11/30/19 6,360 6,357
Victory Receivables Corp.
2.099% due 11/08/19 (Þ) 1,300 1,299
VMware, Inc.
2.300% due 08/21/20 935 936
Total Short-Term Investments
(cost $45,488) 45,538
Total Investments 99.2%
(identified cost $511,876) 516,773

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.8%
3,914
Net Assets - 100.0%
520,687

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
562 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
16.9%
AIG Global Funding 09/29/16 490,000 99.93 490
490
ALG Student Loan Trust I 03/16/18 312,000 99.73 311
312
Alimentation Couche-Tard, Inc. 06/26/19 445,000 100.11 445
450
Ascentium Equipment Receivables LLC 04/18/18 1,265,000 100.00 1,265
1,278
Ascentium Equipment Receivables LLC 10/17/19 840,000 100.00 840
842
Athene Global Funding 06/12/19 350,000 101.23 354
356
Aventura Mall Trust 01/17/18 1,710,000 101.89 1,742
1,728
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 301
312
Avis Budget Rental Car Funding  LLC 06/28/19 300,000 100.22 301
301
Avis Budget Rental Car Funding LLC 02/04/19 1,680,000 99.99 1,680
1,725
Axis Bank, Ltd. 06/26/19 445,000 99.76 444
445
Bank of the West Auto Trust 10/31/18 1,435,000 99.99 1,435
1,452
Bank of the West Auto Trust 06/17/19 1,460,000 99.99 1,460
1,464
Bank of The West Auto Trust 05/07/19 897,950 99.42 893
899
Barings BDC Static CLO, Ltd. 04/29/19 386,471 100.00 386
386
Bayer US Finance II LLC 07/24/18 365,000 100.16 366
372
Bayer US Finance II LLC 10/01/19 428,000 104.57 448
448
Bayer US Finance LLC 06/25/19 432,000 100.60 435
438
BCAP LLC Trust 11/26/13 235,700 101.62 240
240
BCAP LLC Trust 03/10/14 21,052 101.88 21
21
BGC Partners, Inc. 09/25/19 425,000 99.57 423
423
BMW US Capital LLC 03/14/19 1,225,000 98.75 1,210
1,227
BMW US Capital LLC 08/06/19 1,300,000 99.41 1,292
1,298
BMW US Capital LLC 10/01/19 439,000 101.52 446
447
BNP Paribas SA 08/08/19 2,600,000 100.00 2,601
2,602
Bristol-Myers Squibb Co. 05/07/19 280,000 99.64 279
291
Broadcom, Inc. 03/29/19 575,000 99.91 575
582
BX Commercial Mortgage Trust 10/09/19 375,000 100.00 375
375
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
386
Canadian Oil Sands, Ltd. 04/25/16 500,000 99.65 498
517
Cantor Fitzgerald, LP 04/24/19 280,000 99.73 279
297
Carlyle Global Market Strategies CLO, Ltd. 06/07/19 704,328 99.82 703
704
Cencosud SA 06/24/19 435,000 104.16 453
452
CG-CCRE Commercial Mortgage Trust 06/09/17 504,850 100.07 505
504
Chesapeake Funding II LLC 03/20/19 894,026 99.99 894
904
CNOOC Finance 2011, Ltd. 10/01/19 439,000 102.32 449
448
Commerzbank AG 06/25/19 371,000 114.67 425
433
Commonbond Student Loan Trust 07/27/18 1,371,122 101.39 1,390
1,412
CORE Mortgage Trust 03/01/19 500,000 100.00 500
500
Cox Communications, Inc. 09/10/18 340,000 98.02 333
351
Credit Agricole SA 12/14/16 1,530,000 100.14 1,532
1,538
Credit Suisse Commercial Mortgage Trust 03/27/19 750,000 100.74 756
758
Credit Suisse Group AG 09/04/19 455,000 100.00 455
454
Daimler Finance NA LLC 05/02/17 1,700,000 99.98 1,700
1,702
Daimler Finance NA LLC 02/19/19 2,565,000 99.88 2,562
2,633
Daimler Finance NA LLC 06/24/19 440,000 101.21 445
448
Danske Bank A/S 06/27/19 430,000 104.02 447
453
Dell International LLC / EMC Corp. 04/08/19 710,000 100.18 711
744
Deutsche Telekom International Finance BV 06/24/19 2,355,000 100.68 2,369
2,388
Drive Auto Receivables Trust 12/20/18 421,369 100.27 423
422
Enel Finance International NV 06/25/19 434,000 100.66 437
440
Eni Finance USA, Inc. 10/04/19 1,500,000 99.59 1,494
1,494
ERAC USA Finance LLC 05/31/17 415,000 100.11 415
418
Exeter Automobile Receivables Trust 01/22/19 575,065 100.00 575
577
Exeter Automobile Receivables Trust 10/08/19 1,680,000 100.00 1,680
1,680
FDIC Trust 07/27/11 11,899 99.91 12
12
Finance of America Structured Trust 01/22/19 200,000 97.91 196
205
Foursight Capital Automobile Receivables Trust 10/15/18 1,519,000 99.70 1,514
1,526
Freddie Mac Mortgage Trust 04/13/18 225,000 100.98 227
227
FREMF Mortgage Trust 05/28/19 500,000 102.12 511
507
FWD Securitization Trust 06/28/19 755,526 99.99 755
758
Galton Funding Mortgage Trust 01/25/18 471,211 100.89 475
477
Gruposura Finance 06/26/19 415,000 104.11 432
434

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 563
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
GS Mortgage Securities Corp. II 03/22/18 985,000 102.94 1,014
995
GS Mortgage Securities Trust 09/11/18 1,010,000 104.35 1,054
1,066
GSMPS Mortgage Loan Trust 03/09/10 18,509 95.77 18
19
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
494
Hertz Fleet Lease Funding, LP 05/15/19 450,000 99.99 450
454
Hertz Vehicle Financing II, LP 01/29/19 765,000 99.98 765
789
Hertz Vehicle Financing LLC 01/09/19 1,790,000 99.81 1,787
1,793
Hilton Grand Vacations Trust 02/22/17 617,441 99.99 617
620
Hilton Grand Vacations Trust 05/29/19 130,164 99.06 129
130
Intesa Sanpaolo SpA 08/28/19 449,000 100.46 451
453
Jackson National Life Global Funding 06/06/18 1,005,000 99.91 1,004
1,027
Jackson National Life Global Funding 01/29/19 795,000 99.93 794
817
JPMorgan Chase Commercial Mortgage Securities Trust 01/26/18 900,000 101.95 918
934
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
939
Kraft Heinz Foods Co. 10/07/15 468,000 102.03 478
483
L3Harris Technologies, Inc. 07/09/19 770,000 102.57 790
792
Land O' Lakes, Inc. 08/02/18 485,000 106.88 518
516
Lukoil International Finance BV 10/02/19 422,000 105.49 445
446
Metropolitan Life Global Funding I 01/08/19 1,030,000 99.99 1,030
1,063
Midwest Connector Capital Co. LLC 10/02/19 442,000 102.81 454
454
Mill City Mortgage Trust 03/21/19 533,637 99.60 531
538
Mondelez International Holdings Netherlands BV 07/29/19 449,000 99.16 445
449
Morgan Stanley Capital I Trust 09/11/19 375,000 103.54 388
387
Morgan Stanley Dean Witter Capital I Trust 10/30/18 361,201 105.12 380
377
MVW Owner Trust 10/01/19 1,235,000 99.98 1,235
1,234
Navient Student Loan Trust 10/17/19 1,675,000 99.99 1,675
1,676
Nestle Holdings, Inc. 06/25/19 425,000 101.92 433
435
New York Life Global Funding 09/07/16 1,540,000 99.93 1,539
1,535
Nissan Motor Acceptance Corp. 07/26/19 440,000 100.63 443
445
Orange Lake Timeshare Trust 07/17/18 616,938 99.50 614
624
PPL WEM Holdings PLC 07/29/19 427,000 103.00 440
441
Prestige Auto Receivables Trust 09/20/18 1,295,000 99.13 1,284
1,295
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,048
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.95 1,764
1,777
Reliance Holdings USA, Inc. 06/24/19 420,000 105.52 443
447
Saudi Arabian Oil Co. 04/09/19 480,000 99.23 476
487
Siemens Financieringsmaatschappij NV 06/25/19 429,000 101.11 434
437
Sierra Timeshare Receivables Funding LLC 10/17/19 840,000 100.00 840
840
Sky, Ltd. 12/12/18 380,000 98.79 375
409
SLM Private Education Loan Trust 09/27/12 67,622 104.39 71
68
SoFi Consumer Loan Program LLC 06/21/18 149,335 99.29 148
150
SoFi Consumer Loan Program Trust 01/30/18 31,082 99.99 31
31
SoFi Consumer Loan Program Trust 04/10/18 486,291 100.00 486
487
SoFi Consumer Loan Program Trust 09/17/19 770,225 99.99 770
772
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 730,000 99.49 726
735
Standard Chartered PLC 10/02/19 446,000 100.98 450
450
Swedbank AB 10/01/19 450,000 100.52 452
453
Takeda Pharmaceutical Co., Ltd. 11/19/18 730,000 99.97 730
788
Towd Point Mortgage Trust 02/19/19 1,015,811 100.27 1,019
1,024
Towd Point Mortgage Trust 07/01/19 195,747 101.43 199
200
Transocean Sentry, Ltd. 08/16/19 505,000 98.84 499
500
UBS AG 11/27/17 880,000 99.97 880
884
UniCredit SpA 10/01/19 416,000 107.18 446
448
Victory Receivables Corp. 09/04/19 1,300,000 99.96 1,299
1,299
Volkswagen Group of America Finance LLC 09/19/19 335,000 99.96 335
338
Walt Disney Co. (The) 03/15/19 1,140,000 103.37 1,178
1,217
Walt Disney Co. (The) 06/25/19 424,000 102.30 434
438
Wheels SPV LLC 07/17/17 123,348 100.00 123
123
87,977
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
564 Short Duration Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Access Group, Inc. USD 3 Month LIBOR 0.300
ALG Student Loan Trust I USD 3 Month LIBOR 0.150
B.A.T. Capital Corp. USD 3 Month LIBOR 0.590
Bank of America Corp. USD 3 Month LIBOR 0.370
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.660
Barclays Bank PLC USD 3 Month LIBOR 0.460
Barings BDC Static CLO, Ltd. USD 3 Month LIBOR 1.020
BNP Paribas SA USD 3 Month LIBOR 0.390
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.070
Capital One Financial Corp. USD 3 Month LIBOR 0.720
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 0.780
CG-CCRE Commercial Mortgage Trust USD 1 Month LIBOR 1.854
Citibank NA USD 3 Month LIBOR 0.596
Citigroup, Inc. USD 3 Month LIBOR 1.070
CORE Mortgage Trust USD 1 Month LIBOR 0.880
Credit Agricole SA USD 3 Month LIBOR 0.970
Credit Suisse Group AG Secured Overnight Financing Rate 1.560
CVS Health Corp. USD 3 Month LIBOR 0.720
Fannie Mae USD 12 Month LIBOR 1.605
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Ford Motor Credit Co. LLC USD 3 Month LIBOR 0.810
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.670
Freddie Mac Structured Pass-Through Certificates USD 1 Month LIBOR 0.040
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.000
International Business Machines Corp. USD 3 Month LIBOR 0.580
JPMorgan Chase & Co. USD 3 Month LIBOR 1.480
JPMorgan Chase & Co. USD 3 Month LIBOR 0.695
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.960
Morgan Stanley USD 3 Month LIBOR 0.550
MortgageIT Trust USD 1 Month LIBOR 0.640
NCUA Guaranteed Notes Trust USD 1 Month LIBOR 0.450
SLM Private Education Loan Trust USD 1 Month LIBOR 3.250
SS&C Technologies Holdings, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.250
Sungard AS New Holdings III LLC Term Loan USD 1 Month LIBOR 7.500
Sungard Availability Services Capital, Inc. Term Loan USD 3 Month LIBOR 4.000
Svenska Handelsbanken AB USD 3 Month LIBOR 1.150
Velocity Commercial Capital Loan Trust USD 1 Month LIBOR 1.800

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 565
Variable Rate Securities
Securities Referenced Rate Spread %
Westinghouse Air Brake Technologies Corp. USD 3 Month LIBOR 1.300
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
566 Short Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 179 CAD 25,425 12/19
(311)
United States 2 Year Treasury Note Futures 587 USD 126,559 12/19
(101)
United States 5 Year Treasury Note Futures 80 USD 9,536 12/19
(57)
United States 10 Year Treasury Note Futures 186 USD 24,235 12/19
(239)
United States Treasury Ultra Bond Futures 1 USD 190 12/19
(8)
Short Positions
Euro-Bund Futures 91 EUR 15,630 12/19
456
Long Guilt Futures 106 GBP 14,081 12/19
216
United States 2 Year Treasury Note Futures 34 USD 7,330 12/19
10
United States 5 Year Treasury Note Futures 205 USD 24,437 12/19
129
United States 10 Year Treasury Note Futures 33 USD 4,300 12/19
4
United States 10 Year Ultra Treasury Note Futures 15 USD 2,132 12/19
36
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
135
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal GBP 390 CHF 475 12/18/19 (46)
Bank of Montreal GBP 387 JPY 51,000 12/18/19 (57)
Bank of Montreal JPY 174,307 USD 1,607 11/22/19 (9)
Bank of Montreal NOK 23,833 USD 2,591 11/22/19 —
Bank of Montreal SEK 6,597 CHF 675 12/18/19 3
Citigroup USD 2,184 CAD 2,889 11/22/19 9
Citigroup USD 879 EUR 793 11/22/19 7
Commonwealth Bank of Australia CHF 6,993 USD 7,037 11/22/19 (61)
Royal Bank of Canada USD 2,215 GBP 1,726 11/22/19 21
Royal Bank of Canada USD 4,822 SEK 47,261 11/22/19 78
Royal Bank of Canada GBP 390 CHF 475 12/18/19 (46)
Royal Bank of Canada GBP 387 JPY 51,000 12/18/19 (57)
Royal Bank of Canada SEK 6,591 CHF 675 12/18/19 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(154)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 2,845 5.000%
(2)
12/20/24
176 44 220
CMBX NA Index Goldman Sachs
Sell
USD 5,520 1.000%
(2)
12/20/24
106 21 127
Total Open Credit Indices Contracts (å) 282 65 347

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 567
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 63,995 $ —
$ —
$ 63,995 12.3
Corporate Bonds and Notes — 227,080 —
—
227,080 43. 6
International Debt — 48,971 —
—
48,971 9.4
Loan Agreements — 686 —
—
686 0.1
Mortgage-Backed Securities — 75,814 219
—
76,033 14. 6
United States Government Treasuries — 54,398 —
—
54,398 10. 5
Common Stocks
Technology — — 72 72 —
*
Short-Term Investments — 36,350 —
9,188
45,538 8.7
Total Investments — 507,294 291 9,188 516,773 99. 2
Other Assets and Liabilities, Net 0.8
100.0
Other Financial Instruments
Assets
Futures Contracts 851 — — — 851 0. 2
Foreign Currency Exchange Contracts — 122 — — 122 —
*
Credit Default Swap Contracts — 347 — — 347 0.1
A
Liabilities
Futures Contracts (716) — — — (716) (0.1)
Foreign Currency Exchange Contracts — (276) — — (276) (0.1)
Total Other Financial Instruments
**
$ 135 $ 193 $ — $ — $ 32 8
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Canada ....................................................................................
9,832
Cayman Islands .......................................................................
2,597
Chile .......................................................................................
895
China ......................................................................................
447

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
568 Short Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Colombia .................................................................................
866
Denmark .................................................................................
753
France .....................................................................................
8,153
Germany .................................................................................
1,594
Ireland ....................................................................................
3,410
Italy ........................................................................................
901
Japan ......................................................................................
1,238
Luxembourg ............................................................................
1,291
Mexico ....................................................................................
1,416
Netherlands ............................................................................
5,045
Saudi Arabia ...........................................................................
487
Sweden ....................................................................................
3,985
Switzerland .............................................................................
454
United Arab Emirates .............................................................
445
United Kingdom ......................................................................
9,734
United States ...........................................................................
462,782
Virgin Islands, British .............................................................
448
Total Investments .................................................................... 516,773

Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 569
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 122 $ —
Variation margin on futures contracts* — — 851
Credit default swap contracts, at fair value 347 — —
Total
$ 347 $ 122 $ 851
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 716
Unrealized depreciation on foreign currency exchange contracts — 276 —
Total
$ — $ 276 $ 716
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 1,910
Credit default swap contracts 705 — —
Foreign currency exchange contracts — 614 —
Total
$ 705 $ 614 $ 1,910
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 662
Credit default swap contracts 35 — —
Foreign currency exchange contracts — (523) —
Total
$ 35 $ (523) $ 662
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
570 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 122 $ — $ 122
Credit Default Swap Contracts Credit default swap contracts, at fair value 347 — 347
Total Financial and Derivative Assets
469 — 469
Financial and Derivative Assets not subject to a netting agreement
(347) — (347)
Total Financial and Derivative Assets subject to a netting agreement
$ 122 $ — $ 122
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 3 $ 3 $ — $ —
Citigroup
16 — — 16
Royal Bank of Canada
103 4 — 99
Total
$ 122 $ 7 $ — $ 115

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 571
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 276 $ — $ 276
Total Financial and Derivative Liabilities
276 — 276
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 276 $ — $ 276
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 112 $ 3 $ — $ 109
Commonwealth Bank of Australia 61 — — 61
Royal Bank of Canada 103 4 — 99
Total
$ 276 $ 7 $ — $ 269
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
572 Short Duration Bond Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 511,876
Investments, at fair value(>) ...........................................................................................................................................................
516,773
Foreign currency holdings(^) ......................................................................................................................................................... 238
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 122
Receivables:
Dividends and interest ....................................................................................................................................................... 3,017
Dividends from affiliated funds .......................................................................................................................................... 29
Investments sold ................................................................................................................................................................ 3,085
Fund shares sold ................................................................................................................................................................ 884
From broker(a) ................................................................................................................................................................... 1,379
Variation margin on futures contracts ................................................................................................................................. 139
Credit default swap contracts, at fair value(+) ................................................................................................................................ 347
Total assets .................................................................................................................................................
526,013
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 29
Due to broker (b)(c ) ............................................................................................................................................................ 181
Investments purchased ...................................................................................................................................................... 4,103
Fund shares redeemed ....................................................................................................................................................... 312
Accrued fees to affiliates .................................................................................................................................................... 233
Other accrued expenses ..................................................................................................................................................... 155
Unfunded loan commitment ............................................................................................................................................... 37
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 276
Total liabilities .............................................................................................................................................
5,326
Net Assets ............................................................................................................................................................
$ 520,687

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 573
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 537
Shares of beneficial interest ...........................................................................................................................................................
268
Additional paid-in capital ..............................................................................................................................................................
519,882
Net Assets ............................................................................................................................................................
$ 520,687
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 19.39
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 20.15
Class A — Net assets ............................................................................................................................................................. $ 10,661,523
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 549,799
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.21
Class C — Net assets ............................................................................................................................................................. $ 23,057,530
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,200,274
Net asset value per share: Class E(#) ............................................................................................................................................. $ 19.45
Class E — Net assets ............................................................................................................................................................. $ 1,438,779
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 73,974
Net asset value per share: Class M(#) ............................................................................................................................................ $ 19.42
Class M — Net assets ............................................................................................................................................................ $ 22,751,432
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,171,544
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 19.4 4
Class R6 — Net assets ........................................................................................................................................................... $ 181,331
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 9,32 6
Net asset value per share: Class S(#) .............................................................................................................................................. $ 19.41
Class S — Net assets ............................................................................................................................................................. $ 312,046,610
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 16,076,601
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 19.42
Class Y — Net assets ............................................................................................................................................................. $ 150,549,505
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 7,752,603
Amounts in thousands
(^)     Foreign currency holdings - cost $ 232
(+)     Credit default swap contracts - premiums paid (received) $ 282
(>)     Investments in affiliates, U.S. Cash Management Fund $ 9,188
(a)     Receivable from Broker for Futures $ 1,379
(b)      Due to Broker for Futures $ 64
(c)     Due to Broker for Swaps $ 117
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
574 Short Duration Bond Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 482
Interest .............................................................................................................................................................................. 15,614
Total investment income ...............................................................................................................................................................
16,096
Expenses
Advisory fees .................................................................................................................................................................... 2,488
Administrative fees ........................................................................................................................................................... 267
Custodian fees ................................................................................................................................................................... 252
Distribution fees - Class A ................................................................................................................................................ 35
Distribution fees - Class C ................................................................................................................................................ 184
Transfer agent fees - Class A ............................................................................................................................................ 28
Transfer agent fees - Class C ............................................................................................................................................. 4 8
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 43
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 669
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 15 6
Registration fees ............................................................................................................................................................... 111
Shareholder servicing fees - Class C ................................................................................................................................. 61
Shareholder servicing fees - Class E ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 2 2
Printing fees ...................................................................................................................................................................... 44
Miscellaneous ................................................................................................................................................................... 24
Expenses before reductions .............................................................................................................................................. 4,445
Expense reductions ........................................................................................................................................................... (944)
Net expenses .................................................................................................................................................................................
3,501
Net investment income (loss) ........................................................................................................................................................
12,595
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (353)
Investments in affiliated funds .......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 1,910
Foreign currency exchange contracts ................................................................................................................................ 614
Credit default swap contracts ............................................................................................................................................ 705
Foreign currency-related transactions ............................................................................................................................... (1)
Net realized gain (loss) ..................................................................................................................................................................
2,884
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 11,717
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 662
Foreign currency exchange contracts ................................................................................................................................ (523)
Credit default swap contracts ............................................................................................................................................ 35
Foreign currency-related transactions ............................................................................................................................... (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 11,890
Net realized and unrealized gain (loss) ......................................................................................................................................... 14,774
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 27,369
**     Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 575
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 12,595 $ 14,08 6
Net realized gain (loss) ...................................................................................................................... 2,884 (4,588)
Net change in unrealized appreciation (depreciation) ....................................................................... 11,890 (5,339)
Net increase (decrease) in net assets from operations ............................................................................. 27,369 4,15 9
Distributions
To shareholders
Class A .......................................................................................................................................... (322) (324)
Class C .......................................................................................................................................... (370) (327)
Class E .......................................................................................................................................... (35) (32)
Class M ......................................................................................................................................... (520) (345)
Class R6 ........................................................................................................................................ (5) (4)
Class S ........................................................................................................................................... (8,456) (8,450)
Class Y .......................................................................................................................................... (3,876) (3,396)
Net decrease in net assets from distributions .......................................................................................... (13,584) (12,878)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (102,60 1 ) (98,443)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(88,81 6 ) (107,16 2 )
Net Assets
Beginning of period .................................................................................................................................
609,50 3 716,665
End of period ..........................................................................................................................................
$ 520,687 $ 609,50 3

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
576 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 156 $ 2,951 278 $ 5,276
Proceeds from reinvestment of distributions 17 314 17 315
Payments for shares redeemed (522) (9,952) (456) (8,650)
Net increase (decrease)
(349) (6,687) (161) (3,059)
Class C
Proceeds from shares sold 181 3,432 190 3,583
Proceeds from reinvestment of distributions 19 366 17 323
Payments for shares redeemed (440) (8,327) (654) (12,324)
Net increase (decrease)
(240) (4,529) (447) (8,418)
Class E
Proceeds from shares sold 5 101 42 811
Proceeds from reinvestment of distributions 2 35 2 32
Payments for shares redeemed (19) (377) (55) (1,052)
Net increase (decrease)
(12) (241) (11) (209)
Class M
Proceeds from shares sold 877 16,767 642 12,193
Proceeds from reinvestment of distributions 27 520 18 345
Payments for shares redeemed (790) (15,123) (389) (7,375)
Net increase (decrease)
114 2,164 271 5,163
Class R6
Proceeds from shares sold 1 11 6 113
Proceeds from reinvestment of distributions — ** 5 — ** 4
Payments for shares redeemed (3) (53) ( — ) ** (8)
Net increase (decrease)
(2) (37) 6 109
Class S
Proceeds from shares sold 4,045 77,372 5,907 112,241
Proceeds from reinvestment of distributions 432 8,245 438 8,325
Payments for shares redeemed (8,883) (169,568) (10,058) (191,015)
Net increase (decrease)
(4,406) (83,951) (3,713) (70,449)
Class Y
Proceeds from shares sold 204 3,92 3 90 1,716
Proceeds from reinvestment of distributions 203 3,876 179 3,396
Payments for shares redeemed (895) (17,119) (1,406) (26,692)
Net increase (decrease)
(488) (9,3 20 ) (1,137) (21,580)
Total increase (decrease)
(5,383) $ (102,60 1 ) (5,192) $ (98,443)
**     Less than 500 shares.

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
578 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 18.91 .40 .50 .90 (.42) —
October 31, 2018 19.15 .3 5 (.2 6 ) .0 9 (.33) —
October 31, 2017 19.26 .25 (.12) .13 (.24) —
October 31, 2016 19.09 .26 .16 .42 (.24) (.01)
October 31, 2015 19.35 .22 (.14) .08 (.22) (.12)
Class C
October 31, 2019 18.73 .25 .51 .76 (.28) —
October 31, 2018 18.99 .2 1 (.2 7 ) (.06) (.20) —
October 31, 2017 19.10 .10 (.11) (.01) (.10) —
October 31, 2016 18.94 .12 .15 .27 (.10) (.01)
October 31, 2015 19.21 .08 (.15) (.07) (.08) (.12)
Class E
October 31, 2019 18.96 .39 .52 .91 (.42) —
October 31, 2018 19.21 .3 6 (.2 8 ) .08 (.33) —
October 31, 2017 19.30 .22 (.09) .13 (.22) —
October 31, 2016 19.13 .27 .15 .42 (.24) (.01)
October 31, 2015 19.38 .22 (.13) .09 (.22) (.12)
Class M
October 31, 2019 18.94 .45 .51 .96 (.48) —
October 31, 2018 19.17 .4 1 (.2 6 ) .1 5 (.38) —
October 31, 2017(8) 19.11 .24 (.03) .21 (.15) —
Class R6
October 31, 2019 18.96 .45 .51 .96 (.48) —
October 31, 2018 19.20 .4 2 (.2 8 ) .14 (.38) —
October 31, 2017 19.30 .31 (.11) .20 (.30) —
October 31, 2016(4) 18.97 .21 .30 .51 (.18) —
Class S
October 31, 2019 18.93 .4 4 .5 1 .95 (.47) —
October 31, 2018 19.16 .4 0 (.2 6 ) .1 4 (.3 7 ) —
October 31, 2017 19.27 .30 (.12) .18 (.29) —
October 31, 2016 19.10 .31 .16 .47 (.29) (.01)
October 31, 2015 19.36 .27 (.14) .13 (.27) (.12)
Class Y
October 31, 2019 18.93 .46 .51 .97 (.48) —
October 31, 2018 19.17 .4 2 (.28) .1 4 (.38) —
October 31, 2017 19.28 .32 (.13) .19 (.30) —
October 31, 2016 19.11 .33 .15 .48 (.30) (.01)
October 31, 2015 19.37 .28 (.14) .14 (.28) (.12)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 579
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.42) 19.39 4.82 10,66 1 1.06 .86 2.08 99
(.33) 18.91 .45 16,99 7 1.04 .84 1. 87 122
(.24) 19.15 .68 20,303 1.03 .83 1.31 156
(.25) 19.26 2.21 21,102 1.02 .81 1.39 113
(.34) 19.09 .42 24,914 1.01 .82 1.15 183
(.28) 19.21 4.09 23,058 1.81 1.61 1.3 1 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.1 1 122
(.10) 18.99 (.06) 35,838 1.78 1.58 .55 156
(.11) 19.10 1.44 48,970 1.77 1.56 .63 113
(.20) 18.94 (.34) 56,538 1.76 1.57 .40 183
(.42) 19.45 4.86 1,439 1.06 .86 2. 06 99
(.33) 18.96 .40 1,639 1.04 .84 1. 87 122
(.22) 19.21 .69 1,872 1.03 .83 1.14 156
(.25) 19.30 2.20 15,786 1.02 .81 1.39 113
(.34) 19.13 .47 26,633 1.01 .82 1.15 183
(.48) 19.42 5.14 22,751 .81 .56 2.3 5 99
(.38) 18.94 .78 20,030 .79 .54 2. 18 122
(.15) 19.17 1.09 15,084 .79 .53 2.07 156
(.48) 19.4 4 5.1 3 181 .66 .56 2. 36 99
(.38) 18.96 .73 214 .64 .54 2.2 1 122
(.30) 19.20 1.04 107 .63 .53 1.62 156
(.18) 19.30 2.70 106 .61 .51 1.66 113
(.47) 19.41 5.09 312,047 .81 .61 2.3 1 99
(.37) 18.93 .73 387,636 .79 .59 2.1 2 122
(.29) 19.16 .93 463,696 .78 .58 1.56 156
(.30) 19.27 2.47 583,387 .77 .56 1.63 113
(.39) 19.10 .67 610,784 .76 .57 1.40 183
(.48) 19.42 5.22 150,550 .61 .53 2. 38 99
(.38) 18.93 .75 156,012 .59 .51 2. 19 122
(.30) 19.17 1.01 179,765 .58 .50 1.64 156
(.31) 19.28 2.54 140,138 .57 .48 1.71 113
(.40) 19.11 .75 160,926 .56 .49 1.46 183

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
580 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 163,741
Administration fees 21,532
Distribution fees 16,910
Shareholder servicing fees 5,167
Transfer agent fees 24,962
Trustee fees 913
$ 233,225
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,770 $ 613,160 $ 629,753 $ 9 $ 2 $ 9,188 $ 482 $ —
$ 25,770 $ 613,160 $ 629,753 $ 9 $ 2 $ 9,188 $ 482 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 512,359,390 $ 5,753,629 $ (1,375,007) $ 4,378,622 $ 3,988,804 $ (7,845,798)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 13,584,218 $ — $ — $ 12,877,964 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
582 Tax-Exempt High Yield Bond Fund
Tax-Exempt High Yield Bond Fund
-
Class A
‡
Total
Return
1 Year 5 .96%
Inception* 4 .98%§
Tax-Exempt High Yield Bond Fund
-
Class C
Total
Return
1 Year 9 .18%
Inception* 5 .12%§
Tax-Exempt High Yield Bond Fund
-
Class E
Total
Return
1 Year 10 .11%
Inception* 5 .92%§
Tax-Exempt High Yield Bond Fund
-
Class M
‡‡
Total
Return
1 Year 10 .33%
Inception* 6 .22%§
Tax-Exempt High Yield Bond Fund
-
Class S
Total
Return
1 Year 10 .22%
Inception* 6 .15%§
60% Bloomberg Barclays U.S. Municipal High Yield Index
/ 40% Bloomberg Barclays Municipal Bond Index **
Total
Return
1 Year 10.75%
Inception* 5.22%§

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Exempt High Yield Bond Fund 583
The Tax-Exempt High Yield Bond Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission (“SEC”) permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M and Class S Shares gained 10.04%,
9.18%, 10.11%, 10.33% and 10.22%, respectively. This is
compared to the Fund’s benchmark, the 60% Bloomberg Barclays
U.S. Municipal High Yield Index / 40% Bloomberg Barclays
Municipal Bond Index, which gained 10.75% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
High Yield Muni Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 9.70%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2019, the U.S. municipal yield curve experienced a bull flattening, with shorter-term yields falling roughly 90 basis points, and longer-term yields falling roughly 130 basis points. Demand for tax exempt credit was
strong across the quality spectrum, as the Tax Cuts and Jobs Act reduced supply by eliminating the tax-exempt status of advanced refunding bonds, while demand remained robust from the retail sector, especially in the declining yield environment. The 60%
Bloomberg Barclays U.S. Municipal High Yield Index / 40%
Bloomberg Barclays Municipal Bond Index exhibited very strong performance, returning 10.75% for the fiscal year, as mutual funds saw notable inflows.
The Fund will tend to perform well in markets where revenue
and industrial development sectors lead. This is generally an environment where the economy and the state-level political
environment are stable and a higher coupon can be clipped,
or an environment where municipal tax receipts are stable or increasing, providing a better ability for issuers to service their debt. This may also be generalized as a “risk on” market where investors are generally bullish about the economy. Environments that feature sharp rises in interest rates or mass sell offs in fixed income risk assets (e.g., the 2008 financial crisis) will tend to be unfavorable for the Fund. The fiscal year ended October 31,
2019 can be summarized by the ongoing effects of tax reform in
December 2017, strong retail demand, lower supply and declining rates, all of which provided for a favorable environment for Fund performance.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s overweight to BBB-rated municipals added value
during the year as lower quality issues outperformed as spreads tightened in the specific credit rating. However, the Fund’s underweight to sub-investment grade and unrated securities
dragged on performance, as exceptionally strong investor demand rewarded exposure to the lowest segments of the credit quality spectrum. The Fund’s bar-bell yield curve positioning, particularly to longer-term maturities (20+ years), proved beneficial as the longest part of the curve experienced the best performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Goldman Sachs Asset Management, L.P (“Goldman Sachs”)
outperformed the Fund’s benchmark over the period. Long
duration cash bond positioning was beneficial as the yield curve bull flattened. Security selection was also beneficial as positions in Illinois and Chicago outperformed as fundamentals improved.
During the period, Goldman Sachs used interest rate futures to hedge the long duration position that resulted from their cash bond strategy. This detracted from performance, given that the municipal yield curve shifted down across all maturities during the fiscal year.
MacKay Shields LLC (“MacKay”) also outperformed the Fund’s
benchmark over the period. During the year, lower quality BB and below bonds outperformed higher quality BBB and above
bonds, which detracted from MacKay’s performance as MacKay
held an overweight to higher quality bonds. However, sector
selection within healthcare and education along with overweights

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
584 Tax-Exempt High Yield Bond Fund
to high tax states such as California and New York were positive contributors during the year.
Describe any changes to the Fund’s structure or the money
manager line-up.
During March 2019, the money managers’ target weights were
changed from 60% MacKay / 40% Goldman Sachs to an equal
allocation to each manager. This was done to reflect a balancing in RIM’s relative level of conviction in the money managers’
strategies.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on June 1, 2015.
** The 60% Bloomberg Barclays Municipal High Yield Index / 40% Bloomberg Barclays Municipal Bond Index is a custom blend of 60% Bloomberg Barclays
Municipal High Yield Bond Index / 40% Bloomberg Barclays Municipal Bond Index, created and maintained by Bloomberg Barclays.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Tax-Exempt High Yield Bond Fund 585
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,040.70 $ 1,020.72
Expenses Paid During Period* $ 4.58 $ 4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,037.30 $ 1,016.99
Expenses Paid During Period* $ 8.37 $ 8.29
* Expenses are equal to the Fund's annualized expense ratio of 1.63%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,041.60 $ 1,020.72
Expenses Paid During Period* $ 4.58 $ 4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
586 Tax-Exempt High Yield Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,042.60 $ 1,022.48
Expenses Paid During Period* $ 2.78 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,041.10 $ 1,021.98
Expenses Paid During Period* $ 3.29 $ 3.26
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.7%
Alabama - 1.0%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê) 500 6.450 12/01/23 507
County of Jefferson Alabama Sewer Revenue Bonds 500 6.000 10/01/42 593
County of Jefferson Alabama Sewer Revenue Bonds 1,220 7.000 10/01/51 1,489
County of Jefferson Alabama Sewer Revenue Bonds 2,915 6.500 10/01/53 3,497
County of Jefferson Sewer Revenue Bonds(µ) 175 6.750 10/01/23 170
Hoover Industrial Development Board Revenue Bonds 975 5.750 10/01/49 1,028
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 578
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 926
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ) 1,000 4.500 05/01/32 1,101
9,889
Alaska - 0.7%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 2,166
City of Valdez Revenue Bonds(~)(Ê) 1,500 1.570 05/01/31 1,500
Northern Tobacco Securitization Corp. Revenue Bonds 2,940 5.000 06/01/46 2,944
Northern Tobacco Securitization Corp. Revenue Bonds 600 8.642 06/01/46 67
6,677
Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds(Ê) 4,130 2.216 01/01/37 4,039
Arizona Industrial Development Authority Revenue Bonds(Þ) 1,500 6.000 07/01/37 1,735
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 229
Arizona Industrial Development Authority Revenue Bonds 280 5.000 05/01/48 319
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 246
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 109
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 114
Arizona Industrial Development Authority Senior Living Revenue Bonds 110 5.000 01/01/43 123
Arizona Industrial Development Authority Senior Living Revenue Bonds 250 4.500 01/01/49 269
Arizona Industrial Development Authority Senior Living Revenue Bonds 125 5.000 01/01/54 139
Arizona Industrial Development Authority Senior Living Revenue Bonds 50 5.125 01/01/54 55
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 26
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 26
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 109
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds(Þ) 800 5.000 07/01/35 877
Industrial Development Authority of the County of Pima (The) Revenue Bonds 250 4.500 06/01/30 264
Industrial Development Authority of the County of Pima (The) Revenue Bonds 800 5.125 12/01/40 818
La Paz County Industrial Development Authority Revenue Bonds(Þ) 250 6.000 08/01/28 256
La Paz County Industrial Development Authority Revenue Bonds(Þ) 1,000 6.250 08/01/40 1,033
Maricopa County Industrial Development Authority Revenue Bonds 685 4.000 01/01/41 759
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 88
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 110
11,743
Arkansas - 0.2%
Arkansas Development Finance Authority Revenue Bonds 2,000 4.000 02/01/42 2,178
California - 12.4%
Alhambra Unified School District General Obligation Unlimited(µ)(ž) 1,150 4.220 08/01/37 728
California County Tobacco Securitization Agency Revenue Bonds 470 5.250 06/01/45 470
California County Tobacco Securitization Agency Revenue Bonds 300 5.700 06/01/46 302
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,183

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority R evenue Bonds 600 4.000 07/15/29 681
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 417
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 274
California Municipal Finance Authority Revenue Bonds(Þ) 1,500 5.000 11/01/36 1,722
California Municipal Finance Authority Revenue Bonds 400 5.000 12/31/37 474
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,082
California Municipal Finance Authority Revenue Bonds(Þ) 1,000 5.375 11/01/40 1,148
California Municipal Finance Authority Revenue Bonds 125 5.000 02/01/47 145
California Municipal Finance Authority Revenue Bonds 2,000 5.000 11/01/47 2,252
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/47 5,708
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 120
California Municipal Finance Authority Revenue Bonds(Þ) 1,815 5.000 07/01/49 2,022
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 4,118
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 60
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,088
California Pollution Control Financing Authority Revenue Bonds(Þ) 450 6.750 12/01/28 462
California Pollution Control Financing Authority Revenue Bonds(Þ) 550 5.000 07/01/39 663
California Pollution Control Financing Authority Revenue Bonds(Þ) 2,020 7.500 12/01/40 2,103
California Pollution Control Financing Authority Revenue Bonds(Þ) 2,670 5.000 11/21/45 2,969
California School Finance Authority Revenue Bonds(Þ) 1,000 5.000 07/01/37 1,162
California School Finance Authority Revenue Bonds(Þ) 500 5.000 08/01/45 556
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê) 1,070 1.110 05/15/24 1,070
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 525
California Statewide Communities Development Authority Revenue Bonds(Þ) 200 5.000 11/01/32 236
California Statewide Communities Development Authority Revenue Bonds 645 5.000 08/01/37 787
California Statewide Communities Development Authority Revenue Bonds 125 5.000 09/02/39 148
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 177
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 10/01/43 1,064
California Statewide Communities Development Authority Revenue Bonds 120 5.000 09/02/44 141
California Statewide Communities Development Authority Revenue Bonds(Þ) 500 5.750 01/15/45 539
California Statewide Communities Development Authority Revenue Bonds 3,175 7.459 06/01/46 570
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,600 5.000 12/01/46 2,902
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,600
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/47 176
California Statewide Communities Development Authority Revenue Bonds 80 5.000 09/02/48 94
California Statewide Communities Development Authority Revenue Bonds 95 5.000 09/02/49 111
California Statewide Communities Development Authority Revenue Bonds 125 5.000 05/15/50 146
California Statewide Communities Development Authority Revenue Bonds(Þ) 100 5.000 06/01/51 115
California Statewide Communities Development Authority Revenue Bonds 665 5.500 12/01/54 741
California Statewide Communities Development Authority Revenue Bonds 4,500 7.296 06/01/55 362
California Statewide Communities Development Authority Revenue Bonds 20,000 8.602 06/01/55 1,086
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,500 5.250 12/01/56 2,820
California Statewide Communities Development Authority Revenue Bonds(Þ) 1,000 5.500 12/01/58 1,173
California Statewide Communities Development Authority Special Tax 50 4.000 09/02/44 54
California Statewide Communities Development Authority Special Tax 40 5.000 09/02/49 48
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ) 200 5.250 07/01/39 233
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ) 250 5.250 07/01/49 288

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Atwater Wastewater Revenue Bonds(µ) 240 5.000 05/01/43 286
City of Irvine Special Tax(µ) 100 5.000 09/01/51 119
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 254
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,335
City of Oroville Revenue Bonds 100 5.250 04/01/34 122
City of Oroville Revenue Bonds 185 5.250 04/01/39 222
City of Oroville Revenue Bonds 885 5.250 04/01/49 1,039
City of Oroville Revenue Bonds 810 5.250 04/01/54 947
City of Roseville Special Tax 100 5.000 09/01/33 119
Coachella Valley Unified School District General Obligation Unlimited(µ) 2,500 16.733 08/01/43 1,225
County of El Dorado Special Tax 75 5.000 09/01/44 86
County of El Dorado Special Tax 80 5.000 09/01/49 92
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds 100 5.000 09/01/37 117
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds 340 5.000 09/01/47 394
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 100 6.000 01/15/49 117
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê) 3,375 3.950 01/15/53 3,643
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,473
Golden State Tobacco Securitization Corp. General Obligation Unlimited 150 5.000 06/01/40 174
Golden State Tobacco Securitization Corp. Revenue Bonds 2,000 3.500 06/01/36 2,041
Golden State Tobacco Securitization Corp. Revenue Bonds 1,995 5.300 06/01/37 2,070
Golden State Tobacco Securitization Corp. Revenue Bonds 2,395 5.000 06/01/45 2,768
Golden State Tobacco Securitization Corp. Revenue Bonds 5,110 5.000 06/01/47 5,252
Golden State Tobacco Securitization Corp. Revenue Bonds 270 5.250 06/01/47 279
Golden State Tobacco Securitization Corp. Revenue Bonds 200 8.205 06/01/47 34
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 10.494 06/01/47 1,695
Inland Empire Tobacco Securitization Authority Revenue Bonds 125 3.678 06/01/38 130
Irvine Unified School District Special Tax Bonds 70 5.000 09/01/47 82
Irvine Unified School District Special Tax Bonds 75 5.000 03/01/57 86
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,148
Los Angeles Department of Water Revenue Bonds(~)(Ê) 1,200 0.500 07/01/45 1,200
M-S-R Energy Authority Revenue Bonds 2,650 6.500 11/01/39 4,148
Natomas Unified School District General Obligation Unlimited(µ) 425 4.000 08/01/42 465
Northern California Gas Authority No. 1 Revenue Bonds(Ê) 1,525 2.594 07/01/27 1,501
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 118
Oxnard School District General Obligation Unlimited(~)(µ)(Ê) 465 4.000 08/01/21 503
Palomar Health Revenue Bonds(µ) 2,165 5.000 11/01/47 2,551
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 1,575 2.468 05/15/37 1,519
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 1,000 2.538 05/15/43 933
Regents of the University of California Medical Center Pooled Revenue Bonds(~)(Ê) 3,100 0.750 05/15/48 3,100
River Islands Public Financing Authority Special Tax 150 5.375 09/01/31 163
River Islands Public Financing Authority Special Tax 100 5.250 09/01/34 108
River Islands Public Financing Authority Special Tax 940 5.500 09/01/45 1,021
Riverside County Public Financing Authority Tax Allocation(µ) 150 4.000 10/01/40 165
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 300 4.000 10/01/39 333
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 125 4.000 10/01/40 138
Sacramento Airport System Revenue Bonds 190 5.000 07/01/39 229
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê) 1,765 2.290 12/01/35 1,692
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,600

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds 2,750 5.000 05/01/48 3,252
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,414
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,045 5.000 05/01/44 1,262
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,750 5.000 05/01/49 2,099
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 327
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 390
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,161
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/49 428
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 2,875 5.000 01/15/50 3,237
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,000 8.018 06/01/56 663
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,372
State of California General Obligation Unlimited 230 4.000 04/01/49 260
State of California General Obligation Unlimited 270 5.000 04/01/49 338
Tobacco Securitization Authority of Northern California Revenue Bonds 800 5.500 06/01/45 803
Tobacco Settlement Financing Corp. Revenue Bonds 460 5.000 06/01/48 542
Tobacco Settlement Financing Corp. Revenue Bonds(ž) 515 5.566 06/01/54 79
William S Hart Union High School District Special Tax 75 5.000 09/01/47 86
117,664
Colorado - 3.4%
Arista Metropolitan District General Obligation Limited 500 5.125 12/01/48 537
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 2,004
Belleview Station Metropolitan District No. 2 General Obligation Limited 500 4.500 12/01/29 519
BNC Metropolitan District No. 1 General Obligation Limited 1,090 7.375 12/15/47 1,132
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,292
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 526
City and County of Denver Special Facilities Airport Revenue Bonds 550 5.000 10/01/32 602
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 523
Colorado Health Facilities Authority Revenue Bonds 190 5.000 06/01/47 237
Colorado Health Facilities Authority Revenue Bonds 4,535 4.000 08/01/49 4,848
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 38
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 38
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 82
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 518
Copperleaf Metropolitan District No. 3 General Obligation Limited 500 5.125 12/01/47 523
Cornerstar Metropolitan District General Obligation Unlimited 500 5.250 12/01/47 530
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 230 5.500 12/01/39 234
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 600 5.750 12/01/49 611
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 130 8.000 12/15/49 132
Denver Health & Hospital Authority Certificates of Participation 25 5.000 12/01/32 31
Denver Health & Hospital Authority Certificates of Participation 175 4.000 12/01/38 192
Denver Health & Hospital Authority Certificates of Participation 110 5.000 12/01/48 130
Denver Health & Hospital Authority Revenue Bonds(Þ) 100 5.000 12/01/26 120
Denver Health & Hospital Authority Revenue Bonds(Þ) 220 5.000 12/01/27 269
Denver Health & Hospital Authority Revenue Bonds(Þ) 230 5.000 12/01/28 280
Denver Health & Hospital Authority Revenue Bonds(Þ) 300 5.000 12/01/34 359
Denver Health & Hospital Authority Revenue Bonds(Þ) 200 4.000 12/01/35 220
Denver Health & Hospital Authority Revenue Bonds(Þ) 200 4.000 12/01/36 219

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health & Hospital Authority Revenue Bonds 65 4.000 12/01/38 72
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 110
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 55
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,654
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 307
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 359
Denver Urban Renewal Authority Tax Allocation(Þ) 745 5.250 12/01/39 797
Dinosaur Ridge Metropolitan District Revenue Bonds 200 5.000 06/01/49 204
Dominion Water & Sanitation District Revenue Bonds 500 5.250 12/01/27 534
Eaton Area Park & Recreation District General Obligation Limited 725 5.250 12/01/34 767
Eaton Area Park & Recreation District General Obligation Limited 525 5.500 12/01/38 558
Green Gables Metropolitan District No 2 General Obligation Limited 500 5.750 12/01/48 526
High Plains Metropolitan District General Obligation Unlimited(µ) 25 5.000 12/01/35 30
High Plains Metropolitan District General Obligation Unlimited(µ) 250 4.000 12/01/47 269
North Range Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/47 528
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 21
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 21
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 32
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Palisade Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/46 518
Prairie Center Metropolitan District No. 3 Revenue Bonds(Þ) 500 5.000 12/15/41 529
Second Creek Farm Metropolitan District No 3 General Obligation Limited 500 5.000 12/01/49 513
Southlands Metropolitan District No 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,136
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 1,121
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 522
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 115
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 517
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 601
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 520
Village at Southgate Metropolitan District General Obligation Limited(Þ) 1,375 5.625 12/01/48 1,427
Westown Metropolitan District General Obligation Limited 500 5.000 12/01/47 518
Whispering Pines Metropolitan District No. 1 General Obligation Limited 500 7.375 12/15/47 519
32,167
Connecticut - 1.1%
City of Hartford General Obligation Unlimited 465 5.000 04/01/26 517
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 194
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,099
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 121
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 120
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,192
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 451
City of West Haven General Obligation Unlimited 350 5.000 11/01/37 389
Connecticut State Health & Educational Facility Authority Revenue Bonds(~)(Ê) 3,000 0.870 07/01/36 3,000
Mohegan Tribal Finance Authority Revenue Bonds(Þ) 610 7.000 02/01/45 628
State of Connecticut General Obligation Unlimited 275 5.000 06/15/27 339
State of Connecticut General Obligation Unlimited 120 5.000 06/15/28 150
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,854
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 31
10,235
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 247
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 51
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 46
Delaware State Health Facilities Authority Revenue Bonds 325 4.000 07/01/43 357
701
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 242
District of Columbia Revenue Bonds 145 6.250 10/01/23 152
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,606
District of Columbia Revenue Bonds 750 5.000 07/01/37 810
District of Columbia Revenue Bonds 1,000 6.500 10/01/41 1,040
District of Columbia Revenue Bonds 35 4.000 07/01/44 38
District of Columbia Revenue Bonds 75 4.000 07/01/49 81
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 760
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 2,475 5.000 10/01/53 2,643
Metropolitan Washington Airports Authority Revenue Bonds 825 5.000 10/01/43 987
9,359
Florida - 9.3%
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 131
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 30
Armstrong Community Development District Special Assessment 75 4.000 11/01/50 73
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 164
Avelar Creek Community Development District Special Assessment 100 4.000 05/01/36 109
Aviary at Rutland Ranch Community Development District Special Assessment(Þ) 100 4.500 06/01/39 104
Aviary at Rutland Ranch Community Development District Special Assessment(Þ) 100 4.625 06/01/49 104
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 100 5.000 11/01/31 106
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds(Þ) 1,070 5.000 11/01/39 1,143
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 109
Bartram Park Community Development District Special Assessment 755 4.500 05/01/25 789
Bartram Park Community Development District Special Assessment 495 4.250 05/01/29 547
Bartram Park Community Development District Special Assessment 515 4.500 05/01/35 563
Bay Laurel Center Community Development District Special Assessment 100 4.000 05/01/37 107
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 191
Beaumont Community Development District Special Assessment(Þ) 200 6.375 11/01/49 213
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 103
Blue Lake Community Development District Special Assessment 100 4.500 06/15/49 103
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,691
Bonterra Community Development District Special Assessment 635 5.000 05/01/47 668
Brookstone Community Development District Special Assessment(Þ) 125 3.875 11/01/23 126
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 101
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 148
Capital Trust Agency, Inc. Revenue Bonds 950 5.875 07/01/54 1,024
Capital Trust Agency, Inc. Student Housing Revenue Bonds(Þ) 2,700 5.250 12/01/58 2,828
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 107
Caribe Palm Community Development District Special Assessment 558 4.250 05/01/31 612
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 603
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 578
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,677
Charlotte County Industrial Development Authority Revenue Bonds(Þ) 250 5.500 10/01/36 270
Charlotte County Industrial Development Authority Revenue Bonds(Þ) 350 5.000 10/01/49 381
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,091
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,091
City of Jacksonville Revenue Bonds(Þ) 250 5.000 06/01/53 277
City of Tampa Revenue Bonds 960 5.000 04/01/45 1,088
Cityplace Community Development District Special Assessment Bonds(µ) 1,550 4.562 11/01/25 1,439
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 290
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 299
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 104
Corkscrew Farms Community Development District Special Assessment(Þ) 85 5.000 11/01/38 91
Corkscrew Farms Community Development District Special Assessment(Þ) 170 5.125 11/01/50 182
Coronado Community Development District Special Assessment 25 4.000 05/01/31 27
Coronado Community Development District Special Assessment 44 4.250 05/01/38 48
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 53
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 366
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 138
County of Osceola Florida Revenue Bonds 3,700 6.000 10/01/24 3,474
Davenport Road South Community Development District Special Assessment(Þ) 100 5.000 11/01/38 109
Davenport Road South Community Development District Special Assessment(Þ) 150 5.125 11/01/48 163
Deer Run Community Development District Special Assessment 235 5.400 05/01/39 250
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 214
Downtown Doral South Community Development District Special Assessment(Þ) 500 4.750 12/15/38 539
Durbin Crossing Community Development District Special Assessment(µ) 75 3.750 05/01/34 80
Durbin Crossing Community Development District Special Assessment(µ) 125 4.000 05/01/37 135
East Bonita Beach Road Community Development District Special Assessment(Þ) 625 5.000 11/01/38 659
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 142
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 150
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 846
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,255
Escambia County Health Facilities Authority Revenue Bonds 1,000 6.000 08/15/36 1,032
Florida Development Finance Corp.(~)(ae)(Ê)(Þ) 175 6.250 01/01/24 167
Florida Development Finance Corp.(~)(ae)(Ê)(Þ) 870 6.375 01/01/26 822
Florida Development Finance Corp.(~)(ae)(Ê)(Þ) 2,450 6.500 01/01/29 2,305
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ) 150 5.000 08/01/22 159
Florida Development Finance Corp. Revenue Bonds(Þ) 185 5.000 12/15/49 210
Florida Higher Educational Facilities Financial Authority Revenue Bonds 75 5.000 03/01/44 84
Florida Higher Educational Facilities Financial Authority Revenue Bonds(Þ) 1,350 5.000 06/01/48 1,504
Florida Higher Educational Facilities Financial Authority Revenue Bonds 90 5.000 03/01/49 101
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 108

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 49
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 67
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 68
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 800
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 199
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 104
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 99
Harbor Bay Community Development District Special Assessment 110 3.875 05/01/39 108
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 99
Harmony West Community Development District Special Assessment(Þ) 1,270 5.250 05/01/49 1,363
Hawks Point Community Development District Special Assessment Bonds(Þ) 185 4.250 05/01/35 204
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 99
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 97
Heights Community Development District County of Hillsborough Special Assessment 150 5.000 01/01/38 159
Heights Community Development District County of Hillsborough Special Assessment 300 5.000 01/01/50 315
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ) 50 3.400 05/01/37 52
Highlands Community Development District Special Assessment 200 4.250 05/01/36 218
Highlands Meadows II Community Development District Special Assessment 420 5.375 11/01/37 452
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 108
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 107
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 161
K-Bar Ranch II Community Development District Special Assessment(Þ) 185 4.500 05/01/38 193
K-Bar Ranch II Community Development District Special Assessment(Þ) 275 4.625 05/01/48 287
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 92
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 547
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 750
Lakeshore Ranch Community Development District Special Assessment 200 3.125 05/01/24 200
Lakeshore Ranch Community Development District Special Assessment 545 3.500 05/01/30 546
Lakeshore Ranch Community Development District Special Assessment 500 4.000 05/01/35 515
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/21 101
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 104
Lakewood Ranch Stewardship District Special Assessment 970 4.875 05/01/35 1,028
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 106
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 5.000 05/01/37 107
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 165
Lakewood Ranch Stewardship District Special Assessment 390 5.125 05/01/46 415
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 5.125 05/01/47 107
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 192
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 4.000 05/01/49 100
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 265
Landings at Miami Community Development District Special Assessment(Þ) 100 4.625 11/01/38 104
Landings at Miami Community Development District Special Assessment(Þ) 100 4.750 11/01/48 105
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 35
Landmark at Doral Community Development District Special Assessment 90 3.000 05/01/35 88
Landmark at Doral Community Development District Special Assessment 90 3.000 05/01/38 87
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 51
Lee County Industrial Development Authority Revenue Bonds(Þ) 1,640 5.625 12/01/37 1,753
Lucerne Park Community Development District Special Assessment 100 4.625 05/01/39 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lucerne Park Community Development District Special Assessment 100 4.750 05/01/50 102
McJunkin Parkland Community Development District Special Assessment(Þ) 200 5.125 11/01/38 215
McJunkin Parkland Community Development District Special Assessment(Þ) 250 5.250 11/01/49 269
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 122
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 573
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 121
Meadow Pointe IV Community Development District Special Assessment 120 3.400 05/01/25 127
Meadow Pointe IV Community Development District Special Assessment 660 4.100 05/01/30 699
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 105
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,524
Miami Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 2,003
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 438
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,261
Miami-Dade County Educational Facilities Authority Revenue Bonds 580 4.000 04/01/53 629
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,120
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 555
Naples Reserve Community Development District Special Assessment(Þ) 40 5.000 11/01/38 42
Naples Reserve Community Development District Special Assessment(Þ) 190 5.125 11/01/48 201
Oak Creek Community Development District Special Assessment 185 3.750 05/01/24 196
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 204
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 216
Oak Creek Community Development District Special Assessment 1,150 4.450 05/01/31 1,261
Orchid Grove Community Development District Special Assessment 405 3.625 05/01/21 407
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,315
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 377
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 203
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 132
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 274
Parkland Preserve Community Development District Special Assessment 100 5.500 11/01/32 103
Parkland Preserve Community Development District Special Assessment 100 5.250 05/01/39 102
Parkland Preserve Community Development District Special Assessment 150 5.375 05/01/50 153
Parkway Center Community Development District Special Assessment Revenue Bonds 130 4.375 05/01/31 145
Parkway Center Community Development District Special Assessment Revenue Bonds 175 4.700 05/01/49 197
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 200 4.375 05/01/36 223
Pinellas County Health Facilities Authority Revenue Bonds(~)(Ê) 600 1.240 11/01/38 600
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 116
Preserve at South Branch Community Development District Special Assessment Bonds 535 5.250 11/01/38 577
Preserve at South Branch Community Development District Special Assessment Bonds 100 4.000 11/01/39 101
Randal Park Community Development District Special Assessment Revenue Bonds(Þ) 540 5.050 05/01/39 578
Randal Park Community Development District Special Assessment Revenue Bonds(Þ) 895 5.200 05/01/49 958
Reunion East Community Development District Special Assessment 750 5.000 05/01/25 793
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 799
Reunion East Community Development District Special Assessment 170 6.600 05/01/33 184
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 31
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 88
Rolling Oaks Community Development District Special Assessment(Þ) 100 5.375 11/01/38 111
Rolling Oaks Community Development District Special Assessment(Þ) 200 5.500 11/01/49 222
Shell Point Community Development District Special Assessment(Þ) 100 5.250 11/01/39 106

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Shell Point Community Development District Special Assessment(Þ) 175 5.375 11/01/49 186
Sherwood Manor Community Development District Special Assessment(Þ) 200 5.250 11/01/49 215
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 211
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 106
South-Dade Venture Community Development District Special Assessment 1,000 5.125 05/01/33 1,072
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 209
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 155
Talis Park Community Development District Special Assessment 125 4.000 05/01/33 128
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 106
Timber Creek Community Development District Special Assessment(Þ) 1,000 5.000 11/01/48 1,074
Tisons Landing Community Development District Special Assessment 230 3.375 05/01/32 242
Tolomato Community Development District Special Assessment(µ) 200 3.750 05/01/40 213
Tolomato Community Development District Special Assessment(Þ) 100 5.625 05/01/40 107
Toscana Isles Community Development District Special Assessment(Þ) 275 5.375 11/01/48 301
Toscana Isles Community Development District Special Assessment 225 5.375 11/01/39 248
Toscana Isles Community Development District Special Assessment 250 5.500 11/01/49 278
Touchstone Community Development District Special Assessment(Þ) 100 4.625 06/15/38 104
Touchstone Community Development District Special Assessment(Þ) 100 4.750 06/15/48 105
Town of Davie Educational Facilities Revenue Bonds 700 5.000 04/01/48 815
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 61
Triple Creek Community Development District Special Assessment 50 5.250 11/01/27 53
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 90
TSR Community Development District Special Assessment 100 4.000 11/01/40 102
TSR Community Development District Special Assessment 200 4.750 11/01/47 209
TSR Community Development District Special Assessment 200 5.000 11/01/39 215
TSR Community Development District Special Assessment 485 5.125 11/01/49 521
Two Creeks Community Development District Special Assessment 265 4.200 05/01/26 270
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 107
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 107
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 149
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 201
Two Lakes Community Development District Special Assessment(Þ) 290 4.000 12/15/28 303
Two Lakes Community Development District Special Assessment(Þ) 200 5.000 12/15/47 223
Union Park East Community Development District Special Assessment Bonds(Þ) 500 5.500 11/01/47 538
Venetian Community Development District Special Assessment 295 5.000 05/01/23 306
Ventana Community Development District Special Assessment(Þ) 500 5.000 05/01/38 532
Ventana Community Development District Special Assessment(Þ) 500 5.125 05/01/49 532
Veranda Community Development District II Special Assessment Revenue Bonds 150 5.875 11/01/32 152
Veranda Community Development District II Special Assessment Revenue Bonds 235 5.000 11/01/39 250
Veranda Community Development District II Special Assessment Revenue Bonds 315 5.125 11/01/49 334
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 204
Verano 1 Community Development District Special Assessment 205 4.750 11/01/25 211
Verano 1 Community Development District Special Assessment(Þ) 100 4.000 05/01/31 109
Verano 1 Community Development District Special Assessment 250 5.125 11/01/35 274
Verano 1 Community Development District Special Assessment(Þ) 100 4.000 05/01/37 107
Verano 1 Community Development District Special Assessment 250 5.250 11/01/46 272
Village Community Development District No. 12 Special Assessment(Þ) 700 4.250 05/01/43 746

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village Community Development District No. 12 Special Assessment(Þ) 700 4.375 05/01/50 748
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 105
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 271
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 156
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 162
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 273
Waterset Central Community Development District Special Assessment(Þ) 150 5.125 11/01/38 159
Waterset Central Community Development District Special Assessment(Þ) 150 5.250 11/01/49 158
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 76
West Villages Improvement District Special Assessment 135 4.750 05/01/39 140
West Villages Improvement District Special Assessment 210 5.000 05/01/50 218
Westside Community Development District Special Assessment(Þ) 100 4.100 05/01/37 100
Westside Community Development District Special Assessment(Þ) 100 4.125 05/01/38 100
Wildblue Community Development District Special Assessment(Þ) 125 4.250 06/15/39 128
Wildblue Community Development District Special Assessment(Þ) 225 4.375 06/15/49 231
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 106
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 106
88,076
Georgia - 1.7%
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê) 3,000 1.400 07/01/49 3,000
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,665
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.000 03/01/47 110
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 110
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 413
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 1,965
Marietta Development Authority Revenue Bonds(Þ) 1,000 5.000 11/01/47 1,106
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê) 720 2.474 10/01/24 715
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê) 1,225 2.524 10/01/33 1,151
Municipal Electric Authority of Georgia Revenue Bonds 1,080 5.000 01/01/34 1,284
Municipal Electric Authority of Georgia Revenue Bonds 1,985 4.000 01/01/49 2,110
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,143
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,119
Rockdale County Development Authority Revenue Bonds(Þ) 225 4.000 01/01/38 238
16,129
Guam - 0.6%
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 59
Guam Government Waterworks Authority Revenue Bonds 40 5.000 07/01/35 47
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 93
Guam Government Waterworks Authority Revenue Bonds 60 5.000 07/01/37 70
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,230
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,371
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 237
Territory of Guam Revenue Bonds 500 5.000 12/01/31 575
Territory of Guam Revenue Bonds 2,000 5.125 01/01/42 2,090
Territory of Guam Revenue Bonds 200 5.000 12/01/46 223
5,995
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds(Þ) 2,210 5.000 01/01/30 2,316

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 636
2,952
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 857
Illinois - 11.5%
Bridgeview Finance Corp Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,280
Chicago Board of Education Capital Improvement Tax Bonds 500 5.750 04/01/35 599
Chicago Board of Education General Obligation Unlimited(µ)(ž) 50 2.797 12/01/27 40
Chicago Board of Education General Obligation Unlimited(µ) 500 5.000 12/01/28 609
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/29 1,212
Chicago Board of Education General Obligation Unlimited(µ) 345 5.078 12/01/29 255
Chicago Board of Education General Obligation Unlimited(µ)(ž) 50 3.268 12/01/30 35
Chicago Board of Education General Obligation Unlimited(µ)(ž) 375 3.240 12/01/31 255
Chicago Board of Education General Obligation Unlimited(µ) 1,825 5.000 12/01/31 2,148
Chicago Board of Education General Obligation Unlimited(µ) 250 5.000 12/01/32 299
Chicago Board of Education General Obligation Unlimited 150 5.125 12/01/32 166
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/33 1,195
Chicago Board of Education General Obligation Unlimited 1,200 5.000 12/01/34 1,368
Chicago Board of Education General Obligation Unlimited 115 5.250 12/01/35 127
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 82
Chicago Board of Education General Obligation Unlimited 1,505 5.500 12/01/39 1,577
Chicago Board of Education General Obligation Unlimited 1,100 5.000 12/01/41 1,141
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/42 112
Chicago Board of Education General Obligation Unlimited(Þ) 2,000 7.000 12/01/42 2,556
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,826
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/46 112
Chicago Board of Education General Obligation Unlimited 200 5.000 12/01/46 223
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,760
Chicago Board of Education General Obligation Unlimited(Þ) 1,500 7.000 12/01/46 1,908
Chicago Board of Education Special Tax 3,445 6.000 04/01/46 4,111
Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,082
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,118
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,165
Chicago Sales Tax Revenue Bonds(ae) 1,540 5.000 01/01/22 1,664
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,963
Chicago Wastewater Transmission Revenue Bonds(µ) 75 5.250 01/01/42 88
Chicago Wastewater Transmission Revenue Bonds(µ) 210 4.000 01/01/52 224
City of Chicago General Obligation Unlimited 225 5.000 01/01/27 259
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 565
City of Chicago General Obligation Unlimited(µ) 2,155 5.000 01/01/29 2,162
City of Chicago General Obligation Unlimited 270 4.605 01/01/30 191
City of Chicago General Obligation Unlimited(µ)(ž) 375 3.155 01/01/31 265
City of Chicago General Obligation Unlimited 225 5.000 01/01/31 263
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 284
City of Chicago General Obligation Unlimited 235 5.000 01/01/33 246
City of Chicago General Obligation Unlimited 35 5.000 01/01/34 35
City of Chicago General Obligation Unlimited 100 5.250 01/01/35 103
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 185

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,201
City of Chicago General Obligation Unlimited 2,025 6.000 01/01/38 2,402
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,746
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,618
City of Chicago Revenue Bonds(ae) 3,000 5.250 01/01/22 3,257
City of Chicago Revenue Bonds(ae) 900 5.000 01/01/25 1,066
City of Chicago Waterworks Revenue Bonds 100 5.000 11/01/29 118
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,077
Illinois Finance Authority Revenue Bonds 320 5.000 04/01/36 321
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,496
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,153
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 2,063
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 681
Illinois Finance Authority Revenue Bonds 90 6.000 05/15/39 93
Illinois Finance Authority Revenue Bonds(~)(Ê) 350 6.750 10/15/40 361
Illinois Finance Authority Revenue Bonds 100 5.100 12/01/43 35
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,129
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 113
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 109
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,652
Illinois Finance Authority Revenue Bonds 100 5.000 12/01/53 81
Illinois Finance Authority Revenue Bonds 150 5.250 12/01/53 53
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 1,122
Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,836
Illinois General Obligation Unlimited 500 5.000 12/01/35 564
Illinois General Obligation Unlimited 240 5.000 05/01/42 269
Illinois General Obligation Unlimited 250 5.000 12/01/42 278
Illinois General Obligation Unlimited 240 5.000 05/01/43 268
Illinois State University Revenue Bonds(µ) 250 5.000 04/01/36 295
Illinois State University Revenue Bonds(µ) 225 5.000 04/01/37 264
Illinois State University Revenue Bonds(µ) 200 5.000 04/01/38 234
Illinois State University Revenue Bonds(µ) 275 5.000 04/01/39 322
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 12/15/28 1,070
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 285 4.341 06/15/30 209
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 5.000 06/15/52 1,727
Metropolitan Pier & Exposition Authority Revenue Bonds 15,600 5.047 12/15/54 3,975
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 1,600 4.752 12/15/56 420
Metropolitan Pier & Exposition Authority Revenue Bonds 5,800 5.068 12/15/56 1,354
Metropolitan Pier & Exposition Authority Revenue Bonds 1,970 5.000 06/15/57 2,178
Sangamon County Water Reclamation District General Obligation Unlimited 1,750 4.000 01/01/49 1,875
Springfield Metropolitan Sanitation District General Obligation Limited 1,000 5.750 01/01/53 1,167
State of Illinois General Obligation Unlimited 240 4.000 01/01/21 245
State of Illinois General Obligation Unlimited 255 5.000 08/01/21 268
State of Illinois General Obligation Unlimited 350 5.000 11/01/21 370
State of Illinois General Obligation Unlimited 1,250 5.000 02/01/27 1,430
State of Illinois General Obligation Unlimited 2,475 5.000 11/01/27 2,837
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 438

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 816
State of Illinois General Obligation Unlimited 2,000 5.000 11/01/28 2,288
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,093
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,342
State of Illinois General Obligation Unlimited(µ) 875 4.000 02/01/30 963
State of Illinois General Obligation Unlimited(µ) 265 4.000 02/01/31 290
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,384
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,143
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,075
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,912
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 2,010
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 99
Village of Morton Grove Tax Increment Revenue Tax Allocation 100 5.000 01/01/39 101
109,222
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 107
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,151
Indiana Finance Authority Revenue Bonds 405 5.500 08/15/45 416
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 107
Indiana Municipal Power Agency Revenue Bonds 250 5.000 01/01/42 292
3,073
Iowa - 0.3%
City of Coralville Revenue Bonds 1,070 4.000 05/01/31 1,055
Iowa Finance Authority Revenue Bonds 220 3.125 12/01/22 223
Iowa Tobacco Settlement Authority Revenue Bonds 160 5.375 06/01/38 160
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,438
2,876
Kansas - 0.3%
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 85
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 85
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 166
City of Wichita Health Care Facilities Revenue Bonds 100 5.000 05/15/50 108
Overland Park Development Corp. Revenue Bonds 1,500 5.000 03/01/44 1,777
Wyandotte County City Unified Government Revenue Bonds 490 4.500 06/01/40 512
2,733
Kentucky - 1.1%
County of Ohio Kentucky Revenue Bonds 2,005 6.000 07/15/31 2,042
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê) 1,410 2.363 11/01/27 1,394
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 150 4.000 06/01/37 163
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,708
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 100 4.000 12/01/41 109
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 100 4.000 06/01/45 107
Kentucky Economic Development Finance Authority Revenue Bonds 530 5.000 08/01/49 624
Kentucky Public Energy Authority Natural Gas Revenue Bonds(~)(ae)(Ê) 1,275 4.000 06/01/25 1,416
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê) 2,275 4.000 06/01/25 2,524
10,087
Louisiana - 1.6%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 149
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 147
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 1,700 1.210 08/01/35 1,700

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 4,800 1.210 12/01/40 4,800
Lakeshore Villages Master Community Development District Special Assessment(Þ) 100 4.125 06/01/39 99
Lakeshore Villages Master Community Development District Special Assessment(Þ) 200 4.375 06/01/48 199
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 80 5.000 10/01/39 95
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 150 4.000 10/01/41 162
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê) 1,140 1.500 04/02/23 1,140
Louisiana Public Facilities Authority Revenue Bonds 400 3.375 09/01/28 406
Louisiana Public Facilities Authority Revenue Bonds 375 3.500 06/01/30 381
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 678
Louisiana Public Facilities Authority Revenue Bonds 750 5.000 05/15/46 864
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 319
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,230
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 172
Port New Orleans Board of Commissioners Revenue Bonds(µ) 1,000 5.000 04/01/48 1,189
14,730
Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,168
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/43 595
2,763
Maryland - 1.3%
Baltimore Convention Center Hotel Revenue Bonds 2,600 5.000 09/01/39 2,968
Baltimore Research Park Project Revenue Bonds 150 5.000 09/01/38 166
Baltimore Research Park Project Tax Allocation(Þ) 100 3.500 06/01/39 101
Baltimore Research Park Project Tax Allocation(Þ) 100 3.625 06/01/46 100
City of Brunswick Special Tax 100 5.000 07/01/36 112
County of Frederick Educational Facilities Revenue Bonds(Þ) 2,705 5.000 09/01/45 3,014
County of Prince George's Special Obligation Tax Allocation(Þ) 115 5.250 07/01/48 128
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,213
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 238
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 139
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,433
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê) 700 1.480 04/01/35 700
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 679
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,137
12,128
Massachusetts - 1.5%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,695
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê) 285 2.403 05/01/37 280
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,527
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,821
Massachusetts Development Finance Agency Revenue Bonds(Þ) 1,250 5.000 10/01/37 1,385
Massachusetts Development Finance Agency Revenue Bonds(Þ) 100 5.000 11/15/38 113
Massachusetts Development Finance Agency Revenue Bonds(~)(Ê) 1,000 1.240 10/01/42 1,000
Massachusetts Development Finance Agency Revenue Bonds 1,670 5.000 07/01/44 1,886
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 09/01/45 1,601
Massachusetts Development Finance Agency Revenue Bonds 335 5.000 07/01/46 384
Massachusetts Development Finance Agency Revenue Bonds(Þ) 150 5.125 11/15/46 169

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 01/01/47 2,287
14,148
Michigan - 3.0%
City of Detroit General Obligation Ltd.(~)(Ê) 2,500 6.000 04/01/34 2,191
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,135
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,119
City of Detroit Sewage Disposal System Revenue Bonds(µ) 500 5.000 07/01/39 541
City of Detroit Sewage Disposal System Revenue Bonds 2,010 5.250 07/01/39 2,180
City of Detroit Water Supply System Revenue Bonds 200 5.000 07/01/36 210
City of Detroit Water Supply System Revenue Bonds 1,370 5.000 07/01/41 1,435
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 1,000 5.000 07/01/48 1,110
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 87
Michigan Finance Authority Obligation Revenue Bonds 2,185 5.000 02/01/37 2,370
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,059
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 349
Michigan Finance Authority Revenue Bonds(µ) 1,000 5.000 07/01/36 1,134
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,947
Michigan Finance Authority Revenue Bonds 250 5.000 11/15/48 303
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 356
Michigan Strategic Fund Revenue Bonds(µ) 435 4.500 06/30/48 486
Michigan Strategic Fund, Ltd. Revenue Bonds 3,000 5.000 06/30/48 3,545
Michigan Tobacco Settlement Finance Authority Revenue Bonds 140 5.125 06/01/22 140
Michigan Tobacco Settlement Finance Authority Revenue Bonds 2,560 6.000 06/01/34 2,574
Michigan Tobacco Settlement Finance Authority Revenue Bonds 1,000 5.000 11/15/43 1,125
Michigan Tobacco Settlement Finance Authority Revenue Bonds 5,500 8.694 06/01/52 311
Michigan Tobacco Settlement Finance Authority Revenue Bonds 23,650 9.111 06/01/52 1,365
University of Michigan Revenue Bonds(~)(Ê) 1,000 0.420 04/01/42 1,000
28,072
Minnesota - 1.6%
City of Blaine Healthcare Revenue Bonds 1,400 6.125 07/01/45 1,434
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 551
City of Ham Lake Minnesota Revenue Bonds 2,000 5.000 11/01/36 2,152
City of Minneapolis Charter Lease Revenue Bonds(Þ) 1,400 5.000 12/01/32 1,467
City of St Cloud  Revenue Bonds 350 5.000 05/01/48 425
City of St Cloud  Revenue Bonds 125 4.000 05/01/49 138
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 200 4.250 02/15/48 221
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 2,500 5.000 02/15/48 2,935
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 1,425 5.250 02/15/53 1,700
Duluth Economic Development Authority Revenue Bonds 1,000 5.625 12/01/55 1,071
Duluth Independent School District No 709 Certificate Participation 35 3.250 03/01/25 36
Duluth Independent School District No 709 Certificate Participation 40 4.000 03/01/26 43
Duluth Independent School District No 709 Certificate Participation 45 4.000 03/01/29 49
Duluth Independent School District No 709 Certificate Participation 75 4.000 03/01/32 80
Duluth Independent School District No 709 Certificate Participation 40 4.200 03/01/34 43
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds 350 6.000 09/01/51 391
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 110
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,000 5.250 11/15/20 2,083
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ) 140 5.250 07/01/33 152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ) 230 5.500 07/01/38 250
State of Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 114
15,445
Mississippi - 0.2%
Mississippi Business Finance Commission Revenue Bonds(~)(Ê) 250 1.390 12/01/30 250
Mississippi Business Finance Corp. Revenue Bonds(Þ) 1,785 4.000 10/15/30 1,779
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 100 1.540 12/01/30 100
2,129
Missouri - 0.6%
Branson Industrial Development Authority Tax Allocation 135 5.500 06/01/29 135
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 86
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,560 5.000 05/01/40 1,668
I-470 Western Gateway Transportation Development District Revenue Bonds(Þ) 250 5.250 12/01/48 262
Industrial Development Authority of the City of St. Louis Revenue Bonds 100 4.750 11/15/47 109
Kansas City Land Clearance Redevelopment Authority Tax Allocation(Þ) 1,500 5.000 02/01/40 1,654
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 182
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 153
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 706
State Louis Land Clearance for Redevelopment Authority Revenue Bonds 1,000 4.000 06/01/41 1,037
5,992
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,724
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,186
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 51
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 282
Las Vegas Special Improvement District 607 Special Assessment 200 5.000 06/01/24 219
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.250 06/01/37 26
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 26
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 26
Nevada Department of Business & Industry Revenue Bonds(Þ) 1,100 5.000 07/15/37 1,187
3,003
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(ae)(Ê) 1,000 2.280 10/01/21 998
New Hampshire Business Finance Authority Revenue Bonds(~)(Ê)(Þ) 100 2.950 04/01/29 100
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 555
New Hampshire Health and Education Facilities Authority Revenue Bonds 350 5.000 08/01/32 418
New Hampshire Health and Education Facilities Authority Revenue Bonds 370 5.000 08/01/33 441
New Hampshire Health and Education Facilities Authority Revenue Bonds 390 5.000 08/01/34 464
New Hampshire Health and Education Facilities Authority Revenue Bonds 415 5.000 08/01/35 493
New Hampshire Health and Education Facilities Authority Revenue Bonds 430 5.000 08/01/36 509
New Hampshire Health and Education Facilities Authority Revenue Bonds 455 5.000 08/01/37 537
New Hampshire Health and Education Facilities Authority Revenue Bonds 480 5.000 08/01/38 564
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 08/01/39 587
New Hampshire Health and Education Facilities Authority Revenue Bonds 525 5.000 08/01/40 614
6,280
New Jersey - 4.6%
City of Atlantic City General Obligation Unlimited(µ) 25 5.000 03/01/32 30
City of Atlantic City General Obligation Unlimited(µ) 35 5.000 03/01/37 41

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Atlantic City General Obligation Unlimited(µ) 45 5.000 03/01/42 52
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 534
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 566
New Jersey Economic Development Authority Revenue Bonds 1,900 5.000 07/01/38 2,023
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 565
New Jersey Economic Development Authority Revenue Bonds(µ) 200 5.000 06/01/42 233
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 719
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,679
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 110
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,132
New Jersey Economic Development Authority Revenue Bonds 675 5.000 10/01/47 771
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,342
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 1,067
New Jersey Health Care Facilities Financing Authority Revenue Bonds 100 5.000 07/01/30 117
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 300 4.125 07/01/38 321
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 150 5.000 07/01/46 169
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,175
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 450
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 619
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 2,160 4.168 12/15/30 1,585
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 337
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 402
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 537
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 500 3.965 12/15/33 342
New Jersey Transportation Trust Fund Authority Revenue Bonds 730 4.465 12/15/33 479
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 526
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 63
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 975 4.823 12/15/34 645
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 431
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 4,950 5.130 12/15/35 3,044
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 333
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 125 4.342 12/15/36 73
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,156
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 534
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.649 12/15/37 272
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 741
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 345
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,735 4.680 12/15/38 2,452
New Jersey Transportation Trust Fund Authority Revenue Bonds 400 5.500 06/15/41 421
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,060 5.000 06/15/42 1,124
New Jersey Turnpike Authority Revenue Bonds 1,750 4.000 01/01/48 1,952
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,928
South Jersey Port Corp. Revenue Bonds 1,450 5.000 01/01/48 1,664
South Jersey Port Corp. Revenue Bonds 2,000 5.000 01/01/49 2,302
South Jersey Transportation Authority LLC Revenue Bonds 315 5.000 11/01/26 363
South Jersey Transportation Authority LLC Revenue Bonds 1,945 5.000 11/01/39 2,181
Tobacco Settlement Financing Corp. Revenue Bonds 2,080 5.000 06/01/46 2,312
Union County Improvement Authority Revenue Bonds(Þ) 350 6.750 12/01/41 352
43,611

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 605
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds 100 6.250 06/01/40 103
New York - 3.2%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ) 30 3.000 07/15/43 30
County of Chautauqua Industrial Development Agency Revenue Bonds 650 5.875 04/01/42 656
Dutchess County Industrial Development Agency Revenue Bonds 1,000 4.500 08/01/36 1,000
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 30
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 41
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 41
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 35
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 23
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 1,085
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 625
New York City Industrial Development Agency Revenue Bonds(µ) 2,175 5.000 01/01/39 2,212
New York City Water & Sewer System Revenue Bonds 1,975 4.000 06/15/40 2,245
New York Liberty Development Corp. Revenue Bonds(Þ) 500 5.000 11/15/44 551
New York Liberty Development Corp. Revenue Bonds(Þ) 1,500 7.250 11/15/44 1,784
New York Liberty Development Corp. Revenue Bonds 2,000 2.800 09/15/69 2,040
New York State Dormitory Authority Revenue Bonds(Þ) 900 5.000 12/01/29 1,073
New York State Dormitory Authority Revenue Bonds(Þ) 400 5.000 12/01/35 454
New York Transportation Development Corp. Revenue Bonds 500 5.000 08/01/26 525
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,399
New York Transportation Development Corp. Revenue Bonds(µ) 1,000 4.000 07/01/46 1,055
New York Transportation Development Corp. Revenue Bonds 475 5.000 07/01/46 525
New York Transportation Development Corp. Revenue Bonds 3,175 5.250 01/01/50 3,544
New York Transportation Development Corp. Revenue Bonds(µ) 300 4.000 01/01/51 315
New York Transportation Development Facilities Revenue Bonds 275 5.000 01/01/33 329
New York Transportation Development Facilities Revenue Bonds 200 5.000 01/01/34 238
New York Transportation Development Facilities Revenue Bonds 1,825 4.000 01/01/36 1,988
New York Transportation Development Facilities Revenue Bonds 375 5.000 01/01/36 445
Oneida County Local Development Corp. Revenue Bonds 3 0 4.000 12/01/32 34
Oneida County Local Development Corp. Revenue Bonds 35 4.000 12/01/33 40
Oneida County Local Development Corp. Revenue Bonds 30 4.000 12/01/34 33
Oneida County Local Development Corp. Revenue Bonds 30 4.000 12/01/35 34
Oneida County Local Development Corp. Revenue Bonds 40 4.000 12/01/36 45
Oneida County Local Development Corp. Revenue Bonds 30 4.000 12/01/37 34
Oneida County Local Development Corp. Revenue Bonds 30 4.000 12/01/38 34
Oneida County Local Development Corp. Revenue Bonds 90 3.000 12/01/39 89
Oneida County Local Development Corp. Revenue Bonds 60 3.000 12/01/40 59
Oneida County Local Development Corp. Revenue Bonds 120 4.000 12/01/49 132
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,350 6.625 06/01/44 2,474
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/45 2,488
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 140
30,174
North Carolina - 0.4%
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,795
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 1,141

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,134
4,070
North Dakota - 0.5%
County of Burleigh North Dakota Revenue Bonds 705 5.200 04/15/46 738
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,148
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,817
4,703
Ohio - 4.9%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,513
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 4,345 5.125 06/01/24 4,351
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,550 5.375 06/01/24 1,552
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,965 5.875 06/01/30 3,976
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,045 5.750 06/01/34 3,049
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,660 5.875 06/01/47 3,683
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 12,950 9.718 06/01/47 788
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 41,295 10.920 06/01/52 1,785
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 111
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 164
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 1,088
Columbus-Franklin County Finance Authority Revenue Bonds 1,525 4.000 11/15/38 1,577
County of Cuyahoga Hospital Revenue Bonds 2,140 5.000 02/15/42 2,419
County of Darke Revenue Bonds 50 4.000 09/01/40 53
County of Darke Revenue Bonds 50 4.000 09/01/45 52
County of Darke Revenue Bonds 75 5.000 09/01/49 86
County of Lucas Hospital Revenue Bonds 1,650 5.250 11/15/48 1,908
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,140
Cuyahoga County Hospital Revenue Bonds 2,000 5.250 02/15/47 2,295
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 2,229
Ohio Air Quality Development Authority Revenue Bonds(Þ) 100 3.750 01/15/28 108
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 237
Ohio Air Quality Development Authority Revenue Bonds(Þ) 120 4.250 01/15/38 129
Ohio Air Quality Development Authority Revenue Bonds(Þ) 1,190 4.500 01/15/48 1,286
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,530
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 2,253
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,658
Toledo-Lucas Port Authority Revenue Bonds 925 5.000 07/01/39 997
46,017
Oklahoma - 0.7%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,735
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 1,163
Oklahoma Development Finance Authority Revenue Bonds(µ) 500 4.000 08/15/52 547
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 376
Oklahoma Development Finance Authority Revenue Bonds 500 5.500 08/15/57 596
Tulsa Airports Improvement Trust Revenue Bonds(~)(ae)(Ê) 1,000 5.000 06/01/25 1,125
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,145
6,687
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 843
Oregon State Facilities Authority Revenue Bonds(Þ) 1,000 5.000 10/01/36 1,057

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,875
Oregon State Facilities Authority Revenue Bonds 500 5.000 10/01/46 569
Oregon State Facilities Authority Revenue Bonds(Þ) 1,000 5.000 10/01/48 1,046
6,390
Pennsylvania - 5.5%
Allegheny County Hospital Development Authority Revenue Bonds 1,765 4.000 04/01/44 1,894
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 257
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 157
Allentown Development Authority Tax Revenue Bonds(Þ) 1,000 5.000 05/01/33 1,164
Allentown Development Authority Tax Revenue Bonds(Þ) 250 5.000 05/01/42 281
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 1,000 5.000 05/01/28 1,124
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 500 5.000 05/01/32 575
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 4,250 5.000 05/01/42 4,675
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 112
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 866
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 689
Chester County Health & Education Facilities Authority Revenue Bonds 205 4.250 11/01/32 210
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 2,145
City of Erie Higher Education Building Authority Revenue Bonds 2,065 5.000 09/15/33 2,177
City of Harrisburg General Obligation Unlimited(µ) 285 4.697 09/15/22 252
City of Scranton General Obligation Unlimited(Þ) 1,275 5.000 09/01/28 1,474
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 258
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/34 122
Commonwealth Financing Authority Revenue Bonds 150 5.000 06/01/35 182
Commonwealth Financing Authority Revenue Bonds(µ) 1,525 4.000 06/01/39 1,685
Dauphin County General Authority Revenue Bonds(Þ) 1,000 5.125 10/15/41 1,109
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 638
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 109
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 109
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 555
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 163
Geisinger Authority Revenue Bonds(Ê) 100 2.603 05/01/37 96
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 84
General Authority of Southcentral Pennsylvania Revenue Bonds 125 5.000 06/01/44 153
General Authority of Southcentral Pennsylvania Revenue Bonds(Þ) 1,765 6.500 07/15/48 2,010
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 591
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 583
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,102
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 1,096
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,458
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,663
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,780
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,894
Northampton County General Purpose Authority Revenue Bonds 1,000 5.000 10/01/36 1,149
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 65
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 88
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê) 2,000 5.000 09/01/20 2,038
Pennsylvania Economic Development Financing Authority Revenue Bonds(Þ) 375 5.750 06/01/36 399
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,412

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 355 6.250 09/01/33 397
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 1,035
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,435
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,635
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,182
Philadelphia Authority Industrial Development Revenue Bonds(Þ) 1,500 5.000 03/15/45 1,594
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 103
Scranton School District General Obligation Unlimited(µ) 2,000 4.250 06/01/37 2,194
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 230
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 283
51,731
Puerto Rico - 6.9%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds 3,000 5.625 05/15/43 3,053
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 110 5.000 07/01/21 84
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 320 5.250 07/01/24 335
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 130 5.125 07/01/31 100
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,140 5.000 07/01/35 1,193
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 3,545 8.000 07/01/35 2,145
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 225 6.000 07/01/40 167
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 235 5.000 07/01/35 180
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,141 7.500 08/20/40 4,009
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 1,000 5.000 07/01/21 1,036
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ) 265 5.000 07/01/28 272
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 50 5.000 07/01/33 52
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,220 6.000 07/01/44 2,244
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 150 6.000 07/01/47 160
Puerto Rico Commonwealth General Obligation Unlimited(µ) 100 5.000 07/01/31 101
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 2,100 5.000 07/01/31 2,145
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 650 5.250 07/01/19 473
Puerto Rico Electric Power Authority Revenue Bonds(µ) 565 5.000 07/01/22 575
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 1,685 5.250 07/01/27 1,281
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 2,275 5.000 07/01/28 1,706
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê) 2,840 2.394 07/01/29 2,805
Puerto Rico Electric Power Authority Revenue Bonds(µ) 355 4.750 07/01/33 355
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 420 5.000 07/01/28 377
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/31 284
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 205 5.000 07/01/32 84
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 525 5.250 07/01/33 589
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/34 291
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 980 5.250 07/01/36 1,097
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 160 4.750 07/01/38 160
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 7,060 5.250 07/01/38 7,678
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/41 278
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 180 5.000 07/01/42 74
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 2,230 5.500 07/01/23 2,384
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 795 5.500 07/01/25 865
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 55 5.620 07/01/28 38
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 310 5.620 07/01/29 201

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 730 6.302 07/01/35 331
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 125 5.601 07/01/37 51
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 1,500 5.250 07/01/21 1,563
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 490 6.000 07/01/24 504
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,948 4.329 07/01/40 7,051
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 32
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 624 4.784 07/01/58 643
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 104 2.900 07/01/24 91
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 394 2.960 07/01/27 315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 4.023 07/01/29 204
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 249 3.169 07/01/31 173
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 585 3.447 07/01/33 368
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 226
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 119 10.144 08/01/40 16
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 363 0.010 08/01/40 17
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 645 11.348 08/01/44 45
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 1,600 8.081 08/01/45 216
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,860 12.549 08/01/45 231
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 4,321 5.179 07/01/46 1,123
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 2,176 5.313 07/01/51 422
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(ž) 1,333 4.750 07/01/53 1,377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,435 5.000 07/01/58 10,953
65,079
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 459
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,494
1,953
South Carolina - 0.9%
South Carolina Jobs - Economic Development Authority Revenue Bonds 1,465 5.250 11/15/47 1,610
South Carolina Jobs - Economic Development Authority Revenue Bonds 135 5.000 11/15/47 155
South Carolina Public Service Authority Revenue Bonds 2,865 5.000 12/01/39 3,253
South Carolina Public Service Authority Revenue Bonds 725 5.000 12/01/46 817
South Carolina State Public Service Authority Revenue Bonds 250 5.250 12/01/55 288
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae) 20 5.250 07/01/25 24
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,770
South Carolina Transportation Infrastructure Bank Revenue Bonds 105 5.250 07/01/55 120
8,037
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 100 5.000 08/01/49 118
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,207
Greenville Health & Educational Facilities Board Revenue Bonds 270 4.000 07/01/40 290
Johnson City Health & Educational Facilities Board Revenue Bonds 1,000 5.000 08/15/42 1,076
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/40 116
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 1,148
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 115
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 24

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 41
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 58
5,193
Texas - 4.4%
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 845
Bexar County Health Facilities Development Corp. Revenue Bonds 600 5.000 07/15/42 672
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 70
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 54
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 1,065
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 113
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/46 114
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,349
City of Aubrey Revenue Bonds 660 7.250 09/01/45 705
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds(Þ) 330 5.125 11/01/33 351
City of Celina Special Assessment Revenue Bonds(Þ) 165 4.125 09/01/39 165
City of Celina Texas Special Assessment 50 6.250 09/01/45 53
City of Celina Texas Special Assessment 100 7.500 09/01/45 109
City of Fort Worth Special Assessment Bonds(Þ) 150 5.000 09/01/32 157
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 106
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 153
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 95
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 681
City of Houston Airport Facilities Revenue Bonds 1,300 5.000 07/15/35 1,452
City of Houston Airport System Revenue Bonds 2,995 5.000 07/15/28 3,585
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 559
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 1,124
City of Justin Special Assessment Bonds(Þ) 270 5.500 09/01/47 282
City of Kyle Special Assessment Revenue Bonds(Þ) 100 4.625 09/01/39 103
City of Kyle Special Assessment Revenue Bonds(Þ) 100 4.750 09/01/44 103
City of Lavon Special Assessment(Þ) 100 4.250 09/15/39 99
City of Lavon Special Assessment(Þ) 100 4.500 09/15/49 100
City of Mesquite Special Assessment Revenue Bonds(Þ) 100 5.750 09/15/39 102
City of Mesquite Special Assessment Revenue Bonds(Þ) 1,000 5.375 09/01/48 1,051
City of Mesquite Special Assessment Revenue Bonds(Þ) 150 6.000 09/15/49 153
City of Oak Point Special Assessment Bonds(Þ) 100 4.125 09/01/48 103
City of Oak Point Special Assessment Bonds(Þ) 100 4.500 09/01/48 103
City of Princeton Special Assessment(Þ) 100 4.500 09/01/39 99
City of Princeton Special Assessment(Þ) 100 5.500 09/01/39 99
City of Princeton Special Assessment(Þ) 100 4.750 09/01/49 99
City of Princeton Special Assessment(Þ) 100 5.750 09/01/49 99
City of Princeton Special Assessment(Þ) 130 4.875 09/01/48 137
City of Royse City Special Assessment(Þ) 125 4.125 09/15/39 124
City of Shenandoah Special Assessment Bonds 100 4.500 09/01/23 101
City of Shenandoah Special Assessment Bonds 145 5.700 09/01/47 151
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 544
County of Harris Revenue Bonds(µ)(Ê) 1,210 2.468 08/15/35 1,142

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 220
Edinburg Economic Development Corp. Revenue Bonds(Þ) 100 4.500 08/15/35 104
Edinburg Economic Development Corp. Revenue Bonds(Þ) 100 5.000 08/15/44 105
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 243
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/23 662
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/23 477
Grand Parkway Transportation Corp. Revenue Bonds 2,500 5.500 04/01/53 2,811
Houston Independent School District General Obligation Limited 2,000 4.000 02/15/42 2,212
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê) 600 1.480 08/01/34 600
Mission Economic Development Corp. Revenue Bonds(Þ) 1,050 4.625 10/01/31 1,138
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 166
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 221
New Hope Cultural Education Facilities Corp. Revenue Bonds 55 5.000 04/01/36 56
New Hope Cultural Education Facilities Corp. Revenue Bonds 1,500 4.750 04/01/46 1,531
New Hope Cultural Education Facilities Corp. Revenue Bonds(Þ) 100 5.000 08/15/51 109
North East Texas Regional Mobility Authority Revenue Bonds 385 5.000 01/01/41 433
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,725
North Texas Tollway Authority Revenue Bonds 1,500 5.000 01/01/48 1,758
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,430
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 216
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 797
Texas State Transportation Revenue Bonds 100 5.000 12/31/50 111
Texas State Transportation Revenue Bonds 100 5.000 12/31/55 111
Texas Water Development Board Revenue Bonds 855 5.000 04/15/49 1,043
Town of Argyle Special Assessment(Þ) 155 4.250 09/01/23 157
Town of Argyle Special Assessment(Þ) 145 5.250 09/01/47 151
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 214
Town of Little Elm Special Assessment(Þ) 100 5.000 09/01/47 103
Town of Little Elm Special Assessment(Þ) 730 5.750 09/01/38 778
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 403
41,512
Utah - 0.4%
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,576
Utah Infrastructure Agency Telecommunication Revenue Bonds 2,000 5.000 10/15/37 2,261
3,837
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 1,050 5.000 10/01/42 1,167
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,712
2,879
Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds 535 4.000 10/01/22 525
Virgin Islands Public Finance Authority Revenue Bonds 500 5.000 10/01/22 501
Virgin Islands Public Finance Authority Revenue Bonds 725 5.000 10/01/25 729
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.000 10/01/26 1,002
Virgin Islands Public Finance Authority Revenue Bonds 180 5.000 10/01/29 181
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.250 10/01/29 1,005
Virgin Islands Public Finance Authority Revenue Bonds 650 6.625 10/01/29 652
Virgin Islands Public Finance Authority Revenue Bonds 2,220 5.000 10/01/32 2,211
Virgin Islands Public Finance Authority Revenue Bonds 490 6.750 10/01/37 491

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 445
Virgin Islands Water & Power Authority - Electric System Revenue Bonds 250 5.000 07/01/31 231
7,973
Virginia - 0.9%
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,987
Tobacco Settlement Financing Corp. Revenue Bonds 640 6.706 06/01/46 617
Tobacco Settlement Financing Corp. Revenue Bonds(ž) 2,250 8.479 06/01/47 238
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 125
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 1,415
Virginia Small Business Financing Authority Revenue Bonds 150 5.000 07/01/34 160
Virginia Small Business Financing Authority Revenue Bonds 705 5.000 01/01/40 751
Virginia Small Business Financing Authority Revenue Bonds 300 5.000 12/31/52 343
Virginia Small Business Financing Authority Revenue Bonds 2,600 5.000 12/31/56 2,967
8,603
Washington - 0.8%
Washington Health Care Facilities Authority Revenue Bonds 210 5.000 08/01/49 247
Washington State Convention Center Public Facilities District Revenue Bonds 950 5.000 07/01/48 1,138
Washington State Convention Center Public Facilities District Revenue Bonds 2,300 4.000 07/01/58 2,482
Washington State Convention Center Public Facilities District Revenue Bonds 1,635 5.000 07/01/58 1,933
Washington State Housing Finance Commission Revenue Bonds(Þ) 150 5.000 01/01/49 164
Washington State Housing Finance Commission Revenue Bonds(Þ) 200 5.000 01/01/55 217
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,619
7,800
West Virginia - 0.2%
County of Ohio WV Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 55
County of Ohio WV Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 147
County of Ohio WV Special District Excise Tax Revenue Bonds 150 3.250 03/01/41 149
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 121
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 91
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 387
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 683
1,633
Wisconsin - 0.8%
Public Energy Authority Revenue Bonds 725 5.350 12/01/45 848
Public Finance Authority Education Revenue Bonds(Þ) 20 4.000 06/15/29 21
Public Finance Authority Education Revenue Bonds(Þ) 525 5.000 06/15/39 551
Public Finance Authority Education Revenue Bonds(Þ) 25 5.000 06/15/49 26
Public Finance Authority Education Revenue Bonds(Þ) 25 5.000 06/15/54 26
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 109
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 788
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 824
Public Finance Authority Revenue Bonds(Þ) 630 5.250 05/15/37 711
Public Finance Authority Revenue Bonds(Þ) 750 5.250 05/15/42 840
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 533
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 373
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/44 117
Public Finance Authority Student Housing Revenue Bonds(µ) 150 4.125 07/01/49 163
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/54 116
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/58 114

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 613
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/44 1,147
7,307
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds 1,860 3.625 07/15/39 1,986
Total Municipal Bonds
(cost $846,115) 906,305
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 25,033,780 (∞) 25,044
Total Short-Term Investments
(cost $25,043) 25,044
Total Investments 98.3%
(identified cost $871,158) 931,349
Other Assets and Liabilities, Net - 1.7%
15,951
Net Assets - 100.0%
947,300

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
11.4%
Allentown Development Authority Tax Revenue Bonds 04/19/18 250,000 106.85 267
281
Allentown Development Authority Tax Revenue Bonds 04/19/18 1,000,000 107.57 1,076
1,164
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,250,000 102.52 3,351
3,628
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 108.50 542
575
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 1,000,000 100.85 1,009
1,124
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108.75 1,631
1,735
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
104
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
104
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99.38 1,064
1,143
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
100
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.16 100
101
Beaumont Community Development District Special Assessment 01/25/19 200,000 100.00 200
213
Brookstone Community Development District Special Assessment 01/23/18 125,000 100.00 125
126
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.43 994
1,148
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.86 1,543
1,722
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.84 1,885
2,022
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106.88 2,830
2,969
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,020,000 95.04 1,920
2,103
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98.33 442
462
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110.88 610
663
California School Finance Authority Revenue Bonds 12/10/15 500,000 107.37 537
556
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 107.06 1,071
1,162
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103.07 2,680
2,902
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 108.07 216
236
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107.18 2,679
2,820
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.90 534
539
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.75 1,078
1,173
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 111.25 111
115
California Statewide Communities Development College Housing Authority
Revenue Bonds 01/16/19 250,000 104.44 261
288
California Statewide Communities Development College Housing Authority
Revenue Bonds 01/16/19 200,000 105.62 211
233
Capital Trust Agency, Inc. Student Housing Revenue Bonds 03/28/19 2,700,000 99.59 2,690
2,828
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98.91 247
270
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.28 365
381
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.60 1,389
1,908
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.02 1,880
2,556
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100.00 330
351
City of Celina Special Assessment Revenue Bonds 09/11/19 165,000 100.00 165
165
City of Fort Worth Special Assessment Bonds 08/16/17 150,000 100.00 150
157
City of Jacksonville Revenue Bonds 06/08/18 250,000 101.00 252
277
City of Justin Special Assessment Bonds 03/27/18 270,000 100.00 270
282
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
103
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
103
City of Lavon Special Assessment 08/21/19 100,000 100.00 100
100
City of Lavon Special Assessment 08/21/19 100,000 99.34 99
99
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,051
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
153
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
102
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.69 1,438
1,467
City of Oak Point Special Assessment Bonds 07/25/18 100,000 100.00 100
103
City of Oak Point Special Assessment Bonds 07/25/18 100,000 99.51 100
103
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
99
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
99
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
99
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 615
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
City of Princeton Special Assessment Bonds 04/24/18 130,000 100.00 130
137
City of Royse City Special Assessment 08/14/19 125,000 99.39 124
124
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 106.84 1,362
1,474
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100.00 85
91
Corkscrew Farms Community Development District Special Assessment 12/13/17 170,000 100.00 170
182
County of Frederick Educational Facilities Revenue Bonds 01/19/18 2,705,000 106.71 2,885
3,014
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.83 114
128
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100.00 230
234
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100.00 600
611
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100.00 130
132
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97.86 979
1,109
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98.79 99
109
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98.88 148
163
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109.84 330
359
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 112.96 260
280
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 113.42 113
120
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 113.79 250
269
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.17 196
219
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.83 198
220
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99.14 740
797
Downtown Doral South Community Development District Special Assessment 09/10/18 500,000 98.88 494
539
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100.00 625
659
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.09 101
105
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.88 100
104
Florida Development Finance Corp. 04/02/19 870,000 100.00 870
822
Florida Development Finance Corp. 04/02/19 175,000 100.00 175
167
Florida Development Finance Corp. 04/02/19 2,450,000 100.00 2,450
2,305
Florida Development Finance Corp. Revenue Bonds 08/01/17 150,000 100.00 150
159
Florida Development Finance Corp. Revenue Bonds 06/20/19 185,000 111.22 206
210
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.34 1,409
1,504
General Authority of Southcentral Pennsylvania Revenue Bonds 10/19/18 1,765,000 107.48 1,897
2,010
Harmony West Community Development District Special Assessment 06/19/18 1,270,000 100.00 1,270
1,363
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103.71 192
204
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
262
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 200,000 102.18 204
216
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.38 1,506
1,654
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
193
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
287
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
1,033
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
256
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
199
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.27 99
99
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.91 99
107
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.31 99
107
Lakewood Ranch Stewardship District Special Assessment 10/18/19 100,000 99.48 99
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
104
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
105
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,753
Marietta Development Authority Revenue Bonds 06/29/17 1,000,000 101.55 1,015
1,106
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107.53 1,344
1,385
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
169
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
113
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.51 246
269
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.10 198
215
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,050,000 99.39 1,044
1,138
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,785,000 101.34 1,809
1,779
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 610,000 99.45 607
628
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.39 40
42
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.62 189
201
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103.35 1,137
1,187
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.90 111
109

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
New York Liberty Development Corp. Revenue Bonds 06/11/15 1,500,000 118.21 1,773
1,784
New York Liberty Development Corp. Revenue Bonds 03/21/17 500,000 103.79 519
551
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103.41 414
454
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 106.65 960
1,073
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
108
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100.00 120
129
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101.88 1,212
1,286
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 111.68 1,117
1,057
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 104.05 1,040
1,046
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/18/19 375,000 100.72 378
399
Philadelphia Authority Industrial Development Revenue Bonds 04/11/18 1,500,000 98.58 1,479
1,594
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.60 498
529
Public Finance Authority Education Revenue Bonds 02/21/19 525,000 101.11 526
551
Public Finance Authority Education Revenue Bonds 05/01/19 25,000 100.73 25
26
Public Finance Authority Education Revenue Bonds 05/01/19 20,000 100.74 20
21
Public Finance Authority Education Revenue Bonds 05/01/19 25,000 101.48 25
26
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.36 775
840
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.72 653
711
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
958
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
578
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.53 226
238
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
222
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
111
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
106
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.62 174
186
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.64 197
215
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 101.04 141
152
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101.07 232
250
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102.89 2,274
2,316
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.12 981
1,074
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.21 99
107
Toscana Isles Community Development District Special Assessment 11/08/18 275,000 98.52 271
301
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.22 99
105
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.31 99
104
Town of Argyle Special Assessment 01/24/18 155,000 100.00 155
157
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
151
Town of Little Elm Special Assessment 12/06/17 100,000 100.36 100
103
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 730,000 100.00 730
778
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100.00 1,000
1,101
Two Lakes Community Development District Special Assessment Bonds 06/19/17 290,000 100.00 290
303
Two Lakes Community Development District Special Assessment Bonds 06/19/17 200,000 102.62 205
223
Union County Improvement Authority Revenue Bonds 10/23/19 350,000 100.00 350
352
Union Park East Community Development District Special Assessment Bonds 06/02/17 500,000 102.89 514
538
Ventana Community Development District Special Assessment 03/01/18 500,000 97.40 487
532
Ventana Community Development District Special Assessment 03/01/18 500,000 97.87 489
532
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98.51 99
107
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
109
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,427
Village Community Development District No. 12 Special Assessment 03/16/18 700,000 100.00 700
748
Village Community Development District No. 12 Special Assessment 06/06/18 700,000 101.32 709
746
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.99 216
217
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.83 163
164
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
159
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
158
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
100
Westside Community Development District Special Assessment 09/20/19 100,000 99.80 100
100
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
128
Wildblue Community Development District Special Assessment 05/23/19 225,000 99.59 224
231
107,677
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 617
D
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 0.570
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 0.570
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Geisinger Authority Revenue Bonds USD 3 Month LIBOR 0.770
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Milledgeville & Baldwin County Development Authority Revenue Bonds USD 3 Month LIBOR 0.600
Milledgeville & Baldwin County Development Authority Revenue Bonds USD 3 Month LIBOR 0.650
New Hampshire Business Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.750
Northern California Gas Authority No. 1 Revenue Bonds USD 3 Month LIBOR 0.720
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.670
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.740
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 20,587 12/19
221
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
221
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(3)
12/21/41
(254) (196) (450)
Morgan Stanley USD 25,460 Three Month LIBOR
(2)
1.750%
(3)
12/18/49
571 (358) 213
Total Open Interest Rate Swap Contracts (å)
317 (554) (237)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Alabama $ — $ 9,889 $ —
$ —
$ 9,889 1.0
Alaska — 6,677 —
—
6,677 0.7
Arizona — 11,743 —
—
11,743 1.2
Arkansas — 2,178 —
—
2,178 0.2
California — 117,664 —
—
117,664 12.4
Colorado — 32,167 —
—
32,167 3.4
Connecticut — 10,235 —
—
10,235 1.1
Delaware — 701 —
—
701 0.1
District of Columbia — 9,359 —
—
9,359 1.0
Florida — 88,076 —
—
88,076 9.3
Georgia — 16,129 —
—
16,129 1.7
Guam — 5,995 —
—
5,995 0.6
Hawaii — 2,952 —
—
2,952 0.3
Idaho — 857 —
—
857 0.1
Illinois — 109,222 —
—
109,222 11.5
Indiana — 3,073 —
—
3,073 0.3
Iowa — 2,876 —
—
2,876 0.3
Kansas — 2,733 —
—
2,733 0.3
Kentucky — 10,087 —
—
10,087 1.1
Louisiana — 14,730 —
—
14,730 1.6
Maine — 2,763 —
—
2,763 0.3
Maryland — 12,128 —
—
12,128 1.3
Massachusetts — 14,148 —
—
14,148 1.5
Michigan — 28,072 —
—
28,072 3.0
Minnesota — 15,445 —
—
15,445 1.6
Mississippi — 2,129 —
—
2,129 0.2
Missouri — 5,992 —
—
5,992 0.6
Montana — 1,724 —
—
1,724 0.2
Nevada — 3,003 —
—
3,003 0.3
New Hampshire — 6,280 —
—
6,280 0.7
New Jersey — 43,611 —
—
43,611 4.6
New Mexico — 103 —
—
103 —
*
New York — 30,174 —
—
30,174 3.2
North Carolina — 4,070 —
—
4,070 0.4
North Dakota — 4,703 —
—
4,703 0.5
Ohio — 46,017 —
—
46,017 4.9
Oklahoma — 6,687 —
—
6,687 0.7
Oregon — 6,390 —
—
6,390 0.7
Pennsylvania — 51,731 —
—
51,731 5.5
Puerto Rico — 65,079 —
—
65,079 6.9
Rhode Island — 1,953 —
—
1,953 0.2

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 619
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
South Carolina — 8,037 —
—
8,037 0.9
Tennessee — 5,193 —
—
5,193 0.5
Texas — 41,512 —
—
41,512 4.4
Utah — 3,837 —
—
3,837 0.4
Vermont — 2,879 —
—
2,879 0.3
Virgin Islands — 7,973 —
—
7,973 0.8
Virginia — 8,603 —
—
8,603 0.9
Washington — 7,800 —
—
7,800 0.8
West Virginia — 1,633 —
—
1,633 0.2
Wisconsin — 7,307 —
—
7,307 0.8
Wyoming — 1,986 —
—
1,986 0.2
Short-Term Investments — — — 25,044 25,044 2.6
Total Investments $ — $ 906,305 $ — $ 25,044 $ 931,349 98.3
Other Assets and Liabilities, Net 1.7
100.0
Other Financial Instruments
Assets
Futures Contracts 221 — —
—
221 —*
Interest Rate Swap Contracts — 213 —
—
213 —*
A
Liabilities
Interest Rate Swap Contracts — (450) —
—
(450) (—)*
Total Other Financial Instruments
**
$ 221 $ (237) $ — $ — $ (16)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 221
Interest rate swap contracts, at fair value 21 3
Total
$ 434
Location: Statement of Assets and Liabilities - Liabilities
Interest rate swap contracts, at fair value $ 450
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,875)
Interest rate swap contracts (7,603)
Total
$ (9,478)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 187
Interest rate swap contracts (2,86 4 )
Total
$ (2,677)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 621
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Interest Rate Swap Contracts Interest rate swap contracts, at fair value $ 213 $ — $ 213
Total Financial and Derivative Assets
213 — 213
Financial and Derivative Assets not subject to a netting agreement
(213) — (213)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Interest Rate Swap Contracts Interest rate swap contracts, at fair value $ 450 $ — $ 450
Total Financial and Derivative Liabilities
450 — 450
Financial and Derivative Liabilities not subject to a netting agreement
(450) — (450)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 871,158
Investments, at fair value(>) ...........................................................................................................................................................
931,349
Cash ............................................................................................................................................................................................... 5,010
Receivables:
Dividends and interest ....................................................................................................................................................... 12,149
Dividends from affiliated funds .......................................................................................................................................... 23
Fund shares sold ................................................................................................................................................................ 2,60 7
From broker (a) ................................................................................................................................................................... 3, 422
Variation margin on futures contracts ................................................................................................................................. 221
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 21 3
Total assets .................................................................................................................................................
954,994
Liabilities
Payables:
Due to broker(b) ................................................................................................................................................................. 144
Investments purchased ...................................................................................................................................................... 6,004
Fund shares redeemed ....................................................................................................................................................... 557
Accrued fees to affiliates .................................................................................................................................................... 435
Other accrued expenses ..................................................................................................................................................... 104
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 450
Total liabilities .............................................................................................................................................
7,694
Net Assets ............................................................................................................................................................
$ 947,300

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 623
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 58,303
Shares of beneficial interest ...........................................................................................................................................................
861
Additional paid-in capital ..............................................................................................................................................................
888,136
Net Assets ............................................................................................................................................................
$ 947,300
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.00
Maximum offering price per share (Net as set value plus sales charge of 3 .75%): Class A ......................................................... $ 11.43
Class A — Net assets ............................................................................................................................................................. $ 5,096,830
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 463,475
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.98
Class C — Net assets ............................................................................................................................................................. $ 3,206,846
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 292,133
Net asset value per share: Class E(#) ............................................................................................................................................. $ 11.05
Class E — Net assets ............................................................................................................................................................. $ 44,618
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 4,039
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.00
Class M — Net assets ............................................................................................................................................................ $ 148,083,812
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 13,462,509
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.00
Class S — Net assets ............................................................................................................................................................. $ 790,867,749
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 71,864,518
Amounts in thousands
(•)     Interest rate swap contracts - premiums paid (received) $ 317
(>)     Investments in affiliates, U.S. Cash Management Fund $ 25,044
(a)     Receivable from Broker for Swaps $ 3,422
(b)     Due to Broker for Futures $ 144
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt High Yield Bond Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2
Dividends from affiliated funds ......................................................................................................................................... 137
Interest .............................................................................................................................................................................. 38,319
Total investment income ...............................................................................................................................................................
38,458
Expenses
Advisory fees .................................................................................................................................................................... 4,224
Administrative fees ........................................................................................................................................................... 409
Custodian fees ................................................................................................................................................................... 109
Distribution fees - Class A ................................................................................................................................................ 12
Distribution fees - Class C ................................................................................................................................................ 19
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 195
Transfer agent fees - Class S ............................................................................................................................................. 1,433
Professional fees ............................................................................................................................................................... 118
Registration fees ............................................................................................................................................................... 129
Shareholder servicing fees - Class C ................................................................................................................................. 6
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 37
Printing fees ...................................................................................................................................................................... 80
Miscellaneous ................................................................................................................................................................... 24
Expenses before reductions .............................................................................................................................................. 6,811
Expense reductions ........................................................................................................................................................... (1,511)
Net expenses .................................................................................................................................................................................
5,300
Net investment income (loss) ........................................................................................................................................................
33,158
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,719
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (1,875)
Interest rate swap contracts ............................................................................................................................................... (7,603)
Net realized gain (loss) ..................................................................................................................................................................
(4,75 8 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 55,97 9
Futures contracts .............................................................................................................................................................. 187
Interest rate swap contracts ............................................................................................................................................... (2,86 4 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... 53, 302
Net realized and unrealized gain (loss) ......................................................................................................................................... 48,54 4
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 81,70 2

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 625
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 33,158 $ 25,974
Net realized gain (loss) ...................................................................................................................... (4,75 8 ) 1,13 2
Net change in unrealized appreciation (depreciation) ....................................................................... 53, 302 (4,878)
Net increase (decrease) in net assets from operations ............................................................................. 81,70 2 22,228
Distributions
To shareholders
Class A .......................................................................................................................................... (178) (16 9 )
Class C .......................................................................................................................................... (75) (51)
Class E .......................................................................................................................................... (11) (10)
Class M ......................................................................................................................................... (3,817) (1,726)
Class S ........................................................................................................................................... (29,390) (22,959)
Net decrease in net assets from distributions .......................................................................................... (33,471) (24,91 5 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 150,938 220,220
Total Net Increase (Decrease) in Net Assets ..........................................................................
199,16 9 217,53 3
Net Assets
Beginning of period .................................................................................................................................
748,13 1 530,598
End of period ..........................................................................................................................................
$ 947,300 $ 748,13 1

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 179 $ 1,923 244 $ 2,559
Proceeds from reinvestment of distributions 15 166 12 132
Payments for shares redeemed (181) (1,947) (160) (1,677)
Net increase (decrease)
13 142 96 1,014
Class C
Proceeds from shares sold 179 1,919 78 823
Proceeds from reinvestment of distributions 7 75 5 51
Payments for shares redeemed (77) (828) (60) (633)
Net increase (decrease)
109 1,166 23 241
Class E
Proceeds from shares sold — — 2 27
Proceeds from reinvestment of distributions 1 11 1 10
Payments for shares redeemed (25) (279) ( — )** (4)
Net increase (decrease)
(24) (268) 3 33
Class M
Proceeds from shares sold 10,439 112,060 2,938 30,742
Proceeds from reinvestment of distributions 356 3,815 165 1,725
Payments for shares redeemed (2,466) (26,548) (756) (7,932)
Net increase (decrease)
8,329 89,327 2,347 24,535
Class S
Proceeds from shares sold 27,056 289,755 26,953 282,715
Proceeds from reinvestment of distributions 2,753 29,317 2,178 22,821
Payments for shares redeemed (24,147) (258,501) (10,599) (111,139)
Net increase (decrease)
5,662 60,571 18,532 194,397
Total increase (decrease)
14,089 $ 150,938 21,001 $ 220,220
** Less than 500 Shares.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
October 31, 2017 10.58 .37 (.17) .20 (.36) (.02)
October 31, 2016 10.11 .38 .48 .86 (.38) (.01)
October 31, 2015(3) 10.00 .13 .08 .21 (.10) —
Class C
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
October 31, 2017 10.56 .29 (.16) .13 (.28) (.02)
October 31, 2016 10.10 .30 .48 .78 (.31) (.01)
October 31, 2015(3) 10.00 .12 .06 .18 (.08) —
Class E
October 31, 2019 10.42 .40 .63 1.03 (.39) (.01)
October 31, 2018 10.43 .39 (.02) .37 (.38) —
October 31, 2017 10.59 .37 (.18) .19 (.33) (.02)
October 31, 2016 10.11 .38 .48 .86 (.37) (.01)
October 31, 2015(3) 10.00 .16 .05 .21 (.10) —
Class M
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
October 31, 2017(8) 10.13 .26 .24 .50 (.23) —
Class S
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04 ) .3 8 (.40) —
October 31, 2017 10.59 .40 (.17) .23 (.39) (.02)
October 31, 2016 10.11 .41 .48 .89 (.40) (.01)
October 31, 2015(3) 10.00 .15 .07 .22 (.11) —

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 629
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.38) 10.40 2.00 3,681 1.08 .89 3.60 71
(.39) 10.58 8.59 1,980 1.13 .89 3.63 22
(.10) 10.11 2.11 1,155 1.12 .89 3.16 23
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.30) 10.39 1.29 1,668 1.83 1.64 2.85 71
(.32) 10.56 7.79 2,096 1.88 1.64 2.86 22
(.08) 10.10 1.82 498 1.88 1.64 2.82 23
(.40) 11.05 10.11 4 4 1.05 .88 3.68 35
(.38) 10.42 3.55 296 1.05 .89 3.71 47
(.35) 10.43 1.89 263 1.08 .88 3.64 71
(.38) 10.59 8.68 18,321 1.13 .89 3.64 22
(.10) 10.11 2.13 16,539 1.15 .89 3.81 23
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.23) 10.40 4.97 28,974 .82 .54 4.00 71
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,94 7 .81 .64 3.96 47
(.41) 10.41 2.25 496,012 .83 .64 3.84 71
(.41) 10.59 8.95 300,321 .88 .64 3.89 22
(.11) 10.11 2.20 231,093 .88 .64 3.57 23

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
630 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 242,724
Administration fees 38,518
Distribution fees 3,099
Shareholder servicing fees 74 0
Transfer agent fees 146,893
Trustee fees 2,617
$ 434,591
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 3,701 $ 253,543 $ 232,201 $ 1 $ — $ 25,044 $ 137 $ —
$ 3,701 $ 253,543 $ 232,201 $ 1 $ — $ 25,044 $ 137 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 871,588,634 $ 63,313,672 $ (3,764,152) $ 59,549,520 $ 3,305,855 $ (4,536,262)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
$ 1,768,872 $ 31,920 $ 31,670,199 $ 836,421 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
632 Tax-Exempt Bond Fund
Tax-Exempt Bond Fund
-
Class A
‡
Total
Return
1 Year 4 .00%
5 Years 2 .09%§
Inception* 2 .88%§
Tax-Exempt Bond Fund
-
Class C
Total
Return
1 Year 7 .30%
5 Years 2 .16%§
10 Years 2 .54%§
Tax-Exempt Bond Fund
-
Class E
Total
Return
1 Year 8 .10%
5 Years 2 .91%§
10 Years 3 .31%§
Tax-Exempt Bond Fund
-
Class M
‡‡
Total
Return
1 Year 8 .46%
5 Years 3 .24%§
Inception* 3 .60%§
Tax-Exempt Bond Fund
-
Class S
Total
Return
1 Year 8 .35%
5 Years 3 .18%§
10 Years 3 .57%§
Bloomberg Barclays Municipal 1-15 Year Blend (1-17)
Index **
Total
Return
1 Year 8 .12%
5 Years 2 .98%§
10 Years 3 .73%§
Tax Exempt Bond Linked Benchmark ***
Total
Return
1 Year 8 .12%
5 Years 2 .98%§
10 Years 3 .58%§

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Tax-Exempt Bond Fund 633
The Tax-Exempt Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide federal tax-exempt current income
consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from
federal income tax.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class M and Class S Shares gained 8.06%,
7.30%, 8.10%, 8.46% and 8.35%, respectively. This is compared to the Fund’s benchmark, the Bloomberg Barclays Municipal
1-15 Year Blend (1-17) Index, which gained 8.12% during
the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Muni National Intermediate Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 8.45%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2019, the U.S. municipal yield curve experienced a bull flattening, with shorter-term yields falling roughly 90 basis points, and longer-term yields falling roughly 130 basis points. Demand for tax exempt credit was strong across the quality spectrum, as the Tax Cuts and
Jobs Act reduced supply by eliminating the tax-exempt status of advanced refunding bonds, while demand remained robust from
the retail sector, especially in the declining yield environment.
The Bloomberg Barclays U.S. Municipal 1-15 Year Blend (1-17)
Index exhibited very strong performance, returning 8.12% for the fiscal year, as mutual funds saw notable inflows.
The Fund will tend to perform well in markets where revenue
and industrial development sectors lead. This is generally an environment where the economy and the state-level political
environment are stable and a higher coupon can be clipped,
or an environment where municipal tax receipts are stable or increasing, providing a better ability for issuers to service their debt. This may also be generalized as a “risk on” market where investors are generally bullish about the economy. Environments that feature sharp rises in interest rates or mass sell offs in fixed income risk assets (e.g., the 2008 financial crisis) will tend to be unfavorable for the Fund. The fiscal year ended October 31,
2019 can be summarized by the ongoing effects of tax reform in
December 2017, strong retail demand, lower supply and declining rates, all of which provided for a favorable environment for Fund performance.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative asset allocation had a positive impact on the Fund’s relative performance over the period. An overweight to hospitals, transportation, Illinois and Chicago
City Schools was beneficial. In addition, an overweight to
BBB securities and an underweight to AAA securities led to
outperformance as lower quality security spreads tightened more than their higher quality cohorts. Duration hedging detracted from performance as government yields came down during the
period.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
MacKay Shields LLC outperformed the Fund’s benchmark for
the one-year period primarily due to an overweight to BBB-rated securities and beneficial sector rotation. Overweights to hospital and special tax bonds were positive, as riskier quality sectors outperformed as investors sought higher yields.
Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
also outperformed the Fund’s benchmark over the period. Sector selection was beneficial, specifically the exposure within insured
Puerto Rico and Illinois bonds, which had a very strong rally on the back of improved fundamentals.
During the period, Goldman Sachs used interest rate futures to hedge the long duration position that resulted from their cash bond strategy. This detracted from performance, given that the municipal yield curve shifted down across all maturities during the fiscal year.

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
634 Tax-Exempt Bond Fund
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on November 1, 2009.
** The Bloomberg Barclays 1-15 Year Municipal Blend (1-17) Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-17 years.
*** The Tax Exempt Bond Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax Exempt Bond Linked Benchmark represents the returns of the Bloomberg Barclays 1-10 Year
Municipal Blend (1-12) Index through June 30, 2013 and the returns of the Bloomberg Barclays Municipal 1-15 Year Municipal Blend (1-17) Index thereafter.
‡ The Fund’s performance inception date for Class A Shares was May 28, 2010.  The returns shown for Class A Shares prior to that date are the returns of Class
E Shares. Class A Shares will have substantially similar returns as the Class E Shares because the Shares of each Class ae invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.  Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class E Shares.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Tax-Exempt Bond Fund 635
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.30 $ 1,021.12
Expenses Paid During Period* $ 4.15 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,027.90 $ 1,017.54
Expenses Paid During Period* $ 7.77 $ 7.73
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.50 $ 1,021.32
Expenses Paid During Period* $ 3.94 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
636 Tax-Exempt Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,033.40 $ 1,023.04
Expenses Paid During Period* $ 2.20 $ 2.19
* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,032.50 $ 1,022.58
Expenses Paid During Period* $ 2.66 $ 2.65
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.1%
Alabama - 2.0%
Alabama 21st Century Authority Revenue Bonds 545 5.000 06/01/20 556
Alabama Community College System Board of Trustees Revenue Bonds(µ) 150 4.000 01/01/33 170
Alabama Community College System Board of Trustees Revenue Bonds(µ) 200 4.000 01/01/34 227
Alabama Community College System Board of Trustees Revenue Bonds(µ) 300 4.000 01/01/36 338
Alabama Community College System Board of Trustees Revenue Bonds(µ) 530 4.000 01/01/38 593
Alabama Community College System Board of Trustees Revenue Bonds(µ) 380 4.000 01/01/39 424
Alabama Federal Aid Highway Finance Authority Revenue Bonds 7,000 5.000 09/01/26 8,679
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 2,177
Bessemer Governmental Utility Services Corp. Revenue Bonds(µ) 1,000 5.000 06/01/31 1,215
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê) 11,000 4.000 07/01/46 11,405
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,313
City of Gadsden General Obligation Unlimited(µ) 1,690 5.000 08/01/27 2,083
County of Jefferson Alabama Sewer Revenue Bonds 2,230 5.000 10/01/22 2,443
Homewood Educational Building Authority Revenue Bonds(µ) 485 5.000 12/01/26 534
Limestone County Board of Education Special Tax(µ) 1,000 5.000 11/01/30 1,125
Limestone County Board of Education Special Tax(µ) 1,000 5.000 11/01/31 1,123
Mobile County Board of School Commissioners Revenue Bonds 1,445 5.000 03/01/32 1,553
Pell City Special Care Facilities Financing Authority Revenue Bonds 9,000 5.000 12/01/31 9,595
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 831
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê) 2,000 2.044 06/01/49 1,991
Troy University Revenue Bonds(µ) 2,280 5.000 11/01/37 2,748
University of South Alabama Revenue Bonds(µ) 1,530 5.000 11/01/24 1,782
University of South Alabama Revenue Bonds(µ) 1,695 5.000 11/01/25 2,025
University of South Alabama Revenue Bonds(µ) 1,000 5.000 10/01/31 1,222
University of South Alabama Revenue Bonds(µ) 715 5.000 10/01/32 871
University of South Alabama Revenue Bonds(µ) 325 5.000 10/01/36 392
58,415
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds 3,600 3.500 12/01/20 3,604
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,295
City of Valdez Revenue Bonds 750 5.000 01/01/21 780
City of Valdez Revenue Bonds(~)(Ê) 2,100 1.170 05/01/31 2,100
Northern Tobacco Securitization Corp. Revenue Bonds 350 5.000 06/01/32 350
8,129
Arizona - 2.0%
Arizona Health Facilities Authority Revenue Bonds(Ê) 6,625 2.216 01/01/37 6,478
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 573
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 320
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,475
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,229
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,341
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/37 310
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,272
Arizona Industrial Development Authority Revenue Bonds 200 5.000 01/01/38 224
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,205
Arizona Industrial Development Authority Revenue Bonds 195 5.000 01/01/43 218
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 269

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
638 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 538
Arizona Industrial Development Authority Revenue Bonds 250 5.000 01/01/49 274
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 307
Arizona Industrial Development Authority Revenue Bonds 100 5.125 01/01/54 110
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 3,201
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 3,100
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,470
County of Pinal Arizona Revenue Bonds 1,775 5.000 08/01/25 2,074
Entertainment Center Community Facilities District Revenue Bonds 3,513 4.000 07/01/37 3,643
Festival Ranch Community Facilities District General Obligation Unlimited(µ) 850 4.000 07/15/36 932
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 1,052
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,233
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,137
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 981
Maricopa County Industrial Development Authority Revenue Bonds(ae)(Ê) 2,000 1.470 01/01/35 2,004
Maricopa County Industrial Development Authority Revenue Bonds 1,860 4.000 01/01/41 2,061
Maricopa County Pollution Control Corp. Revenue Bonds(~)(ae)(Ê) 2,310 5.200 06/01/43 2,357
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ) 325 5.000 07/01/29 402
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ) 250 5.000 07/01/30 308
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 275 5.000 07/01/21 292
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 250 5.000 07/01/27 311
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 125 5.000 07/01/28 155
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 215 5.000 07/01/29 264
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 765 5.000 07/01/30 937
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,430
Salt Verde Financial Corp. Revenue Bonds 1,075 5.250 12/01/24 1,252
Student & Academic Services LLC Revenue Bonds(µ) 200 5.000 06/01/26 231
Student & Academic Services LLC Revenue Bonds(µ) 425 5.000 06/01/27 490
Student & Academic Services LLC Revenue Bonds(µ) 390 5.000 06/01/28 448
Tempe Industrial Development Authority Revenue Bonds(Þ) 5,000 4.000 10/01/23 5,048
Town of Marana Arizona Revenue Bonds 1,515 5.000 07/01/26 1,715
Town of Marana Arizona Revenue Bonds 800 5.000 07/01/27 904
Town of Marana Arizona Revenue Bonds 1,485 5.000 07/01/28 1,678
59,253
Arkansas - 0.5%
City of Fort Smith AR Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 4,377
City of Hot Springs Waterworks Revenue Bonds(µ) 310 4.000 10/01/33 340
City of Hot Springs Waterworks Revenue Bonds(µ) 300 4.000 10/01/35 328
City of Hot Springs Waterworks Revenue Bonds(µ) 600 4.000 10/01/36 654
City of Hot Springs Waterworks Revenue Bonds(µ) 600 4.000 10/01/37 653
County of Pulaski Arkansas Revenue Bonds 1,000 5.000 03/01/29 1,204
Little Rock Water Reclamation System Revenue Bonds 1,045 4.000 04/01/21 1,086
Sherwood Sales & Use Tax Revenue Bonds 200 5.000 12/01/19 201
Sherwood Sales & Use Tax Revenue Bonds 495 4.000 12/01/30 562
Sherwood Sales & Use Tax Revenue Bonds 1,370 3.050 12/01/43 1,429

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Arkansas University Revenue Bonds(µ) 1,005 4.000 03/01/33 1,076
Southern Arkansas University Revenue Bonds(µ) 1,500 4.000 03/01/36 1,592
University of Central Arkansas Revenue Bonds(µ) 400 3.250 11/01/33 420
University of Central Arkansas Revenue Bonds(µ) 325 5.000 11/01/36 381
14,303
California - 9.0%
Alum Rock Union Elementary School District General Obligation Unlimited(µ) 400 5.000 08/01/20 412
Banning Unified School District General Obligation Unlimited(µ) 500 5.000 08/01/28 613
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,118
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 745
Brentwood Infrastructure Financing Authority Special Assessment(µ) 995 5.000 09/02/29 1,159
Brentwood Union School District General Obligation Unlimited 100 5.000 08/01/30 123
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 244
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 304
California Educational Facilities Authority Revenue Bonds 110 5.000 10/01/23 126
California Educational Facilities Authority Revenue Bonds 100 5.000 10/01/24 118
California Educational Facilities Authority Revenue Bonds 225 5.000 12/01/24 263
California Educational Facilities Authority Revenue Bonds 100 5.000 10/01/25 122
California Educational Facilities Authority Revenue Bonds 235 5.000 12/01/25 281
California Educational Facilities Authority Revenue Bonds 110 5.000 10/01/26 137
California Educational Facilities Authority Revenue Bonds 320 5.000 11/01/26 391
California Educational Facilities Authority Revenue Bonds 250 5.000 12/01/26 305
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 254
California Educational Facilities Authority Revenue Bonds 135 5.000 11/01/27 168
California Educational Facilities Authority Revenue Bonds 370 5.000 12/01/27 461
California Educational Facilities Authority Revenue Bonds 375 5.000 12/01/28 474
California Educational Facilities Authority Revenue Bonds 365 5.000 12/01/29 458
California Educational Facilities Authority Revenue Bonds 810 5.000 10/01/30 1,027
California Educational Facilities Authority Revenue Bonds 525 5.000 12/01/30 655
California Educational Facilities Authority Revenue Bonds 450 5.000 12/01/31 561
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 559
California Educational Facilities Authority Revenue Bonds 475 5.000 12/01/32 590
California Educational Facilities Authority Revenue Bonds 500 5.000 12/01/33 619
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 995
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/26 1,232
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,596
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,698
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 11/15/29 1,101
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 441
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 723
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,920
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 364
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 492
California Municipal Finance Authority Revenue Bonds 1,825 2.000 07/01/24 1,839
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 121
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 882
California Municipal Finance Authority Revenue Bonds 410 5.000 10/01/27 505
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 281
California Municipal Finance Authority Revenue Bonds 11,100 5.000 05/15/30 13,760

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
640 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 475 5.000 10/01/30 589
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 443
California Municipal Finance Authority Revenue Bonds 370 5.000 01/01/32 467
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 988
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,467
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê) 2,990 0.870 05/15/24 2,990
California Statewide Communities Development Authority Revenue Bonds 1,470 5.000 05/15/23 1,653
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,630 3.500 11/01/27 2,834
California Statewide Communities Development Authority Revenue Bonds(Þ) 350 5.000 12/01/27 416
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 334
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,608
California Statewide Communities Development Authority Revenue Bonds 900 5.000 08/01/34 1,006
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 964
Camarillo Community Development Commission Successor Agency Tax Allocation(µ) 425 4.000 09/01/38 471
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ) 560 5.000 08/01/32 645
Centinela Valley Union High School District General Obligation Unlimited(ae) 500 5.750 08/01/27 588
Centinela Valley Union High School District General Obligation Unlimited(ae) 1,000 5.750 08/01/28 1,176
Centinela Valley Union High School District General Obligation Unlimited(ae) 650 5.750 08/01/29 764
City & County of San Francisco Certificates of Participation 900 5.000 04/01/26 903
City of Bell General Obligation Unlimited(µ) 500 3.375 08/01/33 535
City of Bell General Obligation Unlimited(µ) 500 3.375 08/01/34 532
City of Clovis Wastewater Revenue Bonds(µ) 1,250 5.000 08/01/28 1,580
City of Lemoore Water Revenue Bonds(µ) 230 5.000 06/01/33 286
City of Lemoore Water Revenue Bonds(µ) 500 5.000 06/01/38 610
City of Lemoore Water Revenue Bonds(µ) 600 5.000 06/01/39 730
City of Los Angeles Department of Airports Revenue Bonds 1,655 5.000 05/15/29 1,690
City of Sacramento Unified School District General Obligation Unlimited(µ) 3,000 5.000 07/01/31 3,270
City of Susanville CA Natural Gas Revenue Bonds(µ) 735 4.000 06/01/32 855
Compton Unified School District General Obligation Unlimited(µ) 1,250 4.000 06/01/30 1,451
Compton Unified School District General Obligation Unlimited(µ) 2,000 4.000 06/01/31 2,304
Compton Unified School District General Obligation Unlimited(µ) 1,850 4.000 06/01/32 2,116
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,868
County of Los Angeles California Certificate of Participation 200 5.000 09/01/20 207
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 1,105 5.000 09/01/28 1,376
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 400 5.000 09/01/29 497
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 775 5.000 09/01/32 945
Dinuba Redevelopment Agency Tax Allocation(µ) 590 5.000 09/01/33 685
Dixon Unified School District General Obligation Unlimited(µ) 110 5.000 08/01/34 141
Dixon Unified School District General Obligation Unlimited(µ) 275 5.000 08/01/36 348
Florin Resource Conservation District Revenue Bonds(µ) 450 5.000 09/01/24 527
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,407
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 5.000 06/01/31 11,997
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 12,784
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,722
Golden State Tobacco Securitization Corp. Revenue Bonds 1,740 3.500 06/01/36 1,776
Grossmont- Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 537
Grossmont- Cuyamaca Community College District General Obligation Unlimited 500 5.000 08/01/35 630
Grossmont- Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,256

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grossmont- Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,403
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds(µ) 1,000 5.000 06/01/36 1,199
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 760 5.000 08/15/29 967
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 410 5.000 08/15/30 517
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,845 5.000 08/15/31 2,307
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,625 5.000 08/15/32 2,019
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,100 5.000 08/15/33 1,364
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ) 350 5.000 05/01/27 437
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ) 1,000 5.000 05/01/33 1,215
Inglewood Unified School District General Obligation Unlimited(µ) 250 4.000 08/01/26 288
Inglewood Unified School District General Obligation Unlimited(µ) 250 4.000 08/01/27 292
Inglewood Unified School District General Obligation Unlimited(µ) 620 5.000 08/01/28 757
Inglewood Unified School District General Obligation Unlimited(µ) 600 5.000 08/01/29 729
Inglewood Unified School District General Obligation Unlimited(µ) 400 5.000 08/01/30 487
Inglewood Unified School District General Obligation Unlimited(µ) 790 5.000 08/01/31 950
Inglewood Unified School District General Obligation Unlimited(µ) 345 5.000 08/01/32 409
Inglewood Unified School District General Obligation Unlimited(µ) 500 5.000 08/01/33 591
Irvine Unified School District Special Tax 60 5.000 09/01/30 76
Irvine Unified School District Special Tax 50 5.000 09/01/32 63
Irvine Unified School District Special Tax 60 5.000 09/01/34 75
Irvine Unified School District Special Tax 75 5.000 09/01/36 93
Lake Elsinore School Financing Authority Special Tax(µ) 750 5.000 10/01/34 966
Lake Elsinore School Financing Authority Special Tax(µ) 1,490 5.000 10/01/35 1,913
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ) 1,380 5.000 08/01/33 1,658
Los Angeles Community College District General Obligation Unlimited 1,950 4.000 08/01/37 2,187
Lynwood Unified School District General Obligation Unlimited(µ) 565 2.769 08/01/31 410
Lynwood Unified School District General Obligation Unlimited(µ) 500 2.943 08/01/32 345
Lynwood Unified School District General Obligation Unlimited(µ) 685 3.113 08/01/33 449
Lynwood Unified School District General Obligation Unlimited(µ) 630 3.256 08/01/34 393
Lynwood Unified School District General Obligation Unlimited(µ) 785 3.381 08/01/35 465
Lynwood Unified School District General Obligation Unlimited(µ) 990 3.478 08/01/36 558
Lynwood Utility Authority Revenue Bonds(µ) 450 5.000 06/01/31 546
Lynwood Utility Authority Revenue Bonds(µ) 465 5.000 06/01/32 563
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,873
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
Coupon 08/01/31 4,255
Oakland Unified School District General Obligation Unlimited(µ) 1,000 4.000 08/01/34 1,132
Oxnard Financing Authority Revenue Bonds(µ) 775 5.000 06/01/34 893
Oxnard School District General Obligation Unlimited(µ) 810 5.250 08/01/28 982
Oxnard School District General Obligation Unlimited(µ) 325 5.250 08/01/29 393
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 120 5.000 10/01/27 151
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 350 5.000 10/01/29 440
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 185 5.000 10/01/30 232
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 390 5.000 10/01/31 487
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 405 5.000 10/01/32 503
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,681
Paramount Unified School District General Obligation Unlimited(µ) 1,355 2.845 08/01/34 896
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ) 1,900 5.000 09/01/25 2,272
Reef-Sunset Unified School District General Obligation Unlimited(µ) 665 5.000 08/01/38 806

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
642 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 3,425 2.120 05/15/37 3,304
Rio Vista Public Financing Authority Special Tax 505 5.000 09/01/26 612
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 331
Rio Vista Public Financing Authority Special Tax 285 5.000 09/01/29 341
Riverside County Public Financing Authority Tax Allocation(µ) 2,270 5.000 10/01/27 2,740
Riverside County Public Financing Authority Tax Allocation(µ) 1,000 5.000 10/01/28 1,205
Riverside County Public Financing Authority Tax Allocation(µ) 1,150 5.000 10/01/30 1,379
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 425
Zero
Coupon 10/01/23 440
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 490
Zero
Coupon 10/01/28 544
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 1,010
Zero
Coupon 10/01/37 1,088
Rosemead Community Development Commission Successor Agency Tax Allocation(µ) 490 5.000 10/01/27 611
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê) 4,200 1.962 12/01/35 4,026
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê) 600 1.980 06/01/34 569
Salinas City Elementary School District General Obligation Unlimited(µ) 2,950 3.622 07/01/34 1,750
Salinas City Elementary School District General Obligation Unlimited(µ) 1,885 3.775 07/01/36 1,016
Salinas City Elementary School District General Obligation Unlimited(µ) 3,180 3.835 07/01/37 1,635
San Francisco City & County Public Utilities Commission Water Revenue Bonds(ae) 2,685 5.000 11/01/27 2,898
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 119
San Jacinto Unified School District Financing Authority Special Tax 250 5.000 09/01/44 293
San Jacinto Unified School District Financing Authority Special Tax 375 5.000 09/01/49 438
San Leandro Unified School District General Obligation Unlimited(µ) 430 5.000 08/01/34 528
San Ysidro School District Certificate Of Participation(µ) 1,175 5.000 09/01/28 1,398
Sanger Unified School District General Obligation Unlimited(µ) 525 5.000 08/01/31 654
Sanger Unified School District General Obligation Unlimited(µ) 780 5.000 08/01/33 966
Sanger Unified School District General Obligation Unlimited(µ) 1,275 5.000 08/01/34 1,570
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 593
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 589
Santa Ana Unified School District Certificate of Participation(µ) 1,000 5.000 04/01/29 1,271
Santa Ana Unified School District Certificate of Participation(µ) 830 5.000 04/01/31 1,039
Santa Ana Unified School District Certificate of Participation(µ) 650 5.000 04/01/32 811
Santa Ana Unified School District Certificate of Participation(µ) 1,360 5.000 04/01/33 1,687
Santa Ana Unified School District Certificate of Participation(µ) 1,425 5.000 04/01/34 1,762
Santa Ana Unified School District Certificate of Participation(µ) 1,500 5.000 04/01/35 1,850
Santa Ana Unified School District Certificate of Participation(µ) 2,120 5.000 04/01/36 2,602
Santa Rosa Elementary School District General Obligation Unlimited(µ) 280 5.000 08/01/30 346
Santa Rosa Elementary School District General Obligation Unlimited(µ) 320 5.000 08/01/31 393
Santa Rosa Elementary School District General Obligation Unlimited(µ) 355 5.000 08/01/32 435
Santa Rosa Elementary School District General Obligation Unlimited(µ) 385 5.000 08/01/33 471
Santa Rosa Elementary School District General Obligation Unlimited(µ) 440 5.000 08/01/34 536
Santa Rosa Elementary School District General Obligation Unlimited(µ) 580 5.000 08/01/36 704
Santa Rosa High School District General Obligation Unlimited(µ) 850 5.000 08/01/33 1,039
Santa Rosa High School District General Obligation Unlimited(µ) 1,100 5.000 08/01/35 1,338
Shasta Lake Public Finance Authority Tax Allocation(µ) 135 5.000 12/01/25 165
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,943
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 975
South Orange County Public Financing Authority Special Assessment(µ) 700 5.000 08/15/30 897

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Orange County Public Financing Authority Special Assessment(µ) 385 5.000 08/15/31 490
Southern California Public Power Authority Revenue Bonds 1,000 5.000 07/01/23 1,026
State of California General Obligation Unlimited 1,175 5.000 04/01/24 1,370
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,919
State of California General Obligation Unlimited 7,095 5.000 11/01/25 8,167
State of California General Obligation Unlimited 5,760 5.000 03/01/26 6,884
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,889
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,949
State of California General Obligation Unlimited 2,575 5.000 10/01/27 3,145
State of California General Obligation Unlimited 2,500 5.250 09/01/28 2,686
State of California General Obligation Unlimited 450 5.000 02/01/31 488
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 56
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 61
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 60
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 70
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 71
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 76
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 51
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 158
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 132
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 156
Stockton Public Financing Authority Water Revenue Bonds(µ) 750 5.000 10/01/28 967
Stockton Public Financing Authority Water Revenue Bonds(µ) 1,565 5.000 10/01/30 1,984
Stockton Public Financing Authority Water Revenue Bonds(µ) 270 5.000 10/01/31 341
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 157
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 216
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 163
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 324
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 317
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 161
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 80
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 160
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 158
Vallecito Union School District General Obligation Unlimited 3,250 1.395 08/01/22 3,128
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,436
263,289
Colorado - 3.0%
Arista Metropolitan District General Obligation Limited 500 4.375 12/01/28 535
Arista Metropolitan District General Obligation Limited 1,240 5.000 12/01/38 1,336
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,210
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,468
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,221
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,206
BNC Metropolitan District No. 1 General Obligation Unlimited(µ) 360 5.000 12/01/32 434
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited 515 4.000 12/01/27 531
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ) 1,000 5.000 12/01/35 1,223
Centerra Metropolitan District No. 1 Tax Allocation(Þ) 1,200 5.000 12/01/29 1,296
City & County of Denver Colorado Airport System Revenue Bonds 2,065 5.000 11/15/25 2,298
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,136

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
644 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 967
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 82
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 09/01/30 1,746
Colorado Health Facilities Authority Revenue Bonds 4,350 5.000 08/01/32 5,313
Colorado Health Facilities Authority Revenue Bonds 6,095 5.000 08/01/33 7,424
Colorado Health Facilities Authority Revenue Bonds 4,790 5.000 08/01/34 5,820
Colorado Health Facilities Authority Revenue Bonds 3,120 5.000 08/01/35 3,773
Colorado Health Facilities Authority Revenue Bonds 200 4.000 01/01/36 230
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/36 434
Colorado Health Facilities Authority Revenue Bonds 145 5.000 08/01/37 174
Colorado Health Facilities Authority Revenue Bonds 215 5.000 08/01/38 257
Colorado Health Facilities Authority Revenue Bonds 430 5.000 08/01/39 513
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê) 2,680 2.800 05/15/42 2,774
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê) 795 5.000 08/01/49 939
Colorado Housing & Finance Authority Revenue Bonds 2,000 4.250 11/01/49 2,213
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,895
Denver Health & Hospital Authority Certificates of Participation 730 5.000 12/01/23 824
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 150
Denver Health & Hospital Authority Revenue Bonds 220 5.000 12/01/31 275
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 592
Denver Health & Hospital Authority Revenue Bonds 295 4.250 12/01/33 314
Denver Health & Hospital Authority Revenue Bonds(Þ) 1,000 5.000 12/01/34 1,197
Denver Urban Renewal Authority Tax Allocation 1,660 5.000 12/01/21 1,786
Denver Urban Renewal Authority Tax Allocation(Þ) 1,600 5.250 12/01/39 1,712
Dominion Water & Sanitation District Revenue Bonds 5,500 5.250 12/01/27 5,869
E-470 Public Highway Authority Revenue Bonds 1,250 5.375 09/01/26 1,290
Eaton Area Park & Recreation District General Obligation Limited 470 5.500 12/01/30 504
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,357
Grand River Hospital District General Obligation Unlimited(µ) 1,000 5.250 12/01/34 1,251
Grand River Hospital District General Obligation Unlimited(µ) 500 5.250 12/01/35 624
Grand River Hospital District General Obligation Unlimited(µ) 2,555 5.250 12/01/37 3,167
High Plains Metropolitan District General Obligation Unlimited(µ) 500 5.000 12/01/35 593
Park 70 Metropolitan District General Obligation Unlimited 165 5.000 12/01/19 165
Park Creek Metropolitan District Revenue Bonds 1,860 4.000 12/01/20 1,908
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,185
Park Creek Metropolitan District Revenue Bonds(µ) 1,150 5.000 12/01/28 1,386
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 423
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 576
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,281
Regional Transportation District Certificate Of Participation 6,725 5.000 06/01/27 7,553
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited 500 5.000 12/01/37 526
Woodmen Road Metropolitan District General Obligation Unlimited(µ) 440 4.000 12/01/19 442
86,480
Connecticut - 3.0%
City of Bridgeport General Obligation Unlimited 1,500 5.000 08/15/27 1,818
City of Bridgeport General Obligation Unlimited(µ) 965 5.000 07/01/29 1,103
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,945
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 828

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hartford General Obligation Unlimited(µ) 205 5.000 08/15/22 226
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,810
City of Hartford General Obligation Unlimited(µ) 250 5.000 07/01/25 298
City of Hartford General Obligation Unlimited(µ) 2,205 5.000 07/01/31 2,572
City of Hartford General Obligation Unlimited(µ) 100 5.000 10/01/31 114
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 771
City of Hartford General Obligation Unlimited(µ) 370 4.000 07/15/33 406
City of Hartford General Obligation Unlimited(µ) 180 4.000 07/01/34 197
City of New Haven General Obligation Unlimited(µ) 1,000 5.000 08/01/21 1,062
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 176
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 356
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 539
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 307
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 183
City of New Haven General Obligation Unlimited(µ) 1,915 5.000 09/01/30 2,203
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 243
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 242
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 121
City of West Haven General Obligation Unlimited 500 3.000 11/01/19 500
City of West Haven General Obligation Unlimited 815 4.000 11/01/20 827
City of West Haven General Obligation Unlimited 810 4.000 11/01/21 832
City of West Haven General Obligation Unlimited 400 5.000 11/01/22 427
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,160
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 442
City of West Haven General Obligation Unlimited 725 5.000 11/01/25 812
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 596
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 499
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,866
Connecticut Housing Finance Authority Revenue Bonds 4,305 4.250 05/15/42 4,727
Connecticut Housing Finance Authority Revenue Bonds 2,500 4.000 11/15/49 2,791
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 680
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,179
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 1,025 5.000 07/01/40 1,307
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 400 1.800 07/01/49 406
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(Ê) 11,000 0.620 07/01/36 11,000
Metropolitan District General Obligation Unlimited(µ) 630 5.000 11/01/30 763
State of Connecticut General Obligation Unlimited 2,490 5.000 08/15/20 2,564
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 831
State of Connecticut General Obligation Unlimited 9,725 5.000 04/15/28 12,147
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 307
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 6,539
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 343
State of Connecticut General Obligation Unlimited 60 5.000 06/15/32 74
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,243
State of Connecticut Special Tax Revenue Bonds 4,470 5.000 10/01/25 5,078
Town of Hamden General Obligation Unlimited(µ) 400 5.000 08/15/29 489
University of Connecticut Revenue Bonds(µ) 1,585 5.000 03/15/29 1,889
University of Connecticut Revenue Bonds(µ) 665 5.000 04/15/29 830

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
646 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of Connecticut Revenue Bonds(µ) 3,455 5.000 01/15/36 4,116
88,784
Delaware - 0.3%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 6,073
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ) 335 5.000 10/01/38 409
Delaware State Economic Development Authority Revenue Bonds 75 4.000 08/01/29 84
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 116
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 986
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 729
8,397
District of Columbia - 0.4%
District of Columbia Revenue Bonds 2,000 5.000 10/01/21 2,065
District of Columbia Revenue Bonds 2,000 3.875 07/01/24 2,000
District of Columbia Revenue Bonds 1,000 4.125 07/01/27 1,050
District of Columbia Revenue Bonds 2,240 5.000 12/01/28 2,411
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,287
District of Columbia Water & Sewer Authority Revenue Bonds(~)(ae)(Ê) 935 1.750 10/01/54 949
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 189
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 187
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 309
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 184
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 184
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 274
12,461
Florida - 4.5%
Arborwood Community Development District Special Assessment(µ) 1,225 2.750 05/01/25 1,273
Arborwood Community Development District Special Assessment(µ) 1,260 3.000 05/01/26 1,328
Arborwood Community Development District Special Assessment(µ) 1,295 3.125 05/01/27 1,374
Arborwood Community Development District Special Assessment(µ) 1,340 3.250 05/01/28 1,440
Arborwood Community Development District Special Assessment(µ) 1,380 3.500 05/01/32 1,468
Ave Maria Stewardship Community District Special Assessment(µ) 2,230 2.750 05/01/33 2,253
Ave Maria Stewardship Community District Special Assessment(µ) 2,925 3.000 05/01/38 2,972
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 201
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 227
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 235
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 770
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 711
Capital Projects Finance Authority Revenue Bonds(µ) 115 5.125 10/01/21 115
Celebration Pointe Community Development District Special Assessment(Þ) 270 4.000 05/01/22 275
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 129
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 130
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 141
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 707
Citizens Property Insurance Corp. Revenue Bonds 7,385 5.000 06/01/22 8,086
City of Atlantic Beach Health Care Facilities Revenue Bonds 275 3.000 11/15/23 277
City of Hollywood General Obligation Unlimited(µ) 1,320 5.000 07/01/32 1,690
City of Miami Beach Florida Parking Revenue Bonds(µ) 395 5.000 09/01/32 466

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Miami Beach Florida Parking Revenue Bonds(µ) 1,755 5.000 09/01/33 2,071
City of North Port Florida Special Assessment(µ) 1,135 5.000 07/01/26 1,275
City of Tallahassee Florida Revenue Bonds 500 5.000 12/01/27 585
City of Tallahassee Florida Revenue Bonds 650 5.000 12/01/28 760
Cityplace Community Development District Special Assessment(µ) 2,380 1.359 05/01/28 2,122
Cityplace Community Development District Special Assessment(µ) 3,000 0.630 05/01/33 2,756
Collier County Industrial Development Authority Revenue Bonds 1,695 5.500 10/01/26 1,782
Corkscrew Farms Community Development District Special Assessment(Þ) 85 3.750 11/01/23 86
Corkscrew Farms Community Development District Special Assessment(Þ) 255 4.500 11/01/28 266
Country Greens Community Development District Special Assessment 20 2.000 05/01/20 20
Country Greens Community Development District Special Assessment 130 2.500 05/01/22 132
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 108
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 107
County of Broward Airport System Revenue Bonds 145 5.000 10/01/37 159
County of Broward Port Facilities Revenue Bonds 1,005 5.000 09/01/37 1,249
County of Broward Port Facilities Revenue Bonds 1,050 5.000 09/01/38 1,301
County of Miami-Dade Revenue Bonds 3,000 5.000 10/01/28 3,299
County of Miami-Dade Revenue Bonds(µ) 4,310 3.233 10/01/35 2,596
Deer Run Community Development District Special Assessment 1,420 5.400 05/01/39 1,513
Downtown Doral South Community Development District Special Assessment(Þ) 500 3.875 12/15/23 506
East Bonita Beach Road Community Development District Special Assessment(Þ) 110 3.875 11/01/23 111
East Bonita Beach Road Community Development District Special Assessment(Þ) 340 4.375 11/01/29 355
Escambia County Health Facilities Authority Revenue Bonds 2,345 6.000 08/15/36 2,421
Florida Development Finance Corp. Revenue Bonds(Þ) 100 4.000 12/15/29 110
Florida Development Finance Corp. Revenue Bonds(Þ) 100 5.000 12/15/34 117
Florida Development Finance Corp. Revenue Bonds(Þ) 125 5.000 12/15/39 144
Florida Governmental Utility Authority Revenue Bonds(µ) 1,000 5.000 10/01/31 1,277
Florida Governmental Utility Authority Revenue Bonds(µ) 2,300 5.000 10/01/32 2,927
Florida Governmental Utility Authority Revenue Bonds(µ) 1,600 5.000 10/01/33 2,031
Florida Governmental Utility Authority Revenue Bonds(µ) 1,000 4.000 10/01/35 1,163
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ) 800 4.500 06/01/33 879
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ) 150 4.750 06/01/38 166
Florida Municipal Power Agency Revenue Bonds 4,660 5.000 10/01/28 5,699
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 216
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 109
Forest Brooke Community Development District Special Assessment 45 3.000 11/01/21 46
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 51
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 51
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 107
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 107
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 112
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 117
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 116
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 962
Golden Lakes Community Development District Special Assessment(µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment(µ) 80 3.500 05/01/24 84

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
648 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden Lakes Community Development District Special Assessment(µ) 510 4.250 05/01/32 569
Harbor Bay Community Development District Special Assessment 885 3.300 05/01/29 874
Harmony West Community Development District Special Assessment(Þ) 350 4.125 05/01/24 356
Harmony West Community Development District Special Assessment(Þ) 450 4.750 05/01/29 470
Harmony West Community Development District Special Assessment(Þ) 660 5.100 05/01/38 708
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 313
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 313
K-Bar Ranch II Community Development District Special Assessment(Þ) 425 4.000 05/01/28 433
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 384
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 395
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 404
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 420
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 430
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,656
Lee Memorial Health System Revenue Bonds(~)(ae)(Ê) 2,300 5.000 04/01/33 2,725
McJunkin Parkland Community Development District Special Assessment(Þ) 520 4.750 11/01/29 549
Meadow Pointe III Community Development District Special Assessment 100 2.500 05/01/20 100
Meadow Pointe III Community Development District Special Assessment 105 2.750 05/01/21 106
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 115
Meadow Pointe IV Community Development District Special Assessment 100 2.400 05/01/20 100
Meadow Pointe IV Community Development District Special Assessment 105 2.625 05/01/21 106
Meadow Pointe IV Community Development District Special Assessment 105 2.750 05/01/22 107
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 114
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 271
Miami Beach Health Facilities Authority Revenue Bonds 5,930 5.000 11/15/29 6,503
Mid-Bay Bridge Authority Revenue Bonds 455 5.000 10/01/23 511
Mid-Bay Bridge Authority Revenue Bonds(ae) 2,500 7.250 10/01/34 2,778
Naples Reserve Community Development District Special Assessment(Þ) 535 4.625 11/01/29 556
North Dade Community Development District Special Assessment 77 3.000 05/01/20 77
North Dade Community Development District Special Assessment 81 3.000 05/01/21 82
North Dade Community Development District Special Assessment 81 3.000 05/01/22 83
North Dade Community Development District Special Assessment 84 3.000 05/01/23 87
North Dade Community Development District Special Assessment 88 3.500 05/01/24 93
North Dade Community Development District Special Assessment 92 3.500 05/01/25 98
North Dade Community Development District Special Assessment 96 3.500 05/01/26 103
North Dade Community Development District Special Assessment 100 3.500 05/01/27 108
North Dade Community Development District Special Assessment 99 3.500 05/01/28 107
North Dade Community Development District Special Assessment 327 3.750 05/01/31 353
North Dade Community Development District Special Assessment 824 4.000 05/01/38 886
Oak Creek Community Development District Special Assessment 165 2.625 05/01/20 166
Oak Creek Community Development District Special Assessment 165 3.000 05/01/21 168
Oak Creek Community Development District Special Assessment 170 3.300 05/01/22 175
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 188
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 841
Parkway Center Community Development District Special Assessment Revenue Bonds 95 3.500 05/01/25 100
Parkway Center Community Development District Special Assessment Revenue Bonds 100 4.000 05/01/26 109
Parkway Center Community Development District Special Assessment Revenue Bonds 105 4.000 05/01/27 115
Parkway Center Community Development District Special Assessment Revenue Bonds 110 4.000 05/01/28 122

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 470 4.000 05/01/25 508
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 510 4.000 05/01/27 559
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 430
Pinellas County Health Facilities Authority Revenue Bonds(~)(Ê) 4,400 1.140 11/01/38 4,400
Reedy Creek Improvement District General Obligation Limited 5,000 5.000 06/01/25 5,649
Reedy Creek Improvement District General Obligation Limited 4,870 5.000 06/01/26 5,490
Sherwood Manor Community Development District Special Assessment(Þ) 550 4.625 11/01/29 571
South Fork East Community Development District Special Assessment 2,000 4.125 05/01/36 2,156
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 223
South Village Community Development District Special Assessment 230 3.750 05/01/38 244
Southern Groves Community Development District No 5 Special Assessment 250 2.875 05/01/24 249
Sweetwater Creek Community Development District Special Assessment(µ) 385 2.250 05/01/27 385
Tampa Bay Water Revenue Bonds 1,875 4.000 10/01/28 2,143
Timber Creek Community Development District Special Assessment(Þ) 250 4.125 11/01/24 254
Timber Creek Community Development District Special Assessment(Þ) 400 4.625 11/01/29 419
Timber Creek Community Development District Special Assessment(Þ) 535 5.000 11/01/38 578
Tolomato Community Development District Special Assessment 500 3.500 05/01/24 503
Tolomato Community Development District Special Assessment(µ) 1,185 3.000 05/01/33 1,209
Tolomato Community Development District Special Assessment(µ) 935 3.000 05/01/37 946
Tolomato Community Development District Special Assessment(µ) 605 3.000 05/01/40 611
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 661
Village Community Development District No. 12 Special Assessment(Þ) 1,535 3.800 05/01/28 1,624
Volusia County School Board Certificate Of Participation(µ) 1,280 5.000 08/01/32 1,509
Watergrass Community Development District II Special Assessment 510 4.000 05/01/23 515
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 800
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,377
130,976
Georgia - 1.7%
Bartow County Development Authority Revenue Bonds(~)(ae)(Ê) 890 1.550 08/01/43 886
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 525 2.150 10/01/32 532
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 285 2.250 10/01/32 290
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 3,875 3.000 11/01/45 3,975
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 500 2.925 11/01/48 523
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 855 1.550 12/01/49 850
City of Atlanta Department of Aviation Revenue Bonds 2,500 5.000 01/01/20 2,515
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae) 2,000 5.500 11/01/23 2,000
City of Atlanta Water & Wastewater Revenue Bonds(ae) 1,300 6.000 11/01/25 1,300
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,513
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 5.000 08/01/21 1,060
Main Street Natural Gas, Inc. Revenue Bonds 4,775 5.000 05/15/30 5,861
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê) 21,265 1.944 04/01/48 21,275
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê) 2,750 4.000 04/01/48 2,973
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê) 2,600 4.000 08/01/49 2,917
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,143
49,613
Guam - 2.2%
Government of Guam Revenue Bonds 1,960 5.000 12/01/28 2,281

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
650 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Business Privilege Tax Revenue Bonds 7,860 5.000 11/15/26 9,040
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 175
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 267
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 181
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,549
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 6,099
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 356
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 702
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 353
Guam Government Waterworks Authority Revenue Bonds 1,700 5.000 07/01/36 1,983
Guam Government Waterworks Authority Revenue Bonds 1,500 5.000 07/01/37 1,744
Guam Power Authority Revenue Bonds(µ) 2,190 5.000 10/01/24 2,410
Guam Power Authority Revenue Bonds 3,925 5.000 10/01/34 4,433
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 3,104
Territory of Guam Revenue Bonds 2,750 5.000 12/01/19 2,757
Territory of Guam Revenue Bonds 400 5.000 12/01/21 425
Territory of Guam Revenue Bonds 5,060 5.000 12/01/22 5,505
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,724
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,401
Territory of Guam Revenue Bonds(ae) 500 5.375 12/01/24 502
Territory of Guam Revenue Bonds 9,625 5.000 01/01/31 10,109
Territory of Guam Revenue Bonds 785 5.000 01/01/32 824
Territory of Guam Revenue Bonds 2,015 5.000 12/01/33 2,303
Territory of Guam Revenue Bonds 555 5.000 12/01/35 632
63,859
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 395 5.000 07/01/20 405
City & County Honolulu Wastewater System Revenue Bonds 100 5.000 07/01/21 106
City & County Honolulu Wastewater System Revenue Bonds 130 5.000 07/01/22 143
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,424
2,078
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,566
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,418
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,355
Idaho Health Facilities Authority Revenue Bonds 1,500 5.000 12/01/30 1,627
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,719
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,862
Idaho Housing & Finance Association Revenue Bonds 996 4.000 07/21/49 1,054
Idaho State Building Authority Revenue Bonds 770 5.000 09/01/23 841
14,442
Illinois - 13.3%
Chicago Board of Education Capital Improvement Tax Bonds 10,000 5.750 04/01/33 12,049
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.250 12/01/19 1,003
Chicago Board of Education General Obligation Unlimited(µ) 990 5.500 12/01/19 993
Chicago Board of Education General Obligation Unlimited 4,000 5.000 12/01/20 4,126
Chicago Board of Education General Obligation Unlimited(µ) 4,000 2.519 12/01/23 3,613
Chicago Board of Education General Obligation Unlimited(µ) 675 5.000 12/01/25 784
Chicago Board of Education General Obligation Unlimited(µ) 810 5.000 12/01/26 957

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited(µ) 15,875 5.000 12/01/27 19,082
Chicago Board of Education General Obligation Unlimited(µ) 10,880 2.956 12/01/28 8,347
Chicago Board of Education General Obligation Unlimited(µ) 2,750 5.000 12/01/28 3,350
Chicago Board of Education General Obligation Unlimited(µ) 3,630 3.163 12/01/30 2,570
Chicago Board of Education General Obligation Unlimited(µ) 8,000 5.000 12/01/31 9,622
Chicago Board of Education General Obligation Unlimited(µ) 6,500 5.000 12/01/32 7,790
Chicago Board of Education General Obligation Unlimited 325 5.000 04/01/34 371
Chicago Board of Education General Obligation Unlimited 250 5.000 04/01/35 285
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/35 1,188
Chicago Board of Education General Obligation Unlimited 225 5.000 04/01/36 255
Chicago Board of Education General Obligation Unlimited 210 5.000 04/01/37 238
Chicago Board of Education General Obligation Unlimited(Þ) 5,000 7.000 12/01/42 6,389
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 1,067
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,999
Chicago O'Hare International Airport Revenue Bonds 4,250 5.000 01/01/33 5,004
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,920 5.000 01/01/26 3,407
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,606
City of Chicago General Obligation Unlimited 6,570 5.000 12/01/23 6,780
City of Chicago General Obligation Unlimited 690 5.000 01/01/28 804
City of Chicago General Obligation Unlimited 1,405 5.000 01/01/29 1,631
City of Chicago General Obligation Unlimited(µ) 6,150 5.250 01/01/31 6,848
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 4,072
City of Chicago General Obligation Unlimited 325 5.000 01/01/40 332
City of Chicago General Obligation Unlimited 2,875 5.000 11/01/42 3,076
City of Chicago Illinois General Obligation Unlimited(µ) 575 5.000 12/01/19 577
City of Chicago Illinois General Obligation Unlimited 3,100 5.000 01/01/24 3,114
City of Chicago Illinois General Obligation Unlimited 1,400 5.000 01/01/36 1,513
City of Chicago Illinois Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 598
City of Chicago Illinois Motor Fuel Tax Revenue Bonds 725 5.000 01/01/29 772
City of Chicago Illinois Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 564
City of Chicago Illinois Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 994
City of Chicago Illinois Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,826
City of Chicago Illinois Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,126
City of Chicago Revenue Bonds(ae) 500 5.250 01/01/38 543
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,707
City of Chicago Waterworks Revenue Bonds(µ) 6,000 5.000 11/01/31 7,187
City of Country Club Hills General Obligation Unlimited(µ) 340 4.000 12/01/20 348
City of Country Club Hills General Obligation Unlimited(µ) 1,000 4.000 12/01/29 1,103
City of Springfield Illinois Electric Revenue Bonds 1,280 5.000 03/01/32 1,467
Cook County Community College District No 527 General Obligation Unlimited(µ) 580 4.000 12/15/36 646
Cook County Community College District No 527 General Obligation Unlimited(µ) 625 4.000 12/15/38 690
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,631
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ) 2,475 5.500 12/01/36 3,103
Cook County School District No 95 General Obligation Unlimited 465 4.000 12/01/24 516
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,508
County of Du Page Illinois General Obligation Limited 600 5.000 01/01/28 721
County of Union General Obligation Unlimited(µ) 1,000 4.000 09/01/36 1,128
Governors State University Certificates of Participation(µ) 500 5.000 07/01/24 564

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
652 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Governors State University Certificates of Participation(µ) 500 5.000 07/01/25 576
Illinois Finance Authority Revenue Bonds 1,225 4.000 02/15/20 1,224
Illinois Finance Authority Revenue Bonds 1,000 5.375 10/01/23 1,023
Illinois Finance Authority Revenue Bonds 1,000 5.375 10/01/24 1,022
Illinois Finance Authority Revenue Bonds 580 5.000 09/01/25 633
Illinois Finance Authority Revenue Bonds 2,150 5.000 02/15/27 2,199
Illinois Finance Authority Revenue Bonds 1,000 6.000 10/01/28 1,002
Illinois Finance Authority Revenue Bonds 300 4.375 12/01/28 105
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 287
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,574
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 613
Illinois Finance Authority Revenue Bonds(ae) 2,500 5.750 08/15/29 2,532
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 360
Illinois Finance Authority Revenue Bonds 1,265 5.000 08/01/30 1,503
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 285
Illinois Finance Authority Revenue Bonds 1,175 5.000 08/01/31 1,401
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 364
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/32 885
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 567
Illinois Finance Authority Revenue Bonds(~)(Ê) 2,200 1.100 07/01/35 2,200
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 232
Illinois Finance Authority Revenue Bonds 900 5.000 10/01/41 1,088
Illinois Finance Authority Revenue Bonds(~)(Ê) 5,520 1.090 08/01/44 5,520
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 500 5.000 02/15/27 589
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 400 5.000 02/15/29 468
Illinois General Obligation Unlimited 3,250 5.000 11/01/25 3,672
Illinois General Obligation Unlimited 720 5.000 05/01/42 806
Illinois General Obligation Unlimited 720 5.000 05/01/43 805
Illinois Sports Facilities Authority Revenue Bonds(µ) 1,000 5.250 06/15/31 1,128
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,860
Illinois State University Revenue Bonds(µ) 435 5.000 04/01/21 454
Illinois State University Revenue Bonds(µ) 725 5.000 04/01/23 796
Illinois State University Revenue Bonds(µ) 360 5.000 04/01/24 405
Illinois State University Revenue Bonds(µ) 500 5.000 04/01/25 575
Kane County School District No 131 Aurora East Side General Obligation(µ) 3,920 5.000 12/01/27 4,813
Kane County School District No 131 Aurora East Side General Obligation(µ) 2,000 5.000 12/01/28 2,442
Kane County School District No 131 Aurora East Side General Obligation(µ) 2,000 5.000 12/01/29 2,432
Kendall County Forest Preserve District General Obligation Unlimited(µ) 1,000 5.000 01/01/20 1,005
Madison & Jersey Counties Unit School District No. 11 General Obligation Unlimited(µ) 185 5.000 03/01/28 219
McHenry & Kane Counties Community Consolidated School District No 158 Huntley
General Obligation Unlimited(µ) 435 1.843 01/01/21 426
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ) 850 5.000 01/01/33 963
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 5.000 12/15/22 1,505
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 415
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 8,565 5.000 12/15/28 9,193
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,484
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 631
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 678

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 563
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 366
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,009
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,100
Sales Tax Securitization Corp. Revenue Bonds 4,185 5.000 01/01/28 5,026
Sales Tax Securitization Corp. Revenue Bonds 3,210 5.000 01/01/29 3,889
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/32 23,515
Sales Tax Securitization Corp. Revenue Bonds 6,590 5.000 01/01/35 7,672
Southern Illinois University Revenue Bonds(µ) 1,470 5.000 04/01/27 1,701
Southern Illinois University Revenue Bonds(µ) 850 5.000 04/01/28 977
Southwestern Illinois Development Authority Revenue Bonds(µ) 1,005 5.000 10/15/33 1,165
State of Illinois General Obligation Unlimited 5,000 5.000 11/01/19 5,000
State of Illinois General Obligation Unlimited(µ) 730 5.000 01/01/20 734
State of Illinois General Obligation Unlimited 440 5.000 11/01/20 453
State of Illinois General Obligation Unlimited 515 5.000 02/01/21 534
State of Illinois General Obligation Unlimited 3,000 5.000 07/01/21 3,144
State of Illinois General Obligation Unlimited 1,140 5.000 11/01/21 1,205
State of Illinois General Obligation Unlimited 3,025 4.000 02/01/22 3,146
State of Illinois General Obligation Unlimited 200 5.000 05/01/22 214
State of Illinois General Obligation Unlimited 225 5.000 07/01/22 241
State of Illinois General Obligation Unlimited(µ) 2,750 5.000 08/01/22 2,963
State of Illinois General Obligation Unlimited 130 4.000 01/01/23 135
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 440
State of Illinois General Obligation Unlimited 3,000 5.000 11/01/24 3,349
State of Illinois General Obligation Unlimited 240 4.000 01/01/25 247
State of Illinois General Obligation Unlimited 8,560 5.000 01/01/25 9,522
State of Illinois General Obligation Unlimited 2,290 5.000 08/01/25 2,441
State of Illinois General Obligation Unlimited 15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 121
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 137
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 4,109
State of Illinois General Obligation Unlimited 385 4.000 09/01/27 385
State of Illinois General Obligation Unlimited 1,500 5.000 11/01/27 1,719
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 855
State of Illinois General Obligation Unlimited 1,035 5.000 05/01/28 1,134
State of Illinois General Obligation Unlimited 3,100 5.000 10/01/28 3,613
State of Illinois General Obligation Unlimited 5,700 5.000 11/01/28 6,520
State of Illinois General Obligation Unlimited 3,000 5.000 10/01/29 3,479
State of Illinois General Obligation Unlimited 150 5.000 11/01/29 170
State of Illinois General Obligation Unlimited(µ) 4,500 4.000 02/01/30 4,952
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,373
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 271
State of Illinois General Obligation Unlimited 50 5.000 03/01/31 52
State of Illinois General Obligation Unlimited 1,940 5.000 05/01/33 2,209
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 125
State of Illinois Revenue Bonds 5,090 4.500 06/15/36 5,200
Town of Cicero General Obligation Unlimited(µ) 785 5.000 01/01/21 814
Town of Cicero General Obligation Unlimited(µ) 825 5.000 01/01/22 881

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
654 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Cicero General Obligation Unlimited(µ) 915 5.000 01/01/24 1,027
Town of Cicero General Obligation Unlimited(µ) 500 5.000 01/01/25 574
Town of Cicero General Obligation Unlimited(µ) 1,010 5.000 01/01/26 1,186
University of Illinois Revenue Bonds 1,115 5.000 04/01/20 1,132
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,896
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,622
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,802
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,494
Village of Bellwood Illinois General Obligation Unlimited 400 5.875 12/01/27 448
Village of Bellwood Illinois General Obligation Unlimited(µ) 2,075 5.000 12/01/32 2,382
Village of Mundelein General Obligation Unlimited(µ) 570 4.000 12/15/29 655
Village of Mundelein General Obligation Unlimited(µ) 400 4.000 12/15/30 457
Village of Mundelein General Obligation Unlimited(µ) 500 4.000 12/15/31 568
Village of Mundelein General Obligation Unlimited(µ) 655 4.000 12/15/33 740
Village of Mundelein General Obligation Unlimited(µ) 845 4.000 12/15/39 937
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 749
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 758
Village of Rosemont General Obligation Unlimited(µ) 1,430 5.000 12/01/26 1,713
Village of Rosemont General Obligation Unlimited(µ) 1,500 5.000 12/01/27 1,813
Volo Village Special Service Area No. 3 & 6 Special Tax(µ) 1,094 5.000 03/01/34 1,261
West Chicago Park District General Obligation Unlimited(µ) 795 5.250 12/01/29 823
Western Illinois Economic Development Authority Revenue Bonds(µ) 1,140 5.000 01/01/27 1,297
Western Illinois Economic Development Authority Revenue Bonds(µ) 725 5.000 01/01/28 823
Western Illinois University Revenue Bonds(µ) 485 5.000 04/01/21 503
Western Illinois University Revenue Bonds(µ) 560 5.000 04/01/24 628
Will County School District No 114 Manhattan General Obligation Unlimited(µ) 1,630 3.500 01/01/25 1,736
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ) 985 5.000 12/01/24 1,140
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ) 1,450 5.000 12/01/25 1,718
390,310
Indiana - 0.3%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ) 1,000 5.000 08/15/23 1,029
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,596
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 411
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 628
Indiana Finance Authority Revenue Bonds(ae)(Ê) 1,145 1.640 11/01/39 1,150
Indiana Finance Authority Revenue Bonds(~)(ae)(Ê) 400 2.100 11/01/49 405
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,252
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,373
Tippecanoe County School Building Corp. Revenue Bonds 1,065 4.000 07/15/32 1,231
9,075
Iowa - 0.7%
City of Ames Iowa Revenue Bonds 2,000 5.000 06/15/31 2,361
City of Coralville Revenue Bonds 215 4.000 05/01/23 217
City of Coralville Revenue Bonds 555 4.000 05/01/25 558
City of Coralville Revenue Bonds 305 4.000 05/01/26 306
City of Coralville Revenue Bonds 600 4.000 05/01/27 601
City of Coralville Revenue Bonds 465 4.000 05/01/28 465

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville Revenue Bonds 975 4.000 05/01/29 973
City of Coralville Revenue Bonds 875 4.000 05/01/30 868
City of Orange Sewer Revenue Bonds(µ) 440 4.000 06/01/34 476
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,485
Iowa Finance Authority Revenue Bonds 5,000 4.000 07/01/47 5,571
Iowa Finance Authority Revenue Bonds 980 4.000 07/01/48 1,065
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,553
21,499
Kansas - 0.6%
Crawford County Unified School District General Obligation Unlimited(µ) 650 5.000 09/01/35 785
Johnson County Unified School District No 229 General Obligation Unlimited 5,955 5.000 10/01/20 6,163
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,110 5.000 04/01/31 1,317
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,000 5.000 04/01/32 1,182
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,000 5.000 04/01/38 1,150
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 3,155
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,827
Wyandotte County City Unified Government Revenue Bonds 1,960 4.500 06/01/40 2,049
18,628
Kentucky - 1.2%
County of Knox General Obligation Unlimited(µ) 505 5.000 10/01/35 602
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê) 1,080 1.809 11/01/27 1,068
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 3,024
Kentucky Economic Development Finance Authority Revenue Bonds 2,500 5.000 06/01/27 2,955
Kentucky Economic Development Finance Authority Revenue Bonds 1,935 4.000 07/01/31 2,041
Kentucky Economic Development Finance Authority Revenue Bonds 145 5.000 08/01/35 175
Kentucky Economic Development Finance Authority Revenue Bonds 145 5.000 08/01/36 175
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 2,260
Kentucky Property & Building Commission Revenue Bonds(µ) 2,750 5.000 05/01/31 3,382
Kentucky Property & Building Commission Revenue Bonds(µ) 2,000 5.000 05/01/32 2,452
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê) 7,625 4.000 12/01/49 8,463
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 926
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,100 5.000 10/01/33 2,484
Louisville/Jefferson County Metropolitan Government Revenue Bonds 3,000 4.000 10/01/34 3,283
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond 505 5.000 05/15/30 542
33,832
Louisiana - 2.3%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 635 5.000 12/01/25 738
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,714
City of New Orleans Louisiana Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,149
City of Shreveport General Obligation Unlimited(µ) 2,000 5.000 08/01/28 2,451
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ) 1,020 5.000 12/01/31 1,261
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ) 3,955 5.000 12/01/32 4,667
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ) 1,000 5.000 12/01/33 1,173
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 3,270 1.130 08/01/35 3,270
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 8,700 1.130 12/01/40 8,700
Jefferson Sales Tax District Revenue Bonds(µ) 1,825 5.000 12/01/34 2,315
Lafayette Consolidated Government Revenue Bonds(µ) 700 5.000 11/01/29 827
Louisiana Housing Corp. Revenue Bonds 1,845 4.500 12/01/47 2,040
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 2,500 5.000 10/01/28 3,144

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
656 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 3,250 3.500 11/01/32 3,446
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 470 5.000 10/01/33 577
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê) 1,860 1.070 04/02/23 1,860
Louisiana Public Facilities Authority Revenue Bonds(µ) 1,615 5.000 09/01/29 1,858
Louisiana Public Facilities Authority Revenue Bonds 595 5.000 11/01/33 678
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 108
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/49 107
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 1,740 2.000 06/01/37 1,740
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 2,440 2.100 06/01/37 2,446
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 3,265 2.200 06/01/37 3,271
Red River Parish School Board General Obligation Unlimited 570 5.000 03/01/27 705
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 775
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 7,000 5.000 05/01/21 7,389
State of Louisiana General Obligation Unlimited(ae) 2,760 5.000 08/01/22 3,045
State of Louisiana General Obligation Unlimited 4,105 5.000 03/01/36 5,156
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,495
68,105
Maine - 0.1%
Maine Turnpike Authority Revenue Bonds 3,225 5.000 07/01/42 3,521
Maryland - 0.5%
Baltimore Convention Center Hotel Revenue Bonds 1,150 5.000 09/01/33 1,349
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/34 1,160
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/35 1,154
Maryland Community Development Administration Revenue Bonds 4,855 4.500 09/01/48 5,383
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,807
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê) 1,100 1.090 04/01/35 1,100
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,597
Washington County Board of Commissioners Revenue Bonds 100 5.000 01/01/20 101
15,651
Massachusetts - 1.3%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,416
Commonwealth of Massachusetts General Obligation Limited(µ) 1,000 5.500 08/01/30 1,364
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,520
Commonwealth of Massachusetts General Obligation Limited(ae) 2,575 5.000 12/01/41 2,765
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê) 3,425 1.849 05/01/37 3,366
Massachusetts Bay Transportation Authority Revenue Bonds 9,000 1.127 07/01/21 8,833
Massachusetts Bay Transportation Authority Revenue Bonds(~)(ae)(Ê) 1,205 5.000 01/01/39 1,340
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê) 5,000 2.964 08/01/23 5,106
Massachusetts Development Finance Agency Revenue Bonds(Þ) 500 4.000 11/15/23 518
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/25 1,167
Massachusetts Development Finance Agency Revenue Bonds(Þ) 300 5.000 11/15/28 347
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,979
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 210
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 479
Massachusetts Housing Finance Agency Revenue Bonds 2,000 4.000 12/01/48 2,165
36,575
Michigan - 4.2%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allendale Public School District General Obligation Unlimited 2,600 5.000 05/01/22 2,839
Allendale Public School District General Obligation Unlimited 2,700 5.000 05/01/23 3,033
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,714
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/20 1,010
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/21 1,035
City of Detroit General Obligation Unlimited 850 5.000 04/01/22 898
City of Detroit General Obligation Unlimited 850 5.000 04/01/23 914
City of Detroit General Obligation Unlimited 200 5.000 04/01/24 218
City of Detroit Michigan Sewage Disposal System Revenue Bonds 3,500 5.000 07/01/32 3,785
County of Wayne Michigan General Obligation Limited(µ) 3,000 5.000 02/01/34 3,008
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 700 5.000 07/01/30 791
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 1,785 5.000 07/01/31 2,012
Downriver Utility Wastewater Authority Revenue Bonds(µ) 895 5.000 04/01/28 1,104
Eastern Michigan University Revenue Bonds(µ) 740 5.000 03/01/30 901
Eastern Michigan University Revenue Bonds(µ) 2,000 5.000 03/01/31 2,426
Eastern Michigan University Revenue Bonds(µ) 1,000 5.000 03/01/33 1,202
Grand Rapids Public Schools General Obligation Unlimited(µ) 2,430 5.000 05/01/34 2,886
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 11/01/34 1,255
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 05/01/35 1,185
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 11/01/37 1,242
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 178
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 440
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 160
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 125
Grand Traverse County Hospital Finance Authority Revenue Bonds 325 5.000 07/01/29 400
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,223
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 9,031
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 133
Kalamazoo Hospital Finance Authority Revenue Bonds 1,500 4.000 05/15/31 1,651
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 1,022
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,191
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,653
Kent Hospital Finance Authority Revenue Bonds 1,505 5.000 11/15/19 1,507
Lansing Board of Water & Light Revenue Bonds 6,690 5.000 07/01/44 8,224
Michigan Finance Authority Revenue Bonds 600 5.000 12/01/20 621
Michigan Finance Authority Revenue Bonds 730 5.000 12/01/21 776
Michigan Finance Authority Revenue Bonds 1,805 5.000 02/01/22 1,858
Michigan Finance Authority Revenue Bonds 770 5.000 12/01/22 841
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 733
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,335
Michigan Finance Authority Revenue Bonds 3,000 5.250 02/01/27 3,331
Michigan Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,102
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 5,249
Michigan Finance Authority Revenue Bonds 1,660 5.000 12/01/28 2,089
Michigan Finance Authority Revenue Bonds 1,385 5.000 07/01/29 1,560
Michigan Finance Authority Revenue Bonds 3,000 5.000 11/15/29 3,505
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,152
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,877

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
658 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 581
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,649
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 635
Michigan Finance Authority Revenue Bonds 830 5.000 12/01/39 887
Michigan State Housing Development Authority Revenue Bonds 4,935 4.250 06/01/49 5,406
Michigan State Housing Development Authority Revenue Bonds 7,000 4.250 12/01/49 7,726
Michigan Strategic Fund Revenue Bonds 1,015 5.250 06/01/32 1,066
Michigan Tobacco Settlement Finance Authority Revenue Bonds 2,525 5.125 06/01/22 2,529
Saline Economic Development Corp. Revenue Bonds 485 5.250 06/01/32 508
University of Michigan Revenue Bonds(ae)(Ê) 2,375 1.390 04/01/33 2,371
University of Michigan Revenue Bonds(~)(Ê) 7,075 1.050 04/01/42 7,074
Wayne County Airport Authority Revenue Bonds 435 5.000 12/01/29 508
Wayne County Airport Authority Revenue Bonds(µ) 3,915 5.000 12/01/39 4,476
122,841
Minnesota - 0.9%
City of Crookston Revenue Bonds 5,410 5.000 05/01/34 6,079
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 3,098
City of St Cloud Revenue Bonds 650 5.000 05/01/48 788
City of St Cloud Revenue Bonds 250 4.000 05/01/49 276
City of Wayzata Revenue Bonds 100 5.000 08/01/34 112
City of Wayzata Revenue Bonds 100 5.000 08/01/35 112
County of Kanabec Healthcare Revenue Bonds 4,000 2.750 12/01/19 4,001
Duluth Independent School District No 709 Certificate of Participation 365 5.000 02/01/20 368
Duluth Independent School District No 709 Certificate of Participation 320 5.000 02/01/22 345
Duluth Independent School District No 709 Certificate of Participation 400 5.000 02/01/23 444
Duluth Independent School District No 709 Certificate of Participation 395 5.000 02/01/26 473
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 28
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 34
Minnesota Higher Education Facilities Authority Revenue Bonds 1,010 5.000 10/01/28 1,253
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 40
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,245
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 23
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 46
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 707
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 34
St Paul Housing & Redevelopment Authority Revenue Bonds(~)(ae)(Ê) 2,300 2.200 09/01/21 2,306
St Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,145 5.000 11/15/25 2,228
St Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,250 5.000 11/15/26 2,336
26,376
Mississippi - 1.0%
Mississippi Business Finance Corp. Revenue Bonds 1,150 2.500 04/01/22 1,154
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 300 1.090 12/01/30 300
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 11,595 1.130 12/01/30 11,595
Mississippi Business Finance Corp. Revenue Bonds(~)(ae)(Ê) 1,030 2.750 12/01/40 1,044
Mississippi Development Bank Revenue Bonds(µ) 1,000 5.000 04/01/28 1,144
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 250
Mississippi Development Bank Revenue Bonds(µ) 1,000 5.000 03/01/34 1,169
Mississippi Development Bank Revenue Bonds(µ) 450 4.000 04/01/37 508
Mississippi Development Bank Revenue Bonds(µ) 700 4.000 04/01/38 785

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds 6,750 5.000 03/01/43 8,056
Mississippi Home Corp. Revenue Bonds 965 4.000 12/01/44 1,052
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,296
29,353
Missouri - 0.8%
Cape Girardeau County Industrial Development Authority Revenue Bonds 970 5.000 03/01/29 1,140
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,171
City of Kansas City Missouri Revenue Bonds 1,185 5.000 09/01/26 1,188
City of Kansas City Missouri Revenue Bonds 1,000 5.000 09/01/28 1,003
City of Kansas City Missouri Revenue Bonds 1,000 5.000 09/01/29 1,003
County of Boone Missouri Revenue Bonds 2,760 5.000 08/01/30 2,928
County of Boone Missouri Revenue Bonds 1,700 4.000 08/01/33 1,658
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 100 4.000 02/15/37 112
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 125 4.000 02/15/38 140
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 100 4.000 02/15/39 111
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 350 4.000 02/15/44 386
Industrial Development Authority of the City of St. Louis Revenue Bonds 595 4.375 11/15/35 646
Jackson County School District No R-IV Blue Springs General Obligation Unlimited 450 5.500 03/01/34 594
Kansas City Land Clearance Redevelopment Authority Tax Allocation 2,000 5.000 03/01/33 2,494
Kansas City Land Clearance Redevelopment Authority Tax Allocation 3,200 5.000 03/01/34 3,981
Lees Summit Industrial Development Authority Revenue Bonds 1,550 5.000 08/15/36 1,715
Maryland Heights Industrial Development Authority Revenue Bonds 1,500 4.375 03/15/30 1,591
Missouri Public Utilities Commission Revenue Notes 2,600 1.500 03/01/21 2,603
24,464
Montana - 0.2%
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 771
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 500
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,217
Yellowstone County Lockwood School District No 26 General Obligation Unlimited 650 5.000 07/01/25 775
Yellowstone County Lockwood School District No 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,630
Yellowstone County Lockwood School District No 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,821
6,714
Nebraska - 0.5%
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,954
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,504
Central Plains Energy Project Revenue Bonds 1,565 5.000 09/01/32 1,699
Central Plains Energy Project Revenue Bonds 3,505 5.250 09/01/37 3,828
Nebraska Public Power District Revenue Bonds 2,000 4.000 01/01/21 2,064
Nebraska Public Power District Revenue Bonds 1,000 5.000 01/01/29 1,075
Scotts Bluff County Hospital Authority Revenue Bonds 1,000 5.000 02/01/20 1,007
15,131
Nevada - 0.6%
City of North Las Vegas NV General Obligation Limited(µ) 770 5.000 06/01/22 841
City of North Las Vegas NV General Obligation Limited(µ) 2,430 5.000 06/01/30 3,087
City of Reno Nevada General Obligation Limited 1,000 5.000 06/01/22 1,092
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 3,199
Clark County School District General Obligation Limited(µ) 1,255 5.000 06/15/30 1,576
Clark County School District General Obligation Limited(µ) 2,500 4.000 06/15/35 2,841
Nevada Department of Business & Industry Revenue Bonds(Þ) 270 3.125 07/15/22 272

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
660 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nevada Department of Business & Industry Revenue Bonds(Þ) 340 5.000 07/15/27 377
Nevada Department of Business & Industry Revenue Bonds(Þ) 750 4.500 12/15/29 813
State of Nevada General Obligation Limited 2,590 5.000 04/01/21 2,729
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,909
18,736
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(~)(ae)(Ê) 825 2.800 10/01/33 861
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,180 5.000 06/01/28 2,820
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/32 2,067
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 765 5.000 08/01/33 912
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,684
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 964
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 1,003
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 2,044
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 1,059
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,806
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 1,103
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 985 5.000 08/01/38 1,158
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/39 1,214
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,090 5.000 08/01/40 1,274
19,969
New Jersey - 4.6%
Buena Regional School District General Obligation Unlimited(µ) 300 4.000 08/01/32 334
Buena Regional School District General Obligation Unlimited(µ) 320 4.000 08/01/33 355
Buena Regional School District General Obligation Unlimited(µ) 340 4.000 08/01/34 377
Buena Regional School District General Obligation Unlimited(µ) 360 4.000 08/01/35 398
Buena Regional School District General Obligation Unlimited(µ) 385 4.000 08/01/36 425
Camden County Improvement Authority Revenue Bonds 2,000 5.000 02/15/28 2,255
Casino Reinvestment Development Authority Revenue Bonds 1,000 4.000 11/01/19 1,000
City of Atlantic City General Obligation Unlimited(µ) 500 5.000 03/01/25 585
City of Atlantic City General Obligation Unlimited(µ) 450 5.000 03/01/26 538
City of Atlantic City General Obligation Unlimited(µ) 750 5.000 03/01/32 893
City of Bayonne General Obligation Unlimited(µ) 1,500 5.000 07/01/33 1,776
City of Bayonne General Obligation Unlimited(µ) 1,865 5.000 07/01/34 2,204
City of New Brunswick General Obligation Unlimited(µ) 150 5.000 02/15/20 152
City of Trenton New Jersey General Obligation Unlimited(µ) 1,510 5.000 07/15/23 1,688
County of Cape May General Obligation Unlimited 2,235 4.000 10/01/26 2,624
County of Cape May General Obligation Unlimited 2,480 4.000 10/01/27 2,896
Jersey City General Obligation Unlimited 450 5.000 11/01/31 551
New Jersey Building Authority Revenue Bonds(µ) 580 5.000 06/15/28 687
New Jersey Economic Development Authority Revenue Bonds(µ) 3,700 5.500 12/15/19 3,717
New Jersey Economic Development Authority Revenue Bonds 2,765 5.000 06/15/20 2,822
New Jersey Economic Development Authority Revenue Bonds 75 5.000 06/15/21 79
New Jersey Economic Development Authority Revenue Bonds 2,045 5.000 06/15/23 2,210
New Jersey Economic Development Authority Revenue Bonds(µ) 700 5.500 09/01/24 816
New Jersey Economic Development Authority Revenue Bonds(µ) 515 5.250 07/01/26 614
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 915
New Jersey Economic Development Authority Revenue Bonds(µ) 2,005 5.000 07/01/28 2,427
New Jersey Economic Development Authority Revenue Bonds 1,690 5.000 06/15/29 1,887

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 365
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 813
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,730
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,148
New Jersey Educational Facilities Authority Revenue Bonds(µ) 450 5.000 07/01/32 534
New Jersey Educational Facilities Authority Revenue Bonds(µ) 3,085 5.000 07/01/33 3,773
New Jersey Educational Facilities Authority Revenue Bonds 950 5.000 07/01/36 1,090
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,035 5.000 07/01/20 1,061
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 1,000 5.000 07/01/27 1,165
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,221
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,679
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 352
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,208
New Jersey Health Care Facilities Financing Authority Revenue Bonds(~)(ae)(Ê) 1,610 5.000 07/01/43 1,871
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 4,360 4.750 10/01/50 4,902
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 145 5.250 12/15/21 156
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,785 2.493 12/15/26 1,498
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,325 5.000 06/15/29 2,727
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 845
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/30 858
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,585 5.000 06/15/31 6,500
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 1,840 2.851 12/15/31 1,308
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 857
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,111
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,594
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 5,000 3.060 12/15/35 3,074
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 919
New Jersey Transportation Trust Fund Authority Revenue Bonds 650 5.250 06/15/36 683
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 8,531
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,160
New Jersey Transportation Trust Fund Authority Revenue Bonds 21,585 3.499 12/15/38 11,177
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 738
New Jersey Turnpike Authority Revenue Bonds 5,550 5.000 01/01/22 6,000
New Jersey Turnpike Authority Revenue Bonds 900 5.000 01/01/23 1,008
New Jersey Turnpike Authority Revenue Bonds 3,090 5.000 01/01/24 3,450
New Jersey Turnpike Authority Revenue Bonds(ae) 2,330 5.000 01/01/27 2,566
New Jersey Turnpike Authority Revenue Bonds 3,375 5.000 01/01/32 4,054
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,419
South Jersey Port Corp. Revenue Bonds(µ) 200 5.000 11/01/28 253
South Jersey Port Corp. Revenue Bonds(µ) 2,000 5.000 11/01/29 2,560
South Jersey Port Corp. Revenue Bonds(µ) 1,000 5.000 11/01/30 1,272
Tobacco Settlement Financing Corp. Revenue Bonds 4,375 3.200 06/01/27 4,470
Town of Morristown General Obligation Unlimited 270 5.000 02/01/20 273
136,198
New Mexico - 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds 800 2.250 07/01/23 801
New Mexico Mortgage Finance Authority Revenue Bonds 2,770 4.250 07/01/49 3,049
New Mexico Mortgage Finance Authority Revenue Bonds 2,000 3.750 01/01/50 2,180
6,030

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
662 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York - 6.4%
Albany Capital Resource Corp. Revenue Bonds 1,570 4.000 06/01/29 1,677
Amherst Development Corp. Revenue Bonds 600 5.000 10/01/25 683
Amherst Development Corp. Revenue Bonds 630 5.000 10/01/26 727
Arlington Central School District General Obligation Unlimited 408 3.000 11/07/19 408
Binghamton City School District General Obligation Unlimited Notes 500 3.500 11/15/19 500
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds 1,350 5.750 10/01/26 1,441
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 614
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 854
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 725
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 602
City of New York New York General Obligation Unlimited 2,550 5.000 08/01/21 2,718
City of New York New York General Obligation Unlimited 2,445 5.000 08/01/22 2,698
City of New York New York General Obligation Unlimited 6,420 5.000 08/01/23 7,309
County of Monroe General Obligation Limited(µ) 1,000 5.000 06/01/21 1,060
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 9,108
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,728
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 6,338
Hudson Yards Infrastructure Corp. Revenue Bonds 300 4.000 02/15/44 331
Long Island Power Authority Electrical Systems Revenue Bonds 1,000 5.000 09/01/32 1,226
Long Island Power Authority Electrical Systems Revenue Bonds 750 5.000 09/01/33 917
Long Island Power Authority Electrical Systems Revenue Bonds 1,000 5.000 09/01/34 1,219
Long Island Power Authority Electrical Systems Revenue Bonds 1,250 5.000 09/01/35 1,520
Long Island Power Authority Electrical Systems Revenue Bonds 1,825 5.000 09/01/37 2,205
Long Island Power Authority Revenue Bonds(ae)(Ê) 2,700 1.997 05/01/33 2,717
Long Island Power Authority Revenue Bonds(~)(ae)(Ê) 2,000 1.650 09/01/49 2,004
Metropolitan Transportation Authority Revenue Bonds 6,000 4.000 07/01/20 6,103
Metropolitan Transportation Authority Revenue Bonds 1,440 5.000 11/15/24 1,593
Metropolitan Transportation Authority Revenue Bonds 8,320 5.000 11/15/25 9,193
Metropolitan Transportation Authority Revenue Bonds(ae) 4,015 5.000 11/15/28 4,790
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê) 4,000 1.799 11/01/32 4,009
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,624
New York City Industrial Development Agency Revenue Bonds(µ) 1,535 5.000 01/01/31 1,539
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 900 5.000 11/01/20 934
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,175 5.000 05/01/21 2,299
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,920 5.000 02/01/37 4,618
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 08/01/39 1,147
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê) 6,450 1.100 02/01/45 6,450
New York City Trust for Cultural Resources Revenue Bonds 940 5.000 07/01/21 981
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,607
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 3,029
New York State Dormitory Authority Revenue Bonds(ae) 2,400 5.000 05/01/22 2,537
New York State Dormitory Authority Revenue Bonds 725 5.000 05/15/23 795
New York State Dormitory Authority Revenue Bonds(µ) 430 5.250 07/01/23 482
New York State Dormitory Authority Revenue Bonds 6,725 5.000 12/15/23 7,518
New York State Dormitory Authority Revenue Bonds 6,790 5.000 07/01/26 7,673
New York State Dormitory Authority Revenue Bonds 1,000 5.000 08/01/27 1,234
New York State Dormitory Authority Revenue Bonds 3,340 5.000 02/15/28 4,141
New York State Dormitory Authority Revenue Bonds 13,920 5.000 03/15/32 17,719

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 100 5.000 07/01/32 125
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 4,007
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,852
New York State Dormitory Authority Revenue Bonds 710 5.000 07/01/34 883
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 118
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 105
New York State Dormitory Authority Revenue Bonds 6,035 4.000 07/01/38 6,947
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,258
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 117
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 134
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 478
Oneida County Local Development Corp. Revenue Bonds 1,500 5.000 12/01/30 1,885
Oneida County Local Development Corp. Revenue Bonds 1,500 5.000 12/01/31 1,878
Oneida County Local Development Corp. Revenue Bonds 60 4.000 12/01/32 68
Oneida County Local Development Corp. Revenue Bonds 70 4.000 12/01/33 79
Oneida County Local Development Corp. Revenue Bonds 60 4.000 12/01/34 66
Oneida County Local Development Corp. Revenue Bonds 60 4.000 12/01/35 68
Oneida County Local Development Corp. Revenue Bonds 75 4.000 12/01/36 84
Oneida County Local Development Corp. Revenue Bonds 60 4.000 12/01/37 67
Oneida County Local Development Corp. Revenue Bonds 60 4.000 12/01/38 67
Oneida County Local Development Corp. Revenue Bonds 180 3.000 12/01/39 177
Oneida County Local Development Corp. Revenue Bonds 120 3.000 12/01/40 118
Oneida County Local Development Corp. Revenue Bonds 240 4.000 12/01/49 263
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 3,425 4.250 10/01/47 3,753
Triborough Bridge & Tunnel Authority Revenue Bonds(µ) 1,000 5.500 11/15/20 1,047
Triborough Bridge & Tunnel Authority Revenue Bonds 5,170 5.000 11/15/33 6,340
Troy Capital Resource Corp. Revenue Bonds 1,000 5.000 09/01/20 1,031
TSASC, Inc. New York Revenue Bonds 1,500 5.000 06/01/29 1,808
Westchester County Healthcare Corp. Revenue Bonds 325 5.000 11/01/19 326
Westchester County Local Development Corp. Revenue Bonds 280 5.000 07/01/20 288
Westchester County Local Development Corp. Revenue Bonds 425 5.000 07/01/21 452
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,503
187,736
North Carolina - 1.2%
North Carolina Capital Facilities Finance Agency Revenue Bonds 9,525 5.000 10/01/41 10,277
North Carolina Capital Facilities Finance Agency Revenue Bonds 4,710 5.000 10/01/44 5,075
North Carolina Housing Finance Agency Revenue Bonds 3,940 4.250 07/01/47 4,319
North Carolina Housing Finance Agency Revenue Bonds 4,000 4.000 01/01/50 4,404
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 271
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 263
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 659
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 933
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 663
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 773
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 823
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 735
North Carolina Medical Care Commission Revenue Bonds 2,105 5.000 11/01/31 2,499
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 565
North Carolina Turnpike Authority Revenue Bonds(µ) 1,310 5.000 01/01/28 1,594

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
664 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of North Carolina General Obligation Unlimited 2,500 5.000 05/01/20 2,548
36,401
North Dakota - 0.2%
County of Burleigh North Dakota Revenue Bonds(ae) 500 5.000 07/01/31 531
North Dakota Housing Finance Agency Revenue Bonds 5,000 4.250 07/01/49 5,506
6,037
Ohio - 2.8%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,865 5.125 06/01/24 6,874
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,640 5.375 06/01/24 1,642
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,650 5.875 06/01/30 2,657
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,495 5.750 06/01/34 6,503
City of Cincinnati Ohio General Obligation Unlimited(ae) 1,815 5.000 12/01/30 1,993
City of Cleveland Income Tax Revenue Bonds(ae) 375 5.000 10/01/37 430
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 5,353
Cleveland Municipal School District General Obligation Unlimited 1,100 5.000 12/01/27 1,240
County of Cuyahoga Ohio Certificate Of Participation 14,065 5.000 12/01/27 16,020
County of Cuyahoga Ohio Certificate Of Participation 1,990 5.000 12/01/28 2,262
County of Hamilton Ohio Revenue Bonds 1,350 5.000 01/01/31 1,542
County of Lucas Hospital Revenue Bonds 665 5.000 11/15/19 666
County of Miami-Dade Florida Revenue Bonds 450 5.000 09/01/36 478
County of Montgomery Ohio Revenue Bonds 510 5.750 11/15/22 531
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 8,491
Euclid City School District Certificated Participation(µ) 165 4.000 12/01/28 186
Euclid City School District Certificated Participation(µ) 175 4.000 12/01/30 195
Euclid City School District Certificated Participation(µ) 185 4.000 12/01/31 206
Euclid City School District Certificated Participation(µ) 130 4.000 12/01/32 144
Euclid City School District Certificated Participation(µ) 135 4.000 12/01/33 149
Euclid City School District Certificated Participation(µ) 110 4.000 12/01/34 121
Euclid City School District Certificated Participation(µ) 215 4.000 12/01/35 236
Euclid City School District Certificated Participation(µ) 445 4.000 12/01/36 487
Euclid City School District Certificated Participation(µ) 380 4.000 12/01/38 413
Lakewood City School District General Obligation Unlimited(ae) 875 5.000 11/01/30 975
Middletown City School District General Obligation Unlimited 5 5.250 12/01/34 6
North Olmsted City School District General Obligation Unlimited 420 1.750 12/01/19 420
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 1,014
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.000 01/01/28 271
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 631
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 904
Ohio Higher Educational Facility Commission Revenue Bonds 820 5.000 07/01/34 986
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 773
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 666
Ohio Housing Finance Agency Revenue Bonds 2,905 4.500 09/01/48 3,216
State of Ohio Revenue Bonds 3,500 5.000 12/15/22 3,845
State of Ohio Revenue Bonds 2,815 5.000 12/15/23 3,091
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 2,159
University of Cincinnati Revenue Bonds(Ê) 5,000 1.516 06/01/20 5,001
82,777
Oklahoma - 1.1%
Cache Educational Facilities Authority Revenue Bonds 3,570 5.000 09/01/28 4,489

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 4,418
Cleveland County Educational Facilities Authority Revenue Bonds 765 5.000 06/01/24 885
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/22 1,086
Oklahoma Development Finance Authority Revenue Bonds 750 5.000 08/15/23 836
Oklahoma Development Finance Authority Revenue Bonds 700 5.000 08/15/25 818
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/26 1,192
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,365
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.000 08/15/33 3,604
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,587
Oklahoma Housing Finance Agency Revenue Bonds 1,615 4.750 09/01/48 1,808
Oklahoma Water Resources Board Revenue Bonds 2,725 5.000 04/01/31 3,364
Oklahoma Water Resources Board Revenue Bonds 1,750 5.000 04/01/32 2,156
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,845
Tulsa County Industrial Authority Revenue Bonds 285 5.000 09/01/30 365
32,818
Oregon - 0.3%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds(~)(Ê) 1,130 5.000 03/01/40 1,314
Morrow County School District No. 1 General Obligation Unlimited(µ) 1,955 5.500 06/15/21 2,092
Oregon State Business Development Commission Revenue Bonds(~)(ae)(Ê) 1,950 2.400 12/01/40 2,017
Oregon State Facilities Authority Revenue Bonds(Þ) 750 5.000 10/01/36 793
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 614
State of Oregon General Obligation Unlimited 2,405 4.250 06/01/49 2,640
9,470
Pennsylvania - 5.5%
Allegheny County Higher Education Building Authority Revenue Bonds 590 5.000 10/15/20 606
Allegheny County Higher Education Building Authority Revenue Bonds 615 5.000 10/15/21 649
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 917
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 967
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 1,000
Allegheny County Higher Education Building Authority Revenue Bonds 660 3.000 10/15/29 644
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,405
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,132
Allentown City School District General Obligation Ltd.(µ) 2,250 5.000 02/01/31 2,811
Allentown City School District General Obligation Ltd.(µ) 4,385 5.000 02/01/33 5,434
Allentown City School District General Obligation Ltd.(µ) 1,000 4.000 02/01/36 1,121
Allentown City School District General Obligation Ltd.(µ) 2,250 5.000 02/01/37 2,761
Berks County Municipal Authority Revenue Bonds(ae) 1,960 5.250 11/01/24 1,969
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 375
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 397
Butler County General Authority Revenue Bonds(µ)(Ê) 18,370 2.106 10/01/34 17,573
Chester County Industrial Development Authority Special Assessment(Þ) 275 4.375 03/01/28 287
City of Erie General Obligation Unlimited(µ) 3,750 3.208 11/15/37 2,120
City of Lancaster General Obligation Unlimited(µ) 375 5.000 05/01/27 461
City of Philadelphia General Obligation Unlimited(ae) 3,210 5.250 07/15/27 3,429
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 6,056
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 6,043
City of Scranton General Obligation Unlimited(Þ) 1,815 5.000 09/01/21 1,905
City of Scranton General Obligation Unlimited(Þ) 1,925 5.000 09/01/22 2,066
City of Wilkes-Barre General Obligation Unlimited(µ) 1,000 4.000 11/15/38 1,061

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
666 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of York General Obligation Unlimited 105 5.000 11/15/24 121
City of York General Obligation Unlimited 1,955 5.000 11/15/26 2,293
City of York General Obligation Unlimited 1,755 5.000 11/15/27 2,090
Coatesville Area School District Building Authority Revenue Bonds(µ) 425 5.000 12/01/24 473
Coatesville Area School District Building Authority Revenue Bonds(µ) 385 5.000 12/01/25 428
Coatesville Area School District Building Authority Revenue Bonds(µ) 335 5.000 12/01/26 372
Coatesville Area School District Building Authority Revenue Bonds(µ) 360 5.000 12/01/27 399
Commonwealth Financing Authority Revenue Bonds(µ) 13,000 4.000 06/01/39 14,363
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,910
County of Luzerne General Obligation Unlimited(µ) 500 5.000 12/15/27 606
Dauphin County General Authority University Revenue Bonds(Þ) 2,570 4.000 10/15/22 2,641
Delaware County Authority Revenue Bonds 700 5.000 08/01/45 811
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,120 5.000 11/01/27 1,251
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,140 5.000 11/01/28 1,273
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,500 5.250 11/01/33 1,691
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê) 10,000 2.074 09/01/48 10,047
Erie City Water Authority Revenue Bonds(µ) 1,755 4.000 12/01/36 1,980
Erie City Water Authority Revenue Bonds(µ) 1,075 4.000 12/01/37 1,208
Erie City Water Authority Revenue Bonds(µ) 750 4.000 12/01/38 841
General Authority of Southcentral Pennsylvania Revenue Bonds 370 5.000 12/01/28 436
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 167
General Authority of Southcentral Pennsylvania Revenue Bonds 275 5.000 06/01/44 336
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 591
Mifflin County School District General Obligation Limited(µ) 1,000 5.000 09/01/30 1,164
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 167
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 166
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 166
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,149
North Penn Water Authority Revenue Bonds 1,190 5.000 11/01/30 1,272
Northampton County General Purpose Authority Revenue Bonds 285 5.000 10/01/30 332
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 174
Northern Tioga School District General Obligation Limited(µ) 650 5.000 04/01/30 788
Pennsylvania Economic Development Financing Authority Revenue Bonds 750 5.000 12/01/36 925
Pennsylvania Economic Development Financing Authority Revenue Bonds 750 5.000 12/01/38 918
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,535
Pennsylvania Higher Education Facilities Authority Revenue Bonds 110 5.250 05/01/24 116
Pennsylvania Turnpike Commission Revenue Bonds 4,500 5.250 12/01/44 5,540
Philadelphia Authority for Industrial Development Revenue Bonds 560 5.875 06/15/22 586
Philadelphia Authority for Industrial Development Revenue Bonds(µ) 510 5.000 12/01/29 623
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 8.000 01/01/33 2,207
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 1,250 5.000 07/01/21 1,313
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 375 4.000 09/01/34 430
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 150 5.000 09/01/34 189
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 75 4.000 09/01/35 86
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 265 5.000 09/01/35 333
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,300 5.000 09/01/36 1,631
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,300 5.000 09/01/37 1,624
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,040 5.000 09/01/38 1,293

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
School District of Philadelphia (The) General Obligation Limited(µ) 4,495 5.000 09/01/27 5,378
Scranton School District General Obligation Unlimited(µ) 490 5.000 06/01/32 597
Scranton School District General Obligation Unlimited(µ) 330 5.000 12/01/33 398
Scranton School District General Obligation Unlimited(µ) 575 5.000 06/01/34 698
Scranton School District General Obligation Unlimited(µ) 560 5.000 06/01/36 676
Shenandoah Valley School District General Obligation Unlimited(µ) 935 4.000 08/01/26 1,068
State Public School Building Authority Revenue Bonds 2,000 5.000 04/01/20 2,030
State Public School Building Authority Revenue Bonds 3,030 5.000 04/01/25 3,301
State Public School Building Authority Revenue Bonds(µ) 1,000 5.000 06/15/28 1,085
State Public School Building Authority Revenue Bonds(µ) 1,000 5.000 06/15/29 1,084
Stroudsburg Area School District General Obligation Unlimited(µ) 1,950 4.000 06/01/30 2,226
West Mifflin School District General Obligation Limited(µ) 1,000 5.000 04/01/28 1,182
West Mifflin School District General Obligation Limited(µ) 3,045 4.000 04/01/30 3,366
Western Wayne School District General Obligation Unlimited(µ) 565 5.000 04/01/21 596
162,929
Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 430 5.250 07/01/20 438
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 190 5.500 07/01/20 193
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,000 5.250 07/01/21 1,016
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,055 4.000 07/01/22 1,083
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,305 5.375 07/01/25 1,365
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,005 5.250 07/01/26 1,046
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 415 4.250 07/01/27 422
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,000 5.250 07/01/27 1,026
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 8,635 5.000 07/01/35 9,040
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ) 3,875 5.000 07/01/28 3,973
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,000 5.500 07/01/28 2,118
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 3,830 5.000 07/01/33 3,988
Puerto Rico Commonwealth General Obligation Unlimited(µ) 235 5.500 07/01/20 240
Puerto Rico Commonwealth General Obligation Unlimited(µ) 635 5.000 07/01/31 643
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 190 5.000 07/01/20 191
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 345 5.000 07/01/31 352
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 1,125 4.500 07/01/36 1,128
Puerto Rico Electric Power Authority Revenue Bonds(µ) 1,815 5.000 07/01/21 1,842
Puerto Rico Electric Power Authority Revenue Bonds(µ) 385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê) 8,820 1.926 07/01/29 8,711
Puerto Rico Electric Power Authority Revenue Bonds(µ) 230 4.375 07/01/30 231
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 770 5.250 07/01/22 815
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 425 5.500 07/01/26 474
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 950 5.000 07/01/27 974
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 700 5.500 07/01/28 763
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 210 5.250 07/01/33 236
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/34 292
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 1,275 5.250 07/01/35 1,354
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 2,860 5.250 07/01/36 3,203
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 500 4.750 07/01/38 501
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/38 272
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/41 278
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 2,275 5.500 07/01/23 2,432

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
668 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 955 5.500 07/01/24 1,029
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 1,185 5.500 07/01/25 1,290
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 1,080 5.500 07/01/26 1,185
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 350 5.500 07/01/27 386
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ) 3,090 5.000 08/01/27 3,168
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 3,000 6.000 07/01/25 3,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,305 2.953 07/01/27 3,443
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 319 3.071 07/01/29 238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,433 3.171 07/01/31 1,690
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,195 3.450 07/01/33 1,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,975 4.500 07/01/34 10,634
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11,005 4.329 07/01/40 11,170
89,938
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ) 500 5.875 06/15/26 533
Rhode Island Commerce Corp. Revenue Bonds 2,610 5.000 06/15/27 3,166
Rhode Island Health & Educational Building Corp. Revenue Bonds 600 5.000 09/01/22 665
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 251
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,961
Rhode Island Health & Educational Building Corp. Revenue Bonds 250 5.000 08/15/28 319
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,478
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 375 5.000 05/15/32 471
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 300 5.000 05/15/33 376
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 300 5.000 05/15/36 372
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,500 4.000 09/01/37 1,680
12,272
South Carolina - 1.5%
Lee County School Facilities, Inc. Revenue Bonds(µ) 1,050 4.000 12/01/27 1,209
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,434
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,762
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,925
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,884
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,293
Piedmont Municipal Power Agency Revenue Bonds 1,000 5.000 01/01/20 1,006
Richland County School District No 1 General Obligation Unlimited 3,165 5.000 03/01/20 3,205
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds(ae) 3,800 5.250 08/01/30 4,357
South Carolina Public Service Authority Revenue Bonds 3,500 5.000 12/01/30 4,044
South Carolina Public Service Authority Revenue Bonds 2,180 5.000 12/01/31 2,620
South Carolina Public Service Authority Revenue Bonds 200 5.000 12/01/34 229
South Carolina Public Service Authority Revenue Bonds 5,000 5.000 12/01/41 5,864
South Carolina State Public Service Authority Revenue Bonds 3,670 5.000 12/01/36 3,904
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae)(Ê) 2,860 1.644 10/01/31 2,862
South Carolina Transportation Infrastructure Bank Revenue Bonds 560 5.000 10/01/38 678
Spartanburg Regional Health Services District Revenue Bonds 4,885 5.000 04/15/32 5,237
Sumter Two School Facilities, Inc. Revenue Bonds(µ) 1,360 5.000 12/01/26 1,602
45,115
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 923
Tennessee - 0.8%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 698
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 870 5.000 08/01/32 1,063
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 870 5.000 08/01/33 1,060
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 870 5.000 08/01/34 1,057
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,265 5.000 08/01/35 1,530
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 705
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 751
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 2,075
Memphis Sanitary Sewerage System Revenue Bonds 1,025 5.000 10/01/27 1,258
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds 2,200 5.000 07/01/35 2,586
Tennergy Corp. Natural Gas Revenue Bonds(~)(ae)(Ê) 2,425 5.000 02/01/50 2,793
Tennessee Housing Development Agency Revenue Bonds 3,870 4.250 07/01/49 4,232
Tennessee Housing Development Agency Revenue Bonds 4,315 4.500 07/01/49 4,775
24,583
Texas - 6.2%
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,154
Arlington Higher Education Finance Corp. Revenue Bonds 450 5.000 12/01/27 557
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 616
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 952
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 786
Austin Community College District Public Facility Corp. Revenue Bonds 1,000 5.000 08/01/23 1,135
Austin Community College District Public Facility Corp. Revenue Bonds 1,000 5.000 08/01/24 1,168
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,852
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,629
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,378
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,677
Central Texas Turnpike System Revenue Bonds(µ) 860 1.717 08/15/23 806
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 564
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/37 562
City of Arlington Special Tax(µ) 1,000 5.000 02/15/32 1,223
City of Arlington Special Tax(µ) 1,785 5.000 02/15/34 2,171
City of Arlington Special Tax(µ) 3,620 5.000 02/15/37 4,405
City of Corpus Christi Texas Utility System Revenue Bonds 1,720 5.000 07/15/22 1,885
City of Donna Texas Revenue Bonds(µ) 1,090 5.000 02/15/31 1,234
City of El Paso Texas Water & Sewer Revenue Bonds 2,965 5.000 03/01/25 3,424
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,387
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,483
City of Hackberry Special Assessment 1,530 4.625 09/01/37 1,597
City of Houston Airport System Revenue Bonds 1,500 5.000 07/01/30 1,886
City of Houston Airport System Revenue Bonds 1,500 5.000 07/01/32 1,871
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,533
City of Houston Texas Revenue Bonds 1,890 5.000 09/01/20 1,947
City of Justin Special Assessment(Þ) 595 4.125 09/01/23 602
City of Justin Special Assessment(Þ) 910 4.625 09/01/28 938
City of Mesquite Special Assessment Revenue Bonds(Þ) 290 4.750 09/01/28 301
City of Mesquite Special Assessment Revenue Bonds(Þ) 595 5.250 09/01/38 629
City of Odessa General Obligation Unlimited(µ) 3,605 4.000 03/01/38 4,042
City of Princeton Special Assessment(Þ) 590 4.375 09/01/28 612

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
670 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of San Antonio Texas Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 5,728
City of San Antonio Texas Water System Revenue Bonds(ae) 2,250 5.000 05/15/24 2,295
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,690
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,686
Conroe Independent School District General Obligation Unlimited 860 5.000 02/15/25 869
County of Harris Revenue Bonds(µ)(Ê) 3,235 2.120 08/15/35 3,052
Dallas/Fort Worth International Airport Revenue Bonds 3,410 5.000 11/01/27 3,785
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,152
Dallas/Fort Worth International Airport Revenue Bonds 1,340 5.000 11/01/29 1,388
Dallas/Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,298
Dallas/Fort Worth International Airport Revenue Bonds 1,825 5.000 11/01/30 1,889
Dallas/Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,720
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,415
Dickinson Independent School District General Obligation Unlimited 1,700 4.000 02/15/29 1,935
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,557
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,149
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 857
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,579
Harris County-Houston Sports Authority Revenue Bonds 1,215 5.000 11/15/31 1,382
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,889
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê) 715 2.400 06/01/36 727
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê) 655 2.200 06/01/39 658
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,220
La Joya Independent School District General Obligation Limited(µ) 675 5.000 02/15/25 793
La Joya Independent School District General Obligation Limited(µ) 1,415 5.000 02/15/26 1,695
La Joya Independent School District General Obligation Limited(µ) 600 5.000 02/15/31 720
La Joya Independent School District General Obligation Limited(µ) 735 5.000 02/15/33 877
Lancaster Independent School District General Obligation Unlimited(µ) 500 5.000 02/15/26 588
Leander Independent School District General Obligation Unlimited(ae) 625 4.327 08/15/38 282
Leander Independent School District General Obligation Unlimited(ae) 600 4.625 08/15/43 204
Leander Independent School District General Obligation Unlimited(ae) 1,425 4.746 08/15/45 431
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,267
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(~)(Ê) 5,000 1.120 11/01/51 5,000
Lubbock Independent School District General Obligation Unlimited 2,250 4.000 02/15/40 2,546
Matagorda County Navigation District No 1 Revenue Bonds 1,150 2.600 11/01/29 1,206
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê) 1,200 1.110 08/01/34 1,200
Montgomery County Toll Road Authority Revenue Bonds 1,650 5.000 09/15/30 1,887
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 565 5.000 04/01/21 587
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 650 5.000 04/01/22 692
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 4.625 04/01/23 194
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 400 5.000 07/01/26 478
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 547
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 150 4.000 07/01/31 166
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 500 5.000 07/01/31 595
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 130 4.000 07/01/32 143
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 250 5.000 07/01/32 296
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 300 5.000 07/01/33 354
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,893

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,373
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 500 5.000 07/01/38 584
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 2,236
North Texas Tollway Authority Revenue Bonds 3,735 5.000 01/01/23 4,163
North Texas Tollway Authority Revenue Bonds 3,920 5.000 01/01/29 4,587
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,211
Reagan Hospital District of Reagan County General Obligation Limited 910 3.250 02/01/21 922
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 537
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,649
Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,170
San Antonio Water System Revenue Bonds(~)(ae)(Ê) 2,000 2.625 05/01/49 2,105
Southwest Houston Redevelopment Authority Tax Allocation(µ) 1,300 5.000 09/01/33 1,548
Southwest Houston Redevelopment Authority Tax Allocation(µ) 1,350 5.000 09/01/34 1,604
State of Texas General Obligation Unlimited 2,500 5.000 04/01/21 2,636
Texas Department of Housing & Community Affairs Revenue Bonds 10,000 4.000 03/01/50 11,163
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 3,610 6.250 12/15/26 4,211
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê) 1,485 1.640 09/15/27 1,467
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 900 5.000 12/15/24 989
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,515 5.000 12/15/27 3,842
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,445 7.500 12/31/31 1,460
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 7.500 06/30/33 1,303
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,400 6.875 12/31/39 2,422
University of Texas Revenue Bonds 1,290 5.000 08/15/26 1,596
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 936
Viridian Municipal Management District General Obligation Unlimited(µ) 1,000 6.000 12/01/27 1,216
Viridian Municipal Management District General Obligation Unlimited(µ) 500 6.000 12/01/32 608
Viridian Municipal Management District General Obligation Unlimited(µ) 995 6.000 12/01/33 1,212
Viridian Municipal Management District Special Assessment 516 3.000 12/01/22 518
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 769
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 2,059
181,663
Utah - 1.0%
Alpine School District General Obligation Unlimited 8,000 5.000 03/15/22 8,720
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 579
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 281
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 251
Utah Housing Corp. Revenue Bonds 3,484 4.500 07/21/49 3,715
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 111
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 112
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 163
Utah Infrastructure Agency Revenue Bonds 1,505 5.000 10/15/27 1,781
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 163
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 193
Utah Infrastructure Agency Revenue Bonds 2,650 5.000 10/15/32 3,090
Utah Infrastructure Agency Revenue Bonds 685 4.000 10/15/33 733
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 2,084
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/37 1,373
Utah State Charter School Finance Authority Revenue Bonds 465 5.250 10/15/28 522
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 592

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
672 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,338
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 568
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,329
28,698
Vermont - 0.1%
City of Burlington Vermont Airport Revenue Bonds(µ) 540 5.000 07/01/24 596
Vermont Housing Finance Agency Revenue Bonds 2,000 4.750 11/01/48 2,234
2,830
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue Bonds 2,670 5.000 10/01/25 2,686
Virgin Islands Public Finance Authority Revenue Bonds 2,385 5.000 10/01/29 2,394
Virgin Islands Public Finance Authority Revenue Bonds 820 6.625 10/01/29 822
Virgin Islands Public Finance Authority Revenue Bonds(µ) 1,680 5.000 10/01/32 1,822
Virgin Islands Public Finance Authority Revenue Bonds 1,290 6.750 10/01/37 1,293
9,017
Virginia - 0.5%
Ballston Quarter Community Development Authority Tax Allocation 500 5.000 03/01/26 523
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 1,063
Chesapeake Bay Bridge & Tunnel District Revenue Bonds 3,090 5.000 11/01/23 3,512
Chesapeake Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê) 300 1.900 02/01/32 304
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 877
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,359
Henrico County Economic Development Authority Revenue Bonds(ae) 1,490 5.000 11/01/30 1,655
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 350 1.800 11/01/35 352
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 175 1.900 11/01/35 177
Peninsula Ports Authority Revenue Bonds(~)(ae)(Ê) 350 1.700 10/01/33 349
Virginia College Building Authority Revenue Bonds(Þ) 585 5.000 07/01/20 595
Virginia College Building Authority Revenue Bonds(Þ) 710 5.250 07/01/30 790
Virginia Public School Authority Revenue Bonds 1,485 5.000 08/01/28 1,910
Virginia Resources Authority Revenue Bonds 90 5.000 11/01/21 97
York County Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê) 550 1.900 05/01/33 555
14,118
Washington - 1.7%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,854
County of King Washington Sewer Revenue Bonds 3,085 5.000 01/01/28 3,435
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds 1,000 4.500 09/01/22 1,029
King County School District No 410 General Obligation Unlimited 3,125 4.000 12/01/30 3,599
King County School District No 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 813
Klickitat County Public Utility District No. 1 Revenue Bonds 830 5.000 12/01/30 1,043
Klickitat County Public Utility District No. 1 Revenue Bonds 900 5.000 12/01/31 1,128
Port of Seattle Washington Revenue Bonds 1,285 5.000 03/01/23 1,441
Port of Seattle Washington Revenue Bonds 2,470 5.000 08/01/30 2,705
Snohomish County School District No. 2 General Obligation Unlimited 2,000 5.000 12/01/19 2,006
Spokane County School District No 354 Mead General Obligation Unlimited 490 5.000 12/01/28 618
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,164
State of Washington General Obligation Unlimited 2,480 5.000 01/01/23 2,495
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 9,328
Washington County Board of Commissioners Revenue Bonds 1,295 5.000 07/01/37 1,581

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,706
Washington Health Care Facilities Authority Revenue Bonds 700 5.000 07/01/30 802
Washington Health Care Facilities Authority Revenue Bonds 1,300 5.000 08/01/32 1,588
Washington Health Care Facilities Authority Revenue Bonds 1,300 5.000 08/01/33 1,584
Washington Health Care Facilities Authority Revenue Bonds 1,520 5.000 08/01/34 1,847
Washington Health Care Facilities Authority Revenue Bonds 215 5.000 08/01/35 260
Washington Health Care Facilities Authority Revenue Bonds 485 5.000 08/01/36 585
Washington Health Care Facilities Authority Revenue Bonds 285 5.000 08/01/37 342
Washington Health Care Facilities Authority Revenue Bonds 285 5.000 08/01/38 341
Washington Health Care Facilities Authority Revenue Bonds(~)(ae)(Ê) 715 5.000 08/01/49 844
Washington State Housing Finance Commission Revenue Bonds(Þ) 1,500 2.375 01/01/26 1,501
Washington State Housing Finance Commission Revenue Bonds 2,995 4.000 12/01/48 3,257
49,896
West Virginia - 0.2%
West Virginia Hospital Finance Authority Revenue Bonds 2,380 5.000 01/01/28 2,913
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 532
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 598
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 496
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 371
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 280
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 327
West Virginia Hospital Finance Authority Revenue Bonds 325 5.000 01/01/35 391
West Virginia Hospital Finance Authority Revenue Bonds 670 5.000 01/01/36 802
6,710
Wisconsin - 1.1%
City of Marshfield Wisconsin Electric System Revenue Bonds 4,000 5.500 12/01/30 4,185
City of Racine Waterworks System Revenue Bonds(µ) 785 5.000 09/01/28 977
City of Racine Waterworks System Revenue Bonds(µ) 1,170 5.000 09/01/29 1,452
City of Racine Waterworks System Revenue Bonds(µ) 1,590 4.000 09/01/37 1,767
County of Dane General Obligation Unlimited 3,165 2.000 06/01/22 3,219
Public Finance Authority Revenue Bonds 405 5.000 10/01/23 447
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 331
Public Finance Authority Revenue Bonds(Þ) 1,250 5.125 11/15/29 1,359
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae) 5,000 5.000 06/01/26 5,826
Wisconsin Department of Transportation Revenue Bonds 5,950 5.000 07/01/22 6,547
Wisconsin Health & Educational Facilities Authority Revenue Bonds 2,000 2.650 11/01/20 2,001
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 743
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê) 4,150 1.740 08/15/54 4,162
33,016
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds 3,960 3.625 07/15/39 4,227
County of Laramie Wyoming Revenue Bonds 1,000 4.000 05/01/22 1,040
5,267
Total Municipal Bonds
(cost $2,760,932)
2,885,701
Short-Term Investments - 1.3%
U.S. Cash Management Fund(@) 37,716,0 50 (∞) 37,731
Total Short-Term Investments
(cost $37,730)
37,731

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
674 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Total Investments 99.4%
(identified cost $2,798,662) 2,923,432
Other Assets and Liabilities, Net - 0.6%
17,344
Net Assets - 100.0%
2,940,776

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 675
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.03 2,605
2,834
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 109.88 385
416
Celebration Pointe Community Development District Special Assessment 05/16/17 270,000 100.71 272
275
Centerra Metropolitan District No. 1 Tax Allocation 04/20/17 1,200,000 105.15 1,262
1,296
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.14 273
287
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.02 4,701
6,389
City of Justin Special Assessment 03/27/18 910,000 100.00 910
938
City of Justin Special Assessment 03/27/18 595,000 100.00 595
602
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
629
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
301
City of Princeton Special Assessment 04/24/18 590,000 100.00 590
612
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 103.63 1,881
1,905
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 105.11 2,023
2,066
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100.00 85
86
Corkscrew Farms Community Development District Special Assessment 12/13/17 255,000 100.00 255
266
Dauphin County General Authority University Revenue Bonds 07/13/17 2,570,000 99.85 2,566
2,641
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 111.88 1,119
1,197
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.14 1,588
1,712
Downtown Doral South Community Development District Special Assessment 09/10/18 500,000 100.00 500
506
East Bonita Beach Road Community Development District Special Assessment 08/29/18 110,000 100.00 110
111
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.79 339
355
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 108.67 109
110
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.90 141
144
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 114.69 115
117
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.52 804
879
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.75 151
166
Harmony West Community Development District Special Assessment 06/19/18 660,000 100.00 660
708
Harmony West Community Development District Special Assessment 06/19/18 350,000 100.00 350
356
Harmony West Community Development District Special Assessment 06/19/18 450,000 100.00 450
470
K-Bar Ranch II Community Development District Special Assessment 12/19/17 425,000 100.00 425
433
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 500,000 100.00 500
518
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.53 311
347
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
549
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.40 532
556
Nevada Department of Business & Industry Revenue Bonds 08/31/17 270,000 100.00 270
272
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 106.57 362
377
Nevada Department of Business & Industry Revenue Bonds 04/06/18 750,000 100.00 750
813
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.50 791
793
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.26 1,228
1,359
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.01 545
571
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 100.09 5,004
5,048
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
578
Timber Creek Community Development District Special Assessment 06/20/18 250,000 100.00 250
254
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.80 399
419
Village Community Development District No. 12 Special Assessment 03/16/18 1,535,000 100.00 1,535
1,624
Virginia College Building Authority Revenue Bonds 07/01/15 585,000 101.22 592
595
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 103.26 733
790
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,501
45,771
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
676 Tax-Exempt Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Butler County General Authority Revenue Bonds USD 3 Month LIBOR 0.700
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Delaware Valley Regional Finance Authority Revenue Bonds USD 1 Month LIBOR 0.880
Indiana Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.550
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Long Island Power Authority Revenue Bonds USD 1 Month LIBOR 0.750
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.750
Maricopa County Industrial Development Authority Revenue Bonds SIFMA Municipal Swap Index 0.380
Metropolitan Transportation Authority Revenue Bonds USD 1 Month LIBOR 0.570
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.670
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
Sacramento County Water Financing Authority Revenue Bonds USD 3 Month LIBOR 0.550
South Carolina Transportation Infrastructure Bank Revenue Bonds USD 1 Month LIBOR 0.450
Southeast Alabama Gas Supply District Revenue Bonds USD 1 Month LIBOR 0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds SIFMA Municipal Swap Index 0.550
University of Cincinnati Revenue Bonds USD 1 Month LIBOR 0.340
University of Michigan Revenue Bonds SIFMA Municipal Swap Index 0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds SIFMA Municipal Swap Index 0.650
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 675 USD 87,950 12/19
942
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
942
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 23,350 Three Month LIBOR
(2)
1.750%
(3)
12/18/49
524 (329) 195
Total Open Interest Rate Swap Contracts (å)
524 (329) 195

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 677
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 58,415 $ —
$ —
$ 58,415 2. 0
Alaska — 8,129 —
—
8,129 0.3
Arizona — 59,253 —
—
59,253 2 . 0
Arkansas — 14,303 —
—
14,303 0. 5
California — 263,289 —
—
263,289 9 . 0
Colorado — 86,480 —
—
86,480 3 . 0
Connecticut — 88,784 —
—
88,784 3. 0
Delaware — 8,397 —
—
8,397 0.3
District of Columbia — 12,461 —
—
12,461 0. 4
Florida — 130,976 —
—
130,976 4.5
Georgia — 49,613 —
—
49,613 1.7
Guam — 63,859 —
—
63,859 2. 2
Hawaii — 2,078 —
—
2,078 0.1
Idaho — 14,442 —
—
14,442 0. 5
Illinois — 390,310 —
—
390,310 13. 3
Indiana — 9,075 —
—
9,075 0. 3
Iowa — 21,499 —
—
21,499 0.7
Kansas — 18,628 —
—
18,628 0.6
Kentucky — 33,832 —
—
33,832 1. 2
Louisiana — 68,105 —
—
68,105 2. 3
Maine — 3,521 —
—
3,521 0.1
Maryland — 15,651 —
—
15,651 0. 5
Massachusetts — 36,575 —
—
36,575 1.3
Michigan — 122,841 —
—
122,841 4. 2
Minnesota — 26,376 —
—
26,376 0. 9
Mississippi — 29,353 —
—
29,353 1 . 0
Missouri — 24,464 —
—
24,464 0. 8
Montana — 6,714 —
—
6,714 0.2
Nebraska — 15,131 —
—
15,131 0.5
Nevada — 18,736 —
—
18,736 0.6
New Hampshire — 19,969 —
—
19,969 0.7
New Jersey — 136,198 —
—
136,198 4.6
New Mexico — 6,030 —
—
6,030 0.2
New York — 187,736 —
—
187,736 6 . 4
North Carolina — 36,401 —
—
36,401 1. 2
North Dakota — 6,037 —
—
6,037 0.2
Ohio — 82,777 —
—
82,777 2 . 8
Oklahoma — 32,818 —
—
32,818 1. 1
Oregon — 9,470 —
—
9,470 0.3
Pennsylvania — 162,929 —
—
162,929 5.5

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
678 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Puerto Rico — 89,938 —
—
89,938 3. 1
Rhode Island — 12,272 —
—
12,272 0.4
South Carolina — 45,115 —
—
45,115 1. 5
South Dakota — 923 —
—
923 —
*
Tennessee — 24,583 —
—
24,583 0. 8
Texas — 181,663 —
—
181,663 6 . 2
Utah — 28,698 —
—
28,698 1. 0
Vermont — 2,830 —
—
2,830 0.1
Virgin Islands — 9,017 —
—
9,017 0. 3
Virginia — 14,118 —
—
14,118 0. 5
Washington — 49,896 —
—
49,896 1. 7
West Virginia — 6,710 —
—
6,710 0. 2
Wisconsin — 33,016 —
—
33,016 1. 1
Wyoming — 5,267 —
—
5,267 0.2
Short-Term Investments — — — 37,731 37,731 1.3
Total Investments $ — $ 2,885,701 $ — $ 37,731 $ 2,923,432 99.4
Other Assets and Liabilities, Net 0. 6
100.0
Other Financial Instruments
Assets
Futures Contracts 942 — —
—
942 —
*
Interest Rate Swap Contracts — 195 —
—
195 —
*
A
Total Other Financial Instruments
**
$ 942 $ 195 $ — $ — $ 1,137
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 679
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 942
Interest rate swap contracts, at fair value 195
Total
$ 1,137
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (8,041)
Interest rate swap contracts (6,499)
Total
$ (14,540)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 828
Interest rate swap contracts (1,157)
Total
$ (329)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
680 Tax-Exempt Bond Fund
Amounts in thousands
T
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Interest Rate Swap Contracts Interest rate swap contracts, at fair value $ 195 $ — $ 195
Total Financial and Derivative Assets
195 — 195
Financial and Derivative Assets not subject to a netting agreement
(195) — (195)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 681
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,798,662
Investments, at fair value(>) ...........................................................................................................................................................
2,923,432
Cash ............................................................................................................................................................................................... 18,309
Receivables:
Dividends and interest ....................................................................................................................................................... 33,118
Dividends from affiliated funds .......................................................................................................................................... 60
Investments sold ................................................................................................................................................................ 89
Fund shares sold ................................................................................................................................................................ 7,618
From broker(a) ................................................................................................................................................................... 2,349
Variation margin on futures contracts ................................................................................................................................. 944
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 195
Total assets .................................................................................................................................................
2,986,114
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 615
Investments purchased ...................................................................................................................................................... 41,564
Fund shares redeemed ....................................................................................................................................................... 1,795
Accrued fees to affiliates .................................................................................................................................................... 1,201
Other accrued expenses ..................................................................................................................................................... 163
Total liabilities .............................................................................................................................................
45,338
Net Assets ............................................................................................................................................................
$ 2,940,776

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
682 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 114, 6 44
Shares of beneficial interest ...........................................................................................................................................................
1,243
Additional paid-in capital ..............................................................................................................................................................
2,82 4 , 88 9
Net Assets ............................................................................................................................................................
$ 2,940,776
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 23.75
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 24.68
Class A — Net assets ............................................................................................................................................................. $ 27,044,920
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,138,626
Net asset value per share: Class C(#) ............................................................................................................................................. $ 23.61
Class C — Net assets ............................................................................................................................................................. $ 22,468,716
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 951,755
Net asset value per share: Class E(#) ............................................................................................................................................. $ 23.75
Class E — Net assets ............................................................................................................................................................. $ 1,306,133
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 54,999
Net asset value per share: Class M(#) ............................................................................................................................................ $ 23.67
Class M — Net assets ............................................................................................................................................................ $ 425,788,090
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 17,989,934
Net asset value per share: Class S(#) .............................................................................................................................................. $ 23.66
Class S — Net assets ............................................................................................................................................................. $ 2,464,168,526
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 104,141,816
Amounts in thousands
(•)     Interest rate swap contracts - premiums paid (received) $ 524
(>)     Investments in affiliates, U.S. Cash Management Fund $ 37,731
(a)     Receivable from Broker for Swaps $ 2,349
(b)      Due to Broker for Futures $ 615
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 683
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7
Dividends from affiliated funds ......................................................................................................................................... 519
Interest .............................................................................................................................................................................. 89,951
Total investment income ...............................................................................................................................................................
90,477
Expenses
Advisory fees .................................................................................................................................................................... 7,900
Administrative fees ........................................................................................................................................................... 1,274
Custodian fees ................................................................................................................................................................... 206
Distribution fees - Class A ................................................................................................................................................ 65
Distribution fees - Class C ................................................................................................................................................ 175
Transfer agent fees - Class A ............................................................................................................................................ 51
Transfer agent fees - Class C ............................................................................................................................................. 45
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 558
Transfer agent fees - Class S ............................................................................................................................................. 4,508
Professional fees ............................................................................................................................................................... 184
Registration fees ............................................................................................................................................................... 185
Shareholder servicing fees - Class C ................................................................................................................................. 58
Shareholder servicing fees - Class E ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 111
Printing fees ...................................................................................................................................................................... 119
Miscellaneous ................................................................................................................................................................... 55
Expenses before reductions .............................................................................................................................................. 15,501
Expense reductions ........................................................................................................................................................... (1,850)
Net expenses .................................................................................................................................................................................
13,651
Net investment income (loss) ........................................................................................................................................................
76,826
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,82 5
Investments in affiliated funds .......................................................................................................................................... 13
Futures contracts .............................................................................................................................................................. (8,041)
Interest rate swap contracts ............................................................................................................................................... (6,499)
Net realized gain (loss) ..................................................................................................................................................................
(12,70 2 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 142,80 6
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 828
Interest rate swap contracts ............................................................................................................................................... (1,157)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 142,47 8
Net realized and unrealized gain (loss) ......................................................................................................................................... 129,776
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 206,602

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
684 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 76,826 $ 62,882
Net realized gain (loss) ...................................................................................................................... (12,70 2 ) (4,619)
Net change in unrealized appreciation (depreciation) ....................................................................... 142,47 8 (57,444)
Net increase (decrease) in net assets from operations ............................................................................. 206,602 819
Distributions
To shareholders
Class A .......................................................................................................................................... (675) (624)
Class C .......................................................................................................................................... (450) (449)
Class E .......................................................................................................................................... (37) (34)
Class M ......................................................................................................................................... (8,026) (3,657)
Class S ........................................................................................................................................... (66,535) (56,141)
Net decrease in net assets from distributions .......................................................................................... (75,723) (60,905)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 397,219 535,685
Total Net Increase (Decrease) in Net Assets ..........................................................................
528,098 475,599
Net Assets
Beginning of period .................................................................................................................................
2,412,678 1,937,079
End of period ..........................................................................................................................................
$ 2,940,776 $ 2,412,678

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 685
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 303 $ 7,012 373 $ 8,535
Proceeds from reinvestment of distributions 28 657 26 590
Payments for shares redeemed (237) (5,540) (382) (8,706)
Net increase (decrease)
94 2,129 17 419
Class C
Proceeds from shares sold 195 4,512 212 4,826
Proceeds from reinvestment of distributions 19 444 19 439
Payments for shares redeemed (324) (7,505) (296) (6,742)
Net increase (decrease)
(110) (2,549) (65) (1,477)
Class E
Proceeds from shares sold 42 981 11 247
Proceeds from reinvestment of distributions 2 37 1 34
Payments for shares redeemed (46) (1,070) (13) (300)
Net increase (decrease)
(2) (52) (1) (19)
Class M
Proceeds from shares sold 13,712 319,270 4,148 94,774
Proceeds from reinvestment of distributions 345 8,024 160 3,655
Payments for shares redeemed (2,792) (65,058) (1,145) (26,075)
Net increase (decrease)
11,265 262,236 3,163 72,354
Class S
Proceeds from shares sold 35,442 822,251 35,143 801,073
Proceeds from reinvestment of distributions 2,864 66,238 2,443 55,638
Payments for shares redeemed (32,593) (753,034) (17,224) (392,303)
Net increase (decrease)
5,713 135,455 20,362 464,408
Total increase (decrease)
16,960 $ 397,219 23,476 $ 535,685

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
686 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.6 5 ) (.0 6 ) (.57) (.57)
October 31, 2017 23.45 .55 (.27) .28 (.54) (.54)
October 31, 2016 23.23 .56 .22 .78 (.56) (.56)
October 31, 2015 23.27 .54 (.04) .50 (.54) (.54)
Class C
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
October 31, 2017 23.32 .39 (.28) .11 (.38) (.38)
October 31, 2016 23.10 .39 .22 .61 (.39) (.39)
October 31, 2015 23.14 .38 (.05) .33 (.37) (.37)
Class E
October 31, 2019 22.56 .62 1.1 9 1.8 1 (.62) (.62)
October 31, 2018 23.18 .60 (.64) (.04) (.58) (.58)
October 31, 2017 23.41 .56 (.28) .28 (.51) (.51)
October 31, 2016 23.19 .57 .22 .79 (.57) (.57)
October 31, 2015 23.23 .55 (.05) .50 (.54) (.54)
Class M
October 31, 2019 22.49 .70 1.1 8 1.8 8 (.70) (.70)
October 31, 2018 23.11 .67 (.6 3 ) .0 4 (.66) (.66)
October 31, 2017(8) 22.68 .40 .40 .80 (.37) (.37)
Class S
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)
October 31, 2017 23.37 .62 (.28) .34 (.61) (.61)
October 31, 2016 23.15 .63 .22 .85 (.63) (.63)
October 31, 2015 23.19 .61 (.05) .56 (.60) (.60)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 687
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
23.19 1.24 23,840 .83 .81 2.40 45
23.45 3.37 23,917 .83 .81 2.39 14
23.23 2.17 19,472 .83 .82 2.35 28
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
23.05 .48 25,982 1.58 1.52 1.70 45
23.32 2.67 32,016 1.58 1.52 1.68 14
23.10 1.45 26,215 1.58 1.53 1.64 28
23.75 8.10 1,306 .83 .77 2.66 35
22.56 (.18) 1,290 .83 .77 2.60 51
23.18 1.22 1,347 .83 .77 2.44 45
23.41 3.42 55,714 .83 .77 2.43 14
23.19 2.21 50,598 .83 .78 2.38 28
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
23.11 3.55 82,303 .58 .42 2.80 45
23.66 8.35 2,464,16 8 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51
23.10 1.50 1,803,607 .58 .52 2.69 45
23.37 3.68 1,394,349 .58 .52 2.68 14
23.15 2.47 1,212,273 .58 .53 2.64 28

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
688 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 740,252
Administration fees 119,412
Distribution fees 20,005
Shareholder servicing fees 5,154
Transfer agent fees 311,035
Trustee fees 5,631
$ 1,201,489
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 15,933 $ 868,420 $ 846,636 $ 13 $ 1 $ 37,731 $ 519 $ —
$ 15,933 $ 868,420 $ 846,636 $ 13 $ 1 $ 37,731 $ 519 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,799,135,797 $ 128,510,828 $ (4,019,562) $ 124,491,266 $ 7,659,360 $ (17,506,678)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
$ 1,008,714 $ — $ 74,714,501 $ 677,431 $ — $ —
Total distributable earnings (losses)
$ 220
Additional paid-in capital
(220)

Russell Investment Company
Commodity Strategies Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
690 Commodity Strategies Fund
Commodity Strategies Fund
-
Class A
‡
Total
Return
1 Year (8 .95)%
5 Years (8 .51)%§
Inception* (5 .69)%§
Commodity Strategies Fund
-
Class C
Total
Return
1 Year (4 .14)%
5 Years (8 .10)%§
Inception* (5 .81)%§
Commodity Strategies Fund
-
Class E
Total
Return
1 Year (3 .60)%
5 Years (7 .41)%§
Inception* (5 .11)%§
Commodity Strategies Fund
-
Class M
‡‡
Total
Return
1 Year (3 .20)%
5 Years (7 .15)%§
Inception* (4 .86)%§
Commodity Strategies Fund
-
Class S
Total
Return
1 Year (3.32)%
5 Years (7.17)%§
Inception* (4.87)%§
Commodity Strategies Fund
-
Class Y
Total
Return
1 Year (2.89)%
5 Years (6.98)%§
Inception* (4.69)%§
Bloomberg Commodity Index Total Return **
Total
Return
1 Year (2 .58)%
5 Years (6 .65)%§
Inception* (4 .27)%§

Russell Investment Company
Commodity Strategies Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Commodity Strategies Fund 691
The Commodity Strategies Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class S and Class Y Shares lost 3.47%,
4.14%, 3.60%, 3.20%, 3.32% and 2.89%, respectively. This is
compared to the Fund’s benchmark, the Bloomberg Commodity
Index Total Return, which lost 2.58% during the same period.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Commodities Broad Basket Category, a group of funds that
Morningstar considers to have investment strategies similar
to those of the Fund, lost 3.89%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Commodity markets declined during the one-year period ending
October 31, 2019. Within the Bloomberg Commodity Index Total
Return, the precious metal and industrial metal sectors posted gains, while the energy, agriculture and livestock sectors each experienced losses. The dispersion in sector returns underscored the diverse market forces that were at play over the period.
The energy sector experienced weakness throughout the period as Brent crude oil and WTI crude oil declined due to softening global economic indicators and weaker than expected demand
as trade tensions escalated between the U.S. and China. Natural gas declined as strong production growth outpaced demand due to mild weather conditions. The agriculture sector experienced losses during the period as weather conditions generally supported the growing and harvesting stages of agricultural products. The livestock sector declined as lean hogs were negatively impacted as the ongoing trade conflicts continued to weigh on pork demand expectations. The industrial metals sector performed well
throughout the period. Nickel advanced after the Indonesian
government announced that the ban on all nickel ore exports
would be moved forward by two years from the original date of
January 2022. The precious metals sector was the best performing sector throughout the fiscal year. Gold and silver both experienced gains as the perceived odds of a recession increased, raising the appeal of precious metals as alternative stores of wealth.
Over the period, the Fund had an overweight position in energy, so as the energy sector declined, this detracted from the Fund’s benchmark relative performance. The Fund was positively
impacted by positioning in the agricultural sector. Underweight positions to corn and soybeans contributed positively to relative performance as the commodities experienced weakness. In the
industrial metals sector, the Fund’s positioning had a negative impact on performance due to underweight positions such as
nickel.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund generally pursues its investment objective by investing through a wholly-owned subsidiary in commodity-linked derivative instruments (including swap agreements, futures and options
contracts with respect to indexes or individual commodities
and options on futures contracts) that provide exposure to the performance of the collateralized commodity futures market.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Mellon Investments
Corporation outperformed the Fund’s benchmark for the fiscal year. The manager added value during the year primarily due to underweight positions in the agriculture sector.
Pacific Investment Management Company LLC (“PIMCO”)
marginally outperformed the Fund’s benchmark for the fiscal year.
PIMCO was successful in adding value through their positioning in the agriculture sector, primarily due to underweight positions such as wheat and corn.
Strategies employed by RIM in the Fund include an allocation to a RIM-developed backwardation strategy and the implementation of a total return swap with Cargill, Inc. (“Cargill”). RIM’s backwardation strategy seeks to achieve excess return through the use of a quantitative model that selects and weights
exposure to individual commodities based upon their relative attractiveness. The backwardation strategy underperformed the
Fund’s benchmark over the period due to active positions across

Russell Investment Company
Commodity Strategies Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
692 Commodity Strategies Fund
sectors. The underperformance was partially due to overweight positions in the energy sector and periodic underweight positions in the agricultural sector.
The Cargill total return swap strategy seeks to benefit from the trading expertise and fundamental research perspective of global food giant Cargill. The total return swap strategy underperformed the Fund’s benchmark for the one-year period. A key detractor from performance were Cargill’s overweight positions to
agricultural commodities.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money managers during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Mellon Investments Corporation Fully Active Commodity
Pacific Investment Management Company
LLC Fully Active Commodity
* Assumes initial investment on June 30, 2010.
** The Bloomberg Commodity Index Total Return is made up of 22 exchange-traded futures on physical commodities. The index currently represents 20 commodities, which are weighted to account for economic significance and market liquidity.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Commodity Strategies Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Commodity Strategies Fund 693
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 978.80 $ 1,018.35
Expenses Paid During Period* $ 6.78 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 973.90 $ 1,014.57
Expenses Paid During Period* $ 10.50 $ 10.71
* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 977.20 $ 1,018.35
Expenses Paid During Period* $ 6.7 8 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Commodity Strategies Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
694 Commodity Strategies Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 979.10 $ 1,020.01
Expenses Paid During Period* $ 5.14 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 977.30 $ 1,019.61
Expenses Paid During Period* $ 5.53 $ 5.65
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 981.20 $ 1,02 0 .52
Expenses Paid During Period* $ 4.64 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 695
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 7.9%
Corporate Bonds and Notes - 5.8%
AbbVie, Inc.
2.900% due 11/06/22 300 306
Air Lease Corp.
2.500% due 03/01/21 300 302
American Electric Power Co., Inc.
2.150% due 11/13/20 600 601
ANR Pipeline Co.
9.625% due 11/01/21 200 228
Aviation Capital Group LLC
6.750% due 04/06/21 (Þ) 1,100 1,166
2.875% due 01/20/22 (Þ) 500 503
3.875% due 05/01/23 (Þ) 200 207
4.375% due 01/30/24 (Þ) 100 105
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 408
2.750% due 07/15/21 (Þ) 600 604
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 610
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
2.200% due 01/15/21 400 400
Campbell Soup Co.
2.749% due 03/15/21 (Ê) 700 702
3.300% due 03/15/21 400 407
4.250% due 04/15/21 300 309
Celanese US Holdings LLC
4.625% due 11/15/22 300 319
Celgene Corp.
2.250% due 08/15/21 900 904
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 489
Comcast Corp.
2.539% due 10/01/21 (Ê) 900 905
Constellation Brands, Inc.
2.250% due 11/06/20 500 501
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 608
CVS Health Corp.
2.822% due 03/09/21 (Ê) 200 201
Series 7YR
3.500% due 07/20/22 400 414
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,400 1,447
ERAC USA Finance LLC
4.500% due 08/16/21 (Þ) 200 209
2.600% due 12/01/21 (Þ) 700 705
Fresenius Medical Care US Finance, Inc.
5.750% due 02/15/21 (Þ) 1,000 1,042
General Mills, Inc.
2.541% due 04/16/21 (Ê) 800 802
General Motors Financial Co., Inc.
2.862% due 04/09/21 (Ê) 300 300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Georgia-Pacific LLC
5.400% due 11/01/20 (Þ) 100 103
Hewlett Packard Enterprise Co.
2.763% due 10/05/21 (Ê) 600 600
Interpublic Group of Cos., Inc. (The)
Series 3YR
3.750% due 10/01/21 600 617
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 100 106
Komatsu Finance America, Inc.
2.437% due 09/11/22 300 300
Kraft Heinz Foods Co.
2.751% due 02/10/21 (Ê) 800 799
LG&E & KU Energy LLC
3.750% due 11/15/20 200 202
Masco Corp.
3.500% due 04/01/21 900 915
McDonald's Corp.
2.366% due 10/28/21 (Ê) 400 400
NetApp, Inc.
3.250% due 12/15/22 500 510
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 102
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 201
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 900 929
Series WI
6.250% due 03/15/22 300 323
Spirit AeroSystems , Inc.
2.919% due 06/15/21 (Ê) 200 199
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 300 302
Volkswagen Group of America Finance
LLC
3.875% due 11/13/20 (Þ) 400 407
Zimmer Biomet Holdings, Inc.
2.914% due 03/19/21 (Ê) 300 300
23,019
International Debt - 1.7%
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 518
British Transco International Finance Co.
3.803% due 11/04/21 500 475
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 420
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 800 843
Lloyds Banking Group PLC
2.959% due 06/21/21 (Ê) 200 201
Mitsubishi Corp.
Series EMTn

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
696 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 07/14/22 300 302
Newcrest Finance Pty, Ltd.
4.450% due 11/15/21 (Þ) 400 415
Pernod Ricard SA
5.750% due 04/07/21 (Þ) 700 737
4.450% due 01/15/22 (Þ) 700 735
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 921
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 700 756
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 308
6,631
Mortgage-Backed Securities - 0.3%
Ginnie Mae REMICS
Series 2018-H15 Class FG
3.030% due 08/20/68 (Ê) 293 288
Series 2019-20 Class FE
2.898% due 02/20/49 (Ê) 750 748
1,036
United States Government Treasuries - 0.1%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 216 222
Total Long-Term Investments
(cost $30,185) 30,908
Options Purchased - 0.2%
(Number of Contracts)
Brent Crude Oil Futures
Goldman Sachs May 2020 59.00
Call (25) USD 1,475 (ÿ) 58
Goldman Sachs May 2020 62.00
Call (25) USD 1,550 (ÿ) 38
Goldman Sachs May 2020 65.00
Call (20) USD 1,300 (ÿ) 19
Goldman Sachs May 2020 59.00
Put (25) USD 1,475 (ÿ) 208
Goldman Sachs May 2020 62.00
Put (25) USD 1,550 (ÿ) 263
Crude Oil Futures
Goldman Sachs May 2020 60.00
Call (25) USD 1,500 (ÿ) 51
Goldman Sachs May 2020 60.00
Put (25) USD 1,500 (ÿ) 226
Natural Gas Futures
Goldman Sachs Feb 2020 3.00
Call (10) USD 300 (ÿ) 20
Soybean Futures
Goldman Sachs Feb 2020 980.00
Call (12) USD 588 (ÿ) —
Goldman Sachs Feb 2020 840.00
Put (12) USD 504 (ÿ) 1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Options Purchased
(cost $952) 884
Short-Term Investments - 90.6%
AbbVie, Inc.
2.500% due 05/14/20 300 301
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
4.625% due 10/30/20 400 410
Aviation Capital Group LLC
7.125% due 10/15/20 (Þ) 200 209
B.A.T. Capital Corp.
Class A
2.750% due 06/15/20 (Þ) 700 703
Daimler Finance NA LLC
2.250% due 03/02/20 (Þ) 500 500
2.450% due 05/18/20 (Þ) 200 201
Deutsche Telekom International Finance
BV
2.225% due 01/17/20 (Þ) 800 800
Discovery Communications LLC
Series WI
2.800% due 06/15/20 400 402
Dominion Energy Gas Holdings LLC
2.500% due 12/15/19 400 400
DTE Energy Co.
2.400% due 12/01/19 300 300
Electricite de France SA
2.350% due 10/13/20 (Þ) 300 301
Enterprise Products Operating LLC
5.250% due 01/31/20 700 705
Exelon Corp.
2.850% due 06/15/20 300 301
Federal Home Loan Bank Discount
Notes
1.810% due 11/06/19 (ç)(ž) 8,900 8,897
2.027% due 11/08/19 (ç)(ž) 3,000 2,999
1.884% due 11/22/19 (ç)(ž) 2,100 2,098
1.717% due 11/27/19 (ç)(ž) 16,500 16,479
1.717% due 11/27/19 (ç)(ž)(&) 2,200 2,197
1.948% due 12/06/19 (ž)(&) 900 898
1.990% due 12/11/19 (ž) 3,400 3,392
1.990% due 12/11/19 (ž)(&) 3,300 3,293
1.685% due 12/18/19 (ž)(&) 10,100 10,078
1.725% due 12/20/19 (ž)(&) 9,900 9,877
1.974% due 12/26/19 (ž)(&) 20,100 20,040
1.632% due 01/03/20 (ž)(&) 7,000 6,981
Florida Gas Transmission Co. LLC

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 07/15/20 (Þ) 400 409
Ford Motor Credit Co. LLC
2.597% due 11/04/19 1,000 1,000
General Motors Financial Co., Inc.
3.150% due 01/15/20 200 200
3.200% due 07/13/20 400 403
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/20 (Þ) 600 600
Hyundai Capital America
Series 144a
2.945% due 09/18/20 (Ê)(Þ) 900 902
Imperial Brands Finance PLC
2.950% due 07/21/20 (Þ) 800 804
Interpublic Group of Cos., Inc. (The)
3.500% due 10/01/20 700 709
Komatsu Finance America, Inc.
2.118% due 09/11/20 300 299
Kraft Heinz Foods Co.
Series WI
2.800% due 07/02/20 53 53
Pioneer Natural Resources Co.
7.500% due 01/15/20 400 404
Ryder System, Inc.
2.650% due 03/02/20 600 601
Sempra Energy
2.400% due 03/15/20 700 700
Southern Co. (The)
2.750% due 06/15/20 400 402
TransCanada PipeLines , Ltd.
3.800% due 10/01/20 300 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TTX Co.
2.600% due 06/15/20 (Þ) 550 552
U.S. Cash Management Fund(@)(&) 157,873,411(∞) 157,937
United States Treasury Bills
1.657% due 12/03/19 (ç)(ž)(&) 1,952 1,949
1.913% due 12/12/19 (ç)(ž)(&) 10,600 10,577
1.867% due 12/19/19 (ç)(ž) 73,000 72,819
1.561% due 01/02/20 (ž)(&) 4,090 4,079
1.545% due 01/16/20 (ž)(&) 5,449 5,431
VMware, Inc.
2.300% due 08/21/20 600 601
Volkswagen Group of America Finance
LLC
2.450% due 11/20/19 (Þ) 500 500
Volkswagen International Finance NV
4.000% due 08/12/20 (Þ) 400 406
ZF NA Capital, Inc.
4.000% due 04/29/20 (Þ) 300 301
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/20 600 601
Total Short-Term Investments
(cost $356,177) 356,306
Total Investments 98.7%
(identified cost $387,314) 388,098
Other Assets and Liabilities,
Net - 1.3%
5,218
Net Assets - 100.0%
393,316

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
698 Commodity Strategies Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.1%
Aviation Capital Group LLC 05/08/18 500,000 98.22 491
503
Aviation Capital Group LLC 09/14/18 200,000 103.22 206
209
Aviation Capital Group LLC 01/16/19 200,000 98.15 196
207
Aviation Capital Group LLC 04/23/19 1,100,000 104.92 1,155
1,166
Aviation Capital Group LLC 06/18/19 100,000 104.34 104
105
B.A.T. Capital Corp. 03/09/18 700,000 99.76 698
703
Bayer US Finance II LLC 06/19/18 400,000 100.06 400
408
Bayer US Finance II LLC 07/26/18 600,000 98.73 592
604
BG Energy Capital PLC 04/12/18 500,000 101.32 507
518
BMW US Capital LLC 04/20/18 600,000 99.80 599
610
Crown Castle Towers LLC 04/10/18 600,000 99.15 595
608
Daimler Finance NA LLC 03/28/18 200,000 99.64 199
201
Daimler Finance NA LLC 03/29/18 500,000 99.72 499
500
Dell International LLC / EMC Corp. 06/29/18 1,400,000 100.75 1,412
1,447
Deutsche Telekom International Finance BV 03/27/18 800,000 99.84 799
800
Electricite de France SA 04/13/18 300,000 99.34 298
301
ERAC USA Finance LLC 04/05/18 700,000 98.66 691
705
ERAC USA Finance LLC 03/22/19 200,000 102.29 205
209
Florida Gas Transmission Co. LLC 10/23/18 400,000 101.30 405
409
Fresenius Medical Care US Finance, Inc. 04/19/18 1,000,000 102.55 1,026
1,042
Georgia-Pacific LLC 07/16/18 100,000 102.07 102
103
Harley-Davidson Financial Services, Inc. 04/10/18 600,000 99.70 598
600
Hyundai Capital America 09/14/18 900,000 100.00 900
902
Imperial Brands Finance PLC 03/16/18 800,000 99.68 797
804
Newcrest Finance Pty, Ltd. 04/27/18 400,000 101.14 405
415
Nissan Motor Acceptance Corp. 03/27/19 200,000 97.98 196
201
Pernod Ricard SA 06/12/18 700,000 101.73 712
735
Pernod Ricard SA 11/06/18 700,000 103.34 723
737
Seven & i Holdings Co., Ltd. 09/11/18 900,000 100.00 899
921
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 300,000 100.02 300
302
Takeda Pharmaceutical Co., Ltd. 03/22/19 700,000 104.52 731
756
TTX Co. 04/03/18 550,000 99.73 549
552
Volkswagen Group of America Finance LLC 03/22/18 500,000 99.97 500
500
Volkswagen Group of America Finance LLC 04/11/19 400,000 100.82 403
407
Volkswagen International Finance NV 04/18/18 400,000 100.52 402
406
Woodside Finance, Ltd. 04/25/18 300,000 101.11 303
308
ZF NA Capital, Inc. 10/17/18 300,000 100.10 300
301
20,205
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Variable Rate Securities
Securities Referenced Rate Spread %
Campbell Soup Co. USD 3 Month LIBOR 0.630
Comcast Corp. USD 3 Month LIBOR 0.440
CVS Health Corp. USD 3 Month LIBOR 0.720
General Mills, Inc. USD 3 Month LIBOR 0.540
General Motors Financial Co., Inc. USD 3 Month LIBOR 0.850
Ginnie Mae REMICS USD 12 Month LIBOR 0.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.400
Hewlett Packard Enterprise Co. USD 3 Month LIBOR 0.720
Hyundai Capital America USD 3 Month LIBOR 0.800
Kraft Heinz Foods Co. USD 3 Month LIBOR 0.570

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 699
Variable Rate Securities
Securities Referenced Rate Spread %
Lloyds Banking Group PLC USD 3 Month LIBOR 0.800
McDonald's Corp. USD 3 Month LIBOR 0.430
Spirit AeroSystems , Inc. USD 3 Month LIBOR 0.800
Zimmer Biomet Holdings, Inc. USD 3 Month LIBOR 0.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Aluminum Futures — USD — 11/19
(6)
Aluminum Futures — USD — 12/19
34
Aluminum Futures 7 USD 307 01/20
3
Aluminum Futures 30 USD 1,326 03/20
(32)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 01/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 02/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 03/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 04/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 05/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 06/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 07/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 08/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 09/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 10/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 11/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 12/20
(1)
Brent Crude Oil Futures 7 USD 412 12/19
(14)
Brent Crude Oil Futures 71 USD 4,143 01/20
(69)
Brent Crude Oil Futures 142 USD 8,137 04/20
(16)
Brent Crude Oil Futures 139 USD 7,803 10/20
(128)
Brent Crude Oil Futures 97 USD 5,391 10/21
(430)
Chicago Ethanol Futures 22 USD 1,303 01/20
11
Chicago Ethanol Futures 17 USD 1,021 02/20
24
Chicago Ethanol Futures 17 USD 1,030 03/20
33
Cocoa Futures 300 USD 7,338 03/20
(25)
Coffee "C" Futures 2 USD 76 12/19
3
Copper Futures 37 USD 2,448 03/20
63
Copper Futures 40 USD 5,788 11/27
(400)
Corn Futures 330 USD 6,579 03/20
81
Corn Futures 42 USD 850 05/20
(93)
Corn Futures 40 USD 812 12/20
(7)
Cotton No. 2 Futures 1 USD 32 12/19
—
Ethanol Futures 7 USD 421 12/19
—
Gold 100oz Futures 50 USD 7,609 02/20
68
Henry Hub Natural Gas Futures 12 USD 70 03/20
(7)
Henry Hub Natural Gas Futures 12 USD 70 04/20
(7)
Henry Hub Natural Gas Futures 12 USD 71 05/20
(6)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
700 Commodity Strategies Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Henry Hub Natural Gas Futures 12 USD 72 06/20
(5)
Henry Hub Natural Gas Futures 12 USD 72 07/20
(5)
Henry Hub Natural Gas Futures 12 USD 72 08/20
(5)
Henry Hub Natural Gas Futures 12 USD 73 09/20
(4)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 01/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 02/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 03/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 04/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 05/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 06/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 07/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 08/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 09/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 10/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 11/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 12/20
—
Lead Futures — USD — 12/19
24
Lead Futures 4 USD 216 03/20
(2)
Live Cattle Futures 6 USD 281 12/19
41
Live Cattle Futures 14 USD 685 02/20
32
Low Sulphur Gasoil Futures 1 USD 56 01/20
(1)
Low Sulphur Gasoil Futures 51 USD 2,857 02/20
(2)
Natural Gas Futures 94 USD 2,280 09/20
(79)
Natural Gas Futures 1 GBP 13 03/21
(1)
Natural Gas Futures 1 GBP 13 04/21
(2)
Natural Gas Futures 1 GBP 12 05/21
(3)
Natural Gas Futures 1 GBP 13 06/21
(3)
Natural Gas Futures 1 GBP 13 07/21
(3)
Natural Gas Futures 1 GBP 13 08/21
(2)
Natural Gas Futures 6 USD 139 03/34
2
New York Harbor USLD Futures 154 USD 12,009 01/20
5
Nickel Futures — USD — 11/19
(175)
Nickel Futures — USD — 12/19
328
Nickel Futures 5 USD 500 01/20
24
Nickel Futures 3 USD 299 03/20
9
Palladium Futures 23 USD 4,025 03/20
91
Platinum Futures 339 USD 15,827 01/20
(117)
Silver Futures 2 USD 181 12/19
(3)
Soybean Futures 2 USD 61 01/20
(1)
Soybean Futures 305 USD 14,414 03/20
(80)
Soybean Futures 11 USD 526 05/20
11
Soybean Oil Futures 16 USD 297 01/20
10
Soybean Oil Futures 1,318 USD 24,712 03/20
(92)
Wheat Futures 83 USD 1,742 12/19
(48)
Wheat Futures 287 USD 7,387 03/20
106
White Sugar Futures 57 USD 965 02/20
(3)
WTI Crude Oil Futures 114 USD 6,177 11/19
76
WTI Crude Oil Futures 14 USD 755 02/20
(128)
WTI Crude Oil Futures 33 USD 1,698 04/20
(54)
WTI Crude Oil Futures 82 USD 4,315 06/20
(209)
WTI Crude Oil Futures 84 USD 4,370 08/20
(104)
WTI Crude Oil Futures 121 USD 6,146 09/20
(218)
WTI Crude Oil Futures 120 USD 6,176 11/20
(125)
WTI Crude Oil Futures 172 USD 8,776 02/21
(176)
WTI Crude Oil Futures 7 USD 356 04/21
4

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 701
Futures Contracts
Amounts in thousands (except contract amounts )
WTI Crude Oil Futures 34 USD 1,727 05/21
(33)
WTI Crude Oil Futures 7 USD 355 06/21
3
WTI Crude Oil Futures 16 USD 814 11/23
(10)
WTI Crude Oil Futures 3 USD 159 04/27
2
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 9 11/19
3
Zinc Futures — USD — 11/19
15
Zinc Futures — USD — 12/19
1
Zinc Futures 11 USD 686 01/20
78
Zinc Futures 8 USD 494 03/20
10
Short Positions
Brent Crude Oil Futures 117 USD 6,976 11/19
(162)
Brent Crude Oil Futures 2 USD — 01/20
1
Brent Crude Oil Futures 2 USD 1 02/20
1
Brent Crude Oil Futures 2 USD 1 03/20
—
Brent Crude Oil Futures 2 USD 1 04/20
—
Brent Crude Oil Futures 2 USD 1 05/20
—
Brent Crude Oil Futures 2 USD 1 06/20
—
Brent Crude Oil Futures 40 USD 2,153 07/20
24
Brent Crude Oil Futures 2 USD 1 08/20
—
Brent Crude Oil Futures 2 USD 1 09/20
—
Brent Crude Oil Futures 2 USD 1 10/20
—
Brent Crude Oil Futures 2 USD 1 11/20
—
Brent Crude Oil Futures 2 USD 1 12/20
—
Brent Crude Oil Futures 10 USD 558 04/21
9
Brent Crude Oil Futures 24 USD 1,212 11/21
39
Brent Crude Oil Futures 35 USD 1,948 04/22
107
Brent Crude Oil Futures 55 USD 3,069 10/22
246
Brent Crude Oil Futures 44 USD 2,488 10/23
88
Coffee 'C' Futures 65 USD 2,570 03/20
(154)
Copper Futures 94 USD 6,198 12/19
350
Corn Futures 81 USD 1,580 12/19
(25)
Corn Futures 64 USD 1,312 07/20
88
Cotton No. 2 Futures 410 USD 13,506 03/20
(655)
Gasoline RBOB Futures 13 USD 858 12/19
(46)
Gasoline RBOB Futures 205 USD 13,491 01/20
(50)
Gold 100oz Futures 12 USD 1,818 12/19
(19)
Lean Hogs Futures 18 USD 528 02/20
8
Natural Gas Futures 22 USD 459 11/19
(8)
Natural Gas Futures 6 USD 164 12/19
—
Natural Gas Futures 258 USD 6,624 02/20
(114)
Natural Gas Futures 4 2 USD 9 83 03/20
69
Natural Gas Futures 41 USD 941 04/20
21
Natural Gas Futures 1 GBP 11 05/20
4
Natural Gas Futures 1 GBP 12 06/20
4
Natural Gas Futures 1 GBP 12 07/20
4
Natural Gas Futures 1 GBP 12 08/20
3
Natural Gas Futures 4 USD 111 12/20
(1)
Natural Gas Futures 2 USD 52 02/21
(1)
New York Harbor ULSD Futures 3 USD 235 12/19
3
Silver Futures 27 USD 2,460 03/20
(9)
Soybean Futures 1 USD 47 01/20
(1)
Soybean Futures 432 USD 13,415 03/20
(66)
Sugar 11 Futures 990 USD 13,837 02/20
(373)
Wheat Futures 50 USD 1,272 12/19
(64)
Wheat Futures 216 USD 4,668 03/20
(112)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
702 Commodity Strategies Fund
Futures Contracts
Amounts in thousands (except contract amounts )
WTI Crude Oil Futures 3 USD 16 11/19
2
WTI Crude Oil Futures 77 USD 4,029 12/19
(102)
WTI Crude Oil Futures 198 USD 10,677 02/20
219
WTI Crude Oil Futures 98 USD 5,190 05/20
69
WTI Crude Oil Futures 41 USD 2,115 10/20
89
WTI Crude Oil Futures 158 USD 7,976 11/21
245
WTI Crude Oil Futures 9 USD 453 05/22
15
WTI Crude Oil Futures 80 USD 4,034 11/22
179
WTI Crude Oil Futures 106 USD 5,742 04/26
(110)
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 12/19
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 01/20
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 02/20
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 03/20
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 04/20
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 05/20
1
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 06/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 07/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 08/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 09/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 10/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 11/20
3
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 12/19
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 01/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 02/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 03/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 04/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 05/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 2 06/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 2 07/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 2 08/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 2 09/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 2 10/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 2 11/20
(1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,923)
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Goldman Sachs
Call 24 60.00 USD 1,440 11/15/19
(4)
Brent Crude Oil Futures
Goldman Sachs
Call 12 67.00 USD 3 11/26/19
(3)
Brent Crude Oil Futures
Goldman Sachs
Call 12 69.00 USD 2 11/26/19
(2)
Brent Crude Oil Futures
Goldman Sachs
Call 12 70.00 USD 2 11/26/19
(2)
Brent Crude Oil Futures
Goldman Sachs
Call 12 59.00 USD 708 12/16/19
(10)
Brent Crude Oil Futures
Goldman Sachs
Call 12 66.00 USD 9 12/23/19
(9)
Brent Crude Oil Futures
Goldman Sachs
Call 12 66.50 USD 8 12/23/19
(9)
Brent Crude Oil Futures
Goldman Sachs
Call 8 65.00 USD 17 04/27/20
(17)
Brent Crude Oil Futures
Goldman Sachs
Call 9 65.25 USD 19 04/27/20
(19)
Brent Crude Oil Futures
Goldman Sachs
Call 8 65.50 USD 16 04/27/20
(16)
Brent Crude Oil Futures
Goldman Sachs
Call 25 66.50 USD 44 04/27/20
(44)
Brent Crude Oil Futures
Goldman Sachs
Call 25 69.00 USD 32 04/27/20
(32)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 703
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Goldman Sachs
Put 8 65.00 USD 79 04/27/20
(79)
Brent Crude Oil Futures
Goldman Sachs
Put 9 65.25 USD 90 04/27/20
(90)
Brent Crude Oil Futures
Goldman Sachs
Put 8 65.50 USD 82 04/27/20
(82)
Brent Crude Oil Futures
Goldman Sachs
Put 25 66.50 USD 274 04/27/20
(273)
Brent Crude Oil Futures
Goldman Sachs
Put 25 69.00 USD 324 04/27/20
(323)
Brent Crude Oil Futures
Goldman Sachs
Put 20 45.00 USD 900 05/14/20
(36)
Crude Oil Futures
Goldman Sachs
Call 12 59.00 USD 708 11/15/19
(3)
Crude Oil Futures
Goldman Sachs
Call 12 61.00 USD 732 11/15/19
(1)
Crude Oil Futures
Goldman Sachs
Call 12 60.00 USD 720 12/16/19
(8)
FUELCO
BNP Paribas
Call 18 13.00 USD 234 12/31/20
(4)
Natural Gas Futures
Goldman Sachs
Call 20 3.20 USD 640 11/25/19
(5)
Natural Gas Futures
Goldman Sachs
Call 15 3.35 USD 503 11/25/19
(2)
Natural Gas Futures
Goldman Sachs
Call 12 20.00 EUR 179 11/26/19
(3)
Natural Gas Futures
Goldman Sachs
Call 10 57.00 GBP 22,889 11/26/19
—
Natural Gas Futures
Goldman Sachs
Call 20 4.00 USD 800 02/25/20
(19)
Natural Gas Futures
Goldman Sachs
Put 20 2.30 USD 460 11/25/19
(6)
Natural Gas Futures
Goldman Sachs
Put 12 2.35 USD 282 11/25/19
(5)
Natural Gas Futures
Goldman Sachs
Put 15 2.45 USD 368 11/25/19
(10)
Natural Gas Futures
Goldman Sachs
Put 12 2.55 USD 306 11/25/19
(13)
Natural Gas Futures
Goldman Sachs
Put 12 17.00 EUR 169 11/26/19
(14)
Natural Gas Futures
Goldman Sachs
Put 10 46.00 GBP 18,472 11/26/19
(18)
QSCOCA
JPMorgan Chase
Call 6 18.10 USD 109 12/31/20
(9)
QSCOCA
BNP Paribas
Call 12 21.00 USD 252 12/31/20
(12)
Total Liability for Options Written (premiums received $1,380)
(1,182)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase GBP 43 USD 54 11/15/19 (2)
Merrill Lynch USD 54 GBP 43 11/15/19 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
ABGS Index Goldman Sachs USD 48,094
Total Return on Underlying
Reference Entity
(1)
11/29/19 — — —
Bloomberg Commodity Index 1
Month Forward Index Goldman Sachs USD 26,048 3 Month Treasury Bill
(5)
2/14/20 — 247 247
BNP Paribas Modified PR DJ
Commodity Index BNP Paribas USD 24,456 3 Month Treasury Bill
(5)
02/14/20 — 207 207

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
704 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bloomberg Commodity Index Total
Return BNP Paribas USD 1,091 3 Month Treasury Bill
(5)
02/14/20 — (11) (11)
Bloomberg Commodity Index Total
Return Goldman Sachs USD 30,533 3 Month Treasury Bill
(5)
02/14/20 — 326 326
Bloomberg Commodity Index Total
Return Goldman Sachs USD 21,396 3 Month Treasury Bill
(1)
02/14/20 5 222 227
Bloomberg Commodity Index Total
Return Macquarie USD 36,955 3 Month Treasury Bill
(5)
02/14/20 — 391 391
Bloomberg Commodity Index Total
Return Morgan Stanley USD 49,158
Total Return on Underlying
Reference Entity
(5)
03/15/20 — (225) (225)
BNP Paribas Modified PR DJ
Commodity Index ( i ) BNP Paribas USD 24,456 3 Month Treasury Bill
(5)
02/14/20 — 207 207
Cargill (ii) JPMorgan Chase USD 82,744
Total Return on Underlying
Reference Entity
(5)
03/31/20 — — —
Citi CVICXMB3 Commodity Index Citigroup USD 3,289
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (7) (7)
Credit Suisse PIMCODB2
Commodity Index Credit Suisse USD 146
Total Return on Underlying
Reference Entity
(5)
02/14/20 — 1 1
EBOB Fuel Ratio Calendar Swap
4Q19 Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (10) (10)
EBOB Fuel Ratio Calendar Swap
CAL20 JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 18 18
EBOB Fuel Ratio Calendar Swap
CAL20 Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 18 18
EBOB Fuel Ratio Calendar Swap
CAL20 Morgan Stanley USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 21 21
EUROBOBCO Calendar Swap
CAL20 BNP Paribas USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 (5) 6 1
EUROBOBCO Calendar Swap
CAL20 Macquarie USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 3 3
EUROBOBCO Calendar Swap
CAL21 JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 (9) 2 (7)
EUROBOBCO Calendar Swap
CAL21 Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 1 — 1
EUROBOBCO Calendar Swap
CAL21 Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
EUROBOBCO Calendar Swap
CAL21 Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
EUROBOBCO Calendar Swap
CAL21 Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
European Refined Margin Calendar
Swap 2H19 Macquarie USD —
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap 2H19 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (2) (2)
European Refined Margin Calendar
Swap 2H19 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (2) (2)
European Refined Margin Calendar
Swap 2H19 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (2) (2)
European Refined Margin Calendar
Swap 4Q19 BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap 4Q19 BNP Paribas USD 9
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 21 21
European Refined Margin Calendar
Swap 4Q19 BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap 4Q19 JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap 4Q19 Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (2) (2)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 705
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
European Refined Margin Calendar
Swap 4Q19 Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (2) (2)
European Refined Margin Calendar
Swap 4Q19 Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (5) (5)
European Refined Margin Calendar
Swap 4Q19 Morgan Stanley USD —
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap 4Q19 Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — — —
European Refined Margin Calendar
Swap 4Q19 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — — —
European Refined Margin Calendar
Swap CAL19 BNP Paribas USD —
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap CAL19 Goldman Sachs USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/19 (2) (12) (14)
European Refined Margin Calendar
Swap CAL19 JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 (1) (3) (4)
European Refined Margin Calendar
Swap CAL19 Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap CAL19 Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (1) (1)
European Refined Margin Calendar
Swap CAL19 Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (2) (2)
European Refined Margin Calendar
Swap CAL20 BNP Paribas USD 35
Total Return on Underlying
Reference Entity
(5)
12/31/20 (45) (8) (53)
European Refined Margin Calendar
Swap CAL20 Goldman Sachs USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (7) (7)
European Refined Margin Calendar
Swap CAL20 JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
European Refined Margin Calendar
Swap CAL20 Macquarie USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
European Refined Margin Calendar
Swap CAL20 Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
European Refined Margin Calendar
Swap CAL20 Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (4) (4)
European Refined Margin Calendar
Swap CAL20 Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
European Refined Margin Calendar
Swap CAL20 Morgan Stanley USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
FUELCO Calendar Swap 4Q19 BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/19 (2) 64 62
FUELCO Calendar Swap 4Q19 JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 16 16
Goldman Sachs ABGS1042
Commodity Index Goldman Sachs USD 3,485
Total Return on Underlying
Reference Entity
(5)
02/14/20 — 11 11
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 Goldman Sachs USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 5 5
HSFOCO Calendar Swap 4Q19 BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — (25) (25)
JETBRENT Ratio Calendar Swap
4Q19 BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
JETBRENT Ratio Calendar Swap
4Q19 BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 4 4

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
706 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
JETBRENT Ratio Calendar Swap
CAL19 BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 3 3
JETBRENT Ratio Calendar Swap
CAL19 Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
JPMorgan JMABCT3E Commodity
Index (iii) JPMorgan Chase USD 20,865
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (16) (16)
JPMorgan JMABFNJ2 Commodity
Index (iv) JPMorgan Chase USD 15,196
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (108) (108)
JPMorgan JMABDEWE Commodity
Index(v) JPMorgan Chase USD 7,184
Total Return on Underlying
Reference Entity
(5)
02/14/20 — 34 34
JPMorgan JMABNIC2 Commodity
Index JPMorgan Chase USD 3,694
Total Return on Underlying
Reference Entity
(5)
02/14/20 — 3 3
Kansas Wheat Commodity Calendar
Swap November 2019 Citigroup USD 70
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (11) (11)
Kansas Wheat Commodity Calendar
Swap November 2019 Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (36) (36)
Kansas Wheat Commodity Calendar
Swap November 2019 Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (9) (9)
Kansas Wheat Commodity Calendar
Swap November 2019 Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 12 12
Kansas Wheat Commodity Calendar
Swap November 2019 JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (12) (12)
Kansas Wheat Commodity Calendar
Swap November 2019 JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (11) (11)
Kansas Wheat Commodity Calendar
Swap November 2019 JPMorgan Chase USD 40
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (11) (11)
Kansas Wheat Commodity Calendar
Swap November 2019 JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (13) (13)
Kansas Wheat Commodity Calendar
Swap November 2019 Macquarie USD 55
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (10) (10)
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 6 6
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 5 5
London Gold Market Fixing Ltd.
Index Morgan Stanley USD 750
Total Return on Underlying
Reference Entity
(5)
05/12/20 — 4 4
London Gold Market Fixing Ltd.
Index Societe Generale USD 599
Total Return on Underlying
Reference Entity
(5)
06/08/20 — 2 2
London Silver Market Fixing Ltd.
Index Morgan Stanley USD 491
Total Return on Underlying
Reference Entity
(5)
05/12/20 — (4) (4)
London Silver Market Fixing Ltd.
Index Societe Generale USD 381
Total Return on Underlying
Reference Entity
(5)
06/08/20 — (2) (2)
Macquarie PIMCODB1 Commodity
Index Macquarie USD 3,843
Total Return on Underlying
Reference Entity
(5)
02/14/20 — 19 19
MEHCO (Huston/Brent) Calendar
Swap CAL20 Citigroup USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 14 14
MEHCO (Huston/Brent) Calendar
Swap CAL20 JPMorgan Chase USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 14 14
MEHMIDCAL Calendar Swap
CAL20-21 Citigroup USD 24
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (7) (7)
Soybean Commodity Index February
2021 JPMorgan Chase USD 100
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 17 17
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (11) (11)
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (22) (22)
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 120
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 57 57

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 707
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 115
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (30) (30)
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (17) (17)
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (3) (3)
Wheat Commodity Calendar Swap
November 2019 Goldman Sachs USD 65
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (4) (4)
Wheat Commodity Calendar Swap
November 2019 JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (5) (5)
Wheat Commodity Calendar Swap
November 2019 JPMorgan Chase USD 45
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (2) (2)
Wheat Commodity Calendar Swap
November 2019 JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (6) (6)
Total Open Total Return Swap Contracts (å) (58) 1,089 1,031
( i )  The BNP Paribas Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum January 2020 4.0 $ 978
Brent Oil January 2020 7.0 1,711
Coffee December 2019 2.0 489
Copper December 2019 7.0 1,711
Corn December 2019 6.0 1,467
Cotton December 2019 1.0 244
Crude Oil January 2020 8.0 1,956
Gas Oil January 2020 3.0 733
Gold December 2019 13.0 3,190
Heating Oil January 2020 2.0 489
Kansas Wheat December 2019 1.0 244
Lean Hogs December 2019 2.0 489
Live Cattle December 2019 4.0 978
Natural Gas (NYMEX) January 2020 8.0 1,956
Nickel January 2020 4.0 978
Silver December 2019 4.0 978
Soybean Meal January 2020 3.0 733
Soybeans January 2020 6.0 1,467
Soybeans Oil January 2020 3.0 733
Sugar March 2020 3.0 733
Unleaded Gasoline January 2020 3.0 733
Wheat December 2019 3.0 733

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
708 Commodity Strategies Fund
Zinc January 2020 3.0 733
Total Notional Amount
$ 24,456
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(ii)  The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum, High Grade (LME) January 2020 3.1 $ 3,197
British Pound Sterling April 2020 2.4 2,426
Cocoa-London December 2019 1.6 1,636
Cocoa-London May 2020 6.8 6,946
Coffee July 2020 2.0 2,053
Copper (CMX) May 2020 5.7 5,768
Corn December 2019 7.7 7,800
Corn September 2020 4.7 4,824
Cotton March 2020 11.3 11,529
Cotton July 2020 1.0 1,015
Cotton December 2020 24.7 25,260
Crude Oil/Global Spot February 2020 5.8 5,891
Crude Oil July 2020 6.3 6,418
Gas-Oil-Petroleum December 2019 2.1 2,141
Gold August 2020 11.2 11,367
Heating Oil April 2020 1.7 1,757
Lean Hogs December 2019 1.0 1,056
Lean Hogs April 2020 2.3 2,332
Live Cattle June 2020 3.0 3,024
Natural Gas January 2020 6.1 6,174
Nickel (LME) December 2019 3.0 3,104
RBOB Unleaded Gas December 2019 2.0 2,076
Silver July 2020 3.4 3,492
Soybean Meal December 2019 10.3 10,473
Soybean Meal March 2020 2.5 2,577
Soybean Oil January 2020 2.6 2,639
Soybeans January 2020 13.8 14,030
Sugar-New York May 2020 2.4 2,438
Wheat (CBOT) July 2020 2.4 2,485
Wheat (KCBT) July 2020 0.9 898
Zinc, Special High Grade (LME) December 2019 2.5 2,507
Total Long Futures Contracts
$ 159,333
Short Futures Contracts
Cocoa May 2020 (2.4) $ (2,455)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 709
Cocoa-London December 2019 (10.4) (10,560)
Cocoa-London March 2020 (2.3) (2,351)
Corn December 2019 (3.1) (3,196)
Cotton December 2019 (11.1) (11,277)
Cotton March 2020 (25.9) (26,352)
Lean Hogs April 2020 (0.5) (479)
Lean Hogs December 2019 (0.5) (538)
Total Short Futures Contracts
$ (57,208)
Embeded Management Fees (0.3) (318)
Total Notional Amount
$ 101,807
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(
^
)  The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.
(iii)  The JPMorgan JMABCT3E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Wheat March 2020 6.0 $ 1,252
Short Futures Contracts
Wheat December 2019 (6.0) $ (1,252)
Cash
100.0 20,865
Total Notional Amount
$ 20.865
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(iv)  The JPMorgan JMABFNJ2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil March 2020 1.9 $ 288
Cocoa March 2020 2.3 354
Gas Oil March 2020 2.1 325
Heating Oil March 2020 2.1 323
Lead March 2020 0.6 93

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
710 Commodity Strategies Fund
Natural Gas (NYMEX) March 2020 0.9 137
Nickel March 2020 1.7 261
Unleaded Gasoline March 2020 1.9 289
Zinc March 2020 2.5 375
Total Long Futures Contracts
$ 2,445
Short Futures Contracts
Aluminum March 2020 (3.2) $ (491)
Coffee March 2020 (1.9) (289)
Corn March 2020 (2.3) (342)
Cotton March 2020 (2.4) (370)
Gold December 2019 (3.6) (554)
Platinum January 2020 (0.6) (89)
Silver December 2019 (1.0) (152)
Soybeans March 2020 (3.0) (463)
Wheat March 2020 (2.2) (338)
Total Short Futures Contracts
$ (3,088)
Cash
104.2 15,839
Total Notional Amount
$ 15,196
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(v)  The JPMorgan JMABDEWE Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index..
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil December 2019 10.0 $ 718
Nickel November 2019 2.3 166
Propane November 2019 2.3 166
Soybean Meal December 2019 5.9 427
Soybeans November 2019 8.2 591
Unleaded Gasoline November 2019 4.4 315
Total Long Futures Contracts
$ 2,383
Short Futures Contracts
Aluminum November 2019 (2.3) $ (166)
Cocoa December 2019 (1,2) (86)
Coffee December 2019 (1,2) (87)
Corn December 2019 (6.1) (437)
Heating Oil November 2019 (8.8) (633)
Lean Hogs December 2019 (1.3) (91)
Natural Gas (CME) November 2019 (2.1) (150)
Natural Gas (NYMEX) November 2019 (2.1) (152)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 711
Wheat December 2019 (5.9) (426)
Zinc November 2019 (2.4) (173)
Total Short Futures Contracts
$ (2,401)
Cash
100.3 7,202
Total Notional Amount
$ 7,184
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 23,019 $ —
$ —
$ 23,019 5.8
International Debt — 6,631 —
—
6,631 1.7
Mortgage-Backed Securities — 1,036 —
—
1,036 0.3
United States Government Treasuries — 222 —
—
222 0.1
Options Purchased 884 — —
—
884 0.2
Short-Term Investments — 198,369 —
157,937
356,306 90.6
Total Investments 884 229,277 — 157,937 388,098 98.7
Other Assets and Liabilities, Net 1.3
100.0
Other Financial Instruments
Assets
Futures Contracts 3,103 3 — — 3,106 0.8
Foreign Currency Exchange Contracts — 2 — — 2 —
*
Total Return Swap Contracts — 1,772 5 — 1,777 0.5
A
Liabilities
Futures Contracts (5,029) — — — (5,029) (1.3)
Options Written (1,182) — — — (1,182) (0.3)
Foreign Currency Exchange Contracts — (2) — — (2) (—)
*
Total Return Swap Contracts — (746) — — (746) (0.2)
Total Other Financial Instruments
*
$ (3,108) $ 1,029 $ 5 $ — $ (2,074)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
712 Commodity Strategies Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 713
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Commodity
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ 884
Unrealized appreciation on foreign currency exchange contracts 2 —
Variation margin on futures contracts** — 3 , 106
Total return swap contracts, at fair value — 1,777
Total
$ 2 $ 5,767
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ 5 , 029
Unrealized depreciation on foreign currency exchange contracts 2 —
Options written, at fair value — 1,182
Total return swap contracts, at fair value — 746
Total
$ 2 $ 6, 957
Derivatives not accounted for as hedging instruments
Commodity
Contracts
Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments*** $ (30)
Futures contracts 576
Options written 2,043
Total return swap contracts (43,361)
Total
$ (40,772)
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ 64
Futures contracts (1,772)
Options written (90)
Total return swap contracts 12,576
Total
$ 10,778
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
714 Commodity Strategies Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 884 $ — $ 884
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2 — 2
Total Return Swap Contracts Total return swap contracts, at fair value 1,777 — 1,777
Total Financial and Derivative Assets
2,663 — 2,663
Financial and Derivative Assets not subject to a netting agreement
(884) — (884)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,779 $ — $ 1,779
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1 $ — $ — $ 1
BNP Paribas
300 105 19 5 —
Citigroup
14 14 — —
Credit Suisse
1 — — 1
Goldman Sachs
886 158 728 —
JPMorgan Chase
109 109 — —
Macquarie
438 17 421 —
Morgan Stanley
28 25 — 3
Societe Generale
2 2 — —
Total
$ 1,779 $ 430 $ 1,34 4 $ 5

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 715
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 $ — $ 2
Options Written Contracts Options written, at fair value 1,182 — 1,182
Total Return Swap Contracts Total return swap contracts, at fair value 746 — 746
Total Financial and Derivative Liabilities
1,930 — 1,930
Financial and Derivative Liabilities not subject to a netting agreement
(1,168) — (1,168)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 762 $ — $ 762
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
BNP Paribas $ 105 $ 105 $ — $ —
Citigroup 2 4 14 — 1 0
Goldman Sachs 158 158 — —
JPMorgan Chase 206 109 — 97
Macquarie 17 17 — —
Morgan Stanley 250 25 225 —
Societe Generale 2 2 — —
Total
$ 76 2 $ 430 $ 225 $ 10 7
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
716 Commodity Strategies Fund
Consolidated Statement of Assets and Liabilities
(†)
— October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 387,314
Investments, at fair value(>) ...........................................................................................................................................................
388,098
Cash ............................................................................................................................................................................................... 470
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2
Receivables:
Dividends and interest ....................................................................................................................................................... 438
Dividends from affiliated funds .......................................................................................................................................... 265
Investments sold ................................................................................................................................................................ 3,720
Fund shares sold ................................................................................................................................................................ 320
From broker(a)(b) ............................................................................................................................................................... 6,410
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,777
Total assets .................................................................................................................................................
401,500
Liabilities
Payables:
Due to broker (c) ................................................................................................................................................................ 3,371
Investments purchased ...................................................................................................................................................... 25
Fund shares redeemed ....................................................................................................................................................... 356
Accrued fees to affiliates .................................................................................................................................................... 359
Other accrued expenses ..................................................................................................................................................... 252
Variation margin on futures contracts ................................................................................................................................. 1,891
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2
Options written, at fair value(x) ...................................................................................................................................................... 1,182
Total return swap contracts, at fair value(∞) ................................................................................................................................... 746
Total liabilities .............................................................................................................................................
8,184
Net Assets ............................................................................................................................................................
$ 393,316
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 717
Consolidated Statement of Assets and Liabilities
(†)
, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 2 , 44 8
Shares of beneficial interest ...........................................................................................................................................................
760
Additional paid-in capital ..............................................................................................................................................................
390 , 108
Net Assets ............................................................................................................................................................
$ 393,31 6
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 5.09
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ......................................................... $ 5.40
Class A — Net assets ............................................................................................................................................................. $ 4,7 1 0, 360
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 926,034
Net asset value per share: Class C(#) ............................................................................................................................................. $ 4.86
Class C — Net assets ............................................................................................................................................................. $ 1,445, 917
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 297,533
Net asset value per share: Class E(#) ............................................................................................................................................. $ 5.14
Class E — Net assets ............................................................................................................................................................. $ 120,609
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 23,443
Net asset value per share: Class M(#) ............................................................................................................................................ $ 5.15
Class M — Net assets ............................................................................................................................................................ $ 34,665 , 456
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,728,961
Net asset value per share: Class S(#) .............................................................................................................................................. $ 5.16
Class S — Net assets ............................................................................................................................................................. $ 225,799 , 862
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 43,738,950
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 5.22
Class Y — Net assets ............................................................................................................................................................. $ 126,573 , 599
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 24,267,915
Amounts in thousands
(x)     Premiums received on options written $ 1,380
(>)     Investments in affiliates, U.S. Cash Management Fund $ 157,937
(∞)     Total return swap contracts - premiums paid (received) $ (58)
(a)     Receivable from Broker for Futures $ 1 , 342
(b)     Receivable from Broker for Swaps $ 5,068
(c)     Due to Broker for Swaps $ 3,371
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
718 Commodity Strategies Fund
Consolidated Statement of Operations
(†)
— For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 909
Dividends from affiliated funds ......................................................................................................................................... 4,499
Interest .............................................................................................................................................................................. 7,613
Total investment income ...............................................................................................................................................................
13,021
Expenses
Advisory fees .................................................................................................................................................................... 8,081
Administrative fees ........................................................................................................................................................... 314
Custodian fees ................................................................................................................................................................... 377
Distribution fees - Class A ................................................................................................................................................ 13
Distribution fees - Class C ................................................................................................................................................ 13
Transfer agent fees - Class A ............................................................................................................................................ 10
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 49
Transfer agent fees - Class S ............................................................................................................................................. 732
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 174
Registration fees ............................................................................................................................................................... 101
Shareholder servicing fees - Class C ................................................................................................................................. 4
Shareholder servicing fees - Class E ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ...................................................................................................................................................................... 169
Miscellaneous ................................................................................................................................................................... 92
Expenses before reductions .............................................................................................................................................. 10,160
Expense reductions ........................................................................................................................................................... (4,290)
Net expenses .................................................................................................................................................................................
5,870
Net investment income (loss) ........................................................................................................................................................
7,151
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 1,526
Investments in affiliated funds .......................................................................................................................................... 41
Futures contracts .............................................................................................................................................................. 576
Options written ................................................................................................................................................................. 2,043
Total return swap contracts ............................................................................................................................................... (43,361)
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
(39,174)
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 1,063
Investments in affiliated funds .......................................................................................................................................... 54
Futures contracts .............................................................................................................................................................. (1,772)
Options written ................................................................................................................................................................. (90)
Total return swap contracts ............................................................................................................................................... 12,576
Net change in unrealized appreciation (depreciation) ................................................................................................................... 11,831
Net realized and unrealized gain (loss) ......................................................................................................................................... (27,343)

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 719
Consolidated Statement of Operations
(†)
, continued — For the Period Ended October
31, 2019
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (20,192)
**
Less than $500.
(†)     The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
720 Commodity Strategies Fund
Consolidated Statements of Changes in Net Assets
(†)
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,151 $ 4,564
Net realized gain (loss) ...................................................................................................................... (39,174) 3,976
Net change in unrealized appreciation (depreciation) ....................................................................... 11,831 (20,12 1 )
Net increase (decrease) in net assets from operations ............................................................................. (20,192) (11,58 1 )
Distributions
To shareholders
Class A .......................................................................................................................................... (50) (72)
Class C .......................................................................................................................................... — (6)
Class E .......................................................................................................................................... (1) —
Class M ......................................................................................................................................... (204) (236)
Class S ........................................................................................................................................... (4,823) (6,715)
Class Y .......................................................................................................................................... (1,809) (2,732)
Net decrease in net assets from distributions .......................................................................................... (6,887) (9,761)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (223,83 3 ) (30,279)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(250,91 2 ) (51,62 1 )
Net Assets
Beginning of period .................................................................................................................................
644,22 8 695,849
End of period ..........................................................................................................................................
$ 393,31 6 $ 644,22 8
(†) The Statements of Changes in Net Assets are consolidated and include the balances of Russell Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 721
Consolidated Statements of Changes in Net Assets
(†)
, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019
2018
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
56
$ 289
408
$ 2,254
Proceeds from reinvestment of distributions
10
50
13
72
Payments for shares redeemed
(485)
(2,505)
(334)
(1,835)
Net increase (decrease)
(419)
(2,166)
87
491
Class C
Proceeds from shares sold
15
72
29
156
Proceeds from reinvestment of distributions
—
—
1
6
Payments for shares redeemed
(123)
(595)
(193)
(1,027)
Net increase (decrease)
(108)
(523)
(163)
(865)
Class E
Proceeds from shares sold
3
15
2
9
Proceeds from reinvestment of distributions
— **
1
—
—
Payments for shares redeemed
(10)
(55)
(3)
(17)
Net increase (decrease)
(7)
(39)
(1)
(8)
Class M
Proceeds from shares sold
4,687
24,151
1,426
8,037
Proceeds from reinvestment of distributions
40
204
43
236
Payments for shares redeemed
(1,123)
(5,761)
(859)
(4,823)
Net increase (decrease)
3,604
18,594
610
3,450
Class S
Proceeds from shares sold
9,629
49,70 5
18,925
106,695
Proceeds from reinvestment of distributions
944
4,803
1,217
6,692
Payments for shares redeemed
(55,410)
(286,801)
(19,661)
(111,023)
Net increase (decrease)
(44,837)
(232,29 3 )
481
2,364
Class Y
Proceeds from shares sold
2,050
10,580
778
4,395
Proceeds from reinvestment of distributions
352
1,809
492
2,732
Payments for shares redeemed
(3,769)
(19,79 5 )
(7,435)
(42,838)
Net increase (decrease)
(1,367)
(7,40 6 )
(6,165)
(35,711)
Total increase (decrease)
(43,134)
$ (223,83 3 )
(5,151)
$ (30,279)
** Less than 500 shares.
(†)     The Statement of Changes in Net Assets are consolidated and include the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
722 Commodity Strategies Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
October 31, 2019 5.32 .05 (.24) (.19) (.04) (.04)
October 31, 2018 5.50 .02 (.14) (.12) (.06) (.06)
October 31, 2017 5.40 (.03) .13 .10 — —
October 31, 2016 5.58 (.06) (.12) (.18) — —
October 31, 2015 7.64 (.09) (1.97) (2.06) — —
Class C
October 31, 2019 5.07 — (f) (.21) (.21) — —
October 31, 2018 5.24 (.02) (.14) (.16) (.01) (.01)
October 31, 2017 5.18 (.07) .13 .06 — —
October 31, 2016 5.40 (.09) (.13) (.22) — —
October 31, 2015 7.44 (.13) (1.91) (2.04) — —
Class E
October 31, 2019 5.38 . 05 ( . 24) (.19) (.05) (.05)
October 31, 2018 5.50 .02 (.14) (.12) — —
October 31, 2017 5.40 (.04) .14 .10 — —
October 31, 2016 5.58 (.06) (.12) (.18) — —
October 31, 2015 7.63 (.09) (1.96) (2.05) — —
Class M
October 31, 2019 5.39 .0 7 (.2 4 ) (.17) (.07) (.07)
October 31, 2018 5.58 .04 (.14) (.10) (.09) (.09)
October 31, 2017(8) 5.46 ( — ) (f) .12 .12 — —
Class S
October 31, 2019 5.40 .07 (.25) (.18) (.06) (.06)
October 31, 2018 5.59 .03 (.14) (.11) (.08) (.08)
October 31, 2017 5.47 (.01) .13 .12 — —
October 31, 2016 5.64 (.04) (.13) (.17) — —
October 31, 2015 7.69 (.07) (1.98) (2.05) — —
Class Y
October 31, 2019 5.46 .07 (.24) (.17) (.07) (.07)
October 31, 2018 5.65 .04 (.14) (.10) (.09) (.09)
October 31, 2017 5.52 ( — ) (f) .13 .13 — —
October 31, 2016 5.68 (.03) (.13) (.16) — —
October 31, 2015 7.73 (.06) (1.99) (2.05) — —

See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 723
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
5.09 (3.47) 4,710 2.17 1.38 1.03 7
5.32 (2.18) 7,151 2.12 1.40 .38 610
5.50 1.85 6,920 2.11 1.41 (.51) —
5.40 (3.23) 7,027 2.13 1.46 (1.07) —
5.58 (26.96) 7,826 2.09 1.48 (1.39) —
4.86 (4.14) 1,446 2.92 2.13 . 28 7
5.07 (3.04) 2,056 2.87 2.15 (.41) 610
5.24 1.16 2,978 2.86 2.16 (1.27) —
5.18 (4.07) 4,210 2.87 2.21 (1.82) —
5.40 (27.42) 5,029 2.83 2.23 (2.14) —
5.14 (3.60) 121 2.17 1.38 1 . 0 3 7
5.38 (2.18) 167 2.12 1.40 .36 610
5.50 1.85 178 2.09 1.38 (.69) —
5.40 (3.23) 9,775 2.12 1.46 (1.07) —
5.58 (26.87) 12,615 2.09 1.48 (1.39) —
5.15 (3.20) 34,66 5 1.95 1.04 1. 3 6 7
5.39 (1.89) 16,844 1.87 1.05 .74 610
5.58 2.20 14,041 1.87 1.06 (.06) —
5.16 (3.32) 225,800 1.92 1.13 1.26 7
5.40 (2.06) 478,145 1.87 1.15 .62 610
5.59 2.19 492,180 1.86 1.16 (.25) —
5.47 (3.01) 500,004 1.87 1.21 (.82) —
5.64 (26.66) 579,005 1.84 1.23 (1.14) —
5.22 ( 3 . 07 ) 126,574 1.73 .95 1.4 6 7
5.46 (2.02) 139,865 1.68 .96 .78 610
5.65 2.36 179,552 1.66 .97 (.07) —
5.52 (2.82) 189,499 1.68 1.02 (.62) —
5.68 (26.52) 175,230 1.64 1.04 (.95) —

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
724 Commodity Strategies Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands).
Advisory fees $ 282,207
Administration fees 19,404
Distribution fees 1,914
Shareholder servicing fees 335
Transfer agent fees 53,597
Trustee fees 1,069
$ 358,526
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 260,889 $ 1,269,598 $ 1,372,645 $ 41 $ 54 $ 157,937 $ 4,499 $ —
$ 260,889 $ 1,269,598 $ 1,372,645 $ 41 $ 54 $ 157,937 $ 4,499 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 305,684,573 $ 334,277 $ (708,628) $ (374,351) $ 4,539,279 $ 34 3 , 218
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 6,887,479 $ — $ — $ 9,760,797 $ — $ —
Total distributable earnings (losses)
$ 39,116
Additional paid-in capital
(39,116)

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
726 Global Infrastructure Fund
xt
Global Infrastructure Fund
-
Class A
‡
Total
Return
1 Year 13 .58%
5 Years 4 .32%§
Inception* 7 .34%§
Global Infrastructure Fund
-
Class C
Total
Return
1 Year 19 .64%
5 Years 4 .79%§
Inception* 7 .24%§
Global Infrastructure Fund
-
Class E
Total
Return
1 Year 20 .47%
5 Years 5 .58%§
Inception* 8 .04%§
Global Infrastructure Fund
-
Class M
‡‡
Total
Return
1 Year 20 .81%
5 Years 5 .87%§
Inception* 8 .33%§
Global Infrastructure Fund
-
Class S
Total
Return
1 Year 20 .87%
5 Years 5 .85%§
Inception* 8 .32%§
Global Infrastructure Fund
-
Class Y
Total
Return
1 Year 20 .98%
5 Years 6 .01%§
Inception* 8 .49%§
S&P Global Infrastructure Index Net (USD)
SM
**
Total
Return
1 Year 19 .94%
5 Years 4 .78%§
Inception* 7 .08%§

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Global Infrastructure Fund 727
The Global Infrastructure Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term growth of capital and current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class S and Class Y Shares gained
20.50%, 19.64%, 20.47%, 20.81%, 20.87% and 20.98%,
respectively. This is compared to the Fund’s benchmark, the S&P
Global Infrastructure Index (Net), which gained 19.94% during the same period. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Infrastructure Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 19.08%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2019, the global infrastructure market, as measured by the S&P Global Infrastructure Index
(Net), delivered a positive 19.94% return, outperforming broader global equities by a wide margin. Within the global infrastructure sector, there was a wide dispersion in company performance. The transportation sector was the weakest performing category in the index, being the most vulnerable to trade and macroeconomic
concerns. In the U.S., the 10-year Treasury yield fell 146 basis points and the U.S. Federal Reserve reduced interest rates three times during the fiscal year, as the economy continued to show signs of slowing. In this environment, the utilities sector posted strong returns, outperforming the broader index. Companies with energy-related businesses posted more modest returns while
underperforming the broader index. The West Texas Intermediate crude oil price declined due to softening global economic
indicators and weaker than expected demand as trade tensions escalated between the U.S. and China during the period. Out-
of-index exposure to specialized real estate investment trusts
(“REITs”) and railroads contributed positively to benchmark-
relative performance.
From a regional perspective, Asia ex-Japan led the index due to strong results within Australia, followed by Continental Europe.
Emerging markets underperformed by a wide margin as a result of weakness within China.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Out-of-index exposures to construction and engineering and
specialized REITs were key contributors to outperformance.
Underweights to the marine ports and airport sectors and
positive stock selection within energy pipelines were beneficial.
Detracting from performance was negative stock selection within the electric utilities and multi-utilities sectors. At the regional level, positive stock selection within emerging markets and North
America contributed positively to performance, though out-of-
index exposure to Japan had a negative impact.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Nuveen
Asset Management, Inc. (“Nuveen”) was the strongest performer, outperforming the Fund’s benchmark for the fiscal year. Nuveen utilizes a bottom-up relative value strategy that features a high degree of turnover. Key contributors to outperformance were
underweights to and positive stock selection within the airports and marine ports sectors. Out-of-index exposures to specialized
REITs and positive stock selection within the electric utilities sector were beneficial. An underweight position to the tollroads sector had a negative impact.
Cohen & Steers Capital Management, Inc., Cohen & Steers UK
Limited and Cohen & Steers Asia Limited (together, “Cohen &
Steers”) outperformed the Fund’s benchmark for the fiscal year.
Cohen & Steers manages a diversified infrastructure strategy incorporating both top-down and bottom-up components. Positive stock selection within the airport sector and an underweight to marine ports drove outperformance. Out-of-index exposures to specialized REITs and water utilities were beneficial. Negative stock selection within energy pipelines and tollroads had a
negative impact.
During the period, RIM utilized a positioning strategy to
implement sector tilting through the use/purchase of infrastructure stocks. The strategy seeks to position the portfolio to meet RIM’s

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
728 Global Infrastructure Fund
overall preferred positioning objectives, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The strategy modestly outperformed relative to the Fund’s benchmark. An underweight to the tollroads sector contributed to outperformance. Detracting from performance was out-of-index exposure to the gas utilities sector.
During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash. The use of these derivatives had a modestly positive impact on absolute performance, as global
equity markets delivered positive returns ahead of cash.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2019, RIM terminated Maple-Brown Abbott Limited and
increased the allocations to First Sentier Investors (Australia) IM
Limited and Nuveen.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen and
Cohen & Steers Asia Limited Market-Oriented
First Sentier Investors (Australia) IM
Limited(formerly, Colonial First State Asset
Management (Australia)Limited) Market-Oriented
Nuveen Asset Management, LLC Market-Oriented
* Assumes initial investment on September 30, 2010.
** The S&P Global Infrastructure Index Net (USD)
SM
provides liquid and tradable exposure to 75 companies around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure classes: utilities, transportation and energy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Global Infrastructure Fund 729
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,063.80 $ 1,018.40
Expenses Paid During Period* $ 7.02 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,060.20 $ 1,014.62
Expenses Paid During Period* $ 10.90 $ 10.66
* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,064.60 $ 1,018.40
Expenses Paid During Period* $ 7.03 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
730 Global Infrastructure Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,065.60 $ 1,020.11
Expenses Paid During Period* $ 5.26 $ 5.14
* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,065.80 $ 1,019.66
Expenses Paid During Period* $ 5.73 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,065.90 $ 1,020.52
Expenses Paid During Period* $ 4.84 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 731
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.4%
Australia - 8.3%
APA Group 109,823 880
Atlas Arteria, Ltd. 264,674 1,464
Aurizon Holdings, Ltd. 208,144 845
AusNet Services(Æ) 617,922 789
NEXTDC, Ltd.(Æ) 98,792 435
Spark Infrastructure Group 213,023 296
Sydney Airport 658,774 3,978
Transurban Group - ADR(Æ) 1,868,756 19,086
27,773
Austria - 0.2%
Flughafen Wien AG 15,613 641
Oesterreichische Post AG 4,192 154
795
Belgium - 0.3%
Elia System Operator SA 9,839 848
Brazil - 0.8%
Alupar Investimento SA 20,540 124
CCR SA 281,127 1,152
Companhia de Saneamento do Parana
SANEPAR 900 21
Neoenergia SA 119,692 626
Rumo SA(Æ) 98,970 563
Transmissora Alianca de Energia
Eletrica SA 39,147 282
Ultrapar Participacoes SA 3,900 18
2,786
Canada - 9.0%
Brookfield Infrastructure Partners, LP 1,205 60
Emera, Inc. 49,781 2,061
Enbridge, Inc. 335,292 12,210
Fortis, Inc. 1,471 61
Gibson Energy, Inc. 12,842 224
Hydro One, Ltd.(Þ) 79,044 1,470
Inter Pipeline, Ltd.(Ñ) 28,301 475
Keyera Corp. 29,703 689
Pembina Pipeline Corp. 34,230 1,205
TC Energy Corp.(Æ) 223,101 11,243
Westshore Terminals Investment Corp. 28,520 495
30,193
Chile - 0.1%
Aguas Andinas SA Class A 616,342 283
Enel Chile SA - ADR 33,573 139
422
China - 2.9%
China Merchants Port Holdings Co., Ltd. 1,096,349 1,707
COSCO Shipping Ports, Ltd. 2,367,608 1,856
ENN Energy Holdings, Ltd. 124,623 1,422
Guangdong Investment, Ltd. 494,952 1,069
Jiangsu Expressway Co., Ltd. Class H 2,456,685 3,255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen Expressway Co., Ltd. Class H 357,736 477
9,786
Colombia - 0.1%
Interconexion Electrica SA 26,424 152
Denmark - 0.0%
Orsted A/S Class A(Þ) 1,144 101
France - 8.1%
Aeroports de Paris 31,880 6,067
Eiffage SA 30,402 3,267
Engie SA 77,298 1,293
Getlink SE 455,828 7,632
Rubis SCA 39,901 2,315
Suez Environnement Co. 13,634 213
Vinci SA 55,374 6,215
27,002
Germany - 0.8%
E.ON SE 125,075 1,263
Fraport AG Frankfurt Airport Services
Worldwide 13,027 1,089
Hamburger Hafen und Logistik AG 11,830 306
2,658
Hong Kong - 0.9%
CK Infrastructure Holdings, Ltd. 18,187 131
CLP Holdings, Ltd. 224,734 2,330
HK Electric Investments & HK Electric
Investments, Ltd. 4,193 4
HKT Trust & HKT, Ltd. 834 1
Hong Kong & China Gas Co., Ltd. 211,302 410
MTR Corp., Ltd. 234 1
2,877
India - 0.1%
Power Grid Corp. of India, Ltd. 92,840 260
Italy - 5.5%
Atlantia SpA 373,420 9,257
Enav SpA (Þ) 177,301 1,034
Enel SpA 228,783 1,772
Hera SpA 42,968 184
Infrastrutture Wireless Italiane SpA (Þ) 142,060 1,459
Iren SpA - ADR 10,126 31
Snam Rete Gas SpA 52,085 268
Societa Iniziative Autostradali e Servizi
SpA 48,600 841
Terna Rete Elettrica Nazionale SpA 504,947 3,339
18,185
Japan - 1.7%
Central Japan Railway Co. 4,576 938
East Japan Railway Co. 27,789 2,522
Kamigumi Co., Ltd. 2,268 51
Osaka Gas Co., Ltd. 52,700 1,029

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
732 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Gas Co., Ltd. 23,600 575
West Japan Railway Co. 5,800 503
5,618
Malaysia - 0.0%
Westports Holdings BHD 34,085 35
Mexico - 3.1%
Aleatica , SAB de CV 26,216 27
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 10,235 570
Grupo Aeroportuario del Pacifico SAB de
CV Class B 146,690 1,538
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 20,174 2,108
Grupo Aeroportuario del Sureste SAB de
CV Class B 185,235 3,037
Grupo Aeroportuario del Sureste SAB de
CV - ADR 1,867 306
Infraestructura Energetica Nova SAB
de CV 250,392 1,107
Promotora y Operadora de
Infraestructura SAB de CV 125,532 1,161
Promotora y Operadora de
Infraestructura SAB de CV Class L 14,246 92
Telesites SAB de CV(Æ) 432,652 283
10,229
Netherlands - 0.4%
InterXion Holding NV(Æ) 14,689 1,296
Koninklijke Vopak NV 3,111 171
1,467
New Zealand - 1.3%
Auckland International Airport, Ltd. 597,111 3,557
Infratil , Ltd. 24,392 77
Port of Tauranga, Ltd. 184,432 791
4,425
Portugal - 0.3%
Energias de Portugal SA 216,941 893
REN - Redes Energeticas Nacionais
SGPS SA 6,750 20
913
Singapore - 0.5%
CitySpring Infrastructure Trust 56,200 22
ComfortDelGro Corp., Ltd. 270,591 457
Keppel DC REIT(ö) 223,495 328
NetLink NBN Trust 901,741 616
Parkway Life Real Estate Investment
Trust(Æ)(ö) 155,284 373
1,796
Spain - 7.3%
Abertis Infraestructuras SA(Æ)(Š) 90,641 654
Aena SA(Þ) 73,046 13,406
Cellnex Telecom SA(Þ) 13,985 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cellnex Telecom SA(Æ)(Š) 9,666 417
Ferrovial SA 85,444 2,525
Iberdrola SA 569,862 5,853
Red Electrica Corp. SA 48,226 972
24,430
Switzerland - 0.9%
Flughafen Zurich AG 17,467 3,147
United Kingdom - 3.3%
BBA Aviation PLC 474,964 1,871
National Grid PLC 378,834 4,429
National Grid PLC - ADR(Ñ) 10,687 624
Scottish & Southern Energy PLC 97,480 1,621
Severn Trent PLC Class H 55,572 1,624
United Utilities Group PLC 68,340 770
10,939
United States - 37.5%
Alliant Energy Corp. 64,420 3,436
Ameren Corp. 2,921 227
American Electric Power Co., Inc. 91,848 8,670
American Tower Corp.(ö) 3,443 751
American Water Works Co., Inc. 22,596 2,785
Antero Midstream Corp.(Ñ) 7,023 45
AquaVenture Holdings, Ltd.(Æ) 10,486 206
Atmos Energy Corp. 7,950 894
Avangrid , Inc. 17,058 854
Avista Corp. 16,648 800
CenterPoint Energy, Inc. 98,102 2,852
Cheniere Energy, Inc.(Æ) 69,930 4,304
CMS Energy Corp. 30,546 1,952
Consolidated Edison, Inc. 22,403 2,066
CoreSite Realty Corp. Class A(ö) 6,253 735
Covanta Holding Corp. 800 12
Crown Castle International Corp.(ö) 10,937 1,518
CyrusOne , Inc.(ö) 9,135 650
Digital Realty Trust, Inc.(ö) 4,785 608
Dominion Energy, Inc. 120,233 9,925
DTE Energy Co. 14,247 1,814
Duke Energy Corp. 31,393 2,959
Edison International 9,453 595
Energy Transfer Equity, LP 38,818 489
Entergy Corp. 11,486 1,395
Enterprise Products Partners, LP 130,609 3,400
Equinix , Inc.(Æ)(ö) 1,667 945
Evergy , Inc. 41,185 2,632
Eversource Energy(Æ) 39,584 3,315
Exelon Corp. 16,514 751
FirstEnergy Corp. 32,217 1,557
Kinder Morgan, Inc. 265,531 5,305
Macquarie Infrastructure Corp. 22,968 991
Magellan Midstream Partners, LP 33,678 2,099
NextEra Energy, Inc. 72,420 16,523
NiSource, Inc. 68,282 1,915
Norfolk Southern Corp. 4,654 847
NorthWestern Corp. 11,305 820

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 733
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONE Gas, Inc. 5,703 529
ONEOK, Inc. 41,592 2,904
Plains GP Holdings, LP Class A(Æ) 36,179 671
Portland General Electric Co. 13,839 787
Progressive Waste Solutions, Ltd. 27,544 2,545
QTS Realty Trust, Inc. Class A(ö) 3,072 165
Republic Services, Inc. Class A 3,181 278
SBA Communications Corp.(ö) 10,828 2,606
Sempra Energy 11,155 1,612
Southern Co. (The) 29,037 1,819
Targa Resources Corp. 14,117 549
UGI Corp. 41,047 1,957
Union Pacific Corp. 7,409 1,226
Unitil Corp. 996 62
Waste Management, Inc. 16,577 1,860
WEC Energy Group, Inc.(Æ) 33,478 3,160
Williams Cos., Inc. (The) 358,371 7,995
Xcel Energy, Inc. 43,940 2,791
125,158
Total Common Stocks
(cost $239,061) 311,995
Investments in Other Funds - 0.2%
3i Infrastructure PLC 150,211 557
Total Investments in Other Funds
(cost $518) 557
Preferred Stocks - 0.0%
Brazil - 0.0%
Cia de Transmissao de Energia Eletrica
Paulista
14.313% (Ÿ) 1,588 9
Total Preferred Stocks
(cost $8) 9
Short-Term Investments - 6.3%
United States - 6.3%
U.S. Cash Management Fund(@) 20,907,448 (∞) 20,916
Total Short-Term Investments
(cost $20,915) 20,916
Other Securities - 0.3%
U.S. Cash Collateral Fund(×)(@) 1,085,334 (∞) 1,085
Total Other Securities
(cost $1,085) 1,085
Total Investments 100.2%
(identified cost $261,587) 334,562
Other Assets and Liabilities, Net
- (0.2%)
(547)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
334,015

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
734 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.4%
Aena SA 02/11/15 EUR 73,046 110.23 8,113
13,406
Cellnex Telecom SA 03/20/19 EUR 13,985 23.71 332
603
Enav SpA 06/07/17 EUR 177,301 4.92 842
1,034
Hydro One, Ltd. 05/19/17 CAD 79,044 14.99 1,192
1,470
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 142,060 5.14 732
1,459
Orsted A/S 08/15/19 DKK 1,144 99.40 114
101
18,073
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 735
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 144 EUR 5,197 12/19
9
MSCI Emerging Markets Index Futures 34 USD 1,770 12/19
(1)
S&P Energy Select Sector Index Futures 19 USD 1,104 12/19
(22)
S&P Utilities Select Sector Index Futures 175 USD 11,326 12/19
33
SPI 200 Index Futures 21 AUD 3,486 12/19
(4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
15
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 450 USD 498 12/18/19 (6)
Bank of Montreal USD 947 AUD 1,374 12/18/19 1
Bank of Montreal USD 12,098 AUD 17,610 12/18/19 56
Bank of Montreal USD 3,191 EUR 2,864 12/18/19 14
Bank of Montreal USD 28,131 EUR 25,180 12/18/19 38
Bank of Montreal AUD 340 USD 234 12/18/19 —
Bank of Montreal AUD 16,940 USD 11,569 12/18/19 (123)
Bank of Montreal EUR 1,980 USD 2,201 12/18/19 (14)
Bank of New York USD 553 AUD 820 12/18/19 13
Bank of New York USD 1,971 EUR 1,770 12/18/19 9
Bank of New York EUR 1,160 USD 1,277 12/18/19 (21)
Brown Brothers Harriman USD 224 AUD 330 12/18/19 4
Brown Brothers Harriman USD 1,830 EUR 1,660 12/18/19 27
Brown Brothers Harriman AUD 170 USD 116 12/18/19 (2)
Brown Brothers Harriman EUR 260 USD 289 12/18/19 (2)
Brown Brothers Harriman EUR 420 USD 466 12/18/19 (4)
Credit Suisse USD 38 AUD 54 11/04/19 —
Credit Suisse USD 175 JPY 18,967 11/05/19 —
JPMorgan Chase USD 24 EUR 21 11/04/19 —
JPMorgan Chase HKD 5 USD 1 11/01/19 —
JPMorgan Chase SGD 96 USD 71 11/04/19 —
Royal Bank of Canada USD 33 AUD 48 11/01/19 —
Royal Bank of Canada USD 947 AUD 1,374 12/18/19 1
Royal Bank of Canada USD 3,188 EUR 2,864 12/18/19 17
Royal Bank of Canada AUD 500 USD 345 12/18/19 —
Royal Bank of Canada AUD 820 USD 564 12/18/19 (2)
Royal Bank of Canada AUD 970 USD 654 12/18/19 (16)
Royal Bank of Canada EUR 470 USD 524 12/18/19 (2)
Royal Bank of Canada NZD 35 USD 22 11/01/19 —
State Street USD 763 AUD 1,130 12/18/19 16
State Street USD 13 CAD 17 11/04/19 —
State Street USD 488 EUR 439 11/04/19 2
State Street USD 904 EUR 820 12/18/19 14
State Street AUD 330 USD 224 12/18/19 (3)
State Street AUD 330 USD 222 12/18/19 (6)
State Street AUD 340 USD 230 12/18/19 (5)
State Street BRL 25 USD 6 11/01/19 —

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
736 Global Infrastructure Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street BRL 151 USD 38 11/01/19 —
State Street EUR 210 USD 233 11/01/19 (1)
State Street EUR 320 USD 352 12/18/19 (6)
State Street EUR 530 USD 583 12/18/19 (10)
State Street EUR 810 USD 902 12/18/19 (4)
State Street EUR 23,650 USD 26,344 12/18/19 (113)
State Street HKD 397 USD 51 11/04/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(128)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 27,773 $ —
$ —
$ 27,773 8.3
Austria — 795 —
—
795 0.2
Belgium — 848 —
—
848 0.3
Brazil 2,786 — —
—
2,786 0.8
Canada 30, 193 — —
—
30, 193 9.0
Chile 139 283 —
—
422 0.1
China — 9,786 —
—
9,786 2.9
Colombia 152 — —
—
152 0.1
Denmark — 101 —
—
101 —
*
France — 27,002 —
—
27,002 8.1
Germany — 2,658 —
—
2,658 0.8
Hong Kong — 2,877 —
—
2,877 0.9
India — 260 —
—
260 0.1
Italy — 18,185 —
—
18,185 5. 5
Japan — 5,618 —
—
5,618 1. 7
Malaysia — 35 —
—
35 —
*
Mexico 10,229 — —
—
10,229 3.1
Netherlands 1,296 171 —
—
1,467 0.4
New Zealand — 4,425 —
—
4,425 1.3
Portugal — 913 —
—
913 0.3
Singapore — 1,796 —
—
1,796 0. 5
Spain — 23,359 1,071
—
24,430 7.3
Switzerland — 3,147 —
—
3,147 0.9
United Kingdom 624 10,315 —
—
10,939 3.3
United States 125, 158 — —
—
125, 158 37. 5
Investments in Other Funds — 557 — — 557 0.2
Preferred Stocks 9 — — — 9 —
*

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 737
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Short-Term Investments — — — 20,916 20,916 6.3
Other Securities — — — 1,085 1,085 0.3
Total Investments 170,586 140,904 1,071 22,001 334,562 100.2
Other Assets and Liabilities, Net (0.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 42 — — — 42 —
*
Foreign Currency Exchange Contracts 3 2 09 — — 21 2 0.1
A
Liabilities
Futures Contracts (27) — — — (27) (—)
*
Foreign Currency Exchange Contracts (1) (339) — — (34 0 ) (0.1)
Total Other Financial Instruments
**
$ 1 7 $ (130) $ — $ — $ (113)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Air Freight & Logistics ...........................................................
154
Airport Services ......................................................................
43,340
Alternative Carriers ................................................................
616
Construction & E ngineering ....................................................
12,007
Diversified ..............................................................................
558
Electric Utilities .....................................................................
72,084
Environmental & Facilities Services .......................................
4,695
Gas Utilities ............................................................................
11,386
Healthcare ..............................................................................
372
Highways & Railtracks ...........................................................
45,100
Integrated Telecommunication Services ..................................
2,763
Internet Services & Infrastructure ...........................................
435
IT Consulting & Other Services ..............................................
1,296
Marine Ports & Services .........................................................
5,241
Multi-Utilities .........................................................................
35,344
Oil & Gas Storage & Transportation ........................................
53,997

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
738 Global Infrastructure Fund
Railroads ................................................................................
7,445
Renewable Electricity .............................................................
209
Specialty .................................................................................
8,304
Trucking ..................................................................................
457
Water Utilities .........................................................................
6,758
Short-Term Investments ..........................................................
20,916
Other Securities ......................................................................
1,085
Total Investments .................................................................... 334,562

Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 739
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 212
Variation margin on futures contracts* 42 —
Total
$ 42 $ 212
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 27 $ —
Unrealized depreciation on foreign currency exchange contracts — 340
Total
$ 27 $ 340
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,170 $ —
Foreign currency exchange contracts — (1,408)
Total
$ 3,170 $ (1,408)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 17 8 $ —
Foreign currency exchange contracts — 466
Total
$ 17 8 $ 466
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
740 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,032 $ — $ 1,032
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 212 — 212
Total Financial and Derivative Assets
1,244 — 1,244
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,241 $ — $ 1,241
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 271 $ — $ 271 $ —
Bank of Montreal
110 110 — —
Bank of New York
22 20 — 2
Barclays
14 — 14 —
Brown Brothers Harriman
3 0 8 — 2 2
Citigroup
555 — 555 —
Morgan Stanley
19 2 — 19 2 —
Royal Bank of Canada
17 17 — —
State Street
30 30 — —
Total
$ 1,24 1 $ 185 $ 1,03 2 $ 2 4

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 741
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 340 $ — $ 34 0
Total Financial and Derivative Liabilities
340 — 34 0
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 339 $ — $ 3 39
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 6 $ — $ — $ 6
Bank of Montreal 137 110 — 27
Bank of New York 20 20 — —
Brown Brothers Harriman 8 8 — —
Royal Bank of Canada 20 17 — 3
State Street 148 30 — 118
Total
$ 339 $ 185 $ — $ 154
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
742 Global Infrastructure Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 261,587
Investments, at fair value(*)(>) ......................................................................................................................................................
334,562
Foreign currency holdings(^) ......................................................................................................................................................... 421
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 212
Receivables:
Dividends and interest ....................................................................................................................................................... 467
Dividends from affiliated funds .......................................................................................................................................... 26
Investments sold ................................................................................................................................................................ 2,135
Fund shares sold ................................................................................................................................................................ 363
Foreign capital gains taxes recoverable ............................................................................................................................. 186
From broker(a) ................................................................................................................................................................... 1,022
Variation margin on futures contracts ................................................................................................................................. 16
Total assets .................................................................................................................................................
339,410
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 2,824
Fund shares redeemed ....................................................................................................................................................... 614
Accrued fees to affiliates .................................................................................................................................................... 320
Other accrued expenses ..................................................................................................................................................... 212
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 340
Payable upon return of securities loaned ....................................................................................................................................... 1,085
Total liabilities .............................................................................................................................................
5,395
Net Assets ............................................................................................................................................................
$ 334,015

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 743
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 86,6 79
Shares of beneficial interest ...........................................................................................................................................................
291
Additional paid-in capital ..............................................................................................................................................................
247,04 5
Net Assets ............................................................................................................................................................
$ 334,015
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.47
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.17
Class A — Net assets ............................................................................................................................................................. $ 6,449,711
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 562,497
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.36
Class C — Net assets ............................................................................................................................................................. $ 3,653,765
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 321,583
Net asset value per share: Class E(#) ............................................................................................................................................. $ 11.49
Class E — Net assets ............................................................................................................................................................. $ 342,611
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 29,828
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.47
Class M — Net assets ............................................................................................................................................................ $ 33,800,592
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,946,705
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.49
Class S — Net assets ............................................................................................................................................................. $ 212,221,330
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 18,466,540
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.49
Class Y — Net assets ............................................................................................................................................................. $ 77,547,082
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,749,371
Amounts in thousands
(^)     Foreign currency holdings - cost $ 417
(*)     Securities on loan included in investments $ 1,032
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 22,001
(a)     Receivable from Broker for Futures $ 1,022
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
744 Global Infrastructure Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 20,258
Dividends from affiliated funds ......................................................................................................................................... 412
Securities lending income (net) ......................................................................................................................................... 59
Less foreign taxes withheld ............................................................................................................................................... (1,441)
Total investment income ...............................................................................................................................................................
19,288
Expenses
Advisory fees .................................................................................................................................................................... 6,377
Administrative fees ........................................................................................................................................................... 247
Custodian fees ................................................................................................................................................................... 396
Distribution fees - Class A ................................................................................................................................................ 16
Distribution fees - Class C ................................................................................................................................................ 30
Transfer agent fees - Class A ............................................................................................................................................ 13
Transfer agent fees - Class C ............................................................................................................................................. 8
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 54
Transfer agent fees - Class S ............................................................................................................................................. 75 8
Transfer agent fees - Class Y ............................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 107
Registration fees ............................................................................................................................................................... 11 3
Shareholder servicing fees - Class C ................................................................................................................................. 10
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 23
Printing fees ...................................................................................................................................................................... 173
Miscellaneous ................................................................................................................................................................... 25
Expenses before reductions .............................................................................................................................................. 8,356
Expense reductions ........................................................................................................................................................... (2,820)
Net expenses .................................................................................................................................................................................
5,536
Net investment income (loss) ........................................................................................................................................................
13,752
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 57,084
Investments in affiliated funds .......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 3,170
Foreign currency exchange contracts ................................................................................................................................ (1,408)
Foreign currency-related transactions ............................................................................................................................... (2 93 )
Net realized gain (loss) ..................................................................................................................................................................
58, 562
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 25,523
Futures contracts .............................................................................................................................................................. 17 8
Foreign currency exchange contracts ................................................................................................................................ 466
Foreign currency-related transactions ............................................................................................................................... 26
Net change in unrealized appreciation (depreciation) ................................................................................................................... 26, 193
Net realized and unrealized gain (loss) ......................................................................................................................................... 84,755
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 98,507

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 745
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 13,752 $ 20,422
Net realized gain (loss) ...................................................................................................................... 58, 562 33,049
Net change in unrealized appreciation (depreciation) ....................................................................... 26, 193 (102,877)
Net increase (decrease) in net assets from operations ............................................................................. 98,507 (49,406)
Distributions
To shareholders
Class A .......................................................................................................................................... (506) (956)
Class C .......................................................................................................................................... (314) (607)
Class E .......................................................................................................................................... (41) (63)
Class M ......................................................................................................................................... (1,695) (2,889)
Class S ........................................................................................................................................... (33,547) (73,747)
Class Y .......................................................................................................................................... (6,820) (14,244)
Net decrease in net assets from distributions .......................................................................................... (42,923) (92,506)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (295,461) (214,804)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(239,877) (356,716)
Net Assets
Beginning of period .................................................................................................................................
573,892 930,608
End of period ..........................................................................................................................................
$ 334,015 $ 573,892

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
746 Global Infrastructure Fund
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 49 $ 527 232 $ 2,612
Proceeds from reinvestment of distributions 50 502 83 935
Payments for shares redeemed (183) (1,971) (426) (4,677)
Net increase (decrease)
(84) (942) (111) (1,130)
Class C
Proceeds from shares sold 36 383 65 730
Proceeds from reinvestment of distributions 32 314 54 607
Payments for shares redeemed (203) (2,116) (185) (2,039)
Net increase (decrease)
(135) (1,419) (66) (702)
Class E
Proceeds from shares sold 4 40 5 59
Proceeds from reinvestment of distributions 4 38 6 61
Payments for shares redeemed (27) (296) (11) (119)
Net increase (decrease)
(19) (218) —
**
1
Class M
Proceeds from shares sold 4,314 47,320 1,150 13,131
Proceeds from reinvestment of distributions 167 1,695 255 2,889
Payments for shares redeemed (3,148) (35,016) (1,919) (21,030)
Net increase (decrease)
1,333 13,999 (514) (5,010)
Class S
Proceeds from shares sold 8,857 95,983 12,689 142,307
Proceeds from reinvestment of distributions 3,349 33,102 6,471 73,299
Payments for shares redeemed (38,048) (418,872) (34,867) (385,631)
Net increase (decrease)
(25,842) (289,787) (15,707) (170,025)
Class Y
Proceeds from shares sold 187 2,018 185 2,060
Proceeds from reinvestment of distributions 686 6,820 1,257 14,244
Payments for shares redeemed (2,428) (25,932) (4,735) (54,242)
Net increase (decrease)
(1,555) (17,094) (3,293) (37,938)
Total increase (decrease)
(26,302) $ (295,461) (19,691) $ (214,804)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
748 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 10.34 .25 1.72 1.97 (.3 6 ) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
October 31, 2017 11.42 .26 1.37 1.63 (.24) (.43)
October 31, 2016 11.43 .24 .33 .57 (.24) (.34)
October 31, 2015 12.93 .20 (.62) (.42) (.21) (.87)
Class C
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48 )
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
October 31, 2017 11.36 .17 1.37 1.54 (.18) (.43)
October 31, 2016 11.38 .15 .33 .48 (.16) (.34)
October 31, 2015 12.89 .11 (.62) (.51) (.13) (.87)
Class E
October 31, 2019 10.36 .25 1.72 1.97 (.3 6 ) (.48)
October 31, 2018 12.39 .25 (1.03) (.78) (.32) (.93)
October 31, 2017 11.42 .17 1.47 1.64 (.24) (.43)
October 31, 2016 11.43 .24 .33 .57 (.24) (.34)
October 31, 2015 12.93 .20 (.62) (.42) (.21) (.87)
Class M
October 31, 2019 10.35 .32 1.68 2.00 (.4 0 ) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
October 31, 2017(8) 11.40 .17 1.04 1.21 (.22) —
Class S
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.0 4 ) (.76) (.35) (.93)
October 31, 2017 11.43 .29 1.38 1.67 (.27) (.43)
October 31, 2016 11.44 .27 .33 .60 (.27) (.34)
October 31, 2015 12.94 .23 (.62) (.39) (.24) (.87)
Class Y
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)
October 31, 2017 11.43 .30 1.39 1.69 (.29) (.43)
October 31, 2016 11.45 .29 .32 .61 (.29) (.34)
October 31, 2015 12.95 .25 (.62) (.37) (.26) (.87)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 749
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.2 3 92
(.67) 12.38 15.10 9,380 1.83 1.44 2.19 84
(.58) 11.42 5.43 7,595 1.83 1.47 2.14 102
(1.08) 11.43 (3.49) 8,522 1.82 1.47 1.70 86
(.76) 11.36 19. 5 4 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.4 5 92
(.61) 12.29 14.23 6,426 2.58 2.19 1.43 84
(.50) 11.36 4.65 6,343 2.59 2.22 1.38 102
(1.00) 11.38 (4.23) 7,718 2.57 2.22 .96 86
(.84) 11.49 20.47 343 1.91 1.36 2.35 91
(1.25) 10.36 (6.99) 511 1.86 1.38 2.2 2 92
(.67) 12.39 15.11 615 1.83 1.45 1.53 84
(.58) 11.42 5.42 17,601 1.84 1.47 2.16 102
(1.08) 11.43 (3.50) 24,683 1.82 1.47 1.67 86
(.88) 11.47 20.81 33, 800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.7 1 92
(.22) 12.39 10.66 26,352 1.55 1.09 2.16 84
(.87) 11.49 20. 76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.5 3 92
(.70) 12.40 15.44 744,039 1.58 1.19 2.45 84
(.61) 11.43 5.69 783,412 1.59 1.22 2.41 102
(1.11) 11.44 (3.25) 1,019,451 1.57 1.22 1.95 86
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.6 1 92
(.72) 12.40 15.65 143,796 1.38 1.01 2.57 84
(.63) 11.43 5.78 219,203 1.39 1.04 2.57 102
(1.13) 11.45 (3.07) 348,835 1.37 1.04 2.13 86

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
750 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 246,270
Administration fees 17,329
Distribution fees 3,715
Shareholder servicing fees 874
Transfer agent fees 50,214
Trustee fees 1,260
$ 319,662
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 6,237 $ 144,383 $ 149,535 $ — $ — $ 1,085 $ 126 $ —
U.S. Cash Management Fund 16,681 500,183 495,957 9 — 20,916 412 —
$ 22,918 $ 644,566 $ 645,492 $ 9 $ — $ 22,001 $ 538 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 274,228,975 $ 64,243,023 $ (3,914,594) $ 60,328,429 $ 11,722,935 $ 14, 654 , 339
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 18,271,850 $ 24,650,424 $ — $ 51,769,825 $ 40,736,267 $ —
Total distributable earnings (losses)
$ (16,908)
Additional paid-in capital
16,908

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
752 Global Real Estate Securities Fund
Global Real Estate Securities Fund
-
Class A
‡
Total
Return
1 Year 12 .63%
5 Years 4 .35%§
10 Years 9 .01%§
Global Real Estate Securities Fund
-
Class C
Total
Return
1 Year 18 .66%
5 Years 4 .81%§
10 Years 8 .84%§
Global Real Estate Securities Fund
-
Class E
Total
Return
1 Year 19 .53%
5 Years 5 .60%§
10 Years 9 .66%§
Global Real Estate Securities Fund
-
Class M
‡‡
Total
Return
1 Year 19 .95%
5 Years 5 .92%§
10 Years 9 .96%§
Global Real Estate Securities Fund
-
Class R6
‡‡‡
Total
Return
1 Year 20 .03%
5 Years 6 .06%§
10 Years 10 .14%§
Global Real Estate Securities Fund
-
Class S
Total
Return
1 Year 19 .83%
5 Years 5 .86%§
10 Years 9 .93%§
Global Real Estate Securities Fund
-
Class Y
Total
Return
1 Year 20 .08%
5 Years 6 .07%§
10 Years 10 .14%§
FTSE EPRA/NAREIT Developed Real Estate Index (Net) **
Total
Return
1 Year 20 .29%
5 Years 5 .97%§
10 Years 9 .03%§
MSCI World Index (Net) ***
Total
Return
1 Year 12 .69%
5 Years 7 .58%§
10 Years 9 .48%§
Global Real Estate Linked Benchmark ****
Total
Return
1 Year 20 .29%
5 Years 5 .97%§
10 Years 10 .53%§

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Global Real Estate Securities Fund 753
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund's money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class R6, Class S and Class Y Shares
gained 19.51%, 18.66%, 19.53%, 19.95%, 20.03%, 19.83% and
20.08%, respectively. This is compared to the Fund’s benchmark, the FTSE EPRA/NARIET Developed Real Estate Index (Net),
which gained 20.29% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Global Real Estate Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 20.71%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year ended October 31, 2019, the global listed property market, as measured by the FTSE EPRA/NARIET
Developed Real Estate Index (Net), delivered a 20.29% return, outperforming broader global equities by a wide margin. Within the global property securities market, all regions posted double-
digit returns. Japan led the index with strong performance within
Japan real estate investment trusts (“J-REITs”) while Japanese developers finished behind. North America followed with the
U.S. ahead of Canada. Europe was the weakest performer,
underperforming the broader index, weighted down by large
declines in the U.K. and Netherlands retail sectors. With respect to property sectors, there was a wide dispersion in performance.
The industrial and the higher yielding sectors (health care and net lease) were among the strongest performers finishing with double-digit returns. The residential and data centers sectors were solid performers, while the short lease duration (lodging) as well as malls property types finished with large declines.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund modestly underperformed its benchmark for the one-
year period ending October 31, 2019. Negative stock selection results within Hong Kong, Canada and the U.S. office sector
detracted from performance. An underweight position to the U.S.
industrial sector had a negative impact. Benefiting performance were positive stock selection within Japanese developers and
Australia as well as the U.S. health care and net lease sectors. An overweight position to the U.S. residential sector was beneficial.
The Fund’s money managers have non-discretionary assignments pursuant to which they provide a model portfolio to RIM
representing their investment recommendations, based upon
which RIM purchases and sells securities for the Fund. With
respect to this portion of the Fund, RIM manages the Fund’s
assets based upon the model portfolios provided by the Fund’s money managers. RIM manages assets not allocated to money
manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and Cohen
& Steers Asia Limited (together, “Cohen & Steers”) provided the best performing strategy, outperforming the Fund’s benchmark for the fiscal year by a wide margin. Cohen & Steers seeks to generate excess returns through a combination of fundamental bottom-up stock selection and top-down regional and property type allocation decisions. The key contributors to outperformance were bottom-up stock selection within the U.K. and Australia.
Also contributing positively was an underweight to the U.S. malls sector and an overweight to the U.S. residential sector. Detracting from performance was negative stock selection within Canada.
RREEF America L.L.C., Deutsche Investments Australia Limited
and Deutsche Alternatives Asset Management (Global) Limited
(together, “Deutsche Asset Management”) also outperformed
the Fund’s benchmark for the fiscal year. Stock selection within the U.S. was a key contributor to outperformance. Results were positive within the malls, health care and lodging sectors.
In addition, stock selection within Continental Europe was
beneficial. Negative stock selection within Canada detracted from performance.

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
754 Global Real Estate Securities Fund
During the period, RIM continued to utilize a strategy to
implement regional and property sector tilting through the
direct purchase of real estate stocks. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to
regional and property type exposures. The strategy outperformed relative to the Fund’s benchmark for the one-year period. Positive performance was driven by an underweight position to Hong Kong as well as overweights to the U.S. health care and residential sectors. Detracting from performance was an underweight to the
U.S. industrial sector.
During the period, the Fund used index futures and swap contracts to equitize the Fund’s cash. The use of these derivatives had a modestly positive impact on absolute performance, as global
equity markets delivered positive returns.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2019, Morgan Stanley Investment Management, Inc.,
Morgan Stanley Investment Management Limited and Morgan
Stanley Investment Management Company (“Morgan Stanley”),
Cohen & Steers and Deutsche Asset Management were
transitioned from discretionary to non-discretionary mandates.
In September 2019, RIM terminated Morgan Stanley and
increased the allocations to Cohen & Steers and Deutsche Asset
Management.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., Deutsche
Investments Australia Limited and Deutsche
Alternatives Asset Management (Global)
Limited operating under the brand name
Deutsche Asset Management Market-Oriented

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Global Real Estate Securities Fund 755
* Assumes initial investment on November 1, 2009.
** FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
*** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
**** The Global Real Estate Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Real Estate Linked Benchmark represents the returns of the FTSE NAREIT Equity REIT
Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The FTSE NAREIT Equity REIT
Index is an unmanaged, market-capitalization-weighted index of all publicly traded U.S. REITs that invest predominantly in the equity ownership of real estate, excluding timber and infrastructure. The index is designed to reflect the performance of all U.S. publicly traded equity REITs as a whole.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
756 Global Real Estate Securities Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,077.40 $ 1,018.40
Expenses Paid During Period* $ 7.07 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.3 5%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,073.70 $ 1,014.62
Expenses Paid During Period* $ 10.98 $ 10.66
* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,077.50 $ 1,018.40
Expenses Paid During Period* $ 7.07 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Global Real Estate Securities Fund 757
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,079.40 $ 1,020.06
Expenses Paid During Period* $ 5.35 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,079.60 $ 1,020.52
Expenses Paid During Period* $ 4.87 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,078.80 $ 1,019.66
Expenses Paid During Period* $ 5.76 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,079.90 $ 1,020.62
Expenses Paid During Period* $ 4.77 $ 4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
758 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.7%
Australia - 3.4%
Charter Hall Group - ADR(ö) 513,926 3,996
Cromwell Property Group(ö) 1,742,882 1,590
Dexus Property Group(Æ)(ö) 85,877 707
Goodman Group(ö) 668,647 6,622
GPT Group (The)(ö) 1,540,595 6,311
Mirvac Group(ö) 4,834,321 10,677
29,903
Austria - 0.2%
CA Immobilien Anlagen AG 49,915 1,926
Belgium - 0.5%
Aedifica (ö) 29,044 3,492
VGP NV 10,820 1,009
4,501
Canada - 2.8%
Allied Properties Real Estate Investment
Trust(ö) 139,900 5,691
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 154,300 5,117
Canadian Apartment Properties(ö) 158,700 6,608
Granite Real Estate Investment Trust(ö) 106,000 5,249
InterRent Real Estate Investment
Trust(ö) 169,914 2,014
24,679
China - 0.2%
China Overseas Land & Investment, Ltd. 642,000 2,014
France - 2.2%
Covivio (ö) 30,176 3,416
Gecina SA(ö) 40,393 6,933
Klepierre SA - GDR(ö) 242,561 9,036
19,385
Germany - 4.2%
ADO Properties SA(Þ) 2,379 97
Alstria Office REIT-AG(ö) 243,562 4,564
Deutsche Wohnen SE 235,284 8,862
Instone Real Estate Group AG(Æ)(Þ) 68,397 1,605
LEG Immobilien AG 45,666 5,245
Vonovia SE 308,465 16,428
36,801
Hong Kong - 5.8%
CK Asset Holdings, Ltd. 172,500 1,200
Hang Lung Properties, Ltd. - ADR 1,480,000 3,252
Link Real Estate Investment Trust(ö) 1,123,000 12,219
New World Development Co., Ltd. 9,140,000 12,981
Shimao Property Holdings, Ltd. 496,000 1,664
Sino Land Co., Ltd. 2,294,000 3,429
Sun Hung Kai Properties, Ltd. 721,500 10,847
Swire Properties, Ltd. 966,800 3,026
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 379,000 2,229
50,847
Ireland - 0.0%
Green REIT PLC(ö) 54,424 116
Japan - 11.7%
Activia Properties, Inc.(ö) 2,531 13,352
Daibiru Corp. 137,200 1,520
Daiwa House REIT Investment Corp.(ö) 131 381
Daiwa Office Investment Corp.(ö) 21 167
Frontier Real Estate Investment Corp.(ö) 626 2,794
Global One Real Estate Investment
Corp.(ö) 2,164 2,935
GLP J-REIT(Æ)(ö) 2,476 3,231
Hulic REIT, Inc.(ö) 1,338 2,554
Invincible Investment Corp.(ö) 3,481 2,201
Japan Rental Housing Investments, Inc.
(ö) 3,599 3,453
Japan Retail Fund Investment Corp.(ö) 1,404 3,278
Mitsubishi Estate Co., Ltd. 556,100 10,775
Mitsui Fudosan Co., Ltd. 658,300 16,830
Mitsui Fudosan Logistics Park, Inc.(Æ)
(ö) 697 2,907
Mori Hills REIT Investment Corp. Class
A(ö) 3,321 5,490
Mori Trust Sogo REIT, Inc.(ö) 1,401 2,549
Nippon Building Fund, Inc.(ö) 593 4,500
Nippon Prologis REIT, Inc.(Æ)(ö) 172 480
NIPPON REIT Investment Corp.(ö) 661 2,869
Nomura Real Estate Master Fund, Inc.(ö) 2,823 5,394
Orix JREIT, Inc.(ö) 218 493
Premier Investment Corp.(ö) 2,086 3,129
Sumitomo Realty & Development Co.,
Ltd. 176,400 6,393
Tokyo Tatemono Co., Ltd. 32,100 457
Tokyu Fudosan Holdings Corp. 544,300 3,606
XYMAX REIT Investment Corp.(ö) 1,095 1,351
103,089
Netherlands - 1.2%
InterXion Holding NV(Æ) 98,211 8,664
Unibail - Rodamco -Westfield(ö) 9,926 1,535
10,199
Norway - 0.4%
Entra ASA(Þ) 250,651 3,750
Singapore - 3.0%
CapitaLand, Ltd. 2,230,800 5,871
CIT Group, Inc. 685,600 5,401
Frasers Centrepoint Trust(ö) 1,424,700 2,875
Keppel DC REIT(ö) 1,516,200 2,227
Mapletree Industrial Trust(ö) 790,400 1,479
Mapletree Logistics Trust(ö) 4,744,100 5,848

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,102,200 2,642
26,343
Spain - 1.0%
Inmobiliaria Colonial Socimi SA(ö) 170,535 2,204
Merlin Properties Socimi SA(ö) 474,182 6,983
9,187
Sweden - 2.0%
Castellum AB 317,747 6,494
Catena AB 59,721 2,185
Fabege AB 278,719 4,160
Fastighets AB Balder Class B(Æ) 82,179 3,187
Hemfosa Fastigheter AB(Æ) 191,294 1,971
17,997
Switzerland - 0.6%
Swiss Prime Site AG Class A(Æ) 50,150 5,169
United Kingdom - 4.8%
Assura PLC(ö) 2,948,637 2,858
Big Yellow Group PLC(ö) 116,013 1,716
British Land Co. PLC (The)(ö) 430,608 3,478
Derwent London PLC(ö) 65,909 3,031
Grainger PLC 686,184 2,284
Great Portland Estates PLC(ö) 267,911 2,733
Intu Properties PLC Class H(Æ)(ö) 486,620 284
Land Securities Group PLC(ö) 170,160 2,080
LondonMetric Property PLC(ö) 837,421 2,515
PRS REIT PLC (The)(ö) 1,178,164 1,358
Safestore Holdings PLC(ö) 128,602 1,167
Segro PLC(ö) 885,239 9,686
Tritax EuroBox PLC(Þ) 899,242 1,083
UNITE Group PLC (The)(ö) 398,234 5,805
Urban & Civic PLC(ö) 503,844 2,154
42,232
United States - 53.7%
Agree Realty Corp.(Ñ)(ö) 97,900 7,712
Alexandria Real Estate Equities, Inc.(ö) 69,802 11,081
American Campus Communities, Inc.(ö) 9,700 485
American Tower Corp.(ö) 25,744 5,614
Americold Realty Trust(Ñ)(ö) 276,829 11,098
Apartment Investment & Management
Co. Class A(ö) 131,765 7,231
Boyd Gaming Corp. 137,579 3,749
Brixmor Property Group, Inc.(ö) 291,965 6,429
Columbia Property Trust, Inc.(ö) 124,700 2,559
CoreSite Realty Corp. Class A(ö) 35,300 4,148
Crown Castle International Corp.(ö) 3,212 446
CubeSmart (ö) 134,363 4,259
CyrusOne , Inc.(ö) 161,069 11,481
DiamondRock Hospitality Co.(ö) 189,330 1,890
Digital Realty Trust, Inc.(ö) 21,350 2,712
Douglas Emmett, Inc.(ö) 160,896 6,970
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Empire State Realty Trust, Inc. Class
A(ö) 208,426 3,016
Equinix , Inc.(Æ)(ö) 11,718 6,642
Equity LifeStyle Properties, Inc. Class
A(ö) 129,196 9,036
Equity Residential(ö) 304,462 26,994
Essential Properties Realty Trust, Inc.(ö) 97,546 2,503
Essex Property Trust, Inc.(ö) 51,253 16,766
Extra Space Storage, Inc.(ö) 162,140 18,203
Healthpeak Properties, Inc.(Æ) 297,315 11,185
Highwoods Properties, Inc.(ö) 9,976 467
Host Hotels & Resorts, Inc.(ö) 268,750 4,405
Invitation Homes, Inc.(ö) 574,433 17,687
JBG Smith Properties(ö) 85,280 3,433
Kilroy Realty Corp.(ö) 171,984 14,435
Kimco Realty Corp.(ö) 791,857 17,072
Liberty Property Trust(ö) 34,635 2,046
Life Storage, Inc.(Æ)(ö) 42,000 4,575
Macerich Co. (The)(Ñ)(ö) 79,800 2,195
Medical Properties Trust, Inc.(ö) 522,604 10,834
Mid-America Apartment Communities,
Inc.(ö) 76,800 10,674
Omega Healthcare Investors, Inc.(Ñ)(ö) 157,275 6,926
Paramount Group, Inc.(ö) 197,103 2,655
Park Hotels & Resorts, Inc.(ö) 210,532 4,895
Pebblebrook Hotel Trust(ö) 140,460 3,611
Physicians Realty Trust(ö) 17,300 323
Prologis, Inc.(ö) 405,289 35,569
Public Storage(ö) 7,467 1,664
Realty Income Corp.(ö) 204,362 16,715
Regency Centers Corp.(ö) 125,827 8,461
Rexford Industrial Realty, Inc.(ö) 152,571 7,337
Ryman Hospitality Properties, Inc.(ö) 59,154 4,979
Sabra Health Care REIT, Inc.(ö) 168,626 4,148
SBA Communications Corp.(ö) 12,469 3,001
Simon Property Group, Inc.(ö) 113,887 17,160
SITE Centers Corp.(ö) 128,100 1,989
STORE Capital Corp.(ö) 244,527 9,903
Sun Communities, Inc.(ö) 50,700 8,246
Taubman Centers, Inc.(ö) 39,000 1,395
UDR, Inc.(ö) 330,511 16,608
VEREIT, Inc.(ö) 1,480,226 14,565
VICI Properties, Inc.(Ñ)(ö) 219,000 5,157
Welltower , Inc.(ö) 302,253 27,412
472,751
Total Common Stocks
(cost $668,665) 860,889
Short-Term Investments - 2.1%
United States - 2.1%
U.S. Cash Management Fund(@) 18,712,500 (∞) 18,720
Total Short-Term Investments
(cost $18,719) 18,720
Other Securities - 3.6%

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
760 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
U.S. Cash Collateral Fund(×)(@) 31,496,594 (∞) 31,497
Total Other Securities
(cost $31,497) 31,497
Total Investments 103.4%
(identified cost $718,881) 911,106
Other Assets and Liabilities, Net
- (3.4%)
(30,029)
Net Assets - 100.0%
881,077

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 761
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.7%
ADO Properties SA 01/29/16 EUR 2,379 27.11 64
97
Entra ASA 10/19/15 NOK 250,651 11.14 2,793
3,750
Instone Real Estate Group AG 03/28/19 EUR 68,397 23.04 1,576
1,605
Tritax EuroBox PLC 07/04/18 GBP 899,242 1.37 1,230
1,083
6,535
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 311 USD 11,507 12/19
(81)
FTSE/EPRA Europe Index Futures 146 EUR 3,438 12/19
64
Hang Seng Index Futures 8 HKD 10,794 11/19
4
MSCI Singapore Index Futures 23 SGD 852 11/19
4
S&P/TSX 60 Index Futures 4 CAD 788 12/19
3
SPI 200 Index Futures 6 AUD 996 12/19
(1)
TOPIX Index Futures 17 JPY 283,645 12/19
128
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
121
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 224 AUD 330 12/18/19 4
Bank of America USD 293 JPY 31,540 12/18/19 (1)
Bank of America USD 51 SGD 70 12/18/19 1
Bank of America AUD 160 USD 108 12/18/19 (2)
Bank of America AUD 330 USD 226 12/18/19 (2)
Bank of America CAD 190 USD 144 12/18/19 —
Bank of America EUR 290 USD 322 12/18/19 (2)
Bank of America EUR 680 USD 756 12/18/19 (5)
Bank of America GBP 2 USD 2 11/01/19 —
Bank of America HKD 2,650 USD 338 12/18/19 (1)
Bank of America HKD 2,660 USD 339 12/18/19 1
Bank of America JPY 15,160 USD 143 12/18/19 2
Bank of America JPY 82,020 USD 757 12/18/19 (4)
Bank of America SGD 110 USD 80 12/18/19 (1)
Bank of America SGD 150 USD 108 12/18/19 (2)
Bank of Montreal USD 372 AUD 540 12/18/19 1
Bank of Montreal USD 687 AUD 1,000 12/18/19 3
Bank of Montreal USD 1,026 AUD 1,490 12/18/19 2
Bank of Montreal USD 242 CAD 318 12/18/19 —
Bank of Montreal USD 596 CAD 780 12/18/19 (3)
Bank of Montreal USD 750 CAD 990 12/18/19 2
Bank of Montreal USD 1,407 EUR 1,263 12/18/19 6

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
762 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,502 EUR 2,240 12/18/19 3
Bank of Montreal USD 3,267 EUR 2,930 12/18/19 10
Bank of Montreal USD 839 HKD 6,577 12/18/19 —
Bank of Montreal USD 1,195 HKD 9,370 12/18/19 —
Bank of Montreal USD 1,162 JPY 123,670 12/18/19 (14)
Bank of Montreal USD 2,500 JPY 268,540 12/18/19 (6)
Bank of Montreal USD 258 SGD 356 12/18/19 3
Bank of Montreal USD 448 SGD 610 12/18/19 1
Bank of Montreal AUD 500 USD 341 12/18/19 (4)
Bank of Montreal EUR 730 USD 811 12/18/19 (5)
Bank of Montreal HKD 4,020 USD 513 12/18/19 —
Bank of Montreal SGD 210 USD 154 12/18/19 —
Bank of New York USD 372 AUD 540 12/18/19 1
Bank of New York USD 242 CAD 318 12/18/19 (1)
Bank of New York USD 1,405 EUR 1,263 12/18/19 8
Bank of New York USD 839 HKD 6,577 12/18/19 —
Bank of New York USD 1,162 JPY 123,670 12/18/19 (13)
Bank of New York USD 258 SGD 356 12/18/19 3
Bank of New York EUR 250 USD 278 12/18/19 (1)
Bank of New York HKD 1,330 USD 170 12/18/19 —
Bank of New York SGD 120 USD 88 12/18/19 —
Brown Brothers Harriman AUD 330 USD 223 12/18/19 (5)
Brown Brothers Harriman AUD 340 USD 231 12/18/19 (4)
Brown Brothers Harriman AUD 340 USD 232 12/18/19 (3)
Brown Brothers Harriman CAD 190 USD 143 12/18/19 (1)
Brown Brothers Harriman CAD 210 USD 158 12/18/19 (1)
Brown Brothers Harriman EUR 280 USD 313 12/18/19 (1)
Brown Brothers Harriman EUR 340 USD 378 12/18/19 (3)
Brown Brothers Harriman EUR 900 USD 992 12/18/19 (14)
Brown Brothers Harriman HKD 1,300 USD 166 12/18/19 —
Brown Brothers Harriman HKD 1,330 USD 170 12/18/19 —
Brown Brothers Harriman HKD 2,670 USD 341 12/18/19 —
Brown Brothers Harriman JPY 16,310 USD 151 12/18/19 (1)
Brown Brothers Harriman JPY 47,920 USD 446 12/18/19 1
Brown Brothers Harriman JPY 78,690 USD 737 12/18/19 6
Brown Brothers Harriman SGD 70 USD 51 12/18/19 (1)
Brown Brothers Harriman SGD 110 USD 80 12/18/19 (1)
Brown Brothers Harriman SGD 250 USD 181 12/18/19 (3)
Royal Bank of Canada USD 372 AUD 540 12/18/19 —
Royal Bank of Canada USD 242 CAD 318 12/18/19 (1)
Royal Bank of Canada USD 293 CAD 390 12/18/19 4
Royal Bank of Canada USD 1,406 EUR 1,263 12/18/19 7
Royal Bank of Canada USD 839 HKD 6,577 12/18/19 —
Royal Bank of Canada USD 1,557 HKD 12,180 12/18/19 (3)
Royal Bank of Canada USD 1,163 JPY 123,670 12/18/19 (14)
Royal Bank of Canada USD 258 SGD 356 12/18/19 3
Royal Bank of Canada USD 429 SGD 590 12/18/19 4
Royal Bank of Canada AUD 160 USD 110 12/18/19 —
Royal Bank of Canada AUD 170 USD 117 12/18/19 —
Royal Bank of Canada AUD 340 USD 235 12/18/19 —
Royal Bank of Canada CAD 190 USD 143 12/18/19 (1)
Royal Bank of Canada CAD 200 USD 152 12/18/19 —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 763
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 200 USD 153 12/18/19 1
Royal Bank of Canada EUR 210 USD 234 12/18/19 (1)
Royal Bank of Canada EUR 230 USD 257 12/18/19 —
Royal Bank of Canada EUR 540 USD 604 12/18/19 —
Royal Bank of Canada GBP 8 USD 11 11/04/19 —
Royal Bank of Canada HKD 1,330 USD 170 12/18/19 —
Royal Bank of Canada HKD 1,340 USD 171 12/18/19 —
Royal Bank of Canada HKD 1,340 USD 171 12/18/19 —
Royal Bank of Canada JPY 16,230 USD 150 12/18/19 (1)
Royal Bank of Canada JPY 17,000 USD 159 12/18/19 1
Royal Bank of Canada SGD 100 USD 73 12/18/19 —
Royal Bank of Canada SGD 140 USD 103 12/18/19 —
State Street USD 295 CAD 390 12/18/19 1
State Street USD 704 EUR 640 12/18/19 12
State Street USD 1,045 JPY 111,970 12/18/19 (5)
State Street USD 260 SGD 360 12/18/19 5
State Street AUD 160 USD 108 12/18/19 (2)
State Street AUD 170 USD 117 12/18/19 —
State Street AUD 810 USD 547 12/18/19 (12)
State Street CAD 190 USD 145 12/18/19 —
State Street CAD 200 USD 150 12/18/19 (2)
State Street CAD 380 USD 285 12/18/19 (3)
State Street CAD 390 USD 298 12/18/19 2
State Street CAD 400 USD 303 12/18/19 (1)
State Street EUR 240 USD 267 12/18/19 (1)
State Street EUR 360 USD 403 12/18/19 —
State Street EUR 450 USD 494 12/18/19 (9)
State Street EUR 1,270 USD 1,400 12/18/19 (21)
State Street HKD 1,300 USD 166 12/18/19 —
State Street HKD 1,330 USD 170 12/18/19 —
State Street HKD 1,340 USD 171 12/18/19 1
State Street HKD 2,570 USD 328 12/18/19 (1)
State Street JPY 10,801 USD 99 11/01/19 (1)
State Street JPY 16,920 USD 159 12/18/19 2
State Street JPY 48,420 USD 451 12/18/19 2
State Street JPY 140,930 USD 1,324 12/18/19 16
State Street SGD 70 USD 51 12/18/19 (1)
State Street SGD 110 USD 81 12/18/19 —
State Street SGD 350 USD 254 12/18/19 (4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(70)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
764 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 29,903 $ —
$ —
$ 29,903 3 .4
Austria — 1,926 —
—
1,926 0 .2
Belgium — 4,501 —
—
4,501 0 .5
Canada 24,679 — —
—
24,679 2 .8
China — 2,014 —
—
2,014 0 .2
France — 19,385 —
—
19,385 2 .2
Germany — 36,801 —
—
36,801 4 .2
Hong Kong — 50,847 —
—
50,847 5 .8
Ireland — 116 —
—
116 — *
Japan — 103,089 —
—
103,089 11 .7
Netherlands 8,664 1,535 —
—
10,199 1 .2
Norway — 3,750 —
—
3,750 0 .4
Singapore — 26,343 —
—
26,343 3 .0
Spain — 9,187 —
—
9,187 1 .0
Sweden — 17,997 —
—
17,997 2 .0
Switzerland — 5,169 —
—
5,169 0 .6
United Kingdom — 42,232 —
—
42,232 4 .8
United States 472,751 — —
—
472,751 53 .7
Short-Term Investments — — — 18,720 18,720 2 .1
Other Securities — — — 31,497 31,497 3 .6
Total Investments 506,094 354,795 — 50,217 911,106 103 .4
Other Assets and Liabilities, Net (3 .4)
100 .0
Other Financial Instruments
Assets
Futures Contracts 203 — — — 203 —*
Foreign Currency Exchange Contracts — 119 — — 119 —*
A
Liabilities
Futures Contracts (82) — — — (82) (—)*
Foreign Currency Exchange Contracts (1) (188) — — (189) (—)*
Total Other Financial Instruments
**
$ 120 $ (69) $ — $ — $ 51
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 765
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
766 Global Real Estate Securities Fund
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
293,845
Healthcare ..............................................................................
66,329
Industrial ................................................................................
78,555
Lodging/Resorts ......................................................................
21,980
Office ......................................................................................
93,399
Residential ..............................................................................
170,859
Retail ......................................................................................
104,337
Self Storage .............................................................................
31,585
Short-Term Investments ..........................................................
18,720
Other Securities ......................................................................
31,497
Total Investments .................................................................... 911,106

Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 767
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 119
Variation margin on futures contracts* 203 —
Total
$ 203 $ 119
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 82 $ —
Unrealized depreciation on foreign currency exchange contracts — 189
Total
$ 82 $ 189
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,307 $ —
Foreign currency exchange contracts — (295)
Total
$ 1,307 $ (295)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 720 $ —
Foreign currency exchange contracts — 96
Total
$ 720 $ 96
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
768 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 30,679 $ — $ 30,679
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 119 — 119
Total Financial and Derivative Assets
30,798 — 30,798
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 30,798 $ — $ 30,798
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 20,614 $ 7 $ 20,607 $ —
Bank of Montreal
32 32 — —
Bank of New York
12 12 — —
Barclays
215 — 215 —
Brown Brothers Harriman
7 7 — —
Citigroup
4,582 — 4,582 —
HSBC
3,092 — 3,092 —
Morgan Stanley
2,183 — 2,183 —
Royal Bank of Canada
21 21 — —
State Street
40 40 — —
Total
$ 30,798 $ 119 $ 30,679 $ —

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 769
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 189 $ — $ 189
Total Financial and Derivative Liabilities
189 — 189
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 18 9 $ — $ 18 9
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 19 $ 7 $ — $ 12
Bank of Montreal 33 32 — 1
Bank of New York 15 12 — 3
Brown Brothers Harriman 38 7 — 31
Royal Bank of Canada 23 21 — 2
State Street 61 40 — 21
Total
$ 189 $ 119 $ — $ 70
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
770 Global Real Estate Securities Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 718,881
Investments, at fair value(*)(>) ......................................................................................................................................................
911,106
Cash ............................................................................................................................................................................................... 116
Foreign currency holdings(^) ......................................................................................................................................................... 727
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 119
Receivables:
Dividends and interest ....................................................................................................................................................... 1,172
Dividends from affiliated funds .......................................................................................................................................... 38
Investments sold ................................................................................................................................................................ 113
Fund shares sold ................................................................................................................................................................ 564
Foreign capital gains taxes recoverable ............................................................................................................................. 231
From broker(a) ................................................................................................................................................................... 938
Variation margin on futures contracts ................................................................................................................................. 122
Total assets .................................................................................................................................................
915,246
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1,519
Accrued fees to affiliates .................................................................................................................................................... 759
Other accrued expenses ..................................................................................................................................................... 205
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 189
Payable upon return of securities loaned ....................................................................................................................................... 31,497
Total liabilities .............................................................................................................................................
34,169
Net Assets ............................................................................................................................................................
$ 881,077

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 771
Statement of Assets and Liabilities , continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 188,697
Shares of beneficial interest ...........................................................................................................................................................
240
Additional paid-in capital ..............................................................................................................................................................
692,140
Net Assets ............................................................................................................................................................
$ 881,077
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 35.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 38.02
Class A — Net assets ............................................................................................................................................................. $ 18,684,344
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 521,406
Net asset value per share: Class C(#) ............................................................................................................................................. $ 34.40
Class C — Net assets ............................................................................................................................................................. $ 17,583,488
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 511,075
Net asset value per share: Class E(#) ............................................................................................................................................. $ 35.95
Class E — Net assets ............................................................................................................................................................. $ 1,587,875
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 44,169
Net asset value per share: Class M(#) ............................................................................................................................................ $ 36.81
Class M — Net assets ............................................................................................................................................................ $ 62,478,310
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,697,121
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 36.86
Class R6 — Net assets ........................................................................................................................................................... $ 2,659,186
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 72,148
Net asset value per share: Class S(#) .............................................................................................................................................. $ 36.86
Class S — Net assets ............................................................................................................................................................. $ 712,519,201
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 19,331,397
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 36.84
Class Y — Net assets ............................................................................................................................................................. $ 65,564,396
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,779,470
Amounts in thousands
(^)     Foreign currency holdings - cost $ 727
(*)     Securities on loan included in investments $ 30,679
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 50,217
(a)     Receivable from Broker for Futures $ 938
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
772 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 26,895
Dividends from affiliated funds ......................................................................................................................................... 598
Securities lending income (net) ......................................................................................................................................... 162
Less foreign taxes withheld ............................................................................................................................................... (1,253)
Total investment income ...............................................................................................................................................................
26,402
Expenses
Advisory fees .................................................................................................................................................................... 7,777
Administrative fees ........................................................................................................................................................... 470
Custodian fees ................................................................................................................................................................... 336
Distribution fees - Class A ................................................................................................................................................ 47
Distribution fees - Class C ................................................................................................................................................ 140
Transfer agent fees - Class A ............................................................................................................................................ 36
Transfer agent fees - Class C ............................................................................................................................................. 36
Transfer agent fees - Class E ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 100
Transfer agent fees - Class R6 .......................................................................................................................................... 3
Transfer agent fees - Class S ............................................................................................................................................. 1,565
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 132
Registration fees ............................................................................................................................................................... 142
Shareholder servicing fees - Class C ................................................................................................................................. 47
Shareholder servicing fees - Class E ................................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ...................................................................................................................................................................... 190
Miscellaneous ................................................................................................................................................................... 35
Expenses before reductions .............................................................................................................................................. 11,110
Expense reductions ........................................................................................................................................................... (368)
Net expenses .................................................................................................................................................................................
10,742
Net investment income (loss) ........................................................................................................................................................
15,660
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 56,149
Investments in affiliated funds .......................................................................................................................................... 14
Futures contracts .............................................................................................................................................................. 1,307
Foreign currency exchange contracts ................................................................................................................................ (295)
Foreign currency-related transactions ............................................................................................................................... ( 7 8)
Net realized gain (loss) ..................................................................................................................................................................
57,09 7
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 102,925
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 720
Foreign currency exchange contracts ................................................................................................................................ 96
Foreign currency-related transactions ............................................................................................................................... 2 4
Net change in unrealized appreciation (depreciation) ................................................................................................................... 103,7 66
Net realized and unrealized gain (loss) ......................................................................................................................................... 160,863
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 176,523

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 773
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,660 $ 28,035
Net realized gain (loss) ...................................................................................................................... 57,09 7 24,693
Net change in unrealized appreciation (depreciation) ....................................................................... 103,7 66 (44,999)
Net increase (decrease) in net assets from operations ............................................................................. 176,523 7,729
Distributions
To shareholders
Class A .......................................................................................................................................... (573) (2,053)
Class C .......................................................................................................................................... (474) (2,101)
Class E .......................................................................................................................................... (81) (318)
Class M ......................................................................................................................................... (1,547) (2,097)
Class R6 ........................................................................................................................................ (183) (478)
Class S ........................................................................................................................................... (26,632) (78,833)
Class Y .......................................................................................................................................... (2,361) (7,429)
Net decrease in net assets from distributions .......................................................................................... (31,851) (93,309)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (343,908) 167,499
Total Net Increase (Decrease) in Net Assets ..........................................................................
(199,236) 81,919
Net Assets
Beginning of period .................................................................................................................................
1,080,313 998,394
End of period ..........................................................................................................................................
$ 881,077 $ 1,080,313

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
774 Global Real Estate Securities Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 31 $ 1,043 72 $ 2,343
Proceeds from reinvestment of distributions 18 570 63 2,042
Payments for shares redeemed (142) (4,713) (212) (6,914)
Net increase (decrease)
(93) (3,100) (77) (2,529)
Class C
Proceeds from shares sold 11 355 18 574
Proceeds from reinvestment of distributions 16 472 67 2,086
Payments for shares redeemed (193) (6,086) (181) (5,677)
Net increase (decrease)
(166) (5,259) (96) (3,017)
Class E
Proceeds from shares sold 4 139 6 210
Proceeds from reinvestment of distributions 2 80 10 317
Payments for shares redeemed (50) (1,713) (42) (1,392)
Net increase (decrease)
(44) (1,494) (26) (865)
Class M
Proceeds from shares sold 1,658 57,383 729 24,437
Proceeds from reinvestment of distributions 46 1,547 63 2,097
Payments for shares redeemed (1,100) (38,223) (173) (5,749)
Net increase (decrease)
604 20,707 619 20,785
Class R6
Proceeds from shares sold 53 1,759 64 2,134
Proceeds from reinvestment of distributions 5 183 14 478
Payments for shares redeemed (173) (6,050) (28) (934)
Net increase (decrease)
(115) (4,108) 50 1,678
Class S
Proceeds from shares sold 4,275 144,350 9,444 315,439
Proceeds from reinvestment of distributions 809 26,489 2,364 78,436
Payments for shares redeemed (14,812) (502,923) (7,268) (243,311)
Net increase (decrease)
(9,728) (332,084) 4,540 150,564
Class Y
Proceeds from shares sold 66 2,274 425 14,345
Proceeds from reinvestment of distributions 72 2,361 224 7,428
Payments for shares redeemed (684) (23,205) (626) (20,890)
Net increase (decrease)
(546) (18,570) 23 883
Total increase (decrease)
(10,088) $ (343,908) 5,033 $ 167,499

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
776 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29)
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81)
October 31, 2017 34.94 .37 1.55 1.92 (1.12) (2.09)
October 31, 2016 37.65 .73 (.62) .11 (.80) (2.02)
October 31, 2015 39.99 .51 .37 .88 (.98) (2.24)
Class C
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29)
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81)
October 31, 2017 33.82 .11 1.49 1.60 (.87) (2.09)
October 31, 2016 36.60 .44 (.59) (.15) (.61) (2.02)
October 31, 2015 38.96 .22 .36 .58 (.70) (2.24)
Class E
October 31, 2019 31.03 .46 5.47 5.93 (.72) (.29)
October 31, 2018 33.73 .77 (.41) .36 (1.25) (1.81)
October 31, 2017 35.00 .42 1.50 1.92 (1.10) (2.09)
October 31, 2016 37.70 .73 (.61) .12 (.80) (2.02)
October 31, 2015 40.02 .50 .39 .89 (.97) (2.24)
Class M
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29)
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81)
October 31, 2017(8) 33.36 .22 1.37 1.59 (.49) —
Class R6
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29)
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81)
October 31, 2017 35.74 .51 1.60 2.11 (1.27) (2.09)
October 31, 2016(4) 33.90 .55 2.21 2.76 (.92) —
Class S
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29)
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81)
October 31, 2017 35.74 .46 1.58 2.04 (1.20) (2.09)
October 31, 2016 38.42 .84 (.63) .21 (.87) (2.02)
October 31, 2015 40.73 .61 .39 1.00 (1.07) (2.24)
Class Y
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29)
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81)
October 31, 2017 35.73 .54 1.57 2.11 (1.27) (2.09)
October 31, 2016 38.39 .90 (.61) .29 (.93) (2.02)
October 31, 2015 40.71 .69 .38 1.07 (1.15) (2.24)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 777
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(3.21) 33.65 6.10 23,285 1.39 1.39 1.10 92
(2.82) 34.94 .42 25,718 1.38 1.38 2.03 79
(3.22) 37.65 2.22 29,511 1.37 1.37 1.33 61
(.77) 34.40 18.6 2 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.96) 32.46 5.28 25,114 2.14 2.14 .35 92
(2.63) 33.82 (.31) 31,202 2.13 2.13 1.28 79
(2.94) 36.60 1.46 37,474 2.12 2.12 .58 61
(1.01) 35.95 19.53 1,588 1.38 1.35 1.40 74
(3.06) 31.03 .86 2,726 1.38 1.37 2.36 81
(3.19) 33.73 6.07 3,852 1.39 1.39 1.27 92
(2.82) 35.00 .44 18,764 1.38 1.38 2.03 79
(3.21) 37.70 2.25 26,394 1.37 1.37 1.30 61
(1.13) 36.81 19.9 2 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.49) 34.46 4.81 16,339 1.14 1.04 1.01 92
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(3.36) 34.49 6.52 4,707 .99 .97 1.50 92
(.92) 35.74 8.07 298 .98 .96 2.20 79
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(3.29) 34.49 6.33 845,726 1.14 1.14 1.34 92
(2.89) 35.74 .68 1,030,471 1.13 1.13 2.28 79
(3.31) 38.42 2.51 1,325,152 1.12 1.12 1.57 61
(1.16) 36.84 20.0 5 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81
(3.36) 34.48 6.55 79,371 .94 .94 1.57 92
(2.95) 35.73 .88 116,662 .93 .93 2.47 79
(3.39) 38.39 2.69 151,323 .92 .92 1.78 61

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
778 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 568,713
Administration fees 36,215
Distribution fees 15,121
Shareholder servicing fees 4,100
Transfer agent fees 133,294
Trustee fees 1,958
$ 759,401
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 9,714 $ 160,488 $ 138,705 $ — $ — $ 31,497 $ 484 $ —
U.S. Cash Management Fund 15,325 565,229 561,849 14 1 18,720 598 —
$ 25,039 $ 725,717 $ 700,554 $ 14 $ 1 $ 50,217 $ 1,082 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 769 , 386 , 817 $ 14 6 ,5 41 , 125 $ (4, 614 ,4 40 ) $ 14 1 , 926 , 685 $ 3 3 , 628 , 243 $ 13,145,218
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 22,598,269 $ 9,251,727 $ — $ 41,958,996 $ 51,349,866 $ —
Total distributable earnings (losses)
$ (14,950)
Additional paid-in capital
14,950

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
780 Multi-Strategy Income Fund
Multi-Strategy Income Fund
-
Class A
‡
Total
Return
1 Year (0 .03)%
Inception* 2 .01%§
Multi-Strategy Income Fund
-
Class C
Total
Return
1 Year 5 .39%
Inception* 2 .60%§
Multi-Strategy Income Fund
-
Class E
Total
Return
1 Year 6 .24%
Inception* 3 .42%§
Multi-Strategy Income Fund
-
Class M
‡‡
Total
Return
1 Year 6 .58%
Inception* 3 .70%§
Multi-Strategy Income Fund
-
Class S
Total
Return
1 Year 6 .43%
Inception* 3 .64%§
Multi-Strategy Income Fund
-
Class Y
Total
Return
1 Year 6 .63%
Inception* 3 .86%§
ICE BofAML Global High Yield 2% Constrained Index
(USD Hedged) **
Total
Return
1 Year 9 .52%
Inception* 5 .88%§

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Multi-Strategy Income Fund 781
The Multi-Strategy Income Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s advisor. RIM may change the allocation of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2019, the Fund had eleven money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class E, Class M, Class S and Class Y Shares gained
6.07%, 5.39%, 6.24%, 6.58%, 6.43% and 6.63%, respectively.
This is compared to the Fund’s benchmark, the ICE BofAML Global
High Yield 2% Constrained Index (USD Hedged), which gained
9.52% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind. As of October 31, 2019, the
12-month trailing distribution yield of the Fund’s Class A, Class
C, Class E, Class M, Class S and Class Y Shares was 2.28%,
1.54%, 2.19%, 2.56%, 2.53% and 2.71%, respectively.
The 30-day SEC yield for each period during the fiscal year was:
For the fiscal year ended October 31, 2019, the Morningstar
®
Allocation 30% to 50% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 9.53%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in a range of income-producing investments. Within the Fund’s fixed income portfolio, exposure to government debt was beneficial as it was among the best-performing segments of the fixed income market over the one-year period. Falling interest rates, central bank easing and slowing economic growth concerns resulted in significant price appreciation within U.S. Treasuries and investment-
grade credit. Further, the Fund’s exposure to securitized assets, including mortgage-backed securities, was beneficial, as a
strong U.S. consumer and the low-rate environment created
opportunities within prepayment risk assets. Generally, as global yields continued to fall, income opportunities around the globe continued to shrink.
The U.S. equity market, as broadly measured by the Russell
3000
®
TR Index, gained 13.49% over the period. From a
style perspective, growth outperformed value. From a sector
perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively
Class A Class C
11/30/2018 5.03% 4.58%
12/31/2018 5.24% 4.80%
01/31/2019 4.94% 4.50%
02/28/2019 4.73% 4.27%
03/31/2019 4.73% 4.27%
04/30/2019 4.78% 4.33%
05/31/2019 4.78% 4.32%
06/30/2019 4.69% 4.23%
07/31/2019 4.57% 4.09%
08/31/2019 4.31% 3.82%
09/30/2019 4.06% 3.56%
10/31/2019 3.91% 3.40%
Class E Class M
11/30/2018 5.34% 5.69%
12/31/2018 5.57% 5.93%
01/31/2019 5.24% 5.59%
02/28/2019 5.02% 5.36%
03/31/2019 5.03% 5.39%
04/30/2019 5.11% 5.38%
05/31/2019 5.06% 5.46%
06/30/2019 4.98% 5.33%
07/31/2019 4.87% 5.20%
08/31/2019 4.58% 4.91%
09/30/2019 4.32% 4.66%
10/31/2019 4.15% 4.50%
Class S Class Y
11/30/2018 5.59% 5.79%
12/31/2018 5.82% 6.03%
01/31/2019 5.49% 5.69%
02/28/2019 5.26% 5.46%
03/31/2019 5.28% 5.47%
04/30/2019 5.33% 5.46%
05/31/2019 5.33% 5.53%
06/30/2019 5.22% 5.42%
07/31/2019 5.10% 5.30%
08/31/2019 4.82% 5.02%
09/30/2019 4.56% 4.75%
10/31/2019 4.40% 4.59%

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
782 Multi-Strategy Income Fund
except energy. The Fund’s strategic exposure to non-U.S.
equities hindered performance over the period as international developed markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
In order to seek to achieve the Fund’s objective during the period,
RIM’s strategic asset allocation included global equity, high yield debt, bank loans, preferred securities, global real estate investment trusts, global infrastructure, investment grade credit and emerging market debt.
RIM adapted the Fund’s asset allocation over the period as market opportunities and risks evolved. RIM continued to operate the
Fund as a risk manager rather than risk taker during the period.
The Fund maintained a low allocation towards U.S. equities,
while keeping high allocations in Europe ex-UK and emerging
market equities. In the fourth quarter of 2018, RIM continued
its preference for equity and cash over credit, reducing loans exposure and adding equity exposure throughout the December
sell-off, raising equity allocations by over 6%. In the first quarter
2019, RIM shifted the Fund’s risk exposure following the large market rally in the first two months of the year, trimming growth manager Invesco Advisers, Inc. and allocating to global value equity managers as well as tactically adding protection against adverse market events using options within emerging market
holdings. In the second quarter of 2019, high yield exposure was trimmed given valuations and the increase of risks in the market.
During the third quarter of 2019, RIM’s equity allocation shifts within its positioning strategy included a reduction to utilities and addition to healthcare given relative valuations. Within fixed income, exposure to investment grade debt was trimmed
given its strong recent performance and risk-hedges were added through the addition of Putnam Investment Management, LLC’s
(“Putnam’) long volatility strategy, which was added to serve as a hedge against interest rate volatility. By using options, Putnam’s volatility strategy seeks to exploit opportunities where interest rate volatility is underpriced relative to the market, allowing for the strategy to benefit when spikes in interest rate volatility ensue. RIM’s tactical modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by a high allocation to non-U.S. equity and a low allocation to U.S. equity, while U.S. equity led global market performance.
The Fund’s continued orientation as a risk manager instead of risk taker served as a headwind during much of 2019.
The Fund generated consistent levels of income during the
period despite the challenging environment of low and negative government bond yields. Income was buoyed in the Fund by RIM’s asset allocations, specifically higher than average allocations to bonds and a longer duration positioning and lower equity
allocations. The Fund also benefited from higher income levels produced by non-U.S. equity securities as their yield was nearly double that of U.S. equities during the period. Lastly, overweights to securitized credit proved beneficial to income production as the asset class can provide higher yields than traditional core fixed income.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Putnam was a strong contributor to Fund performance. The manager benefited from large positions in commercial mortgage back securities and exposure to prepayment risk.
By contrast, DDJ Capital Management, LLC (“DDJ”) was the
biggest detractor relative to their market segment. The manager struggled to navigate the high yield space, with a high CCC
credit allocation and security selection within the area being a primary driver of negative results, as spreads of the lowest rated bonds widened relative to the broader high yield market.
Underperformance was dispersed across sectors, with the biggest laggards being positions in the healthcare, telecommunications and consumer goods sectors.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. The strategy outperformed relative to the Fund’s benchmark for the one-year period. Strong performance was due to significant exposure to U.S. equities and low volatility securities, as U.S. equities outpaced both developed international and emerging markets. Furthermore, an overweight allocation to utilities stocks proved fruitful, as the defensive high dividend-yielding sector was one of the top performing sectors over the year. From a factor perspective, the strategy featured a substantial underweight to large cap growth stocks in favor of value names throughout the market capitalization spectrum and this served as a headwind.

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Multi-Strategy Income Fund 783
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2019, Cohen & Steers Capital Management, Inc., Cohen &
Steers UK Limited and Cohen & Steers Asia Limited global listed real estate securities and global listed infrastructure strategies were transitioned from discretionary to non-discretionary
mandates.
In September 2019, RIM terminated T. Rowe Price Associates,
Inc. (“T. Rowe”) and added a new mandate for Putnam. T. Rowe was terminated due to its relatively lower excess return potential relative to the Fund’s other managers.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2019 Styles
Boston Partners Global Investors, Inc.
Global Equities
Cohen & Steers Capital Management, Inc.
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real
Estate Securities,
Global Listed
Infrastructure,
Preferred Securities
DDJ Capital Management, LLC Global High Yield
Debt
GLG, LLC Emerging Markets
Debt
Money Managers as of October 31,
2019 Styles
Invesco Advisers, Inc. Global Equities
Janus Capital Management LLC and Perkins
Investment Management, LLC
Global Equities
Kopernik Global Investors, LLC
Global Equities
Oaktree Capital Management, LLC
Convertibles
Putnam Investment Management, LLC Mortgages
Sompo Japan Nipponkoa Asset Management,
Co., Ltd.
Japan Equities
THL Credit Advisors, LLC Bank Loans
* Assumes initial investment on May 1, 2015.
** The ICE BofAML Global High Yield 2% Constrained Index (USD Hedged) contains all securities in the ICE BofAML Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
784 Multi-Strategy Income Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,016.50 $ 1,020.06
Expenses Paid During Period* $ 5.18 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,013.50 $ 1,016.28
Expenses Paid During Period* $ 8.98 $ 9.00
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.10 $ 1,020.06
Expenses Paid During Period* $ 5.19 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Multi-Strategy Income Fund 785
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,019.20 $ 1,021.83
Expenses Paid During Period* $ 3.41 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.70 $ 1,021.32
Expenses Paid During Period* $ 3.92 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,019.60 $ 1,022.33
Expenses Paid During Period* $ 2.90 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
786 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 33.0%
Corporate Bonds and Notes - 7.5%
American International Group, Inc.
8.175% due 05/15/58 (Ê)
415
556
Series A-9
5.750% due 04/01/48 (Ê)
273
295
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22
1,105
1,102
Arbor Realty Trust, Inc.
5.250% due 07/01/21
969
1,048
Ares Capital Corp.
4.625% due 03/01/24
334
354
Assurant, Inc.
7.000% due 03/27/48 (Ê)
405
448
Bank of America Corp.
Series AA
6.100% due 12/31/49 (Ê)(ƒ)
430
476
Series FF
5.875% due 12/31/99 (Ê)(ƒ)
379
417
Series X
6.250% due 09/29/49 (Ê)(ƒ)
570
630
Series Z
6.500% due 12/31/49 (Ê)(ƒ)
173
196
BB&T Corp.
4.800% due 12/31/99 (Ê)(ƒ)
500
510
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47
415
372
CalAmp Corp.
2.000% due 08/01/25
495
407
Cardtronics , Inc.
1.000% due 12/01/20
1,691
1,679
Century Aluminum Co.
7.500% due 06/01/21 (Ñ)(Þ)
2,290
2,209
Citigroup, Inc.
5.900% due 12/29/49 (Ê)(ƒ)
280
296
Series P
5.950% due 12/31/49 (Ê)(ƒ)
240
257
Series T
6.250% due 12/29/49 (Ê)(ƒ)
560
631
Series U
5.000% due 12/31/99 (Ê)(ƒ)
145
150
CoBank ACB
Series I
6.250% due 12/29/49 (Ê)(ƒ)
330
354
Colony Capital, Inc.
3.875% due 01/15/21
1,969
1,935
Dermira , Inc.
3.000% due 05/15/22
485
403
DISH Network Corp.
2.375% due 03/15/24
2,153
1,930
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ)
300
401
Duke Energy Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (Ê)(ƒ)
455
480
Dycom Industries, Inc.
0.750% due 09/15/21
1,695
1,601
Encore Capital Group, Inc.
2.875% due 03/15/21
1,385
1,347
Exantas Capital Corp.
4.500% due 08/15/22
1,242
1,305
FireEye, Inc.
Series A
1.000% due 06/01/35
338
334
Series B
1.625% due 06/01/35
973
931
First Union Capital II
Series A
7.950% due 11/15/29
114
156
Flexion Therapeutics, Inc.
3.375% due 05/01/24
440
423
General Electric Co.
5.875% due 01/14/38
57
68
Series D
5.000% due 12/29/49 (Ê)(ƒ)
1,021
985
Goldman Sachs BDC, Inc.
4.500% due 04/01/22
936
954
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (Ê)(ƒ)(Ñ)
250
267
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ)
743
757
Green Plains, Inc.
4.125% due 09/01/22
417
352
Greenbrier Cos., Inc.
2.875% due 02/01/24
1,353
1,299
GTT Communications, Inc.
7.875% due 12/31/24 (Þ)
313
182
Guidehouse LLP
6.286% due 05/01/25 (Ê)
357
352
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
4.125% due 09/01/22
161
185
HCI Group, Inc.
4.250% due 03/01/37
270
269
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22
540
554
Hercules Capital, Inc.
4.375% due 02/01/22
1,129
1,157
High Ridge Brands Co.
8.875% due 03/15/25 (~)(Ê)(Š)(Þ)
1,640
—
Hope Bancorp, Inc.
2.000% due 05/15/38
1,857
1,725
Insmed , Inc.
1.750% due 01/15/25
413
353
Invacare Corp.
5.000% due 02/15/21
140
130
JPMorgan Chase & Co.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series FF
5.000% due 12/31/99 (Ê)(ƒ)
308
320
Series S
6.750% due 01/29/49 (Ê)(ƒ)
330
370
Series X
6.100% due 12/31/49 (Ê)(ƒ)
195
214
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23
1,450
1,512
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (ƒ)(Þ)
185
178
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23
1,106
959
Macquarie Infrastructure Corp.
2.000% due 10/01/23
1,760
1,655
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ)
700
929
MetLife, Inc.
9.250% due 04/08/38 (Þ)
550
802
10.750% due 08/01/39
396
651
Series D
5.875% due 12/31/99 (Ê)(ƒ)(Ñ)
143
156
Nabors Industries, Inc.
0.750% due 01/15/24
492
312
Nevro Corp.
1.750% due 06/01/21
416
472
New Mountain Finance Corp.
5.750% due 08/15/23
527
552
New York Mortgage Trust, Inc.
6.250% due 01/15/22
1,294
1,317
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (Ê)
450
496
Nuance Communications, Inc.
2.750% due 11/01/31
1,049
1,030
1.000% due 12/15/35
428
416
Oil States International, Inc.
1.500% due 02/15/23
320
271
One Call Corp.
Series 144a
7.500% due 07/01/24 (Š)(Þ)
7,829
6,693
Optimas OE Solutions Holding LLC /
Optimas OE Solutions, Inc.
8.625% due 06/01/21 (Þ)
3,340
2,171
Patrick Industries, Inc.
1.000% due 02/01/23
832
782
PDC Energy, Inc.
1.125% due 09/15/21
719
647
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê)
941
1,020
Series XW7
5.200% due 03/15/44 (Ê)
360
383
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ)
324
296
Radius Health, Inc.
3.000% due 09/01/24
535
507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Redfin Corp.
1.750% due 07/15/23
259
240
RWT Holdings, Inc.
5.750% due 10/01/25 (Þ)
1,082
1,096
SEACOR Holdings, Inc.
3.000% due 11/15/28
1,002
992
SM Energy Co.
1.500% due 07/01/21
360
320
Spirit Realty Capital, Inc.
3.750% due 05/15/21
240
248
SunPower Corp.
4.000% due 01/15/23
157
134
SunTrust Banks, Inc.
Series H
5.125% due 12/31/99 (Ê)(ƒ)
500
511
Synaptics , Inc.
0.500% due 06/15/22
1,961
1,851
Tesla, Inc.
1.250% due 03/01/21
745
810
Teva Pharmaceutical Finance Co. LLC
Series C
0.250% due 02/01/26
829
777
Tilray , Inc.
5.000% due 10/01/23
859
470
Tutor Perini Corp.
2.875% due 06/15/21 (Ñ)
1,143
1,085
Twitter, Inc.
1.000% due 09/15/21
1,560
1,510
Two Harbors Investment Corp.
6.250% due 01/15/22
1,715
1,769
Veeco Instruments, Inc.
2.700% due 01/15/23
1,049
959
Vishay Intertechnology , Inc.
2.250% due 06/15/25
571
563
Vitamin Shoppe, Inc.
2.250% due 12/01/20
393
389
Voya Financial, Inc.
5.650% due 05/15/53 (Ê)
500
529
Wells Fargo & Co.
5.950% due 12/15/36
455
571
Series K
5.889% due 05/12/28 (Ê)(ƒ)(Ñ)
404
409
Series U
5.875% due 12/31/49 (Ê)(ƒ)
251
278
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22
674
683
Western Digital Corp.
1.500% due 02/01/24
1,416
1,343
Zillow Group, Inc.
1.500% due 07/01/23
1,129
1,001
76,871
International Debt - 4.0%
Albea Beauty Holdings SA Term Loan
B2
5.524% due 04/12/24 (Ê)
355
340

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
788 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alpha 3 BV Term Loan B
5.104% due 01/31/24 (Ê)
399
391
ams AG
0.875% due 09/28/22
2,000
1,684
Aphria , Inc.
5.250% due 06/01/24 (Þ)
355
230
Argentum 47, Inc.
5.125% due 06/01/48 (Ê)
200
219
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
4.914% due 12/15/23 (Ê)
271
269
AXA SA
8.600% due 12/15/30
190
276
6.379% due 06/01/40 (Ê)(ƒ)(Þ)
600
713
Banco Bilbao Vizcaya Argentaria, SA
Series 9
6.500% due 12/31/99 (Ê)(ƒ)
200
206
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (Ê)(ƒ)(Þ)
800
857
Barclays PLC
7.875% due 12/31/49 (Ê)(ƒ)
400
427
Belron SA Term Loan B
4.459% due 10/26/24 (Ê)
124
124
BHP Billiton Finance USA, Ltd.
6.750% due 10/19/75 (Ê)(Þ)
450
528
BNP Paribas SA
7.625% due 12/29/49 (Ê)(ƒ)(Þ)
200
210
7.195% due 12/31/49 (Ê)(ƒ)(Þ)
300
334
Series 144a
7.375% due 12/31/49 (Ê)(ƒ)(Þ)
500
565
Credit Agricole SA
7.875% due 12/29/49 (Ê)(ƒ)(Þ)
200
225
8.125% due 12/29/49 (Ê)(ƒ)(Þ)
600
719
6.875% due 12/31/99 (Ê)(ƒ)(Þ)
200
218
Credit Suisse Group AG
7.125% due 12/29/49 (Ê)(ƒ)
200
214
7.250% due 12/31/99 (Ê)(ƒ)(Þ)
200
218
Series 144a
7.500% due 12/31/99 (Ê)(ƒ)(Þ)
800
863
Credit Suisse NY
6.375% due 12/31/99 (Ê)(ƒ)(Þ)
500
527
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 06/13/22 (Ê)(ƒ)(Þ)
300
327
4.000% due 12/29/49 (Ê)(ƒ)(Þ)
200
209
7.250% due 12/29/49 (Ê)(ƒ)(Þ)
450
487
Diamond (BC) BV 1st Lien Term Loan
5.541% due 09/06/24 (Ê)
401
372
10.483% due 09/06/24 (Ê)
1
1
DNB Bank ASA
6.500% due 09/22/22 (Ê)(ƒ)
200
210
Electricite de France SA
5.250% due 01/29/49 (Ê)(ƒ)(Þ)
750
774
5.625% due 12/29/49 (Ê)(ƒ)(Þ)
300
315
Emera, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 16-A
6.750% due 06/15/76 (Ê)
827
929
Enbridge, Inc.
6.250% due 03/01/78 (Ê)
478
514
Series 16-A
6.000% due 01/15/77 (Ê)
477
503
Enel SpA
8.750% due 09/24/73 (Ê)(Þ)
450
529
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (Ê)(ƒ)
450
502
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35
200
211
GFL Environmental, Inc. 1st Lien Term
Loan B
4.786% due 05/31/25 (Ê)
371
370
Ghana Government International Bond
Series REGS
7.875% due 08/07/23
25
27
Golar LNG, Ltd.
2.750% due 02/15/22
1,216
1,076
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (Ê)(ƒ)(Þ)
200
202
HSBC Capital Funding, LP
10.176% due 12/29/49 (Ê)(ƒ)(Þ)
375
616
HSBC Holdings PLC
6.875% due 12/29/49 (Ê)(ƒ)
200
209
6.500% due 12/31/99 (Ê)(ƒ)
200
212
I-Logic Technologies Bidco , Ltd. 1st
Lien Term Loan
5.104% due 12/31/24 (Ê)
556
537
ING Groep NV
5.750% due 12/31/99 (Ê)(ƒ)
200
205
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.064% due 11/21/24 (Ê)
794
743
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24
140
149
LCM XVIII, LP
Series 2018-18A Class ER
7.916% due 04/20/31 (Ê)(Þ)
500
436
Lloyds Banking Group PLC
7.500% due 04/30/49 (Ê)(ƒ)
400
438
7.500% due 12/31/99 (Ê)(ƒ)
300
330
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.854% due 09/24/24 (Ê)
417
326
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
8.001% due 07/16/31 (Ê)(Þ)
700
615
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (Ê)(Þ)
400
442
5.100% due 04/26/48 (Ê)(Þ)
200
225
Mitsui Sumitomo Insurance Co., Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 789
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 12/31/99 (Ê)(ƒ)(Þ)
800
894
Nippon Life Insurance Co.
5.000% due 10/18/42 (Ê)(Þ)
205
217
5.100% due 10/16/44 (Ê)(Þ)
300
328
4.700% due 01/20/46 (Ê)(Þ)
300
325
Open Text Corp. 1st Lien Term Loan B
3.536% due 05/30/25 (Ê)
369
370
Ortho-Clinical Diagnostics SA 1st Lien
Term Loan B
5.306% due 06/01/25 (Ê)
186
177
Panther BF Aggregator LP Term Loan B
5.300% due 04/30/26 (Ê)
254
250
QBE Insurance Group, Ltd.
6.750% due 12/02/44 (Ê)
300
333
5.875% due 06/17/46 (Ê)
406
438
Royal Bank of Scotland Group PLC
8.000% due 12/29/49 (Ê)(ƒ)
200
229
7.648% due 12/31/49 (Ê)(ƒ)
410
582
Scorpio Tankers, Inc.
3.000% due 05/15/22
107
117
Ship Finance International, Ltd.
5.750% due 10/15/21
1,619
1,704
Silver Standard Resources, Inc.
2.875% due 02/01/33
863
866
Skandinaviska Enskilda Banken AB
5.125% due 12/31/99 (Ê)(ƒ)
200
200
Societe Generale SA
7.875% due 04/02/31 (Ê)(ƒ)(Þ)
200
219
7.375% due 12/29/49 (Ê)(ƒ)(Þ)
200
211
Solvay Acetow Gmbh Term Loan
7.604% due 05/31/23 (Ê)
357
334
Sompo Japan Insurance, Inc.
5.325% due 03/28/73 (Ê)(Þ)
400
430
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (Ê)(Þ)
500
406
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.651% due 04/15/31 (Ê)(Þ)
700
586
Standard Chartered PLC
7.500% due 12/29/49 (Ê)(ƒ)(Þ)
200
212
7.750% due 12/29/49 (Ê)(ƒ)(Þ)
200
218
Stars Group Holdings BV Term Loan B
5.604% due 07/10/25 (Ê)
215
216
Steele Creek CLO, Ltd.
Series 2018-1A Class E
7.751% due 04/15/31 (Ê)(Þ)
1,125
908
Sumitomo Life Insurance Co.
6.500% due 09/20/73 (Ê)(Þ)
200
225
Svenska Handelsbanken AB
6.250% due 12/31/99 (Ê)(ƒ)
200
214
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (Ê)(Ñ)(Þ)
400
441
4.250% due 12/31/99 (Ê)(ƒ)
200
205
Trader Corp. Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.804% due 09/28/23 (Ê)
669
667
TransCanada Trust
5.625% due 05/20/75 (Ê)
203
213
5.500% due 09/15/79 (Ê)
760
811
Series 16-A
5.875% due 08/15/76 (Ê)
938
1,017
Travelport Finance Luxembourg Sarl
Term Loan
7.104% due 05/29/26 (Ê)
250
233
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
8.492% due 07/20/31 (Ê)(Þ)
250
212
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.901% due 04/15/32 (Ê)(Þ)
550
501
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (Ê)(ƒ)
200
217
7.125% due 12/29/49 (Ê)(ƒ)
200
210
7.000% due 12/31/99 (Ê)(ƒ)(Þ)
400
429
VIVAT NV
6.250% due 12/31/99 (Ê)(ƒ)
400
400
Vodafone Group PLC
7.000% due 04/04/79 (Ê)
410
475
Weibo Corp.
1.250% due 11/15/22
110
103
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.726% due 01/20/32 (Ê)(Þ)
750
624
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.421% due 04/15/25 (Ê)
250
247
41,612
Loan Agreements - 4.3%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.286% due 09/29/24 (Ê)
663
651
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.536% due 04/03/23 (Ê)
371
366
AgroFresh , Inc. Term Loan B
6.536% due 07/31/21(Ê)
735
650
AGS LLC 1st Lien Term Loan B
5.286% due 02/15/24 (Ê)
223
222
Albertson's LLC Term Loan B8
4.536% due 08/07/26 (Ê)
375
377
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.286% due 08/15/24 (Ê)
253
230
Alvogen Group, Inc. 1st Lien Term
Loan B
6.540% due 04/02/22 (Ê)
711
612
American Airlines, Inc. 1st Lien Term
Loan B
3.554% due 06/27/25 (Ê)
361
358
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.313% due 05/04/25 (Ê)
370
282

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
790 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anastasia Parent LLC 1st Lien Term
Loan B
5.677% due 08/10/25 (Ê)
594
482
AP Exhaust Acquisition LLC 1st Lien
Term Loan
7.175% due 05/10/24 (Ê)
714
392
AppLovin Corp. 1st Lien Term Loan B
5.536% due 08/15/25 (Ê)
596
590
Aretec Group, Inc. 1st Lien Term Loan
6.036% due 10/01/25 (Ê)
298
278
Ascend Learning LLC Term Loan B
4.786% due 07/12/24 (Ê)
278
276
AssuredPartners , Inc. 1st Lien Term
Loan B
5.286% due 10/22/24 (Ê)
357
351
Avaya, Inc. Term Loan B
6.164% due 12/15/24 (Ê)
618
588
6.171% due 12/15/24 (Ê)
369
351
Aveanna Healthcare LLC 2nd Lien Term
Loan
0.000% due 05/31/27 (~)(Ê)(v)
1,400
1,340
Bass Pro Group LLC 1st Lien Term
Loan B
6.786% due 09/25/24 (Ê)
620
597
Bausch Health Americas, Inc. Term
Loan B
4.921% due 06/01/25 (Ê)
664
666
Blount International, Inc. 1st Lien Term
Loan B
5.946% due 04/12/23 (Ê)
360
359
Boxer Parent Co., Inc. 1st Lien Term
Loan B
6.036% due 10/02/25 (Ê)
489
452
Brickman Group, Ltd. 1st Lien Term
Loan B
4.313% due 08/10/25 (~)(Ê)
172
173
4.438% due 08/10/25 (Ê)
208
208
Brookfield WEC Holdings, Inc. Term
Loan
5.286% due 08/01/25 (Ê)
124
123
Carestream Health, Inc. Term Loan
7.536% due 02/28/21 (Ê)
211
202
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.286% due 03/01/24 (Ê)
128
127
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (Ê)(Š)(v)
109
—
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (Ê)(Š)(v)
138
—
Charming Charlie, Inc. Delayed Draw
Term Loan
3.500% due 05/28/22 (Ê)(Š)
34
32
Charming Charlie, Inc. Term Loan
20.000% due 10/02/23 (Ê)(Š)
6
6
Charter Communications Operating, LLC
Term Loan B2
3.580% due 02/01/27 (Ê)
124
124
CHG PPC Parent LLC Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.536% due 03/30/25 (Ê)
370
368
Clear Channel Outdoor Holdings, Inc.
Term Loan B
5.286% due 08/21/26 (Ê)
250
250
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
4.036% due 08/11/24 (Ê)
721
720
Commercial Barge Line Co. Term Loan
B1
10.613% due 11/12/20 (Ê)
11
6
10.677% due 11/12/20 (Ê)
721
366
Constellis Holdings LLC 1st Lien Term
Loan
6.863% due 04/18/24 (Ê)
2
1
6.927% due 04/18/24 (Ê)
712
357
Constellis Holdings LLC 2nd Lien Term
Loan
10.927% due 04/21/25 (Ê)
247
40
Cortes NP Acquisition Corp Term Loan B
5.927% due 11/30/23 (Ê)
824
774
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
6.036% due 12/01/21 (Ê)
253
231
CWGS Group LLC Term Loan
4.536% due 11/08/23 (~)(Ê)
3
3
4.761% due 11/08/23 (Ê)
453
384
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
5.104% due 06/01/24 (Ê)
123
119
Dynatrace LLC 1st Lien Term Loan
4.536% due 08/23/25 (Ê)
135
136
EagleView Technology Corp. 1st Lien
Term Loan B1
5.286% due 07/31/25 (Ê)
496
478
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
10.104% due 09/29/25 (Ê)
183
177
Ellie Mae, Inc. Term Loan
5.863% due 04/16/26 (Ê)
253
251
EnergySolutions LLC 1st Lien Term
Loan B
5.854% due 05/11/25 (Ê)
741
691
Ensemble RCM LLC Term Loan
6.003% due 08/01/26 (Ê)
500
499
Entegris , Inc. Term Loan B
3.786% due 11/06/25 (Ê)
372
373
Envision Healthcare Corp. 1st Lien Term
Loan B
5.536% due 10/11/25 (Ê)
447
360
EVO Payments International LLC 1st
Lien Term Loan B
5.050% due 12/22/23 (Ê)
197
197
Fort Dearborn Company 1st Lien Term
Loan
5.997% due 10/19/23 (Ê)
10
9
6.056% due 10/19/23 (Ê)
346
331
Gates Global, LLC Term Loan
4.536% due 03/31/24 (Ê)
401
392
Getty Images, Inc. 1st Lien Term Loan

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 791
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.313% due 02/19/26 (Ê)
494
481
GHX Ultimate Parent Corp. 1st Lien
Term Loan
5.354% due 06/30/24 (Ê)
714
696
Granite Acquisition, Inc. Term Loan B
5.604% due 12/17/21 (Ê)
359
359
Gray Television, Inc. 1st Lien Term
Loan C
4.511% due 11/02/25 (Ê)
27
27
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
4.086% due 01/31/25 (Ê)
124
124
Gruden Holdings, Inc. 1st Lien Term
Loan
7.604% due 08/18/22 (Ê)
315
312
GTT Communications, Inc. 1st Lien
Term Loan B
4.540% due 05/31/25 (Ê)
136
100
H.B. Fuller Co. 1st Lien Term Loan B
3.846% due 10/20/24 (Ê)
263
262
HCA, Inc. Term Loan B12
3.536% due 03/13/25 (Ê)
49
50
HGIM Corp. 1st Lien Term Loan
8.034% due 07/02/23 (Ê)
711
558
Information Resources, Inc. 1st Lien
Term Loan
6.624% due 12/03/25 (Ê)
372
347
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
4.786% due 07/31/24 (Ê)
215
215
Jason, Inc. 1st Lien Term Loan
6.286% due 06/30/21 (Ê)
103
90
6.604% due 06/30/21 (Ê)
268
235
Kestra Advisory Services LLC Term
Loan
6.360% due 06/04/26 (Ê)
250
243
LifeScan Global Corp. 1st Lien Term
Loan
8.056% due 10/02/24 (Ê)
465
413
8.085% due 10/02/24 (Ê)
9
8
Limetree Bay Terminals LLC Term Loan
B
5.786% due 02/15/24 (Ê)
143
136
Lower Cadence Holdings LLC Term
Loan B
5.804% due 05/10/26 (Ê)
333
308
Messer Industries USA, Inc. 1st Lien
Term Loan B
4.604% due 10/02/25 (Ê)
498
493
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.290% due 07/03/25 (Ê)
371
365
MH Sub I LLC 1st Lien Term Loan
5.536% due 09/15/24 (Ê)
1,071
1,044
Midas Intermediate Holdco II, LLC Term
Loan B
4.850% due 08/18/21 (Ê)
498
479
Midwest Physician Administrative
Services LLC, 1st Lien Term Loan
4.536% due 08/15/24 (Ê)
711
696
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midwest Physician Administrative
Services, LLC, 2nd Lien Term Loan
8.786% due 08/11/25 (Ê)
367
355
Mitchell International, Inc. 1st Lien
Term Loan B
5.036% due 12/01/24 (Ê)
203
191
Mitchell International, Inc. 2nd Lien
Term Loan
9.036% due 11/20/25 (Ê)
500
453
Navistar International Corp. 1st Lien
Term Loan B
5.420% due 11/06/24 (Ê)
491
485
NCR Corp. Term Loan
4.290% due 08/08/26 (Ê)
63
62
NN, Inc. 1st Lien Term Loan B
5.536% due 10/19/22 (Ê)
370
359
NN, Inc. 2nd Lien Term Loan
5.036% due 04/03/21 (Ê)
131
127
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.604% due 11/27/20 (Ê)
697
565
NPC International, Inc. 1st Lien Term
Loan
5.427% due 04/20/24 (Ê)
357
202
On Assignment, Inc. 1st Lien Term Loan
B4
3.786% due 02/21/25 (Ê)
218
218
Patterson Co. 2nd Lien Term Loan
10.427% due 08/28/23 (Ê)
590
502
Penn National Gaming, Inc. 1st Lien
Term Loan B1
4.036% due 10/15/25 (Ê)
372
373
Platform Specialty Products Corp. 1st
Lien Term Loan
4.036% due 01/31/26 (Ê)
179
179
Polar US Borrower LLC 1st Lien Term
Loan
6.793% due 10/16/25 (Ê)
364
342
6.854% due 10/16/25 (Ê)
8
8
Post Holdings, Inc. Incremental Term
Loan B
3.830% due 05/24/24 (Ê)
14
14
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
5.036% due 05/01/25 (Ê)
334
330
Prime Security Services Borrower LLC/
Prime Finance, Inc. 2019 Term Loan
B1
5.247% due 09/23/26 (Ê)
1,000
966
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.177% due 05/18/25 (Ê)
565
550
Quintiles IMS, Inc. 1st Lien Term Loan
B2
4.104% due 01/18/25 (Ê)
358
358
Rackspace Hosting, Inc. 1st Lien Term
Loan
5.287% due 11/03/23 (Ê)
269
239
Radiate Holdco LLC 1st Lien Term
Loan B
4.786% due 02/01/24 (Ê)
485
480

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
792 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Radio One, Inc. 1st Lien Term Loan B
5.790% due 04/05/23 (Ê)
606
574
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.304% due 11/16/25 (Ê)
413
412
Research Now Group, Inc. 1st Lien Term
Loan
7.753% due 12/20/24 (Ê)
370
368
RHP Hotel Properties, LP Term Loan B
3.790% due 05/11/24 (Ê)
283
283
Rocket Software, Inc. Term Loan
6.036% due 11/28/25 (Ê)
218
188
RPI Finance Trust Term Loan B
3.786% due 03/27/23 (Ê)
121
121
S2P Acquisition Borrower, Inc. Term
Loan
5.786% due 08/14/26 (Ê)
250
249
Seadrill Operating, LP Term Loan B
8.104% due 02/21/21 (Ê)
742
373
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.000% due 08/04/21 (Ê)
115
72
Southwire Co. LLC 1st Lien Term Loan B
3.536% due 05/15/25 (Ê)
420
418
Sprint Corp. Term Loan B
4.813% due 02/03/24 (Ê)
662
657
Starfruit Finco BV 1st Lien Term Loan B
5.190% due 10/01/25 (Ê)
182
177
Stats Intermediate Holding LLC Term
Loan
7.300% due 07/12/26 (Ê)
219
211
Steak n Shake Operations, Inc. Term
Loan B1
5.540% due 03/19/21 (Ê)
484
315
SuperMoose Borrower LLC 1st Lien
Term Loan
5.536% due 08/15/25 (Ê)
662
599
TKC Holdings, Inc. 1st Lien Term Loan
5.540% due 02/01/23 (Ê)
352
340
TransDigm Group, Inc. Term Loan
4.286% due 06/09/23 (Ê)
710
706
TruGreen Limited Partnership Term
Loan B
5.536% due 03/15/26 (Ê)
249
249
U.S. Silica Co., Inc. 1st Lien Term Loan
B
5.813% due 05/01/25 (Ê)
370
305
Uber Technologies, Inc. 1st Lien Term
Loan
5.914% due 03/22/25 (Ê)
415
409
United Natural Foods, Inc. Term Loan
6.036% due 10/22/25 (Ê)
746
596
US Foods, Inc. 2019 Term Loan B
3.786% due 08/15/26 (Ê)
375
376
Varsity Brands Holding Co., Inc. 1st Lien
Term Loan
5.286% due 12/15/24 (Ê)
359
335
VeriFone Systems, Inc. 1st Lien Term
Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.136% due 08/20/25 (Ê)
238
222
Vertafore , Inc. 1st Lien Term Loan B
5.036% due 07/02/25 (Ê)
744
720
VICI Properties, Inc. 1st Lien Term
Loan B
3.850% due 12/15/24 (Ê)
125
125
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.540% due 05/29/25 (Ê)
263
254
4.620% due 05/29/25 (Ê)
1
1
4.680% due 05/29/25 (Ê)
196
190
WP CityMD Bidco LLC Term Loan B
6.604% due 08/07/26 (Ê)
500
489
44,711
Mortgage-Backed Securities - 13.3%
Fannie Mae
4.500% due 2049
55
59
5.000% due 2049
97
105
30 Year TBA(Ï)
3.500%
26,030
26,313
4.000%
1,000
1,052
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê)
510
87
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40
2,430
500
Series 2010-140 Class GS
Interest Only STRIP
5.229% due 07/25/39 (Ê)
1,483
79
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40
910
29
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37
1,256
15
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê)
2,277
344
Series 2011-134 Class SP
Interest Only STRIP
4.040% due 02/25/41 (Ê)
5,295
590
Series 2012-19 Class S
Interest Only STRIP
3.546% due 03/25/42 (Ê)
4,508
777
Series 2012-36 Class SN
Interest Only STRIP
5.672% due 04/25/42 (Ê)
1,026
157
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40
2,102
147
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41
967
92

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 793
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê)
1,465
263
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42
2,081
258
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê)
1,838
394
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41
2,475
113
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42
1,270
52
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê)
552
30
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34
1,579
366
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41
1,178
91
Series 2013-90 Class SD
Interest Only STRIP
5.829% due 09/25/43 (Ê)
1,171
238
Series 2013-107 Class SB
Interest Only STRIP
4.713% due 02/25/43 (Ê)
1,732
324
Series 2014-35 Class CS
Interest Only STRIP
4.190% due 06/25/44 (Ê)
52
10
Series 2014-87 Class MS
Interest Only STRIP
3.969% due 01/25/45 (Ê)
1,367
233
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45
1,017
201
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê)
2,756
470
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45
2,196
471
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33
2,215
373
Series 2016-8 Class SA
Interest Only STRIP
3.646% due 03/25/46 (Ê)
4,669
782
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46
1,271
135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-50 Class SM
Interest Only STRIP
4.203% due 08/25/46 (Ê)
114
20
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê)
4,201
717
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê)
2,579
413
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40
1,603
236
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40
2,085
121
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46
1,936
193
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47
1,916
251
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47
1,631
208
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46
1,313
98
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47
4,032
833
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47
840
96
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46
1,436
274
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47
2,658
286
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê)
2,572
431
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38
957
120
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48
639
121
Series 2018-1 Class MS
Interest Only STRIP
4.005% due 02/25/48 (Ê)
189
28
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47
2,312
348

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
794 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48
3,268
725
Series 2018-39 Class SA
Interest Only STRIP
4.055% due 06/25/48 (Ê)
3,858
561
Series 2018-47 Class SA
Interest Only STRIP
4.210% due 07/25/48 (Ê)
3,765
680
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê)
3,136
440
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49
2,269
408
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê)
2,268
360
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49
3,095
253
Series 2019-5 Class SA
Interest Only STRIP
3.696% due 03/25/49 (Ê)
3,720
716
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49
2,294
226
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49
2,696
363
Series 2019-21 Class SB
Interest Only STRIP
3.620% due 05/25/49 (Ê)
3,130
517
Series 2019-26 Class SM
Interest Only STRIP
3.905% due 06/25/49 (Ê)
3,805
584
Series 2019-28 Class S
Interest Only STRIP
3.646% due 06/25/49 (Ê)
2,612
460
Series 2019-32 Class SD
Interest Only STRIP
3.608% due 06/25/49 (Ê)
4,354
790
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê)
2,379
450
Series 2019-45 Class SD
Interest Only STRIP
3.779% due 08/25/49 (Ê)
2,548
526
Series 2019-58 Class SA
Interest Only STRIP
3.968% due 10/25/49 (Ê)
75
14
Series 2019-71 Class CS
Interest Only STRIP
3.950% due 11/25/49 (Ê)(Š)
1,101
289
Fannie Mae Strips
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39
1,813
331
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40
1,459
215
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39
331
21
Series 2011-3852 Class SC
Interest Only STRIP
5.880% due 04/15/40 (Ê)
1,362
151
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26
1,565
119
Series 2011-3919 Class SA
Interest Only STRIP
4.941% due 09/15/41 (Ê)
4,014
710
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê)
1,242
146
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê)
1,644
262
Series 2012-4016 Class SC
Interest Only STRIP
4.603% due 03/15/42 (Ê)
1,589
272
Series 2012-4033 Class SC
Interest Only STRIP
5.316% due 10/15/36 (Ê)
1,373
84
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê)
660
82
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42
1,083
175
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39
1,282
59
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42
1,187
161
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41
3,310
141
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê)
3,037
424
Series 2013-4267 Class CS
Interest Only STRIP
4.816% due 05/15/39 (Ê)
1,263
54
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43
894
87

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 795
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43
1,423
190
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43
1,390
147
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44
1,048
129
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45
1,240
164
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45
1,315
320
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44
1,203
220
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40
2,815
126
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40
1,978
183
Series 2016-4560 Class IO
Interest Only STRIP
5.802% due 05/15/39 (~)(Ê)
1,355
256
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45
1,451
151
Series 2016-4568 Class MI
Interest Only STRIP
4.000% due 04/15/46
1,197
146
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46
933
109
Series 2016-4596 Class CS
Interest Only STRIP
3.794% due 06/15/46 (Ê)
2,482
389
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45
1,097
157
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46
1,774
225
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45
1,306
116
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46
1,545
176
Series 2017-4656 Class AI
Interest Only STRIP
3.000% due 09/15/37
2,669
93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40
806
38
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42
1,779
89
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42
1,467
92
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47
1,044
128
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42
911
43
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35
1,802
51
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47
976
98
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47
1,664
211
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê)
1,933
332
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48
1,208
234
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48
2,083
247
Series 2018-4808 Class SD
Interest Only STRIP
4.173% due 07/15/48 (Ê)
3,129
496
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48
2,122
440
Series 2019-4907 Class AS
Interest Only STRIP
3.734% due 09/25/48 (Ê)
1,612
255
Series 2019-4922 Class SB
Interest Only STRIP
4.001% due 04/25/49 (Ê)
2,702
372
Series 2019-4928 Class S
Interest Only STRIP
3.964% due 11/25/49 (Ê)(Š)
2,017
354
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39
2,429
568
Ginnie Mae II
5.000% due 2049
1,378
1,462
5.500% due 2049
35
38

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
796 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
4.000%
1,000
1,040
4.500%
2,000
2,094
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39
1,172
43
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39
740
145
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39
963
186
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40
5,415
1,093
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40
1,304
236
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê)
987
66
Series 2010-H19 Class BI
Interest Only STRIP
1.460% due 08/20/60 (~)(Ê)
2,984
166
Series 2010-H20 Class IF
Interest Only STRIP
1.401% due 10/20/60 (~)(Ê)
1,388
67
Series 2010-H22 Class CI
Interest Only STRIP
2.365% due 10/20/60 (~)(Ê)
3,139
150
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê)
3,363
639
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê)
906
64
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40
1,917
419
Series 2011-148 Class SN
Interest Only STRIP
5.462% due 11/16/41 (Ê)
1,056
246
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42
410
73
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42
1,994
343
Series 2012-H06 Class AI
Interest Only STRIP
1.361% due 01/20/62 (~)(Ê)
7,557
306
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)
7,554
251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-H10 Class SI
Interest Only STRIP
1.417% due 12/20/61 (~)(Ê)
7,277
478
Series 2012-H23 Class WI
Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)
2,692
111
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37
1,552
100
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43
4,027
775
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43
478
52
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43
2,786
451
Series 2013-152 Class SG
Interest Only STRIP
3.849% due 06/20/43 (Ê)
2,858
538
Series 2013-182 Class SY
Interest Only STRIP
5.319% due 12/20/43 (Ê)
1,014
159
Series 2013-H14 Class XI
Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)
2,195
97
Series 2013-H15 Class CI
Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)
4,172
143
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)
2,038
74
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28
1,899
142
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê)
1,012
188
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41
1,221
72
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44
2,165
399
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28
1,758
92
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44
1,321
300
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44
2,896
326

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)
7,931
318
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)
10,681
479
Series 2014-H18 Class CI
Interest Only STRIP
1.549% due 09/20/64 (~)(Ê)
3,840
306
Series 2014-H22 Class DI
Interest Only STRIP
1.374% due 11/20/64 (~)(Ê)
2,100
170
Series 2014-H24 Class BI
Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)
4,727
384
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)
4,461
320
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45
873
138
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44
2,483
349
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45
1,328
273
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45
1,159
142
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41
1,302
87
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44
1,534
101
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39
719
40
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43
976
102
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40
1,580
159
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41
2,461
185
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45
1,397
267
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45
2,846
611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)
2,649
222
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)
613
45
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)
1,569
134
Series 2015-H13 Class AI
Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)
2,567
205
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)
1,129
109
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)
749
47
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)
3,332
320
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)
1,994
80
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)
1,448
107
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)
845
74
Series 2015-H29 Class HI
Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)
2,439
180
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46
1,379
249
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46
1,713
315
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45
2,430
272
Series 2016-77 Class SL
Interest Only STRIP
5.157% due 03/20/43 (Ê)
1,461
125
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44
3,292
311
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43
1,547
61
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46
1,424
219

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
798 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46
1,765
334
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46
1,512
300
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê)
482
3
Series 2016-H01 Class AI
Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)
6,024
491
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)
1,126
81
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)
2,354
224
Series 2016-H13 Class EI
Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)
3,537
384
Series 2016-H13 Class MI
Interest Only STRIP
1.701% due 06/20/66 (~)(Ê)
4,889
167
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)
5,930
629
Series 2016-H17 Class DI
Interest Only STRIP
1.999% due 07/20/66 (~)(Ê)
4,730
461
Series 2016-H18 Class QI
Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)
2,707
318
Series 2016-H20 Class NI
Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)
5,637
559
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)
9,004
969
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)
1,983
162
Series 2016-H24 Class AI
Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)
6,715
794
Series 2016-H24 Class DI
Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)
2,302
261
Series 2016-H24 Class KI
Interest Only STRIP
2.515% due 11/20/66 (~)(Ê)
2,387
307
Series 2016-H27 Class BI
Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)
4,064
467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46
1,167
90
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40
2,149
287
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47
3,657
779
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47
623
128
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41
646
127
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47
879
168
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45
844
123
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44
3,668
311
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44
1,878
221
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47
605
123
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47
2,442
377
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46
869
104
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47
1,613
412
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46
2,427
165
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46
1,057
126
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47
1,163
177
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47
1,270
214
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47
3,240
348

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 799
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45
2,910
551
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47
3,047
230
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47
959
188
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47
756
75
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47
523
102
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)
10,219
1,040
Series 2017-H02 Class BI
Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)
1,546
190
Series 2017-H02 Class HI
Interest Only STRIP
2.153% due 01/20/67 (~)(Ê)
5,176
584
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)
8,113
892
Series 2017-H03 Class CI
Interest Only STRIP
2.490% due 12/20/66 (~)(Ê)
4,684
709
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)
7,271
923
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)
2,796
419
Series 2017-H03 Class KI
Interest Only STRIP
2.776% due 01/20/67 (~)(Ê)
1,527
203
Series 2017-H04 Class AI
Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)
10,145
1,194
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)
7,013
940
Series 2017-H05 Class AI
Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)
8,419
1,012
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)
6,473
719
Series 2017-H06 Class DI
Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)
7,885
637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)
6,769
454
Series 2017-H06 Class MI
Interest Only STRIP
2.170% due 02/20/67 (~)(Ê)
2,513
292
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)
5,314
865
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)
3,964
515
Series 2017-H08 Class GI
Interest Only STRIP
2.313% due 02/20/67 (~)(Ê)
1,468
226
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)
6,771
796
Series 2017-H09 Class DI
Interest Only STRIP
1.695% due 03/20/67 (~)(Ê)
3,842
339
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)
7,911
764
Series 2017-H14 Class DI
Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)
1,525
103
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)
2,399
340
Series 2017-H14 Class LI
Interest Only STRIP
2.354% due 06/20/67 (~)(Ê)
4,746
543
Series 2017-H15 Class CI
Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)
5,215
348
Series 2017-H16 Class EI
Interest Only STRIP
1.637% due 08/20/67 (~)(Ê)
6,743
676
Series 2017-H16 Class FI
Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)
10,265
1,072
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)
3,702
365
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)
5,331
510
Series 2017-H16 Class IG
Interest Only STRIP
1.635% due 07/20/67 (~)(Ê)
5,402
529
Series 2017-H16 Class IO
Interest Only STRIP
2.065% due 08/20/67 (~)(Ê)
3,773
496

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
800 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class JI
Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)
3,695
521
Series 2017-H18 Class CI
Interest Only STRIP
2.203% due 09/20/67 (~)(Ê)
1,582
229
Series 2017-H18 Class FI
Interest Only STRIP
2.182% due 09/20/67 (~)(Ê)
3,821
559
Series 2017-H19 Class MI
Interest Only STRIP
2.007% due 04/20/67 (~)(Ê)
4,862
507
Series 2017-H20 Class AI
Interest Only STRIP
2.121% due 10/20/67 (~)(Ê)
11,683
1,472
Series 2017-H20 Class HI
Interest Only STRIP
2.067% due 10/20/67 (~)(Ê)
3,464
444
Series 2017-H20 Class JI
Interest Only STRIP
1.984% due 09/20/67 (~)(Ê)
3,807
571
Series 2017-H21 Class DI
Interest Only STRIP
1.629% due 10/20/67 (~)(Ê)
9,273
701
Series 2017-H22 Class GI
Interest Only STRIP
2.032% due 10/20/67 (~)(Ê)
7,394
993
Series 2017-H22 Class KI
Interest Only STRIP
2.042% due 11/20/67 (~)(Ê)
2,452
330
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)
12,142
809
Series 2017-H25 Class IO
Interest Only STRIP
1.816% due 11/20/67 (~)(Ê)
5,021
567
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê)
18,813
1,248
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48
3,595
626
Series 2018-67 Class SC
Interest Only STRIP
4.293% due 05/20/48 (Ê)
4,110
627
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45
2,921
490
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê)
5,618
851
Series 2018-91 Class SJ
Interest Only STRIP
4.173% due 07/20/48 (Ê)
4,378
668
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê)
3,434
539
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42
370
27
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45
4,240
424
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45
4,151
480
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)
1,698
222
Series 2018-H01 Class CI
Interest Only STRIP
1.652% due 01/20/68 (~)(Ê)
3,378
318
Series 2018-H01 Class KI
Interest Only STRIP
1.711% due 01/20/68 (~)(Ê)
6,654
604
Series 2018-H02 Class AI
Interest Only STRIP
1.810% due 01/20/68 (~)(Ê)
3,274
452
Series 2018-H02 Class IM
Interest Only STRIP
1.971% due 02/20/68 (~)(Ê)
4,010
589
Series 2018-H02 Class KI
Interest Only STRIP
1.764% due 02/20/68 (~)(Ê)
5,909
491
Series 2018-H03 Class XI
Interest Only STRIP
2.028% due 02/20/68 (~)(Ê)
3,840
519
Series 2018-H04 Class GI
Interest Only STRIP
1.778% due 02/20/68 (~)(Ê)
5,096
352
Series 2018-H04 Class IO
Interest Only STRIP
2.851% due 02/20/68 (~)(Ê)
2,249
281
Series 2018-H04 Class MI
Interest Only STRIP
1.819% due 03/20/68 (~)(Ê)
7,234
495
Series 2018-H05 Class BI
Interest Only STRIP
1.794% due 02/20/68 (~)(Ê)
3,296
452
Series 2018-H05 Class ID
Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)
2,632
384
Series 2018-H05 Class IE
Interest Only STRIP
1.906% due 02/20/68 (~)(Ê)
8,128
1,133
Series 2018-H06 Class HI
Interest Only STRIP
1.623% due 04/20/68 (~)(Ê)
5,310
392

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H06 Class KI
Interest Only STRIP
1.453% due 04/20/68 (~)(Ê)
2,988
387
Series 2018-H08 Class FI
Interest Only STRIP
1.478% due 06/20/68 (~)(Ê)
4,144
434
Series 2019-6 Class SM
Interest Only STRIP
3.667% due 01/20/49 (Ê)
3,062
397
Series 2019-78 Class SJ
Interest Only STRIP
3.639% due 06/20/49 (Ê)
265
39
Series 2019-78 Class SM
Interest Only STRIP
3.670% due 06/20/49 (Ê)
3,452
550
Series 2019-83 Class JS
Interest Only STRIP
3.928% due 07/20/49 (Ê)
4,773
772
Series 2019-83 Class SW
Interest Only STRIP
3.928% due 07/20/49 (Ê)
10
2
Series 2019-99 Class KS
Interest Only STRIP
3.809% due 08/20/49 (Ê)
180
21
Series 2019-H15 Class CI
Interest Only STRIP
1.097% due 07/20/69 (~)(Ê)
5,520
324
Series 2019-H15 Class MI
Interest Only STRIP
0.764% due 09/20/69 (~)(Ê)
4,559
306
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C3 Class D
5.662% due 02/15/46 (~)(Ê)(Þ)
158
157
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê)
167
133
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ)
716
684
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ)
586
537
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ)
496
455
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ)
158
129
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.248% due 06/15/44 (~)(Ê)(Þ)
31
31
137,032
Non-US Bonds - 3.9%
Argentine Bonos del Tesoro
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
18.200% due 10/03/21
ARS 11,706
74
15.500% due 10/17/26
ARS 4,290
27
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21
BRL 650
177
10.000% due 01/01/23
BRL 380
110
10.000% due 01/01/25
BRL 5,460
1,642
10.000% due 01/01/27
BRL 4,209
1,304
Chile Bonos de la Tesoreria
4.500% due 03/01/26
CLP 980,000
1,448
6.000% due 01/01/43
CLP 210,000
394
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24
COP 10,675,900
3,789
7.500% due 08/26/26
COP 1,297,200
425
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30
CZK 3,970
165
Series 97
0.450% due 10/25/23
CZK 65,330
2,766
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23
HUF 87,000
358
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21
IDR 17,770,000
1,313
Series FR72
8.250% due 05/15/36
IDR 16,610,000
1,253
Series FR73
8.750% due 05/15/31
IDR 30,970,000
2,457
Malaysia Government International Bond
Series 0117
3.882% due 03/10/22
MYR 4,866
1,184
Mexican Bonos
Series M 20
7.500% due 06/03/27
MXN 14,760
802
Series M
8.000% due 12/07/23
MXN 32,430
1,772
7.750% due 11/23/34
MXN 35,900
2,002
Peruvian Government International Bond
6.950% due 08/12/31
PEN 1,500
548
Series REGS
5.700% due 08/12/24
PEN 3,100
1,032
6.900% due 08/12/37
PEN 1,646
608
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25
PHP 9,900
186
Republic of South Africa Government
International Bond
Series 2023
7.750% due 02/28/23
ZAR 26,136
1,741
Series 2032
8.250% due 03/31/32
ZAR 12,230
733

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
802 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2037
8.500% due 01/31/37
ZAR 10,320
601
Series 2048
8.750% due 02/28/48
ZAR 9,210
531
Series R214
6.500% due 02/28/41
ZAR 14,350
658
Romania Government International Bond
Series 10Y
5.850% due 04/26/23
RON 2,100
527
4.750% due 02/24/25
RON 1,415
345
Series 15YR
5.800% due 07/26/27
RON 1,400
365
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21
RUB 45,640
728
Series 6212
7.050% due 01/19/28
RUB 133,873
2,186
Series 6215
7.000% due 08/16/23
RUB 118,230
1,903
South Africa Government International
Bond
Series R186
10.500% due 12/21/26
ZAR 13,120
952
Thailand Government International Bond
2.000% due 12/17/22
THB 28,233
951
3.625% due 06/16/23
THB 31,050
1,107
3.850% due 12/12/25
THB 19,003
718
3.580% due 12/17/27
THB 7,920
303
40,185
Total Long-Term Investments
(cost $347,899) 340,411
Common Stocks - 34.8%
Consumer Discretionary - 3.3%
AdStar , Inc.(Æ)
9,854
452
Amazon.com, Inc.(Æ)
994
1,766
Barnes & Noble Education, Inc.(Æ)
43,292
178
Barratt Developments PLC
19,010
156
Berkeley Group Holdings PLC
2,547
145
Bloomsbury Publishing PLC
12,724
41
BMW US Capital LLC
20,725
1,588
Boyd Gaming Corp.
11,083
302
Carrols Restaurant Group, Inc.(Æ)
38,138
272
Celestica, Inc.(Æ)
72,218
521
Century Casinos, Inc.(Æ)
61,066
451
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Children's Place, Inc. (The)
2,152
176
Cie Financiere Richemont SA
8,903
701
CIT Group, Inc.
26,400
208
Comcast Corp. Class A
5,658
254
Costco Wholesale Corp.
921
274
Cracker Barrel Old Country Store, Inc.
545
85
Del Taco Restaurants, Inc.(Æ)
53,265
407
Diageo PLC
9,737
399
Diversified Restaurant Holdings, Inc.(Æ)
11,479
5
DR Horton, Inc.
2,821
148
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Garmin, Ltd.
1,688
158
Graham Holdings Co. Class B
209
132
Grand Korea Leisure Co., Ltd.
31,155
569
Grupo Televisa SAB - ADR
43,533
481
Home Depot, Inc. (The)
915
215
Honda Motor Co., Ltd.
168,900
4,559
Hyundai Motor Co.
14,207
1,488
Interpublic Group of Cos., Inc. (The)
9,136
199
IntriCon Corp.(Æ)(Ñ)
9,532
197
ITOCHU Corp.
7,400
154
Kangwon Land, Inc.
21,141
568
Kura Sushi USA, Inc. Class A(Æ)
3,026
56
Kyocera Corp.
800
52
Lennar Corp. Class A
1,847
110
Libbey , Inc.(Æ)
83,216
150
Lifetime Brands, Inc.
21,663
173
Lovesac Co. (The)(Æ)(Ñ)
19,092
312
MDC Partners, Inc. Class A(Æ)
74,510
233
Motorcar Parts of America, Inc.(Æ)
16,307
311
Murata Manufacturing Co., Ltd.
28,500
1,527
Nissan Motor Co., Ltd.
262,300
1,662
NOK Corp.
119,900
1,875
Omnicom Group, Inc.(Ñ)
1,916
148
Pearson PLC
10,626
94
PetIQ , Inc.(Æ)(Ñ)
24,292
600
PulteGroup, Inc.
2,874
113
Red Lion Hotels Corp.(Æ)
70,768
425
Sankyo Co., Ltd.
2,300
81
Sekisui House, Ltd.
8,800
190
Shingakukai Co., Ltd.
11,900
61
Skylark Co., Ltd.
9,500
172
SMART Global Holdings, Inc.(Æ)
22,149
658
Sportsman's Warehouse Holdings, Inc.
(Æ)
53,224
362
Sumitomo Electric Industries, Ltd.
186,400
2,552
Sumitomo Rubber Industries, Ltd.
33,400
442
Takashimaya Co., Ltd.
31,900
370
Thomson Reuters Corp.(Æ)
2,606
175
Tile Shop Holdings, Inc.
12,499
21
TJX Cos., Inc.
2,958
171
Toyota Motor Corp.
900
62
Turtle Beach Corp.(Æ)(Ñ)
15,666
170
Vertu Motors PLC
371,083
199
VF Corp.
2,221
183
Vivendi SA - ADR
4,332
121
Walmart, Inc.
2,007
235
Walt Disney Co. (The)
2,233
290
Wolters Kluwer NV
2,937
216
Yamada Denki Co., Ltd.
482,100
2,321
Yamaha Motor Co., Ltd.
29,200
572
34,714
Consumer Staples - 1.6%
Astarta Holding NV(Æ)
31,228
144
BMC Stock Holdings, Inc.
113,718
302

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 803
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
29,490
125
Carlsberg A/S Class B
1,152
162
Church & Dwight Co., Inc.
2,833
198
CLIO Cosmetics Co., Ltd.(Æ)
15,123
249
Coca-Cola Co. (The)
28,982
1,577
Cott Corp.
11,625
149
CVS Health Corp.
2,788
185
Farmer Brothers Co.(Æ)
43,986
564
General Mills, Inc.
2,877
146
George Weston, Ltd.
1,341
107
Golden Agri-Resources, Ltd.
7,920,900
1,189
Heineken NV
1,816
185
Hormel Foods Corp.
2,900
119
Japan Tobacco, Inc.
153,200
3,476
JM Smucker Co. (The)
1,452
153
Kernel Holding SA
34,647
386
Kimberly-Clark Corp.
1,062
141
Lenta , Ltd. - GDR(Æ)
239,145
787
Loblaw Cos., Ltd.
1,754
94
McCormick & Co., Inc.
1,161
187
Mondelez International, Inc. Class A
3,839
201
PepsiCo, Inc.
13,204
1,811
Philip Morris International, Inc.
1,832
149
Primo Water Corp.(Æ)(Ñ)
26,276
318
Procter & Gamble Co. (The)
10,932
1,361
Qol Holdings Co., Ltd.
34,400
480
Sysco Corp.
785
63
Unilever NV
22,534
1,332
16,340
Energy - 1.3%
Amplify Energy Corp.(Æ)
14,455
105
APA Group
7,561
61
BP PLC - ADR
21,385
811
Chevron Corp.
2,546
296
Crescent Point Energy Corp.
222,251
812
Denison Mines Corp.(Æ)(Ñ)
748,989
347
Energy Transfer Equity, LP
6,684
84
Enterprise Products Partners, LP
4,893
127
Exxon Mobil Corp.
16,884
1,141
Fission Uranium Corp.(Æ)
658,636
145
Gazprom PJSC
576,046
2,334
Gulfport Energy Corp.(Æ)
37,008
103
Innogy SE(Þ)
2,969
148
JX Holdings, Inc.
100,700
471
K&O Energy Group, Inc.
3,400
51
Kinder Morgan, Inc.
9,546
190
Magnolia Oil & Gas Corp.(Æ)(Ñ)
53,959
530
Matrix Service Co.(Æ)
35,889
673
NAC Kazatomprom JSC - GDR
23,436
315
National Energy Services Reunited Corp.
(Æ)
45,716
316
Natural Gas Services Group, Inc.(Æ)
22,669
270
Newpark Resources, Inc.(Æ)
48,668
292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OMV AB
2,241
131
Range Resources Corp.(Ñ)
283,842
1,143
RigNet , Inc.(Æ)
7,991
42
Royal Dutch Shell PLC Class A
16,518
479
Solaris Oilfield Infrastructure, Inc. Class
A
36,918
393
Southwestern Energy Co.(Æ)(Ñ)
370,105
759
Targa Resources Corp.
1,980
77
TETRA Technologies, Inc.(Æ)
339,709
578
Williams Cos., Inc. (The)
9,795
219
Xcel Energy, Inc.
5,079
323
13,766
Financial Services - 10.1%
Activia Properties, Inc.(ö)
63
332
Aedifica (ö)
1,734
209
Aflac, Inc.
3,916
208
Ageas
2,379
137
AGNC Investment Corp.(Æ)
18,224
311
Agree Realty Corp.(ö)
2,596
204
Allianz SE
699
171
Allied Properties Real Estate Investment
Trust(ö)
9,621
391
Allstate Corp. (The)
1,123
120
Ally Financial, Inc.
19,093
585
Alstria Office REIT-AG(ö)
11,574
217
American Financial Group, Inc.
776
81
American Homes 4 Rent(Æ)
2,396
65
Americold Realty Trust(ö)
7,606
305
Ameris Bancorp
11,261
483
Arch Capital Group, Ltd.(Æ)
3,727
156
Argo Group International Holdings, Ltd.
6,978
432
Arthur J Gallagher & Co.
1,992
182
Assicurazioni Generali SpA
8,994
183
Assura PLC(ö)
231,200
224
Assured Guaranty, Ltd.
4,531
213
Atlantic Capital Bancshares, Inc.(Æ)
26,948
503
Axis Capital Holdings, Ltd.
904
54
Baloise Holding AG
568
105
Bank of Ireland Group PLC
207,194
997
Banner Corp.
12,211
659
Berkshire Hathaway, Inc. Class B(Æ)
1,077
229
Boardwalk Real Estate Investment
Trust(ö)
11,114
369
Brixmor Property Group, Inc.(Ñ)(ö)
22,226
489
Byline Bancorp, Inc.(Æ)
14,443
250
CA Immobilien Anlagen AG
5,061
195
Cadence Bancorp
32,538
500
Capital City Bank Group, Inc.
19,059
542
CapitaLand, Ltd.
34,600
91
Capitol Federal Financial, Inc.
5,991
85
Carter Bank & Trust(Æ)
9,957
196
Castellum AB
9,715
199
Catena AB
6,075
222
Central Pacific Financial Corp.
41,538
1,201
Century Bancorp, Inc. Class A
3,580
311

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
804 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Hall Group - ADR(ö)
33,720
262
Chiba Bank, Ltd. (The)
66,900
365
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
131
China Overseas Land & Investment, Ltd.
60,000
188
Chubb, Ltd.
10,619
1,619
Cincinnati Financial Corp.
1,717
194
Civista Bancshares, Inc.
6,312
142
CK Asset Holdings, Ltd.
91,500
637
CME Group, Inc. Class A
1,174
242
Columbia Property Trust, Inc.(ö)
8,221
169
Consolidated- Tomoka Land Co.
6,935
444
Covivio (ö)
2,059
233
Cowen Group, Inc. Class A(Æ)
36,783
551
Credit Saison Co., Ltd.
98,600
1,429
Crown Castle International Corp.(ö)
624
87
CyrusOne , Inc.(ö)
6,084
433
Dai-ichi Life Holdings, Inc.
116,100
1,893
Daiwa Securities Group, Inc.
284,700
1,279
Deutsche Wohnen SE
8,775
331
Digital Realty Trust, Inc.(ö)
1,526
194
DNB ASA
11,079
201
Dundee Corp. Class A
76,387
56
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
2,265,623
477
Empire State Realty Trust, Inc. Class
A(ö)
14,970
217
Entra ASA(Þ)
18,063
270
Equinix , Inc.(Æ)(ö)
522
296
Equity Commonwealth(ö)
15,002
483
Equity Residential(ö)
11,094
984
Essent Group, Ltd.
8,920
465
Essential Properties Realty Trust, Inc.(ö)
34,834
894
Essex Property Trust, Inc.(ö)
2,116
692
Etalon Group, Ltd. - GDR
406,309
724
Everest Re Group, Ltd.
409
105
Extra Space Storage, Inc.(ö)
5,040
566
Fastighets AB Balder Class B(Æ)
3,387
131
Fidelity National Financial, Inc.
2,289
105
Fifth Third Bancorp
33,307
969
First American Financial Corp.
1,719
106
First Foundation, Inc.
57,947
928
First Interstate BancSystem , Inc. Class A
11,016
462
Fiserv, Inc.(Æ)
878
93
Foxtons Group PLC(Æ)
348,205
295
Franklin Resources, Inc.
3,918
108
Gecina SA(ö)
1,813
311
Genworth MI Canada, Inc.(Ñ)
2,795
113
Global Payments, Inc.
587
99
GLP J-REIT(Æ)(ö)
131
171
Goodman Group(ö)
16,487
163
Hallmark Financial Services, Inc.(Æ)
42,941
765
Hang Seng Bank, Ltd.
7,500
156
Hanover Insurance Group, Inc. (The)
2,174
286
Hartford Financial Services Group, Inc.
16,965
968
Hemfosa Fastigheter AB(Æ)
16,552
171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Henderson Land Development Co., Ltd.
30,000
150
HomeStreet , Inc.(Æ)
48,235
1,448
IGM Financial, Inc.
1,960
55
Independent Bank Corp.
24,850
559
Industrial Logistics Properties Trust(ö)
24,974
530
Inmobiliaria Colonial Socimi SA(ö)
11,123
144
Instone Real Estate Group AG(Æ)(Þ)
6,849
161
Intact Financial Corp.
1,572
162
Investors Real Estate Trust(ö)
18,995
1,437
Invincible Investment Corp.(ö)
237
150
Invitation Homes, Inc.(ö)
19,346
596
Jack Henry & Associates, Inc.
1,519
215
James River Group Holdings, Ltd.
2,870
103
Japan Retail Fund Investment Corp.(ö)
129
301
JPMorgan Chase & Co.
1,758
220
Kemper Corp.
8,834
635
Kennedy-Wilson Holdings, Inc.
10,693
246
Keppel DC REIT(ö)
127,400
187
Kilroy Realty Corp.(ö)
7,211
605
Kimco Realty Corp.(ö)
29,931
645
Klepierre SA - GDR(ö)
10,466
390
Ladder Capital Corp. Class A(ö)
21,996
380
LEG Immobilien AG
3,034
348
Legacy Housing Corp.(Æ)
34,429
546
Liberty Property Trust(ö)
2,709
160
Link Real Estate Investment Trust(ö)
28,930
315
Lloyds Banking Group PLC
1,237,778
911
LondonMetric Property PLC(ö)
84,908
255
LSL Property Services PLC
153,001
475
LSR Group PJSC
16,192
179
Macerich Co. (The)(Ñ)(ö)
5,499
151
Marsh & McLennan Cos., Inc.
1,766
183
MasterCard, Inc. Class A
5,473
1,515
Medical Properties Trust, Inc.(ö)
7,775
161
Merck & Co., Inc.
2,849
247
Merlin Properties Socimi SA(ö)
10,539
155
MFA Financial, Inc.(ö)
18,145
138
MGIC Investment Corp.
49,737
682
Mirvac Group(ö)
202,136
446
Mitsubishi UFJ Financial Group, Inc.
502,400
2,628
Mitsui Fudosan Co., Ltd.
77,800
1,988
Mitsui Fudosan Logistics Park, Inc.(Æ)
(ö)
39
163
Moscow Exchange MICEX-RTS PJSC
277,447
411
MS&AD Insurance Group Holdings, Inc.
4,200
135
Muenchener Rueckversicherungs-
Gesellschaft AG
725
201
National Bank Holdings Corp. Class A
23,995
825
New World Development Co., Ltd.
248,000
352
New York Community Bancorp, Inc.
4,776
56
NexPoint Residential Trust, Inc.(ö)
14,157
690
Nippon Building Fund, Inc.(ö)
39
296
NIPPON REIT Investment Corp.(ö)
51
221
Nomura Holdings, Inc.
598,000
2,715
Nomura Real Estate Holdings, Inc.
19,500
461

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 805
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Real Estate Master Fund, Inc.(ö)
192
367
Northeast Bank
16,298
349
Northwest Bancshares, Inc.
4,276
72
Old Republic International Corp.
3,027
68
Old Second Bancorp, Inc.
46,196
558
Origin Bancorp, Inc.(Ñ)
15,149
533
Oritani Financial Corp.
7,527
140
Park Hotels & Resorts, Inc.(ö)
13,688
318
Parkway Life Real Estate Investment
Trust(Æ)(ö)
70,700
170
PAX Global Technology, Ltd.
1,189,000
518
PayPal Holdings, Inc.(Æ)
15,296
1,592
Peapack Gladstone Financial Corp.
3,139
92
Pebblebrook Hotel Trust(ö)
9,063
233
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)
18,012
404
Plymouth Industrial REIT, Inc.(ö)
38,282
722
Popular, Inc.
19,970
1,088
Principal Financial Group, Inc.
2,730
146
Progressive Corp. (The)
2,253
157
Prologis, Inc.(ö)
13,305
1,168
Prosperity Bancshares, Inc.
1,729
119
Provident Financial Holdings, Inc.
3,394
68
Public Storage(Æ)(ö)
18,728
2,000
Realty Income Corp.(ö)
10,005
818
Regency Centers Corp.(ö)
7,391
497
Regional REIT, Ltd.(ö)(Þ)
79,885
109
RenaissanceRe Holdings, Ltd.
6,964
1,304
RioCan Real Estate Investment Trust(ö)
7,510
151
Royal Bank of Canada - GDR
1,201
97
Royal Bank of Scotland Group PLC
176,862
488
Sabra Health Care REIT, Inc.(ö)
11,339
279
Safety Insurance Group, Inc.
1,611
157
SBA Communications Corp.(ö)
1,450
349
Sberbank of Russia PJSC Class T
288,030
1,055
Segro PLC(ö)
27,655
303
Shimao Property Holdings, Ltd.
35,500
119
Silvercrest Asset Management Group,
Inc. Class A
24,524
295
Simon Property Group, Inc.(ö)
3,730
562
Sino Land Co., Ltd.
90,000
135
SITE Centers Corp.(ö)
11,815
183
Skandinaviska Enskilda Banken AB
Class A
20,985
201
Sompo Japan Nipponkoa Holdings, Inc.
11,394
446
Sprott , Inc.(Ñ)
297,590
687
Sumitomo Mitsui Financial Group, Inc.
85,700
3,051
Sumitomo Mitsui Trust Holdings, Inc.
28,400
1,035
Sumitomo Realty & Development Co.,
Ltd.
11,115
403
Sun Communities, Inc.(ö)
3,455
562
Sun Hung Kai Properties, Ltd.
48,500
729
Swiss Life Holding AG
225
113
Synchrony Financial
48,423
1,713
Taubman Centers, Inc.(ö)
3,941
141
Territorial Bancorp, Inc.
2,280
67
TFS Financial Corp.
4,546
88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokio Marine Holdings, Inc.
1,600
86
Tokyu Fudosan Holdings Corp.
34,006
225
Toronto Dominion Bank
1,778
102
Travelers Cos., Inc. (The)
1,019
134
Turkiye Halk Bankasi AS(Æ)
284,611
259
Two Harbors Investment Corp.(ö)
46,497
645
UDR, Inc.(ö)
23,977
1,205
UMH Properties, Inc.(ö)
43,447
649
UNITE Group PLC (The)(ö)
12,430
181
United Community Banks, Inc.
19,200
580
Uranium Participation Corp.(Æ)
260,864
761
VEREIT, Inc.(ö)
45,846
451
VICI Properties, Inc.(Ñ)(ö)
17,306
408
Visa, Inc. Class A
1,881
336
Vonovia SE
6,752
360
Wells Fargo & Co.
97,333
5,024
Welltower , Inc.(ö)
11,785
1,069
Wharf Real Estate Investment Co., Ltd.
28,195
166
WP Carey, Inc.(ö)
1,843
170
WR Berkley Corp.
1,998
140
Yellow Cake PLC(Æ)(Þ)
158,460
383
Zurich Insurance Group AG
473
185
103,925
Health Care - 2.4%
Abbott Laboratories
13,482
1,127
Accuray , Inc.(Æ)
154,622
402
Agilent Technologies, Inc.
1,264
96
Amgen, Inc.
773
165
Anthem, Inc.(Æ)
286
77
Baxter International, Inc.
2,061
158
Bayer AG
7,550
586
BeiGene , Ltd. - ADR(Æ)(Ñ)
5,134
710
BML, Inc.
19,800
581
Boston Scientific Corp.(Æ)
1,968
82
Bristol-Myers Squibb Co.(Ñ)
21,494
1,233
Cerner Corp.
832
56
Chemed Corp.
214
84
Chr Hansen Holding A/S
9,095
698
Coloplast A/S Class B
4,463
538
Cross Country Healthcare, Inc.(Æ)
301
3
Eli Lilly & Co.
1,092
124
Genmab A/S(Æ)
4,198
915
GlaxoSmithKline PLC - ADR
38,480
882
Hogy Medical Co., Ltd.
7,700
257
Johnson & Johnson
28,166
3,720
Laboratory Corp. of America
Holdings(Æ)
583
96
Medtronic PLC
2,537
276
Novartis AG
17,995
1,572
Novo Nordisk A/S Class B
15,496
853
Pfizer, Inc.
77,954
2,992
Quest Diagnostics, Inc.
1,430
145
Regeneron Pharmaceuticals, Inc.(Æ)
184
56
Roche Holding AG
6,388
1,927

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
806 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sanofi - ADR
22,138
2,041
SeaSpine Holdings Corp.(Æ)
28,862
399
Stryker Corp.
936
202
Thermo Fisher Scientific, Inc.
766
231
Toho Holdings Co., Ltd.
18,800
480
UnitedHealth Group, Inc.
1,170
296
Universal Health Services, Inc. Class B
1,214
167
Varian Medical Systems, Inc.(Æ)
1,065
129
Zoetis, Inc. Class A
1,497
191
24,547
Materials and Processing - 3.4%
Allegheny Technologies, Inc.(Æ)(Ñ)
16,447
346
Amcor, Ltd. Class A
68,291
650
Asahi Glass Co., Ltd.
55,500
1,945
Aspen Aerogels, Inc.(Æ)
33,014
192
Bear Creek Mining Corp.(Æ)
147,420
278
Cameco Corp. Class A
262,927
2,347
Carpenter Technology Corp.
3,468
170
Centerra Gold, Inc.(Æ)
186,630
1,591
Conic Metails Corp.(Æ)
24,879
36
Fastenal Co.
2,862
103
Gabriel Resources, Ltd.(Æ)
3,079,742
1,520
Getlink SE
34,423
576
Gold Fields, Ltd. - ADR
158,764
980
Haynes International, Inc.
11,118
383
Impala Platinum Holdings, Ltd.(Æ)
94,082
647
International Tower Hill Mines, Ltd.(Æ)
72,849
40
Ivanhoe Mines, Ltd. Class A(Æ)
215,902
536
JFE Holdings, Inc.
66,700
835
Kuraray Co., Ltd.
102,700
1,220
LafargeHolcim , Ltd.(Æ)
2,037
105
Landec Corp.(Æ)
84,900
836
Lundin Gold, Inc.(Æ)
57,999
348
MHP SE - GDR
130,364
1,103
Mosaic Co. (The)
13,692
272
New Gold, Inc.(Æ)
996,827
1,047
Newcrest Mining, Ltd.
86,425
1,888
NexGen Energy, Ltd.(Æ)(Ñ)
503,354
650
NGK Insulators, Ltd.
60,300
926
Nippon Steel & Sumitomo Metal Corp.
201,700
2,940
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
197,011
115
Novagold Resources, Inc.(Æ)(Ñ)
156,693
1,141
NSK, Ltd.
69,400
644
Pan American Silver Corp.
55,040
935
PGT Innovations, Inc.(Æ)
26,878
475
Polyus PJSC - GDR
17,186
1,012
PPG Industries, Inc.
1,048
131
Rio Tinto PLC
2,224
116
Safestore Holdings PLC(ö)
8,606
78
Schweitzer-Mauduit International, Inc.
37,317
1,511
Seabridge Gold, Inc.(Æ)
56,429
727
Sonoco Products Co.
1,303
75
Tikkurila OYJ
29,443
470
Travis Perkins PLC
27,538
512
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turquoise Hill Resources, Ltd.(Æ)
2,154,391
900
Universal Stainless & Alloy Products,
Inc.(Æ)
35,819
481
Wheaton Precious Metals Corp.
40,645
1,141
Yamato Kogyo Co., Ltd. - GDR
25,300
656
35,630
Producer Durables - 5.2%
Accenture PLC Class A
1,281
238
Aena SA(Þ)
1,237
227
Aeroports de Paris
908
173
Ametek , Inc.
2,297
211
Andritz AG
16,807
755
Ardmore Shipping Corp.(Æ)
108,286
865
Argan , Inc.
19,517
739
Asahi Diamond Industrial Co., Ltd.
11,800
74
Astec Industries, Inc.
10,071
353
AstroNova , Inc.
7,217
114
Atlantia SpA
10,991
272
Auckland International Airport, Ltd.
27,511
164
Aurizon Holdings, Ltd.
27,132
110
Automatic Data Processing, Inc.
1,525
247
BAE Systems PLC
257,994
1,927
Bouygues SA - ADR
3,783
160
Bureau Veritas SA
26,004
664
Cintas Corp.
576
155
COSCO Shipping Ports, Ltd.
58,000
45
CPI Aerostructures , Inc.(Æ)
54,938
428
Cummins, Inc.
1,241
214
Daiseki Co., Ltd.
11,500
334
Danaher Corp.
1,675
231
Danone SA
10,336
858
Delta Air Lines, Inc.
3,903
215
Denso Corp.
19,500
905
Diana Shipping, Inc.(Æ)
105,923
389
Eaton Corp. PLC
1,906
166
Ebara Corp.
22,800
675
Eiffage SA
1,886
203
Euronav NV
18,329
204
Ferrovial SA
5,343
158
Flughafen Zurich AG
1,455
262
FreightCar America, Inc.(Æ)
65,428
219
Fukuda Corp.
2,900
125
Fukushima Industries Corp.
10,300
323
GEA Group AG
26,718
817
Generac Holdings, Inc.(Æ)
2,972
287
General Electric Co.
82,762
826
Granite Construction, Inc.
6,605
155
Great Lakes Dredge & Dock Corp.(Æ)
60,418
649
Grupo Aeroportuario del Pacifico SAB de
CV - ADR
1,448
151
Grupo Aeroportuario del Pacifico SAB de
CV Class B
9,473
99
Guangshen Railway Co., Ltd. Class H
1,886,000
602
Hackett Group, Inc. (The)
31,651
535
Hankook Tire Worldwide Co., Ltd.
25,620
292

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HGIM Corp.(Æ)
1,084
12
Hill International, Inc.(Æ)
49,362
141
Hirose Electric Co., Ltd.
3,800
477
Honeywell International, Inc.
1,437
248
Hoshizaki Corp.
5,600
476
ICF International, Inc.
18,559
1,590
IHS Markit , Ltd.(Æ)
17,951
1,257
Japan Steel Works, Ltd. (The)
15,100
319
JGC Holdings Corp.
107,600
1,560
Jiangsu Expressway Co., Ltd. Class H
70,000
93
Johnson Controls International PLC(Æ)
4,336
188
Kajima Corp.
152,000
2,085
Kamigumi Co., Ltd.
18,000
408
KBR, Inc.
38,869
1,095
Koninklijke Vopak NV
2,300
127
Kurita Water Industries, Ltd.
3,800
109
L3Harris Technologies, Inc.
470
97
Liquidity Services, Inc.(Æ)
54,241
352
Lookers PLC
408,076
262
Luks Group Vietnam Holdings Co., Ltd.
390,000
85
Macquarie Infrastructure Corp.
1,175
51
Meggitt PLC
90,394
732
Mitsubishi Corp.
45,600
1,159
Mitsui & Co., Ltd.
110,300
1,893
MTR Corp., Ltd.
36,000
206
Nestle SA
15,504
1,655
Nippon Yusen
54,700
982
Obayashi Corp.
111,500
1,146
Organo Corp.
11,400
619
Orion Group Holdings, Inc.(Æ)
119,285
584
Orkla ASA
164,868
1,585
PACCAR Financial Corp.
2,756
210
Paychex, Inc.
1,963
164
Persol Holdings Co., Ltd.
38,900
743
Radiant Logistics, Inc.(Æ)
54,903
296
Real Alloy(Æ)(Š)
42
1,609
Republic Services, Inc. Class A
2,094
183
Safran SA
1,227
194
Scorpio Tankers, Inc.
24,202
770
Secom Joshinetsu Co., Ltd.
3,362
109
Seiko Epson Corp.
75,000
1,059
SIA Engineering Co., Ltd.
10,500
21
Singapore Airlines, Ltd.(Æ)
7,500
52
Spirit Airlines, Inc.(Æ)
7,233
272
StealthGas , Inc.(Æ)
189,753
624
Stolt-Nielsen, Ltd. Class A
35,830
442
Swire Pacific, Ltd. Class A
17,500
165
Sydney Airport
46,933
283
Teekay Tankers, Ltd. Class A(Æ)
136,288
278
Transurban Group - ADR(Æ)
33,613
343
Tsakos Energy Navigation, Ltd.
111,772
397
Tutor Perini Corp.(Æ)
136,600
2,114
United Technologies Corp.
1,848
265
USA Truck, Inc.(Æ)
24,343
193
Vectrus , Inc.(Æ)
17,824
815
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vinci SA
2,361
265
Volvo AB Class B
6,810
102
Waste Management, Inc.
1,864
209
Waters Corp.(Æ)
901
191
West Japan Railway Co.
1,100
95
Yamato Holdings Co., Ltd.
74,200
1,238
YRC Worldwide, Inc.(Æ)(Ñ)
136,193
456
53,565
Technology - 3.8%
Adesto Technologies Corp.(Æ)(Ñ)
39,710
364
Alibaba Group Holding, Ltd. - ADR(Æ)
8,716
1,540
Allot Communications, Ltd.(Æ)
49,008
382
Alpha & Omega Semiconductor, Ltd.(Æ)
17,823
233
Alphabet, Inc. Class A(Æ)
3,803
4,788
Alphabet, Inc. Class C(Æ)
45
57
Alteryx, Inc. Class A(Æ)
4,299
393
Apple, Inc.
1,514
377
BCE, Inc.
3,125
148
Cars.com, Inc.(Æ)
28,937
327
Cisco Systems, Inc.
6,112
290
CK Hutchison Holdings, Ltd. Class B
113,855
1,051
Cognizant Technology Solutions Corp.
Class A
32,770
1,997
Coherent, Inc.(Æ)
1,251
186
CommVault Systems, Inc.(Æ)
3,420
170
Cosel Co., Ltd.
33,439
367
DSP Group, Inc.(Æ)
12,938
193
Electronic Arts, Inc.(Æ)
9,653
931
Facebook, Inc. Class A(Æ)
15,629
2,995
FANUC Corp.
4,900
967
Icom , Inc.
11,643
263
Infrastrutture Wireless Italiane SpA (Þ)
11,694
120
Intel Corp.
3,978
225
InterXion Holding NV(Æ)
4,955
437
Maxar Technologies, Inc.(Ñ)
32,864
279
Microsoft Corp.
5,728
821
MicroStrategy , Inc. Class A(Æ)
4,841
742
MiX Telematics, Ltd. - ADR
19,063
240
Motorola Solutions, Inc.
891
148
NEC Corp.
3,400
134
NeoPhotonics Corp.(Æ)
62,203
409
NetScout Systems, Inc.(Æ)
18,251
442
Nice, Ltd. - ADR(Æ)(Ñ)
6,096
962
NTT DOCOMO, Inc.
6,300
173
NVC Lighting Holdings, Ltd.
873,427
125
Ooma , Inc.(Æ)
42,218
479
Oracle Corp.
61,826
3,369
Plantronics, Inc.
7,539
297
QAD, Inc. Class A
2,749
128
QUALCOMM, Inc.
11,373
915
Salesforce.com, Inc.(Æ)
8,801
1,377
ServiceNow , Inc.(Æ)
7,024
1,737
Silverlake Axis, Ltd.
254,181
85
Singapore Telecommunications, Ltd.
669,166
1,621

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
808 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Splunk , Inc.(Æ)
8,131
975
SYNNEX Corp.
778
92
Synopsys, Inc.(Æ)
1,245
169
Tencent Holdings, Ltd.
27,406
1,118
Texas Instruments, Inc.
1,867
220
Transcosmos , Inc.
14,700
368
Twilio , Inc. Class A(Æ)(Ñ)
7,373
712
Vodafone Group PLC
516,196
1,056
Yahoo! Japan Corp.
347,300
1,064
39,058
Utilities - 3.7%
AES Corp.
4,376
75
ALLETE, Inc.
3,988
343
Alliant Energy Corp.
7,837
418
Ameren Corp.
1,853
144
American Electric Power Co., Inc.
1,001
94
American Water Works Co., Inc.
2,672
329
Aqua America, Inc.
2,090
95
AT&T, Inc.
5,788
223
Atmos Energy Corp.
1,509
170
Avista Corp.
4,965
238
Canadian Natural Resources, Ltd.
11,275
284
Canadian Utilities, Ltd. Class A
6,338
185
CenterPoint Energy, Inc.
3,895
114
Centrais Eletricas Brasileiras SA
90,958
897
CGN Power Co., Ltd. Class H(Š)(Þ)
523,000
136
Cheniere Energy, Inc.(Æ)
3,794
234
China Mobile, Ltd.
40,500
329
China Telecom Corp., Ltd. Class H
1,882,000
802
Chubu Electric Power Co., Inc.
3,700
55
Chugoku Electric Power Co., Inc. (The)
13,000
173
CLP Holdings, Ltd.
13,500
140
CMS Energy Corp.
4,191
268
Consolidated Edison, Inc.
1,016
94
Dominion Energy, Inc.
5,409
447
DTE Energy Co.
687
87
Duke Energy Corp.
2,143
202
Edison International
1,698
107
El Paso Electric Co.
3,181
212
Electric Power Development Co., Ltd.
65,100
1,575
Electricite de France SA
152,654
1,578
Elia System Operator SA
1,494
129
Emera, Inc.
1,680
70
Enbridge, Inc.
20,751
756
Enel SpA
35,287
273
Energias de Portugal SA
43,633
180
Engie SA
45,305
758
ENN Energy Holdings, Ltd.
5,596
64
Entergy Corp.
1,338
163
Evergy , Inc.
2,004
128
Eversource Energy(Æ)
1,839
154
Exelon Corp.
24,065
1,095
Federal Grid PJSC
609,265,540
1,753
FirstEnergy Corp.
8,571
414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortis, Inc.
1,719
71
Guangdong Investment, Ltd.
57,039
123
Hawaiian Electric Industries, Inc.
4,361
197
HighPoint Resources Corp.(Æ)
524,238
556
Hiroshima Gas Co., Ltd.
14,600
49
HK Electric Investments & HK Electric
Investments, Ltd.
184,500
184
Hokkaido Gas Co., Ltd.
3,600
54
Iberdrola SA
37,600
386
Idacorp , Inc.
367
39
Infraestructura Energetica Nova SAB
de CV
15,860
70
Inpex Corp.
31,700
294
International Business Machines Corp.
1,542
206
KDDI Corp.
74,500
2,065
Keyera Corp.
4,498
104
Korea Electric Power Corp.
15,053
329
Korea Electric Power Corp. - ADR(Ñ)
44,807
488
KT Corp.
16,509
376
KT Corp. - ADR
186,546
2,094
Kyushu Electric Power Co., Inc.
5,100
51
Mammoth Energy Services, Inc.(Ñ)
67,123
107
MEG Energy Corp. Class A(Æ)
364,181
1,399
Montage Resources Corp.(Æ)
15,040
68
National Grid PLC
8,547
100
Neoenergia SA
12,812
67
NextEra Energy, Inc.
3,170
756
Nippon Telegraph & Telephone Corp.
40,405
2,002
NiSource, Inc.
3,169
89
NorthWestern Corp.
5,801
420
OGE Energy Corp.
3,842
165
ONE Gas, Inc.
793
74
Orsted A/S Class A(Þ)
1,750
153
Osaka Gas Co., Ltd.
44,100
861
Pattern Energy Group, Inc. Class A
5,811
163
PCCW, Ltd.
131,000
78
Pembina Pipeline Corp.
6,092
214
Pinnacle West Capital Corp.
1,765
166
Plains GP Holdings, LP Class A(Æ)
5,159
96
Portland General Electric Co.
5,960
339
Power Assets Holdings, Ltd.
12,000
86
PPL Corp.
35,948
1,204
Public Service Enterprise Group, Inc.
2,811
178
Rosehill Resources, Inc. Class A(Æ)
25,053
39
RusHydro PJSC
248,504,026
1,976
Sempra Energy
1,578
228
Shenergy Co., Ltd. Class A
122,100
100
Shikoku Electric Power Co., Inc.
3,600
36
Shizuoka Gas Co., Ltd.
5,200
45
South Jersey Industries, Inc.(Ñ)
8,548
275
Southern Co. (The)
4,394
275
Spire, Inc.
936
79
Spok Holdings, Inc.
13,510
161
TC Energy Corp.(Æ)
8,395
423
Tele2 AB Class B
13,223
189

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TELUS Corp.
968
34
Toho Gas Co., Ltd.
1,000
39
Tohoku Electric Power Co., Inc.
5,800
59
Tokyo Gas Co., Ltd.
2,000
49
United Utilities Group PLC
10,382
117
Unitil Corp.
4,253
265
Verbund AG Class A
2,670
145
Verizon Communications, Inc.
5,620
340
Vistra Energy Corp.
2,301
62
WEC Energy Group, Inc.(Æ)
4,902
463
37,905
Total Common Stocks
(cost $341,920) 359,450
Preferred Stocks - 2.2%
Consumer Discretionary - 0.2%
CHS, Inc.
7.500% due 01/21/25(¢)
15,020
416
GMAC Capital Trust I
7.943% due 02/15/40
24,117
636
Hyundai Motor Co.
4.898% (Ÿ)
7,818
533
1,585
Consumer Staples - 0.0%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/12/19(¢)
2,100
210
7.875% due 12/01/25(¢)
2,500
250
460
Energy - 0.0%
Sempra Energy
5.750% due 07/01/79
4,839
128
Financial Services - 1.6%
Aegon Funding Corp. II
5.100% due 12/15/49
22,000
567
Affiliated Managers Group, Inc.
5.875% due 03/30/59
12,000
320
Allstate Corp. (The)
5.100% due 10/15/24(¢)
24,619
647
American Financial Group, Inc.
5.875% due 03/30/59
9,133
247
American International Group, Inc.
5.850% due 03/15/24(¢)
9,792
266
Apollo Global Management, Inc.
6.375% due 03/15/23(¢)
22,356
602
Arch Capital Group, Ltd.
5.250% due 09/29/21(¢)
11,100
283
Athene Global Funding
6.350% due 06/30/29(¢)
27,504
774
Bank of America Corp.
7.250%
190
288
5.875% due 07/24/23(¢)
19,725
535
6.000% due 05/16/23(¢)
17,425
475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 04/25/21(¢)
7,360
193
Berkley (WR) Corp.
5.700% due 03/30/58
15,000
396
Capital One Financial Co.
5.000% due 12/01/24(¢)
11,331
285
Citizens Financial Group, Inc.
6.350% due 04/06/24(¢)
10,000
281
5.000% due 01/06/25(¢)
5,100
127
CoBank ACB
6.250% due 10/01/22(¢)
7,300
775
Digital Realty Trust, Inc.
5.200% due 10/10/24(¢)
10,000
260
Farm Credit Bank of Texas
10.000% due 12/15/20(¢)
100
111
6.750% due 09/15/23(¢)
5,596
605
First Republic Bank
5.500% due 06/30/23(¢)
9,665
257
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
10,144
266
Hartford Financial Services Group, Inc.
(The)
6.000% due 11/15/23(¢)
5,974
163
Iberiabank Corp.
6.100% due 05/01/24(¢)
10,000
266
JPMorgan Chase & Co.
5.450% due 12/01/19(¢)
9,117
228
5.750% due 12/01/23(¢)
5,725
156
4.750% due 12/01/24(¢)
9,975
249
Monmouth Real Estate Investment Corp.
6.125% due 09/15/21(¢)
10,484
262
Morgan Stanley
6.375% due 10/15/24(¢)
15,885
447
5.850% due 04/15/27(¢)
12,013
332
National Storage Affiliates Trust
6.000% due 10/11/22(¢)
9,364
247
Northern Trust Corp.
4.700% due 01/01/25(¢)
8,000
200
PartnerRe, Ltd.
5.875% due 04/29/21(¢)
3,316
87
PS Business Parks, Inc.
5.200% due 10/10/24(¢)
7,000
174
Regions Financial Corp.
5.700% due 05/15/29(¢)
21,914
600
Reinsurance Group of America, Inc.
6.200% due 09/15/42
7,829
213
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢)
12,945
350
Rexford Industrial Realty, Inc.
5.875% due 08/16/21(¢)
15,415
406
SITE Centers Corp.
6.375% due 06/05/22(¢)
10,800
292
South Jersey Industries, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
810 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 09/16/79
14,000
367
Spirit Realty Capital, Inc.
6.000% due 10/03/22(¢)
7,268
190
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢)
8,000
214
Synovus Financial Corp.
5.875% due 07/01/24(¢)
9,000
238
UMH Properties, Inc.
6.750% due 07/26/22(¢)
5,925
159
Unum Group
6.250% due 06/15/58
9,924
272
Voya Financial, Inc.
5.350% due 09/15/29(¢)
12,066
327
Wells Fargo & Co.
5.850% due 09/15/23(¢)
11,575
312
5.125% due 12/12/19(¢)
6,225
157
5.625% due 06/15/22(¢)
6,374
168
5.700% due 03/15/21(¢)
8,344
216
WR Berkley Corp.
5.750% due 06/01/56
8,630
224
16,076
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.341% (Ÿ)
7,648
448
Utilities - 0.4%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78
11,275
315
6.200% due 07/01/79
8,447
235
AT&T, Inc.
5.625% due 08/01/67
9,000
248
CMS Energy Corp.
5.875% due 03/01/79
11,000
308
Duke Energy Corp.
5.750% due 06/15/24(¢)
14,711
410
Enbridge, Inc.
6.375% due 04/15/78
6,957
191
Energy Transfer Operating, LP
7.625% due 08/15/23(¢)
18,971
468
7.600% due 05/15/24(¢)
4,925
125
Integrys Holding, Inc.
6.000% due 08/01/73
10,150
279
NextEra Energy Capital Holdings, Inc.
5.650% due 03/01/79
24,359
676
NiSource, Inc.
6.500% due 03/15/24(¢)
8,594
238
Spire, Inc.
5.900% due 08/15/24(¢)
11,666
316
3,809
Total Preferred Stocks
(cost $21,233) 22,506
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Options Purchased - 2.7%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Nov 2019 101.63
Call (1) USD 229,000 (ÿ) 340
JPMorgan Chase Nov 2019 102.72
Call (1) USD 54,000 (ÿ) 45
JPMorgan Chase Nov 2019 103.94
Call (1) USD 32,000 (ÿ) 6
JPMorgan Chase Nov 2019 99.74
Put (1) USD 13,000 (ÿ) —
JPMorgan Chase Nov 2019 101.24
Put (1) USD 13,000 (ÿ) 4
MSCI Emerging Markets
ETF
Goldman Sachs Nov 2019 40.00
Put (1,037,037) USD 1,037 (ÿ) 32
Russell 2000 Index
Bank of America Jan 2020
1,431.00 Put (11,321) USD 16,200 (ÿ) 156
Goldman Sachs Jan 2020 1,436.11
Put (11,280) USD 16,199 (ÿ) 162
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
503
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
544
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
586
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
606
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
436
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
422
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
455
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
748
(Barclays, USD 1.731%/USD 3 Month
LIBOR, USD 22,623, 12/30/19)
Barclays Dec 2019 0.00 Call (1)
22,623
(ÿ)
314
(Citigroup, USD 1.548%/USD 3 Month
LIBOR, USD 70,000, 11/25/19)
Citigroup Nov 2019 0.00 Call (1)
69,999
(ÿ)
325
(Citigroup, USD 1.580%/USD 3 Month
LIBOR, USD 35,343, 03/13/20)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup Mar 2020 0.00 Call (1)
35,343
(ÿ)
394
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
586
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
173
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
565
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
378
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
594
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
820
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
831
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
622
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
666
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
460
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
578
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
584
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
701
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
826
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
889
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
733
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/25/29)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
679
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
444
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
433
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
479
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
655
(Barclays, USD 3 Month LIBOR/USD
1.731%, USD 22,623, 12/30/19)
Barclays Dec 2019 0.00 Put (1)
22,623
(ÿ)
26
(Citigroup, USD 3 Month LIBOR/USD
1.580%, USD 35,343, 03/13/20)
Citigroup Mar 2020 0.00 Put (1)
35,343
(ÿ)
179
(Citigroup, USD 3 Month LIBOR/USD
1.788%, USD 70,000, 11/25/19)
Citigroup Nov 2019 0.00 Put (1)
69,999
(ÿ)
94
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
684
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
293
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
760
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
465
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
721
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
929
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
916
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
746
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
738
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
475

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
812 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
552
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
527
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
569
Total Options Purchased
(cost $30,772) 27,448
Warrants & Rights - 0.0%
Harvey Gulf International Marine LLC
(Æ)
2023  Warrants 4,847 48
Pan American Silver Corp. (Æ)( Š )
2029  Rights 206,819 44
Total Warrants & Rights
(cost $226) 92
Short-Term Investments - 25.0%
AK Steel Corp.
5.000% due 11/15/19
1,072
1,072
BlackRock TCP Capital Corp.
5.250% due 12/15/19
864
870
CalAmp Corp.
1.625% due 05/15/20
673
663
Charming Charlie, Inc. Term Loan
2.500% due 05/15/20 (~)(Ê)
6
6
20.000% due 05/15/20 (Ê)
34
32
Citigroup, Inc.
5.950% due 07/27/20 (Ê)(ƒ)
143
151
Colombian Titulos de Tesoreria
Series B
11.000% due 07/24/20
COP 12,246,200
3,791
Echo Global Logistics, Inc.
2.500% due 05/01/20
948
939
Forestar Group, Inc.
3.750% due 03/01/20
1,057
1,055
GNC Holdings, Inc.
1.500% due 08/15/20
484
467
InterDigital , Inc.
1.500% due 03/01/20
120
119
Pattern Energy Group, Inc.
Class X
4.000% due 07/15/20
1,402
1,486
PennyMac Corp.
5.375% due 05/01/20
1,982
1,998
PRA Group, Inc.
3.000% due 08/01/20
1,721
1,706
RWT Holdings, Inc.
5.625% due 11/15/19
1,384
1,385
Southcross Energy Partners, LP Delayed
Draw Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11.930% due 12/30/19 (Ê)
10
10
Southcross Energy Partners, LP Term
Loan
10.250% due 12/30/19 (Ê)
10
10
Tesla Energy Operations, Inc.
1.625% due 11/01/19 (Ñ)
1,076
1,075
Thailand Government International Bond
2.550% due 06/26/20
THB 1,800
60
TPG Specialty Lending, Inc.
4.500% due 12/15/19
1,192
1,201
U.S. Cash Management Fund (@)
218,615,001
(∞)
218,704
United States Treasury Bills
1.713% due 11/07/19 (ç)(ž)
2,687
2,686
1.790% due 11/14/19 (ç)(ž)
504
504
1.922% due 11/21/19 (ç)(ž)
218
218
2.068% due 12/05/19 (ç)(ž)
2,634
2,629
1.904% due 12/12/19 (ç)(ž)
1,773
1,769
1.491% due 12/12/19 (ç)(ž)
4,780
4,771
1.437% due 12/19/19 (ç)(ž)
1,080
1,078
1.561% due 01/02/20 (ž)
415
414
1.862% due 02/20/20 (ž)
648
645
1.546% due 03/12/20 (ž)
4,224
4,200
1.534% due 04/02/20 (ž)
42
42
1.549% due 04/09/20 (ž)
257
255
1.430% due 04/30/20 (ž)
2,510
2,493
Whiting Petroleum Corp.
1.250% due 04/01/20
141
139
Total Short-Term Investments
(cost $258,677) 258,643
Other Securities - 1.5%
U.S. Cash Collateral Fund(×)(@)
15,512,242
(∞)
15,512
Total Other Securities
(cost $15,512) 15,512
Total Investments 99.2%
(identified cost $1,016,239) 1,024,062
Other Assets and Liabilities,
Net - 0.8%
8,313
Net Assets - 100.0%
1,032,375

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 813
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.8%
Aena SA 11/09/15 EUR 1,237 106.82 132
227
Aphria , Inc. 07/10/19 355,000 87.96 312
230
AXA SA 01/14/19 600,000 106.57 639
713
Bank of China (Hong Kong), Ltd. 09/11/18 800,000 100.09 801
857
BHP Billiton Finance USA, Ltd. 07/15/16 450,000 109.93 495
528
BNP Paribas SA 07/14/16 200,000 102.30 205
210
BNP Paribas SA 07/14/16 300,000 113.00 339
334
BNP Paribas SA 08/13/18 500,000 105.48 527
565
Century Aluminum Co. 07/21/16 2,290,000 96.99 2,222
2,209
CGN Power Co., Ltd. 09/23/19 HKD 523,000 0.26 136
136
Credit Agricole SA 02/03/16 600,000 102.61 616
719
Credit Agricole SA 02/20/19 200,000 100.00 200
218
Credit Agricole SA 03/12/19 200,000 107.50 215
225
Credit Suisse Group AG 07/09/18 800,000 102.93 823
863
Credit Suisse Group AG 10/15/19 200,000 108.41 217
218
Credit Suisse NY 08/14/19 500,000 100.00 500
527
Dai-ichi Life Insurance Co., Ltd. (The) 07/13/16 200,000 100.00 200
209
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
327
Dai-ichi Life Insurance Co., Ltd. (The) 02/12/18 450,000 113.10 509
487
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
250
Dairy Farmers of America, Inc. 03/20/17 2,100 10,687.50 224
210
Dresdner Funding Trust I 07/18/16 300,000 115.23 346
401
Electricite de France SA 02/07/18 750,000 101.75 763
774
Electricite de France SA 03/08/19 300,000 98.80 296
315
Enel SpA 12/07/16 450,000 114.37 515
529
Entra ASA 11/01/16 NOK 18,063 11.73 212
270
Farm Credit Bank of Texas 07/18/16 5,596 106.13 594
605
Granite Point Mortgage Trust, Inc. 04/11/18 743,000 100.04 743
757
GTT Communications, Inc. 09/25/18 313,000 78.42 245
182
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
202
High Ridge Brands Co. 03/17/17 1,640,000 — 1,619
—
HSBC Capital Funding, LP 07/14/16 375,000 145.95 547
616
Infrastrutture Wireless Italiane SpA 01/06/17 EUR 11,694 4.72 55
120
Innogy SE 05/25/18 EUR 2,969 42.69 127
148
Instone Real Estate Group AG 03/28/19 EUR 6,849 23.41 160
161
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 158,000 97.97 155
157
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
178
LCM XVIII, LP 04/12/18 500,000 100.00 500
436
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
615
Meiji Yasuda Life Insurance Co. 04/19/18 200,000 100.00 200
225
Meiji Yasuda Life Insurance Co. 05/30/18 400,000 102.92 412
442
MetLife Capital Trust IV 04/05/17 700,000 122.04 854
929
MetLife, Inc. 09/20/17 550,000 138.00 759
802
Mitsui Sumitomo Insurance Co., Ltd. 02/27/19 800,000 100.60 805
894
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 716,000 85.65 613
684
Morgan Stanley Capital I Trust 07/26/17 496,000 88.29 438
455
Morgan Stanley Capital I Trust 08/21/17 586,000 87.72 514
537
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
325
Nippon Life Insurance Co. 05/30/18 205,000 103.02 211
217
Nippon Life Insurance Co. 02/08/19 300,000 102.71 308
328
One Call Corp. 02/28/19 7,828,864 86.61 6,781
6,693
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 05/05/15 3,340,000 93.36 3,119
2,170
Orsted A/S 08/15/19 DKK 1,750 79.82 114
153
Rackspace Hosting, Inc. 10/11/18 324,000 92.57 300
296
Regional REIT, Ltd. 09/23/19 GBP 79,885 1.29 103
109
RWT Holdings, Inc. 09/30/19 1,082,000 100.95 1,092
1,096
Societe Generale SA 09/21/17 200,000 108.55 217
211
Societe Generale SA 02/07/18 200,000 112.04 224
219
Sompo Japan Insurance, Inc. 02/08/18 400,000 105.76 423
430
Sound Point CLO III-R, Ltd. 01/09/19 500,000 96.02 480
406
Sound Point CLO XIX, Ltd. 03/27/18 700,000 99.09 694
586
Standard Chartered PLC 02/07/18 200,000 109.87 220
218
Standard Chartered PLC 10/11/18 200,000 101.25 203
212

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
814 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
908
Sumitomo Life Insurance Co. 06/14/18 200,000 108.97 218
225
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
441
Trinitas CLO VIII, Ltd. 07/11/19 250,000 90.06 225
212
Trinitas CLO X, Ltd. 03/15/19 550,000 95.17 523
501
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
429
UBS-Barclays Commercial Mortgage Trust 10/18/17 158,000 70.49 111
129
WFRBS Commercial Mortgage Trust 11/01/17 31,000 88.69 27
31
Yellow Cake PLC 09/23/19 GBP 158,460 2.60 412
383
ZAIS CLO 11, Ltd. 11/16/18 750,000 97.15 729
624
39,248
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 815
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
Alpha 3 BV Term Loan B USD 3 Month LIBOR 3.000
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
American International Group, Inc. USD 3 Month LIBOR 2.868
American International Group, Inc. USD 3 Month LIBOR 4.195
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Argentum 47, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.265
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
Assurant, Inc. USD 3 Month LIBOR 4.135
Avaya, Inc. Term Loan B USD 1 Month LIBOR 4.250
AXA SA USD 3 Month LIBOR 2.256
Banco Bilbao Vizcaya Argentaria, SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.192
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 4.174
Bank of America Corp. USD 3 Month LIBOR 3.705
Bank of China (Hong Kong), Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.036
Barclays PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.772
Bass Pro Group LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
Bausch Health Americas, Inc. Term Loan B USD 3 Month LIBOR 3.000
BB&T Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.003
Belron SA Term Loan B USD 3 Month LIBOR 2.250
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blount International, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.750
BNP Paribas SA USD 3 Month LIBOR 1.290
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.150
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.314
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
816 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 5.750
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charming Charlie, Inc. Delayed Draw Term Loan USD 3 Month LIBOR 3.500
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 2.500
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 20.000
Charter Communications Operating, LLC Term Loan B2 USD 3 Month LIBOR 1.750
CHG PPC Parent LLC Term Loan B USD 1 Month LIBOR 2.750
Citigroup, Inc. USD 3 Month LIBOR 4.230
Citigroup, Inc. USD 3 Month LIBOR 4.068
Citigroup, Inc. Secured Overnight Financing Rate 3.813
Citigroup, Inc. USD 3 Month LIBOR 4.517
Citigroup, Inc. USD 3 Month LIBOR 3.905
Clear Channel Outdoor Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
CoBank ACB USD 3 Month LIBOR 4.660
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. Term Loan B1 USD 3 Month LIBOR 8.750
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Cortes NP Acquisition Corp Term Loan B USD 3 Month LIBOR 4.000
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.185
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.319
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.898
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.108
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.600
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.332
Credit Suisse NY
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.822
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
CWGS Group LLC Term Loan USD 1 Month LIBOR 5.750
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 4.560
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.660
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.680
Diamond (BC) BV 1st Lien Term Loan USD 3 Month LIBOR 3.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
DNB Bank ASA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.080
Duke Energy Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.388
Dynatrace LLC 1st Lien Term Loan USD 3 Month LIBOR 2.750
EagleView Technology Corp. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 817
Variable Rate Securities
Securities Referenced Rate Spread %
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.709
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.041
Ellie Mae, Inc. Term Loan USD 2 Month LIBOR 4.000
Emera, Inc. USD 3 Month LIBOR 5.440
Enbridge, Inc. USD 3 Month LIBOR 3.890
Enbridge, Inc. USD 3 Month LIBOR 3.641
Enel SpA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.880
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Entegris , Inc. Term Loan B USD 1 Month LIBOR 2.000
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 5.950

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
818 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.650
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Fukoku Mutual Life Insurance Co. USD 3 Month LIBOR 4.370
Gates Global, LLC Term Loan USD 1 Month LIBOR 2.750
General Electric Co. USD 3 Month LIBOR 3.330
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 819
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.623
Granite Acquisition, Inc. Term Loan B USD 3 Month LIBOR 3.500
Gray Television, Inc. 1st Lien Term Loan C USD 3 Month LIBOR 2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.250
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP USD 1 Month LIBOR 4.500
H.B. Fuller Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Hanwha Life Insurance Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.000
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Capital Funding, LP USD 3 Month LIBOR 4.980
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 5.514
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
I-Logic Technologies Bidco , Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
ING Groep NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.342
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
JPMorgan Chase & Co. USD 3 Month LIBOR 3.330
JPMorgan Chase & Co. USD 3 Month LIBOR 3.780
JPMorgan Chase & Co. Secured Overnight Financing Rate 3.380
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.496
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.760
Lower Cadence Holdings LLC Term Loan B USD 1 Month LIBOR 4.000
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
Meiji Yasuda Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.150
Meiji Yasuda Life Insurance Co.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.230
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
MetLife, Inc. USD 3 Month LIBOR 2.959
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MH Sub I LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II, LLC Term Loan B USD 3 Month LIBOR 2.750

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
820 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Midwest Physician Administrative Services, LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitchell International, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Mitsui Sumitomo Insurance Co., Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.256
Navistar International Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NCR Corp. Term Loan USD 1 Week LIBOR 2.500
NextEra Energy Capital Holdings, Inc. USD 3 Month LIBOR 3.156
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.750
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.650
Nippon Life Insurance Co. USD 3 Month LIBOR 4.240
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
NN, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
On Assignment, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.000
Open Text Corp. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Platform Specialty Products Corp. 1st Lien Term Loan USD 3 Month LIBOR 2.250
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Post Holdings, Inc. Incremental Term Loan B USD 1 Month LIBOR 2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC/Prime Finance, Inc. 2019 Term Loan B1 USD 1 Month LIBOR 3.250
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
Prudential Financial, Inc. USD 3 Month LIBOR 3.040
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.395
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.300
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.000
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 4.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
RHP Hotel Properties, LP Term Loan B USD 1 Month LIBOR 2.000
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.720
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 821
Variable Rate Securities
Securities Referenced Rate Spread %
S2P Acquisition Borrower, Inc. Term Loan USD 1 Month LIBOR 4.000
Seadrill Operating, LP Term Loan B USD 3 Month LIBOR 6.000
Skandinaviska Enskilda Banken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.463
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.979
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.238
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
Sompo Japan Insurance, Inc. USD 3 Month LIBOR 4.270
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southcross Energy Partners, LP 1st Lien Term Loan B USD 3 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 1 Month LIBOR 10.000
Southcross Energy Partners, LP Term Loan USD 3 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.301
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.723
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan B1 USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Sumitomo Life Insurance Co. USD 3 Month LIBOR 4.440
SunTrust Banks, Inc. USD 3 Month LIBOR 2.786
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Svenska Handelsbanken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.689
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.864
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.582
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransCanada Trust USD 3 Month LIBOR 4.640
TransCanada Trust USD 3 Month LIBOR 3.528
TransCanada Trust USD 3 Month LIBOR 4.154
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500
Travelport Finance Luxembourg Sarl Term Loan USD 3 Month LIBOR 5.000
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
U.S. Silica Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
822 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.883
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.590
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
US Foods, Inc. Term Loan B USD 1 Month LIBOR 2.000
Varsity Brands Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
VICI Properties, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.000
VIVAT NV
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.174
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya Financial, Inc. USD 3 Month LIBOR 3.580
Wells Fargo & Co. USD 3 Month LIBOR 3.770
Wells Fargo & Co. USD 3 Month LIBOR 3.990
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 89 EUR 10,239 11/19
(38)
CAC40 Euro Index Futures 593 EUR 33,961 11/19
268
Canadian 10 Year Government Bond Futures 90 CAD 12,784 12/19
(158)
DAX Index Futures 84 EUR 27,076 12/19
1,257
EURO STOXX 50 Index Futures 539 EUR 19,453 12/19
592
FTSE 100 Index Futures 454 GBP 32,897 12/19
(355)
FTSE/MIB Index Futures 66 EUR 7,478 12/19
317
Hang Seng Index Futures 25 HKD 33,730 11/19
27
IBEX 35 Index Futures 91 EUR 8,443 11/19
20
MSCI EAFE Index Futures 20 USD 1,957 12/19
48
MSCI Emerging Markets Index Futures 825 USD 42,958 12/19
414
OMXS30 Index Futures 396 SEK 68,617 11/19
327
Russell 1000 E-Mini Index Futures 7 USD 586 12/19
16
S&P 400 E-Mini Index Futures 4 USD 782 12/19
17
S&P 500 E-Mini Index Futures 58 USD 8,804 12/19
267
S&P Consumer Discretionary Select Sector Index Futures 68 USD 8,296 12/19
(172)
S&P Energy Select Sector Index Futures 153 USD 8,888 12/19
(439)
S&P Financial Select Sector Index Futures 581 USD 51,193 12/19
380
SPI 200 Index Futures 97 AUD 16,100 12/19
(9)
United States 2 Year Treasury Note Futures 2,298 USD 495,451 12/19
(281)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 823
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Treasury Note Futures 1,217 USD 158,572 12/19
(1,654)
Short Positions
Euro-Bund Futures 46 EUR 7,901 12/19
233
FTSE 250 Index Futures 24 GBP 960 12/19
(4)
Long Guilt Futures 54 GBP 7,173 12/19
113
MSCI EAFE Index Futures 605 USD 59,205 12/19
(1,523)
MSCI Emerging Markets Index Futures 160 USD 8,331 12/19
(94)
MSCI Singapore Index Futures 109 SGD 4,040 11/19
(31)
NASDAQ 100 E-Mini Index Futures 279 USD 45,144 12/19
(1,013)
Russell 1000 E-Mini Index Futures 60 USD 5,027 12/19
(36)
Russell 2000 E-Mini Index Futures 878 USD 68,633 12/19
898
S&P 400 E-Mini Index Futures 36 USD 7,038 12/19
35
S&P 500 E-Mini Index Futures 587 USD 89,100 12/19
(954)
S&P Utilities Select Sector Index Futures 183 USD 11,844 12/19
(304)
S&P/TSX 60 Index Futures 75 CAD 14,774 12/19
107
TOPIX Index Futures 272 JPY 4,538,321 12/19
(3,277)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(5,006)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.00 USD 9,000 11/06/19
(1)
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.09 USD 8,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.19 USD 9,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.24 USD 13,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.74 USD 13,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 101.63 USD 229,000 11/06/19
(304)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.72 USD 54,000 11/06/19
(57)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.94 USD 32,000 11/06/19
(56)
Russell 2000 Index
Bank of America
Put 11,321 1,272.00 USD 14,400 01/17/20
(36)
Russell 2000 Index
Goldman Sachs
Put 11,280 1,276.54 USD 14,399 01/17/20
(38)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.668%/USD 3 Month
LIBOR, USD 35,000, 11/25/19
Citigroup
Call 1 0.00 35,000 11/25/19
(366)
Citigroup, USD 3 Month LIBOR/USD
1.668%, USD 35,000, 11/25/19
Citigroup
Put 1 0.00 35,000 11/25/19
(135)
Total Liability for Options Written (premiums received $2,110)
(993)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 3 USD 4 11/01/19 —
Bank of Montreal USD 2,035 AUD 2,953 12/18/19 3
Bank of Montreal USD 572 CHF 568 11/22/19 4
Bank of Montreal USD 1,591 CHF 1,562 12/18/19 (2)
Bank of Montreal USD 645 EUR 581 11/22/19 3
Bank of Montreal USD 8,268 EUR 7,422 12/18/19 36

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
824 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 575 GBP 448 11/22/19 5
Bank of Montreal USD 7,456 GBP 6,018 12/18/19 351
Bank of Montreal USD 177 JPY 19,202 11/22/19 1
Bank of Montreal USD 5,076 JPY 540,298 12/18/19 (58)
Bank of Montreal USD 1,236 NOK 11,369 11/22/19 —
Bank of Montreal CAD 474 USD 363 11/22/19 3
Bank of Montreal CAD 3,688 USD 2,806 12/18/19 5
Bank of Montreal JPY 181,413 USD 1,673 11/22/19 (9)
Bank of Montreal NOK 1,128 USD 123 11/22/19 —
Bank of Montreal SEK 2,293 USD 237 11/22/19 (1)
Bank of New York USD 2,033 AUD 2,953 12/18/19 5
Bank of New York USD 1,590 CHF 1,562 12/18/19 (1)
Bank of New York USD 8,256 EUR 7,422 12/18/19 47
Bank of New York USD 7,441 GBP 6,018 12/18/19 365
Bank of New York USD 5,077 JPY 540,298 12/18/19 (60)
Bank of New York CAD 3,688 USD 2,807 12/18/19 6
BNP Paribas EUR 2,815 USD 3,146 11/22/19 3
Citigroup USD 2,034 AUD 2,953 12/18/19 4
Citigroup USD 3,174 CAD 4,198 11/22/19 13
Citigroup USD 1,591 CHF 1,562 12/18/19 (1)
Citigroup USD 8,262 EUR 7,422 12/18/19 41
Citigroup USD 7,458 GBP 6,018 12/18/19 348
Citigroup USD 5,076 JPY 540,298 12/18/19 (58)
Citigroup CAD 3,688 USD 2,806 12/18/19 5
Citigroup CNY 118,694 USD 16,652 12/18/19 (182)
Citigroup EUR 5,240 USD 5,804 11/22/19 (47)
Commonwealth Bank of Australia CHF 5,100 USD 5,132 11/22/19 (44)
Goldman Sachs EUR 2,784 USD 3,111 11/22/19 2
HSBC USD 183 ARS 8,821 11/01/19 (35)
HSBC USD 183 ARS 8,821 11/05/19 (35)
HSBC USD 79 ARS 4,606 11/07/19 (3)
HSBC USD 64 BRL 242 01/03/20 (3)
HSBC USD 95 BRL 363 01/03/20 (5)
HSBC USD 99 BRL 379 01/03/20 (5)
HSBC USD 340 BRL 1,430 01/03/20 15
HSBC USD 692 BRL 2,784 01/03/20 —
HSBC USD 1,386 BRL 5,293 01/03/20 (71)
HSBC USD 13 CZK 294 11/01/19 —
HSBC USD 21 CZK 485 12/02/19 —
HSBC USD 1,911 HKD 14,947 12/06/19 (4)
HSBC USD 160 HUF 45,996 12/05/19 (4)
HSBC USD 2,603 HUF 764,893 12/05/19 (3)
HSBC USD 1,028 MXN 19,991 12/02/19 7
HSBC USD 260 PEN 889 12/16/19 5
HSBC USD 588 PEN 1,974 12/16/19 2
HSBC USD 2,093 PLN 8,058 12/05/19 17
HSBC USD 3,015 PLN 11,706 12/05/19 49
HSBC USD 3,016 PLN 11,706 12/05/19 48
HSBC USD 19 RON 81 12/05/19 —
HSBC USD 468 RON 2,005 12/05/19 2
HSBC USD 264 THB 8,104 12/06/19 4
HSBC USD 2,597 THB 79,695 12/06/19 43

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 825
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 7 ZAR 102 12/02/19 —
HSBC USD 33 ZAR 504 12/02/19 —
HSBC USD 64 ZAR 915 12/02/19 (4)
HSBC USD 127 ZAR 1,882 12/02/19 (3)
HSBC ARS 8,602 USD 177 11/01/19 33
HSBC ARS 8,602 USD 177 11/05/19 33
HSBC BRL 272 USD 69 01/03/20 1
HSBC BRL 283 USD 72 01/03/20 2
HSBC BRL 706 USD 170 01/03/20 (5)
HSBC BRL 2,452 USD 622 01/03/20 13
HSBC CLP 152,001 USD 214 01/22/20 9
HSBC COP 9,340,172 USD 2,694 12/23/19 (64)
HSBC COP 9,340,172 USD 2,694 12/23/19 (65)
HSBC CZK 294 USD 13 12/02/19 —
HSBC CZK 5,509 USD 240 12/02/19 (1)
HSBC CZK 6,466 USD 289 12/02/19 7
HSBC CZK 7,396 USD 313 12/02/19 (10)
HSBC HKD 14,947 USD 1,906 12/06/19 (1)
HSBC HUF 236,192 USD 800 12/05/19 (3)
HSBC IDR 6,620,583 USD 460 02/13/20 (4)
HSBC IDR 6,620,583 USD 461 02/13/20 (4)
HSBC IDR 6,697,500 USD 470 02/13/20 —
HSBC MXN 5,924 USD 299 12/02/19 (8)
HSBC PEN 738 USD 220 12/16/19 —
HSBC PHP 23 USD — 12/23/19 —
HSBC PLN 5,834 USD 1,520 12/05/19 (7)
HSBC PLN 7,585 USD 1,934 12/05/19 (52)
HSBC RON 1,452 USD 340 12/05/19 (1)
HSBC RUB 8,653 USD 130 12/23/19 (4)
HSBC RUB 23,773 USD 370 12/23/19 2
HSBC THB 32,988 USD 1,090 12/06/19 (3)
HSBC ZAR 5,041 USD 340 12/02/19 8
HSBC ZAR 13,384 USD 931 12/02/19 48
HSBC ZAR 13,384 USD 931 12/02/19 48
JPMorgan Chase USD 8,600 EUR 7,752 11/22/19 56
Royal Bank of Canada USD 2,036 AUD 2,953 12/18/19 2
Royal Bank of Canada USD 1,592 CHF 1,562 12/18/19 (3)
Royal Bank of Canada USD 8,262 EUR 7,422 12/18/19 41
Royal Bank of Canada USD 7,460 GBP 6,018 12/18/19 347
Royal Bank of Canada USD 5,082 JPY 540,298 12/18/19 (64)
Royal Bank of Canada USD 1,930 SEK 18,918 11/22/19 31
Royal Bank of Canada CAD 22 USD 16 11/04/19 —
Royal Bank of Canada CAD 3,688 USD 2,807 12/18/19 6
Royal Bank of Canada GBP 7 USD 10 11/04/19 —
Royal Bank of Canada GBP 3,837 USD 4,926 11/22/19 (47)
Standard Chartered USD 2,034 AUD 2,953 12/18/19 4
Standard Chartered USD 1,590 CHF 1,562 12/18/19 (1)
Standard Chartered USD 8,258 EUR 7,422 12/18/19 45
Standard Chartered USD 7,443 GBP 6,018 12/18/19 364
Standard Chartered USD 5,076 JPY 540,298 12/18/19 (58)
Standard Chartered CAD 3,688 USD 2,806 12/18/19 6
State Street USD 277 HKD 2,171 12/18/19 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
826 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 158 JPY 17,228 11/01/19 1
State Street USD 17 JPY 1,818 11/05/19 —
State Street USD 505 SEK 4,840 12/18/19 (2)
State Street USD 182 ZAR 2,710 12/18/19 (3)
State Street CAD 8 USD 6 11/01/19 —
State Street EUR 256 USD 285 11/22/19 —
State Street EUR 2,784 USD 3,112 11/22/19 3
State Street INR 7,620 USD 105 12/18/19 (2)
State Street KRW 29,223,250 USD 24,579 12/18/19 (414)
State Street MXN 44,540 USD 2,242 12/18/19 (58)
State Street NOK 8,070 USD 906 12/18/19 28
State Street RUB 728,250 USD 10,930 12/18/19 (358)
State Street SGD 1,360 USD 987 12/18/19 (13)
State Street TWD 90,790 USD 2,934 12/18/19 (62)
UBS USD 983 EUR 887 11/22/19 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
632
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
CMBX NA Index Bank of America USD 19,137 3 Month LIBOR + 0.130%
(2)
12/20/19 — (1,111) (1,111)
Markit IOS Index Goldman Sachs USD 16,138 1 Month LIBOR
(1)
01/12/45 — 82 82
Markit IOS Index JPMorgan Chase USD 16,138 1 Month LIBOR
(1)
01/12/45 — (82) (82)
Russell 1000 Index Total Return Goldman Sachs USD 28,271
Total Return on Underlying
Reference Entity
(5)
04/13/20 — (5) (5)
Russell 1000 Index Total Return Goldman Sachs USD 24,483 3 Month LIBOR + 0.150%
(2)
04/13/20 — 1,493 1,493
Total Open Total Return Swap Contracts (å) — 377 377
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,413 1.551%
(3)
Three Month LIBOR
(2)
09/11/21
(19) 9 (10)
Barclays USD 18,279 Three Month LIBOR
(2)
1.549%
(3)
10/04/21
— 18 18
Barclays USD 349,520 Three Month LIBOR
(2)
1.512%
(3)
10/04/21
20 569 589
Barclays USD 15,650 1.515%
(3)
Three Month LIBOR
(2)
10/07/21
— (24) (24)
Barclays USD 79,846 1.617%
(3)
Three Month LIBOR
(2)
10/25/21
— 78 78
Barclays USD 8,306 1.680%
(3)
Three Month LIBOR
(2)
10/30/21
— 20 20
Barclays USD 7,687 Three Month LIBOR
(2)
1.599%
(3)
11/04/21
— — —
Barclays USD 202,616 Three Month LIBOR
(2)
1.580%
(3)
12/18/21
(124) (127) (251)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 827
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 211,072 1.396%
(3)
Three Month LIBOR
(2)
10/04/24
12 (1,040) (1,028)
Barclays USD 11,871 Three Month LIBOR
(2)
1.563%
(3)
10/21/24
— (43) (43)
Barclays USD 9,278 Three Month LIBOR
(2)
1.570%
(3)
10/25/24
— (38) (38)
Barclays USD 23,839 1.580%
(3)
Three Month LIBOR
(2)
10/29/24
— 112 112
Barclays USD 373,528 Three Month LIBOR
(2)
1.450%
(3)
12/18/24
453 (95) 358
Barclays USD 21,570 Three Month LIBOR
(2)
1.559%
(3)
09/30/29
— 92 92
Barclays USD 19,601 1.493%
(3)
Three Month LIBOR
(2)
10/04/29
2 (207) (205)
Barclays USD 5,180 Three Month LIBOR
(2)
1.457%
(3)
10/11/29
— 70 70
Barclays USD 2,451 Three Month LIBOR
(2)
1.491%
(3)
10/15/29
— 26 26
Barclays USD 12,083 Three Month LIBOR
(2)
1.628%
(3)
10/15/29
— (28) (28)
Barclays USD 4,468 Three Month LIBOR
(2)
1.669%
(3)
10/22/29
— (28) (28)
Barclays USD 11,606 Three Month LIBOR
(2)
1.678%
(3)
10/22/29
— (84) (84)
Barclays USD 29,452 1.631%
(3)
Three Month LIBOR
(2)
10/22/29
— 82 82
Barclays USD 3,768 Three Month LIBOR
(2)
1.722%
(3)
10/23/29
— (43) (43)
Barclays USD 3,546 Three Month LIBOR
(2)
1.703%
(3)
10/24/29
— (34) (34)
Barclays USD 5,999 1.684%
(3)
Three Month LIBOR
(2)
10/28/29
— 47 47
Barclays USD 9,984 1.748%
(3)
Three Month LIBOR
(2)
11/01/29
— 139 139
Barclays USD 112,190 1.525%
(3)
Three Month LIBOR
(2)
12/18/29
(332) (432) (764)
Barclays USD 1,437 Three Month LIBOR
(2)
1.905%
(3)
09/21/39
— 4 4
Barclays USD 1,550 Three Month LIBOR
(2)
1.920%
(3)
09/24/39
— 3 3
Barclays USD 4,159 Three Month LIBOR
(2)
1.797%
(3)
09/26/39
— 49 49
Barclays USD 3,176 Three Month LIBOR
(2)
1.803%
(3)
09/27/39
— 36 36
Barclays USD 3,403 Three Month LIBOR
(2)
1.865%
(3)
10/02/39
— 22 22
Barclays USD 2,798 Three Month LIBOR
(2)
1.985%
(3)
10/15/39
— (9) (9)
Barclays USD 1,134 Three Month LIBOR
(2)
1.885%
(3)
09/21/49
— 4 4
Barclays USD 908 Three Month LIBOR
(2)
1.800%
(3)
09/26/49
— 14 14
Barclays USD 1,664 Three Month LIBOR
(2)
1.822%
(3)
09/27/49
— 21 21
Barclays USD 2,420 Three Month LIBOR
(2)
1.801%
(3)
09/28/49
— 38 38
Barclays USD 4,349 1.737%
(3)
Three Month LIBOR
(2)
10/02/49
— (55) (55)
Barclays USD 3,032 1.797%
(3)
Three Month LIBOR
(2)
10/03/49
— 6 6
Barclays USD 1,664 Three Month LIBOR
(2)
1.794%
(3)
10/04/49
— 28 28
Barclays USD 26,962 Three Month LIBOR
(2)
1.675%
(3)
10/04/49
21 723 744
Barclays USD 1,345 1.645%
(3)
Three Month LIBOR
(2)
10/09/49
— (46) (46)
Barclays USD 3,541 1.838%
(3)
Three Month LIBOR
(2)
10/15/49
— 42 42
Barclays USD 5,723 Three Month LIBOR
(2)
1.852%
(3)
10/18/49
— (88) (88)
Barclays USD 1,467 Three Month LIBOR
(2)
1.976%
(3)
10/19/49
— (15) (15)
Barclays USD 2,856 1.922%
(3)
Three Month LIBOR
(2)
10/23/49
— 93 93
Barclays USD 4,670 1.650%
(3)
Three Month LIBOR
(2)
12/18/49
(279) 126 (153)
Barclays USD 25,063 1.650%
(3)
Three Month LIBOR
(2)
12/18/49
(358) (462) (820)
Barclays USD 756 Three Month LIBOR
(2)
1.832%
(3)
09/23/54
— 2 2
Barclays USD 1,134 Three Month LIBOR
(2)
1.741%
(3)
09/26/54
— 26 26

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
828 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,513 Three Month LIBOR
(2)
1.790%
(3)
09/27/54
— 18 18
Barclays USD 1,513 Three Month LIBOR
(2)
1.776%
(3)
10/01/54
— 23 23
Barclays USD 1,134 Three Month LIBOR
(2)
1.725%
(3)
10/04/54
— 30 30
Barclays USD 1,134 Three Month LIBOR
(2)
1.687%
(3)
10/07/54
— 40 40
Barclays USD 756 Three Month LIBOR
(2)
1.736%
(3)
10/11/54
— 18 18
JPMorgan Chase BRL 4,200
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (98) (98)
JPMorgan Chase BRL 23,100
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (528) (528)
JPMorgan Chase HUF 583,900 Six Month BUBOR
(3)
0.832%
(4)
11/22/22
— (48) (48)
JPMorgan Chase HUF 224,200 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (29) (29)
Total Open Interest Rate Swap Contracts (å)
(604) (973) (1,577)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Sell
USD 46,000 1.000%
(2)
12/20/24
946 115 1,061
CMBX NA Index Bank of America
Sell
USD 45,900 5.000%
(2)
12/20/24
3,077 478 3,555
CMBX NA Index Citigroup
Purchase
USD 111 (5.000%)
(2)
09/17/58
7 (2) 5
CMBX NA Index Citigroup
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 4 5.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 19 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 29 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 30 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Citigroup
Sell
USD 31 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Citigroup
Sell
USD 51 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Citigroup
Purchase
USD 53 (5.000%)
(2)
10/17/57
7 (1) 6
CMBX NA Index Citigroup
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 113 5.000%
(2)
05/11/63
(18) 1 (17)
CMBX NA Index Citigroup
Sell
USD 119 3.000%
(2)
05/11/63
(10) — (10)
CMBX NA Index Citigroup
Purchase
USD 124 (5.000%)
(2)
11/18/54
9 (1) 8
CMBX NA Index Citigroup
Sell
USD 157 3.000%
(2)
05/11/63
(14) 1 (13)
CMBX NA Index Citigroup
Sell
USD 174 3.000%
(2)
05/11/63
(18) 3 (15)
CMBX NA Index Citigroup
Sell
USD 182 3.000%
(2)
05/11/63
(19) 3 (16)
CMBX NA Index Citigroup
Sell
USD 210 3.000%
(2)
05/11/63
(19) 1 (18)
CMBX NA Index Citigroup
Sell
USD 213 3.000%
(2)
05/11/63
(19) 1 (18)
CMBX NA Index Citigroup
Purchase
USD 629 (5.000%)
(2)
10/17/57
108 (42) 66
CMBX NA Index Citigroup
Sell
USD 1,268 3.000%
(2)
05/11/63
(120) 12 (108)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 829
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Sell
USD 53 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Citigroup
Sell
USD 115 3.000%
(2)
05/11/63
(11) 1 (10)
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Credit Suisse
Purchase
USD 1,152 (5.000%)
(2)
10/17/57
198 (77) 121
CMBX NA Index Credit Suisse
Sell
USD 18 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 (2) —
CMBX NA Index Credit Suisse
Sell
USD 5,251 3.000%
(2)
05/11/63
(491) 43 (448)
CMBX NA Index Credit Suisse
Purchase
USD 788 (5.000%)
(2)
09/17/58
79 (42) 37
CMBX NA Index Goldman Sachs
Purchase
USD 1,800 (1.000%)
(2)
12/20/24
86 (5) 81
CMBX NA Index Goldman Sachs
Sell
USD 120 3.000%
(2)
05/11/63
(12) 2 (10)
CMBX NA Index Goldman Sachs
Sell
USD 41 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Goldman Sachs
Sell
USD 114 3.000%
(2)
05/11/63
(12) 2 (10)
CMBX NA Index Goldman Sachs
Sell
USD 27 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Goldman Sachs
Sell
USD 38 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Goldman Sachs
Sell
USD 75 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Goldman Sachs
Sell
USD 3,200 3.000%
(2)
05/11/63
(496) 224 (272)
CMBX NA Index Goldman Sachs
Sell
USD 163 3.000%
(2)
05/11/63
(24) 10 (14)
CMBX NA Index Goldman Sachs
Sell
USD 177 3.000%
(2)
05/11/63
(26) 11 (15)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 (1) 1
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
4 (2) 2
CMBX NA Index Goldman Sachs
Sell
USD 902 3.000%
(2)
05/11/63
(143) 66 (77)
CMBX NA Index Goldman Sachs
Sell
USD 234 3.000%
(2)
05/11/63
(22) 2 (20)
CMBX NA Index Goldman Sachs
Sell
USD 145 5.000%
(2)
05/11/63
(23) 1 (22)
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (3) 2
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (3) 2
CMBX NA Index JPMorgan Chase
Sell
USD 84 3.000%
(2)
05/11/63
(10) 3 (7)
CMBX NA Index JPMorgan Chase
Sell
USD 17 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index JPMorgan Chase
Sell
USD 31 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index JPMorgan Chase
Sell
USD 33 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index JPMorgan Chase
Sell
USD 38 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index JPMorgan Chase
Purchase
USD 40 (5.000%)
(2)
11/18/54
4 (1) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 47 (5.000%)
(2)
11/18/54
5 (2) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 50 (5.000%)
(2)
11/18/54
5 (2) 3
CMBX NA Index JPMorgan Chase
Sell
USD 53 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index JPMorgan Chase
Sell
USD 54 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index JPMorgan Chase
Purchase
USD 81 (5.000%)
(2)
11/18/54
9 (4) 5
CMBX NA Index JPMorgan Chase
Purchase
USD 85 (5.000%)
(2)
09/17/58
5 (1) 4
CMBX NA Index JPMorgan Chase
Sell
USD 89 3.000%
(2)
05/11/63
(10) 2 (8)
CMBX NA Index JPMorgan Chase
Sell
USD 111 3.000%
(2)
05/11/63
(11) 2 (9)
CMBX NA Index JPMorgan Chase
Sell
USD 115 3.000%
(2)
05/11/63
(11) 1 (10)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
830 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Sell
USD 264 3.000%
(2)
05/11/63
(32) 9 (23)
CMBX NA Index JPMorgan Chase
Purchase
USD 270 (5.000%)
(2)
09/17/58
35 (21) 14
CMBX NA Index JPMorgan Chase
Purchase
USD 273 (5.000%)
(2)
09/17/58
38 (25) 13
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
01/17/47
13 (12) 1
CMBX NA Index JPMorgan Chase
Sell
USD 367 3.000%
(2)
05/11/63
(44) 13 (31)
CMBX NA Index JPMorgan Chase
Sell
USD 10,641 3.000%
(2)
05/11/63
(1,386) 481 (905)
CMBX NA Index Merrill Lynch
Purchase
USD 50 (5.000%)
(2)
11/18/54
5 (2) 3
CMBX NA Index Merrill Lynch
Sell
USD 81 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Merrill Lynch
Sell
USD 142 5.000%
(2)
05/11/63
(23) 1 (22)
CMBX NA Index Merrill Lynch
Purchase
USD 170 (5.000%)
(2)
09/17/58
— 8 8
CMBX NA Index Merrill Lynch
Sell
USD 176 5.000%
(2)
05/11/63
(29) 2 (27)
CMBX NA Index Merrill Lynch
Sell
USD 1,577 3.000%
(2)
05/11/63
(141) 7 (134)
CMBX NA Index Morgan Stanley
Sell
USD 9 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 19 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Morgan Stanley
Sell
USD 35 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 36 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
12/31/20
— — —
CMBX NA Index Morgan Stanley
Sell
USD 40 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 41 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 51 3.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Morgan Stanley
Sell
USD 80 3.000%
(2)
05/11/63
(11) 4 (7)
CMBX NA Index Morgan Stanley
Sell
USD 83 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Morgan Stanley
Sell
USD 84 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Morgan Stanley
Sell
USD 85 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Morgan Stanley
Sell
USD 97 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Morgan Stanley
Sell
USD 97 3.000%
(2)
05/11/63
(10) 2 (8)
CMBX NA Index Morgan Stanley
Sell
USD 100 3.000%
(2)
05/11/63
(12) 3 (9)
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 (7) 1
CMBX NA Index Morgan Stanley
Sell
USD 201 3.000%
(2)
05/11/63
(19) 2 (17)
CMBX NA Index Morgan Stanley
Sell
USD 307 3.000%
(2)
05/11/63
(28) 2 (26)
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(37) 35 (2)
CMBX NA Index Morgan Stanley
Sell
USD 289 3.000%
(2)
05/11/63
(47) 22 (25)
CMBX NA Index Morgan Stanley
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 5 3.000%
(2)
05/11/63
(1) 1 —
CMBX NA Index Morgan Stanley
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 90 3.000%
(2)
05/11/63
(11) 3 (8)
CMBX NA Index Morgan Stanley
Sell
USD 176 3.000%
(2)
05/11/63
(21) 6 (15)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
11/18/54
— — —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 831
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 17 (5.000%)
(2)
08/17/61
1 — 1
CMBX NA Index Morgan Stanley
Sell
USD 18 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (3) 2
CMBX NA Index Morgan Stanley
Sell
USD 39 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Morgan Stanley
Sell
USD 43 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
09/17/58
4 (2) 2
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
09/17/58
4 (2) 2
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
11/18/54
5 (2) 3
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(8) 3 (5)
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Morgan Stanley
Purchase
USD 60 (5.000%)
(2)
11/18/54
6 (2) 4
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
5 (2) 3
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
5 (2) 3
CMBX NA Index Morgan Stanley
Purchase
USD 79 (5.000%)
(2)
09/17/58
9 (5) 4
CMBX NA Index Morgan Stanley
Sell
USD 100 5.000%
(2)
05/11/63
(18) 3 (15)
CMBX NA Index Morgan Stanley
Purchase
USD 104 (5.000%)
(2)
09/17/58
8 (3) 5
CMBX NA Index Morgan Stanley
Sell
USD 213 3.000%
(2)
05/11/63
(20) 2 (18)
CMBX NA Index Morgan Stanley
Sell
USD 286 3.000%
(2)
05/11/63
(41) 17 (24)
Total Open Credit Indices Contracts (å) 1,087 1,353 2,440
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 70,178 $ 6,693
$ —
$ 76,871 7.5
International Debt — 41,612 —
—
41,612 4.0
Loan Agreements — 44, 673 38
—
44, 711 4.3
Mortgage-Backed Securities — 13 6 , 389 643
—
1 3 7 ,0 32 13 . 3
Non-US Bonds — 40,185 —
—
40,185 3.9
Common Stocks
Consumer Discretionary 11,117 23,597 —
—
34,714 3.3
Consumer Staples 7,648 8,692 —
—
16,340 1.6
Energy 9,776 3,990 —
—
13,766 1.3
Financial Services 65,600 38,194 131
—
103,925 10.1
Health Care 13,217 11,330 —
—
24,547 2.4

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
832 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Materials and Processing 18,327 17,303 —
—
35,630 3.4
Producer Durables 20,730 31,226 1,609
—
53,565 5.2
Technology 30,546 8,512 —
—
39,058 3.8
Utilities 20,014 17,755 136
—
37,905 3.7
Preferred Stocks 18,728 3,778 —
—
22,506 2.2
Options Purchased 745 26,703 —
—
27,448 2.7
Warrants & Rights — 48 44
—
92 —
*
Short-Term Investments — 39,939 —
218,704
258,643 25. 0
Other Securities — — —
15,512
15,512 1.5
Total Investments 216,448 56 4 , 1 04 9,294 234,216 1,02 4 , 062 99 . 2
Other Assets and Liabilities, Net 0 . 8
100.0
Other Financial Instruments
Assets
Futures Contracts 5,336 — —
—
5,33 6 0.5
Foreign Currency Exchange Contracts 1 2,586 —
—
2,58 7 0.3
Total Return Swap Contracts — 1,575 —
—
1,575 0.2
Interest Rate Swap Contracts — 2,89 2 —
—
2,89 2 0.3
Credit Default Swap Contracts — 5,037 —
—
5,037 0.5
A
Liabilities
Futures Contracts (10,34 2 ) — —
—
(10,34 2 ) (1 . 0 )
Options Written (492) (501) —
—
(993) (0.1)
Foreign Currency Exchange Contracts — (1,955) —
—
(1,955) (0.2)
Total Return Swap Contracts — (1,198) —
—
(1,198) (0.1)
Interest Rate Swap Contracts — (4,469) —
—
(4,469) (0.4)
Credit Default Swap Contracts — (2,597) —
—
(2,597) (0.3)
Total Other Financial Instruments
**
$ (5,497) $ 1,37 0 $ — $ — $ (4,12 7 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 833
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
101
Australia .................................................................................
5,505
Austria ....................................................................................
2,910
Belgium ..................................................................................
679
Bermuda .................................................................................
3,002
Brazil ......................................................................................
4,322
Canada ....................................................................................
30,794
Cayman Islands .......................................................................
4,288
Chile .......................................................................................
1,842
China ......................................................................................
5,438
Colombia .................................................................................
8,005
Czech Republic .......................................................................
2,931
Denmark .................................................................................
3,319
Finland ...................................................................................
470
France .....................................................................................
13,644
Germany .................................................................................
5,710
Ghana .....................................................................................
27
Greece ....................................................................................
1,410
Guernsey .................................................................................
833
Hong Kong ..............................................................................
6,900
Hungary ..................................................................................
358
Indonesia ................................................................................
5,023
Ireland ....................................................................................
2,465
Israel .......................................................................................
1,344
Italy ........................................................................................
1,377
Japan ......................................................................................
84,022
Jersey ......................................................................................
999
Kazakhstan .............................................................................
464
Luxembourg ............................................................................
1,065
Malaysia ..................................................................................
1,184
Marshall Islands .....................................................................
1,635
Mexico ....................................................................................
5,377
Monaco ...................................................................................
117
Netherlands ............................................................................
4,348
New Zealand ...........................................................................
164
Norway ....................................................................................
3,970
Peru ........................................................................................
2,188
Philippines ..............................................................................
186
Portugal ..................................................................................
180
Puerto Rico .............................................................................
1,088
Romania ..................................................................................
1,237
Russia .....................................................................................
13,537
Singapore ................................................................................
3,539
South Africa ............................................................................
7,083
South Korea ............................................................................
7,188
Spain .......................................................................................
1,276
Sweden ....................................................................................
1,629
Switzerland .............................................................................
11,521
Thailand ..................................................................................
3,139
Turkey .....................................................................................
736
Ukraine ...................................................................................
1,633

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
834 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
United Kingdom ......................................................................
28,585
United States ...........................................................................
722,172
Virgin Islands, British .............................................................
1,103
Total Investments .................................................................... 1,024,062

Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 835
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 349 $ — $ — $ 27,099
Unrealized appreciation on foreign currency exchange contracts — — 2,587 —
Variation margin on futures contracts** 4,990 — — 346
Total return swap contracts, at fair value 1,575 — — —
Interest rate swap contracts, at fair value — — — 2,89 2
Credit default swap contracts, at fair value — 5,037 — —
Total
$ 6,914 $ 5,037 $ 2,587 $ 30,33 7
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 8,249 $ — $ — $ 2,093
Unrealized depreciation on foreign currency exchange contracts — — 1,95 5 —
Options written, at fair value 74 — — 919
Total return swap contracts, at fair value 1,198 — — —
Interest rate swap contracts, at fair value — — — 4,469
Credit default swap contracts, at fair value — 2,597 — —
Total
$ 9,521 $ 2,597 $ 1,95 5 $ 7,481
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ ( 7 , 8 64 ) $ — $ — $ 2 , 048
Futures contracts 17,714 — — 24,143
Options written 521 — — 2,540
Total return swap contracts (4,085) — — —
Interest rate swap contracts — — — (4,26 7 )
Credit default swap contracts — 1,132 — —
Foreign currency exchange contracts — — (5,847) —
Total
$ 6 , 2 86 $ 1,132 $ (5,847) $ 2 4 , 464
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 2,571 $ — $ — $ (1,760)
Futures contracts (18,746) — — (374)
Options written 132 — — 1,563
Total return swap contracts 377 — — —
Interest rate swap contracts — — — (1,02 3 )
Credit default swap contracts — (57) — —
Foreign currency exchange contracts — — 2,419 —
Total
$ (15,666) $ (57) $ 2,419 $ (1,59 4 )
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
836 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 27,448 $ — $ 27,448
Securities on Loan* Investments, at fair value 14,832 — 14,832
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,587 — 2,587
Total Return Swap Contracts Total return swap contracts, at fair value 1,575 — 1,575
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,89 2 — 2,89 2
Credit Default Swap Contracts Credit default swap contracts, at fair value 5,037 — 5,037
Total Financial and Derivative Assets
54,37 1 — 54,37 1
Financial and Derivative Assets not subject to a netting agreement
(7,5 87 ) — (7,5 87 )
Total Financial and Derivative Assets subject to a netting agreement
$ 46,78 4 $ — $ 46,78 4
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 15,446 $ 48 $ 7,706 $ 7,692
Bank of Montreal
411 70 — 341
Bank of New York
42 2 60 — 36 2
Barclays
2,301 — 2,301 —
BNP Paribas
3 — — 3
Citigroup
4,961 999 2,201 1,761
Credit Suisse
245 159 87 (1)
Goldman Sachs
14,060 131 1,860 12,069
HSBC
3,701 395 3,305 1
JPMorgan Chase
2,877 440 4 2,433
Morgan Stanley
1,473 35 1,438 —
Royal Bank of Canada
427 98 — 329
Standard Chartered
419 59 — 360
State Street
31 28 — 3
UBS
7 — — 7
Total
$ 46,78 4 $ 2,522 $ 18,902 $ 25,36 0

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 837
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,955 $ — $ 1,955
Options Written Contracts Options written, at fair value 993 — 993
Total Return Swap Contracts Total return swap contracts, at fair value 1,198 — 1,198
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 4,469 — 4,469
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,597 — 2,597
Total Financial and Derivative Liabilities
11,212 — 11,212
Financial and Derivative Liabilities not subject to a netting agreement
(4,469) — (4,469)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,743 $ — $ 6,743
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,337 $ 48 $ 910 $ 379
Bank of Montreal 70 70 — —
Bank of New York 60 60 — —
Citigroup 1,033 999 34 —
Commonwealth Bank of Australia 45 — — 45
Credit Suisse 449 159 290 —
Goldman Sachs 498 131 — 367
HSBC 407 395 — 12
JPMorgan Chase 1,513 440 — 1,073
Morgan Stanley 247 35 — 212
Royal Bank of Canada 114 98 — 16
Standard Chartered 59 59 — —
State Street 911 28 883 —
Total
$ 6,743 $ 2,522 $ 2,117 $ 2,104
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
838 Multi-Strategy Income Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,01 6 , 239
Investments, at fair value(*)(>) ......................................................................................................................................................
1,02 4 , 062
Foreign currency holdings(^) ......................................................................................................................................................... 974
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,587
Receivables:
Dividends and interest ....................................................................................................................................................... 6,371
Dividends from affiliated funds .......................................................................................................................................... 378
Investments sold ................................................................................................................................................................ 8 5 , 107
Fund shares sold ................................................................................................................................................................ 879
From broker(a)(b)(c) ........................................................................................................................................................... 40, 556
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,575
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,89 2
Credit default swap contracts, at fair value(+) ................................................................................................................................ 5,037
Total assets .................................................................................................................................................
1, 170 , 4 18
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 5,333
Due to broker (d)(e ) ............................................................................................................................................................ 4,3 23
Investments purchased ...................................................................................................................................................... 94 , 794
Fund shares redeemed ....................................................................................................................................................... 931
Accrued fees to affiliates .................................................................................................................................................... 628
Other accrued expenses ..................................................................................................................................................... 280
Variation margin on futures contracts ................................................................................................................................. 4 , 978
Deferred capital gains tax liability .................................................................................................................................... 4
Unfunded loan commitment ............................................................................................................................................... 48
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,955
Options written, at fair value(x) ...................................................................................................................................................... 993
Payable upon return of securities loaned ....................................................................................................................................... 15,512
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,198
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 4,469
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,597
Total liabilities .............................................................................................................................................
1 38 , 0 43
Net Assets ............................................................................................................................................................
$ 1,032,375

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 839
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 9,27 5
Shares of beneficial interest ...........................................................................................................................................................
1,027
Additional paid-in capital ..............................................................................................................................................................
1,022,07 3
Net Assets ............................................................................................................................................................
$ 1,032,37 5
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.64
Class A — Net assets ............................................................................................................................................................. $ 9,939,225
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 990,628
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.00
Class C — Net assets ............................................................................................................................................................. $ 7,246,779
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 724,736
Net asset value per share: Class E  (#) ........................................................................................................................................... $ 10.17
Class E   — Net assets ........................................................................................................................................................... $ 36,645
Class E   — Shares outstanding ($.01 par value) ................................................................................................................... 3,605
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.05
Class M — Net assets ............................................................................................................................................................ $ 59,481,253
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,920,685
Net asset value per share: Class S  (#) ............................................................................................................................................ $ 10.05
Class S   — Net assets ........................................................................................................................................................... $ 707,676,455
Class S   — Shares outstanding ($.01 par value) .................................................................................................................... 70,425,290
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.06
Class Y — Net assets ............................................................................................................................................................. $ 247,994,930
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 24,655,690
Amounts in thousands
(^)     Foreign currency holdings - cost $ 971
(x)     Premiums received on options written $ 2,110
(*)     Securities on loan included in investments $ 14,832
(∞)    Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (604)
(+)     Credit default swap contracts - premiums paid (received) $ 1,087
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 234,216
(a)     Receivable from Broker for Futures $ 37, 065
(b)     Receivable from Broker for Swaps $ 2,401
(c)     Receivable from Broker for Forwards $ 1,090
(d)     Due to Broker for Swaps $ 4,236
(e)      Due to Broker for Forwards $ 87
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
840 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12,658
Dividends from affiliated funds ......................................................................................................................................... 3,354
Interest .............................................................................................................................................................................. 31,119
Securities lending income (net) ......................................................................................................................................... 323
Total investment income ...............................................................................................................................................................
47,454
Expenses
Advisory fees .................................................................................................................................................................... 8,945
Administrative fees ........................................................................................................................................................... 581
Custodian fees ................................................................................................................................................................... 788
Distribution fees - Class A ................................................................................................................................................ 24
Distribution fees - Class C ................................................................................................................................................ 59
Transfer agent fees - Class A ............................................................................................................................................ 19
Transfer agent fees - Class C ............................................................................................................................................. 15
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 88
Transfer agent fees - Class S   ........................................................................................................................................... 1,703
Transfer agent fees - Class Y ............................................................................................................................................ 11
Professional fees ............................................................................................................................................................... 135
Registration fees ............................................................................................................................................................... 119
Shareholder servicing fees - Class C ................................................................................................................................. 20
Shareholder servicing fees - Class E ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 46
Printing fees ...................................................................................................................................................................... 68
Miscellaneous ................................................................................................................................................................... 57
Expenses before reductions .............................................................................................................................................. 12,678
Expense reductions ........................................................................................................................................................... (3,939)
Net expenses .................................................................................................................................................................................
8,739
Net investment income (loss) ........................................................................................................................................................
38,715
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) .......................................................................... (15,985)
Investments in affiliated funds .......................................................................................................................................... 48
Futures contracts .............................................................................................................................................................. 41,857
Options written ................................................................................................................................................................. 3,061
Foreign currency exchange contracts ................................................................................................................................ (5,847)
Total return swap contracts ............................................................................................................................................... ( 4 , 085 )
Interest rate swap contracts ............................................................................................................................................... (4, 26 7 )
Credit default swap contracts ............................................................................................................................................ 1,132
Foreign currency-related transactions ............................................................................................................................... 3 9
Net realized gain (loss) ..................................................................................................................................................................
15,9 5 3
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 36,18 2
Investments in affiliated funds .......................................................................................................................................... 15
Futures contracts .............................................................................................................................................................. (19,120)
Options written ................................................................................................................................................................. 1,695
Foreign currency exchange contracts ................................................................................................................................ 2,419
Total return swap contracts ............................................................................................................................................... 377
Interest rate swap contracts ............................................................................................................................................... (1,0 23 )
Credit default swap contracts ............................................................................................................................................ (57)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 841
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... (1 56 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... 20,33 2
Net realized and unrealized gain (loss) ......................................................................................................................................... 36,285
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 75,000
**      Less than $500.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
842 Multi-Strategy Income Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 38,715 $ 51,780
Net realized gain (loss) ...................................................................................................................... 15,9 53 (23,245)
Net change in unrealized appreciation (depreciation) ....................................................................... 20,3 3 2 (49,411)
Net increase (decrease) in net assets from operations ............................................................................. 75,000 (20,876)
Distributions
To shareholders
Class A .......................................................................................................................................... (219) (500)
Class C .......................................................................................................................................... (124) (291)
Class E   ........................................................................................................................................ (1) (3)
Class M ......................................................................................................................................... (1,161) (1,432)
Class S   ......................................................................................................................................... (22,796) (44,647)
Class Y .......................................................................................................................................... (7,255) (12,955)
Net decrease in net assets from distributions .......................................................................................... (31,556) (59,828)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (283,269) 32,690
Total Net Increase (Decrease) in Net Assets ..........................................................................
(239,825) (48,014)
Net Assets
Beginning of period .................................................................................................................................
1,272,200 1,320,214
End of period ..........................................................................................................................................
$ 1,032,375 $ 1,272,200

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 843
** Less than 500 shares.
*** Less than $500.
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 348 $ 3,374 341 $ 3,416
Proceeds from reinvestment of distributions 21 210 42 426
Payments for shares redeemed (289) (2,841) (767) (7,664)
Net increase (decrease)
80 743 (384) (3,822)
Class C
Proceeds from shares sold 178 1,744 396 3,982
Proceeds from reinvestment of distributions 13 124 29 290
Payments for shares redeemed (298) (2,923) (398) (3,984)
Net increase (decrease)
(107) (1,055) 27 288
Class E
Proceeds from shares sold — — —
**
—
***
Proceeds from reinvestment of distributions —
**
1 —
**
3
Payments for shares redeemed (4) (37) (—)
**
(8)
Net increase (decrease)
(4) (36) (—)
**
(5)
Class M
Proceeds from shares sold 3,656 36,227 2,532 25,485
Proceeds from reinvestment of distributions 118 1,161 143 1,432
Payments for shares redeemed (1,114) (10,979) (2,269) (22,748)
Net increase (decrease)
2,660 26,409 406 4,169
Class S
Proceeds from shares sold 15,481 152,216 32,373 326,254
Proceeds from reinvestment of distributions 2,332 22,778 4,438 44,582
Payments for shares redeemed (44,564) (440,820) (38,933) (390,554)
Net increase (decrease)
(26,751) (265,826) (2,122) (19,718)
Class T (1)
Payments for shares redeemed — — (10) (103)
Net increase (decrease) — — (10) (103)
Class Y
Proceeds from shares sold 941 9,302 11,217 115,158
Proceeds from reinvestment of distributions 742 7,254 1,291 12,955
Payments for shares redeemed (6,122) (60,060) (7,546) (76,232)
Net increase (decrease)
(4,439) (43,504) 4,962 51,881
Total increase (decrease)
(28,561) $ (283,269) 2,879 $ 32,690

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
844 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.66 .34 .57 .91 (.31) —
October 31, 2016 9.52 .35 .12 .47 (.33) —
October 31, 2015(2) 10.00 .16 (.50) (.34) (.14) —
Class C
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
October 31, 2017 9.64 .26 .57 .83 (.24) —
October 31, 2016 9.51 .27 .13 .40 (.27) —
October 31, 2015(2) 10.00 .12 (.49) (.37) (.12) —
Class E
October 31, 2019 9.79 .30 .30 .60 (.22) —
October 31, 2018 10.38 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.67 .39 .53 .92 (.21) —
October 31, 2016 9.53 .34 .13 .47 (.33) —
October 31, 2015(2) 10.00 .15 (.48) (.33) (.14) —
Class M
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
October 31, 2017(8) 10.00 .25 .27 .52 (.25) —
Class S
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
October 31, 2017 9.68 .36 .58 .94 (.34) —
October 31, 2016 9.53 .36 .14 .50 (.35) —
October 31, 2015(2) 10.00 .17 (.50) (.33) (.14) —
Class Y
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)
October 31, 2017 9.68 .39 .58 .97 (.36) —
October 31, 2016 9.54 .39 .12 .51 (.37) —
October 31, 2015(2) 10.00 .18 (.49) (.31) (.15) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 845
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.23) 10.03 6. 18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.31) 10.26 9.63 13,283 1.36 1.09 3.37 146
(.33) 9.66 5.08 10,052 1.44 1.10 3.70 67
(.14) 9.52 (3.40) 2,887 1.44 1.10 3.35 38
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.24) 10.23 8.73 8,242 2.12 1.84 2.64 146
(.27) 9.64 4.34 7,233 2.19 1.85 2.92 67
(.12) 9.51 (3.71) 2,456 2.19 1.85 2.59 38
(.22) 10.17 6.24 37 1.34 1.01 2.99 128
(.42) 9.79 (1.74) 71 1.35 1.02 3.51 112
(.21) 10.38 9.66 79 1.43 1.09 4.05 146
(.33) 9.67 5.06 23,603 1.44 1.10 3.57 67
(.14) 9.53 (3.25) 7,187 1.43 1.10 3.31 38
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.25) 10.27 5.31 29,335 1.05 .73 3.94 146
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.34) 10.28 9.89 1,020,873 1.11 .83 3.64 146
(.35) 9.68 5.43 552,190 1.19 .85 3.81 67
(.14) 9.53 (3.27) 163,159 1.18 .85 3.50 38
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112
(.36) 10.29 10.19 248,299 .92 .64 3.87 146
(.37) 9.68 5.51 259,486 1.00 .65 4.16 67
(.15) 9.54 (3.09) 99,978 .98 .65 3.56 38

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
846 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 425,382
Administration fees 46,434
Distribution fees 6,768
Shareholder servicing fees 1,557
Transfer agent fees 145,942
Trustee fees 1,968
$ 628,051
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 27,051 $ 154,715 $ 166,254 $ — $ — $ 15,512 $ 709 $ —
U.S. Cash Management Fund 124,311 2,261,928 2,167,598 48 15 218,704 3,354 —
$ 151,362 $ 2,416,643 $ 2,333,852 $ 48 $ 15 $ 234,216 $ 4,063 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,0 26 , 781 , 691 $ 34 , 651 , 722 $ (38 , 275 , 135 ) $ ( 3 , 623 , 413 ) $ 10, 673 , 404 $ 1 , 988 ,0 42
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 31,555,609 $ — $ — $ 55,055,846 $ 4,772,622 $ —
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
1

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
848 Multi-Asset Growth Strategy Fund
Multi-Asset Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year (1 .28)%
Inception* 0 .55%§
Multi-Asset Growth Strategy Fund
-
Class C
‡‡
Total
Return
1 Year 3 .84%
Inception* 2 .17%§
Multi-Asset Growth Strategy Fund
-
Class M
‡‡‡
Total
Return
1 Year 4 .97%
Inception* 3 .08%§
Multi-Asset Growth Strategy Fund
-
Class S
Total
Return
1 Year 4 .96%
Inception* 2 .99%§
Multi-Asset Growth Strategy Fund
-
Class Y
‡‡‡‡
Total
Return
1 Year 5.16%
Inception* 3.18%§
S&P 500
®
Index **
Total
Return
1 Year 14.33%
Inception* 12.01%§

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Multi-Asset Growth Strategy Fund 849
The Multi-Asset Growth Strategy Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission (“SEC”) permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2019, the Fund had fourteen money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return with lower
volatility than equity markets.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class M, Class S and Class Y Shares gained 4.70%,
3.84%, 4.97%, 4.96% and 5.16%, respectively. This is compared to the Fund’s benchmark, the S&P 500
®
Index, which gained
14.33% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar World
Allocation Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
8.56%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to provide long term total return with lower
volatility than equity markets. The Fund is designed to
opportunistically take advantage of global sources of return and limit the frequency and severity of portfolio declines.
Within the Fund’s fixed income portfolio, exposure to government debt was beneficial as it was among the best-performing segments of the fixed income market over the one-year period. Falling interest rates, central bank easing and slowing economic growth concerns resulted in significant price appreciation within U.S.
Treasuries and investment-grade credit. Further, the Fund’s
exposure to securitized assets, including mortgage-backed
securities, was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets.
The U.S. equity market, as broadly measured by the Russell
3000
®
TR Index, gained 13.49% over the period. From a
style perspective, growth outperformed value. From a sector
perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively except energy. The Fund’s strategic exposure to non-U.S.
equities hindered performance over the period as international developed markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
In order to seek to achieve the Fund’s objective during the
period, RIM’s strategic asset allocation included traditional asset classes such as equities, real assets, and fixed income, as well as asset classes such as bank loans, high yield debt, emerging market local and hard currency debt, mortgage-backed securities and other alternative strategies. RIM adapted the Fund’s asset allocation over the period as market opportunities and risks evolved. RIM continued to operate the Fund as a risk manager rather than risk taker during the period. The Fund maintained a relatively small allocation in U.S. equities, while keeping larger positions in Europe ex-UK and emerging market equities. In
the fourth quarter of 2018, RIM added exposure to U.S. equities throughout the sell-off at the end of the year. In the first quarter
2019, RIM shifted the Fund’s risk exposure following the large market rally in the first two months of the year, trimming growth manager Invesco Advisers, Inc. and allocating to global value equity managers, as well as tactically adding protection against adverse market events using options within emerging market
holdings. In the second quarter of 2019, high yield exposure was trimmed given valuations and the increase of risks in the market.
During the third quarter of 2019, equity market hedges were
put into effect both domestically and within emerging markets through the use of options. Additionally, Putnam Investment
Management, LLC’s (“Putnam’) long volatility strategy was added to serve as a hedge against interest rate volatility and exposure to
RIM’s backwardation strategy was incrementally increased with the intent of benefiting from commodity exposure and exploiting relatively high price dislocations within the commodities space.
By using options, Putnam’s volatility strategy seeks to exploit opportunities where interest rate volatility is underpriced relative to the market, allowing for the strategy to benefit when spikes in interest rate volatility ensue. Within fixed income, duration positioning was moved to an overall neutral exposure, with added exposure to the short-end of the yield curve. RIM’s tactical modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by a high allocation to non-U.S. equity and a low allocation to U.S.
equity, as U.S. equities led global market performance. The
Fund’s positioning for risk management over risk taking, aligned

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
850 Multi-Asset Growth Strategy Fund
with its objective of providing lower volatility than equity markets, was helpful in late 2018 but a headwind to performance for much of 2019.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Putnam was a strong contributor to Fund performance. The manager benefited from large positions in commercial mortgage back securities and exposure to prepayment risk.
Atlantic Investment Management, Inc. was one of the largest
detractors over the fiscal year. Underperformance was largely the result of the manager’s bias towards value names, as the portfolio is generally dedicated to more cyclical value areas of the market, with an additional emphasis on small and mid-cap names. These allocations proved detrimental, as the market environment
favored domestic large cap growth securities.
During the period, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from a quantitative model, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. The strategy underperformed relative to the Fund’s benchmark for the one-year period.
Underperformance was largely a result of relative geographic tilts, as the strategy was underweight U.S. equities and overweight
European peers relative to the benchmark. Furthermore, from a size and style perspective, the strategy held significant positions in mid and small-cap companies, with a bias to value names,
which proved detrimental over the period as large cap and growth names outperformed their small cap and value counterparts.
Lastly, from a sector perspective, relative overweight positioning within the struggling health care sector and relative underweight positioning to the outperforming technology sector contributed to underperformance over the period.
RIM also manages an internally-developed backwardation
strategy that seeks to achieve excess return through the use of a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.
The backwardation strategy was negative over the period.
Describe any changes to the Fund’s structure or the money
manager line-up.
In January 2019, RIM terminated Wellington Management
Company LLP, Axiom International Investors LLC and Polaris
Capital Management and hired Atlantic Investment Management,
Inc. These changes were made in order to increase conviction in the Fund’s excess return potential.
In June 2019, Cohen & Steers Capital Management, Inc., Cohen
& Steers UK Limited and Cohen & Steers Asia Limited was
transitioned from a discretionary to non-discretionary mandate.
In September 2019, RIM terminated T. Rowe Price Associates,
Inc. (“T. Rowe”) and AllianceBernstein, L.P. and added a new mandate for Putnam. T. Rowe was terminated due to its relatively lower excess return potential relative to the Fund’s other managers.
AllianceBernstein, L.P. was terminated due to RIM’s desire to consolidate the Fund’s emerging market equity exposure.
Money Managers as of October 31,
2019 Styles
Atlantic Investment Management, Inc. Global Equity
Boston Partners Global Investors, Inc. Global Equity
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real Estate
Securities
First Sentier Investors (Australia) IM
Limited (formerly, Colonial First State Asset
Management (Australia) Limited)
Global Listed
Infrastructure
GLG LLC Emerging Markets Debt
Hermes Investment Management Limited High Yield Debt
Invesco Advisers, Inc. Global Equity
Kopernik Global Investors, LLC Global Equity
Levin-Easterly Partners, LLC U.S. Equity
Oaktree Capital Management, L.P. Convertibles
Putnam Investment Management, LLC Mortgages & Fixed
Income Opportunistic
Strategy
RiverPark Advisors, LLC U.S. Equity
Sompo Japan Nipponkoa Asset Management
Co., Ltd. Japan Equities
THL Credit Advisors, LLC Bank Loans

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Multi-Asset Growth Strategy Fund 851
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
* Assumes initial investment on March 7, 2017.
** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
‡ The Fund’s performance inception date for Class A Shares was September 28, 2017. The returns shown for Class A prior to that date are the returns of the Fund’s
Class S Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class S Shares.
‡‡ The Fund’s performance inception date for Class C Shares was September 28, 2017. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares. Class C Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡‡ The Fund’s performance inception date for Class Y Shares was August 30, 2017. The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
852 Multi-Asset Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 989.40 $ 1,019.21
Expenses Paid During Period* $ 5.97 $ 6.06
* Expenses are equal to the Fund's annualized expense ratio of 1.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 984.90 $ 1,015.43
Expenses Paid During Period* $ 9.71 $ 9.86
* Expenses are equal to the Fund's annualized expense ratio of 1.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 990.30 $ 1,020.97
Expenses Paid During Period* $ 4.21 $ 4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Multi-Asset Growth Strategy Fund 853
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 989.80 $ 1,020.47
Expenses Paid During Period* $ 4.71 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 991.70 $ 1,021.48
Expenses Paid During Period* $ 3.71 $ 3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
854 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 29.1%
Corporate Bonds and Notes - 4.8%
AES Corp.
4.875% due 05/15/23 215
218
5.125% due 09/01/27 279
300
Aircastle, Ltd.
4.125% due 05/01/24 688
720
Ally Financial, Inc.
3.875% due 05/21/24 73
76
4.625% due 03/30/25 770
834
5.750% due 11/20/25 520
579
Antero Resources Corp.
Series WI
5.000% due 03/01/25 767
502
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 1,522
1,518
Arbor Realty Trust, Inc.
5.250% due 07/01/21 1,337
1,446
Ares Capital Corp.
4.625% due 03/01/24 460
488
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.750% due 07/15/27 (Þ) 408
416
CalAmp Corp.
2.000% due 08/01/25 701
576
Calpine Corp.
5.250% due 06/01/26 (Þ) 250
260
Cardtronics, Inc.
1.000% due 12/01/20 2,329
2,313
CenturyLink, Inc.
Series WI
5.625% due 04/01/25 280
295
Series Y
7.500% due 04/01/24 (Ñ) 116
132
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 652
719
5.375% due 05/01/47 225
247
CIT Group, Inc.
5.000% due 08/01/23 312
336
Series A
5.800% due 12/31/99 (Ê)(ƒ)(Ñ) 549
563
Clearway Energy Operating LLC
Series WI
5.000% due 09/15/26 626
626
Colony NorthStar, Inc.
3.875% due 01/15/21 2,711
2,664
CSC Holdings LLC
5.750% due 01/15/30 (Þ) 295
310
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 700
799
Dermira, Inc.
3.000% due 05/15/22 550
457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diamond Sports Group LLC / Diamond
Sports Finance Co.
6.625% due 08/15/27 (Ñ)(Þ) 307
316
DISH Network Corp.
2.375% due 03/15/24 2,963
2,656
Domtar Corp.
6.250% due 09/01/42 280
304
Dresdner Funding Trust I
8.151% due 06/30/31 71
95
Series REGS
8.151% due 06/30/31 241
322
Dycom Industries, Inc.
0.750% due 09/15/21 2,334
2,204
Encore Capital Group, Inc.
2.875% due 03/15/21 (Ñ) 1,908
1,855
Energy Transfer Operating, LP
Series A
6.250% due 12/31/99 (Ê)(ƒ) 191
178
EnLink Midstream Partners, LP
5.600% due 04/01/44 202
155
5.050% due 04/01/45 74
56
5.450% due 06/01/47 72
55
Enterprise Products Operating LLC
5.375% due 02/15/78 (Ê) 713
701
EQT Corp.
3.900% due 10/01/27 (Ñ) 124
109
Exantas Capital Corp.
4.500% due 08/15/22 1,712
1,803
FireEye, Inc.
Series A
1.000% due 06/01/35 (Ñ) 380
376
Series B
1.625% due 06/01/35 1,427
1,366
Flexion Therapeutics, Inc.
3.375% due 05/01/24 610
586
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ) 170
164
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (Ê)(ƒ)(Ñ) 130
130
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,288
1,313
Goodyear Tire & Rubber Co.
4.875% due 03/15/27 (Ñ) 960
965
Granite Point
5.625% due 12/01/22 (Þ) 1,020
1,040
Green Plains, Inc.
4.125% due 09/01/22 516
436
Greenbrier Cos., Inc.
2.875% due 02/01/24 1,863
1,787
GTT Communications, Inc.
7.875% due 12/31/24 (Þ) 78
45
Guidehouse LLP
6.286% due 05/01/25 (Ê) 250
246

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 855
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 485
510
4.875% due 05/15/26 (Þ) 261
276
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
4.125% due 09/01/22 222
255
HCA, Inc.
4.750% due 05/01/23 308
330
4.500% due 02/15/27 266
287
4.125% due 06/15/29 240
254
7.500% due 11/15/95 421
470
HCI Group, Inc.
4.250% due 03/01/37 371
370
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 742
761
Hercules Capital, Inc.
4.375% due 02/01/22 1,553
1,591
Hess Corp.
3.500% due 07/15/24 130
133
4.300% due 04/01/27 375
397
5.800% due 04/01/47 160
186
Hope Bancorp, Inc.
2.000% due 05/15/38 2,556
2,374
Insmed, Inc.
1.750% due 01/15/25 569
486
Invacare Corp.
5.000% due 02/15/21 193
179
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250
283
4.700% due 11/01/42 440
456
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 2,000
2,085
L Brands, Inc.
7.500% due 06/15/29 595
590
Series WI
6.875% due 11/01/35 325
276
Lennar Corp.
Series WI
5.000% due 06/15/27 446
482
4.750% due 11/29/27 497
537
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,523
1,320
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,422
2,277
Marathon Oil Corp.
5.200% due 06/01/45 225
252
MPLX, LP
Series 0005
4.125% due 03/01/27 630
662
Series 0006
5.200% due 03/01/47 250
268
MPT Operating Partnership LP / MPT
Finance Corp.
5.000% due 10/15/27 100
106
Nabors Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 01/15/24 677
429
Nevro Corp.
1.750% due 06/01/21 574
651
New Mountain Finance Corp.
5.750% due 08/15/23 949
993
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 1,782
1,814
Nuance Communications, Inc.
2.750% due 11/01/31 1,442
1,415
1.000% due 12/15/35 592
575
Oil States International, Inc.
1.500% due 02/15/23 441
373
Patrick Industries, Inc.
1.000% due 02/01/23 1,145
1,076
PDC Energy, Inc.
1.125% due 09/15/21 990
891
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (Ê)(ƒ) 692
645
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ) 75
69
Radius Health, Inc.
3.000% due 09/01/24 735
697
Range Resources Corp.
Series WI
4.875% due 05/15/25 (Ñ) 759
609
Redfin Corp.
1.750% due 07/15/23 361
334
RWT Holdings, Inc.
5.750% due 10/01/25 (Þ) 1,490
1,509
Scientific Games International, Inc.
Series REGS
5.500% due 02/15/26 215
234
SEACOR Holdings, Inc.
3.000% due 11/15/28 1,384
1,370
SM Energy Co.
1.500% due 07/01/21 495
441
6.625% due 01/15/27 99
83
Spirit Realty Capital, Inc.
3.750% due 05/15/21 330
341
SunPower Corp.
4.000% due 01/15/23 153
131
Synaptics, Inc.
0.500% due 06/15/22 2,699
2,547
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 721
746
6.875% due 11/15/31 150
137
Tesla, Inc.
1.250% due 03/01/21 1,315
1,430
Teva Pharmaceutical Finance Co. LLC
Series C
0.250% due 02/01/26 1,142
1,071
Tilray, Inc.
5.000% due 10/01/23 1,183
648
T-Mobile USA, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
856 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/01/28 608
641
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 990
1,029
Tutor Perini Corp.
2.875% due 06/15/21 (Ñ) 1,573
1,493
Twitter, Inc.
1.000% due 09/15/21 2,148
2,079
Two Harbors Investment Corp.
6.250% due 01/15/22 2,360
2,435
Veeco Instruments, Inc.
2.700% due 01/15/23 1,445
1,321
Vishay Intertechnology, Inc.
2.250% due 06/15/25 786
774
Vitamin Shoppe, Inc.
2.250% due 12/01/20 541
536
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22 928
941
Western Digital Corp.
1.500% due 02/01/24 1,950
1,849
WPX Energy, Inc.
5.750% due 06/01/26 380
382
5.250% due 10/15/27 17
17
Zillow Group, Inc.
1.500% due 07/01/23 1,556
1,380
91,246
International Debt - 1.5%
Actavis Funding SCS
4.550% due 03/15/35 669
716
4.750% due 03/15/45 200
213
AerCap Holdings NV
5.875% due 10/10/79 (Ê) 400
417
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 375
386
3.875% due 01/23/28 375
388
AIMCO
Series 2018-AA Class ER
7.201% due 01/15/28 (Ê)(Þ) 1,000
951
Aircastle, Ltd.
4.250% due 06/15/26 232
241
Akbank Turk AS
Series REGS
5.125% due 03/31/25 200
191
Albea Beauty Holdings SA Term Loan
B2
5.524% due 04/12/24 (Ê) 118
113
Alcoa Nederland Holding BV
6.125% due 05/15/28 (Þ) 650
697
Allergan Funding SCS
4.550% due 03/15/35 87
93
Alpha 3 BV Term Loan B1
5.104% due 01/31/24 (Ê) 223
218
ams AG
0.875% due 09/28/22 2,600
2,191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aphria, Inc.
5.250% due 06/01/24 (Þ) 857
556
Arcelik AS
Series REGS
5.000% due 04/03/23 200
201
Arterra Wines Canada, Inc. Term Loan
B1
4.914% due 12/15/23 (Ê) 247
245
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 275
340
Barclays Bank PLC
6.278% due 04/05/22 (Ê)(ƒ) 450
501
6.278% due 12/29/49 (Ê)(ƒ) 300
334
Belron SA Term Loan B
4.459% due 10/26/24 (Ê) 124
124
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200
201
BHP Billiton Finance USA, Ltd.
Series REGS
6.750% due 10/19/75 (Ê) 200
234
Commerzbank AG
7.000% due 12/31/99 (Ê)(ƒ) 200
206
Credit Suisse Group AG
Series REGS
7.250% due 12/31/99 (Ê)(ƒ) 400
435
Deutsche Postbank Funding Trust I
Series I
0.390% due 12/29/49 (Ê)(ƒ) 148
131
Deutsche Postbank Funding Trust III
0.427% due 02/15/23 (Ê)(ƒ) 253
223
Diamond (BC) BV 1st Lien Term Loan
4.927% due 09/06/24 (Ê) 266
247
Enbridge, Inc.
5.500% due 07/15/77 (Ê) 989
1,009
Gazprom OAO Via Gaz Capital SA
Series REGS
4.950% due 02/06/28 200
218
GFL Environmental, Inc. 1st Lien Term
Loan B
4.786% due 05/31/25 (Ê) 173
173
Golar LNG, Ltd.
2.750% due 02/15/22 1,673
1,482
HSBC Bank PLC
Series 1M
2.500% due 06/29/49 (Ê)(ƒ) 300
226
Huntsman International LLC
Series WI
4.250% due 04/01/25 530
674
I-Logic Technologies Bidco, Ltd. 1st
Lien Term Loan
5.104% due 12/31/24 (Ê) 229
222
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710
740
ION Trading Technologies Sarl 1st Lien
Term Loan B

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 857
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.064% due 11/21/24 (Ê) 441
412
IQVIA Holdings, Inc.
Series REGS
2.250% due 01/15/28 126
144
LCM XVIII, LP
Series 2018-18A Class ER
7.916% due 04/20/31 (Ê)(Þ) 500
437
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416
496
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.854% due 09/24/24 (Ê) 332
260
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200
206
MMK Finance, Ltd.
3.849% due 04/08/22 200
204
National Westminster Bank PLC
Series C
2.375% due 11/29/49 (Ê)(ƒ) 160
133
Neptune Energy Bondco PLC
Series OCT
6.625% due 05/15/25 200
199
Network i2i Ltd.
Series REGS
5.650% due 12/31/99 (Ê)(ƒ) 200
188
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 620
651
3.875% due 09/01/22 (Þ) 200
207
OI European Group BV
4.000% due 03/15/23 (Þ) 126
126
Open Text Corp. 1st Lien Term Loan B
3.536% due 05/30/25 (Ê) 123
123
Ortho-Clinical Diagnostics SA 1st Lien
Term Loan B
5.306% due 06/01/25 (Ê) 219
209
Panther BF Aggregator LP Term Loan B
5.300% due 04/30/26 (Ê) 132
130
Petrobras Global Finance BV
5.093% due 01/15/30 (Þ) 15
16
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560
639
Royal Bank of Scotland Group PLC
Series B
2.063% due 08/29/49 (~)(Ê)(ƒ) 130
109
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160
166
Scorpio Tankers, Inc.
3.000% due 05/15/22 147
161
Severstal PJSC
5.900% due 10/17/22 210
227
Ship Finance International, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 10/15/21 2,228
2,346
Silver Standard Resources, Inc.
2.875% due 02/01/33 1,188
1,193
Solvay Acetow GmbH Term Loan
7.604% due 05/31/23 (Ê) 125
117
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (Ê)(Þ) 250
203
Stars Group Holdings BV Term Loan B
5.604% due 07/10/25 (Ê) 216
217
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.834% due 01/15/30 (Ê)(Þ) 500
415
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200
240
Series REGS
7.250% due 04/15/36 150
180
Suzano Austria GmbH
Series REGS
7.000% due 03/16/47 200
233
Series WI
5.000% due 01/15/30 200
206
Telecom Italia Capital SA
6.000% due 09/30/34 70
75
Trader Corp. Term Loan B
4.804% due 09/28/23 (Ê) 234
233
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.901% due 04/15/32 (Ê)(Þ) 300
273
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230
226
Vale Overseas, Ltd.
6.250% due 08/10/26 420
489
Weibo Corp.
1.250% due 11/15/22 145
136
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.726% due 01/20/32 (Ê)(Þ) 500
416
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.421% due 04/15/25 (Ê) 125
123
28,301
Loan Agreements - 1.5%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.286% due 09/29/24 (Ê) 113
111
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.536% due 04/03/23 (Ê) 173
171
AgroFresh, Inc. Term Loan B
6.536% due 07/31/21 (Ê) 342
303
AGS LLC 1st Lien Term Loan B
5.286% due 02/15/24 (Ê) 78
78
Albertson's LLC Term Loan B8
4.536% due 08/07/26 (Ê) 250
251

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
858 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.286% due 08/15/24 (Ê) 146
133
Alvogen Group, Inc. 1st Lien Term
Loan B
6.540% due 04/02/22 (Ê) 332
286
American Airlines, Inc. 1st Lien Term
Loan B
3.554% due 06/27/25 (Ê) 189
187
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.313% due 05/04/25 (Ê) 173
132
Anastasia Parent LLC 1st Lien Term
Loan B
5.677% due 08/10/25 (Ê) 396
322
AP Exhaust Acquisition LLC 1st Lien
Term Loan
7.175% due 05/10/24 (Ê) 349
192
AppLovin Corp. 1st Lien Term Loan B
5.536% due 08/15/25 (Ê) 397
393
Aretec Group, Inc. 1st Lien Term Loan
6.036% due 10/01/25 (Ê) 199
185
Ascend Learning LLC Term Loan B
4.786% due 07/12/24 (Ê) 344
341
AssuredPartners, Inc. 1st Lien Term
Loan B
5.286% due 10/22/24 (Ê) 374
367
Avaya, Inc. Term Loan B
6.164% due 12/15/24 (Ê) 319
303
6.171% due 12/15/24 (Ê) 190
181
Bass Pro Group LLC 1st Lien Term
Loan B
6.786% due 09/25/24 (Ê) 422
407
Bausch Health Americas, Inc. Term
Loan B
4.921% due 06/01/25 (Ê) 342
343
Blount International, Inc. 1st Lien Term
Loan B
5.946% due 04/12/23 (Ê) 126
125
Boxer Parent Co., Inc. 1st Lien Term
Loan B
6.036% due 10/02/25 (Ê) 369
341
Brickman Group, Ltd. 1st Lien Term
Loan B
4.313% due 08/10/25 (Ê) 57
58
4.438% due 08/10/25 (~)(Ê) 69
69
Brookfield WEC Holdings, Inc. Term
Loan
5.286% due 08/01/25 (Ê) 298
296
Carestream Health, Inc. Term Loan
7.536% due 02/28/21 (Ê) 148
142
CBS Radio, Inc. 1st Lien Term Loan B
4.554% due 03/02/24 (Ê) 180
180
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.286% due 03/01/24 (Ê) 398
395
Charter Communications Operating, LLC
Term Loan B2
3.580% due 02/01/27 (Ê) 124
124
CHG PPC Parent LLC Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.536% due 03/30/25 (Ê) 123
123
CityCenter Holdings LLC Term Loan B
4.036% due 04/18/24 (Ê) 124
124
Clear Channel Outdoor Holdings, Inc.
Term Loan B
5.286% due 08/21/26 (Ê) 250
250
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
4.036% due 08/11/24 (Ê) 327
327
Commercial Barge Line Co. Term Loan
B1
10.613% due 11/12/20 (Ê) 6
3
10.677% due 11/12/20 (Ê) 382
194
Constellis Holdings LLC 1st Lien Term
Loan
6.927% due 04/18/24 (Ê) 249
125
Constellis Holdings LLC 2nd Lien Term
Loan
10.927% due 04/21/25 (Ê) 189
31
Cortes NP Acquisition Corp. Term Loan
B
5.927% due 11/30/23 (Ê) 446
419
CSC Holdings LLC 1st Lien Term Loan
4.171% due 07/17/25 (Ê) 236
235
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
6.036% due 12/01/21 (Ê) 122
111
CWGS Group LLC Term Loan
4.759% due 11/08/23 (Ê) 188
159
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
5.104% due 06/01/24 (Ê) 123
119
Dynatrace LLC 1st Lien Term Loan
4.536% due 08/23/25 (Ê) 90
90
EagleView Technology Corp. 1st Lien
Term Loan B1
5.286% due 07/31/25 (Ê) 248
239
ECI Macola/Max Holding LLC 2nd Lien
Term Loan
10.104% due 09/29/25 (Ê) 128
124
Ellie Mae, Inc. Term Loan
5.863% due 04/16/26 (Ê) 211
210
EnergySolutions LLC 1st Lien Term
Loan B
5.854% due 05/11/25 (Ê) 247
230
Ensemble RCM LLC Term Loan
6.003% due 08/01/26 (Ê) 500
499
Entegris, Inc. Term Loan B
3.786% due 11/06/25 (Ê) 174
174
Envision Healthcare Corp. 1st Lien Term
Loan B
5.536% due 10/11/25 (Ê) 313
252
EVO Payments International LLC 1st
Lien Term Loan B
5.050% due 12/22/23 (Ê) 99
99
EW Scripps Co. (The) Term Loan B
4.536% due 05/01/26 (Ê) 162
162
Fort Dearborn Company 1st Lien Term
Loan
5.997% due 10/19/23 (Ê) 6
6

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.056% due 10/19/23 (Ê) 206
197
Gates Global, LLC Term Loan
4.536% due 03/31/24 (Ê) 288
282
Getty Images, Inc. 1st Lien Term Loan
6.313% due 02/19/26 (Ê) 310
301
GHX Ultimate Parent Corp. 1st Lien
Term Loan
5.354% due 06/30/24 (Ê) 249
243
Gray Television, Inc. 1st Lien Term
Loan C
4.511% due 11/02/25 (Ê) 174
174
Grifols Worldwide Opertions USA, Inc.
1st Lien Term Loan B
4.086% due 01/31/25 (Ê) 495
495
Gruden Holdings, Inc. 1st Lien Term
Loan
7.604% due 08/18/22 (Ê) 247
245
GTT Communications, Inc. 1st Lien
Term Loan B
4.540% due 05/31/25 (Ê) 624
461
H.B. Fuller Co. 1st Lien Term Loan B
3.846% due 10/20/24 (Ê) 319
317
HCA, Inc. Term Loan B12
3.536% due 03/13/25 (Ê) 219
220
HGIM Corp. 1st Lien Term Loan
8.034% due 07/02/23 (Ê) 217
170
Information Resources, Inc. 1st Lien
Term Loan
6.624% due 12/03/25 (~)(Ê) 174
162
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
4.786% due 07/31/24 (Ê) 251
251
Jason, Inc. 1st Lien Term Loan
6.286% due 06/30/21 (Ê) 48
42
6.604% due 06/30/21 (Ê) 125
110
Kestra Advisory Services LLC Term
Loan
6.360% due 06/04/26 (Ê) 175
170
Level 3 Financing, Inc. Term Loan B
4.036% due 02/22/24 (Ê) 140
140
LifeScan Global Corp. 1st Lien Term
Loan
8.056% due 10/02/24 (Ê) 174
155
8.660% due 10/02/24 (Ê) 3
3
Limetree Bay Terminals LLC Term Loan
B
5.786% due 02/15/24 (Ê) 50
47
Lower Cadence Holdings LLC Term
Loan B
5.804% due 05/10/26 (Ê) 233
216
MCC Iowa LLC 1st Lien Term Loan M
3.820% due 01/15/25 (Ê) 249
249
Messer Industries USA, Inc. 1st Lien
Term Loan B
4.604% due 10/02/25 (Ê) 348
345
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.290% due 07/03/25 (Ê) 124
122
MH Sub I, LLC 1st Lien Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.536% due 09/15/24 (Ê) 250
243
Midas Intermediate Holdco II, LLC Term
Loan B
4.850% due 08/18/21 (Ê) 299
287
Midwest Physician Administrative
Services, LLC 1st Lien Term Loan
4.536% due 08/15/24 (Ê) 422
413
Midwest Physician Administrative
Services, LLC 2nd Lien Term Loan
8.786% due 08/11/25 (Ê) 122
118
Mitchell International, Inc. 1st Lien
Term Loan B
5.036% due 12/01/24 (Ê) 217
204
Mitchell International, Inc. 2nd Lien
Term Loan
9.036% due 11/20/25 (Ê) 233
211
Navistar, Inc. 1st Lien Term Loan B
5.420% due 11/06/24 (Ê) 246
243
NCR Corp. Term Loan
4.290% due 08/08/26 (Ê) 63
62
NN, Inc. 1st Lien Term Loan B
5.536% due 10/19/22 (Ê) 123
120
NN, Inc. 2nd Lien Term Loan
5.036% due 04/03/21 (Ê) 276
268
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.604% due 11/27/20 (Ê) 341
277
NPC International, Inc. 1st Lien Term
Loan
5.427% due 04/20/24 (Ê) 374
212
On Assignment, Inc. 1st Lien Term Loan
B4
3.786% due 02/21/25 (~)(Ê) 239
240
Penn National Gaming, Inc. 1st Lien
Term Loan B1
4.036% due 10/15/25 (Ê) 174
174
Polar US Borrower LLC 1st Lien Term
Loan
6.793% due 10/16/25 (Ê) 170
160
6.854% due 10/16/25 (Ê) 4
4
Post Holdings, Inc. Incremental Term
Loan B
3.830% due 05/24/24 (Ê) 21
21
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
5.036% due 05/01/25 (Ê) 111
110
Prime Security Services Borrower LLC/
Prime Finance, Inc. 2019 Term Loan
B1
5.247% due 09/23/26 (Ê) 500
482
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.177% due 05/18/25 (Ê) 371
362
Quintiles IMS, Inc. 1st Lien Term Loan
B2
4.104% due 01/18/25 (Ê) 250
250
Rackspace Hosting, Inc. 1st Lien Term
Loan
5.287% due 11/03/23 (Ê) 1,258
1,117
Radiate Holdco LLC 1st Lien Term
Loan B

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
860 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.786% due 02/01/24 (Ê) 123
121
Radio One, Inc. 1st Lien Term Loan B
5.790% due 04/05/23 (~)(Ê) 398
377
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.304% due 11/16/25 (~)(Ê) 215
215
Research Now Group, Inc. 1st Lien Term
Loan
7.753% due 12/20/24 (Ê) 173
172
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.536% due 02/05/23 (Ê) 224
224
RHP Hotel Properties, LP Term Loan B
3.790% due 05/11/24 (Ê) 168
168
Rocket Software, Inc. Term Loan
6.036% due 11/28/25 (Ê) 174
150
RPI Finance Trust Term Loan B
3.786% due 03/27/23 (Ê) 121
121
S2P Acquisition Borrower, Inc. Term
Loan
5.786% due 08/14/26 (Ê) 125
124
Seadrill Operating, LP Term Loan B
8.104% due 02/21/21 (Ê) 406
204
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.000% due 08/04/21 (Ê) 60
38
Southwire Co. LLC 1st Lien Term Loan B
3.536% due 05/15/25 (Ê) 140
139
Sprint Corp. Term Loan B
4.813% due 02/03/24 (Ê) 414
411
Starfruit Finco BV 1st Lien Term Loan B
5.190% due 10/01/25 (Ê) 85
83
Station Casinos LLC 1st Lien Term
Loan B
4.290% due 06/08/23 (Ê) 251
251
Stats Intermediate Holding LLC Term
Loan
7.300% due 07/12/26 (Ê) 153
148
Steak n Shake Operations, Inc. Term
Loan
5.540% due 03/19/21 (Ê) 295
192
SuperMoose Borrower LLC 1st Lien
Term Loan
5.536% due 08/15/25 (Ê) 165
150
Tempo Acquisition LLC Term Loan B
4.786% due 05/01/24 (Ê) 249
249
TKC Holdings, Inc. 1st Lien Term Loan
5.540% due 02/01/23 (Ê) 246
238
TransDigm Group, Inc. Term Loan
4.286% due 06/09/23 (Ê) 249
247
TruGreen Limited Partnership Term
Loan B
5.536% due 03/15/26 (Ê) 124
125
Twin River Management Group, Inc.
Term Loan
4.794% due 05/10/26 (Ê) 175
175
U.S. Silica Co., Inc. 1st Lien Term Loan
B
5.813% due 05/01/25 (Ê) 173
143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Uber Technologies, Inc. 1st Lien Term
Loan
5.914% due 03/22/25 (Ê) 138
136
United Airlines, Inc. Term Loan B
3.536% due 04/01/24 (Ê) 249
249
United Natural Foods, Inc. Term Loan
6.036% due 10/22/25 (Ê) 348
278
Univar USA, Inc Term Loan B3
4.036% due 07/01/24 (Ê) 206
206
US Foods, Inc. Term Loan B
3.786% due 08/15/26 (Ê) 250
251
USI, Inc. Term Loan B
5.104% due 05/16/24 (Ê) 450
436
Varsity Brands Holding Co., Inc. 1st Lien
Term Loan
5.286% due 12/15/24 (Ê) 88
82
VeriFone Systems, Inc. 1st Lien Term
Loan
6.136% due 08/20/25 (Ê) 158
148
Vertafore, Inc. 1st Lien Term Loan B
5.036% due 07/02/25 (Ê) 248
240
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.540% due 05/29/25 (Ê) 68
65
4.620% due 05/29/25 (Ê) —
—
4.680% due 05/29/25 (Ê) 51
49
WP CityMD Bidco LLC Term Loan B
6.604% due 08/07/26 (Ê) 250
245
28,266
Mortgage-Backed Securities - 18.1%
Fannie Mae
4.500% due 2049 95
102
5.000% due 2049 207
224
30 Year TBA(Ï)
3.000% 28 , 234
28,249
3.500% 47,000
48,259
4.000% 71,000
73,641
4.500% 1,000
1,052
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê) 1,979
339
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 3,432
705
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 5,349
946
Series 2011-53 Class ST
Interest Only STRIP
3.856% due 06/25/41 (Ê) 11,244
1,918
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê) 3,078
465

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-134 Class SP
Interest Only STRIP
4.040% due 02/25/41 (Ê) 4,892
545
Series 2012-19 Class S
Interest Only STRIP
3.546% due 03/25/42 (Ê) 7,596
1,309
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 2,409
169
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 967
92
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê) 3,155
566
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê) 1,965
421
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 5,848
468
Series 2013-7 Class SA
Interest Only STRIP
4.636% due 02/25/43 (Ê) 7,397
1,705
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,409
64
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 769
36
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 723
30
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 1,208
118
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê) 588
32
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 2,596
602
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 1,014
78
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 4,532
861
Series 2013-107 Class SB
Interest Only STRIP
4.713% due 02/25/43 (Ê) 3,947
738
Series 2014-35 Class CS
Interest Only STRIP
4.190% due 06/25/44 (Ê) 55
10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-87 Class MS
Interest Only STRIP
3.969% due 01/25/45 (Ê) 6,954
1,187
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,338
265
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê) 3,318
566
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 3,210
688
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 8,329
627
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 8,847
1,491
Series 2016-8 Class SA
Interest Only STRIP
3.646% due 03/25/46 (Ê) 7,966
1,334
Series 2016-50 Class SM
Interest Only STRIP
4.203% due 08/25/46 (Ê) 86
15
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 9,033
1,541
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê) 5,974
956
Series 2016-83 Class BS
Interest Only STRIP
4.203% due 11/25/46 (Ê) 7,231
1,320
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40 1,902
280
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 334
33
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 2,348
308
Series 2017-8 Class SB
Interest Only STRIP
4.203% due 02/25/47 (Ê) 6,905
1,262
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 6,871
1,420
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,007
115
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,188
111

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
862 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,955
372
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 4,344
467
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 5,454
725
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê) 3,109
520
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 2,031
255
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 5,753
1,127
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,582
298
Series 2018-1 Class MS
Interest Only STRIP
4.005% due 02/25/48 (Ê) 320
48
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 2,067
232
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 6,143
1,363
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 2,627
516
Series 2018-36 Class SD
Interest Only STRIP
4.373% due 06/25/48 (Ê) 8,289
1,491
Series 2018-39 Class SA
Interest Only STRIP
4.055% due 06/25/48 (Ê) 6,683
972
Series 2018-47 Class SA
Interest Only STRIP
4.210% due 07/25/48 (Ê) 3,697
668
Series 2018-58 Class IO
Interest Only STRIP
5.500% due 08/25/48 8,569
1,735
Series 2018-62 Class SB
Interest Only STRIP
4.130% due 09/25/48 (Ê) 7,774
1,286
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê) 14,444
2,028
Series 2018-86 Class US
Interest Only STRIP
3.694% due 12/25/48 (Ê) 8,575
1,383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê) 5,539
880
Series 2018-95 Class SL
Interest Only STRIP
3.710% due 01/25/49 (Ê) 5,145
856
Series 2019-5 Class SA
Interest Only STRIP
3.696% due 03/25/49 (Ê) 6,146
1,183
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 3,866
381
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 4,574
616
Series 2019-21 Class SB
Interest Only STRIP
3.620% due 05/25/49 (Ê) 5,367
886
Series 2019-26 Class SM
Interest Only STRIP
3.905% due 06/25/49 (Ê) 6,556
1,006
Series 2019-28 Class S
Interest Only STRIP
3.646% due 06/25/49 (Ê) 4,483
789
Series 2019-32 Class SD
Interest Only STRIP
3.608% due 06/25/49 (Ê) 7,442
1,351
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê) 3,905
738
Series 2019-45 Class SD
Interest Only STRIP
3.779% due 08/25/49 (Ê) 4,267
880
Series 2019-58 Class SA
Interest Only STRIP
3.968% due 10/25/49 (Ê) 129
24
Series 2019-71 Class CS
Interest Only STRIP
3.950% due 11/25/49 (Ê)(Š) 1,853
486
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 539
98
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 434
64
Freddie Mac
5.000% due 2049 39
42
Freddie Mac REMICS
Series 2007-3346 Class SC
Interest Only STRIP
4.392% due 10/15/33 (Ê) 9,942
1,792
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 397
25

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 863
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-3747 Class SA
Interest Only STRIP
5.511% due 10/15/40 (Ê) 906
141
Series 2011-3919 Class SA
Interest Only STRIP
4.941% due 09/15/41 (Ê) 4,057
717
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 1,024
91
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (Ê) 967
178
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê) 504
59
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê) 1,193
190
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 1,309
129
Series 2012-4016 Class SC
Interest Only STRIP
4.603% due 03/15/42 (Ê) 1,921
328
Series 2012-4033 Class SC
Interest Only STRIP
5.316% due 10/15/36 (Ê) 607
37
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê) 1,383
172
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 2,249
96
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 6,041
741
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê) 3,534
493
Series 2013-4267 Class CS
Interest Only STRIP
4.816% due 05/15/39 (Ê) 558
24
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 1,389
135
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 2,813
411
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 3,585
655
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 2,322
104
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-4530 Class TI
Interest Only STRIP
4.000% due 11/15/45 905
112
Series 2016-4560 Class IO
Interest Only STRIP
5.802% due 05/15/39 (~)(Ê) 1,783
337
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 933
109
Series 2016-4596 Class CS
Interest Only STRIP
3.794% due 06/15/46 (Ê) 5,863
918
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 949
136
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 5,795
737
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,311
82
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,421
174
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 1,418
67
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 2,705
77
Series 2017-4678 Class MS
Interest Only STRIP
5.107% due 04/15/47 (Ê) 1,259
246
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 988
68
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 3,794
380
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 728
92
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê) 2,309
396
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 6,308
710
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,458
282
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 9,320
1,104

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
864 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4808 Class SD
Interest Only STRIP
4.173% due 07/15/48 (Ê) 5,411
858
Series 2018-4839 Class WS
Interest Only STRIP
4.073% due 08/15/56 (Ê) 6,515
1,480
Series 2019-4882 Class SA
Interest Only STRIP
3.855% due 05/15/49 (Ê) 8,918
1,512
Series 2019-4907 Class AS
Interest Only STRIP
3.734% due 09/25/48 (Ê) 16,383
2,588
Series 2019-4922 Class SB
Interest Only STRIP
4.001% due 04/25/49 (Ê) 4,793
660
Series 2019-4928 Class S
Interest Only STRIP
3.964% due 11/25/49 (Ê)(Š) 3,658
642
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 738
172
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê) 4,384
833
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê) 1,933
70
Ginnie Mae II
5.000% due 2049 2,150
2,284
5.500% due 2049 111
119
30 Year TBA(Ï)
4.500% 1,000
1,047
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39 4,005
146
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 3,528
736
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,999
391
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 6,818
1,234
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 6,321
1,277
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê) 1,745
118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-167 Class SG
Interest Only STRIP
5.237% due 08/16/38 (Ê) 1,876
74
Series 2010-H19 Class BI
Interest Only STRIP
1.460% due 08/20/60 (~)(Ê) 3,013
168
Series 2010-H22 Class CI
Interest Only STRIP
2.365% due 10/20/60 (~)(Ê) 2,659
127
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê) 1,901
135
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,393
743
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 1,194
122
Series 2011-156 Class SK
Interest Only STRIP
6.068% due 04/20/38 (Ê) 2,109
478
Series 2011-H15 Class AI
Interest Only STRIP
1.570% due 06/20/61 (~)(Ê) 655
32
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 3,410
616
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 984
176
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 3,787
652
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,648
282
Series 2012-H06 Class AI
Interest Only STRIP
1.361% due 01/20/62 (~)(Ê) 7,604
308
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê) 9,507
315
Series 2012-H10 Class SI
Interest Only STRIP
1.417% due 12/20/61 (~)(Ê) 5,545
364
Series 2012-H18 Class NI
Interest Only STRIP
1.489% due 08/20/62 (~)(Ê) 23,498
849
Series 2012-H23 Class WI
Interest Only STRIP
1.568% due 10/20/62 (~)(Ê) 3,398
140
Series 2012-H31 Class DI
Interest Only STRIP
2.059% due 12/20/62 (~)(Ê) 15,477
1,134

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 865
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,141
74
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 3,990
768
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 1,238
134
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 1,188
126
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 6,625
1,073
Series 2013-152 Class SG
Interest Only STRIP
3.849% due 06/20/43 (Ê) 6,749
1,271
Series 2013-H08 Class BI
Interest Only STRIP
1.715% due 03/20/63 (~)(Ê) 9,936
572
Series 2013-H14 Class XI
Interest Only STRIP
1.650% due 03/20/63 (~)(Ê) 1,859
82
Series 2014-41 Class SA
Interest Only STRIP
3.935% due 03/20/44 (Ê) 10,922
2,070
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê) 316
59
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 1,370
81
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,301
187
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,595
294
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 3,096
162
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 4,949
1,124
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 5,040
568
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê) 5,438
218
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê) 7,324
329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H18 Class CI
Interest Only STRIP
1.549% due 09/20/64 (~)(Ê) 4,681
373
Series 2014-H22 Class DI
Interest Only STRIP
1.374% due 11/20/64 (~)(Ê) 2,763
224
Series 2014-H24 Class BI
Interest Only STRIP
1.631% due 11/20/64 (~)(Ê) 13,531
1,098
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê) 2,117
152
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 3,568
565
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 1,288
94
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 2,968
265
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 2,688
553
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 1,237
151
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 2,396
220
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 1,744
96
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 1,323
138
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 2,301
232
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 3,350
252
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 904
173
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 4,939
1,060
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 2,310
345
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê) 1,127
94

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
866 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê) 582
43
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê) 1,488
127
Series 2015-H13 Class AI
Interest Only STRIP
2.194% due 06/20/65 (~)(Ê) 2,653
212
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê) 1,071
103
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê) 2,625
166
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê) 656
63
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê) 1,892
76
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê) 1,374
102
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê) 802
70
Series 2015-H29 Class HI
Interest Only STRIP
2.094% due 09/20/65 (~)(Ê) 678
50
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 339
62
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 450
57
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 1,709
303
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 5,359
599
Series 2016-77 Class SC
Interest Only STRIP
5.574% due 10/20/45 (Ê) 1,139
221
Series 2016-77 Class SL
Interest Only STRIP
5.157% due 03/20/43 (Ê) 1,265
108
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 2,301
214
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 4,531
429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,642
65
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 589
111
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê) 279
2
Series 2016-H01 Class AI
Interest Only STRIP
1.701% due 01/20/66 (~)(Ê) 17,245
1,407
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê) 1,067
77
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~)(Ê) 2,230
212
Series 2016-H08 Class AI
Interest Only STRIP
1.850% due 08/20/65 (~)(Ê) 6,210
491
Series 2016-H13 Class EI
Interest Only STRIP
2.030% due 04/20/66 (~)(Ê) 10,133
1,099
Series 2016-H13 Class MI
Interest Only STRIP
1.701% due 06/20/66 (~)(Ê) 6,431
220
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê) 24,657
2,614
Series 2016-H20 Class NI
Interest Only STRIP
2.317% due 09/20/66 (~)(Ê) 16,132
1,600
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 12,467
1,341
Series 2016-H22 Class AI
Interest Only STRIP
2.463% due 10/20/66 (~)(Ê) 7,401
759
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê) 6,232
510
Series 2016-H24 Class AI
Interest Only STRIP
2.351% due 11/20/66 (~)(Ê) 7,711
912
Series 2016-H24 Class DI
Interest Only STRIP
2.209% due 11/20/66 (~)(Ê) 2,711
307
Series 2016-H24 Class KI
Interest Only STRIP
2.515% due 11/20/66 (~)(Ê) 1,804
232
Series 2016-H25 Class GI
Interest Only STRIP
1.511% due 11/20/66 (~)(Ê) 4,658
213

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 867
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H27 Class BI
Interest Only STRIP
2.344% due 12/20/66 (~)(Ê) 11,630
1,336
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 4,768
257
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,073
52
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 2,411
322
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 4,228
901
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,816
372
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 4,096
804
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 597
63
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 2,419
462
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 1,096
159
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 6,143
521
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 638
75
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 3,296
672
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 417
64
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 2,253
271
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 5,095
1,302
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 6,608
449
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 2,517
576
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 3,563
425
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 509
78
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 556
94
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 1,870
69
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,415
152
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 3,876
322
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 4,977
375
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 3,744
733
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 890
88
Series 2017-174 Class IA
Interest Only STRIP
3.500% due 08/20/45 2,260
127
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 660
128
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê) 12,242
1,246
Series 2017-H02 Class BI
Interest Only STRIP
2.301% due 01/20/67 (~)(Ê) 656
81
Series 2017-H02 Class HI
Interest Only STRIP
2.153% due 01/20/67 (~)(Ê) 17,197
1,942
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê) 9,235
1,015
Series 2017-H03 Class CI
Interest Only STRIP
2.490% due 12/20/66 (~)(Ê) 20,019
3,031
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê) 2,534
322
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê) 1,913
286

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
868 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H04 Class AI
Interest Only STRIP
2.370% due 02/20/67 (~)(Ê) 11,651
1,371
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê) 7,023
941
Series 2017-H05 Class AI
Interest Only STRIP
2.525% due 01/20/67 (~)(Ê) 9,747
1,171
Series 2017-H05 Class CI
Interest Only STRIP
2.495% due 02/20/67 (~)(Ê) 2,749
355
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê) 6,138
682
Series 2017-H06 Class DI
Interest Only STRIP
1.755% due 02/20/67 (~)(Ê) 5,397
436
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê) 4,641
312
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê) 2,522
411
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê) 1,043
135
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê) 6,422
755
Series 2017-H09 Class DI
Interest Only STRIP
1.695% due 03/20/67 (~)(Ê) 5,526
488
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê) 5,258
508
Series 2017-H11 Class DI
Interest Only STRIP
1.848% due 05/20/67 (~)(Ê) 987
107
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê) 452
64
Series 2017-H14 Class LI
Interest Only STRIP
2.354% due 06/20/67 (~)(Ê) 4,628
530
Series 2017-H15 Class CI
Interest Only STRIP
1.637% due 06/20/67 (~)(Ê) 5,919
395
Series 2017-H16 Class EI
Interest Only STRIP
1.637% due 08/20/67 (~)(Ê) 9,649
967
Series 2017-H16 Class FI
Interest Only STRIP
2.290% due 08/20/67 (~)(Ê) 12,866
1,344
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê) 697
69
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê) 3,006
288
Series 2017-H18 Class CI
Interest Only STRIP
2.203% due 09/20/67 (~)(Ê) 551
80
Series 2017-H18 Class FI
Interest Only STRIP
2.182% due 09/20/67 (~)(Ê) 12,896
1,887
Series 2017-H18 Class IO
Interest Only STRIP
2.436% due 08/20/67 (~)(Ê) 7,156
751
Series 2017-H19 Class MI
Interest Only STRIP
2.007% due 04/20/67 (~)(Ê) 8,697
906
Series 2017-H20 Class AI
Interest Only STRIP
2.121% due 10/20/67 (~)(Ê) 8,612
1,085
Series 2017-H20 Class DI
Interest Only STRIP
2.119% due 10/20/67 (~)(Ê) 5,713
788
Series 2017-H20 Class HI
Interest Only STRIP
2.067% due 10/20/67 (~)(Ê) 3,343
429
Series 2017-H21 Class DI
Interest Only STRIP
1.629% due 10/20/67 (~)(Ê) 19,908
1,505
Series 2017-H22 Class DI
Interest Only STRIP
2.084% due 11/20/67 (~)(Ê) 7,690
1,020
Series 2017-H22 Class EI
Interest Only STRIP
2.220% due 10/20/67 (~)(Ê) 4,335
462
Series 2017-H22 Class GI
Interest Only STRIP
2.032% due 10/20/67 (~)(Ê) 8,392
1,127
Series 2017-H22 Class KI
Interest Only STRIP
2.042% due 11/20/67 (~)(Ê) 2,974
400
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê) 14,163
944
Series 2017-H25 Class IO
Interest Only STRIP
1.816% due 11/20/67 (~)(Ê) 4,192
473
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê) 17,842
1,184
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 4,105
715

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 869
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-33 Class IO
Interest Only STRIP
4.000% due 02/20/48 2,956
499
Series 2018-67 Class SC
Interest Only STRIP
4.293% due 05/20/48 (Ê) 3,132
477
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 5,298
889
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 2,959
463
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê) 4,690
710
Series 2018-100 Class S
Interest Only STRIP
4.115% due 07/20/48 (Ê) 10,388
1,515
Series 2018-104 Class SD
Interest Only STRIP
4.120% due 08/20/48 (Ê) 8,199
1,345
Series 2018-105 Class SG
Interest Only STRIP
4.150% due 08/20/48 (Ê) 3,605
514
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê) 11,085
1,740
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 5,437
396
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,242
224
Series 2018-127 Class IC
Interest Only STRIP
5.000% due 10/20/44 844
173
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 8,545
989
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê) 4,993
653
Series 2018-H01 Class CI
Interest Only STRIP
1.652% due 01/20/68 (~)(Ê) 3,932
370
Series 2018-H01 Class KI
Interest Only STRIP
1.711% due 01/20/68 (~)(Ê) 7,614
692
Series 2018-H02 Class AI
Interest Only STRIP
1.810% due 01/20/68 (~)(Ê) 3,934
543
Series 2018-H02 Class KI
Interest Only STRIP
1.764% due 02/20/68 (~)(Ê) 6,880
572
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H03 Class XI
Interest Only STRIP
2.028% due 02/20/68 (~)(Ê) 4,554
615
Series 2018-H04 Class GI
Interest Only STRIP
1.778% due 02/20/68 (~)(Ê) 6,213
429
Series 2018-H04 Class IO
Interest Only STRIP
2.851% due 02/20/68 (~)(Ê) 2,884
361
Series 2018-H05 Class ID
Interest Only STRIP
1.865% due 03/20/68 (~)(Ê) 3,122
455
Series 2018-H05 Class IE
Interest Only STRIP
1.906% due 02/20/68 (~)(Ê) 5,994
835
Series 2018-H06 Class HI
Interest Only STRIP
1.623% due 04/20/68 (~)(Ê) 3,976
293
Series 2018-H06 Class KI
Interest Only STRIP
1.453% due 04/20/68 (~)(Ê) 3,538
458
Series 2018-H08 Class AI
Interest Only STRIP
1.725% due 03/20/68 (~)(Ê) 20,132
953
Series 2018-H08 Class FI
Interest Only STRIP
1.478% due 06/20/68 (~)(Ê) 10,178
1,067
Series 2018-H08 Class IO
Interest Only STRIP
1.822% due 06/20/68 (~)(Ê) 14,869
1,159
Series 2018-H09 Class EI
Interest Only STRIP
1.680% due 06/20/68 (~)(Ê) 10,994
1,375
Series 2018-H11 Class BI
Interest Only STRIP
1.560% due 06/20/68 (~)(Ê) 6,233
752
Series 2018-H11 Class CI
Interest Only STRIP
1.656% due 07/20/68 (~)(Ê) 12,990
1,638
Series 2018-H13 Class DI
Interest Only STRIP
1.680% due 08/20/68 (~)(Ê) 5,814
714
Series 2018-H13 Class IA
Interest Only STRIP
1.680% due 08/20/68 (~)(Ê) 4,856
591
Series 2018-H13 Class NI
Interest Only STRIP
2.160% due 08/20/68 (~)(Ê) 12,102
1,448
Series 2019-6 Class SM
Interest Only STRIP
3.667% due 01/20/49 (Ê) 5,046
654
Series 2019-78 Class SJ
Interest Only STRIP
3.639% due 06/20/49 (Ê) 629
93

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
870 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-78 Class SM
Interest Only STRIP
3.670% due 06/20/49 (Ê) 5,702
909
Series 2019-83 Class JS
Interest Only STRIP
3.928% due 07/20/49 (Ê) 8,081
1,307
Series 2019-83 Class SW
Interest Only STRIP
3.928% due 07/20/49 (Ê) 17
3
Series 2019-99 Class KS
Interest Only STRIP
3.809% due 08/20/49 (Ê) 390
46
Series 2019-H15 Class CI
Interest Only STRIP
1.097% due 07/20/69 (~)(Ê) 9,481
557
Series 2019-H15 Class MI
Interest Only STRIP
0.764% due 09/20/69 (~)(Ê) 7,676
515
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 216
172
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ) 1,072
1,024
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ) 338
310
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ) 563
517
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 220
179
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.248% due 06/15/44 (~)(Ê)(Þ) 46
46
345,406
Non-US Bonds - 3.2%
ABN AMRO Bank NV
4.750% due 12/31/99 (Ê)(ƒ) EUR 400
470
Altice France SA
Series REGS
3.375% due 01/15/28 EUR 379
423
Anglo American Capital PLC
3.375% due 03/11/29 GBP 500
680
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 640
855
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 16,164
103
Bank of Ireland
7.375% due 12/29/49 TKX(Ê)(ƒ) EUR 200
231
Bankia SA
6.000% due 12/31/99 (Ê)(ƒ) EUR 200
230
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAWAG Group AG
5.000% due 12/31/99 (Ê)(ƒ) EUR 200
230
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (Ê) GBP 660
964
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 560
153
10.000% due 01/01/25 BRL 6,693
2,013
10.000% due 01/01/27 BRL 3,276
1,015
Caixa Geral de Depositos SA
10.750% due 12/31/99 (Ê)(ƒ) EUR 200
261
Cemex SAB de CV
Series REGS
3.125% due 03/19/26 EUR 400
460
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,285,000
1,898
6.000% due 01/01/43 CLP 290,000
544
Colombian Titulos de Tesoreria
Series B
7.000% due 05/04/22 COP 7,772,700
2,412
10.000% due 07/24/24 COP 4,744,100
1,683
7.500% due 08/26/26 COP 1,274,100
417
7.750% due 09/18/30 COP 4,277,700
1,436
Cooperatieve Rabobank UA
3.250% due 12/31/99 (ƒ) EUR 200
221
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 600
718
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 19,630
818
Series 97
0.450% due 10/25/23 CZK 54,820
2,321
Electricite de France SA
6.000% due 12/29/49 (Ê)(ƒ) GBP 500
705
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 200
280
Governor and Co. of the Bank of Ireland
7.375% due 12/29/49 (Ê) EUR 200
231
Groupama SA
6.375% due 05/29/49 (Ê)(ƒ) EUR 300
392
HT1 Funding GmbH
1.819% due 07/29/49 (Ê)(ƒ) EUR 150
159
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 1,571,000
116
Series FR56
8.375% due 09/15/26 IDR 44,421,000
3,458
Series FR72
8.250% due 05/15/36 IDR 36,529,000
2,755
Malaysia Government International Bond
Series 0117
3.882% due 03/10/22 MYR 6,959
1,693
Matterhorn Telecom SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 871
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.125% due 09/15/26 EUR 109
122
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 28,150
1,529
Series M
5.750% due 03/05/26 MXN 57,400
2,839
7.750% due 05/29/31 MXN 36,782
2,045
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.088% due 12/15/50 (Ê) EUR 100
65
Pension Insurance Corp. PLC
Series GBP
5.625% due 09/20/30 GBP 224
317
Permanent TSB Group Holdings PLC
2.125% due 09/26/24 (Ê) EUR 100
111
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 3,860
1,285
6.350% due 08/12/28 PEN 3,835
1,336
6.900% due 08/12/37 PEN 2,230
824
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100
130
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450
467
Phoenix Group Holdings PLC
5.750% due 12/31/99 (Ê)(ƒ) GBP 400
485
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 42,991
2,616
Series 2032
8.250% due 03/31/32 ZAR 3,590
215
Series 2037
8.500% due 01/31/37 ZAR 49,100
2,861
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100
1,280
Series 15YR
5.800% due 07/26/27 RON 1,400
365
Rothesay Life PLC
6.875% due 12/31/99 (Ê)(ƒ) GBP 200
262
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 282,984
4,621
Solvay Finance SA
5.118% due 12/29/49 (Ê)(ƒ) EUR 400
477
Solvay SA
4.250% due 12/31/99 (Ê)(ƒ) EUR 300
368
Telecom Italia SpA
1.125% due 03/26/22 EUR 300
338
2.750% due 04/15/25 EUR 625
734
Teva Pharmaceutical Finance
Netherlands II BV
1.625% due 10/15/28 EUR 100
80
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand Government Bond
2.000% due 12/17/22 THB 8,340
281
3.625% due 06/16/23 THB 115,150
4,107
Unione di Banche Italiane SpA
4.375% due 07/12/29 (Ê) EUR 100
116
Virgin Media Bristol LLC
Series REGS
4.250% due 01/15/30 GBP 100
130
Virgin Media Secured Finance PLC
Series REGS
11.000% due 01/15/21 (~)(Ê) GBP 100
143
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 110
123
61,017
Total Long-Term Investments
(cost $558,364) 554,236
Common Stocks - 55.3%
Consumer Discretionary - 6.4%
adidas AG - ADR 8,285
1,279
AdStar, Inc.(Æ) 40,565
1,860
Amazon.com, Inc.(Æ) 5,825
10,349
AutoZone, Inc.(Æ) 744
851
BJ's Wholesale Club Holdings, Inc.(Æ) 120,361
3,214
Bloomsbury Publishing PLC 138,121
448
Bovis Homes Group PLC 30,922
469
Boyd Gaming Corp. 35,263
961
Capri Holdings, Ltd.(Æ) 222,263
6,905
Carrols Restaurant Group, Inc.(Æ) 396,400
2,826
Century Casinos, Inc.(Æ) 319,427
2,361
Cinemark Holdings, Inc. 10,302
377
Cineworld Group PLC 72,348
209
CIT Group, Inc. 113,800
896
Comcast Corp. Class A 28,772
1,290
Continental AG 31,143
4,163
Costco Wholesale Corp. 3,226
958
Crest Nicholson Holdings PLC 86,444
437
Del Taco Restaurants, Inc.(Æ) 132,718
1,013
DFS Furniture PLC 144,304
438
Dick's Sporting Goods, Inc. 9,615
374
Dongfeng Motor Group Co., Ltd. Class H 4,238,256
4,224
DR Horton, Inc. 8,056
422
Dunkin' Brands Group, Inc. 4,127
324
Five Below, Inc.(Æ) 14,299
1,789
G4S PLC 3,790,037
10,158
General Motors Co. 176,510
6,559
Genuine Parts Co. 5,897
605
Goodyear Tire & Rubber Co. (The) 133,862
2,124
Graham Holdings Co. Class B 1,545
973
Home Depot, Inc. (The) 4,414
1,035
Honda Motor Co., Ltd. 155,100
4,187
Hyundai Motor Co. 10,381
1,087
Interpublic Group of Cos., Inc. (The) 23,197
505
Koito Manufacturing Co., Ltd. 179,900
9,384
Libbey, Inc.(Æ)(Ñ) 254,180
458

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
872 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lowe's Cos., Inc. 47,648
5,318
McDonald's Corp. 4,400
865
Mitchells & Butlers PLC(Æ) 49,120
271
Murata Manufacturing Co., Ltd. 43,500
2,331
Nike, Inc. Class B 22,362
2,003
Nissan Motor Co., Ltd. 399,500
2,532
NOK Corp. 183,000
2,862
Omnicom Group, Inc. 14,345
1,107
Peugeot SA 19,427
492
Pou Chen Corp. Class B 317,000
423
Quebecor, Inc. Class B 11,058
257
SMART Global Holdings, Inc.(Æ) 65,233
1,937
Starbucks Corp. 4,553
385
Sumitomo Electric Industries, Ltd. 284,500
3,896
Sumitomo Rubber Industries, Ltd. 45,900
607
Takashimaya Co., Ltd. 40,000
464
Tile Shop Holdings, Inc. 32,108
54
TJX Cos., Inc. 13,914
802
Trifast PLC 42,713
89
Ulta Salon Cosmetics & Fragrance, Inc.
(Æ)
5,690
1,327
VF Corp. 4,144
341
Walmart, Inc. 9,633
1,130
Walt Disney Co. (The) 15,920
2,068
Williams-Sonoma, Inc.(Ñ) 6,075
406
Yamada Denki Co., Ltd. 720,400
3,469
Yamaha Motor Co., Ltd. 48,900
957
Yum! Brands, Inc. 1,606
163
122,068
Consumer Staples - 1.9%
Archer-Daniels-Midland Co. 13,486
567
Astarta Holding NV(Æ) 35,714
165
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
48,323
204
Carrefour SA 36,032
613
Carr's Group PLC 98,392
179
Church & Dwight Co., Inc. 5,594
391
Coca-Cola Co. (The) 7,927
431
Cott Corp. 604,406
7,768
Farmer Brothers Co.(Æ) 268,591
3,446
General Mills, Inc. 7,412
377
Golden Agri-Resources, Ltd. 15,771,000
2,366
Japan Tobacco, Inc. 233,800
5,304
JM Smucker Co. (The) 9,202
972
Kernel Holding SA 52,725
587
Kimberly-Clark Corp. 3,317
441
Koninklijke Ahold Delhaize NV 16,141
402
Lenta, Ltd. - GDR(Æ) 476,154
1,567
McCormick & Co., Inc.(Ñ) 1,953
314
Mondelez International, Inc. Class A 14,889
781
PepsiCo, Inc. 6,060
831
Post Holdings, Inc.(Æ) 60,136
6,188
Procter & Gamble Co. (The) 11,922
1,484
Swedish Match AB 8,726
410
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tate & Lyle PLC 28,127
245
US Foods Holding Corp.(Æ) 5,212
207
36,240
Energy - 2.1%
BP PLC 140,938
896
Cabot Oil & Gas Corp. 37,260
695
Chevron Corp. 2,360
274
Crescent Point Energy Corp. 442,516
1,616
Denison Mines Corp.(Æ)(Ñ) 1,461,275
677
Enerflex, Ltd. 26,901
211
ENI SpA - ADR 34,119
517
Enterprise Products Partners, LP 42,069
1,095
EOG Resources, Inc. 12,248
849
Exxon Mobil Corp. 16,563
1,119
Fission Uranium Corp.(Æ)(Ñ) 1,326,675
292
Gazprom PJSC 1,146,943
4,650
John Laing Group PLC(Þ) 62,093
294
JX Holdings, Inc. 161,700
757
Kinder Morgan, Inc. 40,999
819
Magnolia Oil & Gas Corp.(Æ)(Ñ) 241,556
2,372
Matrix Service Co.(Æ) 82,623
1,550
NAC Kazatomprom JSC - GDR 42,560
572
National Energy Services Reunited Corp.
(Æ)(Ñ)
82,754
572
Occidental Petroleum Corp. 165,444
6,700
Oil Refineries, Ltd. 268,851
138
OMV AB 7,763
454
Parkland Fuel Corp. 17,140
569
Pason Systems, Inc. 21,800
234
Range Resources Corp.(Ñ) 565,148
2,278
Solaris Oilfield Infrastructure, Inc. Class
A(Ñ)
136,271
1,450
Southwestern Energy Co.(Æ)(Ñ) 738,728
1,514
Williams Cos., Inc. (The) 278,418
6,212
39,376
Financial Services - 14.3%
Activia Properties, Inc.(ö) 282
1,488
Aedifica(ö) 5,555
668
Aflac, Inc. 24,086
1,280
Ageas 7,691
443
Agree Realty Corp.(ö) 11,195
882
Alaris Royalty Corp. 11,327
168
Alleghany Corp.(Æ) 184
143
Allianz SE 2,105
514
Allied Properties Real Estate Investment
Trust(ö)
38,745
1,576
Allstate Corp. (The) 3,762
400
alstria office AG(ö) 34,187
641
American Express Co. 1,483
174
American International Group, Inc. 131,025
6,939
American Tower Corp.(ö) 7,116
1,552
Americold Realty Trust(Ñ)(ö) 31,103
1,247
Aon PLC 1,937
374
Arch Capital Group, Ltd.(Æ) 28,653
1,197

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 873
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argo Group International Holdings, Ltd. 32,378
2,003
Assicurazioni Generali SpA 20,777
422
Assura PLC(ö) 792,184
768
Assured Guaranty, Ltd. 9,881
464
AvalonBay Communities, Inc.(ö) 831
181
Axis Capital Holdings, Ltd. 3,045
181
Baloise Holding AG 2,260
418
Bank of Montreal 5,062
375
Berkshire Hathaway, Inc. Class B(Æ) 6,676
1,419
Blackstone Group, Inc. (The) Class A 78,759
4,187
Boardwalk Real Estate Investment
Trust(Ñ)(ö)
43,173
1,432
Brookfield Asset Management, Inc.
Class A
8,178
452
Brown & Brown, Inc. 15,109
569
CA Immobilien Anlagen AG 12,190
470
CapitaLand Commercial Trust, Ltd.(ö) 163,700
246
CapitaLand Mall Trust Class A(ö) 117,600
219
CapitaLand, Ltd. 289,500
762
Castellum AB 35,597
728
Catena AB 16,133
590
CBRE Group, Inc. Class A(Æ) 12,734
682
Central Pacific Financial Corp. 77,540
2,242
Charter Hall Group - ADR(ö) 130,992
1,019
Chiba Bank, Ltd. (The) 99,000
540
China Overseas Land & Investment, Ltd. 172,000
540
Chubb, Ltd. 6,787
1,033
CIMIC Group, Ltd.(ö) 19,546
396
Cincinnati Financial Corp. 8,530
966
Citigroup, Inc. 121,933
8,762
City of London Investment Group PLC 6,255
34
Close Brothers Group PLC 6,452
116
CME Group, Inc. Class A 6,767
1,392
Columbia Property Trust, Inc.(ö) 31,936
655
Consolidated-Tomoka Land Co. 45,887
2,935
Covivio(ö) 7,997
905
Cowen Group, Inc. Class A(Æ) 127,524
1,909
Credit Agricole SA 44,099
575
Credit Saison Co., Ltd. 150,400
2,179
Crown Castle International Corp.(ö) 3,796
527
Cullen/Frost Bankers, Inc.(Ñ) 3,766
339
CyrusOne, Inc.(ö) 16,582
1,182
Dai-ichi Life Holdings, Inc. 177,300
2,891
Daiwa Securities Group, Inc. 455,000
2,045
Derwent London PLC(ö) 6,147
283
Deutsche Wohnen SE 34,087
1,284
Digital Realty Trust, Inc.(ö) 5,486
697
DNB ASA 60,330
1,096
Dundee Corp. Class A 82,535
60
Edenred 8,874
467
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
5,189,615
1,093
Empire State Realty Trust, Inc. Class
A(ö)
64,575
934
Entra ASA(Þ) 70,168
1,050
EPR Properties(ö) 2,280
177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinix, Inc.(Æ)(ö) 5,600
3,174
Equity Residential(ö) 44,932
3,984
Erste Group Bank AG(Æ) 11,165
395
Essex Property Trust, Inc.(ö) 8,523
2,788
Etalon Group, Ltd. - GDR 803,384
1,432
Extra Space Storage, Inc.(ö) 19,577
2,198
FactSet Research Systems, Inc.(Ñ) 1,396
354
Fastighets AB Balder Class B(Æ) 15,583
604
Fidelity National Financial, Inc. 9,123
418
First American Financial Corp. 7,755
479
First Citizens BancShares, Inc. Class A 485
239
Gecina SA(ö) 3,940
676
Genworth MI Canada, Inc. 6,654
269
Globe Life Inc.(Æ) 4,940
481
GLP J-REIT(Æ)(ö) 330
431
Goodman Group(ö) 59,094
585
Hanover Insurance Group, Inc. (The) 3,056
403
Hartford Financial Services Group, Inc. 7,508
429
Hemfosa Fastigheter AB(Æ) 56,791
585
Henry Boot PLC 169,112
548
HomeStreet, Inc.(Æ) 231,503
6,947
Host Hotels & Resorts, Inc.(ö) 28,488
467
Industrial Logistics Properties Trust(ö) 247,127
5,249
ING Groep NV 43,334
490
Inmobiliaria Colonial Socimi SA(ö) 43,207
558
Instone Real Estate Group AG(Æ)(Þ) 20,647
484
Intercontinental Exchange, Inc. 6,489
612
Invincible Investment Corp.(ö) 1,184
749
Invitation Homes, Inc.(ö) 75,153
2,314
Jack Henry & Associates, Inc. 3,543
502
Japan Retail Fund Investment Corp.(ö) 466
1,088
JPMorgan Chase & Co. 59,977
7,492
Kemper Corp. 42,784
3,075
Keppel DC REIT(ö) 500,900
736
Kilroy Realty Corp.(ö) 28,010
2,351
Kimco Realty Corp.(ö) 109,274
2,356
Klepierre SA - GDR(ö) 34,401
1,281
Land Securities Group PLC(ö) 53,564
655
LEG Immobilien AG 12,295
1,412
Legal & General Group PLC 107,683
369
Life Storage, Inc.(Æ)(ö) 660
72
Link Real Estate Investment Trust(ö) 120,500
1,311
Lloyds Banking Group PLC 570,311
420
LondonMetric Property PLC(ö) 304,030
913
LSR Group PJSC 33,861
375
M&T Bank Corp. 3,466
543
Macerich Co. (The)(Ñ)(ö) 17,062
469
Mapletree Industrial Trust(ö) 141,700
265
Marsh & McLennan Cos., Inc. 5,642
585
MasterCard, Inc. Class A 28,201
7,806
McCarthy & Stone PLC(Þ) 221,326
420
Medical Properties Trust, Inc.(ö) 54,559
1,131
Mediobanca SpA 86,093
1,026
Merck & Co., Inc. 13,272
1,150
Mercury General Corp. 5,910
284

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
874 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merlin Properties Socimi SA(ö) 31,126
458
MFA Financial, Inc.(ö) 54,293
412
MGIC Investment Corp. 462,238
6,337
Mirvac Group(ö) 785,239
1,734
Mitsubishi UFJ Financial Group, Inc. 766,900
4,012
Mitsui Fudosan Co., Ltd. 161,400
4,126
Mitsui Fudosan Logistics Park, Inc.(Æ)
(ö)
171
713
Moscow Exchange MICEX-RTS PJSC 552,409
819
Muenchener Rueckversicherungs-
Gesellschaft AG
1,726
479
National Bank Holdings Corp. Class A 61,985
2,132
New Residential Investment Corp.(ö) 32,673
518
New World Development Co., Ltd. 961,000
1,364
NewStar Financial, Inc.(Æ)(Š) 19,324
5
Nippon Building Fund, Inc.(ö) 160
1,214
NIPPON REIT Investment Corp.(ö) 154
668
NN Group NV 6,469
247
Nomura Holdings, Inc. 912,800
4,146
Nomura Real Estate Holdings, Inc. 29,200
691
Nomura Real Estate Master Fund, Inc.(ö) 697
1,332
Old Republic International Corp. 19,628
438
Oritani Financial Corp. 10,616
198
Oversea-Chinese Banking Corp., Ltd. 38,746
310
Park Hotels & Resorts, Inc.(ö) 62,950
1,464
Parkway Life Real Estate Investment
Trust(Æ)(ö)
251,300
603
PAX Global Technology, Ltd. 2,367,000
1,031
PayPal Holdings, Inc.(Æ) 73,713
7,674
Pebblebrook Hotel Trust(ö) 35,207
905
PNC Financial Services Group, Inc.
(The)
2,003
294
Popular, Inc. 91,406
4,978
Principal Financial Group, Inc. 6,988
373
Progressive Corp. (The) 9,950
694
Prologis, Inc.(ö) 47,960
4,209
Raiffeisen Bank International AG 3,739
92
Real Estate Credit Investments, Ltd. 63,999
138
Realty Income Corp.(ö) 38,865
3,179
Regency Centers Corp.(ö) 28,969
1,948
Regional REIT, Ltd.(ö)(Þ) 382,177
522
Reinsurance Group of America, Inc.
Class A
2,518
409
RioCan Real Estate Investment Trust(ö) 22,890
459
Royal Bank of Canada - GDR 10,771
869
Sabra Health Care REIT, Inc.(ö) 44,056
1,084
SBA Communications Corp.(ö) 5,087
1,224
Sberbank of Russia PJSC Class T 573,485
2,100
SCOR SE - ADR 9,783
412
Segro PLC(ö) 107,429
1,175
Shimao Property Holdings, Ltd. 127,500
428
Simon Property Group, Inc.(ö) 14,489
2,183
Singapore Exchange, Ltd. 35,000
230
Sino Land Co., Ltd. 132,000
197
SITE Centers Corp.(ö) 27,057
420
Skandinaviska Enskilda Banken AB
Class A
83,388
800
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SmartCentres Real Estate Investment
Trust(ö)
34,140
825
Sprott, Inc. 582,813
1,345
Starwood Property Trust, Inc.(ö) 18,126
446
Sumitomo Mitsui Financial Group, Inc. 130,700
4,656
Sumitomo Mitsui Trust Holdings, Inc. 43,300
1,578
Sumitomo Realty & Development Co.,
Ltd.
43,200
1,566
Sun Communities, Inc.(ö) 13,439
2,186
Sun Hung Kai Properties, Ltd. 135,000
2,029
Sun Life Financial, Inc. 9,639
432
Swire Properties, Ltd. 50,000
157
Swiss Life Holding AG 886
444
T Rowe Price Group, Inc. 3,394
393
Taubman Centers, Inc.(ö) 10,366
371
TCF Financial Corp. 5,335
211
Tokyu Fudosan Holdings Corp. 143,300
949
Travelers Cos., Inc. (The) 7,249
950
Turkiye Halk Bankasi AS(Æ) 557,985
509
Two Harbors Investment Corp.(ö) 20,531
285
UDR, Inc.(ö) 93,144
4,680
UNITE Group PLC (The)(ö) 60,713
885
United Overseas Bank, Ltd. 10,500
207
Uranium Participation Corp.(Æ) 519,851
1,516
US Bancorp 11,751
670
VEREIT, Inc.(ö) 178,279
1,755
VICI Properties, Inc.(Ñ)(ö) 56,021
1,319
Visa, Inc. Class A 12,780
2,286
Vonovia SE 25,154
1,340
Waterstone Financial, Inc. 4,646
87
Wells Fargo & Co. 120,240
6,208
Welltower, Inc.(ö) 45,786
4,152
Western Union Co. (The) 16,879
423
Wharf Real Estate Investment Co., Ltd. 100,000
588
White Mountains Insurance Group, Ltd. 375
402
WR Berkley Corp. 16,587
1,159
Yellow Cake PLC(Æ)(Þ) 303,340
733
Zurich Insurance Group AG 1,040
407
273,602
Health Care - 3.4%
Abbott Laboratories 50,425
4,216
AbbVie, Inc. 75,383
5,997
Agilent Technologies, Inc. 3,406
258
Amgen, Inc. 5,307
1,132
AMN Healthcare Services, Inc.(Æ) 6,072
357
Baxter International, Inc. 8,500
652
Bayer AG 29,459
2,286
BeiGene, Ltd. - ADR(Æ)(Ñ) 20,034
2,772
Bio-Rad Laboratories, Inc. Class A(Æ) 10,647
3,531
Boston Scientific Corp.(Æ) 325
14
Bristol-Myers Squibb Co.(Ñ) 91,509
5,250
Chemed Corp. 1,166
459
Chr Hansen Holding A/S 36,100
2,771
Coloplast A/S Class B 17,413
2,098

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 875
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CONMED Corp. 3,815
420
Eli Lilly & Co. 2,935
334
Encompass Health Corp.(Æ) 4,699
301
Exact Sciences Corp.(Æ) 15,332
1,334
Fluidigm Corp.(Æ) 391,544
1,926
Genmab A/S(Æ) 16,378
3,570
GlaxoSmithKline PLC - ADR 22,539
517
Hill-Rom Holdings, Inc. 4,106
430
Illumina, Inc.(Æ) 3,910
1,155
Intuitive Surgical, Inc.(Æ) 1,991
1,101
IQVIA Holdings, Inc.(Æ) 12,717
1,837
Johnson & Johnson 37,440
4,944
Laboratory Corp. of America
Holdings(Æ)
2,319
382
Masimo Corp.(Æ) 3,439
501
Medtronic PLC 7,622
830
Novo Nordisk A/S Class B 60,463
3,329
Pfizer, Inc. 31,760
1,219
Premier, Inc. Class A(Æ) 8,449
275
Quest Diagnostics, Inc. 3,819
387
Sanofi - ADR 2,038
188
Sienna Senior Living, Inc. 22,220
320
SmileDirectClub, Inc.(Æ)(Ñ) 50,752
594
Smith & Nephew PLC 6,208
133
Stryker Corp. 3,466
750
Thermo Fisher Scientific, Inc. 1,878
567
UnitedHealth Group, Inc. 10,868
2,746
Universal Health Services, Inc. Class B 5,178
712
US Physical Therapy, Inc. 2,969
420
Varian Medical Systems, Inc.(Æ) 312
38
West Pharmaceutical Services, Inc. 5,000
719
Zoetis, Inc. Class A 3,402
435
64,207
Materials and Processing - 5.4%
AptarGroup, Inc. 2,947
348
Asahi Glass Co., Ltd. 84,700
2,969
Ashland Global Holdings, Inc. 3,336
258
Bear Creek Mining Corp.(Æ) 129,963
245
Cameco Corp. Class A 523,505
4,675
CCR SA 130,363
534
Centerra Gold, Inc.(Æ) 371,594
3,168
Conic Metails Corp.(Æ) 49,536
72
CRH PLC 11,582
422
DuPont de Nemours, Inc. 85,859
5,659
Eastman Chemical Co. 57,546
4,376
Formosa Taffeta Co., Ltd. 359,000
408
Gabriel Resources, Ltd.(Æ) 5,164,778
2,549
Getlink SE 80,847
1,354
Gold Fields, Ltd. - ADR 316,110
1,952
Impala Platinum Holdings, Ltd.(Æ) 238,823
1,641
Ingersoll-Rand PLC 5,348
679
International Tower Hill Mines, Ltd.(Æ) 233,332
129
ITT, Inc. 5,040
300
Ivanhoe Mines, Ltd. Class A(Æ) 429,875
1,067
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JFE Holdings, Inc. 101,800
1,274
Kuraray Co., Ltd. 153,800
1,827
Landec Corp.(Æ) 168,639
1,661
Lundin Gold, Inc.(Æ) 139,246
835
MHP SE - GDR 259,564
2,195
Morgan Advanced Materials PLC 124,115
380
New Gold, Inc.(Æ)(Ñ) 1,984,753
2,084
Newcrest Mining, Ltd. 172,077
3,758
NexGen Energy, Ltd.(Æ)(Ñ) 1,002,213
1,294
NGK Insulators, Ltd. 92,000
1,413
Nippon Steel & Sumitomo Metal Corp. 307,900
4,489
Norcros PLC(Æ) 209,629
641
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 934,893
547
Novagold Resources, Inc.(Æ)(Ñ) 311,986
2,271
NSK, Ltd. 115,600
1,073
Owens-Illinois, Inc. 1,509,889
12,834
Pan American Silver Corp. 109,588
1,861
Polyus PJSC - GDR 34,218
2,014
Reliance Steel & Aluminum Co. 4,164
483
Rexel SA Class H 355,442
4,404
Safestore Holdings PLC(ö) 48,182
437
Schweitzer-Mauduit International, Inc. 106,098
4,296
Seabridge Gold, Inc.(Æ) 112,355
1,448
Silgan Holdings, Inc. 13,444
414
Solvay SA 41,929
4,562
Timken Co. (The) 152,686
7,482
Turquoise Hill Resources, Ltd.(Æ) 4,220,954
1,763
Vesuvius PLC 33,238
173
Wheaton Precious Metals Corp. 80,896
2,271
102,989
Producer Durables - 8.1%
ACS Actividades de Construccion y
Servicios SA
13,355
542
Aena SA(Þ) 17,144
3,147
Aeroports de Paris 6,802
1,294
Ametek, Inc. 6,685
613
Ardmore Shipping Corp.(Æ) 282,898
2,260
Argan, Inc. 45,183
1,710
Atlantia SpA 120,948
2,998
Automatic Data Processing, Inc. 3,976
645
BBA Aviation PLC 206,284
813
Booz Allen Hamilton Holding Corp.
Class A
5,811
409
Bouygues SA - ADR 10,447
443
Canadian National Railway Co. 1,056
94
Central Japan Railway Co. 1,900
390
China Merchants Port Holdings Co., Ltd. 262,000
408
COSCO Shipping Ports, Ltd. 726,000
569
CoStar Group, Inc.(Æ) 1,246
685
Crane Co. 2,222
170
Cummins, Inc. 5,824
1,005
Danaher Corp. 6,486
894
Denso Corp. 29,700
1,378
Diana Shipping, Inc.(Æ) 210,900
774

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
876 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dover Corp. 3,531
367
East Japan Railway Co. 12,300
1,116
Eaton Corp. PLC 14,273
1,243
Eiffage SA 9,712
1,044
Euronav NV 101,616
1,131
Expeditors International of Washington,
Inc.
4,297
313
Ferrovial SA 28,007
828
FreightCar America, Inc.(Æ) 18,633
62
Fukuda Corp. 5,300
229
Generac Holdings, Inc.(Æ) 24,377
2,354
General Electric Co. 164,785
1,645
Go-Ahead Group PLC 15,962
423
Graco, Inc. 3,797
172
Great Lakes Dredge & Dock Corp.(Æ) 109,228
1,174
Grupo Aeroportuario del Pacifico SAB de
CV Class B
60,900
638
Grupo Aeroportuario del Sureste SAB de
CV Class B
91,120
1,495
Guangshen Railway Co., Ltd. Class H 3,756,000
1,198
Hankook Tire Worldwide Co., Ltd. 35,564
405
Headlam Group PLC 80,615
503
HGIM Corp.(Æ) 450
5
Honeywell International, Inc. 4,366
754
Hubbell, Inc. Class B 2,576
365
ICF International, Inc. 82,994
7,112
IDEX Corp. 607
94
IHS Markit, Ltd.(Æ) 70,043
4,904
Industrivarden AB Class C 17,812
385
Japan Steel Works, Ltd. (The) 34,400
727
Jardine Matheson Holdings, Ltd. 9,300
530
Jardine Strategic Holdings, Ltd. 2,000
65
JGC Holdings Corp. 164,200
2,381
Jiangsu Expressway Co., Ltd. Class H 1,106,000
1,465
Johnson Controls International PLC(Æ) 9,052
392
Kajima Corp. 232,000
3,181
Kaman Corp. Class A 77,318
4,536
Kamigumi Co., Ltd. 39,500
895
KBR, Inc. 266,103
7,493
Kirby Corp.(Æ) 2,394
190
Kurita Water Industries, Ltd. 5,600
161
Luks Group Vietnam Holdings Co., Ltd. 468,000
102
Mitsubishi Corp. 85,100
2,163
Mitsui & Co., Ltd. 206,400
3,543
Nestle SA 3,613
386
NGK Spark Plug Co., Ltd. 214,100
4,340
Nippon Yusen 83,500
1,499
Norfolk Southern Corp. 3,103
565
Northrop Grumman Corp. 5,898
2,079
Obayashi Corp. 178,000
1,829
Organo Corp. 22,600
1,227
Orion Group Holdings, Inc.(Æ) 533,144
2,612
Oshkosh Corp. 64,696
5,524
PACCAR Financial Corp. 14,982
1,140
Paychex, Inc. 5,214
436
Persol Holdings Co., Ltd. 242,700
4,638
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV
36,023
333
Radiant Logistics, Inc.(Æ) 403,133
2,173
Regal Beloit Corp. 8,510
630
Republic Services, Inc. Class A 2,645
231
Roper Technologies, Inc. 729
246
Safran SA 1,542
244
Seiko Epson Corp. 114,500
1,616
Shenzhen Expressway Co., Ltd. Class H 176,000
235
Singapore Technologies Engineering,
Ltd.
68,500
201
Sinotrans, Ltd. Class H 6,929,000
2,026
Skanska AB Class B 20,398
435
Stolt-Nielsen, Ltd. Class A 71,340
881
Swire Pacific, Ltd. Class A 58,000
548
Teledyne Technologies, Inc.(Æ) 1,196
394
Textron, Inc. 47,270
2,179
Transurban Group - ADR(Æ) 504,147
5,149
TreeHouse Foods, Inc.(Æ) 159,610
8,624
Tsakos Energy Navigation, Ltd. 222,545
790
Tutor Perini Corp.(Æ)(Ñ) 567,507
8,779
Union Pacific Corp. 4,303
712
United Technologies Corp. 7,929
1,138
USA Truck, Inc.(Æ) 164,409
1,304
Vectrus, Inc.(Æ) 95,326
4,357
Vinci SA 14,687
1,648
Waste Management, Inc. 380
43
Wilmar International, Ltd. 209,400
576
Yamato Holdings Co., Ltd. 100,600
1,679
YRC Worldwide, Inc.(Æ)(Ñ) 337,887
1,132
153,602
Technology - 8.5%
Activision Blizzard, Inc. 20,480
1,147
Adobe, Inc.(Æ) 7,851
2,182
Alibaba Group Holding, Ltd. - ADR(Æ) 34,011
6,009
Alphabet, Inc. Class A(Æ) 6,020
7,578
Alphabet, Inc. Class C(Æ) 2,617
3,298
Alteryx, Inc. Class A(Æ) 17,284
1,581
Amdocs, Ltd. 6,355
414
Amphenol Corp. Class A 3,124
313
Apple, Inc. 21,624
5,379
Atos SE 125,115
9,693
Autodesk, Inc.(Æ) 12,591
1,855
Avnet, Inc. 11,319
448
BCE, Inc. 5,903
280
Booking Holdings, Inc.(Æ) 510
1,045
CACI International, Inc. Class A(Æ) 1,857
416
Cisco Systems, Inc. 20,952
995
CommScope Holding Co., Inc.(Æ) 575,188
6,442
DXC Technology Co. 354,922
9,821
Electronic Arts, Inc.(Æ) 37,672
3,632
Eutelsat Communications SA 17,550
333
Facebook, Inc. Class A(Æ) 74,203
14,221
FANUC Corp. 7,500
1,481

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 877
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foxconn Technology Co., Ltd. 193,000
411
HKT Trust & HKT, Ltd. 159,000
247
Intel Corp.(Ñ) 127,528
7,209
InterXion Holding NV(Æ) 36,437
3,214
Juniper Networks, Inc. 13,435
333
Lite-On Technology Corp. 254,000
418
Microsoft Corp. 47,280
6,779
MicroStrategy, Inc. Class A(Æ) 37,217
5,704
Motorola Solutions, Inc. 2,765
460
NeoPhotonics Corp.(Æ) 354,613
2,333
NetScout Systems, Inc.(Æ) 73,721
1,786
Nice, Ltd. - ADR(Æ)(Ñ) 23,807
3,757
Nokia OYJ - ADR(Ñ) 1,218,539
4,448
NVC Lighting Holdings, Ltd. 2,401,000
343
Ooma, Inc.(Æ) 228,955
2,599
Oracle Corp. 12,348
673
Palo Alto Networks, Inc.(Æ) 11,158
2,537
Pegatron Corp. 233,000
453
Plantronics, Inc. 38,147
1,504
QUALCOMM, Inc. 43,679
3,514
Salesforce.com, Inc.(Æ) 52,221
8,172
ServiceNow, Inc.(Æ) 32,992
8,158
Splunk, Inc.(Æ) 31,726
3,806
Synnex Technology International Corp. 341,000
406
Synopsys, Inc.(Æ) 856
116
Tencent Holdings, Ltd. 106,933
4,360
Teradata Corp.(Æ) 31,409
940
Texas Instruments, Inc. 3,382
399
Twilio, Inc. Class A(Æ)(Ñ) 41,818
4,038
Twitter, Inc.(Æ) 42,578
1,276
Vodafone Group PLC - ADR 133,723
2,730
Wistron Corp. 505,000
463
WPG Holdings, Ltd. 314,000
397
162,546
Utilities - 5.2%
ALLETE, Inc. 321
28
Alliant Energy Corp. 24,424
1,303
Ameren Corp. 6,051
470
American Electric Power Co., Inc. 28,187
2,661
AT&T, Inc. 142,120
5,470
Atco, Ltd. Class I 15,826
556
Atmos Energy Corp. 2,591
291
Avangrid, Inc. 7,354
368
Avista Corp. 9,767
469
BT Group PLC 137,846
366
CenterPoint Energy, Inc. 273,532
7,952
Centrais Eletricas Brasileiras SA 186,081
1,836
Cheniere Energy, Inc.(Æ) 22,076
1,359
China Mobile, Ltd. 49,000
398
China Power International Development,
Ltd.
1,793,000
373
China Telecom Corp., Ltd. Class H 3,746,000
1,596
CLP Holdings, Ltd. 72,500
752
Consolidated Edison, Inc. 11,265
1,039
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominion Energy, Inc. 41,854
3,455
DTE Energy Co. 5,186
660
Duke Energy Corp. 6,107
576
E.ON SE 4,006
40
Electric Power Development Co., Ltd. 97,500
2,359
Electricite de France SA 303,944
3,142
Emera, Inc. 17,638
730
Enagas SA 11,784
292
Enbridge, Inc. 67,831
2,470
Endesa SA - ADR 2,042
56
Enel SpA 142,026
1,100
Energias de Portugal SA 83,008
342
ENN Energy Holdings, Ltd. 47,700
544
Entergy Corp. 3,211
390
Evergy, Inc. 15,129
967
Eversource Energy(Æ) 18,212
1,525
Exelon Corp. 16,729
761
Federal Grid PJSC 1,213,088,279
3,490
FirstEnergy Corp. 7,943
384
Gibson Energy, Inc. 35,054
611
HighPoint Resources Corp.(Æ) 1,378,662
1,461
HK Electric Investments & HK Electric
Investments, Ltd.
272,500
272
Hong Kong & China Gas Co., Ltd. 58,800
114
Hydro One, Ltd.(Þ) 57,054
1,061
Iberdrola SA 42,203
433
Idacorp, Inc. 1,433
154
Infraestructura Energetica Nova SAB
de CV
102,700
454
Inpex Corp. 54,000
500
KDDI Corp. 107,300
2,975
Korea Electric Power Corp. - ADR(Ñ) 89,133
970
Korea Electric Power Corp. 29,971
656
KT Corp. 26,598
606
KT Corp. - ADR 371,425
4,170
Magellan Midstream Partners, LP 17,471
1,089
Mammoth Energy Services, Inc. 84,814
136
MEG Energy Corp. Class A(Æ) 725,110
2,786
National Grid PLC 188,394
2,202
NextEra Energy, Inc. 19,076
4,547
Nippon Telegraph & Telephone Corp. 61,600
3,052
NiSource, Inc. 26,036
730
OGE Energy Corp. 9,079
391
Osaka Gas Co., Ltd. 92,800
1,812
Parex Resources, Inc.(Æ) 20,264
275
Pembina Pipeline Corp. 7,497
264
Pinnacle West Capital Corp. 3,244
305
Portland General Electric Co. 7,794
443
PPL Corp. 26,494
887
Public Service Enterprise Group, Inc. 9,900
627
Rubis SCA 21,123
1,225
RusHydro PJSC 494,789,642
3,933
Scottish & Southern Energy PLC 57,268
952
Severn Trent PLC Class H 25,901
757
SmarTone Telecommunications Holdings,
Ltd.
76,500
66

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
878 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Snam Rete Gas SpA 93,996
484
Southern Co. (The) 16,109
1,009
Superior Plus Corp. 10,876
98
TC Energy Corp.(Æ) 74,789
3,770
Tokyo Gas Co., Ltd. 14,100
343
UGI Corp. 22,618
1,078
Verbund AG Class A 3,237
175
Verizon Communications, Inc. 11,381
688
Vistra Energy Corp. 6,634
179
WEC Energy Group, Inc.(Æ) 5,286
499
Wincanton PLC 79,124
256
100,065
Total Common Stocks
(cost $1,000,156) 1,054,695
Preferred Stocks - 0.1%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
4.898% (Ÿ) 15,220
1,037
Financial Services - 0.0%
Bank of America Corp.
7.250% 300
455
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.341% (Ÿ) 14,388
844
Total Preferred Stocks
(cost $2,212) 2,336
Options Purchased - 2.6%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Nov 2019 101.63
Call (1) USD 416,000 (ÿ) 617
JPMorgan Chase Nov 2019 102.72
Call (1) USD 102,000 (ÿ) 84
JPMorgan Chase Nov 2019 99.74
Put (1) USD 23,000 (ÿ) —
JPMorgan Chase Nov 2019 101.24
Put (1) USD 23,000 (ÿ) 6
MSCI Emerging Markets
ETF
Goldman Sachs Nov 2019 40.00
Put (3,407,407) USD 3,407 (ÿ) 104
Russell 2000 Index
Bank of America Jan 2020
1,431.00 Put (39,623) USD 56,701 (ÿ) 544
Goldman Sachs Jan 2020 1,436.11
Put (39,482) USD 56,700 (ÿ) 569
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
880
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
952
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,025
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
1,060
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
763
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
738
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
797
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
1,309
(Barclays, USD 1.731%/USD 3 Month
LIBOR, USD 52,857, 12/30/19)
Barclays Dec 2019 0.00 Call (1) 52,857 (ÿ)
734
(Citigroup, USD 1.548%/USD 3 Month
LIBOR, USD 115,000, 11/25/19)
Citigroup Nov 2019 0.00 Call (1) 115,000 (ÿ)
534
(Citigroup, USD 1.580%/USD 3 Month
LIBOR, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Call (1) 66,976 (ÿ)
748
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
1,026
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
304
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
988
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
662
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
1,040
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,435
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,454
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/25/29)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 879
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2029 0.00
Call (1)
19,321 (ÿ)
1,089
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,850 (ÿ)
1,165
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
805
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
1,012
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
1,021
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
1,227
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
1,446
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
1,557
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,283
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
1,188
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
776
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
758
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
838
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,146
(Barclays, USD 3 Month LIBOR/USD
1.731%, USD 52,857, 12/30/19)
Barclays Dec 2019 0.00 Put (1) 52,857 (ÿ)
61
(Citigroup, USD 3 Month LIBOR/USD
1.580%, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Put (1) 66,976 (ÿ)
339
(Citigroup, USD 3 Month LIBOR/USD
1.788%, USD 115,000, 11/25/19)
Citigroup Nov 2019 0.00 Put (1) 115,000 (ÿ)
154
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
1,198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
512
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,330
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
814
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
1,261
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,626
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,605
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,321 (ÿ)
1,306
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,850 (ÿ)
1,291
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
831
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
966
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
922
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
997
Total Options Purchased
(cost $56,381) 48,897
Warrants & Rights - 0.0%
Harvey Gulf International Marine LLC
(Æ)
2023  Warrants 2,016 20
Pan American Silver Corp.(Æ)( Š )
2029  Rights 433,729 92
Total Warrants & Rights
(cost $182) 112
Short-Term Investments - 16.3%
AK Steel Corp.
5.000% due 11/15/19 1,475
1,475
BlackRock TCP Capital Corp.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
880 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 12/15/19 1,190
1,198
CalAmp Corp.
1.625% due 05/15/20 911
898
CenturyLink, Inc.
Series V
5.625% due 04/01/20 500
506
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 750
756
Echo Global Logistics, Inc.
2.500% due 05/01/20 1,305
1,292
Forestar Group, Inc.
3.750% due 03/01/20 1,457
1,454
GNC Holdings, Inc.
1.500% due 08/15/20 667
644
InterDigital, Inc.
1.500% due 03/01/20 165
164
Pattern Energy Group, Inc.
Class X
4.000% due 07/15/20 1,928
2,044
PennyMac Corp.
5.375% due 05/01/20 2,727
2,749
PRA Group, Inc.
3.000% due 08/01/20 2,369
2,349
RWT Holdings, Inc.
5.625% due 11/15/19 1,904
1,905
Southcross Energy Partners, LP Delayed
Draw Term Loan
11.930% due 12/30/19 (Ê) 5
5
Southcross Energy Partners, LP Term
Loan
10.250% due 12/30/19 (Ê) 5
5
Tesla Energy Operations, Inc.
1.625% due 11/01/19 (Ñ) 1,198
1,197
Thailand Government Bond
2.550% due 06/26/20 THB 105,830
3,529
TPG Specialty Lending, Inc.
4.500% due 12/15/19 1,641
1,653
U.S. Cash Management Fund(@)(+) 242,038,832
(∞)
242,134
United States Treasury Bills
1.393% due 11/07/19 (ç)(ž) 9,000
8,998
1.719% due 11/07/19 (ç)(ž) 5,745
5,743
1.810% due 11/14/19 (ç)(ž) 2,187
2,185
1.416% due 11/14/19 (ç)(ž) 2,400
2,399
1.889% due 11/21/19 (ç)(ž) 422
422
1.506% due 12/05/19 (ç)(ž) 110
110
1.506% due 12/05/19 (ç)(ž) 3,690
3,683
1.491% due 12/12/19 (ç)(ž) 800
799
1.910% due 12/12/19 (ç)(ž) 2,498
2,493
1.437% due 12/19/19 (ç)(ž) 1,270
1,268
1.561% due 01/02/20 (ž) 911
909
1.540% due 01/09/20 (ž) 2,100
2,094
1.862% due 02/20/20 (ž) 1,260
1,254
1.546% due 03/12/20 (ž) 7,354
7,313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.534% due 04/02/20 (ž) 94
93
1.549% due 04/09/20 (ž) 389
386
1.550% due 04/30/20 (ž) 3,831
3,804
Whiting Petroleum Corp.
1.250% due 04/01/20 193
190
Total Short-Term Investments
(cost $309,396) 310,100
Other Securities - 2.6%
U.S. Cash Collateral Fund(×)(@) 49,508,613
(∞)
49,509
Total Other Securities
(cost $49,509) 49,509
Total Investments 106.0%
(identified cost $1,976,200) 2,019,885
Other Assets and Liabilities,
Net - (6.0%)
(113,685)
Net Assets - 100.0%
1,906,200

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 881
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.2%
Aena SA 03/10/17 EUR 17,144 171.37 2,938
3,147
AIMCO 12/12/17 1,000,000 100.00 1,000
951
Alcoa Nederland Holding BV 07/31/18 650,000 100.18 650
697
Aphria, Inc. 07/11/19 857,000 85.56 733
556
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 06/19/19 408,000 100.53 410
416
Calpine Corp. 06/17/19 250,000 101.23 253
260
CSC Holdings LLC 10/17/19 295,000 103.74 306
310
Dell International LLC / EMC Corp. 09/29/17 700,000 109.16 764
799
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 307,000 100.53 309
316
Entra ASA 09/22/17 NOK 70,168 14.21 997
1,050
Granite Point 12/07/17 1,020,000 100.26 1,023
1,040
GTT Communications, Inc. 09/25/18 78,000 97.42 76
45
Hanesbrands, Inc. 11/13/17 485,000 99.66 483
510
Hanesbrands, Inc. 08/08/19 261,000 103.45 270
276
Hydro One, Ltd. 06/22/18 CAD 57,054 15.28 872
1,061
Instone Real Estate Group AG 05/20/19 EUR 20,647 24.56 507
484
Intesa Sanpaolo SpA 10/17/18 710,000 93.95 667
740
John Laing Group PLC 04/01/19 GBP 62,093 5.17 321
294
LCM XVIII, LP 04/12/18 500,000 100.00 499
437
McCarthy & Stone PLC 09/23/19 GBP 221,326 1.84 407
420
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 1,072,000 86.28 925
1,024
Morgan Stanley Capital I Trust 07/26/17 563,000 87.20 491
517
Morgan Stanley Capital I Trust 08/21/17 338,000 87.72 297
310
NXP BV / NXP Funding LLC 03/10/17 200,000 100.54 201
207
NXP BV / NXP Funding LLC 03/17/17 620,000 103.04 639
651
OI European Group BV 07/03/19 126,000 99.94 126
126
Petrobras Global Finance BV 10/19/18 15,000 104.09 16
16
Rackspace Hosting, Inc. 10/11/18 75,000 96.32 72
69
Regional REIT, Ltd. 09/23/19 GBP 382,177 1.29 492
522
RWT Holdings, Inc. 09/30/19 1,490,000 100.96 1,504
1,509
Sound Point CLO III-R, Ltd. 01/09/19 250,000 96.02 240
203
Steele Creek CLO, Ltd. 11/07/17 500,000 100.00 500
415
Stora Enso OYJ 07/26/18 200,000 115.48 231
240
Tenet Healthcare Corp. 08/14/19 721,000 101.44 731
746
Trinitas CLO X, Ltd. 03/15/19 300,000 95.17 286
273
UBS-Barclays Commercial Mortgage Trust 10/18/17 220,000 70.49 155
179
WFRBS Commercial Mortgage Trust 11/01/17 46,000 88.69 41
46
Yellow Cake PLC 07/08/19 GBP 303,340 2.64 802
733
ZAIS CLO 11, Ltd. 11/16/18 500,000 97.15 486
416
22,011
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
882 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
ABN AMRO Bank NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.898
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AerCap Holdings NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.535
AgroFresh, Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AIMCO USD 3 Month LIBOR 5.200
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
Alpha 3 BV Term Loan B1 USD 3 Month LIBOR 3.000
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
AssuredPartners, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Avaya, Inc. Term Loan B USD 1 Month LIBOR 4.250
Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Bankia SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 5.819
Barclays Bank PLC USD 3 Month LIBOR 3.100
Bass Pro Group LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
BAWAG Group AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.415
Belron SA Term Loan B USD 3 Month LIBOR 2.250
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
Blount International, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 3 Month LIBOR 3.500
Caixa Geral de Depositos SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 10.925
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 5.750
CBS Radio, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 883
Variable Rate Securities
Securities Referenced Rate Spread %
Charter Communications Operating, LLC Term Loan B2 USD 3 Month LIBOR 1.750
CHG PPC Parent LLC Term Loan B USD 1 Month LIBOR 2.750
CIT Group, Inc. USD 3 Month LIBOR 3.972
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Clear Channel Outdoor Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. Term Loan B1 USD 3 Month LIBOR 8.750
Commerzbank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.228
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Cortes NP Acquisition Corp. Term Loan B USD 3 Month LIBOR 4.000
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.332
CSC Holdings LLC 1st Lien Term Loan USD 1 Month LIBOR 2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Deutsche Postbank Funding Trust I EURIBOR ICE Swap Rate 0.025
Deutsche Postbank Funding Trust III EURIBOR ICE Swap Rate 0.125
Diamond (BC) BV 1st Lien Term Loan USD 2 Month LIBOR 3.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
Dynatrace LLC 1st Lien Term Loan USD 3 Month LIBOR 2.250
EagleView Technology Corp. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Electricite de France SA
GBP Swap Semiannual (versus 6 Month LIBOR) 13
Year Rate 3.958
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 4.000
Enbridge, Inc. USD 3 Month LIBOR 3.418
Energy Transfer Operating, LP USD 3 Month LIBOR 4.028
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Entegris, Inc. Term Loan B USD 1 Month LIBOR 2.000
Enterprise Products Operating LLC USD 3 Month LIBOR 2.570
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
EW Scripps Co. (The) Term Loan B USD 1 Month LIBOR 2.750
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 5.920
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.700

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
884 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 885
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.950
Gates Global, LLC Term Loan USD 3 Month LIBOR 2.750
General Electric Co. USD 3 Month LIBOR 3.330
General Motors Financial Co., Inc. USD 3 Month LIBOR 3.436
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Ginnie Mae USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Governor and Co. of the Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Gray Television, Inc. 1st Lien Term Loan C USD 1 Month LIBOR 2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.250
Groupama SA 3 Month EURIBOR 5.770
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
886 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Guidehouse LLP USD 1 Month LIBOR 4.500
H.B. Fuller Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Bank PLC USD 6 Month LIBOR 0.250
HT1 Funding GmbH 12 Month EURIBOR 2.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lower Cadence Holdings LLC Term Loan B USD 1 Month LIBOR 4.000
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MH Sub I, LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II, LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitchell International, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Mitsubishi UFJ Investor Services & Banking SA 3 Month EURIBOR 4.500
National Westminster Bank PLC USD 3 Month LIBOR 0.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NCR Corp. Term Loan USD 1 Week LIBOR 2.500
Network i2i Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
NN, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
On Assignment, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.000
Open Text Corp. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Permanent TSB Group Holdings PLC
EUR Swap Annual (versus 6 Month EURIBOR) 12
Year Rate 2.550

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 887
Variable Rate Securities
Securities Referenced Rate Spread %
Phoenix Group Holdings PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.169
Plains All American Pipeline, LP USD 3 Month LIBOR 4.110
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Post Holdings, Inc. Incremental Term Loan B USD 1 Month LIBOR 2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC/Prime Finance, Inc. 2019 Term Loan B1 USD 1 Month LIBOR 3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.000
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 4.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
RHP Hotel Properties, LP Term Loan B USD 1 Month LIBOR 2.000
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Rothesay Life PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 5.419
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
S2P Acquisition Borrower, Inc. Term Loan USD 1 Month LIBOR 4.000
Seadrill Operating, LP Term Loan B USD 3 Month LIBOR 6.000
Solvay Acetow GmbH Term Loan USD 3 Month LIBOR 5.500
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.889
Solvay SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.917
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Southcross Energy Partners, LP 1st Lien Term Loan B USD 3 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 1 Month LIBOR 0.000
Southcross Energy Partners, LP Term Loan USD 3 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 3.000
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
888 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Twin River Management Group, Inc. Term Loan USD 1 Month LIBOR 2.750
U.S. Silica Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Unione di Banche Italiane SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.750
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
US Foods, Inc. Term Loan B USD 1 Month LIBOR 2.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
Varsity Brands Holding Co., Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vertafore, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.250
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 2 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 889
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 158 EUR 18,177 11/19
(67)
CAC40 Euro Index Futures 983 EUR 56,296 11/19
444
Canadian 10 Year Government Bond Futures 841 CAD 119,456 12/19
(1,462)
DAX Index Futures 141 EUR 45,450 12/19
2,109
Dow Jones U.S. Real Estate Index Futures 1,019 USD 37,703 12/19
1,149
EURO STOXX 50 Index Futures 889 EUR 32,084 12/19
858
FTSE 100 Index Futures 854 GBP 61,881 12/19
(668)
FTSE/MIB Index Futures 111 EUR 12,577 12/19
533
IBEX 35 Index Futures 159 EUR 14,751 11/19
35
MSCI EAFE Index Futures 118 USD 11,547 12/19
114
MSCI Emerging Markets Index Futures 1,673 USD 87,113 12/19
843
MSCI Singapore Index Futures 496 SGD 18,382 11/19
115
OMXS30 Index Futures 667 SEK 115,574 11/19
550
SPI 200 Index Futures 242 AUD 40,166 12/19
(34)
United States 2 Year Treasury Note Futures 2,586 USD 557,547 12/19
(755)
United States 10 Year Treasury Note Futures 4,310 USD 561,579 12/19
(5,756)
Short Positions
Euro-Bund Futures 448 EUR 76,949 12/19
2,232
Long Guilt Futures 500 GBP 66,420 12/19
988
NASDAQ 100 E-Mini Index Futures 478 USD 77,343 12/19
(1,736)
Russell 1000 E-Mini Index Futures 219 USD 18,349 12/19
(158)
Russell 2000 E-Mini Index Futures 1,775 USD 138,751 12/19
1,815
S&P 400 E-Mini Index Futures 117 USD 22,874 12/19
120
S&P 500 E-Mini Index Futures 2,155 USD 327,107 12/19
(3,184)
S&P Financial Select Sector Index Futures 53 USD 4,670 12/19
(36)
S&P Utilities Select Sector Index Futures 521 USD 33,719 12/19
(866)
S&P/TSX 60 Index Futures 154 CAD 30,335 12/19
220
TOPIX Index Futures 442 JPY 7,374,769 12/19
(5,323)
United States 10 Year Treasury Note Futures 22 USD 2,867 12/19
39
United States Treasury Ultra Bond Futures 14 USD 2,657 12/19
132
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(7,749)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.00 USD 15,000 11/06/19
(1)
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.09 USD 16,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Call 1 104.19 USD 15,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.24 USD 23,000 11/06/19
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.74 USD 23,000 11/06/19
(1)
Fannie Mae Bonds
JPMorgan Chase
Put 1 101.63 USD 416,000 11/06/19
(552)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.72 USD 102,000 11/06/19
(108)
Russell 2000 Index
Bank of America
Put 39,623 1,272.00 USD 50,400 01/17/20
(127)
Russell 2000 Index
Goldman Sachs
Put 39,482 1,276.54 USD 50,400 01/17/20
(132)
Swaption

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
890 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.668%/USD 3 Month
LIBOR, USD 57,500, 11/25/19
Citigroup
Call 1 0.00 57,500 11/25/19
(601)
Citigroup, USD 3 Month LIBOR/USD
1.668%, USD 57,500, 11/25/19
Citigroup
Put 1 0.00 57,500 11/25/19
(222)
Total Liability for Options Written (premiums received $3,971)
(1,744)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 4,532 AUD 6,576 12/18/19 7
Bank of Montreal USD 3,950 CHF 3,880 12/18/19 (4)
Bank of Montreal USD 15,054 EUR 13,514 12/18/19 64
Bank of Montreal USD 11,924 GBP 9,623 12/18/19 561
Bank of Montreal USD 15,699 JPY 1,671,046 12/18/19 (182)
Bank of Montreal USD 8,981 NOK 82,597 11/22/19 2
Bank of Montreal AUD 4,851 USD 3,282 11/08/19 (62)
Bank of Montreal CAD 6,077 USD 4,592 11/08/19 (22)
Bank of Montreal CAD 6,605 USD 5,026 12/18/19 10
Bank of Montreal CHF 3,855 USD 3,886 11/08/19 (23)
Bank of Montreal EUR 13,256 USD 14,501 11/08/19 (287)
Bank of Montreal GBP 5,869 USD 7,236 11/08/19 (368)
Bank of Montreal HKD 37,131 USD 4,739 11/08/19 —
Bank of Montreal JPY 1,168,099 USD 10,844 11/08/19 26
Bank of Montreal JPY 1,318,010 USD 12,152 11/22/19 (65)
Bank of New York USD 3,193 AUD 4,621 11/08/19 (8)
Bank of New York USD 4,528 AUD 6,576 12/18/19 10
Bank of New York USD 4,341 CAD 5,711 11/08/19 (6)
Bank of New York USD 3,663 CHF 3,613 11/08/19 1
Bank of New York USD 3,949 CHF 3,880 12/18/19 (2)
Bank of New York USD 14,217 EUR 12,744 11/08/19 —
Bank of New York USD 15,033 EUR 13,514 12/18/19 85
Bank of New York USD 7,251 GBP 5,598 11/08/19 1
Bank of New York USD 11,899 GBP 9,623 12/18/19 585
Bank of New York USD 4,388 HKD 34,386 11/08/19 —
Bank of New York USD 10,701 JPY 1,157,819 11/08/19 23
Bank of New York USD 15,701 JPY 1,671,046 12/18/19 (183)
Bank of New York AUD 4,851 USD 3,279 11/08/19 (66)
Bank of New York AUD 4,621 USD 3,196 12/06/19 8
Bank of New York CAD 6,077 USD 4,587 11/08/19 (27)
Bank of New York CAD 5,711 USD 4,342 12/06/19 6
Bank of New York CAD 6,605 USD 5,026 12/18/19 11
Bank of New York CHF 3,855 USD 3,880 11/08/19 (29)
Bank of New York CHF 3,613 USD 3,670 12/06/19 (1)
Bank of New York EUR 13,256 USD 14,474 11/08/19 (315)
Bank of New York EUR 12,744 USD 14,243 12/06/19 —
Bank of New York GBP 5,869 USD 7,226 11/08/19 (378)
Bank of New York GBP 5,598 USD 7,258 12/06/19 (1)
Bank of New York HKD 37,131 USD 4,738 11/08/19 —
Bank of New York HKD 34,386 USD 4,387 12/06/19 —
Bank of New York JPY 1,168,099 USD 10,834 11/08/19 16

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 891
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 1,157,819 USD 10,718 12/06/19 (23)
BNP Paribas EUR 1,698 USD 1,898 11/22/19 2
Citigroup USD 457 AUD 670 11/08/19 5
Citigroup USD 4,530 AUD 6,576 12/18/19 9
Citigroup USD 634 CAD 828 11/08/19 (5)
Citigroup USD 19,772 CAD 26,147 11/22/19 81
Citigroup USD 533 CHF 529 11/08/19 3
Citigroup USD 3,950 CHF 3,880 12/18/19 (4)
Citigroup USD 2,043 EUR 1,839 11/08/19 9
Citigroup USD 15,043 EUR 13,514 12/18/19 75
Citigroup USD 1,007 GBP 783 11/08/19 8
Citigroup USD 11,927 GBP 9,623 12/18/19 556
Citigroup USD 644 HKD 5,044 11/08/19 —
Citigroup USD 1,571 JPY 170,531 11/08/19 9
Citigroup USD 15,698 JPY 1,671,046 12/18/19 (180)
Citigroup USD 236 SEK 2,277 11/08/19 —
Citigroup USD 250 SGD 341 11/08/19 1
Citigroup AUD 4,851 USD 3,279 11/08/19 (66)
Citigroup CAD 6,077 USD 4,588 11/08/19 (26)
Citigroup CAD 6,605 USD 5,026 12/18/19 10
Citigroup CHF 3,855 USD 3,882 11/08/19 (27)
Citigroup EUR 13,256 USD 14,475 11/08/19 (313)
Citigroup EUR 29,114 USD 32,245 11/22/19 (263)
Citigroup GBP 5,869 USD 7,227 11/08/19 (377)
Citigroup HKD 37,131 USD 4,739 11/08/19 —
Citigroup JPY 1,168,099 USD 10,835 11/08/19 16
Commonwealth Bank of Australia USD 3,190 AUD 4,621 11/08/19 (4)
Commonwealth Bank of Australia USD 4,530 AUD 6,576 12/18/19 8
Commonwealth Bank of Australia USD 4,340 CAD 5,711 11/08/19 (4)
Commonwealth Bank of Australia USD 3,663 CHF 3,613 11/08/19 —
Commonwealth Bank of Australia USD 3,950 CHF 3,880 12/18/19 (4)
Commonwealth Bank of Australia USD 14,227 EUR 12,744 11/08/19 (10)
Commonwealth Bank of Australia USD 15,045 EUR 13,514 12/18/19 73
Commonwealth Bank of Australia USD 7,259 GBP 5,598 11/08/19 (6)
Commonwealth Bank of Australia USD 11,911 GBP 9,623 12/18/19 572
Commonwealth Bank of Australia USD 4,388 HKD 34,386 11/08/19 —
Commonwealth Bank of Australia USD 10,708 JPY 1,157,819 11/08/19 16
Commonwealth Bank of Australia USD 15,701 JPY 1,671,046 12/18/19 (183)
Commonwealth Bank of Australia AUD 4,621 USD 3,192 12/06/19 4
Commonwealth Bank of Australia CAD 5,711 USD 4,340 12/06/19 4
Commonwealth Bank of Australia CAD 6,605 USD 5,027 12/18/19 11
Commonwealth Bank of Australia CHF 30,473 USD 30,666 11/22/19 (266)
Commonwealth Bank of Australia CHF 3,613 USD 3,671 12/06/19 —
Commonwealth Bank of Australia EUR 12,744 USD 14,253 12/06/19 10
Commonwealth Bank of Australia GBP 5,598 USD 7,265 12/06/19 6
Commonwealth Bank of Australia HKD 34,386 USD 4,388 12/06/19 —
Commonwealth Bank of Australia JPY 1,157,819 USD 10,725 12/06/19 (16)
Goldman Sachs EUR 1,682 USD 1,879 11/22/19 1
HSBC USD 230 ARS 11,086 11/01/19 (44)
HSBC USD 230 ARS 11,086 11/05/19 (45)
HSBC USD 96 ARS 5,597 11/07/19 (3)
HSBC USD 37 BRL 146 01/03/20 (1)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
892 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 40 BRL 158 01/03/20 (1)
HSBC USD 81 BRL 310 01/03/20 (4)
HSBC USD 122 BRL 464 01/03/20 (6)
HSBC USD 123 BRL 471 01/03/20 (6)
HSBC USD 343 BRL 1,352 01/03/20 (7)
HSBC USD 524 BRL 2,204 01/03/20 24
HSBC USD 865 BRL 3,481 01/03/20 —
HSBC USD 1,720 BRL 6,569 01/03/20 (88)
HSBC USD 11 CZK 247 11/01/19 —
HSBC USD 18 CZK 407 12/02/19 —
HSBC USD 130 CZK 2,991 12/02/19 1
HSBC USD 305 CZK 6,812 12/02/19 (7)
HSBC USD 2,364 HKD 18,492 12/06/19 (5)
HSBC USD 190 HUF 54,620 12/05/19 (4)
HSBC USD 3,716 HUF 1,092,022 12/05/19 (4)
HSBC USD 85 MXN 1,669 12/02/19 1
HSBC USD 1,232 MXN 23,966 12/02/19 8
HSBC USD 67 PEN 229 12/16/19 1
HSBC USD 234 PEN 785 12/16/19 1
HSBC USD 260 PEN 882 12/16/19 3
HSBC USD 246 PHP 12,930 12/23/19 9
HSBC USD 2,659 PLN 10,238 12/05/19 21
HSBC USD 3,449 PLN 13,390 12/05/19 56
HSBC USD 3,450 PLN 13,390 12/05/19 55
HSBC USD 19 RON 81 12/05/19 —
HSBC USD 467 RON 2,000 12/05/19 2
HSBC USD 1,516 RUB 101,225 12/23/19 52
HSBC USD 397 THB 12,186 12/06/19 7
HSBC USD 10 ZAR 148 12/02/19 —
HSBC USD 28 ZAR 421 12/02/19 —
HSBC USD 265 ZAR 3,793 12/02/19 (15)
HSBC ARS 21,335 USD 439 11/01/19 81
HSBC ARS 21,335 USD 439 11/05/19 82
HSBC BRL 2,076 USD 500 01/03/20 (16)
HSBC CLP 142,951 USD 201 01/22/20 8
HSBC COP 4,089,053 USD 1,179 12/23/19 (28)
HSBC COP 4,089,053 USD 1,179 12/23/19 (28)
HSBC CZK 247 USD 11 12/02/19 —
HSBC CZK 3,673 USD 160 12/02/19 (1)
HSBC CZK 12,382 USD 524 12/02/19 (17)
HSBC HKD 18,492 USD 2,358 12/06/19 (2)
HSBC HUF 203,716 USD 690 12/05/19 (2)
HSBC IDR 5,259,398 USD 366 02/13/20 (5)
HSBC IDR 5,259,398 USD 366 02/13/20 (5)
HSBC IDR 7,695,000 USD 540 02/13/20 (3)
HSBC MXN 7,528 USD 380 12/02/19 (10)
HSBC PEN 403 USD 120 12/16/19 —
HSBC PLN 4,836 USD 1,260 12/05/19 (6)
HSBC PLN 9,655 USD 2,462 12/05/19 (66)
HSBC RON 982 USD 230 12/05/19 —
HSBC RUB 14,135 USD 220 12/23/19 1
HSBC THB 8,392 USD 274 12/06/19 (4)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 893
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC THB 38,739 USD 1,280 12/06/19 (3)
HSBC ZAR 5,634 USD 380 12/02/19 9
HSBC ZAR 7,782 USD 541 12/02/19 28
HSBC ZAR 7,782 USD 541 12/02/19 28
JPMorgan Chase USD 4,898 EUR 4,415 11/22/19 32
JPMorgan Chase EUR 250 USD 278 12/18/19 (2)
Northern Trust USD 554 EUR 500 12/18/19 6
Northern Trust EUR 500 USD 555 12/18/19 (4)
Northern Trust EUR 9,365 USD 10,426 12/18/19 (51)
Royal Bank of Canada USD 4,534 AUD 6,576 12/18/19 5
Royal Bank of Canada USD 3,953 CHF 3,880 12/18/19 (6)
Royal Bank of Canada USD 15,043 EUR 13,514 12/18/19 75
Royal Bank of Canada USD 11,931 GBP 9,623 12/18/19 554
Royal Bank of Canada USD 15,716 JPY 1,671,046 12/18/19 (199)
Royal Bank of Canada USD 10,725 SEK 105,106 11/22/19 171
Royal Bank of Canada AUD 4,851 USD 3,280 11/08/19 (64)
Royal Bank of Canada CAD 28 USD 22 11/04/19 —
Royal Bank of Canada CAD 6,077 USD 4,590 11/08/19 (24)
Royal Bank of Canada CAD 6,605 USD 5,027 12/18/19 11
Royal Bank of Canada CHF 3,855 USD 3,886 11/08/19 (23)
Royal Bank of Canada EUR 13,256 USD 14,503 11/08/19 (286)
Royal Bank of Canada GBP 5,869 USD 7,241 11/08/19 (363)
Royal Bank of Canada GBP 18,786 USD 24,116 11/22/19 (231)
Royal Bank of Canada HKD 37,131 USD 4,739 11/08/19 —
Royal Bank of Canada JPY 1,168,099 USD 10,845 11/08/19 27
State Street USD 170 AUD 251 11/08/19 3
State Street USD 66 AUD 96 12/06/19 —
State Street USD 71 CAD 93 11/01/19 —
State Street USD 482 CAD 638 11/08/19 3
State Street USD 213 CAD 280 12/06/19 —
State Street USD 442 CHF 440 11/08/19 4
State Street USD 228 EUR 209 11/08/19 5
State Street USD 371 GBP 301 11/08/19 19
State Street USD 355 GBP 274 12/06/19 —
State Street USD 758 HKD 5,935 11/08/19 —
State Street USD 512 HKD 4,015 12/18/19 —
State Street USD 2,033 INR 147,500 12/18/19 38
State Street USD 352 JPY 38,339 11/01/19 3
State Street USD 280 KRW 329,379 11/08/19 3
State Street USD 5,362 MXN 106,550 12/18/19 139
State Street USD 1,023 MYR 4,280 12/18/19 1
State Street USD 18 SEK 172 11/08/19 —
State Street USD 6,545 SEK 63,022 11/08/19 (17)
State Street USD 112 SEK 1,072 12/18/19 —
State Street USD 318 SGD 440 11/08/19 5
State Street USD 6,929 SGD 9,424 11/08/19 (2)
State Street USD 4,050 SGD 5,580 12/18/19 54
State Street USD 60 TWD 1,864 11/08/19 1
State Street USD 283 TWD 8,658 11/08/19 1
State Street BRL 4,760 USD 1,164 12/18/19 (19)
State Street CHF 243 USD 247 12/06/19 —
State Street CNY 417,709 USD 58,638 12/18/19 (675)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
894 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street DKK 59,147 USD 8,832 12/18/19 (27)
State Street EUR 170 USD 189 11/22/19 —
State Street EUR 1,682 USD 1,880 11/22/19 2
State Street EUR 1,060 USD 1,185 12/06/19 —
State Street GBP 3,625 USD 4,527 12/18/19 (176)
State Street HKD 4,703 USD 600 12/06/19 —
State Street JPY 129,410 USD 1,200 11/08/19 1
State Street JPY 184,230 USD 1,709 12/06/19 —
State Street KRW 150,849 USD 126 11/08/19 (4)
State Street KRW 9,382,570 USD 7,835 11/08/19 (231)
State Street KRW 220,765 USD 189 12/06/19 (1)
State Street KRW 69,264,260 USD 58,257 12/18/19 (1,340)
State Street RUB 1,424,899 USD 21,386 12/18/19 (707)
State Street SEK 65,472 USD 6,693 11/08/19 (89)
State Street SEK 2,489 USD 258 12/06/19 —
State Street SEK 63,022 USD 6,555 12/06/19 17
State Street SGD 10,205 USD 7,385 11/08/19 (117)
State Street SGD 13 USD 10 12/06/19 —
State Street SGD 9,424 USD 6,930 12/06/19 1
State Street TWD 250,006 USD 8,086 11/08/19 (129)
State Street TWD 14,339 USD 473 12/06/19 1
State Street TWD 8,822 USD 285 12/18/19 (5)
Toronto Dominion Bank USD 3,192 AUD 4,621 11/08/19 (7)
Toronto Dominion Bank USD 4,340 CAD 5,711 11/08/19 (4)
Toronto Dominion Bank USD 3,664 CHF 3,613 11/08/19 (1)
Toronto Dominion Bank USD 14,227 EUR 12,744 11/08/19 (10)
Toronto Dominion Bank USD 7,260 GBP 5,598 11/08/19 (7)
Toronto Dominion Bank USD 4,388 HKD 34,386 11/08/19 —
Toronto Dominion Bank USD 10,706 JPY 1,157,819 11/08/19 18
Toronto Dominion Bank AUD 4,621 USD 3,195 12/06/19 7
Toronto Dominion Bank CAD 5,711 USD 4,340 12/06/19 4
Toronto Dominion Bank CHF 3,613 USD 3,672 12/06/19 1
Toronto Dominion Bank EUR 12,744 USD 14,253 12/06/19 10
Toronto Dominion Bank GBP 5,598 USD 7,266 12/06/19 7
Toronto Dominion Bank HKD 34,386 USD 4,387 12/06/19 —
Toronto Dominion Bank JPY 1,157,819 USD 10,723 12/06/19 (19)
UBS USD 3,191 AUD 4,621 11/08/19 (5)
UBS USD 4,339 CAD 5,711 11/08/19 (3)
UBS USD 3,664 CHF 3,613 11/08/19 —
UBS USD 14,223 EUR 12,744 11/08/19 (6)
UBS USD 905 EUR 816 11/22/19 6
UBS USD 7,261 GBP 5,598 11/08/19 (9)
UBS USD 4,388 HKD 34,386 11/08/19 —
UBS USD 10,709 JPY 1,157,819 11/08/19 15
UBS USD 7,878 KRW 9,204,040 11/08/19 34
UBS USD 7,879 TWD 239,484 11/08/19 (11)
UBS AUD 4,621 USD 3,193 12/06/19 5
UBS CAD 5,711 USD 4,339 12/06/19 3
UBS CHF 3,613 USD 3,671 12/06/19 —
UBS EUR 12,744 USD 14,248 12/06/19 5
UBS GBP 5,598 USD 7,268 12/06/19 9
UBS HKD 34,386 USD 4,387 12/06/19 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 895
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS JPY 1,157,819 USD 10,725 12/06/19 (16)
UBS KRW 9,204,040 USD 7,882 12/06/19 (34)
UBS TWD 239,484 USD 7,909 12/06/19 31
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(4,446)
Total Return Swap Contracts
(+)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1118
Commodity Index (i) Goldman Sachs USD 85,963
Total Return on Underlying
Reference Entity
(5)
02/07/20 — (75) (75)
Goldman Sachs ABGS1118
Commodity Index (ii) Goldman Sachs USD 19,668
Total Return on Underlying
Reference Entity
(1)
02/07/20 — — —
Russell 1000 Index Total Return Bank of America USD 33,239 3 Month LIBOR + 0.130%
(5)
12/20/19 — (1,930) (1,930)
Russell 1000 Index Total Return Goldman Sachs USD 19,668
Total Return on Underlying
Reference Entity
(1)
02/07/20 — — —
Russell 1000 Index Total Return Goldman Sachs USD 37,319
Total Return on Underlying
Reference Entity
(5)
04/13/20 — (6) (6)
Russell 1000 Index Total Return Goldman Sachs USD 32,321 3 Month LIBOR + 0.150%
(2)
04/13/20 — 1,970 1,970
Total Open Total Return Swap Contracts (å) — (41) (41)
(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1118 Commodity Index swap contract:
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil March 2020 6.2 $ 533
Brent Oil May 2020 6.2 533
Crude Oil March 2020 12.4 1,066
Gas Oil March 2020 12.4 1,066
Heating Oil March 2020 12.4 1,066
Live Cattle February 2020 6.6 567
Live Cattle April 2020 6.6 567
Nickel March 2020 12.9 1,109
Unleaded Gasoline March 2020 12.6 1,083
Zinc March 2020 12.9 1,109
Total Long Futures Contracts
8,699
Short Futures Contracts
Aluminum March 2020 (13.2) $ (1,135)
Coffee March 2020 (13.3) (1,143)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
896 Multi-Asset Growth Strategy Fund
Corn March 2020 (13.0) (1,118)
Kansas Wheat March 2020 (12.9) (1,109)
Lean Hogs February 2020 (6.5) (559)
Lean Hogs April 2020 (6.5) (559)
Natural Gas (NYMEX) March 2020 (13.8) (1,186)
Sugar March 2020 (13.1) (1,126)
Wheat March 2020 (12.8) (1,100)
Total Short Futures Contracts
(9,035)
Cash
116.3 86,299
Total Notional Amount
$ 85,963
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(ii)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1118 Commodity Index swap contract:
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil March 2020 6.2 $ 122
Brent Oil May 2020 6.2 122
Crude Oil March 2020 12.4 244
Gas Oil March 2020 12.4 244
Heating Oil March 2020 12.4 244
Live Cattle February 2020 6.6 130
Live Cattle April 2020 6.6 130
Nickel March 2020 12.9 254
Unleaded Gasoline March 2020 12.6 248
Zinc March 2020 12.9 254
Total Long Futures Contracts
1,992
Short Futures Contracts
Aluminum March 2020 (13.2) $ (260)
Coffee March 2020 (13.3) (262)
Corn March 2020 (13.0) (256)
Kansas Wheat March 2020 (12.9) (254)
Lean Hogs February 2020 (6.5) (128)
Lean Hogs April 2020 (6.5) (128)
Natural Gas (NYMEX) March 2020 (13.8) (271)
Sugar March 2020 (13.1) (258)
Wheat March 2020 (12.8) (252)
Total Short Futures Contracts
(2,069)
Cash
103.9 19,745
Total Notional Amount
$ 19,668

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 897
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 28,277 Three Month LIBOR
(2)
1.549%
(3)
10/04/21
— 27 27
Barclays USD 580,617 Three Month LIBOR
(2)
1.512%
(3)
10/04/21
34 953 987
Barclays USD 24,873 1.515%
(3)
Three Month LIBOR
(2)
10/07/21
— (39) (39)
Barclays USD 101,916 1.617%
(3)
Three Month LIBOR
(2)
10/25/21
— 100 100
Barclays USD 15,114 1.680%
(3)
Three Month LIBOR
(2)
10/30/21
— 36 36
Barclays USD 437,145 Three Month LIBOR
(2)
1.580%
(3)
12/18/21
(268) (273) (541)
Barclays USD 342,820 1.396%
(3)
Three Month LIBOR
(2)
10/04/24
19 (1,689) (1,670)
Barclays USD 9,965 1.335%
(3)
Three Month LIBOR
(2)
10/10/24
— (76) (76)
Barclays USD 23,706 Three Month LIBOR
(2)
1.563%
(3)
10/21/24
— (87) (87)
Barclays USD 20,747 Three Month LIBOR
(2)
1.570%
(3)
10/25/24
— (85) (85)
Barclays USD 16,615 1.580%
(3)
Three Month LIBOR
(2)
10/29/24
— 78 78
Barclays USD 660,144 Three Month LIBOR
(2)
1.450%
(3)
12/18/24
800 (167) 633
Barclays USD 34,128 Three Month LIBOR
(2)
1.559%
(3)
09/30/29
— 145 145
Barclays USD 47,652 1.493%
(3)
Three Month LIBOR
(2)
10/04/29
5 (504) (499)
Barclays USD 10,613 Three Month LIBOR
(2)
1.457%
(3)
10/11/29
— 144 144
Barclays USD 23,860 Three Month LIBOR
(2)
1.628%
(3)
10/15/29
— (56) (56)
Barclays USD 8,468 Three Month LIBOR
(2)
1.669%
(3)
10/22/29
— (54) (54)
Barclays USD 21,573 Three Month LIBOR
(2)
1.678%
(3)
10/22/29
— (156) (156)
Barclays USD 55,814 1.631%
(3)
Three Month LIBOR
(2)
10/22/29
— 156 156
Barclays USD 6,340 Three Month LIBOR
(2)
1.722%
(3)
10/23/29
— (72) (72)
Barclays USD 6,876 Three Month LIBOR
(2)
1.703%
(3)
10/24/29
— (66) (66)
Barclays USD 17,903 1.748%
(3)
Three Month LIBOR
(2)
11/01/29
— 250 250
Barclays USD 186,712 1.525%
(3)
Three Month LIBOR
(2)
12/18/29
(553) (719) (1,272)
Barclays USD 2,515 Three Month LIBOR
(2)
1.905%
(3)
09/21/39
— 8 8
Barclays USD 2,713 Three Month LIBOR
(2)
1.920%
(3)
09/24/39
— 5 5
Barclays USD 7,279 Three Month LIBOR
(2)
1.797%
(3)
09/26/39
— 85 85
Barclays USD 5,558 Three Month LIBOR
(2)
1.803%
(3)
09/27/39
— 62 62
Barclays USD 5,955 Three Month LIBOR
(2)
1.865%
(3)
10/02/39
— 38 38
Barclays USD 4,897 Three Month LIBOR
(2)
1.985%
(3)
10/15/39
— (16) (16)
Barclays USD 1,985 Three Month LIBOR
(2)
1.885%
(3)
09/21/49
— 6 6
Barclays USD 1,588 Three Month LIBOR
(2)
1.800%
(3)
09/26/49
— 25 25
Barclays USD 2,912 Three Month LIBOR
(2)
1.822%
(3)
09/27/49
— 36 36
Barclays USD 4,235 Three Month LIBOR
(2)
1.801%
(3)
09/28/49
— 66 66
Barclays USD 6,458 1.737%
(3)
Three Month LIBOR
(2)
10/02/49
— (82) (82)
Barclays USD 5,482 1.797%
(3)
Three Month LIBOR
(2)
10/03/49
— 10 10
Barclays USD 2,912 Three Month LIBOR
(2)
1.794%
(3)
10/04/49
— 48 48
Barclays USD 49,866 Three Month LIBOR
(2)
1.675%
(3)
10/04/49
39 1,336 1,375
Barclays USD 6,197 1.838%
(3)
Three Month LIBOR
(2)
10/15/49
— 74 74

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
898 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,446 Three Month LIBOR
(2)
1.852%
(3)
10/18/49
— (145) (145)
Barclays USD 2,567 Three Month LIBOR
(2)
1.976%
(3)
10/19/49
— (26) (26)
Barclays USD 4,997 1.922%
(3)
Three Month LIBOR
(2)
10/23/49
— 162 162
Barclays USD 2,067 1.869%
(3)
Three Month LIBOR
(2)
10/25/49
— 40 40
Barclays USD 8,174 1.650%
(3)
Three Month LIBOR
(2)
12/18/49
(488) 221 (267)
Barclays USD 49,604 1.650%
(3)
Three Month LIBOR
(2)
12/18/49
(708) (915) (1,623)
Barclays USD 1,323 Three Month LIBOR
(2)
1.832%
(3)
09/23/54
— 3 3
Barclays USD 1,985 Three Month LIBOR
(2)
1.741%
(3)
09/26/54
— 45 45
Barclays USD 2,647 Three Month LIBOR
(2)
1.790%
(3)
09/27/54
— 32 32
Barclays USD 2,647 Three Month LIBOR
(2)
1.776%
(3)
10/01/54
— 40 40
Barclays USD 1,985 Three Month LIBOR
(2)
1.725%
(3)
10/04/54
— 53 53
Barclays USD 1,985 Three Month LIBOR
(2)
1.687%
(3)
10/07/54
— 69 69
Barclays USD 1,323 Three Month LIBOR
(2)
1.736%
(3)
10/11/54
— 32 32
JPMorgan Chase BRL 1,700
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (40) (40)
JPMorgan Chase BRL 19,400
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (443) (443)
JPMorgan Chase HUF 383,300 Six Month BUBOR
(3)
0.832%
(4)
11/22/22
— (32) (32)
JPMorgan Chase HUF 187,700 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (24) (24)
JPMorgan Chase HUF 240,000 Six Month BUBOR
(5)
1.980%
(4)
06/26/23
— (65) (65)
Total Open Interest Rate Swap Contracts (å)
(1,120) (1,446) (2,566)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Dell JPMorgan Chase
Sell
0.157% USD 200 5.000%
(2)
06/20/20
7 1 8
Dell Goldman Sachs
Sell
0.370% USD 200 1.000%
(2)
12/20/21
1 2 3
Dell Credit Suisse
Sell
0.491% USD 50 5.000%
(2)
06/20/22
6 1 7
International Game
Technology PLC JPMorgan Chase
Sell
0.491% USD 350 5.000%
(2)
06/20/22
44 5 49
Jaguar Land Rover PLC JPMorgan Chase
Sell
2.201% USD 213 1.000%
(2)
06/20/24
(31) 20 (11)
Jaguar Land Rover PLC Goldman Sachs
Sell
2.997% USD 115 5.000%
(2)
12/20/21
4 2 6
Macys, Inc. Barclays
Sell
0.516% USD 1,000 1.000%
(2)
12/20/22
18 — 18
Macys, Inc. Merrill Lynch
Sell
0.598% USD 250 5.000%
(2)
12/20/22
37 4 41
Macys, Inc. JPMorgan Chase
Sell
0.640% USD 250 5.000%
(2)
12/20/22
39 1 40
Macys, Inc. JPMorgan Chase
Sell
0.640% USD 200 5.000%
(2)
12/20/22
31 1 32
Macys, Inc. JPMorgan Chase
Sell
0.841% USD 150 1.000%
(2)
12/20/22
1 — 1
Macys, Inc. Credit Suisse
Sell
1.117% USD 167 1.000%
(2)
12/20/22
— — —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 899
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Macys, Inc. Goldman Sachs
Sell
1.246% USD 450 1.000%
(2)
12/20/22
(5) 2 (3)
Macys, Inc. Merrill Lynch
Sell
2.120% USD 200 1.000%
(2)
12/20/24
(12) 2 (10)
Macys, Inc. Credit Suisse
Sell
6.914% USD 75 5.000%
(2)
12/20/24
(8) 3 (5)
Tenet Healthcare Corp. Goldman Sachs
Sell
0.150% USD 250 5.000%
(2)
06/20/20
9 1 10
Tenet Healthcare Corp. Goldman Sachs
Sell
0.216% USD 250 5.000%
(2)
12/20/20
15 2 17
Tenet Healthcare Corp. Barclays
Sell
0.513% USD 200 1.000%
(2)
12/20/22
3 1 4
Tenet Healthcare Corp. BNP Paribas
Sell
0.643% USD 200 5.000%
(2)
12/20/22
31 1 32
Tenet Healthcare Corp. Goldman Sachs
Sell
0.743% USD 200 5.000%
(2)
12/20/22
29 2 31
Tenet Healthcare Corp. Barclays
Sell
0.841% USD 150 1.000%
(2)
12/20/22
1 — 1
Tenet Healthcare Corp. Goldman Sachs
Sell
1.207% USD 750 5.000%
(2)
12/20/24
148 18 166
Thyssenkrupp AG Credit Suisse
Sell
1.165% USD 100 1.000%
(2)
06/20/25
(2) 1 (1)
Thyssenkrupp AG JPMorgan Chase
Sell
2.295% USD 650 5.000%
(2)
06/20/26
92 35 127
Total Open Corporate Issues Contracts 458 105 563
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 15,000 (5.000%)
(2)
12/20/24
(989) (173) (1,162)
CMBX NA Index Citigroup
Sell
USD 190 5.000%
(2)
05/11/63
(31) 2 (29)
CMBX NA Index Citigroup
Sell
USD 403 3.000%
(2)
05/11/63
(41) 7 (34)
CMBX NA Index Citigroup
Sell
USD 1,038 3.000%
(2)
05/11/63
(98) 10 (88)
CMBX NA Index Citigroup
Sell
USD 40 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Purchase
USD 186 (5.000%)
(2)
09/17/58
12 (3) 9
CMBX NA Index Citigroup
Sell
USD 156 3.000%
(2)
05/11/63
(13) — (13)
CMBX NA Index Citigroup
Purchase
USD 88 (5.000%)
(2)
10/17/57
11 (2) 9
CMBX NA Index Citigroup
Sell
USD 87 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index Citigroup
Purchase
USD 208 (5.000%)
(2)
11/18/54
15 (1) 14
CMBX NA Index Citigroup
Sell
USD 84 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Citigroup
Sell
USD 76 3.000%
(2)
05/11/63
(6) — (6)
CMBX NA Index Citigroup
Sell
USD 57 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 7 5.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 390 3.000%
(2)
05/11/63
(40) 7 (33)
CMBX NA Index Citigroup
Sell
USD 336 3.000%
(2)
05/11/63
(31) 2 (29)
CMBX NA Index Citigroup
Purchase
USD 1,059 (5.000%)
(2)
10/17/57
183 (71) 112
CMBX NA Index Citigroup
Sell
USD 330 3.000%
(2)
05/11/63
(32) 4 (28)
CMBX NA Index Citigroup
Sell
USD 331 3.000%
(2)
05/11/63
(30) 2 (28)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
900 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Sell
USD 44 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Citigroup
Sell
USD 263 3.000%
(2)
05/11/63
(24) 2 (22)
CMBX NA Index Credit Suisse
Sell
USD 11,280 3.000%
(2)
05/11/63
(1,055) 94 (961)
CMBX NA Index Credit Suisse
Purchase
USD 1,328 (5.000%)
(2)
09/17/58
132 (69) 63
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
3 (3) —
CMBX NA Index Credit Suisse
Sell
USD 25 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Credit Suisse
Purchase
USD 1,938 (5.000%)
(2)
10/17/57
334 (131) 203
CMBX NA Index Goldman Sachs
Sell
USD 240 5.000%
(2)
05/11/63
(38) 1 (37)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Goldman Sachs
Sell
USD 20 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Goldman Sachs
Sell
USD 40 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Goldman Sachs
Sell
USD 4,500 3.000%
(2)
05/11/63
(698) 315 (383)
CMBX NA Index Goldman Sachs
Sell
USD 15,000 3.000%
(2)
05/11/63
(1,476) 200 (1,276)
CMBX NA Index Goldman Sachs
Sell
USD 193 3.000%
(2)
05/11/63
(29) 13 (16)
CMBX NA Index Goldman Sachs
Sell
USD 222 3.000%
(2)
05/11/63
(32) 13 (19)
CMBX NA Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
4 (2) 2
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 (3) 3
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Goldman Sachs
Sell
USD 1,275 3.000%
(2)
05/11/63
(203) 94 (109)
CMBX NA Index Goldman Sachs
Sell
USD 270 3.000%
(2)
05/11/63
(27) 4 (23)
CMBX NA Index Goldman Sachs
Sell
USD 4,544 3.000%
(2)
05/11/63
(434) 46 (388)
CMBX NA Index JPMorgan Chase
Purchase
USD 458 (5.000%)
(2)
09/17/58
64 (42) 22
CMBX NA Index JPMorgan Chase
Purchase
USD 455 (5.000%)
(2)
09/17/58
59 (36) 23
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
01/17/47
8 (7) 1
CMBX NA Index JPMorgan Chase
Purchase
USD 144 (5.000%)
(2)
09/17/58
8 (1) 7
CMBX NA Index JPMorgan Chase
Sell
USD 501 3.000%
(2)
05/11/63
(61) 18 (43)
CMBX NA Index JPMorgan Chase
Sell
USD 8,078 3.000%
(2)
05/11/63
(1,080) 392 (688)
CMBX NA Index JPMorgan Chase
Sell
USD 669 3.000%
(2)
05/11/63
(81) 24 (57)
CMBX NA Index JPMorgan Chase
Sell
USD 23 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index JPMorgan Chase
Purchase
USD 70 (5.000%)
(2)
11/18/54
7 (2) 5
CMBX NA Index JPMorgan Chase
Purchase
USD 81 (5.000%)
(2)
11/18/54
8 (3) 5
CMBX NA Index JPMorgan Chase
Sell
USD 296 3.000%
(2)
05/11/63
(30) 5 (25)
CMBX NA Index JPMorgan Chase
Sell
USD 87 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index JPMorgan Chase
Sell
USD 135 3.000%
(2)
05/11/63
(15) 4 (11)
CMBX NA Index JPMorgan Chase
Purchase
USD 139 (5.000%)
(2)
11/18/54
15 (6) 9
CMBX NA Index JPMorgan Chase
Sell
USD 163 3.000%
(2)
05/11/63
(20) 6 (14)
CMBX NA Index JPMorgan Chase
Purchase
USD 86 (5.000%)
(2)
11/18/54
8 (2) 6
CMBX NA Index Merrill Lynch
Purchase
USD 86 (5.000%)
(2)
11/18/54
9 (3) 6
CMBX NA Index Merrill Lynch
Sell
USD 136 3.000%
(2)
05/11/63
(12) — (12)
CMBX NA Index Merrill Lynch
Purchase
USD 228 (5.000%)
(2)
09/17/58
1 10 11
CMBX NA Index Merrill Lynch
Sell
USD 247 5.000%
(2)
05/11/63
(40) 2 (38)
CMBX NA Index Merrill Lynch
Sell
USD 315 5.000%
(2)
05/11/63
(51) 3 (48)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 901
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Merrill Lynch
Sell
USD 814 3.000%
(2)
05/11/63
(73) 4 (69)
CMBX NA Index Morgan Stanley
Sell
USD 86,100 1.000%
(2)
12/20/24
1,731 254 1,985
CMBX NA Index Morgan Stanley
Sell
USD 767 3.000%
(2)
05/11/63
(71) 6 (65)
CMBX NA Index Morgan Stanley
Sell
USD 1,000 1.000%
(2)
12/20/24
(49) 4 (45)
CMBX NA Index Morgan Stanley
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(26) 25 (1)
CMBX NA Index Morgan Stanley
Sell
USD 100 3.000%
(2)
05/11/63
(12) 3 (9)
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 (6) —
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 17 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Sell
USD 33 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Morgan Stanley
Sell
USD 94 3.000%
(2)
05/11/63
(14) 6 (8)
CMBX NA Index Morgan Stanley
Sell
USD 34 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 45 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 47 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 49 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 55 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Morgan Stanley
Sell
USD 65 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Morgan Stanley
Sell
USD 66 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Morgan Stanley
Sell
USD 77 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Morgan Stanley
Sell
USD 79 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Morgan Stanley
Purchase
USD 167 (5.000%)
(2)
09/17/58
13 (5) 8
CMBX NA Index Morgan Stanley
Sell
USD 345 3.000%
(2)
05/11/63
(56) 26 (30)
CMBX NA Index Morgan Stanley
Sell
USD 143 3.000%
(2)
05/11/63
(21) 9 (12)
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
8 (2) 6
CMBX NA Index Morgan Stanley
Sell
USD 134 3.000%
(2)
05/11/63
(17) 5 (12)
CMBX NA Index Morgan Stanley
Sell
USD 189 3.000%
(2)
05/11/63
(28) 11 (17)
CMBX NA Index Morgan Stanley
Sell
USD 334 3.000%
(2)
05/11/63
(41) 12 (29)
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
08/17/61
2 — 2
CMBX NA Index Morgan Stanley
Sell
USD 31 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index Morgan Stanley
Sell
USD 63 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Morgan Stanley
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Morgan Stanley
Sell
USD 76 3.000%
(2)
05/11/63
(7) 1 (6)
CMBX NA Index Morgan Stanley
Purchase
USD 84 (5.000%)
(2)
09/17/58
7 (3) 4
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
09/17/58
7 (3) 4
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
11/18/54
8 (2) 6
CMBX NA Index Morgan Stanley
Sell
USD 96 3.000%
(2)
05/11/63
(8) — (8)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
902 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 103 (5.000%)
(2)
11/18/54
10 (3) 7
CMBX NA Index Morgan Stanley
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 (1) 6
CMBX NA Index Morgan Stanley
Sell
USD 123 3.000%
(2)
05/11/63
(17) 6 (11)
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
8 (2) 6
CMBX NA Index Morgan Stanley
Purchase
USD 135 (5.000%)
(2)
09/17/58
16 (10) 6
CMBX NA Index Morgan Stanley
Sell
USD 358 3.000%
(2)
05/11/63
(51) 21 (30)
Total Open Credit Indices Contracts (4,612) 1,083 (3,529)
Total Open Credit Default Swap Contracts (å) (4,154) 1,188
(2,966)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 91,246 $ —
$ —
$ 91,246 4.8
International Debt — 28,301 —
—
28,301 1.5
Loan Agreements — 28 , 266 —
—
2 8 , 266 1. 5
Mortgage-Backed Securities — 344 , 278 1,128
—
345 , 406 18 . 1
Non-US Bonds — 61,017 —
—
61,017 3.2
Common Stocks
Consumer Discretionary 65,715 56,353 —
—
122,068 6.4
Consumer Staples 24,402 11,838 —
—
36,240 1.9
Energy 31,098 8,278 —
—
39,376 2 . 1
Financial Services 185,206 88,391 5
—
273,602 1 4 . 3
Health Care 49,315 14,892 —
—
64,207 3.4
Materials and Processing 65,603 37,386 —
—
102,989 5. 4
Producer Durables 91,114 62,488 —
—
153,602 8.1
Technology 143,541 19,005 —
—
162,546 8 . 5
Utilities 64,402 35,663 —
—
100,065 5.2
Preferred Stocks 455 1,881 —
—
2,336 0.1
Options Purchased 1,924 46,973 —
—
48,897 2.6
Warrants & Rights — 20 92
—
112 —
*
Short-Term Investments — 67,966 —
242,134
310,100 16.3
Other Securities — — —
49,509
49,509 2.6
Total Investments 722,775 1,004 , 242 1,225 291,643 2 , 019 , 885 106 . 0
Other Assets and Liabilities, Net ( 6 . 0 )
100.0

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 903
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 12,29 6 — —
—
12,29 6 0.6
Foreign Currency Exchange Contracts 3 4,717 —
—
4,720 0.2
Total Return Swap Contracts — 1,970 —
—
1,970 0.1
Interest Rate Swap Contracts — 4,87 0 —
—
4,87 0 0.3
Credit Default Swap Contracts — 3,154 —
—
3,154 0.2
A
Liabilities
Futures Contracts (20,045) — —
—
(20,045) (1.1)
Options Written (921) (823) —
—
(1,744) (0.1)
Foreign Currency Exchange Contracts — (9,166) —
—
(9,166) (0.5)
Total Return Swap Contracts — (2,011) —
—
(2,011) (0.1)
Interest Rate Swap Contracts — (7,436) —
—
(7,436) (0.4)
Credit Default Swap Contracts — (6,120) —
—
(6,120) (0.3)
Total Other Financial Instruments
**
$ (8,66 7 ) $ (10, 84 5 ) $ — $ — $ (19, 51 2 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
904 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
103
Australia .................................................................................
13,443
Austria ....................................................................................
4,379
Belgium ..................................................................................
7,172
Bermuda .................................................................................
2,920
Brazil ......................................................................................
6,477
Canada ....................................................................................
64,750
Cayman Islands .......................................................................
1,329
Chile .......................................................................................
2,442
China ......................................................................................
25,885
Colombia .................................................................................
5,948
Czech Republic .......................................................................
3,139
Denmark .................................................................................
11,768
Finland ...................................................................................
4,868
France .....................................................................................
33,261
Germany .................................................................................
15,248
Greece ....................................................................................
1,564
Guernsey .................................................................................
2,092
Hong Kong ..............................................................................
11,112
India .......................................................................................
201
Indonesia ................................................................................
6,329
Ireland ....................................................................................
4,070
Israel .......................................................................................
3,895
Italy ........................................................................................
8,475
Japan ......................................................................................
132,371
Jersey ......................................................................................
733
Kazakhstan .............................................................................
572
Luxembourg ............................................................................
2,808
Malaysia ..................................................................................
1,693
Marshall Islands .....................................................................
2,260
Mauritius ................................................................................
188
Mexico ....................................................................................
10,260
Monaco ...................................................................................
161
Netherlands ............................................................................
8,296
Norway ....................................................................................
4,492
Peru ........................................................................................
3,445
Portugal ..................................................................................
603
Puerto Rico .............................................................................
4,978
Romania ..................................................................................
1,645
Russia .....................................................................................
22,002
Singapore ................................................................................
7,617
South Africa ............................................................................
9,285
South Korea ............................................................................
8,931
Spain .......................................................................................
6,544
Sweden ....................................................................................
4,537
Switzerland .............................................................................
3,123
Taiwan .....................................................................................
3,379
Thailand ..................................................................................
7,917
Turkey .....................................................................................
2,220
Ukraine ...................................................................................
2,947
United Kingdom ......................................................................
67,259
United States ...........................................................................
1,4 56 , 610
Virgin Islands, British .............................................................
2,139
Total Investments .................................................................... 2 , 019 , 885

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 905
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,217 $ — $ — $ 47,680
Unrealized appreciation on foreign currency exchange contracts — — 4,720 —
Variation margin on futures contracts** 8,905 — — 3,391
Total return swap contracts, at fair value 1,970 — — —
Interest rate swap contracts, at fair value — — — 4,87 0
Credit default swap contracts, at fair value — 3,154 — —
Total
$ 12,092 $ 3,154 $ 4,720 $ 55,94 1
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 12 , 072 $ — $ — $ 7,973
Unrealized depreciation on foreign currency exchange contracts — — 9,166 —
Options written, at fair value 259 — — 1,485
Total return swap contracts, at fair value 2,011 — — —
Interest rate swap contracts, at fair value — — — 7,436
Credit default swap contracts, at fair value — 6,120 — —
Total
$ 1 4 , 342 $ 6,120 $ 9,166 $ 16,894
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments*** $ (19,8 6 8 ) $ — $ — $ 3,0 7 0
Futures contracts (5,243) — — 52,802
Options written 2,102 — — 3,845
Total return swap contracts (26,901) — — —
Interest rate swap contracts — — — (10,48 8 )
Credit default swap contracts — 5,566 — —
Foreign currency exchange contracts — — (2,463) —
Total
$ (49,9 1 0 ) $ 5,566 $ (2,463) $ 49,2 2 9
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ 8,623 $ — $ — $ (3,341)
Futures contracts (45,094) — — 3,137
Options written (283) — — 2,275
Total return swap contracts (41) — — —
Interest rate swap contracts — — — (1,29 2 )
Credit default swap contracts — 1,5 41 — —
Foreign currency exchange contracts — — (3,603) —
Total
$ (36,795) $ 1,5 41 $ (3,603) $ 7 7 9
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
906 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 48,897 $ — $ 48,897
Securities on Loan* Investments, at fair value 47,134 — 47,134
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,720 — 4,720
Total Return Swap Contracts Total return swap contracts, at fair value 1,970 — 1,970
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 4,87 0 — 4,87 0
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,154 — 3,154
Total Financial and Derivative Assets
110,74 5 — 110,74 5
Financial and Derivative Assets not subject to a netting agreement
(6,8 59 ) — (6,8 59 )
Total Financial and Derivative Assets subject to a netting agreement
$ 103,886 $ — $ 103,886
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 37,595 $ 571 $ 20,478 $ 16,546
Bank of Montreal
669 213 — 456
Bank of New York
745 239 — 506
Bank of Nova Scotia
186 — 186 —
Barclays
3,958 — 3,958 —
BNP Paribas
34 — — 34
Citigroup
13,904 1,482 8,978 3,444
Commonwealth Bank of Australia
704 226 — 478
Credit Suisse
274 273 1 —
Goldman Sachs
24,384 152 2,978 21,254
HSBC
9,480 436 9,001 43
JPMorgan Chase
5,242 797 — 4,445
Morgan Stanley
5,410 59 5,350 1
Northern Trust
6 6 — —
Royal Bank of Canada
843 403 — 440
State Street
298 296 — 2
Toronto Dominion Bank
46 46 — —
UBS
108 84 — 24
Total
$ 103,886 $ 5,283 $ 50,930 $ 47,673

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 907
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 9,166 $ — $ 9,166
Options Written Contracts Options written, at fair value 1,744 — 1,744
Total Return Swap Contracts Total return swap contracts, at fair value 2,011 — 2,011
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 7,436 — 7,436
Credit Default Swap Contracts Credit default swap contracts, at fair value 6,120 — 6,120
Total Financial and Derivative Liabilities
26,477 — 26,477
Financial and Derivative Liabilities not subject to a netting agreement
(8,643) — (8,643)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 17,834 $ — $ 17,834
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,235 $ 571 $ 1,664 $ —
Bank of Montreal 1,01 3 213 — 800
Bank of New York 1,039 239 68 732
Citigroup 2,424 1,482 — 942
Commonwealth Bank of Australia 493 226 — 267
Credit Suisse 970 273 697 —
Goldman Sachs 2,474 152 2,322 —
HSBC 436 436 — —
JPMorgan Chase 1,522 797 — 725
Morgan Stanley 306 59 — 247
Northern Trust 55 6 — 49
Royal Bank of Canada 1,196 403 — 793
State Street 3,540 296 2,481 763
Toronto Dominion Bank 47 46 — 1
UBS 84 84 — —
Total
$ 17,83 4 $ 5,283 $ 7, 232 $ 5,3 19
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
908 Multi-Asset Growth Strategy Fund
Consolidated Statement of Assets and Liabilities
(†)
— October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,976 , 200
Investments, at fair value(*)(>) ......................................................................................................................................................
2 , 019 , 885
Foreign currency holdings(^) ......................................................................................................................................................... 3,373
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,720
Receivables:
Dividends and interest ....................................................................................................................................................... 8,81 4
Dividends from affiliated funds .......................................................................................................................................... 425
Investments sold ................................................................................................................................................................ 91 , 668
Fund shares sold ................................................................................................................................................................ 1,713
From broker(a)(b)( c ) ........................................................................................................................................................... 93,800
Variation margin on futures contracts ................................................................................................................................. 255
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,970
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 4,87 0
Credit default swap contracts, at fair value(+) ................................................................................................................................ 3,154
Total assets .................................................................................................................................................
2,2 34 , 647
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 2,796
Due to broker (d )( e )( f ) ........................................................................................................................................................ 4,081
Investments purchased ...................................................................................................................................................... 233, 8 85
Fund shares redeemed ....................................................................................................................................................... 1,960
Accrued fees to affiliates .................................................................................................................................................... 1,382
Other accrued expenses ..................................................................................................................................................... 380
Variation margin on futures contracts ................................................................................................................................. 7,950
Deferred capital gains tax liability ..................................................................................................................................... 24
Unfunded loan commitment ............................................................................................................................................... 3
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 9,166
Options written, at fair value(x) ...................................................................................................................................................... 1,744
Payable upon return of securities loaned ....................................................................................................................................... 49,509
Total return swap contracts, at fair value(∞) ................................................................................................................................... 2,011
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 7,436
Credit default swap contracts, at fair value(+) ................................................................................................................................ 6,120
Total liabilities .............................................................................................................................................
3 28 , 447
Net Assets ............................................................................................................................................................
$ 1,906,200
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 909
Consolidated Statement of Assets and Liabilities, continued
(†)
— October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ ( 1, 634 )
Shares of beneficial interest ...........................................................................................................................................................
1,849
Additional paid-in capital ..............................................................................................................................................................
1,9 0 5, 985
Net Assets ............................................................................................................................................................
$ 1,906,200
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.33
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ......................................................... $ 10.96
Class A — Net assets ............................................................................................................................................................. $ 2,092,166
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 202,617
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.30
Class C — Net assets ............................................................................................................................................................. $ 323,729
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 31,424
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.31
Class M — Net assets ............................................................................................................................................................ $ 236,943,478
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 22,976,205
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.31
Class S — Net assets ............................................................................................................................................................. $ 1,656,510,222
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 160,693,009
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.32
Class Y — Net assets ............................................................................................................................................................. $ 10,330,363
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,001,323
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,335
(x)     Premiums received on options written $ 3,971
(*)     Securities on loan included in investments $ 47,134
(∞)     Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (1,1 20 )
(+)     Credit default swap contracts - premiums paid (received) $ (4,154)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 291,643
(a)     Receivable from Broker for Futures $ 77,974
(b)     Receivable from Broker for Swaps $ 12,880
(c)     Receivable from Broker for Forwards $ 2,946
(d)      Due to Broker for Futures $ 184
(e)     Due to Broker for Swaps $ 3,894
(f)      Due to Broker for Forwards $ 3
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
( † ) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary).
Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
910 Multi-Asset Growth Strategy Fund
Consolidated Statement of Operations
(†)
— For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 30,824
Dividends from affiliated funds ......................................................................................................................................... 6,286
Interest .............................................................................................................................................................................. 23,442
Securities lending income (net) ......................................................................................................................................... 341
Total investment income ...............................................................................................................................................................
60,893
Expenses
Advisory fees .................................................................................................................................................................... 18,610
Administrative fees ........................................................................................................................................................... 1,080
Custodian fees ................................................................................................................................................................... 976
Distribution fees - Class A ................................................................................................................................................ 5
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 324
Transfer agent fees - Class S ............................................................................................................................................. 3,768
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 259
Registration fees ............................................................................................................................................................... 130
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 89
Printing fees ...................................................................................................................................................................... 226
Miscellaneous ................................................................................................................................................................... 136
Expenses before reductions .............................................................................................................................................. 25,611
Expense reductions ........................................................................................................................................................... (6,050)
Net expenses .................................................................................................................................................................................
19,561
Net investment income (loss) ........................................................................................................................................................
41,332
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) .......................................................................... (29,22 5 )
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 47,559
Options written ................................................................................................................................................................. 5,947
Foreign currency exchange contracts ................................................................................................................................ (2,463)
Total return swap contracts ............................................................................................................................................... (26,901)
Interest rate swap contracts ............................................................................................................................................... (10,48 8 )
Credit default swap contracts ............................................................................................................................................ 5,566
Foreign currency-related transactions ............................................................................................................................... (35 6 )
Net realized gain (loss) ..................................................................................................................................................................
(10,35 8 )
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) .......................................................................... 114,993
Investments in affiliated funds .......................................................................................................................................... 47
Futures contracts .............................................................................................................................................................. (41,957)
Options written ................................................................................................................................................................. 1,992
Foreign currency exchange contracts ................................................................................................................................ (3,603)
Total return swap contracts ............................................................................................................................................... (41)
Interest rate swap contracts ............................................................................................................................................... (1,29 2 )
Credit default swap contracts ............................................................................................................................................ 1,541
Foreign currency-related transactions ............................................................................................................................... 17 6
Net change in unrealized appreciation (depreciation) ................................................................................................................... 71,85 6

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 911
Consolidated Statement of Operations, continued
(†)
— For the Period Ended October
31, 2019
Amounts in thousands
Net realized and unrealized gain (loss) ......................................................................................................................................... 61,49 8
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 102,8 30
**      Less than $500.
( † )       The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary).
Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
912 Multi-Asset Growth Strategy Fund
Consolidated Statements of Changes in Net Assets
( †)
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 41,332 $ 36,909
Net realized gain (loss) ...................................................................................................................... (10,3 5 8 ) (33,242)
Net change in unrealized appreciation (depreciation) ....................................................................... 71,85 6 (70,376)
Net increase (decrease) in net assets from operations ............................................................................. 102,830 (66,709)
Distributions
To shareholders
Class A .......................................................................................................................................... (47) (18)
Class C .......................................................................................................................................... (3) (3)
Class M ......................................................................................................................................... (3,591) (1,649)
Class S ........................................................................................................................................... (44,54 2 ) (40,567)
Class Y .......................................................................................................................................... (248) (972)
Net decrease in net assets from distributions .......................................................................................... (48,43 1 ) (43,209)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (391,989) 689,830
Total Net Increase (Decrease) in Net Assets ..........................................................................
(337,590) 579,912
Net Assets
Beginning of period .................................................................................................................................
2,243,790 1,663,878
End of period ..........................................................................................................................................
$ 1,906,200 $ 2,243,790
( † ) The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 913
** Less than 500 shares
.
(†)    Th e Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fun d Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated . Refer to note 3 in the Notes to Financial
Statements.
Consolidated Statements of Changes in Net Assets, continued
( †)
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 202 $ 2,057 144 $ 1,511
Proceeds from reinvestment of distributions 5 47 2 18
Payments for shares redeemed (179) (1,786) (32) (332)
Net increase (decrease)
28 318 114 1,197
Class C
Proceeds from shares sold 26 264 18 192
Proceeds from reinvestment of distributions 1 3 —
**
2
Payments for shares redeemed (19) (188) (4) (45)
Net increase (decrease)
8 79 14 149
Class M
Proceeds from shares sold 16,443 169,556 8,913 93,316
Proceeds from reinvestment of distributions 354 3,591 158 1,648
Payments for shares redeemed (4,076) (41,745) (2,950) (30,730)
Net increase (decrease)
12,721 131,402 6,121 64,234
Class S
Proceeds from shares sold 31,937 326,693 102,713 1,074,274
Proceeds from reinvestment of distributions 4,428 44,474 3,876 40,526
Payments for shares redeemed (87,459) (895,143) (43,580) (454,989)
Net increase (decrease)
(51,094) (523,976) 63,009 659,811
Class Y
Proceeds from shares sold 18 187 75 790
Proceeds from reinvestment of distributions —
**
1 — —
Payments for shares redeemed — — (3,496) (36,351)
Net increase (decrease)
18 188 (3,421) (35,561)
Total increase (decrease)
(38,319) $ (391,989) 65,837 $ 689,830

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
914 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 10.07 .17 .30 .47 (.1 6 ) (.05)
October 31, 2018 10.59 .17 (.47) (.30) (.14) (.08)
October 31, 2017(11) 10.48 .02 .09 .11 — —
Class C
October 31, 2019 10.05 .1 0 .2 8 .38 (.08) (.05)
October 31, 2018 10.58 .10 (.48) (.38) (.07) (.08)
October 31, 2017(11) 10.48 .01 .09 .10 — —
Class M
October 31, 2019 10.06 .2 2 .2 7 .49 (.19) (.05)
October 31, 2018 10.57 .21 (.47) (.26) (.17) (.08)
October 31, 2017(8) 10.08 .12 .39 .51 (.02) —
Class S
October 31, 2019 10.05 .2 0 .2 9 .49 (.18) (.05)
October 31, 2018 10.57 .20 (.48) (.28) (.16) (.08)
October 31, 2017(7) 10.00 .10 .49 .59 (.02) —
Class Y
October 31, 2019 10.06 .2 2 .2 9 .51 (.20) (.05)
October 31, 2018 10.58 .22 (.48) (.26) (.18) (.08)
October 31, 2017(10) 10.44 .04 .12 .16 (.02) —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 915
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.21) 10.33 4.70 2,092 1.46 1.18 1 . 68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— 10.59 1.05 641 1.55 1.17 1.87 85
(.13) 10.30 3.84 324 2.21 1.93 1. 01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— 10.58 .95 101 2.34 1.96 .44 85
(.24) 10.31 4.97 236,943 1.22 .84 2. 1 6 172
(.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
(.02) 10.57 5.11 43,713 1.35 .91 1.80 85
(.23) 10.31 4.96 1,656,51 1 1.21 .93 1 . 93 172
(.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
(.02) 10.57 5.93 1,572,829 1.29 1.01 1.49 85
(.25) 10.32 5.16 10,330 1.01 .74 2. 1 5 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135
(.02) 10.58 1.56 46,594 1.09 .73 1.97 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
916 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 980,252
Administration fees 81,596
Distribution fees 640
Shareholder servicing fees 68
Transfer agent fees 315,436
Trustee fees 4,385
$ 1,382,377
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 266,403 $ 216,894 $ — $ — $ 49,509 $ 966 $ —
U.S. Cash Management Fund 528,439 3,516,111 3,802,466 3 47 242,134 6,286 —
$ 528,439 $ 3,782,514 $ 4,019,360 $ 3 $ 47 $ 291,643 $ 7,252 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1, 986 , 622 , 02 2 $ 8 , 300 , 6 0 5 $ (10 , 794 ,7 90) $ ( 2 , 494 , 185 ) $ 36,504,091 $ (35,209,421)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 41,199,939 $ 7,230,905 $ — $ 41,669,570 $ 1,539,558 $ —
Total distributable earnings (losses)
$ 19,507
Additional paid-in capital
(19,507)

Russell Investment Company
Strategic Call Overwriting Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
918 Strategic Call Overwriting Fund
Strategic Call Overwriting Fund
-
Class S
Total
Return
1 Year 8 .84%
5 Years 7 .39%§
Inception* 6 .55%§
CBOE S&P 500
®
BuyWrite Index **
Total
Return
1 Year 6 .76%
5 Years 6 .73%§
Inception* 6 .82%§
S&P 500
®
Index ***
Total
Return
1 Year 14 .33%
5 Years 10 .78%§
Inception* 13 .61%§

Russell Investment Company
Strategic Call Overwriting Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Strategic Call Overwriting Fund 919
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for
the Strategic Call Overwriting Fund (the “Fund”), including
developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide total return with lower volatility than
U.S. equity markets.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class S
Shares gained 8.84%. This is compared to the Fund’s benchmark, the CBOE S&P 500
®
BuyWrite Index, which gained 6.76%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Options-based Category, a group of funds that Morningstar
considers to have investment strategies similar to those of the
Fund, gained 6.96%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund’s call overwriting program seeks to benefit from
mispricings based upon the market’s anticipated volatility and actual realized volatility. During the course of the fiscal year, the market generally overestimated future volatility, with notable exceptions in late December and the month of August. The
market over the fiscal year was volatile and included several market sell-offs and recoveries.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
The Fund seeks to be less time and path dependent relative to the buy write approach of the Fund’s benchmark, which only trades options once per month. The Fund seeks a smoother overwriting profile through a more diversified option tenor selection relative to the benchmark and is designed to adapt to market and volatility moves relative to a static, monthly option buy write approach.
Because of this, the Fund takes directional views based on
momentum and statistically overbought or oversold conditions.
The Fund does so by utilizing weekly, bi-weekly and monthly
options that are slightly in-the-money to slightly out-of-the-
money.
During the fiscal year, the Fund took positions based upon a quantitative model and the majority of these anticipated a rise in the market versus being defensive in nature. These “constructive”
option positions allowed for more upside than the options tracked by Fund’s benchmark due to their higher strike prices. Despite the lower premium received by the Fund on these options when compared to the benchmark, the positions allowed the Fund to participate in the periods of market upside. Occasional defensive positions had a neutral impact over the year.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Strategic Call Overwriting Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
920 Strategic Call Overwriting Fund
* Assumes initial investment on August 15, 2012.
** CBOE S&P 500
®
BuyWrite Index is a passive total return index based on (1) buying an S&P
®
stock index portfolio, and (2) “writing” (or selling) the near-term
S&P 500
®
Index “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.
*** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Strategic Call Overwriting Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Strategic Call Overwriting Fund 921
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees;
and other Fund expenses. The Example is intended to help
you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from
May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,047.50 $ 1,021.32
Expenses Paid During Period* $ 3.97 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
922 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc. 343 56
Amazon.com, Inc.(
ì
)(Æ) 1,581 2,809
AutoNation, Inc.(Æ) 630 32
Best Buy Co., Inc. 2,446 176
CarMax, Inc.(Æ) 2,143 200
Carnival Corp. 2,543 109
CBS Corp. Class B 3,138 113
Comcast Corp. Class A(
ì
) 24,578 1,102
Costco Wholesale Corp. 2,288 680
Discovery Communications, Inc. Class C(Æ) 2,375 60
Discovery, Inc. Class A(Æ) 2,977 80
Dollar General Corp. 1,953 313
DR Horton, Inc. 2,712 142
eBay, Inc. 5,211 184
Expedia Group, Inc. 525 72
Extended Stay America, Inc. 803 11
Fox Corp. Class A 6,090 195
Gap, Inc. (The) 962 16
Gentex Corp. 3,254 91
Goodyear Tire & Rubber Co. (The) 1,538 24
Graham Holdings Co. Class B 55 35
H&R Block, Inc. 2,631 66
Hasbro, Inc. 1,340 130
Home Depot, Inc. (The)
(m
) 4,537 1,064
Interpublic Group of Cos., Inc. (The) 4,559 99
Kohl's Corp. 1,853 95
Lear Corp. 963 113
Lennar Corp. Class A 1,824 109
Lennar Corp. Class B 341 16
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 337 15
Liberty SiriusXM Group Class C(Æ) 305 14
LKQ Corp.(Æ) 4,476 152
Madison Square Garden Co. (The) Class A(Æ) 107 29
Mohawk Industries, Inc.(Æ) 755 108
Netflix, Inc.(Æ) 1,659 477
Nike, Inc. Class B 7,040 630
Norwegian Cruise Line Holdings, Ltd.(Æ) 3,125 159
Omnicom Group, Inc. 2,418 187
PulteGroup, Inc. 2,943 115
PVH Corp. 589 51
Ross Stores, Inc. 1,552 170
Royal Caribbean Cruises, Ltd. 1,581 172
Skechers U.S.A., Inc. Class A(Æ) 497 19
Starbucks Corp. 6,043 511
Target Corp. 1,983 212
Tiffany & Co. 1,156 144
TJX Cos., Inc. 8,562 494
Toll Brothers, Inc. 282 11
Viacom, Inc. Class A 1,514 36
Walmart, Inc.(
ì
) 7,308 857
Walt Disney Co. (The)(
ì
) 9,831 1,277
Whirlpool Corp. 556 85
Wyndham Destinations, Inc. 1,432 66
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wyndham Hotels & Resorts, Inc. 1,432 77
14,260
Consumer Staples - 6.5%
Altria Group, Inc.(
ì
) 7,655 343
Archer-Daniels-Midland Co. 6,173 260
Bunge, Ltd. Finance Corp. 344 19
Coca-Cola Co. (The)(
ì
) 14,628 796
ConAgra Foods, Inc. 5,028 136
Constellation Brands, Inc. Class A 634 121
CVS Health Corp. 7,199 478
Hormel Foods Corp. 4,652 190
Ingredion, Inc. 357 28
JM Smucker Co. (The) 1,487 157
Kimberly-Clark Corp. 1,310 174
Kraft Heinz Foods Co. 11,742 380
Kroger Co. (The) 3,083 76
Molson Coors Brewing Co. Class B 1,487 78
Mondelez International, Inc. Class A 8,976 471
PepsiCo, Inc.(
ì
) 5,648 775
Procter & Gamble Co. (The)(
ì
) 9,978 1,242
Sprouts Farmers Market, Inc.(Æ) 784 15
Tyson Foods, Inc. Class A 2,406 199
Walgreens Boots Alliance, Inc. 9,075 497
6,435
Energy - 3.4%
Chevron Corp.(
ì
) 8,004 930
Cimarex Energy Co. 387 16
Devon Energy Corp. 4,371 89
Exxon Mobil Corp.(
ì
) 16,557 1,119
First Solar, Inc.(Æ) 501 26
HollyFrontier Corp. 1,297 71
Marathon Petroleum Corp. 7,624 487
Phillips 66 3,445 402
Valero Energy Corp. 2,906 282
3,422
Financial Services - 21.0%
Aflac, Inc. 10,645 566
Alliance Data Systems Corp. 801 80
Allstate Corp. (The) 3,356 357
Ally Financial, Inc. 1,926 59
American Express Co.(
ì
) 4,604 540
American International Group, Inc. 4,619 245
American Tower Corp.(ö) 1,696 370
Apartment Investment & Management Co.
Class A(ö) 2,312 127
Apple Hospitality REIT, Inc.(ö) 1,130 19
Assurant, Inc. 1,068 135
Bank of America Corp.(
ì
) 41,343 1,293
Berkshire Hathaway, Inc. Class B(
ì
)(Æ) 8,039 1,709
Capital One Financial Corp. 2,098 196
CBRE Group, Inc. Class A(Æ) 1,953 104
Chubb, Ltd. 2,922 445
Cincinnati Financial Corp. 2,745 311

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 923
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Citigroup, Inc.(
ì
) 10,669 767
Comerica, Inc. 912 60
Crown Castle International Corp.(ö) 1,576 219
Discover Financial Services 1,528 123
Duke Realty Corp.(ö) 4,212 148
E*Trade Financial Corp. 3,806 159
Equifax, Inc. 652 89
Equity Commonwealth(ö) 1,209 39
Fidelity National Financial, Inc. 4,299 197
Fidelity National Information Services, Inc. 2,343 309
Global Payments, Inc. 1,974 334
Globe Life Inc.(Æ) 1,928 188
Goldman Sachs Group, Inc. (The) 2,060 439
Hartford Financial Services Group, Inc. 2,181 124
Host Hotels & Resorts, Inc.(ö) 8,238 135
Huntington Bancshares, Inc. 10,892 154
Intercontinental Exchange, Inc. 2,404 227
Jack Henry & Associates, Inc. 293 41
JPMorgan Chase & Co.(
ì
) 15,349 1,917
Kilroy Realty Corp.(ö) 1,430 120
Lamar Advertising Co. Class A(ö) 451 36
Legg Mason, Inc. 2,165 81
Lincoln National Corp. 2,048 116
MasterCard, Inc. Class A(
ì
) 5,578 1,544
Merck & Co., Inc.(
ì
) 11,486 995
MetLife, Inc. 6,606 309
MFA Financial, Inc.(ö) 2,397 18
Morningstar, Inc. 801 130
Nasdaq, Inc. 2,180 217
Old Republic International Corp. 1,160 26
PayPal Holdings, Inc.(Æ) 4,512 470
People's United Financial, Inc. 6,598 107
Raymond James Financial, Inc. 1,782 149
RenaissanceRe Holdings, Ltd. 1,137 213
SEI Investments Co. 2,545 152
TD Ameritrade Holding Corp. 4,170 160
Travelers Cos., Inc. (The) 3,684 483
Unum Group 4,080 112
US Bancorp 8,078 460
VICI Properties, Inc.(ö) 533 12
Visa, Inc. Class A
(ì
) 6,981 1,248
Weingarten Realty Investors(ö) 605 19
Wells Fargo & Co.(
ì
) 21,939 1,133
WR Berkley Corp. 2,743 192
Zions Bancorp NA 3,493 169
20,896
Health Care - 11.7%
Abbott Laboratories(
ì
) 6,677 558
AbbVie, Inc.(
ì
) 5,608 446
Alexion Pharmaceuticals, Inc.(Æ) 1,019 108
Amgen, Inc.(
ì
) 2,660 567
Anthem, Inc.(Æ) 1,592 428
Baxter International, Inc. 3,624 278
Biogen, Inc.(Æ) 2,065 617
Bristol-Myers Squibb Co. 6,720 386
Bruker Corp. 746 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Centene Corp.(Æ) 3,227 171
Cigna Corp. 2,209 394
Dentsply Sirona, Inc. 2,613 143
DexCom , Inc.(Æ) 534 82
Eli Lilly & Co. 4,646 530
Gilead Sciences, Inc.(
ì
) 6,891 439
HCA Healthcare, Inc. 3,958 529
Henry Schein, Inc.(Æ) 2,414 151
Hill-Rom Holdings, Inc. 428 45
Humana, Inc. 606 178
IDEXX Laboratories, Inc.(Æ) 1,149 328
Johnson & Johnson(
ì
) 10,310 1,361
McKesson Corp. 729 97
Medtronic PLC(
ì
) 5,083 554
Mylan NV(Æ) 3,936 75
PerkinElmer, Inc. 2,078 179
Pfizer, Inc.(
ì
) 23,022 883
Premier, Inc. Class A(Æ) 1,649 54
Regeneron Pharmaceuticals, Inc.(Æ) 412 126
ResMed , Inc. 905 134
United Therapeutics Corp.(Æ) 369 33
UnitedHealth Group, Inc.(
ì
) 5,517 1,394
Universal Health Services, Inc. Class B 390 54
Varian Medical Systems, Inc.(Æ) 1,286 155
WellCare Health Plans, Inc.(Æ) 586 174
11,684
Materials and Processing - 2.6%
Albemarle Corp. 1,165 71
Amcor PLC 7,578 72
Ball Corp. 2,894 202
Cabot Corp. 556 24
Domtar Corp. 55 2
Dow, Inc. 7,780 393
DuPont de Nemours, Inc. 3,820 252
FMC Corp. 1,114 102
Freeport-McMoRan, Inc. 11,976 117
Huntsman Corp. 1,323 29
International Flavors & Fragrances, Inc. 520 63
International Paper Co. 1,519 66
LyondellBasell Industries NV Class A 2,639 237
Masco Corp. 3,011 139
Mosaic Co. (The) 1,356 27
Nucor Corp. 3,895 210
Packaging Corp. of America 995 109
Reliance Steel & Aluminum Co. 589 68
Royal Gold, Inc. 1,227 142
Sealed Air Corp. 1,407 59
Southern Copper Corp. 528 19
Vulcan Materials Co. 817 117
Westrock Co. 3,314 124
2,644
Producer Durables - 8.3%
Accenture PLC Class A 2,894 537
AECOM(Æ) 382 15

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
924 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AGCO Corp. 898 69
Air Lease Corp. Class A 435 19
Allison Transmission Holdings, Inc. Class A 500 22
American Airlines Group, Inc. 2,783 84
Ametek , Inc. 1,190 109
Avery Dennison Corp. 1,187 152
Boeing Co. (The)(
ì
) 2,277 774
Booz Allen Hamilton Holding Corp. Class A 1,211 85
Cintas Corp. 713 192
Cummins, Inc. 1,106 191
Delta Air Lines, Inc. 3,365 185
Eaton Corp. PLC 6,517 568
Flir Systems, Inc. 1,971 102
Honeywell International, Inc. 3,174 548
IDEX Corp. 1,701 265
Jacobs Engineering Group, Inc. 2,018 189
Johnson Controls International PLC(Æ) 3,469 150
Kirby Corp.(Æ) 352 28
Knight-Swift Transportation Holdings, Inc.
(Æ) 1,415 52
L3Harris Technologies, Inc. 2,530 522
Macquarie Infrastructure Corp. 614 26
ManpowerGroup , Inc. 556 50
Mettler -Toledo International, Inc.(Æ) 350 247
Oshkosh Corp. 638 54
PACCAR Financial Corp. 3,610 275
Quanta Services, Inc. 3,048 128
Robert Half International, Inc. 1,854 106
Ryder System, Inc. 494 24
Schneider National, Inc. Class B 1,218 28
Snap-on, Inc. 769 125
Southwest Airlines Co. 3,201 180
Spirit AeroSystems Holdings, Inc. Class A 382 31
Square, Inc. Class A(Æ) 1,552 95
Textron, Inc. 2,068 95
Trimble Navigation, Ltd.(Æ) 1,732 69
Union Pacific Corp.(
ì
) 3,418 565
United Continental Holdings, Inc.(Æ) 1,735 158
United Rentals, Inc.(Æ) 379 51
United Technologies Corp.(
ì
) 4,472 642
Waters Corp.(Æ) 1,268 268
Xylem, Inc. 2,411 185
8,260
Technology - 22.9%
Adobe, Inc.(Æ) 1,864 518
ADT, Inc. 2,657 20
Akamai Technologies, Inc.(Æ) 1,200 104
Alphabet, Inc. Class A(
ì
)(Æ) 1,700 2,140
Alphabet, Inc. Class C(
ì
)(Æ) 1,168 1,472
Amdocs, Ltd. 999 65
Analog Devices, Inc. 1,401 149
Ansys , Inc.(Æ) 408 90
Apple, Inc.(
ì
) 17,312 4,306
Arrow Electronics, Inc.(Æ) 135 11
Avnet, Inc. 1,478 58
Black Knight, Inc.(Æ) 1,318 85
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Broadcom, Inc. 1,509 442
Cadence Design Systems, Inc.(Æ) 4,151 271
Cars.com, Inc.(Æ) 1 —
Cisco Systems, Inc.(
ì
) 23,001 1,093
Corning, Inc. 8,416 249
Corteva , Inc. Class W 3,820 101
Dolby Laboratories, Inc. Class A 248 16
DXC Technology Co. 3,358 93
Electronic Arts, Inc.(Æ) 2,871 277
Facebook, Inc. Class A(
ì
)(Æ) 9,186 1,760
Hewlett Packard Enterprise Co. Class H 9,771 160
HP, Inc.(Æ) 9,184 159
Intel Corp.(
ì
) 17,580 994
Lam Research Corp. 1,534 416
Leidos Holdings, Inc. 900 78
Marvell Technology Group, Ltd. 1,954 48
Maxim Integrated Products, Inc. 1,820 107
Microchip Technology, Inc. 2,202 208
Micron Technology, Inc.(Æ) 11,166 531
Microsoft Corp.(
ì
) 29,815 4,275
NVIDIA Corp. 2,303 463
Oracle Corp.(
ì
) 9,688 528
Seagate Technology PLC 1,668 97
Skyworks Solutions, Inc. 909 83
TE Connectivity, Ltd. 3,536 316
Teradyne, Inc. 2,531 155
Texas Instruments, Inc. 4,185 494
Twilio , Inc. Class A(Æ) 1,401 135
Uber Technologies, Inc.(Æ) 420 13
VeriSign, Inc.(Æ) 1,225 233
VMware, Inc. Class A 362 57
22,870
Utilities - 5.9%
Ameren Corp. 3,737 290
American Electric Power Co., Inc. 4,068 384
AT&T, Inc.(
ì
) 28,530 1,098
CenturyLink, Inc. 7,348 95
CMS Energy Corp. 5,345 342
Consolidated Edison, Inc. 2,447 226
Duke Energy Corp. 4,534 427
Evergy , Inc. 1,532 98
Exelon Corp. 10,298 469
FirstEnergy Corp. 1,914 93
Hawaiian Electric Industries, Inc. 3,501 158
NiSource, Inc. 4,424 124
NRG Energy, Inc. 3,426 137
OGE Energy Corp. 309 13
Pinnacle West Capital Corp. 2,022 190
PPL Corp. 7,427 249
Sempra Energy 2,492 360
Verizon Communications, Inc.(
ì
) 18,354 1,110
5,863
Total Common Stocks
(cost $48,626) 96,334

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 925
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Options Purchased - 0.6%
(Number of Contracts)
CBOE Volatility Index
Goldman Sachs Dec 2019 22.00 Call
(68)
USD 150 (ÿ)
6
Goldman Sachs Dec 2019 23.00 Call
(102)
USD 235 (ÿ)
8
Goldman Sachs Dec 2019 27.00 Call
(204)
USD 551 (ÿ)
9
Goldman Sachs Jan 2020 22.00 Call
(68)
USD 150 (ÿ)
9
Goldman Sachs Jan 2020 23.00 Call
(102)
USD 235 (ÿ)
12
Goldman Sachs Jan 2020 27.00 Call
(204)
USD 551 (ÿ)
15
Goldman Sachs Feb 2020 24.00 Call
(68)
USD 163 (ÿ)
9
Goldman Sachs Feb 2020 30.00 Call
(204)
USD 612 (ÿ)
16
Goldman Sachs Nov 2019 18.00 Put
(238)
USD 428 (ÿ)
80
Goldman Sachs Nov 2019 23.00 Put
(204)
USD 469 (ÿ)
162
Goldman Sachs Dec 2019 18.00 Put
(136)
USD 245 (ÿ)
38
Goldman Sachs Dec 2019 19.00 Put
(102)
USD 194 (ÿ)
37
Goldman Sachs Dec 2019 23.00 Put
(204)
USD 469 (ÿ)
143
Goldman Sachs Jan 2020 19.00 Put
(136)
USD 258 (ÿ)
43
Total Options Purchased
(cost $537) 587
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 2,165,891
(∞)
2,167
Total Short-Term Investments
(cost $2,167) 2,167
Total Investments 99.4%
(identified cost $51,330) 99,088
Other Assets and Liabilities, Net
- 0.6%
644
Net Assets - 100.0%
99,732

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
926 Strategic Call Overwriting Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 23 USD 3,491 12/19
67
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
67
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
CBOE Volatility Index
Goldman Sachs
Put 204 15.00 USD 306 11/20/19
(23)
CBOE Volatility Index
Goldman Sachs
Put 204 16.00 USD 326 12/18/19
(31)
S+P 500 Index
Goldman Sachs
Call 40 2,940.00 USD 11,760 11/01/19
(376)
S+P 500 Index
Goldman Sachs
Call 25 3,020.00 USD 7,550 11/01/19
(54)
S+P 500 Index
Goldman Sachs
Call 35 2,990.00 USD 10,465 11/08/19
(187)
S+P 500 Index
Goldman Sachs
Call 35 3,045.00 USD 10,658 11/08/19
(90)
S+P 500 Index
Goldman Sachs
Call 25 3,050.00 USD 7,625 11/08/19
(28)
S+P 500 Index
Goldman Sachs
Call 100 3,050.00 USD 30,500 11/15/19
(169)
Total Liability for Options Written (premiums received $533)
(958)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 14,260 $ — $ —
$ —
$ 14,260 14.3
Consumer Staples 6,435 — —
—
6,435 6.5
Energy 3,422 — —
—
3,422 3.4
Financial Services 20,896 — —
—
20,896 21.0
Health Care 11,684 — —
—
11,684 11.7
Materials and Processing 2,644 — —
—
2,644 2.6
Producer Durables 8,260 — —
—
8,260 8.3
Technology 22,870 — —
—
22,870 22.9
Utilities 5,863 — —
—
5,863 5.9
Options Purchased 587 — —
—
587 0.6
Short-Term Investments — — —
2,167
2,167 2.2
Total Investments 96,921 — — 2,167 99,088 99.4
Other Assets and Liabilities, Net 0.6
100.0

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 927
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 67 — — — 67 0.1
A
Liabilities
Options Written (958) — — — (958) (1.0)
Total Other Financial Instruments
*
$ (891) $ — $ — $ — $ (891)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
928 Strategic Call Overwriting Fund
Russell Investment Company
Strategic Call Overwriting Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 587
Variation margin on futures contracts** 67
Total
$ 654
Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value $ 958
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ (446)
Futures contracts 38
Options written (2,513)
Total
$ (2,921)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ 195
Futures contracts 358
Options written (469)
Total
$ 84
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Call Overwriting Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 929
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 587 $ — $ 587
Total Financial and Derivative Assets
587 — 587
Financial and Derivative Assets not subject to a netting agreement
(587) — (587)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Options Written Contracts Options written, at fair value $ 958 $ — $ 958
Total Financial and Derivative Liabilities
958 — 958
Financial and Derivative Liabilities not subject to a netting agreement
(958) — (958)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
930 Strategic Call Overwriting Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 51,330
Investments, at fair value(>) ...........................................................................................................................................................
99,088
Receivables:
Dividends and interest ....................................................................................................................................................... 79
Dividends from affiliated funds .......................................................................................................................................... 4
Fund shares sold ................................................................................................................................................................ 43
From broker(a)(b) ............................................................................................................................................................... 1,541
Variation margin on futures contracts ................................................................................................................................. 67
Total assets .................................................................................................................................................
100,822
Liabilities
Payables:

Total liabilities .............................................................................................................................................
1,090
Net Assets ............................................................................................................................................................
$ 99,732

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 931
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 33,265
Shares of beneficial interest ...........................................................................................................................................................
68
Additional paid-in capital ..............................................................................................................................................................
66,399
Net Assets ............................................................................................................................................................
$ 99,732
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class S(#) .............................................................................................................................................. $ 14.60
Class S — Net assets ............................................................................................................................................................. $ 99,732,375
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,829,374
Amounts in thousands
(x)     Premiums received on options written $ 533
(>)     Investments in affiliates, U.S. Cash Management Fund $ 2,167
(a)     Receivable from Broker for Futures $ 64
(b)     Receivable from Broker for Options $ 1,477
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
932 Strategic Call Overwriting Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,845
Dividends from affiliated funds ......................................................................................................................................... 74
Total investment income ...............................................................................................................................................................
1,919
Expenses
Advisory fees .................................................................................................................................................................... 763
Administrative fees ........................................................................................................................................................... 46
Custodian fees ................................................................................................................................................................... 96
Transfer agent fees - Class S ............................................................................................................................................. 185
Professional fees ............................................................................................................................................................... 74
Registration fees ............................................................................................................................................................... 28
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 6
Miscellaneous ................................................................................................................................................................... 14
Expenses before reductions .............................................................................................................................................. 1,216
Expense reductions ........................................................................................................................................................... (426)
Net expenses .................................................................................................................................................................................
790
Net investment income (loss) ........................................................................................................................................................
1,129
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,691
Futures contracts .............................................................................................................................................................. 38
Options written ................................................................................................................................................................. (2,513)
Net realized gain (loss) ..................................................................................................................................................................
(784)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 7,779
Futures contracts .............................................................................................................................................................. 358
Options written ................................................................................................................................................................. (469)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 7,668
Net realized and unrealized gain (loss) ......................................................................................................................................... 6,884
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 8,013

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 933
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,129 $ 940
Net realized gain (loss) ...................................................................................................................... (784) 1,129
Net change in unrealized appreciation (depreciation) ....................................................................... 7,668 (1,015)
Net increase (decrease) in net assets from operations ............................................................................. 8,013 1,054
Distributions
To shareholders
Class S ........................................................................................................................................... (1,093) (923)
Net decrease in net assets from distributions .......................................................................................... (1,093) (923)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,23 2 ) (3,340)
Total Net Increase (Decrease) in Net Assets ..........................................................................
2,68 8 (3,209)
Net Assets
Beginning of period .................................................................................................................................
97,04 4 100,253
End of period ..........................................................................................................................................
$ 99,732 $ 97,044

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
934 Strategic Call Overwriting Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class S
Proceeds from shares sold 752 $ 10,322 830 $ 11,447
Proceeds from reinvestment of distributions 80 1,090 66 915
Payments for shares redeemed (1,152) (15,644) (1,134) (15,702)
Total increase (decrease)
(320) $ (4,232) (238) $ (3,340)

Russell Investment Company
Strategic Call Overwriting Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
936 Strategic Call Overwriting Fund
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
October 31, 2019 13 .57 .16 1 .03 1 .19 ( .16) ( .16)
October 31, 2018 13 .57 .13 — (f) .13 ( .13) ( .13)
October 31, 2017 11 .75 .14 1 .81 1 .95 ( .13) ( .13)
October 31, 2016 11 .30 .13 .45 .58 ( .13) ( .13)
October 31, 2015 10 .77 .10 .53 .63 ( .10) ( .10)

See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 937
$
Net Asset Value,
End of
Period
%
Total
Return
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
14 .60 8 .84 99,732 1 .28 .83 1 .18 20
13 .57 .93 97,044 1 .27 .97 .97 3
13 .57 16 .69 100,253 1 .27 .97 1 .06 7
11 .75 5 .16 83,048 1 .32 .97 1 .14 4
11 .30 5 .84 87,402 1 .19 .97 .87 1

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
938 Strategic Call Overwriting Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 22,377
Administration fees 4,023
Transfer agent fees 16,625
Trustee fees 115
$ 43,140
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 4,346 $ 31,880 $ 34,059 $ — $ — $ 2,167 $ 74 $ —
$ 4,346 $ 31,880 $ 34,059 $ — $ — $ 2,167 $ 74 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 51,356,848 $ 48,597,006 $ (915,638) $ 47,681,368 $ 115,534 $ (14,532,542)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 1,093,325 $ — $ — $ 923,186 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
940 Multifactor U.S. Equity Fund
Multifactor U.S. Equity Fund
-
Class A
‡
Total
Return
1 Year 5 .78%
5 Year 9 .84%
Inception* 10 .24%§
Multifactor U.S. Equity Fund
-
Class C
‡‡
Total
Return
1 Year 11 .37%
5 Year 9 .60%
Inception* 10 .00%§
Multifactor U.S. Equity Fund
-
Class M
‡‡‡
Total
Return
1 Year 12.70%
5 Years 10.09%§
Inception* 10.47%§
Multifactor U.S. Equity Fund
-
Class R6
‡‡‡‡
Total
Return
1 Year 12 .72%
5 Years 10 .11%§
Inception* 10 .50%§
Multifactor U.S. Equity Fund
-
Class S
‡‡‡‡‡
Total
Return
1 Year 12 .53%
5 Years 9 .92%§
Inception* 10 .31%§
Multifactor U.S. Equity Fund
-
Class Y
Total
Return
1 Year 12 .75%
5 Years 10 .12%§
Inception* 10 .50%§
Russell 1000
®
Index **
Total
Return
1 Year 14 .15%
5 Year 10 .55%§
Inception* 10 .41%§

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Multifactor U.S. Equity Fund 941
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor U.S. Equity Fund (the “Fund”), including developing the investment program for the Fund and managing the Fund’s
overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class A,
Class C, Class M, Class R6, Class S and Class Y Shares gained
12.26%, 11.37%, 12.70%, 12.72%, 12.53% and 12.75%,
respectively. This is compared to the Fund’s benchmark, the
Russell 1000
®
Index, which gained 14.15% during the same
period. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained
12.59%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The fiscal year ended October 31, 2019 saw the Fund underperform the Russell 1000
®
Index and perform in line with the Morningstar
®
Large Blend peer group. During the last two months of 2018, the
U.S. equity market produced negative returns. Sectors with higher yields and more stable earnings, namely utilities, real estate and consumer staples, held up better in the market environment. With respect to style factors, value and defensive styles outperformed momentum, growth and dynamic styles.
With a more dovish U.S. Federal Reserve in 2019, the U.S.
equity market produced strong positive returns. Growth stocks performed better than value stocks for the 10-month period in
2019, but value had bursts of outperformance including the sharp
“factor rotation” in September. Low volatility stocks once again continued to lead the market, with the more defensive real estate and utilities sectors notably outperforming amid concerns around expensive valuations, economic cycle, trade-war escalation and yield curve inversion.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum,
growth, value, quality, defensive, dynamic, capitalization size, industry or sector). After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines
their weights within the Fund in order to reflect those desired exposures.
Over the period, the Fund maintained exposure to moderately
priced securities with higher quality characteristics such as lower financial leverage. Additionally, the Fund was tilted away from the largest market capitalization stocks due to valuation concerns.
Overall, the Fund’s factor tilts detracted, including a tilt toward stocks with low valuation and a tilt away from stocks with high financial leverage.
From a sector standpoint, the Fund was positioned toward more pro-cyclical areas of the market which are expected to benefit from a healthy domestic consumer, such as the consumer
discretionary, financials and energy sectors, while avoiding bond proxies. Sector allocation decisions detracted over the period, including an overweight to the energy sector and an underweight to the real estate sector.
During the period, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure. This had a positive impact on the Fund’s absolute
performance.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
942 Multifactor U.S. Equity Fund
* Assumes initial investment on July 31, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown for Class A Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class A Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class Y Shares.
‡‡ The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown for Class C Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class C Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Multifactor U.S. Equity Fund 943
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,033.00 $ 1,021.17
Expenses Paid During Period* $ 4.10 $ 4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.50 $ 1,017.39
Expenses Paid During Period* $ 7.93 $ 7.88
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,035.60 $ 1,023.19
Expenses Paid During Period* $ 2.05 $ 2.04
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
944 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,035.70 $ 1,023.24
Expenses Paid During Period* $ 2.00 $ 1.99
* Expenses are equal to the Fund's annualized expense ratio of 0.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,034.90 $ 1,022.43
Expenses Paid During Period* $ 2.82 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,035.90 $ 1,023.44
Expenses Paid During Period* $ 1.80 $ 1.79
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 945
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 15.8%
Advance Auto Parts, Inc. 3,591 584
Amazon.com, Inc.(Æ) 7,114 12,639
Amerco , Inc. 1,407 570
Aramark Services, Inc. 24,465 1,071
AutoZone, Inc.(Æ) 739 846
Best Buy Co., Inc. 11,212 805
BorgWarner, Inc. 12,093 504
Bright Horizons Family Solutions, Inc.(Æ) 5,461 811
Brunswick Corp. 11,368 662
Capri Holdings, Ltd.(Æ) 14,611 454
Carnival Corp. 21,870 938
Carter's, Inc. 5,824 584
CBS Corp. Class B 11,115 401
Choice Hotels International, Inc. 6,084 538
Columbia Sportswear Co. 4,285 388
Comcast Corp. Class A 143,377 6,426
Costco Wholesale Corp. 6,570 1,952
Darden Restaurants, Inc. 6,388 717
Dick's Sporting Goods, Inc. 15,196 592
Discovery, Inc. Class A(Æ)(Ñ) 16,553 446
Dollar General Corp. 7,067 1,133
Dollar Tree, Inc.(Æ) 9,480 1,047
DR Horton, Inc. 34,088 1,785
Dunkin' Brands Group, Inc. 7,944 625
Extended Stay America, Inc. 3,963 56
Foot Locker, Inc. 13,403 583
Ford Motor Co. 115,767 994
Fortune Brands Home & Security, Inc. 13,228 794
Gap, Inc. (The) 19,130 311
Garmin, Ltd. 8,703 816
General Motors Co. 24,836 923
Gentex Corp. 22,078 619
Genuine Parts Co. 9,472 972
Graham Holdings Co. Class B 1,508 950
Grand Canyon Education, Inc.(Æ) 8,400 772
H&R Block, Inc. 20,016 500
Hilton Worldwide Holdings, Inc. 8,332 808
Home Depot, Inc. (The) 17,745 4,163
Hyatt Hotels Corp. Class A 6,616 495
Interpublic Group of Cos., Inc. (The) 22,564 491
Kohl's Corp. 11,923 611
Las Vegas Sands Corp. 10,532 651
Lear Corp. 4,003 471
Leggett & Platt, Inc.(Ñ) 18,244 936
Lennar Corp. Class A 22,457 1,338
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 13,623 612
Liberty Media Corp.-Liberty SiriusXM Class
C(Æ) 18,971 857
LKQ Corp.(Æ) 26,978 917
Lululemon Athletica, Inc.(Æ) 3,754 767
Macy's, Inc.(Ñ) 30,502 462
McDonald's Corp. 9,573 1,883
Media General, Inc.(Š) 1,092 —
Mohawk Industries, Inc.(Æ) 6,837 980
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Netflix, Inc.(Æ) 2,656 763
Nike, Inc. Class B 19,056 1,707
Norton LifeLock Inc.(Æ) 27,639 632
Norwegian Cruise Line Holdings, Ltd.(Æ) 18,652 947
NVR, Inc.(Æ) 262 953
Omnicom Group, Inc. 14,891 1,149
Penske Automotive Group, Inc. 12,442 606
PulteGroup, Inc. 22,865 897
PVH Corp. 3,293 287
Ross Stores, Inc. 9,204 1,009
Royal Caribbean Cruises, Ltd. 9,044 984
Service Corp. International 15,983 727
ServiceMaster Global Holdings, Inc.(Æ) 16,917 683
Skechers U.S.A., Inc. Class A(Æ) 18,685 698
Starbucks Corp. 14,954 1,265
Tapestry, Inc. 25,811 668
Target Corp. 28,353 3,031
Tiffany & Co. 6,012 749
TJX Cos., Inc. 31,383 1,809
Toll Brothers, Inc. 13,583 540
Tractor Supply Co. 4,785 455
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 2,451 571
VF Corp. 8,538 703
Viacom, Inc. Class B 20,998 453
Walmart, Inc. 18,407 2,158
Walt Disney Co. (The) 30,725 3,992
Wendy's Co. (The) 26,812 568
Williams-Sonoma, Inc.(Ñ) 11,927 797
Yum China Holdings, Inc. 11,251 478
Yum! Brands, Inc. 4,859 494
92,023
Consumer Staples - 4.0%
Altria Group, Inc. 26,369 1,181
Archer-Daniels-Midland Co. 31,996 1,345
Coca-Cola Co. (The) 52,702 2,869
CVS Health Corp. 29,511 1,959
Estee Lauder Cos., Inc. (The) Class A 3,497 651
General Mills, Inc. 15,915 810
JM Smucker Co. (The) 4,923 520
Keurig Dr Pepper, Inc. 20,447 576
Kraft Heinz Foods Co. 25,553 826
Molson Coors Brewing Co. Class B(Ñ) 9,918 523
Mondelez International, Inc. Class A 21,715 1,139
Monster Beverage Corp.(Æ) 9,180 515
PepsiCo, Inc. 13,996 1,920
Philip Morris International, Inc. 21,176 1,725
Pilgrim's Pride Corp.(Æ) 5,338 162
Post Holdings, Inc.(Æ) 4,684 482
Procter & Gamble Co. (The) 31,125 3,875
Sysco Corp. 1,415 113
Tyson Foods, Inc. Class A 10,418 863
US Foods Holding Corp.(Æ) 21,859 867
Walgreens Boots Alliance, Inc. 9,544 523
23,444

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
946 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 4.0%
Chevron Corp. 43,784 5,085
Cimarex Energy Co. 7,653 323
ConocoPhillips 17,102 944
Devon Energy Corp. 18,068 366
EOG Resources, Inc. 7,706 534
Exxon Mobil Corp. 91,450 6,179
HollyFrontier Corp. 19,527 1,073
Marathon Petroleum Corp. 30,069 1,923
Occidental Petroleum Corp. 16,545 670
PBF Energy, Inc. Class A 22,655 731
Phillips 66 23,196 2,710
Valero Energy Corp. 19,257 1,868
Xcel Energy, Inc. 11,415 725
23,131
Financial Services - 20.5%
Aflac, Inc. 36,573 1,944
AGNC Investment Corp.(Æ) 45,038 768
Alleghany Corp.(Æ) 854 665
Alliance Data Systems Corp. 4,295 430
Allstate Corp. (The) 18,505 1,969
American Express Co. 8,748 1,026
American Financial Group, Inc. 5,724 596
American Homes 4 Rent Class A(ö) 26,368 698
American Tower Corp.(ö) 5,394 1,176
Ameriprise Financial, Inc. 3,465 523
Apple Hospitality REIT, Inc.(ö) 33,905 559
Arch Capital Group, Ltd.(Æ) 26,477 1,106
Assurant, Inc. 5,750 725
AvalonBay Communities, Inc.(ö) 2,514 547
AXA Equitable Holdings, Inc. 7,879 170
Bank of America Corp. 171,369 5,359
Bank of New York Mellon Corp. (The) 24,629 1,151
BB&T Corp. 23,777 1,261
Berkshire Hathaway, Inc. Class B(Æ) 39,738 8,448
BlackRock, Inc. Class A 2,638 1,218
Broadridge Financial Solutions, Inc. 4,295 538
Brown & Brown, Inc. 20,052 756
Capital One Financial Corp. 17,569 1,638
CBRE Group, Inc. Class A(Æ) 33,542 1,796
Charles Schwab Corp. (The) 12,224 498
Chubb, Ltd. 17,557 2,676
Cincinnati Financial Corp. 8,279 937
Citigroup, Inc. 38,385 2,758
Citizens Financial Group, Inc. 26,408 929
CME Group, Inc. Class A 6,135 1,262
Comerica, Inc. 6,506 426
Commerce Bancshares, Inc.(Ñ) 9,091 585
Crown Castle International Corp.(ö) 6,776 940
Discover Financial Services 12,265 984
East West Bancorp, Inc. 12,889 553
Equinix , Inc.(Æ)(ö) 1,406 797
Everest Re Group, Ltd. 3,356 863
Fidelity National Financial, Inc. 16,498 756
Fidelity National Information Services, Inc. 7,492 987
Fifth Third Bancorp 29,668 863
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fiserv, Inc.(Æ) 5,984 635
FleetCor Technologies, Inc.(Æ) 3,363 990
FNB Corp. 32,438 391
Global Payments, Inc. 8,108 1,372
Globe Life, Inc.(Æ) 7,800 759
Goldman Sachs Group, Inc. (The) 6,331 1,351
Hanover Insurance Group, Inc. (The) 4,740 624
Hartford Financial Services Group, Inc. 16,387 935
Host Hotels & Resorts, Inc.(ö) 26,599 436
Huntington Bancshares, Inc. 65,808 930
Intercontinental Exchange, Inc. 7,391 697
Jack Henry & Associates, Inc. 6,542 926
Jones Lang LaSalle, Inc. 5,142 753
JPMorgan Chase & Co. 64,308 8,033
KeyCorp 37,641 676
Lincoln National Corp. 11,284 637
Loews Corp. 11,249 551
M&T Bank Corp. 5,648 884
Marsh & McLennan Cos., Inc. 6,498 673
MasterCard, Inc. Class A 13,748 3,806
Medical Properties Trust, Inc.(ö) 31,473 652
Merck & Co., Inc. 40,364 3,498
MetLife, Inc. 24,610 1,152
MFA Financial, Inc.(ö) 76,597 581
Morgan Stanley 30,933 1,425
New Residential Investment Corp.(ö) 33,610 532
Northern Trust Corp. 9,059 903
Old Republic International Corp. 24,490 547
PacWest Bancorp 10,699 396
Park Hotels & Resorts, Inc.(ö) 20,512 477
PayPal Holdings, Inc.(Æ) 14,032 1,461
People's United Financial, Inc. 32,973 533
Pinnacle Financial Partners, Inc. 1,982 117
PNC Financial Services Group, Inc. (The) 9,964 1,462
Popular, Inc. 9,958 542
Principal Financial Group, Inc. 15,463 825
Progressive Corp. (The) 24,878 1,734
Prologis, Inc.(ö) 8,199 720
Prudential Financial, Inc. 11,942 1,088
Public Storage(ö) 3,787 844
Raymond James Financial, Inc. 5,572 465
Regency Centers Corp.(ö) 9,366 630
Regions Financial Corp. 51,762 833
Reinsurance Group of America, Inc. Class A 3,890 632
RenaissanceRe Holdings, Ltd. 4,975 931
Simon Property Group, Inc.(ö) 4,384 661
Starwood Property Trust, Inc.(ö) 37,431 921
State Street Corp. 11,915 787
SunTrust Banks, Inc. 19,333 1,321
SVB Financial Group(Æ) 1,799 399
Synchrony Financial 25,751 911
Travelers Cos., Inc. (The) 11,882 1,557
US Bancorp 33,437 1,907
Visa, Inc. Class A 26,881 4,808
Wells Fargo & Co. 80,374 4,150
WR Berkley Corp. 8,563 599

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 947
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zions Bancorp NA 16,571 803
119,744
Health Care - 11.3%
Abbott Laboratories 16,831 1,407
AbbVie, Inc. 18,856 1,500
Abiomed , Inc.(Æ) 1,668 346
Agilent Technologies, Inc. 7,542 571
Align Technology, Inc.(Æ) 1,694 427
Amgen, Inc. 5,191 1,107
Anthem, Inc.(Æ) 5,265 1,417
Baxter International, Inc. 14,229 1,091
Becton Dickinson and Co. 5,046 1,292
Biogen, Inc.(Æ) 8,104 2,421
Boston Scientific Corp.(Æ) 30,840 1,286
Bristol-Myers Squibb Co.(Ñ) 27,717 1,590
Cardinal Health, Inc. 12,922 639
Celgene Corp.(Æ) 9,905 1,070
Centene Corp.(Æ) 17,560 932
Cerner Corp. 7,782 522
Chemed Corp. 1,541 607
Cigna Corp. 12,047 2,150
Edwards Lifesciences Corp.(Æ) 4,843 1,155
Eli Lilly & Co. 11,929 1,359
Encompass Health Corp.(Æ) 12,601 807
Gilead Sciences, Inc. 10,275 655
HCA Healthcare, Inc. 10,145 1,355
Henry Schein, Inc.(Æ)(Ñ) 7,877 493
Hill-Rom Holdings, Inc. 5,560 582
Humana, Inc. 2,015 593
IDEXX Laboratories, Inc.(Æ) 2,480 707
Illumina, Inc.(Æ) 2,695 796
Intuitive Surgical, Inc.(Æ) 2,473 1,368
IQVIA Holdings, Inc.(Æ) 4,791 692
Jazz Pharmaceuticals PLC(Æ) 3,733 469
Johnson & Johnson 50,614 6,683
Laboratory Corp. of America Holdings(Æ) 5,974 984
Masimo Corp.(Æ) 3,539 516
McKesson Corp. 10,097 1,343
MEDNAX, Inc.(Æ) 8,185 180
Medtronic PLC 22,529 2,453
Mylan NV(Æ) 27,434 525
Pfizer, Inc. 108,949 4,180
Quest Diagnostics, Inc. 10,953 1,109
Regeneron Pharmaceuticals, Inc.(Æ) 3,209 983
ResMed , Inc. 7,504 1,110
Steris PLC 3,928 556
Stryker Corp. 7,076 1,530
Thermo Fisher Scientific, Inc. 4,529 1,368
United Therapeutics Corp.(Æ) 6,829 614
UnitedHealth Group, Inc. 17,320 4,377
Universal Health Services, Inc. Class B 7,940 1,091
Varian Medical Systems, Inc.(Æ) 4,454 538
Veeva Systems, Inc. Class A(Æ) 4,793 680
WellCare Health Plans, Inc.(Æ) 2,809 833
Zimmer Biomet Holdings, Inc. 8,384 1,159
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 11,801 1,510
65,728
Materials and Processing - 4.0%
Air Products & Chemicals, Inc. 4,126 880
AptarGroup, Inc. 6,732 796
Berry Plastics Group, Inc.(Æ) 11,693 485
Celanese Corp. Class A 5,368 650
Dow, Inc. 9,087 459
DuPont de Nemours, Inc. 15,659 1,032
Eastman Chemical Co. 9,585 729
Ecolab, Inc. 3,651 701
Fastenal Co. 18,656 671
Freeport-McMoRan, Inc. 50,280 494
Graphic Packaging Holding Co. 49,804 780
Hexcel Corp. 8,888 663
Ingersoll-Rand PLC 9,005 1,143
International Flavors & Fragrances, Inc.(Ñ) 4,335 529
International Paper Co. 19,156 837
Linde PLC(Æ) 2,925 580
LyondellBasell Industries Class A 14,680 1,317
Masco Corp. 20,721 958
NewMarket Corp. 1,340 651
Nucor Corp. 23,182 1,248
Olin Corp. 16,480 302
Owens Corning 10,463 641
Packaging Corp. of America 5,593 612
PPG Industries, Inc. 7,228 904
Reliance Steel & Aluminum Co. 6,841 794
Sherwin-Williams Co. (The) 1,179 675
Silgan Holdings, Inc. 25,650 789
Sonoco Products Co. 8,069 466
Steel Dynamics, Inc. 21,023 638
United States Steel Corp.(Ñ) 17,212 198
Vulcan Materials Co. 5,049 721
Westlake Chemical Corp. 3,537 224
Westrock Co. 13,733 513
23,080
Producer Durables - 9.8%
3M Co. 4,285 707
Accenture PLC Class A 8,438 1,565
Air Lease Corp. Class A 14,023 617
Alaska Air Group, Inc. 8,998 625
Ametek , Inc. 9,021 827
Automatic Data Processing, Inc. 8,150 1,322
Boeing Co. (The) 3,129 1,064
Booz Allen Hamilton Holding Corp. Class A 11,014 775
Carlisle Cos., Inc. 3,657 557
Caterpillar, Inc. 736 101
CH Robinson Worldwide, Inc.(Ñ) 6,560 496
Cintas Corp. 3,386 910
Copa Holdings SA Class A 3,138 319
CoStar Group, Inc.(Æ) 1,088 598
Crane Co. 6,160 471
CSX Corp. 11,057 777

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
948 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cummins, Inc. 8,004 1,381
Danaher Corp. 11,776 1,623
Delta Air Lines, Inc. 42,264 2,328
Eaton Corp. PLC 18,779 1,636
Emerson Electric Co. 12,327 865
Expeditors International of Washington, Inc. 8,913 650
FedEx Corp. 5,689 869
Flir Systems, Inc. 13,030 672
Fortive Corp. 820 57
General Dynamics Corp. 3,009 532
HEICO Corp. 6,895 850
Honeywell International, Inc. 7,795 1,346
Huntington Ingalls Industries, Inc. 1,637 369
IDEX Corp. 4,418 687
IHS Markit , Ltd.(Æ) 8,929 625
Illinois Tool Works, Inc. 3,972 670
JB Hunt Transport Services, Inc. 6,016 707
JetBlue Airways Corp.(Æ) 36,326 701
Johnson Controls International PLC(Æ) 54,411 2,358
Kansas City Southern 5,993 844
L3Harris Technologies, Inc. 4,572 943
Landstar System, Inc. 5,304 600
Lockheed Martin Corp. 1,924 725
Macquarie Infrastructure Corp. 13,145 567
McGraw Hill Financial, Inc. 2,293 592
Mettler -Toledo International, Inc.(Æ) 687 484
MSC Industrial Direct Co., Inc. Class A 4,373 320
National Instruments Corp. 7,018 290
Norfolk Southern Corp. 4,185 762
Northrop Grumman Corp. 2,080 733
Old Dominion Freight Line, Inc. 4,248 773
PACCAR Financial Corp. 14,205 1,080
Parker-Hannifin Corp. 2,762 507
Paychex, Inc. 10,706 895
Quanta Services, Inc. 12,519 526
Raytheon Co. 4,496 954
Roper Technologies, Inc. 2,759 930
Snap-on, Inc. 5,190 844
Southwest Airlines Co. 28,243 1,585
Square, Inc. Class A(Æ) 6,919 425
Stanley Black & Decker, Inc. 4,955 750
Teledyne Technologies, Inc.(Æ) 2,891 953
Textron, Inc. 9,645 445
Toro Co. (The) 8,889 686
Union Pacific Corp. 7,819 1,294
United Continental Holdings, Inc.(Æ) 17,254 1,567
United Parcel Service, Inc. Class B 9,138 1,052
United Technologies Corp. 15,089 2,167
Waste Management, Inc. 7,298 819
Waters Corp.(Æ) 2,738 579
Zebra Technologies Corp. Class A(Æ) 2,557 608
56,956
Technology - 21.6%
Adobe, Inc.(Æ) 6,538 1,817
Akamai Technologies, Inc.(Æ) 6,396 553
Alphabet, Inc. Class A(Æ) 8,615 10,845
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class C(Æ) 3,168 3,992
Amdocs, Ltd. 9,721 634
Amphenol Corp. Class A 9,661 969
Analog Devices, Inc. 8,485 905
Ansys , Inc.(Æ) 4,210 927
Apple, Inc. 93,520 23,264
Applied Materials, Inc. 31,246 1,695
Arista Networks, Inc.(Æ) 2,813 688
Arrow Electronics, Inc.(Æ) 11,156 884
Avnet, Inc. 12,740 504
Black Knight, Inc.(Æ) 12,002 771
Booking Holdings, Inc.(Æ) 360 738
Broadcom, Inc. 3,663 1,073
CACI International, Inc. Class A(Æ) 2,246 503
Cadence Design Systems, Inc.(Æ) 13,023 851
CDW Corp. 6,051 774
Cisco Systems, Inc. 80,487 3,824
Citrix Systems, Inc. 2,686 292
Cognizant Technology Solutions Corp. Class
A 15,362 936
Corteva , Inc. Class W 16,604 438
Cypress Semiconductor Corp. 31,830 741
Dolby Laboratories, Inc. Class A 6,206 399
DXC Technology Co. 16,521 457
Electronic Arts, Inc.(Æ) 2,413 233
EPAM Systems, Inc.(Æ) 3,534 622
F5 Networks, Inc.(Æ) 4,739 683
Facebook, Inc. Class A(Æ) 40,159 7,697
Fortinet, Inc.(Æ) 8,576 699
Genpact , Ltd. 18,454 723
Hewlett Packard Enterprise Co. Class H 81,228 1,333
HP, Inc.(Æ) 64,436 1,119
Intel Corp.(Ñ) 100,745 5,695
Intuit, Inc. 4,035 1,039
Juniper Networks, Inc. 25,059 622
KLA-Tencor Corp. 8,668 1,465
Lam Research Corp. 7,566 2,051
Leidos Holdings, Inc. 12,466 1,075
Maxim Integrated Products, Inc. 15,750 924
Micron Technology, Inc.(Æ) 48,910 2,326
Microsoft Corp. 149,390 21,418
MKS Instruments, Inc. 5,396 584
Monolithic Power Systems, Inc. 3,163 474
Motorola Solutions, Inc. 4,821 802
NVIDIA Corp. 8,474 1,703
ON Semiconductor Corp.(Æ) 46,203 943
Oracle Corp. 20,880 1,138
QUALCOMM, Inc. 8,221 661
Salesforce.com, Inc.(Æ) 8,347 1,306
ServiceNow , Inc.(Æ) 3,534 874
Skyworks Solutions, Inc. 6,527 594
Synopsys, Inc.(Æ) 6,419 871
Teradyne, Inc. 17,992 1,101
Texas Instruments, Inc. 14,861 1,753
Twitter, Inc.(Æ) 11,671 350
Tyler Technologies, Inc.(Æ) 2,843 763
VMware, Inc. Class A 3,949 625

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 949
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Western Digital Corp. 13,718 709
Workday, Inc. Class A(Æ) 3,751 608
Xilinx, Inc. 7,454 676
125,733
Utilities - 5.5%
Ameren Corp. 7,958 618
American Electric Power Co., Inc. 10,599 1,000
American Water Works Co., Inc. 4,719 582
AT&T, Inc. 142,263 5,476
Avangrid , Inc. 10,893 545
CenterPoint Energy, Inc. 31,401 913
CenturyLink, Inc. 65,010 841
Consolidated Edison, Inc. 10,713 988
Dominion Energy, Inc. 12,038 994
DTE Energy Co. 7,291 928
Duke Energy Corp. 13,164 1,241
Evergy , Inc. 11,100 709
Eversource Energy(Æ) 9,435 790
Exelon Corp. 30,114 1,370
GCI Liberty, Inc. Class A(Æ) 11,245 787
International Business Machines Corp. 11,919 1,594
NextEra Energy, Inc. 7,077 1,687
Pinnacle West Capital Corp. 5,896 555
PPL Corp. 30,755 1,030
Public Service Enterprise Group, Inc. 11,176 708
Sempra Energy 4,017 580
Southern Co. (The) 16,707 1,047
T-Mobile US, Inc.(Æ) 10,667 882
Verizon Communications, Inc. 82,022 4,960
Vistra Energy Corp. 31,648 855
WEC Energy Group, Inc.(Æ) 7,602 718
32,398
Total Common Stocks
(cost $411,320) 562,237
Short-Term Investments - 0.7%
U.S. Cash Management Fund(@) 3,841,049
(∞)
3,843
Total Short-Term Investments
(cost $3,842 ) 3,843
Other Securities - 2.2%
U.S. Cash Collateral Fund(×)(@) 13,102,335
(∞)
13,102
Total Other Securities
(cost $13,102) 13,102
Total Investments 99.4%
(identified cost $428,264) 579,182
Other Assets and Liabilities, Net
- 0.6%
3,432
Net Assets - 100.0%
582,614

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
950 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 92 USD 13,965 12/19
29
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
29
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 92,023 $ — $ —
$ —
$ 92,023 15 .8
Consumer Staples 23,444 — —
—
23,444 4 .0
Energy 23,131 — —
—
23,131 4 .0
Financial Services 119,744 — —
—
119,744 20 .5
Health Care 65,728 — —
—
65,728 11 .3
Materials and Processing 23,080 — —
—
23,080 4 .0
Producer Durables 56,956 — —
—
56,956 9 .8
Technology 125,733 — —
—
125,733 21 .6
Utilities 32,398 — —
—
32,398 5 .5
Short-Term Investments — — —
3,843
3,843 0 .7
Other Securities — — —
13,102
13,102 2 .2
Total Investments 562,237 — — 16,945 579,182 99 .4
Other Assets and Liabilities, Net 0 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 29 — — — 29 —
*
Total Other Financial Instruments
**
$ 29 $ — $ — $ — $ 29
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 951
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 29
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 129
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 29
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
952 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 11,564 $ — $ 11,564
Total Financial and Derivative Assets
11,564 — 11,564
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 11,564 $ — $ 11,564
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,054 $ — $ 4,054 $ —
Barclays
512 — 512 —
Citigroup
6,453 — 6,453 —
HSBC
211 — 211 —
ING
334 — 334 —
Total
$ 11,564 $ — $ 11,564 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 953
xt
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 428,264
Investments, at fair value(*)(>) ......................................................................................................................................................
579,182
Foreign currency holdings(^) ......................................................................................................................................................... 63
Receivables:
Dividends and interest ....................................................................................................................................................... 445
Dividends from affiliated funds .......................................................................................................................................... 17
Investments sold ................................................................................................................................................................ 33,466
Fund shares sold ................................................................................................................................................................ 242
Variation margin on futures contracts ................................................................................................................................. 29
Total assets .................................................................................................................................................
613,444
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 16,911
Fund shares redeemed ....................................................................................................................................................... 534
Accrued fees to affiliates .................................................................................................................................................... 191
Other accrued expenses ..................................................................................................................................................... 92
Payable upon return of securities loaned ....................................................................................................................................... 13,102
Total liabilities .............................................................................................................................................
30,830
Net Assets ............................................................................................................................................................
$ 582,614

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
954 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 186,360
Shares of beneficial interest ...........................................................................................................................................................
441
Additional paid-in capital ..............................................................................................................................................................
395,81 3
Net Assets ............................................................................................................................................................
$ 582,614
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 13.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.96
Class A — Net assets ............................................................................................................................................................. $ 8,038,226
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 610,638
Net asset value per share: Class C(#) ............................................................................................................................................. $ 13.26
Class C — Net assets ............................................................................................................................................................. $ 1,915,234
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 144,430
Net asset value per share: Class M(#) ............................................................................................................................................ $ 13.22
Class M — Net assets ............................................................................................................................................................ $ 6,152,734
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 465,274
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 13.22
Class R6 — Net assets ........................................................................................................................................................... $ 238,523
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 18,043
Net asset value per share: Class S(#) .............................................................................................................................................. $ 13.20
Class S — Net assets ............................................................................................................................................................. $ 228,556,497
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 17,312,865
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 13.21
Class Y — Net assets ............................................................................................................................................................. $ 337,713,004
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 25,556,838
Amounts in thousands
(^)     Foreign currency holdings - cost $ 63
(*)     Securities on loan included in investments $ 11,564
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 16,945
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 955
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12,263
Dividends from affiliated funds ......................................................................................................................................... 419
Securities lending income (net) ......................................................................................................................................... 209
Total investment income ...............................................................................................................................................................
12,891
Expenses
Advisory fees .................................................................................................................................................................... 1,904
Administrative fees ........................................................................................................................................................... 307
Custodian fees ................................................................................................................................................................... 104
Distribution fees - Class A ................................................................................................................................................ 21
Distribution fees - Class C ................................................................................................................................................ 13
Transfer agent fees - Class A ............................................................................................................................................ 17
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 13
Transfer agent fees - Class R6 ..........................................................................................................................................
—
*
Transfer agent fees - Class S ............................................................................................................................................. 537
Transfer agent fees - Class Y ............................................................................................................................................ 1 5
Professional fees ............................................................................................................................................................... 96
Registration fees ............................................................................................................................................................... 106
Shareholder servicing fees - Class C ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 23
Printing fees ...................................................................................................................................................................... 30
Miscellaneous ................................................................................................................................................................... 2 8
Expenses before reductions .............................................................................................................................................. 3,221
Expense reductions ........................................................................................................................................................... (277)
Net expenses .................................................................................................................................................................................
2,944
Net investment income (loss) ........................................................................................................................................................
9,947
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 38,666
Investments in affiliated funds .......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. 129
Net realized gain (loss) ..................................................................................................................................................................
38,802
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 25,233
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 29
Net change in unrealized appreciation (depreciation) ................................................................................................................... 25,263
Net realized and unrealized gain (loss) ......................................................................................................................................... 64,065
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 74,012
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
956 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9,947 $ 8,639
Net realized gain (loss) ...................................................................................................................... 38,802 57,378
Net change in unrealized appreciation (depreciation) ....................................................................... 25,263 (28,212)
Net increase (decrease) in net assets from operations ............................................................................. 74,012 37,805
Distributions
To shareholders
Class A .......................................................................................................................................... (889) (57)
Class C .......................................................................................................................................... (107) —
Class M ......................................................................................................................................... (654) (336)
Class R6 ........................................................................................................................................ (21) (10)
Class S ........................................................................................................................................... (30,267) (17,103)
Class Y .......................................................................................................................................... (34,927) (29,336)
Net decrease in net assets from distributions .......................................................................................... (66,865) (46,842)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (137,374) 45,849
Total Net Increase (Decrease) in Net Assets ..........................................................................
(130,227) 36,812
Net Assets
Beginning of period .................................................................................................................................
712,841 676,029
End of period ..........................................................................................................................................
$ 582,614 $ 712,841

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 957
** Less than 500 shares.
*** Less than $500.
(1) For the period April 26, 2018 (inception date) to October 31, 2018.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A (1)
Proceeds from shares sold 79 $ 974 812 $ 10,725
Proceeds from reinvestment of distributions 80 889 4 57
Payments for shares redeemed (273) (3,360) (91) (1,254)
Net increase (decrease)
(114) (1,497) 725 9,528
Class C (1)
Proceeds from shares sold 80 969 113 1,496
Proceeds from reinvestment of distributions 9 106 — —
Payments for shares redeemed (45) (551) (13) (172)
Net increase (decrease)
44 524 100 1,324
Class M
Proceeds from shares sold 329 4,06 5 245 3,318
Proceeds from reinvestment of distributions 59 65 4 25 336
Payments for shares redeemed (389) (4,799) (169) (2,286)
Net increase (decrease)
(1) (80) 101 1,368
Class R6
Proceeds from shares sold 5 62 3 42
Proceeds from reinvestment of distributions 2 21 1 10
Payments for shares redeemed (3) (34) (—)
**
( — )
***
Net increase (decrease)
4 49 4 52
Class S
Proceeds from shares sold 4,298 52,438 12,365 165,219
Proceeds from reinvestment of distributions 2,727 30,143 1,297 17,084
Payments for shares redeemed (15,040) (187,532) (6,285) (85,326)
Net increase (decrease)
(8,015) (104,951) 7,377 96,977
Class Y
Proceeds from shares sold 2,400 29,620 998 13,595
Proceeds from reinvestment of distributions 3,146 34,927 2,227 29,336
Payments for shares redeemed (7,780) (95,966) (7,779) (106,331)
Net increase (decrease)
(2,234) (31,419) (4,554) (63,400)
Total increase (decrease)
(10,316) $ (137,374) 3,753 $ 45,849

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
958 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 13.07 .1 5 1.2 0 1.35 (.18) (1.08)
October 31, 2018(11) 13.19 .06 (.11) (.05) (.07) —
Class C
October 31, 2019 13.10 . 06 1.2 0 1.26 (.02) (1.08)
October 31, 2018(11) 13.19 — (f) (.09) (.09) — —
Class M
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .18 2.45 2.63 (.21) —
October 31, 2016 10.74 .19 .31 .50 (.20) (.11)
October 31, 2015(1) 10.61 .14 .09 .23 (.10) —
Class R6
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .19 2.44 2.63 (.21) —
October 31, 2016(4) 9.91 .12 1.05 1.17 (.15) —
Class S
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
October 31, 2017 10.92 .15 2.46 2.61 (.20) —
October 31, 2016 10.73 .17 .31 .48 (.18) (.11)
October 31, 2015(1) 10.61 .12 .09 .21 (.09) —
Class Y
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)
October 31, 2017 10.92 .20 2.45 2.65 (.22) —
October 31, 2016 10.74 .20 .29 .49 (.20) (.11)
October 31, 2015 10.41 .17 .31 .48 (.14) (.01)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 959
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.26) 13.16 12.26 8,038 .85 .81 1. 2 1 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(1.10) 13.26 11.37 1,915 1.60 1.56 . 46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.21) 13.35 24.23 4,875 .60 .44 1.45 71
(.31) 10.93 4.75 1,024 .60 .40 1.78 9
(.10) 10.74 2.23 873 .62 .40 1.53 44
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.21) 13.35 24.25 139 .45 .42 1.54 71
(.15) 10.93 9.27 112 .45 .38 1.67 9
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.20) 13.33 24.02 239,353 .59 .59 1.22 71
(.29) 10.92 4.61 7,844 .60 .55 1.62 9
(.09) 10.73 2.04 3,227 .62 .40 1.36 44
(1.30) 13.21 12.75 337,713 .41 .37 1.6 5 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58
(.22) 13.35 24.39 431,662 .40 .39 1.61 71
(.31) 10.92 4.70 689,603 .41 .35 1.84 9
(.15) 10.74 4.71 802,454 .43 .35 1.56 44

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
960 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Advisory fees $ 120,802
Administration fees 23,716
Distribution fees 2,871
Shareholder servicing fees 393
Transfer agent fees 42,000
Trustee fees 1,412
$ 191,194
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 62,418 $ 49,316 $ — $ — $ 13,102 $ 109 $ —
U.S. Cash Management Fund 9,642 243,559 249,366 7 1 3,843 419 —
$ 9,642 $ 305,977 $ 298,682 $ 7 $ 1 $ 16,945 $ 528 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 431,637,204 $ 162,454,055 $ (14,909,597) $ 147,544,458 $ 312,092 $ 38,502,598
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 16,981,717 $ 49,883,704 $ — $ 13,620,707 $ 33,221,464 $ —
Total distributable earnings (losses)
$ 1
Additional paid-in capital
(1)

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
962 Multifactor International Equity Fund
Multifactor International Equity Fund
-
Class M
‡
Total
Return
1 Year 7 .76%
5 Years 3 .07%§
Inception* 1 .75%§
Multifactor International Equity Fund
-
Class R6
‡‡
Total
Return
1 Year 7 .78%
5 Years 3 .07%§
Inception* 1 .76%§
Multifactor International Equity Fund
-
Class S
‡‡‡
Total
Return
1 Year 7 .73%
5 Years 2 .92%§
Inception* 1 .61%§
Multifactor International Equity Fund
-
Class Y
Total
Return
1 Year 7 .81%
5 Years 3 .08%§
Inception* 1 .77%§
MSCI World ex USA (Net) **
Total
Return
1 Year 11 .08%
5 Years 4 .05%§
Inception* 2 .73%§
Multifactor International Equity Linked Benchmark ***
Total
Return
1 Year 11 .08%
5 Years 4 .23%§
Inception* 2 .92%§

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Multifactor International Equity Fund 963
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor International Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class M,
Class R6, Class S and Class Y Shares gained 7.76%, 7.78%,
7.73% and 7.81%, respectively. This is compared to the Fund’s benchmark, the MSCI World ex USA Index (Net), which gained
11.08% during the same period. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Foreign Large Blend Category, a group of funds that Morningstar considers to have investment strategies similar to those of the
Fund, gained 10.16%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the period. Asia-
Pacific ex-Japan and Europe ex-UK recorded the strongest gains.
Japan and the United Kingdom underperformed relative to other
non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, utilities and information technology sectors were the largest drivers of positive returns. Financials and communication services posted the weakest gains among sectors and the energy sector recorded a loss over the period.
In terms of factor performance, quality and low volatility factors were the biggest drivers of positive performance over the period.
Growth factor also posted positive gains while momentum and
value factors lagged.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum,
growth, value, quality, defensive, dynamic, capitalization size, industry, sector or region). After RIM has determined the
Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures.
The Fund underperformed its benchmark for the one-year period ending October 31, 2019. In terms of factor returns for the period, the Fund’s value orientation detracted.
With respect to the Fund’s sector positioning over the period, the Fund had a benchmark-relative overweight to financials and underweight to health care and consumer staples. The Fund’s
underweight to health care and overweight to financials detracted.
Over the period, the Fund was regionally positioned to favor emerging markets, Japan and Europe while being underweight
to Canada and Asia-Pacific ex-Japan. The Fund’s underweight to
Asia-Pacific ex-Japan was the primary regional detractor.
Over the period, RIM hedged the Fund’s exposure to certain
currencies through the use of forward currency contracts in order to allow RIM to make certain country allocation decisions without generating equivalent currency exposures. RIM’s currency
hedging strategy also incorporated RIM’s views on currency
market factors that are expected to result in positive returns over time, creating very small active currency positioning relative to the Fund’s benchmark. The Fund’s currency positions were
effectively flat over the period.
In addition, RIM utilized equity futures contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country exposures. This strategy was flat relative to the benchmark for the fiscal year.
During the period, RIM used index futures contracts to equitize a portion of the Fund’s cash. The decision to equitize cash
contributed positively to the Fund’s absolute performance for the fiscal year as the market’s absolute return was positive.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the period.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
964 Multifactor International Equity Fund
* Assumes initial investment on July 31, 2014.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The Multifactor International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Multifactor International Equity Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex-USA Index
(net of tax on dividends from foreign holdings) thereafter.
‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class Y
Shares.
‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
Multifactor International Equity Fund 965
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees;
and other Fund expenses. The Example is intended to help
you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from
May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.80 $ 1,022.74
Expenses Paid During Period* $ 2.49 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,017.80 $ 1,022.84
Expenses Paid During Period* $ 2.39 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,017.80 $ 1,021.98
Expenses Paid During Period* $ 3.26 $ 3.26
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
966 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.90 $ 1,022.99
Expenses Paid During Period* $ 2.24 $ 2.24
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 967
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.7%
Australia - 3.0%
AGL Energy, Ltd. 121,896 1,659
Australia & New Zealand Banking
Group, Ltd. - ADR 110,808 2,040
Bendigo & Adelaide Bank, Ltd. 41,408 303
BHP Group PLC 20,315 430
BHP Group, Ltd. - ADR 10,766 263
BlueScope Steel, Ltd. 63,784 584
Boral, Ltd. 94,490 324
Brambles, Ltd. 27,819 229
Caltex Australia, Ltd. 33,887 633
Commonwealth Bank of Australia - ADR 40,490 2,192
CSL, Ltd. 3,708 653
Dexus Property Group(ö) 55,781 459
Fortescue Metals Group, Ltd. 113,310 686
Goodman Group(ö) 27,428 272
Harvey Norman Holdings, Ltd. 24,633 69
Mirvac Group(ö) 281,112 621
National Australia Bank, Ltd. - ADR 78,353 1,542
Origin Energy, Ltd. 117,639 636
Rio Tinto, Ltd. - ADR 12,112 752
Santos, Ltd. 60,965 339
Scentre Group(ö) 229,461 604
South32, Ltd. Class B 551,383 960
Stockland(ö) 173,400 582
Telstra Corp., Ltd. 360,528 866
Wesfarmers, Ltd.(Æ) 29,112 796
Westpac Banking Corp. 110,024 2,136
Woodside Petroleum, Ltd. 36,797 811
Woolworths Group, Ltd. 12,829 329
21,770
Austria - 0.5%
Erste Group Bank AG(Æ) 40,307 1,424
OMV AB 28,400 1,661
Raiffeisen Bank International AG 7,469 184
Voestalpine AG 26,638 667
3,936
Belgium - 0.6%
Ageas 11,554 666
Colruyt SA 8,884 494
Groupe Bruxelles Lambert SA 3,216 323
KBC Groep NV 10,556 741
Proximus 8,430 259
Solvay SA 10,624 1,155
Telenet Group Holding NV 3,139 154
UCB SA 9,306 750
4,542
Brazil - 0.6%
Ambev SA(Æ) 35,193 153
B3 SA - Brasil Bolsa Balcao 28,424 343
Banco do Brasil SA(Æ) 29,503 354
Banco Santander Brasil SA 16,747 197
Centrais Eletricas Brasileiras SA 13,118 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 21,905 298
Cia Siderurgica Nacional SA 48,527 143
JBS SA 43,295 305
Localiza Rent a Car SA 29,006 312
Lojas Renner SA 22,900 290
Petroleo Brasileiro SA(Æ) 32,007 261
Rumo SA(Æ) 48,626 276
TIM Participacoes SA(Æ) 61,741 176
Vale SA(Æ) 40,380 476
WEG SA 53,842 342
4,055
Canada - 5.1%
Atco, Ltd. Class I 5,486 193
Bank of Montreal 32,851 2,432
Bank of Nova Scotia (The) 44,991 2,580
BCE, Inc. 14,075 668
Brookfield Asset Management, Inc.
Class A 36,884 2,040
Canadian Imperial Bank of Commerce 22,167 1,890
Canadian National Railway Co. 11,211 1,003
Canadian Natural Resources, Ltd. 64,558 1,628
Canadian Tire Corp., Ltd. Class A 3,051 329
Cenovus Energy, Inc. 133,978 1,141
Encana Corp. 84,125 330
Fairfax Financial Holdings, Ltd. 439 186
First Quantum Minerals, Ltd. 48,351 409
Great-West Lifeco , Inc. 39,921 971
Healthcare Realty Trust, Inc.(ö) 11,318 191
Husky Energy, Inc. 49,747 347
Hydro One, Ltd.(Þ) 37,638 700
Imperial Oil, Ltd. 49,056 1,222
Magna International, Inc. Class A 24,229 1,303
Manulife Financial Corp. 87,156 1,623
Metro, Inc. Class A 5,443 230
National Bank of Canada 11,729 606
Nutrien , Ltd. 10,647 509
Pembina Pipeline Corp. 4,685 165
Power Corp. of Canada 15,894 368
Power Financial Corp. 20,179 472
RioCan Real Estate Investment Trust(ö) 19,889 399
Rogers Communications, Inc. Class B 3,014 142
Royal Bank of Canada - GDR 53,242 4,294
Shaw Communications, Inc. Class B 7,835 160
Stars Group, Inc. (The)(Æ) 9,136 199
Sun Life Financial, Inc. 41,459 1,860
Suncor Energy, Inc. 69,311 2,061
TC Energy Corp.(Æ) 7,246 365
Teck Resources, Ltd. Class B 58,049 918
Toronto Dominion Bank 62,346 3,559
West Fraser Timber Co., Ltd. 3,566 165
37,658
Chile - 0.1%
Enel Chile SA 1,777,910 149

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
968 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enersis SA(Æ) 2,214,883 420
569
China - 2.6%
Agile Group Holdings, Ltd. 104,000 139
Agricultural Bank of China, Ltd. Class H 752,000 310
Air China, Ltd. Class H 124,000 109
Alibaba Group Holding, Ltd. - ADR(Æ) 15,662 2,768
Anhui Conch Cement Co., Ltd. Class H 35,000 208
Baidu, Inc. - ADR(Æ) 3,834 390
Bank of China, Ltd. Class H 1,536,000 626
Bank of Communications Co., Ltd. Class
H 347,000 237
CGN Power Co., Ltd. Class H(Š)(Þ) 651,000 169
China Aoyuan Group, Ltd. 77,000 98
China Cinda Asset Management Co.,
Ltd. Class H 390,000 81
China CITIC Bank Corp., Ltd. Class H 325,000 188
China Conch Venture Holdings, Ltd. 48,406 189
China Construction Bank Corp. Class H 1,400,000 1,126
China Evergrande Group(Æ) 76,000 184
China Life Insurance Co., Ltd. Class H 83,669 217
China Mengniu Dairy Co., Ltd.(Æ) 71,000 284
China Merchants Bank Co., Ltd. Class H 90,000 427
China National Building Material Co.,
Ltd. Class H 184,000 154
China Oilfield Services, Ltd. Class H 106,000 148
China Pacific Insurance Group Co., Ltd.
Class H 47,800 172
China Petroleum & Chemical Corp.
Class H 642,000 366
China Resources Land, Ltd. 80,000 341
China Shenhua Energy Co., Ltd. Class H 93,000 189
China State Construction International
Holdings, Ltd. 134,000 122
China Telecom Corp., Ltd. Class H 838,000 357
China Vanke Co., Ltd. Class H 40,644 148
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 178,000 95
CIFI Holdings Group Co., Ltd. 192,000 128
CNOOC, Ltd. 247,000 367
Country Garden Holdings Co., Ltd. 95,000 132
Fosun International, Ltd. 190,500 249
Guangzhou Automobile Group Co., Ltd.
Class H 174,814 174
Guangzhou R&F Properties Co., Ltd. 61,200 95
Industrial & Commercial Bank of China,
Ltd. Class H 1,142,000 821
JD.com, Inc. - ADR(Æ) 11,680 364
Kunlun Energy Co., Ltd. 180,000 167
Li Ning Co., Ltd. 130,500 442
Logan Property Holdings Co., Ltd. 88,000 133
Longfor Properties Co., Ltd.(Þ) 81,500 337
NetEase , Inc. - ADR 1,350 386
New China Life Insurance Co., Ltd.
Class H 54,400 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Oriental Education & Technology
Group - ADR(Æ) 3,619 442
People's Insurance Co. Group of China,
Ltd. (The) Class H 443,000 187
PetroChina Co., Ltd. Class H 526,000 257
Ping An Insurance Group Co. of China,
Ltd. Class H 76,443 876
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 190,000 122
Sunac China Holdings, Ltd. 38,000 171
Tencent Holdings, Ltd. 65,335 2,664
Trip.com Group, Ltd.(Æ) 8,917 294
Weichai Power Co., Ltd. Class H 123,000 193
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 26,548 312
Yanzhou Coal Mining Co., Ltd. Class H 102,000 104
19,469
Colombia - 0.0%
Interconexion Electrica SA 28,678 165
Czech Republic - 0.0%
Moneta Money Bank AS(Þ) 30,025 100
Denmark - 1.2%
AP Moller - Maersk A/S Class B 1,232 1,570
Carlsberg A/S Class B 6,573 925
Coloplast A/S Class B 3,414 411
Danske Bank A/S 55,518 793
Genmab A/S(Æ) 1,306 285
H Lundbeck A/S 14,464 494
Novo Nordisk A/S Class B 36,494 2,008
Orsted A/S Class A(Þ) 7,390 649
Pandora A/S 22,894 1,126
Vestas Wind Systems A/S 4,317 352
8,613
Finland - 1.3%
Elisa OYJ Class A 6,765 370
Kone OYJ Class B 23,315 1,484
Metso OYJ 6,519 246
Neste OYJ 21,325 771
Nokian Renkaat OYJ 22,526 644
Nordea Bank AB 182,864 1,341
Orion OYJ Class B 13,540 600
Stora Enso OYJ Class R 103,017 1,336
UPM- Kymmene OYJ 83,532 2,717
Wartsila OYJ Abp Class B 26,331 279
9,788
France - 8.7%
Air Liquide SA Class A 9,809 1,304
Airbus Group SE 4,395 630
Alstom SA(Æ) 6,878 297
Amundi SA(Þ) 7,828 559
Arkema SA 12,514 1,280
Atos SE 20,654 1,600
AXA SA 112,113 2,962

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 969
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA 46,603 2,434
Bouygues SA - ADR 33,847 1,435
Bureau Veritas SA 15,970 408
Carrefour SA 16,066 274
Casino Guichard Perrachon SA 13,302 719
Cie de Saint-Gobain 40,613 1,653
Cie Generale des Etablissements
Michelin SCA Class B 17,479 2,128
CNP Assurances 3,237 64
Covivio (ö) 4,224 478
Credit Agricole SA 110,752 1,444
Danone SA 9,802 814
Dassault Systemes 4,863 740
Edenred 6,697 353
Eiffage SA 13,865 1,490
Engie SA 92,974 1,555
Eurazeo SE 5,305 370
Eutelsat Communications SA 36,939 701
Faurecia SE 13,784 643
Gecina SA(ö) 3,310 568
Getlink SE 35,290 591
Hermes International 1,096 789
ICADE(ö) 3,253 319
Imerys SA 8,087 313
Ingenico Group SA 2,666 285
Kering 801 456
Klepierre SA - GDR(ö) 36,797 1,371
Legrand SA - ADR 13,375 1,044
L'Oreal SA 7,412 2,165
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,253 2,243
Natixis SA 167,323 768
Orange SA - ADR 57,097 920
Pernod Ricard SA 6,488 1,198
Peugeot SA 69,155 1,752
Publicis Groupe SA - ADR 25,907 1,114
Renault SA 23,109 1,181
Safran SA 4,993 790
Sanofi - ADR 35,800 3,299
Sartorius Stedim Biotech 1,714 257
Schneider Electric SE 23,836 2,221
SCOR SE - ADR 25,317 1,067
Societe Generale SA 45,680 1,298
Sodexo SA 3,515 387
Suez Environnement Co. 18,763 293
Teleperformance - GDR 1,507 342
Thales SA 3,955 387
Total SA 114,888 6,055
Unibail - Rodamco -Westfield(ö) 7,008 1,084
Valeo SA 23,856 888
Veolia Environnement SA 18,010 474
Vinci SA 14,428 1,619
Vivendi SA - ADR 23,940 668
64,541
Germany - 7.2%
Adidas AG 3,560 1,098
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allianz SE 21,719 5,301
BASF SE 42,547 3,238
Bayer AG 43,885 3,405
Beiersdorf AG 6,142 728
BMW US Capital LLC 22,854 1,751
Brenntag AG 19,990 1,003
Commerzbank AG 129,943 777
Continental AG 9,782 1,308
Covestro AG(Þ) 24,947 1,198
Daimler AG 42,383 2,476
Deutsche Bank AG 88,852 643
Deutsche Boerse AG 3,078 477
Deutsche Lufthansa AG 38,915 675
Deutsche Post AG 59,344 2,101
Deutsche Telekom AG 73,605 1,294
Deutsche Wohnen SE 20,217 761
Drillisch AG 11,449 306
Evonik Industries AG 33,086 872
Fresenius Medical Care AG & Co. 11,405 825
Fresenius SE & Co. KGaA 30,460 1,599
GEA Group AG 14,023 429
Hannover Rueck SE 12,291 2,175
HeidelbergCement AG 19,364 1,439
Henkel AG & Co. KGaA 5,116 492
Innogy SE(Þ) 1,528 76
KION Group AG 13,889 929
Lanxess AG 10,982 714
Merck KGaA 6,170 736
Metro Wholesale & Food Specialist AG 6,382 104
MTU Aero Engines AG 1,497 400
Muenchener Rueckversicherungs-
Gesellschaft AG 12,336 3,426
RWE AG 26,508 808
SAP SE - ADR 18,561 2,459
Siemens AG 31,984 3,689
Symrise AG 7,304 703
TUI AG 93,540 1,224
Uniper SE 20,161 629
Vonovia SE 19,499 1,038
53,306
Greece - 0.0%
Hellenic Telecommunications
Organization SA 16,183 245
Hong Kong - 1.7%
AIA Group, Ltd. 192,583 1,910
Beijing Enterprises Holdings, Ltd. 32,500 153
China Jinmao Holdings Group, Ltd. 344,000 229
China Mobile, Ltd. 84,109 683
China Overseas Land & Investment, Ltd. 90,000 282
China Resources Cement Holdings, Ltd. 108,000 118
China Resources Power Holdings Co.,
Ltd. 88,000 110
CITIC, Ltd. 256,462 337
CK Asset Holdings, Ltd. 186,054 1,295
CK Hutchison Holdings, Ltd. Class B 100,297 926

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
970 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CK Infrastructure Holdings, Ltd. 50,000 360
Henderson Land Development Co., Ltd. 97,555 487
Hong Kong & China Gas Co., Ltd. 32,342 63
Hongkong Land Holdings, Ltd. 107,900 592
Jardine Matheson Holdings, Ltd. 21,400 1,219
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 60
New World Development Co., Ltd. 273,123 388
Shenzhen International Holdings, Ltd. 65,500 133
Shimao Property Holdings, Ltd. 82,500 277
Sino-Ocean Group Holding, Ltd. 217,500 80
Sun Hung Kai Properties, Ltd. 86,596 1,301
Swire Pacific, Ltd. Class A 44,525 421
WH Group, Ltd.(Þ) 312,000 327
Wharf Holdings, Ltd. (The) 107,754 245
Wheelock & Co., Ltd. 90,000 557
12,553
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 9,924 98
OTP Bank PLC 7,204 332
430
Indonesia - 0.1%
Adaro Energy Tbk PT 779,600 72
Bank Central Asia Tbk PT 116,500 260
Bank Negara Indonesia Persero Tbk PT 411,200 224
Bank Rakyat Indonesia Persero Tbk PT 623,800 187
United Tractors Tbk PT 83,200 128
871
Ireland - 0.8%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 16,975 983
AIB Group PLC 101,770 326
Bank of Ireland Group PLC 103,205 497
CRH PLC 64,075 2,337
DCC PLC 2,814 264
Kerry Group PLC Class A 7,373 892
Kingspan Group PLC 7,949 412
Paddy Power Betfair PLC 3,389 350
6,061
Israel - 0.9%
Azrieli Group, Ltd. 4,654 359
Bank Hapoalim BM 200,861 1,608
Bank Leumi Le-Israel BM 234,716 1,711
Check Point Software Technologies, Ltd.
(Æ) 6,757 760
Elbit Systems, Ltd. 2,233 366
Israel Chemicals, Ltd. 73,066 325
Israel Discount Bank, Ltd. Class A 72,930 333
Mizrahi Tefahot Bank, Ltd. 25,108 623
Nice, Ltd.(Æ) 2,059 325
Wix.com, Ltd.(Æ) 2,907 355
6,765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 2.5%
Assicurazioni Generali SpA 103,443 2,101
Davide Campari-Milano SpA 29,144 267
Enel SpA 538,147 4,167
ENI SpA - ADR 172,913 2,621
Intesa Sanpaolo SpA 686,812 1,727
Leonardo SpA 86,742 1,008
Mediobanca SpA 74,613 889
Pirelli & C SpA (Þ) 79,949 465
Poste Italiane SpA (Þ) 59,504 725
Recordati SpA 9,274 390
Snam Rete Gas SpA 172,948 890
Telecom Italia SpA (Æ) 1,986,174 1,167
Terna Rete Elettrica Nazionale SpA 110,221 729
UniCredit SpA 104,109 1,328
18,474
Japan - 22.1%
ABC-Mart, Inc. 4,100 281
Aeon Co., Ltd. 21,400 430
Aeon Mall Co., Ltd. 18,300 292
Aisin Seiki Co., Ltd. 14,600 582
Ajinomoto Co., Inc. 19,300 366
Alfresa Holdings Corp. 13,000 290
Alps Electric Co., Ltd. 16,300 350
Amada Holdings Co., Ltd. 52,200 593
ANA Holdings, Inc. 9,400 322
Aozora Bank, Ltd. 15,200 391
Asahi Glass Co., Ltd. 20,100 705
Asahi Group Holdings, Ltd. 10,500 525
Asahi Intecc Co., Ltd. 10,400 284
Asahi Kasei Corp. 103,800 1,151
Astellas Pharma, Inc. 112,200 1,926
Bandai Namco Holdings, Inc. 7,900 487
Bridgestone Corp. 56,500 2,347
Brother Industries, Ltd. 35,900 674
Canon, Inc. 59,300 1,614
Central Japan Railway Co. 10,200 2,091
Chiba Bank, Ltd. (The) 103,200 563
Chubu Electric Power Co., Inc. 45,200 676
Chugai Pharmaceutical Co., Ltd. 7,300 615
Chugoku Electric Power Co., Inc. (The) 28,500 379
Concordia Financial Group, Ltd. 109,000 445
Credit Saison Co., Ltd. 15,600 226
Dai Nippon Printing Co., Ltd. 19,200 512
Daicel Chemical Industries, Ltd. 58,700 524
Dai-ichi Life Holdings, Inc. 40,300 657
Daiichi Sankyo Co., Ltd. 12,000 789
Daikin Industries, Ltd. 3,100 436
Daito Trust Construction Co., Ltd. 3,500 463
Daiwa House Industry Co., Ltd. 25,700 882
Daiwa House REIT Investment Corp.(ö) 100 291
Daiwa Securities Group, Inc. 129,000 580
Denso Corp. 42,300 1,963
East Japan Railway Co. 7,700 699
Electric Power Development Co., Ltd. 31,400 760
FANUC Corp. 2,100 415

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 971
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fast Retailing Co., Ltd. 900 555
Fuji Electric Co., Ltd. 23,300 738
Fuji Heavy Industries, Ltd. 49,892 1,430
FUJIFILM Holdings Corp. 34,100 1,497
Fukuoka Financial Group, Inc. 15,800 305
Hakuhodo DY Holdings, Inc. 18,100 270
Hamamatsu Photonics KK 4,700 182
Hankyu Hanshin Holdings, Inc. 13,900 556
Hikari Tsushin, Inc. 1,100 241
Hino Motors, Ltd. 58,100 549
Hitachi Chemical Co., Ltd. 14,200 469
Hitachi High-Technologies Corp. 8,800 547
Hitachi Metals, Ltd. 41,700 523
Hitachi, Ltd. 43,100 1,607
Honda Motor Co., Ltd. 81,600 2,203
Hoya Corp. 11,300 1,003
Idemitsu Kosan Co., Ltd. 34,529 1,015
Iida Group Holdings Co., Ltd. 32,800 545
Inpex Corp. 46,600 432
Isuzu Motors, Ltd. 65,600 760
ITOCHU Corp. 128,900 2,690
J Front Retailing Co., Ltd. 47,400 603
Japan Airlines Co., Ltd. 24,700 768
Japan Post Holdings Co., Ltd. 56,700 520
Japan Prime Realty Investment Corp.(ö) 76 366
Japan Real Estate Investment Corp.(ö) 74 505
Japan Retail Fund Investment Corp.(ö) 171 399
Japan Tobacco, Inc. 47,700 1,082
JFE Holdings, Inc. 63,800 799
JSR Corp. 37,400 703
JTEKT Corp. 37,100 473
JX Holdings, Inc. 298,600 1,398
Kajima Corp. 54,400 746
Kamigumi Co., Ltd. 12,500 283
Kaneka Corp. 10,000 333
Kansai Electric Power Co., Inc. (The) 70,300 818
Kao Corp. 11,500 925
Kawasaki Heavy Industries, Ltd. 25,100 601
KDDI Corp. 97,700 2,710
Keihan Holdings Co., Ltd. 9,200 433
Keikyu Corp. 16,200 322
Keio Corp. 7,100 439
Keisei Electric Railway Co., Ltd. 8,200 335
Keyence Corp. 800 505
Kintetsu Group Holdings Co., Ltd. 7,000 381
Kirin Holdings Co., Ltd. 23,900 507
Kobayashi Pharmaceutical Co., Ltd. 2,800 223
Kobe Steel, Ltd. 59,500 320
Komatsu, Ltd. 15,300 359
Konica Minolta, Inc. 90,000 657
Kuraray Co., Ltd. 48,000 570
Kyocera Corp. 2,600 170
Kyushu Electric Power Co., Inc. 27,400 273
Kyushu Railway Co. 11,300 373
Lion Corp. 18,900 395
Marubeni Corp. 233,600 1,643
Maruichi Steel Tube, Ltd. 7,700 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mazda Motor Corp. 60,700 558
McDonald's Holdings Co. Japan, Ltd. 5,700 286
Mebuki Financial Group, Inc. 109,900 279
Medipal Holdings Corp. 25,400 579
MEIJI Holdings Co., Ltd. 2,400 173
Minebea Co., Ltd. 5,700 108
Mitsubishi Chemical Holdings Corp. 181,200 1,380
Mitsubishi Corp. 94,200 2,395
Mitsubishi Electric Corp. 124,000 1,764
Mitsubishi Estate Co., Ltd. 29,300 568
Mitsubishi Gas Chemical Co., Inc. 33,300 470
Mitsubishi Heavy Industries, Ltd. 33,800 1,366
Mitsubishi Materials Corp. 23,400 671
Mitsubishi Motors Corp. 138,000 630
Mitsubishi UFJ Financial Group, Inc. 401,400 2,100
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 81,300 499
Mitsui & Co., Ltd. 127,700 2,192
Mitsui Chemicals, Inc. 35,000 832
Mitsui Fudosan Co., Ltd. 28,900 739
Mitsui OSK Lines, Ltd. 21,800 593
Mizuho Financial Group, Inc. 523,000 812
MS&AD Insurance Group Holdings, Inc. 28,200 909
Murata Manufacturing Co., Ltd. 9,000 482
Nagoya Railroad Co., Ltd. 9,800 311
NEC Corp. 11,100 439
NGK Spark Plug Co., Ltd. 22,900 464
NH Foods, Ltd. 9,100 382
Nikon Corp. 34,000 432
Nintendo Co., Ltd. 2,200 785
Nippon Building Fund, Inc.(ö) 71 539
Nippon Electric Glass Co., Ltd. 15,600 351
Nippon Express Co., Ltd. 7,800 444
Nippon Paint Holdings Co., Ltd. 6,300 344
Nippon Prologis REIT, Inc.(ö) 114 318
Nippon Steel & Sumitomo Metal Corp. 66,900 975
Nippon Telegraph & Telephone Corp. 44,959 2,228
Nissan Chemical Industries, Ltd. 7,400 304
Nissan Motor Co., Ltd. 205,000 1,299
Nisshin Seifun Group, Inc. 17,300 342
Nissin Foods Holdings Co., Ltd. 4,800 362
Nitto Denko Corp. 21,100 1,167
Nomura Holdings, Inc. 74,300 338
Nomura Real Estate Holdings, Inc. 25,500 603
Nomura Real Estate Master Fund, Inc.(ö) 235 449
Nomura Research Institute, Ltd. 27,000 574
NSK, Ltd. 66,100 614
NTT Data Corp. 18,700 246
NTT DOCOMO, Inc. 47,200 1,294
Obayashi Corp. 128,900 1,324
Obic Co., Ltd. 3,800 477
Odakyu Electric Railway Co., Ltd. 22,100 538
Oji Holdings Corp. 172,800 894
Oriental Land Co., Ltd. 6,000 879
ORIX Corp. 74,900 1,174
Osaka Gas Co., Ltd. 20,700 404
Otsuka Holdings Co., Ltd. 30,000 1,247

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
972 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Panasonic Corp. 91,900 773
Recruit Holdings Co., Ltd. 18,800 623
Resona Holdings, Inc. 169,600 739
Ricoh Co., Ltd. 105,600 940
Rinnai Corp. 4,500 330
Sankyo Co., Ltd. 7,200 253
Secom Co., Ltd. 8,000 740
Seibu Holdings, Inc. 25,000 440
Seiko Epson Corp. 35,300 498
Sekisui Chemical Co., Ltd. 58,300 1,013
Sekisui House, Ltd. 76,800 1,655
Seven & i Holdings Co., Ltd. 17,400 656
Shimano, Inc. 3,900 649
Shimizu Corp. 77,400 720
Shin-Etsu Chemical Co., Ltd. 800 89
Shinsei Bank, Ltd. 19,400 303
Shionogi & Co., Ltd. 6,400 383
Showa Denko KK 13,200 371
SMC Corp. 1,000 432
SoftBank Corp. 26,900 1,039
Sompo Japan Nipponkoa Holdings, Inc. 21,600 846
Sony Corp. 16,700 1,018
Stanley Electric Co., Ltd. 10,700 296
Sumco Corp. 31,900 529
Sumitomo Chemical Co., Ltd. 164,100 750
Sumitomo Corp. 136,700 2,214
Sumitomo Dainippon Pharma Co., Ltd. 10,100 176
Sumitomo Electric Industries, Ltd. 94,300 1,291
Sumitomo Heavy Industries, Ltd. 17,800 552
Sumitomo Metal Mining Co., Ltd. 22,900 767
Sumitomo Mitsui Financial Group, Inc. 57,000 2,030
Sumitomo Mitsui Trust Holdings, Inc. 27,900 1,017
Sumitomo Realty & Development Co.,
Ltd. 11,100 402
Sumitomo Rubber Industries, Ltd. 34,300 454
Suntory Beverage & Food, Ltd. 8,200 351
Suzuken Co., Ltd. 4,700 250
Suzuki Motor Corp. 18,200 855
T&D Holdings, Inc. 19,400 216
Taiheiyo Cement Corp. 24,900 704
Taisei Corp. 16,421 647
Takeda Pharmaceutical Co., Ltd. 10,866 393
TDK Corp. 1,900 188
Teijin, Ltd. 39,700 795
Terumo Corp. 2,500 81
THK Co., Ltd. 17,600 504
Tobu Railway Co., Ltd. 11,000 367
Toho Co., Ltd. 10,300 416
Tohoku Electric Power Co., Inc. 88,700 909
Tokio Marine Holdings, Inc. 18,300 987
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 236,200 1,091
Tokyo Electron, Ltd. 5,200 1,059
Tokyo Gas Co., Ltd. 19,000 463
Tokyu Corp. 21,000 396
Tokyu Fudosan Holdings Corp. 93,700 621
Toppan Printing Co., Ltd. 20,100 370
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toray Industries, Inc. 56,400 399
Tosoh Corp. 58,200 797
Toyo Suisan Kaisha, Ltd. 9,400 396
Toyoda Gosei Co., Ltd. 12,700 297
Toyota Industries Corp. 17,900 1,076
Toyota Motor Corp. 104,400 7,234
Toyota Tsusho Corp. 45,300 1,566
Trend Micro, Inc. 3,800 192
United Urban Investment Corp.(ö) 209 422
USS Co., Ltd. 20,800 402
West Japan Railway Co. 5,300 460
Yahoo! Japan Corp. 45,100 138
Yamada Denki Co., Ltd. 140,500 676
Yamaha Motor Co., Ltd. 37,000 724
Yokogawa Electric Corp. 12,600 232
Yokohama Rubber Co., Ltd. (The) 26,500 591
163,019
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 80,637 1,191
Aroundtown SA 153,569 1,296
RTL Group SA 8,532 434
Tenaris SA 37,371 379
3,300
Malaysia - 0.1%
CIMB Group Holdings BHD 213,379 268
Malayan Banking BHD 107,700 221
Public Bank BHD 24,900 121
Tenaga Nasional BHD 88,397 293
903
Mexico - 0.4%
America Movil SAB de CV 358,960 284
Banco Santander SA Class B 115,939 156
Cemex SAB de CV 520,148 195
Coca-Cola Femsa SAB de CV 40,266 221
Fibra Uno Administracion SA de CV(ö) 237,015 360
Fomento Economico Mexicano SAB de
CV 48,419 430
Gruma SAB de CV Class B 16,106 169
Grupo Aeroportuario del Pacifico SAB de
CV Class B 21,303 223
Grupo Aeroportuario del Sureste SAB de
CV Class B 11,849 194
Grupo Financiero Banorte SAB de CV
Class O 46,126 252
Grupo Financiero Inbursa SAB de CV
Class O 144,810 180
Kimberly-Clark de Mexico SAB de CV
Class A 117,054 236
Promotora y Operadora de
Infraestructura SAB de CV 17,842 165
Wal-Mart de Mexico SAB de CV 47,829 144
3,209

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 973
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 2.2%
ABN AMRO Group NV(Þ) 41,721 778
Aegon NV 171,228 741
Akzo Nobel NV 9,550 880
ASML Holding NV 5,970 1,565
Exor NV 12,248 943
Heineken Holding NV 4,969 474
Heineken NV 7,289 744
ING Groep NV 177,598 2,006
Koninklijke Ahold Delhaize NV 111,081 2,766
Koninklijke DSM NV 571 68
Koninklijke KPN NV 34,902 108
Koninklijke Philips NV 1,650 72
NN Group NV 39,596 1,510
Prosus NV(Æ) 5,957 411
Qiagen NV(Æ) 9,912 298
Randstad Holding NV 22,795 1,263
Unilever NV 14,797 875
Wolters Kluwer NV 11,704 862
16,364
Norway - 0.8%
Adevinta ASA Class B(Æ) 2,492 28
DNB ASA 88,592 1,610
Marine Harvest ASA 21,648 529
Norsk Hydro ASA 235,126 831
Orkla ASA 60,773 584
Statoil ASA Class N 69,188 1,286
Telenor ASA 28,347 531
Yara International ASA 6,279 245
5,644
Peru - 0.0%
Credicorp , Ltd. 906 194
Philippines - 0.1%
Ayala Land, Inc. 286,370 274
GT Capital Holdings, Inc. 8,215 145
SM Investments Corp. 15,560 314
SM Prime Holdings, Inc. 397,200 305
1,038
Poland - 0.2%
Bank Pekao SA 3,964 112
CD Projekt SA 4,593 303
Grupa Lotos SA 5,771 144
KGHM Polska Miedz SA(Æ) 9,188 201
mBank SA(Æ) 1,289 129
Polski Koncern Naftowy ORLEN SA 13,128 358
Polskie Gornictwo Naftowe i
Gazownictwo SA 52,562 65
Powszechna Kasa Oszczednosci Bank
Polski SA 22,727 227
Powszechny Zaklad Ubezpieczen SA 21,685 210
1,749
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.3%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 488,876 2,012
2,015
Russia - 0.5%
Evraz PLC 50,651 241
Gazprom PJSC 184,712 750
Inter RAO UES PJSC 1,593,139 107
Lukoil PJSC 7,414 684
MMC Norilsk Nickel PJSC 1,160 324
Novatek PJSC - GDR 1,412 302
Rosneft Oil Co. PJSC 45,953 305
Sberbank of Russia PJSC Class T 177,114 649
Tatneft PJSC 30,209 352
3,714
Singapore - 0.6%
BOC Aviation, Ltd.(Þ) 12,800 120
CapitaLand, Ltd. 251,200 661
DBS Group Holdings, Ltd. 24,700 471
Oversea-Chinese Banking Corp., Ltd. 127,313 1,019
Singapore Telecommunications, Ltd. 153,500 372
United Overseas Bank, Ltd. 56,300 1,108
Wilmar International, Ltd. 198,800 547
4,298
South Africa - 0.7%
Absa Group, Ltd. 21,157 217
Anglo American Platinum, Ltd. 3,651 272
AngloGold Ashanti, Ltd. 18,182 401
Bidvest Group, Ltd. (The) 21,580 294
Exxaro Resources, Ltd. 16,109 132
FirstRand, Ltd. 29,033 125
Fortress REIT, Ltd. Class A(ö) 97,577 136
Gold Fields, Ltd. - ADR 52,313 323
Growthpoint Properties, Ltd.(ö) 178,015 261
Investec PLC 69,140 393
Investec, Ltd. 20,102 114
Naspers, Ltd. Class N 5,957 847
Nedbank Group, Ltd. 8,452 128
Old Mutual, Ltd. 183,576 239
Redefine Properties, Ltd.(ö) 341,667 170
Remgro, Ltd. 13,722 157
RMB Holdings, Ltd. 37,270 196
Sappi, Ltd. - ADR 42,043 108
Sasol, Ltd. - ADR 7,370 134
Standard Bank Group, Ltd. 31,691 364
Truworths International, Ltd. 35,558 126
Woolworths Holdings, Ltd. 58,203 222
5,359
South Korea - 1.2%
Dongbu Insurance Co., Ltd. 2,274 99
GS Engineering & Construction Corp. 3,610 95
Hana Financial Group, Inc. 7,004 202
Hanwha Chemical Corp. 7,051 99

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
974 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Glovis Co., Ltd. 866 112
Hyundai Mobis Co., Ltd. 2,112 429
Hyundai Motor Co. 2,257 236
Industrial Bank of Korea 14,934 151
KB Financial Group, Inc. 6,334 227
KCC Corp. 372 72
Kia Motors Corp. 8,842 322
Korea Electric Power Corp. 11,666 255
Korea Zinc Co., Ltd. 256 95
KT&G Corp. 1,816 156
Kumho Petrochemical Co., Ltd. 1,303 78
LG Corp. Class H 5,955 354
LG Display Co., Ltd. 14,089 165
LG Electronics, Inc. Class H 2,260 130
LG Household & Health Care, Ltd. 270 291
Lotte Chemical Corp. 381 74
POSCO 1,375 248
Samsung Electronics Co., Ltd. 62,340 2,695
Samsung Fire & Marine Insurance Co.,
Ltd. 648 120
Samsung SDS Co., Ltd. 556 96
Shinhan Financial Group Co., Ltd. 11,977 436
Shinsegae , Inc. 476 96
SK Holdings Co., Ltd. 588 131
SK Hynix, Inc. 8,941 628
SK Innovation Co., Ltd. 2,669 364
SK Telecom Co., Ltd. 515 105
Woori Financial Group, Inc. 24,576 247
8,808
Spain - 2.5%
ACS Actividades de Construccion y
Servicios SA 38,516 1,564
Aena SA(Þ) 1,981 364
Banco Bilbao Vizcaya Argentaria SA
- ADR 307,551 1,613
Banco de Sabadell SA - ADR 428,250 470
Banco Santander SA - ADR 589,397 2,363
Bankinter SA 91,092 631
CaixaBank SA 289,292 828
Enagas SA 35,011 867
Endesa SA - ADR 39,161 1,066
Ferrovial SA 15,605 461
Gas Natural SDG SA 26,947 735
Iberdrola SA 191,844 1,971
Mapfre SA 114,903 321
Red Electrica Corp. SA 50,630 1,020
Repsol SA - ADR 135,526 2,226
Telefonica SA - ADR 293,366 2,249
18,749
Sweden - 2.6%
Alfa Laval AB 18,789 434
Assa Abloy AB Class B 46,732 1,109
Atlas Copco AB(Æ) 15,845 560
Bausch & Lomb, Inc.(Æ) 58,485 1,574
Electrolux AB 8,653 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Epiroc AB Class A 29,769 335
Essity Aktiebolag Class B 18,668 583
Hennes & Mauritz AB Class B(Ñ) 19,916 416
Hexagon AB Class B 9,618 491
ICA Gruppen AB 6,057 268
Industrivarden AB Class C 13,343 289
Investor AB Class B 15,571 799
L E Lundbergforetagen AB Class B 10,820 408
Lundin Petroleum AB 11,854 393
Sandvik AB 76,080 1,343
Securitas AB Class B 34,658 554
Skandinaviska Enskilda Banken AB
Class A 142,742 1,369
Skanska AB Class B 58,415 1,245
SKF AB Class B 56,177 1,016
Svenska Handelsbanken AB Class A 65,475 656
Swedbank AB Class A 76,916 1,079
Swedish Match AB 4,928 231
Tele2 AB Class B 32,552 466
Telefonaktiebolaget LM Ericsson Class B 42,641 372
Telia Co. AB 222,491 978
Volvo AB Class B 121,468 1,824
19,019
Switzerland - 8.1%
ABB, Ltd. 74,788 1,570
Adecco SA 30,208 1,791
Alcon, Inc.(Æ) 12,641 747
Baloise Holding AG 9,914 1,832
Barry Callebaut AG 142 300
Chocoladefabriken Lindt & Spruengli
AG 228 2,440
Cie Financiere Richemont SA 5,309 418
Coca-Cola HBC AG - ADR(Æ) 5,944 181
Credit Suisse Group AG(Æ) 140,060 1,738
EMS- Chemie Holding AG 562 352
Geberit AG 1,966 999
Givaudan SA 465 1,367
Glencore PLC(Æ) 727,008 2,193
Julius Baer Group, Ltd.(Æ) 20,759 916
Kuehne & Nagel International AG 4,722 763
LafargeHolcim , Ltd.(Æ) 32,918 1,699
Nestle SA 104,630 11,172
Novartis AG 81,501 7,120
Pargesa Holding SA 5,664 448
Partners Group Holding AG 1,064 831
Roche Holding AG 23,618 7,123
Schindler Holding AG 4,721 1,140
SGS SA 378 987
Sika AG 2,825 486
Sonova Holding AG 2,404 551
Straumann Holding AG 289 258
Swiss Life Holding AG 4,038 2,023
Swiss Prime Site AG Class A(Æ) 5,038 519
Swiss Re AG 21,035 2,205
Swisscom AG 1,458 746
Temenos AG(Æ) 1,794 256

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 975
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UBS Group AG(Æ) 149,972 1,771
Zurich Insurance Group AG 7,379 2,883
59,825
Taiwan - 1.4%
Asia Cement Corp. 87,000 123
Asustek Computer, Inc. 20,000 136
AU Optronics Corp. 519,849 132
Catcher Technology Co., Ltd. 22,000 185
Cathay Financial Holding Co., Ltd. 129,000 170
China Development Financial Holding
Corp. 419,000 130
China Life Insurance Co., Ltd.(Æ) 180,200 148
Compal Electronics, Inc. 249,688 149
CTBC Financial Holding Co., Ltd. 387,000 269
Far Eastern New Century Corp. 234,000 227
First Financial Holding Co., Ltd. 281,690 206
Formosa Chemicals & Fibre Corp. 101,000 293
Formosa Plastics Corp. 102,000 326
Foxconn Technology Co., Ltd. 40,000 85
Fubon Financial Holding Co., Ltd. 151,000 220
Hon Hai Precision Industry Co., Ltd. 180,200 474
Hua Nan Financial Holdings Co., Ltd. 462,820 333
Largan Precision Co., Ltd. 2,000 292
Lite-On Technology Corp. 126,722 209
MediaTek , Inc. 11,000 147
Mega Financial Holding Co., Ltd. 329,000 322
Nan Ya Plastics Corp. 113,000 266
Pegatron Corp. 41,000 80
Shin Kong Financial Holding Co., Ltd.
(Æ) 448,365 141
SinoPac Financial Holdings Co., Ltd. 504,900 207
Synnex Technology International Corp. 102,000 121
Taiwan Cement Corp. 253,080 335
Taiwan Cooperative Financial Holding
Co., Ltd. 333,122 229
Taiwan Semiconductor Manufacturing
Co., Ltd. 293,000 2,848
Uni -President Enterprises Corp. 202,000 499
Wistron Corp. 172,761 158
WPG Holdings, Ltd. 92,000 116
Yageo Corp. 15,000 154
Yuanta Financial Holding Co., Ltd. 515,000 322
10,052
Thailand - 0.3%
Airports of Thailand PCL 92,800 241
Banpu PCL 170,000 65
CP ALL PCL 56,800 147
IRPC PCL 645,400 73
Kasikornbank PCL 30,700 142
Krung Thai Bank PCL 207,400 114
PTT Exploration & Production PCL 82,400 329
PTT Global Chemical PCL 145,700 246
PTT PCL 221,200 331
Siam Cement PCL (The) 6,800 83
Siam Commercial Bank PCL (The) 36,000 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thai Oil PCL 67,900 154
2,059
Turkey - 0.1%
Akbank TAS(Æ) 160,931 195
Turk Hava Yollari AO(Æ) 38,982 79
Turkiye Garanti Bankasi AS(Æ) 58,117 93
Turkiye Is Bankasi AS Class C(Æ) 109,082 111
478
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC 86,045 183
Dubai Islamic Bank PJSC 118,881 171
National Bank of Abu Dhabi PJSC 49,121 204
558
United Kingdom - 13.7%
3i Group PLC 152,780 2,237
Anglo American PLC 115,906 2,980
Associated British Foods PLC 9,583 277
AstraZeneca PLC 30,733 2,997
Auto Trader Group PLC(Þ) 25,318 185
Aviva PLC 374,825 2,017
BAE Systems PLC 136,304 1,017
Barclays PLC 706,261 1,534
Barratt Developments PLC 207,744 1,705
Berkeley Group Holdings PLC 26,364 1,503
BP PLC 950,410 6,039
British American Tobacco PLC 102,207 3,572
British Land Co. PLC (The)(ö) 76,283 616
BT Group PLC 886,835 2,352
Centrica PLC 1,044,675 987
Coca-Cola European Partners PLC 14,430 772
Compass Group PLC 46,098 1,229
Croda International PLC(Æ) 12,687 792
Diageo PLC 70,869 2,901
Direct Line Insurance Group PLC 289,920 1,023
easyJet PLC 36,159 580
Experian PLC 32,679 1,028
Fiat Chrysler Automobiles NV 117,535 1,833
GlaxoSmithKline PLC - ADR 131,098 3,005
Halma PLC 7,063 171
HSBC Holdings PLC 878,722 6,645
Imperial Tobacco Group PLC 39,040 858
InterContinental Hotels Group PLC(Æ) 6,769 409
ITV PLC 734,455 1,276
J Sainsbury PLC 314,231 829
John Wood Group PLC 112,516 494
Johnson Matthey PLC 9,875 393
Kingfisher PLC 456,553 1,228
Land Securities Group PLC(ö) 35,329 432
Legal & General Group PLC 697,234 2,387
Lloyds Banking Group PLC 4,218,475 3,104
London Stock Exchange Group PLC 8,921 805
M&G PLC(Æ) 10,598 29
Micro Focus International PLC(Æ) 48,012 659
Mondi PLC 39,735 825

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
976 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC 154,190 1,803
Next PLC 7,695 659
Pearson PLC 127,643 1,131
Persimmon PLC Class A 65,590 1,938
Prudential PLC 10,598 186
Reckitt Benckiser Group PLC 17,990 1,391
RELX PLC 41,976 1,011
Rentokil Initial PLC 80,541 474
Rio Tinto PLC 67,194 3,491
Rolls-Royce Holdings PLC(Æ) 30,846 283
Royal Dutch Shell PLC Class A 24,000 696
Royal Dutch Shell PLC Class B 274,811 7,914
Sage Group PLC (The) 30,094 281
Scottish & Southern Energy PLC 47,546 791
Segro PLC(ö) 87,758 960
Severn Trent PLC Class H 14,575 426
Smith & Nephew PLC 48,989 1,050
Smiths Group PLC 22,490 470
St. James's Place PLC 18,900 255
Standard Chartered PLC 220,207 2,002
Standard Life Aberdeen PLC(Æ) 450,397 1,774
Taylor Wimpey PLC 591,930 1,275
Tesco PLC 360,488 1,100
Unilever PLC 34,097 2,046
United Utilities Group PLC 65,870 743
Wausau Paper Corp. 171,727 2,146
Wm Morrison Supermarkets PLC 503,674 1,298
X5 Retail Group NV - GDR(Æ) 5,976 200
101,519
United States - 0.2%
Autohome , Inc. - ADR(Æ) 1,191 101
Carnival PLC 28,422 1,138
1,239
Total Common Stocks
(cost $670,532) 707,023
Preferred Stocks - 1.2%
Brazil - 0.4%
Banco Bradesco SA
6.105% (Ÿ) 61,898 543
Cia Energetica de Minas Gerais
4.597% (Ÿ) 56,090 191
Investimentos Itau SA
5.280% (Ÿ) 74,815 256
Itau Unibanco Holding SA
4.845% (Ÿ) 68,564 619
Petroleo Brasileiro SA
4.417% (Ÿ) 103,236 782
Telefonica Brasil SA
6.853% (Ÿ) 23,256 308
2,699
Colombia - 0.0%
Bancolombia SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.397% (Ÿ) 13,875 181
Germany - 0.8%
Henkel AG & Co KGaA
1.959% (Ÿ) 7,710 801
Porsche Automobil Holding SE
3.191% (Ÿ) 27,900 2,053
Sartorius AG
0.353% (Ÿ) 1,710 332
Volkswagen AG
2.668% (Ÿ) 11,804 2,247
5,433
Russia - 0.0%
Surgutneftegas PJSC
19.746% (Ÿ) 507,633 298
South Korea - 0.0%
Samsung Electronics Co., Ltd.
3.311% (Ÿ) 3,132 110
United Kingdom - 0.0%
Rolls-Royce Holdings PLC(Š)
0.000% (Ÿ) 1,418,916 2
Total Preferred Stocks
(cost $7,568) 8,723
Warrants & Rights - 0.0%
Hong Kong - 0.0%
Legend Holdings Corp.(Æ)
2023 Rights   2,053 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 1.2%
United States - 1.2%
U.S. Cash Management Fund(@) 8,831,502 (∞) 8,835
Total Short-Term Investments
(cost $8,834) 8,835
Other Securities - 0.0%
U.S. Cash Collateral Fund(×)(@) 418,635 (∞) 419
Total Other Securities
(cost $419) 419
Total Investments 98.1%
(identified cost $687,353) 725,000
Other Assets and Liabilities, Net
- 1.9%
14,050
Net Assets - 100.0%
739,050

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 977
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.0%
ABN AMRO Group NV 06/19/18 EUR 41,721 19.14 799
778
Aena SA 06/02/16 EUR 1,981 134.49 266
364
Amundi SA 01/10/17 EUR 7,828 68.07 533
559
Auto Trader Group PLC 04/30/19 GBP 25,318 7.50 190
185
BOC Aviation, Ltd. 06/19/18 HKD 12,800 6.45 83
120
CGN Power Co., Ltd. 07/19/19 HKD 651,000 0.28 184
169
Covestro AG 07/20/16 EUR 24,947 62.98 1,571
1,198
Hydro One, Ltd. 06/19/18 CAD 37,638 15.29 575
700
Innogy SE 07/19/19 EUR 1,528 48.29 74
76
Longfor Properties Co., Ltd. 06/19/18 HKD 81,500 3.06 250
337
Moneta Money Bank AS 06/19/18 CZK 30,025 3.44 103
100
Orsted A/S 01/17/18 DKK 7,390 64.47 476
649
Pirelli & C SpA 10/31/18 EUR 79,949 7.38 590
465
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 190,000 0.68 130
122
Poste Italiane SpA 07/20/16 EUR 59,504 6.90 411
725
WH Group, Ltd. 04/30/19 HKD 312,000 1.17 367
327
Wuxi Biologics (Cayman), Inc. 07/19/19 HKD 26,548 10.97 291
312
7,186
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 570 EUR 20,571 12/19
550
Hang Seng Index Futures 61 HKD 82,301 11/19
64
MSCI EAFE Index Futures 112 USD 10,960 12/19
477
S&P/TSX 60 Index Futures 150 CAD 29,547 12/19
(216)
SPI 200 Index Futures 96 AUD 15,934 12/19
(9)
TOPIX Index Futures 65 JPY 1,084,525 12/19
779
Short Positions
MSCI Emerging Markets Index Futures 987 USD 51,393 12/19
(570)
S&P 500 E-Mini Index Futures 162 USD 24,590 12/19
(227)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
848
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,971 AUD 4,312 12/18/19 5
Bank of Montreal USD 6,320 CAD 8,306 12/18/19 (13)
Bank of Montreal USD 1,659 HKD 13,000 12/18/19 —
Bank of Montreal USD 3,444 JPY 366,547 12/18/19 (41)
Bank of Montreal CHF 1,490 USD 1,517 12/18/19 2
Bank of Montreal SEK 13,510 USD 1,408 12/18/19 5
Bank of New York USD 2,969 AUD 4,312 12/18/19 7
Bank of New York USD 6,321 CAD 8,306 12/18/19 (13)
Bank of New York USD 1,659 HKD 13,000 12/18/19 —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
978 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,444 JPY 366,547 12/18/19 (41)
Bank of New York CHF 1,490 USD 1,516 12/18/19 1
Bank of New York SEK 13,510 USD 1,408 12/18/19 5
Citigroup USD 2,970 AUD 4,312 12/18/19 6
Citigroup USD 6,320 CAD 8,306 12/18/19 (12)
Citigroup USD 1,658 HKD 13,000 12/18/19 —
Citigroup USD 3,443 JPY 366,547 12/18/19 (39)
Citigroup CHF 1,490 USD 1,517 12/18/19 1
Citigroup SEK 13,510 USD 1,408 12/18/19 5
Royal Bank of Canada USD 2,973 AUD 4,312 12/18/19 3
Royal Bank of Canada USD 6,322 CAD 8,306 12/18/19 (14)
Royal Bank of Canada USD 1,659 HKD 13,000 12/18/19 —
Royal Bank of Canada USD 3,447 JPY 366,547 12/18/19 (43)
Royal Bank of Canada CHF 1,490 USD 1,518 12/18/19 2
Royal Bank of Canada SEK 13,510 USD 1,410 12/18/19 7
Standard Chartered USD 2,970 AUD 4,312 12/18/19 6
Standard Chartered USD 6,320 CAD 8,306 12/18/19 (13)
Standard Chartered USD 1,658 HKD 13,000 12/18/19 —
Standard Chartered USD 3,444 JPY 366,547 12/18/19 (40)
Standard Chartered CHF 1,490 USD 1,516 12/18/19 1
Standard Chartered SEK 13,510 USD 1,408 12/18/19 5
State Street USD 3,669 EUR 3,296 12/18/19 18
State Street GBP 698 USD 864 12/18/19 (41)
State Street NOK 21,270 USD 2,387 12/18/19 73
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(158)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 21,770 $ —
$ —
$ 21,770 3 . 0
Austria — 3,936 —
—
3,936 0.5
Belgium — 4,542 —
—
4,542 0.6
Brazil 4,055 — —
—
4,055 0. 6
Canada 37,658 — —
—
37,658 5.1
Chile — 569 —
—
569 0.1
China 4,644 14,656 169
—
19,469 2.6
Colombia 165 — —
—
165 —
*
Czech Republic — 100 —
—
100 —
*
Denmark — 8,613 —
—
8,613 1.2
Finland — 9,788 —
—
9,788 1.3
France — 64,541 —
—
64,541 8.7
Germany — 53,306 —
—
53,306 7.2

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 979
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Greece — 245 —
—
245 —
*
Hong Kong — 12,493 60
—
12,553 1.7
Hungary — 430 —
—
430 0.1
Indonesia — 871 —
—
871 0.1
Ireland 983 5,078 —
—
6,061 0.8
Israel 1,115 5,650 —
—
6,765 0.9
Italy — 18,474 —
—
18,474 2.5
Japan — 163,019 —
—
163,019 22. 1
Luxembourg — 3,300 —
—
3,300 0. 5
Malaysia — 903 —
—
903 0.1
Mexico 3,209 — —
—
3,209 0.4
Netherlands 411 15,953 —
—
16,364 2.2
Norway — 5,644 —
—
5,644 0.8
Peru 194 — —
—
194 —
*
Philippines — 1,038 —
—
1,038 0.1
Poland — 1,749 —
—
1,749 0.2
Portugal — 2,012 3
—
2,015 0.3
Russia — 3,714 —
—
3,714 0.5
Singapore — 4,298 —
—
4,298 0.6
South Africa — 5,359 —
—
5,359 0.7
South Korea — 8,808 —
—
8,808 1.2
Spain — 18,749 —
—
18,749 2.5
Sweden — 19,019 —
—
19,019 2.6
Switzerland — 59,825 —
—
59,825 8.1
Taiwan — 10,052 —
—
10,052 1.4
Thailand — 2,059 —
—
2,059 0.3
Turkey — 478 —
—
478 0.1
United Arab Emirates — 558 —
—
558 0.1
United Kingdom 1,001 100,518 —
—
101,519 13. 7
United States 101 1,138 —
—
1,239 0.2
Preferred Stocks 2,880 5,841 2 — 8,723 1.2
Warrants & Rights — — — — — —
Short-Term Investments — — — 8,835 8,835 1.2
Other Securities — — — 419 419 —
*
Total Investments 56,416 659,096 234 9,254 725,000 98. 1
Other Assets and Liabilities, Net 1 . 9
100.0

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
980 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,870 — — — 1,870 0. 3
Foreign Currency Exchange Contracts — 152 — — 152 —
*
A
Liabilities
Futures Contracts (1,022) — — — (1,022) (0.1)
Foreign Currency Exchange Contracts — (310) — — (310) (—)
*
Total Other Financial Instruments
**
$ 848 $ (158) $ — $ — $ 690
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
98,720
Consumer Staples ...................................................................
40,021
Energy ....................................................................................
49,624
Financial Services ...................................................................
200,362
Health Care .............................................................................
48,556
Materials and Processing ........................................................
79,269
Producer Durables ..................................................................
101,090
Technology ..............................................................................
40,706
Utilities ...................................................................................
57,398
Warrants & Rights ..................................................................
—
Short-Term Investments ..........................................................
8,835
Other Securities ......................................................................
419
Total Investments .................................................................... 725,000

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 981
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 152
Variation margin on futures contracts* 1,870 —
Total
$ 1,870 $ 152
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,022 $ —
Unrealized depreciation on foreign currency exchange contracts — 310
Total
$ 1,022 $ 310
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,290 $ —
Foreign currency exchange contracts — 843
Total
$ 1,290 $ 843
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 35 8 $ —
Foreign currency exchange contracts — 292
Total
$ 35 8 $ 292
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
982 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 395 $ — $ 395
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 152 — 152
Total Financial and Derivative Assets
547 — 547
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 547 $ — $ 547
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 11 $ 11 $ — $ —
Bank of New York
12 12 — —
Citigroup
408 13 395 —
Royal Bank of Canada
13 13 — —
Standard Chartered
12 12 — —
State Street
91 41 — 50
Total
$ 547 $ 102 $ 395 $ 50

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 983
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 310 $ — $ 310
Total Financial and Derivative Liabilities
310 — 310
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 310 $ — $ 310
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 5 2 $ 11 $ — $ 4 1
Bank of New York 54 12 — 42
Citigroup 52 13 — 39
Royal Bank of Canada 58 13 — 45
Standard Chartered 53 12 — 41
State Street 41 41 — —
Total
$ 31 0 $ 102 $ — $ 20 8
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
984 Multifactor International Equity Fund
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 687,353
Investments, at fair value(*)(>) ......................................................................................................................................................
725,000
Foreign currency holdings(^) ......................................................................................................................................................... 2,513
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 152
Receivables:
Dividends and interest ....................................................................................................................................................... 2,52 4
Dividends from affiliated funds .......................................................................................................................................... 21
Fund shares sold ................................................................................................................................................................ 171
Foreign capital gains taxes recoverable ............................................................................................................................. 1,444
From broker(a) ................................................................................................................................................................... 7,838
Variation margin on futures contracts ................................................................................................................................. 854
Total assets .................................................................................................................................................
740,51 7
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 2
Fund shares redeemed ....................................................................................................................................................... 351
Accrued fees to affiliates .................................................................................................................................................... 242
Other accrued expenses ..................................................................................................................................................... 124
Deferred capital gains tax liability ..................................................................................................................................... 19
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 310
Payable upon return of securities loaned ....................................................................................................................................... 41 9
Total liabilities .............................................................................................................................................
1,46 7
Net Assets ............................................................................................................................................................
$ 739,050

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 985
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (575)
Shares of beneficial interest ...........................................................................................................................................................
760
Additional paid-in capital ..............................................................................................................................................................
738,865
Net Assets ............................................................................................................................................................
$ 739,050
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.73
Class M — Net assets ............................................................................................................................................................ $ 13,539,136
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,391,401
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 9.72
Class R6 — Net assets ........................................................................................................................................................... $ 32,980
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 3,392
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.71
Class S — Net assets ............................................................................................................................................................. $ 147,693,987
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 15,213,402
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.72
Class Y — Net assets ............................................................................................................................................................. $ 577,783,557
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 59,417,294
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,510
(*)     Securities on loan included in investments $ 395
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 9,254
(a)     Receivable from Broker for Futures $ 7,838
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
986 Multifactor International Equity Fund
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 30,384
Dividends from affiliated funds ......................................................................................................................................... 362
Securities lending income (net) ......................................................................................................................................... 239
Less foreign taxes withheld ............................................................................................................................................... (2,861)
Total investment income ...............................................................................................................................................................
28,124
Expenses
Advisory fees .................................................................................................................................................................... 3,374
Administrative fees ........................................................................................................................................................... 363
Custodian fees ................................................................................................................................................................... 294
Transfer agent fees - Class M ............................................................................................................................................ 2 6
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 267
Transfer agent fees - Class Y ............................................................................................................................................ 25
Professional fees ............................................................................................................................................................... 108
Registration fees ............................................................................................................................................................... 87
Trustees’ fees .................................................................................................................................................................... 30
Printing fees ...................................................................................................................................................................... 35
Miscellaneous ................................................................................................................................................................... 27
Expenses before reductions .............................................................................................................................................. 4,637
Expense reductions ........................................................................................................................................................... (913)
Net expenses .................................................................................................................................................................................
3,724
Net investment income (loss) ........................................................................................................................................................
24,400
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (739)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,290
Foreign currency exchange contracts ................................................................................................................................ 843
Foreign currency-related transactions ............................................................................................................................... (41)
Net realized gain (loss) ..................................................................................................................................................................
1,355
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 30,129
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 358
Foreign currency exchange contracts ................................................................................................................................ 292
Foreign currency-related transactions ............................................................................................................................... 279
Net change in unrealized appreciation (depreciation) ................................................................................................................... 31,060
Net realized and unrealized gain (loss) ......................................................................................................................................... 32,415
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 56,815

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 987
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 24,400 $ 22,197
Net realized gain (loss) ...................................................................................................................... 1,355 34,526
Net change in unrealized appreciation (depreciation) ....................................................................... 31,060 (119,861)
Net increase (decrease) in net assets from operations ............................................................................. 56,815 (63,138)
Distributions
To shareholders
Class M ......................................................................................................................................... (375) (152)
Class R6 ........................................................................................................................................ (90) (74)
Class S ........................................................................................................................................... (4,024) (2,541)
Class Y .......................................................................................................................................... (20,106) (21,230)
Net decrease in net assets from distributions .......................................................................................... (24,595) (23,997)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (72,483) (69,716)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(40,263) (156,851)
Net Assets
Beginning of period .................................................................................................................................
779,313 936,164
End of period ..........................................................................................................................................
$ 739,050 $ 779,313

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
988 Multifactor International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 584 $ 5,400 917 $ 9,414
Proceeds from reinvestment of distributions 44 375 15 152
Payments for shares redeemed (422) (3,891) (190) (1,945)
Net increase (decrease)
206 1,884 742 7,621
Class R6
Proceeds from shares sold 9 79 28 290
Proceeds from reinvestment of distributions 10 90 7 74
Payments for shares redeemed (316) (2,808) (7) (75)
Net increase (decrease)
(297) (2,639) 28 289
Class S
Proceeds from shares sold 6,700 61,321 7,154 73,343
Proceeds from reinvestment of distributions 457 3,904 245 2,509
Payments for shares redeemed (5,714) (52,813) (3,041) (31,231)
Net increase (decrease)
1,443 12,412 4,358 44,621
Class Y
Proceeds from shares sold 3,483 31,931 1,584 16,100
Proceeds from reinvestment of distributions 2,352 20,106 2,073 21,229
Payments for shares redeemed (14,750) (136,177) (15,280) (159,576)
Net increase (decrease)
(8,915) (84,140) (11,623) (122,247)
Total increase (decrease)
(7,563) $ (72,483) (6,495) $ (69,716)

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
990 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class M
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
October 31, 2017 8.59 .20 1.81 2.01 (.20) (.20)
October 31, 2016 9.14 .22 (.52) (.30) (.25) (.25)
October 31, 2015(1) 9.07 .22 (.15) .07 — —
Class R6
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
October 31, 2017 8.59 .17 1.84 2.01 (.20) (.20)
October 31, 2016(4) 7.79 .19 .61 .80 — —
Class S
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
October 31, 2017 8.58 .26 1.73 1.99 (.19) (.19)
October 31, 2016 9.12 .21 (.52) (.31) (.23) (.23)
October 31, 2015(1) 9.07 .23 (.18) .05 — —
Class Y
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)
October 31, 2017 8.59 .22 1.78 2.00 (.20) (.20)
October 31, 2016 9.13 .23 (.52) (.29) (.25) (.25)
October 31, 2015 9.42 .29 (.52) (.23) (.06) (.06)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 991
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.9 1) 11,064 .77 .54 2.66 53
10.40 23.87 4,619 .74 .53 2.09 47
8.59 (3.25) 867 .79 .49 2.62 57
9.14 .77 2,724 .84 .49 2.77 25
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
10.40 23.95 2,832 .58 .51 1.77 47
8.59 10.27 110 .62 .47 3.32 57
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
10.38 23.71 97,728 .73 .68 2.71 47
8.58 (3.35) 2,518 .78 .64 2.49 57
9.12 .55 1,679 .84 .64 2.91 25
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53
10.39 23.85 830,985 .56 .48 2.39 47
8.59 (3.11) 746,100 .59 .44 2.67 57
9.13 (2.43) 862,041 .65 .44 3.07 25

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
992 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 183,708
Administration fees 29,890
Transfer agent fees 27,027
Trustee fees 1,204
$ 241,829
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,484 $ 99,541 $ 106,606 $ — $ — $ 419 $ 108 $ —
U.S. Cash Management Fund 19,863 237,444 248,476 2 2 8,835 362 —
$ 27,347 $ 336,985 $ 355,082 $ 2 $ 2 $ 9,254 $ 470 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 701,160,295 $ 58,944,536 $ (34,484,986) $ 24,459,550 $ 26,078,060 $ (51,097,536)
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 24,594,966 $ — $ — $ 23,996,702 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Notes to Schedules of Investments — October 31, 2019
Notes to Schedules of Investments 993
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š
) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(
¢
) Date shown reflects next contractual call date.
(
+
) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(
&
) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(
ƕ
) Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2019
994 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2019
Notes to Financial Highlights 995
(1) For the period January 2, 2015 (inception date) to October 31, 2015.
(2) For the period May 1, 2015 (inception date) to October 31, 2015.
(3) For the period June 1, 2015 (inception date) to October 31, 2015.
(4) For the period March 1, 2016 (inception date) to October 31, 2016.
(5) For the period September 22, 2016 (inception date) to October 31, 2016.
(6) For the period February 28, 2017 (inception date) to October 31, 2017.
(7) For the period March 7, 2017 (inception date) to October 31, 2017.
(8) For the period March 16, 2017 (inception date) to October 31, 2017.
(9) For the period August 30, 2017 (inception date) to October 31, 2017.
(10) For the period September 28, 2017 (inception date) to October 31, 2017.
(11) For the period April 26, 2018 (inception date) to October 31, 2018.
(12) For the period July 30, 2018 (inception date) to October 31, 2018.
(13) For the period June 10, 2019 (inception date) to October 31, 2019.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class S Class Y
October 31, 2019 1.13% 1.88% 1.13% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 1.11% 0.82% 0.66%
October 31, 2017 1.11% 1.86% 1.11% 0.83% 0.67%
October 31, 2016 1.07% 1.83% 1.08% 0.83% 0.64%
October 31, 2015 N/A N/A N/A N/A N/A
For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class S Class Y
October 31, 2019 1.44% 2.19% 1.50% 1.15% 1.04%
October 31, 2018 1.46% 2.21% 1.46% 1.17% 1.03%
October 31, 2017 1.43% 2.17% 1.42% 1.15% 0.97%
October 31, 2016 1.37% 2.12% 1.37% 1.12% 0.93%
October 31, 2015 1.36% 2.11% 1.36% 1.11% 0.91%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class M Class S Class Y
October 31, 2019 0.98% 1.74% 0.98% 0.64% 0.73% 0.57%
October 31, 2018 0.99% 1.74% 0.99% 0.64% 0.74% 0.58%
October 31, 2017 1.01% 1.76% 1.01% 0.68% 0.76% —
October 31, 2016 1.02% 1.77% 1.02% — 0.77% —
October 31, 2015 1.02% 1.77% 1.02% — 0.77% —

Russell Investment Company
Notes to Financial Highlights, continued — October 31, 2019
996 Notes to Financial Highlights
Fund
Impact of the fee reimbursement on
gross and net expense ratios
Equity Income Fund
0.03%
Sustainable Equity Fund
0.02%
U.S. Small Cap Equity Fund
0.01%
International Developed Markets Fund
0.04%
Emerging Markets Fund
0.01%
Tax-Managed U.S. Mid & Small Cap Fund
0.01%
Investment Grade Bond Fund
0.02%
Short Duration Bond Fund
0.01%
For the U.S. Small Cap Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class M Class R6 Class S Class Y
October 31, 2019 1.25% 2.00% 1.25% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A N/A
October 31, 2017 N/A N/A N/A N/A N/A N/A N/A
October 31, 2016 N/A N/A N/A N/A N/A N/A N/A
October 31, 2015 N/A N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.
(k) Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the portfolio turnover rate revised from the rate originally presented in the October 31, 2015 financial statements.
(l) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.
(†) For the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the
Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

Russell Investment Company
Notes to Financial Statements — October 31, 2019
Notes to Financial Statements 997
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has evaluated the impact and believes the adoption of this ASU will not have a material impact on the financial statements.
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08,
Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt
Securities. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium.
The ASU is effective for fiscal periods, beginning after December 15, 2018 and interim periods within fiscal years beginning after
December 15, 2020. Although the funds in scope and extent of the impact to the financial statements has yet to be quantified, management believes the adoption of the ASU will primarily impact the fixed income funds.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
998 Notes to Financial Statements
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as
American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level
2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 999
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed
Markets, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity,
Tax-Managed Real Assets, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global
Real Estate Securities, Strategic Call Overwriting, Multifactor U.S. Equity, and Multifactor International Equity Funds had no
transfers between Levels 1, 2 and 3 for the period ended October 31, 2019, other than those caused by application of fair value factors. Transfers which result from the application of fair value factors are purposefully excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Short Duration Bond, Strategic Bond, Opportunistic Credit, Unconstrained Total Return, Multi-Strategy Income and Multi-
Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1000 Notes to Financial Statements
The Commodity Strategies Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:
The Global Equity Fund had transfers out of Level 3 into Level 1 representing financial instruments for which approved vendor sources became available. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising
Short Duration Bond Fund $ 1,494,255
Strategic Bond Fund 5,243,301
Opportunistic Credit Fund 1,530,312
Multi-Strategy Income Fund 9,061,581
Unconstrained Total Return Fund 2,277,509
Multi-Asset Growth Strategy Fund 14,379,921
Commodity Strategies Fund $ 4,963
Global Equity Fund $ 208,954

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1001
this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments.
Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Commodity Strategies and Multi-Asset Growth Strategy Funds may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and, through investments in each respective Subsidiary (as defined in note 3), commodity-linked swaps and other commodity-linked derivative instruments. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the
IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also subsequently issued proposed regulations that, if finalized, would generally treat the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1002 Notes to Financial Statements
proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Commodity Strategies and Multi-Asset Growth Strategy Funds
to qualify for regulated investment company status under the Code could be jeopardized if they are unable to treat income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Commodity Strategies and Multi-Asset Growth Strategy Funds' investments in their respective Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount the Fund's taxable income or any gains and distributions made by the Fund.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At October 31, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2016 through October 31, 2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S.
Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income, Multi-Asset Growth Strategy,
Strategic Call Overwriting and Multifactor U.S. Equity Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets Fund, Commodity
Strategies and Multifactor International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1003
sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class E, Class
M, Class P, Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2019. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 1 —
Global Equity Fund — 11,861
Emerging Markets Fund 742,870 606,919
Tax-Managed International Equity Fund 25,164 33,479
Tax-Managed Real Assets Fund — 135

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1004 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Asset and Liabilities and the Statement of
Operations, for the period ended October 31, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
Opportunistic Credit Fund — 1,054
Strategic Bond Fund 77,077 304
Global Infrastructure Fund — 365
Global Real Estate Securities Fund 7 —
Multi-Strategy Income Fund 3,539 2,207
Multi-Asset Growth Strategy Fund 24,222 7,570
Multifactor International Equity Fund 18,971 11,836

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1005
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
International Developed Markets Fund $ 1,043,783,853 $ 1,247,107,512 $ 699,067,730 $ 447,569,105
Global Equity Fund 413,602,535 408,404,077 342,304,651 186,006,524
Emerging Markets Fund 355,534,337 261,945,741 223,248,078 207,777,616
Tax-Managed International Equity Fund 155,656,473 154,727,421 356,170,888 8,313,461
Tax-Managed Real Assets Fund — — — 154,745
Opportunistic Credit Fund 348,089,345 360,749,988 334,852,097 343,367,985
Unconstrained Total Return Fund 162,515,176 150,707,003 109,893,094 120,820,480
Strategic Bond Fund 1,248,516,667 1,068,284,829 1,289,425,139 1,566,744,220
Investment Grade Bond Fund 103,330,426 152,432,156 206,174,580 221,399,039
Short Duration Bond Fund 35,187,786 40,200,819 41,720,728 28,153,996
Commodity Strategies Fund — — 56,313 109,382
Global Infrastructure Fund 94,831,210 52,592,266 204,843,120 103,751,435
Global Real Estate Securities Fund 82,390,342 48,510,888 147,139,398 52,473,623
Multi-Strategy Income Fund 336,230,842 279,040,487 291,767,428 285,217,192
Multi-Asset Growth Strategy Fund 1,351,903,443 1,323,757,753 1,385,179,284 1,343,259,370
Multifactor International Equity Fund 253,545,816 254,817,948 123,840,045 93,405,319

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1006 Notes to Financial Statements
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
As of October 31, 2019, the Strategic Call Overwriting Fund pledged securities valued at $46,982,002 as collateral in connection with options.
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
International Developed Markets Fund $ 1,049,778,268 $ 1,246,624,594 $ 697,198,422 $ 446,237,326
Global Equity Fund 416,338,710 409,531,048 344,482,849 185,268,294
Emerging Markets Fund 358,378,815 262,102,694 225,896,627 207,532,668
Tax-Managed International Equity Fund 157,738,095 153,144,881 356,897,869 8,214,814
Tax-Managed Real Assets Fund — — — 154,858
Opportunistic Credit Fund 348,312,673 361,249,785 339,102,472 341,928,726
Unconstrained Total Return Fund 162,022,321 151,336,334 110,376,689 121,059,792
Strategic Bond Fund 1,246,185,160 1,069,778,425 1,297,677,654 1,566,190,710
Investment Grade Bond Fund 103,253,512 152,485,407 207,948,969 221,601,069
Short Duration Bond Fund 35,209,138 40,078,761 41,923,187 27,995,985
Commodity Strategies Fund — — 56,137 109,228
Global Infrastructure Fund 94,803,805 52,226,692 204,791,471 103,604,339
Global Real Estate Securities Fund 82,580,141 48,388,938 146,977,818 52,385,665
Multi-Strategy Income Fund 336,160,670 277,920,087 288,397,623 285,302,646
Multi-Asset Growth Strategy Fund 1,351,286,324 1,324,612,489 1,385,100,972 1,338,565,095
Multifactor International Equity Fund 255,010,345 254,995,170 123,951,143 93,211,049

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1007
For the period ended October 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Sustainable Equity Fund Exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Return enhancement and hedging
Notional of Options Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Sustainable Equity Fund $ 24,836,500 $ 19,150,000 $ 20,204,500 $ 20,999,000
Unconstrained Total Return Fund 1,468,759,718 1,476,355,115 1,316,242,213 1,146,367,792
Strategic Bond Fund 237,403,062 77,301,250 320,765,875 427,899,159
Commodity Strategies Fund 44,831,320 234,887,419 79,315,609 63,611,351
Multi-Strategy Income Fund 768,280,949 803,194,141 497,257,576 1,375,896,592
Multi-Asset Growth Strategy Fund 1,458,607,476 1,498,912,602 1,110,339,458 2,465,801,223
Strategic Call Overwriting Fund 95,173,800 81,517,600 85,217,600 83,898,900

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1008 Notes to Financial Statements
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1009
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
Notional of Futures Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Equity Income Fund $ 8,654,400 $ 2,506,225 $ 7,157,520 $ 1,517,900
Sustainable Equity Fund 270,450 — — —
U.S. Dynamic Equity Fund 9,330,525 3,538,200 3,131,415 758,950
U.S. Strategic Equity Fund 32,454,000 28,747,875 15,806,190 83,029,130
U.S. Small Cap Equity Fund 61,208,160 12,275,340 57,155,375 54,328,150
International Developed Markets Fund 577,112,501 709,140,451 642,295,815 612,834,134
Global Equity Fund 357,753,232 273,165,493 222,358,783 236,052,553
Emerging Markets Fund 184,717,672 193,052,588 217,200,680 255,509,715
Tax-Managed U.S. Mid & Small Cap Fund — 7,301,580 — —
Tax-Managed International Equity Fund 341,139,154 381,323,682 478,208,363 451,893,079
Tax-Managed Real Assets Fund — — 20,428,755 10,625,300
Opportunistic Credit Fund 150,924,304 206,951,064 234,572,064 301,261,387
Unconstrained Total Return Fund 224,028,412 213,442,575 222,875,673 251,403,192
Strategic Bond Fund 3,125,667,295 3,122,475,863 3,135,648,336 3,986,906,105
Investment Grade Bond Fund 520,819,407 470,784,637 509,740,595 426,653,747
Short Duration Bond Fund 180,303,405 186,893,020 235,790,084 253,693,952
Tax-Exempt High Yield Bond Fund 19,350,063 19,540,156 20,132,656 20,586,906
Tax-Exempt Bond Fund 82,666,406 83,478,516 86,009,766 87,950,391
Commodity Strategies Fund 507,365,046 483,478,662 420,367,588 399,222,532
Global Infrastructure Fund 20,311,837 27,585,724 21,151,527 22,398,970
Global Real Estate Securities Fund 31,550,594 34,970,267 37,118,221 21,256,208
Multi-Strategy Income Fund 1,119,363,615 1,009,775,486 1,131,078,605 1,341,144,298
Multi-Asset Growth Strategy Fund 2,763,435,712 2,302,618,059 2,266,752,931 2,571,041,434
Strategic Call Overwriting Fund 2,028,375 4,275,325 3,280,530 3,491,170
Multifactor U.S. Equity Fund 270,450 16,216,750 6,710,175 13,964,680
Multifactor International Equity Fund 182,114,296 170,230,228 173,864,539 163,849,613

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1010 Notes to Financial Statements
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1011
the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1012 Notes to Financial Statements
meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
s
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2019, the Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Opportunistic Credit Fund $ 19,207,992 $ 37,864,802 $ 43,691,001 $ 88,537,697
Unconstrained Total Return Fund 88,425,000 89,140,000 83,698,000 80,977,000
Strategic Bond Fund 291,052,768 174,154,800 202,784,450 76,380,050
Short Duration Bond Fund 13,912,800 12,996,550 10,350,150 8,365,000
Multi-Strategy Income Fund 183,470,566 198,923,305 170,147,410 129,450,000
Multi-Asset Growth Strategy Fund 212,459,394 149,462,959 144,848,042 174,630,958
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Unconstrained Total Return Fund $ 1,174,472,100 $ 352,430,000 $ 474,343,800 $ 533,955,400
Strategic Bond Fund 407,799,583 479,579,545 399,331,272 460,748,928
Tax-Exempt High Yield Bond Fund 28,710,000 30,750,000 29,800,000 30,160,000
Tax-Exempt Bond Fund 19,880,000 23,900,000 23,030,000 23,350,000
Multi-Strategy Income Fund 3,107,750,836 689,204,297 983,164,174 1,683,615,309
Multi-Asset Growth Strategy Fund 4,773,231,712 1,328,506,259 1,845,471,009 2,891,193,211

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1013
to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2019, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial
Funds Strategies
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Emerging Markets Fund $ 4,242,360 $ 6,522,781 $ 5,031,372 $ —
Unconstrained Total Return Fund 26,818,050 26,090,539 25,047,050 23,727,335
Commodity Strategies Fund 564,605,477 536,335,406 443,474,437 381,934,616
Multi-Strategy Income Fund 55,804,690 105,400,212 105,995,582 104,166,411
Multi-Asset Growth Strategy Fund 160,148,983 206,517,119 208,010,641 208,509,927

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1014 Notes to Financial Statements
derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the
Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. The total amount of unfunded loan commitments as of October 31, 2019 was $319,085.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1015
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). Each of the Sustainable Equity Fund, U.S. Dynamic
Equity Fund and U.S. Small Cap Equity Fund may also engage in short sale transactions that are effected through State Street and may deliver cash received in connection with its reciprocal lending activity to State Street as collateral to secure the short sale transactions. Participation in this program may subject each Fund to a heightened risk that State Street would fail to return the
Fund’s cash collateral.
Each of the Sustainable Equity Fund, U.S. Dynamic Equity Fund and U.S. Small Cap Fund may participate in a reciprocal lending program with State Street through which each Fund is permitted to use cash collateral received in connection with certain security lending activities to finance the Fund’s short selling activity. Such arrangements subject these Funds to the risk that the counterparty holding the cash collateral may fail to return it promptly. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
As of October 31, 2019, the market value of securities on loan through the reciprocal lending program were as follows:
As of October 31, 2019, the Sustainable Equity Fund held $50,955,867, the U.S. Dynamic Equity Fund held $10,719,706, and the
U.S. Small Cap Equity Fund held $85,410,007 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
Amount
Sustainable Equity Fund
$ 36,996,094
U.S. Dynamic Equity Fund
7,402,259
U.S. Small Cap Equity Fund
63,869,335

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1016 Notes to Financial Statements
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of October 31, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1017
types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1018 Notes to Financial Statements
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1019
value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1020 Notes to Financial Statements
impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a “Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of October 31, 2019, net assets of the
Commodity Strategies Fund were $393,315,803 of which $83,964,360 or approximately 21.3%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Multi-Asset Growth Strategy Fund were $1,906,199,958 of which $108,508,569, or approximately 5.7%, represents the Fund’s ownership of the shares of its Subsidiary.
As of October 31, 2019, the market values of securities owned by the Cayman Commodity Strategies Fund, Ltd. within the
Consolidated Schedule of investments were as follows:
United States Federal Home Loan Discount Notes $ 23,745,752
U.S. Cash Management Fund 32,283,399
United States Treasury Bills 22,036,489
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Commodity
Strategies Fund, Ltd. for the period ended October 31, 2019 were $531,765, $34,137,214, and ($60,372), respectively.
As of October 31, 2019, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
U.S. Cash Management Fund $ 102,182,574
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Multi-Asset
Growth Strategy Fund, Ltd. for the period ended October 31, 2019 were $1,883,304, ($22,098,698), and $9,693, respectively.
The Commodity Strategies Fund and Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
Investment Transactions
Securities
During the period ended October 31, 2019, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:
Purchases Sales
Equity Income Fund $ 92,935,746 $ 308,928,736
Sustainable Equity Fund 321,782,219 416,993,078
U.S. Dynamic Equity Fund 106,948,760 122,905,607
U.S. Strategic Equity Fund 3,289,641,998 3,616,273,313
U.S. Small Cap Equity Fund 1,808,709,191 2,008,702,763
International Developed Markets Fund 1,310,881,162 1,954,560,690
Global Equity Fund 798,730,626 1,199,076,762
Emerging Markets Fund 1,453,711,205 1,865,496,932
Tax-Managed U.S. Large Cap Fund 1,370,105,448 1,077,081,904

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1021
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of October 31, 2019, the Funds had invested $1,648,369,374 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $356,193,066 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Purchases Sales
Tax-Managed U.S. Mid & Small Cap Fund 527,981,662 450,191,084
Tax-Managed International Equity Fund 1,477,725,046 1,129,311,886
Tax-Managed Real Assets Fund 511,553,273 111,183,048
Opportunistic Credit Fund 400,901,313 340,561,185
Unconstrained Total Return Fund 185,114,297 212,080,277
Strategic Bond Fund 1,505,326,003 1,709,056,857
Investment Grade Bond Fund 296,880,546 388,132,139
Short Duration Bond Fund 275,595,178 315,262,803
Tax-Exempt High Yield Bond Fund 400,818,236 288,932,874
Tax-Exempt Bond Fund 1,262,087,301 903,445,644
Commodity Strategies Fund 8,690,243 19,248,273
Global Infrastructure Fund 440,394,695 762,450,086
Global Real Estate Securities Fund 699,825,008 1,043,669,884
Multi-Strategy Income Fund 527,999,837 898,706,340
Multi-Asset Growth Strategy Fund 1,610,541,806 1,732,656,453
Strategic Call Overwriting Fund 17,985,291 22,572,011
Multifactor U.S. Equity Fund 214,796,409 419,125,909
Multifactor International Equity Fund 247,596,817 303,545,873
Purchases Sales
Opportunistic Credit Fund $ 3,166,935 $ 726,374
Unconstrained Total Return Fund 628,064,419 620,283,552
Strategic Bond Fund 2,783,386,662 3,213,348,516
Investment Grade Bond Fund 319,371,183 380,222,276
Short Duration Bond Fund 237,685,368 213,497,877
Commodity Strategies Fund 3,426,309 8,176,636
Multi-Strategy Income Fund 854,082,829 867,876,798
Multi-Asset Growth Strategy Fund 1,953,873,105 1,983,068,079

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1022 Notes to Financial Statements
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Dynamic Equity Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
In excess of $6 billion .61%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1023
The administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly to RIFUS.
Funds Asset Level Fee
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Commodity Strategies Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Strategic Call Overwriting Fund All assets .80%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1024 Notes to Financial Statements
* Administrative services are provided by RIFUS pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.
The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2019.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Dynamic Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Commodity Strategies Fund** .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund** .05
Strategic Call Overwriting Fund .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1025
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 29, 2020, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2019 was $172,702.
For the U.S. Dynamic Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Dynamic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended October 31, 2019 was $79,984. There were no reimbursements for the period ended October 31, 2019.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Advisory Administrative
Equity Income Fund
$ 1,899,716 $ 167,006
Sustainable Equity Fund
2,500,761 219,874
U.S. Dynamic Equity Fund
894,777 54,083
U.S. Strategic Equity Fund
18,535,769 1,230,059
U.S. Small Cap Equity Fund
11,126,642 768,627
International Developed Markets Fund
16,473,463 1,138,000
Global Equity Fund
14,667,867 755,678
Emerging Markets Fund
20,179,513 858,699
Tax-Managed U.S. Large Cap Fund
21,675,540 1,561,708
Tax-Managed U.S. Mid & Small Cap Fund
6,838,123 337,438
Tax-Managed International Equity Fund
12,825,284 740,367
Tax-Managed Real Assets Fund
1,264,997 74,037
Opportunistic Credit Fund
5,844,036 282,612
Unconstrained Total Return Fund
6,415,926 310,269
Strategic Bond Fund
19,022,610 1,976,213
Investment Grade Bond Fund
2,367,978 458,052
Short Duration Bond Fund
2,487,835 267,348
Tax-Exempt High Yield Bond Fund
4,224,499 408,643
Tax-Exempt Bond Fund
7,899,538 1,273,544
Commodity Strategies Fund
8,081,384 314,378
Global Infrastructure Fund
6,376,827 246,687
Global Real Estate Securities Fund
7,777,215 470,376
Multi-Strategy Income Fund
8,944,783 580,750
Multi-Asset Growth Strategy Fund
18,609,609 1,079,974
Strategic Call Overwriting Fund
762,930 46,114
Multifactor U.S. Equity Fund
1,903,861 306,881
Multifactor International Equity Fund
3,374,453 362,625

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1026 Notes to Financial Statements
Fund. The total amount of the waiver for the period ended October 31, 2019 was $6,599,831. There were no reimbursements for the period ended October 31, 2019.
For the International Developed Markets Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was $824,887. There were no reimbursements for the period ended October 31, 2019.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.95%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was
$708,860. There were no reimbursements for the period ended October 31, 2019.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 1.009%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2019 was $1,825,266. There were no reimbursements for the period ended October 31, 2019.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $979,003. There were no reimbursements for the period ended October 31, 2019.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was $296,677. There were no reimbursements for the period ended October 31, 2019.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was $1,770,226. There were no reimbursements for the period ended October 31, 2019.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International Equity
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was $310,055. There were no reimbursements for the period ended October 31, 2019.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1027
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2019 was $1,890,307.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $3,144,360. There were no reimbursements for the period ended October 31, 2019.
For the Strategic Bond Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was
$4,823,812. There were no reimbursements for the period ended October 31, 2019.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $381,602. There were no reimbursements for the period ended October 31, 2019.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2019 was $453,338.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $1,412,928. There were no reimbursements for the period ended October 31, 2019.
For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.7025%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2019 was $2,842,442.
The Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rates of up to 1.25% of the Commodity Strategies
Subsidiary’s net assets (the “Commodity Strategies Advisory Fees”). Pursuant to a contractual agreement with the Commodity
Strategies Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Commodity Strategies Fund to RIM in the amount equal to the amount of the Commodity Strategies Advisory Fees received by RIM. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended October 31, 2019 was $1,329,368. The total amount of the administrative fee waiver for the period ended October 31, 2019 was $53,175.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.92% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1028 Notes to Financial Statements
include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $2,706,664. There were no reimbursements for the period ended October 31, 2019.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2020, that results in an effective advisory fee not to exceed 0.76%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2019 was $316,611.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $3,894,177. There were no reimbursements for the period ended October 31, 2019.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary, the Cayman Multi-Asset Growth Strategy Fund, Ltd., borne indirectly by the Fund to the extent that such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended October 31, 2019 was $4,885,597.
The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee at the annual rate of up to 0.85% of the Multi-Asset Growth
Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Multi-
Asset Growth Strategy Fund to RIM in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Advisory
Fees received by RIM, if any. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended October 31, 2019 was $946,461. The total amount of the administrative fee waiver for the period ended October 31, 2019 was $53,846.
For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Call Overwriting
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was $425,791. There were no reimbursements for the period ended October 31, 2019.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2019 was $267,405. There were no reimbursements for the period ended October 31, 2019.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 29, 2020, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2019 was $893,261. There were no reimbursements for the period ended October 31, 2019.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1029
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2019 were as follows:
RIFUS has contractually agreed to waive, through February 29, 2020, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Equity Income Fund
$ 622,815
Sustainable Equity Fund
608,091
U.S. Dynamic Equity Fund
46,311
U.S. Strategic Equity Fund
4,948,921
U.S. Small Cap Equity Fund
2,491,756
International Developed Markets Fund
4,552,288
Global Equity Fund
1,707,468
Emerging Markets Fund
2,817,171
Tax-Managed U.S. Large Cap Fund
6,273,793
Tax-Managed U.S. Mid & Small Cap Fund
1,365,083
Tax-Managed International Equity Fund
2,973,852
Tax-Managed Real Assets Fund
297,646
Opportunistic Credit Fund
904,431
Unconstrained Total Return Fund
555,072
Strategic Bond Fund
6,583,748
Investment Grade Bond Fund
1,647,851
Short Duration Bond Fund
797,140
Tax-Exempt High Yield Bond Fund
1,642,801
Tax-Exempt Bond Fund
5,165,498
Commodity Strategies Fund
799,864
Global Infrastructure Fund
837,642
Global Real Estate Securities Fund
1,747,549
Multi-Strategy Income Fund
1,836,212
Multi-Asset Growth Strategy Fund
4,096,878
Strategic Call Overwriting Fund
185,020
Multifactor U.S. Equity Fund
584,806
Multifactor International Equity Fund
319,115
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Dynamic Equity Fund-Class A, C & E .05
U.S. Dynamic Equity Fund-Class S .09
U.S. Strategic Equity Fund-Class A, C, E, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1030 Notes to Financial Statements
For the period ended October 31, 2019, the total transfer agent fee waivers are as follows:
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, E, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C,E & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C,E & S .12
Opportunistic Credit Fund-Class M .17
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A, C & E .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C,E & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C,E & S .06
Tax-Exempt Bond Fund-Class M .16
Commodity Strategies Fund-Class A,C,E & S .01
Commodity Strategies Fund-Class M .11
Global Infrastructure Fund-Class A,C,E & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Amount
Equity Income Fund $ 104,878
Sustainable Equity Fund 100,802
U.S. Dynamic Equity Fund 16,817
U.S. Strategic Equity Fund 660,577
U.S. Small Cap Equity Fund 545,408
International Developed Markets Fund 1,054,778
Global Equity Fund 79,191
Emerging Markets Fund 352,855

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1031
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.
The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and
Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-
term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
For the period ended October 31, 2019, the Distributor retained the following amounts in sales charges:
Amount
Tax-Managed U.S. Large Cap Fund 305,982
Tax-Managed U.S. Mid & Small Cap Fund 395,167
Tax-Managed International Equity Fund 172,285
Tax-Managed Real Assets Fund 26,845
Opportunistic Credit Fund 561,966
Unconstrained Total Return Fund 33,663
Strategic Bond Fund 2,240,732
Investment Grade Bond Fund 339,580
Short Duration Bond Fund 490,647
Tax-Exempt High Yield Bond Fund 98,494
Tax-Exempt Bond Fund 1,849,723
Commodity Strategies Fund 65,478
Global Infrastructure Fund 113,309
Global Real Estate Securities Fund 51,806
Multi-Strategy Income Fund 44,449
Multi-Asset Growth Strategy Fund 163,630
Multifactor U.S. Equity Fund 9,899
Multifactor International Equity Fund 19,670
Contingent Deferred Sales Charges Class A Shares

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1032 Notes to Financial Statements
For the period ended October 31, 2019, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates
Equity Income Fund $ 3,710
U.S. Small Cap Equity Fund 2,642
International Developed Markets Fund 1,758
Emerging Markets Fund 708
Tax-Managed U.S. Large Cap Fund 8,972
Tax-Managed U.S. Mid & Small Cap Fund 1,335
Tax-Managed International Equity Fund 76
Short Duration Bond Fund 1,880
Tax-Exempt High Yield Bond Fund 3
Tax-Exempt Bond Fund 3
Commodity Strategies Fund 2,052
Global Infrastructure Fund 4
Global Real Estate Securities Fund 194
Aggregate
Front-End
Sales Charges
on Class A Shares
Class A Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ 15,286 $ 2,598
Sustainable Equity Fund 20,042 2,970
U.S. Dynamic Equity Fund 1,996 296
U.S. Strategic Equity Fund 3,921 594
U.S. Small Cap Equity Fund 8,197 1,153
International Developed Markets Fund 8,630 1,648
Global Equity Fund 2,317 335
Emerging Markets Fund 5,798 950
Tax-Managed U.S. Large Cap Fund 106,479 19,494
Tax-Managed U.S. Mid & Small Cap Fund 57,478 10,354
Tax-Managed International Equity Fund 30,084 5,268
Tax-Managed Real Assets Fund 1,020 204
Opportunistic Credit Fund 3,340 607
Unconstrained Total Return Fund — —
Strategic Bond Fund 12,651 2,927
Investment Grade Bond Fund 3,142 666
Short Duration Bond Fund 3,429 730
Tax-Exempt High Yield Bond Fund 23,817 4,882
Tax-Exempt Bond Fund 44,991 8,957
Commodity Strategies Fund 1,375 250
Global Infrastructure Fund 9,678 1,397
Global Real Estate Securities Fund 10,927 1,737
Multi-Strategy Income Fund 42,914 7,814
Multi-Asset Growth Strategy Fund 439 65
Multifactor U.S. Equity Fund 9,087 1,500

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1033
trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended October 31, 2019, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended October 31, 2019 the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,560,833.
Federal Income Taxes
At October 31, 2019, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Purchases Sales Gain/(Loss)
Tax-Exempt High Yield Bond Fund $ — $ 13,015 $ 217
Tax-Exempt Bond Fund 8,417 39,263 (653)
Unconstrained Total Return Fund — 2,774 8
No Expiration
Funds Short Term Long-Term Totals
Equity Income Fund $ 2,981,660 $ — $ 2,981,660
International Developed Markets Fund 45,467,589 94,306,224 139,773,813
Tax-Managed U.S. Large Cap Fund 65,508,461 — 65,508,461
Tax-Managed U.S. Mid & Small Cap Fund 3,556,901 — 3,556,901
Tax-Managed International Equity Fund 188,019,312 4,684,251 192,703,563
Tax-Managed Real Assets Fund 6,843,343 — 6,843,343
Opportunistic Credit Fund 6,735,906 31,377,137 38,113,043
Unconstrained Total Return Fund — 1,991,607 1,991,607
Investment Grade Bond Fund 11,231,754 — 11,231,754
Short Duration Bond Fund 175,096 7,670,702 7,845,798
Tax-Exempt High Yield Bond Fund 4,536,262 — 4,536,262
Tax-Exempt Bond Fund 11,290,846 6,215,832 17,506,678
Multi-Asset Growth Strategy Fund 18,747,098 16,462,323 35,209,421
Strategic Call Overwriting Fund 11,900,557 2,631,985 14,532,542
Multifactor International Equity Fund 51,097,536 — 51,097,536

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
1034 Notes to Financial Statements
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Record Ownership
As of October 31, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security or as an illiquid and restricted security.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments.
# of Shareholders %
Equity Income Fund
3 57.5
Sustainable Equity Fund
3 40.8
U.S. Dynamic Equity Fund
2 55.4
U.S. Strategic Equity Fund
4 82 . 2
U.S. Small Cap Equity Fund
3 57.0
International Developed Markets Fund
4 77.4
Global Equity Fund
4 54.9
Emerging Markets Fund
3 54.6
Tax-Managed U.S. Large Cap Fund
3 68.5
Tax-Managed U.S. Mid & Small Cap Fund
3 66.8
Tax-Managed International Equity Fund
3 71.3
Tax-Managed Real Assets Fund
3 66.8
Opportunistic Credit Fund
4 66.3
Unconstrained Total Return Fund
3 47.5
Strategic Bond Fund
4 64.5
Investment Grade Bond Fund
2 61.9
Short Duration Bond Fund
4 59.4
Tax-Exempt High Yield Bond Fund
3 71.6
Tax-Exempt Bond Fund
3 69.5
Commodity Strategies Fund
4 58.7
Global Infrastructure Fund
3 45.4
Global Real Estate Securities Fund
2 55.8
Multi-Strategy Income Fund
3 56.1
Multi-Asset Growth Strategy Fund
4 75.4
Strategic Call Overwriting Fund
2 97.1
Multifactor U.S. Equity Fund
3 82.1
Multifactor International Equity Fund
5 89.8

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 1035
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On November 13, 2019, Russell Investment Company launched the RIC Multifactor Bond Fund.
Distributions:
On December 17, 2019, the Board declared dividends payable from net investment income and capital gains for all funds, as applicable. See Note 2. Dividends were paid on December 19, 2019, to shareholders of record effective with the opening of business on December 18, 2019.

Report of Independent Registered Public Accounting Firm
1036 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of each of the funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying financial statements and financial highlights of each of the funds listed in the table below (twenty-
seven of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us
Equity Income Fund (1) Sustainable Equity Fund (formerly, U.S. Defensive Equity
Fund) (1)
U.S. Dynamic Equity Fund (1) U.S. Strategic Equity Fund (1)
U.S. Small Cap Equity Fund (1) International Developed Markets Fund (1)
Global Equity Fund (1) Emerging Markets Fund (1)
Tax-Managed U.S. Large Cap Fund (1) Tax-Managed U.S. Mid & Small Cap Fund (1)
Tax-Managed International Equity Fund (1) Tax-Managed Real Assets Fund (2)
Opportunistic Credit Fund (formerly, Global Opportunistic Credit Fund)
(1)
Unconstrained Total Return Fund (1)
Strategic Bond Fund (1) Investment Grade Bond Fund (1)
Short Duration Bond Fund (1) Tax-Exempt High Yield Bond Fund (1)
Tax-Exempt Bond Fund (1) Commodity Strategies Fund (3)
Global Infrastructure Fund (1) Global Real Estate Securities Fund (1)
Multi-Strategy Income Fund (1) Multi-Asset Growth Strategy Fund (3)
Strategic Call Overwriting Fund (1) Multifactor U.S. Equity Fund (1)
Multifactor International Equity Fund (1)
(1) The statement of assets and liabilities, including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein.
(2) The statement of assets and liabilities, including the schedule of investments, as of October 31, 2019, the related statement of operations for the period from June 10, 2019 (inception date) to October 31, 2019, the statement of changes in net assets for the period from June 10, 2019
(inception date) to October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein.
(3) The consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 1037
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 20, 2019
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

Russell Investment Company
Tax Information — October 31, 2019 (Unaudited)
1038 Tax Information
For the tax year ended October 31, 2019, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2019, the Funds designate under Section 871(k)(2)(c) of the Internal Revenue Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2020 will show the tax status of all distributions paid to your account in calendar year
2019.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain
Equity Income Fund 100.0%
Sustainable Equity Fund 74.8%
U.S. Dynamic Equity Fund 100.0%
U.S. Strategic Equity Fund 100.0%
U.S. Small Cap Equity Fund 98.0%
International Developed Markets Fund 0.0%
Global Equity Fund 44.2%
Emerging Markets Fund 0.0%
Tax-Managed U.S. Large Cap Fund 100.0%
Tax-Managed U.S. Mid & Small Cap Fund 100.0%
Tax-Managed International Equity Fund 0.0%
Global Opportunistic Credit Fund 0.0%
Strategic Bond Fund 0.0%
Investment Grade Bond Fund 0.0%
Short Duration Bond Fund
0.0%
Tax-Exempt High Yield Bond Fund 0.0%
Tax-Exempt Bond Fund 0.0%
Commodity Strategies Fund 0.0%
Global Infrastructure Fund 19.3%
Global Real Estate Securities Fund 0.0%
Multi-Strategy Income Fund 9.9%
Strategic Call Overwriting Fund 100.0%
Multifactor U.S. Equity Fund 100.0%
Multifactor International Equity Fund 0.0%
Unconstrained Total Return Fund 0.0%
Multi-Asset Growth Strategy Fund 13.6%
Tax-Managed Real Asset Fund 15.8%

Russell Investment Company
Tax Information, continued — October 31, 2019 (Unaudited)
Tax Information 1039
dividends for their taxable year ended October 31, 2019:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2019.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2019:
Equity Income Fund $97,350,567
Sustainable Equity Fund 31,354,388
U.S. Dynamic Equity Fund 21,517,464
U.S. Strategic Equity Fund 353,975,135
U.S. Mid Cap Equity Fund 9,413,765
U.S. Small Cap Fund 179,473,739
International Developed Markets Fund 83,338,528
Global Equity Fund 139,419,063
Tax-Managed High Yield Bond Fund 31,920
Global Infrastructure Fund 24,650,424
Global Real Estate Securities Fund 9,251,727
Multifactor U.S. Equity Fund 49,883,704
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets Fund $6,311,002 $0.1085 $79,406,156 $1.3655
Emerging Markets Fund 6,176,030 0.0677 49,217,389 0.5396
Global Infrastructure Fund 1,226,769 0.0422 13,135,286 0.4517
Multifactor International Equity Fund 2,457,912 0.0323 30,074,337 0.3956
Tax-Managed International Equity Fund 5,275,749 0.0317 49,758,690 0.2993
Tax-Exempt Bond Fund $74,714,501
Tax-Exempt High Yield Bond Fund 31,670,199

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2019 (Unaudited)
1040 Affiliated Brokerage Transactions
As discussed in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-
discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended October 31, 2019 were as follows:
Affiliated Broker Fund Name 2019
RIM
Equity Income Fund $ 61,973
Sustainable Equity Fund 8,872
U.S. Dynamic Equity Fund 10,353
U.S. Strategic Equity Fund 309,691
U.S. Small Cap Equity Fund 549,699
International Developed Markets Fund 697,991
Global Equity Fund 177,839
Emerging Markets Fund 473,362
Tax-Managed U.S. Large Cap Fund 116,993
Tax-Managed U.S. Mid & Small Cap Fund 121,540
Tax-Managed International Equity Fund 296,601
Tax-Managed Real Assets Fund 59,274
Strategic Bond Fund 222,308
Global Infrastructure Fund 57,036
Global Real Estate Securities Fund 171,684
Multi-Strategy Income Fund 211,347
Multi-Asset Growth Strategy Fund 343,101
Strategic Call Overwriting Fund 2,430
Multifactor U.S. Equity Fund 26,904
Multifactor International Equity Fund 82,608

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 1041
Initial Approval of the Investment Advisory Agreement for the Tax-Managed Real Assets Fund
In the case of a new Fund, the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the
“Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent
Trustees”) voting separately, initially approve the advisory agreement with RIM (the “New Fund RIM Agreement”) and the portfolio management contract with each Money Manager of the Fund (collectively, the “New Fund Money Manager Agreements,” and together with the New Fund RIM Agreement, the “New Fund Agreements”) and, thereafter, to approve the continuation of each New Fund
Agreement on at least an annual basis, and that the terms and conditions of each New Fund Agreement provide for its termination if continuation is not approved annually and upon its “assignment” within the meaning of Section 2(a)(4) of the 1940 Act.
The Board, including all of the Independent Trustees, initially considered and approved the adoption of the New Fund Agreements for the Tax-Managed Real Assets Fund (the “New Fund”) at a meeting held in person on December 4, 2018 (the “New Fund Agreement
Evaluation Meeting”). In preparation for the evaluation of the New Fund Agreements, the Board, including the Independent Trustees, considered (1) information and reports prepared by RIM relating to the services proposed to be provided by RIM (and its affiliates)
and each Money Manager to the New Fund; (2) information prepared by RIM, not an independent source, comparing the proposed fees and projected expenses of the New Fund with other funds not managed by RIM in a peer group (the “peer group”) selected by an independent source as generally comparable in investment objective and regarded by RIM as appropriate for expense comparisons (the
“Comparable Funds,” and with the New Fund, in the case of operating expense comparisons, the New Fund’s “Expense Universe”); and
(3) presentations made by RIM to the Trustees at the New Fund Agreement Evaluation Meeting in connection with its evaluation of the
New Fund Agreements. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the New Fund Agreements are collectively called the “New Fund Agreement Evaluation Information.” The
Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the other RIM-managed funds (the
“Other RIM-Managed Funds”) for which the Board has supervisory responsibility with respect to, among other things, RIM (including
RIM’s ownership and resources) and services provided by RIM and RIM’s affiliates, and advice previously received from counsel to the
Funds and counsel to the Independent Trustees regarding the Trustees’ responsibilities in considering the New Fund Agreements. The
Other RIM-Managed Funds and the New Fund collectively are called the “Funds”.
In the New Fund Agreement Evaluation Meeting, the Board was advised that RIM’s goal with respect to the New Fund is to augment its product line of real asset funds, each of which currently invests in a single real asset class, with a fund that would invest in multiple real asset classes, primarily U.S. real estate, global infrastructure and natural resources, while considering shareholder tax consequences arising from the New Fund’s portfolio management activities. The Board considered that the New Fund initially would have a contractual advisory fee (“Advisory Fee”) (i.e., not giving effect to any voluntary fee waivers and expense limitations proposed for the New Fund or by the managers of the other Expense Universe funds) on its Class S shares of 0.85%, which would rank the New
Fund in the fifth quintile of its Expense Universe. The Board also considered that the Advisory Fee schedule included breakpoints to reduce Advisory Fees as certain asset levels are reached. The Board further considered a contractual agreement by RIM to waive up to the full amount of its Advisory Fee and then reimburse the New Fund for other direct fund-level expenses, excluding extraordinary expenses, to the extent that the direct fund-level expenses exceed 0.88% of the New Fund’s average daily net assets on an annual basis, and that, after taking that waiver and expense reimbursement agreement into account, the Class S shares of the New Fund would have an actual Advisory Fee of 0.50%, which would rank in the second quintile of its Expense Universe, and a total expense ratio of 1.08%
that would rank in the fourth quintile of its Expense Universe. The Board considered RIM’s expressed belief that the New Fund’s total expense ratio was reasonable in light of the added value of the New Fund’s active tax management strategies.
Based upon the New Fund Agreement Evaluation Information, the Trustees considered various specific factors in evaluating approval of the New Fund Agreements, including the following:
1. The nature, scope, and overall quality of the investment management and other services expected to be provided to the New Fund by RIM;
2. The Advisory Fee to be paid by the New Fund to RIM and the fact that it would encompass all investment advisory fees to be paid by the New Fund, including the fees for any Money Managers of the New Fund;
3. Information provided by RIM as to other fees and benefits expected to be received by RIM or its affiliates from the New Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions and foreign exchange transactions;

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
1042 Basis for Approval of Investment Advisory Contracts
4. Information provided by RIM as to expenses incurred by the New Fund; and
5. Information provided by RIM as to the projected profits that RIM expects to derive from its operations with respect to the New Fund.
The Board noted, among other things, that as a newly organized fund, the New Fund, at the time of the New Fund Agreement Evaluation
Meeting, had no historical operating, performance, expense ratio or profitability information. The Board noted, in considering the structure of the Advisory Fee, which includes breakpoints to reduce Advisory Fees as certain asset levels are reached, and whether economies of scale are reflected appropriately, the uncertainties as to the New Fund’s ability to attract.
On the basis of the New Fund Agreement Evaluation Information and other information previously received by the Board from RIM during the course of the current year or prior years, or presented at or in connection with the New Fund Agreement Evaluation Meeting by RIM, the Board found, after giving effect to waivers and/or reimbursements: (1) the Advisory Fee to be charged by RIM was acceptable in light of the nature, scope and overall quality of the investment management and other services expected to be provided to the New Fund; (2) the projected relative expense ratio of the New Fund would be ranked in the fourth quintile of its Comparable Funds, which RIM views as reasonable given the added value of the New Fund’s active tax-management strategies; (3) other benefits and fees expected to be received by RIM or its affiliates from the New Fund were not excessive; and (4) RIM’s projected profitability with respect to the New Fund was not considered to be excessive in light of applicable judicial and regulatory guidance and the expected nature, scope and overall quality of the investment management and other services to be provided by RIM.
After considering the foregoing and other relevant factors, the Board concluded that approval of the New Fund RIM Agreement would be in the interests of the New Fund and voted to approve the New Fund RIM Agreement.
At the New Fund Agreement Evaluation Meeting, with respect to the evaluation of the terms of the New Fund Money Manager
Agreements, the Board received and considered information from RIM reporting, among other things, for each Money Manager: RIM’s assessment of the performance of each Money Manager over various periods; any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the New Fund’s underwriter; and RIM’s recommendation with respect to the Money Managers’ fee rates. For the Money Manager that was not already a Money Manager for another Fund, the Board also received a report regarding that Money Manager’s compliance program and certification from the New Fund’s Chief Compliance
Officer that its compliance program would meet applicable legal and regulatory requirements. For the other two Money Managers, the Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding her assessments of their compliance programs and any compliance issues.
RIM advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the New Fund Money Manager
Agreements because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM;
RIM is aware of the standard fees charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money
Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable, the Board’s findings as to the acceptability of the Advisory Fee to be paid by the New Fund and the fact that each Money Manager’s fee will be paid by RIM.
Based substantially upon RIM’s recommendations, together with the New Fund Agreement Evaluation Information, the Board concluded that the fees proposed to be paid to the Money Managers of the New Fund are acceptable in light of RIM’s assessment of the expected quality of the investment advisory services to be provided and that approval of the New Fund Money Manager Agreements with each
Money Manager of the New Fund would be in the interests of the New Fund and its shareholders.
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-of-managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM
Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2019 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a

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wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’
shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the
Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.
At a meeting held in person on April 30, 2019 (the “Agreement Information Review Meeting”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which the Chief Operating Officer (“COO”) of RIM’s parent company was present; and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, communicated additional questions and requested additional Agreement Evaluation Information, including an evaluation of the total expense ratio management plans for certain Funds. Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was received on May 10, 2019. On May 14, 2019, the Independent Trustees
met by conference telephone call in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On May 14, 2019, following the aforementioned conference call, the
Board Chair met in-person with representatives of management at which meeting the Board Chair discussed with more specificity the previous request regarding an evaluation of certain total expense ratio management plans. The details regarding total expense ratio management plan criteria raised by the Board Chair on May 14, 2019 were discussed at the Agreement Evaluation Meeting.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds (the “Manager-of-Managers Funds”), other than the RIC
Strategic Call Overwriting Fund, the RIC Multifactor U.S. Equity Fund and the RIC Multifactor International Equity Fund (the “RIM-
Managed Funds”) which are managed only by RIM, employs a manager-of-managers method of investment and RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees for Money Managers (“Money Manager Fees”) out of the fees paid by the Manager-of-Managers Funds to RIM for its services under the RIM Agreement (the “Advisory Fee”). A Money Manager may
have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s

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1044 Basis for Approval of Investment Advisory Contracts
assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund;
or (3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Manager-of-Managers
Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. In addition, RIM continues to manage the investment of each Manager-of-Managers Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-of-Managers
Fund’s assets that RIM determines not to allocate to Money Manager strategies. The Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and that emulation provides more flexibility for enhanced tax management. In all cases, Manager-of-
Managers Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided to Funds under the RIM Agreement.
In the case of Manager-of-Managers Funds, RIM is responsible for selecting, subject to Board approval, Money Managers for each
Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-
Managers Fund. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by each Money Manager with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the
Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-of-Managers Fund in a complementary manner. Therefore,
RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the
Manager-of-Managers Fund’s investment program, structuring the Manager-of-Managers Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the
Manager-of-Managers Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Funds by RIM compared to the relatively narrow portfolio management services provided to the
Manager-of-Managers Funds by Money Managers.

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RIM has advised the Board that while its portfolio construction process is “investment led and designed to be conducted in a manner that is consistent with its fiduciary duties,” RIM establishes a reasonable Money Manager fee target (“Fee Target” or “Fee Targets”) for each Manager-of-Managers Fund to provide a cost framework for portfolio construction. RIM in the Agreement Evaluation Information advised the Board that Money Manager Fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Fee Targets.
These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager fee negotiations, guideline customization and Direct Management Services (as defined below). RIM has advised the Board that Fee Targets for particular Manager-
of-Managers Funds may be adjusted (higher or lower) from time to time.
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Manager-of-
Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-
of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such
Manager-of-Managers Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The Advisory Fee paid by the Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of
Russell Investments (as defined below) the impact on the Funds of significant changes in Russell Investments’ senior management and personnel providing investment management and other services to the Funds in the past year, including the Chief Investment Officer of RIM and the Funds. The Board also discussed with senior representatives of Russell Investments the lengthier implementation of changes to operational and data infrastructure supporting various services provided by RIM to the Funds, including RIM’s
Direct Management Services (as defined below) and new and/or complex investment products or services (the “operational and data infrastructure initiatives”). The Board also discussed the Funds’ compliance program and certain items reported in the annual report of the Funds’ Chief Compliance Officer (“CCO”) required under Rule 38a-1 of the Investment Company Act of 1940, as amended
(the “Annual Report”) with the CCO and RIM’s senior management. In particular, the Board expressed its continuing concerns with respect to certain items reported in the Annual Report relating to the portions of the Manager-of-Managers Funds that are managed directly by RIM and new and/or complex investment products or services. The CCO and RIM senior management provided an update

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1046 Basis for Approval of Investment Advisory Contracts
on the implementation status of the operational and data infrastructure initiatives, noting that these initiatives, as well as other changes already implemented and in process, should address certain concerns posed by the Board regarding these items. The CCO and RIM senior management advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement Information Review Meeting, the
Board met in executive session with a representative of TA Associates, at which the COO was present, to discuss, among other things, the status of its indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds. The
Board was not advised of any change in TA Associates’ plans regarding its ownership interest in Russell Investments.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion
(which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, the actual allocation of
Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Manager-of-Managers Fund assets has evolved over the past several years. In the management of Manager-of-Managers Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby RIM expects that larger portions of certain Manager-of-Managers Funds may be managed directly by RIM pursuant to the Direct Management Services.
RIM noted that its portfolio managers combine Money Manager strategies and RIM Direct Management Services for the Manager-
of-Managers Funds and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of each Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services.
RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money
Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds. The Board also considered information provided by RIM as to the potential benefits of the Direct
Management Services to Manager-of-Managers Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Fund assets as part of the Direct Management
Services or otherwise.

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The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Funds in recent years, described additional current and expected future changes and described the impact of the changes that have been or will be implemented in the investment advisory services provided to the Funds by RIM, including the following:
• The Direct Management Services described above.
• RIM advised the Board that, with certain exceptions, in 2019 it would convert all remaining discretionary equity Money Managers for Manager-of-Managers Funds to non-discretionary assignments, thereby implementing emulation for almost all Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, for certain Manager-of-Managers Funds, it has reduced, and may further reduce, the number of Money
Managers in part to seek more concentrated return drivers. Additionally, RIM advised the Board that, consistent with the terms of the manager-of-managers exemptive order, it is also creating manager “bench” lineups for certain Manager-of-Managers Funds, whereby those Funds would have approved Money Managers that are not funded (i.e. have an asset allocation of zero). As the agreements with these bench Money Managers would already be approved for a Fund by the Board based on information presented at the time of approval, RIM would be able to allocate assets to these Money Managers without proposing a new portfolio management contract for Board approval. RIM also advised the Board that allocations to Direct Management Services for certain Funds may increase to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups.
• RIM advised the Board of its expectation that lower Money Manager Fees will continue to be negotiated with Money Managers.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Funds, each of the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps agreed upon separately for affected Funds.
In its contract renewal deliberations, the Board took into consideration the potential benefits to the Manager-of-Managers Funds, described by RIM, of these changes in their Manager-of-Managers investment programs and RIM’s potential conflicts of interest inherent in each of these initiatives and considered that, while reporting procedures would provide some ability for the Board to monitor the impact of such conflicts on the Funds and the profitability of the Fund relationships to RIM, such reporting procedures would not eliminate such conflicts of interest risks to the Funds.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
In evaluating the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation
Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective
Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the
RIC U.S. Dynamic Equity Fund, RIC Global Equity Fund, RIC Emerging Markets Fund, RIC Tax-Managed U.S. Large Cap Fund,
RIC Tax-Managed U.S. Mid & Small Cap Fund, RIC Opportunistic Credit Fund, RIC Short Duration Bond Fund, RIC Commodity
Strategies Fund, and RIC Global Infrastructure Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its Expense Group for that expense component taking into account the full year impact of recent fee waivers and/or expense caps. The Advisory Fees for each of the other
Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the

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highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the
Expense Group funds. RIM noted that in 2019, based upon discussions with the Board, the methodology used by the independent third-party to create the Funds’ Expense Groups was changed from using Lipper investment classifications to Morningstar categories.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that although its profitability generally and from its relationships with the Funds improved in 2018, its pre-tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2017. RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
Beginning in 2016, the Board has requested that RIM provide total expense ratio management plans to reduce Fund total expenses for certain Funds relative to their Comparable Funds. At the Agreement Information Review Meeting, the Board reviewed the plans that RIM had previously implemented and planned to implement to reduce total expenses for certain Funds in light of RIM’s progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year. On the basis of that review, the
Board requested that certain total expense ratio management plans be evaluated and as a result, following further discussions at the
Agreement Evaluation Meeting, elements of certain plans were accelerated.
The Board considered that the actual Advisory Fee for each of the RIC Tax-Managed U.S. Large Cap Fund and RIC Short Duration
Bond Fund had a small variance to the third quintile of its Expense Group. The Board further considered RIM’s belief that these Funds’
Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.
With respect to the RIC U.S. Dynamic Equity Fund, the Board considered that RIM at the Agreement Evaluation Meeting reported that it would adopt a new total expense ratio management plan for the Fund and implement Advisory Fee waivers that will incrementally reduce the Fund’s actual Advisory Fee over the next two years. The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds.
With respect to the RIC Global Equity Fund, the Board considered that, in March 2019, the Fund’s existing 3 basis point Advisory
Fee waiver was replaced with a 102 basis point direct fund level expense cap. The Board further considered that, at the Agreement
Evaluation Meeting, RIM reported that it would adopt a new total expense ratio management plan that would further reduce the Fund’s actual Advisory Fee over the next two years through the implementation of additional Advisory Fee waivers. The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on comparisons of the Fund’s
Advisory Fee relative to the advisory fees of its Comparable Funds.
With respect to the RIC Emerging Markets Fund, the Board considered that RIM had adopted a total expense ratio management plan that implemented additional Advisory Fee waivers in 2018, and that RIM at the Agreement Evaluation Meeting agreed to accelerate the implementation of future Advisory Fee waivers over the next year. The Board noted that, while in effect, each of the new Advisory
Fee waivers, when implemented, would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that in June 2018, RIM reduced the Fund’s direct fund level expense cap, and that the full year impact of the expense cap reduction would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds. RIM expressed its belief that the Fund’s Advisory
Fee was reasonable taking into consideration the added value of the Fund’s active tax-management strategies.
With respect to the RIC Opportunistic Credit Fund, RIM reported that in 2019 the Fund’s Expense Group was selected by an independent, nationally recognized provider of investment company information, whereas in prior years the Fund’s Advisory Fees were compared to a custom Expense Group selected by, or with input from, RIM. RIM noted that the Fund’s total expenses had been in

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Basis for Approval of Investment Advisory Contracts 1049
the third quintile of its custom Expense Group for the previous two years. RIM expressed its belief that because the Fund’s Advisory
Fees were in the fifth quintile relative to its new Comparable Funds for only one year, and in the context of past total expense rankings, the Fund’s Advisory Fees were reasonable. RIM noted that it would continue to monitor the Fund’s Advisory Fee relative to its new
Expense Group.
With respect to the RIC Commodity Strategies Fund, the Board considered that RIM had adopted a total expense ratio management plan that implemented a new 4 basis point Advisory Fee waiver in 2018 and additional Advisory Fee waivers over the next two years.
The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on comparisons of the Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds.
With respect to the RIC Global Infrastructure Fund, the Board considered that RIM had adopted a total expense ratio management plan that reduced the Fund’s direct fund level expense cap by 3 basis points on March 1, 2019 and included further incremental reductions to the expense cap over the next two years. The Board noted that, while in effect, the expense caps and related net Advisory Fee reductions, when implemented, would have a beneficial effect on the Fund’s Advisory Fee relative to the advisory fees of its Comparable
Funds.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year or may be implemented in the future. In addition, the Board, in the case of certain Funds, considered
Advisory Fee breakpoints that previously had been implemented for those Funds.
The Board also considered that, in the past year, RIM has renegotiated fees with certain Money Managers to lower levels; changed certain Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money
Managers for each Manager-of-Managers Fund; and increased its allocations to Direct Management Services for various Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the Manager-
of-Managers Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in
Money Manager Fees paid by RIM in respect of a Manager-of-Managers Fund accrues to RIM, rather than such Fund. The Board also considered RIM’s advice that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund. With certain exceptions, the Board noted RIM’s stated intention to convert all remaining discretionary equity Money
Managers for Manager-of-Managers Funds to non-discretionary assignments in 2019, thereby implementing emulation for almost all
Money Manager equity assignments.
The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIM also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIC Sustainable Equity
Fund, RIC U.S. Dynamic Equity Fund, RIC Global Equity Fund, RIC Emerging Markets Fund, RIC Tax-Managed U.S. Large Cap
Fund, RIC Tax-Managed U.S. Mid & Small Cap Fund, RIC Opportunistic Credit Fund, RIC Unconstrained Total Return Fund, RIC
Strategic Bond Fund, RIC Short Duration Bond Fund, RIC Commodity Strategies Fund, RIC Global Infrastructure Fund, RIC Global
Real Estate Securities Fund and RIC Multi-Asset Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Group taking into account the full year impact of recent fee waivers and/or expense caps. The total expenses for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents the funds with the lowest

Russell Investment Company
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1050 Basis for Approval of Investment Advisory Contracts
total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the
Expense Group funds.
The Board considered that the total expenses for each of the RIC Sustainable Equity Fund, RIC Strategic Bond Fund, RIC Short
Duration Bond Fund, RIC Global Real Estate Securities Fund and RIC Multi-Asset Growth Strategy Fund had a small variance to the third quintile of its Expense Group.
With respect to each of the other Funds with total expenses ranked in the fourth or fifth quintile of their Expense Groups, RIM expressed its belief that the Funds’ overall expense ratio also was reasonable, notwithstanding the Third-Party Information comparisons.
With respect to the RIC Tax-Managed U.S. Large Cap Fund, the Board considered RIM’s advice that only one of the other funds in its
Expense Group provided the additional active tax management employed by the Fund. With respect to the RIC Tax-Managed U.S.
Mid & Small Cap Fund, the Board considered RIM’s advice that none of the other funds in its Expense Group provided the additional active tax management employed by the Fund. RIM expressed its belief that the higher relative total expenses were justified by the
Funds’ active tax management strategies.
With respect to the RIC U.S. Dynamic Equity Fund, the Board considered that a transfer agent fee waiver of 5 basis points was implemented in June 2018 and the full year impact of the waiver will have a beneficial effect on the Fund’s expense ratio. The
Board also considered that RIM proposed a new total expense ratio management plan for the Fund that, based on currently available information, would bring the Fund’s total expense ratio into the third quintile of the Expense Group over the next two years through the implementation of additional Advisory Fee waivers. The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on the Fund’s total expense ratio.
With respect to the RIC Global Equity Fund, the Board considered that in March 2019 the Fund’s existing 3 basis point Advisory
Fee waiver was replaced with a 102 basis point direct fund level expense cap. The Board further considered that, at the Agreement
Evaluation Meeting, RIM reported that it would adopt a new total expense ratio management plan that would further reduce the Fund’s total expense ratio over the next two years through the implementation of additional Advisory Fee waivers. The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on the Fund’s total expense ratio.
With respect to the RIC Emerging Markets Fund, the Board considered that RIM had adopted a total expense ratio management plan that implemented additional Advisory Fee waivers in 2018, and that RIM at the Agreement Evaluation Meeting agreed to accelerate the implementation of future Advisory Fee waivers over the next year, which, based on currently available information, would bring the
Fund’s total expense ratio into the third quintile of its Expense Group. The Board noted that, while in effect, each of the new Advisory
Fee waivers, when implemented, would have a beneficial effect on the Fund’s total expense ratio.
With respect to the RIC Opportunistic Credit Fund, RIM reported that in 2019 the Fund’s Expense Group was selected by an independent, nationally recognized provider of investment company information, whereas in prior years the Fund’s total expenses were compared to a custom Expense Group selected by, or with input from, RIM. RIM noted that the Fund’s total expenses had been in the third quintile of its custom Expense Group for the previous two years. RIM expressed its belief that because the Fund’s total expenses have been in the fifth quintile relative to its new Comparable Funds for only one year, and in the context of past total expense rankings, the Fund’s total expenses were reasonable. RIM noted that it would continue monitoring the Fund’s total expense ratio relative to its
Expense Group as multi-year data relative to its new Expense Group becomes available.
With respect to the RIC Unconstrained Total Return Fund, the Board considered that in March 2019, RIM reduced the Fund’s direct fund level expense cap by 5 basis points. RIM noted that the Fund’s total expenses had been in the second quintile of its Expense
Group for the prior year, when the Expense Group was selected based on a different methodology. RIM expressed its belief that because the Fund’s total expenses have been in the fifth quintile relative to its new Comparable Funds for only one year, the Fund’s total expenses were reasonable. RIM noted that it would continue monitoring the Fund’s total expense ratio relative to its Expense Group as multi-year data relative to its new Expense Group becomes available.
With respect to the RIC Commodity Strategies Fund, the Board considered that RIM had adopted a total expense ratio management plan that implemented a new 4 basis point Advisory Fee waiver in 2018 and additional Advisory Fee waivers over the next two years.
The Board noted that, while in effect, each of the new Advisory Fee waivers, when implemented, would have a beneficial effect on the
Fund’s expense ratio.

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Basis for Approval of Investment Advisory Contracts 1051
With respect to the RIC Global Infrastructure Fund, the Board considered that RIM had adopted a total expense ratio management plan that reduced the Fund’s direct fund level expense cap by 3 basis points on March 1, 2019 and included further incremental reductions to the expense cap over the next two years. The Board noted that, while in effect, the expense caps and related net Advisory Fee reductions, when implemented, would have a beneficial effect on the Fund’s expense ratio.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements, including the total expense ratio management plans, and considering any differences in the composition of the Expense Groups and investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Funds; (2)
except as noted above, the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable
Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such
Fund in light of various factors, including the Advisory Fee breakpoints which are in place for certain Funds; in the case of Manager-
of Managers Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and
RIM’s advice that it does not believe it will experience meaningful economies of scale.
With Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2018 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past year to enhance the performance of certain Manager-of-Managers Funds, including changes in Money
Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the RIC Equity Income Fund, the Third-Party Information showed that the Fund’s performance for each of the 1- and
3-year periods ended December 31, 2018 was in the fourth quintile of its Performance Universe, and that its performance for the 5-year period ended such date was in the third quintile of its Performance Universe. Over the 3-year period, RIM noted, among other things, that the Fund’s tilt away from stocks with high growth characteristics, as well as overweight to the energy sector and underweight to the consumer discretionary sector, when compared to peers detracted from the Fund’s relative performance. The Board considered that the changes to the Fund that were implemented in September 2018, including changes to the Fund’s investment objective and 80%
investment policy and changes to Money Managers, were not yet reflected in the Fund’s investment results.
With respect to the RIC U.S. Dynamic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2018, and was ranked in the fifth quintile of its Performance Universe for the 1-year period ended such date. RIM noted that the Fund’s tilt away from stocks with high growth characteristics detracted from peer relative performance. Sector allocation decisions, including an overweight to the energy sector and an underweight to the utilities sector, and certain stock selections within the consumer discretionary and real estate sectors, also contributed to the Fund’s relative underperformance. The Board considered that the Money Manager changes made in 2018 and early 2019, to both address performance concerns and to move the Fund to RIM’s preferred U.S. core large cap manager line-up, were not yet reflected in the Fund’s investment results.
With respect to the RIC U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2018, and was ranked in the fifth quintile of its Performance Universe for the 1-year period ended such date. According to RIM, factors contributing to the Fund’s relative underperformance during the 3-year period included the Fund’s tilt toward stocks with lower valuation characteristics when compared to peers, sector positioning, particularly an overweight to the energy sector and an underweight to the utilities sector, and

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1052 Basis for Approval of Investment Advisory Contracts
negative stock selection within the consumer discretionary, industrials, and health care sectors. The Board considered that the changes in the Fund’s Money Managers that were implemented in May 2018 to enhance performance were not yet fully reflected in the Fund’s investment results.
With respect to the RIC Tax-Managed U.S. Large Cap Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2018, and was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. Over the 3-year period, RIM noted that the Fund’s tilt away from stocks with high growth characteristics relative to peers, sector allocation decisions, including an overweight to the energy sector and an underweight to the utilities sector, and negative stock selection within the financials and information technology sectors detracted from Fund performance. RIM noted that it continues to review the Fund’s Money Manager lineup and intends to propose Money Manager changes for the Fund in 2019.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Equity Fund, the Third-Party Information showed that the Fund’s performance for each of the 1- and 3-year periods ended December 31, 2018 was in the fourth quintile of its Performance Universe, and that its performance for the 5-year period ended such date was in the fifth quintile of its Performance Universe. RIM noted that, over the 3-year period, the Fund’s tilt away from the highest growth stocks relative to growth peers, and sector allocation decisions, including an overweight to the energy sector and an underweight to the information technology sector, detracted from the Fund’s performance.
RIM informed the Board that the Fund often shifts between two Performance Universe categories and noted that the Fund’s performance relative to both the small cap growth Performance Universe and the small cap blend Performance Universe was provided to the Board on a quarterly basis. RIM noted that while the Third-Party Information included the Fund in the small cap growth Performance
Universe, RIM measures the Fund’s performance against the small cap blend Performance Universe internally, and that the Fund had outperformed the small cap blend Performance Universe for the 3-year period ended December 31, 2018. The Board considered that changes to Money Managers in December 2017 were not yet fully reflected in the Fund’s 3-year investment results.
With respect to the RIC Investment Grade Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2018, and was ranked in the third quintile of its Performance Universe for the 1- and 5-year periods ended such date. RIM attributed the Fund’s relative underperformance to differences in performance objectives and strategies employed by Performance Universe constituents. For example, the Performance
Universe included funds that pursue strategies that are a blend of high yield, mortgage-backed securities, non-U.S. developed emerging market debt credit default swaps, and currency futures and forwards. RIM noted that allocations to these sectors by the funds in the
Performance Universe do not necessarily match those of the Fund, and large differences in allocations can occur, and persist, over time. Specifically, RIM reported that an overweight to Treasury Inflation-Protected Securities in 2018, the Fund’s allocation to a global adjusted real yield positioning strategy in 2017, and an overweight to U.S. interest rates in late 2016 detracted from performance. The
Board considered that RIM’s changes to the Fund’s Money Manager allocations in 2018 to improve the excess return potential were not yet reflected in the Fund’s investment results.
With respect to the RIC Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2018, and was ranked in the third quintile of its Performance Universe for the 1-year period ended such date. RIM advised the Board that the Fund’s underperformance relative to some other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives. RIM noted that many of the constituents of the Performance Universe are benchmarked to indexes other than the Fund’s benchmark index or have high relative risk targets, resulting in persistent structural exposure differences, which, along with active over- and/or under- weight positions taken by the Fund’s Money Managers during the period, contributed to the Fund’s relative underperformance.
With respect to the RIC Global Infrastructure Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2018, and was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. RIM informed the Board that the Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global infrastructure sector focus, and that several Comparable Funds are benchmarked against different infrastructure indexes, leading to persistent structural differences with respect to sector and regional exposures.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’ performance

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Basis for Approval of Investment Advisory Contracts 1053
relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2018, the RIC Tax-
Managed U.S. Mid & Small Cap Fund, RIC Unconstrained Total Return Fund, RIC Tax-Exempt High Yield Bond Fund and RIC Global
Infrastructure Fund outperformed their benchmarks; for the 3-year period ended December 31, 2018, the RIC Strategic Bond Fund,
RIC Short Duration Bond Fund, RIC Tax-Exempt High Yield Bond Fund, RIC Tax-Exempt Bond Fund, RIC Strategic Call Overwriting
Fund, and RIC Multi-Strategy Income Fund outperformed their benchmarks; and for the 5-year period ended December 31, 2018, the
RIC Short Duration Bond Fund, RIC Tax-Exempt Bond Fund and RIC Global Infrastructure Fund outperformed their benchmarks. No
Fund outperformed its benchmark in each of the 1-, 3- and 5-year periods. The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money Managers continues to impact Manager-of-Managers
Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the
Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the
Manager-of-Managers Funds. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Information Review Meeting and Agreement Evaluation Meeting and prior Board meetings that may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the interests of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods;
RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a
Money Manager may execute trades. The Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, the policies and procedures are consistent with applicable legal standards and with disclosures made by Money
Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Manager-
of-Managers Funds in their registration statements. The Board was advised that, in the case of discretionary Money Managers using soft dollar arrangements, the CCO may from time to time request that Money Managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Manager-of-Managers Fund portfolio transactions.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Manager-of-Managers Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend to the Board at the May 20-21, 2019 meeting the appointment and termination of certain Money
Managers, changes from discretionary to non-discretionary assignments for certain Money Managers, and changes to the fee schedules charged by certain Money Managers.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
1054 Basis for Approval of Investment Advisory Contracts
advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-
Managers Fund would be in the interests of the Manager-of-Managers Fund and its shareholders.
In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-
Managers Funds and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Approval of Money Manager Contracts
Subsequent to the Agreement Evaluation Meeting, the Board received the following proposals from RIM: (i) at a meeting held on May
21, 2019, to effect Money Manager changes for the U.S. Small Cap Equity Fund, Emerging Markets Fund, Multi-Strategy Income Fund
and Multi-Asset Growth Strategy Fund and at that same meeting to approve new portfolio management contracts for certain existing
Money Managers for the U.S. Dynamic Equity Fund, Opportunistic Credit Fund, Global Infrastructure Fund, Global Real Estate
Securities Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund and (ii) at a meeting held on August 27, 2019, to effect Money Manager changes for the U.S. Small Cap Equity Fund and Unconstrained Total Return Fund and at that same meeting to approve new portfolio management contracts for certain existing Money Managers of the Global Infrastructure Fund, Emerging Markets
Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the
Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the
Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the
Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments
Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their May 20, 2019 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Russell Investment Company
Shareholder Requests for Additional Information — October 31, 2019 (Unaudited)
Shareholder Requests for Additional Information 1055
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC's website at https://www.
sec. gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi¬annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — October 31, 2019
(Unaudited)
1056 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms.
Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/
trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Mark Spina, #
Born June 8, 1970
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2017
President and Chief
Executive Officer
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed
until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chairman of the Board, President,
Russell Investments Financial
Services, LLC (“RIFIS”)
Chairman of the Board, Russell
Investments Fund Services, LLC
(“RIFUS”)
Director, RIM
From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management
43 None
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 1057
* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2108, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
Until June 2014, Director, Ecova
(total energy and sustainability
management)
43 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
Until December 2014, Chairperson of
Audit Committee, Select Sector SPDR
Funds (investment company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
1058 Disclosure of Information about Fund Trustees and Officers
* Each Trustee is subject to mandatory retirement at age 75.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Investment
Committee since
2015
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 1059
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 43 None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mark Spina,
Born June 8, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2017
Until successor
is chosen and
qualified by
Trustees
President and Chief Executive Officer, RIC and RIF
Chairman of the Board, President, RIFIS.
Chairman of the Board, RIFUS
Director, RIM
From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
Director, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary since 2010 Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2019 (Unaudited)
1060 Adviser, Money Managers and Service Providers
Interested Trustee
Mark Spina
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark Spina, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, Los Angeles, CA
U.S. Dynamic Equity Fund
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Jackson Square Partners, LLC, San Francisco, CA
Pzena Investment Management, LLC, New York, NY
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Jackson Square Partners, LLC, San Francisco, CA
U.S. Small Cap Equity Fund
Ancora Advisors LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger International Management, Lake Forest, IL
International Developed Markets Fund
GQG Partners, LLC, Fort Lauderdale, FL
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
GQG Partners, LLC, Fort Lauderdale, FL
Polaris Capital Management, LLC, Boston, MA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., New York, NY
Axiom International Investors, LLC, Greenwich, CT
Consillium Investment Management, LLC, Fort Lauderdale,
FL
Neugerger Berman Investment Advisers LLC, New York, NY
Numeric Investors LLC, Boston, MA
Oaktree Capital Management, L.P., Los Angeles, CA
Westwood Management Corporation, Dallas, TX
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, Cleveland, OH
Chartwell Investment Partners, Berwyn, PA
Copeland Capital Management, LLC, Conshohocken, PA
Falcon Point Capital, LLC, San Francisco, CA
Snow Capital Management, L.P., Sewickley, PA
Summit Creek Advisors LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., New York, NY
GQG Partners, LLC, Fort Lauderdale, FL
Janus Capital Management LLC, Denver, CO and Perkins
Investment Management, LLC, Chicago, IL
Pzena Investment Management, LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Grantham Mayo Otterloo & Company, LLC, Boston, MA
RREEF America, LLC, Chicago, IL

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2019 (Unaudited)
Adviser, Money Managers and Service Providers 1061
Opportunistic Credit Fund
Barings LLC, Boston, MA, Barings Global Advisers Limited,
London, United Kingdom
DDJ Capital Management LLC, Waltham, MA
DuPont Capital Management Corporation, Wilmington, DE
Voya Investment Management Company, LLC, Atlanta, GA
Unconstrained Total Return Fund
H2O Asset Management LLP, London, United Kingdom
Hermes Investment Management Limited, London, UK
Post Advisory Group, LLC, Santa Monica, CA
Putnam Investment Management, LLC, Boston, MA
THL Credit Advisors, LLC, Boston, MA
Strategic Bond Fund
Colchester Global Investors Limited, London, United
Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Scout Investments, Inc, Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, New York, NY
MacKay Shields LLC, New York, NY
Commodity Strategies Fund
Mellon Capital Management Corp., San Francisco, CA
Pacific Investment Management Company LLC, Newport
Beach, CA
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Alternatives
Asset Management (Global) Limited operating under the
brand name Deutsch Asset Management London, United
Kingdom
Multi-Strategy Income Fund
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
DDJ Capital Management LLC, Waltham, MA
GLG LLC, New York, NY
Invesco Asset Management Limited, New York, NY
Janus Capital Management LLC, Denver, CO and Perkins
Investment Management, LLC, Chicago, IL
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
Sompo Japan Nipponkoa Asset Management Company
Limited, Tokyo, Japan
THL Credit Advisors, LLC, Boston, MA
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
GLG LLC, New York, NY
Hermes Investment Management Limited, London, UK
Invesco Asset Management Limited, New York, NY
Kopernik Global Investors, LLC, Tampa, FL
Levin Easterly Partners, New York, NY
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Japan Nipponkoa Asset Management Company
Limited, Tokyo, Japan
THL Credit Advisors LLC, Boston, MA
Note: Multifactor U.S. Equity, Multifactor International Equity and Strategic
Call Overwriting Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com
.

2019 ANNUAL REPORT
LifePoints
®
Funds
OCTOBER 31, 2019
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
Conservative Strategy Fund
A, C, E, R1, R4, R5, S
Moderate Strategy Fund
A, C, E, R1, R4, R5, S
Balanced Strategy Fund
A, C, E, R1, R4, R5, S
Growth Strategy Fund
A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, E, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. These
financial statements report on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Annual Report
October 31, 2019
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Your financial security is not only our focus; it is our purpose. We believe that the combination of our investment solutions, a sound plan and timely investment advice can help to achieve that financial security. That is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of clients like you.
Market volatility and the fear of a recession can make it difficult for individuals to stick to an investment plan. Some investors are tempted to leave sectors too early, to stay in too long, or to pull out too much. These types of behavior can cause the less-disciplined investor to fall into the harmful trap of buying high and selling low. However, we believe this is the type of market in which our process shines.
We maintain our focus and look to position our funds for the investing environment ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe in the importance of diversifying globally. International investments provide diversification relative to
U.S.-based investments as well as open the portfolio up to additional opportunities outside our borders.
Within our equity exposure, we have an underweight preference for U.S. equities, driven by expensive valuations and cycle concerns. We’re broadly neutral on developed international equities, and overweight on emerging markets equities, driven by valuations.
Within our bond exposure, we continue to diversify across sectors. Additionally, active management will be important during a period of low anticipated fixed income returns.
2019 again showed that volatility is still present in the market. And we believe uncertainty about future market downturns helps to prove the value of a disciplined approach. As do, in our view, these key events of the last 12 months:
Global growth concerns and geopolitical tension have remained in investors’ thoughts. Progress in U.S.-China trade talks fluctuated over the period, with both countries implementing costly tariffs, which has impacted financial markets.
While short-term recession risks remain low, the U.S. yield curve is signaling that the risk is increasing. The U.S.
yield curve inverted for the first time since 2007 as government bond yields sunk to new depths.
1
The U.S. 10-year
treasury reached its lowest since 2016
2
while the U.S. 30-year yield touched an all-time bottom in August.
3
Nevertheless, global equities have ground higher amid dovish central bank policy. The Federal Reserve cut rates three times, while the European Central Bank cut rates to a record -0.5% and restarted quantitative easing.
4
China’s
central bank also took steps to stimulate its economy.
5
Volatility spiked at points over the year
6
, but equity markets have not touched the volatility experienced during
Christmas 2018—where a Federal Reserve rate increase and a worsening of U.S.-China tensions led investors flight to safety.
7
2019 has seen positive returns from major asset classes, with U.S. large cap
8
and infrastructure asset classes
9
leading the way. Even with strong absolute performance it has not been without bumps; asset class leadership can change month-to-month and quarter-to-quarter, reinforcing the need for a balanced multi-asset approach to investing.
Looking forward to the year ahead, we believe we are late in the cycle; with some bright spots. The service sector is still robust in most economies; policy stimulus is being ramped up, with many central banks now cutting interest rates and indicating that more cuts are on the way; and an easing of trade tensions seems likely. On balance, we think it is more likely that the combination of trade-war resolution and policy stimulus will see the global economy recover in 2020.
However, the asymmetry of the different outcomes—bear market versus limited upside—keeps us cautious until there is more clarity on the trade and stimulus outlook.

To Our Shareholders
4 To Our Shareholders
At Russell Investments, our purpose is to improve people’s financial security. We have a long heritage of providing multi-
asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Mark Spina
President and Chief Executive Officer, Russell Investment Company
1
Source:
https://www. reuters.com/article/us-us-bonds-curve/u-s-treasury-bond-curve-inverts-for-first-time-since-2007-in-recession-warning-idUSKCN1V4165
2
Source:
https://www.cnbc.com/2019/09/03/us-bonds-wall-street-monitors-economic-data-treasury-auctions.html
3
Source:
https://www.cnbc.com/2019/08/28/us-bonds-key-yield-curve-inverts-further-as-30-year-hits-record-low.html
4
Source:
https://www.marketwatch.com/story/ecb-cuts-key-rate-restarts-qe-as-it-attempts-to-revive-eurozone-economy-2019-09-12
5
Source:
https://www.reuters.com/article/us-china-economy-poll/chinas-2019-growth-seen-slowing-to-62-as-trade-war-weighs-idUSKCN1U514W
6
Source:
https://www.cnbc.com/2019/08/14/stock-markets-wall-street-in-focus-amid-earnings-economic-data.html
7
Source:
https://www.wsj.com/articles/the-battered-bull-market-is-limping-into-2019-11546425000
8
Source:
https://www.cnbc.com/2019/10/28/stock-market-investors-monitor-busiest-week-of-earnings-season.html
9
Source:
https://us.spindices.com/indices/equity/sp-global-infrastructure-index

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
6 Conservative Strategy Fund
Conservative Strategy Fund
-
Class A
‡
Total
Return
1 Year 1 .25%
5 Years 1 .67%§
10 Years 3 .67%§
Conservative Strategy Fund
-
Class C
Total
Return
1 Year 6 .68%
5 Years 2 .11%§
10 Years 3 .50%§
Conservative Strategy Fund
-
Class E
Total
Return
1 Year 7 .38%
5 Years 2 .85%§
10 Years 4 .27%§
Conservative Strategy Fund
-
Class R1
Total
Return
1 Year 7 .87%
5 Years 3 .26%§
10 Years 4 .68%§
Conservative Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 7 .53%
5 Years 2 .99%§
10 Years 4 .41%§
Conservative Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 7 .33%
5 Years 2 .75%§
10 Years 4 .15%§
Conservative Strategy Fund
-
Class S
Total
Return
1 Year 7 .73%
5 Years 3 .11%§
10 Years 4 .54%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 11 .51%
5 Years 3 .24%§
10 Years 3 .73%§
ICE BofAML 1-3 Year U.S. Treasuries Index ***
Total
Return
1 Year 4 .54%
5 Years 1 .33%§
10 Years 1 .19%§

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Conservative Strategy Fund 7
The Conservative Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class R1, Class R4, Class R5 and Class
S Shares gained 7.47%, 6.68%, 7.38%, 7.87%, 7.53%, 7.33%
and 7.73%, respectively. This is compared to the Fund’s primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which gained 11.51% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Allocation-15% to 30% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 8.09%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes were the highest performing over the period.
The U.S. equity market, as broadly measured by the Russell 3000
®
Index, gained 13.49% over the period. From a style perspective, growth outperformed value. From a sector perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively except energy. The Fund’s strategic exposure to non-U.S. equities hindered performance over the period as international markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to
performance relative to the Fund’s fixed income benchmark
during the period. Allocations to global real estate investment trusts and infrastructure were beneficial, while high yield credit and treasuries also performed positively. However, this was offset by non-U.S. equities exposure, as non-U.S. developed equities trailed U.S. equities, and commodities delivered negative returns.
The fixed income portion of the Fund’s portfolio provided
mixed results compared to the Fund’s fixed income benchmark.
An allocation to the Strategic Bond Fund was positive from a benchmark-relative perspective as a result of its exposure to securitized credit, which generated an above market yield. An allocation to the Investment Grade Bond Fund also contributed positively as a result of the Underlying Fund’s underweight
to government and government-guaranteed securities and an
overweight to securitized credit. An allocation to the Short Duration
Bond Fund detracted as loans came under pressure during the
last half of the fiscal year. An allocation to the Opportunistic
Credit Fund also detracted as a result of its allocation to CCC-
rated credit and its reduction in emerging markets debt exposure in favor of shorter duration securitized credit.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
generally trailed the Fund’s fixed income benchmark. In addition, the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Sustainable Equity Fund
underperformed its benchmark, as it was consistently underweight stocks with lower momentum and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
8 Conservative Strategy Fund
relative performance over the year. The Multifactor International
Equity Fund underperformed its benchmark for the one-year
period due to its value orientation and sector positioning. An underweight to health care and overweight to financials detracted.
On the other hand, the U.S. Dynamic Equity Fund outperformed its benchmark, owing to positive stock selection within the
information technology, consumer discretionary and energy
sectors.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark.
The Global Real Estate Securities Fund outperformed the Fund’s benchmark due to the overall strength of the asset class relative to fixed income, as real assets were bolstered by a low interest rate environment. The Global Infrastructure Fund outperformed both the Fund’s fixed income benchmark and its listed infrastructure benchmark due to out-of-index exposures to construction and
engineering and specialized REITs. The Commodity Strategies
Fund struggled versus its benchmark, as well as the Fund’s fixed income benchmark.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The Multi-Strategy Income
Fund benefited from overweight positions to commercial
mortgage back securities that added value due to the low interest rate environment. However, the Fund’s regional positioning was challenged over the period, mainly driven by an overweight to
non-U.S. equity and a U.S. equity underweight.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy contributed over the period as the long positions outperformed from interest rates falling, and RIM trimmed the exposure based on strength in the second quarter of 2019. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Conservative Strategy Fund 9
* Assumes initial investment on November 1, 2009.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
*** ICE BofAML 1-3 Year U.S. Treasuries Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing U.S. Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
10 Conservative Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.70 $ 1,022.74
Expenses Paid During Period* $ 2.51 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.20 $ 1,018.95
Expenses Paid During Period* $ 6.33 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.20 $ 1,022.43
Expenses Paid During Period* $ 2.81 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Conservative Strategy Fund 11
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,032.00 $ 1,0 24 . 35
Expenses Paid During Period* $ 0 . 87 $ 0 . 8 7
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.80 $ 1,02 3 . 09
Expenses Paid During Period* $ 2 . 15 $ 2 . 14
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.40 $ 1,021.83
Expenses Paid During Period* $ 3.43 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,030.40 $ 1,023.69
Expenses Paid During Period* $ 1.54 $ 1.53
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.6%
Alternative - 5.7%
Commodity Strategies Fund Class Y 1,127,577 5,886
Global Infrastructure Fund Class Y 268,640 3,087
Global Real Estate Securities Fund Class Y 50,745 1,870
10,843
Domestic Equities - 3.3%
Multifactor U.S. Equity Fund Class Y 289,677 3,827
Sustainable Equity Fund Class Y 3,063 168
U.S. Dynamic Equity Fund Class Y 328,891 2,381
6,376
Fixed Income - 58.4%
Investment Grade Bond Fund Class Y 746,522 16,550
Opportunistic Credit Fund Class Y 203,769 1,944
Short Duration Bond Fund Class Y 2,264,734 43,981
Strategic Bond Fund Class Y 3,038,081 33,905
Unconstrained Total Return Fund Class Y 1,554,506 15,592
111,972
International Equities - 3.9%
Emerging Markets Fund Class Y 200,536 3,740
Multifactor International Equity Fund Class Y 385,348 3,746
7,486
Multi-Asset - 26.3%
Multi-Strategy Income Fund Class Y 5,002,207 50,322
Total Investments in Affiliated Funds
(cost $174,980) 186,999
Short-Term Investments - 2.1%
U.S. Cash Management Fund(@) 4,072,578 (∞)
4,074
Total Short-Term Investments
(cost $4,074) 4,074
Total Investments 99.7%
(identified cost $179,054) 191,073
Other Assets and Liabilities, Net - 0.3%
518
Net Assets - 100.0%
191,591

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 1 EUR 115 11/19
(1)
CAC40 Euro Index Futures 13 EUR 745 11/19
6
DAX Index Futures 1 EUR 322 12/19
15
Dow Jones U.S. Real Estate Index Futures 33 USD 1,221 12/19
37
EURO STOXX 50 Index Futures 12 EUR 433 12/19
13
FTSE 100 Index Futures 3 GBP 217 12/19
(2)
FTSE/MIB Index Futures 1 EUR 113 12/19
5
IBEX 35 Index Futures 2 EUR 186 11/19
1
MSCI EAFE Index Futures 4 USD 391 12/19
10
OMXS30 Index Futures 9 SEK 1,559 11/19
7
Russell 1000 E-Mini Index Futures 7 USD 586 12/19
4
S&P 400 E-Mini Index Futures 3 USD 587 12/19
(3)
S&P 500 E-Mini Index Futures 20 USD 3,036 12/19
28
Short Positions
Hang Seng Index Futures 1 HKD 1,349 11/19
—
MSCI Emerging Markets Index Futures 1 USD 52 12/19
(1)
MSCI Singapore Index Futures 2 SGD 74 11/19
(1)
NASDAQ 100 E-Mini Index Futures 12 USD 1,942 12/19
(44)
Russell 2000 E-Mini Index Futures 10 USD 782 12/19
11
SPI 200 Index Futures 3 AUD 498 12/19
—
TOPIX Index Futures 10 JPY 166,849 12/19
(120)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(35)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 207 NOK 1,899 11/22/19 —
Bank of Montreal AUD 350 USD 241 12/18/19 —
Bank of Montreal CAD 298 USD 227 12/18/19 1
Bank of Montreal CHF 199 USD 203 12/18/19 —
Bank of Montreal EUR 1,011 USD 1,127 12/18/19 (5)
Bank of Montreal GBP 494 USD 612 12/18/19 (28)
Bank of Montreal HKD 1,087 USD 139 12/18/19 —
Bank of Montreal JPY 30,309 USD 279 11/22/19 (1)
Bank of Montreal JPY 112,513 USD 1,057 12/18/19 12
Bank of Montreal SEK 1,013 USD 106 12/18/19 —
Bank of Montreal SGD 43 USD 31 12/18/19 (1)
Bank of New York AUD 350 USD 241 12/18/19 (1)
Bank of New York CAD 298 USD 227 12/18/19 —
Bank of New York CHF 199 USD 203 12/18/19 —
Bank of New York EUR 1,011 USD 1,125 12/18/19 (6)
Bank of New York GBP 494 USD 610 12/18/19 (29)
Bank of New York HKD 1,087 USD 139 12/18/19 —
Bank of New York JPY 112,513 USD 1,057 12/18/19 12

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York SEK 1,013 USD 106 12/18/19 —
Bank of New York SGD 43 USD 31 12/18/19 (1)
Citigroup USD 530 CAD 701 11/22/19 2
Citigroup EUR 876 USD 970 11/22/19 (8)
Commonwealth Bank of Australia CHF 852 USD 857 11/22/19 (7)
Royal Bank of Canada USD 323 SEK 3,161 11/22/19 5
Royal Bank of Canada AUD 350 USD 241 12/18/19 —
Royal Bank of Canada CAD 298 USD 227 12/18/19 1
Royal Bank of Canada CHF 199 USD 203 12/18/19 1
Royal Bank of Canada EUR 1,011 USD 1,126 12/18/19 (6)
Royal Bank of Canada GBP 641 USD 823 11/22/19 (8)
Royal Bank of Canada GBP 494 USD 612 12/18/19 (29)
Royal Bank of Canada HKD 1,087 USD 139 12/18/19 —
Royal Bank of Canada JPY 112,513 USD 1,058 12/18/19 13
Royal Bank of Canada SEK 1,013 USD 106 12/18/19 1
Royal Bank of Canada SGD 43 USD 31 12/18/19 —
State Street CNY 13,090 USD 1,838 12/18/19 (19)
State Street KRW 1,132,010 USD 952 12/18/19 (16)
State Street TWD 30,050 USD 971 12/18/19 (21)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(138)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 5,000 (1.000%)
(2)
12/20/24
(102) (13) (115)
CMBX NA Index Bank of America
Purchase
USD 4,000 (1.000%)
(2)
12/20/24
196 (16) 180
CMBX NA Index Bank of America
Sell
USD 7,000 5.000%
(2)
12/20/24
469 73 542
Total Open Credit Indices Contracts (å) 563 44 607

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 15
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 186,999 $ — $ —
$ —
$ 186,999 97.6
Short-Term Investments — — —
4,074
4,074 2.1
Total Investments 186,999 — — 4,074 191,073 99.7
Other Assets and Liabilities, Net 0.3
100.0
Other Financial Instruments
Assets
Futures Contracts 137 — — — 137 0.1
Foreign Currency Exchange Contracts — 4 8 — — 4 8 —
*
Credit Default Swap Contracts — 722 — — 722 0.4
'
Liabilities
Futures Contracts (172) — — — (172) (0.1)
Foreign Currency Exchange Contracts — (186) — — (186) (0.1)
Credit Default Swap Contracts — (115) — — (115) (0.1)
Total Other Financial Instruments
**
$ (35) $ 469 $ — $ — $ 434
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
Russell Investment Company
Conservative Strategy Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 48
Variation margin on futures contracts* 137 — —
Credit default swap contracts, at fair value — 722 —
Total
$ 137 $ 722 $ 48
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 172 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 186
Credit default swap contracts, at fair value — 115 —
Total
$ 172 $ 115 $ 186
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (662) $ — $ —
Futures contracts 8 0 7 — 274
Options written 92 — —
Credit default swap contracts — 183 —
Foreign currency exchange contracts — — 473
Total
$ 237 $ 183 $ 7 47
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (22 5) $ — $ 80
Credit default swap contracts — 62 —
Foreign currency exchange contracts — — (462)
Total
$ ( 22 5) $ 62 $ ( 38 2)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 17
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 4 8 $ — $ 4 8
Credit Default Swap Contracts Credit default swap contracts, at fair value 722 — 722
Total Financial and Derivative Assets
77 0 — 77 0
Financial and Derivative Assets not subject to a netting agreement
(722) — (722)
Total Financial and Derivative Assets subject to a netting agreement
$ 4 8 $ — $ 4 8
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 13 $ 13 $ — $ —
Bank of New York
13 13 — —
Citigroup
2 2 — —
Royal Bank of Canada
2 0 2 0 — —
Total
$ 4 8 $ 4 8 $ — $ —

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 186 $ — $ 186
Credit Default Swap Contracts Credit default swap contracts, at fair value 115 — 115
Total Financial and Derivative Liabilities
301 — 301
Financial and Derivative Liabilities not subject to a netting agreement
(115) — (115)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 186 $ — $ 186
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 36 $ 13 $ — $ 23
Bank of New York 37 13 — 24
Citigroup 8 2 — 6
Commonwealth Bank of Australia 7 — — 7
Royal Bank of Canada 43 2 0 — 2 3
State Street 55 — — 55
Total
$ 186 $ 4 8 $ — $ 13 8
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 19
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 179,054
Investments, at fair value(>) ...........................................................................................................................................................
191,073
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 48
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 317
Fund shares sold ................................................................................................................................................................ 104
From advisor ...................................................................................................................................................................... 3
From broker(a) ................................................................................................................................................................... 420
Credit default swap contracts, at fair value(+) ................................................................................................................................ 722
Total assets .................................................................................................................................................
192,691
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................. 201
Fund shares redeemed ....................................................................................................................................................... 381
Accrued fees to affiliates .................................................................................................................................................... 120
Other accrued expenses ..................................................................................................................................................... 62
Variation margin on futures contracts ................................................................................................................................. 35
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 186
Credit default swap contracts, at fair value(+) ................................................................................................................................ 115
Total liabilities .............................................................................................................................................
1,100
Net Assets ............................................................................................................................................................
$ 191,591

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Conservative Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 11,954
Shares of beneficial interest ...........................................................................................................................................................
195
Additional paid-in capital ..............................................................................................................................................................
179,442
Net Assets ............................................................................................................................................................
$ 191,591
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.85
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.45
Class A — Net assets ............................................................................................................................................................. $ 55,046,406
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 5,587,156
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.71
Class C — Net assets ............................................................................................................................................................. $ 86,161,210
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 8,871,705
Net asset value per share: Class E(#) ............................................................................................................................................. $ 9.90
Class E — Net assets ............................................................................................................................................................. $ 7,172,948
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 724,252
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.94
Class R1 — Net assets ........................................................................................................................................................... $ 3,852,944
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 387,763
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.87
Class R4 — Net assets ........................................................................................................................................................... $ 7,695,223
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 779,604
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.96
Class R5 — Net assets ........................................................................................................................................................... $ 7,421,555
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 745,218
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.94
Class S — Net assets ............................................................................................................................................................. $ 24,240,405
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 2,437,773
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 563
(>)     Investments in affiliated funds $ 191,073
(a)     Receivable from Broker for Futures $ 420
(b)     Due to Broker for Swaps $ 201
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 21
e
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 5,691
Expenses
Advisory fees .................................................................................................................................................................... 416
Administrative fees ........................................................................................................................................................... 89
Custodian fees ................................................................................................................................................................... 74
Distribution fees - Class A ................................................................................................................................................ 141
Distribution fees - Class C ................................................................................................................................................ 709
Distribution fees - Class R5 .............................................................................................................................................. 19
Transfer agent fees - Class A ............................................................................................................................................ 111
Transfer agent fees - Class C ............................................................................................................................................. 186
Transfer agent fees - Class E ............................................................................................................................................. 14
Transfer agent fees - Class R1 .......................................................................................................................................... 11
Transfer agent fees - Class R4 .......................................................................................................................................... 22
Transfer agent fees - Class R5 .......................................................................................................................................... 15
Transfer agent fees - Class S ............................................................................................................................................. 50
Professional fees ............................................................................................................................................................... 45
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ................................................................................................................................. 236
Shareholder servicing fees - Class E ................................................................................................................................. 18
Shareholder servicing fees - Class R4 ............................................................................................................................... 28
Shareholder servicing fees - Class R5 ............................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 36
Miscellaneous ................................................................................................................................................................... 1 3
Expenses before reductions .............................................................................................................................................. 2,3 59
Expense reductions ........................................................................................................................................................... (6 79 )
Net expenses .................................................................................................................................................................................
1,680
Net investment income (loss) ........................................................................................................................................................
4,011
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (662)
Investments in affiliated funds .......................................................................................................................................... 19 4
Futures contracts .............................................................................................................................................................. 1,081
Options written ................................................................................................................................................................. 92
Foreign currency exchange contracts ................................................................................................................................ 473
Credit default swap contracts ............................................................................................................................................ 183
Capital gain distributions from affiliated funds ................................................................................................................. 978
Net realized gain (loss) ..................................................................................................................................................................
2,33 9
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 8,54 4
Futures contracts .............................................................................................................................................................. (145)
Foreign currency exchange contracts ................................................................................................................................ (462)
Credit default swap contracts ............................................................................................................................................ 62
Foreign currency-related transactions ............................................................................................................................... (19)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 7,98 0
Net realized and unrealized gain (loss) ......................................................................................................................................... 10,319
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 14,330

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Conservative Strategy Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,01 1 $ 5,804
Net realized gain (loss) ...................................................................................................................... 2,3 39 1,83 5
Net change in unrealized appreciation (depreciation) ....................................................................... 7,98 0 (12,82 1 )
Net increase (decrease) in net assets from operations ............................................................................. 14,330 (5,18 2 )
Distributions
To shareholders
Class A .......................................................................................................................................... (1,602) (2,600)
Class C .......................................................................................................................................... (2,158) (3,80 7 )
Class E .......................................................................................................................................... (198) (370)
Class R1 ........................................................................................................................................ (188) (336)
Class R4 ........................................................................................................................................ (350) (504)
Class R5 ........................................................................................................................................ (206) (342)
Class S ........................................................................................................................................... (774) (1,295)
Net decrease in net assets from distributions .......................................................................................... (5,476) (9,25 4 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (42,679) (50,018)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(33,825) (64,454)
Net Assets
Beginning of period .................................................................................................................................
225,416 289,870
End of period ..........................................................................................................................................
$ 191,591 $ 225,416

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 23
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 465 $ 4,444 611 $ 5,965
Proceeds from reinvestment of distributions 170 1,585 266 2,569
Payments for shares redeemed (1,304) (12,436) (2,316) (22,476)
Net increase (decrease)
(669) (6,407) (1,439) (13,942)
Class C
Proceeds from shares sold 718 6,785 1,297 12,492
Proceeds from reinvestment of distributions 236 2,150 396 3,795
Payments for shares redeemed (3,079) (29,093) (4,109) (39,447)
Net increase (decrease)
(2,125) (20,158) (2,416) (23,160)
Class E
Proceeds from shares sold 18 171 59 576
Proceeds from reinvestment of distributions 21 198 38 370
Payments for shares redeemed (136) (1,291) (385) (3,740)
Net increase (decrease)
(97) (922) (288) (2,794)
Class R1
Proceeds from shares sold 107 1,040 377 3,685
Proceeds from reinvestment of distributions 20 188 35 337
Payments for shares redeemed (446) (4,333) (635) (6,206)
Net increase (decrease)
(319) (3,105) (223) (2,184)
Class R4
Proceeds from shares sold 228 2,181 285 2,758
Proceeds from reinvestment of distributions 38 350 52 504
Payments for shares redeemed (824) (7,968) (374) (3,620)
Net increase (decrease)
(558) (5,437) (37) (358)
Class R5
Proceeds from shares sold 186 1,801 207 2,029
Proceeds from reinvestment of distributions 22 206 35 342
Payments for shares redeemed (272) (2,625) (489) (4,789)
Net increase (decrease)
(64) (618) (247) (2,418)
Class S
Proceeds from shares sold 529 5,099 974 9,548
Proceeds from reinvestment of distributions 80 753 129 1,259
Payments for shares redeemed (1,238) (11,884) (1,632) (15,969)
Net increase (decrease)
(629) (6,032) (529) (5,162)
Total increase (decrease)
(4,461) $ (42,679) (5,179) $ (50,018)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 9.43 .21 .48 .69 (.21) (.06)
October 31, 2018 9.97 .24 (.42) (.18) (.24) (.12)
October 31, 2017 9.92 .23 .24 .47 (.22) (.20)
October 31, 2016 10.65 .24 .13 .37 (.25) (.85)
October 31, 2015 11.16 .27 (.26) .01 (.27) (.25)
Class C
October 31, 2019 9.31 .14 .47 .61 (.15) (.06)
October 31, 2018 9.86 .17 (.42) (.25) (.18) (.12)
October 31, 2017 9.82 .16 .23 .39 (.15) (.20)
October 31, 2016 10.55 .16 .13 .29 (.17) (.85)
October 31, 2015 11.06 .18 (.25) (.07) (.19) (.25)
Class E
October 31, 2019 9.48 .21 .47 .68 (.20) (.06)
October 31, 2018 10.01 .25 (.42) (.17) (.24) (.12)
October 31, 2017 9.97 .24 .22 .46 (.22) (.20)
October 31, 2016 10.70 .24 .13 .37 (.25) (.85)
October 31, 2015 11.21 .26 (.25) .01 (.27) (.25)
Class R1
October 31, 2019 9.51 .26 .47 .73 (.24) (.06)
October 31, 2018 10.04 .29 (.43) (.14) (.27) (.12)
October 31, 2017 9.99 .31 .20 .51 (.26) (.20)
October 31, 2016 10.72 .29 .12 .41 (.29) (.85)
October 31, 2015 11.23 .32 (.26) .06 (.32) (.25)
Class R4
October 31, 2019 9.45 .23 .46 .69 (.21) (.06)
October 31, 2018 9.98 .25 (.41) (.16) (.25) (.12)
October 31, 2017 9.94 .24 .23 .47 (.23) (.20)
October 31, 2016 10.67 .25 .13 .38 (.26) (.85)
October 31, 2015 11.18 .29 (.26) .03 (.29) (.25)
Class R5
October 31, 2019 9.53 .20 .48 .68 (.19) (.06)
October 31, 2018 10.07 .23 (.42) (.19) (.23) (.12)
October 31, 2017 10.02 .22 .24 .46 (.21) (.20)
October 31, 2016 10.74 .23 .13 .36 (.23) (.85)
October 31, 2015 11.25 .27 (.27) — (.26) (.25)
Class S
October 31, 2019 9.51 .24 .48 .72 (.23) (.06)
October 31, 2018 10.05 .27 (.43) (.16) (.26) (.12)
October 31, 2017 10.00 .26 .24 .50 (.25) (.20)
October 31, 2016 10.73 .28 .11 .39 (.27) (.85)
October 31, 2015 11.24 .30 (.26) .04 (.30) (.25)

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 25
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
(.27) 9.85 7.47 55,04 7 .82 .50 2.22 8
(.36) 9.43 (1.85) 58,991 .78 .54 2.50 7
(.42) 9.97 4.97 76,690 .78 .55 2.35 19
(1.10) 9.92 3.97 88,921 .76 .54 2.47 18
(.52) 10.65 .11 106,603 .75 .55 2.54 39
(.21) 9.71 6.68 86,161 1.57 1.25 1.47 8
(.30) 9.31 (2.55) 102 ,386 1.53 1.29 1.74 7
(.35) 9.86 4.12 132,249 1.53 1.30 1.62 19
(1.02) 9.82 3.22 161,404 1.51 1.29 1.67 18
(.44) 10.55 (.64) 188,011 1.50 1.30 1.71 39
(.26) 9.90 7.38 7,173 .82 .54 2.17 8
(.36) 9.48 (1.76) 7,788 .78 .55 2.55 7
(.42) 10.01 4.83 11,112 .78 .55 2.44 19
(1.10) 9.97 3.95 14,227 .76 .54 2.43 18
(.52) 10.70 .12 17,017 .75 .55 2.43 39
(.30) 9.94 7.87 3,853 .57 .17 2.65 8
(.39) 9.51 (1.45) 6,718 .53 .17 2.98 7
(.46) 10.04 5.34 9,331 .53 .17 3.18 19
(1.14) 9.99 4.35 19,546 .51 .16 2.88 18
(.57) 10.72 .50 28,784 .50 .17 2.96 39
(.27) 9.87 7.53 7,695 .82 .42 2.41 8
(.37) 9.45 (1.65) 12,636 .78 .42 2.58 7
(.43) 9.98 4.99 13,723 .78 .42 2.47 19
(1.11) 9.94 4.11 15,964 .76 .41 2.56 18
(.54) 10.67 .23 16,189 .75 .42 2.70 39
(.25) 9.96 7.33 7,422 1.07 .67 2.07 8
(.35) 9.53 (1.96) 7,713 1.03 .67 2.38 7
(.41) 10.07 4.79 10,634 1.03 .67 2.22 19
(1.08) 10.02 3.88 14,067 1.01 .66 2.33 18
(.51) 10.74 (.03) 20,285 1.00 .67 2.45 39
(.29) 9.94 7.73 24,240 .57 .29 2.44 8
(.38) 9.51 (1.66) 29,184 .53 .30 2.73 7
(.45) 10.05 5.19 36,131 .53 .30 2.62 19
(1.12) 10.00 4.20 43,375 .51 .29 2.77 18
(.55) 10.73 .36 57,824 .50 .30 2.78 39

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses,
Administration fees $ 6,967
Distribution fees 68,968
Shareholder servicing fees 23,287
Transfer agent fees 20,137
Trustee fees 364
$ 119,723
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 6,722 $ 843 $ 1,414 $ (42) $ (223) $ 5,886 $ 88 $ —
Global Infrastructure Fund 3,553 431 1,263 74 292 3,087 127 156
Global Real Estate Securities Fund 2,172 249 854 4 299 1,870 51 19
Multifactor U.S. Equity Fund 4,375 834 1,470 115 (27) 3,827 112 311
Sustainable Equity Fund 195 30 66 2 7 168 4 12
U.S. Dynamic Equity Fund 2,702 909 864 (269) (97) 2,381 148 480
Investment Grade Bond Fund 19,236 1,161 5,347 (73) 1,573 16,550 505 —
Opportunistic Credit Fund 2,261 186 548 (18) 63 1,944 118 —
Short Duration Bond Fund 51,156 2,963 11,340 222 980 43,981 1,213 —
Strategic Bond Fund 39,387 2,203 11,045 386 2,974 33,905 937 —
Unconstrained Total Return Fund 18,137 1,205 3,868 (24) 142 15,592 535 —
Emerging Markets Fund 4,270 714 1,485 54 187 3,740 187 —
Multifactor International Equity Fund 4,282 477 1,183 (69) 239 3,746 136 —
Multi-Strategy Income Fund 58,561 3,243 13,449 (168) 2,135 50,322 1,517 —
U.S. Cash Management Fund 163 5,642 1,731 — — 4,074 13 —
$ 217,172 $ 21,090 $ 55,927 $ 194 $ 8,544 $ 191,073 $ 5,691 $ 978
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 182,067,27 3 $ 10,159,471 $ (701,785) $ 9,457,686 $ 831,403 $ 1,642,105
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,993,154 $ 1,483,311 $ — $ 5,747,305 $ 3,507,405 $ —

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 27
reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
28 Moderate Strategy Fund
Moderate Strategy Fund
-
Class A
‡
Total
Return
1 Year 2 .06%
5 Years 2 .45%§
10 Years 4 .84%§
Moderate Strategy Fund
-
Class C
Total
Return
1 Year 7 .58%
5 Years 2 .90%§
10 Years 4 .68%§
Moderate Strategy Fund
-
Class E
Total
Return
1 Year 8 .25%
5 Years 3 .60%§
10 Years 5 .43%§
Moderate Strategy Fund
-
Class R1
Total
Return
1 Year 8 .74%
5 Years 3 .95%§
10 Years 5 .80%§
Moderate Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 8 .38%
5 Years 3 .70%§
10 Years 5 .55%§
Moderate Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 8 .18%
5 Years 3 .44%§
10 Years 5 .27%§
Moderate Strategy Fund
-
Class S
Total
Return
1 Year 8 .51%
5 Years 3 .87%§
10 Years 5 .69%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 11 .51%
5 Years 3 .24%§
10 Years 3 .73%§
Russell 1000
®
Index ***
Total
Return
1 Year 14 .15%
5 Years 10 .55%§
10 Years 13 .72%§

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Moderate Strategy Fund 29
The Moderate Strategy Fund (the “Fund”) is a fund of funds
that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class R1, Class R4, Class R5 and Class
S Shares gained 8.30%, 7.58%, 8.25%, 8.74%, 8.38%, 8.18%
and 8.51%, respectively. This is compared to the Fund’s primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which gained 11.51% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Allocation-30% to 50% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 9.53%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes were the highest performing over the period.
The U.S. equity market, as broadly measured by the Russell 3000
®
Index, gained 13.49% over the period. From a style perspective, growth outperformed value. From a sector perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively except energy. The Fund’s strategic exposure to non-U.S. equities hindered performance over the period as international markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to
performance relative to the Fund’s fixed income benchmark
during the period. Allocations to global real estate investment trusts and infrastructure were beneficial, while high yield credit and treasuries also performed positively. However, this was offset by non-U.S. equities exposure, as non-U.S. developed equities trailed U.S. equities, and commodities delivered negative returns.
The fixed income portion of the Fund’s portfolio provided
mixed results compared to the Fund’s fixed income benchmark.
An allocation to the Strategic Bond Fund was positive from a benchmark-relative perspective as a result of its exposure to securitized credit, which generated an above market yield. An allocation to the Investment Grade Bond Fund also contributed positively as a result of the Underlying Fund’s underweight
to government and government-guaranteed securities and an
overweight to securitized credit. An allocation to the Opportunistic
Credit Fund detracted as a result of its allocation to CCC-rated credit and its reduction in emerging markets debt exposure in favor of shorter duration securitized credit.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
generally trailed the Fund’s fixed income benchmark. In addition, the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Sustainable Equity Fund
underperformed its benchmark, as it was consistently underweight stocks with lower momentum and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-
relative performance over the year. The Multifactor International
Equity Fund underperformed its benchmark for the one-year

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
30 Moderate Strategy Fund
period due to its value orientation and sector positioning. An underweight to health care and overweight to financials detracted.
On the other hand, the U.S. Dynamic Equity Fund outperformed its benchmark, owing to positive stock selection within the
information technology, consumer discretionary and energy
sectors.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark.
The Global Real Estate Securities Fund outperformed the Fund’s benchmark due to the overall strength of the asset class relative to fixed income, as real assets were bolstered by a low interest rate environment. The Global Infrastructure Fund outperformed both the Fund’s fixed income benchmark and its listed infrastructure benchmark due to out-of-index exposures to construction and
engineering and specialized REITs. The Commodity Strategies
Fund struggled versus its benchmark, as well as the Fund’s fixed income benchmark.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The Multi-Strategy Income
Fund benefited from overweight positions to commercial
mortgage back securities that added value due to the low interest rate environment. However, the Fund’s regional positioning was challenged over the period, mainly driven by an overweight to
non-U.S. equity and a U.S. equity underweight.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy contributed over the period as the long positions outperformed from interest rates falling, and RIM trimmed the exposure based on strength in the second quarter of 2019. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Moderate Strategy Fund 31
* Assumes initial investment on November 1, 2009.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
32 Moderate Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.70 $ 1,022.74
Expenses Paid During Period* $ 2.51 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.20 $ 1,01 8 . 95
Expenses Paid During Period* $ 6 . 33 $ 6 . 31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.60 $ 1,0 22 . 33
Expenses Paid During Period* $ 2 . 92 $ 2 . 91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Moderate Strategy Fund 33
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,031.40 $ 1,02 4 . 00
Expenses Paid During Period* $ 1 . 23 $ 1 . 22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,030.60 $ 1,02 2 . 74
Expenses Paid During Period* $ 2 . 5 1 $ 2 . 50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,029.50 $ 1,0 21 . 48
Expenses Paid During Period* $ 3 . 79 $ 3 . 77
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,030.50 $ 1,02 3 . 59
Expenses Paid During Period* $ 1 . 64 $ 1 . 63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.5%
Alternative - 5.9%
Commodity Strategies Fund Class Y 1,907,153 9,956
Global Infrastructure Fund Class Y 494,990 5,687
Global Real Estate Securities Fund Class Y 122,274 4,506
20,149
Domestic Equities - 9.3%
Multifactor U.S. Equity Fund Class Y 404,181 5,339
Sustainable Equity Fund Class Y 3,585 197
U.S. Dynamic Equity Fund Class Y 103,860 752
U.S. Small Cap Equity Fund Class Y 908,608 25,296
31,584
Fixed Income - 48.0%
Investment Grade Bond Fund Class Y 1,844,870 40,901
Opportunistic Credit Fund Class Y 2,239,181 21,362
Strategic Bond Fund Class Y 6,617,316 73,848
Unconstrained Total Return Fund Class Y 2,742,337 27,506
163,617
International Equities - 19.0%
Emerging Markets Fund Class Y 1,138,146 21,226
Global Equity Fund Class Y 2,355,265 23,694
Multifactor International Equity Fund Class Y 2,021,375 19,648
64,568
Multi-Asset - 14.3%
Multi-Strategy Income Fund Class Y 4,833,704 48,627
Total Investments in Affiliated Funds
(cost $297,890) 328,545
Short-Term Investments - 1.4%
U.S. Cash Management Fund(@) 4,861,268 (∞)
4,863
Total Short-Term Investments
(cost $4,863) 4,863
Total Investments 97.9%
(identified cost $302,753) 333,408
Other Assets and Liabilities, Net - 2.1%
7,070
Net Assets - 100.0%
340,478

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 35
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 22 EUR 2,531 11/19
(9)
CAC40 Euro Index Futures 148 EUR 8,476 11/19
67
Canadian 10 Year Government Bond Futures 28 CAD 3,977 12/19
(48)
DAX Index Futures 21 EUR 6,769 12/19
319
Dow Jones U.S. Real Estate Index Futures 325 USD 12,025 12/19
366
EURO STOXX 50 Index Futures 136 EUR 4,908 12/19
149
FTSE 100 Index Futures 23 GBP 1,667 12/19
(16)
FTSE/MIB Index Futures 17 EUR 1,926 12/19
82
Hang Seng Index Futures 2 HKD 2,698 11/19
2
IBEX 35 Index Futures 23 EUR 2,134 11/19
5
MSCI EAFE Index Futures 69 USD 6,752 12/19
166
MSCI Emerging Markets Index Futures 150 USD 7,811 12/19
75
MSCI Singapore Index Futures 34 SGD 1,260 11/19
8
OMXS30 Index Futures 102 SEK 17,674 11/19
84
S&P 500 E-Mini Index Futures 67 USD 10,170 12/19
93
S&P/TSX 60 Index Futures 10 CAD 1,970 12/19
(14)
SPI 200 Index Futures 14 AUD 2,324 12/19
(1)
United States 10 Year Treasury Note Futures 28 USD 3,648 12/19
(37)
Short Positions
Euro-Bund Futures 14 EUR 2,405 12/19
70
Long Guilt Futures 16 GBP 2,125 12/19
27
NASDAQ 100 E-Mini Index Futures 87 USD 14,077 12/19
(316)
Russell 1000 E-Mini Index Futures 5 USD 419 12/19
(3)
Russell 2000 E-Mini Index Futures 281 USD 21,966 12/19
288
S&P 400 E-Mini Index Futures 3 USD 587 12/19
3
S&P 500 E-Mini Index Futures 220 USD 33,393 12/19
(309)
S&P Financial Select Sector Index Futures 107 USD 9,428 12/19
(72)
TOPIX Index Futures 19 JPY 317,015 12/19
(229)
United States 5 Year Treasury Note Futures 121 USD 14,424 12/19
89
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
839
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 197 AUD 286 12/18/19 —
Bank of Montreal USD 256 EUR 230 12/18/19 1
Bank of Montreal USD 217 MXN 4,315 12/18/19 6
Bank of Montreal USD 365 NOK 3,361 11/22/19 —
Bank of Montreal CAD 7 USD 5 12/18/19 —
Bank of Montreal CHF 553 USD 563 12/18/19 1
Bank of Montreal GBP 1,081 USD 1,339 12/18/19 (63)
Bank of Montreal HKD 4,063 USD 518 12/18/19 —
Bank of Montreal JPY 53,637 USD 495 11/22/19 (3)
Bank of Montreal JPY 33,466 USD 314 12/18/19 4

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
36 Moderate Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal SEK 1,384 USD 144 12/18/19 —
Bank of Montreal SGD 120 USD 87 12/18/19 (1)
Bank of Montreal ZAR 1,995 USD 134 12/18/19 3
Citigroup USD 938 CAD 1,241 11/22/19 4
Citigroup CNY 21,610 USD 3,032 12/18/19 (33)
Citigroup EUR 1,549 USD 1,716 11/22/19 (14)
Commonwealth Bank of Australia CHF 1,508 USD 1,517 11/22/19 (13)
Royal Bank of Canada USD 197 AUD 286 12/18/19 —
Royal Bank of Canada USD 256 EUR 230 12/18/19 1
Royal Bank of Canada USD 217 MXN 4,315 12/18/19 5
Royal Bank of Canada USD 571 SEK 5,593 11/22/19 9
Royal Bank of Canada CAD 7 USD 5 12/18/19 —
Royal Bank of Canada CHF 553 USD 563 12/18/19 1
Royal Bank of Canada GBP 1,135 USD 1,456 11/22/19 (14)
Royal Bank of Canada GBP 1,081 USD 1,340 12/18/19 (61)
Royal Bank of Canada HKD 4,063 USD 518 12/18/19 —
Royal Bank of Canada JPY 33,466 USD 315 12/18/19 4
Royal Bank of Canada SEK 1,384 USD 144 12/18/19 1
Royal Bank of Canada SGD 120 USD 87 12/18/19 (1)
Royal Bank of Canada ZAR 1,995 USD 134 12/18/19 2
State Street INR 27,980 USD 386 12/18/19 (6)
State Street KRW 6,606,860 USD 5,557 12/18/19 (94)
State Street RUB 83,270 USD 1,250 12/18/19 (41)
State Street TWD 125,440 USD 4,054 12/18/19 (85)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(387)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Bank of America USD 4,029 3 Month LIBOR + 0.130%
(2)
12/20/19 — (234) (234)
Total Open Total Return Swap Contracts (å) — (234) (234)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 3,700 (1.000%)
(2)
12/20/24
(248) (39) (287)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 37
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 16,000 (1.000%)
(2)
12/20/24
(326) (42) (368)
CMBX NA Index Bank of America
Purchase
USD 8,000 (1.000%)
(2)
12/20/24
392 (32) 360
Total Open Credit Indices Contracts (å) (182) (113) (295)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 328,545 $ — $ —
$ —
$ 328,545 96.5
Short-Term Investments — — —
4,863
4,863 1.4
Total Investments 328,545 — — 4,863 333,408 97.9
Other Assets and Liabilities, Net 2.1
100.0
Other Financial Instruments
Assets
Futures Contracts 1,893 — — — 1,893 0. 6
Foreign Currency Exchange Contracts — 42 — — 42 —
*
Credit Default Swap Contracts — 360 — — 360 0.1
'
Liabilities
Futures Contracts (1,05 4 ) — — — (1,05 4 ) (0.3)
Foreign Currency Exchange Contracts — (429) — — (429) (0.1)
Total Return Swap Contracts — (234) — — (234) (0.1)
Credit Default Swap Contracts — (655) — — (655) (0.2)
Total Other Financial Instruments
**
$ 83 9 $ (916) $ — $ — $ (7 7 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
38 Moderate Strategy Fund
Russell Investment Company
Moderate Strategy Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 42 $ —
Variation margin on futures contracts* 1,707 — — 186
Credit default swap contracts, at fair value — 360 — —
Total
$ 1,707 $ 360 $ 42 $ 186
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 969 $ — $ — $ 85
Unrealized depreciation on foreign currency exchange contracts — — 429 —
Total return swap contracts, at fair value 234 — — —
Credit default swap contracts, at fair value — 655 — —
Total
$ 1,203 $ 655 $ 429 $ 85
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (2,08 3 ) $ — $ — $ —
Futures contracts 5,094 — — (131)
Options written 160 — — —
Total return swap contracts 2,054 — — —
Credit default swap contracts — (437) — —
Foreign currency exchange contracts — — 381 —
Total
$ 5,22 5 $ (437) $ 381 $ (131)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 857 $ — $ — $ —
Futures contracts (900) — — 224
Total return swap contracts (3,875) — — —
Credit default swap contracts — (262) — —
Foreign currency exchange contracts — — (619) —
Total
$ (3,918) $ (262) $ (619) $ 224
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 39
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 42 $ — $ 42
Credit Default Swap Contracts Credit default swap contracts, at fair value 360 — 360
Total Financial and Derivative Assets
402 — 402
Financial and Derivative Assets not subject to a netting agreement
(360) — (360)
Total Financial and Derivative Assets subject to a netting agreement
$ 42 $ — $ 42
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 15 $ 15 $ — $ —
Citigroup
4 4 — —
Royal Bank of Canada
23 23 — —
Total
$ 42 $ 42 $ — $ —

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
40 Moderate Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4 29 $ — $ 4 29
Total Return Swap Contracts Total return swap contracts, at fair value 234 — 234
Credit Default Swap Contracts Credit default swap contracts, at fair value 655 — 655
Total Financial and Derivative Liabilities
1,31 8 — 1,31 8
Financial and Derivative Liabilities not subject to a netting agreement
(65 4 ) — (65 4 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 66 4 $ — $ 66 4
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 234 $ — $ 234 $ —
Bank of Montreal 6 7 15 — 52
Citigroup 47 4 — 43
Commonwealth Bank of Australia 13 — — 13
Royal Bank of Canada 77 23 — 54
State Street 22 6 — — 22 6
Total
$ 66 4 $ 42 $ 234 $ 38 8
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 41
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 302,753
Investments, at fair value(>) ...........................................................................................................................................................
333,408
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 42
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 6
Investments sold ................................................................................................................................................................ 294
Fund shares sold ................................................................................................................................................................ 234
Fund advisor ...................................................................................................................................................................... 8
From broker(a)(b) ............................................................................................................................................................... 7,195
Variation margin on futures contracts ................................................................................................................................. 844
Credit default swap contracts, at fair value(+) ................................................................................................................................ 360
Total assets .................................................................................................................................................
342,391
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 335
Accrued fees to affiliates .................................................................................................................................................... 189
Other accrued expenses ..................................................................................................................................................... 71
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 429
Total return swap contracts, at fair value(∞) ................................................................................................................................... 234
Credit default swap contracts, at fair value(+) ................................................................................................................................ 655
Total liabilities .............................................................................................................................................
1,913
Net Assets ............................................................................................................................................................
$ 340,478

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 31,365
Shares of beneficial interest ...........................................................................................................................................................
329
Additional paid-in capital ..............................................................................................................................................................
308,784
Net Assets ............................................................................................................................................................
$ 340,478
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.03
Class A — Net assets ............................................................................................................................................................. $ 118,985,075
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 11,435,764
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.17
Class C — Net assets ............................................................................................................................................................. $ 119,204,475
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 11,717,807
Net asset value per share: Class E(#) ............................................................................................................................................. $ 10.43
Class E — Net assets ............................................................................................................................................................. $ 6,082,305
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 583,064
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.50
Class R1 — Net assets ........................................................................................................................................................... $ 4,087,673
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 389,409
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.43
Class R4 — Net assets ........................................................................................................................................................... $ 16,694,637
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 1,601,379
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.46
Class R5 — Net assets ........................................................................................................................................................... $ 11,049,005
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 1,056,810
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.48
Class S — Net assets ............................................................................................................................................................. $ 64,375,266
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,143,102
Amounts in thousands
(∞)     Total return swap contracts - premiums paid (received) $
—
(+)     Credit default swap contracts - premiums paid (received) $ (182)
(>)     Investments in affiliated funds $ 333,408
(a)     Receivable from Broker for Futures $ 6,063
(b)     Receivable from Broker for Swaps $ 1,132
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 43
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 11,470
Expenses
Advisory fees .................................................................................................................................................................... 725
Administrative fees ........................................................................................................................................................... 154
Custodian fees ................................................................................................................................................................... 81
Distribution fees - Class A ................................................................................................................................................ 313
Distribution fees - Class C ................................................................................................................................................ 975
Distribution fees - Class R5 .............................................................................................................................................. 27
Transfer agent fees - Class A ............................................................................................................................................ 246
Transfer agent fees - Class C ............................................................................................................................................. 255
Transfer agent fees - Class E ............................................................................................................................................. 11
Transfer agent fees - Class R1 .......................................................................................................................................... 11
Transfer agent fees - Class R4 .......................................................................................................................................... 33
Transfer agent fees - Class R5 .......................................................................................................................................... 21
Transfer agent fees - Class S ............................................................................................................................................. 13 3
Professional fees ............................................................................................................................................................... 53
Registration fees ............................................................................................................................................................... 103
Shareholder servicing fees - Class C ................................................................................................................................. 325
Shareholder servicing fees - Class E ................................................................................................................................. 15
Shareholder servicing fees - Class R4 ............................................................................................................................... 42
Shareholder servicing fees - Class R5 ............................................................................................................................... 27
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 53
Miscellaneous ................................................................................................................................................................... 1 7
Expenses before reductions .............................................................................................................................................. 3,634
Expense reductions ........................................................................................................................................................... (996)
Net expenses .................................................................................................................................................................................
2,638
Net investment income (loss) ........................................................................................................................................................
8,832
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,08 3 )
Investments in affiliated funds .......................................................................................................................................... (60)
Futures contracts .............................................................................................................................................................. 4,963
Options written ................................................................................................................................................................. 160
Foreign currency exchange contracts ................................................................................................................................ 381
Total return swap contracts ............................................................................................................................................... 2,054
Credit default swap contracts ............................................................................................................................................ (437)
Capital gain distributions from affiliated funds ................................................................................................................. 6,132
Net realized gain (loss) ..................................................................................................................................................................
11,11 0
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 857
Investments in affiliated funds .......................................................................................................................................... 12,685
Futures contracts .............................................................................................................................................................. (676)
Foreign currency exchange contracts ................................................................................................................................ (619)
Total return swap contracts ............................................................................................................................................... (3,875)
Credit default swap contracts ............................................................................................................................................ (262)
Foreign currency-related transactions ............................................................................................................................... (16)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 8,094
Net realized and unrealized gain (loss) ......................................................................................................................................... 19,20 4

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Moderate Strategy Fund
e
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 28,03 6

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 45
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,832 $ 11,820
Net realized gain (loss) ...................................................................................................................... 11,11 0 1,481
Net change in unrealized appreciation (depreciation) ....................................................................... 8,094 (27,616)
Net increase (decrease) in net assets from operations ............................................................................. 28,03 6 (14,315)
Distributions
To shareholders
Class A .......................................................................................................................................... (4,889) (5,623)
Class C .......................................................................................................................................... (4,879) (5,401)
Class E .......................................................................................................................................... (211) (227)
Class R1 ........................................................................................................................................ (229) (326)
Class R4 ........................................................................................................................................ (621) (714)
Class R5 ........................................................................................................................................ (404) (464)
Class S ........................................................................................................................................... (2,77 4 ) (3,184)
Net decrease in net assets from distributions .......................................................................................... (14,00 7 ) (15,939)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (67,520) (74,336)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(53,491) (104,590)
Net Assets
Beginning of period .................................................................................................................................
393,969 498,559
End of period ..........................................................................................................................................
$ 340,478 $ 393,969

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Moderate Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 662 $ 6,574 1,034 $ 10,793
Proceeds from reinvestment of distributions 508 4,798 534 5,534
Payments for shares redeemed (3,366) (33,473) (3,687) (38,330)
Net increase (decrease)
(2,196) (22,101) (2,119) (22,003)
Class C
Proceeds from shares sold 703 6,912 1,145 11,767
Proceeds from reinvestment of distributions 524 4,872 527 5,390
Payments for shares redeemed (4,090) (40,243) (4,999) (51,070)
Net increase (decrease)
(2,863) (28,459) (3,327) (33,913)
Class E
Proceeds from shares sold 115 1,165 91 951
Proceeds from reinvestment of distributions 22 211 22 227
Payments for shares redeemed (121) (1,228) (167) (1,726)
Net increase (decrease)
16 148 (54) (548)
Class R1
Proceeds from shares sold 91 928 115 1,205
Proceeds from reinvestment of distributions 24 229 31 325
Payments for shares redeemed (323) (3,304) (445) (4,670)
Net increase (decrease)
(208) (2,147) (299) (3,140)
Class R4
Proceeds from shares sold 207 2,069 210 2,193
Proceeds from reinvestment of distributions 65 620 69 715
Payments for shares redeemed (363) (3,634) (497) (5,139)
Net increase (decrease)
(91) (945) (218) (2,231)
Class R5
Proceeds from shares sold 176 1,798 155 1,615
Proceeds from reinvestment of distributions 42 404 44 464
Payments for shares redeemed (277) (2,802) (440) (4,591)
Net increase (decrease)
(59) (600) (241) (2,512)
Class S
Proceeds from shares sold 1,306 13,184 1,654 17,248
Proceeds from reinvestment of distributions 288 2,739 302 3,141
Payments for shares redeemed (2,931) (29,339) (2,912) (30,378)
Net increase (decrease)
(1,337) (13,416) (956) (9,989)
Total increase (decrease)
(6,738) $ (67,520) (7,214) $ (74,336)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
October 31, 2017 10.63 .25 .59 .84 (.24) (.55)
October 31, 2016 11.58 .27 .25 .52 (.30) (1.17)
October 31, 2015 12.02 .31 (.31) — (.31) (.13)
Class C
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
October 31, 2017 10.51 .18 .57 .75 (.18) (.55)
October 31, 2016 11.46 .19 .25 .44 (.22) (1.17)
October 31, 2015 11.90 .22 (.31) (.09) (.22) (.13)
Class E
October 31, 2019 10.01 .25 .54 .79 (.34) (.03)
October 31, 2018 10.71 .28 (.61) (.33) (.26) (.11)
October 31, 2017 10.66 .29 .54 .83 (.23) (.55)
October 31, 2016 11.60 .27 .25 .52 (.29) (1.17)
October 31, 2015 12.04 .36 (.37) (.01) (.30) (.13)
Class R1
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
October 31, 2017 10.68 .36 .50 .86 (.25) (.55)
October 31, 2016 11.62 .34 .21 .55 (.32) (1.17)
October 31, 2015 12.07 .36 (.34) .02 (.34) (.13)
Class R4
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
October 31, 2017 10.64 .27 .57 .84 (.23) (.55)
October 31, 2016 11.59 .28 .24 .52 (.30) (1.17)
October 31, 2015 12.03 .33 (.33) — (.31) (.13)
Class R5
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
October 31, 2017 10.70 .24 .57 .81 (.21) (.55)
October 31, 2016 11.64 .25 .25 .50 (.27) (1.17)
October 31, 2015 12.08 .32 (.35) (.03) (.28) (.13)
Class S
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)
October 31, 2017 10.67 .28 .58 .86 (.25) (.55)
October 31, 2016 11.62 .29 .24 .53 (.31) (1.17)
October 31, 2015 12.06 .34 (.32) .02 (.33) (.13)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 49
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.79) 10.68 8.49 168,192 .76 .49 2.45 13
(1.47) 10.63 5.29 182,049 .74 .49 2.58 34
(.44) 11.58 (.04) 202,107 .74 .51 2.61 32
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.73) 10.53 7.72 188,512 1.51 1.24 1.79 13
(1.39) 10.51 4.53 225,204 1.49 1.24 1.83 34
(.35) 11.46 (.80) 265,698 1.49 1.26 1.88 32
(.37) 10.43 8.25 6,082 .78 .56 2.48 8
(.37) 10.01 (3.22) 5,676 .75 .57 2.72 15
(.78) 10.71 8.38 6,653 .76 .57 2.82 13
(1.46) 10.66 5.26 9,421 .74 .57 2.62 34
(.43) 11.60 (.14) 13,559 .73 .56 3.07 32
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.80) 10.74 8.75 9,637 .51 .24 3.43 13
(1.49) 10.68 5.60 20,069 .49 .24 3.23 34
(.47) 11.62 .18 36,011 .49 .21 3.07 32
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.78) 10.70 8.56 20,436 .76 .49 2.61 13
(1.47) 10.64 5.26 27,183 .74 .49 2.64 34
(.44) 11.59 (.01) 32,895 .74 .46 2.80 32
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.76) 10.75 8.21 14,578 1.01 .74 2.28 13
(1.44) 10.70 5.06 17,668 .99 .74 2.39 34
(.41) 11.64 (.27) 23,915 .99 .71 2.70 32
(.38) 10.48 8. 62 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15
(.80) 10.73 8.69 90,551 .51 .32 2.69 13
(1.48) 10.67 5.43 104,034 .49 .32 2.77 34
(.46) 11.62 .16 125,274 .49 .31 2.89 32

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book
Administration fees $ 12,336
Distribution fees 104,169
Shareholder servicing fees 32,640
Transfer agent fees 39,584
Trustee fees 667
$ 189,396
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 11,317 $ 714 $ 1,622 $ (1,139) $ 686 $ 9,956 $ 148 $ —
Global Infrastructure Fund 6,501 588 2,039 111 526 5,687 229 285
Global Real Estate Securities Fund 5,172 280 1,660 3 711 4,506 120 45
Multifactor U.S. Equity Fund 5,914 874 1,548 65 34 5,339 154 431
Sustainable Equity Fund 224 26 63 2 8 197 5 14
U.S. Dynamic Equity Fund 823 247 201 (63) (54) 752 46 150
U.S. Small Cap Equity Fund 27,639 6,012 5,526 (923) (1,906) 25,296 956 2,959
Investment Grade Bond Fund 47,138 2,232 12,074 (246) 3,851 40,901 1,220 —
Opportunistic Credit Fund 24,591 1,718 5,418 235 236 21,362 1,271 —
Strategic Bond Fund 85,000 3,726 21,995 962 6,155 73,848 1,996 —
Unconstrained Total Return Fund 31,764 1,454 5,901 (67) 256 27,506 927 —
Emerging Markets Fund 23,684 2,870 6,618 400 890 21,226 1,052 —
Global Equity Fund 26,564 4,455 6,522 952 (1,755) 23,694 1,200 2,248
Multifactor International Equity Fund 21,779 1,731 4,734 (162) 1,034 19,648 704 —
Multi-Strategy Income Fund 56,048 2,434 11,677 (190) 2,012 48,627 1,423 —
U.S. Cash Management Fund 218 9,947 5,303 — 1 4,863 19 —
$ 374,376 $ 39,308 $ 92,901 $ (60) $ 12,685 $ 333,408 $ 11,470 $ 6,132
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 308,671,614 $ 26,288,325 $ (1,937,734) $ 24,350,591 $ 1,379,942 $ 5,696,910
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 12,772,932 $ 1,233,914 $ — $ 10,716,721 $ 5,222,028 $ —

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 51
and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
52 Balanced Strategy Fund
Balanced Strategy Fund
-
Class A
‡
Total
Return
1 Year 2 .31%
5 Years 2 .89%§
10 Years 5 .75%§
Balanced Strategy Fund
-
Class C
Total
Return
1 Year 7 .87%
5 Years 3 .35%§
10 Years 5 .59%§
Balanced Strategy Fund
-
Class E
Total
Return
1 Year 8 .60%
5 Years 4 .02%§
10 Years 6 .32%§
Balanced Strategy Fund
-
Class R1
Total
Return
1 Year 8 .81%
5 Years 4 .34%§
10 Years 6 .69%§
Balanced Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 8 .64%
5 Years 4 .08%§
10 Years 6 .43%§
Balanced Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 8 .36%
5 Years 3 .83%§
10 Years 6 .17%§
Balanced Strategy Fund
-
Class S
Total
Return
1 Year 8 .79%
5 Years 4 .27%§
10 Years 6 .60%§
Bloomberg Barclays U.S. Aggregate Bond Index **
Total
Return
1 Year 11.51%
5 Years 3.24%§
10 Years 3.73%§
Russell 1000
®
Index ***
Total
Return
1 Year 14.15%
5 Years 10.55%§
10 Years 13.72%§
MSCI World ex USA Index (Net) ****
Total
Return
1 Year 11.08%
5 Years 4.05%§
10 Years 5.28%§

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Balanced Strategy Fund 53
The Balanced Strategy Fund (the “Fund”) is a fund of funds
that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class R1, Class R4, Class R5 and Class S
Shares gained 8.58%%, 7.87%, 8.60%, 8.81%, 8.64%, 8.36%
and 8.79%, respectively. This is compared to the Fund’s primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which gained 11.51% during the same period. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Allocation-50% to 70% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 10.32%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Within the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes were the highest performing over the period.
The U.S. equity market, as broadly measured by the Russell 3000
®
Index, gained 13.49% over the period. From a style perspective, growth outperformed value. From a sector perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively except energy. The Fund’s strategic exposure to non-U.S. equities hindered performance over the period as international markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a detractor to
performance relative to the Fund’s fixed income benchmark
during the period. Allocations to global real estate investment trusts and infrastructure were beneficial, while high yield credit and treasuries also performed positively. However, this was offset by non-U.S. equities exposure, as non-U.S. developed equities trailed U.S. equities, and commodities delivered negative returns.
The fixed income portion of the Fund’s portfolio provided
mixed results compared to the Fund’s fixed income benchmark.
An allocation to the Strategic Bond Fund was positive from a benchmark-relative perspective as a result of its exposure to securitized credit, which generated an above market yield. An allocation to the Opportunistic Credit Fund detracted as a result of its allocation to CCC-rated credit and its reduction in emerging markets debt exposure in favor of shorter duration securitized credit.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
generally trailed the Fund’s fixed income benchmark. In addition, the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Sustainable Equity Fund
underperformed its benchmark, as it was consistently underweight stocks with lower momentum and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-
relative performance over the year. The Multifactor International
Equity Fund underperformed its benchmark for the one-year
period due to its value orientation and sector positioning. An underweight to health care and overweight to financials detracted.
On the other hand, the U.S. Dynamic Equity Fund outperformed

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
54 Balanced Strategy Fund
its benchmark, owing to positive stock selection within the
information technology, consumer discretionary and energy
sectors.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s fixed income benchmark.
The Global Real Estate Securities Fund outperformed the Fund’s benchmark due to the overall strength of the asset class relative to fixed income, as real assets were bolstered by a low interest rate environment. The Global Infrastructure Fund outperformed both the Fund’s fixed income benchmark and its listed infrastructure benchmark due to out-of-index exposures to construction and
engineering and specialized REITs. The Commodity Strategies
Fund struggled versus its benchmark, as well as the Fund’s fixed income benchmark.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s fixed income benchmark. The Multi-Strategy Income
Fund benefited from overweight positions to commercial
mortgage back securities that added value due to the low interest rate environment. However, the Fund’s regional positioning was challenged over the period, mainly driven by an overweight to
non-U.S. equity and a U.S. equity underweight.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy contributed over the period as the long positions outperformed from interest rates falling, and RIM trimmed the exposure based on strength in the second quarter of 2019. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Balanced Strategy Fund 55
* Assumes initial investment on November 1, 2009.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
56 Balanced Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.90 $ 1,022.84
Expenses Paid During Period* $ 2.40 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.90 $ 1,019.06
Expenses Paid During Period* $ 6.22 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.70 $ 1,022.33
Expenses Paid During Period* $ 2.91 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Balanced Strategy Fund 57
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,027.40 $ 1,023.89
Expenses Paid During Period* $ 1.33 $ 1.33
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,026.80 $ 1,022.63
Expenses Paid During Period* $ 2.61 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,025.90 $ 1,021. 3 7
Expenses Paid During Period* $ 3 . 88 $ 3 . 87
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,027.40 $ 1,023.59
Expenses Paid During Period* $ 1.64 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
58 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.4%
Alternative - 6.8%
Commodity Strategies Fund Class Y 8,874,404 46,324
Global Infrastructure Fund Class Y 2,374,499 27,283
Global Real Estate Securities Fund Class Y 635,200 23,407
97,014
Domestic Equities - 9.6%
Multifactor U.S. Equity Fund Class Y 1,572,956 20,779
Sustainable Equity Fund Class Y 494,418 27,168
U.S. Dynamic Equity Fund Class Y 1,452,346 10,515
U.S. Small Cap Equity Fund Class Y 2,868,476 79,858
138,320
Fixed Income - 33.5%
Opportunistic Credit Fund Class Y 5,905,047 56,334
Strategic Bond Fund Class Y 29,216,441 326,056
Unconstrained Total Return Fund Class Y 9,912,654 99,424
481,814
International Equities - 38.6%
Emerging Markets Fund Class Y 6,080,508 113,401
Global Equity Fund Class Y 25,784,876 259,397
Multifactor International Equity Fund Class Y 18,622,904 181,015
553,813
Multi-Asset - 7.9%
Multi-Strategy Income Fund Class Y 11,319,491 113,874
Total Investments in Affiliated Funds
(cost $1,234,051) 1,384,835
Short-Term Investments - 1.9%
U.S. Cash Management Fund (@) 26,720,703 (∞)
26,731
Total Short-Term Investments
(cost $26,729) 26,731
Total Investments 98.3%
(identified cost $1,260,780) 1,411,566
Other Assets and Liabilities, Net - 1.7%
24,639
Net Assets - 100.0%
1,436,205

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 59
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 111 EUR 12,770 11/19
(47)
CAC40 Euro Index Futures 743 EUR 42,552 11/19
336
Canadian 10 Year Government Bond Futures 244 CAD 34,658 12/19
(426)
DAX Index Futures 109 EUR 35,135 12/19
1,630
Dow Jones U.S. Real Estate Index Futures 1,061 USD 39,257 12/19
1,197
EURO STOXX 50 Index Futures 686 EUR 24,758 12/19
662
FTSE 100 Index Futures 84 GBP 6,087 12/19
(60)
FTSE/MIB Index Futures 85 EUR 9,631 12/19
408
IBEX 35 Index Futures 119 EUR 11,040 11/19
26
MSCI EAFE Index Futures 56 USD 5,480 12/19
135
MSCI Emerging Markets Index Futures 351 USD 18,277 12/19
176
OMXS30 Index Futures 515 SEK 89,237 11/19
425
United States 10 Year Treasury Note Futures 250 USD 32,574 12/19
(328)
Short Positions
Euro-Bund Futures 124 EUR 21,298 12/19
625
Hang Seng Index Futures 15 HKD 20,238 11/19
(15)
Long Guilt Futures 146 GBP 19,395 12/19
289
MSCI Singapore Index Futures 20 SGD 741 11/19
(6)
NASDAQ 100 E-Mini Index Futures 532 USD 86,080 12/19
(1,931)
Russell 1000 E-Mini Index Futures 39 USD 3,268 12/19
(24)
S&P 400 E-Mini Index Futures 20 USD 3,910 12/19
23
S&P 500 E-Mini Index Futures 655 USD 99,423 12/19
(919)
S&P Financial Select Sector Index Futures 295 USD 25,993 12/19
(200)
S&P/TSX 60 Index Futures 29 CAD 5,712 12/19
42
SPI 200 Index Futures 94 AUD 15,602 12/19
7
TOPIX Index Futures 22 JPY 367,071 12/19
(265)
United States 5 Year Treasury Note Futures 572 USD 68,184 12/19
419
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,179
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 3,069 NOK 28,222 11/22/19 1
Bank of Montreal AUD 6,736 USD 4,642 12/18/19 (7)
Bank of Montreal CAD 2,821 USD 2,146 12/18/19 4
Bank of Montreal EUR 7,746 USD 8,629 12/18/19 (37)
Bank of Montreal GBP 4,221 USD 5,230 12/18/19 (246)
Bank of Montreal HKD 10,053 USD 1,283 12/18/19 —
Bank of Montreal JPY 450,348 USD 4,152 11/22/19 (22)
Bank of New York AUD 6,736 USD 4,639 12/18/19 (11)
Bank of New York CAD 2,821 USD 2,147 12/18/19 5
Bank of New York EUR 7,746 USD 8,617 12/18/19 (49)
Bank of New York GBP 4,221 USD 5,219 12/18/19 (256)
Bank of New York HKD 10,053 USD 1,283 12/18/19 —

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
60 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 7,879 CAD 10,420 11/22/19 32
Citigroup AUD 6,736 USD 4,640 12/18/19 (9)
Citigroup CAD 2,821 USD 2,146 12/18/19 4
Citigroup CNY 131,070 USD 18,388 12/18/19 (201)
Citigroup EUR 13,009 USD 14,408 11/22/19 (118)
Citigroup EUR 7,746 USD 8,623 12/18/19 (43)
Citigroup GBP 4,221 USD 5,231 12/18/19 (243)
Citigroup HKD 10,053 USD 1,282 12/18/19 —
Commonwealth Bank of Australia CHF 12,661 USD 12,741 11/22/19 (110)
Royal Bank of Canada USD 4,792 SEK 46,964 11/22/19 76
Royal Bank of Canada AUD 6,736 USD 4,644 12/18/19 (5)
Royal Bank of Canada CAD 2,821 USD 2,147 12/18/19 5
Royal Bank of Canada EUR 7,746 USD 8,623 12/18/19 (43)
Royal Bank of Canada GBP 9,526 USD 12,229 11/22/19 (117)
Royal Bank of Canada GBP 4,221 USD 5,232 12/18/19 (243)
Royal Bank of Canada HKD 10,053 USD 1,283 12/18/19 —
Standard Chartered AUD 6,736 USD 4,639 12/18/19 (10)
Standard Chartered CAD 2,821 USD 2,146 12/18/19 4
Standard Chartered EUR 7,746 USD 8,618 12/18/19 (47)
Standard Chartered GBP 4,221 USD 5,220 12/18/19 (255)
Standard Chartered HKD 10,053 USD 1,282 12/18/19 —
State Street USD 1,357 CHF 1,333 12/18/19 (1)
State Street USD 330 JPY 35,146 12/18/19 (4)
State Street USD 2,222 MXN 44,160 12/18/19 58
State Street USD 4,446 NOK 39,620 12/18/19 (136)
State Street BRL 40,640 USD 9,941 12/18/19 (166)
State Street INR 311,930 USD 4,300 12/18/19 (67)
State Street KRW 61,831,340 USD 52,005 12/18/19 (876)
State Street RUB 502,590 USD 7,543 12/18/19 (247)
State Street SEK 19,541 USD 2,038 12/18/19 9
State Street SGD 7,834 USD 5,685 12/18/19 (76)
State Street TRY 14,100 USD 2,367 12/18/19 (69)
State Street TWD 611,760 USD 19,771 12/18/19 (415)
State Street ZAR 37,840 USD 2,536 12/18/19 47
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(3,884)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Bank of America USD 25,181 3 Month LIBOR + 0.130%
(2)
12/20/19 — (1,462) (1,462)
Total Open Total Return Swap Contracts (å) — (1,462) (1,462)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 61
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 34,900 (1.000%)
(2)
12/20/24
(2,338) (365) (2,703)
CMBX NA Index Bank of America
Purchase
USD 40,500 (1.000%)
(2)
12/20/24
(827) (107) (934)
CMBX NA Index Bank of America
Purchase
USD 25,700 (1.000%)
(2)
12/20/24
1,259 (102) 1,157
Total Open Credit Indices Contracts (å) (1,906) (574) (2,480)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 1,384,835 $ — $ —
$ —
$ 1,384,835 96. 4
Short-Term Investments — — —
26,731
26,731 1.9
Total Investments 1,384,835 — — 26,731 1,411,566 98.3
Other Assets and Liabilities, Net 1.7
100.0
Other Financial Instruments
Assets
Futures Contracts 6,400 — — — 6,400 0.4
Foreign Currency Exchange Contracts — 245 — — 245 —
*
Credit Default Swap Contracts — 1,157 — — 1,157 0.1
'
Liabilities
Futures Contracts (4,221) — — — (4,221) (0. 3 )
Foreign Currency Exchange Contracts — (4,129) — — (4,129) (0.3)
Total Return Swap Contracts — (1,462) — — (1,462) (0.1)
Credit Default Swap Contracts — (3,637) — — (3,637) (0.3)
Total Other Financial Instruments
**
$ 2,179 $ (7,826) $ — $ — $ (5,647)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
62 Balanced Strategy Fund
Russell Investment Company
Balanced Strategy Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 245 $ —
Variation margin on futures contracts* 5,067 — — 1,333
Credit default swap contracts, at fair value — 1,157 — —
Total
$ 5,067 $ 1,157 $ 245 $ 1,333
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,467 $ — $ — $ 754
Unrealized depreciation on foreign currency exchange contracts — — 4,129 —
Total return swap contracts, at fair value 1,462 — — —
Credit default swap contracts, at fair value — 3,637 — —
Total
$ 4,929 $ 3,637 $ 4,129 $ 754
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (11,074) $ — $ — $ —
Futures contracts 12,037 — — 1,530
Options written 680 — — —
Total return swap contracts 13,846 — — —
Credit default swap contracts — (1,285) — —
Foreign currency exchange contracts — — 5,553 —
Total
$ 15,489 $ (1,285) $ 5,553 $ 1,530
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 4,916 $ — $ — $ —
Futures contracts 5,644 — — 1,849
Total return swap contracts (25,937) — — —
Credit default swap contracts — (658) — —
Foreign currency exchange contracts — — (5,618) —
Total
$ (15,377) $ (658) $ (5,618) $ 1,849
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 63
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 245 $ — $ 245
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,157 — 1,157
Total Financial and Derivative Assets
1,402 — 1,402
Financial and Derivative Assets not subject to a netting agreement
(1,157) — (1,157)
Total Financial and Derivative Assets subject to a netting agreement
$ 245 $ — $ 245
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 5 $ 5 $ — $ —
Bank of New York
5 5 — —
Citigroup
36 36 — —
Royal Bank of Canada
81 81 — —
Standard Chartered
4 4 — —
State Street
114 114 — —
Total
$ 245 $ 245 $ — $ —

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
64 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,129 $ — $ 4,129
Total Return Swap Contracts Total return swap contracts, at fair value 1,462 — 1,462
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,637 — 3,637
Total Financial and Derivative Liabilities
9,228 — 9,228
Financial and Derivative Liabilities not subject to a netting agreement
(3,637) — (3,637)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,591 $ — $ 5,591
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,462 $ — $ 1,462 $ —
Bank of Montreal 312 5 — 307
Bank of New York 316 5 — 311
Citigroup 615 36 — 579
Commonwealth Bank of Australia 110 — — 110
Royal Bank of Canada 408 81 — 327
Standard Chartered 312 4 — 308
State Street 2,056 114 1,942 —
Total
$ 5,591 $ 245 $ 3,404 $ 1,942
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 65
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,260,780
Investments, at fair value(>) ...........................................................................................................................................................
1,411,566
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 245
Receivables:
Dividends and interest ....................................................................................................................................................... 22
Dividends from affiliated funds .......................................................................................................................................... 33
Investments sold ................................................................................................................................................................ 1,828
Fund shares sold ................................................................................................................................................................ 246
From broker(a)(b)(c ) ........................................................................................................................................................... 31,606
Variation margin on futures contracts ................................................................................................................................. 2,195
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,157
Total assets .................................................................................................................................................
1,448,898
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 560
Fund shares redeemed ....................................................................................................................................................... 1,936
Accrued fees to affiliates .................................................................................................................................................... 805
Other accrued expenses ..................................................................................................................................................... 164
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4,129
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,462
Credit default swap contracts, at fair value(+) ................................................................................................................................ 3,637
Total liabilities .............................................................................................................................................
12,693
Net Assets ............................................................................................................................................................
$ 1,436,205

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
66 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 162 , 908
Shares of beneficial interest ...........................................................................................................................................................
1,305
Additional paid-in capital ..............................................................................................................................................................
1,2 71 , 992
Net Assets ............................................................................................................................................................
$ 1,436,205
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.08
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.76
Class A — Net assets ............................................................................................................................................................. $ 546,705,169
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 49,320,766
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.74
Class C — Net assets ............................................................................................................................................................. $ 484,422,311
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 45,097,682
Net asset value per share: Class E(#) ............................................................................................................................................. $ 11.14
Class E — Net assets ............................................................................................................................................................. $ 8,507,630
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 763,777
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 11.26
Class R1 — Net assets ........................................................................................................................................................... $ 19,058,013
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 1,691,988
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 11.12
Class R4 — Net assets ........................................................................................................................................................... $ 56,505,870
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 5,082,291
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 11.11
Class R5 — Net assets ........................................................................................................................................................... $ 39,329,098
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 3,541,310
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.25
Class S — Net assets ............................................................................................................................................................. $ 281,676,915
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 25,027,338
Amounts in thousands
(∞)     Total return swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ (1,906)
(>)     Investments in affiliated funds $ 1,411,566
(a)     Receivable from Broker for Futures $ 23,268
(b)     Receivable from Broker for Swaps $ 6,388
(c)     Receivable from Broker for Forwards $ 1,950
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 67
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 51,451
Expenses
Advisory fees .................................................................................................................................................................... 3,079
Administrative fees ........................................................................................................................................................... 654
Custodian fees ................................................................................................................................................................... 84
Distribution fees - Class A ................................................................................................................................................ 1,429
Distribution fees - Class C ................................................................................................................................................ 4,000
Distribution fees - Class R5 .............................................................................................................................................. 103
Transfer agent fees - Class A ............................................................................................................................................ 1,126
Transfer agent fees - Class C ............................................................................................................................................. 1,050
Transfer agent fees - Class E ............................................................................................................................................. 18
Transfer agent fees - Class R1 .......................................................................................................................................... 53
Transfer agent fees - Class R4 .......................................................................................................................................... 114
Transfer agent fees - Class R5 .......................................................................................................................................... 81
Transfer agent fees - Class S ............................................................................................................................................. 578
Professional fees ............................................................................................................................................................... 111
Registration fees ............................................................................................................................................................... 119
Shareholder servicing fees - Class C ................................................................................................................................. 1,333
Shareholder servicing fees - Class E ................................................................................................................................. 23
Shareholder servicing fees - Class R4 ............................................................................................................................... 146
Shareholder servicing fees - Class R5 ............................................................................................................................... 103
Trustees’ fees .................................................................................................................................................................... 66
Printing fees ...................................................................................................................................................................... 176
Miscellaneous ................................................................................................................................................................... 41
Expenses before reductions .............................................................................................................................................. 14,487
Expense reductions ........................................................................................................................................................... (3,662)
Net expenses .................................................................................................................................................................................
10,825
Net investment income (loss) ........................................................................................................................................................
40,626
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (11,07 4 )
Investments in affiliated funds .......................................................................................................................................... (15,29 3 )
Futures contracts .............................................................................................................................................................. 13,567
Options written ................................................................................................................................................................. 680
Foreign currency exchange contracts ................................................................................................................................ 5,553
Total return swap contracts ............................................................................................................................................... 13,846
Credit default swap contracts ............................................................................................................................................ (1,285)
Capital gain distributions from affiliated funds ................................................................................................................. 41,052
Net realized gain (loss) ..................................................................................................................................................................
47,046
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 4,916
Investments in affiliated funds .......................................................................................................................................... 55,034
Futures contracts .............................................................................................................................................................. 7,493
Foreign currency exchange contracts ................................................................................................................................ (5,618)
Total return swap contracts ............................................................................................................................................... (25,937)
Credit default swap contracts ............................................................................................................................................ (658)
Foreign currency-related transactions ............................................................................................................................... (204)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 35,026
Net realized and unrealized gain (loss) ......................................................................................................................................... 82,072

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
68 Balanced Strategy Fund
e
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 122,698

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 69
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 40,626 $ 52,650
Net realized gain (loss) ...................................................................................................................... 47,04 6 19,107
Net change in unrealized appreciation (depreciation) ....................................................................... 35,02 6 (136,519)
Net increase (decrease) in net assets from operations ............................................................................. 122,698 (64,762)
Distributions
To shareholders
Class A .......................................................................................................................................... (30,029) (44,361)
Class C .......................................................................................................................................... (28,320) (42,110)
Class E .......................................................................................................................................... (483) (871)
Class R1 ........................................................................................................................................ (1,495) (2,595)
Class R4 ........................................................................................................................................ (3,146) (4,361)
Class R5 ........................................................................................................................................ (2,072) (3,264)
Class S ........................................................................................................................................... (15,915) (24,022)
Net decrease in net assets from distributions .......................................................................................... (81,460) (121,584)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (281,406) (294,067)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(240,168) (480,413)
Net Assets
Beginning of period .................................................................................................................................
1,676,373 2,156,786
End of period ..........................................................................................................................................
$ 1,436,205 $ 1,676,373

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
70 Balanced Strategy Fund
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,631 $ 17,305 2,904 $ 32,96 1
Proceeds from reinvestment of distributions 3,011 29,655 3,888 43,804
Payments for shares redeemed (12,094) (128,710) (14,232) (161,201)
Net increase (decrease)
(7,452) (81,750) (7,440) (84,436)
Class C
Proceeds from shares sold 1,714 17,738 2,902 32,269
Proceeds from reinvestment of distributions 2,944 28,257 3,811 42,005
Payments for shares redeemed (16,009) (165,786) (18,173) (201,439)
Net increase (decrease)
(11,351) (119,791) (11,460) (127,165)
Class E
Proceeds from shares sold 83 892 124 1,416
Proceeds from reinvestment of distributions 49 483 77 871
Payments for shares redeemed (278) (2,983) (635) (7,233)
Net increase (decrease)
(146) (1,608) (434) (4,946)
Class R1
Proceeds from shares sold 374 4,024 608 7,004
Proceeds from reinvestment of distributions 149 1,493 227 2,588
Payments for shares redeemed (1,545) (16,788) (1,838) (21,035)
Net increase (decrease)
(1,022) (11,271) (1,003) (11,443)
Class R4
Proceeds from shares sold 590 6,257 575 6,536
Proceeds from reinvestment of distributions 318 3,146 386 4,361
Payments for shares redeemed (1,642) (17,333) (1,486) (16,869)
Net increase (decrease)
(734) (7,930) (525) (5,972)
Class R5
Proceeds from shares sold 407 4,342 442 5,033
Proceeds from reinvestment of distributions 210 2,072 288 3,264
Payments for shares redeemed (1,065) (11,436) (1,628) (18,493)
Net increase (decrease)
(448) (5,022) (898) (10,196)
Class S
Proceeds from shares sold 3,588 38,733 4,842 55,567
Proceeds from reinvestment of distributions 1,583 15,815 2,085 23,779
Payments for shares redeemed (10,094) (108,582) (11,260) (129,152)
Net increase (decrease)
(4,923) (54,034) (4,333) (49,806)
Class T (1)
Payments for shares redeemed — — (9) (103)
Net increase (decrease)
— — (9) (103)
Total increase (decrease)
(26,076) $ (281,406) (26, 102 ) $ (29 4 , 067 )

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
72 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 10.77 .30 . 56 . 86 (.45) —
October 31, 2018 11.87 .33 (.72) (.39) (.34) (.37)
October 31, 2017 11.41 .21 1.08 1.29 (.18) (.65)
October 31, 2016 12.07 .25 .23 .48 (.26) (.88)
October 31, 2015 12.43 .34 (.37) (.03) (.33) —
Class C
October 31, 2019 10.50 .22 . 54 . 76 (.43) —
October 31, 2018 11.61 .24 (.7 1 ) (.47) (.27) (.37)
October 31, 2017 11.22 .12 1.06 1.18 (.14) (.65)
October 31, 2016 11.89 .16 .23 .39 (.18) (.88)
October 31, 2015 12.26 .24 (.36) (.12) (.25) —
Class E
October 31, 2019 10.82 .30 . 56 . 86 (.45) —
October 31, 2018 11.93 .35 (.76) (.41) (.33) (.37)
October 31, 2017 11.47 .24 1.04 1.28 (.17) (.65)
October 31, 2016 12.13 .26 .21 .47 (.25) (.88)
October 31, 2015 12.48 .36 (.40) (.04) (.31) —
Class R1
October 31, 2019 10.92 .35 . 54 . 89 (.45) —
October 31, 2018 12.02 .37 (.74) (.37) (.36) (.37)
October 31, 2017 11.54 .34 .99 1.33 (.20) (.65)
October 31, 2016 12.20 .30 .20 .50 (.28) (.88)
October 31, 2015 12.55 .38 (.37) .01 (.36) —
Class R4
October 31, 2019 10.80 .31 . 55 . 86 (.45) —
October 31, 2018 11.90 .33 (.72) (.39) (.34) (.37)
October 31, 2017 11.44 .21 1.08 1.29 (.18) (.65)
October 31, 2016 12.10 .25 .22 .47 (.25) (.88)
October 31, 2015 12.46 .35 (.38) (.03) (.33) —
Class R5
October 31, 2019 10.81 .27 . 5 7 . 8 4 (.44) —
October 31, 2018 11.92 .31 (.74) (.43) (.31) (.37)
October 31, 2017 11.47 .19 1.07 1.26 (.16) (.65)
October 31, 2016 12.13 .22 .22 .44 (.22) (.88)
October 31, 2015 12.48 .33 (.39) (.06) (.29) —
Class S
October 31, 2019 10.91 .34 . 55 .8 9 (.45) —
October 31, 2018 12.01 .36 (.74) (.38) (.35) (.37)
October 31, 2017 11.54 .22 1.10 1.32 (.20) (.65)
October 31, 2016 12.19 .27 .24 .51 (.28) (.88)
October 31, 2015 12.55 .36 (.37) (.01) (.35) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 73
$
Distributions in
Excess
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
(.10) (.55) 11.08 8.58 546,705 .73 .47 2.8 6 11
— (.71) 10.77 (3.52) 611,245 .72 .47 2.92 11
— (.83) 11.87 12.05 761,954 .73 .46 1.83 33
— (1.14) 11.41 4.56 808,160 .72 .44 2.24 16
— (.33) 12.07 (.31) 909,827 .72 .48 2.75 35
(.09) (.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
— (.64) 10.50 (4.26) 592,930 1.47 1.22 2.16 11
— (.79) 11.61 11.13 788,531 1.48 1.21 1.11 33
— (1.06) 11.22 3.80 910,762 1.47 1.19 1.47 16
— (.25) 11.89 (1.05) 1,089,189 1.47 1.23 1.95 35
(.09) (.54) 11.14 8.60 8,508 .73 .56 2.78 11
— (.70) 10.82 (3.67) 9,852 .72 .57 3. 09 11
— (.82) 11.93 11.88 16,030 .73 .57 2.13 33
— (1.13) 11.47 4.38 23,708 .72 .57 2.35 16
— (.31) 12.13 (.32) 37,184 .72 .56 2.93 35
(.10) (.55) 11.26 8.81 19,058 .48 .26 3.24 11
— (.73) 10.92 (3.32) 29,630 .47 .26 3.25 11
— (.85) 12.02 12.24 44,666 .47 .26 3.00 33
— (1.16) 11.54 4.70 124,091 .47 .26 2.68 16
— (.36) 12.20 .04 200,991 .47 .23 3.03 35
(.09) (.54) 11.12 8.64 56,506 .73 .51 2.89 11
— (.71) 10.80 (3.55) 62,826 .72 .51 2.86 11
— (.83) 11.90 11.94 75,481 .73 .51 1.88 33
— (1.13) 11.44 4.46 115,400 .72 .51 2.25 16
— (.33) 12.10 (.31) 153,931 .72 .48 2.86 35
(.10) (.54) 11.11 8.36 39,329 .98 .76 2.5 2 11
— (.68) 10.81 (3.81) 43,113 .97 .76 2.70 11
— (.81) 11.92 11.68 58,230 .98 .76 1.63 33
— (1.10) 11.47 4.18 73,055 .97 .76 2.00 16
— (.29) 12.13 (.48) 101,555 .97 .73 2.71 35
(.10) (.55) 11.25 8.79 281,677 .48 .31 3.10 11
— (.72) 10.91 (3.37) 326,777 .47 .32 3.10 11
— (.85) 12.01 12.11 411,791 .48 .32 1.94 33
— (1.16) 11.54 4.73 404,463 .47 .32 2.43 16
— (.35) 12.19 (.13) 479,581 .47 .31 2.93 35

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
74 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book
Advisory fees $ 40,877
Administration fees 51,794
Distribution fees 433,895
Shareholder servicing fees 125,260
Transfer agent fees 150,224
Trustee fees 2,973
$ 805,023
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 52,691 $ 4,396 $ 8,672 $ (5,948) $ 3,857 $ 46,324 $ 683 $ —
Global Infrastructure Fund 31,292 3,160 10,233 555 2,509 27,283 1,093 1,362
Global Real Estate Securities Fund 26,966 1,599 8,864 (142) 3,848 23,407 623 232
Multifactor U.S. Equity Fund 23,303 3,006 5,925 956 (561) 20,779 597 1,669
Sustainable Equity Fund 31,118 3,243 8,664 2,484 (1,013) 27,168 629 1,972
U.S. Dynamic Equity Fund 11,639 3,105 2,620 (915) (694) 10,515 640 2,073
U.S. Small Cap Equity Fund 88,030 15,722 15,058 877 (9,713) 79,858 2,975 9,208
Opportunistic Credit Fund 65,075 6,059 16,060 (297) 1,557 56,334 3,348 —
Strategic Bond Fund 376,808 26,885 109,171 (292) 31,826 326,056 8,794 —
Unconstrained Total Return Fund 115,283 8,490 25,039 (228) 918 99,424 3,349 —
Emerging Markets Fund 127,253 15,424 36,106 2,005 4,825 113,401 5,592 —
Global Equity Fund 294,560 45,137 71,555 (10,371) 1,626 259,397 13,161 24,536
Multifactor International Equity Fund 203,957 15,139 45,884 (2,695) 10,498 181,015 6,484 —
Multi-Strategy Income Fund 131,588 8,422 30,400 (1,285) 5,549 113,874 3,344 —
U.S. Cash Management Fund 1,432 62,009 36,715 3 2 26,731 139 —
$ 1,580,995 $ 221,796 $ 430,966 $ (15,293) $ 55,034 $ 1,411,566 $ 51,451 $ 41,052
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,279,516,157 $ 153,463,501 $ (23,618,841) $ 129,844,660 $ — $ 33,480,881
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
$ 67,140,218 $ — $ 14,319,404 $ 55,189,724 $ 66,394,403 $ —

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 75
and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 14,319
Additional paid-in capital
(14,319)
Federal Income Taxes, continued

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
76 Growth Strategy Fund
Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year 1 .91%
5 Years 3 .20%§
10 Years 6 .29%§
Growth Strategy Fund
-
Class C
Total
Return
1 Year 7 .27%
5 Years 3 .64%§
10 Years 6 .11%§
Growth Strategy Fund
-
Class E
Total
Return
1 Year 8 .14%
5 Years 4 .44%§
10 Years 6 .93%§
Growth Strategy Fund
-
Class R1
Total
Return
1 Year 8 .40%
5 Years 4 .76%§
10 Years 7 .28%§
Growth Strategy Fund
-
Class R4
‡ ‡
Total
Return
1 Year 8 .16%
5 Years 4 .49%§
10 Years 7 .01%§
Growth Strategy Fund
-
Class R5
‡ ‡ ‡
Total
Return
1 Year 7 .82%
5 Years 4 .23%§
10 Years 6 .75%§
Growth Strategy Fund
-
Class S
Total
Return
1 Year 8 .40%
5 Years 4 .70%§
10 Years 7 .19%§
Russell 1000
®
Index **
Total
Return
1 Year 14 .15%
5 Years 10 .55%§
10 Years 13 .72%§
Bloomberg Barclays U.S. Aggregate Bond Index ***
Total
Return
1 Year 11 .51%
5 Years 3 .24%§
10 Years 3 .73%§
MSCI World ex USA Index (Net) ****
Total
Return
1 Year 11 .08%
5 Years 4 .05%§
10 Years 5 .28%§

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Growth Strategy Fund 77
The Growth Strategy Fund (the “Fund”) is a fund of funds
that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class R1, Class R4, Class R5 and Class
S Shares gained 8.09%, 7.27%, 8.14%, 8.40%, 8.16%, 7.82%
and 8.40%, respectively. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained 14.15%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Allocation-70% to 85% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 9.86%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Due to slowing global growth and the ongoing trade war
rhetoric, assets with higher yields and stable earnings generally outperformed. Risky assets were preferred over defensive assets, and the Fund was able to benefit from equity Underlying Fund allocations that returned positively on an absolute basis. In terms of the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes were the highest performing over the period.
The U.S. equity market, as broadly measured by the Russell 3000
®
Index, gained 13.49% over the period. From a style perspective, growth outperformed value. From a sector perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively except energy. The Fund’s strategic exposure to non-U.S. equities hindered performance over the period as international markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income and alternative Underlying Funds.
The Fund’s asset allocation was a detractor to performance relative to the Fund’s equity benchmark during the period. Allocations to global real estate investment trusts and infrastructure were beneficial, while high yield credit and treasuries also performed positively. However, this was offset by non-U.S. equities
exposure, as non-U.S. developed equities trailed U.S. equities, and commodities delivered negative returns.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. An allocation to the Strategic Bond
Fund detracted as fixed income underperformed the broader
equity markets, owing to market uncertainties that pushed investor demand towards perceived safe-havens. The performance was
further hampered by an allocation to the Opportunistic Credit
Fund as a result of its allocation to CCC-rated credit and its reduction in emerging markets debt exposure in favor of shorter duration securitized credit.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
underperformed the Fund’s equity benchmark. In addition,
the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Sustainable Equity Fund
underperformed its benchmark, as it was consistently underweight stocks with lower momentum and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-
relative performance over the year. The Multifactor International

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
78 Growth Strategy Fund
Equity Fund underperformed its benchmark for the one-year
period due to its value orientation and sector positioning. An underweight to health care and overweight to financials detracted.
On the other hand, the U.S. Dynamic Equity Fund outperformed its benchmark, owing to positive stock selection within the
information technology, consumer discretionary and energy
sectors.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s equity benchmark.
The Global Real Estate Securities Fund outperformed the
Fund’s benchmark due to the overall strength of the asset class relative to other market segments. The Global Infrastructure
Fund outperformed both the Fund’s equity benchmark and its
listed infrastructure benchmark due to out-of-index exposures to construction and engineering and specialized REITs. The
Commodity Strategies Fund struggled versus its benchmark, as well as the Fund’s equity benchmark.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation
from the target strategic asset allocation by up to +/- 5% at the equity, fixed income or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy contributed over the period as the long positions outperformed from interest rates falling, and RIM trimmed the exposure based on strength in the second quarter of 2019. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Growth Strategy Fund 79
* Assumes initial investment on November 1, 2009.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
80 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 201 9 to October 31, 201 9 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,021.80 $ 1,022.33
Expenses Paid During Period* $ 2.90 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,017.50 $ 1,018.55
Expenses Paid During Period* $ 6.71 $ 6.72
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.50 $ 1,022.33
Expenses Paid During Period* $ 2.91 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Growth Strategy Fund 81
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,023.90 $ 1,023.84
Expenses Paid During Period* $ 1.38 $ 1.38
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,022.60 $ 1,022. 58
Expenses Paid During Period* $ 2. 6 5 $ 2. 6 5
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,020.90 $ 1,021. 32
Expenses Paid During Period* $ 3. 92 $ 3. 92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,023.10 $ 1,023.59
Expenses Paid During Period* $ 1.63 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
82 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.0%
Alternative - 7.4%
Commodity Strategies Fund Class Y 6,025,538 31,453
Global Infrastructure Fund Class Y 1,682,211 19,329
Global Real Estate Securities Fund Class Y 769,661 28,362
79,144
Domestic Equities - 28.6%
Multifactor U.S. Equity Fund Class Y 7,154,440 94,510
Sustainable Equity Fund Class Y 928,969 51,047
U.S. Dynamic Equity Fund Class Y 5,134,096 37,171
U.S. Small Cap Equity Fund Class Y 4,347,372 121,031
303,759
Fixed Income - 17.0%
Opportunistic Credit Fund Class Y 1,276,128 12,174
Strategic Bond Fund Class Y 4,588,054 51,203
Unconstrained Total Return Fund Class Y 11,692,563 117,276
180,653
International Equities - 43.0%
Emerging Markets Fund Class Y 4,563,303 85,106
Global Equity Fund Class Y 18,702,916 188,151
Multifactor International Equity Fund Class Y 18,931,656 184,016
457,273
Total Investments in Affiliated Funds
(cost $920,554) 1,020,829
Short-Term Investments - 1.7%
U.S. Cash Management Fund(@) 17,452,429 (∞)
17,459
Total Short-Term Investments
(cost $17,458) 17,459
Total Investments 97.7%
(identified cost $938,012) 1,038,288
Other Assets and Liabilities, Net - 2.3%
24,977
Net Assets - 100.0%
1,063,265

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 83
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 84 EUR 9,664 11/19
(36)
CAC40 Euro Index Futures 558 EUR 31,957 11/19
252
Canadian 10 Year Government Bond Futures 178 CAD 25,283 12/19
(310)
DAX Index Futures 82 EUR 26,432 12/19
1,228
Dow Jones U.S. Real Estate Index Futures 586 USD 21,682 12/19
661
EURO STOXX 50 Index Futures 514 EUR 18,550 12/19
565
FTSE 100 Index Futures 109 GBP 7,898 12/19
(85)
FTSE/MIB Index Futures 65 EUR 7,365 12/19
312
IBEX 35 Index Futures 90 EUR 8,350 11/19
20
MSCI EAFE Index Futures 145 USD 14,190 12/19
350
MSCI Emerging Markets Index Futures 588 USD 30,617 12/19
295
OMXS30 Index Futures 388 SEK 67,231 11/19
320
United States 2 Year Treasury Note Futures 1,517 USD 327,068 12/19
(667)
United States 10 Year Treasury Note Futures 183 USD 23,844 12/19
(240)
Short Positions
Euro-Bund Futures 90 EUR 15,458 12/19
454
Hang Seng Index Futures 15 HKD 20,238 11/19
(15)
Long Guilt Futures 106 GBP 14,081 12/19
215
MSCI Singapore Index Futures 64 SGD 2,372 11/19
(18)
NASDAQ 100 E-Mini Index Futures 368 USD 59,544 12/19
(1,337)
Russell 1000 E-Mini Index Futures 54 USD 4,524 12/19
(33)
Russell 2000 E-Mini Index Futures 410 USD 32,050 12/19
419
S&P 400 E-Mini Index Futures 30 USD 5,865 12/19
35
S&P 500 E-Mini Index Futures 979 USD 148,603 12/19
(1,374)
S&P Financial Select Sector Index Futures 95 USD 8,371 12/19
(64)
S&P/TSX 60 Index Futures 5 CAD 985 12/19
7
SPI 200 Index Futures 1 AUD 166 12/19
—
TOPIX Index Futures 63 JPY 1,051,156 12/19
(758)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
196
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,136 NOK 19,642 11/22/19 —
Bank of Montreal AUD 4,555 USD 3,139 12/18/19 (5)
Bank of Montreal CAD 2,732 USD 2,079 12/18/19 4
Bank of Montreal CHF 1,415 USD 1,441 12/18/19 1
Bank of Montreal EUR 7,569 USD 8,432 12/18/19 (36)
Bank of Montreal GBP 5,254 USD 6,509 12/18/19 (305)
Bank of Montreal JPY 313,437 USD 2,890 11/22/19 (15)
Bank of New York AUD 4,555 USD 3,137 12/18/19 (7)
Bank of New York CAD 2,732 USD 2,079 12/18/19 4
Bank of New York CHF 1,415 USD 1,440 12/18/19 1
Bank of New York EUR 7,569 USD 8,420 12/18/19 (48)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
84 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 5,254 USD 6,496 12/18/19 (319)
Citigroup USD 5,484 CAD 7,252 11/22/19 22
Citigroup AUD 4,555 USD 3,138 12/18/19 (6)
Citigroup CAD 2,732 USD 2,079 12/18/19 4
Citigroup CHF 1,415 USD 1,440 12/18/19 1
Citigroup CNY 85,360 USD 11,975 12/18/19 (131)
Citigroup EUR 9,054 USD 10,028 11/22/19 (82)
Citigroup EUR 7,569 USD 8,426 12/18/19 (42)
Citigroup GBP 5,254 USD 6,511 12/18/19 (303)
Commonwealth Bank of Australia CHF 8,812 USD 8,867 11/22/19 (77)
Royal Bank of Canada USD 3,335 SEK 32,686 11/22/19 53
Royal Bank of Canada AUD 4,555 USD 3,140 12/18/19 (4)
Royal Bank of Canada CAD 2,732 USD 2,079 12/18/19 5
Royal Bank of Canada CHF 1,415 USD 1,442 12/18/19 2
Royal Bank of Canada EUR 7,569 USD 8,426 12/18/19 (42)
Royal Bank of Canada GBP 6,630 USD 8,511 11/22/19 (82)
Royal Bank of Canada GBP 5,254 USD 6,513 12/18/19 (301)
Standard Chartered AUD 4,555 USD 3,137 12/18/19 (7)
Standard Chartered CAD 2,732 USD 2,079 12/18/19 4
Standard Chartered CHF 1,415 USD 1,440 12/18/19 1
Standard Chartered EUR 7,569 USD 8,421 12/18/19 (46)
Standard Chartered GBP 5,254 USD 6,498 12/18/19 (317)
State Street HKD 24,776 USD 3,162 12/18/19 1
State Street JPY 485,836 USD 4,565 12/18/19 53
State Street KRW 40,818,570 USD 34,332 12/18/19 (577)
State Street MXN 7,760 USD 391 12/18/19 (10)
State Street RUB 303,330 USD 4,553 12/18/19 (149)
State Street SEK 12,251 USD 1,277 12/18/19 5
State Street SGD 1,346 USD 977 12/18/19 (13)
State Street TWD 501,900 USD 16,220 12/18/19 (340)
State Street ZAR 8,880 USD 595 12/18/19 11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(3,092)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Bank of America USD 24,173 3 Month LIBOR + 0.130%
(2)
12/20/19 — (1,404) (1,404)
Total Open Total Return Swap Contracts (å) — (1,404) (1,404)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 85
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 60,900 (1.000%)
(2)
12/20/24
(4,080) (637) (4,717)
CMBX NA Index Bank of America
Purchase
USD 10,600 (1.000%)
(2)
12/20/24
(216) (28) (244)
Total Open Credit Indices Contracts (å) (4,296) (665) (4,961)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 1,020,829 $ — $ —
$ —
$ 1,020,829 96. 0
Short-Term Investments — — —
17,459
17,459 1. 7
Total Investments 1,020,829 — — 17,459 1,038,288 97.7
Other Assets and Liabilities, Net 2.3
100.0
Other Financial Instruments
Assets
Futures Contracts 5,133 — — — 5,133 0. 5
Foreign Currency Exchange Contracts — 17 2 — — 17 2 —
*
'
Liabilities
Futures Contracts (4,937) — — — (4,937) (0. 5 )
Foreign Currency Exchange Contracts — (3,26 4 ) — — (3,26 4 ) (0.3)
Total Return Swap Contracts — (1,404) — — (1,404) (0.1)
Credit Default Swap Contracts — (4,961) — — (4,961) (0.5)
Total Other Financial Instruments
**
$ 196 $ (9,457) $ — $ — $ (9,261)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
86 Growth Strategy Fund
Russell Investment Company
Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 172 $ —
Variation margin on futures contracts* 4,464 — — 669
Total
$ 4,464 $ — $ 172 $ 669
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,720 $ — $ — $ 1,217
Unrealized depreciation on foreign currency exchange contracts — — 3,264 —
Total return swap contracts, at fair value 1,404 — — —
Credit default swap contracts, at fair value — 4,961 — —
Total
$ 5,124 $ 4,961 $ 3,264 $ 1,217
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (7,93 4 ) $ — $ — $ —
Futures contracts 4 , 501 — — 1 1 , 1 9 7
Options written — — — 481
Total return swap contracts 10,905 — — —
Credit default swap contracts — (1,671) — —
Foreign currency exchange contracts — — 7,481 —
Total
$ 7 , 472 $ (1,671) $ 7,481 $ 1 1 , 678
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 3,5 30 $ — $ — $ —
Futures contracts (349) — — 751
Total return swap contracts (20,781) — — —
Credit default swap contracts — (1,099) — —
Foreign currency exchange contracts — — (6,476) —
Total
$ (1 7 , 600 ) $ (1,099) $ (6,476) $ 751
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 87
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 172 $ — $ 172
Total Financial and Derivative Assets
172 — 172
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 172 $ — $ 172
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 6 $ 6 $ — $ —
Bank of New York
5 5 — —
Citigroup
28 28 — —
Royal Bank of Canada
57 57 — —
Standard Chartered
5 5 — —
State Street
71 71 — —
Total
$ 172 $ 172 $ — $ —

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
88 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,26 4 $ — $ 3,26 4
Total Return Swap Contracts Total return swap contracts, at fair value 1,404 — 1,404
Credit Default Swap Contracts Credit default swap contracts, at fair value 4,961 — 4,961
Total Financial and Derivative Liabilities
9,62 9 — 9,62 9
Financial and Derivative Liabilities not subject to a netting agreement
(4,96 2 ) — (4,96 2 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,667 $ — $ 4,667
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,404 $ — $ 1,404 $ —
Bank of Montreal 362 6 — 356
Bank of New York 374 5 — 369
Citigroup 564 28 — 536
Commonwealth Bank of Australia 75 — — 75
Royal Bank of Canada 429 57 — 372
Standard Chartered 370 5 — 365
State Street 1,089 71 1,018 —
Total
$ 4,667 $ 172 $ 2,422 $ 2,073
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 89
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 938,012
Investments, at fair value(>) ...........................................................................................................................................................
1,038,288
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 172
Receivables:

From broker(a)(b)( c ) ........................................................................................................................................................... 35,362
Variation margin on futures contracts ................................................................................................................................. 757
Total assets .................................................................................................................................................
1,075,167
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 530
Investments purchased ...................................................................................................................................................... 21 3
Fund shares redeemed ....................................................................................................................................................... 216
Accrued fees to affiliates .................................................................................................................................................... 637
Other accrued expenses ..................................................................................................................................................... 133
Variation margin on futures contracts ................................................................................................................................. 544
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 3,26 4
Total return swap contracts, at fair value(∞) ................................................................................................................................... 1,404
Credit default swap contracts, at fair value(+) ................................................................................................................................ 4,961
Total liabilities .............................................................................................................................................
11,902
Net Assets ............................................................................................................................................................
$ 1,063,265

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
90 Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 139,875
Shares of beneficial interest ...........................................................................................................................................................
883
Additional paid-in capital ..............................................................................................................................................................
922,507
Net Assets ............................................................................................................................................................
$ 1,063,265
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.18
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.92
Class A — Net assets ............................................................................................................................................................. $ 455,748,874
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 37,416,386
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.63
Class C — Net assets ............................................................................................................................................................. $ 332,569,299
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 28,591,356
Net asset value per share: Class E(#) ............................................................................................................................................. $ 12.24
Class E — Net assets ............................................................................................................................................................. $ 7,706,074
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 629,327
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 12.40
Class R1 — Net assets ........................................................................................................................................................... $ 7,946,761
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 641,035
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 12.24
Class R4 — Net assets ........................................................................................................................................................... $ 57,806,370
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 4,723,372
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 12.20
Class R5 — Net assets ........................................................................................................................................................... $ 32,313,230
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,648,796
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.39
Class S — Net assets ............................................................................................................................................................. $ 169,173,933
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,658,570
Amounts in thousands
(∞)     Total return swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ (4,29 6 )
(>)     Investments in affiliated funds $ 1,038,288
(a)     Receivable from Broker for Futures $ 25,862
(b)     Receivable from Broker for Swaps $ 8,460
(c)     Receivable from Broker for Forwards $ 1,040
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 91
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 37, 8 83
Interest .............................................................................................................................................................................. 8 9
Total investment income ...............................................................................................................................................................
37, 972
Expenses
Advisory fees .................................................................................................................................................................... 2,237
Administrative fees ........................................................................................................................................................... 475
Custodian fees ................................................................................................................................................................... 86
Distribution fees - Class A ................................................................................................................................................ 1,168
Distribution fees - Class C ................................................................................................................................................ 2,693
Distribution fees - Class R5 .............................................................................................................................................. 87
Transfer agent fees - Class A ............................................................................................................................................ 90 5
Transfer agent fees - Class C ............................................................................................................................................. 696
Transfer agent fees - Class E ............................................................................................................................................. 16
Transfer agent fees - Class R1 .......................................................................................................................................... 29
Transfer agent fees - Class R4 .......................................................................................................................................... 114
Transfer agent fees - Class R5 .......................................................................................................................................... 68
Transfer agent fees - Class S ............................................................................................................................................. 341
Professional fees ............................................................................................................................................................... 90
Registration fees ............................................................................................................................................................... 110
Shareholder servicing fees - Class C ................................................................................................................................. 898
Shareholder servicing fees - Class E ................................................................................................................................. 21
Shareholder servicing fees - Class R4 ............................................................................................................................... 146
Shareholder servicing fees - Class R5 ............................................................................................................................... 87
Trustees’ fees .................................................................................................................................................................... 4 5
Printing fees ...................................................................................................................................................................... 174
Miscellaneous ................................................................................................................................................................... 3 2
Expenses before reductions .............................................................................................................................................. 10,51 8
Expense reductions ........................................................................................................................................................... (1,960)
Net expenses .................................................................................................................................................................................
8,558
Net investment income (loss) ........................................................................................................................................................
29,414
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (7, 93 4 )
Investments in affiliated funds ......................................................................................................................................... ( 7 , 33 8 )
Futures contracts .............................................................................................................................................................. 15,698
Options written ................................................................................................................................................................. 481
Foreign currency exchange contracts ................................................................................................................................ 7,481
Total return swap contracts ............................................................................................................................................... 10,905
Credit default swap contracts ............................................................................................................................................ (1,671)
Capital gain distributions from affiliated funds ................................................................................................................. 49,857
Net realized gain (loss) ..................................................................................................................................................................
67,479
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 3, 530
Investments in affiliated funds .......................................................................................................................................... 11, 478
Futures contracts .............................................................................................................................................................. 402
Foreign currency exchange contracts ................................................................................................................................ (6,476)
Total return swap contracts ............................................................................................................................................... (20,781)
Credit default swap contracts ............................................................................................................................................ (1,099)
Foreign currency-related transactions ............................................................................................................................... (316)

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
92 Growth Strategy Fund
e
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... (13,262)
Net realized and unrealized gain (loss) ......................................................................................................................................... 54,217
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 83,631

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 93
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 29,414 $ 40,176
Net realized gain (loss) ...................................................................................................................... 67,479 20,642
Net change in unrealized appreciation (depreciation) ....................................................................... (13,262) (95,147)
Net increase (decrease) in net assets from operations ............................................................................. 83,631 (34,329)
Distributions
To shareholders
Class A .......................................................................................................................................... (28,869) (33,667)
Class C .......................................................................................................................................... (23,146) (27,183)
Class E .......................................................................................................................................... (526) (702)
Class R1 ........................................................................................................................................ (1,044) (1,342)
Class R4 ........................................................................................................................................ (3,570) (4,215)
Class R5 ........................................................................................................................................ (2,198) (2,726)
Class S ........................................................................................................................................... (11,213) (13,401)
Net decrease in net assets from distributions .......................................................................................... (70,566) (83,236)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (143,7 7 8) (149,672)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(130,71 3 ) (267,237)
Net Assets
Beginning of period .................................................................................................................................
1,193,978 1,461,215
End of period ..........................................................................................................................................
$ 1,063,26 5 $ 1,193,978

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
94 Growth Strategy Fund
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,728 $ 20,095 1,943 $ 24,693
Proceeds from reinvestment of distributions 2,684 28,608 2,659 33,489
Payments for shares redeemed (7,411) (87,035) (8,556) (108,833)
Net increase (decrease)
(2,999) (38,332) (3,954) (50,651)
Class C
Proceeds from shares sold 1,273 14,202 1,628 19,988
Proceeds from reinvestment of distributions 2,252 23,063 2,221 27,009
Payments for shares redeemed (8,650) (97,013) (9,229) (112,902)
Net increase (decrease)
(5,125) (59,748) (5,380) (65,905)
Class E
Proceeds from shares sold 41 482 78 997
Proceeds from reinvestment of distributions 49 525 56 702
Payments for shares redeemed (185) (2,185) (354) (4,510)
Net increase (decrease)
(95) (1,178) (220) (2,811)
Class R1
Proceeds from shares sold 137 1,624 169 2,185
Proceeds from reinvestment of distributions 96 1,036 104 1,332
Payments for shares redeemed (1,131) (13,525) (403) (5,187)
Net increase (decrease)
(898) (10,865) (130) (1,670)
Class R4
Proceeds from shares sold 474 5,570 424 5,407
Proceeds from reinvestment of distributions 334 3,570 333 4,214
Payments for shares redeemed (1,076) (12,693) (1,255) (15,938)
Net increase (decrease)
(268) (3,553) (498) (6,317)
Class R5
Proceeds from shares sold 236 2,786 316 4,014
Proceeds from reinvestment of distributions 206 2,198 216 2,727
Payments for shares redeemed (902) (10,691) (1,038) (13,219)
Net increase (decrease)
(460) (5,707) (506) (6,478)
Class S
Proceeds from shares sold 2,330 27,525 2,517 32,373
Proceeds from reinvestment of distributions 1,026 11,089 1,038 13,237
Payments for shares redeemed (5,345) (63,009) (4,777) (61,345)
Net increase (decrease)
(1,989) (24,395) (1,222) (15,735)
Class T(1)
Payments for shares redeemed — — (8) (105)
Net increase (decrease)
— — 8 ) (105)
Total increase (decrease)
(11,834) $ (143,778) (11,918) $ (149,672)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
96 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2019 12.04 .33 .54 .87 (.60) (.13)
October 31, 2018 13.16 .40 (.74) (.34) (.36) (.42)
October 31, 2017 11.88 .17 1.66 1.83 (.24) (.31)
October 31, 2016 11.68 .21 .19 .40 (.20) —
October 31, 2015 12.14 .30 (.48) (.18) (.25) —
Class C
October 31, 2019 11.59 .22 . 53 . 75 (.58) (.13)
October 31, 2018 12.72 .29 (.71) (.42) (.29) (.42)
October 31, 2017 11.54 .08 1.61 1.69 (.20) (.31)
October 31, 2016 11.36 .11 .19 .30 (.12) —
October 31, 2015 11.85 .20 (.46) (.26) (.21) —
Class E
October 31, 2019 12.10 .35 . 5 2 . 8 7 (.60) (.13)
October 31, 2018 13.22 .43 (.77) (.34) (.36) (.42)
October 31, 2017 11.93 .23 1.61 1.84 (.24) (.31)
October 31, 2016 11.73 .23 .17 .40 (.20) —
October 31, 2015 12.19 .35 (.53) (.18) (.25) —
Class R1
October 31, 2019 12.22 .43 . 49 . 92 (.61) (.13)
October 31, 2018 13.33 .45 (.75) (.30) (.39) (.42)
October 31, 2017 12.02 .32 1.56 1.88 (.26) (.31)
October 31, 2016 11.81 .26 .18 .44 (.23) —
October 31, 2015 12.27 .36 (.50) (.14) (.29) —
Class R4
October 31, 2019 12.09 .34 . 54 . 88 (.60) (.13)
October 31, 2018 13.21 .41 (.74) (.33) (.37) (.42)
October 31, 2017 11.92 .19 1.66 1.85 (.25) (.31)
October 31, 2016 11.72 .23 .17 .40 (.20) —
October 31, 2015 12.18 .33 (.50) (.17) (.26) —
Class R5
October 31, 2019 12.08 .32 . 52 . 84 (.59) (.13)
October 31, 2018 13.20 .39 (.75) (.36) (.34) (.42)
October 31, 2017 11.93 .15 1.66 1.81 (.23) (.31)
October 31, 2016 11.73 .19 .19 .38 (.18) —
October 31, 2015 12.19 .31 (.50) (.19) (.25) —
Class S
October 31, 2019 12.21 .39 . 5 3 . 9 2 (.61) (.13)
October 31, 2018 13.33 .45 (.76) (.31) (.39) (.42)
October 31, 2017 12.02 .21 1.67 1.88 (.26) (.31)
October 31, 2016 11.81 .25 .19 .44 (.23) —
October 31, 2015 12.27 .34 (.49) (.15) (.28) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 97
$
Return of
Capital
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
— (.73) 12.18 8.09 455,749 .73 .56 2.82 13
— (.78) 12.04 (2.81) 486,650 .73 .57 3.15 14
— (.55) 13.16 15.98 583,987 .73 .57 1.39 23
— (.20) 11.88 3.50 583,888 .72 .57 1.85 14
(.03) (.28) 11.68 (1.50) 664,817 .72 .56 2.51 39
— (.71) 11.63 7.27 332,569 1.49 1.31 1.99 13
— (.71) 11.59 (3.55) 390,800 1.48 1.32 2.35 14
— (.51) 12.72 15.13 497,276 1.48 1.32 .64 23
— (.12) 11.54 2.69 554,255 1.47 1.32 1.04 14
(.02) (.23) 11.36 (2.31) 652,442 1.47 1.31 1.68 39
— (.73) 12.24 8. 05 7,706 .73 .56 2.95 13
— (.78) 12.10 (2.80) 8,771 .73 .57 3.34 14
— (.55) 13.22 15.99 12,501 .73 .57 1.87 23
— (.20) 11.93 3.48 21,217 .72 .57 1.96 14
(.03) (.28) 11.73 (1.51) 25,868 .72 .56 2.89 39
— (.74) 12.40 8.40 7,947 .48 .26 3.62 13
— (.81) 12.22 (2.47) 18,800 .48 .27 3.50 14
— (.57) 13.33 16.22 22,252 .48 .27 2.59 23
— (.23) 12.02 3.86 76,969 .47 .27 2.24 14
(.03) (.32) 11.81 (1.15) 99,618 .47 .23 2.96 39
— (.73) 12.24 8.16 57,80 7 .74 .52 2.85 13
— (.79) 12.09 (2.76) 60,353 .73 .52 3.24 14
— (.56) 13.21 16.03 72,524 .73 .52 1.52 23
— (.20) 11.92 3.53 84,535 .72 .52 1.97 14
(.03) (.29) 11.72 (1.42) 110,916 .72 .48 2.72 39
— (.72) 12.20 7.82 32,313 .99 .77 2.71 13
— (.76) 12.08 (2.96) 37,543 .98 .77 3.07 14
— (.54) 13.20 15.70 47,724 .98 .77 1.24 23
— (.18) 11.93 3.23 54,899 .97 .77 1.69 14
(.02) (.27) 11.73 (1.71) 63,731 .97 .73 2.60 39
— (.74) 12.39 8.40 169,174 .48 .31 3.26 13
— (.81) 12.21 (2.58) 191,061 .48 .32 3.46 14
— (.57) 13.33 16.20 224,847 .48 .32 1.64 23
— (.23) 12.02 3.81 218,172 .47 .32 2.20 14
(.03) (.31) 11.81 (1.23) 271,012 .47 .31 2.81 39

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
98 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book
Advisory fees $ 16,998
Administration fees 38,128
Distribution fees 313,866
Shareholder servicing fees 90,936
Transfer agent fees 175,292
Trustee fees 1,902
$ 637,122
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 34,581 $ 2,807 $ 4,517 $ (2,207) $ 789 $ 31,453 $ 447 $ —
Global Infrastructure Fund 21,446 2,333 6,582 334 1,798 19,329 762 931
Global Real Estate Securities Fund 31,620 2,028 9,672 1,344 3,042 28,362 741 270
Multifactor U.S. Equity Fund 102,529 13,296 23,197 2,465 (583) 94,510 2,648 7,320
Sustainable Equity Fund 56,058 6,112 13,898 3,507 (732) 51,047 1,141 3,546
U.S. Dynamic Equity Fund 39,916 10,755 8,016 (2,925) (2,559) 37,171 2,201 7,122
U.S. Small Cap Equity Fund 129,489 23,850 19,346 (2,500) (10,462) 121,031 4,387 13,581
Opportunistic Credit Fund 13,875 1,308 3,278 (116) 385 12,174 722 —
Strategic Bond Fund 58,649 4,809 17,238 132 4,851 51,203 1,388 —
Unconstrained Total Return Fund 133,950 11,889 29,392 (334) 1,163 117,276 3,919 —
Emerging Markets Fund 88,452 10,740 18,898 648 4,164 85,106 4,005 —
Global Equity Fund 205,617 31,808 43,437 (4,876) (961) 188,151 9,124 17,087
Multifactor International Equity Fund 200,341 14,988 39,080 (2,811) 10,578 184,016 6,303 —
U.S. Cash Management Fund 809 34,782 18,138 1 5 17,459 95 —
$ 1,117,332 $ 171,505 $ 254,689 $ (7,338) $ 11,478 $ 1 ,038,288 $ 37,883 $ 49,857
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 941,550,113 $ 129,849,065 $ (38,282,692) $ 91,566,373 $ 2,923,839 $ 48,120,472
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 57,908,921 $ 12,657,547 $ — $ 37,400,113 $ 45,834,918 $ —

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 99
and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2019, there were no adjustments to the Statement of Assets and Liabilities.
As permitted by tax regulations, the Fund intends to defer a late year ordinary loss of $2,366,684 incurred from January 1, 2019 to
October 31, 2019, and treat it as arising in the fiscal year 2020.
Federal Income Taxes, continued

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2019 (Unaudited)
100 Equity Growth Strategy Fund
Equity Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year 1 .99%
5 Years 3 .66%§
10 Years 6 .83%§
Equity Growth Strategy Fund
-
Class C
Total
Return
1 Year 7 .52%
5 Years 4 .13%§
10 Years 6 .68%§
Equity Growth Strategy Fund
-
Class E
Total
Return
1 Year 8 .29%
5 Years 4 .92%§
10 Years 7 .48%§
Equity Growth Strategy Fund
-
Class R1
Total
Return
1 Year 8 .60%
5 Years 5 .25%§
10 Years 7 .85%§
Equity Growth Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 8 .36%
5 Years 5 .01%§
10 Years 7 .60%§
Equity Growth Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 8 .08%
5 Years 4 .73%§
10 Years 7 .32%§
Equity Growth Strategy Fund
-
Class S
Total
Return
1 Year 8 .52%
5 Years 5 .17%§
10 Years 7 .75%§
Russell 1000
®
Index **
Total
Return
1 Year 14 .15%
5 Years 10 .55%§
10 Years 13 .72%§
MSCI World ex USA Index (Net) ** *
Total
Return
1 Year 11 .08%
5 Years 4 .05%§
10 Years 5 .28%§

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Equity Growth Strategy Fund 101
The Equity Growth Strategy Fund (the “Fund”) is a fund of funds that invests principally in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying
Funds employ a multi-manager approach whereby portions of
the Underlying Funds are allocated to different money manager strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s and Underlying Funds’ advisor. RIM, as
the Underlying Funds’ advisor, may change the allocation of the
Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission
(“SEC”) permits RIM to engage or terminate a money manager
in an Underlying Fund at any time, subject to approval by the
Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2019?
For the fiscal year ended October 31, 2019, the Fund’s Class
A, Class C, Class E, Class R1, Class R4, Class R5 and Class
S Shares gained 8.25%, 7.52%, 8.29%, 8.60%, 8.36%, 8.08%
and 8.52%, respectively. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained 14.15%
during the same period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year ended October 31, 2019, the Morningstar
®
Allocation-70% to 85% Equity Category, a group of funds that
Morningstar considers to have investment strategies similar to those of the Fund, gained 9.86%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
The Fund seeks to achieve its objective by investing in Underlying
Funds that provide exposure to a range of diversified investments, and most major asset classes invested in by the Underlying Funds produced positive absolute returns during the period.
Due to slowing global growth and the ongoing trade war
rhetoric, assets with higher yields and stable earnings generally outperformed. Risky assets were preferred over defensive assets, and the Fund was able to benefit from equity Underlying Fund allocations that returned positively on an absolute basis. In terms of the Fund’s fixed income portfolio, exposure to securitized assets was beneficial, as a strong U.S. consumer and the low-
rate environment created opportunities within prepayment risk assets. The low-rate environment was also beneficial to global infrastructure and global real estate investment trusts (“REITs”), as both asset classes were the highest performing over the period.
The U.S. equity market, as broadly measured by the Russell 3000
®
Index, gained 13.49% over the period. From a style perspective, growth outperformed value. From a sector perspective, real estate, utilities and information technology stocks were one-year leaders, while all sectors returned positively except energy. The Fund’s strategic exposure to non-U.S. equities hindered performance over the period as international markets and emerging markets lagged due to political uncertainties, slower economic growth and trade war concerns.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic asset allocation included investments in global equity, fixed income and alternative Underlying Funds.
The Fund’s asset allocation was a detractor to performance relative to the Fund’s equity benchmark during the period. Allocations to global real estate investment trusts and infrastructure were beneficial, while high yield credit and treasuries also performed positively. However, this was offset by non-U.S. equities exposure as non-U.S. developed equities trailed U.S. equities, and
commodities delivered negative returns.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. An allocation to the Unconstrained
Total Return Fund detracted as fixed income underperformed
the broader equity markets, owing to market uncertainties
that pushed investor demand towards perceived safe-havens.
The performance was further hampered by an allocation to the
Opportunistic Credit Fund as a result of its allocation to CCC-
rated credit and its reduction in emerging markets debt exposure in favor of shorter duration securitized credit.
While the broader equity markets delivered strong absolute
performance over the period, the Fund’s equity allocation
underperformed the Fund’s equity benchmark. In addition,
the equity Underlying Funds generally underperformed their
respective equity benchmarks. The Sustainable Equity Fund
underperformed its benchmark, as it was consistently underweight stocks with lower momentum and overweight stocks with higher profitability. Both factor tilts negatively impacted benchmark-
relative performance over the year. The Multifactor International
Equity Fund underperformed its benchmark for the one-year

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
102 Equity Growth Strategy Fund
period due to its value orientation and sector positioning. An underweight to health care and overweight to financials detracted.
On the other hand, the U.S. Dynamic Equity Fund outperformed its benchmark, owing to positive stock selection within the
information technology, consumer discretionary and energy
sectors.
The alternative assets portion of the Fund’s portfolio provided positive results compared to the Fund’s equity benchmark.
The Global Real Estate Securities Fund outperformed the
Fund’s benchmark due to the overall strength of the asset class relative to other market segments. The Global Infrastructure
Fund outperformed both the Fund’s equity benchmark and its
listed infrastructure benchmark due to out-of-index exposures to construction and engineering and specialized REITs. The
Commodity Strategies Fund struggled versus its benchmark, as well as the Fund’s equity benchmark.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
RIM has the discretion to vary the Fund’s actual allocation
from the target strategic asset allocation by up to +/- 5% at the equity, fixed income or alternative category level based on
RIM’s capital markets research. In addition to investing in the
Underlying Funds, RIM may seek to actively manage a Fund’s
overall exposures by investing in derivatives that RIM believes will achieve the desired risk/return profile for the Fund.
RIM continued to operate the Fund as a risk manager rather than risk taker during the period. RIM’s tactical regional modifications to the Fund’s asset allocation versus strategic targets were challenged during the period, mainly driven by an overweight to
non-U.S. equity and U.S. equity underweight while U.S. equity led global market performance. In terms of tactical asset class modifications, in the first quarter of 2019, real estate exposure was added given attractive valuations. At the beginning of 2019,
RIM also increased exposure to high yield corporate credit, but pared back as spreads compressed to expensive levels.
RIM manages a global real yield positioning strategy and a
currency factor positioning strategy for the Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are
expected to be relatively high and short positions where net-of-
inflation yield is expected to be relatively low. The currency factor strategy utilized currency forward contracts to take long and short positions in global foreign exchange markets. The global real yield strategy contributed over the period as the long positions outperformed from interest rates falling, and RIM trimmed the exposure based on strength in the second quarter of 2019. With respect to the currency factor strategy, the Fund’s exposure moderately detracted.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2019
(Unaudited)
Equity Growth Strategy Fund 103
* Assumes initial investment on November 1, 2009.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — October 31, 2019 (Unaudited)
104 Equity Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2019 to October 31, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,019.40 $ 1,022.33
Expenses Paid During Period* $ 2.90 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,015.80 $ 1,018.55
Expenses Paid During Period* $ 6.71 $ 6.72
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,019.80 $ 1,022.33
Expenses Paid During Period* $ 2.90 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2019 (Unaudited)
Equity Growth Strategy Fund 105
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,021.50 $ 1,024.00
Expenses Paid During Period* $ 1.22 $ 1.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,020.60 $ 1,022.74
Expenses Paid During Period* $ 2.50 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,018.50 $ 1,021.48
Expenses Paid During Period* $ 3.76 $ 3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2019 $ 1,021.60 $ 1,023.59
Expenses Paid During Period* $ 1.63 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
106 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.7%
Alternative - 6.2%
Commodity Strategies Fund Class Y 2,725,263 14,225
Global Infrastructure Fund Class Y 891,821 10,247
Global Real Estate Securities Fund Class Y 174,044 6,414
30,886
Domestic Equities - 31.9%
Multifactor U.S. Equity Fund Class Y 2,106,088 27,821
Sustainable Equity Fund Class Y 632,735 34,769
U.S. Dynamic Equity Fund Class Y 3,541,372 25,640
U.S. Small Cap Equity Fund Class Y 2,515,631 70,035
158,265
Fixed Income - 8.0%
Opportunistic Credit Fund Class Y 398,220 3,799
Unconstrained Total Return Fund Class Y 3,599,801 36,106
39,905
International Equities - 48.6%
Emerging Markets Fund Class Y 2,809,363 52,395
Global Equity Fund Class Y 10,124,543 101,852
Multifactor International Equity Fund Class Y 8,920,738 86,710
240,957
Total Investments in Affiliated Funds
(cost $462,407) 470,013
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 15,783,251 (∞)
15,790
Total Short-Term Investments
(cost $15,788) 15,790
Total Investments 97.9%
(identified cost $478,195) 485,803
Other Assets and Liabilities, Net - 2.1%
10,406
Net Assets - 100.0%
496,209

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 107
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 42 EUR 4,832 11/19
(18)
CAC40 Euro Index Futures 284 EUR 16,265 11/19
128
Canadian 10 Year Government Bond Futures 120 CAD 17,045 12/19
(210)
DAX Index Futures 41 EUR 13,216 12/19
622
Dow Jones U.S. Real Estate Index Futures 541 USD 20,017 12/19
609
EURO STOXX 50 Index Futures 262 EUR 9,456 12/19
288
FTSE 100 Index Futures 58 GBP 4,203 12/19
(41)
FTSE/MIB Index Futures 32 EUR 3,626 12/19
154
IBEX 35 Index Futures 45 EUR 4,175 11/19
10
MSCI EAFE Index Futures 91 USD 8,905 12/19
220
OMXS30 Index Futures 196 SEK 33,962 11/19
162
Russell 1000 E-Mini Index Futures 12 USD 1,005 12/19
7
S&P 400 E-Mini Index Futures 6 USD 1,173 12/19
(7)
SPI 200 Index Futures 12 AUD 1,992 12/19
(1)
United States 10 Year Treasury Note Futures 124 USD 16,157 12/19
(162)
Short Positions
Euro-Bund Futures 61 EUR 10,477 12/19
311
Hang Seng Index Futures 7 HKD 9,444 11/19
(7)
Long Guilt Futures 72 GBP 9,564 12/19
143
MSCI Emerging Markets Index Futures 54 USD 2,812 12/19
(31)
MSCI Singapore Index Futures 13 SGD 482 11/19
(4)
NASDAQ 100 E-Mini Index Futures 174 USD 28,154 12/19
(631)
Russell 2000 E-Mini Index Futures 295 USD 23,060 12/19
302
S&P 500 E-Mini Index Futures 314 USD 47,663 12/19
(441)
S&P Financial Select Sector Index Futures 95 USD 8,371 12/19
(64)
S&P/TSX 60 Index Futures 4 CAD 788 12/19
6
TOPIX Index Futures 21 JPY 350,386 12/19
(253)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,092
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 669 JPY 71,246 12/18/19 (8)
Bank of Montreal USD 1,574 NOK 14,473 11/22/19 —
Bank of Montreal AUD 2,113 USD 1,456 12/18/19 (2)
Bank of Montreal CHF 1,088 USD 1,108 12/18/19 1
Bank of Montreal EUR 3,178 USD 3,540 12/18/19 (15)
Bank of Montreal GBP 1,428 USD 1,770 12/18/19 (83)
Bank of Montreal JPY 230,946 USD 2,129 11/22/19 (11)
Bank of New York USD 669 JPY 71,246 12/18/19 (8)
Bank of New York AUD 2,113 USD 1,455 12/18/19 (3)
Bank of New York CHF 1,088 USD 1,107 12/18/19 1
Bank of New York EUR 3,178 USD 3,535 12/18/19 (20)
Bank of New York GBP 1,428 USD 1,766 12/18/19 (87)

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
108 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 4,041 CAD 5,344 11/22/19 17
Citigroup USD 669 JPY 71,246 12/18/19 (8)
Citigroup AUD 2,113 USD 1,456 12/18/19 (3)
Citigroup CHF 1,088 USD 1,108 12/18/19 1
Citigroup CNY 69,150 USD 9,701 12/18/19 (105)
Citigroup EUR 6,671 USD 7,389 11/22/19 (60)
Citigroup EUR 3,178 USD 3,537 12/18/19 (18)
Citigroup GBP 1,428 USD 1,770 12/18/19 (83)
Commonwealth Bank of Australia CHF 6,493 USD 6,534 11/22/19 (57)
Royal Bank of Canada USD 670 JPY 71,246 12/18/19 (8)
Royal Bank of Canada USD 2,457 SEK 24,084 11/22/19 39
Royal Bank of Canada AUD 2,113 USD 1,457 12/18/19 (2)
Royal Bank of Canada CHF 1,088 USD 1,109 12/18/19 2
Royal Bank of Canada EUR 3,178 USD 3,537 12/18/19 (18)
Royal Bank of Canada GBP 4,885 USD 6,271 11/22/19 (60)
Royal Bank of Canada GBP 1,428 USD 1,771 12/18/19 (82)
Standard Chartered USD 669 JPY 71,246 12/18/19 (8)
Standard Chartered AUD 2,113 USD 1,455 12/18/19 (3)
Standard Chartered CHF 1,088 USD 1,107 12/18/19 —
Standard Chartered EUR 3,178 USD 3,535 12/18/19 (19)
Standard Chartered GBP 1,428 USD 1,767 12/18/19 (86)
State Street USD 357 CAD 469 12/18/19 (1)
State Street USD 142 MXN 2,820 12/18/19 4
State Street USD 263 ZAR 3,920 12/18/19 (5)
State Street BRL 13,060 USD 3,195 12/18/19 (53)
State Street HKD 13,193 USD 1,684 12/18/19 —
State Street INR 80,120 USD 1,104 12/18/19 (17)
State Street KRW 20,842,990 USD 17,531 12/18/19 (296)
State Street RUB 192,690 USD 2,892 12/18/19 (94)
State Street SEK 4,647 USD 485 12/18/19 2
State Street SGD 693 USD 503 12/18/19 (7)
State Street TWD 295,740 USD 9,558 12/18/19 (200)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1,463)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Bank of America USD 11,079 3 Month LIBOR + 0.130%
(2)
12/20/19 — (643) (643)
Total Open Total Return Swap Contracts (å) — (643) (643)

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 109
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 19,000 (5.000%)
(2)
12/20/24
(1,273) (199) (1,472)
CMBX NA Index Bank of America
Sell
USD 1,000 1.000%
(2)
12/20/24
(50) 5 (45)
Total Open Credit Indices Contracts (å) (1,323) (194) (1,517)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 470,013 $ — $ —
$ —
$ 470,013 94.7
Short-Term Investments — — —
15,790
15,790 3.2
Total Investments 470,013 — — 15,790 485,803 97.9
Other Assets and Liabilities, Net 2.1
100.0
Other Financial Instruments
Assets
Futures Contracts 2,962 — — — 2,962 0.6
Foreign Currency Exchange Contracts — 67 — — 67 —
*
'
Liabilities
Futures Contracts (1,870) — — — (1,870) (0.4)
Foreign Currency Exchange Contracts — (1,530) — — (1,530) (0.3)
Total Return Swap Contracts — (643) — — (643) (0.1)
Credit Default Swap Contracts — (1,517) — — (1,517) (0.3)
Total Other Financial Instruments
**
$ 1,092 $ (3,623) $ — $ — $ (2,531)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended October 31, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
110 Equity Growth Strategy Fund
Russell Investment Company
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2019
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 67 $ —
Variation margin on futures contracts* 2,508 — — 454
Total
$ 2,508 $ — $ 67 $ 454
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,498 $ — $ — $ 372
Unrealized depreciation on foreign currency exchange contracts — — 1,530 —
Total return swap contracts, at fair value 643 — — —
Credit default swap contracts, at fair value — 1,517 — —
Total
$ 2,141 $ 1,517 $ 1,530 $ 372
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (3,538) $ — $ — $ —
Futures contracts 3,578 — — 2,100
Options written 214 — — —
Total return swap contracts 3,281 — — —
Credit default swap contracts — (232) — —
Foreign currency exchange contracts — — 2,627 —
Total
$ 3,535 $ (232) $ 2,627 $ 2,100
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 1,583 $ — $ — $ —
Futures contracts (35) — — 707
Total return swap contracts (6,572) — — —
Credit default swap contracts — (405) — —
Foreign currency exchange contracts — — (2,676) —
Total
$ (5,024) $ (405) $ (2,676) $ 707
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 111
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 67 $ — $ 67
Total Financial and Derivative Assets
67 — 67
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 67 $ — $ 67
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 1 $ 1 $ — $ —
Bank of New York
1 1 — —
Citigroup
18 18 — —
Royal Bank of Canada
41 41 — —
State Street
6 6 — —
Total
$ 67 $ 67 $ — $ —

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2019
See accompanying notes which are an integral part of the financial statements.
112 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,530 $ — $ 1,530
Total Return Swap Contracts Total return swap contracts, at fair value 643 — 643
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,517 — 1,517
Total Financial and Derivative Liabilities
3,690 — 3,690
Financial and Derivative Liabilities not subject to a netting agreement
(1,517) — (1,517)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,173 $ — $ 2,173
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 641 $ — $ 641 $ —
Bank of Montreal 120 1 — 119
Bank of New York 118 1 — 117
Citigroup 277 18 — 259
Commonwealth Bank of Australia 57 — — 57
Royal Bank of Canada 170 41 — 129
Standard Chartered 117 — — 117
State Street 673 6 420 247
Total
$ 2,173 $ 67 $ 1,061 $ 1,045
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 113
Statement of Assets and Liabilities — October 31, 2019
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 478,195
Investments, at fair value(>) ...........................................................................................................................................................
485,803
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 67
Receivables:
Dividends and interest ....................................................................................................................................................... 3
Dividends from affiliated funds .......................................................................................................................................... 18
Investments sold ................................................................................................................................................................ 77
Fund shares sold ................................................................................................................................................................ 181
Fund advisor ...................................................................................................................................................................... 4
From broker(a)(b)( c ) ........................................................................................................................................................... 13,108
Variation margin on futures contracts ................................................................................................................................. 1,099
Total assets .................................................................................................................................................
500,360
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 112
Accrued fees to affiliates .................................................................................................................................................... 272
Other accrued expenses ..................................................................................................................................................... 77
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,530
Total return swap contracts, at fair value(∞) ................................................................................................................................... 643
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,517
Total liabilities .............................................................................................................................................
4,151
Net Assets ............................................................................................................................................................
$ 496,209

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
114 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2019
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 18,04 0
Shares of beneficial interest ...........................................................................................................................................................
392
Additional paid-in capital ..............................................................................................................................................................
477,77 7
Net Assets ............................................................................................................................................................
$ 496,209
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 13.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.96
Class A — Net assets ............................................................................................................................................................. $ 168,429,330
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 12,797,124
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.59
Class C — Net assets ............................................................................................................................................................. $ 153,024,828
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 13,206,770
Net asset value per share: Class E(#) ............................................................................................................................................. $ 12.85
Class E — Net assets ............................................................................................................................................................. $ 1,607,997
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 125,178
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 13.31
Class R1 — Net assets ........................................................................................................................................................... $ 5,828,262
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 437,864
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 12.91
Class R4 — Net assets ........................................................................................................................................................... $ 18,531,003
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 1,435,891
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 12.68
Class R5 — Net assets ........................................................................................................................................................... $ 8,454,691
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 666,585
Net asset value per share: Class S(#) .............................................................................................................................................. $ 13.27
Class S — Net assets ............................................................................................................................................................. $ 140,333,309
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 10,577,283
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (1,323)
(∞)     Total return swap contracts - premiums paid (received) $ —
(>)     Investments in affiliated funds $ 485,803
(a)     Receivable from Broker for Futures $ 10,042
(b)     Receivable from Broker for Swaps $ 2,646
(c)     Receivable from Broker for Forwards $ 420
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 115
Statement of Operations — For the Period Ended October 31, 2019
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 17,930
Expenses
Advisory fees .................................................................................................................................................................... 1,022
Administrative fees ........................................................................................................................................................... 217
Custodian fees ................................................................................................................................................................... 81
Distribution fees - Class A ................................................................................................................................................ 425
Distribution fees - Class C ................................................................................................................................................ 1,244
Distribution fees - Class R5 .............................................................................................................................................. 24
Transfer agent fees - Class A ............................................................................................................................................ 329
Transfer agent fees - Class C ............................................................................................................................................. 321
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class R1 .......................................................................................................................................... 17
Transfer agent fees - Class R4 .......................................................................................................................................... 38
Transfer agent fees - Class R5 .......................................................................................................................................... 1 9
Transfer agent fees - Class S ............................................................................................................................................. 264
Professional fees ............................................................................................................................................................... 60
Registration fees ............................................................................................................................................................... 100
Shareholder servicing fees - Class C ................................................................................................................................. 415
Shareholder servicing fees - Class E ................................................................................................................................. 4
Shareholder servicing fees - Class R4 ............................................................................................................................... 48
Shareholder servicing fees - Class R5 ............................................................................................................................... 24
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 77
Miscellaneous ................................................................................................................................................................... 20
Expenses before reductions .............................................................................................................................................. 4,772
Expense reductions ........................................................................................................................................................... (1,014)
Net expenses .................................................................................................................................................................................
3,758
Net investment income (loss) ........................................................................................................................................................
14,172
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,538)
Investments in affiliated funds .......................................................................................................................................... (1,208)
Futures contracts .............................................................................................................................................................. 5,678
Options written ................................................................................................................................................................. 214
Foreign currency exchange contracts ................................................................................................................................ 2,627
Total return swap contracts ............................................................................................................................................... 3,281
Credit default swap contracts ............................................................................................................................................ (232)
Capital gain distributions from affiliated funds ................................................................................................................. 26,588
Net realized gain (loss) ..................................................................................................................................................................
33,410
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 1,583
Investments in affiliated funds .......................................................................................................................................... (1,064)
Futures contracts .............................................................................................................................................................. 672
Foreign currency exchange contracts ................................................................................................................................ (2,676)
Total return swap contracts ............................................................................................................................................... (6,572)
Credit default swap contracts ............................................................................................................................................ (405)
Foreign currency-related transactions ............................................................................................................................... (144)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (8,606)
Net realized and unrealized gain (loss) ......................................................................................................................................... 24,804

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
116 Equity Growth Strategy Fund
e
Statement of Operations, continued — For the Period Ended October 31, 2019
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 38,976

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 117
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2019 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 14,172 $ 20,094
Net realized gain (loss) ...................................................................................................................... 33,410 21,428
Net change in unrealized appreciation (depreciation) ....................................................................... (8,60 6 ) (58,297)
Net increase (decrease) in net assets from operations ............................................................................. 38,97 6 (16,775)
Distributions
To shareholders
Class A .......................................................................................................................................... (6,943) (4,925)
Class C .......................................................................................................................................... (7,623) (5,393)
Class E .......................................................................................................................................... (79) (71)
Class R1 ........................................................................................................................................ (377) (278)
Class R4 ........................................................................................................................................ (819) (644)
Class R5 ........................................................................................................................................ (420) (336)
Class S ........................................................................................................................................... (5,501) (4,046)
Net decrease in net assets from distributions .......................................................................................... (21,762) (15,693)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (56,10 2 ) (74,016)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(38,888) (106,484)
Net Assets
Beginning of period .................................................................................................................................
535,097 641,581
End of period ..........................................................................................................................................
$ 496,209 $ 535,097

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
118 Equity Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2019 and October 31, 2018 were as follows:
2019 2018
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 415 $ 5,156 804 $ 10,817
Proceeds from reinvestment of distributions 612 6,912 367 4,902
Payments for shares redeemed (1,975) (24,779) (2,351) (31,608)
Net increase (decrease)
(948) (12,711) (1,180) (15,889)
Class C
Proceeds from shares sold 849 9,421 915 11,008
Proceeds from reinvestment of distributions 758 7,580 449 5,362
Payments for shares redeemed (4,307) (47,876) (4,382) (52,578)
Net increase (decrease)
(2,700) (30,875) (3,018) (36,208)
Class E
Proceeds from shares sold 14 175 33 436
Proceeds from reinvestment of distributions 7 75 5 69
Payments for shares redeemed (57) (705) (118) (1,547)
Net increase (decrease)
(36) (455) (80) (1,042)
Class R1
Proceeds from shares sold 67 852 73 992
Proceeds from reinvestment of distributions 32 366 20 271
Payments for shares redeemed (389) (4,929) (240) (3,285)
Net increase (decrease)
(290) (3,711) (147) (2,022)
Class R4
Proceeds from shares sold 252 3,094 173 2,272
Proceeds from reinvestment of distributions 74 819 49 644
Payments for shares redeemed (485) (5,982) (612) (8,069)
Net increase (decrease)
(159) (2,069) (390) (5,153)
Class R5
Proceeds from shares sold 93 1,129 138 1,801
Proceeds from reinvestment of distributions 39 420 26 336
Payments for shares redeemed (293) (3,570) (381) (4,945)
Net increase (decrease)
(161) (2,021) (217) (2,808)
Class S
Proceeds from shares sold 2,321 29,047 1,893 25,560
Proceeds from reinvestment of distributions 478 5,431 296 3,976
Payments for shares redeemed (3,104) (38,738) (2,982) (40,324)
Net increase (decrease)
(305) (4,260) (793) (10,788)
Class T (1)
Payments for shares redeemed — — (8) (106)
Net increase (decrease)
— — (8) (106)
Total increase (decrease)
(4,599) $ (56,102) (5,833) $ (74,016)
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
120 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
in Excess
Class A
October 31, 2019 12.71 .39 .57 .96 (.51) —
October 31, 2018 13.45 .48 (.88) (.40) (.34) —
October 31, 2017 11.48 .14 2.03 2.17 (.15) (.05)
October 31, 2016 11.26 .20 .19 .39 (.17) —
October 31, 2015 11.75 .32 (.53) (.21) (.26) (.02)
Class C
October 31, 2019 11.31 .21 .56 .77 (.49) —
October 31, 2018 12.05 .30 (.74) (.44) (.30) —
October 31, 2017 10.34 .02 1.85 1.87 (.12) (.04)
October 31, 2016 10.17 .07 .20 .27 (.10) —
October 31, 2015 10.64 .17 (.43) (.26) (.20) (.01)
Class E
October 31, 2019 12.42 .39 .55 .94 (.51) —
October 31, 2018 13.15 .50 (.89) (.39) (.34) —
October 31, 2017 11.22 .20 1.93 2.13 (.15) (.05)
October 31, 2016 11.01 .21 .17 .38 (.17) —
October 31, 2015 11.49 .34 (.54) (.20) (.26) (.02)
Class R1
October 31, 2019 12.82 .4 7 .54 1.01 (.52) —
October 31, 2018 13.55 .60 (.97) (.37) (.36) —
October 31, 2017 11.54 .25 1.98 2.23 (.17) (.05)
October 31, 2016 11.32 .25 .18 .43 (.21) —
October 31, 2015 11.81 .44 (.60) (.16) (.31) (.02)
Class R4
October 31, 2019 12.46 .3 8 .59 .97 (.52) —
October 31, 2018 13.19 .51 (.90) (.39) (.34) —
October 31, 2017 11.26 .15 1.98 2.13 (.15) (.05)
October 31, 2016 11.05 .20 .19 .39 (.18) —
October 31, 2015 11.53 .34 (.52) (.18) (.28) (.02)
Class R5
October 31, 2019 12.28 .36 .55 .91 (.51) —
October 31, 2018 13.02 .44 (.85) (.41) (.33) —
October 31, 2017 11.13 .12 1.96 2.08 (.14) (.05)
October 31, 2016 10.92 .17 .19 .36 (.15) —
October 31, 2015 11.40 .32 (.53) (.21) (.25) (.02)
Class S
October 31, 2019 12.79 .43 .57 1.00 (.52) —
October 31, 2018 13.52 .53 (.90) (.37) (.36) —
October 31, 2017 11.52 .17 2.04 2.21 (.16) (.05)
October 31, 2016 11.30 .23 .19 .42 (.20) —
October 31, 2015 11.79 .33 (.51) (.18) (.29) (.02)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 121
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
(.51) 13.16 8.25 168,429 .76 .56 3.1 0 15
(.34) 12.71 (3.09) 174,672 .75 .57 3.59 15
(.20) 13.45 19.08 200,753 .75 .57 1.13 26
(.17) 11.48 3.56 182,586 .74 .57 1.82 16
(.28) 11.26 (1.80) 206,436 .73 .56 2.72 47
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.30) 11.31 (3.81) 179,915 1.50 1.32 2.51 15
(.16) 12.05 18.24 228,121 1.50 1.32 .22 26
(.10) 10.34 2.72 242,007 1.49 1.32 .73 16
(.21) 10.17 (2.51) 280,881 1.48 1.31 1.60 47
(.51) 12.85 8.29 1,608 .76 .56 3.17 15
(.34) 12.42 (3.10) 2,002 .75 .57 3.77 15
(.20) 13.15 19.16 3,170 .75 .57 1.67 26
(.17) 11.22 3.52 5,873 .74 .57 1.91 16
(.28) 11.01 (1.78) 10,665 .73 .56 3.01 47
(.52) 13.31 8.60 5,828 .51 .24 3.74 15
(.36) 12.82 (2.83) 9,327 .50 .24 4.39 15
(.22) 13.55 19.52 11,849 .50 .24 1.99 26
(.21) 11.54 3.88 24,918 .49 .24 2.26 16
(.33) 11.32 (1.45) 34,770 .48 .21 3.81 47
(.52) 12.91 8. 45 18,531 .76 .49 3.12 15
(.34) 12.46 (3.00) 19,874 .75 .49 3.87 15
(.20) 13.19 19.14 26,185 .75 .49 1.26 26
(.18) 11.26 3.63 31,006 .74 .49 1.87 16
(.30) 11.05 (1.66) 38,243 .73 .46 3.02 47
(.51) 12.68 8.08 8,455 1.01 .74 2.9 5 15
(.33) 12.28 (3.27) 10,169 1.00 .74 3.39 15
(.19) 13.02 18.86 13,606 1.00 .74 .98 26
(.15) 11.13 3.40 22,283 .99 .74 1.60 16
(.27) 10.92 (1.94) 30,620 .98 .71 2.87 47
(.52) 13.27 8.52 140,333 .51 .31 3.3 7 15
(.36) 12.79 (2.87) 139,138 .50 .32 3.91 15
(.21) 13.52 19.41 157,792 .50 .32 1.33 26
(.20) 11.52 3.81 160,083 .49 .32 2.08 16
(.31) 11.30 (1.54) 177,374 .48 .31 2.84 47

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
122 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2019 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2019, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2019 and October 31, 2018, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Administration fees $ 17,726
Distribution fees 133,834
Shareholder servicing fees 38,243
Transfer agent fees 81,197
Trustee fees 794
$ 271,794
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 15,462 $ 1,453 $ 2,047 $ (738) $ 95 $ 14,225 $ 197 $ —
Global Infrastructure Fund 11,170 1,064 3,143 (52) 1,208 10,247 404 484
Global Real Estate Securities Fund 7,003 448 2,032 (138) 1,133 6,414 168 60
Multifactor U.S. Equity Fund 29,558 3,605 5,970 712 (84) 27,821 777 2,114
Sustainable Equity Fund 37,438 3,979 8,633 2,164 (179) 34,769 768 2,364
U.S. Dynamic Equity Fund 26,959 7,159 4,850 (1,077) (2,551) 25,640 1,492 4,816
U.S. Small Cap Equity Fund 73,306 13,997 10,020 (477) (6,771) 70,035 2,478 7,691
Opportunistic Credit Fund 4,290 447 1,026 (43) 131 3,799 225 —
Unconstrained Total Return Fund 40,899 4,056 9,126 (78) 355 36,106 1,200 —
Emerging Markets Fund 53,113 6,857 10,499 (86) 3,010 52,395 2,411 —
Global Equity Fund 108,853 25,428 29,917 (755) (1,757) 101,852 4,839 9,059
Multifactor International Equity Fund 92,026 6,280 15,299 (641) 4,344 86,710 2,906 —
U.S. Cash Management Fund 457 25,777 10,447 1 2 15,790 65 —
$ 500,534 $ 100,550 $ 113,009 $ (1,208) $ (1,064) $ 485,803 $ 17,930 $ 26,588
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 477,738,692 $ 24,850,906 $ (18,432,457) $ 6,418,4 49 $ 1,650,668 $ 10,101,770
October 31, 2019 October 31, 2018
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 21,762,639 $ — $ — $ 15,692,740 $ — $ —

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 123
At October 31, 2019, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (7)
Additional paid-in capital
7
Federal Income Taxes, continued

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — October 31, 2019
124 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
LIBOR – London Interbank Offered Rate
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real ILS - Israeli shekel SEK - Swedish krona
CAD - Canadian dollar INR - Indian rupee SGD - Singapore dollar
CHF - Swiss franc JPY - Japanese yen TWD - Taiwanese dollar
CNY - Chinese renminbi yuan KRW - South Korean won USD - United States dollar
DKK - Danish krone MXN - Mexican peso ZAR - South African rand
EUR - Euro NOK - Norwegian krone
GBP - British pound sterling NZD - New Zealand dollar

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2019
Notes to Financial Highlights 125
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2019
126 Notes to Financial Statements
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as
"equitization").
The following table shows each Fund’s approximate expected target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2019. As of October 31, 2019, the equity Underlying Funds in which the
Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global
Equity, Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective March 1, 2019.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 8% 29.5% 51% 70% 85%
Fixed Income 63% 53% 38% 22% 7%
Multi-Asset 23% 10% 4% 0% 0%
Alternative# 6% 7.5% 7% 8% 8%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 127
Change in Target Asset Allocations:
Conservative Strategy Fund: Effective November 13, 2019, the Fund’s approximate target allocation to the Underlying Funds in which it invests was modified to 11% to equity, 69% to fixed income and 20% to multi-asset asset classes.
Moderate Strategy Fund: Effective November 13, 2019, the Fund’s approximate target allocation to the Underlying Funds in which it invests was modified to 34% to equity, 52% to fixed income, 12% to multi-asset and 2% to alternative asset classes.
Balanced Strategy Fund: Effective November 13, 2019, the Fund’s approximate target allocation to the Underlying Funds in which it invests was modified to 53% equity, 33% to fixed income, 10% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund: Effective November 13, 2019, the Fund’s approximate target allocation to the Underlying Funds in which it invests was modified to 70% to equity, 16% to fixed income, 10% to multi-asset and 4% to alternative asset classes.
Equity Growth Strategy Fund: Effective November 13, 2019, the Fund’s approximate target allocation to the Underlying Funds in which it invests was modified to 80% to equity, 11% to fixed income, 4% to multi-asset and 5% to alternative asset classes.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has evaluated the impact and believes the adoption of this ASU will not have a material impact on the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
128 Notes to Financial Statements
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended October 31, 2019, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 129
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
130 Notes to Financial Statements
the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At October 31, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2016 through October 31, 2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class M, Class P,
Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics

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Notes to Financial Statements 131
that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on future contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of
Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of
Operations, for the period ended October 31, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Conservative Strategy Fund $ 20,744,499 $ 20,862,859 $ 20,167,092 $ 18,979,988
Moderate Strategy Fund 32,273,752 32,285,119 30,599,518 28,918,344
Balanced Strategy Fund 333,677,141 332,919,422 319,130,269 301,818,325
Growth Strategy Fund 248,219,727 249,285,643 239,181,077 227,311,445
Equity Growth Strategy Fund 126,221,748 128,398,214 128,539,167 120,505,697

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Notes to Financial Statements, continued — October 31, 2019
132 Notes to Financial Statements
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Conservative Strategy Fund $ 20,897,570 $ 20,679,976 $ 19,903,144 $ 19,093,740
Moderate Strategy Fund 32,359,830 32,007,375 30,484,658 29,318,687
Balanced Strategy Fund 335,423,778 329,925,708 316,639,397 305,814,272
Growth Strategy Fund 249,300,761 246,808,527 235,808,391 230,299,366
Equity Growth Strategy Fund 126,659,878 127,264,366 127,412,179 121,962,122
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

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Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 133
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent
Notional of Options Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Conservative Strategy Fund $ 16,762,181 $ 5,940,012 $ — $ —
Moderate Strategy Fund 29,202,388 10,890,022 — —
Balanced Strategy Fund 123,729,766 95,039,939 — —
Growth Strategy Fund 87,561,671 69,299,950 — —
Equity Growth Strategy Fund 38,943,258 30,689,999 — —
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Conservative Strategy Fund $ 28,737,686 $ 12,904,188 $ 12,892,965 $ 13,289,210
Moderate Strategy Fund 214,768,521 181,302,155 180,538,620 184,275,106
Balanced Strategy Fund 752,842,078 671,307,454 635,410,394 647,934,106
Growth Strategy Fund 735,362,422 893,345,740 865,168,876 877,263,911
Equity Growth Strategy Fund 306,067,895 267,494,234 263,416,099 267,583,141

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134 Notes to Financial Statements
with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

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Notes to Financial Statements 135
representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash markets

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Notes to Financial Statements, continued — October 31, 2019
136 Notes to Financial Statements
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2019, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Conservative Strategy Fund $ 9,960,000 $ 14,000,000 $ 15,930,000 $ 16,000,000
Moderate Strategy Fund 29,586,000 34,700,000 41,663,000 27,700,000
Balanced Strategy Fund 96,678,000 101,100,000 100,751,000 101,100,000
Growth Strategy Fund 39,962,000 71,500,000 70,891,000 71,500,000
Equity Growth Strategy Fund 5,900,000 20,000,000 19,810,000 20,000,000
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019 October 31, 2019
Moderate Strategy Fund $ 42,662,149 $ 4,151,934 $ 4,137,909 $ 4,029,371
Balanced Strategy Fund 284,873,962 25,946,801 25,859,157 25,180,865
Growth Strategy Fund 229,746,981 24,908,261 24,824,124 24,172,981
Equity Growth Strategy Fund 73,951,004 11,416,147 11,377,585 11,079,148

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Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 137
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
138 Notes to Financial Statements
Investment Transactions
Securities
During the period ended October 31, 2019, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of October 31, 2019, the Funds had invested $68,917,785 in the U.S. Cash Management Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended October
31, 2019:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
Until February 29, 2020, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Purchases Sales
Conservative Strategy Fund $ 15,448,258 $ 54,196,403
Moderate Strategy Fund 29,361,285 87,598,042
Balanced Strategy Fund 159,787,276 394,251,314
Growth Strategy Fund 136,722,540 236,550,5 11
Equity Growth Strategy Fund 74,773,324 102,561,889
Advisory Administrative
Conservative Strategy Fund
$ 416,498 $ 88,506
Moderate Strategy Fund
724,912 154,044
Balanced Strategy Fund
3,078,818 654,249
Growth Strategy Fund
2,236,993 475,361
Equity Growth Strategy Fund
1,021,584 217,086

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 139
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2019 were as follows:
RIFUS has contractually agreed to waive, through February 29, 2020, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of October 31, 2019, RIM and RIFUS waived and reimbursed the following expenses:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4
Amount
Conservative Strategy Fund
$ 408,846
Moderate Strategy Fund
709,844
Balanced Strategy Fund
3,020,269
Growth Strategy Fund
2,169,293
Equity Growth Strategy Fund
990,950
Funds/Classes Waivers
Conservative Strategy Fund – Class A &C
0.08%
Conservative Strategy Fund – Class E & S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 &R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 416,498 $ 114,087 $ 148,762 $ 679,347
Moderate Strategy Fund
724,912 40,087 230,878 995,877
Balanced Strategy Fund
2,481,003 — 1,181,100 3,662,103
Growth Strategy Fund
1,905,605 — 54,054 1,959,659
Equity Growth Strategy Fund
984,368 — 29,751 1,014,119

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
140 Notes to Financial Statements
and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
For the period ended October 31, 2019, the Distributor retained the following amounts in sales charges:
For the period ended October 31, 2019, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended October 31, 2019, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,560,833.
Contingent Deferred Sales Charges Class A Shares
Conservative Strategy Fund $ —
Moderate Strategy Fund 4,847
Balanced Strategy Fund 875
Growth Strategy Fund 54
Equity Growth Strategy Fund 120
Aggregate
Front-End
Sales Charges
on Class A Shares
Class A Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ 47,059 $ 8,421
Moderate Strategy Fund 78,420 14,161
Balanced Strategy Fund 373,987 60,985
Growth Strategy Fund 489,680 79,910
Equity Growth Strategy Fund 118,879 18,310

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2019
Notes to Financial Statements 141
Federal Income Taxes
At October 31, 2019, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates.
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Record Ownership
As of October 31, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
# of Shareholders %
Conservative Strategy Fund
3 58.3
Moderate Strategy Fund
2 52.7
Balanced Strategy Fund
3 64.6
Growth Strategy Fund
2 55.9
Equity Growth Strategy Fund
3 59.8

Report of Independent Registered Public Accounting Firm
142 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the transfer agents and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 20, 2019
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information— October 31, 2019 (Unaudited)
Tax Information 143
For the tax year ended October 31, 2019, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2019, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2020 will show the tax status of all distributions paid to your account in calendar year 2019.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2019:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2019.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 10.3%
Moderate Strategy Fund 24.1%
Balanced Strategy Fund 51.5%
Growth Strategy Fund 54.5%
Equity Growth Strategy Fund 79.1%
Conservative Strategy Fund $ 1,483,311
Moderate Strategy Fund 1,233,914
Balanced Strategy Fund —
Growth Strategy Fund
12,657,547
Equity Growth Strategy Fund —
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share
Foreign Source Income Foreign Source
Income Per Share
Conservative Strategy Fund $37,360 $0.0019 $381,998 $0.0196
Moderate Strategy Fund 163,231 0.0050 1,637,387 0.0497
Balanced Strategy Fund 1,113,374 0.0085 11,720,824 0.0898
Growth Strategy Fund 991,417 0.0099 10,711,576 0.1070
Equity Growth Strategy Fund 515,969 0.0131 5,447,812 0.1388

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts — October 31, 2019 (Unaudited)
144 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2019 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the
Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the
Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Group”
in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent
Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The
Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the
Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.
At a meeting held in person on April 30, 2019 (the “Agreement Information Review Meeting”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which the Chief Operating Officer (“COO”) of RIM’s parent company was present; and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, communicated additional questions and requested additional Agreement Evaluation Information, including an evaluation of the total expense ratio management plans for certain Underlying Funds. Certain additional Agreement
Evaluation Information requested at the Agreement Information Review Meeting was received on May 10, 2019. On May 14, 2019, the
Independent Trustees met by conference telephone call in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information. On May 14, 2019, following the aforementioned conference call, the Board Chair met in-person with representatives of management at which meeting the Board Chair discussed with more specificity the previous request regarding an evaluation of certain total expense ratio management plans. The details regarding total expense ratio management plan criteria raised by the Board Chair on May 14, 2019 were discussed at the Agreement Evaluation
Meeting. At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent
Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 145
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds (the “Manager-of-Managers Underlying Funds”),
other than the RIC Multifactor U.S. Equity Fund and RIC Multifactor International Equity Fund (the “RIM-Managed Underlying
Funds”), which are managed only by RIM, employs a manager-of-managers method of investment and RIM’s past expressed belief that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers Underlying
Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees for Money Managers
(“Money Manager Fees”) out of the fees paid by the Manager-of-Managers Underlying Funds to RIM, for its services under the RIM
Agreement (the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which
RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives
– and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the Fund’s stated investment objectives and risks profile. In addition to investing in the Underlying Funds, RIM may seek to actively manage each Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives that RIM believes will achieve the desired exposures for the Fund. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds. The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services. In this regard, assets of each Manager-of-Managers Underlying
Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers
Underlying Fund. In addition, RIM continues to manage the investment of each Manager-of-Managers Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money
Manager strategies. The Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Manager-of-
Managers Underlying Fund that RIM manages based upon Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Manager-of-Managers Underlying Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and that emulation provides more flexibility for enhanced tax management. In all cases, Manager-of-
Managers Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
146 Basis for Approval of Investment Advisory Contracts
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting, subject to Board approval, Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among the Money
Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Manager-
of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. For each Manager-of-Managers Underlying Fund,
RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers
Underlying Fund; generally supervising compliance by each Money Manager with each Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-of-Managers Underlying Fund
in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers
Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that while its portfolio construction process is “investment led and designed to be conducted in a manner that is consistent with its fiduciary duties,” RIM establishes a reasonable Money Manager fee target (“Fee Target” or “Fee Targets”) for each Manager-of-Managers Underlying Fund to provide a cost framework for portfolio construction. RIM in the Agreement Evaluation
Information advised the Board that Money Manager Fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account Fee Targets. These tools include, among others, Money Manager selection, Money Manager allocation,
Money Manager fee negotiations, guideline customization and Direct Management Services (as defined below). RIM has advised the
Board that Fee Targets for particular Manager-of-Managers Underlying Funds may be adjusted (higher or lower) from time to time.
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-
Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Underlying Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-
of-managers strategy of such Manager-of-Managers Underlying Fund selected by shareholders in purchasing their shares.

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In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The Advisory Fee paid by the Fund or the Underlying Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Manager-of-Managers Underlying Funds, the fact that RIM pays all Money
Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of Russell Investments (as defined below) the impact on the Funds of significant changes in Russell Investments’ senior management and personnel providing investment management and other services to the Funds and the Underlying Funds in the past year, including the Chief Investment Officer of RIM and the Funds. The Board also discussed with senior representatives of Russell
Investments the lengthier implementation of changes to operational and data infrastructure supporting various services provided by
RIM to the Funds and the Underlying Funds, including RIM’s Direct Management Services (as defined below) and new and/or complex investment products or services (the “operational and data infrastructure initiatives”). The Board also discussed the Funds’ compliance program and certain items reported in the annual report of the Funds’ Chief Compliance Officer (“CCO”) required under Rule 38a-1 of the Investment Company Act of 1940, as amended (the “Annual Report”) with the CCO and RIM’s senior management. In particular, the Board expressed its continuing concerns with respect to certain items reported in the Annual Report relating to the portions of the
Manager-of-Managers Underlying Funds that are managed directly by RIM and new and/or complex investment products or services.
The CCO and RIM senior management provided an update on the implementation status of the operational and data infrastructure initiatives, noting that these initiatives, as well as other changes already implemented and in process, should address certain concerns posed by the Board regarding these items. The CCO and RIM senior management advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement Information Review Meeting, the
Board met in executive session with a representative of TA Associates, at which the COO was present, to discuss, among other things, the status of its indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds. The
Board was not advised of any change in TA Associates’ plans regarding its ownership interest in Russell Investments.

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As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM Agreement, the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Manager-of-Managers
Underlying Fund assets has evolved over the past several years. In the management of Manager-of-Managers Underlying Funds’
assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Underlying
Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby RIM expects that larger portions of certain Manager-of-
Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
RIM noted that its portfolio managers combine Money Manager strategies and RIM Direct Management Services for the Manager-
of-Managers Underlying Funds and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management
Services are customized portfolios directly managed by RIM for use within the total portfolio of each Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Underlying
Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to Direct
Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money
Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers
Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to Manager-of-Managers Underlying Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers
Underlying Fund assets as part of the Direct Management Services or otherwise.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Underlying Funds in recent years, described additional current and expected future changes and described the impact of the changes that have been or will be implemented in the investment advisory services provided to the Underlying Funds by
RIM, including the following:
• The Direct Management Services described above.
• RIM advised the Board that, with certain exceptions, in 2019 it would convert all remaining discretionary equity Money Managers for Manager-of-Managers Underlying Funds to non-discretionary assignments, thereby implementing emulation for almost all Money
Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying Funds of emulation. RIM noted that, in implementing emulation for Underlying Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to
RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, for certain Manager-of-Managers Underlying Funds, it has reduced, and may further reduce, the number of Money Managers in part to seek more concentrated return drivers. Additionally, RIM advised the Board that, consistent with the terms of the manager-of-managers exemptive order, it is also creating manager “bench” lineups for certain Manager-of-Managers

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Underlying Funds, whereby those Funds would have approved Money Managers that are not funded (i.e. have an asset allocation of zero). As the agreements with these bench Money Managers would already be approved for a Manager-of-Managers Underlying Fund by the Board based on information presented at the time of approval, RIM would be able to allocate assets to these Money Managers without proposing a new portfolio management contract for Board approval. RIM also advised the Board that allocations to Direct
Management Services for certain Underlying Funds may increase to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups.
• RIM advised the Board of its expectation that lower Money Manager Fees will continue to be negotiated with Money Managers.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Manager-of-Managers Underlying Funds, each of the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps agreed upon separately for affected Manager-of-Managers
Underlying Funds.
In its contract renewal deliberations, the Board took into consideration the potential benefits to the Manager-of-Managers Underlying
Funds, described by RIM, of these changes in their Manager-of-Managers investment programs and RIM’s potential conflicts of interest inherent in each of these initiatives and considered that, while reporting procedures would provide some ability for the Board to monitor the impact of such conflicts on the Funds and the profitability of the Fund relationships to RIM, such reporting procedures would not eliminate such conflicts of interest risks to the Funds.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain
Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the
Conservative Strategy Fund and Growth Strategy Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Group for that expense component, and each of the other Funds had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable
Funds on an actual basis, was ranked in the third quintile of its Expense Group for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the Expense Group funds. RIM noted that in 2019, based upon discussions with the Board, the methodology used by the independent third-party to create the Funds’ Expense Groups was changed from using Lipper investment classifications to Morningstar categories.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that although its profitability generally and from its relationships with the Funds and Underlying Funds improved in 2018, its pre-tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2017. RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying
Fund’s total expense ratio. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and

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150 Basis for Approval of Investment Advisory Contracts
establish goals, where appropriate, for improving the total expense comparisons for certain Funds and Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
Beginning in 2016, the Board has requested that RIM provide total expense ratio management plans to reduce Underlying Fund total expenses for certain Underlying Funds relative to their Comparable Funds. At the Agreement Information Review Meeting, the Board
reviewed the plans that RIM had previously implemented and planned to implement to reduce total expenses for certain Underlying
Funds in light of RIM’s progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year. On the basis of that review, the Board requested that certain total expense ratio management plans be evaluated and as a result, following further discussions at the Agreement Evaluation Meeting, elements of certain plans were accelerated.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year or may be implemented in the future.
The Board also considered that, in the past year, RIM has renegotiated fees with certain Money Managers to lower levels; changed certain Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money
Managers for each Manager-of-Managers Underlying Fund; and increased its allocations to Direct Management Services for various
Underlying Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the Manager-of-Managers Underlying Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in Money Manager Fees paid by RIM in respect of a Manager-of-Managers Underlying Fund accrues to RIM, rather than such Fund. The Board also considered RIM’s advice that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund. With certain exceptions, the Board noted RIM’s stated intention to convert all remaining discretionary equity Money Managers for Manager-of-Managers Underlying Funds to non-discretionary assignments in
2019, thereby implementing emulation for almost all Money Manager equity assignments.
The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIM also noted
that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Moderate Strategy Fund,
Growth Strategy Fund and Equity Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for the Conservative Strategy Fund and Balanced Strategy Fund ranked in the third quintile of its Expense Group. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.
The Board considered RIM’s explanation that the total expense ratios of the Funds include direct fund-level expenses and indirect expenses of the Underlying Funds, but that the Funds were evaluated on the basis of total direct expenses. The Board considered that the total direct expenses for each of the Moderate Strategy Fund and Growth Strategy Fund were within 2 basis points from the third quintile of such Fund’s Expense Group, and the total direct expenses for the Equity Growth Strategy Fund were within 4 basis points from the third quintile of the Fund’s Expense Group. RIM informed the Board that because the Funds had been in the fourth or fifth

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quintiles relative to their new Expense Groups for only one year, and because of the small variance to the third quintile, RIM believed the overall total expense ratio of each Fund was reasonable.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/
or reimbursements, including the total expense ratio management plans, and considering any differences in the composition of the
Expense Groups and investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) the
Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) except as noted above, the relative expense ratio of each Fund and
Underlying Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the
Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by
RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or
Underlying Fund in light of various factors, including the Advisory Fee breakpoints which are in place for certain Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-
managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with continuation of the RIM Agreement.
The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2018 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past year to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money
Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Conservative Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1-year period ended December 31, 2018, and ranked in the fourth quintile of its
Performance Universe for the 3-year and 5-year periods ended such date. With respect to the Balanced Strategy Fund and Growth
Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the third quintile of its Performance
Universe for the 1-year period ended December 31, 2018, and ranked in the fourth quintile of its Performance Universe for the 3-year and 5-year periods ended such date. The Board considered RIM’s explanation that the underperformance of the Conservative Strategy
Fund, Balanced Strategy Fund and Growth Strategy Fund relative to their respective peer groups for the 3-year period was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that these Funds have exposure to more diversified growth-oriented asset classes beyond traditional equities (such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities), which are intended to provide diversification benefits and dampen volatility.
RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes, particularly to commodities, were headwinds relative to peers. The Board also considered RIM’s explanation that Funds have a higher
non-U.S. equity allocation and less U.S. bias than peers, which negatively impacted peer-relative performance during the period.
With respect to the Moderate Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 1-year, 3-year and 5-year periods ended December 31, 2018.
With respect to the Equity Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2018, and ranked in the third quintile of its
Performance Universe for the 3-year period and the fourth quintile of its Performance Universe for the 5-year period ended such date.

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In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers
Underlying Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended
December 31, 2018, the RIC Unconstrained Total Return Fund and RIC Global Infrastructure Fund outperformed their benchmarks;
for the 3-year period ended December 31, 2018, the RIC Strategic Bond Fund, RIC Short Duration Bond Fund and RIC Multi-Strategy
Income Fund outperformed their benchmarks; and for the 5-year period ended December 31, 2018, the RIC Short Duration Bond
Fund and RIC Global Infrastructure Fund outperformed their benchmarks. No Manager-of-Managers Underlying Fund outperformed its benchmark in each of the 1-, 3- and 5-year periods. The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money Managers continues to impact the performance of the Funds and Manager-
of-Managers Underlying Funds for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Manager-of-Managers Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Manager-of-Managers Underlying Funds. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Information Review Meeting and
Agreement Evaluation Meeting and prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying
Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the interests of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the
Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money
Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a Money Manager may execute trades. The Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, the policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Manager-of-Managers Underlying Funds in their registration statements. The Board was advised that, in the case of discretionary Money Managers using soft dollar arrangements, the CCO may from time to time request that Money
Managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement
Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Manager-of-Managers Underlying Fund portfolio transactions.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation
Meeting, RIM reported that it planned to recommend to the Board at the May 20-21, 2019 meeting the appointment and termination of certain Money Managers, changes from discretionary to non-discretionary assignments for certain Money Managers, and changes to the fee schedules charged by certain Money Managers.

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Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each
Manager-of-Managers Underlying Fund would be in the interests of the Manager-of-Managers Underlying Fund and its shareholders.
In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the
Manager-of-Managers Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and
Underlying Fund.

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — October 31, 2019 (Unaudited)
154 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC's website at https://www.sec.
gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — October 31, 2019
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 155
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms.
Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/
trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Mark Spina, #
Born June 8, 1970
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2017
President and Chief
Executive Officer
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed
until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chairman of the Board, President,
Russell Investments Financial
Services, LLC (“RIFIS”)
Chairman of the Board, Russell
Investments Fund Services, LLC
(“RIFUS”)
Director, RIM
From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management
43 None
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
156 Disclosure of Information about Fund Trustees and Officers
* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2108, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
Until June 2014, Director, Ecova
(total energy and sustainability
management)
43 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
Until December 2014, Chairperson of
Audit Committee, Select Sector SPDR
Funds (investment company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 157
* Each Trustee is subject to mandatory retirement at age 75.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Investment
Committee since
2015
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
158 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 43 None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mark Spina,
Born June 8, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2017
Until successor
is chosen and
qualified by
Trustees
President and Chief Executive Officer, RIC and RIF
Chairman of the Board, President, RIFIS.
Chairman of the Board, RIFUS
Director, RIM
From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
Director, RIM

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 159
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary since 2010 Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2019 (Unaudited)
160 Adviser and Service Providers
Interested Trustee
Mark Spina
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark Spina, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2015; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Cheryl Burgermeister has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2018     $1,467,832

2019     $1,546,175

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2018    $539,884                                 Performance of agreed-upon procedures with respect to 10/31/18 annual reports to
2019    $556,287                                 Performance of agreed-upon procedures with respect to 10/31/19 annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2018    $448,838                                 Tax services
2019    $453,878                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2018    $0
2019    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 28, 2018

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor to RIC and RIF, respectively, for audit, non-audit, tax or other services.  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services such as audit-related, tax and other services (“non-audit services”) performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent in light of the services it provides to a Fund, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor to the Funds would be deemed impaired if the auditor provides a service whereby it:

•

Functions in the role of management of the Funds, the adviser of the Funds or any other affiliate
[1]
 of the Funds;
•

Is in the position of auditing its own work; or
•

Serves in an advocacy role for the Funds, the adviser of the Funds or any other affiliate of the Funds.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including those under Form N-CEN and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, or the Investment Adviser, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ Internal Audit Department and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates, consistent with the Public Company Accounting Oversight Board’s Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                            0%
Tax Fees                                             0%
All Other Fees                                    0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2018   $0
2019   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12.  Exhibit List
 (a) Registrant’s code of ethics described in Item 2
(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Mark Spina
            Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date:  December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Mark Spina
            Mark Spina
            President and Chief Executive Officer, Russell Investment Company

By:      /s/ Mark E. Swanson
            Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company

Date:  December 27, 2019

[1]
 For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.